UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 44	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 160	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® America's FUTURE Annuity®
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 59. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
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•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
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SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	3.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.43%)	$1,475	$2,761	$3,967	$6,857	*	$2,261	$3,667	$6,857	$775	$2,261	$3,667	$6,857
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
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Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
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Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
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•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide
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received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
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This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
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Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person
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designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of
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the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
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•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
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If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
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•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
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Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock
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Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
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Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
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If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
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Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
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First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
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If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
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BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
62

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA Situs Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
63

Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
64

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
65

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
66

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
67

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
68

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
69

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
70

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
71

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.284549	11.647565	3.22%	5,591
2013	10.178209	11.284549	10.87%	1,466
2012*	10.000000	10.178209	1.78%	6
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.943317	17.204617	7.91%	71,579
2013	11.694825	15.943317	36.33%	107,689
2012	9.966513	11.694825	17.34%	120,851
2011	11.011289	9.966513	-9.49%	142,980
2010	8.781806	11.011289	25.39%	148,375
2009	6.214888	8.781806	41.30%	160,259
2008*	10.000000	6.214888	-37.85%	121,352
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.956441	14.280010	2.32%	914,888
2013	15.395762	13.956441	-9.35%	1,160,886
2012	14.474697	15.395762	6.36%	1,587,569
2011	13.077251	14.474697	10.69%	1,778,312
2010	12.559712	13.077251	4.12%	1,839,304
2009	11.504963	12.559712	9.17%	2,123,553
2008	11.802815	11.504963	-2.52%	2,068,283
2007	10.883351	11.802815	8.45%	1,364,541
2006	10.815767	10.883351	0.62%	1,172,362
2005	10.751209	10.815767	0.60%	1,467,998
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
2008	16.744192	10.848764	-35.21%	2,320,206
2007	16.917061	16.744192	-1.02%	2,931,156
2006	14.586411	16.917061	15.98%	3,444,606
2005	14.074150	14.586411	3.64%	4,615,071
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.845645	20.579057	15.32%	321,804
2013	13.846758	17.845645	28.88%	283,060
2012	12.017634	13.846758	15.22%	291,299
2011	12.217384	12.017634	-1.63%	315,765
2010	10.343091	12.217384	18.12%	352,146
2009	8.035950	10.343091	28.71%	369,808
2008	10.724193	8.035950	-25.07%	494,309
2007	11.083121	10.724193	-3.24%	384,408
2006*	10.000000	11.083121	10.83%	261,576
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.499469	15.648868	0.96%	601,900
2013	13.676520	15.499469	13.33%	641,233
2012	12.556505	13.676520	8.92%	666,174
2011	13.155568	12.556505	-4.55%	708,416
2010	12.100570	13.155568	8.72%	573,190
2009*	10.000000	12.100570	21.01%	345,344
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.263538	12.829520	4.62%	61,232
2013*	10.000000	12.263538	22.64%	6,185
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.915333	9.15%	20,105
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
2009	10.183859	12.611563	23.84%	958,155
2008	14.882353	10.183859	-31.57%	1,181,554
2007	15.124914	14.882353	-1.60%	866,204
2006	13.346255	15.124914	13.33%	1,009,375
2005	12.565056	13.346255	6.22%	1,328,911
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
2008	12.429562	8.073183	-35.05%	1,741,086
2007	11.642959	12.429562	6.76%	2,192,698
2006	10.763956	11.642959	8.17%	2,572,597
2005	10.487708	10.763956	2.63%	3,360,662
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
2008	16.253957	10.119785	-37.74%	11,845,450
2007	15.591338	16.253957	4.25%	14,529,354
2006	13.628340	15.591338	14.40%	17,244,709
2005	13.142116	13.628340	3.70%	22,221,850
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
2008	16.822151	11.738307	-30.22%	1,658,742
2007	15.853607	16.822151	6.11%	2,000,724
2006	13.741095	15.853607	15.37%	2,459,480
2005	13.290671	13.741095	3.39%	3,349,509
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.935516	-0.64%	24,587
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
2008	14.284699	13.117837	-8.17%	3,692,418
2007	13.685663	14.284699	4.38%	4,463,099
2006	13.265501	13.685663	3.17%	4,856,315
2005	13.220856	13.265501	0.34%	6,369,737
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	14.180190	14.656383	3.36%	236,617
2013	12.625334	14.180190	12.32%	253,167
2012	11.413052	12.625334	10.62%	263,907
2011	11.555121	11.413052	-1.23%	210,294
2010	10.347901	11.555121	11.67%	212,456
2009	8.414756	10.347901	22.97%	286,582
2008	11.338890	8.414756	-25.79%	295,545
2007	10.537213	11.338890	7.61%	189,261
2006*	10.000000	10.537213	5.37%	27,732
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	14.008576	14.522693	3.67%	244,347
2013	12.196923	14.008576	14.85%	279,600
2012	10.879397	12.196923	12.11%	254,601
2011	11.108466	10.879397	-2.06%	235,919
2010	9.792985	11.108466	13.43%	230,809
2009	7.677586	9.792985	27.55%	181,489
2008	11.519520	7.677586	-33.35%	167,409
2007	10.557260	11.519520	9.11%	145,528
2006*	10.000000	10.557260	5.57%	68,193
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	14.177834	14.725838	3.87%	123,165
2013	11.781207	14.177834	20.34%	121,263
2012	10.299821	11.781207	14.38%	91,801
2011	10.686531	10.299821	-3.62%	100,965
2010	9.300869	10.686531	14.90%	86,534
2009	7.145920	9.300869	30.16%	88,017
2008	11.650666	7.145920	-38.67%	102,756
2007	10.577460	11.650666	10.15%	76,760
2006*	10.000000	10.577460	5.77%	18,981
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.653015	10.932839	-13.59%	333,883
2013	10.289815	12.653015	22.97%	388,921
2012	9.919118	10.289815	3.74%	472,132
2011	10.563299	9.919118	-6.10%	693,938
2010	8.950007	10.563299	18.03%	762,961
2009	6.122950	8.950007	46.17%	972,948
2008	13.557931	6.122950	-54.84%	1,194,207
2007	9.398800	13.557931	44.25%	994,326
2006*	10.000000	9.398800	-6.01%	396,724
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
2008	17.751389	10.073962	-43.25%	8,906,341
2007	17.672051	17.751389	0.45%	11,229,164
2006	14.857681	17.672051	18.94%	12,664,083
2005	14.183136	14.857681	4.76%	15,983,566
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
2008	17.481983	9.136775	-47.74%	6,031,171
2007	13.912262	17.481983	25.66%	7,830,177
2006	13.159446	13.912262	5.72%	8,331,924
2005	12.572083	13.159446	4.67%	10,918,404
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
2008	10.924407	8.108574	-25.78%	2,700,244
2007	10.744327	10.924407	1.68%	3,719,558
2006	9.756538	10.744327	10.12%	5,694,880
2005	9.607448	9.756538	1.55%	7,303,219
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	14.306214	14.985664	4.75%	963,476
2013	14.721597	14.306214	-2.82%	1,115,339
2012	14.052458	14.721597	4.76%	1,420,243
2011	13.232986	14.052458	6.19%	1,622,008
2010	12.407121	13.232986	6.66%	2,111,646
2009	10.828838	12.407121	14.57%	2,417,242
2008	11.311086	10.828838	-4.26%	1,740,137
2007	10.958641	11.311086	3.22%	2,001,394
2006	10.607357	10.958641	3.31%	1,586,982
2005	10.490587	10.607357	1.11%	1,351,167
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	16.216426	17.057651	5.19%	698,470
2013	12.032648	16.216426	34.77%	820,841
2012	10.586731	12.032648	13.66%	981,456
2011	11.970988	10.586731	-11.56%	1,199,882
2010	9.390402	11.970988	27.48%	1,460,171
2009	6.771027	9.390402	38.69%	1,302,714
2008	11.300835	6.771027	-40.08%	1,209,110
2007	9.879737	11.300835	14.38%	1,166,412
2006*	10.000000	9.879737	-1.20%	590,919
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
2008	19.574270	10.883459	-44.40%	824,298
2007	16.861667	19.574270	16.09%	1,047,985
2006	14.432708	16.861667	16.83%	1,260,983
2005	12.247224	14.432708	17.84%	1,670,693
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
2009	7.786548	12.139346	55.90%	472,696
2008	16.101307	7.786548	-51.64%	435,006
2007	15.394529	16.101307	4.59%	554,440
2006	13.375338	15.394529	15.10%	573,305
2005	13.166913	13.375338	1.58%	878,442
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.726936	12.965069	1.87%	200,334
2013	10.381296	12.726936	22.59%	129,537
2012	9.087691	10.381296	14.23%	112,485
2011	9.318350	9.087691	-2.48%	127,521
2010	8.532754	9.318350	9.21%	131,758
2009	6.613814	8.532754	29.01%	86,113
2008*	10.000000	6.613814	-33.86%	27,914
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.276408	15.829727	3.62%	826,837
2013	13.535842	15.276408	12.86%	812,231
2012	12.131090	13.535842	11.58%	851,645
2011	11.961999	12.131090	1.41%	1,000,383
2010	10.718361	11.961999	11.60%	1,076,232
2009	7.980471	10.718361	34.31%	1,246,350
2008	11.453838	7.980471	-30.32%	1,140,138
2007	11.145580	11.453838	2.77%	1,380,236
2006*	10.000000	11.145580	11.46%	604,332
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	16.006493	15.944987	-0.38%	243,211
2013	11.861537	16.006493	34.94%	310,152
2012	10.115536	11.861537	17.26%	336,628
2011	10.611363	10.115536	-4.67%	473,685
2010	8.355085	10.611363	27.00%	995,169
2009	6.531004	8.355085	27.93%	771,258
2008	9.843856	6.531004	-33.65%	759,300
2007	10.181083	9.843856	-3.31%	616,958
2006*	10.000000	10.181083	1.81%	467,577
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.369024	-6.31%	137,894
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.679069	-13.21%	282,566
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.021302	0.21%	1,392,391
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.526695	11.867646	2.96%	4,659
2013	10.247087	11.526695	12.49%	183
2012*	10.000000	10.247087	2.47%	18
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.932018	10.296053	3.67%	14,107
2013*	10.000000	9.932018	-0.68%	1,885
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.431640	11.490147	-7.57%	3,962
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.595124	17.068283	-2.99%	19,914
2013	13.465550	17.595124	30.67%	48,448
2012	11.086505	13.465550	21.46%	30,754
2011	11.295511	11.086505	-1.85%	20,801
2010*	10.000000	11.295511	12.96%	12
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.388424	14.344494	7.14%	5,489
2013	9.668984	13.388424	38.47%	18,403
2012*	10.000000	9.668984	-3.31%	16,472
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.701777	13.105711	3.18%	1,011
2013	9.982237	12.701777	27.24%	462
2012*	10.000000	9.982237	-0.18%	2
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.210982	14.092006	6.67%	34,295
2013	9.763789	13.210982	35.31%	37,218
2012*	10.000000	9.763789	-2.36%	40,179
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	32.341410	30.347571	-6.16%	199,047
2013	26.093716	32.341410	23.94%	268,887
2012	22.105593	26.093716	18.04%	261,519
2011	24.050210	22.105593	-8.09%	302,769
2010	22.342511	24.050210	7.64%	274,270
2009*	10.000000	22.342511	23.86%	171,698
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.685518	26.935448	0.94%	194,145
2013	24.381549	26.685518	9.45%	259,521
2012	20.748259	24.381549	17.51%	92,978
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	23.231361	24.821492	6.84%	35,592
2013	18.050286	23.231361	28.70%	24,050
2012	16.047707	18.050286	12.48%	13,411
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
2008	11.944469	6.588604	-44.84%	5,143,244
2007	8.826170	11.944469	35.33%	6,088,011
2006	8.166150	8.826170	8.08%	4,710,519
2005	7.324540	8.166150	11.49%	6,015,999
79

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
2008	4.872056	2.703756	-44.50%	1,996,954
2007	4.041990	4.872056	20.54%	2,558,198
2006	3.784405	4.041990	6.81%	2,238,780
2005	3.425003	3.784405	10.49%	2,722,770
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
2008	17.243848	8.159176	-52.68%	2,286,059
2007	13.599656	17.243848	26.80%	2,954,089
2006	9.363535	13.599656	45.24%	2,603,441
2005	7.164672	9.363535	30.69%	3,099,450
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
2009	9.591663	12.036907	25.49%	306,114
2008	14.498321	9.591663	-33.84%	400,186
2007	14.287585	14.498321	1.47%	620,568
2006	12.345283	14.287585	15.73%	761,128
2005	11.412057	12.345283	8.18%	1,533,082
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.475673	-5.24%	51,673
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.340463	13.139716	-8.37%	44,438
2013	10.252190	14.340463	39.88%	117,997
2012*	10.000000	10.252190	2.52%	11,888
80

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.988307	17.452091	9.16%	886,431
2013	11.904227	15.988307	34.31%	999,401
2012	10.371441	11.904227	14.78%	1,060,251
2011	10.519780	10.371441	-1.41%	1,202,150
2010	9.549524	10.519780	10.16%	1,275,049
2009	7.873436	9.549524	21.29%	1,455,685
2008	11.818795	7.873436	-33.38%	1,259,451
2007	11.090588	11.818795	6.57%	1,225,913
2006*	10.000000	11.090588	10.91%	1,147,324
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	12.644832	13.943700	10.27%	1,088,360
2013	9.839732	12.644832	28.51%	1,066,152
2012	8.712657	9.839732	12.94%	1,197,820
2011	8.857217	8.712657	-1.63%	1,344,544
2010	7.498802	8.857217	18.12%	1,511,148
2009	5.672153	7.498802	32.20%	1,762,450
2008	9.342938	5.672153	-39.29%	2,008,846
2007	7.890812	9.342938	18.40%	2,616,604
2006	7.503486	7.890812	5.16%	3,235,450
2005	7.112875	7.503486	5.49%	4,456,055
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.557717	15.139024	3.99%	674,807
2013	11.921435	14.557717	22.11%	669,019
2012	10.401319	11.921435	14.61%	659,796
2011	10.404216	10.401319	-0.03%	714,148
2010	9.377085	10.404216	10.95%	900,203
2009	7.670922	9.377085	22.24%	1,088,236
2008	11.028289	7.670922	-30.44%	1,132,632
2007	10.490389	11.028289	5.13%	1,064,813
2006*	10.000000	10.490389	4.90%	440,669
81

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.683962	12.149105	3.98%	358,705
2013	12.107662	11.683962	-3.50%	428,602
2012	11.645656	12.107662	3.97%	577,937
2011	11.120547	11.645656	4.72%	645,899
2010	10.592676	11.120547	4.98%	701,913
2009	9.535719	10.592676	11.08%	777,836
2008	10.681685	9.535719	-10.73%	794,864
2007	10.472392	10.681685	2.00%	985,203
2006*	10.000000	10.472392	4.72%	436,457
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.874540	16.012366	0.87%	335,913
2013	12.458485	15.874540	27.42%	401,219
2012	10.302734	12.458485	20.92%	472,119
2011	11.469029	10.302734	-10.17%	534,290
2010	10.403352	11.469029	10.24%	739,912
2009	7.417275	10.403352	40.26%	793,963
2008	12.203617	7.417275	-39.22%	750,084
2007	10.773700	12.203617	13.27%	676,256
2006*	10.000000	10.773700	7.74%	378,992
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.305178	15.312284	7.04%	795,311
2013	11.142876	14.305178	28.38%	1,070,530
2012	9.582479	11.142876	16.28%	1,201,952
2011	10.150050	9.582479	-5.59%	1,421,918
2010	8.669986	10.150050	17.07%	1,589,193
2009	6.307117	8.669986	37.46%	1,756,831
2008	11.414370	6.307117	-44.74%	1,105,922
2007	10.299018	11.414370	10.83%	794,104
2006*	10.000000	10.299018	2.99%	388,040
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.688489	13.853317	9.18%	416,728
2013	9.633985	12.688489	31.71%	421,332
2012	8.308872	9.633985	15.95%	416,950
2011	8.580214	8.308872	-3.16%	499,025
2010	7.805765	8.580214	9.92%	490,740
2009	6.030005	7.805765	29.45%	431,876
2008	9.829384	6.030005	-38.65%	343,229
2007*	10.000000	9.829384	-1.71%	148,602
82

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
2008	15.721095	11.213252	-28.67%	1,067,837
2007	15.390286	15.721095	2.15%	1,414,000
2006	14.047948	15.390286	9.56%	1,863,390
2005	13.852569	14.047948	1.41%	2,588,633
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
2008	13.513164	8.433508	-37.59%	1,090,581
2007	13.952782	13.513164	-3.15%	1,286,676
2006	12.153202	13.952782	14.81%	1,404,623
2005	11.769582	12.153202	3.26%	1,614,350
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
2008*	10.000000	5.149362	-48.51%	4,995
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
2008*	10.000000	6.139089	-38.61%	501,132
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.703984	13.149156	3.50%	94,715
2013	9.905989	12.703984	28.25%	85,469
2012	8.610358	9.905989	15.05%	86,747
2011	9.285006	8.610358	-7.27%	117,268
2010	8.154464	9.285006	13.86%	90,673
2009	6.372240	8.154464	27.97%	108,871
2008*	10.000000	6.372240	-36.28%	50,137
83

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.577768	12.993669	3.31%	226,819
2013	11.075101	12.577768	13.57%	295,647
2012	10.067963	11.075101	10.00%	251,968
2011	10.302913	10.067963	-2.28%	230,648
2010	9.421327	10.302913	9.36%	200,546
2009	7.938247	9.421327	18.68%	84,820
2008*	10.000000	7.938247	-20.62%	64,965
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.769136	13.241957	3.70%	156,925
2013	10.632627	12.769136	20.09%	140,594
2012	9.446137	10.632627	12.56%	155,748
2011	9.877084	9.446137	-4.36%	186,816
2010	8.872557	9.877084	11.32%	196,470
2009	7.214380	8.872557	22.98%	66,814
2008*	10.000000	7.214380	-27.86%	70,150
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.968096	12.249919	2.35%	128,169
2013	11.514872	11.968096	3.94%	135,744
2012	10.814610	11.514872	6.48%	136,361
2011	10.766211	10.814610	0.45%	239,287
2010	10.177342	10.766211	5.79%	266,903
2009	9.091244	10.177342	11.95%	156,907
2008*	10.000000	9.091244	-9.09%	157,876
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.851490	10.991334	1.29%	0
2013*	10.000000	10.851490	8.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.990343	10.996269	0.05%	75,432
2013*	10.000000	10.990343	9.90%	16,633
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.677907	13.131352	3.58%	285,292
2013	10.865022	12.677907	16.69%	355,732
2012	9.761924	10.865022	11.30%	392,089
2011	10.090736	9.761924	-3.26%	457,312
2010	9.147371	10.090736	10.31%	454,489
2009	7.573033	9.147371	20.79%	294,696
2008*	10.000000	7.573033	-24.27%	197,967
84

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.716502	13.170287	3.57%	179,874
2013	10.330540	12.716502	23.10%	176,549
2012	9.102215	10.330540	13.49%	188,763
2011	9.639659	9.102215	-5.58%	208,141
2010	8.588829	9.639659	12.23%	232,906
2009	6.850462	8.588829	25.38%	156,624
2008*	10.000000	6.850462	-31.50%	81,188
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.423929	12.808258	3.09%	180,466
2013	11.275842	12.423929	10.18%	197,581
2012	10.345184	11.275842	9.00%	219,134
2011	10.472530	10.345184	-1.22%	250,160
2010	9.696966	10.472530	8.00%	241,900
2009	8.319130	9.696966	16.56%	203,188
2008*	10.000000	8.319130	-16.81%	80,414
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
2008*	10.000000	9.882105	-1.18%	37,530
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.175242	13.687124	3.89%	140,847
2013	13.579823	13.175242	-2.98%	137,007
2012	12.799331	13.579823	6.10%	135,063
2011	12.184889	12.799331	5.04%	119,444
2010	11.378498	12.184889	7.09%	85,104
2009	9.866034	11.378498	15.33%	147,577
2008*	10.000000	9.866034	-1.34%	18,453
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
2008	34.424173	14.401657	-58.16%	33,828
2007	23.874248	34.424173	44.19%	53,588
2006	17.629332	23.874248	35.42%	71,673
2005	13.418473	17.629332	31.38%	89,542
85

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
2008	15.820940	16.880335	6.70%	8,464,151
2007	14.906445	15.820940	6.13%	9,350,766
2006	14.562456	14.906445	2.36%	9,949,714
2005	14.237106	14.562456	2.29%	12,119,898
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
2008	15.935049	8.514172	-46.57%	25,909
2007	12.653726	15.935049	25.93%	24,020
2006	9.607565	12.653726	31.71%	27,504
2005	7.449087	9.607565	28.98%	39,845
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.922385	10.149211	-7.08%	206,450
2013	9.112475	10.922385	19.86%	216,756
2012	7.782692	9.112475	17.09%	218,592
2011	9.015626	7.782692	-13.68%	221,649
2010	8.475041	9.015626	6.38%	231,954
2009	6.652935	8.475041	27.39%	227,221
2008	11.802629	6.652935	-43.63%	150,701
2007	10.893665	11.802629	8.34%	175,734
2006*	10.000000	10.893665	8.94%	33,638
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.495509	20.273000	3.99%	584,777
2013	15.467880	19.495509	26.04%	599,826
2012	13.473818	15.467880	14.80%	682,165
2011	14.159421	13.473818	-4.84%	790,741
2010	12.470836	14.159421	13.54%	921,331
2009	9.897697	12.470836	26.00%	930,885
2008	15.822149	9.897697	-37.44%	1,031,280
2007	15.076422	15.822149	4.95%	1,057,590
2006	13.023752	15.076422	15.76%	1,131,961
2005	12.182097	13.023752	6.91%	1,166,726
86

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.302587	15.852202	3.59%	157,088
2013	13.620887	15.302587	12.35%	134,356
2012	12.571832	13.620887	8.34%	132,170
2011	12.580870	12.571832	-0.07%	144,335
2010	11.566339	12.580870	8.77%	151,954
2009*	10.000000	11.566339	15.66%	15,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.376392	18.108358	4.21%	42,419
2013	14.681050	17.376392	18.36%	43,468
2012	13.204625	14.681050	11.18%	43,595
2011	13.456927	13.204625	-1.87%	45,142
2010	12.127012	13.456927	10.97%	44,158
2009*	10.000000	12.127012	21.27%	27,294
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.420836	14.839530	2.90%	604,488
2013	13.888108	14.420836	3.84%	727,493
2012	13.331630	13.888108	4.17%	851,441
2011	13.076004	13.331630	1.95%	971,880
2010	12.466778	13.076004	4.89%	1,139,859
2009	11.538170	12.466778	8.05%	1,286,869
2008	12.395396	11.538170	-6.92%	1,602,433
2007	11.875877	12.395396	4.37%	1,642,331
2006	11.293349	11.875877	5.16%	1,861,688
2005	11.036413	11.293349	2.33%	2,047,715
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.685836	10.844254	1.48%	3,086
2013*	10.000000	10.685836	6.86%	712
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.774529	10.857195	0.77%	4,686
2013*	10.000000	10.774529	7.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
2008	14.077055	10.709012	-23.93%	5,702,615
2007	13.451529	14.077055	4.65%	6,947,994
2006	12.195622	13.451529	10.30%	6,956,120
2005	11.687667	12.195622	4.35%	7,138,865
87

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.798767	19.543192	3.96%	949,845
2013	15.508601	18.798767	21.22%	1,043,186
2012	13.763764	15.508601	12.68%	1,222,712
2011	14.197419	13.763764	-3.05%	1,545,483
2010	12.703181	14.197419	11.76%	1,980,760
2009	10.310131	12.703181	23.21%	2,303,330
2008	15.171662	10.310131	-32.04%	2,775,219
2007	14.430448	15.171662	5.14%	3,259,531
2006	12.719036	14.430448	13.46%	3,293,958
2005	11.992565	12.719036	6.06%	3,535,039
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.178359	16.784147	3.74%	829,169
2013	14.782151	16.178359	9.45%	950,282
2012	13.813646	14.782151	7.01%	1,226,229
2011	13.664039	13.813646	1.09%	1,429,541
2010	12.712419	13.664039	7.49%	1,741,472
2009	11.203036	12.712419	13.47%	2,167,237
2008	13.313383	11.203036	-15.85%	2,332,755
2007	12.697763	13.313383	4.85%	2,642,014
2006	11.823364	12.697763	7.40%	2,693,910
2005	11.423984	11.823364	3.50%	2,991,084
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.961197	-0.39%	6,290
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.157736	1.58%	93
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
2008	24.094306	15.163130	-37.07%	2,260,394
2007	22.616912	24.094306	6.53%	2,818,589
2006	20.778390	22.616912	8.85%	3,242,066
2005	18.713055	20.778390	11.04%	3,964,972
88

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
2008	12.819495	12.958480	1.08%	17,845,237
2007	12.351169	12.819495	3.79%	14,728,755
2006	11.928894	12.351169	3.54%	12,393,860
2005	11.730027	11.928894	1.70%	11,601,628
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
2008	15.095538	12.366694	-18.08%	2,169,528
2007	14.567404	15.095538	3.63%	2,881,698
2006	14.028046	14.567404	3.84%	3,028,617
2005	13.860058	14.028046	1.21%	3,671,364
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.909099	18.540650	-1.95%	864,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.048485	-9.52%	218,286
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
2008*	10.000000	6.324050	-36.76%	6,389
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
89

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.882216	14.066855	9.20%	32,012
2013	9.631938	12.882216	33.74%	34,651
2012	8.269755	9.631938	16.47%	41,148
2011	8.890554	8.269755	-6.98%	44,339
2010	7.961084	8.890554	11.68%	70,615
2009	6.308238	7.961084	26.20%	112,862
2008*	10.000000	6.308238	-36.92%	6,708
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
2008*	10.000000	6.239729	-37.60%	90,268
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
2008*	10.000000	6.714877	-32.85%	160,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
2008	17.546430	9.311984	-46.93%	863,542
2007	16.141772	17.546430	8.70%	1,039,808
2006	15.789781	16.141772	2.23%	1,099,025
2005	14.747640	15.789781	7.07%	1,319,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
2008	23.810015	16.000908	-32.80%	2,607,695
2007	25.819700	23.810015	-7.78%	3,244,461
2006	22.223413	25.819700	16.18%	4,127,368
2005	21.767078	22.223413	2.10%	5,480,968
90

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
2008	23.030094	14.099731	-38.78%	3,092,791
2007	22.766758	23.030094	1.16%	3,887,841
2006	20.514856	22.766758	10.98%	4,475,815
2005	18.439802	20.514856	11.25%	5,538,590
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
2008	15.500260	8.972924	-42.11%	6,028,280
2007	14.466205	15.500260	7.15%	7,636,180
2006	12.852978	14.466205	12.55%	9,584,432
2005	12.077171	12.852978	6.42%	12,372,734
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
2008*	10.000000	5.610694	-43.89%	40,223
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.726533	13.134064	12.00%	227,561
2013*	10.000000	11.726533	17.27%	42,753
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.848061	10.798073	-0.46%	328,142
2013	10.940564	10.848061	-0.85%	336,617
2012	10.669788	10.940564	2.54%	336,630
2011	10.633816	10.669788	0.34%	430,105
2010	10.482149	10.633816	1.45%	539,447
2009	9.880242	10.482149	6.09%	838,424
2008*	10.000000	9.880242	-1.20%	53,151
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.599409	13.047737	3.56%	17,276
2013*	10.000000	12.599409	25.99%	32,100
91

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.670988	15.167356	-9.02%	42,665
2013	14.014699	16.670988	18.95%	45,876
2012	11.834153	14.014699	18.43%	88,025
2011	13.642767	11.834153	-13.26%	106,486
2010	12.951641	13.642767	5.34%	86,768
2009*	10.000000	12.951641	29.52%	158,045
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	11.101178	11.062789	-0.35%	423,382
2013	11.138943	11.101178	-0.34%	465,957
2012	10.750927	11.138943	3.61%	417,561
2011	10.822506	10.750927	-0.66%	472,531
2010	10.377838	10.822506	4.28%	642,466
2009	9.245267	10.377838	12.25%	737,636
2008	10.781825	9.245267	-14.25%	939,465
2007	10.390037	10.781825	3.77%	1,274,548
2006	10.066440	10.390037	3.21%	1,237,875
2005	10.018137	10.066440	0.48%	1,277,009
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.798387	13.116799	2.49%	25,913
2013	8.860112	12.798387	44.45%	29,287
2012	8.220176	8.860112	7.78%	27,469
2011	8.387805	8.220176	-2.00%	51,384
2010	7.079802	8.387805	18.48%	49,213
2009	5.822780	7.079802	21.59%	42,638
2008	9.712619	5.822780	-40.05%	23,613
2007	9.756048	9.712619	-0.45%	13,497
2006*	10.000000	9.756048	-2.44%	9,372
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
2009	8.620739	11.222299	30.18%	80,765
2008	14.372410	8.620739	-40.02%	105,326
2007	13.484384	14.372410	6.59%	374,490
2006	11.972775	13.484384	12.63%	238,616
2005	11.311637	11.972775	5.84%	152,874
92

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
2008	14.567661	7.349138	-49.55%	2,288,993
2007	13.832247	14.567661	5.32%	2,863,301
2006	13.563650	13.832247	1.98%	3,270,888
2005	12.190602	13.563650	11.26%	4,706,130
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
2008	14.894211	8.823716	-40.76%	2,192,893
2007	14.144065	14.894211	5.30%	2,742,511
2006	12.132822	14.144065	16.58%	3,103,824
2005	10.715673	12.132822	13.23%	3,731,046
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.052187	10.239328	1.86%	151,633
2013	10.162036	10.052187	-1.08%	195,212
2012*	10.000000	10.162036	1.62%	40,311
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.055435	-9.45%	19,882
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
2008	13.963369	8.509930	-39.06%	4,546,488
2007	13.500759	13.963369	3.43%	5,801,676
2006	11.849489	13.500759	13.94%	6,074,336
2005	11.288216	11.849489	4.97%	7,519,794
93

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.873477	17.598949	10.87%	216,950
2013	11.364432	15.873477	39.68%	243,832
2012	9.724523	11.364432	16.86%	585,982
2011	10.039715	9.724523	-3.14%	644,130
2010	8.213490	10.039715	22.23%	258,792
2009	6.044111	8.213490	35.89%	320,371
2008	9.815165	6.044111	-38.42%	329,096
2007	10.031176	9.815165	-2.15%	370,153
2006*	10.000000	10.031176	0.31%	216,180
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.559946	10.507208	-0.50%	223,913
2013	10.649591	10.559946	-0.84%	203,278
2012*	10.000000	10.649591	6.50%	152,258
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.724011	-2.76%	909
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.228168	12.148449	-0.65%	77,088
2013	13.213159	12.228168	-7.45%	98,112
2012	12.676918	13.213159	4.23%	186,332
2011	11.804664	12.676918	7.39%	275,754
2010	10.896626	11.804664	8.33%	243,953
2009*	10.000000	10.896626	8.97%	168,957
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.842883	11.818150	-0.21%	709,655
2013	11.984302	11.842883	-1.18%	874,724
2012	11.441627	11.984302	4.74%	943,718
2011	11.435807	11.441627	0.05%	925,521
2010	10.976283	11.435807	4.19%	883,142
2009*	10.000000	10.976283	9.76%	562,159
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.551151	10.886452	3.18%	517,024
2013	10.875633	10.551151	-2.98%	626,066
2012	10.027535	10.875633	8.46%	540,428
2011*	10.000000	10.027535	0.28%	219,086
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
94

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.512913	13.367602	6.83%	82,018
2013	12.673091	12.512913	-1.26%	48,811
2012	11.691238	12.673091	8.40%	55,184
2011	11.172115	11.691238	4.65%	94,254
2010	10.527112	11.172115	6.13%	128,276
2009	9.693185	10.527112	8.60%	160,088
2008	10.898298	9.693185	-11.06%	298,563
2007	10.434386	10.898298	4.45%	304,666
2006*	10.000000	10.434386	4.34%	90,211
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
2008	21.932715	18.470745	-15.78%	239,807
2007	20.786417	21.932715	5.51%	332,017
2006	18.938505	20.786417	9.76%	451,655
2005	17.032956	18.938505	11.19%	595,238
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
2008	28.815023	10.052063	-65.12%	449,545
2007	21.140699	28.815023	36.30%	580,679
2006	15.300434	21.140699	38.17%	713,141
2005	11.702352	15.300434	30.75%	961,172
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
2008	32.626096	17.409995	-46.64%	274,287
2007	22.661928	32.626096	43.97%	436,085
2006	18.377588	22.661928	23.31%	542,407
2005	12.232540	18.377588	50.24%	701,604
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
95

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.747755	24.052410	-2.81%	82,783
2013	16.631164	24.747755	48.80%	103,475
2012	15.565826	16.631164	6.84%	70,655
2011	16.471980	15.565826	-5.50%	93,675
2010	13.117881	16.471980	25.57%	365,344
2009*	10.000000	13.117881	31.18%	189,445
96

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.720822	10.730540	0.09%	0
2013	9.971679	10.720822	7.51%	0
2012*	10.000000	9.971679	-0.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	13.392307	14.014011	4.64%	0
2013	10.130169	13.392307	32.20%	0
2012	8.903366	10.130169	13.78%	0
2011	10.143544	8.903366	-12.23%	0
2010	8.342093	10.143544	21.59%	0
2009	6.088154	8.342093	37.02%	0
2008	14.990497	6.088105	-37.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.974870	9.897004	-0.78%	0
2013	11.347411	9.974870	-12.10%	0
2012	11.002568	11.347411	3.13%	0
2011	10.249782	11.002568	7.34%	0
2010	10.151533	10.249782	0.97%	0
2009	9.589461	10.151533	5.86%	0
2008	10.144993	9.589461	-5.48%	0
2007	9.648485	10.144993	5.15%	0
2006	9.887224	9.648485	-2.41%	0
2005	10.134326	9.887224	-2.44%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
2008	12.914871	8.113644	-37.18%	0
2007	13.458111	12.914871	-4.04%	0
2006	11.965263	13.458111	12.48%	0
2005	11.904527	11.965263	0.51%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	14.096024	15.762945	11.83%	0
2013	11.278730	14.096024	24.98%	0
2012	10.095287	11.278730	11.72%	0
2011	10.583042	10.095287	-4.61%	0
2010	9.239008	10.583042	14.55%	0
2009	7.402311	9.239008	24.81%	0
2008	10.187745	7.402311	-27.34%	0
2007	10.859495	10.187745	-6.19%	0
2006*	10.000000	10.859495	8.59%	0
97

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.427075	13.145838	-2.09%	0
2013	12.217829	13.427075	9.90%	0
2012	11.568469	12.217829	5.61%	0
2011	12.498196	11.568469	-7.44%	0
2010	11.854695	12.498196	5.43%	0
2009*	10.000000	11.854695	18.55%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.014293	12.188018	1.45%	0
2013*	10.000000	12.014293	20.14%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.693305	6.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
2009	9.274958	11.137967	20.09%	0
2008	13.978590	9.274958	-33.65%	0
2007	14.652833	13.978590	-4.60%	0
2006	13.332414	14.652833	9.90%	0
2005	12.942703	13.332414	3.01%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
2008	11.879229	7.481490	-37.02%	0
2007	11.476900	11.879229	3.51%	0
2006	10.940914	11.476900	4.90%	0
2005	10.992090	10.940914	-0.47%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
2008	13.009034	7.853499	-39.63%	0
2007	12.870609	13.009034	1.08%	0
2006	11.600461	12.870609	10.95%	0
2005	11.534900	11.600461	0.57%	0
98

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
2008	12.475449	8.441122	-32.34%	0
2007	12.126423	12.475449	2.88%	0
2006	10.837811	12.126423	11.89%	0
2005	10.808967	10.837811	0.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.732495	-2.68%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
2008	9.715944	8.652019	-10.95%	0
2007	9.600799	9.715944	1.20%	0
2006	9.595884	9.600799	0.05%	0
2005	9.861486	9.595884	-2.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	11.200953	11.226441	0.23%	0
2013	10.284153	11.200953	8.91%	0
2012	9.587717	10.284153	7.26%	0
2011	10.009566	9.587717	-4.21%	0
2010	9.243563	10.009566	8.29%	0
2009	7.751430	9.243563	19.25%	0
2008	10.771790	7.751430	-28.04%	0
2007	10.324533	10.771790	4.33%	0
2006*	10.000000	10.324533	3.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	11.065146	11.123773	0.53%	0
2013	9.934949	11.065146	11.38%	0
2012	9.139199	9.934949	8.71%	0
2011	9.622468	9.139199	-5.02%	0
2010	8.747658	9.622468	10.00%	0
2009	7.072224	8.747658	23.69%	0
2008	10.943356	7.072224	-35.37%	0
2007	10.344144	10.943356	5.79%	0
2006*	10.000000	10.344144	3.44%	0
99

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	11.198684	11.279201	0.72%	0
2013	9.596121	11.198684	16.70%	0
2012	8.652100	9.596121	10.91%	0
2011	9.256793	8.652100	-6.53%	0
2010	8.307881	9.256793	11.42%	0
2009	6.582360	8.307881	26.21%	0
2008	11.067934	6.582360	-40.53%	0
2007	10.363925	11.067934	6.79%	0
2006*	10.000000	10.363925	3.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	9.992812	8.372317	-16.22%	0
2013	8.380167	9.992812	19.24%	0
2012	8.331250	8.380167	0.59%	0
2011	9.149011	8.331250	-8.94%	0
2010	7.993586	9.149011	14.45%	0
2009	5.639509	7.993586	41.74%	0
2008	12.879167	5.639509	-56.21%	0
2007	9.208638	12.879167	39.86%	0
2006*	10.000000	9.208638	-7.91%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
2008	13.528307	7.444023	-44.97%	0
2007	13.890888	13.528307	-2.61%	0
2006	12.042275	13.890888	15.35%	0
2005	11.853486	12.042275	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
2008	13.560795	6.871971	-49.32%	0
2007	11.130491	13.560795	21.83%	0
2006	10.856195	11.130491	2.53%	0
2005	10.694558	10.856195	1.51%	0
100

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
2008	11.368331	8.182238	-28.03%	0
2007	11.532030	11.368331	-1.42%	0
2006	10.797837	11.532030	6.80%	0
2005	10.963993	10.797837	-1.52%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	10.325394	10.488224	1.58%	0
2013	10.957123	10.325394	-5.77%	0
2012	10.786598	10.957123	1.58%	0
2011	10.473865	10.786598	2.99%	0
2010	10.126836	10.473865	3.43%	0
2009	9.114528	10.126836	11.11%	0
2008	9.817803	9.114528	-7.16%	0
2007	9.810579	9.817803	0.07%	0
2006	9.791846	9.810579	0.19%	0
2005	9.985691	9.791846	-1.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	12.808768	13.065058	2.00%	0
2013	9.800746	12.808768	30.69%	0
2012	8.892990	9.800746	10.21%	0
2011	10.369478	8.892990	-14.24%	0
2010	8.387825	10.369478	23.63%	0
2009	6.236923	8.387825	34.49%	0
2008	10.735406	6.236923	-41.90%	0
2007	9.680146	10.735406	10.90%	0
2006*	10.000000	9.680146	-3.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
2008	17.934286	9.668741	-46.09%	0
2007	15.934056	17.934286	12.55%	0
2006	14.063448	15.934056	13.30%	0
2005	12.305317	14.063448	14.29%	0
101

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
2009	6.296453	9.518918	51.18%	0
2008	13.428496	6.296453	-53.11%	0
2007	13.242307	13.428496	1.41%	0
2006	11.863686	13.242307	11.62%	0
2005	12.042450	11.863686	-1.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	10.691354	10.561458	-1.21%	0
2013	8.993066	10.691354	18.88%	0
2012	8.118901	8.993066	10.77%	0
2011	8.584517	8.118901	-5.42%	0
2010	8.106091	8.584517	5.90%	0
2009	6.479270	8.106091	25.11%	0
2008*	10.000000	6.479270	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.067161	12.125482	0.48%	0
2013	11.026101	12.067161	9.44%	0
2012	10.191179	11.026101	8.19%	0
2011	10.362262	10.191179	-1.65%	0
2010	9.574728	10.362262	8.23%	0
2009	7.351441	9.574728	30.24%	0
2008	10.881072	7.351441	-32.44%	0
2007	10.920707	10.881072	-0.36%	0
2006*	10.000000	10.920707	9.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	12.642361	12.212135	-3.40%	0
2013	9.660971	12.642361	30.86%	0
2012	8.496772	9.660971	13.70%	0
2011	9.191191	8.496772	-7.56%	0
2010	7.462622	9.191191	23.16%	0
2009	6.015726	7.462622	24.05%	0
2008	9.351208	6.015726	-35.67%	0
2007	9.975480	9.351208	-6.26%	0
2006*	10.000000	9.975480	-0.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.177499	-8.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.501538	-14.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.816502	-1.83%	0
102

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.950968	10.933395	-0.16%	0
2013	10.039170	10.950968	9.08%	0
2012*	10.000000	10.039170	0.39%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.729870	9.781018	0.53%	0
2013*	10.000000	9.729870	-2.70%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.278576	10.108552	-10.37%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	15.963797	15.016532	-5.93%	0
2013	12.598452	15.963797	26.71%	0
2012	10.697275	12.598452	17.77%	0
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.715394	13.210759	3.90%	0
2013	9.469528	12.715394	34.28%	0
2012*	10.000000	9.469528	-5.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.067344	12.073861	0.05%	0
2013	9.779641	12.067344	23.39%	0
2012*	10.000000	9.779641	-2.20%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.546885	12.978099	3.44%	0
2013	9.562381	12.546885	31.21%	0
2012*	10.000000	9.562381	-4.38%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
103

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
2008	17.899787	9.573548	-46.52%	0
2007	13.641882	17.899787	31.21%	0
2006	13.014930	13.641882	4.82%	0
2005	12.036965	13.014930	8.12%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
2008	13.598782	7.317318	-46.19%	0
2007	11.636151	13.598782	16.87%	0
2006	11.234036	11.636151	3.58%	0
2005	10.483595	11.234036	7.16%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
2008	28.057725	12.872166	-54.12%	0
2007	22.822715	28.057725	22.94%	0
2006	16.202801	22.822715	40.86%	0
2005	12.783516	16.202801	26.75%	0
104

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
2009	8.310287	10.113020	21.69%	0
2008	12.954861	8.310287	-35.85%	0
2007	13.167496	12.954861	-1.61%	0
2006	11.731699	13.167496	12.24%	0
2005	11.182422	11.731699	4.91%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.282713	-7.17%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.624361	12.105181	-11.15%	0
2013	10.044129	13.624361	35.65%	0
2012*	10.000000	10.044129	0.44%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	12.628962	13.367714	5.85%	0
2013	9.696408	12.628962	30.24%	0
2012	8.712346	9.696408	11.30%	0
2011	9.112414	8.712346	-4.39%	0
2010	8.530108	9.112414	6.83%	0
2009	7.252605	8.530108	17.61%	0
2008	11.227739	7.252605	-35.40%	0
2007	10.866790	11.227739	3.32%	0
2006*	10.000000	10.866790	8.67%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	14.940674	15.976460	6.93%	0
2013	11.989171	14.940674	24.62%	0
2012	10.948182	11.989171	9.51%	0
2011	11.476701	10.948182	-4.61%	0
2010	10.019645	11.476701	14.54%	0
2009	7.815615	10.019645	28.20%	0
2008	13.276785	7.815615	-41.13%	0
2007	11.565261	13.276785	14.80%	0
2006	11.340179	11.565261	1.98%	0
2005	11.084575	11.340179	2.31%	0
105

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	11.499008	11.595956	0.84%	0
2013	9.710596	11.499008	18.42%	0
2012	8.737584	9.710596	11.14%	0
2011	9.012376	8.737584	-3.05%	0
2010	8.376153	9.012376	7.60%	0
2009	7.066110	8.376153	18.54%	0
2008	10.476629	7.066110	-32.55%	0
2007	10.278608	10.476629	1.93%	0
2006*	10.000000	10.278608	2.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.229467	9.306274	0.83%	0
2013	9.862913	9.229467	-6.42%	0
2012	9.783635	9.862913	0.81%	0
2011	9.633393	9.783635	1.56%	0
2010	9.462638	9.633393	1.80%	0
2009	8.784373	9.462638	7.72%	0
2008	10.147471	8.784373	-13.43%	0
2007	10.261063	10.147471	-1.11%	0
2006*	10.000000	10.261063	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	12.539065	12.264801	-2.19%	0
2013	10.147932	12.539065	23.56%	0
2012	8.654602	10.147932	17.25%	0
2011	9.934859	8.654602	-12.89%	0
2010	9.292897	9.934859	6.91%	0
2009	6.832432	9.292897	36.01%	0
2008	11.593301	6.832432	-41.07%	0
2007	10.556235	11.593301	9.82%	0
2006*	10.000000	10.556235	5.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.298983	11.728120	3.80%	0
2013	9.075950	11.298983	24.49%	0
2012	8.049283	9.075950	12.75%	0
2011	8.791840	8.049283	-8.45%	0
2010	7.744145	8.791840	13.53%	0
2009	5.809537	7.744145	33.30%	0
2008	10.843305	5.809537	-46.42%	0
2007	10.091049	10.843305	7.45%	0
2006*	10.000000	10.091049	0.91%	0
106

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.335206	10.942262	5.87%	0
2013	8.092119	10.335206	27.72%	0
2012	7.197536	8.092119	12.43%	0
2011	7.664286	7.197536	-6.09%	0
2010	7.190095	7.664286	6.60%	0
2009	5.727866	7.190095	25.53%	0
2008	9.629306	5.727866	-40.52%	0
2007*	10.000000	9.629306	-3.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
2008	11.388210	7.876480	-30.84%	0
2007	11.498656	11.388210	-0.96%	0
2006	10.822514	11.498656	6.25%	0
2005	11.004388	10.822514	-1.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
2008	12.878644	7.793313	-39.49%	0
2007	13.715331	12.878644	-6.10%	0
2006	12.318371	13.715331	11.34%	0
2005	12.300999	12.318371	0.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
2008*	10.000000	5.044281	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
2008*	10.000000	6.013929	-39.25%	0
107

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	10.671593	10.710953	0.37%	0
2013	8.580947	10.671593	24.36%	0
2012	7.692117	8.580947	11.56%	0
2011	8.553514	7.692117	-10.07%	0
2010	7.746398	8.553514	10.42%	0
2009	6.242423	7.746398	24.09%	0
2008*	10.000000	6.242423	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.566033	10.584802	0.18%	0
2013	9.594203	10.566033	10.13%	0
2012	8.994793	9.594203	6.66%	0
2011	9.491560	8.994793	-5.23%	0
2010	8.950313	9.491560	6.05%	0
2009	7.776855	8.950313	15.09%	0
2008*	10.000000	7.776855	-21.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	10.726618	10.786873	0.56%	0
2013	9.210699	10.726618	16.46%	0
2012	8.439038	9.210699	9.14%	0
2011	9.099111	8.439038	-7.25%	0
2010	8.428800	9.099111	7.95%	0
2009	7.067579	8.428800	19.26%	0
2008*	10.000000	7.067579	-28.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.053994	9.979062	-0.75%	0
2013	9.975383	10.053994	0.79%	0
2012	9.662121	9.975383	3.24%	0
2011	9.918533	9.662121	-2.59%	0
2010	9.668776	9.918533	2.58%	0
2009	8.906629	9.668776	8.56%	0
2008*	10.000000	8.906629	-10.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.630771	10.441597	-1.78%	0
2013*	10.000000	10.630771	6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.766803	10.446278	-2.98%	0
2013*	10.000000	10.766803	7.67%	0
108

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	10.650089	10.696880	0.44%	0
2013	9.412132	10.650089	13.15%	0
2012	8.721278	9.412132	7.92%	0
2011	9.296022	8.721278	-6.18%	0
2010	8.689960	9.296022	6.97%	0
2009	7.419002	8.689960	17.13%	0
2008*	10.000000	7.419002	-25.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	10.682318	10.728381	0.43%	0
2013	8.948921	10.682318	19.37%	0
2012	8.131695	8.948921	10.05%	0
2011	8.880340	8.131695	-8.43%	0
2010	8.159168	8.880340	8.84%	0
2009	6.711001	8.159168	21.58%	0
2008*	10.000000	6.711001	-32.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.436854	10.433809	-0.03%	0
2013	9.768190	10.436854	6.85%	0
2012	9.242572	9.768190	5.69%	0
2011	9.647884	9.242572	-4.20%	0
2010	9.212263	9.647884	4.73%	0
2009	8.150065	9.212263	13.03%	0
2008*	10.000000	8.150065	-17.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
2008*	10.000000	9.681576	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.068461	11.150257	0.74%	0
2013	11.764751	11.068461	-5.92%	0
2012	11.435786	11.764751	2.88%	0
2011	11.225837	11.435786	1.87%	0
2010	10.810218	11.225837	3.84%	0
2009	9.665853	10.810218	11.84%	0
2008*	10.000000	9.665853	-2.37%	0
109

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
2008	32.206200	13.063784	-59.44%	0
2007	23.036685	32.206200	39.80%	0
2006	17.540452	23.036685	31.33%	0
2005	13.766075	17.540452	27.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
2008	9.892845	10.235724	3.47%	0
2007	9.613647	9.892845	2.90%	0
2006	9.684306	9.613647	-0.73%	0
2005	9.762819	9.684306	-0.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
2008	24.209543	12.542358	-48.19%	0
2007	19.827839	24.209543	22.10%	0
2006	15.523325	19.827839	27.73%	0
2005	12.410339	15.523325	25.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	8.626732	7.773154	-9.89%	0
2013	7.421894	8.626732	16.23%	0
2012	6.537212	7.421894	13.53%	0
2011	7.809233	6.537212	-16.29%	0
2010	7.570023	7.809233	3.16%	0
2009	6.128191	7.570023	23.53%	0
2008	11.212214	6.128191	-45.34%	0
2007	10.673739	11.212214	5.04%	0
2006*	10.000000	10.673739	6.74%	0
110

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	14.583738	14.705977	0.84%	0
2013	11.931983	14.583738	22.22%	0
2012	10.719099	11.931983	11.32%	0
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0
2009	8.634548	10.549739	22.18%	0
2008	14.235164	8.634548	-39.34%	0
2007	13.990267	14.235164	1.75%	0
2006	12.461817	13.990267	12.27%	0
2005	12.019393	12.461817	3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.256585	13.316785	0.45%	0
2013	12.168179	13.256585	8.94%	0
2012	11.582635	12.168179	5.06%	0
2011	11.952139	11.582635	-3.09%	0
2010	11.331291	11.952139	5.48%	0
2009*	10.000000	11.331291	13.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.053369	15.212328	1.06%	0
2013	13.115409	15.053369	14.78%	0
2012	12.165722	13.115409	7.81%	0
2011	12.784624	12.165722	-4.84%	0
2010	11.880689	12.784624	7.61%	0
2009*	10.000000	11.880689	18.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.099423	10.077873	-0.21%	0
2013	10.030122	10.099423	0.69%	0
2012	9.929723	10.030122	1.01%	0
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
2009	9.423659	9.873760	4.78%	0
2008	10.440074	9.423659	-9.74%	0
2007	10.316621	10.440074	1.20%	0
2006	10.116112	10.316621	1.98%	0
2005	10.193861	10.116112	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.468468	10.301871	-1.59%	0
2013*	10.000000	10.468468	4.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.555368	10.314160	-2.29%	0
2013*	10.000000	10.555368	5.55%	0
111

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
2008	12.208535	9.005864	-26.23%	0
2007	12.032398	12.208535	1.46%	0
2006	11.248718	12.032398	6.97%	0
2005	11.115884	11.248718	1.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	13.838938	13.951182	0.81%	0
2013	11.773247	13.838938	17.55%	0
2012	10.775757	11.773247	9.26%	0
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
2009	8.851314	10.575470	19.48%	0
2008	13.432612	8.851314	-34.11%	0
2007	13.177616	13.432612	1.94%	0
2006	11.976471	13.177616	10.03%	0
2005	11.644012	11.976471	2.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	11.437050	11.505930	0.60%	0
2013	10.776338	11.437050	6.13%	0
2012	10.385596	10.776338	3.76%	0
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
2009	9.236089	10.163087	10.04%	0
2008	11.319020	9.236089	-18.40%	0
2007	11.134624	11.319020	1.66%	0
2006	10.690743	11.134624	4.15%	0
2005	10.651306	10.690743	0.37%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.819475	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.013229	0.13%	0
112

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
2008	14.293319	8.721904	-38.98%	0
2007	13.838283	14.293319	3.29%	0
2006	13.109414	13.838283	5.56%	0
2005	12.173833	13.109414	7.69%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
2008	9.564387	9.375258	-1.98%	0
2007	9.504398	9.564387	0.63%	0
2006	9.465361	9.504398	0.41%	0
2005	9.597465	9.465361	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
2008	10.348459	8.220884	-20.56%	0
2007	10.299953	10.348459	0.47%	0
2006	10.227481	10.299953	0.71%	0
2005	10.419748	10.227481	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.859725	-11.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
2008*	10.000000	6.195189	-37.42%	0
113

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	10.821105	11.458308	5.89%	0
2013	8.343354	10.821105	29.70%	0
2012	7.387664	8.343354	12.94%	0
2011	8.189940	7.387664	-9.80%	0
2010	7.562561	8.189940	8.30%	0
2009	6.179649	7.562561	22.38%	0
2008*	10.000000	6.179649	-37.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
2008*	10.000000	6.112554	-38.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
2008*	10.000000	6.578097	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
2008	12.511161	6.437948	-48.54%	0
2007	11.871058	12.511161	5.39%	0
2006	11.974118	11.871058	-0.86%	0
2005	11.531851	11.974118	3.84%	0
114

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
2008	12.874275	8.389087	-34.84%	0
2007	14.399755	12.874275	-10.59%	0
2006	12.780098	14.399755	12.67%	0
2005	12.907398	12.780098	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
2008	14.327367	8.505227	-40.64%	0
2007	14.608533	14.327367	-1.92%	0
2006	13.573617	14.608533	7.62%	0
2005	12.580378	13.573617	7.90%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
2008	13.274156	7.450811	-43.87%	0
2007	12.777678	13.274156	3.89%	0
2006	11.706272	12.777678	9.15%	0
2005	11.342138	11.706272	3.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
2008*	10.000000	5.495759	-44.49%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.488112	12.477389	8.61%	0
2013*	10.000000	11.488112	14.88%	0
115

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.113071	8.796332	-3.48%	0
2013	9.477868	9.113071	-3.85%	0
2012	9.532788	9.477868	-0.58%	0
2011	9.796568	9.532788	-2.69%	0
2010	9.958459	9.796568	-1.63%	0
2009	9.679724	9.958459	2.88%	0
2008*	10.000000	9.679724	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.343388	12.395386	0.42%	0
2013*	10.000000	12.343388	23.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.441871	12.741067	-11.78%	0
2013	12.519780	14.441871	15.35%	0
2012	10.902729	12.519780	14.83%	0
2011	12.961287	10.902729	-15.88%	0
2010	12.688663	12.961287	2.15%	0
2009*	10.000000	12.688663	26.89%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.067433	7.796031	-3.36%	0
2013	8.347725	8.067433	-3.36%	0
2012	8.309274	8.347725	0.46%	0
2011	8.625147	8.309274	-3.66%	0
2010	8.529050	8.625147	1.13%	0
2009	7.835461	8.529050	8.85%	0
2008	9.423239	7.835461	-16.85%	0
2007	9.365965	9.423239	0.61%	0
2006	9.356855	9.365965	0.10%	0
2005	9.601985	9.356855	-2.55%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	10.109004	10.046586	-0.62%	0
2013	7.216619	10.109004	40.08%	0
2012	6.904985	7.216619	4.51%	0
2011	7.265439	6.904985	-4.96%	0
2010	6.323718	7.265439	14.89%	0
2009	5.363437	6.323718	17.90%	0
2008	9.226552	5.363437	-41.87%	0
2007	9.558989	9.226552	-3.48%	0
2006*	10.000000	9.558989	-4.41%	0
116

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
2009	7.468868	9.428285	26.23%	0
2008	12.842155	7.468868	-41.84%	0
2007	12.427065	12.842155	3.34%	0
2006	11.377568	12.427065	9.22%	0
2005	11.083971	11.377568	2.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
2008	12.762396	6.242673	-51.09%	0
2007	12.498690	12.762396	2.11%	0
2006	12.637907	12.498690	-1.10%	0
2005	11.712128	12.637907	7.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
2008	16.493364	9.474398	-42.56%	0
2007	16.154612	16.493364	2.10%	0
2006	14.288964	16.154612	13.06%	0
2005	13.012802	14.288964	9.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.693779	9.575151	-1.22%	0
2013	10.105857	9.693779	-4.08%	0
2012*	10.000000	10.105857	1.06%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.871067	-11.29%	0
117

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
2008	12.815658	7.573271	-40.91%	0
2007	12.780248	12.815658	0.28%	0
2006	11.566366	12.780248	10.49%	0
2005	11.361558	11.566366	1.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	12.537470	13.479313	7.51%	0
2013	9.256093	12.537470	35.45%	0
2012	8.168346	9.256093	13.32%	0
2011	8.696025	8.168346	-6.07%	0
2010	7.336156	8.696025	18.54%	0
2009	5.567228	7.336156	31.77%	0
2008	9.324018	5.567228	-40.29%	0
2007	9.828609	9.324018	-5.13%	0
2006*	10.000000	9.828609	-1.71%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.032332	9.679840	-3.51%	0
2013	10.433532	10.032332	-3.85%	0
2012*	10.000000	10.433532	4.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.525314	-4.75%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.592631	10.204846	-3.66%	0
2013	11.803373	10.592631	-10.26%	0
2012	11.679032	11.803373	1.06%	0
2011	11.214175	11.679032	4.15%	0
2010	10.674876	11.214175	5.05%	0
2009*	10.000000	10.674876	6.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.258878	9.927385	-3.23%	0
2013	10.705628	10.258878	-4.17%	0
2012	10.540981	10.705628	1.56%	0
2011	10.863775	10.540981	-2.97%	0
2010	10.752914	10.863775	1.03%	0
2009*	10.000000	10.752914	7.53%	0
118

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.720599	9.725738	0.05%	0
2013	10.332494	9.720599	-5.92%	0
2012	9.825128	10.332494	5.16%	0
2011*	10.000000	9.825128	-1.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	9.884197	10.239567	3.60%	0
2013	10.323438	9.884197	-4.25%	0
2012	9.821819	10.323438	5.11%	0
2011	9.677992	9.821819	1.49%	0
2010	9.404011	9.677992	2.91%	0
2009	8.929413	9.404011	5.31%	0
2008	10.353252	8.929413	-13.75%	0
2007	10.223790	10.353252	1.27%	0
2006*	10.000000	10.223790	2.24%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
2008	13.039103	10.648173	-18.34%	0
2007	12.745643	13.039103	2.30%	0
2006	11.974194	12.745643	6.44%	0
2005	11.104708	11.974194	7.83%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
2008	31.557016	10.673498	-66.18%	0
2007	23.878911	31.557016	32.15%	0
2006	17.820098	23.878911	34.00%	0
2005	14.053549	17.820098	26.80%	0
119

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
2008	33.787779	17.481972	-48.26%	0
2007	24.205771	33.787779	39.59%	0
2006	20.240794	24.205771	19.59%	0
2005	13.891560	20.240794	45.71%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.439671	20.205774	-5.76%	0
2013	14.857472	21.439671	44.30%	0
2012	14.341274	14.857472	3.60%	0
2011	15.649378	14.341274	-8.36%	0
2010	12.851536	15.649378	21.77%	0
2009*	10.000000	12.851536	28.52%	0
120

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America® America's FUTURE Annuity® (Key)
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	American Century Variable Portfolios, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
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•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Victory Variable Insurance Funds
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
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SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	1.32%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.32%)	$1,253	$2,151	$3,037	$5,403	*	$1,651	$2,737	$5,403	$553	$1,651	$2,737	$5,403
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
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Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
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Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
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•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide
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received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
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This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
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Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person
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designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of
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the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
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•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value
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will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
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The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
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If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
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(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
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•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
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Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock
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Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the
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same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential
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losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
58

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
59

Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
60

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
61

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
62

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.
63

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	Ivy Funds Variable Insurance Portfolios - High Income
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
2008	16.744192	10.848764	-35.21%	2,320,206
2007	16.917061	16.744192	-1.02%	2,931,156
2006	14.586411	16.917061	15.98%	3,444,606
2005	14.074150	14.586411	3.64%	4,615,071
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
2009	10.183859	12.611563	23.84%	958,155
2008	14.882353	10.183859	-31.57%	1,181,554
2007	15.124914	14.882353	-1.60%	866,204
2006	13.346255	15.124914	13.33%	1,009,375
2005	12.565056	13.346255	6.22%	1,328,911
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
2008	12.429562	8.073183	-35.05%	1,741,086
2007	11.642959	12.429562	6.76%	2,192,698
2006	10.763956	11.642959	8.17%	2,572,597
2005	10.487708	10.763956	2.63%	3,360,662
64

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
2008	16.253957	10.119785	-37.74%	11,845,450
2007	15.591338	16.253957	4.25%	14,529,354
2006	13.628340	15.591338	14.40%	17,244,709
2005	13.142116	13.628340	3.70%	22,221,850
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
2008	16.822151	11.738307	-30.22%	1,658,742
2007	15.853607	16.822151	6.11%	2,000,724
2006	13.741095	15.853607	15.37%	2,459,480
2005	13.290671	13.741095	3.39%	3,349,509
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	17.816039	16.002138	-10.18%	52
2013	14.624209	17.816039	21.83%	246
2012	13.104908	14.624209	11.59%	3,444
2011	16.229787	13.104908	-19.25%	3,762
2010	15.686533	16.229787	3.46%	4,104
2009	12.091747	15.686533	29.73%	5,025
2008	19.476865	12.091747	-37.92%	5,322
2007	18.880452	19.476865	3.16%	6,126
2006	15.547645	18.880452	21.44%	6,581
2005	14.028393	15.547645	10.83%	6,800
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
2008	14.284699	13.117837	-8.17%	3,692,418
2007	13.685663	14.284699	4.38%	4,463,099
2006	13.265501	13.685663	3.17%	4,856,315
2005	13.220856	13.265501	0.34%	6,369,737
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
2008	17.751389	10.073962	-43.25%	8,906,341
2007	17.672051	17.751389	0.45%	11,229,164
2006	14.857681	17.672051	18.94%	12,664,083
2005	14.183136	14.857681	4.76%	15,983,566
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
2008	17.481983	9.136775	-47.74%	6,031,171
2007	13.912262	17.481983	25.66%	7,830,177
2006	13.159446	13.912262	5.72%	8,331,924
2005	12.572083	13.159446	4.67%	10,918,404
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
2008	10.924407	8.108574	-25.78%	2,700,244
2007	10.744327	10.924407	1.68%	3,719,558
2006	9.756538	10.744327	10.12%	5,694,880
2005	9.607448	9.756538	1.55%	7,303,219
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
2008	19.574270	10.883459	-44.40%	824,298
2007	16.861667	19.574270	16.09%	1,047,985
2006	14.432708	16.861667	16.83%	1,260,983
2005	12.247224	14.432708	17.84%	1,670,693
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
2009	7.786548	12.139346	55.90%	472,696
2008	16.101307	7.786548	-51.64%	435,006
2007	15.394529	16.101307	4.59%	554,440
2006	13.375338	15.394529	15.10%	573,305
2005	13.166913	13.375338	1.58%	878,442
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
2008	11.944469	6.588604	-44.84%	5,143,244
2007	8.826170	11.944469	35.33%	6,088,011
2006	8.166150	8.826170	8.08%	4,710,519
2005	7.324540	8.166150	11.49%	6,015,999
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
2008	4.872056	2.703756	-44.50%	1,996,954
2007	4.041990	4.872056	20.54%	2,558,198
2006	3.784405	4.041990	6.81%	2,238,780
2005	3.425003	3.784405	10.49%	2,722,770
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
2008	17.243848	8.159176	-52.68%	2,286,059
2007	13.599656	17.243848	26.80%	2,954,089
2006	9.363535	13.599656	45.24%	2,603,441
2005	7.164672	9.363535	30.69%	3,099,450
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
2009	9.591663	12.036907	25.49%	306,114
2008	14.498321	9.591663	-33.84%	400,186
2007	14.287585	14.498321	1.47%	620,568
2006	12.345283	14.287585	15.73%	761,128
2005	11.412057	12.345283	8.18%	1,533,082
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	12.644832	13.943700	10.27%	1,088,360
2013	9.839732	12.644832	28.51%	1,066,152
2012	8.712657	9.839732	12.94%	1,197,820
2011	8.857217	8.712657	-1.63%	1,344,544
2010	7.498802	8.857217	18.12%	1,511,148
2009	5.672153	7.498802	32.20%	1,762,450
2008	9.342938	5.672153	-39.29%	2,008,846
2007	7.890812	9.342938	18.40%	2,616,604
2006	7.503486	7.890812	5.16%	3,235,450
2005	7.112875	7.503486	5.49%	4,456,055
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
2008	15.721095	11.213252	-28.67%	1,067,837
2007	15.390286	15.721095	2.15%	1,414,000
2006	14.047948	15.390286	9.56%	1,863,390
2005	13.852569	14.047948	1.41%	2,588,633
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
2008	13.513164	8.433508	-37.59%	1,090,581
2007	13.952782	13.513164	-3.15%	1,286,676
2006	12.153202	13.952782	14.81%	1,404,623
2005	11.769582	12.153202	3.26%	1,614,350
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
2008*	10.000000	5.149362	-48.51%	4,995
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
2008*	10.000000	6.139089	-38.61%	501,132
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
2008*	10.000000	9.882105	-1.18%	37,530
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
2008	34.424173	14.401657	-58.16%	33,828
2007	23.874248	34.424173	44.19%	53,588
2006	17.629332	23.874248	35.42%	71,673
2005	13.418473	17.629332	31.38%	89,542
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
2008	15.820940	16.880335	6.70%	8,464,151
2007	14.906445	15.820940	6.13%	9,350,766
2006	14.562456	14.906445	2.36%	9,949,714
2005	14.237106	14.562456	2.29%	12,119,898
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
2008	15.935049	8.514172	-46.57%	25,909
2007	12.653726	15.935049	25.93%	24,020
2006	9.607565	12.653726	31.71%	27,504
2005	7.449087	9.607565	28.98%	39,845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.495509	20.273000	3.99%	584,777
2013	15.467880	19.495509	26.04%	599,826
2012	13.473818	15.467880	14.80%	682,165
2011	14.159421	13.473818	-4.84%	790,741
2010	12.470836	14.159421	13.54%	921,331
2009	9.897697	12.470836	26.00%	930,885
2008	15.822149	9.897697	-37.44%	1,031,280
2007	15.076422	15.822149	4.95%	1,057,590
2006	13.023752	15.076422	15.76%	1,131,961
2005	12.182097	13.023752	6.91%	1,166,726
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.420836	14.839530	2.90%	604,488
2013	13.888108	14.420836	3.84%	727,493
2012	13.331630	13.888108	4.17%	851,441
2011	13.076004	13.331630	1.95%	971,880
2010	12.466778	13.076004	4.89%	1,139,859
2009	11.538170	12.466778	8.05%	1,286,869
2008	12.395396	11.538170	-6.92%	1,602,433
2007	11.875877	12.395396	4.37%	1,642,331
2006	11.293349	11.875877	5.16%	1,861,688
2005	11.036413	11.293349	2.33%	2,047,715
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
2008	14.077055	10.709012	-23.93%	5,702,615
2007	13.451529	14.077055	4.65%	6,947,994
2006	12.195622	13.451529	10.30%	6,956,120
2005	11.687667	12.195622	4.35%	7,138,865
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.798767	19.543192	3.96%	949,845
2013	15.508601	18.798767	21.22%	1,043,186
2012	13.763764	15.508601	12.68%	1,222,712
2011	14.197419	13.763764	-3.05%	1,545,483
2010	12.703181	14.197419	11.76%	1,980,760
2009	10.310131	12.703181	23.21%	2,303,330
2008	15.171662	10.310131	-32.04%	2,775,219
2007	14.430448	15.171662	5.14%	3,259,531
2006	12.719036	14.430448	13.46%	3,293,958
2005	11.992565	12.719036	6.06%	3,535,039
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.178359	16.784147	3.74%	829,169
2013	14.782151	16.178359	9.45%	950,282
2012	13.813646	14.782151	7.01%	1,226,229
2011	13.664039	13.813646	1.09%	1,429,541
2010	12.712419	13.664039	7.49%	1,741,472
2009	11.203036	12.712419	13.47%	2,167,237
2008	13.313383	11.203036	-15.85%	2,332,755
2007	12.697763	13.313383	4.85%	2,642,014
2006	11.823364	12.697763	7.40%	2,693,910
2005	11.423984	11.823364	3.50%	2,991,084
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
2008	24.094306	15.163130	-37.07%	2,260,394
2007	22.616912	24.094306	6.53%	2,818,589
2006	20.778390	22.616912	8.85%	3,242,066
2005	18.713055	20.778390	11.04%	3,964,972
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
2008	12.819495	12.958480	1.08%	17,845,237
2007	12.351169	12.819495	3.79%	14,728,755
2006	11.928894	12.351169	3.54%	12,393,860
2005	11.730027	11.928894	1.70%	11,601,628
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
2008	15.095538	12.366694	-18.08%	2,169,528
2007	14.567404	15.095538	3.63%	2,881,698
2006	14.028046	14.567404	3.84%	3,028,617
2005	13.860058	14.028046	1.21%	3,671,364
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.909099	18.540650	-1.95%	864,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
2008*	10.000000	6.324050	-36.76%	6,389
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
2008*	10.000000	6.239729	-37.60%	90,268
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
2008*	10.000000	6.714877	-32.85%	160,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
2008	17.546430	9.311984	-46.93%	863,542
2007	16.141772	17.546430	8.70%	1,039,808
2006	15.789781	16.141772	2.23%	1,099,025
2005	14.747640	15.789781	7.07%	1,319,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
2008	23.810015	16.000908	-32.80%	2,607,695
2007	25.819700	23.810015	-7.78%	3,244,461
2006	22.223413	25.819700	16.18%	4,127,368
2005	21.767078	22.223413	2.10%	5,480,968
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
2008	23.030094	14.099731	-38.78%	3,092,791
2007	22.766758	23.030094	1.16%	3,887,841
2006	20.514856	22.766758	10.98%	4,475,815
2005	18.439802	20.514856	11.25%	5,538,590
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
2008	15.500260	8.972924	-42.11%	6,028,280
2007	14.466205	15.500260	7.15%	7,636,180
2006	12.852978	14.466205	12.55%	9,584,432
2005	12.077171	12.852978	6.42%	12,372,734
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
2008*	10.000000	5.610694	-43.89%	40,223
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
2009	8.620739	11.222299	30.18%	80,765
2008	14.372410	8.620739	-40.02%	105,326
2007	13.484384	14.372410	6.59%	374,490
2006	11.972775	13.484384	12.63%	238,616
2005	11.311637	11.972775	5.84%	152,874
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
2008	14.567661	7.349138	-49.55%	2,288,993
2007	13.832247	14.567661	5.32%	2,863,301
2006	13.563650	13.832247	1.98%	3,270,888
2005	12.190602	13.563650	11.26%	4,706,130
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
2008	14.894211	8.823716	-40.76%	2,192,893
2007	14.144065	14.894211	5.30%	2,742,511
2006	12.132822	14.144065	16.58%	3,103,824
2005	10.715673	12.132822	13.23%	3,731,046
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
2008	13.963369	8.509930	-39.06%	4,546,488
2007	13.500759	13.963369	3.43%	5,801,676
2006	11.849489	13.500759	13.94%	6,074,336
2005	11.288216	11.849489	4.97%	7,519,794
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
2008	21.932715	18.470745	-15.78%	239,807
2007	20.786417	21.932715	5.51%	332,017
2006	18.938505	20.786417	9.76%	451,655
2005	17.032956	18.938505	11.19%	595,238
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
2008	28.815023	10.052063	-65.12%	449,545
2007	21.140699	28.815023	36.30%	580,679
2006	15.300434	21.140699	38.17%	713,141
2005	11.702352	15.300434	30.75%	961,172
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
2008	32.626096	17.409995	-46.64%	274,287
2007	22.661928	32.626096	43.97%	436,085
2006	18.377588	22.661928	23.31%	542,407
2005	12.232540	18.377588	50.24%	701,604
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	17.411452	19.005047	9.15%	13,818
2013	13.125240	17.411452	32.66%	17,316
2012	11.396227	13.125240	15.17%	19,368
2011	12.348357	11.396227	-7.71%	22,634
2010	11.096887	12.348357	11.28%	26,598
2009	8.817241	11.096887	25.85%	35,961
2008	14.327086	8.817241	-38.46%	48,976
2007	13.155968	14.327086	8.90%	53,869
2006	11.683398	13.155968	12.60%	39,739
2005	10.846475	11.683398	7.72%	39,541
77

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
2008	12.914871	8.113644	-37.18%	0
2007	13.458111	12.914871	-4.04%	0
2006	11.965263	13.458111	12.48%	0
2005	11.904527	11.965263	0.51%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
2009	9.274958	11.137967	20.09%	0
2008	13.978590	9.274958	-33.65%	0
2007	14.652833	13.978590	-4.60%	0
2006	13.332414	14.652833	9.90%	0
2005	12.942703	13.332414	3.01%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
2008	11.879229	7.481490	-37.02%	0
2007	11.476900	11.879229	3.51%	0
2006	10.940914	11.476900	4.90%	0
2005	10.992090	10.940914	-0.47%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
2008	13.009034	7.853499	-39.63%	0
2007	12.870609	13.009034	1.08%	0
2006	11.600461	12.870609	10.95%	0
2005	11.534900	11.600461	0.57%	0
78

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
2008	12.475449	8.441122	-32.34%	0
2007	12.126423	12.475449	2.88%	0
2006	10.837811	12.126423	11.89%	0
2005	10.808967	10.837811	0.27%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	12.379112	10.781726	-12.90%	0
2013	10.478476	12.379112	18.14%	0
2012	9.683854	10.478476	8.21%	0
2011	12.367429	9.683854	-21.70%	0
2010	12.326440	12.367429	0.33%	0
2009	9.798488	12.326440	25.80%	0
2008	16.277090	9.798488	-39.80%	0
2007	16.274257	16.277090	0.02%	0
2006	13.818730	16.274257	17.77%	0
2005	12.856649	13.818730	7.48%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
2008	9.715944	8.652019	-10.95%	0
2007	9.600799	9.715944	1.20%	0
2006	9.595884	9.600799	0.05%	0
2005	9.861486	9.595884	-2.69%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
2008	13.528307	7.444023	-44.97%	0
2007	13.890888	13.528307	-2.61%	0
2006	12.042275	13.890888	15.35%	0
2005	11.853486	12.042275	1.59%	0
79

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
2008	13.560795	6.871971	-49.32%	0
2007	11.130491	13.560795	21.83%	0
2006	10.856195	11.130491	2.53%	0
2005	10.694558	10.856195	1.51%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
2008	11.368331	8.182238	-28.03%	0
2007	11.532030	11.368331	-1.42%	0
2006	10.797837	11.532030	6.80%	0
2005	10.963993	10.797837	-1.52%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
2008	17.934286	9.668741	-46.09%	0
2007	15.934056	17.934286	12.55%	0
2006	14.063448	15.934056	13.30%	0
2005	12.305317	14.063448	14.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
2009	6.296453	9.518918	51.18%	0
2008	13.428496	6.296453	-53.11%	0
2007	13.242307	13.428496	1.41%	0
2006	11.863686	13.242307	11.62%	0
2005	12.042450	11.863686	-1.48%	0
80

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
2008	17.899787	9.573548	-46.52%	0
2007	13.641882	17.899787	31.21%	0
2006	13.014930	13.641882	4.82%	0
2005	12.036965	13.014930	8.12%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
2008	13.598782	7.317318	-46.19%	0
2007	11.636151	13.598782	16.87%	0
2006	11.234036	11.636151	3.58%	0
2005	10.483595	11.234036	7.16%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
2008	28.057725	12.872166	-54.12%	0
2007	22.822715	28.057725	22.94%	0
2006	16.202801	22.822715	40.86%	0
2005	12.783516	16.202801	26.75%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
2009	8.310287	10.113020	21.69%	0
2008	12.954861	8.310287	-35.85%	0
2007	13.167496	12.954861	-1.61%	0
2006	11.731699	13.167496	12.24%	0
2005	11.182422	11.731699	4.91%	0
81

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	14.940674	15.976460	6.93%	0
2013	11.989171	14.940674	24.62%	0
2012	10.948182	11.989171	9.51%	0
2011	11.476701	10.948182	-4.61%	0
2010	10.019645	11.476701	14.54%	0
2009	7.815615	10.019645	28.20%	0
2008	13.276785	7.815615	-41.13%	0
2007	11.565261	13.276785	14.80%	0
2006	11.340179	11.565261	1.98%	0
2005	11.084575	11.340179	2.31%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
2008	11.388210	7.876480	-30.84%	0
2007	11.498656	11.388210	-0.96%	0
2006	10.822514	11.498656	6.25%	0
2005	11.004388	10.822514	-1.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
2008	12.878644	7.793313	-39.49%	0
2007	13.715331	12.878644	-6.10%	0
2006	12.318371	13.715331	11.34%	0
2005	12.300999	12.318371	0.14%	0
82

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
2008*	10.000000	5.044281	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
2008*	10.000000	6.013929	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
2008*	10.000000	9.681576	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
2008	32.206200	13.063784	-59.44%	0
2007	23.036685	32.206200	39.80%	0
2006	17.540452	23.036685	31.33%	0
2005	13.766075	17.540452	27.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
2008	9.892845	10.235724	3.47%	0
2007	9.613647	9.892845	2.90%	0
2006	9.684306	9.613647	-0.73%	0
2005	9.762819	9.684306	-0.80%	0
83

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
2008	24.209543	12.542358	-48.19%	0
2007	19.827839	24.209543	22.10%	0
2006	15.523325	19.827839	27.73%	0
2005	12.410339	15.523325	25.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	14.583738	14.705977	0.84%	0
2013	11.931983	14.583738	22.22%	0
2012	10.719099	11.931983	11.32%	0
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0
2009	8.634548	10.549739	22.18%	0
2008	14.235164	8.634548	-39.34%	0
2007	13.990267	14.235164	1.75%	0
2006	12.461817	13.990267	12.27%	0
2005	12.019393	12.461817	3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.099423	10.077873	-0.21%	0
2013	10.030122	10.099423	0.69%	0
2012	9.929723	10.030122	1.01%	0
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
2009	9.423659	9.873760	4.78%	0
2008	10.440074	9.423659	-9.74%	0
2007	10.316621	10.440074	1.20%	0
2006	10.116112	10.316621	1.98%	0
2005	10.193861	10.116112	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
2008	12.208535	9.005864	-26.23%	0
2007	12.032398	12.208535	1.46%	0
2006	11.248718	12.032398	6.97%	0
2005	11.115884	11.248718	1.19%	0
84

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	13.838938	13.951182	0.81%	0
2013	11.773247	13.838938	17.55%	0
2012	10.775757	11.773247	9.26%	0
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
2009	8.851314	10.575470	19.48%	0
2008	13.432612	8.851314	-34.11%	0
2007	13.177616	13.432612	1.94%	0
2006	11.976471	13.177616	10.03%	0
2005	11.644012	11.976471	2.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	11.437050	11.505930	0.60%	0
2013	10.776338	11.437050	6.13%	0
2012	10.385596	10.776338	3.76%	0
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
2009	9.236089	10.163087	10.04%	0
2008	11.319020	9.236089	-18.40%	0
2007	11.134624	11.319020	1.66%	0
2006	10.690743	11.134624	4.15%	0
2005	10.651306	10.690743	0.37%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
2008	14.293319	8.721904	-38.98%	0
2007	13.838283	14.293319	3.29%	0
2006	13.109414	13.838283	5.56%	0
2005	12.173833	13.109414	7.69%	0
85

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
2008	9.564387	9.375258	-1.98%	0
2007	9.504398	9.564387	0.63%	0
2006	9.465361	9.504398	0.41%	0
2005	9.597465	9.465361	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
2008	10.348459	8.220884	-20.56%	0
2007	10.299953	10.348459	0.47%	0
2006	10.227481	10.299953	0.71%	0
2005	10.419748	10.227481	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
2008*	10.000000	6.195189	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
2008*	10.000000	6.112554	-38.26%	0
86

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
2008*	10.000000	6.578097	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
2008	12.511161	6.437948	-48.54%	0
2007	11.871058	12.511161	5.39%	0
2006	11.974118	11.871058	-0.86%	0
2005	11.531851	11.974118	3.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
2008	12.874275	8.389087	-34.84%	0
2007	14.399755	12.874275	-10.59%	0
2006	12.780098	14.399755	12.67%	0
2005	12.907398	12.780098	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
2008	14.327367	8.505227	-40.64%	0
2007	14.608533	14.327367	-1.92%	0
2006	13.573617	14.608533	7.62%	0
2005	12.580378	13.573617	7.90%	0
87

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
2008	13.274156	7.450811	-43.87%	0
2007	12.777678	13.274156	3.89%	0
2006	11.706272	12.777678	9.15%	0
2005	11.342138	11.706272	3.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
2008*	10.000000	5.495759	-44.49%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
2009	7.468868	9.428285	26.23%	0
2008	12.842155	7.468868	-41.84%	0
2007	12.427065	12.842155	3.34%	0
2006	11.377568	12.427065	9.22%	0
2005	11.083971	11.377568	2.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
2008	12.762396	6.242673	-51.09%	0
2007	12.498690	12.762396	2.11%	0
2006	12.637907	12.498690	-1.10%	0
2005	11.712128	12.637907	7.90%	0
88

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
2008	16.493364	9.474398	-42.56%	0
2007	16.154612	16.493364	2.10%	0
2006	14.288964	16.154612	13.06%	0
2005	13.012802	14.288964	9.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
2008	12.815658	7.573271	-40.91%	0
2007	12.780248	12.815658	0.28%	0
2006	11.566366	12.780248	10.49%	0
2005	11.361558	11.566366	1.80%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
2008	13.039103	10.648173	-18.34%	0
2007	12.745643	13.039103	2.30%	0
2006	11.974194	12.745643	6.44%	0
2005	11.104708	11.974194	7.83%	0
89

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
2008	31.557016	10.673498	-66.18%	0
2007	23.878911	31.557016	32.15%	0
2006	17.820098	23.878911	34.00%	0
2005	14.053549	17.820098	26.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
2008	33.787779	17.481972	-48.26%	0
2007	24.205771	33.787779	39.59%	0
2006	20.240794	24.205771	19.59%	0
2005	13.891560	20.240794	45.71%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.334054	15.172129	5.85%	0
2013	11.142647	14.334054	28.64%	0
2012	9.977649	11.142647	11.68%	0
2011	11.148376	9.977649	-10.50%	0
2010	10.331189	11.148376	7.91%	0
2009	8.465265	10.331189	22.04%	0
2008	14.186036	8.465265	-40.33%	0
2007	13.435466	14.186036	5.59%	0
2006	12.303147	13.435466	9.20%	0
2005	11.777448	12.303147	4.46%	0
90

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
91

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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NEA Valuebuilder Future
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	American Century Variable Portfolios, Inc.
•	Dreyfus
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Guggenheim Variable Funds Trust
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•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Nationwide Variable Insurance Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Royce Capital Fund
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
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SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	1.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.43%)	$1,265	$2,184	$3,088	$5,487	*	$1,684	$2,788	$5,487	$565	$1,684	$2,788	$5,487
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
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Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Security Distributors, Inc.
The contracts are distributed by the general distributor, Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas, 66636-0001. SDI is registered as a broker/dealer with the NASD and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
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Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-NEA-VALU (1-800-632-8258) (TDD 1-800-238-3035)
•	by mail to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001
•	by fax at 1-785-368-1772
•	By Internet at www.securitybenefit.com
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges.
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This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
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In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets
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of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
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The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
Currently, none of the underlying mutual funds assess (or reserve the right to assess) a short-term trading fee.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
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This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
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Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person
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designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of
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the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
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•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
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Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a
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lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
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Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
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Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all
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necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
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Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a
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Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
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Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock
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Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the
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same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs
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are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Security Distributors, Inc.
The general distributor, SDI, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High level of total return.
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
59

Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Global Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. International Growth Fund: Series I Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
60

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
61

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
62

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
Designation: FF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
63

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	Ivy Funds Variable Insurance Portfolios - High Income

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
2008	16.744192	10.848764	-35.21%	2,320,206
2007	16.917061	16.744192	-1.02%	2,931,156
2006	14.586411	16.917061	15.98%	3,444,606
2005	14.074150	14.586411	3.64%	4,615,071
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	20.647609	19.325250	-6.40%	0
2013	17.029234	20.647609	21.25%	291
2012	14.190083	17.029234	20.01%	291
2011	16.287291	14.190083	-12.88%	291
2010	14.514074	16.287291	12.22%	291
2009	10.954506	14.514074	32.49%	423
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	28.300977	31.698731	12.01%	0
2013	21.690658	28.300977	30.48%	0
2012	19.113279	21.690658	13.48%	0
2011	19.102423	19.113279	0.06%	0
2010	17.003222	19.102423	12.35%	0
2009	14.321547	17.003222	18.72%	3,291,569
2008	19.746458	14.321547	-27.47%	4,275,059
2007	21.016797	19.746458	-6.04%	5,146,998
2006	17.882188	21.016797	17.53%	6,172,834
2005	17.188018	17.882188	4.04%	7,402,388
64

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
2008	12.429562	8.073183	-35.05%	1,741,086
2007	11.642959	12.429562	6.76%	2,192,698
2006	10.763956	11.642959	8.17%	2,572,597
2005	10.487708	10.763956	2.63%	3,360,662
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
2008	16.253957	10.119785	-37.74%	11,845,450
2007	15.591338	16.253957	4.25%	14,529,354
2006	13.628340	15.591338	14.40%	17,244,709
2005	13.142116	13.628340	3.70%	22,221,850
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
2008	16.822151	11.738307	-30.22%	1,658,742
2007	15.853607	16.822151	6.11%	2,000,724
2006	13.741095	15.853607	15.37%	2,459,480
2005	13.290671	13.741095	3.39%	3,349,509
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
2008	14.284699	13.117837	-8.17%	3,692,418
2007	13.685663	14.284699	4.38%	4,463,099
2006	13.265501	13.685663	3.17%	4,856,315
2005	13.220856	13.265501	0.34%	6,369,737
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	31.348168	34.719458	10.75%	2,927
2013	24.132553	31.348168	29.90%	2,927
2012	20.948255	24.132553	15.20%	2,927
2011	21.721539	20.948255	-3.56%	2,927
2010	18.726016	21.721539	16.00%	2,927
2009	13.935519	18.726016	34.38%	7,150,600
2008	24.517023	13.935519	-43.16%	8,493,356
2007	21.065302	24.517023	16.39%	10,666,310
2006	19.058055	21.065302	10.53%	11,648,561
2005	16.466147	19.058055	15.74%	14,043,309
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
2008	17.751389	10.073962	-43.25%	8,906,341
2007	17.672051	17.751389	0.45%	11,229,164
2006	14.857681	17.672051	18.94%	12,664,083
2005	14.183136	14.857681	4.76%	15,983,566
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	17.085301	18.971182	11.04%	0
2013	12.519523	17.085301	36.47%	0
2012	10.580585	12.519523	18.33%	0
2011	10.453927	10.580585	1.21%	0
2010	8.535201	10.453927	22.48%	0
2009	5.913466	8.535201	44.33%	1,109,743
2008	13.285152	5.913466	-55.49%	1,338,453
2007	10.901275	13.285152	21.87%	1,741,744
2006	10.451486	10.901275	4.30%	2,077,078
2005	9.692526	10.451486	7.83%	2,834,579
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
2008	17.481983	9.136775	-47.74%	6,031,171
2007	13.912262	17.481983	25.66%	7,830,177
2006	13.159446	13.912262	5.72%	8,331,924
2005	12.572083	13.159446	4.67%	10,918,404
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
2008	10.924407	8.108574	-25.78%	2,700,244
2007	10.744327	10.924407	1.68%	3,719,558
2006	9.756538	10.744327	10.12%	5,694,880
2005	9.607448	9.756538	1.55%	7,303,219
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
2008	19.574270	10.883459	-44.40%	824,298
2007	16.861667	19.574270	16.09%	1,047,985
2006	14.432708	16.861667	16.83%	1,260,983
2005	12.247224	14.432708	17.84%	1,670,693
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	20.328244	17.943077	-11.73%	0
2013	16.648473	20.328244	22.10%	0
2012	14.172884	16.648473	17.47%	0
2011	15.977364	14.172884	-11.29%	0
2010	14.842882	15.977364	7.64%	0
2009	10.910929	14.842882	36.04%	0
2008	18.431660	10.910929	-40.80%	0
2007	16.071862	18.431660	14.68%	0
2006	13.332710	16.071862	20.54%	0
2005	12.183825	13.332710	9.43%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.839001	12.313348	4.01%	0
2013	10.020145	11.839001	18.15%	0
2012	8.678433	10.020145	15.46%	0
2011	10.406320	8.678433	-16.60%	0
2010	9.081288	10.406320	14.59%	0
2009	7.657583	9.081288	18.59%	0
2008	12.547583	7.657583	-38.97%	0
2007	11.634830	12.547583	7.85%	0
2006*	10.000000	11.634830	16.35%	0
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.447543	15.057959	11.98%	0
2013	10.401831	13.447543	29.28%	0
2012	9.069611	10.401831	14.69%	0
2011	9.570488	9.069611	-5.23%	0
2010	7.781181	9.570488	23.00%	0
2009	5.456855	7.781181	42.59%	0
2008	9.176796	5.456855	-40.54%	0
2007	10.344132	9.176796	-11.29%	0
2006*	10.000000	10.344132	3.44%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.428533	15.250494	5.70%	0
2013	12.741090	14.428533	13.24%	0
2012	11.354865	12.741090	12.21%	0
2011	11.389076	11.354865	-0.30%	0
2010	10.399847	11.389076	9.51%	0
2009	8.357628	10.399847	24.44%	0
2008	11.590356	8.357628	-27.89%	0
2007	11.035796	11.590356	5.03%	0
2006*	10.000000	11.035796	10.36%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.435458	16.452495	6.59%	0
2013	11.698205	15.435458	31.95%	0
2012	10.225365	11.698205	14.40%	0
2011	10.792304	10.225365	-5.25%	0
2010	9.343356	10.792304	15.51%	0
2009	7.091970	9.343356	31.75%	0
2008	11.628450	7.091970	-39.01%	0
2007	11.419071	11.628450	1.83%	0
2006*	10.000000	11.419071	14.19%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.425627	17.693949	1.54%	0
2013	16.383276	17.425627	6.36%	0
2012	14.399880	16.383276	13.77%	0
2011	14.543056	14.399880	-0.98%	0
2010	12.719666	14.543056	14.34%	0
2009	7.433630	12.719666	71.11%	0
2008	10.718264	7.433630	-30.65%	0
2007	10.601568	10.718264	1.10%	0
2006*	10.000000	10.601568	6.02%	0
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	20.327469	19.856250	-2.32%	0
2013	15.002425	20.327469	35.49%	0
2012	12.674187	15.002425	18.37%	0
2011	13.413608	12.674187	-5.51%	0
2010	11.110656	13.413608	20.73%	0
2009	7.193633	11.110656	54.45%	0
2008	11.825693	7.193633	-39.17%	0
2007	10.829485	11.825693	9.20%	0
2006*	10.000000	10.829485	8.29%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.986479	17.978306	-0.05%	0
2013	13.620221	17.986479	32.06%	0
2012	11.741188	13.620221	16.00%	0
2011	12.813910	11.741188	-8.37%	0
2010	10.982075	12.813910	16.68%	0
2009	7.703510	10.982075	42.56%	0
2008	10.872144	7.703510	-29.14%	0
2007	10.776560	10.872144	0.89%	0
2006*	10.000000	10.776560	7.77%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.700297	15.842169	7.77%	0
2013	10.500596	14.700297	39.99%	0
2012	9.503416	10.500596	10.49%	0
2011	9.786094	9.503416	-2.89%	0
2010	7.594237	9.786094	28.86%	0
2009	5.671114	7.594237	33.91%	0
2008	10.848959	5.671114	-47.73%	0
2007	10.372284	10.848959	4.60%	0
2006*	10.000000	10.372284	3.72%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.654387	14.444006	14.14%	0
2013	9.959732	12.654387	27.06%	0
2012	9.082352	9.959732	9.66%	0
2011	9.583445	9.082352	-5.23%	0
2010	8.294462	9.583445	15.54%	0
2009	6.282955	8.294462	32.02%	0
2008	10.079993	6.282955	-37.67%	0
2007	10.847707	10.079993	-7.08%	0
2006*	10.000000	10.847707	8.48%	0
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.969305	22.484738	18.53%	0
2013	13.626689	18.969305	39.21%	0
2012	11.379528	13.626689	19.75%	0
2011	11.051928	11.379528	2.96%	0
2010	10.596976	11.051928	4.29%	0
2009	8.379600	10.596976	26.46%	0
2008	11.852043	8.379600	-29.30%	0
2007	10.698070	11.852043	10.79%	0
2006*	10.000000	10.698070	6.98%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.882115	13.489953	13.53%	0
2013	11.679181	11.882115	1.74%	0
2012	9.203415	11.679181	26.90%	0
2011	9.938388	9.203415	-7.40%	0
2010	8.538322	9.938388	16.40%	0
2009	6.553935	8.538322	30.28%	0
2008	11.954006	6.553935	-45.17%	0
2007	12.777012	11.954006	-6.44%	0
2006*	10.000000	12.777012	27.77%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.943666	23.794806	-0.62%	0
2013	20.311395	23.943666	17.88%	0
2012	17.749710	20.311395	14.43%	0
2011	19.214961	17.749710	-7.63%	0
2010	17.188194	19.214961	11.79%	0
2009	12.831054	17.188194	33.96%	0
2008	21.728168	12.831054	-40.95%	0
2007	19.122834	21.728168	13.62%	0
2006	15.055099	19.122834	27.02%	0
2005	12.888436	15.055099	16.81%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
2008	11.944469	6.588604	-44.84%	5,143,244
2007	8.826170	11.944469	35.33%	6,088,011
2006	8.166150	8.826170	8.08%	4,710,519
2005	7.324540	8.166150	11.49%	6,015,999
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
2008	4.872056	2.703756	-44.50%	1,996,954
2007	4.041990	4.872056	20.54%	2,558,198
2006	3.784405	4.041990	6.81%	2,238,780
2005	3.425003	3.784405	10.49%	2,722,770
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
2008	17.243848	8.159176	-52.68%	2,286,059
2007	13.599656	17.243848	26.80%	2,954,089
2006	9.363535	13.599656	45.24%	2,603,441
2005	7.164672	9.363535	30.69%	3,099,450
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	12.644832	13.943700	10.27%	1,088,360
2013	9.839732	12.644832	28.51%	1,066,152
2012	8.712657	9.839732	12.94%	1,197,820
2011	8.857217	8.712657	-1.63%	1,344,544
2010	7.498802	8.857217	18.12%	1,511,148
2009	5.672153	7.498802	32.20%	1,762,450
2008	9.342938	5.672153	-39.29%	2,008,846
2007	7.890812	9.342938	18.40%	2,616,604
2006	7.503486	7.890812	5.16%	3,235,450
2005	7.112875	7.503486	5.49%	4,456,055
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
2008	15.721095	11.213252	-28.67%	1,067,837
2007	15.390286	15.721095	2.15%	1,414,000
2006	14.047948	15.390286	9.56%	1,863,390
2005	13.852569	14.047948	1.41%	2,588,633
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
2008	13.513164	8.433508	-37.59%	1,090,581
2007	13.952782	13.513164	-3.15%	1,286,676
2006	12.153202	13.952782	14.81%	1,404,623
2005	11.769582	12.153202	3.26%	1,614,350
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
2008*	10.000000	5.149362	-48.51%	4,995
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
2008*	10.000000	6.139089	-38.61%	501,132
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
2008*	10.000000	9.882105	-1.18%	37,530
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
2008	34.424173	14.401657	-58.16%	33,828
2007	23.874248	34.424173	44.19%	53,588
2006	17.629332	23.874248	35.42%	71,673
2005	13.418473	17.629332	31.38%	89,542
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
2008	15.820940	16.880335	6.70%	8,464,151
2007	14.906445	15.820940	6.13%	9,350,766
2006	14.562456	14.906445	2.36%	9,949,714
2005	14.237106	14.562456	2.29%	12,119,898
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
2008	15.935049	8.514172	-46.57%	25,909
2007	12.653726	15.935049	25.93%	24,020
2006	9.607565	12.653726	31.71%	27,504
2005	7.449087	9.607565	28.98%	39,845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
2008	14.077055	10.709012	-23.93%	5,702,615
2007	13.451529	14.077055	4.65%	6,947,994
2006	12.195622	13.451529	10.30%	6,956,120
2005	11.687667	12.195622	4.35%	7,138,865
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
2008	24.094306	15.163130	-37.07%	2,260,394
2007	22.616912	24.094306	6.53%	2,818,589
2006	20.778390	22.616912	8.85%	3,242,066
2005	18.713055	20.778390	11.04%	3,964,972
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
2008	12.819495	12.958480	1.08%	17,845,237
2007	12.351169	12.819495	3.79%	14,728,755
2006	11.928894	12.351169	3.54%	12,393,860
2005	11.730027	11.928894	1.70%	11,601,628
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
2008	15.095538	12.366694	-18.08%	2,169,528
2007	14.567404	15.095538	3.63%	2,881,698
2006	14.028046	14.567404	3.84%	3,028,617
2005	13.860058	14.028046	1.21%	3,671,364
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.909099	18.540650	-1.95%	864,156
2013	15.730079	18.909099	20.21%	0
2012	13.700520	15.730079	14.81%	0
2011	15.253578	13.700520	-10.18%	0
2010	13.492345	15.253578	13.05%	0
2009*	10.000000	13.492345	34.92%	0
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
2008*	10.000000	6.324050	-36.76%	6,389
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
2008*	10.000000	6.239729	-37.60%	90,268
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
2008*	10.000000	6.714877	-32.85%	160,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
2008	17.546430	9.311984	-46.93%	863,542
2007	16.141772	17.546430	8.70%	1,039,808
2006	15.789781	16.141772	2.23%	1,099,025
2005	14.747640	15.789781	7.07%	1,319,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
2008	23.810015	16.000908	-32.80%	2,607,695
2007	25.819700	23.810015	-7.78%	3,244,461
2006	22.223413	25.819700	16.18%	4,127,368
2005	21.767078	22.223413	2.10%	5,480,968
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
2008	23.030094	14.099731	-38.78%	3,092,791
2007	22.766758	23.030094	1.16%	3,887,841
2006	20.514856	22.766758	10.98%	4,475,815
2005	18.439802	20.514856	11.25%	5,538,590
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
2008	15.500260	8.972924	-42.11%	6,028,280
2007	14.466205	15.500260	7.15%	7,636,180
2006	12.852978	14.466205	12.55%	9,584,432
2005	12.077171	12.852978	6.42%	12,372,734
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
2008*	10.000000	5.610694	-43.89%	40,223
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.612605	24.705845	14.31%	3,006
2014	21.612605	24.705845	14.31%	3,006
2013	16.818181	21.612605	28.51%	3,006
2012	14.879102	16.818181	13.03%	3,006
2011	15.196156	14.879102	-2.09%	3,006
2010	14.021421	15.196156	8.38%	3,006
2009	9.795233	14.021421	43.15%	3,413,858
2008	18.151705	9.795233	-46.04%	4,136,538
2007	16.055075	18.151705	13.06%	5,146,450
2006	15.015195	16.055075	6.93%	6,102,687
2005	14.423412	15.015195	4.10%	8,474,560
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
2008	14.567661	7.349138	-49.55%	2,288,993
2007	13.832247	14.567661	5.32%	2,863,301
2006	13.563650	13.832247	1.98%	3,270,888
2005	12.190602	13.563650	11.26%	4,706,130
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
2008	14.894211	8.823716	-40.76%	2,192,893
2007	14.144065	14.894211	5.30%	2,742,511
2006	12.132822	14.144065	16.58%	3,103,824
2005	10.715673	12.132822	13.23%	3,731,046
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
2008	13.963369	8.509930	-39.06%	4,546,488
2007	13.500759	13.963369	3.43%	5,801,676
2006	11.849489	13.500759	13.94%	6,074,336
2005	11.288216	11.849489	4.97%	7,519,794
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.780892	14.071930	2.11%	0
2013	15.325691	13.780892	-10.08%	0
2012	14.227499	15.325691	7.72%	0
2011	12.862664	14.227499	10.61%	0
2010	12.011704	12.862664	7.08%	0
2009	10.246955	12.011704	17.22%	0
2008	11.126839	10.246955	-7.91%	0
2007	10.153242	11.126839	9.59%	0
2006*	10.000000	10.153242	1.53%	0
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	15.208022	15.706903	3.28%	0
2013	15.660131	15.208022	-2.89%	0
2012	14.425803	15.660131	8.56%	0
2011	14.057075	14.425803	2.62%	0
2010	13.126868	14.057075	7.09%	0
2009	11.622341	13.126868	12.95%	0
2008	11.201860	11.622341	3.75%	0
2007	10.400566	11.201860	7.70%	0
2006*	10.000000	10.400566	4.01%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.296917	13.654352	-4.49%	0
2013	11.930272	14.296917	19.84%	0
2012	11.193707	11.930272	6.58%	0
2011	12.856707	11.193707	-12.93%	0
2010	9.987553	12.856707	28.73%	0
2009	6.380097	9.987553	56.54%	0
2008	11.354550	6.380097	-43.81%	0
2007	11.025484	11.354550	2.98%	0
2006*	10.000000	11.025484	10.25%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
2008	21.932715	18.470745	-15.78%	239,807
2007	20.786417	21.932715	5.51%	332,017
2006	18.938505	20.786417	9.76%	451,655
2005	17.032956	18.938505	11.19%	595,238
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	17.226068	17.430058	1.18%	0
2013	14.999395	17.226068	14.85%	0
2012	13.301987	14.999395	12.76%	0
2011	13.942223	13.301987	-4.59%	0
2010	13.318920	13.942223	4.68%	0
2009	10.146129	13.318920	31.27%	0
2008	18.498754	10.146129	-45.15%	0
2007	16.299078	18.498754	13.50%	0
2006	13.149887	16.299078	23.95%	0
2005	11.952667	13.149887	10.02%	0
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
2008	28.815023	10.052063	-65.12%	449,545
2007	21.140699	28.815023	36.30%	580,679
2006	15.300434	21.140699	38.17%	713,141
2005	11.702352	15.300434	30.75%	961,172
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
2008	32.626096	17.409995	-46.64%	274,287
2007	22.661928	32.626096	43.97%	436,085
2006	18.377588	22.661928	23.31%	542,407
2005	12.232540	18.377588	50.24%	701,604
79

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
2008	12.914871	8.113644	-37.18%	0
2007	13.458111	12.914871	-4.04%	0
2006	11.965263	13.458111	12.48%	0
2005	11.904527	11.965263	0.51%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	15.371300	13.950923	-9.24%	0
2013	13.073207	15.371300	17.58%	0
2012	11.234533	13.073207	16.37%	0
2011	13.297426	11.234533	-15.51%	0
2010	12.219277	13.297426	8.82%	0
2009	9.510528	12.219277	28.48%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
2008	11.879229	7.481490	-37.02%	0
2007	11.476900	11.879229	3.51%	0
2006	10.940914	11.476900	4.90%	0
2005	10.992090	10.940914	-0.47%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
2008	13.009034	7.853499	-39.63%	0
2007	12.870609	13.009034	1.08%	0
2006	11.600461	12.870609	10.95%	0
2005	11.534900	11.600461	0.57%	0
80

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
2008	12.475449	8.441122	-32.34%	0
2007	12.126423	12.475449	2.88%	0
2006	10.837811	12.126423	11.89%	0
2005	10.808967	10.837811	0.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
2008	9.715944	8.652019	-10.95%	0
2007	9.600799	9.715944	1.20%	0
2006	9.595884	9.600799	0.05%	0
2005	9.861486	9.595884	-2.69%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
2008	13.528307	7.444023	-44.97%	0
2007	13.890888	13.528307	-2.61%	0
2006	12.042275	13.890888	15.35%	0
2005	11.853486	12.042275	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
2008	13.560795	6.871971	-49.32%	0
2007	11.130491	13.560795	21.83%	0
2006	10.856195	11.130491	2.53%	0
2005	10.694558	10.856195	1.51%	0
81

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
2008	11.368331	8.182238	-28.03%	0
2007	11.532030	11.368331	-1.42%	0
2006	10.797837	11.532030	6.80%	0
2005	10.963993	10.797837	-1.52%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
2008	17.934286	9.668741	-46.09%	0
2007	15.934056	17.934286	12.55%	0
2006	14.063448	15.934056	13.30%	0
2005	12.305317	14.063448	14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	12.934594	11.070825	-14.41%	0
2013	10.923796	12.934594	18.41%	0
2012	9.590547	10.923796	13.90%	0
2011	11.149015	9.590547	-13.98%	0
2010	10.680524	11.149015	4.39%	0
2009	8.096379	10.680524	31.92%	0
2008	14.105288	8.096379	-42.60%	0
2007	12.685572	14.105288	11.19%	0
2006	10.851188	12.685572	16.90%	0
2005*	10.000000	10.851188	8.51%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	14.153734	13.639598	-3.63%	0
2013	12.381415	14.153734	14.31%	0
2012	11.158515	12.381415	10.96%	0
2011	12.456473	11.158515	-10.42%	0
2010	11.490199	12.456473	8.41%	0
2009	8.845300	11.490199	29.90%	0
2008	15.447606	8.845300	-42.74%	0
2007	14.022306	15.447606	10.16%	0
2006	11.383207	14.022306	23.18%	0
2005*	10.000000	11.383207	13.83%	0
82

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
2008	17.899787	9.573548	-46.52%	0
2007	13.641882	17.899787	31.21%	0
2006	13.014930	13.641882	4.82%	0
2005	12.036965	13.014930	8.12%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
2008	13.598782	7.317318	-46.19%	0
2007	11.636151	13.598782	16.87%	0
2006	11.234036	11.636151	3.58%	0
2005	10.483595	11.234036	7.16%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
2008	28.057725	12.872166	-54.12%	0
2007	22.822715	28.057725	22.94%	0
2006	16.202801	22.822715	40.86%	0
2005	12.783516	16.202801	26.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	14.940674	15.976460	6.93%	0
2013	11.989171	14.940674	24.62%	0
2012	10.948182	11.989171	9.51%	0
2011	11.476701	10.948182	-4.61%	0
2010	10.019645	11.476701	14.54%	0
2009	7.815615	10.019645	28.20%	0
2008	13.276785	7.815615	-41.13%	0
2007	11.565261	13.276785	14.80%	0
2006	11.340179	11.565261	1.98%	0
2005	11.084575	11.340179	2.31%	0
83

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
2008	11.388210	7.876480	-30.84%	0
2007	11.498656	11.388210	-0.96%	0
2006	10.822514	11.498656	6.25%	0
2005	11.004388	10.822514	-1.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
2008	12.878644	7.793313	-39.49%	0
2007	13.715331	12.878644	-6.10%	0
2006	12.318371	13.715331	11.34%	0
2005	12.300999	12.318371	0.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
2008*	10.000000	5.044281	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
2008*	10.000000	6.013929	-39.25%	0
84

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
2008*	10.000000	9.681576	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
2008	32.206200	13.063784	-59.44%	0
2007	23.036685	32.206200	39.80%	0
2006	17.540452	23.036685	31.33%	0
2005	13.766075	17.540452	27.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
2008	9.892845	10.235724	3.47%	0
2007	9.613647	9.892845	2.90%	0
2006	9.684306	9.613647	-0.73%	0
2005	9.762819	9.684306	-0.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
2008	24.209543	12.542358	-48.19%	0
2007	19.827839	24.209543	22.10%	0
2006	15.523325	19.827839	27.73%	0
2005	12.410339	15.523325	25.08%	0
85

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
2008	12.208535	9.005864	-26.23%	0
2007	12.032398	12.208535	1.46%	0
2006	11.248718	12.032398	6.97%	0
2005	11.115884	11.248718	1.19%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
2008	14.293319	8.721904	-38.98%	0
2007	13.838283	14.293319	3.29%	0
2006	13.109414	13.838283	5.56%	0
2005	12.173833	13.109414	7.69%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
2008	9.564387	9.375258	-1.98%	0
2007	9.504398	9.564387	0.63%	0
2006	9.465361	9.504398	0.41%	0
2005	9.597465	9.465361	-1.38%	0
86

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
2008	10.348459	8.220884	-20.56%	0
2007	10.299953	10.348459	0.47%	0
2006	10.227481	10.299953	0.71%	0
2005	10.419748	10.227481	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
2008*	10.000000	6.195189	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
2008*	10.000000	6.112554	-38.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
2008*	10.000000	6.578097	-33.56%	0
87

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
2008	12.511161	6.437948	-48.54%	0
2007	11.871058	12.511161	5.39%	0
2006	11.974118	11.871058	-0.86%	0
2005	11.531851	11.974118	3.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
2008	12.874275	8.389087	-34.84%	0
2007	14.399755	12.874275	-10.59%	0
2006	12.780098	14.399755	12.67%	0
2005	12.907398	12.780098	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
2008	14.327367	8.505227	-40.64%	0
2007	14.608533	14.327367	-1.92%	0
2006	13.573617	14.608533	7.62%	0
2005	12.580378	13.573617	7.90%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
2008	13.274156	7.450811	-43.87%	0
2007	12.777678	13.274156	3.89%	0
2006	11.706272	12.777678	9.15%	0
2005	11.342138	11.706272	3.21%	0
88

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
2008*	10.000000	5.495759	-44.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
2008	12.762396	6.242673	-51.09%	0
2007	12.498690	12.762396	2.11%	0
2006	12.637907	12.498690	-1.10%	0
2005	11.712128	12.637907	7.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
2008	16.493364	9.474398	-42.56%	0
2007	16.154612	16.493364	2.10%	0
2006	14.288964	16.154612	13.06%	0
2005	13.012802	14.288964	9.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
2008	12.815658	7.573271	-40.91%	0
2007	12.780248	12.815658	0.28%	0
2006	11.566366	12.780248	10.49%	0
2005	11.361558	11.566366	1.80%	0
89

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
2008	13.039103	10.648173	-18.34%	0
2007	12.745643	13.039103	2.30%	0
2006	11.974194	12.745643	6.44%	0
2005	11.104708	11.974194	7.83%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	11.336278	11.123071	-1.88%	0
2013	10.179096	11.336278	11.37%	0
2012	9.309767	10.179096	9.34%	0
2011	10.062063	9.309767	-7.48%	0
2010	9.912065	10.062063	1.51%	0
2009	7.786731	9.912065	27.29%	0
2008	14.641550	7.786731	-46.82%	0
2007	13.305566	14.641550	10.04%	0
2006	11.068988	13.305566	20.21%	0
2005*	10.000000	11.068988	10.69%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
2008	31.557016	10.673498	-66.18%	0
2007	23.878911	31.557016	32.15%	0
2006	17.820098	23.878911	34.00%	0
2005	14.053549	17.820098	26.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
2008	33.787779	17.481972	-48.26%	0
2007	24.205771	33.787779	39.59%	0
2006	20.240794	24.205771	19.59%	0
2005	13.891560	20.240794	45.71%	0
90

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
91

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
92

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Waddell & Reed Advisors Select Plus AnnuitySM
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the Ivy Funds Variable Insurance Portfolios, Inc.
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
1

Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
3

SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
9

[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.45%	1.33%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.33%)	$1,254	$2,154	$3,042	$5,410	*	$1,654	$2,742	$5,410	$554	$1,654	$2,742	$5,410
Minimum Total Underlying Mutual Fund Operating Expenses (0.45%)	$1,162	$1,891	$2,628	$4,700	*	$1,391	$2,328	$4,700	$462	$1,391	$2,328	$4,700
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
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Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Waddell & Reed, Inc.
The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. is not affiliated with Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
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Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
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•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide
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received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
Currently, none of the underlying mutual funds assess (or reserve the right to assess) a short-term trading fee.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
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•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the
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withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
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10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
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In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
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(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
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1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
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If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Ivy Funds Variable Insurance Portfolios - Balanced
•	Ivy Funds Variable Insurance Portfolios - Bond
•	Ivy Funds Variable Insurance Portfolios - Core Equity
•	Ivy Funds Variable Insurance Portfolios - Dividend Opportunities
•	Ivy Funds Variable Insurance Portfolios - Growth
•	Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
•	Ivy Funds Variable Insurance Portfolios - Money Market
•	Ivy Funds Variable Insurance Portfolios - Value
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
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If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
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•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
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Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
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Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock
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Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Ivy Funds Variable Insurance Portfolios - Money Market
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the
52

same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
53

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
54

•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
55

Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential
56

losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Waddell & Reed, Inc.
Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Funds Variable Insurance Portfolios - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide total return.
Ivy Funds Variable Insurance Portfolios - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Funds Variable Insurance Portfolios - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Funds Variable Insurance Portfolios - Global Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Funds Variable Insurance Portfolios - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
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Ivy Funds Variable Insurance Portfolios - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates, LLC
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Funds Variable Insurance Portfolios - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Funds Variable Insurance Portfolios - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Ivy Funds Variable Insurance Portfolios - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	32.341410	30.347571	-6.16%	1,259,096
2013	26.093716	32.341410	23.94%	1,445,940
2012	22.105593	26.093716	18.04%	1,657,684
2011	24.050210	22.105593	-8.09%	2,045,840
2010	22.342511	24.050210	7.64%	2,659,018
2009	18.038769	22.342511	23.86%	3,158,313
2008	24.542535	18.038769	-26.50%	3,240,851
2007	17.194153	24.542535	42.74%	2,262,547
2006	14.447635	17.194153	19.01%	2,239,129
2005	11.736787	14.447635	23.10%	2,070,589
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	20.073840	21.389251	6.55%	840,050
2013	16.383744	20.073840	22.52%	876,486
2012	14.802669	16.383744	10.68%	947,108
2011	14.465082	14.802669	2.33%	1,050,047
2010	12.470316	14.465082	16.00%	1,337,435
2009	11.119320	12.470316	12.15%	1,508,282
2008	14.209605	11.119320	-21.75%	1,793,309
2007	12.621716	14.209605	12.58%	1,333,603
2006	11.457924	12.621716	10.16%	1,508,929
2005	11.015216	11.457924	4.02%	1,718,840
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	16.238778	16.782085	3.35%	1,278,338
2013	16.744531	16.238778	-3.02%	1,454,839
2012	15.981782	16.744531	4.77%	1,836,849
2011	15.035906	15.981782	6.29%	2,079,080
2010	14.315463	15.035906	5.03%	2,547,339
2009	13.486609	14.315463	6.15%	2,537,484
2008	13.573634	13.486609	-0.64%	2,709,413
2007	12.969298	13.573634	4.66%	1,895,102
2006	12.560339	12.969298	3.26%	1,408,675
2005	12.479024	12.560339	0.65%	1,506,015
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No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	17.708492	19.237866	8.64%	1,971,521
2013	13.390989	17.708492	32.24%	2,241,351
2012	11.399211	13.390989	17.47%	2,644,421
2011	11.320110	11.399211	0.70%	3,229,215
2010	9.453349	11.320110	19.75%	4,064,169
2009	7.695417	9.453349	22.84%	4,864,628
2008	11.910670	7.695417	-35.39%	5,561,043
2007	10.546121	11.910670	12.94%	3,659,302
2006	9.101039	10.546121	15.88%	4,158,916
2005	8.428947	9.101039	7.97%	4,471,042
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.814375	20.469268	8.80%	272,033
2013	14.654969	18.814375	28.38%	324,318
2012	13.073181	14.654969	12.10%	375,577
2011	13.847743	13.073181	-5.59%	476,342
2010	12.013668	13.847743	15.27%	577,780
2009	10.288910	12.013668	16.76%	625,746
2008	16.209097	10.288910	-36.52%	626,828
2007	14.021570	16.209097	15.60%	436,409
2006	12.212264	14.021570	14.82%	382,029
2005	10.907726	12.212264	11.96%	238,635
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	14.236689	12.612108	-11.41%	121,276
2013	11.250385	14.236689	26.54%	117,198
2012	11.204408	11.250385	0.41%	150,061
2011	12.441333	11.204408	-9.94%	208,241
2010	10.299232	12.441333	20.80%	256,352
2009	7.401688	10.299232	39.15%	219,127
2008	13.876307	7.401688	-46.66%	183,805
2007	9.259970	13.876307	49.85%	73,754
2006*	10.000000	9.259970	-7.40%	29,720
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.493721	10.413176	-0.77%	173,055
2013	10.412740	10.493721	0.78%	151,416
2012	9.879512	10.412740	5.40%	136,053
2011*	10.000000	9.879512	-1.20%	83,693
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No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	15.263935	15.263356	0.00%	546,792
2013	12.925271	15.263935	18.09%	654,719
2012	11.054022	12.925271	16.93%	825,422
2011	12.041481	11.054022	-8.20%	978,391
2010	10.590859	12.041481	13.70%	1,274,792
2009	8.426470	10.590859	25.69%	1,461,496
2008	14.704963	8.426470	-42.70%	1,473,125
2007	12.240210	14.704963	20.14%	896,200
2006	10.213807	12.240210	19.84%	916,763
2005	8.853054	10.213807	15.37%	909,815
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.855784	11.934965	-13.86%	246,945
2013	12.976300	13.855784	6.78%	297,387
2012	12.858752	12.976300	0.91%	404,350
2011	16.526083	12.858752	-22.19%	505,533
2010	14.252406	16.526083	15.95%	690,903
2009	8.286647	14.252406	71.99%	819,488
2008	21.708432	8.286647	-61.83%	669,446
2007	15.273371	21.708432	42.13%	417,463
2006	12.287089	15.273371	24.30%	341,564
2005*	10.000000	12.287089	22.87%	109,653
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	16.135423	17.869827	10.75%	2,075,112
2013	11.937771	16.135423	35.16%	2,457,687
2012	10.690142	11.937771	11.67%	3,020,127
2011	10.568054	10.690142	1.16%	3,695,449
2010	9.477107	10.568054	11.51%	4,514,712
2009	7.529470	9.477107	25.87%	5,330,513
2008	11.928767	7.529470	-36.88%	6,129,775
2007	9.572816	11.928767	21.75%	4,260,050
2006	9.200918	9.572816	4.04%	4,828,577
2005	8.351160	9.200918	10.18%	5,529,745
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.685518	26.935448	0.94%	786,483
2013	24.381549	26.685518	9.45%	913,660
2012	20.748259	24.381549	17.51%	1,029,219
2011	19.900099	20.748259	4.26%	1,146,913
2010	17.491821	19.900099	13.77%	1,417,890
2009	12.060869	17.491821	45.03%	1,465,514
2008	15.574727	12.060869	-22.56%	1,375,039
2007	15.140341	15.574727	2.87%	1,038,658
2006	13.862250	15.140341	9.22%	1,068,834
2005	13.647506	13.862250	1.57%	1,055,173
62

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	19.089769	19.181321	0.48%	206,536
2013	15.429053	19.089769	23.73%	229,904
2012	13.745493	15.429053	12.25%	268,782
2011	16.114641	13.745493	-14.70%	347,852
2010	14.259480	16.114641	13.01%	403,291
2009	10.510806	14.259480	35.66%	433,592
2008	18.378815	10.510806	-42.81%	416,657
2007	16.887720	18.378815	8.83%	315,422
2006	13.153656	16.887720	28.39%	286,332
2005	11.945966	13.153656	10.11%	181,105
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.238187	10.239802	0.02%	159,124
2013	10.392282	10.238187	-1.48%	116,696
2012	10.149951	10.392282	2.39%	111,358
2011*	10.000000	10.149951	1.50%	56,192
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	25.133667	24.461574	-2.67%	55,960
2013	16.133062	25.133667	55.79%	66,522
2012	14.563525	16.133062	10.78%	79,886
2011	15.811731	14.563525	-7.89%	87,695
2010	11.333024	15.811731	39.52%	111,853
2009	8.098121	11.333024	39.95%	112,274
2008	15.733650	8.098121	-48.53%	81,187
2007	14.917517	15.733650	5.47%	59,407
2006	13.415018	14.917517	11.20%	57,292
2005	11.205120	13.415018	19.72%	45,082
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	23.231361	24.821492	6.84%	180,922
2013	18.050286	23.231361	28.70%	202,889
2012	16.047707	18.050286	12.48%	242,970
2011	16.292522	16.047707	-1.50%	292,838
2010	12.503054	16.292522	30.31%	343,288
2009	8.606807	12.503054	45.27%	338,799
2008	13.625861	8.606807	-36.83%	293,028
2007	12.216068	13.625861	11.54%	186,995
2006	11.360798	12.216068	7.53%	143,195
2005*	10.000000	11.360798	13.61%	44,489
63

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.874430	10.773282	-0.93%	596,215
2013	10.976536	10.874430	-0.93%	675,823
2012	11.079889	10.976536	-0.93%	747,413
2011	11.183620	11.079889	-0.93%	806,235
2010	11.282392	11.183620	-0.88%	903,324
2009	11.275744	11.282392	0.06%	1,076,320
2008	11.140535	11.275744	1.21%	1,662,570
2007	10.751664	11.140535	3.62%	584,134
2006	10.405234	10.751664	3.33%	487,118
2005	10.249548	10.405234	1.52%	413,031
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	17.486071	22.544856	28.93%	123,022
2013	17.456479	17.486071	0.17%	130,120
2012	14.971699	17.456479	16.60%	128,890
2011	14.394054	14.971699	4.01%	147,078
2010	11.308177	14.394054	27.29%	176,640
2009	9.235171	11.308177	22.45%	217,176
2008	14.577035	9.235171	-36.65%	244,356
2007	17.534744	14.577035	-16.87%	143,356
2006	13.608265	17.534744	28.85%	158,340
2005	12.395855	13.608265	9.78%	107,937
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	27.649316	28.183758	1.93%	882,729
2013	17.849612	27.649316	54.90%	1,026,552
2012	14.097740	17.849612	26.61%	1,195,456
2011	15.103806	14.097740	-6.66%	1,427,367
2010	13.523818	15.103806	11.68%	1,770,468
2009	9.492077	13.523818	42.47%	2,000,257
2008	14.495825	9.492077	-34.52%	2,161,507
2007	11.768023	14.495825	23.18%	1,534,306
2006	11.013522	11.768023	6.85%	1,676,120
2005	9.483442	11.013522	16.13%	1,839,670
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	20.302997	20.430720	0.63%	789,919
2013	14.297992	20.302997	42.00%	915,398
2012	13.726520	14.297992	4.16%	1,162,829
2011	15.501552	13.726520	-11.45%	1,380,204
2010	12.146147	15.501552	27.63%	1,686,356
2009	9.102132	12.146147	33.44%	1,972,194
2008	15.108568	9.102132	-39.76%	2,045,749
2007	13.437940	15.108568	12.43%	1,411,123
2006	12.913866	13.437940	4.06%	1,584,308
2005	11.549477	12.913866	11.81%	1,807,644
64

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	20.095445	21.307144	6.03%	74,558
2013	15.193804	20.095445	32.26%	96,374
2012	12.930512	15.193804	17.50%	114,030
2011	14.968563	12.930512	-13.62%	152,067
2010	11.954432	14.968563	25.21%	169,333
2009	9.345214	11.954432	27.92%	183,325
2008	12.772647	9.345214	-26.83%	205,721
2007	13.451362	12.772647	-5.05%	159,013
2006	11.622311	13.451362	15.74%	133,631
2005	11.265957	11.622311	3.16%	118,706
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	20.899622	22.966613	9.89%	561,797
2013	15.590784	20.899622	34.05%	646,386
2012	13.240711	15.590784	17.75%	785,008
2011	14.422791	13.240711	-8.20%	1,026,354
2010	12.266338	14.422791	17.58%	1,201,818
2009	9.778763	12.266338	25.44%	1,276,287
2008	14.916596	9.778763	-34.44%	1,418,489
2007	14.780173	14.916596	0.92%	1,186,810
2006	12.766443	14.780173	15.77%	1,296,638
2005	12.342628	12.766443	3.43%	1,513,441
65

Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
2008	20.332669	14.491336	-28.73%	0
2007	14.691582	20.332669	38.40%	0
2006	12.729106	14.691582	15.42%	0
2005	10.662462	12.729106	19.38%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	14.614052	15.100045	3.33%	0
2013	12.299974	14.614052	18.81%	0
2012	11.460906	12.299974	7.32%	0
2011	11.548473	11.460906	-0.76%	0
2010	10.266572	11.548473	12.49%	0
2009	9.440201	10.266572	8.75%	0
2008	12.441146	9.440201	-24.12%	0
2007	11.397827	12.441146	9.15%	0
2006	10.669104	11.397827	6.83%	0
2005	10.576246	10.669104	0.88%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	9.848202	9.869482	0.22%	0
2013	10.472146	9.848202	-5.96%	0
2012	10.308088	10.472146	1.59%	0
2011	9.999968	10.308088	3.08%	0
2010	9.818087	9.999968	1.85%	0
2009	9.538424	9.818087	2.93%	0
2008	9.899757	9.538424	-3.65%	0
2007	9.755962	9.899757	1.47%	0
2006	9.742580	9.755962	0.14%	0
2005	9.981000	9.742580	-2.39%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.894270	17.797396	5.35%	0
2013	13.174073	16.894270	28.24%	0
2012	11.565580	13.174073	13.91%	0
2011	11.843323	11.565580	-2.35%	0
2010	10.198797	11.843323	16.12%	0
2009	8.561498	10.198797	19.12%	0
2008	13.666034	8.561498	-37.35%	0
2007	12.480257	13.666034	9.50%	0
2006	11.105476	12.480257	12.38%	0
2005	10.605582	11.105476	4.71%	0
66

Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	14.007056	14.777529	5.50%	0
2013	11.250990	14.007056	24.50%	0
2012	10.350794	11.250990	8.70%	0
2011	11.305899	10.350794	-8.45%	0
2010	10.114550	11.305899	11.78%	0
2009	8.933047	10.114550	13.23%	0
2008	14.513696	8.933047	-38.45%	0
2007	12.949192	14.513696	12.08%	0
2006	11.629388	12.949192	11.35%	0
2005	10.710456	11.629388	8.58%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	11.244063	9.658767	-14.10%	0
2013	9.162897	11.244063	22.71%	0
2012	9.411264	9.162897	-2.64%	0
2011	10.776221	9.411264	-12.67%	0
2010	9.199187	10.776221	17.14%	0
2009	6.817696	9.199187	34.93%	0
2008	13.181974	6.817696	-48.28%	0
2007	9.072732	13.181974	45.29%	0
2006*	10.000000	9.072732	-9.27%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.544748	14.103530	-3.03%	0
2013	12.700678	14.544748	14.52%	0
2012	11.201895	12.700678	13.38%	0
2011	12.583276	11.201895	-10.98%	0
2010	11.412545	12.583276	10.26%	0
2009	9.363787	11.412545	21.88%	0
2008	16.852313	9.363787	-44.44%	0
2007	14.467934	16.852313	16.48%	0
2006	12.448637	14.467934	16.22%	0
2005	11.126034	12.448637	11.89%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	10.639248	8.886289	-16.48%	0
2013	10.275263	10.639248	3.54%	0
2012	10.501200	10.275263	-2.15%	0
2011	13.917392	10.501200	-24.55%	0
2010	12.377049	13.917392	12.45%	0
2009	7.421064	12.377049	66.78%	0
2008	20.051131	7.421064	-62.99%	0
2007	14.550275	20.051131	37.81%	0
2006	12.069868	14.550275	20.55%	0
2005*	10.000000	12.069868	20.70%	0
67

Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.595891	16.749207	7.39%	0
2013	11.898746	15.595891	31.07%	0
2012	10.988735	11.898746	8.28%	0
2011	11.201799	10.988735	-1.90%	0
2010	10.358879	11.201799	8.14%	0
2009	8.486988	10.358879	22.06%	0
2008	13.866721	8.486988	-38.80%	0
2007	11.477348	13.866721	18.04%	0
2006	11.375106	11.477348	0.90%	0
2005	10.645983	11.375106	6.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
2011	12.487682	12.626654	1.11%	0
2010	11.319058	12.487682	10.32%	0
2009	8.048076	11.319058	40.64%	0
2008	10.717731	8.048076	-24.91%	0
2007	10.745963	10.717731	-0.26%	0
2006	10.145161	10.745963	5.92%	0
2005	10.299073	10.145161	-1.49%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	13.613025	13.263914	-2.56%	0
2013	11.345898	13.613025	19.98%	0
2012	10.424308	11.345898	8.84%	0
2011	12.602530	10.424308	-17.28%	0
2010	11.499470	12.602530	9.59%	0
2009	8.741134	11.499470	31.56%	0
2008	15.763038	8.741134	-44.55%	0
2007	14.938931	15.763038	5.52%	0
2006	11.997948	14.938931	24.51%	0
2005	11.235649	11.997948	6.78%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	19.926835	18.806228	-5.62%	0
2013	13.189780	19.926835	51.08%	0
2012	12.279405	13.189780	7.41%	0
2011	13.747841	12.279405	-10.68%	0
2010	10.160974	13.747841	35.30%	0
2009	7.487336	10.160974	35.71%	0
2008	15.002982	7.487336	-50.09%	0
2007	14.671572	15.002982	2.26%	0
2006	13.604956	14.671572	7.84%	0
2005	11.717278	13.604956	16.11%	0
68

Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
2011	13.721640	13.106851	-4.48%	0
2010	10.858563	13.721640	26.37%	0
2009	7.708136	10.858563	40.87%	0
2008	12.585282	7.708136	-38.75%	0
2007	11.637432	12.585282	8.14%	0
2006	11.159833	11.637432	4.28%	0
2005*	10.000000	11.159833	11.60%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	7.984748	7.670889	-3.93%	0
2013	8.311455	7.984748	-3.93%	0
2012	8.652473	8.311455	-3.94%	0
2011	9.005502	8.652473	-3.92%	0
2010	9.368799	9.005502	-3.88%	0
2009	9.655728	9.368799	-2.97%	0
2008	9.837912	9.655728	-1.85%	0
2007	9.792711	9.837912	0.46%	0
2006	9.772363	9.792711	0.21%	0
2005	9.925973	9.772363	-1.55%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	12.269910	15.341040	25.03%	0
2013	12.631851	12.269910	-2.87%	0
2012	11.172886	12.631851	13.06%	0
2011	11.076511	11.172886	0.87%	0
2010	8.973127	11.076511	23.44%	0
2009	7.557382	8.973127	18.73%	0
2008	12.303284	7.557382	-38.57%	0
2007	15.264811	12.303284	-19.40%	0
2006	12.215243	15.264811	24.97%	0
2005	11.473390	12.215243	6.47%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.103177	24.813186	-1.16%	0
2013	16.711346	25.103177	50.22%	0
2012	13.611816	16.711346	22.77%	0
2011	15.037994	13.611816	-9.48%	0
2010	13.885063	15.037994	8.30%	0
2009	10.049902	13.885063	38.16%	0
2008	15.828187	10.049902	-36.51%	0
2007	13.252992	15.828187	19.43%	0
2006	12.789665	13.252992	3.62%	0
2005	11.355632	12.789665	12.63%	0
69

Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	15.190653	14.822951	-2.42%	0
2013	11.031476	15.190653	37.70%	0
2012	10.922236	11.031476	1.00%	0
2011	12.719412	10.922236	-14.13%	0
2010	10.277097	12.719412	23.76%	0
2009	7.942010	10.277097	29.40%	0
2008	13.595910	7.942010	-41.59%	0
2007	12.472321	13.595910	9.01%	0
2006	12.359408	12.472321	0.91%	0
2005	11.397607	12.359408	8.44%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	15.083453	15.508486	2.82%	0
2013	11.760223	15.083453	28.26%	0
2012	10.321674	11.760223	13.94%	0
2011	12.321322	10.321674	-16.23%	0
2010	10.147206	12.321322	21.43%	0
2009	8.180215	10.147206	24.05%	0
2008	11.530446	8.180215	-29.06%	0
2007	12.524753	11.530446	-7.94%	0
2006	11.158713	12.524753	12.24%	0
2005	11.153326	11.158713	0.05%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	13.822734	14.729701	6.56%	0
2013	10.633285	13.822734	29.99%	0
2012	9.313140	10.633285	14.18%	0
2011	10.460955	9.313140	-10.97%	0
2010	9.174424	10.460955	14.02%	0
2009	7.542321	9.174424	21.64%	0
2008	11.865444	7.542321	-36.43%	0
2007	12.126207	11.865444	-2.15%	0
2006	10.800173	12.126207	12.28%	0
2005	10.766757	10.800173	0.31%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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America's Future Horizon Annuity
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	American Century Variable Portfolios, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
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•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
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SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	1.32%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.32%)	$1,253	$2,151	$3,037	$5,403	*	$1,651	$2,737	$5,403	$553	$1,651	$2,737	$5,403
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
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Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
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Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
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•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide
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received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
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This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
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Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person
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designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of
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the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
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•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
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Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a
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lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
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Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
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Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all
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necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
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Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a
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Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
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Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock
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Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the
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same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential
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losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
58

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
59

Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
60

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
61

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
62

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
2008	16.744192	10.848764	-35.21%	2,320,206
2007	16.917061	16.744192	-1.02%	2,931,156
2006	14.586411	16.917061	15.98%	3,444,606
2005	14.074150	14.586411	3.64%	4,615,071
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
2009	10.183859	12.611563	23.84%	958,155
2008	14.882353	10.183859	-31.57%	1,181,554
2007	15.124914	14.882353	-1.60%	866,204
2006	13.346255	15.124914	13.33%	1,009,375
2005	12.565056	13.346255	6.22%	1,328,911
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
2008	12.429562	8.073183	-35.05%	1,741,086
2007	11.642959	12.429562	6.76%	2,192,698
2006	10.763956	11.642959	8.17%	2,572,597
2005	10.487708	10.763956	2.63%	3,360,662
63

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
2008	16.253957	10.119785	-37.74%	11,845,450
2007	15.591338	16.253957	4.25%	14,529,354
2006	13.628340	15.591338	14.40%	17,244,709
2005	13.142116	13.628340	3.70%	22,221,850
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
2008	16.822151	11.738307	-30.22%	1,658,742
2007	15.853607	16.822151	6.11%	2,000,724
2006	13.741095	15.853607	15.37%	2,459,480
2005	13.290671	13.741095	3.39%	3,349,509
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
2008	14.284699	13.117837	-8.17%	3,692,418
2007	13.685663	14.284699	4.38%	4,463,099
2006	13.265501	13.685663	3.17%	4,856,315
2005	13.220856	13.265501	0.34%	6,369,737
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
2008	17.751389	10.073962	-43.25%	8,906,341
2007	17.672051	17.751389	0.45%	11,229,164
2006	14.857681	17.672051	18.94%	12,664,083
2005	14.183136	14.857681	4.76%	15,983,566
64

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
2008	17.481983	9.136775	-47.74%	6,031,171
2007	13.912262	17.481983	25.66%	7,830,177
2006	13.159446	13.912262	5.72%	8,331,924
2005	12.572083	13.159446	4.67%	10,918,404
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
2008	10.924407	8.108574	-25.78%	2,700,244
2007	10.744327	10.924407	1.68%	3,719,558
2006	9.756538	10.744327	10.12%	5,694,880
2005	9.607448	9.756538	1.55%	7,303,219
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
2008	19.574270	10.883459	-44.40%	824,298
2007	16.861667	19.574270	16.09%	1,047,985
2006	14.432708	16.861667	16.83%	1,260,983
2005	12.247224	14.432708	17.84%	1,670,693
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
2009	7.786548	12.139346	55.90%	472,696
2008	16.101307	7.786548	-51.64%	435,006
2007	15.394529	16.101307	4.59%	554,440
2006	13.375338	15.394529	15.10%	573,305
2005	13.166913	13.375338	1.58%	878,442
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.685518	26.935448	0.94%	194,145
65

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
2008	11.944469	6.588604	-44.84%	5,143,244
2007	8.826170	11.944469	35.33%	6,088,011
2006	8.166150	8.826170	8.08%	4,710,519
2005	7.324540	8.166150	11.49%	6,015,999
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
2008	4.872056	2.703756	-44.50%	1,996,954
2007	4.041990	4.872056	20.54%	2,558,198
2006	3.784405	4.041990	6.81%	2,238,780
2005	3.425003	3.784405	10.49%	2,722,770
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
2008	17.243848	8.159176	-52.68%	2,286,059
2007	13.599656	17.243848	26.80%	2,954,089
2006	9.363535	13.599656	45.24%	2,603,441
2005	7.164672	9.363535	30.69%	3,099,450
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
2009	9.591663	12.036907	25.49%	306,114
2008	14.498321	9.591663	-33.84%	400,186
2007	14.287585	14.498321	1.47%	620,568
2006	12.345283	14.287585	15.73%	761,128
2005	11.412057	12.345283	8.18%	1,533,082
66

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	12.644832	13.943700	10.27%	1,088,360
2013	9.839732	12.644832	28.51%	1,066,152
2012	8.712657	9.839732	12.94%	1,197,820
2011	8.857217	8.712657	-1.63%	1,344,544
2010	7.498802	8.857217	18.12%	1,511,148
2009	5.672153	7.498802	32.20%	1,762,450
2008	9.342938	5.672153	-39.29%	2,008,846
2007	7.890812	9.342938	18.40%	2,616,604
2006	7.503486	7.890812	5.16%	3,235,450
2005	7.112875	7.503486	5.49%	4,456,055
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
2008	15.721095	11.213252	-28.67%	1,067,837
2007	15.390286	15.721095	2.15%	1,414,000
2006	14.047948	15.390286	9.56%	1,863,390
2005	13.852569	14.047948	1.41%	2,588,633
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
2008	13.513164	8.433508	-37.59%	1,090,581
2007	13.952782	13.513164	-3.15%	1,286,676
2006	12.153202	13.952782	14.81%	1,404,623
2005	11.769582	12.153202	3.26%	1,614,350
67

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
2008*	10.000000	5.149362	-48.51%	4,995
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
2008*	10.000000	6.139089	-38.61%	501,132
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
2008*	10.000000	9.882105	-1.18%	37,530
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
2008	34.424173	14.401657	-58.16%	33,828
2007	23.874248	34.424173	44.19%	53,588
2006	17.629332	23.874248	35.42%	71,673
2005	13.418473	17.629332	31.38%	89,542
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
2008	15.820940	16.880335	6.70%	8,464,151
2007	14.906445	15.820940	6.13%	9,350,766
2006	14.562456	14.906445	2.36%	9,949,714
2005	14.237106	14.562456	2.29%	12,119,898
68

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
2008	15.935049	8.514172	-46.57%	25,909
2007	12.653726	15.935049	25.93%	24,020
2006	9.607565	12.653726	31.71%	27,504
2005	7.449087	9.607565	28.98%	39,845
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
2008	14.077055	10.709012	-23.93%	5,702,615
2007	13.451529	14.077055	4.65%	6,947,994
2006	12.195622	13.451529	10.30%	6,956,120
2005	11.687667	12.195622	4.35%	7,138,865
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
2008	24.094306	15.163130	-37.07%	2,260,394
2007	22.616912	24.094306	6.53%	2,818,589
2006	20.778390	22.616912	8.85%	3,242,066
2005	18.713055	20.778390	11.04%	3,964,972
69

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
2008	12.819495	12.958480	1.08%	17,845,237
2007	12.351169	12.819495	3.79%	14,728,755
2006	11.928894	12.351169	3.54%	12,393,860
2005	11.730027	11.928894	1.70%	11,601,628
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
2008	15.095538	12.366694	-18.08%	2,169,528
2007	14.567404	15.095538	3.63%	2,881,698
2006	14.028046	14.567404	3.84%	3,028,617
2005	13.860058	14.028046	1.21%	3,671,364
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.909099	18.540650	-1.95%	864,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
2008*	10.000000	6.324050	-36.76%	6,389
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
2008*	10.000000	6.239729	-37.60%	90,268
70

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
2008*	10.000000	6.714877	-32.85%	160,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
2008	17.546430	9.311984	-46.93%	863,542
2007	16.141772	17.546430	8.70%	1,039,808
2006	15.789781	16.141772	2.23%	1,099,025
2005	14.747640	15.789781	7.07%	1,319,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
2008	23.810015	16.000908	-32.80%	2,607,695
2007	25.819700	23.810015	-7.78%	3,244,461
2006	22.223413	25.819700	16.18%	4,127,368
2005	21.767078	22.223413	2.10%	5,480,968
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
2008	23.030094	14.099731	-38.78%	3,092,791
2007	22.766758	23.030094	1.16%	3,887,841
2006	20.514856	22.766758	10.98%	4,475,815
2005	18.439802	20.514856	11.25%	5,538,590
71

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
2008	15.500260	8.972924	-42.11%	6,028,280
2007	14.466205	15.500260	7.15%	7,636,180
2006	12.852978	14.466205	12.55%	9,584,432
2005	12.077171	12.852978	6.42%	12,372,734
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
2008*	10.000000	5.610694	-43.89%	40,223
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
2009	8.620739	11.222299	30.18%	80,765
2008	14.372410	8.620739	-40.02%	105,326
2007	13.484384	14.372410	6.59%	374,490
2006	11.972775	13.484384	12.63%	238,616
2005	11.311637	11.972775	5.84%	152,874
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
2008	14.567661	7.349138	-49.55%	2,288,993
2007	13.832247	14.567661	5.32%	2,863,301
2006	13.563650	13.832247	1.98%	3,270,888
2005	12.190602	13.563650	11.26%	4,706,130
72

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
2008	14.894211	8.823716	-40.76%	2,192,893
2007	14.144065	14.894211	5.30%	2,742,511
2006	12.132822	14.144065	16.58%	3,103,824
2005	10.715673	12.132822	13.23%	3,731,046
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
2008	13.963369	8.509930	-39.06%	4,546,488
2007	13.500759	13.963369	3.43%	5,801,676
2006	11.849489	13.500759	13.94%	6,074,336
2005	11.288216	11.849489	4.97%	7,519,794
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
2008	21.932715	18.470745	-15.78%	239,807
2007	20.786417	21.932715	5.51%	332,017
2006	18.938505	20.786417	9.76%	451,655
2005	17.032956	18.938505	11.19%	595,238
73

No Additional Contract Options Elected Total - 0.95%
No Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
2008	28.815023	10.052063	-65.12%	449,545
2007	21.140699	28.815023	36.30%	580,679
2006	15.300434	21.140699	38.17%	713,141
2005	11.702352	15.300434	30.75%	961,172
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
2008	32.626096	17.409995	-46.64%	274,287
2007	22.661928	32.626096	43.97%	436,085
2006	18.377588	22.661928	23.31%	542,407
2005	12.232540	18.377588	50.24%	701,604
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
74

Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
2008	12.914871	8.113644	-37.18%	0
2007	13.458111	12.914871	-4.04%	0
2006	11.965263	13.458111	12.48%	0
2005	11.904527	11.965263	0.51%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
2009	9.274958	11.137967	20.09%	0
2008	13.978590	9.274958	-33.65%	0
2007	14.652833	13.978590	-4.60%	0
2006	13.332414	14.652833	9.90%	0
2005	12.942703	13.332414	3.01%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
2008	11.879229	7.481490	-37.02%	0
2007	11.476900	11.879229	3.51%	0
2006	10.940914	11.476900	4.90%	0
2005	10.992090	10.940914	-0.47%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
2008	13.009034	7.853499	-39.63%	0
2007	12.870609	13.009034	1.08%	0
2006	11.600461	12.870609	10.95%	0
2005	11.534900	11.600461	0.57%	0
75

Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
2008	12.475449	8.441122	-32.34%	0
2007	12.126423	12.475449	2.88%	0
2006	10.837811	12.126423	11.89%	0
2005	10.808967	10.837811	0.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
2008	9.715944	8.652019	-10.95%	0
2007	9.600799	9.715944	1.20%	0
2006	9.595884	9.600799	0.05%	0
2005	9.861486	9.595884	-2.69%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
2008	13.528307	7.444023	-44.97%	0
2007	13.890888	13.528307	-2.61%	0
2006	12.042275	13.890888	15.35%	0
2005	11.853486	12.042275	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
2008	13.560795	6.871971	-49.32%	0
2007	11.130491	13.560795	21.83%	0
2006	10.856195	11.130491	2.53%	0
2005	10.694558	10.856195	1.51%	0
76

Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
2008	11.368331	8.182238	-28.03%	0
2007	11.532030	11.368331	-1.42%	0
2006	10.797837	11.532030	6.80%	0
2005	10.963993	10.797837	-1.52%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
2008	17.934286	9.668741	-46.09%	0
2007	15.934056	17.934286	12.55%	0
2006	14.063448	15.934056	13.30%	0
2005	12.305317	14.063448	14.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
2009	6.296453	9.518918	51.18%	0
2008	13.428496	6.296453	-53.11%	0
2007	13.242307	13.428496	1.41%	0
2006	11.863686	13.242307	11.62%	0
2005	12.042450	11.863686	-1.48%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	15.270217	14.946449	-2.12%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
2008	17.899787	9.573548	-46.52%	0
2007	13.641882	17.899787	31.21%	0
2006	13.014930	13.641882	4.82%	0
2005	12.036965	13.014930	8.12%	0
77

Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
2008	13.598782	7.317318	-46.19%	0
2007	11.636151	13.598782	16.87%	0
2006	11.234036	11.636151	3.58%	0
2005	10.483595	11.234036	7.16%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
2008	28.057725	12.872166	-54.12%	0
2007	22.822715	28.057725	22.94%	0
2006	16.202801	22.822715	40.86%	0
2005	12.783516	16.202801	26.75%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
2009	8.310287	10.113020	21.69%	0
2008	12.954861	8.310287	-35.85%	0
2007	13.167496	12.954861	-1.61%	0
2006	11.731699	13.167496	12.24%	0
2005	11.182422	11.731699	4.91%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
78

Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	14.940674	15.976460	6.93%	0
2013	11.989171	14.940674	24.62%	0
2012	10.948182	11.989171	9.51%	0
2011	11.476701	10.948182	-4.61%	0
2010	10.019645	11.476701	14.54%	0
2009	7.815615	10.019645	28.20%	0
2008	13.276785	7.815615	-41.13%	0
2007	11.565261	13.276785	14.80%	0
2006	11.340179	11.565261	1.98%	0
2005	11.084575	11.340179	2.31%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
2008	11.388210	7.876480	-30.84%	0
2007	11.498656	11.388210	-0.96%	0
2006	10.822514	11.498656	6.25%	0
2005	11.004388	10.822514	-1.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
2008	12.878644	7.793313	-39.49%	0
2007	13.715331	12.878644	-6.10%	0
2006	12.318371	13.715331	11.34%	0
2005	12.300999	12.318371	0.14%	0
79

Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
2008*	10.000000	5.044281	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
2008*	10.000000	6.013929	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
2008*	10.000000	9.681576	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
2008	32.206200	13.063784	-59.44%	0
2007	23.036685	32.206200	39.80%	0
2006	17.540452	23.036685	31.33%	0
2005	13.766075	17.540452	27.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
2008	9.892845	10.235724	3.47%	0
2007	9.613647	9.892845	2.90%	0
2006	9.684306	9.613647	-0.73%	0
2005	9.762819	9.684306	-0.80%	0
80

Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
2008	24.209543	12.542358	-48.19%	0
2007	19.827839	24.209543	22.10%	0
2006	15.523325	19.827839	27.73%	0
2005	12.410339	15.523325	25.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
2008	12.208535	9.005864	-26.23%	0
2007	12.032398	12.208535	1.46%	0
2006	11.248718	12.032398	6.97%	0
2005	11.115884	11.248718	1.19%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
2008	14.293319	8.721904	-38.98%	0
2007	13.838283	14.293319	3.29%	0
2006	13.109414	13.838283	5.56%	0
2005	12.173833	13.109414	7.69%	0
81

Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
2008	9.564387	9.375258	-1.98%	0
2007	9.504398	9.564387	0.63%	0
2006	9.465361	9.504398	0.41%	0
2005	9.597465	9.465361	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
2008	10.348459	8.220884	-20.56%	0
2007	10.299953	10.348459	0.47%	0
2006	10.227481	10.299953	0.71%	0
2005	10.419748	10.227481	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
2008*	10.000000	6.195189	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
2008*	10.000000	6.112554	-38.26%	0
82

Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
2008*	10.000000	6.578097	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
2008	12.511161	6.437948	-48.54%	0
2007	11.871058	12.511161	5.39%	0
2006	11.974118	11.871058	-0.86%	0
2005	11.531851	11.974118	3.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
2008	12.874275	8.389087	-34.84%	0
2007	14.399755	12.874275	-10.59%	0
2006	12.780098	14.399755	12.67%	0
2005	12.907398	12.780098	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
2008	14.327367	8.505227	-40.64%	0
2007	14.608533	14.327367	-1.92%	0
2006	13.573617	14.608533	7.62%	0
2005	12.580378	13.573617	7.90%	0
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Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
2008	13.274156	7.450811	-43.87%	0
2007	12.777678	13.274156	3.89%	0
2006	11.706272	12.777678	9.15%	0
2005	11.342138	11.706272	3.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
2008*	10.000000	5.495759	-44.49%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
2009	7.468868	9.428285	26.23%	0
2008	12.842155	7.468868	-41.84%	0
2007	12.427065	12.842155	3.34%	0
2006	11.377568	12.427065	9.22%	0
2005	11.083971	11.377568	2.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
2008	12.762396	6.242673	-51.09%	0
2007	12.498690	12.762396	2.11%	0
2006	12.637907	12.498690	-1.10%	0
2005	11.712128	12.637907	7.90%	0
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Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
2008	16.493364	9.474398	-42.56%	0
2007	16.154612	16.493364	2.10%	0
2006	14.288964	16.154612	13.06%	0
2005	13.012802	14.288964	9.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
2008	12.815658	7.573271	-40.91%	0
2007	12.780248	12.815658	0.28%	0
2006	11.566366	12.780248	10.49%	0
2005	11.361558	11.566366	1.80%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
2008	13.039103	10.648173	-18.34%	0
2007	12.745643	13.039103	2.30%	0
2006	11.974194	12.745643	6.44%	0
2005	11.104708	11.974194	7.83%	0
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Maximum Additional Contract Options Elected Total - 3.95%
Maximum Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
2008	31.557016	10.673498	-66.18%	0
2007	23.878911	31.557016	32.15%	0
2006	17.820098	23.878911	34.00%	0
2005	14.053549	17.820098	26.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
2008	33.787779	17.481972	-48.26%	0
2007	24.205771	33.787779	39.59%	0
2006	20.240794	24.205771	19.59%	0
2005	13.891560	20.240794	45.71%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The BB&T Future Annuity
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 57. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust

•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
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SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
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Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	1.32%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.32%)	$1,253	$2,151	$3,037	$5,403	*	$1,651	$2,737	$5,403	$553	$1,651	$2,737	$5,403
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,157	$1,876	$2,604	$4,657	*	$1,376	$2,304	$4,657	$457	$1,376	$2,304	$4,657
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000. The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
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Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
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Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
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•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
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The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide
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received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
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The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
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This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
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Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. This option may be elected at the time of application or after the contract has been issued. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person
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designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant's 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of
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the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
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•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
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Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
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Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a
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request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
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Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
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Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock
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Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
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On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the
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same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant's 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner's Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
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•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
55

Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential
56

losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
57

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Huntington VA Funds - Huntington VA Situs Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
58

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
59

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
60

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	Ivy Funds Variable Insurance Portfolios - High Income
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
2008	16.822151	11.738307	-30.22%	1,658,742
2007	15.853607	16.822151	6.11%	2,000,724
2006	13.741095	15.853607	15.37%	2,459,480
2005	13.290671	13.741095	3.39%	3,349,509
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	17.816039	16.002138	-10.18%	52
2013	14.624209	17.816039	21.83%	246
2012	13.104908	14.624209	11.59%	3,444
2011	16.229787	13.104908	-19.25%	3,762
2010	15.686533	16.229787	3.46%	4,104
2009	12.091747	15.686533	29.73%	5,025
2008	19.476865	12.091747	-37.92%	5,322
2007	18.880452	19.476865	3.16%	6,126
2006	15.547645	18.880452	21.44%	6,581
2005	14.028393	15.547645	10.83%	6,800
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	17.527885	17.638178	0.63%	241
2013	11.912567	17.527885	47.14%	241
2012	9.975715	11.912567	19.42%	261
2011	11.689759	9.975715	-14.66%	735
2010	8.998722	11.689759	29.90%	1,274
2009	7.208202	8.998722	24.84%	7,880
2008	11.661228	7.208202	-38.19%	7,987
2007	13.237727	11.661228	-11.91%	8,455
2006	12.878795	13.237727	2.79%	6,673
2005	12.289095	12.878795	4.80%	6,305
61

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
2008	14.284699	13.117837	-8.17%	3,692,418
2007	13.685663	14.284699	4.38%	4,463,099
2006	13.265501	13.685663	3.17%	4,856,315
2005	13.220856	13.265501	0.34%	6,369,737
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
2008	17.751389	10.073962	-43.25%	8,906,341
2007	17.672051	17.751389	0.45%	11,229,164
2006	14.857681	17.672051	18.94%	12,664,083
2005	14.183136	14.857681	4.76%	15,983,566
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
2008	17.481983	9.136775	-47.74%	6,031,171
2007	13.912262	17.481983	25.66%	7,830,177
2006	13.159446	13.912262	5.72%	8,331,924
2005	12.572083	13.159446	4.67%	10,918,404
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
2008	19.574270	10.883459	-44.40%	824,298
2007	16.861667	19.574270	16.09%	1,047,985
2006	14.432708	16.861667	16.83%	1,260,983
2005	12.247224	14.432708	17.84%	1,670,693
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.431640	11.490147	-7.57%	3,962
62

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.595124	17.068283	-2.99%	19,914
2013	13.465550	17.595124	30.67%	48,448
2012	11.086505	13.465550	21.46%	30,754
2011	11.295511	11.086505	-1.85%	20,801
2010*	10.000000	11.295511	12.96%	12
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.446418	14.442737	7.41%	523
2013	9.687197	13.446418	38.81%	578
2012*	10.000000	9.687197	-3.13%	637
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	19.488799	20.876180	7.12%	298
2013	15.223058	19.488799	28.02%	352
2012	13.495880	15.223058	12.80%	506
2011	13.633677	13.495880	-1.01%	1,093
2010	12.563847	13.633677	8.52%	1,164
2009	9.886641	12.563847	27.08%	4,508
2008	14.288332	9.886641	-30.81%	4,895
2007	13.343109	14.288332	7.08%	5,340
2006	11.542802	13.343109	15.60%	3,642
2005	11.065372	11.542802	4.31%	658
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.647981	13.659642	8.00%	5,134
2013	10.200467	12.647981	23.99%	5,163
2012	9.148049	10.200467	11.50%	10,535
2011*	10.000000	9.148049	-8.52%	11,352
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
2008	15.721095	11.213252	-28.67%	1,067,837
2007	15.390286	15.721095	2.15%	1,414,000
2006	14.047948	15.390286	9.56%	1,863,390
2005	13.852569	14.047948	1.41%	2,588,633
63

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
2008	13.513164	8.433508	-37.59%	1,090,581
2007	13.952782	13.513164	-3.15%	1,286,676
2006	12.153202	13.952782	14.81%	1,404,623
2005	11.769582	12.153202	3.26%	1,614,350
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
2008*	10.000000	9.882105	-1.18%	37,530
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
2008	15.820940	16.880335	6.70%	8,464,151
2007	14.906445	15.820940	6.13%	9,350,766
2006	14.562456	14.906445	2.36%	9,949,714
2005	14.237106	14.562456	2.29%	12,119,898
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
2008	24.094306	15.163130	-37.07%	2,260,394
2007	22.616912	24.094306	6.53%	2,818,589
2006	20.778390	22.616912	8.85%	3,242,066
2005	18.713055	20.778390	11.04%	3,964,972
64

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
2008	12.819495	12.958480	1.08%	17,845,237
2007	12.351169	12.819495	3.79%	14,728,755
2006	11.928894	12.351169	3.54%	12,393,860
2005	11.730027	11.928894	1.70%	11,601,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.048485	-9.52%	218,286
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
2008*	10.000000	6.324050	-36.76%	6,389
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
2008	23.810015	16.000908	-32.80%	2,607,695
2007	25.819700	23.810015	-7.78%	3,244,461
2006	22.223413	25.819700	16.18%	4,127,368
2005	21.767078	22.223413	2.10%	5,480,968
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
2008	23.030094	14.099731	-38.78%	3,092,791
2007	22.766758	23.030094	1.16%	3,887,841
2006	20.514856	22.766758	10.98%	4,475,815
2005	18.439802	20.514856	11.25%	5,538,590
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
2008	32.626096	17.409995	-46.64%	274,287
2007	22.661928	32.626096	43.97%	436,085
2006	18.377588	22.661928	23.31%	542,407
2005	12.232540	18.377588	50.24%	701,604
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
66

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
2008	12.475449	8.441122	-32.34%	0
2007	12.126423	12.475449	2.88%	0
2006	10.837811	12.126423	11.89%	0
2005	10.808967	10.837811	0.27%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	12.379112	10.781726	-12.90%	0
2013	10.478476	12.379112	18.14%	0
2012	9.683854	10.478476	8.21%	0
2011	12.367429	9.683854	-21.70%	0
2010	12.326440	12.367429	0.33%	0
2009	9.798488	12.326440	25.80%	0
2008	16.277090	9.798488	-39.80%	0
2007	16.274257	16.277090	0.02%	0
2006	13.818730	16.274257	17.77%	0
2005	12.856649	13.818730	7.48%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	12.608210	12.303115	-2.42%	0
2013	8.836259	12.608210	42.69%	0
2012	7.631241	8.836259	15.79%	0
2011	9.221537	7.631241	-17.25%	0
2010	7.320091	9.221537	25.98%	0
2009	6.046806	7.320091	21.06%	0
2008	10.088893	6.046806	-40.06%	0
2007	11.812870	10.088893	-14.59%	0
2006	11.850657	11.812870	-0.32%	0
2005	11.660042	11.850657	1.63%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
2008	9.715944	8.652019	-10.95%	0
2007	9.600799	9.715944	1.20%	0
2006	9.595884	9.600799	0.05%	0
2005	9.861486	9.595884	-2.69%	0
67

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
2008	13.528307	7.444023	-44.97%	0
2007	13.890888	13.528307	-2.61%	0
2006	12.042275	13.890888	15.35%	0
2005	11.853486	12.042275	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
2008	13.560795	6.871971	-49.32%	0
2007	11.130491	13.560795	21.83%	0
2006	10.856195	11.130491	2.53%	0
2005	10.694558	10.856195	1.51%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
2008	17.934286	9.668741	-46.09%	0
2007	15.934056	17.934286	12.55%	0
2006	14.063448	15.934056	13.30%	0
2005	12.305317	14.063448	14.29%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.278576	10.108552	-10.37%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	15.963797	15.016532	-5.93%	0
2013	12.598452	15.963797	26.71%	0
2012	10.697275	12.598452	17.77%	0
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0
68

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.061805	15.645323	3.87%	0
2013	12.132282	15.061805	24.15%	0
2012	11.092522	12.132282	9.37%	0
2011	11.555069	11.092522	-4.00%	0
2010	10.980713	11.555069	5.23%	0
2009	8.910760	10.980713	23.23%	0
2008	13.281116	8.910760	-32.91%	0
2007	12.792019	13.281116	3.82%	0
2006	11.410606	12.792019	12.11%	0
2005	11.279264	11.410606	1.16%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
2008	11.388210	7.876480	-30.84%	0
2007	11.498656	11.388210	-0.96%	0
2006	10.822514	11.498656	6.25%	0
2005	11.004388	10.822514	-1.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
2008	12.878644	7.793313	-39.49%	0
2007	13.715331	12.878644	-6.10%	0
2006	12.318371	13.715331	11.34%	0
2005	12.300999	12.318371	0.14%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
2008*	10.000000	9.681576	-2.21%	0
69

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
2008	9.892845	10.235724	3.47%	0
2007	9.613647	9.892845	2.90%	0
2006	9.684306	9.613647	-0.73%	0
2005	9.762819	9.684306	-0.80%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
2008	14.293319	8.721904	-38.98%	0
2007	13.838283	14.293319	3.29%	0
2006	13.109414	13.838283	5.56%	0
2005	12.173833	13.109414	7.69%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
2008	9.564387	9.375258	-1.98%	0
2007	9.504398	9.564387	0.63%	0
2006	9.465361	9.504398	0.41%	0
2005	9.597465	9.465361	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.859725	-11.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
2008*	10.000000	6.195189	-37.42%	0
70

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
2008	12.874275	8.389087	-34.84%	0
2007	14.399755	12.874275	-10.59%	0
2006	12.780098	14.399755	12.67%	0
2005	12.907398	12.780098	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
2008	14.327367	8.505227	-40.64%	0
2007	14.608533	14.327367	-1.92%	0
2006	13.573617	14.608533	7.62%	0
2005	12.580378	13.573617	7.90%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
2008	33.787779	17.481972	-48.26%	0
2007	24.205771	33.787779	39.59%	0
2006	20.240794	24.205771	19.59%	0
2005	13.891560	20.240794	45.71%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
71

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
72

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
82

spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
83

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
84

The BB&T Future Annuity
The Best of America® America's FUTURE Annuity®
America's Future Horizon Annuity
The Best of America® America's FUTURE Annuity® (Key)
NEA Valuebuilder Future
Waddell & Reed Advisors Select Plus AnnuitySM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. For contracts that are issued through NEA, all inquiries and requests should be made to the Service Center by writing to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258). For contracts that are issued through Waddell & Reed, all inquiries and requests should be made to the Service Center by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-866-221-1100. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide and Security Benefit Life ("SBL") have responsibility for administration of the contracts and the Variable Account. Nationwide and SBL maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide. Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements are related to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
The contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. No underwriting commissions have been paid by Nationwide to SDI for each of this Variable Account's last three fiscal years.
The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2014. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.284549	11.647565	3.22%	5,591
2013	10.178209	11.284549	10.87%	1,466
2012*	10.000000	10.178209	1.78%	6
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.943317	17.204617	7.91%	71,579
2013	11.694825	15.943317	36.33%	107,689
2012	9.966513	11.694825	17.34%	120,851
2011	11.011289	9.966513	-9.49%	142,980
2010	8.781806	11.011289	25.39%	148,375
2009	6.214888	8.781806	41.30%	160,259
2008*	10.000000	6.214888	-37.85%	121,352
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.956441	14.280010	2.32%	914,888
2013	15.395762	13.956441	-9.35%	1,160,886
2012	14.474697	15.395762	6.36%	1,587,569
2011	13.077251	14.474697	10.69%	1,778,312
2010	12.559712	13.077251	4.12%	1,839,304
2009	11.504963	12.559712	9.17%	2,123,553
2008	11.802815	11.504963	-2.52%	2,068,283
2007	10.883351	11.802815	8.45%	1,364,541
2006	10.815767	10.883351	0.62%	1,172,362
2005	10.751209	10.815767	0.60%	1,467,998

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
2009	10.848764	12.690325	16.97%	1,897,741
2008	16.744192	10.848764	-35.21%	2,320,206
2007	16.917061	16.744192	-1.02%	2,931,156
2006	14.586411	16.917061	15.98%	3,444,606
2005	14.074150	14.586411	3.64%	4,615,071
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	20.647609	19.325250	-6.40%	0
2013	17.029234	20.647609	21.25%	291
2012	14.190083	17.029234	20.01%	291
2011	16.287291	14.190083	-12.88%	291
2010	14.514074	16.287291	12.22%	291
2009	10.954506	14.514074	32.49%	423
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.845645	20.579057	15.32%	321,804
2013	13.846758	17.845645	28.88%	283,060
2012	12.017634	13.846758	15.22%	291,299
2011	12.217384	12.017634	-1.63%	315,765
2010	10.343091	12.217384	18.12%	352,146
2009	8.035950	10.343091	28.71%	369,808
2008	10.724193	8.035950	-25.07%	494,309
2007	11.083121	10.724193	-3.24%	384,408
2006*	10.000000	11.083121	10.83%	261,576
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	28.300977	31.698731	12.01%	0
2013	21.690658	28.300977	30.48%	0
2012	19.113279	21.690658	13.48%	0
2011	19.102423	19.113279	0.06%	0
2010	17.003222	19.102423	12.35%	0
2009	14.321547	17.003222	18.72%	3,291,569
2008	19.746458	14.321547	-27.47%	4,275,059
2007	21.016797	19.746458	-6.04%	5,146,998
2006	17.882188	21.016797	17.53%	6,172,834
2005	17.188018	17.882188	4.04%	7,402,388
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.499469	15.648868	0.96%	601,900
2013	13.676520	15.499469	13.33%	641,233
2012	12.556505	13.676520	8.92%	666,174
2011	13.155568	12.556505	-4.55%	708,416
2010	12.100570	13.155568	8.72%	573,190
2009*	10.000000	12.100570	21.01%	345,344

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.263538	12.829520	4.62%	61,232
2013*	10.000000	12.263538	22.64%	6,185
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.915333	9.15%	20,105
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
2009	10.183859	12.611563	23.84%	958,155
2008	14.882353	10.183859	-31.57%	1,181,554
2007	15.124914	14.882353	-1.60%	866,204
2006	13.346255	15.124914	13.33%	1,009,375
2005	12.565056	13.346255	6.22%	1,328,911
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
2009	8.073183	10.695755	32.48%	1,466,458
2008	12.429562	8.073183	-35.05%	1,741,086
2007	11.642959	12.429562	6.76%	2,192,698
2006	10.763956	11.642959	8.17%	2,572,597
2005	10.487708	10.763956	2.63%	3,360,662
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
2009	10.119785	12.663310	25.13%	10,097,504
2008	16.253957	10.119785	-37.74%	11,845,450
2007	15.591338	16.253957	4.25%	14,529,354
2006	13.628340	15.591338	14.40%	17,244,709
2005	13.142116	13.628340	3.70%	22,221,850

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
2009	11.738307	14.249671	21.39%	1,369,567
2008	16.822151	11.738307	-30.22%	1,658,742
2007	15.853607	16.822151	6.11%	2,000,724
2006	13.741095	15.853607	15.37%	2,459,480
2005	13.290671	13.741095	3.39%	3,349,509
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	17.816039	16.002138	-10.18%	52
2013	14.624209	17.816039	21.83%	246
2012	13.104908	14.624209	11.59%	3,444
2011	16.229787	13.104908	-19.25%	3,762
2010	15.686533	16.229787	3.46%	4,104
2009	12.091747	15.686533	29.73%	5,025
2008	19.476865	12.091747	-37.92%	5,322
2007	18.880452	19.476865	3.16%	6,126
2006	15.547645	18.880452	21.44%	6,581
2005	14.028393	15.547645	10.83%	6,800
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	17.527885	17.638178	0.63%	241
2013	11.912567	17.527885	47.14%	241
2012	9.975715	11.912567	19.42%	261
2011	11.689759	9.975715	-14.66%	735
2010	8.998722	11.689759	29.90%	1,274
2009	7.208202	8.998722	24.84%	7,880
2008	11.661228	7.208202	-38.19%	7,987
2007	13.237727	11.661228	-11.91%	8,455
2006	12.878795	13.237727	2.79%	6,673
2005	12.289095	12.878795	4.80%	6,305
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.935516	-0.64%	24,587
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
2009	13.117837	15.648396	19.29%	3,090,100
2008	14.284699	13.117837	-8.17%	3,692,418
2007	13.685663	14.284699	4.38%	4,463,099
2006	13.265501	13.685663	3.17%	4,856,315
2005	13.220856	13.265501	0.34%	6,369,737

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	14.180190	14.656383	3.36%	236,617
2013	12.625334	14.180190	12.32%	253,167
2012	11.413052	12.625334	10.62%	263,907
2011	11.555121	11.413052	-1.23%	210,294
2010	10.347901	11.555121	11.67%	212,456
2009	8.414756	10.347901	22.97%	286,582
2008	11.338890	8.414756	-25.79%	295,545
2007	10.537213	11.338890	7.61%	189,261
2006*	10.000000	10.537213	5.37%	27,732
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	14.008576	14.522693	3.67%	244,347
2013	12.196923	14.008576	14.85%	279,600
2012	10.879397	12.196923	12.11%	254,601
2011	11.108466	10.879397	-2.06%	235,919
2010	9.792985	11.108466	13.43%	230,809
2009	7.677586	9.792985	27.55%	181,489
2008	11.519520	7.677586	-33.35%	167,409
2007	10.557260	11.519520	9.11%	145,528
2006*	10.000000	10.557260	5.57%	68,193
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	14.177834	14.725838	3.87%	123,165
2013	11.781207	14.177834	20.34%	121,263
2012	10.299821	11.781207	14.38%	91,801
2011	10.686531	10.299821	-3.62%	100,965
2010	9.300869	10.686531	14.90%	86,534
2009	7.145920	9.300869	30.16%	88,017
2008	11.650666	7.145920	-38.67%	102,756
2007	10.577460	11.650666	10.15%	76,760
2006*	10.000000	10.577460	5.77%	18,981
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	31.348168	34.719458	10.75%	2,927
2013	24.132553	31.348168	29.90%	2,927
2012	20.948255	24.132553	15.20%	2,927
2011	21.721539	20.948255	-3.56%	2,927
2010	18.726016	21.721539	16.00%	2,927
2009	13.935519	18.726016	34.38%	7,150,600
2008	24.517023	13.935519	-43.16%	8,493,356
2007	21.065302	24.517023	16.39%	10,666,310
2006	19.058055	21.065302	10.53%	11,648,561
2005	16.466147	19.058055	15.74%	14,043,309

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.653015	10.932839	-13.59%	333,883
2013	10.289815	12.653015	22.97%	388,921
2012	9.919118	10.289815	3.74%	472,132
2011	10.563299	9.919118	-6.10%	693,938
2010	8.950007	10.563299	18.03%	762,961
2009	6.122950	8.950007	46.17%	972,948
2008	13.557931	6.122950	-54.84%	1,194,207
2007	9.398800	13.557931	44.25%	994,326
2006*	10.000000	9.398800	-6.01%	396,724
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
2009	10.073962	12.974852	28.80%	7,407,926
2008	17.751389	10.073962	-43.25%	8,906,341
2007	17.672051	17.751389	0.45%	11,229,164
2006	14.857681	17.672051	18.94%	12,664,083
2005	14.183136	14.857681	4.76%	15,983,566
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	17.085301	18.971182	11.04%	0
2013	12.519523	17.085301	36.47%	0
2012	10.580585	12.519523	18.33%	0
2011	10.453927	10.580585	1.21%	0
2010	8.535201	10.453927	22.48%	0
2009	5.913466	8.535201	44.33%	1,109,743
2008	13.285152	5.913466	-55.49%	1,338,453
2007	10.901275	13.285152	21.87%	1,741,744
2006	10.451486	10.901275	4.30%	2,077,078
2005	9.692526	10.451486	7.83%	2,834,579
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
2009	9.136775	11.597350	26.93%	5,111,864
2008	17.481983	9.136775	-47.74%	6,031,171
2007	13.912262	17.481983	25.66%	7,830,177
2006	13.159446	13.912262	5.72%	8,331,924
2005	12.572083	13.159446	4.67%	10,918,404

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
2009	8.108574	11.547337	42.41%	2,016,517
2008	10.924407	8.108574	-25.78%	2,700,244
2007	10.744327	10.924407	1.68%	3,719,558
2006	9.756538	10.744327	10.12%	5,694,880
2005	9.607448	9.756538	1.55%	7,303,219
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	14.306214	14.985664	4.75%	963,476
2013	14.721597	14.306214	-2.82%	1,115,339
2012	14.052458	14.721597	4.76%	1,420,243
2011	13.232986	14.052458	6.19%	1,622,008
2010	12.407121	13.232986	6.66%	2,111,646
2009	10.828838	12.407121	14.57%	2,417,242
2008	11.311086	10.828838	-4.26%	1,740,137
2007	10.958641	11.311086	3.22%	2,001,394
2006	10.607357	10.958641	3.31%	1,586,982
2005	10.490587	10.607357	1.11%	1,351,167
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	16.216426	17.057651	5.19%	698,470
2013	12.032648	16.216426	34.77%	820,841
2012	10.586731	12.032648	13.66%	981,456
2011	11.970988	10.586731	-11.56%	1,199,882
2010	9.390402	11.970988	27.48%	1,460,171
2009	6.771027	9.390402	38.69%	1,302,714
2008	11.300835	6.771027	-40.08%	1,209,110
2007	9.879737	11.300835	14.38%	1,166,412
2006*	10.000000	9.879737	-1.20%	590,919
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
2009	10.883459	13.630109	25.24%	670,866
2008	19.574270	10.883459	-44.40%	824,298
2007	16.861667	19.574270	16.09%	1,047,985
2006	14.432708	16.861667	16.83%	1,260,983
2005	12.247224	14.432708	17.84%	1,670,693

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
2009	7.786548	12.139346	55.90%	472,696
2008	16.101307	7.786548	-51.64%	435,006
2007	15.394529	16.101307	4.59%	554,440
2006	13.375338	15.394529	15.10%	573,305
2005	13.166913	13.375338	1.58%	878,442
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.726936	12.965069	1.87%	200,334
2013	10.381296	12.726936	22.59%	129,537
2012	9.087691	10.381296	14.23%	112,485
2011	9.318350	9.087691	-2.48%	127,521
2010	8.532754	9.318350	9.21%	131,758
2009	6.613814	8.532754	29.01%	86,113
2008*	10.000000	6.613814	-33.86%	27,914
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.276408	15.829727	3.62%	826,837
2013	13.535842	15.276408	12.86%	812,231
2012	12.131090	13.535842	11.58%	851,645
2011	11.961999	12.131090	1.41%	1,000,383
2010	10.718361	11.961999	11.60%	1,076,232
2009	7.980471	10.718361	34.31%	1,246,350
2008	11.453838	7.980471	-30.32%	1,140,138
2007	11.145580	11.453838	2.77%	1,380,236
2006*	10.000000	11.145580	11.46%	604,332
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	16.006493	15.944987	-0.38%	243,211
2013	11.861537	16.006493	34.94%	310,152
2012	10.115536	11.861537	17.26%	336,628
2011	10.611363	10.115536	-4.67%	473,685
2010	8.355085	10.611363	27.00%	995,169
2009	6.531004	8.355085	27.93%	771,258
2008	9.843856	6.531004	-33.65%	759,300
2007	10.181083	9.843856	-3.31%	616,958
2006*	10.000000	10.181083	1.81%	467,577
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.369024	-6.31%	137,894

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	20.328244	17.943077	-11.73%	0
2013	16.648473	20.328244	22.10%	0
2012	14.172884	16.648473	17.47%	0
2011	15.977364	14.172884	-11.29%	0
2010	14.842882	15.977364	7.64%	0
2009	10.910929	14.842882	36.04%	0
2008	18.431660	10.910929	-40.80%	0
2007	16.071862	18.431660	14.68%	0
2006	13.332710	16.071862	20.54%	0
2005	12.183825	13.332710	9.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.679069	-13.21%	282,566
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.021302	0.21%	1,392,391
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.526695	11.867646	2.96%	4,659
2013	10.247087	11.526695	12.49%	183
2012*	10.000000	10.247087	2.47%	18
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.932018	10.296053	3.67%	14,107
2013*	10.000000	9.932018	-0.68%	1,885
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.839001	12.313348	4.01%	0
2013	10.020145	11.839001	18.15%	0
2012	8.678433	10.020145	15.46%	0
2011	10.406320	8.678433	-16.60%	0
2010	9.081288	10.406320	14.59%	0
2009	7.657583	9.081288	18.59%	0
2008	12.547583	7.657583	-38.97%	0
2007	11.634830	12.547583	7.85%	0
2006*	10.000000	11.634830	16.35%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.447543	15.057959	11.98%	0
2013	10.401831	13.447543	29.28%	0
2012	9.069611	10.401831	14.69%	0
2011	9.570488	9.069611	-5.23%	0
2010	7.781181	9.570488	23.00%	0
2009	5.456855	7.781181	42.59%	0
2008	9.176796	5.456855	-40.54%	0
2007	10.344132	9.176796	-11.29%	0
2006*	10.000000	10.344132	3.44%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.428533	15.250494	5.70%	0
2013	12.741090	14.428533	13.24%	0
2012	11.354865	12.741090	12.21%	0
2011	11.389076	11.354865	-0.30%	0
2010	10.399847	11.389076	9.51%	0
2009	8.357628	10.399847	24.44%	0
2008	11.590356	8.357628	-27.89%	0
2007	11.035796	11.590356	5.03%	0
2006*	10.000000	11.035796	10.36%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.435458	16.452495	6.59%	0
2013	11.698205	15.435458	31.95%	0
2012	10.225365	11.698205	14.40%	0
2011	10.792304	10.225365	-5.25%	0
2010	9.343356	10.792304	15.51%	0
2009	7.091970	9.343356	31.75%	0
2008	11.628450	7.091970	-39.01%	0
2007	11.419071	11.628450	1.83%	0
2006*	10.000000	11.419071	14.19%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.425627	17.693949	1.54%	0
2013	16.383276	17.425627	6.36%	0
2012	14.399880	16.383276	13.77%	0
2011	14.543056	14.399880	-0.98%	0
2010	12.719666	14.543056	14.34%	0
2009	7.433630	12.719666	71.11%	0
2008	10.718264	7.433630	-30.65%	0
2007	10.601568	10.718264	1.10%	0
2006*	10.000000	10.601568	6.02%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	20.327469	19.856250	-2.32%	0
2013	15.002425	20.327469	35.49%	0
2012	12.674187	15.002425	18.37%	0
2011	13.413608	12.674187	-5.51%	0
2010	11.110656	13.413608	20.73%	0
2009	7.193633	11.110656	54.45%	0
2008	11.825693	7.193633	-39.17%	0
2007	10.829485	11.825693	9.20%	0
2006*	10.000000	10.829485	8.29%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.986479	17.978306	-0.05%	0
2013	13.620221	17.986479	32.06%	0
2012	11.741188	13.620221	16.00%	0
2011	12.813910	11.741188	-8.37%	0
2010	10.982075	12.813910	16.68%	0
2009	7.703510	10.982075	42.56%	0
2008	10.872144	7.703510	-29.14%	0
2007	10.776560	10.872144	0.89%	0
2006*	10.000000	10.776560	7.77%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.700297	15.842169	7.77%	0
2013	10.500596	14.700297	39.99%	0
2012	9.503416	10.500596	10.49%	0
2011	9.786094	9.503416	-2.89%	0
2010	7.594237	9.786094	28.86%	0
2009	5.671114	7.594237	33.91%	0
2008	10.848959	5.671114	-47.73%	0
2007	10.372284	10.848959	4.60%	0
2006*	10.000000	10.372284	3.72%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.654387	14.444006	14.14%	0
2013	9.959732	12.654387	27.06%	0
2012	9.082352	9.959732	9.66%	0
2011	9.583445	9.082352	-5.23%	0
2010	8.294462	9.583445	15.54%	0
2009	6.282955	8.294462	32.02%	0
2008	10.079993	6.282955	-37.67%	0
2007	10.847707	10.079993	-7.08%	0
2006*	10.000000	10.847707	8.48%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.431640	11.490147	-7.57%	3,962
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.595124	17.068283	-2.99%	19,914
2013	13.465550	17.595124	30.67%	48,448
2012	11.086505	13.465550	21.46%	30,754
2011	11.295511	11.086505	-1.85%	20,801
2010*	10.000000	11.295511	12.96%	12
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.446418	14.442737	7.41%	523
2013	9.687197	13.446418	38.81%	578
2012*	10.000000	9.687197	-3.13%	637

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.388424	14.344494	7.14%	5,489
2013	9.668984	13.388424	38.47%	18,403
2012*	10.000000	9.668984	-3.31%	16,472
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	19.488799	20.876180	7.12%	298
2013	15.223058	19.488799	28.02%	352
2012	13.495880	15.223058	12.80%	506
2011	13.633677	13.495880	-1.01%	1,093
2010	12.563847	13.633677	8.52%	1,164
2009	9.886641	12.563847	27.08%	4,508
2008	14.288332	9.886641	-30.81%	4,895
2007	13.343109	14.288332	7.08%	5,340
2006	11.542802	13.343109	15.60%	3,642
2005	11.065372	11.542802	4.31%	658
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.647981	13.659642	8.00%	5,134
2013	10.200467	12.647981	23.99%	5,163
2012	9.148049	10.200467	11.50%	10,535
2011*	10.000000	9.148049	-8.52%	11,352
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.969305	22.484738	18.53%	0
2013	13.626689	18.969305	39.21%	0
2012	11.379528	13.626689	19.75%	0
2011	11.051928	11.379528	2.96%	0
2010	10.596976	11.051928	4.29%	0
2009	8.379600	10.596976	26.46%	0
2008	11.852043	8.379600	-29.30%	0
2007	10.698070	11.852043	10.79%	0
2006*	10.000000	10.698070	6.98%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.882115	13.489953	13.53%	0
2013	11.679181	11.882115	1.74%	0
2012	9.203415	11.679181	26.90%	0
2011	9.938388	9.203415	-7.40%	0
2010	8.538322	9.938388	16.40%	0
2009	6.553935	8.538322	30.28%	0
2008	11.954006	6.553935	-45.17%	0
2007	12.777012	11.954006	-6.44%	0
2006*	10.000000	12.777012	27.77%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.943666	23.794806	-0.62%	0
2013	20.311395	23.943666	17.88%	0
2012	17.749710	20.311395	14.43%	0
2011	19.214961	17.749710	-7.63%	0
2010	17.188194	19.214961	11.79%	0
2009	12.831054	17.188194	33.96%	0
2008	21.728168	12.831054	-40.95%	0
2007	19.122834	21.728168	13.62%	0
2006	15.055099	19.122834	27.02%	0
2005	12.888436	15.055099	16.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.701777	13.105711	3.18%	1,011
2013	9.982237	12.701777	27.24%	462
2012*	10.000000	9.982237	-0.18%	2
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.210982	14.092006	6.67%	34,295
2013	9.763789	13.210982	35.31%	37,218
2012*	10.000000	9.763789	-2.36%	40,179
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	32.341410	30.347571	-6.16%	199,047
2013	26.093716	32.341410	23.94%	268,887
2012	22.105593	26.093716	18.04%	261,519
2011	24.050210	22.105593	-8.09%	302,769
2010	22.342511	24.050210	7.64%	274,270
2009*	10.000000	22.342511	23.86%	171,698
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.685518	26.935448	0.94%	194,145
2013	24.381549	26.685518	9.45%	259,521
2012	20.748259	24.381549	17.51%	92,978
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	23.231361	24.821492	6.84%	35,592
2013	18.050286	23.231361	28.70%	24,050
2012	16.047707	18.050286	12.48%	13,411
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
2009	6.588604	9.528992	44.63%	4,684,644
2008	11.944469	6.588604	-44.84%	5,143,244
2007	8.826170	11.944469	35.33%	6,088,011
2006	8.166150	8.826170	8.08%	4,710,519
2005	7.324540	8.166150	11.49%	6,015,999

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
2009	2.703756	4.201804	55.41%	1,705,569
2008	4.872056	2.703756	-44.50%	1,996,954
2007	4.041990	4.872056	20.54%	2,558,198
2006	3.784405	4.041990	6.81%	2,238,780
2005	3.425003	3.784405	10.49%	2,722,770
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
2009	8.159176	14.472005	77.37%	1,791,462
2008	17.243848	8.159176	-52.68%	2,286,059
2007	13.599656	17.243848	26.80%	2,954,089
2006	9.363535	13.599656	45.24%	2,603,441
2005	7.164672	9.363535	30.69%	3,099,450
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
2009	9.591663	12.036907	25.49%	306,114
2008	14.498321	9.591663	-33.84%	400,186
2007	14.287585	14.498321	1.47%	620,568
2006	12.345283	14.287585	15.73%	761,128
2005	11.412057	12.345283	8.18%	1,533,082
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.475673	-5.24%	51,673
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.340463	13.139716	-8.37%	44,438
2013	10.252190	14.340463	39.88%	117,997
2012*	10.000000	10.252190	2.52%	11,888

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.988307	17.452091	9.16%	886,431
2013	11.904227	15.988307	34.31%	999,401
2012	10.371441	11.904227	14.78%	1,060,251
2011	10.519780	10.371441	-1.41%	1,202,150
2010	9.549524	10.519780	10.16%	1,275,049
2009	7.873436	9.549524	21.29%	1,455,685
2008	11.818795	7.873436	-33.38%	1,259,451
2007	11.090588	11.818795	6.57%	1,225,913
2006*	10.000000	11.090588	10.91%	1,147,324
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	12.644832	13.943700	10.27%	1,088,360
2013	9.839732	12.644832	28.51%	1,066,152
2012	8.712657	9.839732	12.94%	1,197,820
2011	8.857217	8.712657	-1.63%	1,344,544
2010	7.498802	8.857217	18.12%	1,511,148
2009	5.672153	7.498802	32.20%	1,762,450
2008	9.342938	5.672153	-39.29%	2,008,846
2007	7.890812	9.342938	18.40%	2,616,604
2006	7.503486	7.890812	5.16%	3,235,450
2005	7.112875	7.503486	5.49%	4,456,055
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
2009*	10.000000	12.484701	24.85%	10,129
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.557717	15.139024	3.99%	674,807
2013	11.921435	14.557717	22.11%	669,019
2012	10.401319	11.921435	14.61%	659,796
2011	10.404216	10.401319	-0.03%	714,148
2010	9.377085	10.404216	10.95%	900,203
2009	7.670922	9.377085	22.24%	1,088,236
2008	11.028289	7.670922	-30.44%	1,132,632
2007	10.490389	11.028289	5.13%	1,064,813
2006*	10.000000	10.490389	4.90%	440,669

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.683962	12.149105	3.98%	358,705
2013	12.107662	11.683962	-3.50%	428,602
2012	11.645656	12.107662	3.97%	577,937
2011	11.120547	11.645656	4.72%	645,899
2010	10.592676	11.120547	4.98%	701,913
2009	9.535719	10.592676	11.08%	777,836
2008	10.681685	9.535719	-10.73%	794,864
2007	10.472392	10.681685	2.00%	985,203
2006*	10.000000	10.472392	4.72%	436,457
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.874540	16.012366	0.87%	335,913
2013	12.458485	15.874540	27.42%	401,219
2012	10.302734	12.458485	20.92%	472,119
2011	11.469029	10.302734	-10.17%	534,290
2010	10.403352	11.469029	10.24%	739,912
2009	7.417275	10.403352	40.26%	793,963
2008	12.203617	7.417275	-39.22%	750,084
2007	10.773700	12.203617	13.27%	676,256
2006*	10.000000	10.773700	7.74%	378,992
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.305178	15.312284	7.04%	795,311
2013	11.142876	14.305178	28.38%	1,070,530
2012	9.582479	11.142876	16.28%	1,201,952
2011	10.150050	9.582479	-5.59%	1,421,918
2010	8.669986	10.150050	17.07%	1,589,193
2009	6.307117	8.669986	37.46%	1,756,831
2008	11.414370	6.307117	-44.74%	1,105,922
2007	10.299018	11.414370	10.83%	794,104
2006*	10.000000	10.299018	2.99%	388,040
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.688489	13.853317	9.18%	416,728
2013	9.633985	12.688489	31.71%	421,332
2012	8.308872	9.633985	15.95%	416,950
2011	8.580214	8.308872	-3.16%	499,025
2010	7.805765	8.580214	9.92%	490,740
2009	6.030005	7.805765	29.45%	431,876
2008	9.829384	6.030005	-38.65%	343,229
2007*	10.000000	9.829384	-1.71%	148,602

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
2009	11.213252	16.215688	44.61%	856,132
2008	15.721095	11.213252	-28.67%	1,067,837
2007	15.390286	15.721095	2.15%	1,414,000
2006	14.047948	15.390286	9.56%	1,863,390
2005	13.852569	14.047948	1.41%	2,588,633
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
2009	8.433508	10.738195	27.33%	783,128
2008	13.513164	8.433508	-37.59%	1,090,581
2007	13.952782	13.513164	-3.15%	1,286,676
2006	12.153202	13.952782	14.81%	1,404,623
2005	11.769582	12.153202	3.26%	1,614,350
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
2009	5.149362	7.801655	51.51%	4,779,464
2008*	10.000000	5.149362	-48.51%	4,995
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
2009	6.139089	7.998316	30.29%	177,534
2008*	10.000000	6.139089	-38.61%	501,132
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.703984	13.149156	3.50%	94,715
2013	9.905989	12.703984	28.25%	85,469
2012	8.610358	9.905989	15.05%	86,747
2011	9.285006	8.610358	-7.27%	117,268
2010	8.154464	9.285006	13.86%	90,673
2009	6.372240	8.154464	27.97%	108,871
2008*	10.000000	6.372240	-36.28%	50,137

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.577768	12.993669	3.31%	226,819
2013	11.075101	12.577768	13.57%	295,647
2012	10.067963	11.075101	10.00%	251,968
2011	10.302913	10.067963	-2.28%	230,648
2010	9.421327	10.302913	9.36%	200,546
2009	7.938247	9.421327	18.68%	84,820
2008*	10.000000	7.938247	-20.62%	64,965
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.769136	13.241957	3.70%	156,925
2013	10.632627	12.769136	20.09%	140,594
2012	9.446137	10.632627	12.56%	155,748
2011	9.877084	9.446137	-4.36%	186,816
2010	8.872557	9.877084	11.32%	196,470
2009	7.214380	8.872557	22.98%	66,814
2008*	10.000000	7.214380	-27.86%	70,150
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.968096	12.249919	2.35%	128,169
2013	11.514872	11.968096	3.94%	135,744
2012	10.814610	11.514872	6.48%	136,361
2011	10.766211	10.814610	0.45%	239,287
2010	10.177342	10.766211	5.79%	266,903
2009	9.091244	10.177342	11.95%	156,907
2008*	10.000000	9.091244	-9.09%	157,876
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.851490	10.991334	1.29%	0
2013*	10.000000	10.851490	8.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.990343	10.996269	0.05%	75,432
2013*	10.000000	10.990343	9.90%	16,633
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.677907	13.131352	3.58%	285,292
2013	10.865022	12.677907	16.69%	355,732
2012	9.761924	10.865022	11.30%	392,089
2011	10.090736	9.761924	-3.26%	457,312
2010	9.147371	10.090736	10.31%	454,489
2009	7.573033	9.147371	20.79%	294,696
2008*	10.000000	7.573033	-24.27%	197,967

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.716502	13.170287	3.57%	179,874
2013	10.330540	12.716502	23.10%	176,549
2012	9.102215	10.330540	13.49%	188,763
2011	9.639659	9.102215	-5.58%	208,141
2010	8.588829	9.639659	12.23%	232,906
2009	6.850462	8.588829	25.38%	156,624
2008*	10.000000	6.850462	-31.50%	81,188
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.423929	12.808258	3.09%	180,466
2013	11.275842	12.423929	10.18%	197,581
2012	10.345184	11.275842	9.00%	219,134
2011	10.472530	10.345184	-1.22%	250,160
2010	9.696966	10.472530	8.00%	241,900
2009	8.319130	9.696966	16.56%	203,188
2008*	10.000000	8.319130	-16.81%	80,414
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
2009	9.882105	10.648045	7.75%	185,568
2008*	10.000000	9.882105	-1.18%	37,530
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.175242	13.687124	3.89%	140,847
2013	13.579823	13.175242	-2.98%	137,007
2012	12.799331	13.579823	6.10%	135,063
2011	12.184889	12.799331	5.04%	119,444
2010	11.378498	12.184889	7.09%	85,104
2009	9.866034	11.378498	15.33%	147,577
2008*	10.000000	9.866034	-1.34%	18,453
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
2009	14.401657	23.296502	61.76%	28,301
2008	34.424173	14.401657	-58.16%	33,828
2007	23.874248	34.424173	44.19%	53,588
2006	17.629332	23.874248	35.42%	71,673
2005	13.418473	17.629332	31.38%	89,542

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
2009	16.880335	17.169467	1.71%	6,244,062
2008	15.820940	16.880335	6.70%	8,464,151
2007	14.906445	15.820940	6.13%	9,350,766
2006	14.562456	14.906445	2.36%	9,949,714
2005	14.237106	14.562456	2.29%	12,119,898
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
2009	8.514172	10.939868	28.49%	17,226
2008	15.935049	8.514172	-46.57%	25,909
2007	12.653726	15.935049	25.93%	24,020
2006	9.607565	12.653726	31.71%	27,504
2005	7.449087	9.607565	28.98%	39,845
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.922385	10.149211	-7.08%	206,450
2013	9.112475	10.922385	19.86%	216,756
2012	7.782692	9.112475	17.09%	218,592
2011	9.015626	7.782692	-13.68%	221,649
2010	8.475041	9.015626	6.38%	231,954
2009	6.652935	8.475041	27.39%	227,221
2008	11.802629	6.652935	-43.63%	150,701
2007	10.893665	11.802629	8.34%	175,734
2006*	10.000000	10.893665	8.94%	33,638
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.495509	20.273000	3.99%	584,777
2013	15.467880	19.495509	26.04%	599,826
2012	13.473818	15.467880	14.80%	682,165
2011	14.159421	13.473818	-4.84%	790,741
2010	12.470836	14.159421	13.54%	921,331
2009	9.897697	12.470836	26.00%	930,885
2008	15.822149	9.897697	-37.44%	1,031,280
2007	15.076422	15.822149	4.95%	1,057,590
2006	13.023752	15.076422	15.76%	1,131,961
2005	12.182097	13.023752	6.91%	1,166,726

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.302587	15.852202	3.59%	157,088
2013	13.620887	15.302587	12.35%	134,356
2012	12.571832	13.620887	8.34%	132,170
2011	12.580870	12.571832	-0.07%	144,335
2010	11.566339	12.580870	8.77%	151,954
2009*	10.000000	11.566339	15.66%	15,067
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.376392	18.108358	4.21%	42,419
2013	14.681050	17.376392	18.36%	43,468
2012	13.204625	14.681050	11.18%	43,595
2011	13.456927	13.204625	-1.87%	45,142
2010	12.127012	13.456927	10.97%	44,158
2009*	10.000000	12.127012	21.27%	27,294
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.420836	14.839530	2.90%	604,488
2013	13.888108	14.420836	3.84%	727,493
2012	13.331630	13.888108	4.17%	851,441
2011	13.076004	13.331630	1.95%	971,880
2010	12.466778	13.076004	4.89%	1,139,859
2009	11.538170	12.466778	8.05%	1,286,869
2008	12.395396	11.538170	-6.92%	1,602,433
2007	11.875877	12.395396	4.37%	1,642,331
2006	11.293349	11.875877	5.16%	1,861,688
2005	11.036413	11.293349	2.33%	2,047,715
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.685836	10.844254	1.48%	3,086
2013*	10.000000	10.685836	6.86%	712
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.774529	10.857195	0.77%	4,686
2013*	10.000000	10.774529	7.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
2009	10.709012	12.637019	18.00%	6,301,413
2008	14.077055	10.709012	-23.93%	5,702,615
2007	13.451529	14.077055	4.65%	6,947,994
2006	12.195622	13.451529	10.30%	6,956,120
2005	11.687667	12.195622	4.35%	7,138,865

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.798767	19.543192	3.96%	949,845
2013	15.508601	18.798767	21.22%	1,043,186
2012	13.763764	15.508601	12.68%	1,222,712
2011	14.197419	13.763764	-3.05%	1,545,483
2010	12.703181	14.197419	11.76%	1,980,760
2009	10.310131	12.703181	23.21%	2,303,330
2008	15.171662	10.310131	-32.04%	2,775,219
2007	14.430448	15.171662	5.14%	3,259,531
2006	12.719036	14.430448	13.46%	3,293,958
2005	11.992565	12.719036	6.06%	3,535,039
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.178359	16.784147	3.74%	829,169
2013	14.782151	16.178359	9.45%	950,282
2012	13.813646	14.782151	7.01%	1,226,229
2011	13.664039	13.813646	1.09%	1,429,541
2010	12.712419	13.664039	7.49%	1,741,472
2009	11.203036	12.712419	13.47%	2,167,237
2008	13.313383	11.203036	-15.85%	2,332,755
2007	12.697763	13.313383	4.85%	2,642,014
2006	11.823364	12.697763	7.40%	2,693,910
2005	11.423984	11.823364	3.50%	2,991,084
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
2009*	10.000000	12.977046	29.77%	49,359
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.961197	-0.39%	6,290
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.157736	1.58%	93
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
2009	15.163130	20.539433	35.46%	1,896,818
2008	24.094306	15.163130	-37.07%	2,260,394
2007	22.616912	24.094306	6.53%	2,818,589
2006	20.778390	22.616912	8.85%	3,242,066
2005	18.713055	20.778390	11.04%	3,964,972

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
2009	12.958480	12.840763	-0.91%	10,709,129
2008	12.819495	12.958480	1.08%	17,845,237
2007	12.351169	12.819495	3.79%	14,728,755
2006	11.928894	12.351169	3.54%	12,393,860
2005	11.730027	11.928894	1.70%	11,601,628
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
2009	12.366694	15.235554	23.20%	1,863,191
2008	15.095538	12.366694	-18.08%	2,169,528
2007	14.567404	15.095538	3.63%	2,881,698
2006	14.028046	14.567404	3.84%	3,028,617
2005	13.860058	14.028046	1.21%	3,671,364
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.909099	18.540650	-1.95%	864,156
2013	15.730079	18.909099	20.21%	0
2012	13.700520	15.730079	14.81%	0
2011	15.253578	13.700520	-10.18%	0
2010	13.492345	15.253578	13.05%	0
2009*	10.000000	13.492345	34.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.048485	-9.52%	218,286
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
2009	6.324050	8.129207	28.54%	351,359
2008*	10.000000	6.324050	-36.76%	6,389
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.882216	14.066855	9.20%	32,012
2013	9.631938	12.882216	33.74%	34,651
2012	8.269755	9.631938	16.47%	41,148
2011	8.890554	8.269755	-6.98%	44,339
2010	7.961084	8.890554	11.68%	70,615
2009	6.308238	7.961084	26.20%	112,862
2008*	10.000000	6.308238	-36.92%	6,708
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
2009	6.239729	7.856685	25.91%	4,712,023
2008*	10.000000	6.239729	-37.60%	90,268
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
2009	6.714877	8.677644	29.23%	2,679,209
2008*	10.000000	6.714877	-32.85%	160,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
2009	9.311984	11.756403	26.25%	710,060
2008	17.546430	9.311984	-46.93%	863,542
2007	16.141772	17.546430	8.70%	1,039,808
2006	15.789781	16.141772	2.23%	1,099,025
2005	14.747640	15.789781	7.07%	1,319,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
2009	16.000908	20.003734	25.02%	2,171,193
2008	23.810015	16.000908	-32.80%	2,607,695
2007	25.819700	23.810015	-7.78%	3,244,461
2006	22.223413	25.819700	16.18%	4,127,368
2005	21.767078	22.223413	2.10%	5,480,968

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
2009	14.099731	18.812192	33.42%	2,555,557
2008	23.030094	14.099731	-38.78%	3,092,791
2007	22.766758	23.030094	1.16%	3,887,841
2006	20.514856	22.766758	10.98%	4,475,815
2005	18.439802	20.514856	11.25%	5,538,590
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
2009	8.972924	11.207070	24.90%	5,150,758
2008	15.500260	8.972924	-42.11%	6,028,280
2007	14.466205	15.500260	7.15%	7,636,180
2006	12.852978	14.466205	12.55%	9,584,432
2005	12.077171	12.852978	6.42%	12,372,734
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
2009	5.610694	7.271004	29.59%	5,405,845
2008*	10.000000	5.610694	-43.89%	40,223
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.726533	13.134064	12.00%	227,561
2013*	10.000000	11.726533	17.27%	42,753
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.848061	10.798073	-0.46%	328,142
2013	10.940564	10.848061	-0.85%	336,617
2012	10.669788	10.940564	2.54%	336,630
2011	10.633816	10.669788	0.34%	430,105
2010	10.482149	10.633816	1.45%	539,447
2009	9.880242	10.482149	6.09%	838,424
2008*	10.000000	9.880242	-1.20%	53,151
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.599409	13.047737	3.56%	17,276
2013*	10.000000	12.599409	25.99%	32,100

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.670988	15.167356	-9.02%	42,665
2013	14.014699	16.670988	18.95%	45,876
2012	11.834153	14.014699	18.43%	88,025
2011	13.642767	11.834153	-13.26%	106,486
2010	12.951641	13.642767	5.34%	86,768
2009*	10.000000	12.951641	29.52%	158,045
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	11.101178	11.062789	-0.35%	423,382
2013	11.138943	11.101178	-0.34%	465,957
2012	10.750927	11.138943	3.61%	417,561
2011	10.822506	10.750927	-0.66%	472,531
2010	10.377838	10.822506	4.28%	642,466
2009	9.245267	10.377838	12.25%	737,636
2008	10.781825	9.245267	-14.25%	939,465
2007	10.390037	10.781825	3.77%	1,274,548
2006	10.066440	10.390037	3.21%	1,237,875
2005	10.018137	10.066440	0.48%	1,277,009
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.798387	13.116799	2.49%	25,913
2013	8.860112	12.798387	44.45%	29,287
2012	8.220176	8.860112	7.78%	27,469
2011	8.387805	8.220176	-2.00%	51,384
2010	7.079802	8.387805	18.48%	49,213
2009	5.822780	7.079802	21.59%	42,638
2008	9.712619	5.822780	-40.05%	23,613
2007	9.756048	9.712619	-0.45%	13,497
2006*	10.000000	9.756048	-2.44%	9,372
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
2009	8.620739	11.222299	30.18%	80,765
2008	14.372410	8.620739	-40.02%	105,326
2007	13.484384	14.372410	6.59%	374,490
2006	11.972775	13.484384	12.63%	238,616
2005	11.311637	11.972775	5.84%	152,874

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.612605	24.705845	14.31%	3,006
2014	21.612605	24.705845	14.31%	3,006
2013	16.818181	21.612605	28.51%	3,006
2012	14.879102	16.818181	13.03%	3,006
2011	15.196156	14.879102	-2.09%	3,006
2010	14.021421	15.196156	8.38%	3,006
2009	9.795233	14.021421	43.15%	3,413,858
2008	18.151705	9.795233	-46.04%	4,136,538
2007	16.055075	18.151705	13.06%	5,146,450
2006	15.015195	16.055075	6.93%	6,102,687
2005	14.423412	15.015195	4.10%	8,474,560
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
2009	7.349138	9.652914	31.35%	1,925,893
2008	14.567661	7.349138	-49.55%	2,288,993
2007	13.832247	14.567661	5.32%	2,863,301
2006	13.563650	13.832247	1.98%	3,270,888
2005	12.190602	13.563650	11.26%	4,706,130
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
2009	8.823716	12.215918	38.44%	1,821,724
2008	14.894211	8.823716	-40.76%	2,192,893
2007	14.144065	14.894211	5.30%	2,742,511
2006	12.132822	14.144065	16.58%	3,103,824
2005	10.715673	12.132822	13.23%	3,731,046
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.052187	10.239328	1.86%	151,633
2013	10.162036	10.052187	-1.08%	195,212
2012*	10.000000	10.162036	1.62%	40,311
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.055435	-9.45%	19,882

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
2009	8.509930	10.813307	27.07%	3,736,493
2008	13.963369	8.509930	-39.06%	4,546,488
2007	13.500759	13.963369	3.43%	5,801,676
2006	11.849489	13.500759	13.94%	6,074,336
2005	11.288216	11.849489	4.97%	7,519,794
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.873477	17.598949	10.87%	216,950
2013	11.364432	15.873477	39.68%	243,832
2012	9.724523	11.364432	16.86%	585,982
2011	10.039715	9.724523	-3.14%	644,130
2010	8.213490	10.039715	22.23%	258,792
2009	6.044111	8.213490	35.89%	320,371
2008	9.815165	6.044111	-38.42%	329,096
2007	10.031176	9.815165	-2.15%	370,153
2006*	10.000000	10.031176	0.31%	216,180
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.559946	10.507208	-0.50%	223,913
2013	10.649591	10.559946	-0.84%	203,278
2012*	10.000000	10.649591	6.50%	152,258
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.724011	-2.76%	909
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.228168	12.148449	-0.65%	77,088
2013	13.213159	12.228168	-7.45%	98,112
2012	12.676918	13.213159	4.23%	186,332
2011	11.804664	12.676918	7.39%	275,754
2010	10.896626	11.804664	8.33%	243,953
2009*	10.000000	10.896626	8.97%	168,957
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.842883	11.818150	-0.21%	709,655
2013	11.984302	11.842883	-1.18%	874,724
2012	11.441627	11.984302	4.74%	943,718
2011	11.435807	11.441627	0.05%	925,521
2010	10.976283	11.435807	4.19%	883,142
2009*	10.000000	10.976283	9.76%	562,159

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.780892	14.071930	2.11%	0
2013	15.325691	13.780892	-10.08%	0
2012	14.227499	15.325691	7.72%	0
2011	12.862664	14.227499	10.61%	0
2010	12.011704	12.862664	7.08%	0
2009	10.246955	12.011704	17.22%	0
2008	11.126839	10.246955	-7.91%	0
2007	10.153242	11.126839	9.59%	0
2006*	10.000000	10.153242	1.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	15.208022	15.706903	3.28%	0
2013	15.660131	15.208022	-2.89%	0
2012	14.425803	15.660131	8.56%	0
2011	14.057075	14.425803	2.62%	0
2010	13.126868	14.057075	7.09%	0
2009	11.622341	13.126868	12.95%	0
2008	11.201860	11.622341	3.75%	0
2007	10.400566	11.201860	7.70%	0
2006*	10.000000	10.400566	4.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.551151	10.886452	3.18%	517,024
2013	10.875633	10.551151	-2.98%	626,066
2012	10.027535	10.875633	8.46%	540,428
2011*	10.000000	10.027535	0.28%	219,086
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.296917	13.654352	-4.49%	0
2013	11.930272	14.296917	19.84%	0
2012	11.193707	11.930272	6.58%	0
2011	12.856707	11.193707	-12.93%	0
2010	9.987553	12.856707	28.73%	0
2009	6.380097	9.987553	56.54%	0
2008	11.354550	6.380097	-43.81%	0
2007	11.025484	11.354550	2.98%	0
2006*	10.000000	11.025484	10.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.512913	13.367602	6.83%	82,018
2013	12.673091	12.512913	-1.26%	48,811
2012	11.691238	12.673091	8.40%	55,184
2011	11.172115	11.691238	4.65%	94,254
2010	10.527112	11.172115	6.13%	128,276
2009	9.693185	10.527112	8.60%	160,088
2008	10.898298	9.693185	-11.06%	298,563
2007	10.434386	10.898298	4.45%	304,666
2006*	10.000000	10.434386	4.34%	90,211
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
2009	18.470745	23.822195	28.97%	196,000
2008	21.932715	18.470745	-15.78%	239,807
2007	20.786417	21.932715	5.51%	332,017
2006	18.938505	20.786417	9.76%	451,655
2005	17.032956	18.938505	11.19%	595,238
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	17.226068	17.430058	1.18%	0
2013	14.999395	17.226068	14.85%	0
2012	13.301987	14.999395	12.76%	0
2011	13.942223	13.301987	-4.59%	0
2010	13.318920	13.942223	4.68%	0
2009	10.146129	13.318920	31.27%	0
2008	18.498754	10.146129	-45.15%	0
2007	16.299078	18.498754	13.50%	0
2006	13.149887	16.299078	23.95%	0
2005	11.952667	13.149887	10.02%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
2009	10.052063	21.225267	111.15%	381,343
2008	28.815023	10.052063	-65.12%	449,545
2007	21.140699	28.815023	36.30%	580,679
2006	15.300434	21.140699	38.17%	713,141
2005	11.702352	15.300434	30.75%	961,172

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
2009	17.409995	27.166286	56.04%	248,166
2008	32.626096	17.409995	-46.64%	274,287
2007	22.661928	32.626096	43.97%	436,085
2006	18.377588	22.661928	23.31%	542,407
2005	12.232540	18.377588	50.24%	701,604
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	17.411452	19.005047	9.15%	13,818
2013	13.125240	17.411452	32.66%	17,316
2012	11.396227	13.125240	15.17%	19,368
2011	12.348357	11.396227	-7.71%	22,634
2010	11.096887	12.348357	11.28%	26,598
2009	8.817241	11.096887	25.85%	35,961
2008	14.327086	8.817241	-38.46%	48,976
2007	13.155968	14.327086	8.90%	53,869
2006	11.683398	13.155968	12.60%	39,739
2005	10.846475	11.683398	7.72%	39,541
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.747755	24.052410	-2.81%	82,783
2013	16.631164	24.747755	48.80%	103,475
2012	15.565826	16.631164	6.84%	70,655
2011	16.471980	15.565826	-5.50%	93,675
2010	13.117881	16.471980	25.57%	365,344
2009*	10.000000	13.117881	31.18%	189,445

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.275057	11.631889	3.16%	235
2013	10.174780	11.275057	10.81%	0
2012*	10.000000	10.174780	1.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.897712	17.146735	7.86%	20,082
2013	11.667260	15.897712	36.26%	39,180
2012	9.948060	11.667260	17.28%	45,012
2011	10.996448	9.948060	-9.53%	57,694
2010	8.774401	10.996448	25.32%	64,817
2009	6.212785	8.774401	41.23%	29,499
2008*	10.000000	6.212785	-37.87%	23,245
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.881458	14.196123	2.27%	178,394
2013	15.320779	13.881458	-9.39%	226,966
2012	14.411503	15.320779	6.31%	397,085
2011	13.026694	14.411503	10.63%	526,493
2010	12.517472	13.026694	4.07%	435,430
2009	11.472061	12.517472	9.11%	483,528
2008	11.775007	11.472061	-2.57%	544,881
2007	10.863225	11.775007	8.39%	403,250
2006	10.801203	10.863225	0.57%	315,130
2005	10.742140	10.801203	0.55%	481,066
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	22.223941	24.752671	11.38%	280,905
2013	16.527865	22.223941	34.46%	318,197
2012	14.549914	16.527865	13.59%	377,631
2011	14.253017	14.549914	2.08%	479,362
2010	12.612643	14.253017	13.01%	583,223
2009	10.787804	12.612643	16.92%	691,814
2008	16.658540	10.787804	-35.24%	854,239
2007	16.839075	16.658540	-1.07%	1,144,486
2006	14.526481	16.839075	15.92%	1,346,985
2005	14.023379	14.526481	3.59%	1,952,144
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	20.479852	19.158542	-6.45%	0
2013	16.899395	20.479852	21.19%	0
2012	14.089025	16.899395	19.95%	0
2011	16.179449	14.089025	-12.92%	0
2010	14.425245	16.179449	12.16%	0
2009	10.892961	14.425245	32.43%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.776690	20.489197	15.26%	95,672
2013	13.800221	17.776690	28.81%	118,392
2012	11.983301	13.800221	15.16%	124,649
2011	12.188624	11.983301	-1.68%	136,489
2010	10.323940	12.188624	18.06%	73,158
2009	8.025125	10.323940	28.65%	109,099
2008	10.715161	8.025125	-25.10%	118,703
2007	11.079409	10.715161	-3.29%	81,270
2006*	10.000000	11.079409	10.79%	45,763
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	28.071049	31.425337	11.95%	0
2013	21.525284	28.071049	30.41%	0
2012	18.977164	21.525284	13.43%	0
2011	18.975946	18.977164	0.01%	0
2010	16.899159	18.975946	12.29%	0
2009	14.241082	16.899159	18.66%	983,561
2008	19.645444	14.241082	-27.51%	1,311,298
2007	20.919910	19.645444	-6.09%	1,669,247
2006	17.808703	20.919910	17.47%	1,874,590
2005	17.125994	17.808703	3.99%	2,354,168
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.463001	15.604181	0.91%	210,076
2013	13.651231	15.463001	13.27%	258,374
2012	12.539643	13.651231	8.86%	238,678
2011	13.144517	12.539643	-4.60%	223,472
2010	12.096493	13.144517	8.66%	165,795
2009*	10.000000	12.096493	20.96%	117,603
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.259406	12.818720	4.56%	9,194
2013*	10.000000	12.259406	22.59%	6,000
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.911642	9.12%	7,224
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.869735	25.882004	4.07%	102,303
2013	17.852351	24.869735	39.31%	127,531
2012	15.580463	17.852351	14.58%	129,515
2011	15.649449	15.580463	-0.44%	155,069
2010	12.562820	15.649449	24.57%	165,962
2009	10.149615	12.562820	23.78%	168,047
2008	14.839817	10.149615	-31.61%	214,304
2007	15.089343	14.839817	-1.65%	231,924
2006	13.321570	15.089343	13.27%	303,406
2005	12.548120	13.321570	6.16%	506,093

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.796040	19.988186	12.32%	322,420
2013	13.380390	17.796040	33.00%	352,263
2012	12.070442	13.380390	10.85%	401,210
2011	12.083213	12.070442	-0.11%	504,512
2010	10.630246	12.083213	13.67%	577,818
2009	8.027789	10.630246	32.42%	686,216
2008	12.365924	8.027789	-35.08%	793,779
2007	11.589240	12.365924	6.70%	1,019,742
2006	10.719703	11.589240	8.11%	1,085,958
2005	10.449855	10.719703	2.58%	1,506,662
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	21.613753	24.270104	12.29%	2,064,487
2013	16.535927	21.613753	30.71%	2,324,183
2012	14.432061	16.535927	14.58%	2,612,721
2011	14.308870	14.432061	0.86%	3,100,298
2010	12.585815	14.308870	13.69%	3,684,003
2009	10.062942	12.585815	25.07%	4,275,483
2008	16.170834	10.062942	-37.77%	4,958,666
2007	15.519465	16.170834	4.20%	6,447,089
2006	13.572349	15.519465	14.35%	7,694,863
2005	13.094715	13.572349	3.65%	10,616,419
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	22.871538	24.475002	7.01%	339,588
2013	19.076675	22.871538	19.89%	379,603
2012	17.449767	19.076675	9.32%	469,264
2011	16.168539	17.449767	7.92%	528,060
2010	14.162455	16.168539	14.16%	518,234
2009	11.672356	14.162455	21.33%	533,451
2008	16.736097	11.672356	-30.26%	653,525
2007	15.780520	16.736097	6.06%	773,701
2006	13.684628	15.780520	15.32%	1,007,219
2005	13.242717	13.684628	3.34%	1,470,508
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	17.707332	15.896463	-10.23%	0
2013	14.542304	17.707332	21.76%	0
2012	13.038111	14.542304	11.54%	0
2011	16.155208	13.038111	-19.29%	0
2010	15.622319	16.155208	3.41%	0
2009	12.048329	15.622319	29.66%	0
2008	19.416758	12.048329	-37.95%	0
2007	18.831744	19.416758	3.11%	0
2006	15.515346	18.831744	21.37%	0
2005	14.006284	15.515346	10.77%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	17.420910	17.521677	0.58%	0
2013	11.845831	17.420910	47.06%	0
2012	9.924849	11.845831	19.36%	0
2011	11.636020	9.924849	-14.71%	0
2010	8.961873	11.636020	29.84%	0
2009	7.182300	8.961873	24.78%	0
2008	11.625206	7.182300	-38.22%	0
2007	13.203552	11.625206	-11.95%	0
2006	12.852026	13.203552	2.74%	0
2005	12.269723	12.852026	4.75%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.932141	-0.68%	148,714
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.392764	18.899515	2.76%	339,674
2013	18.388240	18.392764	0.02%	376,672
2012	16.928626	18.388240	8.62%	453,489
2011	16.719227	16.928626	1.25%	507,129
2010	15.564423	16.719227	7.42%	615,786
2009	13.054027	15.564423	19.23%	701,991
2008	14.222387	13.054027	-8.21%	857,243
2007	13.632875	14.222387	4.32%	1,037,914
2006	13.220974	13.632875	3.12%	1,023,348
2005	13.183107	13.220974	0.29%	1,412,515
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	14.125376	14.592354	3.31%	72,934
2013	12.582873	14.125376	12.26%	87,277
2012	11.380433	12.582873	10.57%	113,752
2011	11.527901	11.380433	-1.28%	102,392
2010	10.328728	11.527901	11.61%	143,575
2009	8.403407	10.328728	22.91%	103,132
2008	11.329331	8.403407	-25.83%	99,152
2007	10.533685	11.329331	7.55%	146,374
2006*	10.000000	10.533685	5.34%	21,141
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.954439	14.459262	3.62%	122,677
2013	12.155915	13.954439	14.80%	123,919
2012	10.848307	12.155915	12.05%	128,351
2011	11.082298	10.848307	-2.11%	119,934
2010	9.774839	11.082298	13.38%	123,519
2009	7.667234	9.774839	27.49%	116,725
2008	11.509817	7.667234	-33.39%	97,946
2007	10.553721	11.509817	9.06%	87,126
2006*	10.000000	10.553721	5.54%	50,301

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	14.123048	14.661531	3.81%	117,469
2013	11.741595	14.123048	20.28%	143,498
2012	10.270382	11.741595	14.32%	197,838
2011	10.661357	10.270382	-3.67%	206,459
2010	9.283635	10.661357	14.84%	128,030
2009	7.136287	9.283635	30.09%	28,615
2008	11.640855	7.136287	-38.70%	26,561
2007	10.573911	11.640855	10.09%	21,876
2006*	10.000000	10.573911	5.74%	8,880
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	31.093398	34.419911	10.70%	0
2013	23.948501	31.093398	29.83%	0
2012	20.799007	23.948501	15.14%	0
2011	21.577664	20.799007	-3.61%	0
2010	18.611361	21.577664	15.94%	0
2009	13.857191	18.611361	34.31%	2,968,741
2008	24.391589	13.857191	-43.19%	3,493,872
2007	20.968174	24.391589	16.33%	4,485,053
2006	18.979726	20.968174	10.48%	4,835,676
2005	16.406738	18.979726	15.68%	6,196,999
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.604111	10.885073	-13.64%	157,871
2013	10.255217	12.604111	22.90%	163,673
2012	9.890772	10.255217	3.68%	227,641
2011	10.538412	9.890772	-6.15%	271,480
2010	8.933420	10.538412	17.97%	341,135
2009	6.114694	8.933420	46.10%	301,375
2008	13.546513	6.114694	-54.86%	390,627
2007	9.395652	13.546513	44.18%	546,033
2006*	10.000000	9.395652	-6.04%	115,774
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.570274	23.201027	7.56%	1,354,910
2013	17.020355	21.570274	26.73%	1,538,102
2012	14.671056	17.020355	16.01%	1,785,509
2011	14.692756	14.671056	-0.15%	2,155,634
2010	12.895417	14.692756	13.94%	2,489,316
2009	10.017338	12.895417	28.73%	2,917,312
2008	17.660570	10.017338	-43.28%	3,432,166
2007	17.590563	17.660570	0.40%	4,389,580
2006	14.796614	17.590563	18.88%	5,028,447
2005	14.131964	14.796614	4.70%	6,662,805

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	16.946463	18.807518	10.98%	0
2013	12.424045	16.946463	36.40%	0
2012	10.505213	12.424045	18.27%	0
2011	10.384689	10.505213	1.16%	0
2010	8.482944	10.384689	22.42%	0
2009	5.880224	8.482944	44.26%	635,595
2008	13.217187	5.880224	-55.51%	729,057
2007	10.851008	13.217187	21.81%	930,989
2006	10.408536	10.851008	4.25%	1,263,600
2005	9.657548	10.408536	7.78%	1,849,771
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	21.460257	23.622665	10.08%	1,273,501
2013	15.915119	21.460257	34.84%	1,397,161
2012	14.034839	15.915119	13.40%	1,631,711
2011	14.156321	14.034839	-0.86%	1,953,914
2010	11.526370	14.156321	22.82%	2,325,910
2009	9.085429	11.526370	26.87%	2,629,472
2008	17.392554	9.085429	-47.76%	3,049,496
2007	13.848111	17.392554	25.60%	4,070,351
2006	13.105363	13.848111	5.67%	4,364,339
2005	12.526711	13.105363	4.62%	6,002,949
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.762063	15.772126	0.06%	375,152
2013	15.037984	15.762063	4.82%	426,617
2012	13.301930	15.037984	13.05%	508,807
2011	12.928451	13.301930	2.89%	573,768
2010	11.476637	12.928451	12.65%	721,426
2009	8.062994	11.476637	42.34%	891,311
2008	10.868496	8.062994	-25.81%	1,096,674
2007	10.694770	10.868496	1.62%	1,460,877
2006	9.716431	10.694770	10.07%	2,119,735
2005	9.572782	9.716431	1.50%	2,830,993
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	14.229382	14.897659	4.70%	239,982
2013	14.649928	14.229382	-2.87%	276,800
2012	13.991130	14.649928	4.71%	343,956
2011	13.181865	13.991130	6.14%	422,486
2010	12.365423	13.181865	6.60%	528,011
2009	10.797887	12.365423	14.52%	538,021
2008	11.284455	10.797887	-4.31%	447,820
2007	10.938388	11.284455	3.16%	525,875
2006	10.593078	10.938388	3.26%	514,556
2005	10.481756	10.593078	1.06%	548,122

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	16.153726	16.983121	5.13%	202,554
2013	11.992168	16.153726	34.70%	235,519
2012	10.556458	11.992168	13.60%	307,843
2011	11.942772	10.556458	-11.61%	388,311
2010	9.372999	11.942772	27.42%	647,950
2009	6.761895	9.372999	38.61%	486,143
2008	11.291310	6.761895	-40.11%	403,373
2007	9.876427	11.291310	14.33%	383,272
2006*	10.000000	9.876427	-1.24%	145,726
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.126852	17.390273	-9.08%	166,220
2013	14.818598	19.126852	29.07%	190,621
2012	12.417831	14.818598	19.33%	219,733
2011	15.153734	12.417831	-18.05%	251,311
2010	13.546674	15.153734	11.86%	310,435
2009	10.822284	13.546674	25.17%	358,898
2008	19.474104	10.822284	-44.43%	426,685
2007	16.783900	19.474104	16.03%	527,047
2006	14.373381	16.783900	16.77%	549,360
2005	12.203033	14.373381	17.79%	718,538
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.199072	23.447882	5.63%	44,347
2013	17.189771	22.199072	29.14%	58,653
2012	13.661389	17.189771	25.83%	76,384
2011	15.138605	13.661389	-9.76%	90,570
2010	12.092427	15.138605	25.19%	119,808
2009	7.760370	12.092427	55.82%	126,956
2008	16.055325	7.760370	-51.66%	129,902
2007	15.358362	16.055325	4.54%	211,371
2006	13.350636	15.358362	15.04%	175,415
2005	13.149209	13.350636	1.53%	286,693
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.690594	12.921518	1.82%	31,787
2013	10.356869	12.690594	22.53%	49,494
2012	9.070900	10.356869	14.18%	42,034
2011	9.305820	9.070900	-2.52%	68,180
2010	8.525575	9.305820	9.15%	47,102
2009	6.611583	8.525575	28.95%	23,733
2008*	10.000000	6.611583	-33.88%	14,415

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.217360	15.760581	3.57%	450,798
2013	13.490332	15.217360	12.80%	465,775
2012	12.096411	13.490332	11.52%	454,445
2011	11.933820	12.096411	1.36%	414,307
2010	10.698512	11.933820	11.55%	426,619
2009	7.969709	10.698512	34.24%	460,354
2008	11.444186	7.969709	-30.36%	424,860
2007	11.141844	11.444186	2.71%	617,012
2006*	10.000000	11.141844	11.42%	285,895
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.944640	15.875348	-0.43%	72,867
2013	11.821668	15.944640	34.88%	83,718
2012	10.086639	11.821668	17.20%	99,323
2011	10.586383	10.086639	-4.72%	148,314
2010	8.339615	10.586383	26.94%	221,555
2009	6.522202	8.339615	27.87%	241,653
2008	9.835570	6.522202	-33.69%	220,866
2007	10.177674	9.835570	-3.36%	188,883
2006*	10.000000	10.177674	1.78%	111,053
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.365850	-6.34%	54,383
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	20.208851	17.828677	-11.78%	0
2013	16.559049	20.208851	22.04%	0
2012	14.103886	16.559049	17.41%	0
2011	15.907609	14.103886	-11.34%	0
2010	14.785531	15.907609	7.59%	0
2009	10.874258	14.785531	35.97%	0
2008	18.379021	10.874258	-40.83%	0
2007	16.034102	18.379021	14.62%	0
2006	13.308085	16.034102	20.48%	0
2005	12.167441	13.308085	9.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.676128	-13.24%	99,912
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.017907	0.18%	394,834
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.517013	11.851691	2.91%	0
2013	10.243635	11.517013	12.43%	0
2012*	10.000000	10.243635	2.44%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.928680	10.287394	3.61%	4,931
2013*	10.000000	9.928680	-0.71%	3,744

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.793902	12.260247	3.95%	0
2013	9.987008	11.793902	18.09%	0
2012	8.654107	9.987008	15.40%	0
2011	10.382387	8.654107	-16.65%	0
2010	9.064980	10.382387	14.53%	0
2009	7.647681	9.064980	18.53%	0
2008	12.537709	7.647681	-39.00%	0
2007	11.631564	12.537709	7.79%	0
2006*	10.000000	11.631564	16.32%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.396296	14.993013	11.92%	0
2013	10.367414	13.396296	29.22%	0
2012	9.044186	10.367414	14.63%	0
2011	9.548458	9.044186	-5.28%	0
2010	7.767176	9.548458	22.93%	0
2009	5.449793	7.767176	42.52%	0
2008	9.169554	5.449793	-40.57%	0
2007	10.341230	9.169554	-11.33%	0
2006*	10.000000	10.341230	3.41%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.373520	15.184676	5.64%	0
2013	12.698918	14.373520	13.19%	0
2012	11.323016	12.698918	12.15%	0
2011	11.362866	11.323016	-0.35%	0
2010	10.381151	11.362866	9.46%	0
2009	8.346817	10.381151	24.37%	0
2008	11.581225	8.346817	-27.93%	0
2007	11.032696	11.581225	4.97%	0
2006*	10.000000	11.032696	10.33%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.376605	16.381490	6.54%	0
2013	11.659492	15.376605	31.88%	0
2012	10.196686	11.659492	14.35%	0
2011	10.767455	10.196686	-5.30%	0
2010	9.326550	10.767455	15.45%	0
2009	7.082789	9.326550	31.68%	0
2008	11.619283	7.082789	-39.04%	0
2007	11.415865	11.619283	1.78%	0
2006*	10.000000	11.415865	14.16%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.359213	17.617617	1.49%	0
2013	16.329086	17.359213	6.31%	0
2012	14.359514	16.329086	13.72%	0
2011	14.509589	14.359514	-1.03%	0
2010	12.696801	14.509589	14.28%	0
2009	7.424014	12.696801	71.02%	0
2008	10.709817	7.424014	-30.68%	0
2007	10.598587	10.709817	1.05%	0
2006*	10.000000	10.598587	5.99%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	20.250000	19.770584	-2.37%	0
2013	14.952790	20.250000	35.43%	0
2012	12.638651	14.952790	18.31%	0
2011	13.382751	12.638651	-5.56%	0
2010	11.090684	13.382751	20.67%	0
2009	7.184333	11.090684	54.37%	0
2008	11.816368	7.184333	-39.20%	0
2007	10.826451	11.816368	9.14%	0
2006*	10.000000	10.826451	8.26%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.917929	17.900738	-0.10%	0
2013	13.575153	17.917929	31.99%	0
2012	11.708263	13.575153	15.95%	0
2011	12.784412	11.708263	-8.42%	0
2010	10.962322	12.784412	16.62%	0
2009	7.693538	10.962322	42.49%	0
2008	10.863570	7.693538	-29.18%	0
2007	10.773533	10.863570	0.84%	0
2006*	10.000000	10.773533	7.74%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.644322	15.773886	7.71%	0
2013	10.465888	14.644322	39.92%	0
2012	9.476811	10.465888	10.44%	0
2011	9.763610	9.476811	-2.94%	0
2010	7.580604	9.763610	28.80%	0
2009	5.663781	7.580604	33.84%	0
2008	10.840409	5.663781	-47.75%	0
2007	10.369376	10.840409	4.54%	0
2006*	10.000000	10.369376	3.69%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.606107	14.381642	14.08%	0
2013	9.926740	12.606107	26.99%	0
2012	9.056854	9.926740	9.60%	0
2011	9.561356	9.056854	-5.28%	0
2010	8.279519	9.561356	15.48%	0
2009	6.274812	8.279519	31.95%	0
2008	10.072035	6.274812	-37.70%	0
2007	10.844656	10.072035	-7.12%	0
2006*	10.000000	10.844656	8.45%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.411786	11.466011	-7.62%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.567049	17.032434	-3.04%	4,357
2013	13.450849	17.567049	30.60%	5,647
2012	11.080003	13.450849	21.40%	2,389
2011	11.294578	11.080003	-1.90%	2,049
2010*	10.000000	11.294578	12.95%	1,319
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.435047	14.423235	7.36%	0
2013	9.683891	13.435047	38.74%	0
2012*	10.000000	9.683891	-3.16%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.377090	14.325114	7.09%	4,276
2013	9.665675	13.377090	38.40%	860
2012*	10.000000	9.665675	-3.34%	612
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	19.369872	20.738304	7.06%	0
2013	15.137803	19.369872	27.96%	0
2012	13.427092	15.137803	12.74%	0
2011	13.571016	13.427092	-1.06%	0
2010	12.512407	13.571016	8.46%	0
2009	9.851133	12.512407	27.01%	0
2008	14.244219	9.851133	-30.84%	0
2007	13.308664	14.244219	7.03%	0
2006	11.518800	13.308664	15.54%	0
2005	11.047927	11.518800	4.26%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.630917	13.634328	7.94%	0
2013	10.191850	12.630917	23.93%	0
2012	9.144944	10.191850	11.45%	0
2011*	10.000000	9.144944	-8.55%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.897005	22.387739	18.47%	0
2013	13.581595	18.897005	39.14%	0
2012	11.347608	13.581595	19.69%	0
2011	11.026473	11.347608	2.91%	0
2010	10.577912	11.026473	4.24%	0
2009	8.368756	10.577912	26.40%	0
2008	11.842707	8.368756	-29.33%	0
2007	10.695063	11.842707	10.73%	0
2006*	10.000000	10.695063	6.95%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.836795	13.431716	13.47%	0
2013	11.640517	11.836795	1.69%	0
2012	9.177594	11.640517	26.84%	0
2011	9.915507	9.177594	-7.44%	0
2010	8.522965	9.915507	16.34%	0
2009	6.545457	8.522965	30.21%	0
2008	11.944580	6.545457	-45.20%	0
2007	12.773423	11.944580	-6.49%	0
2006*	10.000000	12.773423	27.73%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.803004	23.643080	-0.67%	0
2013	20.202269	23.803004	17.82%	0
2012	17.663283	20.202269	14.37%	0
2011	19.131046	17.663283	-7.67%	0
2010	17.121761	19.131046	11.74%	0
2009	12.787923	17.121761	33.89%	0
2008	21.666092	12.787923	-40.98%	0
2007	19.077892	21.666092	13.57%	0
2006	15.027274	19.077892	26.96%	0
2005	12.871081	15.027274	16.75%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.691100	13.088082	3.13%	0
2013	9.978871	12.691100	27.18%	0
2012*	10.000000	9.978871	-0.21%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.199811	14.072981	6.62%	1,250
2013	9.760457	13.199811	35.24%	2,033
2012*	10.000000	9.760457	-2.40%	3,169
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	32.128617	30.132659	-6.21%	85,017
2013	25.935111	32.128617	23.88%	100,368
2012	21.982347	25.935111	17.98%	102,025
2011	23.928189	21.982347	-8.13%	124,982
2010	22.240360	23.928189	7.59%	153,502
2009*	10.000000	22.240360	23.80%	126,896

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.509889	26.744660	0.89%	35,084
2013	24.233318	26.509889	9.39%	62,436
2012	20.632554	24.233318	17.45%	19,110
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	23.130939	24.701715	6.79%	3,827
2013	17.981332	23.130939	28.64%	4,313
2012	15.994502	17.981332	12.42%	3,534
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.630190	15.710349	7.38%	967,984
2013	11.290688	14.630190	29.58%	1,094,440
2012	9.208092	11.290688	22.62%	1,306,455
2011	9.994720	9.208092	-7.87%	1,522,206
2010	9.481315	9.994720	5.41%	1,953,262
2009	6.558955	9.481315	44.56%	2,328,469
2008	11.896746	6.558955	-44.87%	2,549,482
2007	8.795360	11.896746	35.26%	3,093,642
2006	8.141733	8.795360	8.03%	2,157,238
2005	7.306322	8.141733	11.43%	2,827,506
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.361377	7.968974	8.25%	647,401
2013	5.492041	7.361377	34.04%	747,475
2012	4.656048	5.492041	17.95%	927,724
2011	5.148743	4.656048	-9.57%	755,557
2010	4.180760	5.148743	23.15%	913,296
2009	2.691581	4.180760	55.33%	1,077,243
2008	4.852573	2.691581	-44.53%	1,248,915
2007	4.027873	4.852573	20.47%	1,548,171
2006	3.773088	4.027873	6.75%	1,157,786
2005	3.416478	3.773088	10.44%	1,429,342
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	15.134062	13.169612	-12.98%	760,250
2013	13.376555	15.134062	13.14%	820,014
2012	11.938394	13.376555	12.05%	1,048,405
2011	17.822175	11.938394	-33.01%	730,101
2010	14.399656	17.822175	23.77%	932,718
2009	8.122484	14.399656	77.28%	1,122,755
2008	17.175015	8.122484	-52.71%	1,336,905
2007	13.552236	17.175015	26.73%	1,699,760
2006	9.335587	13.552236	45.17%	1,304,120
2005	7.146874	9.335587	30.62%	1,570,542

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	23.158701	26.390745	13.96%	124,083
2013	17.681294	23.158701	30.98%	124,706
2012	14.836997	17.681294	19.17%	108,531
2011	14.669565	14.836997	1.14%	94,318
2010	12.002553	14.669565	22.22%	102,555
2009	9.569106	12.002553	25.43%	113,353
2008	14.471561	9.569106	-33.88%	132,619
2007	14.268453	14.471561	1.42%	198,592
2006	12.334961	14.268453	15.67%	285,050
2005	11.408253	12.334961	8.12%	545,470
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.472473	-5.28%	8,548
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.328410	13.122039	-8.42%	7,473
2013	10.248742	14.328410	39.81%	17,798
2012*	10.000000	10.248742	2.49%	5,199
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.926542	17.375901	9.10%	195,218
2013	11.864212	15.926542	34.24%	233,184
2012	10.341809	11.864212	14.72%	277,466
2011	10.495001	10.341809	-1.46%	277,144
2010	9.531844	10.495001	10.10%	308,071
2009	7.862824	9.531844	21.23%	341,367
2008	11.808856	7.862824	-33.42%	285,159
2007	11.086887	11.808856	6.51%	301,282
2006*	10.000000	11.086887	10.87%	92,025
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.189923	15.208352	0.12%	89,892
2013	12.021326	15.189923	26.36%	89,239
2012	10.474326	12.021326	14.77%	49,906
2011	10.771336	10.474326	-2.76%	23,696
2010*	10.000000	10.771336	7.71%	2,359
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	12.542049	13.823389	10.22%	429,288
2013	9.764687	12.542049	28.44%	491,867
2012	8.650585	9.764687	12.88%	598,790
2011	8.798548	8.650585	-1.68%	683,061
2010	7.452885	8.798548	18.06%	749,830
2009	5.640263	7.452885	32.14%	851,479
2008	9.295126	5.640263	-39.32%	971,737
2007	7.854422	9.295126	18.34%	1,329,510
2006	7.472633	7.854422	5.11%	1,657,027
2005	7.087194	7.472633	5.44%	2,349,653

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.705987	23.188099	11.99%	650,654
2013	15.856914	20.705987	30.58%	748,723
2012	13.969203	15.856914	13.51%	879,622
2011	14.019351	13.969203	-0.36%	1,062,742
2010	12.480511	14.019351	12.33%	1,200,793
2009*	10.000000	12.480511	24.81%	154
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.501473	15.072919	3.94%	414,170
2013	11.881362	14.501473	22.05%	419,544
2012	10.371606	11.881362	14.56%	348,442
2011	10.379712	10.371606	-0.08%	327,554
2010	9.359712	10.379712	10.90%	385,636
2009	7.660582	9.359712	22.18%	438,526
2008	11.019006	7.660582	-30.48%	380,554
2007	10.486878	11.019006	5.07%	430,339
2006*	10.000000	10.486878	4.87%	197,809
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.638820	12.096069	3.93%	98,232
2013	12.066973	11.638820	-3.55%	104,323
2012	11.612405	12.066973	3.91%	128,676
2011	11.094374	11.612405	4.67%	174,624
2010	10.573078	11.094374	4.93%	226,763
2009	9.522883	10.573078	11.03%	267,841
2008	10.672698	9.522883	-10.77%	239,515
2007	10.468894	10.672698	1.95%	247,702
2006*	10.000000	10.468894	4.69%	35,030
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.813162	15.942400	0.82%	101,642
2013	12.416574	15.813162	27.36%	119,774
2012	10.273265	12.416574	20.86%	169,642
2011	11.442002	10.273265	-10.21%	173,277
2010	10.384069	11.442002	10.19%	212,254
2009	7.407273	10.384069	40.19%	203,058
2008	12.193335	7.407273	-39.25%	168,088
2007	10.770088	12.193335	13.21%	222,878
2006*	10.000000	10.770088	7.70%	88,212
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.249892	15.245408	6.99%	191,289
2013	11.105420	14.249892	28.31%	224,060
2012	9.555100	11.105420	16.23%	250,044
2011	10.126149	9.555100	-5.64%	321,124
2010	8.653939	10.126149	17.01%	337,896
2009	6.298622	8.653939	37.39%	308,661
2008	11.404764	6.298622	-44.77%	323,726
2007	10.295571	11.404764	10.77%	245,140
2006*	10.000000	10.295571	2.96%	128,851

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.645824	13.799770	9.13%	172,835
2013	9.606440	12.645824	31.64%	165,949
2012	8.289310	9.606440	15.89%	126,731
2011	8.564328	8.289310	-3.21%	129,510
2010	7.795247	8.564328	9.87%	174,047
2009	6.024918	7.795247	29.38%	184,271
2008	9.826071	6.024918	-38.68%	137,893
2007*	10.000000	9.826071	-1.74%	39,699
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	22.307546	22.647715	1.52%	210,501
2013	21.044553	22.307546	6.00%	150,356
2012	18.556425	21.044553	13.41%	184,992
2011	18.054198	18.556425	2.78%	211,210
2010	16.116472	18.054198	12.02%	258,006
2009	11.150260	16.116472	44.54%	309,733
2008	15.640680	11.150260	-28.71%	366,391
2007	15.319332	15.640680	2.10%	552,427
2006	13.990224	15.319332	9.50%	693,422
2005	13.802601	13.990224	1.36%	1,022,539
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.628231	20.132757	8.08%	258,322
2013	13.872254	18.628231	34.28%	259,138
2012	11.828607	13.872254	17.28%	272,052
2011	12.232254	11.828607	-3.30%	271,093
2010	10.672453	12.232254	14.62%	327,093
2009	8.386117	10.672453	27.26%	373,569
2008	13.444044	8.386117	-37.62%	497,714
2007	13.888457	13.444044	-3.20%	720,199
2006	12.103270	13.888457	14.75%	657,209
2005	11.727132	12.103270	3.21%	872,778
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.867586	13.579618	5.53%	853,171
2013	9.037377	12.867586	42.38%	981,532
2012	7.806336	9.037377	15.77%	1,147,505
2011	8.921607	7.806336	-12.50%	1,366,971
2010	7.795091	8.921607	14.45%	1,581,213
2009	5.147620	7.795091	51.43%	1,952,800
2008*	10.000000	5.147620	-48.52%	2,852
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.211752	15.561390	9.50%	26,887
2013	10.344916	14.211752	37.38%	32,157
2012	9.371977	10.344916	10.38%	18,837
2011	9.777336	9.371977	-4.15%	21,816
2010	7.991581	9.777336	22.35%	63,821
2009	6.137019	7.991581	30.22%	73,257
2008*	10.000000	6.137019	-38.63%	95,471

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.667705	13.104987	3.45%	18,252
2013	9.882693	12.667705	28.18%	18,712
2012	8.594467	9.882693	14.99%	18,715
2011	9.272542	8.594467	-7.31%	36,896
2010	8.147615	9.272542	13.81%	41,574
2009	6.370094	8.147615	27.90%	17,936
2008*	10.000000	6.370094	-36.30%	3,577
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.541812	12.949990	3.25%	120,543
2013	11.049008	12.541812	13.51%	120,737
2012	10.049334	11.049008	9.95%	107,625
2011	10.289034	10.049334	-2.33%	101,948
2010	9.413391	10.289034	9.30%	80,385
2009	7.935567	9.413391	18.62%	55,683
2008*	10.000000	7.935567	-20.64%	14,975
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.732652	13.197457	3.65%	50,031
2013	10.607594	12.732652	20.03%	50,284
2012	9.428661	10.607594	12.50%	57,886
2011	9.863782	9.428661	-4.41%	58,852
2010	8.865084	9.863782	11.27%	61,452
2009	7.211945	8.865084	22.92%	47,633
2008*	10.000000	7.211945	-27.88%	33,367
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.933860	12.208714	2.30%	77,078
2013	11.487739	11.933860	3.88%	74,303
2012	10.794592	11.487739	6.42%	73,381
2011	10.751710	10.794592	0.40%	145,153
2010	10.168779	10.751710	5.73%	75,469
2009	9.088186	10.168779	11.89%	24,123
2008*	10.000000	9.088186	-9.12%	8,760
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.847824	10.982069	1.24%	431
2013*	10.000000	10.847824	8.48%	431
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.986627	10.986990	0.00%	0
2013*	10.000000	10.986627	9.87%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.641659	13.087205	3.52%	297,600
2013	10.839429	12.641659	16.63%	329,596
2012	9.743861	10.839429	11.24%	329,703
2011	10.077149	9.743861	-3.31%	322,090
2010	9.139671	10.077149	10.26%	341,150
2009	7.570476	9.139671	20.73%	141,744
2008*	10.000000	7.570476	-24.30%	66,202
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.680153	13.126013	3.52%	71,176
2013	10.306222	12.680153	23.03%	77,999
2012	9.085382	10.306222	13.44%	96,871
2011	9.626676	9.085382	-5.62%	106,992
2010	8.581591	9.626676	12.18%	96,522
2009	6.848144	8.581591	25.31%	69,030
2008*	10.000000	6.848144	-31.52%	24,389
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.388432	12.765223	3.04%	76,060
2013	11.249311	12.388432	10.13%	65,048
2012	10.326071	11.249311	8.94%	73,973
2011	10.458440	10.326071	-1.27%	70,440
2010	9.688810	10.458440	7.94%	69,966
2009	8.316322	9.688810	16.50%	53,589
2008*	10.000000	8.316322	-16.84%	52,385
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.326684	12.820324	4.00%	25,017
2013	12.693841	12.326684	-2.89%	20,496
2012	11.899687	12.693841	6.67%	113,371
2011	11.275945	11.899687	5.53%	146,106
2010	10.639092	11.275945	5.99%	120,907
2009	9.878777	10.639092	7.70%	68,307
2008*	10.000000	9.878777	-1.21%	16,291
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.137636	13.641160	3.83%	35,907
2013	13.547906	13.137636	-3.03%	29,872
2012	12.775706	13.547906	6.04%	36,743
2011	12.168531	12.775706	4.99%	38,418
2010	11.368954	12.168531	7.03%	26,685
2009	9.862726	11.368954	15.27%	21,123
2008*	10.000000	9.862726	-1.37%	3,181

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.721376	22.191025	-6.45%	69,979
2013	23.783615	23.721376	-0.26%	3,615
2012	20.495524	23.783615	16.04%	6,229
2011	26.669521	20.495524	-23.15%	7,711
2010	23.187976	26.669521	15.01%	7,963
2009	14.341806	23.187976	61.68%	10,956
2008	34.298499	14.341806	-58.19%	14,121
2007	23.799153	34.298499	44.12%	16,492
2006	17.582723	23.799153	35.36%	12,099
2005	13.389725	17.582723	31.32%	16,103
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	18.215155	18.856941	3.52%	907,138
2013	19.176856	18.215155	-5.01%	1,082,450
2012	18.796444	19.176856	2.02%	1,331,232
2011	17.701549	18.796444	6.19%	1,530,773
2010	17.064370	17.701549	3.73%	1,961,338
2009	16.785473	17.064370	1.66%	2,267,115
2008	15.739986	16.785473	6.64%	2,951,154
2007	14.837702	15.739986	6.08%	3,214,100
2006	14.502600	14.837702	2.31%	3,497,311
2005	14.185741	14.502600	2.23%	4,902,715
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.566357	14.356035	-1.44%	228,469
2013	12.486735	14.566357	16.65%	69,250
2012	10.910279	12.486735	14.45%	82,357
2011	12.212830	10.910279	-10.67%	96,838
2010	10.888897	12.212830	12.16%	848
2009	8.478787	10.888897	28.43%	1,311
2008	15.876860	8.478787	-46.60%	2,073
2007	12.613910	15.876860	25.87%	1,778
2006	9.582158	12.613910	31.64%	2,178
2005	7.433132	9.582158	28.91%	5,300
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.880192	10.104886	-7.13%	9,477
2013	9.081843	10.880192	19.80%	8,397
2012	7.760455	9.081843	17.03%	4,337
2011	8.994395	7.760455	-13.72%	76,890
2010	8.459351	8.994395	6.32%	12,405
2009	6.643975	8.459351	27.32%	20,011
2008	11.792703	6.643975	-43.66%	17,694
2007	10.890023	11.792703	8.29%	31,363
2006*	10.000000	10.890023	8.90%	8,332

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.378342	20.140975	3.94%	55,527
2013	15.382677	19.378342	25.98%	80,007
2012	13.406387	15.382677	14.74%	93,646
2011	14.095677	13.406387	-4.89%	112,274
2010	12.420961	14.095677	13.48%	162,894
2009	9.863103	12.420961	25.93%	181,569
2008	15.774819	9.863103	-37.48%	182,923
2007	15.038967	15.774819	4.89%	239,917
2006	12.997939	15.038967	15.70%	249,038
2005	12.164087	12.997939	6.86%	228,301
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.266599	15.806953	3.54%	62,235
2013	13.595717	15.266599	12.29%	59,807
2012	12.554940	13.595717	8.29%	60,223
2011	12.570282	12.554940	-0.12%	45,033
2010	11.562441	12.570282	8.72%	27,218
2009*	10.000000	11.562441	15.62%	18,890
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.335523	18.056657	4.16%	6,373
2013	14.653904	17.335523	18.30%	3,222
2012	13.186879	14.653904	11.12%	2,696
2011	13.445615	13.186879	-1.92%	2,696
2010	12.122932	13.445615	10.91%	4,559
2009*	10.000000	12.122932	21.23%	2,908
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.334263	14.742990	2.85%	124,348
2013	13.811694	14.334263	3.78%	135,108
2012	13.264997	13.811694	4.12%	202,006
2011	13.017194	13.264997	1.90%	163,000
2010	12.416976	13.017194	4.83%	184,764
2009	11.497875	12.416976	7.99%	210,073
2008	12.358338	11.497875	-6.96%	261,923
2007	11.846376	12.358338	4.32%	279,676
2006	11.270971	11.846376	5.11%	344,896
2005	11.020090	11.270971	2.28%	453,996
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.682234	10.835126	1.43%	0
2013*	10.000000	10.682234	6.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.770893	10.848059	0.72%	7,249
2013*	10.000000	10.770893	7.71%	7,249

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.323850	18.039206	4.13%	703,430
2013	15.004046	17.323850	15.46%	835,935
2012	13.677180	15.004046	9.70%	963,879
2011	13.820641	13.677180	-1.04%	1,234,520
2010	12.586544	13.820641	9.80%	1,618,552
2009	10.671614	12.586544	17.94%	1,806,213
2008	14.034991	10.671614	-23.96%	1,608,999
2007	13.418142	14.034991	4.60%	2,075,399
2006	12.171483	13.418142	10.24%	2,269,167
2005	11.670391	12.171483	4.29%	2,413,678
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.685815	19.415952	3.91%	195,078
2013	15.423198	18.685815	21.15%	235,406
2012	13.694906	15.423198	12.62%	256,783
2011	14.133512	13.694906	-3.10%	327,875
2010	12.652379	14.133512	11.71%	466,051
2009	10.274086	12.652379	23.15%	570,966
2008	15.126268	10.274086	-32.08%	679,611
2007	14.394580	15.126268	5.08%	870,862
2006	12.693820	14.394580	13.40%	948,953
2005	11.974819	12.693820	6.00%	980,835
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	16.081195	16.674919	3.69%	214,804
2013	14.700786	16.081195	9.39%	239,842
2012	13.744583	14.700786	6.96%	268,058
2011	13.602588	13.744583	1.04%	304,951
2010	12.661628	13.602588	7.43%	376,946
2009	11.163914	12.661628	13.42%	462,962
2008	13.273598	11.163914	-15.89%	575,042
2007	12.666238	13.273598	4.80%	660,145
2006	11.799948	12.666238	7.34%	719,933
2005	11.407100	11.799948	3.44%	887,461
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.506297	23.164826	7.71%	2,516,491
2013	15.890965	21.506297	35.34%	2,892,526
2012	13.524717	15.890965	17.50%	3,460,249
2011	13.973162	13.524717	-3.21%	4,119,003
2010	12.972674	13.973162	7.71%	5,209,087
2009*	10.000000	12.972674	29.73%	22,383
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.958855	-0.41%	2,625
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.155337	1.55%	4,035

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	37.695009	40.833571	8.33%	305,318
2013	28.617979	37.695009	31.72%	346,274
2012	24.607961	28.617979	16.30%	394,658
2011	25.504919	24.607961	-3.52%	457,662
2010	20.413669	25.504919	24.94%	546,456
2009	15.077897	20.413669	35.39%	626,385
2008	23.970996	15.077897	-37.10%	761,996
2007	22.512588	23.970996	6.48%	969,162
2006	20.692968	22.512588	8.79%	1,060,641
2005	18.645507	20.692968	10.98%	1,435,148
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	12.259284	12.136699	-1.00%	1,571,142
2013	12.383118	12.259284	-1.00%	1,763,581
2012	12.508534	12.383118	-1.00%	2,221,745
2011	12.634528	12.508534	-1.00%	2,730,978
2010	12.762125	12.634528	-1.00%	2,917,515
2009	12.885627	12.762125	-0.96%	4,196,066
2008	12.753859	12.885627	1.03%	6,938,327
2007	12.294172	12.753859	3.74%	6,092,069
2006	11.879825	12.294172	3.49%	4,605,570
2005	11.687660	11.879825	1.64%	4,790,528
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.843647	19.379711	2.84%	310,479
2013	19.250429	18.843647	-2.11%	348,269
2012	17.323276	19.250429	11.12%	429,562
2011	16.578115	17.323276	4.49%	472,149
2010	15.142345	16.578115	9.48%	580,478
2009	12.297244	15.142345	23.14%	638,815
2008	15.018347	12.297244	-18.12%	667,699
2007	14.500268	15.018347	3.57%	999,631
2006	13.970430	14.500268	3.79%	996,552
2005	13.810089	13.970430	1.16%	1,313,977
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.864608	18.487694	-2.00%	394,558
2013	15.700986	18.864608	20.15%	0
2012	13.682106	15.700986	14.76%	0
2011	15.240751	13.682106	-10.23%	0
2010	13.487800	15.240751	13.00%	0
2009*	10.000000	13.487800	34.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.045355	-9.55%	37,925

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.718952	14.999124	9.33%	171,792
2013	10.284552	13.718952	33.39%	195,340
2012	8.928458	10.284552	15.19%	236,813
2011	9.288387	8.928458	-3.88%	265,681
2010	8.122360	9.288387	14.36%	301,669
2009	6.321912	8.122360	28.48%	139,008
2008*	10.000000	6.321912	-36.78%	379
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.228596	16.662041	9.41%	69,744
2013	11.357454	15.228596	34.08%	92,263
2012	9.738064	11.357454	16.63%	105,285
2011	10.445201	9.738064	-6.77%	92,790
2010*	10.000000	10.445201	4.45%	109,660
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.845406	14.019590	9.14%	0
2013	9.609265	12.845406	33.68%	303
2012	8.254459	9.609265	16.41%	4,587
2011	8.878589	8.254459	-7.03%	5,373
2010	7.954382	8.878589	11.62%	12,053
2009	6.306107	7.954382	26.14%	30,148
2008*	10.000000	6.306107	-36.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.622081	15.059962	2.99%	842,278
2013	10.629913	14.622081	37.56%	948,819
2012	9.344790	10.629913	13.75%	1,151,307
2011	9.855848	9.344790	-5.19%	1,411,182
2010	7.850060	9.855848	25.55%	1,855,080
2009	6.237618	7.850060	25.85%	2,160,005
2008*	10.000000	6.237618	-37.62%	28,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.363329	17.798363	15.85%	247,153
2013	11.437765	15.363329	34.32%	266,140
2012	9.930372	11.437765	15.18%	296,161
2011	10.268837	9.930372	-3.30%	369,753
2010	8.670329	10.268837	18.44%	472,978
2009	6.712608	8.670329	29.16%	575,724
2008*	10.000000	6.712608	-32.87%	53,510

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.914583	23.323254	1.78%	107,980
2013	16.041297	22.914583	42.85%	123,491
2012	14.284229	16.041297	12.30%	160,036
2011	14.522367	14.284229	-1.64%	195,121
2010	11.693257	14.522367	24.19%	243,332
2009	9.266642	11.693257	26.19%	229,097
2008	17.469822	9.266642	-46.96%	277,797
2007	16.079454	17.469822	8.65%	367,813
2006	15.736751	16.079454	2.18%	329,706
2005	14.705495	15.736751	7.01%	424,820
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	38.814772	41.124972	5.95%	262,809
2013	27.924925	38.814772	39.00%	304,084
2012	23.419470	27.924925	19.24%	368,705
2011	24.919044	23.419470	-6.02%	443,569
2010	19.881258	24.919044	25.34%	526,314
2009	15.910974	19.881258	24.95%	615,387
2008	23.688186	15.910974	-32.83%	745,823
2007	25.700638	23.688186	-7.83%	997,672
2006	22.132086	25.700638	16.12%	1,135,612
2005	21.688535	22.132086	2.05%	1,630,850
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	34.595520	34.528754	-0.19%	380,518
2013	24.799984	34.595520	39.50%	445,123
2012	21.688743	24.799984	14.34%	498,410
2011	23.196879	21.688743	-6.50%	595,100
2010	18.697036	23.196879	24.07%	730,524
2009	14.020495	18.697036	33.36%	884,963
2008	22.912286	14.020495	-38.81%	1,082,755
2007	22.661798	22.912286	1.11%	1,427,359
2006	20.430565	22.661798	10.92%	1,571,910
2005	18.373280	20.430565	11.20%	2,034,389
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	18.272254	20.287026	11.03%	1,264,957
2013	14.078198	18.272254	29.79%	1,411,727
2012	12.450898	14.078198	13.07%	1,592,931
2011	12.510242	12.450898	-0.47%	1,903,905
2010	11.138454	12.510242	12.32%	2,233,311
2009	8.922492	11.138454	24.84%	2,591,406
2008	15.420944	8.922492	-42.14%	3,120,854
2007	14.399488	15.420944	7.09%	3,938,872
2006	12.800151	14.399488	12.49%	4,685,398
2005	12.033586	12.800151	6.37%	6,381,253

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.544088	14.729813	27.60%	715,704
2013	11.316088	11.544088	2.01%	751,717
2012	9.872162	11.316088	14.63%	860,984
2011	9.363010	9.872162	5.44%	967,351
2010	7.264857	9.363010	28.88%	1,104,818
2009	5.608785	7.264857	29.53%	1,330,214
2008*	10.000000	5.608785	-43.91%	8,206
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.722581	13.123017	11.95%	37,859
2013*	10.000000	11.722581	17.23%	23,631
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.817035	10.761753	-0.51%	58,912
2013	10.914791	10.817035	-0.90%	67,539
2012	10.650053	10.914791	2.49%	54,175
2011	10.619488	10.650053	0.29%	82,540
2010	10.473321	10.619488	1.40%	117,130
2009	9.876921	10.473321	6.04%	147,253
2008*	10.000000	9.876921	-1.23%	10,199
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.595163	13.036751	3.51%	12,555
2013*	10.000000	12.595163	25.95%	11,197
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.631742	15.124011	-9.07%	6,833
2013	13.988765	16.631742	18.89%	10,505
2012	11.818233	13.988765	18.37%	22,670
2011	13.631293	11.818233	-13.30%	11,921
2010	12.947279	13.631293	5.28%	21,455
2009*	10.000000	12.947279	29.47%	49,102
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	11.041547	10.997803	-0.40%	103,647
2013	11.084708	11.041547	-0.39%	206,709
2012	10.704008	11.084708	3.56%	148,525
2011	10.780700	10.704008	-0.71%	176,769
2010	10.342960	10.780700	4.23%	230,575
2009	9.218849	10.342960	12.19%	235,172
2008	10.756440	9.218849	-14.29%	343,387
2007	10.370836	10.756440	3.72%	467,179
2006	10.052897	10.370836	3.16%	311,058
2005	10.009689	10.052897	0.43%	309,008

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.748984	13.059561	2.44%	3,124
2013	8.830358	12.748984	44.38%	4,629
2012	8.196715	8.830358	7.73%	3,730
2011	8.368077	8.196715	-2.05%	4,889
2010	7.066698	8.368077	18.42%	12,808
2009	5.814929	7.066698	21.53%	7,180
2008	9.704429	5.814929	-40.08%	8,685
2007	9.752776	9.704429	-0.50%	4,703
2006*	10.000000	9.752776	-2.47%	3,624
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.546100	21.359597	9.28%	74,189
2013	14.348123	19.546100	36.23%	78,123
2012	13.059508	14.348123	9.87%	74,601
2011	13.610405	13.059508	-4.05%	92,684
2010	11.190264	13.610405	21.63%	132,503
2009	8.600466	11.190264	30.11%	41,507
2008	14.345864	8.600466	-40.05%	61,235
2007	13.466324	14.345864	6.53%	137,725
2006	11.962752	13.466324	12.57%	80,747
2005	11.307864	11.962752	5.79%	37,395
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.436954	24.492693	14.25%	0
2013	16.689922	21.436954	28.44%	0
2012	14.773106	16.689922	12.98%	0
2011	15.095505	14.773106	-2.14%	0
2010	13.935588	15.095505	8.32%	0
2009	9.740183	13.935588	43.07%	1,226,331
2008	18.058837	9.740183	-46.06%	1,485,496
2007	15.981041	18.058837	13.00%	1,901,006
2006	14.953478	15.981041	6.87%	2,029,544
2005	14.371352	14.953478	4.05%	2,798,274
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	18.805197	19.693998	4.73%	404,138
2013	13.968575	18.805197	34.63%	468,366
2012	12.117091	13.968575	15.28%	545,513
2011	12.106591	12.117091	0.09%	684,652
2010	9.593819	12.106591	26.19%	914,219
2009	7.307829	9.593819	31.28%	1,022,116
2008	14.493128	7.307829	-49.58%	1,196,061
2007	13.768452	14.493128	5.26%	1,495,403
2006	13.507902	13.768452	1.93%	1,523,435
2005	12.146601	13.507902	11.21%	2,000,298

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	19.172548	19.415910	1.27%	441,841
2013	15.212183	19.172548	26.03%	173,515
2012	12.671575	15.212183	20.05%	225,181
2011	13.956325	12.671575	-9.21%	276,637
2010	12.156439	13.956325	14.81%	358,059
2009	8.785199	12.156439	38.37%	435,112
2008	14.836719	8.785199	-40.79%	517,601
2007	14.096616	14.836719	5.25%	664,597
2006	12.098203	14.096616	16.52%	540,184
2005	10.690477	12.098203	13.17%	749,081
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.046185	10.228057	1.81%	24,082
2013	10.161111	10.046185	-1.13%	24,778
2012*	10.000000	10.161111	1.61%	14,250
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.052368	-9.48%	1,392
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	18.457395	20.228616	9.60%	829,609
2013	14.148364	18.457395	30.46%	939,220
2012	12.228480	14.148364	15.70%	1,091,621
2011	12.353526	12.228480	-1.01%	1,296,587
2010	10.747117	12.353526	14.95%	1,470,012
2009	8.462112	10.747117	27.00%	1,743,920
2008	13.891938	8.462112	-39.09%	2,087,338
2007	13.438519	13.891938	3.37%	2,625,006
2006	11.800801	13.438519	13.88%	2,608,682
2005	11.247494	11.800801	4.92%	3,378,475
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.812087	17.522035	10.81%	87,723
2013	11.326201	15.812087	39.61%	80,203
2012	9.696709	11.326201	16.80%	90,599
2011	10.016048	9.696709	-3.19%	117,080
2010	8.198253	10.016048	22.17%	140,601
2009	6.035955	8.198253	35.82%	152,348
2008	9.806902	6.035955	-38.45%	119,482
2007	10.027818	9.806902	-2.20%	129,493
2006*	10.000000	10.027818	0.28%	45,452
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.551064	10.493072	-0.55%	35,253
2013	10.646004	10.551064	-0.89%	31,013
2012*	10.000000	10.646004	6.46%	21,195
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.720707	-2.79%	2,880

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.199383	12.113738	-0.70%	28,113
2013	13.188713	12.199383	-7.50%	30,388
2012	12.659862	13.188713	4.18%	46,208
2011	11.794721	12.659862	7.33%	61,149
2010	10.892947	11.794721	8.28%	46,676
2009*	10.000000	10.892947	8.93%	25,689
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.815006	11.784374	-0.26%	216,530
2013	11.962122	11.815006	-1.23%	246,867
2012	11.426241	11.962122	4.69%	336,736
2011	11.426181	11.426241	0.00%	330,074
2010	10.972580	11.426181	4.13%	269,181
2009*	10.000000	10.972580	9.73%	157,851
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.728191	14.011047	2.06%	0
2013	15.274788	13.728191	-10.13%	0
2012	14.187427	15.274788	7.66%	0
2011	12.832907	14.187427	10.56%	0
2010	11.989972	12.832907	7.03%	0
2009	10.233581	11.989972	17.16%	0
2008	11.117930	10.233581	-7.95%	0
2007	10.150264	11.117930	9.53%	0
2006*	10.000000	10.150264	1.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	15.149892	15.638966	3.23%	0
2013	15.608148	15.149892	-2.94%	0
2012	14.385198	15.608148	8.50%	0
2011	14.024561	14.385198	2.57%	0
2010	13.103118	14.024561	7.03%	0
2009	11.607173	13.103118	12.89%	0
2008	11.192892	11.607173	3.70%	0
2007	10.397518	11.192892	7.65%	0
2006*	10.000000	10.397518	3.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.536964	10.866335	3.13%	100,472
2013	10.866491	10.536964	-3.03%	200,430
2012	10.024180	10.866491	8.40%	291,736
2011*	10.000000	10.024180	0.24%	89,363

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.242403	13.595417	-4.54%	0
2013	11.890787	14.242403	19.78%	0
2012	11.162304	11.890787	6.53%	0
2011	12.827101	11.162304	-12.98%	0
2010	9.969577	12.827101	28.66%	0
2009	6.371840	9.969577	56.46%	0
2008	11.345596	6.371840	-43.84%	0
2007	11.022381	11.345596	2.93%	0
2006*	10.000000	11.022381	10.22%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.313220	28.987536	29.91%	289,943
2013	14.974522	22.313220	49.01%	312,482
2012	11.546715	14.974522	29.69%	192,699
2011	10.565801	11.546715	9.28%	77,461
2010*	10.000000	10.565801	5.66%	14,197
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.464559	13.309222	6.78%	50,242
2013	12.630488	12.464559	-1.31%	9,035
2012	11.657842	12.630488	8.34%	24,282
2011	11.145807	11.657842	4.59%	10,246
2010	10.507625	11.145807	6.07%	17,850
2009	9.680126	10.507625	8.55%	26,033
2008	10.889121	9.680126	-11.10%	65,042
2007	10.430891	10.889121	4.39%	97,113
2006*	10.000000	10.430891	4.31%	25,449
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	28.756364	29.302223	1.90%	30,195
2013	31.832058	28.756364	-9.66%	32,610
2012	27.258398	31.832058	16.78%	36,249
2011	25.723887	27.258398	5.97%	40,283
2010	23.676404	25.723887	8.65%	47,436
2009	18.366965	23.676404	28.91%	64,808
2008	21.820497	18.366965	-15.83%	74,443
2007	20.690560	21.820497	5.46%	111,573
2006	18.860656	20.690560	9.70%	141,303
2005	16.971481	18.860656	11.13%	191,916

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	17.124886	17.318927	1.13%	0
2013	14.918819	17.124886	14.79%	0
2012	13.237225	14.918819	12.70%	0
2011	13.881340	13.237225	-4.64%	0
2010	13.267448	13.881340	4.63%	0
2009	10.112024	13.267448	31.20%	0
2008	18.445895	10.112024	-45.18%	0
2007	16.260753	18.445895	13.44%	0
2006	13.125582	16.260753	23.89%	0
2005	11.936572	13.125582	9.96%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	27.755533	27.364000	-1.41%	94,616
2013	25.027510	27.755533	10.90%	116,410
2012	19.475564	25.027510	28.51%	157,143
2011	26.489999	19.475564	-26.48%	78,843
2010	21.095357	26.489999	25.57%	105,876
2009	9.995565	21.095357	111.05%	127,330
2008	28.667616	9.995565	-65.13%	176,481
2007	21.043217	28.667616	36.23%	242,710
2006	15.237545	21.043217	38.10%	271,242
2005	11.660118	15.237545	30.68%	423,027
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	32.002709	25.630017	-19.91%	86,780
2013	29.245272	32.002709	9.43%	116,237
2012	28.573818	29.245272	2.35%	173,288
2011	34.544846	28.573818	-17.28%	51,452
2010	26.999970	34.544846	27.94%	59,810
2009	17.312148	26.999970	55.96%	73,781
2008	32.459174	17.312148	-46.66%	86,244
2007	22.557423	32.459174	43.90%	117,391
2006	18.302059	22.557423	23.25%	115,878
2005	12.188387	18.302059	50.16%	171,677
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.547418	8.421726	-20.15%	74,525
2013	9.659472	10.547418	9.19%	52,543
2012*	10.000000	9.659472	-3.41%	51,679

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	17.291749	18.864865	9.10%	34,509
2013	13.041570	17.291749	32.59%	43,857
2012	11.329316	13.041570	15.11%	45,947
2011	12.282035	11.329316	-7.76%	53,558
2010	11.042852	12.282035	11.22%	75,626
2009	8.778734	11.042852	25.79%	102,725
2008	14.271745	8.778734	-38.49%	139,328
2007	13.111796	14.271745	8.85%	170,673
2006	11.650038	13.111796	12.55%	26,959
2005	10.820948	11.650038	7.66%	30,328
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.689546	23.983707	-2.86%	32,518
2013	16.600420	24.689546	48.73%	52,374
2012	15.544916	16.600420	6.79%	50,014
2011	16.458136	15.544916	-5.55%	80,090
2010	13.113465	16.458136	25.51%	52,345
2009*	10.000000	13.113465	31.13%	21,276

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.265568	11.616229	3.11%	2,804
2013	10.171360	11.265568	10.76%	2,804
2012*	10.000000	10.171360	1.71%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.852225	17.089039	7.80%	1,228
2013	11.639747	15.852225	36.19%	1,772
2012	9.929626	11.639747	17.22%	2,053
2011	10.981611	9.929626	-9.58%	1,665
2010	8.766988	10.981611	25.26%	1,722
2009	6.210682	8.766988	41.16%	1,723
2008*	10.000000	6.210682	-37.89%	1,933
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.806843	14.112683	2.22%	35,963
2013	15.246127	13.806843	-9.44%	40,560
2012	14.348536	15.246127	6.26%	76,784
2011	12.976315	14.348536	10.57%	94,420
2010	12.475359	12.976315	4.02%	96,684
2009	11.439243	12.475359	9.06%	87,731
2008	11.747255	11.439243	-2.62%	71,695
2007	10.843127	11.747255	8.34%	66,908
2006	10.786652	10.843127	0.52%	88,363
2005	10.733074	10.786652	0.50%	138,212
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	22.043319	24.539104	11.32%	62,592
2013	16.401807	22.043319	34.40%	68,792
2012	14.446241	16.401807	13.54%	89,152
2011	14.158602	14.446241	2.03%	105,137
2010	12.535413	14.158602	12.95%	123,244
2009	10.727161	12.535413	16.86%	143,565
2008	16.573281	10.727161	-35.27%	160,085
2007	16.761402	16.573281	-1.12%	223,584
2006	14.466750	16.761402	15.86%	296,813
2005	13.972751	14.466750	3.54%	384,570
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	20.313415	18.993253	-6.50%	0
2013	16.770519	20.313415	21.13%	0
2012	13.988654	16.770519	19.89%	0
2011	16.072303	13.988654	-12.96%	0
2010	14.336936	16.072303	12.10%	0
2009	10.831749	14.336936	32.36%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.707946	20.399670	15.20%	8,382
2013	13.753796	17.707946	28.75%	5,050
2012	11.949043	13.753796	15.10%	7,448
2011	12.159910	11.949043	-1.73%	7,791
2010	10.304816	12.159910	18.00%	7,037
2009	8.014303	10.304816	28.58%	8,663
2008	10.706130	8.014303	-25.14%	11,100
2007	11.075698	10.706130	-3.34%	11,978
2006*	10.000000	11.075698	10.76%	6,384
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.842864	31.154146	11.89%	0
2013	21.361093	27.842864	30.34%	0
2012	18.841943	21.361093	13.37%	0
2011	18.850238	18.841943	-0.04%	0
2010	16.795689	18.850238	12.23%	0
2009	14.161038	16.795689	18.60%	160,549
2008	19.544919	14.161038	-27.55%	210,932
2007	20.823433	19.544919	-6.14%	284,933
2006	17.735498	20.823433	17.41%	397,513
2005	17.064195	17.735498	3.93%	427,469
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.426583	15.559553	0.86%	42,427
2013	13.625966	15.426583	13.21%	49,901
2012	12.522776	13.625966	8.81%	42,160
2011	13.133455	12.522776	-4.65%	39,256
2010	12.092418	13.133455	8.61%	17,146
2009*	10.000000	12.092418	20.92%	5,217
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.255259	12.807906	4.51%	0
2013*	10.000000	12.255259	22.55%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.907968	9.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.723527	25.716849	4.02%	9,350
2013	17.756361	24.723527	39.24%	19,349
2012	15.504543	17.756361	14.52%	16,422
2011	15.581041	15.504543	-0.49%	14,580
2010	12.514225	15.581041	24.51%	16,025
2009	10.115464	12.514225	23.71%	16,536
2008	14.797388	10.115464	-31.64%	16,925
2007	15.053847	14.797388	-1.70%	36,302
2006	13.296932	15.053847	13.21%	54,884
2005	12.531223	13.296932	6.11%	111,725

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.651378	19.815693	12.26%	72,426
2013	13.278311	17.651378	32.93%	88,800
2012	11.984428	13.278311	10.80%	104,618
2011	12.003161	11.984428	-0.16%	114,882
2010	10.565158	12.003161	13.61%	123,416
2009	7.982669	10.565158	32.35%	164,466
2008	12.302642	7.982669	-35.11%	196,243
2007	11.535771	12.302642	6.65%	222,035
2006	10.675613	11.535771	8.06%	235,769
2005	10.412112	10.675613	2.53%	309,472
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	21.437986	24.060595	12.23%	404,325
2013	16.409743	21.437986	30.64%	489,166
2012	14.329183	16.409743	14.52%	566,151
2011	14.214038	14.329183	0.81%	638,164
2010	12.508709	14.214038	13.63%	752,349
2009	10.006349	12.508709	25.01%	843,890
2008	16.088042	10.006349	-37.80%	963,227
2007	15.447861	16.088042	4.14%	1,184,142
2006	13.516530	15.447861	14.29%	1,476,564
2005	13.047436	13.516530	3.60%	1,913,723
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	22.685664	24.263839	6.96%	80,526
2013	18.931193	22.685664	19.83%	114,682
2012	17.325450	18.931193	9.27%	131,110
2011	16.061437	17.325450	7.87%	134,981
2010	14.075751	16.061437	14.11%	143,187
2009	11.606754	14.075751	21.27%	143,425
2008	16.650466	11.606754	-30.29%	172,542
2007	15.707738	16.650466	6.00%	223,936
2006	13.628374	15.707738	15.26%	268,269
2005	13.194929	13.628374	3.28%	343,841
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	17.599136	15.791354	-10.27%	0
2013	14.460756	17.599136	21.70%	0
2012	12.971564	14.460756	11.48%	0
2011	16.080873	12.971564	-19.34%	0
2010	15.558293	16.080873	3.36%	0
2009	12.005020	15.558293	29.60%	0
2008	19.356758	12.005020	-37.98%	0
2007	18.783101	19.356758	3.05%	0
2006	15.483062	18.783101	21.31%	0
2005	13.984190	15.483062	10.72%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	17.314482	17.405829	0.53%	0
2013	11.779409	17.314482	46.99%	0
2012	9.874194	11.779409	19.29%	0
2011	11.582473	9.874194	-14.75%	0
2010	8.925134	11.582473	29.77%	0
2009	7.156492	8.925134	24.71%	0
2008	11.589311	7.156492	-38.25%	0
2007	13.169471	11.589311	-12.00%	0
2006	12.825297	13.169471	2.68%	0
2005	12.250377	12.825297	4.69%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.928775	-0.71%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.256981	18.750515	2.70%	77,422
2013	18.261709	18.256981	-0.03%	99,935
2012	16.820657	18.261709	8.57%	122,814
2011	16.620967	16.820657	1.20%	128,350
2010	15.480771	16.620967	7.37%	149,522
2009	12.990430	15.480771	19.17%	187,491
2008	14.160260	12.990430	-8.26%	170,307
2007	13.580223	14.160260	4.27%	248,379
2006	13.176561	13.580223	3.06%	268,811
2005	13.145443	13.176561	0.24%	311,739
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	14.070785	14.528619	3.25%	1,216
2013	12.540583	14.070785	12.20%	1,559
2012	11.347922	12.540583	10.51%	1,707
2011	11.500768	11.347922	-1.33%	9,723
2010	10.309630	11.500768	11.55%	14,723
2009	8.392104	10.309630	22.85%	10,555
2008	11.319809	8.392104	-25.86%	12,774
2007	10.530166	11.319809	7.50%	2,979
2006*	10.000000	10.530166	5.30%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.900524	14.396115	3.57%	36,804
2013	12.115068	13.900524	14.74%	26,113
2012	10.817319	12.115068	12.00%	25,387
2011	11.056214	10.817319	-2.16%	13,352
2010	9.756750	11.056214	13.32%	16,352
2009	7.656909	9.756750	27.42%	15,350
2008	11.500128	7.656909	-33.42%	15,350
2007	10.550192	11.500128	9.00%	15,350
2006*	10.000000	10.550192	5.50%	2,550

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	14.068396	14.597402	3.76%	17,157
2013	11.702066	14.068396	20.22%	11,919
2012	10.240987	11.702066	14.27%	5,182
2011	10.636213	10.240987	-3.72%	5,273
2010	9.266421	10.636213	14.78%	5,366
2009	7.126651	9.266421	30.02%	3,190
2008	11.631044	7.126651	-38.73%	0
2007	10.570374	11.631044	10.03%	0
2006*	10.000000	10.570374	5.70%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	30.840715	34.122956	10.64%	0
2013	23.765882	30.840715	29.77%	0
2012	20.650852	23.765882	15.08%	0
2011	21.434766	20.650852	-3.66%	0
2010	18.497453	21.434766	15.88%	0
2009	13.779338	18.497453	34.24%	471,122
2008	24.266828	13.779338	-43.22%	554,127
2007	20.871508	24.266828	16.27%	678,302
2006	18.901750	20.871508	10.42%	803,476
2005	16.347553	18.901750	15.62%	1,036,835
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.555350	10.837471	-13.68%	26,131
2013	10.220704	12.555350	22.84%	29,621
2012	9.862474	10.220704	3.63%	30,900
2011	10.513569	9.862474	-6.19%	38,459
2010	8.916868	10.513569	17.91%	45,800
2009	6.106444	8.916868	46.02%	52,542
2008	13.535090	6.106444	-54.88%	58,181
2007	9.392496	13.535090	44.11%	70,917
2006*	10.000000	9.392496	-6.08%	24,561
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.394881	23.000763	7.51%	281,839
2013	16.890484	21.394881	26.67%	320,785
2012	14.566483	16.890484	15.95%	380,753
2011	14.595385	14.566483	-0.20%	440,889
2010	12.816432	14.595385	13.88%	506,277
2009	9.961011	12.816432	28.67%	586,152
2008	17.570160	9.961011	-43.31%	666,583
2007	17.509406	17.570160	0.35%	865,326
2006	14.735761	17.509406	18.82%	1,083,107
2005	14.080938	14.735761	4.65%	1,369,313

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	16.808657	18.645165	10.93%	0
2013	12.329235	16.808657	36.33%	0
2012	10.430317	12.329235	18.21%	0
2011	10.315846	10.430317	1.11%	0
2010	8.430965	10.315846	22.36%	0
2009	5.847137	8.430965	44.19%	175,064
2008	13.149486	5.847137	-55.53%	188,474
2007	10.800919	13.149486	21.74%	229,811
2006	10.365706	10.800919	4.20%	284,094
2005	9.622655	10.365706	7.72%	347,480
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	21.285744	23.418734	10.02%	230,904
2013	15.793657	21.285744	34.77%	272,947
2012	13.934779	15.793657	13.34%	313,438
2011	14.062490	13.934779	-0.91%	370,007
2010	11.455749	14.062490	22.75%	424,991
2009	9.034332	11.455749	26.80%	476,870
2008	17.303522	9.034332	-47.79%	526,328
2007	13.784216	17.303522	25.53%	673,845
2006	13.051470	13.784216	5.61%	756,837
2005	12.481488	13.051470	4.57%	977,062
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.634003	15.636076	0.01%	103,141
2013	14.923333	15.634003	4.76%	115,075
2012	13.207193	14.923333	12.99%	132,151
2011	12.842832	13.207193	2.84%	156,436
2010	11.406381	12.842832	12.59%	182,966
2009	8.017681	11.406381	42.27%	203,944
2008	10.812888	8.017681	-25.85%	236,763
2007	10.645446	10.812888	1.57%	361,817
2006	9.676498	10.645446	10.01%	517,937
2005	9.538233	9.676498	1.45%	689,115
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	14.152912	14.810110	4.64%	63,874
2013	14.578556	14.152912	-2.92%	74,535
2012	13.930021	14.578556	4.66%	96,863
2011	13.130896	13.930021	6.09%	110,971
2010	12.323833	13.130896	6.55%	90,047
2009	10.767010	12.323833	14.46%	78,475
2008	11.257864	10.767010	-4.36%	78,707
2007	10.918161	11.257864	3.11%	85,938
2006	10.578824	10.918161	3.21%	93,019
2005	10.472919	10.578824	1.01%	95,094

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	16.091259	16.908897	5.08%	29,086
2013	11.951826	16.091259	34.63%	30,392
2012	10.526273	11.951826	13.54%	31,599
2011	11.914633	10.526273	-11.65%	43,843
2010	9.355633	11.914633	27.35%	62,255
2009	6.752766	9.355633	38.55%	47,266
2008	11.281790	6.752766	-40.14%	45,738
2007	9.873116	11.281790	14.27%	55,851
2006*	10.000000	9.873116	-1.27%	36,228
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.971276	17.240105	-9.13%	39,410
2013	14.705492	18.971276	29.01%	45,699
2012	12.329292	14.705492	19.27%	47,020
2011	15.053287	12.329292	-18.10%	54,785
2010	13.463671	15.053287	11.81%	61,219
2009	10.761419	13.463671	25.11%	73,498
2008	19.374386	10.761419	-44.46%	79,794
2007	16.706448	19.374386	15.97%	95,040
2006	14.314265	16.706448	16.71%	111,526
2005	12.158959	14.314265	17.73%	159,159
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	22.068596	23.298293	5.57%	13,717
2013	17.097373	22.068596	29.08%	14,533
2012	13.594834	17.097373	25.76%	15,859
2011	15.072456	13.594834	-9.80%	17,139
2010	12.045668	15.072456	25.13%	19,457
2009	7.734279	12.045668	55.74%	25,912
2008	16.009451	7.734279	-51.69%	21,717
2007	15.322256	16.009451	4.48%	26,938
2006	13.325954	15.322256	14.98%	31,385
2005	13.131503	13.325954	1.48%	52,356
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.654328	12.878088	1.77%	38,462
2013	10.332486	12.654328	22.47%	6,764
2012	9.054124	10.332486	14.12%	6,372
2011	9.293298	9.054124	-2.57%	7,148
2010	8.518401	9.293298	9.10%	2,045
2009	6.609350	8.518401	28.88%	2,045
2008*	10.000000	6.609350	-33.91%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.158534	15.691720	3.52%	75,754
2013	13.444974	15.158534	12.74%	84,993
2012	12.061852	13.444974	11.47%	78,828
2011	11.905722	12.061852	1.31%	87,449
2010	10.678713	11.905722	11.49%	88,136
2009	7.958979	10.678713	34.17%	86,574
2008	11.434551	7.958979	-30.40%	104,144
2007	11.138120	11.434551	2.66%	130,688
2006*	10.000000	11.138120	11.38%	71,021
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.882966	15.805942	-0.48%	12,134
2013	11.781884	15.882966	34.81%	16,067
2012	10.057777	11.781884	17.14%	13,733
2011	10.561417	10.057777	-4.77%	19,857
2010	8.324145	10.561417	26.88%	22,449
2009	6.513398	8.324145	27.80%	17,185
2008	9.827275	6.513398	-33.72%	11,403
2007	10.174262	9.827275	-3.41%	14,039
2006*	10.000000	10.174262	1.74%	20,282
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.362669	-6.37%	6,163
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	20.090070	17.714928	-11.82%	0
2013	16.470038	20.090070	21.98%	0
2012	14.035178	16.470038	17.35%	0
2011	15.838106	14.035178	-11.38%	0
2010	14.728363	15.838106	7.53%	0
2009	10.837681	14.728363	35.90%	0
2008	18.326473	10.837681	-40.86%	0
2007	15.996376	18.326473	14.57%	0
2006	13.283455	15.996376	20.42%	0
2005	12.151044	13.283455	9.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.673175	-13.27%	10,824
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.014511	0.15%	58,662
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.507316	11.835726	2.85%	0
2013	10.240185	11.507316	12.37%	0
2012*	10.000000	10.240185	2.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.925315	10.278714	3.56%	0
2013*	10.000000	9.925315	-0.75%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.748941	12.207354	3.90%	0
2013	9.953963	11.748941	18.03%	0
2012	8.629834	9.953963	15.34%	0
2011	10.358487	8.629834	-16.69%	0
2010	9.048676	10.358487	14.48%	0
2009	7.637787	9.048676	18.47%	0
2008	12.527832	7.637787	-39.03%	0
2007	11.628301	12.527832	7.74%	0
2006*	10.000000	11.628301	16.28%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.345193	14.928276	11.86%	0
2013	10.333087	13.345193	29.15%	0
2012	9.018795	10.333087	14.57%	0
2011	9.526461	9.018795	-5.33%	0
2010	7.753206	9.526461	22.87%	0
2009	5.442736	7.753206	42.45%	0
2008	9.162323	5.442736	-40.60%	0
2007	10.338322	9.162323	-11.38%	0
2006*	10.000000	10.338322	3.38%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.318737	15.119160	5.59%	0
2013	12.656900	14.318737	13.13%	0
2012	11.291257	12.656900	12.09%	0
2011	11.336702	11.291257	-0.40%	0
2010	10.362476	11.336702	9.40%	0
2009	8.336009	10.362476	24.31%	0
2008	11.572090	8.336009	-27.96%	0
2007	11.029602	11.572090	4.92%	0
2006*	10.000000	11.029602	10.30%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.317995	16.310809	6.48%	0
2013	11.620906	15.317995	31.81%	0
2012	10.168086	11.620906	14.29%	0
2011	10.742667	10.168086	-5.35%	0
2010	9.309787	10.742667	15.39%	0
2009	7.073617	9.309787	31.61%	0
2008	11.610128	7.073617	-39.07%	0
2007	11.412658	11.610128	1.73%	0
2006*	10.000000	11.412658	14.13%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.293055	17.541607	1.44%	0
2013	16.275074	17.293055	6.25%	0
2012	14.319260	16.275074	13.66%	0
2011	14.476212	14.319260	-1.08%	0
2010	12.673999	14.476212	14.22%	0
2009	7.414414	12.673999	70.94%	0
2008	10.701370	7.414414	-30.72%	0
2007	10.595617	10.701370	1.00%	0
2006*	10.000000	10.595617	5.96%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	20.172737	19.685201	-2.42%	0
2013	14.903266	20.172737	35.36%	0
2012	12.603164	14.903266	18.25%	0
2011	13.351907	12.603164	-5.61%	0
2010	11.070715	13.351907	20.61%	0
2009	7.175016	11.070715	54.30%	0
2008	11.807040	7.175016	-39.23%	0
2007	10.823400	11.807040	9.09%	0
2006*	10.000000	10.823400	8.23%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.849594	17.823472	-0.15%	0
2013	13.530212	17.849594	31.92%	0
2012	11.675406	13.530212	15.89%	0
2011	12.754974	11.675406	-8.46%	0
2010	10.942598	12.754974	16.56%	0
2009	7.683579	10.942598	42.42%	0
2008	10.855001	7.683579	-29.22%	0
2007	10.770511	10.855001	0.78%	0
2006*	10.000000	10.770511	7.71%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.588476	15.705792	7.66%	0
2013	10.431236	14.588476	39.85%	0
2012	9.450212	10.431236	10.38%	0
2011	9.741117	9.450212	-2.99%	0
2010	7.566956	9.741117	28.73%	0
2009	5.656444	7.566956	33.78%	0
2008	10.831863	5.656444	-47.78%	0
2007	10.366458	10.831863	4.49%	0
2006*	10.000000	10.366458	3.66%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.558043	14.319570	14.03%	0
2013	9.893896	12.558043	26.93%	0
2012	9.031451	9.893896	9.55%	0
2011	9.539342	9.031451	-5.32%	0
2010	8.264628	9.539342	15.42%	0
2009	6.266681	8.264628	31.88%	0
2008	10.064080	6.266681	-37.73%	0
2007	10.841608	10.064080	-7.17%	0
2006*	10.000000	10.841608	8.42%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.391952	11.441906	-7.67%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.538975	16.996623	-3.09%	0
2013	13.436142	17.538975	30.54%	0
2012	11.073497	13.436142	21.34%	0
2011	11.293642	11.073497	-1.95%	0
2010*	10.000000	11.293642	12.94%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.423660	14.403721	7.30%	0
2013	9.680575	13.423660	38.67%	0
2012*	10.000000	9.680575	-3.19%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.365753	14.305744	7.03%	7,673
2013	9.662360	13.365753	38.33%	12,894
2012*	10.000000	9.662360	-3.38%	7,673
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	19.251600	20.601271	7.01%	0
2013	15.052963	19.251600	27.89%	0
2012	13.358605	15.052963	12.68%	0
2011	13.508599	13.358605	-1.11%	0
2010	12.461145	13.508599	8.41%	0
2009	9.815733	12.461145	26.95%	0
2008	14.200219	9.815733	-30.88%	0
2007	13.274303	14.200219	6.98%	0
2006	11.494849	13.274303	15.48%	0
2005	11.030508	11.494849	4.21%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.613858	13.609039	7.89%	0
2013	10.183229	12.613858	23.87%	0
2012	9.141837	10.183229	11.39%	0
2011*	10.000000	9.141837	-8.58%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.824948	22.291122	18.41%	0
2013	13.536638	18.824948	39.07%	0
2012	11.315773	13.536638	19.63%	0
2011	11.001090	11.315773	2.86%	0
2010	10.558889	11.001090	4.19%	0
2009	8.357919	10.558889	26.33%	0
2008	11.833358	8.357919	-29.37%	0
2007	10.692056	11.833358	10.67%	0
2006*	10.000000	10.692056	6.92%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.791654	13.373732	13.42%	0
2013	11.601989	11.791654	1.63%	0
2012	9.151851	11.601989	26.77%	0
2011	9.892677	9.151851	-7.49%	0
2010	8.507631	9.892677	16.28%	0
2009	6.536992	8.507631	30.15%	0
2008	11.935165	6.536992	-45.23%	0
2007	12.769858	11.935165	-6.54%	0
2006*	10.000000	12.769858	27.70%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.663142	23.492284	-0.72%	0
2013	20.093703	23.663142	17.76%	0
2012	17.577252	20.093703	14.32%	0
2011	19.047466	17.577252	-7.72%	0
2010	17.055570	19.047466	11.68%	0
2009	12.744912	17.055570	33.82%	0
2008	21.604147	12.744912	-41.01%	0
2007	19.033002	21.604147	13.51%	0
2006	14.999471	19.033002	26.89%	0
2005	12.853733	14.999471	16.69%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.680409	13.070450	3.08%	0
2013	9.975509	12.680409	27.12%	0
2012*	10.000000	9.975509	-0.24%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.188629	14.053958	6.56%	630
2013	9.757113	13.188629	35.17%	630
2012*	10.000000	9.757113	-2.43%	630
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.917089	29.919151	-6.26%	15,619
2013	25.777362	31.917089	23.82%	20,928
2012	21.859705	25.777362	17.92%	26,770
2011	23.806693	21.859705	-8.18%	29,485
2010	22.138607	23.806693	7.53%	27,074
2009*	10.000000	22.138607	23.73%	18,984

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.335341	26.555150	0.83%	3,128
2013	24.085909	26.335341	9.34%	2,399
2012	20.517435	24.085909	17.39%	1,601
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	23.030823	24.582380	6.74%	0
2013	17.912545	23.030823	28.57%	152
2012	15.941383	17.912545	12.37%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.527615	15.592322	7.33%	127,638
2013	11.217191	14.527615	29.51%	164,219
2012	9.152791	11.217191	22.55%	186,080
2011	9.939702	9.152791	-7.92%	207,654
2010	9.433875	9.939702	5.36%	249,943
2009	6.529428	9.433875	44.48%	273,610
2008	11.849184	6.529428	-44.90%	275,800
2007	8.764647	11.849184	35.19%	311,261
2006	8.117387	8.764647	7.97%	254,450
2005	7.288137	8.117387	11.38%	324,462
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.309749	7.909099	8.20%	97,672
2013	5.456281	7.309749	33.97%	119,259
2012	4.628075	5.456281	17.90%	127,581
2011	5.120391	4.628075	-9.61%	115,922
2010	4.159826	5.120391	23.09%	128,528
2009	2.679452	4.159826	55.25%	137,029
2008	4.833165	2.679452	-44.56%	147,373
2007	4.013802	4.833165	20.41%	165,976
2006	3.761807	4.013802	6.70%	155,265
2005	3.407981	3.761807	10.38%	193,576
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	15.027932	13.070653	-13.02%	122,515
2013	13.289453	15.027932	13.08%	139,558
2012	11.866672	13.289453	11.99%	155,788
2011	17.724057	11.866672	-33.05%	96,727
2010	14.327608	17.724057	23.71%	112,213
2009	8.085923	14.327608	77.19%	127,587
2008	17.106374	8.085923	-52.73%	157,493
2007	13.504918	17.106374	26.67%	181,585
2006	9.307673	13.504918	45.09%	130,198
2005	7.129095	9.307673	30.56%	150,982

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	23.045945	26.249006	13.90%	13,458
2013	17.604088	23.045945	30.91%	16,007
2012	14.779693	17.604088	19.11%	18,186
2011	14.620270	14.779693	1.09%	14,632
2010	11.968266	14.620270	22.16%	13,977
2009	9.546589	11.968266	25.37%	18,497
2008	14.444819	9.546589	-33.91%	26,944
2007	14.249319	14.444819	1.37%	40,823
2006	12.324624	14.249319	15.62%	53,654
2005	11.404429	12.324624	8.07%	97,777
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.469268	-5.31%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.316344	13.104364	-8.47%	2,011
2013	10.245282	14.316344	39.74%	1,115
2012*	10.000000	10.245282	2.45%	1,373
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.864971	17.299985	9.05%	43,709
2013	11.824309	15.864971	34.17%	43,516
2012	10.312244	11.824309	14.66%	43,285
2011	10.470289	10.312244	-1.51%	44,130
2010	9.514194	10.470289	10.05%	52,172
2009	7.852222	9.514194	21.17%	43,898
2008	11.798906	7.852222	-33.45%	41,758
2007	11.083175	11.798906	6.46%	27,314
2006*	10.000000	11.083175	10.83%	12,848
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.161848	15.172591	0.07%	15,113
2013	12.005153	15.161848	26.29%	9,804
2012	10.465531	12.005153	14.71%	4,906
2011	10.767727	10.465531	-2.81%	2,428
2010*	10.000000	10.767727	7.68%	1,444
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	12.440021	13.704012	10.16%	127,117
2013	9.690133	12.440021	28.38%	149,039
2012	8.588883	9.690133	12.82%	167,869
2011	8.740195	8.588883	-1.73%	187,680
2010	7.407188	8.740195	18.00%	218,554
2009	5.608514	7.407188	32.07%	233,084
2008	9.247490	5.608514	-39.35%	251,503
2007	7.818137	9.247490	18.28%	349,568
2006	7.441876	7.818137	5.06%	404,436
2005	7.061579	7.441876	5.39%	505,610

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.657270	23.121864	11.93%	97,982
2013	15.827600	20.657270	30.51%	122,761
2012	13.950433	15.827600	13.46%	142,294
2011	14.007564	13.950433	-0.41%	171,530
2010	12.476300	14.007564	12.27%	200,379
2009*	10.000000	12.476300	24.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.445401	15.007053	3.89%	102,461
2013	11.841407	14.445401	21.99%	98,123
2012	10.341961	11.841407	14.50%	86,601
2011	10.355268	10.341961	-0.13%	86,889
2010	9.342382	10.355268	10.84%	94,226
2009	7.650257	9.342382	22.12%	89,879
2008	11.009718	7.650257	-30.51%	73,862
2007	10.483365	11.009718	5.02%	79,037
2006*	10.000000	10.483365	4.83%	32,116
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.593846	12.043245	3.88%	29,444
2013	12.026412	11.593846	-3.60%	40,461
2012	11.579229	12.026412	3.86%	81,706
2011	11.068248	11.579229	4.62%	88,189
2010	10.553506	11.068248	4.88%	89,690
2009	9.510049	10.553506	10.97%	87,830
2008	10.663696	9.510049	-10.82%	132,791
2007	10.465384	10.663696	1.89%	86,918
2006*	10.000000	10.465384	4.65%	8,998
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.752053	15.872767	0.77%	33,324
2013	12.374839	15.752053	27.29%	37,597
2012	10.243919	12.374839	20.80%	35,266
2011	11.415074	10.243919	-10.26%	40,136
2010	10.364857	11.415074	10.13%	40,671
2009	7.397298	10.364857	40.12%	43,753
2008	12.183081	7.397298	-39.28%	43,997
2007	10.766487	12.183081	13.16%	38,970
2006*	10.000000	10.766487	7.66%	16,324
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.194790	15.178790	6.93%	44,744
2013	11.068060	14.194790	28.25%	49,480
2012	9.527781	11.068060	16.17%	94,428
2011	10.102292	9.527781	-5.69%	103,089
2010	8.637900	10.102292	16.95%	97,883
2009	6.290124	8.637900	37.32%	98,048
2008	11.395152	6.290124	-44.80%	103,838
2007	10.292123	11.395152	10.72%	95,809
2006*	10.000000	10.292123	2.92%	26,755

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.603290	13.746423	9.07%	43,265
2013	9.578957	12.603290	31.57%	40,250
2012	8.269783	9.578957	15.83%	33,557
2011	8.548465	8.269783	-3.26%	36,288
2010	7.784737	8.548465	9.81%	34,025
2009	6.019832	7.784737	29.32%	28,447
2008	9.822744	6.019832	-38.72%	15,984
2007*	10.000000	9.822744	-1.77%	11,590
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	22.126250	22.452292	1.47%	63,721
2013	20.884060	22.126250	5.95%	46,667
2012	18.424232	20.884060	13.35%	53,581
2011	17.934606	18.424232	2.73%	59,932
2010	16.017804	17.934606	11.97%	74,849
2009	11.087587	16.017804	44.47%	81,885
2008	15.560644	11.087587	-28.75%	96,065
2007	15.248676	15.560644	2.05%	122,860
2006	13.932715	15.248676	9.45%	168,087
2005	13.752788	13.932715	1.31%	229,692
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.476809	19.959016	8.02%	50,625
2013	13.766447	18.476809	34.22%	53,141
2012	11.744329	13.766447	17.22%	54,642
2011	12.151230	11.744329	-3.35%	70,350
2010	10.607111	12.151230	14.56%	66,161
2009	8.338977	10.607111	27.20%	71,563
2008	13.375244	8.338977	-37.65%	78,631
2007	13.824407	13.375244	-3.25%	115,346
2006	12.053514	13.824407	14.69%	135,842
2005	11.684800	12.053514	3.16%	152,888
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.830736	13.533896	5.48%	217,849
2013	9.016041	12.830736	42.31%	259,312
2012	7.791847	9.016041	15.71%	279,869
2011	8.909545	7.791847	-12.54%	328,403
2010	7.788491	8.909545	14.39%	384,946
2009	5.145870	7.788491	51.35%	491,842
2008*	10.000000	5.145870	-48.54%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.171129	15.509074	9.44%	4,233
2013	10.320552	14.171129	37.31%	4,341
2012	9.354633	10.320552	10.33%	8,646
2011	9.764175	9.354633	-4.19%	7,635
2010	7.984850	9.764175	22.28%	5,121
2009	6.134943	7.984850	30.15%	7,786
2008*	10.000000	6.134943	-38.65%	10,608

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.631444	13.060872	3.40%	0
2013	9.859382	12.631444	28.12%	0
2012	8.578538	9.859382	14.93%	0
2011	9.260039	8.578538	-7.36%	0
2010	8.140741	9.260039	13.75%	18
2009	6.367935	8.140741	27.84%	18
2008*	10.000000	6.367935	-36.32%	18
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.505958	12.906437	3.20%	24,017
2013	11.022994	12.505958	13.45%	24,831
2012	10.030754	11.022994	9.89%	26,157
2011	10.275186	10.030754	-2.38%	26,426
2010	9.405466	10.275186	9.25%	27,214
2009	7.932892	9.405466	18.56%	26,322
2008*	10.000000	7.932892	-20.67%	9,362
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.696218	13.153042	3.60%	6,651
2013	10.582587	12.696218	19.97%	13,693
2012	9.411202	10.582587	12.45%	12,211
2011	9.850488	9.411202	-4.46%	194
2010	8.857611	9.850488	11.21%	194
2009	7.209508	8.857611	22.86%	194
2008*	10.000000	7.209508	-27.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.899772	12.167708	2.25%	6,060
2013	11.460716	11.899772	3.83%	6,182
2012	10.774655	11.460716	6.37%	6,304
2011	10.737241	10.774655	0.35%	6,423
2010	10.160215	10.737241	5.68%	6,550
2009	9.085119	10.160215	11.83%	6,671
2008*	10.000000	9.085119	-9.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.844162	10.972815	1.19%	0
2013*	10.000000	10.844162	8.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.982926	10.977749	-0.05%	0
2013*	10.000000	10.982926	9.83%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.605515	13.043195	3.47%	6,860
2013	10.813896	12.605515	16.57%	7,651
2012	9.725833	10.813896	11.19%	9,394
2011	10.063573	9.725833	-3.36%	9,941
2010	9.131965	10.063573	10.20%	5,747
2009	7.567920	9.131965	20.67%	4,261
2008*	10.000000	7.567920	-24.32%	18
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.643919	13.081898	3.46%	0
2013	10.281952	12.643919	22.97%	0
2012	9.068578	10.281952	13.38%	0
2011	9.613723	9.068578	-5.67%	0
2010	8.574368	9.613723	12.12%	0
2009	6.845834	8.574368	25.25%	0
2008*	10.000000	6.845834	-31.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.352989	12.722265	2.99%	26,105
2013	11.222791	12.352989	10.07%	26,041
2012	10.306939	11.222791	8.89%	26,028
2011	10.444335	10.306939	-1.32%	26,049
2010	9.680631	10.444335	7.89%	26,138
2009	8.313515	9.680631	16.44%	9,913
2008*	10.000000	8.313515	-16.86%	10,798
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.291451	12.777225	3.95%	9,201
2013	12.663947	12.291451	-2.94%	6,277
2012	11.877682	12.663947	6.62%	13,314
2011	11.260758	11.877682	5.48%	12,589
2010	10.630137	11.260758	5.93%	9,063
2009	9.875451	10.630137	7.64%	23,173
2008*	10.000000	9.875451	-1.25%	18,737
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.100059	13.595280	3.78%	14,452
2013	13.515986	13.100059	-3.08%	9,326
2012	12.752073	13.515986	5.99%	11,350
2011	12.152136	12.752073	4.94%	7,677
2010	11.359380	12.152136	6.98%	2,858
2009	9.859397	11.359380	15.21%	0
2008*	10.000000	9.859397	-1.41%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.563115	22.031836	-6.50%	13,229
2013	23.636881	23.563115	-0.31%	231
2012	20.379405	23.636881	15.98%	231
2011	26.531812	20.379405	-23.19%	249
2010	23.079879	26.531812	14.96%	763
2009	14.282143	23.079879	61.60%	763
2008	34.173167	14.282143	-58.21%	763
2007	23.724214	34.173167	44.04%	501
2006	17.536189	23.724214	35.29%	449
2005	13.361013	17.536189	31.25%	1,982
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	18.067091	18.694218	3.47%	191,495
2013	19.030589	18.067091	-5.06%	227,481
2012	18.662539	19.030589	1.97%	290,028
2011	17.584301	18.662539	6.13%	337,136
2010	16.959907	17.584301	3.68%	403,159
2009	16.691152	16.959907	1.61%	460,189
2008	15.659437	16.691152	6.59%	558,473
2007	14.769261	15.659437	6.03%	694,246
2006	14.442980	14.769261	2.26%	779,363
2005	14.134529	14.442980	2.18%	1,038,894
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.469182	14.253061	-1.49%	48,469
2013	12.409691	14.469182	16.60%	19,425
2012	10.848439	12.409691	14.39%	21,486
2011	12.149733	10.848439	-10.71%	22,618
2010	10.838108	12.149733	12.10%	1,477
2009	8.443505	10.838108	28.36%	1,477
2008	15.818800	8.443505	-46.62%	1,477
2007	12.574169	15.818800	25.80%	4,566
2006	9.556777	12.574169	31.57%	4,566
2005	7.417171	9.556777	28.85%	4,566
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.838078	10.060692	-7.17%	5,508
2013	9.051268	10.838078	19.74%	5,499
2012	7.738252	9.051268	16.97%	3,731
2011	8.973193	7.738252	-13.76%	3,727
2010	8.443667	8.973193	6.27%	3,718
2009	6.635011	8.443667	27.26%	5,281
2008	11.782764	6.635011	-43.69%	2,573
2007	10.886372	11.782764	8.23%	3,051
2006*	10.000000	10.886372	8.86%	986

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.261959	20.009915	3.88%	36,258
2013	15.298017	19.261959	25.91%	43,480
2012	13.339339	15.298017	14.68%	43,431
2011	14.032256	13.339339	-4.94%	47,981
2010	12.371310	14.032256	13.43%	80,047
2009	9.828641	12.371310	25.87%	115,145
2008	15.727662	9.828641	-37.51%	119,799
2007	15.001627	15.727662	4.84%	130,022
2006	12.972191	15.001627	15.64%	131,137
2005	12.146095	12.972191	6.80%	136,141
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.230653	15.761762	3.49%	17,913
2013	13.570556	15.230653	12.23%	14,826
2012	12.538058	13.570556	8.23%	4,013
2011	12.559714	12.538058	-0.17%	1,738
2010	11.558545	12.559714	8.66%	1,816
2009*	10.000000	11.558545	15.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.294686	18.005019	4.11%	4,731
2013	14.626774	17.294686	18.24%	0
2012	13.169128	14.626774	11.07%	0
2011	13.434287	13.169128	-1.97%	0
2010	12.118836	13.434287	10.85%	0
2009*	10.000000	12.118836	21.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.248134	14.647004	2.80%	48,060
2013	13.735651	14.248134	3.73%	53,798
2012	13.198641	13.735651	4.07%	49,613
2011	12.958613	13.198641	1.85%	37,634
2010	12.367336	12.958613	4.78%	37,826
2009	11.457685	12.367336	7.94%	43,447
2008	12.321366	11.457685	-7.01%	35,090
2007	11.816930	12.321366	4.27%	43,841
2006	11.248617	11.816930	5.05%	54,596
2005	11.003783	11.248617	2.22%	53,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.678624	10.825992	1.38%	2,376
2013*	10.000000	10.678624	6.79%	2,376
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.767254	10.838915	0.67%	0
2013*	10.000000	10.767254	7.67%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.219746	17.921751	4.08%	250,017
2013	14.921405	17.219746	15.40%	271,982
2012	13.608740	14.921405	9.65%	305,200
2011	13.758420	13.608740	-1.09%	339,994
2010	12.536212	13.758420	9.75%	379,657
2009	10.634318	12.536212	17.88%	397,629
2008	13.993020	10.634318	-24.00%	308,877
2007	13.384801	13.993020	4.54%	412,824
2006	12.147352	13.384801	10.19%	423,123
2005	11.653138	12.147352	4.24%	448,803
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.573563	19.289573	3.85%	57,887
2013	15.338297	18.573563	21.09%	66,109
2012	13.626416	15.338297	12.56%	67,336
2011	14.069917	13.626416	-3.15%	76,291
2010	12.601804	14.069917	11.65%	81,073
2009	10.238185	12.601804	23.09%	78,014
2008	15.081042	10.238185	-32.11%	94,098
2007	14.358826	15.081042	5.03%	108,409
2006	12.668669	14.358826	13.34%	94,585
2005	11.957109	12.668669	5.95%	108,848
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.984591	16.566374	3.64%	33,644
2013	14.619856	15.984591	9.33%	41,207
2012	13.675831	14.619856	6.90%	45,365
2011	13.541356	13.675831	0.99%	68,382
2010	12.610990	13.541356	7.38%	86,687
2009	11.124870	12.610990	13.36%	94,504
2008	13.233857	11.124870	-15.94%	131,578
2007	12.634731	13.233857	4.74%	144,518
2006	11.776544	12.634731	7.29%	108,671
2005	11.390205	11.776544	3.39%	159,058
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.455686	23.098638	7.66%	474,665
2013	15.861569	21.455686	35.27%	537,218
2012	13.506535	15.861569	17.44%	597,874
2011	13.961417	13.506535	-3.26%	717,051
2010	12.968302	13.961417	7.66%	869,591
2009*	10.000000	12.968302	29.68%	1,431
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.956514	-0.43%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.152954	1.53%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	37.388599	40.481189	8.27%	46,180
2013	28.399687	37.388599	31.65%	49,640
2012	24.432623	28.399687	16.24%	57,422
2011	25.335958	24.432623	-3.57%	76,681
2010	20.288667	25.335958	24.88%	88,321
2009	14.993142	20.288667	35.32%	100,764
2008	23.848329	14.993142	-37.13%	113,478
2007	22.408755	23.848329	6.42%	146,104
2006	20.607907	22.408755	8.74%	168,852
2005	18.578210	20.607907	10.93%	225,840
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	12.159558	12.031891	-1.05%	441,244
2013	12.288582	12.159558	-1.05%	483,352
2012	12.419345	12.288582	-1.05%	539,403
2011	12.550759	12.419345	-1.05%	648,981
2010	12.683920	12.550759	-1.05%	629,955
2009	12.813136	12.683920	-1.01%	828,501
2008	12.688521	12.813136	0.98%	1,404,857
2007	12.237404	12.688521	3.69%	1,224,995
2006	11.830928	12.237404	3.44%	1,152,587
2005	11.645419	11.830928	1.59%	1,218,742
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.690527	19.212529	2.79%	63,717
2013	19.103658	18.690527	-2.16%	66,346
2012	17.199908	19.103658	11.07%	76,065
2011	16.468360	17.199908	4.44%	83,039
2010	15.049686	16.468360	9.43%	96,964
2009	12.228161	15.049686	23.07%	117,087
2008	14.941518	12.228161	-18.16%	139,594
2007	14.433410	14.941518	3.52%	206,749
2006	13.913021	14.433410	3.74%	230,619
2005	13.760263	13.913021	1.11%	296,279
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.820147	18.434797	-2.05%	64,618
2013	15.671907	18.820147	20.09%	0
2012	13.663681	15.671907	14.70%	0
2011	15.227920	13.663681	-10.27%	0
2010	13.483249	15.227920	12.94%	0
2009*	10.000000	13.483249	34.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.042231	-9.58%	34,701

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.679660	14.948630	9.28%	21,328
2013	10.260273	13.679660	33.33%	21,135
2012	8.911894	10.260273	15.13%	21,951
2011	9.275848	8.911894	-3.92%	23,562
2010	8.115500	9.275848	14.30%	29,286
2009	6.319765	8.115500	28.41%	4,953
2008*	10.000000	6.319765	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.200373	16.622770	9.36%	15,149
2013	11.342134	15.200373	34.02%	14,761
2012	9.729852	11.342134	16.57%	15,060
2011	10.441661	9.729852	-6.82%	10,273
2010*	10.000000	10.441661	4.42%	18,243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.808669	13.972429	9.09%	3,999
2013	9.586617	12.808669	33.61%	4,210
2012	8.239178	9.586617	16.35%	4,445
2011	8.866617	8.239178	-7.08%	5,109
2010	7.947674	8.866617	11.56%	7,000
2009	6.303974	7.947674	26.07%	10,681
2008*	10.000000	6.303974	-36.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.580268	15.009314	2.94%	127,796
2013	10.604872	14.580268	37.49%	147,044
2012	9.327500	10.604872	13.69%	172,428
2011	9.842572	9.327500	-5.23%	203,308
2010	7.843432	9.842572	25.49%	255,256
2009	6.235505	7.843432	25.79%	295,067
2008*	10.000000	6.235505	-37.64%	2,604
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.319402	17.738513	15.79%	51,115
2013	11.410822	15.319402	34.25%	47,774
2012	9.911992	11.410822	15.12%	50,073
2011	10.255010	9.911992	-3.34%	77,097
2010	8.663025	10.255010	18.38%	85,403
2009	6.710343	8.663025	29.10%	102,798
2008*	10.000000	6.710343	-32.90%	4,524

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.745438	23.139402	1.73%	19,397
2013	15.930920	22.745438	42.78%	18,330
2012	14.193127	15.930920	12.24%	19,757
2011	14.437023	14.193127	-1.69%	24,787
2010	11.630412	14.437023	24.13%	24,775
2009	9.221509	11.630412	26.12%	29,041
2008	17.393550	9.221509	-46.98%	33,278
2007	16.017386	17.393550	8.59%	46,142
2006	15.683909	16.017386	2.13%	44,384
2005	14.663488	15.683909	6.96%	58,330
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	38.499174	40.769988	5.90%	37,495
2013	27.711842	38.499174	38.93%	42,344
2012	23.252537	27.711842	19.18%	44,563
2011	24.753902	23.252537	-6.07%	60,522
2010	19.759466	24.753902	25.28%	71,415
2009	15.821493	19.759466	24.89%	104,143
2008	23.566889	15.821493	-32.87%	132,410
2007	25.582039	23.566889	-7.88%	176,096
2006	22.041053	25.582039	16.07%	252,150
2005	21.610219	22.041053	1.99%	341,267
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	34.314192	34.230669	-0.24%	51,912
2013	24.610720	34.314192	39.43%	69,829
2012	21.534130	24.610720	14.29%	74,694
2011	23.043130	21.534130	-6.55%	83,934
2010	18.582482	23.043130	24.00%	105,545
2009	13.941637	18.582482	33.29%	121,318
2008	22.794950	13.941637	-38.84%	143,177
2007	22.557215	22.794950	1.05%	208,084
2006	20.346532	22.557215	10.87%	235,189
2005	18.306917	20.346532	11.14%	331,607
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	18.123718	20.111940	10.97%	194,642
2013	13.970803	18.123718	29.73%	228,745
2012	12.362176	13.970803	13.01%	273,002
2011	12.427368	12.362176	-0.52%	306,405
2010	11.070244	12.427368	12.26%	348,243
2009	8.872334	11.070244	24.77%	395,714
2008	15.342046	8.872334	-42.17%	448,260
2007	14.333090	15.342046	7.04%	585,062
2006	12.747536	14.333090	12.44%	726,427
2005	11.990154	12.747536	6.32%	957,289

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.511066	14.680281	27.53%	96,105
2013	11.289420	11.511066	1.96%	96,264
2012	9.853885	11.289420	14.57%	101,732
2011	9.350388	9.853885	5.38%	127,808
2010	7.258721	9.350388	28.82%	169,336
2009	5.606879	7.258721	29.46%	173,646
2008*	10.000000	5.606879	-43.93%	373
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.718626	13.111956	11.89%	8,048
2013*	10.000000	11.718626	17.19%	4,116
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.786170	10.725622	-0.56%	15,586
2013	10.889131	10.786170	-0.95%	17,600
2012	10.630383	10.889131	2.43%	14,149
2011	10.605217	10.630383	0.24%	13,812
2010	10.464519	10.605217	1.34%	16,928
2009	9.873597	10.464519	5.98%	28,820
2008*	10.000000	9.873597	-1.26%	493
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.590914	13.025772	3.45%	0
2013*	10.000000	12.590914	25.91%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.592600	15.080789	-9.11%	5,688
2013	13.962887	16.592600	18.83%	5,270
2012	11.802340	13.962887	18.31%	10,448
2011	13.619829	11.802340	-13.34%	5,469
2010	12.942918	13.619829	5.23%	4,330
2009*	10.000000	12.942918	29.43%	5,146
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.982182	10.933154	-0.45%	40,095
2013	11.030689	10.982182	-0.44%	47,807
2012	10.657249	11.030689	3.50%	49,615
2011	10.739013	10.657249	-0.76%	52,196
2010	10.308180	10.739013	4.18%	58,208
2009	9.192484	10.308180	12.14%	32,780
2008	10.731098	9.192484	-14.34%	30,287
2007	10.351661	10.731098	3.67%	61,670
2006	10.039359	10.351661	3.11%	55,040
2005	10.001252	10.039359	0.38%	50,955

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.699684	13.002496	2.38%	4,924
2013	8.800644	12.699684	44.30%	0
2012	8.173271	8.800644	7.68%	0
2011	8.348353	8.173271	-2.10%	0
2010	7.053604	8.348353	18.36%	0
2009	5.807100	7.053604	21.47%	0
2008	9.696259	5.807100	-40.11%	0
2007	9.749511	9.696259	-0.55%	0
2006*	10.000000	9.749511	-2.50%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.450926	21.244856	9.22%	31,250
2013	14.285467	19.450926	36.16%	28,213
2012	13.009065	14.285467	9.81%	31,992
2011	13.564681	13.009065	-4.10%	34,905
2010	11.158301	13.564681	21.57%	39,350
2009	8.580237	11.158301	30.05%	27,257
2008	14.319374	8.580237	-40.08%	6,158
2007	13.448279	14.319374	6.48%	13,942
2006	11.952742	13.448279	12.51%	7,661
2005	11.304090	11.952742	5.74%	6,895
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.262664	24.281280	14.20%	0
2013	16.562583	21.262664	28.38%	0
2012	14.667812	16.562583	12.92%	0
2011	14.995473	14.667812	-2.19%	0
2010	13.850234	14.995473	8.27%	0
2009	9.685417	13.850234	43.00%	193,152
2008	17.966395	9.685417	-46.09%	233,613
2007	15.907313	17.966395	12.94%	295,982
2006	14.891993	15.907313	6.82%	336,372
2005	14.319467	14.891993	4.00%	458,571
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	18.652231	19.523939	4.67%	76,254
2013	13.861965	18.652231	34.56%	92,785
2012	12.030690	13.861965	15.22%	104,912
2011	12.026321	12.030690	0.04%	113,911
2010	9.535038	12.026321	26.13%	125,587
2009	7.266731	9.535038	31.21%	148,553
2008	14.418927	7.266731	-49.60%	169,893
2007	13.704922	14.418927	5.21%	213,508
2006	13.452346	13.704922	1.88%	267,163
2005	12.102745	13.452346	11.15%	353,125

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	19.040636	19.272588	1.22%	84,916
2013	15.115150	19.040636	25.97%	31,741
2012	12.597123	15.115150	19.99%	31,430
2011	13.881325	12.597123	-9.25%	37,631
2010	12.097212	13.881325	14.75%	45,535
2009	8.746810	12.097212	38.30%	56,202
2008	14.779357	8.746810	-40.82%	76,795
2007	14.049241	14.779357	5.20%	105,485
2006	12.063619	14.049241	16.46%	90,228
2005	10.665285	12.063619	13.11%	137,470
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.040205	10.216795	1.76%	7,212
2013	10.160185	10.040205	-1.18%	10,202
2012*	10.000000	10.160185	1.60%	1,328
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.049310	-9.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	18.307312	20.053998	9.54%	109,618
2013	14.040399	18.307312	30.39%	133,142
2012	12.141322	14.040399	15.64%	150,091
2011	12.271664	12.141322	-1.06%	173,951
2010	10.681293	12.271664	14.89%	187,546
2009	8.414534	10.681293	26.94%	234,233
2008	13.820827	8.414534	-39.12%	269,911
2007	13.376520	13.820827	3.32%	366,527
2006	11.752267	13.376520	13.82%	452,098
2005	11.206873	11.752267	4.87%	570,588
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.751004	17.445525	10.76%	10,359
2013	11.288138	15.751004	39.54%	8,312
2012	9.669019	11.288138	16.75%	9,692
2011	9.992485	9.669019	-3.24%	14,225
2010	8.183088	9.992485	22.11%	12,238
2009	6.027831	8.183088	35.76%	15,995
2008	9.798644	6.027831	-38.48%	14,833
2007	10.024461	9.798644	-2.25%	18,521
2006*	10.000000	10.024461	0.24%	7,369
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.542183	10.478944	-0.60%	10,336
2013	10.642420	10.542183	-0.94%	10,698
2012*	10.000000	10.642420	6.42%	3,660
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.717416	-2.83%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.170653	12.079112	-0.75%	9,497
2013	13.164295	12.170653	-7.55%	12,684
2012	12.642832	13.164295	4.12%	15,352
2011	11.784787	12.642832	7.28%	17,041
2010	10.889269	11.784787	8.22%	5,001
2009*	10.000000	10.889269	8.89%	2,292
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.787175	11.750690	-0.31%	89,811
2013	11.939974	11.787175	-1.28%	87,077
2012	11.410852	11.939974	4.64%	104,783
2011	11.416548	11.410852	-0.05%	107,253
2010	10.968874	11.416548	4.08%	48,442
2009*	10.000000	10.968874	9.69%	8,344
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.675686	13.950407	2.01%	0
2013	15.224063	13.675686	-10.17%	0
2012	14.147476	15.224063	7.61%	0
2011	12.803216	14.147476	10.50%	0
2010	11.968273	12.803216	6.98%	0
2009	10.220224	11.968273	17.10%	0
2008	11.109026	10.220224	-8.00%	0
2007	10.147287	11.109026	9.48%	0
2006*	10.000000	10.147287	1.47%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	15.091937	15.571272	3.18%	0
2013	15.556294	15.091937	-2.99%	0
2012	14.344674	15.556294	8.45%	0
2011	13.992100	14.344674	2.52%	0
2010	13.079395	13.992100	6.98%	0
2009	11.592014	13.079395	12.83%	0
2008	11.183921	11.592014	3.65%	0
2007	10.394465	11.183921	7.59%	0
2006*	10.000000	10.394465	3.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.522768	10.846212	3.07%	23,769
2013	10.857341	10.522768	-3.08%	47,363
2012	10.020820	10.857341	8.35%	61,070
2011*	10.000000	10.020820	0.21%	906

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.188087	13.536731	-4.59%	0
2013	11.851419	14.188087	19.72%	0
2012	11.130984	11.851419	6.47%	0
2011	12.797561	11.130984	-13.02%	0
2010	9.951646	12.797561	28.60%	0
2009	6.363587	9.951646	56.38%	0
2008	11.336649	6.363587	-43.87%	0
2007	11.019285	11.336649	2.88%	0
2006*	10.000000	11.019285	10.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.271997	28.919384	29.85%	41,345
2013	14.954399	22.271997	48.93%	27,637
2012	11.537032	14.954399	29.62%	33,328
2011	10.562259	11.537032	9.23%	24,567
2010*	10.000000	10.562259	5.62%	2,480
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.416358	13.251065	6.72%	451
2013	12.588016	12.416358	-1.36%	429
2012	11.624531	12.588016	8.29%	486
2011	11.119553	11.624531	4.54%	895
2010	10.488173	11.119553	6.02%	939
2009	9.667083	10.488173	8.49%	3,269
2008	10.879942	9.667083	-11.15%	7,536
2007	10.427386	10.879942	4.34%	20,199
2006*	10.000000	10.427386	4.27%	3,952
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	28.522624	29.049369	1.85%	3,273
2013	31.589273	28.522624	-9.71%	4,369
2012	27.064202	31.589273	16.72%	4,829
2011	25.553490	27.064202	5.91%	6,182
2010	23.531461	25.553490	8.59%	9,778
2009	18.263729	23.531461	28.84%	11,303
2008	21.708821	18.263729	-15.87%	13,126
2007	20.595131	21.708821	5.41%	21,150
2006	18.783127	20.595131	9.65%	23,456
2005	16.910231	18.783127	11.08%	37,634

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	17.024217	17.208427	1.08%	0
2013	14.838608	17.024217	14.73%	0
2012	13.172730	14.838608	12.65%	0
2011	13.820663	13.172730	-4.69%	0
2010	13.216116	13.820663	4.57%	0
2009	10.077999	13.216116	31.14%	0
2008	18.393156	10.077999	-45.21%	0
2007	16.222499	18.393156	13.38%	0
2006	13.101295	16.222499	23.82%	0
2005	11.920493	13.101295	9.91%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	27.529819	27.127746	-1.46%	30,022
2013	24.836519	27.529819	10.84%	31,364
2012	19.336724	24.836519	28.44%	36,555
2011	26.314442	19.336724	-26.52%	16,000
2010	20.966110	26.314442	25.51%	20,864
2009	9.939339	20.966110	110.94%	24,691
2008	28.520840	9.939339	-65.15%	27,268
2007	20.946101	28.520840	36.16%	34,493
2006	15.174857	20.946101	38.03%	37,966
2005	11.617992	15.174857	30.62%	53,186
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	31.742478	25.408730	-19.95%	20,046
2013	29.022122	31.742478	9.37%	23,445
2012	28.370161	29.022122	2.30%	28,443
2011	34.315944	28.370161	-17.33%	11,041
2010	26.834592	34.315944	27.88%	12,002
2009	17.214804	26.834592	55.88%	13,042
2008	32.293027	17.214804	-46.69%	13,234
2007	22.453358	32.293027	43.82%	17,986
2006	18.226802	22.453358	23.19%	20,207
2005	12.144376	18.226802	50.08%	36,235
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.538538	8.410378	-20.19%	10,478
2013	9.656218	10.538538	9.14%	11,900
2012*	10.000000	9.656218	-3.44%	9,105

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	17.172753	18.725579	9.04%	2,563
2013	12.958375	17.172753	32.52%	2,563
2012	11.262745	12.958375	15.06%	2,563
2011	12.216025	11.262745	-7.80%	2,563
2010	10.989052	12.216025	11.17%	2,563
2009	8.740381	10.989052	25.73%	2,563
2008	14.216592	8.740381	-38.52%	2,563
2007	13.067757	14.216592	8.79%	2,563
2006	11.616765	13.067757	12.49%	1,911
2005	10.795475	11.616765	7.61%	4,983
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.631424	23.915161	-2.91%	11,670
2013	16.569702	24.631424	48.65%	11,544
2012	15.524010	16.569702	6.74%	12,139
2011	16.444292	15.524010	-5.60%	19,092
2010	13.109049	16.444292	25.44%	14,048
2009*	10.000000	13.109049	31.09%	1,934

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.256096	11.600604	3.06%	1,051
2013	10.167936	11.256096	10.70%	1,301
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.806910	17.031581	7.75%	17,729
2013	11.612344	15.806910	36.12%	27,445
2012	9.911273	11.612344	17.16%	88,590
2011	10.966845	9.911273	-9.63%	104,550
2010	8.759604	10.966845	25.20%	114,549
2009	6.208582	8.759604	41.09%	69,543
2008*	10.000000	6.208582	-37.91%	30,162
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.732578	14.029679	2.16%	119,878
2013	15.171785	13.732578	-9.49%	142,996
2012	14.285811	15.171785	6.20%	260,485
2011	12.926098	14.285811	10.52%	353,292
2010	12.433365	12.926098	3.96%	331,863
2009	11.406501	12.433365	9.00%	344,720
2008	11.719554	11.406501	-2.67%	335,091
2007	10.823057	11.719554	8.28%	187,946
2006	10.772114	10.823057	0.47%	221,698
2005	10.724012	10.772114	0.45%	277,794
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.955483	23.316310	11.27%	162,510
2013	15.600262	20.955483	34.33%	187,781
2012	13.747239	15.600262	13.48%	231,456
2011	13.480316	13.747239	1.98%	276,788
2010	11.940917	13.480316	12.89%	343,727
2009	10.223592	11.940917	16.80%	391,517
2008	15.803283	10.223592	-35.31%	445,872
2007	15.990790	15.803283	-1.17%	392,738
2006	13.808600	15.990790	15.80%	509,148
2005	13.343804	13.808600	3.48%	609,588
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	20.515494	19.172501	-6.55%	0
2013	16.945905	20.515494	21.06%	0
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.639464	20.310510	15.14%	58,589
2013	13.707510	17.639464	28.68%	50,357
2012	11.914872	13.707510	15.05%	48,821
2011	12.131262	11.914872	-1.78%	58,228
2010	10.285729	12.131262	17.94%	57,634
2009	8.003497	10.285729	28.52%	72,604
2008	10.697120	8.003497	-25.18%	76,675
2007	11.071995	10.697120	-3.39%	41,748
2006*	10.000000	11.071995	10.72%	21,872
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	29.191841	32.647049	11.84%	0
2013	22.407343	29.191841	30.28%	0
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	1,090,414
2008	20.554101	14.884699	-27.58%	1,184,419
2007	21.909766	20.554101	-6.19%	1,143,755
2006	18.670139	21.909766	17.35%	1,348,710
2005	17.972501	18.670139	3.88%	1,521,012
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.390246	15.515057	0.81%	151,545
2013	13.600734	15.390246	13.16%	181,115
2012	12.505920	13.600734	8.75%	175,540
2011	13.122397	12.505920	-4.70%	243,497
2010	12.088339	13.122397	8.55%	193,397
2009*	10.000000	12.088339	20.88%	81,176
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.251137	12.797136	4.46%	8,613
2013*	10.000000	12.251137	22.51%	5,351
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.904285	9.04%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.578155	25.552721	3.97%	78,124
2013	17.660870	24.578155	39.17%	100,360
2012	15.428967	17.660870	14.47%	106,693
2011	15.512910	15.428967	-0.54%	153,218
2010	12.465786	15.512910	24.44%	154,168
2009	10.081407	12.465786	23.65%	174,184
2008	14.755033	10.081407	-31.67%	201,722
2007	15.018400	14.755033	-1.75%	208,730
2006	13.272308	15.018400	13.16%	235,587
2005	12.514320	13.272308	6.06%	231,756

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.202587	19.302126	12.20%	49,064
2013	12.947248	17.202587	32.87%	51,305
2012	11.691544	12.947248	10.74%	61,622
2011	11.715723	11.691544	-0.21%	91,202
2010	10.317348	11.715723	13.55%	101,230
2009	7.799377	10.317348	32.28%	116,280
2008	12.026253	7.799377	-35.15%	126,469
2007	11.282351	12.026253	6.59%	135,071
2006	10.446352	11.282351	8.00%	115,502
2005	10.193646	10.446352	2.48%	125,840
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	20.211670	22.672789	12.18%	711,433
2013	15.478869	20.211670	30.58%	798,397
2012	13.523176	15.478869	14.46%	921,096
2011	13.421278	13.523176	0.76%	1,092,360
2010	11.817023	13.421278	13.58%	1,371,953
2009	9.457808	11.817023	24.94%	1,593,483
2008	15.213830	9.457808	-37.83%	1,805,205
2007	14.615858	15.213830	4.09%	1,834,114
2006	12.795006	14.615858	14.23%	1,999,321
2005	12.357170	12.795006	3.54%	2,350,383
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	21.124533	22.582690	6.90%	162,814
2013	17.637339	21.124533	19.77%	188,814
2012	16.149529	17.637339	9.21%	223,403
2011	14.978871	16.149529	7.82%	249,599
2010	13.133645	14.978871	14.05%	280,599
2009	10.835374	13.133645	21.21%	308,182
2008	15.551743	10.835374	-30.33%	353,134
2007	14.678695	15.551743	5.95%	303,807
2006	12.741982	14.678695	15.20%	361,108
2005	12.342942	12.741982	3.23%	383,583
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	17.491613	15.686941	-10.32%	53
2013	14.379669	17.491613	21.64%	53
2012	12.905367	14.379669	11.42%	377
2011	16.006898	12.905367	-19.38%	377
2010	15.494547	16.006898	3.31%	862
2009	11.961882	15.494547	29.53%	898
2008	19.296974	11.961882	-38.01%	898
2007	18.734599	19.296974	3.00%	1,530
2006	15.450871	18.734599	21.25%	1,605
2005	13.962144	15.450871	10.66%	3,984

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	17.208676	17.290724	0.48%	455
2013	11.713329	17.208676	46.92%	391
2012	9.823778	11.713329	19.23%	835
2011	11.529165	9.823778	-14.79%	1,854
2010	8.888543	11.529165	29.71%	2,685
2009	7.130757	8.888543	24.65%	2,215
2008	11.553497	7.130757	-38.28%	2,094
2007	13.135461	11.553497	-12.04%	2,142
2006	12.798639	13.135461	2.63%	2,263
2005	12.231073	12.798639	4.64%	2,322
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.925412	-0.75%	524,976
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.122183	18.602682	2.65%	450,499
2013	18.136040	18.122183	-0.08%	501,267
2012	16.713375	18.136040	8.51%	606,238
2011	16.523281	16.713375	1.15%	733,076
2010	15.397564	16.523281	7.31%	912,221
2009	12.927144	15.397564	19.11%	1,068,425
2008	14.098393	12.927144	-8.31%	1,150,053
2007	13.527760	14.098393	4.22%	1,204,817
2006	13.132275	13.527760	3.01%	1,283,032
2005	13.107871	13.132275	0.19%	1,505,308
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	14.016322	14.465070	3.20%	42,415
2013	12.498349	14.016322	12.15%	68,492
2012	11.315439	12.498349	10.45%	83,124
2011	11.473634	11.315439	-1.38%	84,706
2010	10.290497	11.473634	11.50%	83,807
2009	8.380770	10.290497	22.79%	69,068
2008	11.310248	8.380770	-25.90%	49,548
2007	10.526627	11.310248	7.44%	44,755
2006*	10.000000	10.526627	5.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.846720	14.333150	3.51%	49,800
2013	12.074272	13.846720	14.68%	41,202
2012	10.786367	12.074272	11.94%	78,385
2011	11.030144	10.786367	-2.21%	59,042
2010	9.738655	11.030144	13.26%	50,033
2009	7.646576	9.738655	27.36%	47,607
2008	11.490429	7.646576	-33.45%	53,143
2007	10.546649	11.490429	8.95%	16,726
2006*	10.000000	10.546649	5.47%	4,457

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	14.013978	14.533601	3.71%	17,536
2013	11.662690	14.013978	20.16%	25,458
2012	10.211709	11.662690	14.21%	25,612
2011	10.611150	10.211709	-3.76%	44,030
2010	9.249263	10.611150	14.72%	34,611
2009	7.117041	9.249263	29.96%	27,387
2008	11.621249	7.117041	-38.76%	18,109
2007	10.566834	11.621249	9.98%	25,799
2006*	10.000000	10.566834	5.67%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	30.607192	33.847465	10.59%	0
2013	23.597847	30.607192	29.70%	0
2012	20.515234	23.597847	15.03%	0
2011	21.304743	20.515234	-3.71%	0
2010	18.394528	21.304743	15.82%	0
2009	13.709604	18.394528	34.17%	1,268,137
2008	24.156274	13.709604	-43.25%	1,350,250
2007	20.786972	24.156274	16.21%	1,511,955
2006	18.834678	20.786972	10.37%	1,524,946
2005	16.297747	18.834678	15.57%	1,591,381
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.506725	10.790031	-13.73%	84,181
2013	10.186261	12.506725	22.78%	103,025
2012	9.834227	10.186261	3.58%	121,926
2011	10.488753	9.834227	-6.24%	180,268
2010	8.900303	10.488753	17.85%	207,862
2009	6.098189	8.900303	45.95%	187,395
2008	13.523666	6.098189	-54.91%	203,870
2007	9.389333	13.523666	44.03%	131,760
2006*	10.000000	9.389333	-6.11%	31,592
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.979695	23.617524	7.45%	860,375
2013	17.360932	21.979695	26.60%	989,970
2012	14.979785	17.360932	15.90%	1,209,032
2011	15.017074	14.979785	-0.25%	1,444,228
2010	13.193376	15.017074	13.82%	1,754,955
2009	10.259159	13.193376	28.60%	1,980,975
2008	18.105249	10.259159	-43.34%	2,119,086
2007	18.051815	18.105249	0.30%	2,087,898
2006	15.199905	18.051815	18.76%	2,331,335
2005	14.531777	15.199905	4.60%	2,569,561

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	16.028445	17.770729	10.87%	0
2013	11.762884	16.028445	36.26%	0
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	69,477
2008	12.577225	5.589833	-55.56%	85,250
2007	10.336124	12.577225	21.68%	60,609
2006	9.924641	10.336124	4.15%	65,562
2005	9.217840	9.924641	7.67%	89,177
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.723857	21.689375	9.97%	431,438
2013	14.642162	19.723857	34.71%	485,265
2012	12.925353	14.642162	13.28%	569,881
2011	13.050381	12.925353	-0.96%	672,929
2010	10.636620	13.050381	22.69%	834,405
2009	8.392585	10.636620	26.74%	925,935
2008	16.082526	8.392585	-47.82%	1,023,486
2007	12.818073	16.082526	25.47%	1,085,508
2006	12.142810	12.818073	5.56%	1,040,909
2005	11.618360	12.142810	4.51%	1,251,524
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	17.063732	17.057378	-0.04%	138,641
2013	16.296302	17.063732	4.71%	154,286
2012	14.429589	16.296302	12.94%	200,372
2011	14.038580	14.429589	2.79%	262,025
2010	12.474675	14.038580	12.54%	335,777
2009	8.773015	12.474675	42.19%	393,514
2008	11.837516	8.773015	-25.89%	429,432
2007	11.660133	11.837516	1.52%	550,732
2006	10.604160	11.660133	9.96%	855,936
2005	10.457917	10.604160	1.40%	939,949
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	14.076832	14.723060	4.59%	104,434
2013	14.507539	14.076832	-2.97%	115,185
2012	13.869193	14.507539	4.60%	184,093
2011	13.080146	13.869193	6.03%	222,771
2010	12.282400	13.080146	6.50%	308,759
2009	10.736231	12.282400	14.40%	374,077
2008	11.231360	10.736231	-4.41%	336,278
2007	10.897994	11.231360	3.06%	397,328
2006	10.564594	10.897994	3.16%	334,079
2005	10.464104	10.564594	0.96%	265,983

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	16.029009	16.834960	5.03%	123,886
2013	11.911608	16.029009	34.57%	147,288
2012	10.496172	11.911608	13.49%	281,214
2011	11.886570	10.496172	-11.70%	338,119
2010	9.338298	11.886570	27.29%	455,636
2009	6.743663	9.338298	38.48%	337,079
2008	11.272286	6.743663	-40.17%	270,356
2007	9.869805	11.272286	14.21%	215,236
2006*	10.000000	9.869805	-1.30%	118,017
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	20.794213	18.887147	-9.17%	19,649
2013	16.126667	20.794213	28.94%	20,539
2012	13.527678	16.126667	19.21%	23,792
2011	16.524786	13.527678	-18.14%	29,069
2010	14.787237	16.524786	11.75%	34,287
2009	11.825312	14.787237	25.05%	43,218
2008	21.300566	11.825312	-44.48%	47,230
2007	18.376710	21.300566	15.91%	48,130
2006	15.753299	18.376710	16.65%	51,467
2005	13.388056	15.753299	17.67%	57,899
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.938793	23.149550	5.52%	36,651
2013	17.005390	21.938793	29.01%	41,295
2012	13.528547	17.005390	25.70%	54,637
2011	15.006538	13.528547	-9.85%	52,295
2010	11.999041	15.006538	25.06%	82,839
2009	7.708219	11.999041	55.67%	89,279
2008	15.963627	7.708219	-51.71%	75,652
2007	15.286166	15.963627	4.43%	95,815
2006	13.301272	15.286166	14.92%	88,251
2005	13.113789	13.301272	1.43%	96,611
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.618130	12.834741	1.72%	14,032
2013	10.308138	12.618130	22.41%	15,045
2012	9.037365	10.308138	14.06%	14,507
2011	9.280772	9.037365	-2.62%	24,895
2010	8.511220	9.280772	9.04%	31,899
2009	6.607120	8.511220	28.82%	34,293
2008*	10.000000	6.607120	-33.93%	2,951

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.099934	15.623162	3.47%	388,903
2013	13.399766	15.099934	12.69%	357,644
2012	12.027382	13.399766	11.41%	258,756
2011	11.877684	12.027382	1.26%	258,514
2010	10.658939	11.877684	11.43%	347,133
2009	7.948254	10.658939	34.10%	357,928
2008	11.424928	7.948254	-30.43%	269,617
2007	11.134394	11.424928	2.61%	203,028
2006*	10.000000	11.134394	11.34%	153,012
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.821443	15.736753	-0.54%	42,402
2013	11.742187	15.821443	34.74%	51,199
2012	10.028976	11.742187	17.08%	61,929
2011	10.536498	10.028976	-4.82%	118,865
2010	8.308699	10.536498	26.81%	142,344
2009	6.504602	8.308699	27.74%	161,697
2008	9.818976	6.504602	-33.75%	155,583
2007	10.170851	9.818976	-3.46%	94,252
2006*	10.000000	10.170851	1.71%	46,960
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.359497	-6.41%	26,024
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.971891	17.601814	-11.87%	0
2013	16.381424	19.971891	21.92%	0
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
2008	18.274046	10.801198	-40.89%	0
2007	15.958716	18.274046	14.51%	0
2006	13.258865	15.958716	20.36%	0
2005	12.134664	13.258865	9.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.670237	-13.30%	52,935
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.011105	0.11%	250,453
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.497629	11.819801	2.80%	0
2013	10.236738	11.497629	12.32%	0
2012*	10.000000	10.236738	2.37%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.921960	10.270057	3.51%	6,987
2013*	10.000000	9.921960	-0.78%	5,987

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.704078	12.154593	3.85%	0
2013	9.920972	11.704078	17.97%	0
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
2008	12.517934	7.627888	-39.06%	0
2007	11.625035	12.517934	7.68%	0
2006*	10.000000	11.625035	16.25%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.294255	14.863775	11.81%	0
2013	10.298840	13.294255	29.08%	0
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0
2008	9.155089	5.435681	-40.63%	0
2007	10.335417	9.155089	-11.42%	0
2006*	10.000000	10.335417	3.35%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.264115	15.053864	5.54%	0
2013	12.614988	14.264115	13.07%	0
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
2008	11.562960	8.325215	-28.00%	0
2007	11.026505	11.562960	4.87%	0
2006*	10.000000	11.026505	10.27%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.259529	16.240340	6.43%	0
2013	11.582406	15.259529	31.75%	0
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
2008	11.600977	7.064464	-39.10%	0
2007	11.409461	11.600977	1.68%	0
2006*	10.000000	11.409461	14.09%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.227148	17.465914	1.39%	0
2013	16.221237	17.227148	6.20%	0
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
2008	10.692932	7.404825	-30.75%	0
2007	10.592642	10.692932	0.95%	0
2006*	10.000000	10.592642	5.93%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	20.095778	19.600188	-2.47%	0
2013	14.853903	20.095778	35.29%	0
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0
2008	11.797726	7.165724	-39.26%	0
2007	10.820360	11.797726	9.03%	0
2006*	10.000000	10.820360	8.20%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.781508	17.746496	-0.20%	0
2013	13.485414	17.781508	31.86%	0
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
2008	10.846442	7.673631	-29.25%	0
2007	10.767486	10.846442	0.73%	0
2006*	10.000000	10.767486	7.67%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.532787	15.637934	7.60%	0
2013	10.396662	14.532787	39.78%	0
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
2008	10.823315	5.649111	-47.81%	0
2007	10.363546	10.823315	4.44%	0
2006*	10.000000	10.363546	3.64%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.510168	14.257773	13.97%	0
2013	9.861150	12.510168	26.86%	0
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
2008	10.056156	6.258576	-37.76%	0
2007	10.838566	10.056156	-7.22%	0
2006*	10.000000	10.838566	8.39%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.372162	11.417870	-7.71%	777
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.510954	16.960891	-3.14%	4,223
2013	13.421458	17.510954	30.47%	3,145
2012	11.066998	13.421458	21.27%	1,205
2011	11.292708	11.066998	-2.00%	1,697
2010*	10.000000	11.292708	12.93%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.412290	14.384251	7.25%	551
2013	9.677256	13.412290	38.60%	551
2012*	10.000000	9.677256	-3.23%	551
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.354435	14.286411	6.98%	3,226
2013	9.659049	13.354435	38.26%	1,664
2012*	10.000000	9.659049	-3.41%	857
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	19.133967	20.465046	6.96%	136
2013	14.968545	19.133967	27.83%	130
2012	13.290426	14.968545	12.63%	1,185
2011	13.446440	13.290426	-1.16%	1,647
2010	12.410075	13.446440	8.35%	1,755
2009	9.780442	12.410075	26.89%	1,987
2008	14.156332	9.780442	-30.91%	3,377
2007	13.239993	14.156332	6.92%	5,721
2006	11.470926	13.239993	15.42%	5,744
2005	11.013100	11.470926	4.16%	753
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.596826	13.583797	7.84%	6,985
2013	10.174617	12.596826	23.81%	6,985
2012	9.138734	10.174617	11.34%	9,026
2011*	10.000000	9.138734	-8.61%	9,026

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.753190	22.194935	18.35%	0
2013	13.491851	18.753190	39.00%	0
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
2008	11.824034	8.347111	-29.41%	0
2007	10.689063	11.824034	10.62%	0
2006*	10.000000	10.689063	6.89%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.746669	13.315993	13.36%	0
2013	11.563568	11.746669	1.58%	0
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
2008	11.925753	6.528516	-45.26%	0
2007	12.766269	11.925753	-6.58%	0
2006*	10.000000	12.766269	27.66%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.523994	23.342339	-0.77%	0
2013	19.985638	23.523994	17.70%	0
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
2008	21.542349	12.702013	-41.04%	0
2007	18.988211	21.542349	13.45%	0
2006	14.971718	18.988211	26.83%	0
2005	12.836417	14.971718	16.63%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.669740	13.052854	3.02%	29
2013	9.972152	12.669740	27.05%	30
2012*	10.000000	9.972152	-0.28%	32
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.177451	14.034942	6.51%	6,529
2013	9.753767	13.177451	35.10%	8,591
2012*	10.000000	9.753767	-2.46%	10,183
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.706766	29.706959	-6.31%	55,521
2013	25.620439	31.706766	23.76%	63,705
2012	21.737636	25.620439	17.86%	57,027
2011	23.685706	21.737636	-8.22%	70,576
2010	22.037235	23.685706	7.48%	91,508
2009*	10.000000	22.037235	23.67%	66,758

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.161791	26.366831	0.78%	39,159
2013	23.939285	26.161791	9.28%	61,494
2012	20.402867	23.939285	17.33%	5,268
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.931123	24.463597	6.68%	5,553
2013	17.844019	22.931123	28.51%	4,275
2012	15.888445	17.844019	12.31%	3,386
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.425725	15.475140	7.27%	362,542
2013	11.144150	14.425725	29.45%	396,920
2012	9.097794	11.144150	22.49%	511,456
2011	9.884966	9.097794	-7.96%	637,956
2010	9.386671	9.884966	5.31%	955,840
2009	6.500045	9.386671	44.41%	1,157,054
2008	11.801837	6.500045	-44.92%	1,036,731
2007	8.734063	11.801837	35.12%	976,231
2006	8.093142	8.734063	7.92%	805,473
2005	7.270035	8.093142	11.32%	920,502
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.258436	7.849611	8.14%	181,269
2013	5.420713	7.258436	33.90%	341,133
2012	4.600236	5.420713	17.84%	568,161
2011	5.092165	4.600236	-9.66%	160,315
2010	4.138988	5.092165	23.03%	192,059
2009	2.667374	4.138988	55.17%	222,519
2008	4.813811	2.667374	-44.59%	262,624
2007	3.999765	4.813811	20.35%	285,775
2006	3.750538	3.999765	6.65%	235,538
2005	3.399492	3.750538	10.33%	285,531
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.922461	12.972344	-13.07%	353,873
2013	13.202859	14.922461	13.02%	408,134
2012	11.795326	13.202859	11.93%	503,149
2011	17.626398	11.795326	-33.08%	227,712
2010	14.255855	17.626398	23.64%	277,453
2009	8.049491	14.255855	77.10%	360,270
2008	17.037948	8.049491	-52.76%	441,059
2007	13.457741	17.037948	26.60%	429,044
2006	9.279830	13.457741	45.02%	389,802
2005	7.111343	9.279830	30.49%	440,485

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.933695	26.107950	13.84%	40,418
2013	17.527195	22.933695	30.85%	42,766
2012	14.722599	17.527195	19.05%	50,833
2011	14.571140	14.722599	1.04%	56,478
2010	11.934062	14.571140	22.10%	66,908
2009	9.524129	11.934062	25.30%	73,270
2008	14.418129	9.524129	-33.94%	83,253
2007	14.230228	14.418129	1.32%	110,719
2006	12.314314	14.230228	15.56%	132,696
2005	11.400631	12.314314	8.01%	195,099
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.466069	-5.34%	1,550
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.304313	13.086728	-8.51%	8,680
2013	10.241840	14.304313	39.67%	12,544
2012*	10.000000	10.241840	2.42%	4,831
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.803595	17.224346	8.99%	111,783
2013	11.784529	15.803595	34.10%	128,563
2012	10.282757	11.784529	14.60%	157,565
2011	10.445607	10.282757	-1.56%	172,773
2010	9.496562	10.445607	9.99%	219,243
2009	7.841640	9.496562	21.10%	235,450
2008	11.788968	7.841640	-33.48%	189,729
2007	11.079463	11.788968	6.40%	171,904
2006*	10.000000	11.079463	10.79%	50,416
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.133806	15.136871	0.02%	37,015
2013	11.989006	15.133806	26.23%	33,100
2012	10.456746	11.989006	14.65%	42,582
2011	10.764126	10.456746	-2.86%	22,537
2010*	10.000000	10.764126	7.64%	19,111
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.500818	12.662969	10.10%	28,051
2013	8.963077	11.500818	28.31%	33,716
2012	7.948483	8.963077	12.76%	37,046
2011	8.092604	7.948483	-1.78%	60,923
2010	6.861832	8.092604	17.94%	82,971
2009	5.198214	6.861832	32.00%	90,476
2008	8.575303	5.198214	-39.38%	67,843
2007	7.253528	8.575303	18.22%	52,077
2006	6.907911	7.253528	5.00%	64,376
2005	6.558208	6.907911	5.33%	64,114

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.608581	23.055706	11.87%	591,322
2013	15.798264	20.608581	30.45%	671,170
2012	13.931646	15.798264	13.40%	849,851
2011	13.995773	13.931646	-0.46%	1,059,253
2010	12.472097	13.995773	12.22%	1,382,564
2009*	10.000000	12.472097	24.72%	7,109
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.389503	14.941432	3.84%	215,291
2013	11.801550	14.389503	21.93%	236,647
2012	10.312373	11.801550	14.44%	210,088
2011	10.330858	10.312373	-0.18%	214,123
2010	9.325078	10.330858	10.79%	250,922
2009	7.639940	9.325078	22.06%	245,826
2008	11.000442	7.639940	-30.55%	195,938
2007	10.479861	11.000442	4.97%	231,270
2006*	10.000000	10.479861	4.80%	51,050
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.548990	11.990578	3.82%	47,883
2013	11.985942	11.548990	-3.65%	46,319
2012	11.546118	11.985942	3.81%	63,264
2011	11.042165	11.546118	4.56%	89,809
2010	10.533955	11.042165	4.82%	138,900
2009	9.497230	10.533955	10.92%	143,270
2008	10.654712	9.497230	-10.86%	123,179
2007	10.461879	10.654712	1.84%	152,987
2006*	10.000000	10.461879	4.62%	55,372
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.691090	15.803355	0.72%	115,080
2013	12.333180	15.691090	27.23%	135,440
2012	10.214607	12.333180	20.74%	156,149
2011	11.388162	10.214607	-10.31%	141,008
2010	10.345640	11.388162	10.08%	178,779
2009	7.387323	10.345640	40.05%	204,858
2008	12.172813	7.387323	-39.31%	186,152
2007	10.762882	12.172813	13.10%	169,492
2006*	10.000000	10.762882	7.63%	122,107
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.139854	15.112403	6.88%	151,456
2013	11.030803	14.139854	28.19%	159,311
2012	9.500514	11.030803	16.11%	172,682
2011	10.078460	9.500514	-5.73%	188,819
2010	8.621883	10.078460	16.89%	225,159
2009	6.281631	8.621883	37.26%	218,639
2008	11.385541	6.281631	-44.83%	246,258
2007	10.288678	11.385541	10.66%	181,170
2006*	10.000000	10.288678	2.89%	102,238

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.560847	13.693207	9.01%	117,755
2013	9.551526	12.560847	31.51%	98,159
2012	8.250277	9.551526	15.77%	98,505
2011	8.532609	8.250277	-3.31%	113,689
2010	7.774220	8.532609	9.76%	120,627
2009	6.014749	7.774220	29.25%	111,420
2008	9.819431	6.014749	-38.75%	77,272
2007*	10.000000	9.819431	-1.81%	20,982
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.240988	21.543104	1.42%	150,156
2013	20.058648	21.240988	5.89%	86,298
2012	17.705005	20.058648	13.29%	102,323
2011	17.243189	17.705005	2.68%	124,032
2010	15.408067	17.243189	11.91%	153,106
2009	10.670909	15.408067	44.39%	203,792
2008	14.983441	10.670909	-28.78%	262,049
2007	14.690513	14.983441	1.99%	396,607
2006	13.429490	14.690513	9.39%	440,307
2005	13.262747	13.429490	1.26%	538,346
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.767102	20.262355	7.97%	58,582
2013	13.989800	18.767102	34.15%	99,084
2012	11.940919	13.989800	17.16%	71,142
2011	12.360869	11.940919	-3.40%	74,656
2010	10.795566	12.360869	14.50%	91,524
2009	8.491429	10.795566	27.13%	126,480
2008	13.626680	8.491429	-37.69%	181,184
2007	14.091448	13.626680	-3.30%	160,618
2006	12.292541	14.091448	14.63%	165,758
2005	11.922530	12.292541	3.10%	162,845
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.794082	13.488407	5.43%	434,921
2013	8.994830	12.794082	42.24%	481,674
2012	7.777448	8.994830	15.65%	563,714
2011	8.897568	7.777448	-12.59%	898,460
2010	7.781931	8.897568	14.34%	969,702
2009	5.144130	7.781931	51.28%	1,126,278
2008*	10.000000	5.144130	-48.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.130560	15.456864	9.39%	2,510
2013	10.296214	14.130560	37.24%	3,296
2012	9.337300	10.296214	10.27%	9,544
2011	9.751002	9.337300	-4.24%	9,420
2010	7.978095	9.751002	22.22%	10,731
2009	6.132866	7.978095	30.09%	37,334
2008*	10.000000	6.132866	-38.67%	79,054

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.595318	13.016941	3.35%	6,959
2013	9.836152	12.595318	28.05%	6,942
2012	8.562658	9.836152	14.87%	8,260
2011	9.247549	8.562658	-7.41%	10,823
2010	8.133865	9.247549	13.69%	8,732
2009	6.365782	8.133865	27.77%	37,684
2008*	10.000000	6.365782	-36.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.470220	12.863060	3.15%	85,206
2013	10.997048	12.470220	13.40%	99,669
2012	10.012205	10.997048	9.84%	147,747
2011	10.261354	10.012205	-2.43%	129,350
2010	9.397542	10.261354	9.19%	209,123
2009	7.930212	9.397542	18.50%	82,441
2008*	10.000000	7.930212	-20.70%	47,949
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.659918	13.108816	3.55%	39,683
2013	10.557671	12.659918	19.91%	40,252
2012	9.393792	10.557671	12.39%	50,114
2011	9.837220	9.393792	-4.51%	59,257
2010	8.850147	9.837220	11.15%	61,105
2009	7.207070	8.850147	22.80%	79,859
2008*	10.000000	7.207070	-27.93%	11,718
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.865739	12.126755	2.20%	16,333
2013	11.433714	11.865739	3.78%	19,455
2012	10.754709	11.433714	6.31%	25,347
2011	10.722785	10.754709	0.30%	48,761
2010	10.151663	10.722785	5.63%	54,681
2009	9.082054	10.151663	11.78%	41,855
2008*	10.000000	9.082054	-9.18%	11,247
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.979220	10.968496	-0.10%	6,339
2013*	10.000000	10.979220	9.79%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.569469	12.999321	3.42%	143,409
2013	10.788427	12.569469	16.51%	224,146
2012	9.707840	10.788427	11.13%	183,718
2011	10.050033	9.707840	-3.40%	147,946
2010	9.124286	10.050033	10.15%	175,020
2009	7.565372	9.124286	20.61%	99,595
2008*	10.000000	7.565372	-24.35%	50,627
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.607773	13.037904	3.41%	38,262
2013	10.257738	12.607773	22.91%	0
2012	9.051808	10.257738	13.32%	19,897
2011	9.600776	9.051808	-5.72%	8,597
2010	8.567131	9.600776	12.07%	0
2009	6.843520	8.567131	25.19%	15,029
2008*	10.000000	6.843520	-31.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.317687	12.679500	2.94%	35,839
2013	11.196381	12.317687	10.01%	64,609
2012	10.287903	11.196381	8.83%	82,922
2011	10.430294	10.287903	-1.37%	89,273
2010	9.672495	10.430294	7.83%	91,752
2009	8.310716	9.672495	16.39%	19,820
2008*	10.000000	8.310716	-16.89%	52,453
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.256288	12.734242	3.90%	19,153
2013	12.634111	12.256288	-2.99%	12,613
2012	11.855700	12.634111	6.57%	46,427
2011	11.245593	11.855700	5.43%	24,725
2010	10.621184	11.245593	5.88%	52,767
2009	9.872127	10.621184	7.59%	74,154
2008*	10.000000	9.872127	-1.28%	2,720
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.062618	13.549573	3.73%	6,087
2013	13.484158	13.062618	-3.13%	7,316
2012	12.728494	13.484158	5.94%	11,415
2011	12.135789	12.728494	4.88%	15,915
2010	11.349822	12.135789	6.92%	18,601
2009	9.856077	11.349822	15.16%	12,928
2008*	10.000000	9.856077	-1.44%	13,301

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.405841	21.873713	-6.55%	59,811
2013	23.490993	23.405841	-0.36%	3,199
2012	20.263882	23.490993	15.93%	3,475
2011	26.394743	20.263882	-23.23%	3,552
2010	22.972236	26.394743	14.90%	5,822
2009	14.222724	22.972236	61.52%	7,960
2008	34.048272	14.222724	-58.23%	9,609
2007	23.649505	34.048272	43.97%	10,620
2006	17.489766	23.649505	35.22%	11,174
2005	13.332348	17.489766	31.18%	11,890
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.165399	16.718075	3.42%	678,033
2013	17.036093	16.165399	-5.11%	817,622
2012	16.715085	17.036093	1.92%	992,771
2011	15.757301	16.715085	6.08%	1,200,735
2010	15.205460	15.757301	3.63%	1,570,349
2009	14.972061	15.205460	1.56%	1,856,827
2008	14.053697	14.972061	6.53%	2,010,484
2007	13.261543	14.053697	5.97%	1,900,038
2006	12.975103	13.261543	2.21%	2,002,331
2005	12.704400	12.975103	2.13%	2,285,271
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.372581	14.150744	-1.54%	90,542
2013	12.333075	14.372581	16.54%	16,294
2012	10.786941	12.333075	14.33%	17,985
2011	12.086948	10.786941	-10.76%	20,018
2010	10.787539	12.086948	12.05%	6,526
2009	8.408349	10.787539	28.30%	8,409
2008	15.760938	8.408349	-46.65%	8,477
2007	12.534539	15.760938	25.74%	2,189
2006	9.531459	12.534539	31.51%	2,658
2005	7.401248	9.531459	28.78%	2,830
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.796117	10.016679	-7.22%	13,775
2013	9.020778	10.796117	19.68%	10,826
2012	7.716089	9.020778	16.91%	14,052
2011	8.952007	7.716089	-13.81%	255,847
2010	8.427987	8.952007	6.22%	12,525
2009	6.626051	8.427987	27.19%	9,602
2008	11.772823	6.626051	-43.72%	7,349
2007	10.882719	11.772823	8.18%	11,606
2006*	10.000000	10.882719	8.83%	7,887

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.146128	19.879528	3.83%	144,148
2013	15.213695	19.146128	25.85%	163,697
2012	13.272544	15.213695	14.63%	167,161
2011	13.969022	13.272544	-4.99%	178,184
2010	12.321793	13.969022	13.37%	221,052
2009	9.794239	12.321793	25.81%	263,944
2008	15.680560	9.794239	-37.54%	197,034
2007	14.964301	15.680560	4.79%	200,534
2006	12.946440	14.964301	15.59%	218,716
2005	12.128091	12.946440	6.75%	192,160
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.194780	15.716696	3.43%	39,441
2013	13.545432	15.194780	12.18%	42,022
2012	12.521179	13.545432	8.18%	44,907
2011	12.549129	12.521179	-0.22%	29,827
2010	11.554648	12.549129	8.61%	15,460
2009*	10.000000	11.554648	15.55%	12,701
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.253971	17.953561	4.05%	1,170
2013	14.599701	17.253971	18.18%	1,236
2012	13.151411	14.599701	11.01%	6,965
2011	13.422987	13.151411	-2.02%	11,167
2010	12.114759	13.422987	10.80%	11,129
2009*	10.000000	12.114759	21.15%	5,633
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.162503	14.551629	2.75%	259,602
2013	13.660004	14.162503	3.68%	292,536
2012	13.132595	13.660004	4.02%	363,492
2011	12.900263	13.132595	1.80%	388,011
2010	12.317877	12.900263	4.73%	494,892
2009	11.417641	12.317877	7.88%	558,304
2008	12.284510	11.417641	-7.06%	433,952
2007	11.787573	12.284510	4.22%	459,259
2006	11.226330	11.787573	5.00%	652,116
2005	10.987504	11.226330	2.17%	539,369
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.675022	10.816879	1.33%	0
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.763622	10.829782	0.61%	0
2013*	10.000000	10.763622	7.64%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.116200	17.804974	4.02%	995,190
2013	14.839180	17.116200	15.34%	1,079,992
2012	13.540603	14.839180	9.59%	1,295,638
2011	13.696434	13.540603	-1.14%	1,563,293
2010	12.486034	13.696434	9.69%	1,955,074
2009	10.597109	12.486034	17.82%	2,307,856
2008	13.951104	10.597109	-24.04%	1,781,812
2007	13.351492	13.951104	4.49%	1,934,583
2006	12.123233	13.351492	10.13%	2,196,721
2005	11.635859	12.123233	4.19%	2,293,586
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.461854	19.163863	3.80%	376,476
2013	15.253747	18.461854	21.03%	434,721
2012	13.558173	15.253747	12.51%	510,982
2011	14.006517	13.558173	-3.20%	628,403
2010	12.551362	14.006517	11.59%	791,233
2009	10.202365	12.551362	23.02%	958,691
2008	15.035889	10.202365	-32.15%	1,029,091
2007	14.323110	15.035889	4.98%	973,426
2006	12.643526	14.323110	13.28%	1,025,516
2005	11.939394	12.643526	5.90%	1,025,180
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.888469	16.458434	3.59%	346,482
2013	14.539279	15.888469	9.28%	417,293
2012	13.607350	14.539279	6.85%	454,279
2011	13.480344	13.607350	0.94%	539,385
2010	12.560527	13.480344	7.32%	672,053
2009	11.085962	12.560527	13.30%	788,492
2008	13.194253	11.085962	-15.98%	854,839
2007	12.603326	13.194253	4.69%	969,149
2006	11.753180	12.603326	7.23%	1,058,014
2005	11.373337	11.753180	3.34%	1,061,101
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.405170	23.032617	7.60%	1,165,337
2013	15.832219	21.405170	35.20%	1,349,823
2012	13.488366	15.832219	17.38%	1,631,350
2011	13.949671	13.488366	-3.31%	1,980,894
2010	12.963939	13.949671	7.60%	2,633,469
2009*	10.000000	12.963939	29.64%	10,075
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.150561	1.51%	2,355

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	41.688577	45.114025	8.22%	211,520
2013	31.681873	41.688577	31.58%	231,723
2012	27.270144	31.681873	16.18%	278,190
2011	28.292664	27.270144	-3.61%	335,409
2010	22.667783	28.292664	24.81%	426,353
2009	16.759745	22.667783	35.25%	508,747
2008	26.671830	16.759745	-37.16%	526,588
2007	25.074563	26.671830	6.37%	528,715
2006	23.071107	25.074563	8.68%	608,858
2005	20.809277	23.071107	10.87%	679,690
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.611855	11.484127	-1.10%	1,065,480
2013	11.741002	11.611855	-1.10%	1,158,715
2012	11.871945	11.741002	-1.10%	1,267,579
2011	12.003612	11.871945	-1.10%	1,643,372
2010	12.137097	12.003612	-1.10%	1,807,123
2009	12.266942	12.137097	-1.06%	2,552,390
2008	12.153777	12.266942	0.93%	3,893,903
2007	11.727628	12.153777	3.63%	2,200,072
2006	11.343801	11.727628	3.38%	1,796,910
2005	11.171561	11.343801	1.54%	1,540,004
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.558285	19.066962	2.74%	141,595
2013	18.978077	18.558285	-2.21%	149,077
2012	17.095502	18.978077	11.01%	193,005
2011	16.376646	17.095502	4.39%	206,209
2010	14.973439	16.376646	9.37%	282,558
2009	12.172363	14.973439	23.01%	323,747
2008	14.880871	12.172363	-18.20%	378,665
2007	14.382121	14.880871	3.47%	441,283
2006	13.870570	14.382121	3.69%	485,269
2005	13.725193	13.870570	1.06%	545,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.775823	18.382087	-2.10%	114,284
2013	15.642884	18.775823	20.03%	0
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.039093	-9.61%	27,729

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.640537	14.898344	9.22%	146,824
2013	10.236104	13.640537	33.26%	157,729
2012	8.895402	10.236104	15.07%	141,871
2011	9.263348	8.895402	-3.97%	178,414
2010	8.108655	9.263348	14.24%	229,823
2009	6.317627	8.108655	28.35%	84,714
2008*	10.000000	6.317627	-36.82%	164
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.172208	16.583577	9.30%	56,839
2013	11.326827	15.172208	33.95%	76,253
2012	9.721654	11.326827	16.51%	77,470
2011	10.438125	9.721654	-6.86%	81,862
2010*	10.000000	10.438125	4.38%	91,856
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.772017	13.925404	9.03%	3,467
2013	9.564017	12.772017	33.54%	9,432
2012	8.223917	9.564017	16.30%	10,653
2011	8.854670	8.223917	-7.12%	11,485
2010	7.940970	8.854670	11.51%	17,237
2009	6.301835	7.940970	26.01%	15,007
2008*	10.000000	6.301835	-36.98%	2,180
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.538590	14.958847	2.89%	432,657
2013	10.579896	14.538590	37.42%	518,803
2012	9.310248	10.579896	13.64%	573,424
2011	9.829324	9.310248	-5.28%	716,085
2010	7.836832	9.829324	25.42%	942,550
2009	6.233404	7.836832	25.72%	1,077,337
2008*	10.000000	6.233404	-37.67%	16,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.275597	17.678860	15.73%	427,837
2013	11.383937	15.275597	34.19%	505,970
2012	9.893653	11.383937	15.06%	609,762
2011	10.241195	9.893653	-3.39%	742,294
2010	8.655721	10.241195	18.32%	889,861
2009	6.708071	8.655721	29.03%	1,051,252
2008*	10.000000	6.708071	-32.92%	30,264

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.577409	22.956853	1.68%	87,872
2013	15.821220	22.577409	42.70%	105,835
2012	14.102544	15.821220	12.19%	126,881
2011	14.352125	14.102544	-1.74%	153,716
2010	11.567848	14.352125	24.07%	210,354
2009	9.176532	11.567848	26.06%	237,264
2008	17.317497	9.176532	-47.01%	272,684
2007	15.955463	17.317497	8.54%	282,334
2006	15.631166	15.955463	2.07%	312,881
2005	14.621540	15.631166	6.91%	352,923
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	52.577279	55.650339	5.84%	162,813
2013	37.864433	52.577279	38.86%	198,202
2012	31.787493	37.864433	19.12%	225,388
2011	33.857021	31.787493	-6.11%	282,737
2010	27.039543	33.857021	25.21%	376,579
2009	21.661647	27.039543	24.83%	454,954
2008	32.282450	21.661647	-32.90%	472,022
2007	35.060668	32.282450	-7.92%	484,851
2006	30.222899	35.060668	16.01%	570,623
2005	29.647062	30.222899	1.94%	672,894
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	42.975328	42.849059	-0.29%	155,247
2013	30.838209	42.975328	39.36%	169,574
2012	26.996788	30.838209	14.23%	194,222
2011	28.903160	26.996788	-6.60%	237,962
2010	23.319904	28.903160	23.94%	300,315
2009	17.504764	23.319904	33.22%	372,034
2008	28.635274	17.504764	-38.87%	409,342
2007	28.351029	28.635274	1.00%	460,487
2006	25.585419	28.351029	10.81%	523,000
2005	23.032234	25.585419	11.09%	589,005
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	18.028685	19.996369	10.91%	243,173
2013	13.904568	18.028685	29.66%	259,249
2012	12.309812	13.904568	12.96%	307,352
2011	12.380966	12.309812	-0.57%	353,921
2010	11.034479	12.380966	12.20%	454,524
2009	8.848135	11.034479	24.71%	525,728
2008	15.307951	8.848135	-42.20%	602,156
2007	14.308509	15.307951	6.98%	632,413
2006	12.732098	14.308509	12.38%	711,002
2005	11.981674	12.732098	6.26%	828,240

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.478088	14.630830	27.47%	476,382
2013	11.262780	11.478088	1.91%	518,977
2012	9.835613	11.262780	14.51%	625,279
2011	9.337754	9.835613	5.33%	826,947
2010	7.252567	9.337754	28.75%	1,026,182
2009	5.604966	7.252567	29.40%	1,144,636
2008*	10.000000	5.604966	-43.95%	8,913
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.714667	13.100903	11.83%	22,987
2013*	10.000000	11.714667	17.15%	399
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.755282	10.689508	-0.61%	38,861
2013	10.863450	10.755282	-1.00%	25,566
2012	10.610693	10.863450	2.38%	23,328
2011	10.590916	10.610693	0.19%	28,407
2010	10.455700	10.590916	1.29%	50,746
2009	9.870265	10.455700	5.93%	89,126
2008*	10.000000	9.870265	-1.30%	9,390
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.586668	13.014799	3.40%	1,701
2013*	10.000000	12.586668	25.87%	7,456
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.553514	15.037665	-9.16%	5,260
2013	13.937028	16.553514	18.77%	6,633
2012	11.786443	13.937028	18.25%	10,722
2011	13.608361	11.786443	-13.39%	12,177
2010	12.938556	13.608361	5.18%	21,594
2009*	10.000000	12.938556	29.39%	32,014
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.923143	10.868883	-0.50%	94,482
2013	10.976931	10.923143	-0.49%	433,174
2012	10.610673	10.976931	3.45%	163,854
2011	10.697467	10.610673	-0.81%	176,954
2010	10.273491	10.697467	4.13%	247,202
2009	9.166189	10.273491	12.08%	287,258
2008	10.705809	9.166189	-14.38%	216,373
2007	10.332505	10.705809	3.61%	250,694
2006	10.025843	10.332505	3.06%	188,594
2005	9.992825	10.025843	0.33%	204,299

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.650546	12.945631	2.33%	4,788
2013	8.771024	12.650546	44.23%	4,630
2012	8.149887	8.771024	7.62%	5,007
2011	8.328667	8.149887	-2.15%	7,803
2010	7.040521	8.328667	18.30%	10,616
2009	5.799261	7.040521	21.40%	12,253
2008	9.688085	5.799261	-40.14%	891
2007	9.746244	9.688085	-0.60%	11,065
2006*	10.000000	9.746244	-2.54%	364
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.356140	21.130639	9.17%	22,289
2013	14.223032	19.356140	36.09%	25,954
2012	12.958772	14.223032	9.76%	28,984
2011	13.519055	12.958772	-4.14%	36,396
2010	11.126395	13.519055	21.50%	39,304
2009	8.560035	11.126395	29.98%	19,400
2008	14.292911	8.560035	-40.11%	18,638
2007	13.430250	14.292911	6.42%	50,404
2006	11.942734	13.430250	12.46%	26,790
2005	11.300308	11.942734	5.69%	6,582
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	23.183020	26.460900	14.14%	0
2013	18.067579	23.183020	28.31%	0
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	252
2009	10.586883	15.131684	42.93%	916,870
2008	19.648575	10.586883	-46.12%	1,043,877
2007	17.405548	19.648575	12.89%	1,056,866
2006	16.302811	17.405548	6.76%	1,252,872
2005	15.683951	16.302811	3.95%	1,461,945
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	23.043036	24.107756	4.62%	124,218
2013	17.133756	23.043036	34.49%	153,566
2012	14.877798	17.133756	15.16%	183,320
2011	14.879893	14.877798	-0.01%	219,155
2010	11.803424	14.879893	26.06%	308,078
2009	9.000027	11.803424	31.15%	321,021
2008	17.867256	9.000027	-49.63%	390,624
2007	16.991136	17.867256	5.16%	400,647
2006	16.686412	16.991136	1.83%	462,852
2005	15.019928	16.686412	11.10%	551,665

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.909583	19.130264	1.17%	498,787
2013	15.018696	18.909583	25.91%	314,592
2012	12.523077	15.018696	19.93%	369,621
2011	13.806701	12.523077	-9.30%	452,513
2010	12.038250	13.806701	14.69%	562,371
2009	8.708572	12.038250	38.23%	674,961
2008	14.722203	8.708572	-40.85%	747,653
2007	14.002027	14.722203	5.14%	746,942
2006	12.029135	14.002027	16.40%	835,060
2005	10.640161	12.029135	13.05%	1,008,057
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.034213	10.205551	1.71%	21,744
2013	10.159260	10.034213	-1.23%	15,191
2012*	10.000000	10.159260	1.59%	5,918
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.046251	-9.54%	1,071
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	21.098135	23.099421	9.49%	325,731
2013	16.188933	21.098135	30.32%	371,842
2012	14.006334	16.188933	15.58%	449,432
2011	14.163832	14.006334	-1.11%	560,571
2010	12.334467	14.163832	14.83%	708,096
2009	9.721788	12.334467	26.87%	852,493
2008	15.976084	9.721788	-39.15%	898,387
2007	15.470351	15.976084	3.27%	904,661
2006	13.598711	15.470351	13.76%	1,020,268
2005	12.974169	13.598711	4.81%	1,140,004
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.690006	17.369183	10.70%	33,012
2013	11.250104	15.690006	39.47%	36,060
2012	9.641310	11.250104	16.69%	130,484
2011	9.968885	9.641310	-3.29%	144,606
2010	8.167896	9.968885	22.05%	178,512
2009	6.019679	8.167896	35.69%	181,607
2008	9.790374	6.019679	-38.51%	43,614
2007	10.021096	9.790374	-2.30%	56,428
2006*	10.000000	10.021096	0.21%	24,923
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.533324	10.464843	-0.65%	39,703
2013	10.638843	10.533324	-0.99%	46,730
2012*	10.000000	10.638843	6.39%	63,552
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.714124	-2.86%	1,091

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.141970	12.044545	-0.80%	9,296
2013	13.139916	12.141970	-7.59%	24,239
2012	12.625815	13.139916	4.07%	29,922
2011	11.774859	12.625815	7.23%	46,587
2010	10.885591	11.774859	8.17%	55,972
2009*	10.000000	10.885591	8.86%	53,441
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.759392	11.717057	-0.36%	156,840
2013	11.917865	11.759392	-1.33%	158,426
2012	11.395491	11.917865	4.58%	175,455
2011	11.406927	11.395491	-0.10%	216,554
2010	10.965168	11.406927	4.03%	231,395
2009*	10.000000	10.965168	9.65%	103,146
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.623348	13.889994	1.96%	0
2013	15.173465	13.623348	-10.22%	0
2012	14.107607	15.173465	7.56%	0
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
2008	11.100121	10.206869	-8.05%	0
2007	10.144307	11.100121	9.42%	0
2006*	10.000000	10.144307	1.44%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	15.034182	15.503838	3.12%	0
2013	15.504605	15.034182	-3.03%	0
2012	14.304255	15.504605	8.39%	0
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
2008	11.174964	11.576877	3.60%	0
2007	10.391416	11.174964	7.54%	0
2006*	10.000000	10.391416	3.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.508603	10.826136	3.02%	107,409
2013	10.848202	10.508603	-3.13%	151,880
2012	10.017458	10.848202	8.29%	160,747
2011*	10.000000	10.017458	0.17%	95,393

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.133932	13.478242	-4.64%	0
2013	11.812149	14.133932	19.66%	0
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
2008	11.327700	6.355345	-43.90%	0
2007	11.016187	11.327700	2.83%	0
2006*	10.000000	11.016187	10.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.230843	28.851376	29.78%	92,109
2013	14.934298	22.230843	48.86%	126,501
2012	11.527357	14.934298	29.56%	65,292
2011	10.558722	11.527357	9.17%	45,639
2010*	10.000000	10.558722	5.59%	6,025
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.368317	13.193124	6.67%	8,299
2013	12.545648	12.368317	-1.41%	3,521
2012	11.591270	12.545648	8.23%	7,463
2011	11.093339	11.591270	4.49%	4,503
2010	10.468731	11.093339	5.97%	3,103
2009	9.654044	10.468731	8.44%	3,900
2008	10.870771	9.654044	-11.19%	37,797
2007	10.423896	10.870771	4.29%	42,699
2006*	10.000000	10.423896	4.24%	14,087
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	43.667264	44.451225	1.80%	5,667
2013	48.386688	43.667264	-9.75%	7,441
2012	41.476432	48.386688	16.66%	9,073
2011	39.180972	41.476432	5.86%	10,791
2010	36.098833	39.180972	8.54%	15,157
2009	28.031944	36.098833	28.78%	23,596
2008	33.336470	28.031944	-15.91%	20,646
2007	31.642335	33.336470	5.35%	25,734
2006	28.872927	31.642335	9.59%	33,036
2005	26.007067	28.872927	11.02%	42,471

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.924144	17.098621	1.03%	0
2013	14.758835	16.924144	14.67%	0
2012	13.108544	14.758835	12.59%	0
2011	13.760263	13.108544	-4.74%	0
2010	13.165013	13.760263	4.52%	0
2009	10.044100	13.165013	31.07%	0
2008	18.340560	10.044100	-45.24%	0
2007	16.184326	18.340560	13.32%	0
2006	13.077056	16.184326	23.76%	0
2005	11.904429	13.077056	9.85%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	60.092467	59.184888	-1.51%	14,624
2013	54.240913	60.092467	10.79%	16,692
2012	42.251197	54.240913	28.38%	17,514
2011	57.526748	42.251197	-26.55%	8,970
2010	45.857764	57.526748	25.45%	10,700
2009	21.750628	45.857764	110.83%	12,469
2008	62.444926	21.750628	-65.17%	14,246
2007	45.883718	62.444926	36.09%	15,175
2006	33.258208	45.883718	37.96%	14,354
2005	25.475580	33.258208	30.55%	16,953
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	50.951490	40.764212	-19.99%	17,197
2013	46.608474	50.951490	9.32%	22,442
2012	45.584554	46.608474	2.25%	33,756
2011	55.165970	45.584554	-17.37%	11,171
2010	43.160801	55.165970	27.81%	13,884
2009	27.702334	43.160801	55.80%	14,938
2008	51.992806	27.702334	-46.72%	22,848
2007	36.168999	51.992806	43.75%	27,615
2006	29.375443	36.168999	23.13%	28,973
2005	19.582479	29.375443	50.01%	31,140
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.529677	8.399050	-20.23%	30,512
2013	9.652965	10.529677	9.08%	39,885
2012*	10.000000	9.652965	-3.47%	38,882

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	17.054552	18.587291	8.99%	52,373
2013	12.875677	17.054552	32.46%	64,505
2012	11.196531	12.875677	15.00%	74,432
2011	12.150344	11.196531	-7.85%	89,401
2010	10.935495	12.150344	11.11%	118,030
2009	8.702181	10.935495	25.66%	166,194
2008	14.161636	8.702181	-38.55%	144,921
2007	13.023859	14.161636	8.74%	125,710
2006	11.583572	13.023859	12.43%	119,026
2005	10.770053	11.583572	7.55%	131,863
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.573406	23.846769	-2.96%	9,277
2013	16.539022	24.573406	48.58%	11,506
2012	15.503117	16.539022	6.68%	7,731
2011	16.430457	15.503117	-5.64%	18,399
2010	13.104632	16.430457	25.38%	29,310
2009*	10.000000	13.104632	31.05%	14,462

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.246597	11.584949	3.01%	3,725
2013	10.164498	11.246597	10.65%	3,725
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.761622	16.974191	7.69%	13,110
2013	11.584921	15.761622	36.05%	13,925
2012	9.892874	11.584921	17.10%	15,833
2011	10.952024	9.892874	-9.67%	21,417
2010	8.752194	10.952024	25.13%	15,645
2009	6.206477	8.752194	41.02%	73,912
2008*	10.000000	6.206477	-37.94%	7,630
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.658650	13.947093	2.11%	167,785
2013	15.097756	13.658650	-9.53%	216,300
2012	14.223317	15.097756	6.15%	189,125
2011	12.876049	14.223317	10.46%	185,179
2010	12.391484	12.876049	3.91%	198,987
2009	11.373829	12.391484	8.95%	232,347
2008	11.691897	11.373829	-2.72%	241,978
2007	10.803007	11.691897	8.23%	193,533
2006	10.757583	10.803007	0.42%	175,302
2005	10.714951	10.757583	0.40%	198,524
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.794511	23.125522	11.21%	101,653
2013	15.488241	20.794511	34.26%	114,529
2012	13.655440	15.488241	13.42%	135,323
2011	13.397047	13.655440	1.93%	212,716
2010	11.873152	13.397047	12.83%	220,090
2009	10.170713	11.873152	16.74%	223,175
2008	15.729529	10.170713	-35.34%	238,130
2007	15.924263	15.729529	-1.22%	254,929
2006	13.758089	15.924263	15.74%	271,673
2005	13.301697	13.758089	3.43%	338,397
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	20.357907	19.015606	-6.59%	0
2013	16.824244	20.357907	21.00%	0
2012	14.047683	16.824244	19.77%	0
2011	16.156444	14.047683	-13.05%	0
2010	14.426549	16.156444	11.99%	0
2009	10.910476	14.426549	32.23%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.571185	20.221670	15.08%	26,204
2013	13.661362	17.571185	28.62%	20,784
2012	11.880770	13.661362	14.99%	23,210
2011	12.102633	11.880770	-1.83%	21,658
2010	10.266647	12.102633	17.88%	17,609
2009	7.992698	10.266647	28.45%	19,126
2008	10.688098	7.992698	-25.22%	46,816
2007	11.068287	10.688098	-3.43%	20,195
2006*	10.000000	11.068287	10.68%	20,059
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	28.967506	32.379785	11.78%	0
2013	22.246382	28.967506	30.21%	0
2012	19.642733	22.246382	13.26%	0
2011	19.671216	19.642733	-0.14%	0
2010	17.544896	19.671216	12.12%	0
2009	14.807686	17.544896	18.49%	516,874
2008	20.458146	14.807686	-27.62%	584,982
2007	21.818582	20.458146	-6.24%	637,580
2006	18.601817	21.818582	17.29%	766,278
2005	17.915769	18.601817	3.83%	805,700
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.353952	15.470652	0.76%	150,178
2013	13.575527	15.353952	13.10%	205,023
2012	12.489067	13.575527	8.70%	201,330
2011	13.111331	12.489067	-4.75%	239,143
2010	12.084265	13.111331	8.50%	171,383
2009*	10.000000	12.084265	20.84%	143,749
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.246999	12.786348	4.40%	2,728
2013*	10.000000	12.246999	22.47%	750
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.900598	9.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.433605	25.389598	3.91%	52,554
2013	17.565868	24.433605	39.10%	66,140
2012	15.353767	17.565868	14.41%	78,062
2011	15.445097	15.353767	-0.59%	89,288
2010	12.417560	15.445097	24.38%	107,158
2009	10.047490	12.417560	23.59%	108,411
2008	14.712847	10.047490	-31.71%	107,119
2007	14.983074	14.712847	-1.80%	108,882
2006	13.247767	14.983074	13.10%	151,425
2005	12.497476	13.247767	6.00%	190,772

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.070347	19.144063	12.15%	20,767
2013	12.854216	17.070347	32.80%	23,026
2012	11.613424	12.854216	10.68%	26,414
2011	11.643316	11.613424	-0.26%	89,519
2010	10.258770	11.643316	13.50%	69,454
2009	7.759012	10.258770	32.22%	76,714
2008	11.970076	7.759012	-35.18%	82,823
2007	11.235361	11.970076	6.54%	71,597
2006	10.408090	11.235361	7.95%	80,298
2005	10.161439	10.408090	2.43%	85,456
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	20.056419	22.487260	12.12%	427,310
2013	15.367741	20.056419	30.51%	518,985
2012	13.432892	15.367741	14.40%	605,073
2011	13.338399	13.432892	0.71%	675,982
2010	11.749993	13.338399	13.52%	895,521
2009	9.408908	11.749993	24.88%	1,045,183
2008	15.142839	9.408908	-37.87%	1,068,250
2007	14.555054	15.142839	4.04%	1,145,093
2006	12.748193	14.555054	14.17%	1,271,427
2005	12.318167	12.748193	3.49%	1,565,759
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.962374	22.398003	6.85%	79,265
2013	17.510805	20.962374	19.71%	111,252
2012	16.041785	17.510805	9.16%	138,031
2011	14.886421	16.041785	7.76%	133,744
2010	13.059169	14.886421	13.99%	169,931
2009	10.779382	13.059169	21.15%	164,301
2008	15.479227	10.779382	-30.36%	180,434
2007	14.617682	15.479227	5.89%	182,212
2006	12.695402	14.617682	15.14%	193,927
2005	12.304021	12.695402	3.18%	244,067
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	17.384733	15.583185	-10.36%	69
2013	14.299029	17.384733	21.58%	69
2012	12.839502	14.299029	11.37%	69
2011	15.933252	12.839502	-19.42%	69
2010	15.431047	15.933252	3.25%	69
2009	11.918880	15.431047	29.47%	375
2008	19.237344	11.918880	-38.04%	375
2007	18.686205	19.237344	2.95%	375
2006	15.418723	18.686205	21.19%	375
2005	13.940122	15.418723	10.61%	375

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	17.103462	17.176323	0.43%	0
2013	11.647598	17.103462	46.84%	0
2012	9.773600	11.647598	19.17%	0
2011	11.476071	9.773600	-14.83%	0
2010	8.852079	11.476071	29.64%	0
2009	7.105084	8.852079	24.59%	0
2008	11.517742	7.105084	-38.31%	0
2007	13.101472	11.517742	-12.09%	0
2006	12.771972	13.101472	2.58%	0
2005	12.211744	12.771972	4.59%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.922041	-0.78%	3,321
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.988385	18.455987	2.60%	254,259
2013	18.011244	17.988385	-0.13%	310,382
2012	16.606775	18.011244	8.46%	365,060
2011	16.426173	16.606775	1.10%	437,472
2010	15.314813	16.426173	7.26%	560,555
2009	12.864153	15.314813	19.05%	621,972
2008	14.036793	12.864153	-8.35%	590,771
2007	13.475495	14.036793	4.17%	716,109
2006	13.088130	13.475495	2.96%	746,398
2005	13.070401	13.088130	0.14%	878,237
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.962091	14.401807	3.15%	36,533
2013	12.456293	13.962091	12.09%	37,977
2012	11.283081	12.456293	10.40%	24,696
2011	11.446601	11.283081	-1.43%	33,643
2010	10.271440	11.446601	11.44%	34,778
2009	8.369472	10.271440	22.73%	12,028
2008	11.300723	8.369472	-25.94%	13,664
2007	10.523113	11.300723	7.39%	10,437
2006*	10.000000	10.523113	5.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.793109	14.270433	3.46%	61,916
2013	12.033611	13.793109	14.62%	61,587
2012	10.755488	12.033611	11.88%	30,194
2011	11.004106	10.755488	-2.26%	19,781
2010	9.720590	11.004106	13.20%	12,917
2009	7.636252	9.720590	27.30%	13,843
2008	11.480737	7.636252	-33.49%	13,267
2007	10.543114	11.480737	8.89%	13,267
2006*	10.000000	10.543114	5.43%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.959719	14.470018	3.66%	49,427
2013	11.623405	13.959719	20.10%	71,403
2012	10.182467	11.623405	14.15%	33,369
2011	10.586110	10.182467	-3.81%	34,968
2010	9.232091	10.586110	14.67%	31,471
2009	7.107434	9.232091	29.89%	36,979
2008	11.611433	7.107434	-38.79%	29,189
2007	10.563287	11.611433	9.92%	30,549
2006*	10.000000	10.563287	5.63%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	30.372074	33.570468	10.53%	0
2013	23.428404	30.372074	29.64%	0
2012	20.378246	23.428404	14.97%	0
2011	21.173161	20.378246	-3.75%	0
2010	18.290160	21.173161	15.76%	0
2009	13.638709	18.290160	34.10%	710,559
2008	24.043548	13.638709	-43.27%	786,031
2007	20.700489	24.043548	16.15%	854,405
2006	18.765787	20.700489	10.31%	862,546
2005	16.246321	18.765787	15.51%	891,123
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.458284	10.742802	-13.77%	42,297
2013	10.151943	12.458284	22.72%	35,614
2012	9.806054	10.151943	3.53%	54,393
2011	10.463988	9.806054	-6.29%	72,065
2010	8.883781	10.463988	17.79%	94,956
2009	6.089947	8.883781	45.88%	118,801
2008	13.512260	6.089947	-54.93%	106,442
2007	9.386190	13.512260	43.96%	119,387
2006*	10.000000	9.386190	-6.14%	24,277
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.810789	23.424187	7.40%	384,869
2013	17.236232	21.810789	26.54%	463,352
2012	14.879720	17.236232	15.84%	562,045
2011	14.924295	14.879720	-0.30%	654,748
2010	13.118484	14.924295	13.77%	783,733
2009	10.206086	13.118484	28.54%	922,715
2008	18.020736	10.206086	-43.36%	1,040,057
2007	17.976697	18.020736	0.24%	1,114,713
2006	15.144293	17.976697	18.70%	1,249,337
2005	14.485907	15.144293	4.55%	1,363,123

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.905222	17.625197	10.81%	0
2013	11.678351	15.905222	36.19%	0
2012	9.889692	11.678351	18.09%	0
2011	9.791033	9.889692	1.01%	0
2010	8.010122	9.791033	22.23%	0
2009	5.560895	8.010122	44.04%	40,885
2008	12.518473	5.560895	-55.58%	43,815
2007	10.293065	12.518473	21.62%	28,478
2006	9.888284	10.293065	4.09%	29,712
2005	9.188710	9.888284	7.61%	31,981
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.572288	21.511818	9.91%	209,459
2013	14.536997	19.572288	34.64%	232,176
2012	12.839031	14.536997	13.23%	247,709
2011	12.969774	12.839031	-1.01%	282,060
2010	10.576265	12.969774	22.63%	329,701
2009	8.349186	10.576265	26.67%	389,784
2008	16.007495	8.349186	-47.84%	460,933
2007	12.764761	16.007495	25.40%	549,412
2006	12.098405	12.764761	5.51%	586,018
2005	11.581701	12.098405	4.46%	677,915
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.932558	16.917693	-0.09%	78,078
2013	16.179201	16.932558	4.66%	92,701
2012	14.333160	16.179201	12.88%	108,454
2011	13.951807	14.333160	2.73%	125,565
2010	12.403842	13.951807	12.48%	165,812
2009	8.727615	12.403842	42.12%	170,981
2008	11.782239	8.727615	-25.93%	189,765
2007	11.611599	11.782239	1.47%	245,867
2006	10.565336	11.611599	9.90%	479,874
2005	10.424872	10.565336	1.35%	538,999
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	14.001074	14.636420	4.54%	127,456
2013	14.436750	14.001074	-3.02%	138,942
2012	13.808516	14.436750	4.55%	203,157
2011	13.029501	13.808516	5.98%	216,553
2010	12.241042	13.029501	6.44%	231,964
2009	10.705483	12.241042	14.34%	202,811
2008	11.204860	10.705483	-4.46%	157,892
2007	10.877807	11.204860	3.01%	139,510
2006	10.550355	10.877807	3.10%	123,183
2005	10.455277	10.550355	0.91%	94,383

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.966988	16.761360	4.98%	70,086
2013	11.871515	15.966988	34.50%	69,126
2012	10.466139	11.871515	13.43%	82,912
2011	11.858536	10.466139	-11.74%	118,951
2010	9.320984	11.858536	27.22%	203,814
2009	6.734567	9.320984	38.41%	196,928
2008	11.262788	6.734567	-40.21%	101,882
2007	9.866503	11.262788	14.15%	117,132
2006*	10.000000	9.866503	-1.33%	53,389
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	20.634459	18.732561	-9.22%	15,875
2013	16.010859	20.634459	28.88%	16,337
2012	13.437340	16.010859	19.15%	21,733
2011	16.422741	13.437340	-18.18%	22,643
2010	14.703338	16.422741	11.69%	25,493
2009	11.764171	14.703338	24.98%	28,415
2008	21.201191	11.764171	-44.51%	32,132
2007	18.300275	21.201191	15.85%	35,251
2006	15.695687	18.300275	16.59%	40,492
2005	13.345817	15.695687	17.61%	42,270
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.809763	23.001774	5.47%	24,460
2013	16.913919	21.809763	28.95%	32,954
2012	13.462599	16.913919	25.64%	36,870
2011	14.940933	13.462599	-9.89%	43,488
2010	11.952611	14.940933	25.00%	55,463
2009	7.682281	11.952611	55.59%	54,522
2008	15.917982	7.682281	-51.74%	50,261
2007	15.250212	15.917982	4.38%	63,146
2006	13.276674	15.250212	14.86%	82,785
2005	13.096147	13.276674	1.38%	125,614
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.582030	12.791557	1.67%	14,635
2013	10.283833	12.582030	22.35%	25,226
2012	9.020633	10.283833	14.00%	9,168
2011	9.268258	9.020633	-2.67%	2,911
2010	8.504046	9.268258	8.99%	4,580
2009	6.604890	8.504046	28.75%	21,852
2008*	10.000000	6.604890	-33.95%	8,933

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.041481	15.554820	3.41%	97,598
2013	13.354649	15.041481	12.63%	114,494
2012	11.992969	13.354649	11.35%	145,416
2011	11.849673	11.992969	1.21%	154,020
2010	10.639189	11.849673	11.38%	162,613
2009	7.937530	10.639189	34.04%	156,809
2008	11.415294	7.937530	-30.47%	104,725
2007	11.130667	11.415294	2.56%	86,217
2006*	10.000000	11.130667	11.31%	49,644
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.760233	15.667955	-0.59%	36,745
2013	11.702666	15.760233	34.67%	43,370
2012	10.000281	11.702666	17.02%	51,685
2011	10.511650	10.000281	-4.86%	62,123
2010	8.293287	10.511650	26.75%	78,245
2009	6.495824	8.293287	27.67%	81,386
2008	9.810701	6.495824	-33.79%	56,526
2007	10.167449	9.810701	-3.51%	30,600
2006*	10.000000	10.167449	1.67%	21,313
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.356320	-6.44%	17,090
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.854406	17.489416	-11.91%	0
2013	16.293288	19.854406	21.86%	0
2012	13.898633	16.293288	17.23%	0
2011	15.699871	13.898633	-11.47%	0
2010	14.614564	15.699871	7.43%	0
2009	10.764824	14.614564	35.76%	0
2008	18.221740	10.764824	-40.92%	0
2007	15.921139	18.221740	14.45%	0
2006	13.234311	15.921139	20.30%	0
2005	12.118301	13.234311	9.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.667290	-13.33%	29,351
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.007714	0.08%	161,657
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.918609	10.261380	3.46%	1,028
2013*	10.000000	9.918609	-0.81%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.659416	12.102087	3.80%	0
2013	9.888107	11.659416	17.91%	0
2012	8.581430	9.888107	15.23%	0
2011	10.310803	8.581430	-16.77%	0
2010	9.016125	10.310803	14.36%	0
2009	7.618010	9.016125	18.35%	0
2008	12.508060	7.618010	-39.10%	0
2007	11.621771	12.508060	7.63%	0
2006*	10.000000	11.621771	16.22%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.243516	14.799559	11.75%	0
2013	10.264723	13.243516	29.02%	0
2012	8.968218	10.264723	14.46%	0
2011	9.482608	8.968218	-5.42%	0
2010	7.725313	9.482608	22.75%	0
2009	5.428630	7.725313	42.31%	0
2008	9.147859	5.428630	-40.66%	0
2007	10.332511	9.147859	-11.47%	0
2006*	10.000000	10.332511	3.33%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.209683	14.988856	5.48%	0
2013	12.573199	14.209683	13.02%	0
2012	11.227963	12.573199	11.98%	0
2011	11.284535	11.227963	-0.50%	0
2010	10.325228	11.284535	9.29%	0
2009	8.314433	10.325228	24.18%	0
2008	11.553835	8.314433	-28.04%	0
2007	11.023401	11.553835	4.81%	0
2006*	10.000000	11.023401	10.23%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.201292	16.170188	6.37%	0
2013	11.544031	15.201292	31.68%	0
2012	10.111067	11.544031	14.17%	0
2011	10.693217	10.111067	-5.44%	0
2010	9.276291	10.693217	15.27%	0
2009	7.055306	9.276291	31.48%	0
2008	11.591815	7.055306	-39.14%	0
2007	11.406249	11.591815	1.63%	0
2006*	10.000000	11.406249	14.06%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.161380	17.390452	1.33%	0
2013	16.167495	17.161380	6.15%	0
2012	14.239037	16.167495	13.54%	0
2011	14.409634	14.239037	-1.18%	0
2010	12.628451	14.409634	14.10%	0
2009	7.395228	12.628451	70.76%	0
2008	10.684493	7.395228	-30.79%	0
2007	10.589657	10.684493	0.90%	0
2006*	10.000000	10.589657	5.90%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	20.019073	19.515500	-2.52%	0
2013	14.804683	20.019073	35.22%	0
2012	12.532483	14.804683	18.13%	0
2011	13.290438	12.532483	-5.70%	0
2010	11.030887	13.290438	20.48%	0
2009	7.156435	11.030887	54.14%	0
2008	11.788402	7.156435	-39.29%	0
2007	10.817313	11.788402	8.98%	0
2006*	10.000000	10.817313	8.17%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.713637	17.669820	-0.25%	0
2013	13.440723	17.713637	31.79%	0
2012	11.609935	13.440723	15.77%	0
2011	12.696267	11.609935	-8.56%	0
2010	10.903247	12.696267	16.44%	0
2009	7.663686	10.903247	42.27%	0
2008	10.837871	7.663686	-29.29%	0
2007	10.764449	10.837871	0.68%	0
2006*	10.000000	10.764449	7.64%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.477359	15.570417	7.55%	0
2013	10.362247	14.477359	39.71%	0
2012	9.397226	10.362247	10.27%	0
2011	9.696284	9.397226	-3.08%	0
2010	7.539731	9.696284	28.60%	0
2009	5.641794	7.539731	33.64%	0
2008	10.814772	5.641794	-47.83%	0
2007	10.360638	10.814772	4.38%	0
2006*	10.000000	10.360638	3.61%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.462358	14.196110	13.91%	0
2013	9.828431	12.462358	26.80%	0
2012	8.980789	9.828431	9.44%	0
2011	9.495422	8.980789	-5.42%	0
2010	8.234893	9.495422	15.31%	0
2009	6.250453	8.234893	31.75%	0
2008	10.048206	6.250453	-37.80%	0
2007	10.835513	10.048206	-7.27%	0
2006*	10.000000	10.835513	8.36%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.352384	11.393847	-7.76%	1,246
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.482977	16.925236	-3.19%	0
2013	13.406784	17.482977	30.40%	0
2012	11.060501	13.406784	21.21%	0
2011	11.291768	11.060501	-2.05%	446
2010*	10.000000	11.291768	12.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.400924	14.364801	7.19%	0
2013	9.673941	13.400924	38.53%	2,239
2012*	10.000000	9.673941	-3.26%	2,473
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.343116	14.267087	6.92%	1,152
2013	9.655742	13.343116	38.19%	58,958
2012*	10.000000	9.655742	-3.44%	2,413
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	19.017046	20.329705	6.90%	0
2013	14.884605	19.017046	27.76%	0
2012	13.222591	14.884605	12.57%	0
2011	13.384562	13.222591	-1.21%	0
2010	12.359205	13.384562	8.30%	0
2009	9.745282	12.359205	26.82%	624
2008	14.112589	9.745282	-30.95%	2,146
2007	13.205789	14.112589	6.87%	2,427
2006	11.447046	13.205789	15.36%	2,506
2005	10.995720	11.447046	4.10%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.579786	13.558563	7.78%	2,386
2013	10.165992	12.579786	23.74%	2,379
2012	9.135621	10.165992	11.28%	1,338
2011*	10.000000	9.135621	-8.64%	2,199

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.681562	22.098985	18.29%	0
2013	13.447114	18.681562	38.93%	0
2012	11.252332	13.447114	19.51%	0
2011	10.950455	11.252332	2.76%	0
2010	10.520921	10.950455	4.08%	0
2009	8.336291	10.520921	26.21%	0
2008	11.814698	8.336291	-29.44%	0
2007	10.686048	11.814698	10.56%	0
2006*	10.000000	10.686048	6.86%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.701794	13.258412	13.30%	0
2013	11.525228	11.701794	1.53%	0
2012	9.100513	11.525228	26.64%	0
2011	9.847115	9.100513	-7.58%	0
2010	8.476998	9.847115	16.16%	0
2009	6.520046	8.476998	30.01%	0
2008	11.916339	6.520046	-45.28%	0
2007	12.762681	11.916339	-6.63%	0
2006*	10.000000	12.762681	27.63%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.385540	23.193214	-0.82%	0
2013	19.878052	23.385540	17.65%	0
2012	17.406233	19.878052	14.20%	0
2011	18.881204	17.406233	-7.81%	0
2010	16.923783	18.881204	11.57%	0
2009	12.659231	16.923783	33.69%	0
2008	21.480687	12.659231	-41.07%	0
2007	18.943490	21.480687	13.39%	0
2006	14.943983	18.943490	26.76%	0
2005	12.819102	14.943983	16.58%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.659081	13.035277	2.97%	2,019
2013	9.968791	12.659081	26.99%	2,019
2012*	10.000000	9.968791	-0.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.166297	14.015979	6.45%	0
2013	9.750436	13.166297	35.03%	0
2012*	10.000000	9.750436	-2.50%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.497767	29.496223	-6.35%	72,654
2013	25.464425	31.497767	23.69%	97,790
2012	21.616209	25.464425	17.80%	99,634
2011	23.565299	21.616209	-8.27%	170,625
2010	21.936284	23.565299	7.43%	106,941
2009*	10.000000	21.936284	23.61%	82,861

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.989367	26.179812	0.73%	23,865
2013	23.793529	25.989367	9.23%	27,967
2012	20.288916	23.793529	17.27%	24,766
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.831846	24.345368	6.63%	2,456
2013	17.775738	22.831846	28.44%	1,870
2012	15.835673	17.775738	12.25%	3,546
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.324490	15.358775	7.22%	153,495
2013	11.071529	14.324490	29.38%	195,110
2012	9.043079	11.071529	22.43%	245,567
2011	9.830478	9.043079	-8.01%	276,892
2010	9.339638	9.830478	5.26%	385,579
2009	6.470744	9.339638	44.34%	432,232
2008	11.754601	6.470744	-44.95%	452,962
2007	8.703523	11.754601	35.06%	449,970
2006	8.068907	8.703523	7.86%	385,647
2005	7.251916	8.068907	11.27%	427,527
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.207512	7.790605	8.09%	103,077
2013	5.385409	7.207512	33.83%	125,819
2012	4.572591	5.385409	17.78%	154,470
2011	5.064122	4.572591	-9.71%	43,619
2010	4.118270	5.064122	22.97%	50,600
2009	2.655358	4.118270	55.09%	60,003
2008	4.794557	2.655358	-44.62%	84,841
2007	3.985792	4.794557	20.29%	108,426
2006	3.739321	3.985792	6.59%	84,579
2005	3.391029	3.739321	10.27%	108,942
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.817649	12.874715	-13.11%	104,516
2013	13.116747	14.817649	12.97%	130,163
2012	11.724339	13.116747	11.88%	161,979
2011	17.529179	11.724339	-33.12%	83,659
2010	14.184381	17.529179	23.58%	95,613
2009	8.013182	14.184381	77.01%	106,964
2008	16.969706	8.013182	-52.78%	114,098
2007	13.410654	16.969706	26.54%	134,135
2006	9.252030	13.410654	44.95%	154,940
2005	7.093614	9.252030	30.43%	195,923

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.821922	25.967574	13.78%	31,403
2013	17.450587	22.821922	30.78%	28,289
2012	14.665682	17.450587	18.99%	23,907
2011	14.522134	14.665682	0.99%	13,815
2010	11.899937	14.522134	22.04%	15,991
2009	9.501691	11.899937	25.24%	20,960
2008	14.391466	9.501691	-33.98%	28,522
2007	14.211136	14.391466	1.27%	49,465
2006	12.303996	14.211136	15.50%	80,305
2005	11.396821	12.303996	7.96%	114,473
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.462866	-5.37%	1,861
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.292266	13.069092	-8.56%	8,815
2013	10.238380	14.292266	39.59%	10,183
2012*	10.000000	10.238380	2.38%	5,116
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.742473	17.149072	8.94%	69,077
2013	11.744873	15.742473	34.04%	71,940
2012	10.253344	11.744873	14.55%	85,371
2011	10.420990	10.253344	-1.61%	91,001
2010	9.478975	10.420990	9.94%	94,278
2009	7.831075	9.478975	21.04%	106,886
2008	11.779046	7.831075	-33.52%	81,313
2007	11.075760	11.779046	6.35%	57,176
2006*	10.000000	11.075760	10.76%	32,817
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.105813	15.101235	-0.03%	28,150
2013	11.972877	15.105813	26.17%	25,751
2012	10.447976	11.972877	14.60%	21,711
2011	10.760516	10.447976	-2.90%	6,968
2010*	10.000000	10.760516	7.61%	1,452
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.412482	12.559354	10.05%	32,488
2013	8.898720	11.412482	28.25%	41,349
2012	7.895405	8.898720	12.71%	47,613
2011	8.042611	7.895405	-1.83%	61,212
2010	6.822890	8.042611	17.88%	59,114
2009	5.171325	6.822890	31.94%	68,950
2008	8.535283	5.171325	-39.41%	57,906
2007	7.223344	8.535283	18.16%	78,433
2006	6.882641	7.223344	4.95%	95,304
2005	6.537501	6.882641	5.28%	128,049

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.559998	22.989733	11.82%	316,498
2013	15.768990	20.559998	30.38%	378,360
2012	13.912879	15.768990	13.34%	431,670
2011	13.983976	13.912879	-0.51%	497,686
2010	12.467890	13.983976	12.16%	695,974
2009*	10.000000	12.467890	24.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.333814	14.876089	3.78%	176,277
2013	11.761815	14.333814	21.87%	146,523
2012	10.282856	11.761815	14.38%	130,296
2011	10.306485	10.282856	-0.23%	136,579
2010	9.307778	10.306485	10.73%	155,687
2009	7.629628	9.307778	22.00%	182,243
2008	10.991163	7.629628	-30.58%	236,006
2007	10.476339	10.991163	4.91%	307,770
2006*	10.000000	10.476339	4.76%	47,923
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.504300	11.938142	3.77%	44,792
2013	11.945598	11.504300	-3.69%	46,909
2012	11.513086	11.945598	3.76%	79,813
2011	11.016128	11.513086	4.51%	85,236
2010	10.514432	11.016128	4.77%	117,771
2009	9.484428	10.514432	10.86%	134,440
2008	10.645730	9.484428	-10.91%	119,778
2007	10.458382	10.645730	1.79%	97,469
2006*	10.000000	10.458382	4.58%	34,877
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.630348	15.734209	0.66%	69,845
2013	12.291636	15.630348	27.16%	92,905
2012	10.185364	12.291636	20.68%	89,474
2011	11.361285	10.185364	-10.35%	91,570
2010	10.326441	11.361285	10.02%	110,899
2009	7.377345	10.326441	39.98%	136,768
2008	12.162544	7.377345	-39.34%	93,862
2007	10.759272	12.162544	13.04%	70,581
2006*	10.000000	10.759272	7.59%	24,703
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.085094	15.046269	6.82%	120,150
2013	10.993629	14.085094	28.12%	136,382
2012	9.473308	10.993629	16.05%	128,479
2011	10.054668	9.473308	-5.78%	137,911
2010	8.605881	10.054668	16.83%	171,000
2009	6.273149	8.605881	37.19%	175,948
2008	11.375941	6.273149	-44.86%	108,947
2007	10.285224	11.375941	10.60%	107,043
2006*	10.000000	10.285224	2.85%	84,125

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.518558	13.640203	8.96%	100,919
2013	9.524179	12.518558	31.44%	88,865
2012	8.230825	9.524179	15.71%	71,754
2011	8.516788	8.230825	-3.36%	61,739
2010	7.763734	8.516788	9.70%	68,665
2009	6.009658	7.763734	29.19%	66,163
2008	9.816107	6.009658	-38.78%	31,765
2007*	10.000000	9.816107	-1.84%	13,339
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.077883	21.366878	1.37%	95,197
2013	19.914690	21.077883	5.84%	71,391
2012	17.586849	19.914690	13.24%	85,677
2011	17.136752	17.586849	2.63%	94,144
2010	15.320693	17.136752	11.85%	138,228
2009	10.615762	15.320693	44.32%	161,305
2008	14.913557	10.615762	-28.82%	172,628
2007	14.629427	14.913557	1.94%	226,265
2006	13.380377	14.629427	9.33%	256,441
2005	13.220896	13.380377	1.21%	303,050
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.622939	20.096548	7.91%	112,807
2013	13.889342	18.622939	34.08%	121,419
2012	11.861182	13.889342	17.10%	120,532
2011	12.284516	11.861182	-3.45%	133,966
2010	10.734303	12.284516	14.44%	150,466
2009	8.447508	10.734303	27.07%	138,626
2008	13.563070	8.447508	-37.72%	147,867
2007	14.032808	13.563070	-3.35%	182,595
2006	12.247557	14.032808	14.58%	185,430
2005	11.884888	12.247557	3.05%	183,639
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.757430	13.442964	5.37%	187,419
2013	8.973594	12.757430	42.17%	222,901
2012	7.763025	8.973594	15.59%	289,175
2011	8.885547	7.763025	-12.63%	333,383
2010	7.775357	8.885547	14.28%	422,071
2009	5.142379	7.775357	51.20%	614,472
2008*	10.000000	5.142379	-48.58%	341
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.090130	15.404841	9.33%	14,979
2013	10.271939	14.090130	37.17%	27,696
2012	9.320014	10.271939	10.21%	22,824
2011	9.737863	9.320014	-4.29%	23,746
2010	7.971380	9.737863	22.16%	17,975
2009	6.130791	7.971380	30.02%	35,967
2008*	10.000000	6.130791	-38.69%	37,544

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.559301	12.973144	3.30%	0
2013	9.812976	12.559301	27.99%	0
2012	8.546808	9.812976	14.81%	0
2011	9.235097	8.546808	-7.45%	25,841
2010	8.127013	9.235097	13.63%	25,841
2009	6.363626	8.127013	27.71%	35,445
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.434537	12.819763	3.10%	18,894
2013	10.971118	12.434537	13.34%	21,381
2012	9.993661	10.971118	9.78%	23,841
2011	10.247522	9.993661	-2.48%	24,886
2010	9.389621	10.247522	9.14%	36,306
2009	7.927537	9.389621	18.44%	54,518
2008*	10.000000	7.927537	-20.72%	7,854
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.623676	13.064675	3.49%	0
2013	10.532766	12.623676	19.85%	0
2012	9.376385	10.532766	12.33%	0
2011	9.823944	9.376385	-4.56%	0
2010	8.842676	9.823944	11.10%	1,982
2009	7.204634	8.842676	22.74%	8,873
2008*	10.000000	7.204634	-27.95%	6,084
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.831794	12.085949	2.15%	4,871
2013	11.406770	11.831794	3.73%	5,766
2012	10.734806	11.406770	6.26%	9,146
2011	10.708329	10.734806	0.25%	1,665
2010	10.143105	10.708329	5.57%	1,784
2009	9.078992	10.143105	11.72%	7,560
2008*	10.000000	9.078992	-9.21%	17,287
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.836834	10.954322	1.08%	0
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.975511	10.959248	-0.15%	1,359
2013*	10.000000	10.975511	9.76%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.533509	12.955579	3.37%	103,124
2013	10.762993	12.533509	16.45%	109,741
2012	9.689863	10.762993	11.07%	160,024
2011	10.036480	9.689863	-3.45%	168,385
2010	9.116587	10.036480	10.09%	160,217
2009	7.562819	9.116587	20.54%	58,831
2008*	10.000000	7.562819	-24.37%	16,838
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.571666	12.993982	3.36%	14,676
2013	10.233532	12.571666	22.85%	22,781
2012	9.035018	10.233532	13.27%	21,396
2011	9.587811	9.035018	-5.77%	26,143
2010	8.559890	9.587811	12.01%	18,702
2009	6.841204	8.559890	25.12%	2,328
2008*	10.000000	6.841204	-31.59%	2,328
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.282434	12.636825	2.89%	36,538
2013	11.169980	12.282434	9.96%	37,667
2012	10.268845	11.169980	8.78%	39,373
2011	10.416230	10.268845	-1.41%	39,121
2010	9.664334	10.416230	7.78%	36,851
2009	8.307908	9.664334	16.33%	36,767
2008*	10.000000	8.307908	-16.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.221225	12.691380	3.85%	19,942
2013	12.604338	12.221225	-3.04%	22,623
2012	11.833771	12.604338	6.51%	30,486
2011	11.230444	11.833771	5.37%	47,174
2010	10.612240	11.230444	5.83%	21,986
2009	9.868797	10.612240	7.53%	36,655
2008*	10.000000	9.868797	-1.31%	5,299
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.025248	13.503984	3.68%	9,248
2013	13.452380	13.025248	-3.18%	7,021
2012	12.704929	13.452380	5.88%	11,983
2011	12.119428	12.704929	4.83%	16,315
2010	11.340265	12.119428	6.87%	21,094
2009	9.852755	11.340265	15.10%	27,854
2008*	10.000000	9.852755	-1.47%	657

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.249522	21.716632	-6.59%	69,501
2013	23.345909	23.249522	-0.41%	147
2012	20.148936	23.345909	15.87%	147
2011	26.258281	20.148936	-23.27%	147
2010	22.865016	26.258281	14.84%	153
2009	14.163501	22.865016	61.44%	2,659
2008	33.923728	14.163501	-58.25%	3,005
2007	23.574977	33.923728	43.90%	2,093
2006	17.443443	23.574977	35.15%	2,313
2005	13.303723	17.443443	31.12%	3,847
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.041237	16.581271	3.37%	300,267
2013	16.913796	16.041237	-5.16%	359,549
2012	16.603506	16.913796	1.87%	496,685
2011	15.659998	16.603506	6.02%	591,502
2010	15.119205	15.659998	3.58%	799,392
2009	14.894664	15.119205	1.51%	973,588
2008	13.988120	14.894664	6.48%	1,038,069
2007	13.206371	13.988120	5.92%	1,058,696
2006	12.927647	13.206371	2.16%	1,097,903
2005	12.664327	12.927647	2.08%	1,225,716
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.276586	14.049122	-1.59%	51,358
2013	12.256900	14.276586	16.48%	9,842
2012	10.725747	12.256900	14.28%	10,494
2011	12.024469	10.725747	-10.80%	11,402
2010	10.737210	12.024469	11.99%	11,154
2009	8.373358	10.737210	28.23%	11,450
2008	15.703294	8.373358	-46.68%	11,450
2007	12.495047	15.703294	25.68%	2,638
2006	9.506220	12.495047	31.44%	2,638
2005	7.385378	9.506220	28.72%	2,638
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.754329	9.972865	-7.27%	22,407
2013	8.990410	10.754329	19.62%	21,212
2012	7.694006	8.990410	16.85%	20,791
2011	8.930901	7.694006	-13.85%	6,779
2010	8.412370	8.930901	6.16%	9,367
2009	6.617105	8.412370	27.13%	12,294
2008	11.762888	6.617105	-43.75%	6,432
2007	10.879072	11.762888	8.12%	8,601
2006*	10.000000	10.879072	8.79%	1,009

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.030951	19.749950	3.78%	70,246
2013	15.129824	19.030951	25.78%	73,159
2012	13.206056	15.129824	14.57%	75,984
2011	13.906069	13.206056	-5.03%	81,026
2010	12.272451	13.906069	13.31%	89,214
2009	9.759958	12.272451	25.74%	153,536
2008	15.633605	9.759958	-37.57%	193,274
2007	14.927083	15.633605	4.73%	219,355
2006	12.920750	14.927083	15.53%	229,425
2005	12.110133	12.920750	6.69%	240,237
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.158944	15.671697	3.38%	42,301
2013	13.520328	15.158944	12.12%	44,869
2012	12.504317	13.520328	8.13%	50,566
2011	12.538559	12.504317	-0.27%	52,662
2010	11.550746	12.538559	8.55%	57,189
2009*	10.000000	11.550746	15.51%	48,680
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.213315	17.902199	4.00%	868
2013	14.572666	17.213315	18.12%	294
2012	13.133714	14.572666	10.96%	303
2011	13.411681	13.133714	-2.07%	312
2010	12.110672	13.411681	10.74%	0
2009*	10.000000	12.110672	21.11%	25,507
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.077231	14.456690	2.70%	136,167
2013	13.584624	14.077231	3.63%	205,431
2012	13.066756	13.584624	3.96%	280,833
2011	12.842069	13.066756	1.75%	282,045
2010	12.268517	12.842069	4.67%	354,582
2009	11.377644	12.268517	7.83%	384,143
2008	12.247679	11.377644	-7.10%	384,848
2007	11.758213	12.247679	4.16%	387,516
2006	11.204020	11.758213	4.95%	308,035
2005	10.971215	11.204020	2.12%	338,063
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.671417	10.807752	1.28%	0
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.759988	10.820654	0.56%	2,568
2013*	10.000000	10.759988	7.60%	2,847

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.013287	17.688977	3.97%	806,917
2013	14.757414	17.013287	15.29%	918,172
2012	13.472820	14.757414	9.53%	1,098,917
2011	13.634749	13.472820	-1.19%	1,229,222
2010	12.436081	13.634749	9.64%	1,453,920
2009	10.560036	12.436081	17.77%	1,674,658
2008	13.909352	10.560036	-24.08%	1,712,028
2007	13.318307	13.909352	4.44%	1,807,907
2006	12.099196	13.318307	10.08%	1,869,671
2005	11.618642	12.099196	4.14%	1,783,747
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.350812	19.038976	3.75%	340,335
2013	15.169663	18.350812	20.97%	443,842
2012	13.490265	15.169663	12.45%	515,763
2011	13.943413	13.490265	-3.25%	626,136
2010	12.501126	13.943413	11.54%	813,788
2009	10.166666	12.501126	22.96%	877,784
2008	14.990874	10.166666	-32.18%	860,341
2007	14.287497	14.990874	4.92%	952,679
2006	12.618444	14.287497	13.23%	1,126,813
2005	11.921713	12.618444	5.84%	1,151,938
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.792911	16.351174	3.53%	153,533
2013	14.459153	15.792911	9.22%	177,120
2012	13.539227	14.459153	6.79%	254,731
2011	13.419623	13.539227	0.89%	276,677
2010	12.510267	13.419623	7.27%	380,226
2009	11.047191	12.510267	13.24%	471,943
2008	13.154760	11.047191	-16.02%	472,107
2007	12.571989	13.154760	4.64%	554,240
2006	11.729868	12.571989	7.18%	610,335
2005	11.356507	11.729868	3.29%	751,917
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.354697	22.966685	7.55%	642,687
2013	15.802870	21.354697	35.13%	781,000
2012	13.470193	15.802870	17.32%	953,602
2011	13.937912	13.470193	-3.36%	1,200,630
2010	12.959566	13.937912	7.55%	1,488,227
2009*	10.000000	12.959566	29.60%	2,284
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.148174	1.48%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	41.368211	44.744704	8.16%	116,655
2013	31.454297	41.368211	31.52%	134,387
2012	27.087971	31.454297	16.12%	160,714
2011	28.117858	27.087971	-3.66%	230,938
2010	22.539123	28.117858	24.75%	266,799
2009	16.673054	22.539123	35.18%	312,895
2008	26.547341	16.673054	-37.20%	319,153
2007	24.970222	26.547341	6.32%	327,134
2006	22.986686	24.970222	8.63%	382,434
2005	20.743589	22.986686	10.81%	428,127
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.522637	11.390129	-1.15%	453,112
2013	11.656682	11.522637	-1.15%	523,753
2012	11.792667	11.656682	-1.15%	752,571
2011	11.929477	11.792667	-1.15%	732,062
2010	12.068244	11.929477	-1.15%	1,023,777
2009	12.203522	12.068244	-1.11%	1,281,642
2008	12.097060	12.203522	0.88%	2,009,557
2007	11.678837	12.097060	3.58%	1,122,519
2006	11.302306	11.678837	3.33%	917,893
2005	11.136308	11.302306	1.49%	762,498
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.415772	18.910970	2.69%	78,740
2013	18.841871	18.415772	-2.26%	87,216
2012	16.981414	18.841871	10.96%	109,448
2011	16.275553	16.981414	4.34%	114,445
2010	14.888534	16.275553	9.32%	164,807
2009	12.109454	14.888534	22.95%	179,173
2008	14.811446	12.109454	-18.24%	162,473
2007	14.322312	14.811446	3.42%	217,167
2006	13.819851	14.322312	3.64%	210,856
2005	13.681913	13.819851	1.01%	233,194
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.731605	18.329520	-2.15%	55,197
2013	15.613938	18.731605	19.97%	0
2012	13.626928	15.613938	14.58%	0
2011	15.202304	13.626928	-10.36%	0
2010	13.474169	15.202304	12.83%	0
2009*	10.000000	13.474169	34.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.035959	-9.64%	51,689

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.601544	14.848238	9.17%	142,569
2013	10.211992	13.601544	33.19%	201,344
2012	8.878946	10.211992	15.01%	180,266
2011	9.250880	8.878946	-4.02%	219,769
2010	8.101826	9.250880	14.18%	255,372
2009	6.315495	8.101826	28.28%	58,292
2008*	10.000000	6.315495	-36.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.144082	16.544475	9.25%	43,954
2013	11.311541	15.144082	33.88%	54,843
2012	9.713452	11.311541	16.45%	55,731
2011	10.434580	9.713452	-6.91%	73,861
2010*	10.000000	10.434580	4.35%	67,924
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.735469	13.878543	8.98%	7,244
2013	9.541471	12.735469	33.47%	7,546
2012	8.208690	9.541471	16.24%	7,810
2011	8.842733	8.208690	-7.17%	9,013
2010	7.934264	8.842733	11.45%	15,994
2009	6.299706	7.934264	25.95%	18,042
2008*	10.000000	6.299706	-37.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.496976	14.908488	2.84%	198,014
2013	10.554944	14.496976	37.35%	237,397
2012	9.292992	10.554944	13.58%	283,071
2011	9.816061	9.292992	-5.33%	328,727
2010	7.830213	9.816061	25.36%	404,799
2009	6.231294	7.830213	25.66%	485,082
2008*	10.000000	6.231294	-37.69%	11,881
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.231863	17.619336	15.67%	244,768
2013	11.357084	15.231863	34.12%	300,532
2012	9.875328	11.357084	15.00%	324,231
2011	10.227396	9.875328	-3.44%	385,079
2010	8.648417	10.227396	18.26%	503,336
2009	6.705806	8.648417	28.97%	632,098
2008*	10.000000	6.705806	-32.94%	23,125

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.410648	22.775759	1.63%	47,013
2013	15.712292	22.410648	42.63%	61,205
2012	14.012537	15.712292	12.13%	68,623
2011	14.267718	14.012537	-1.79%	81,369
2010	11.505620	14.267718	24.01%	97,241
2009	9.131786	11.505620	26.00%	128,755
2008	17.241801	9.131786	-47.04%	139,905
2007	15.893793	17.241801	8.48%	141,028
2006	15.578606	15.893793	2.02%	149,547
2005	14.579713	15.578606	6.85%	182,974
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	52.173387	55.194925	5.79%	72,437
2013	37.592542	52.173387	38.79%	87,819
2012	31.575230	37.592542	19.06%	99,154
2011	33.647927	31.575230	-6.16%	118,426
2010	26.886130	33.647927	25.15%	160,513
2009	21.549644	26.886130	24.76%	195,476
2008	32.131819	21.549644	-32.93%	193,363
2007	34.914843	32.131819	-7.97%	217,679
2006	30.112384	34.914843	15.95%	250,356
2005	29.553543	30.112384	1.89%	295,994
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	42.645168	42.498375	-0.34%	57,212
2013	30.616746	42.645168	39.29%	77,001
2012	26.816500	30.616746	14.17%	94,921
2011	28.724632	26.816500	-6.64%	112,213
2010	23.187571	28.724632	23.88%	148,592
2009	17.414238	23.187571	33.15%	192,084
2008	28.501641	17.414238	-38.90%	221,279
2007	28.233079	28.501641	0.95%	227,667
2006	25.491825	28.233079	10.75%	265,811
2005	22.959559	25.491825	11.03%	296,969
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	17.890140	19.832671	10.86%	88,946
2013	13.804695	17.890140	29.59%	102,251
2012	12.227588	13.804695	12.90%	113,194
2011	12.304483	12.227588	-0.62%	135,640
2010	10.971862	12.304483	12.15%	163,727
2009	8.802384	10.971862	24.65%	171,351
2008	15.236520	8.802384	-42.23%	189,235
2007	14.248988	15.236520	6.93%	207,368
2006	12.685521	14.248988	12.32%	219,949
2005	11.943858	12.685521	6.21%	275,536

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.445229	14.581577	27.40%	290,661
2013	11.236208	11.445229	1.86%	314,840
2012	9.817385	11.236208	14.45%	386,075
2011	9.325162	9.817385	5.28%	420,263
2010	7.246440	9.325162	28.69%	497,455
2009	5.603068	7.246440	29.33%	538,957
2008*	10.000000	5.603068	-43.97%	15,843
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.710717	13.089868	11.78%	31,639
2013*	10.000000	11.710717	17.11%	13,055
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.724502	10.653524	-0.66%	28,275
2013	10.837845	10.724502	-1.05%	29,578
2012	10.591062	10.837845	2.33%	46,444
2011	10.576649	10.591062	0.14%	59,906
2010	10.446897	10.576649	1.24%	95,063
2009	9.866941	10.446897	5.88%	97,472
2008*	10.000000	9.866941	-1.33%	49,180
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.582420	13.003827	3.35%	5,061
2013*	10.000000	12.582420	25.82%	504
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.514477	14.994609	-9.20%	21,274
2013	13.911205	16.514477	18.71%	22,896
2012	11.770571	13.911205	18.19%	63,955
2011	13.596896	11.770571	-13.43%	18,578
2010	12.934195	13.596896	5.12%	18,934
2009*	10.000000	12.934195	29.34%	26,745
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.864411	10.804979	-0.55%	132,741
2013	10.923435	10.864411	-0.54%	134,777
2012	10.564320	10.923435	3.40%	170,952
2011	10.656107	10.564320	-0.86%	184,488
2010	10.238941	10.656107	4.07%	204,769
2009	9.139973	10.238941	12.02%	148,103
2008	10.680593	9.139973	-14.42%	141,192
2007	10.313421	10.680593	3.56%	151,387
2006	10.012367	10.313421	3.01%	136,311
2005	9.984412	10.012367	0.28%	131,505

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.601519	12.888942	2.28%	3,716
2013	8.741443	12.601519	44.16%	9,044
2012	8.126519	8.741443	7.57%	1,785
2011	8.308990	8.126519	-2.20%	1,812
2010	7.027444	8.308990	18.24%	609
2009	5.791426	7.027444	21.34%	3,606
2008	9.679898	5.791426	-40.17%	115
2007	9.742968	9.679898	-0.65%	560
2006*	10.000000	9.742968	-2.57%	105
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.261839	21.017073	9.11%	9,175
2013	14.160896	19.261839	36.02%	10,118
2012	12.908706	14.160896	9.70%	6,102
2011	13.473620	12.908706	-4.19%	9,297
2010	11.094594	13.473620	21.44%	7,978
2009	8.539874	11.094594	29.92%	4,188
2008	14.266478	8.539874	-40.14%	10,372
2007	13.412223	14.266478	6.37%	27,138
2006	11.932717	13.412223	12.40%	16,394
2005	11.296531	11.932717	5.63%	1,947
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	23.004947	26.244379	14.08%	0
2013	17.937856	23.004947	28.25%	0
2012	15.901857	17.937856	12.80%	0
2011	16.273489	15.901857	-2.28%	0
2010	15.045825	16.273489	8.16%	0
2009	10.532128	15.045825	42.86%	497,086
2008	19.556880	10.532128	-46.15%	570,286
2007	17.333124	19.556880	12.83%	602,327
2006	16.243171	17.333124	6.71%	683,099
2005	15.634471	16.243171	3.89%	831,167
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	22.865972	23.910415	4.57%	44,878
2013	17.010701	22.865972	34.42%	67,147
2012	14.778428	17.010701	15.10%	81,593
2011	14.787968	14.778428	-0.06%	93,037
2010	11.736436	14.787968	26.00%	97,001
2009	8.953474	11.736436	31.08%	126,976
2008	17.783866	8.953474	-49.65%	142,746
2007	16.920420	17.783866	5.10%	131,506
2006	16.625356	16.920420	1.77%	148,688
2005	14.972502	16.625356	11.04%	213,620

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.779307	18.988862	1.12%	235,812
2013	14.922759	18.779307	25.84%	115,107
2012	12.449393	14.922759	19.87%	144,100
2011	13.732396	12.449393	-9.34%	189,373
2010	11.979518	13.732396	14.63%	271,880
2009	8.670472	11.979518	38.16%	317,302
2008	14.665223	8.670472	-40.88%	367,853
2007	13.954930	14.665223	5.09%	398,702
2006	11.994723	13.954930	16.34%	425,522
2005	10.615063	11.994723	13.00%	514,153
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.028221	10.194295	1.66%	5,213
2013	10.158333	10.028221	-1.28%	1,798
2012*	10.000000	10.158333	1.58%	9,156
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.043192	-9.57%	2,132
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.936077	22.910419	9.43%	172,251
2013	16.072700	20.936077	30.26%	216,265
2012	13.912820	16.072700	15.52%	259,365
2011	14.076369	13.912820	-1.16%	326,174
2010	12.264481	14.076369	14.77%	377,011
2009	9.671519	12.264481	26.81%	406,620
2008	15.901541	9.671519	-39.18%	417,303
2007	15.405998	15.901541	3.22%	441,219
2006	13.548971	15.405998	13.71%	485,301
2005	12.933232	13.548971	4.76%	543,344
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.629281	17.293227	10.65%	21,727
2013	11.212225	15.629281	39.39%	21,870
2012	9.613731	11.212225	16.63%	10,000
2011	9.945375	9.613731	-3.33%	11,099
2010	8.152745	9.945375	21.99%	12,725
2009	6.011559	8.152745	35.62%	17,387
2008	9.782119	6.011559	-38.55%	21,942
2007	10.017743	9.782119	-2.35%	19,148
2006*	10.000000	10.017743	0.18%	7,009
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.524441	10.450730	-0.70%	10,872
2013	10.635249	10.524441	-1.04%	18,170
2012*	10.000000	10.635249	6.35%	20,463
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.710823	-2.89%	1,783

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.113330	12.010066	-0.85%	9,072
2013	13.115558	12.113330	-7.64%	7,815
2012	12.608799	13.115558	4.02%	13,975
2011	11.764923	12.608799	7.17%	24,912
2010	10.881912	11.764923	8.11%	20,313
2009*	10.000000	10.881912	8.82%	12,684
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.731651	11.683511	-0.41%	107,141
2013	11.895761	11.731651	-1.38%	124,891
2012	11.380137	11.895761	4.53%	145,717
2011	11.397306	11.380137	-0.15%	136,253
2010	10.961461	11.397306	3.98%	129,140
2009*	10.000000	10.961461	9.61%	36,774
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.571202	13.829839	1.91%	0
2013	15.123027	13.571202	-10.26%	0
2012	14.067840	15.123027	7.50%	0
2011	12.743989	14.067840	10.39%	0
2010	11.924954	12.743989	6.87%	0
2009	10.193531	11.924954	16.99%	0
2008	11.091221	10.193531	-8.09%	0
2007	10.141328	11.091221	9.37%	0
2006*	10.000000	10.141328	1.41%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.976626	15.436680	3.07%	0
2013	15.453050	14.976626	-3.08%	0
2012	14.263917	15.453050	8.34%	0
2011	13.927366	14.263917	2.42%	0
2010	13.032053	13.927366	6.87%	0
2009	11.561741	13.032053	12.72%	0
2008	11.166001	11.561741	3.54%	0
2007	10.388364	11.166001	7.49%	0
2006*	10.000000	10.388364	3.88%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.494450	10.806099	2.97%	86,337
2013	10.839073	10.494450	-3.18%	122,442
2012	10.014102	10.839073	8.24%	128,575
2011*	10.000000	10.014102	0.14%	49,951

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.079982	13.420009	-4.69%	0
2013	11.773015	14.079982	19.60%	0
2012	11.068562	11.773015	6.36%	0
2011	12.738663	11.068562	-13.11%	0
2010	9.915852	12.738663	28.47%	0
2009	6.347117	9.915852	56.23%	0
2008	11.318777	6.347117	-43.92%	0
2007	11.013104	11.318777	2.78%	0
2006*	10.000000	11.013104	10.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.189717	28.783452	29.72%	113,310
2013	14.914208	22.189717	48.78%	107,340
2012	11.517684	14.914208	29.49%	31,146
2011	10.555188	11.517684	9.12%	16,158
2010*	10.000000	10.555188	5.55%	926
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.320481	13.135450	6.61%	21,354
2013	12.503450	12.320481	-1.46%	2,773
2012	11.558139	12.503450	8.18%	2,784
2011	11.067196	11.558139	4.44%	8,558
2010	10.449346	11.067196	5.91%	12,704
2009	9.641045	10.449346	8.38%	15,829
2008	10.861617	9.641045	-11.24%	41,277
2007	10.420412	10.861617	4.23%	25,938
2006*	10.000000	10.420412	4.20%	9,011
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	43.331851	44.087488	1.74%	4,098
2013	48.039311	43.331851	-9.80%	6,026
2012	41.199539	48.039311	16.60%	7,355
2011	38.939037	41.199539	5.81%	9,607
2010	35.894065	38.939037	8.48%	12,876
2009	27.887028	35.894065	28.71%	13,867
2008	33.180925	27.887028	-15.95%	12,686
2007	31.510701	33.180925	5.30%	15,052
2006	28.767313	31.510701	9.54%	17,496
2005	25.924994	28.767313	10.96%	21,982

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.824572	16.989426	0.98%	0
2013	14.679416	16.824572	14.61%	0
2012	13.044621	14.679416	12.53%	0
2011	13.700079	13.044621	-4.78%	0
2010	13.114039	13.700079	4.47%	0
2009	10.010271	13.114039	31.01%	0
2008	18.288061	10.010271	-45.26%	0
2007	16.146209	18.288061	13.27%	0
2006	13.052832	16.146209	23.70%	0
2005	11.888377	13.052832	9.79%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	59.630860	58.700542	-1.56%	8,869
2013	53.851472	59.630860	10.73%	8,839
2012	41.969100	53.851472	28.31%	17,445
2011	57.171559	41.969100	-26.59%	4,925
2010	45.597634	57.171559	25.38%	6,329
2009	21.638159	45.597634	110.73%	6,401
2008	62.153612	21.638159	-65.19%	5,336
2007	45.692872	62.153612	36.02%	5,103
2006	33.136572	45.692872	37.89%	5,266
2005	25.395192	33.136572	30.48%	5,482
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	50.560079	40.430567	-20.03%	13,178
2013	46.273824	50.560079	9.26%	15,916
2012	45.280208	46.273824	2.19%	19,247
2011	54.825340	45.280208	-17.41%	3,584
2010	42.915980	54.825340	27.75%	4,168
2009	27.559137	42.915980	55.72%	6,181
2008	51.750299	27.559137	-46.75%	6,659
2007	36.018604	51.750299	43.68%	4,565
2006	29.268051	36.018604	23.06%	5,771
2005	19.520708	29.268051	49.93%	9,091
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.520797	8.387716	-20.27%	16,218
2013	9.649712	10.520797	9.03%	7,365
2012*	10.000000	9.649712	-3.50%	14,624

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	16.937069	18.449934	8.93%	5,365
2013	12.793440	16.937069	32.39%	7,409
2012	11.130667	12.793440	14.94%	8,337
2011	12.084965	11.130667	-7.90%	11,217
2010	10.882146	12.084965	11.05%	18,090
2009	8.664104	10.882146	25.60%	25,481
2008	14.106823	8.664104	-38.58%	25,407
2007	12.980042	14.106823	8.68%	31,609
2006	11.550419	12.980042	12.38%	32,693
2005	10.744649	11.550419	7.50%	44,448
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.515532	23.778571	-3.01%	32,624
2013	16.508394	24.515532	48.50%	8,238
2012	15.482265	16.508394	6.63%	9,811
2011	16.416634	15.482265	-5.69%	10,906
2010	13.100218	16.416634	25.32%	17,488
2009*	10.000000	13.100218	31.00%	5,058

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.237121	11.569328	2.96%	6,435
2013	10.161069	11.237121	10.59%	0
2012*	10.000000	10.161069	1.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.716509	16.917054	7.64%	13,985
2013	11.557598	15.716509	35.98%	20,968
2012	9.874545	11.557598	17.04%	13,847
2011	10.937267	9.874545	-9.72%	19,080
2010	8.744818	10.937267	25.07%	19,488
2009	6.204371	8.744818	40.95%	8,022
2008*	10.000000	6.204371	-37.96%	4,135
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.585119	13.864996	2.06%	69,574
2013	15.024082	13.585119	-9.58%	95,487
2012	14.161086	15.024082	6.09%	133,675
2011	12.826176	14.161086	10.41%	144,167
2010	12.349734	12.826176	3.86%	118,097
2009	11.341243	12.349734	8.89%	122,621
2008	11.664298	11.341243	-2.77%	122,386
2007	10.782991	11.664298	8.17%	72,998
2006	10.743070	10.782991	0.37%	36,205
2005	10.705893	10.743070	0.35%	40,147
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.501156	22.787737	11.15%	143,198
2013	15.277461	20.501156	34.19%	149,678
2012	13.476424	15.277461	13.36%	169,196
2011	13.228101	13.476424	1.88%	190,999
2010	11.729347	13.228101	12.78%	222,145
2009	10.052611	11.729347	16.68%	236,147
2008	15.554749	10.052611	-35.37%	265,289
2007	15.755326	15.554749	-1.27%	268,735
2006	13.618988	15.755326	15.69%	258,123
2005	13.173845	13.618988	3.38%	265,648
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	18.267672	17.054562	-6.64%	0
2013	15.104464	18.267672	20.94%	0
2012	12.618120	15.104464	19.70%	0
2011	14.519615	12.618120	-13.10%	0
2010	12.971540	14.519615	11.93%	0
2009	9.815043	12.971540	32.16%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.503134	20.133170	15.03%	28,671
2013	13.615345	17.503134	28.55%	28,744
2012	11.846752	13.615345	14.93%	31,414
2011	12.074087	11.846752	-1.88%	32,906
2010	10.247605	12.074087	17.82%	27,773
2009	7.981902	10.247605	28.39%	29,531
2008	10.679075	7.981902	-25.26%	29,965
2007	11.064576	10.679075	-3.48%	22,970
2006*	10.000000	11.064576	10.65%	18,370
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	29.307642	32.743433	11.72%	0
2013	22.518979	29.307642	30.15%	0
2012	19.893508	22.518979	13.20%	0
2011	19.932410	19.893508	-0.20%	0
2010	17.786839	19.932410	12.06%	0
2009	15.019486	17.786839	18.43%	522,281
2008	20.761269	15.019486	-27.66%	551,816
2007	22.153132	20.761269	-6.28%	598,453
2006	18.896571	22.153132	17.23%	615,065
2005	18.208834	18.896571	3.78%	607,354
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.317744	15.426362	0.71%	115,101
2013	13.550365	15.317744	13.04%	113,770
2012	12.472250	13.550365	8.64%	121,490
2011	13.100288	12.472250	-4.79%	134,986
2010	12.080182	13.100288	8.44%	105,426
2009*	10.000000	12.080182	20.80%	31,412
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.242868	12.775566	4.35%	4,013
2013*	10.000000	12.242868	22.43%	1,585
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.896909	8.97%	213
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.289802	25.227398	3.86%	69,182
2013	17.471304	24.289802	39.03%	76,770
2012	15.278847	17.471304	14.35%	87,204
2011	15.377498	15.278847	-0.64%	94,771
2010	12.369464	15.377498	24.32%	92,117
2009	10.013642	12.369464	23.53%	90,105
2008	14.670723	10.013642	-31.74%	89,119
2007	14.947780	14.670723	-1.85%	87,130
2006	13.223234	14.947780	13.04%	85,784
2005	12.480627	13.223234	5.95%	85,969

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.908935	18.953434	12.09%	191,755
2013	12.739110	16.908935	32.73%	205,838
2012	11.515259	12.739110	10.63%	221,570
2011	11.550728	11.515259	-0.31%	239,353
2010	10.182340	11.550728	13.44%	265,914
2009	7.705099	10.182340	32.15%	301,307
2008	11.892933	7.705099	-35.21%	323,041
2007	11.168633	11.892933	6.49%	330,148
2006	10.351504	11.168633	7.89%	325,601
2005	10.111287	10.351504	2.38%	331,041
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.752217	22.134999	12.06%	721,480
2013	15.142300	19.752217	30.44%	786,356
2012	13.242551	15.142300	14.35%	849,915
2011	13.156042	13.242551	0.66%	940,038
2010	11.595206	13.156042	13.46%	1,043,374
2009	9.289668	11.595206	24.82%	1,141,640
2008	14.958510	9.289668	-37.90%	1,220,523
2007	14.385200	14.958510	3.99%	1,359,522
2006	12.605780	14.385200	14.12%	1,325,095
2005	12.186711	12.605780	3.44%	1,377,752
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.500202	21.893100	6.79%	126,009
2013	17.133379	20.500202	19.65%	139,958
2012	15.703984	17.133379	9.10%	149,369
2011	14.580318	15.703984	7.71%	149,268
2010	12.797113	14.580318	13.93%	139,049
2009	10.568422	12.797113	21.09%	149,137
2008	15.183971	10.568422	-30.40%	154,865
2007	14.346155	15.183971	5.84%	159,274
2006	12.465876	14.346155	15.08%	167,286
2005	12.087664	12.465876	3.13%	170,122
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	17.278424	15.480054	-10.41%	0
2013	14.218771	17.278424	21.52%	0
2012	12.773902	14.218771	11.31%	0
2011	15.859858	12.773902	-19.46%	0
2010	15.367742	15.859858	3.20%	0
2009	11.875984	15.367742	29.40%	0
2008	19.177839	11.875984	-38.07%	0
2007	18.637889	19.177839	2.90%	0
2006	15.386609	18.637889	21.13%	0
2005	13.918111	15.386609	10.55%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	16.998867	17.062639	0.38%	0
2013	11.582219	16.998867	46.77%	0
2012	9.723670	11.582219	19.11%	0
2011	11.423202	9.723670	-14.88%	0
2010	8.815758	11.423202	29.58%	0
2009	7.079519	8.815758	24.52%	0
2008	11.482123	7.079519	-38.34%	0
2007	13.067609	11.482123	-12.13%	0
2006	12.745394	13.067609	2.53%	0
2005	12.192484	12.745394	4.53%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.918673	-0.81%	6,433
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.855420	18.310304	2.55%	247,300
2013	17.887155	17.855420	-0.18%	267,894
2012	16.500735	17.887155	8.40%	313,857
2011	16.329532	16.500735	1.05%	324,390
2010	15.232405	16.329532	7.20%	365,202
2009	12.801405	15.232405	18.99%	415,879
2008	13.975403	12.801405	-8.40%	472,097
2007	13.423384	13.975403	4.11%	494,771
2006	13.044103	13.423384	2.91%	458,191
2005	13.033001	13.044103	0.09%	453,285
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.908050	14.338825	3.10%	12,812
2013	12.414356	13.908050	12.03%	22,359
2012	11.250785	12.414356	10.34%	17,125
2011	11.419590	11.250785	-1.48%	18,504
2010	10.252378	11.419590	11.38%	12,099
2009	8.358168	10.252378	22.66%	11,986
2008	11.291189	8.358168	-25.98%	8,994
2007	10.519576	11.291189	7.34%	7,892
2006*	10.000000	10.519576	5.20%	2,060
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.739696	14.207983	3.41%	42,044
2013	11.993074	13.739696	14.56%	64,423
2012	10.724695	11.993074	11.83%	94,292
2011	10.978165	10.724695	-2.31%	89,014
2010	9.702572	10.978165	13.15%	79,943
2009	7.625956	9.702572	27.23%	76,865
2008	11.471058	7.625956	-33.52%	65,856
2007	10.539579	11.471058	8.84%	16,171
2006*	10.000000	10.539579	5.40%	5,325

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.905654	14.406679	3.60%	51,525
2013	11.584251	13.905654	20.04%	37,652
2012	10.153311	11.584251	14.09%	44,061
2011	10.561122	10.153311	-3.86%	44,582
2010	9.214958	10.561122	14.61%	44,254
2009	7.097840	9.214958	29.83%	18,686
2008	11.601646	7.097840	-38.82%	18,723
2007	10.559747	11.601646	9.87%	14,674
2006*	10.000000	10.559747	5.60%	3,026
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	29.687661	32.797407	10.47%	0
2013	22.912045	29.687661	29.57%	0
2012	19.939225	22.912045	14.91%	0
2011	20.727482	19.939225	-3.80%	0
2010	17.914214	20.727482	15.70%	0
2009	13.365134	17.914214	34.04%	862,734
2008	23.573218	13.365134	-43.30%	957,831
2007	20.305885	23.573218	16.09%	1,012,772
2006	18.417343	20.305885	10.25%	954,210
2005	15.952706	18.417343	15.45%	843,674
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.410031	10.695765	-13.81%	92,327
2013	10.117745	12.410031	22.66%	89,719
2012	9.777986	10.117745	3.47%	107,923
2011	10.439308	9.777986	-6.33%	137,395
2010	8.867305	10.439308	17.73%	127,649
2009	6.081720	8.867305	45.80%	136,789
2008	13.500848	6.081720	-54.95%	163,269
2007	9.383035	13.500848	43.89%	116,443
2006*	10.000000	9.383035	-6.17%	24,209
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.723175	23.318282	7.34%	453,307
2013	17.175680	21.723175	26.48%	513,576
2012	14.834974	17.175680	15.78%	562,165
2011	14.886926	14.834974	-0.35%	624,367
2010	13.092259	14.886926	13.71%	710,729
2009	10.190835	13.092259	28.47%	788,243
2008	18.002932	10.190835	-43.39%	880,657
2007	17.968073	18.002932	0.19%	897,101
2006	15.144659	17.968073	18.64%	874,848
2005	14.493567	15.144659	4.49%	846,999

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.930862	17.644677	10.76%	0
2013	11.703104	15.930862	36.13%	0
2012	9.915687	11.703104	18.03%	0
2011	9.821719	9.915687	0.96%	0
2010	8.039293	9.821719	22.17%	0
2009	5.583962	8.039293	43.97%	93,604
2008	12.576778	5.583962	-55.60%	105,483
2007	10.346265	12.576778	21.56%	101,946
2006	9.944414	10.346265	4.04%	98,087
2005	9.245533	9.944414	7.56%	101,437
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.578164	21.507384	9.85%	460,474
2013	14.548704	19.578164	34.57%	505,646
2012	12.855879	14.548704	13.17%	561,237
2011	12.993343	12.855879	-1.06%	617,269
2010	10.600829	12.993343	22.57%	684,396
2009	8.372807	10.600829	26.61%	765,836
2008	16.060924	8.372807	-47.87%	841,957
2007	12.813873	16.060924	25.34%	903,040
2006	12.151083	12.813873	5.45%	873,297
2005	11.638000	12.151083	4.41%	907,835
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.573026	16.550114	-0.14%	54,387
2013	15.843684	16.573026	4.60%	61,886
2012	14.043042	15.843684	12.82%	75,119
2011	13.676299	14.043042	2.68%	90,319
2010	12.165048	13.676299	12.42%	115,450
2009	8.563916	12.165048	42.05%	135,090
2008	11.567096	8.563916	-25.96%	161,277
2007	11.405362	11.567096	1.42%	192,383
2006	10.382924	11.405362	9.85%	388,859
2005	10.250064	10.382924	1.30%	474,248
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.925749	14.550316	4.48%	98,575
2013	14.366349	13.925749	-3.07%	117,097
2012	13.748136	14.366349	4.50%	166,309
2011	12.979067	13.748136	5.93%	192,717
2010	12.199820	12.979067	6.39%	208,166
2009	10.674834	12.199820	14.29%	210,114
2008	11.178437	10.674834	-4.51%	149,998
2007	10.857668	11.178437	2.95%	136,195
2006	10.536126	10.857668	3.05%	102,404
2005	10.446445	10.536126	0.86%	74,074

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.905133	16.687983	4.92%	116,820
2013	11.831501	15.905133	34.43%	132,183
2012	10.436160	11.831501	13.37%	161,012
2011	11.830540	10.436160	-11.79%	181,360
2010	9.303679	11.830540	27.16%	217,999
2009	6.725459	9.303679	38.34%	183,106
2008	11.253265	6.725459	-40.24%	131,495
2007	9.863182	11.253265	14.09%	95,209
2006*	10.000000	9.863182	-1.37%	34,773
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.984497	17.225959	-9.26%	11,428
2013	14.738062	18.984497	28.81%	15,231
2012	12.375401	14.738062	19.09%	16,615
2011	15.132512	12.375401	-18.22%	18,610
2010	13.555045	15.132512	11.64%	21,418
2009	10.850910	13.555045	24.92%	24,772
2008	19.565247	10.850910	-44.54%	31,019
2007	16.896770	19.565247	15.79%	31,960
2006	14.499246	16.896770	16.54%	32,865
2005	12.334722	14.499246	17.55%	36,522
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.681259	22.854658	5.41%	38,762
2013	16.822770	21.681259	28.88%	43,341
2012	13.396840	16.822770	25.57%	50,643
2011	14.875465	13.396840	-9.94%	52,762
2010	11.906264	14.875465	24.94%	69,329
2009	7.656370	11.906264	55.51%	79,139
2008	15.872344	7.656370	-51.76%	73,915
2007	15.214228	15.872344	4.33%	84,209
2006	13.252038	15.214228	14.81%	80,335
2005	13.078442	13.252038	1.33%	82,997
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.545987	12.748465	1.61%	22,657
2013	10.259562	12.545987	22.29%	8,884
2012	9.003906	10.259562	13.95%	5,108
2011	9.255758	9.003906	-2.72%	15,159
2010	8.496860	9.255758	8.93%	13,630
2009	6.602655	8.496860	28.69%	6,696
2008*	10.000000	6.602655	-33.97%	5,158

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.983267	15.486773	3.36%	153,878
2013	13.309689	14.983267	12.57%	144,050
2012	11.958652	13.309689	11.30%	131,429
2011	11.821730	11.958652	1.16%	130,014
2010	10.619457	11.821730	11.32%	136,004
2009	7.926819	10.619457	33.97%	150,292
2008	11.405666	7.926819	-30.50%	168,433
2007	11.126930	11.405666	2.51%	125,412
2006*	10.000000	11.126930	11.27%	32,227
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.699158	15.599338	-0.64%	60,122
2013	11.663216	15.699158	34.60%	68,245
2012	9.971622	11.663216	16.96%	75,089
2011	10.486815	9.971622	-4.91%	92,244
2010	8.277889	10.486815	26.68%	107,510
2009	6.487052	8.277889	27.61%	117,817
2008	9.802409	6.487052	-33.82%	100,808
2007	10.164026	9.802409	-3.56%	32,500
2006*	10.000000	10.164026	1.64%	13,357
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.353141	-6.47%	21,491
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.737578	17.377700	-11.96%	0
2013	16.205606	19.737578	21.79%	0
2012	13.830846	16.205606	17.17%	0
2011	15.631197	13.830846	-11.52%	0
2010	14.557993	15.631197	7.37%	0
2009	10.728574	14.557993	35.69%	0
2008	18.169582	10.728574	-40.95%	0
2007	15.883636	18.169582	14.39%	0
2006	13.209799	15.883636	20.24%	0
2005	12.101957	13.209799	9.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.664341	-13.36%	23,367
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.004307	0.04%	136,927
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.478269	11.787966	2.70%	373
2013	10.229842	11.478269	12.20%	0
2012*	10.000000	10.229842	2.30%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.915253	10.252727	3.40%	4,474
2013*	10.000000	9.915253	-0.85%	1,671

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.614925	12.049802	3.74%	0
2013	9.855346	11.614925	17.85%	0
2012	8.557335	9.855346	15.17%	0
2011	10.287045	8.557335	-16.81%	0
2010	8.999893	10.287045	14.30%	0
2009	7.608140	8.999893	18.29%	0
2008	12.498196	7.608140	-39.13%	0
2007	11.618503	12.498196	7.57%	0
2006*	10.000000	11.618503	16.19%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.192936	14.735588	11.69%	0
2013	10.230691	13.192936	28.95%	0
2012	8.943015	10.230691	14.40%	0
2011	9.460736	8.943015	-5.47%	0
2010	7.711382	9.460736	22.69%	0
2009	5.421591	7.711382	42.23%	0
2008	9.140620	5.421591	-40.69%	0
2007	10.329601	9.140620	-11.51%	0
2006*	10.000000	10.329601	3.30%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.155435	14.924072	5.43%	0
2013	12.531548	14.155435	12.96%	0
2012	11.196445	12.531548	11.92%	0
2011	11.258535	11.196445	-0.55%	0
2010	10.306644	11.258535	9.24%	0
2009	8.303672	10.306644	24.12%	0
2008	11.544721	8.303672	-28.07%	0
2007	11.020304	11.544721	4.76%	0
2006*	10.000000	11.020304	10.20%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.143268	16.100312	6.32%	0
2013	11.505781	15.143268	31.61%	0
2012	10.082668	11.505781	14.11%	0
2011	10.668580	10.082668	-5.49%	0
2010	9.259588	10.668580	15.22%	0
2009	7.046167	9.259588	31.41%	0
2008	11.582675	7.046167	-39.17%	0
2007	11.403056	11.582675	1.58%	0
2006*	10.000000	11.403056	14.03%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.095870	17.315297	1.28%	0
2013	16.113915	17.095870	6.09%	0
2012	14.199054	16.113915	13.49%	0
2011	14.376416	14.199054	-1.23%	0
2010	12.605713	14.376416	14.05%	0
2009	7.385647	12.605713	70.68%	0
2008	10.676057	7.385647	-30.82%	0
2007	10.586683	10.676057	0.84%	0
2006*	10.000000	10.586683	5.87%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.942634	19.431136	-2.56%	0
2013	14.755610	19.942634	35.15%	0
2012	12.497285	14.755610	18.07%	0
2011	13.259810	12.497285	-5.75%	0
2010	11.011026	13.259810	20.42%	0
2009	7.147164	11.011026	54.06%	0
2008	11.779101	7.147164	-39.32%	0
2007	10.814274	11.779101	8.92%	0
2006*	10.000000	10.814274	8.14%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.645995	17.593438	-0.30%	0
2013	13.396173	17.645995	31.72%	0
2012	11.577337	13.396173	15.71%	0
2011	12.667010	11.577337	-8.60%	0
2010	10.883613	12.667010	16.39%	0
2009	7.653752	10.883613	42.20%	0
2008	10.829314	7.653752	-29.32%	0
2007	10.761427	10.829314	0.63%	0
2006*	10.000000	10.761427	7.61%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.422044	15.503067	7.50%	0
2013	10.327864	14.422044	39.64%	0
2012	9.370803	10.327864	10.21%	0
2011	9.673906	9.370803	-3.13%	0
2010	7.526143	9.673906	28.54%	0
2009	5.634475	7.526143	33.57%	0
2008	10.806233	5.634475	-47.86%	0
2007	10.357726	10.806233	4.33%	0
2006*	10.000000	10.357726	3.58%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.414832	14.134821	13.85%	0
2013	9.795903	12.414832	26.73%	0
2012	8.955603	9.795903	9.38%	0
2011	9.473569	8.955603	-5.47%	0
2010	8.220088	9.473569	15.25%	0
2009	6.242362	8.220088	31.68%	0
2008	10.040272	6.242362	-37.83%	0
2007	10.832470	10.040272	-7.31%	0
2006*	10.000000	10.832470	8.32%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.332604	11.369833	-7.81%	1,597
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.455016	16.889613	-3.24%	1,281
2013	13.392106	17.455016	30.34%	1,944
2012	11.053992	13.392106	21.15%	2,769
2011	11.290829	11.053992	-2.10%	3,788
2010*	10.000000	11.290829	12.91%	25
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.389561	14.345364	7.14%	0
2013	9.670629	13.389561	38.46%	0
2012*	10.000000	9.670629	-3.29%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.331810	14.247788	6.87%	2,711
2013	9.652441	13.331810	38.12%	3,603
2012*	10.000000	9.652441	-3.48%	1,972
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	18.900739	20.195144	6.85%	0
2013	14.801056	18.900739	27.70%	0
2012	13.155039	14.801056	12.51%	0
2011	13.322908	13.155039	-1.26%	0
2010	12.308511	13.322908	8.24%	0
2009	9.710224	12.308511	26.76%	0
2008	14.068958	9.710224	-30.98%	0
2007	13.171665	14.068958	6.81%	0
2006	11.423230	13.171665	15.31%	0
2005	10.978376	11.423230	4.05%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.562785	13.533398	7.73%	0
2013	10.157394	12.562785	23.68%	0
2012	9.132525	10.157394	11.22%	0
2011*	10.000000	9.132525	-8.67%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.610271	22.003521	18.23%	0
2013	13.402571	18.610271	38.86%	0
2012	11.220743	13.402571	19.44%	0
2011	10.925222	11.220743	2.70%	0
2010	10.501983	10.925222	4.03%	0
2009	8.325488	10.501983	26.14%	0
2008	11.805376	8.325488	-29.48%	0
2007	10.683050	11.805376	10.51%	0
2006*	10.000000	10.683050	6.83%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.657100	13.201098	13.25%	0
2013	11.487010	11.657100	1.48%	0
2012	9.074937	11.487010	26.58%	0
2011	9.824406	9.074937	-7.63%	0
2010	8.461723	9.824406	16.10%	0
2009	6.511587	8.461723	29.95%	0
2008	11.906931	6.511587	-45.31%	0
2007	12.759106	11.906931	-6.68%	0
2006*	10.000000	12.759106	27.59%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.247951	23.045092	-0.87%	0
2013	19.771086	23.247951	17.59%	0
2012	17.321355	19.771086	14.14%	0
2011	18.798634	17.321355	-7.86%	0
2010	16.858284	18.798634	11.51%	0
2009	12.616616	16.858284	33.62%	0
2008	21.419228	12.616616	-41.10%	0
2007	18.898897	21.419228	13.34%	0
2006	14.916325	18.898897	26.70%	0
2005	12.801831	14.916325	16.52%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.648421	13.017711	2.92%	191
2013	9.965432	12.648421	26.92%	826
2012*	10.000000	9.965432	-0.35%	346
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.155112	13.996975	6.40%	2,992
2013	9.747086	13.155112	34.96%	2,449
2012*	10.000000	9.747086	-2.53%	7,042
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.290052	29.286860	-6.40%	40,741
2013	25.309292	31.290052	23.63%	44,309
2012	21.495425	25.309292	17.74%	46,231
2011	23.445457	21.495425	-8.32%	47,025
2010	21.835756	23.445457	7.37%	53,744
2009*	10.000000	21.835756	23.55%	30,437

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.818009	25.994052	0.68%	24,821
2013	23.648612	25.818009	9.17%	23,309
2012	20.175574	23.648612	17.21%	12,763
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.732884	24.227587	6.58%	3,276
2013	17.707638	22.732884	28.38%	3,084
2012	15.783008	17.707638	12.19%	495
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.223755	15.243046	7.17%	510,953
2013	10.999236	14.223755	29.32%	569,500
2012	8.988590	10.999236	22.37%	647,924
2011	9.776182	8.988590	-8.06%	758,854
2010	9.292757	9.776182	5.20%	846,514
2009	6.441522	9.292757	44.26%	935,638
2008	11.707458	6.441522	-44.98%	1,047,797
2007	8.673028	11.707458	34.99%	1,028,671
2006	8.044709	8.673028	7.81%	912,026
2005	7.233815	8.044709	11.21%	964,973
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.156853	7.731925	8.04%	360,997
2013	5.350251	7.156853	33.77%	395,794
2012	4.545048	5.350251	17.72%	440,740
2011	5.036169	4.545048	-9.75%	136,735
2010	4.097605	5.036169	22.91%	154,345
2009	2.643381	4.097605	55.01%	176,543
2008	4.775364	2.643381	-44.65%	201,732
2007	3.971844	4.775364	20.23%	233,947
2006	3.728118	3.971844	6.54%	217,176
2005	3.382577	3.728118	10.22%	254,044
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.713550	12.777784	-13.16%	444,337
2013	13.031196	14.713550	12.91%	487,375
2012	11.653771	13.031196	11.82%	557,289
2011	17.432478	11.653771	-33.15%	151,417
2010	14.113259	17.432478	23.52%	178,219
2009	7.977040	14.113259	76.92%	209,025
2008	16.901767	7.977040	-52.80%	246,021
2007	13.363752	16.901767	26.47%	278,201
2006	9.224320	13.363752	44.88%	251,706
2005	7.075935	9.224320	30.36%	282,041

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.710707	25.827966	13.73%	36,719
2013	17.374326	22.710707	30.71%	34,530
2012	14.608992	17.374326	18.93%	32,020
2011	14.473302	14.608992	0.94%	22,685
2010	11.865912	14.473302	21.97%	22,951
2009	9.479322	11.865912	25.18%	22,655
2008	14.364858	9.479322	-34.01%	27,733
2007	14.192075	14.364858	1.22%	38,168
2006	12.293683	14.192075	15.44%	42,893
2005	11.393010	12.293683	7.91%	63,388
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.459663	-5.40%	865
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.280243	13.051490	-8.60%	3,290
2013	10.234937	14.280243	39.52%	12,676
2012*	10.000000	10.234937	2.35%	3,105
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.681467	17.073973	8.88%	78,082
2013	11.705286	15.681467	33.97%	91,714
2012	10.223967	11.705286	14.49%	98,986
2011	10.396378	10.223967	-1.66%	94,958
2010	9.461369	10.396378	9.88%	89,348
2009	7.820481	9.461369	20.98%	91,278
2008	11.769084	7.820481	-33.55%	42,132
2007	11.072036	11.769084	6.30%	38,988
2006*	10.000000	11.072036	10.72%	9,261
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.077883	15.065684	-0.08%	31,286
2013	11.956778	15.077883	26.10%	24,596
2012	10.439213	11.956778	14.54%	18,843
2011	10.756923	10.439213	-2.95%	15,971
2010*	10.000000	10.756923	7.57%	1,632
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.285059	12.412851	9.99%	67,408
2013	8.803810	11.285059	28.18%	80,942
2012	7.815169	8.803810	12.65%	91,631
2011	7.964907	7.815169	-1.88%	102,489
2010	6.760382	7.964907	17.82%	109,927
2009	5.126544	6.760382	31.87%	109,957
2008	8.465669	5.126544	-39.44%	109,268
2007	7.168076	8.465669	18.10%	124,902
2006	6.833425	7.168076	4.90%	119,067
2005	6.494037	6.833425	5.23%	124,689

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.511545	22.923961	11.76%	434,995
2013	15.739785	20.511545	30.32%	490,282
2012	13.894150	15.739785	13.28%	550,151
2011	13.972200	13.894150	-0.56%	623,368
2010	12.463678	13.972200	12.10%	717,078
2009*	10.000000	12.463678	24.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.278344	14.811017	3.73%	117,424
2013	11.722228	14.278344	21.81%	109,133
2012	10.253438	11.722228	14.32%	98,710
2011	10.282176	10.253438	-0.28%	97,835
2010	9.290525	10.282176	10.67%	117,915
2009	7.619334	9.290525	21.93%	118,836
2008	10.981885	7.619334	-30.62%	102,729
2007	10.472825	10.981885	4.86%	79,147
2006*	10.000000	10.472825	4.73%	40,446
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.459768	11.885924	3.72%	55,898
2013	11.905379	11.459768	-3.74%	54,790
2012	11.480144	11.905379	3.70%	72,178
2011	10.990144	11.480144	4.46%	78,174
2010	10.494946	10.990144	4.72%	93,393
2009	9.471637	10.494946	10.80%	99,488
2008	10.636755	9.471637	-10.95%	77,014
2007	10.454871	10.636755	1.74%	61,269
2006*	10.000000	10.454871	4.55%	12,199
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.569850	15.665392	0.61%	45,844
2013	12.250255	15.569850	27.10%	50,414
2012	10.156210	12.250255	20.62%	57,027
2011	11.334491	10.156210	-10.40%	61,439
2010	10.307303	11.334491	9.97%	76,133
2009	7.367390	10.307303	39.90%	75,945
2008	12.152287	7.367390	-39.37%	72,027
2007	10.755666	12.152287	12.98%	63,032
2006*	10.000000	10.755666	7.56%	19,862
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.030568	14.980441	6.77%	124,477
2013	10.956614	14.030568	28.06%	138,369
2012	9.446186	10.956614	15.99%	153,290
2011	10.030959	9.446186	-5.83%	171,865
2010	8.589921	10.030959	16.78%	175,640
2009	6.264678	8.589921	37.12%	204,767
2008	11.366340	6.264678	-44.88%	166,993
2007	10.281776	11.366340	10.55%	91,205
2006*	10.000000	10.281776	2.82%	74,740

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.476372	13.587356	8.90%	43,168
2013	9.496885	12.476372	31.37%	43,685
2012	8.211406	9.496885	15.65%	40,498
2011	8.500979	8.211406	-3.41%	38,086
2010	7.753245	8.500979	9.64%	39,057
2009	6.004590	7.753245	29.12%	28,787
2008	9.812784	6.004590	-38.81%	31,165
2007*	10.000000	9.812784	-1.87%	14,740
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.363795	21.645744	1.32%	68,029
2013	20.195022	21.363795	5.79%	23,288
2012	17.843468	20.195022	13.18%	26,504
2011	17.395585	17.843468	2.57%	31,439
2010	15.559975	17.395585	11.80%	37,015
2009	10.787009	15.559975	44.25%	47,898
2008	15.161801	10.787009	-28.85%	53,574
2007	14.880516	15.161801	1.89%	69,599
2006	13.616913	14.880516	9.28%	83,662
2005	13.461410	13.616913	1.16%	106,509
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.611689	20.074243	7.86%	73,638
2013	13.887973	18.611689	34.01%	84,457
2012	11.866032	13.887973	17.04%	86,795
2011	12.295754	11.866032	-3.49%	96,162
2010	10.749552	12.295754	14.38%	100,845
2009	8.463794	10.749552	27.01%	109,357
2008	13.596107	8.463794	-37.75%	128,421
2007	14.074146	13.596107	-3.40%	148,280
2006	12.289836	14.074146	14.52%	139,174
2005	11.931935	12.289836	3.00%	130,121
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.720883	13.397681	5.32%	206,967
2013	8.952411	12.720883	42.09%	243,131
2012	7.748625	8.952411	15.54%	258,633
2011	8.873553	7.748625	-12.68%	284,169
2010	7.768792	8.873553	14.22%	339,775
2009	5.140642	7.768792	51.12%	390,006
2008*	10.000000	5.140642	-48.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.049768	15.352951	9.28%	19,703
2013	10.247697	14.049768	37.10%	25,201
2012	9.302740	10.247697	10.16%	19,643
2011	9.724722	9.302740	-4.34%	23,983
2010	7.964638	9.724722	22.10%	28,390
2009	6.128718	7.964638	29.96%	42,552
2008*	10.000000	6.128718	-38.71%	53,319

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.523331	12.929453	3.24%	34,835
2013	9.789829	12.523331	27.92%	33,655
2012	8.530964	9.789829	14.76%	34,601
2011	9.222635	8.530964	-7.50%	36,013
2010	8.120150	9.222635	13.58%	33,807
2009	6.361474	8.120150	27.65%	34,692
2008*	10.000000	6.361474	-36.39%	23,816
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.398930	12.776593	3.05%	21,908
2013	10.945235	12.398930	13.28%	21,953
2012	9.975148	10.945235	9.73%	22,684
2011	10.233697	9.975148	-2.53%	24,984
2010	9.381701	10.233697	9.08%	42,599
2009	7.924860	9.381701	18.38%	17,100
2008*	10.000000	7.924860	-20.75%	13,083
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.587557	13.020707	3.44%	595
2013	10.507937	12.587557	19.79%	9,024
2012	9.359029	10.507937	12.28%	283
2011	9.810720	9.359029	-4.60%	2,910
2010	8.835230	9.810720	11.04%	6,920
2009	7.202203	8.835230	22.67%	9,902
2008*	10.000000	7.202203	-27.98%	2,972
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.797908	12.045260	2.10%	25,606
2013	11.379856	11.797908	3.67%	42,729
2012	10.714917	11.379856	6.21%	40,868
2011	10.693892	10.714917	0.20%	42,921
2010	10.134560	10.693892	5.52%	40,481
2009	9.075933	10.134560	11.66%	25,635
2008*	10.000000	9.075933	-9.24%	7,426
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.833180	10.945078	1.03%	0
2013*	10.000000	10.833180	8.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.971795	10.949995	-0.20%	403
2013*	10.000000	10.971795	9.72%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.497626	12.911961	3.32%	68,848
2013	10.737610	12.497626	16.39%	58,319
2012	9.671916	10.737610	11.02%	67,760
2011	10.022954	9.671916	-3.50%	50,162
2010	9.108906	10.022954	10.03%	23,826
2009	7.560267	9.108906	20.48%	17,975
2008*	10.000000	7.560267	-24.40%	12,260
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.535692	12.950251	3.31%	43,075
2013	10.209409	12.535692	22.79%	41,610
2012	9.018302	10.209409	13.21%	53,232
2011	9.574904	9.018302	-5.81%	69,937
2010	8.552690	9.574904	11.95%	65,812
2009	6.838895	8.552690	25.06%	40,319
2008*	10.000000	6.838895	-31.61%	3,294
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.247258	12.594251	2.83%	11,936
2013	11.143623	12.247258	9.90%	22,054
2012	10.249814	11.143623	8.72%	18,453
2011	10.402177	10.249814	-1.46%	21,174
2010	9.656186	10.402177	7.73%	12,688
2009	8.305104	9.656186	16.27%	9,989
2008*	10.000000	8.305104	-16.95%	9,989
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.186274	12.648693	3.79%	14,377
2013	12.574661	12.186274	-3.09%	14,751
2012	11.811888	12.574661	6.46%	23,053
2011	11.215326	11.811888	5.32%	33,507
2010	10.603308	11.215326	5.77%	18,869
2009	9.865476	10.603308	7.48%	19,875
2008*	10.000000	9.865476	-1.35%	1,157
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.987966	13.458526	3.62%	19,886
2013	13.420672	12.987966	-3.22%	23,517
2012	12.681415	13.420672	5.83%	24,454
2011	12.103098	12.681415	4.78%	22,464
2010	11.330708	12.103098	6.82%	12,557
2009	9.849433	11.330708	15.04%	13,827
2008*	10.000000	9.849433	-1.51%	1,226

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.094243	21.560674	-6.64%	59,038
2013	23.201731	23.094243	-0.46%	1,426
2012	20.034657	23.201731	15.81%	1,632
2011	26.122563	20.034657	-23.31%	1,679
2010	22.758326	26.122563	14.78%	2,067
2009	14.104539	22.758326	61.35%	2,244
2008	33.799667	14.104539	-58.27%	3,145
2007	23.500696	33.799667	43.82%	2,788
2006	17.397252	23.500696	35.08%	4,513
2005	13.275190	17.397252	31.05%	5,724
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.440683	16.985562	3.31%	474,448
2013	17.343752	16.440683	-5.21%	514,491
2012	17.034217	17.343752	1.82%	597,593
2011	16.074348	17.034217	5.97%	671,029
2010	15.527093	16.074348	3.52%	739,106
2009	15.304243	15.527093	1.46%	778,640
2008	14.380053	15.304243	6.43%	865,843
2007	13.583305	14.380053	5.87%	820,638
2006	13.303332	13.583305	2.10%	779,342
2005	13.038934	13.303332	2.03%	831,202
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.181278	13.948266	-1.64%	63,756
2013	12.181234	14.181278	16.42%	11,722
2012	10.664936	12.181234	14.22%	12,388
2011	11.962338	10.664936	-10.85%	14,508
2010	10.687119	11.962338	11.93%	1,245
2009	8.338511	10.687119	28.17%	1,324
2008	15.645882	8.338511	-46.70%	1,489
2007	12.455693	15.645882	25.61%	1,371
2006	9.481057	12.455693	31.37%	1,464
2005	7.369528	9.481057	28.65%	1,776
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.712643	9.929175	-7.31%	26,592
2013	8.960091	10.712643	19.56%	25,882
2012	7.671954	8.960091	16.79%	29,195
2011	8.909825	7.671954	-13.89%	29,850
2010	8.396757	8.909825	6.11%	26,456
2009	6.608175	8.396757	27.07%	22,303
2008	11.752968	6.608175	-43.77%	6,194
2007	10.875421	11.752968	8.07%	4,134
2006*	10.000000	10.875421	8.75%	473

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.916416	19.621159	3.73%	184,244
2013	15.046368	18.916416	25.72%	204,306
2012	13.139880	15.046368	14.51%	207,943
2011	13.843384	13.139880	-5.08%	228,928
2010	12.223295	13.843384	13.25%	258,935
2009	9.725789	12.223295	25.68%	260,531
2008	15.586769	9.725789	-37.60%	269,136
2007	14.889933	15.586769	4.68%	259,225
2006	12.895102	14.889933	15.47%	234,496
2005	12.092189	12.895102	6.64%	211,725
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.123207	15.626845	3.33%	8,074
2013	13.495265	15.123207	12.06%	7,409
2012	12.487474	13.495265	8.07%	7,904
2011	12.527985	12.487474	-0.32%	7,281
2010	11.546847	12.527985	8.50%	7,626
2009*	10.000000	11.546847	15.47%	2,656
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.172696	17.850910	3.95%	1,799
2013	14.545637	17.172696	18.06%	1,479
2012	13.116007	14.545637	10.90%	297
2011	13.400366	13.116007	-2.12%	606
2010	12.106579	13.400366	10.69%	575
2009*	10.000000	12.106579	21.07%	180
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.992546	14.362461	2.64%	67,906
2013	13.509738	13.992546	3.57%	82,807
2012	13.001322	13.509738	3.91%	99,425
2011	12.784205	13.001322	1.70%	116,946
2010	12.219414	12.784205	4.62%	145,026
2009	11.337840	12.219414	7.78%	131,821
2008	12.211001	11.337840	-7.15%	130,155
2007	11.728967	12.211001	4.11%	124,736
2006	11.181789	11.728967	4.89%	119,134
2005	10.954966	11.181789	2.07%	150,151
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.756350	10.811519	0.51%	0
2013*	10.000000	10.756350	7.56%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.910871	17.573602	3.92%	598,369
2013	14.676003	16.910871	15.23%	664,664
2012	13.405294	14.676003	9.48%	734,054
2011	13.573262	13.405294	-1.24%	806,209
2010	12.386263	13.573262	9.58%	899,064
2009	10.523064	12.386263	17.71%	912,684
2008	13.867663	10.523064	-24.12%	849,680
2007	13.285144	13.867663	4.38%	931,138
2006	12.075166	13.285144	10.02%	877,566
2005	11.601416	12.075166	4.08%	843,607
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.240405	18.914861	3.70%	392,057
2013	15.086021	18.240405	20.91%	424,741
2012	13.422684	15.086021	12.39%	467,369
2011	13.880562	13.422684	-3.30%	546,807
2010	12.451067	13.880562	11.48%	619,876
2009	10.131069	12.451067	22.90%	636,087
2008	14.945964	10.131069	-32.22%	677,144
2007	14.251945	14.945964	4.87%	680,623
2006	12.593401	14.251945	13.17%	656,344
2005	11.904051	12.593401	5.79%	570,162
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.697880	16.244570	3.48%	104,761
2013	14.379415	15.697880	9.17%	115,091
2012	13.471382	14.379415	6.74%	134,583
2011	13.359130	13.471382	0.84%	151,663
2010	12.460165	13.359130	7.21%	181,914
2009	11.008504	12.460165	13.19%	181,871
2008	13.115336	11.008504	-16.06%	232,505
2007	12.540694	13.115336	4.58%	296,549
2006	11.706575	12.540694	7.13%	301,119
2005	11.339678	11.706575	3.24%	288,133
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.304365	22.900968	7.49%	1,062,117
2013	15.773594	21.304365	35.06%	1,175,696
2012	13.452045	15.773594	17.26%	1,328,082
2011	13.926167	13.452045	-3.40%	1,506,509
2010	12.955200	13.926167	7.49%	1,778,913
2009*	10.000000	12.955200	29.55%	3,656
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.145777	1.46%	1,311

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	41.073881	44.403887	8.11%	167,330
2013	31.246287	41.073881	31.45%	188,472
2012	26.922495	31.246287	16.06%	208,078
2011	27.960209	26.922495	-3.71%	237,764
2010	22.424067	27.960209	24.69%	260,598
2009	16.596330	22.424067	35.11%	300,285
2008	26.438587	16.596330	-37.23%	321,163
2007	24.880577	26.438587	6.26%	330,320
2006	22.915733	24.880577	8.57%	330,872
2005	20.689986	22.915733	10.76%	329,668
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.471311	11.333659	-1.20%	637,015
2013	11.610641	11.471311	-1.20%	601,950
2012	11.752046	11.610641	-1.20%	676,471
2011	11.894382	11.752046	-1.20%	967,434
2010	12.038832	11.894382	-1.20%	931,992
2009	12.179942	12.038832	-1.16%	1,184,319
2008	12.079795	12.179942	0.83%	1,592,947
2007	11.668105	12.079795	3.53%	1,235,323
2006	11.297619	11.668105	3.28%	796,613
2005	11.137309	11.297619	1.44%	793,225
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.688167	19.180985	2.64%	74,007
2013	19.130243	18.688167	-2.31%	82,169
2012	17.250057	19.130243	10.90%	103,188
2011	16.541368	17.250057	4.28%	106,320
2010	15.139348	16.541368	9.26%	126,050
2009	12.319676	15.139348	22.89%	145,629
2008	15.076201	12.319676	-18.28%	149,578
2007	14.585737	15.076201	3.36%	168,243
2006	14.081135	14.585737	3.58%	154,124
2005	13.947624	14.081135	0.96%	135,150
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.687409	18.277013	-2.20%	154,362
2013	15.584973	18.687409	19.91%	0
2012	13.608556	15.584973	14.52%	0
2011	15.189480	13.608556	-10.41%	0
2010	13.469612	15.189480	12.77%	0
2009*	10.000000	13.469612	34.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.032827	-9.67%	31,360

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.562588	14.798219	9.11%	101,231
2013	10.187900	13.562588	33.12%	117,185
2012	8.862484	10.187900	14.96%	132,364
2011	9.238387	8.862484	-4.07%	153,282
2010	8.094976	9.238387	14.12%	174,095
2009	6.313352	8.094976	28.22%	51,138
2008*	10.000000	6.313352	-36.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.115965	16.505402	9.19%	32,822
2013	11.296246	15.115965	33.81%	42,789
2012	9.705248	11.296246	16.39%	47,163
2011	10.431033	9.705248	-6.96%	55,138
2010*	10.000000	10.431033	4.31%	67,313
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.698969	13.831759	8.92%	2,468
2013	9.518933	12.698969	33.41%	2,468
2012	8.193456	9.518933	16.18%	2,427
2011	8.830785	8.193456	-7.22%	4,006
2010	7.927560	8.830785	11.39%	4,670
2009	6.297572	7.927560	25.88%	8,302
2008*	10.000000	6.297572	-37.02%	52
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.455442	14.858251	2.79%	462,942
2013	10.530030	14.455442	37.28%	528,062
2012	9.275768	10.530030	13.52%	578,054
2011	9.802822	9.275768	-5.38%	673,715
2010	7.823609	9.802822	25.30%	765,352
2009	6.229179	7.823609	25.60%	831,538
2008*	10.000000	6.229179	-37.71%	14,719
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.188249	17.560003	15.62%	329,887
2013	11.330294	15.188249	34.05%	366,609
2012	9.857019	11.330294	14.95%	403,598
2011	10.213593	9.857019	-3.49%	456,820
2010	8.641112	10.213593	18.20%	526,078
2009	6.703532	8.641112	28.90%	606,824
2008*	10.000000	6.703532	-32.96%	31,504

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.244920	22.595899	1.58%	105,120
2013	15.603980	22.244920	42.56%	119,475
2012	13.922999	15.603980	12.07%	134,642
2011	14.183713	13.922999	-1.84%	151,661
2010	11.443667	14.183713	23.94%	170,912
2009	9.087220	11.443667	25.93%	179,919
2008	17.166371	9.087220	-47.06%	194,202
2007	15.832320	17.166371	8.43%	192,102
2006	15.526190	15.832320	1.97%	178,787
2005	14.537994	15.526190	6.80%	179,170
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	50.274961	53.159643	5.74%	142,463
2013	36.242979	50.274961	38.72%	157,198
2012	30.457117	36.242979	19.00%	174,378
2011	32.472819	30.457117	-6.21%	198,404
2010	25.960286	32.472819	25.09%	227,231
2009	20.818097	25.960286	24.70%	258,336
2008	31.056789	20.818097	-32.97%	285,442
2007	33.763890	31.056789	-8.02%	300,394
2006	29.134444	33.763890	15.89%	300,448
2005	28.608182	29.134444	1.84%	309,695
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	41.957017	41.791428	-0.39%	141,012
2013	30.137923	41.957017	39.22%	161,674
2012	26.410500	30.137923	14.11%	179,082
2011	28.304046	26.410500	-6.69%	194,983
2010	22.859607	28.304046	23.82%	222,876
2009	17.176615	22.859607	33.09%	252,664
2008	28.126986	17.176615	-38.93%	269,865
2007	27.876127	28.126986	0.90%	296,326
2006	25.182239	27.876127	10.70%	279,811
2005	22.692159	25.182239	10.97%	278,320
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	17.721044	19.635288	10.80%	227,830
2013	13.681120	17.721044	29.53%	243,246
2012	12.124275	13.681120	12.84%	274,977
2011	12.206686	12.124275	-0.68%	310,996
2010	10.890161	12.206686	12.09%	354,386
2009	8.741250	10.890161	24.58%	357,382
2008	15.138387	8.741250	-42.26%	371,839
2007	14.164409	15.138387	6.88%	372,283
2006	12.616582	14.164409	12.27%	370,762
2005	11.884933	12.616582	6.16%	410,187

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.412418	14.532431	27.34%	401,111
2013	11.209667	11.412418	1.81%	437,532
2012	9.799163	11.209667	14.39%	484,393
2011	9.312555	9.799163	5.23%	549,582
2010	7.240299	9.312555	28.62%	617,123
2009	5.601154	7.240299	29.26%	660,085
2008*	10.000000	5.601154	-43.99%	3,727
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.706766	13.078829	11.72%	16,719
2013*	10.000000	11.706766	17.07%	4,920
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.693812	10.617677	-0.71%	19,742
2013	10.812296	10.693812	-1.10%	34,076
2012	10.571451	10.812296	2.28%	38,699
2011	10.562393	10.571451	0.09%	47,802
2010	10.438093	10.562393	1.19%	62,739
2009	9.863610	10.438093	5.82%	60,882
2008*	10.000000	9.863610	-1.36%	2,572
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.578175	12.992859	3.30%	11,111
2013*	10.000000	12.578175	25.78%	3,223
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.475527	14.951670	-9.25%	13,033
2013	13.885408	16.475527	18.65%	15,207
2012	11.754706	13.885408	18.13%	14,474
2011	13.585442	11.754706	-13.48%	16,934
2010	12.929827	13.585442	5.07%	24,412
2009*	10.000000	12.929827	29.30%	33,481
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.805900	10.741356	-0.60%	54,799
2013	10.870093	10.805900	-0.59%	42,540
2012	10.518068	10.870093	3.35%	34,715
2011	10.614801	10.518068	-0.91%	49,318
2010	10.204416	10.614801	4.02%	44,923
2009	9.113768	10.204416	11.97%	44,938
2008	10.655363	9.113768	-14.47%	57,550
2007	10.294293	10.655363	3.51%	69,660
2006	9.998849	10.294293	2.95%	51,605
2005	9.975981	9.998849	0.23%	41,432

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.552737	12.832543	2.23%	6,613
2013	8.712004	12.552737	44.09%	3,748
2012	8.103255	8.712004	7.51%	5,312
2011	8.289379	8.103255	-2.25%	3,286
2010	7.014399	8.289379	18.18%	2,266
2009	5.783597	7.014399	21.28%	1,293
2008	9.671730	5.783597	-40.20%	1,298
2007	9.739699	9.671730	-0.70%	1,466
2006*	10.000000	9.739699	-2.60%	1,380
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.167918	20.904006	9.06%	28,262
2013	14.098972	19.167918	35.95%	30,506
2012	12.858771	14.098972	9.64%	25,601
2011	13.428283	12.858771	-4.24%	28,257
2010	11.062852	13.428283	21.38%	29,845
2009	8.519760	11.062852	29.85%	23,894
2008	14.240089	8.519760	-40.17%	27,224
2007	13.394228	14.240089	6.32%	48,265
2006	11.922729	13.394228	12.34%	23,893
2005	11.292761	11.922729	5.58%	12,155
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.985425	25.068618	14.02%	0
2013	17.151563	21.985425	28.18%	0
2012	15.212528	17.151563	12.75%	0
2011	15.575910	15.212528	-2.33%	0
2010	14.408162	15.575910	8.10%	0
2009	10.090864	14.408162	42.78%	559,739
2008	18.747026	10.090864	-46.17%	599,340
2007	16.623801	18.747026	12.77%	642,682
2006	15.586311	16.623801	6.66%	650,721
2005	15.009784	15.586311	3.84%	673,092
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	22.299357	23.306126	4.51%	229,401
2013	16.597563	22.299357	34.35%	258,724
2012	14.426823	16.597563	15.05%	301,920
2011	14.443430	14.426823	-0.11%	348,037
2010	11.468790	14.443430	25.94%	374,002
2009	8.753721	11.468790	31.02%	403,688
2008	17.395944	8.753721	-49.68%	427,150
2007	16.559762	17.395944	5.05%	443,447
2006	16.279198	16.559762	1.72%	441,587
2005	14.668150	16.279198	10.98%	456,101

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.649840	18.848412	1.06%	456,066
2013	14.827379	18.649840	25.78%	113,939
2012	12.376095	14.827379	19.81%	129,003
2011	13.658449	12.376095	-9.39%	149,012
2010	11.921033	13.658449	14.57%	173,620
2009	8.632507	11.921033	38.09%	205,528
2008	14.608429	8.632507	-40.91%	224,312
2007	13.907967	14.608429	5.04%	258,762
2006	11.960386	13.907967	16.28%	278,500
2005	10.590024	11.960386	12.94%	316,745
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.022240	10.183059	1.60%	12,090
2013	10.157406	10.022240	-1.33%	6,102
2012*	10.000000	10.157406	1.57%	11,633
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.040141	-9.60%	302
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.457971	22.375891	9.37%	287,085
2013	15.713605	20.457971	30.19%	317,317
2012	13.608873	15.713605	15.47%	344,666
2011	13.775808	13.608873	-1.21%	391,756
2010	12.008692	13.775808	14.72%	445,988
2009	9.474608	12.008692	26.75%	487,505
2008	15.585693	9.474608	-39.21%	548,921
2007	15.107682	15.585693	3.16%	571,388
2006	13.293323	15.107682	13.65%	555,214
2005	12.695602	13.293323	4.71%	550,940
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.568754	17.217537	10.59%	27,626
2013	11.174456	15.568754	39.32%	30,509
2012	9.586203	11.174456	16.57%	27,574
2011	9.921909	9.586203	-3.38%	28,756
2010	8.137614	9.921909	21.93%	28,119
2009	6.003438	8.137614	35.55%	29,842
2008	9.773861	6.003438	-38.58%	41,735
2007	10.014381	9.773861	-2.40%	28,641
2006*	10.000000	10.014381	0.14%	35,983
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.515568	10.436641	-0.75%	15,622
2013	10.631670	10.515568	-1.09%	13,913
2012*	10.000000	10.631670	6.32%	10,756
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.707524	-2.92%	3,114

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.084754	11.975670	-0.90%	14,864
2013	13.091230	12.084754	-7.69%	16,286
2012	12.591802	13.091230	3.97%	17,932
2011	11.754996	12.591802	7.12%	17,944
2010	10.878232	11.754996	8.06%	7,959
2009*	10.000000	10.878232	8.78%	4,875
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.703976	11.650049	-0.46%	87,828
2013	11.873704	11.703976	-1.43%	108,694
2012	11.364804	11.873704	4.48%	133,753
2011	11.387689	11.364804	-0.20%	113,507
2010	10.957755	11.387689	3.92%	77,407
2009*	10.000000	10.957755	9.58%	40,125
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.519197	13.769878	1.85%	0
2013	15.072708	13.519197	-10.31%	0
2012	14.028147	15.072708	7.45%	0
2011	12.714444	14.028147	10.33%	0
2010	11.903332	12.714444	6.81%	0
2009	10.180199	11.903332	16.93%	0
2008	11.082321	10.180199	-8.14%	0
2007	10.138350	11.082321	9.31%	0
2006*	10.000000	10.138350	1.38%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.919260	15.369764	3.02%	0
2013	15.401644	14.919260	-3.13%	0
2012	14.223681	15.401644	8.28%	0
2011	13.895086	14.223681	2.36%	0
2010	13.008435	13.895086	6.82%	0
2009	11.546625	13.008435	12.66%	0
2008	11.157043	11.546625	3.49%	0
2007	10.385312	11.157043	7.43%	0
2006*	10.000000	10.385312	3.85%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.480302	10.786061	2.92%	46,992
2013	10.829940	10.480302	-3.23%	44,119
2012	10.010745	10.829940	8.18%	38,274
2011*	10.000000	10.010745	0.11%	17,815

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.026216	13.361992	-4.74%	0
2013	11.733983	14.026216	19.53%	0
2012	11.037460	11.733983	6.31%	0
2011	12.709282	11.037460	-13.15%	0
2010	9.897973	12.709282	28.40%	0
2009	6.338874	9.897973	56.15%	0
2008	11.309817	6.338874	-43.95%	0
2007	11.009999	11.309817	2.72%	0
2006*	10.000000	11.009999	10.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.148664	28.715698	29.65%	91,953
2013	14.894138	22.148664	48.71%	82,630
2012	11.508013	14.894138	29.42%	65,499
2011	10.551642	11.508013	9.06%	31,449
2010*	10.000000	10.551642	5.52%	4,660
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.272752	13.077949	6.56%	15,550
2013	12.461315	12.272752	-1.51%	11,221
2012	11.525043	12.461315	8.12%	10,805
2011	11.041085	11.525043	4.38%	10,457
2010	10.429972	11.041085	5.86%	11,455
2009	9.628030	10.429972	8.33%	12,150
2008	10.852448	9.628030	-11.28%	31,393
2007	10.416914	10.852448	4.18%	31,194
2006*	10.000000	10.416914	4.17%	12,082
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	43.027363	43.755548	1.69%	5,756
2013	47.725912	43.027363	-9.84%	6,780
2012	40.951512	47.725912	16.54%	7,997
2011	38.724157	40.951512	5.75%	10,308
2010	35.714045	38.724157	8.43%	13,256
2009	27.761196	35.714045	28.65%	15,858
2008	33.047924	27.761196	-16.00%	16,356
2007	31.400371	33.047924	5.25%	19,017
2006	28.681058	31.400371	9.48%	21,341
2005	25.860301	28.681058	10.91%	24,298

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.725570	16.880911	0.93%	0
2013	14.600425	16.725570	14.56%	0
2012	12.981000	14.600425	12.48%	0
2011	13.640138	12.981000	-4.83%	0
2010	13.063269	13.640138	4.42%	0
2009	9.976561	13.063269	30.94%	0
2008	18.235716	9.976561	-45.29%	0
2007	16.108182	18.235716	13.21%	0
2006	13.028664	16.108182	23.64%	0
2005	11.872350	13.028664	9.74%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	56.692978	55.780242	-1.61%	18,411
2013	51.224224	56.692978	10.68%	25,460
2012	39.941803	51.224224	28.25%	28,001
2011	54.437435	39.941803	-26.63%	13,894
2010	43.438941	54.437435	25.32%	14,782
2009	20.624175	43.438941	110.62%	16,239
2008	59.271173	20.624175	-65.20%	18,660
2007	43.595964	59.271173	35.96%	20,840
2006	31.631833	43.595964	37.82%	20,840
2005	24.254218	31.631833	30.42%	23,000
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	53.536619	42.789066	-20.08%	12,688
2013	49.022812	53.536619	9.21%	16,046
2012	47.994516	49.022812	2.14%	18,860
2011	58.141223	47.994516	-17.45%	4,130
2010	45.534579	58.141223	27.69%	5,529
2009	29.255507	45.534579	55.64%	6,131
2008	54.963626	29.255507	-46.77%	6,285
2007	38.274579	54.963626	43.60%	5,337
2006	31.116907	38.274579	23.00%	5,026
2005	20.764275	31.116907	49.86%	5,910
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.511920	8.376393	-20.32%	36,855
2013	9.646448	10.511920	8.97%	23,623
2012*	10.000000	9.646448	-3.54%	15,835

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	16.701491	18.184095	8.88%	506
2013	12.621879	16.701491	32.32%	506
2012	10.986968	12.621879	14.88%	842
2011	11.934977	10.986968	-7.94%	943
2010	10.752521	11.934977	11.00%	2,269
2009	8.565231	10.752521	25.54%	3,231
2008	13.952914	8.565231	-38.61%	3,568
2007	12.844957	13.952914	8.63%	3,593
2006	11.435987	12.844957	12.32%	5,075
2005	10.643577	11.435987	7.44%	5,200
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.457696	23.710466	-3.06%	12,765
2013	16.477775	24.457696	48.43%	12,377
2012	15.461387	16.477775	6.57%	11,468
2011	16.402783	15.461387	-5.74%	9,782
2010	13.095791	16.402783	25.25%	16,897
2009*	10.000000	13.095791	30.96%	11,514

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	1,006
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.991408	25.810967	7.58%	787
2013	17.651726	23.991408	35.92%	2,511
2012	15.088886	17.651726	16.98%	1,167
2011	16.721219	15.088886	-9.76%	5,719
2010	13.376095	16.721219	25.01%	6,081
2009	9.495046	13.376095	40.87%	4,009
2008	14.965038	9.495046	-36.55%	384
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.511959	13.783344	2.01%	31,510
2013	14.950729	13.511959	-9.62%	31,235
2012	14.099100	14.950729	6.04%	36,329
2011	12.776476	14.099100	10.35%	42,614
2010	12.308103	12.776476	3.81%	45,045
2009	11.308735	12.308103	8.84%	41,367
2008	11.636753	11.308735	-2.82%	50,204
2007	10.763004	11.636753	8.12%	30,675
2006	10.728572	10.763004	0.32%	30,435
2005	10.696844	10.728572	0.30%	34,117
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.342590	22.600044	11.10%	39,264
2013	15.166971	20.342590	34.12%	40,872
2012	13.385756	15.166971	13.31%	48,641
2011	13.145746	13.385756	1.83%	53,352
2010	11.662225	13.145746	12.72%	64,295
2009	10.000143	11.662225	16.62%	67,731
2008	15.481418	10.000143	-35.41%	76,401
2007	15.689047	15.481418	-1.32%	84,398
2006	13.568544	15.689047	15.63%	88,528
2005	13.131678	13.568544	3.33%	117,543
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	18.126409	16.914112	-6.69%	0
2013	14.995239	18.126409	20.88%	0
2012	12.533235	14.995239	19.64%	0
2011	14.429237	12.533235	-13.14%	0
2010	12.897322	14.429237	11.88%	0
2009	9.763830	12.897322	32.09%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.435319	20.045018	14.97%	11,639
2013	13.569443	17.435319	28.49%	8,957
2012	11.812813	13.569443	14.87%	8,540
2011	12.045576	11.812813	-1.93%	15,519
2010	10.228588	12.045576	17.76%	12,744
2009	7.971125	10.228588	28.32%	13,042
2008	10.670055	7.971125	-25.29%	9,126
2007	11.060864	10.670055	-3.53%	9,876
2006*	10.000000	11.060864	10.61%	8,159
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	29.081091	32.473873	11.67%	0
2013	22.356209	29.081091	30.08%	0
2012	19.759744	22.356209	13.14%	0
2011	19.808392	19.759744	-0.25%	0
2010	17.685118	19.808392	12.01%	0
2009	14.941148	17.685118	18.37%	197,603
2008	20.663458	14.941148	-27.69%	227,668
2007	22.059989	20.663458	-6.33%	237,739
2006	18.826617	22.059989	17.17%	251,184
2005	18.150582	18.826617	3.72%	286,590
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.281611	15.382175	0.66%	16,312
2013	13.525237	15.281611	12.99%	16,243
2012	12.455436	13.525237	8.59%	23,171
2011	13.089237	12.455436	-4.84%	19,125
2010	12.076097	13.089237	8.39%	17,685
2009*	10.000000	12.076097	20.76%	23,356
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.238726	12.764772	4.30%	2,144
2013*	10.000000	12.238726	22.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.893224	8.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.146713	25.066101	3.81%	11,384
2013	17.377168	24.146713	38.96%	13,657
2012	15.204228	17.377168	14.29%	20,710
2011	15.310131	15.204228	-0.69%	23,229
2010	12.321501	15.310131	24.26%	24,601
2009	9.979863	12.321501	23.46%	23,629
2008	14.628661	9.979863	-31.78%	32,349
2007	14.912520	14.628661	-1.90%	27,490
2006	13.198697	14.912520	12.98%	35,084
2005	12.463747	13.198697	5.90%	44,822

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.778230	18.797419	12.03%	44,355
2013	12.647026	16.778230	32.67%	45,581
2012	11.437824	12.647026	10.57%	50,349
2011	11.478851	11.437824	-0.36%	53,138
2010	10.124093	11.478851	13.38%	64,302
2009	7.664898	10.124093	32.08%	70,949
2008	11.836884	7.664898	-35.25%	75,518
2007	11.121665	11.836884	6.43%	86,821
2006	10.313177	11.121665	7.84%	84,202
2005	10.078937	10.313177	2.32%	90,214
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.599525	21.952767	12.01%	214,528
2013	15.032842	19.599525	30.38%	197,917
2012	13.153502	15.032842	14.29%	213,317
2011	13.074179	13.153502	0.61%	256,702
2010	11.528882	13.074179	13.40%	312,195
2009	9.241214	11.528882	24.76%	348,753
2008	14.888051	9.241214	-37.93%	400,954
2007	14.324729	14.888051	3.93%	476,566
2006	12.559128	14.324729	14.06%	528,751
2005	12.147726	12.559128	3.39%	627,526
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.341736	21.712874	6.74%	33,820
2013	17.009549	20.341736	19.59%	34,531
2012	15.598402	17.009549	9.05%	52,904
2011	14.489599	15.598402	7.65%	45,624
2010	12.723920	14.489599	13.88%	43,051
2009	10.513296	12.723920	21.03%	55,355
2008	15.112442	10.513296	-30.43%	65,717
2007	14.285838	15.112442	5.79%	72,308
2006	12.419725	14.285838	15.03%	91,803
2005	12.049000	12.419725	3.08%	104,593
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	17.172676	15.377517	-10.45%	0
2013	14.138899	17.172676	21.46%	0
2012	12.708609	14.138899	11.25%	0
2011	15.786778	12.708609	-19.50%	0
2010	15.304658	15.786778	3.15%	0
2009	11.833229	15.304658	29.34%	0
2008	19.118502	11.833229	-38.11%	0
2007	18.589679	19.118502	2.84%	0
2006	15.354558	18.589679	21.07%	0
2005	13.896125	15.354558	10.50%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	16.894821	16.949619	0.32%	0
2013	11.517152	16.894821	46.69%	342
2012	9.673959	11.517152	19.05%	479
2011	11.370565	9.673959	-14.92%	450
2010	8.779560	11.370565	29.51%	382
2009	7.054024	8.779560	24.46%	1,249
2008	11.446590	7.054024	-38.37%	329
2007	13.033807	11.446590	-12.18%	247
2006	12.718851	13.033807	2.48%	200
2005	12.173228	12.718851	4.48%	166
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.915306	-0.85%	2,525
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.723414	18.165733	2.50%	88,036
2013	17.763915	17.723414	-0.23%	92,844
2012	16.395358	17.763915	8.35%	102,238
2011	16.233427	16.395358	1.00%	115,268
2010	15.150425	16.233427	7.15%	132,167
2009	12.738951	15.150425	18.93%	142,387
2008	13.914256	12.738951	-8.45%	159,844
2007	13.371467	13.914256	4.06%	194,933
2006	13.000205	13.371467	2.86%	222,063
2005	12.995693	13.000205	0.03%	287,385
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.854186	14.276053	3.05%	0
2013	12.372536	13.854186	11.98%	2,974
2012	11.218584	12.372536	10.29%	2,599
2011	11.392659	11.218584	-1.53%	2,599
2010	10.233376	11.392659	11.33%	3,929
2009	8.346893	10.233376	22.60%	28,731
2008	11.281660	8.346893	-26.01%	35,705
2007	10.516049	11.281660	7.28%	18,282
2006*	10.000000	10.516049	5.16%	12,673
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.686452	14.145760	3.36%	695
2013	11.952644	13.686452	14.51%	10,623
2012	10.693965	11.952644	11.77%	11,216
2011	10.952229	10.693965	-2.36%	16,872
2010	9.684552	10.952229	13.09%	19,025
2009	7.615645	9.684552	27.17%	16,190
2008	11.461372	7.615645	-33.55%	4,889
2007	10.536046	11.461372	8.78%	2,470
2006*	10.000000	10.536046	5.36%	891

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.851778	14.343602	3.55%	3,515
2013	11.545204	13.851778	19.98%	5,842
2012	10.124218	11.545204	14.04%	5,591
2011	10.536181	10.124218	-3.91%	4,823
2010	9.197845	10.536181	14.55%	6,050
2009	7.088246	9.197845	29.76%	6,050
2008	11.591849	7.088246	-38.85%	10,852
2007	10.556199	11.591849	9.81%	1,450
2006*	10.000000	10.556199	5.56%	322
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	29.458225	32.527464	10.42%	0
2013	22.746475	29.458225	29.51%	0
2012	19.805183	22.746475	14.85%	0
2011	20.598557	19.805183	-3.85%	0
2010	17.811784	20.598557	15.65%	0
2009	13.295440	17.811784	33.97%	301,448
2008	23.462203	13.295440	-43.33%	330,130
2007	20.220546	23.462203	16.03%	335,676
2006	18.349198	20.220546	10.20%	331,206
2005	15.901687	18.349198	15.39%	346,445
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2014	12.361897	10.648894	-13.86%	3,904
2013	10.083588	12.361897	22.59%	6,131
2012	9.749927	10.083588	3.42%	6,599
2011	10.414615	9.749927	-6.38%	10,443
2010	8.850802	10.414615	17.67%	16,597
2009	6.073480	8.850802	45.73%	16,723
2008	13.489422	6.073480	-54.98%	13,858
2007	9.379869	13.489422	43.81%	15,966
2006*	10.000000	9.379869	-6.20%	11,058
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2014	20.341203	17.522479	-13.86%	5,381
2013	16.592312	20.341203	22.59%	6,423
2012	16.043285	16.592312	3.42%	10,327
2011	17.137015	16.043285	-6.38%	13,939
2010	14.563801	17.137015	17.67%	15,381
2009	9.993789	14.563801	45.73%	20,879
2008	22.196567	9.993789	-54.98%	19,650
2007	15.434380	22.196567	43.81%	27,911
2006	13.402323	15.434380	15.16%	5,929

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.555222	23.126290	7.29%	131,318
2013	17.051501	21.555222	26.41%	148,066
2012	14.735197	17.051501	15.72%	184,780
2011	14.794276	14.735197	-0.40%	214,494
2010	13.017361	14.794276	13.65%	243,676
2009	10.137667	13.017361	28.41%	264,165
2008	17.918117	10.137667	-43.42%	296,199
2007	17.892525	17.918117	0.14%	335,739
2006	15.088589	17.892525	18.58%	389,128
2005	14.447194	15.088589	4.44%	457,367
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.807666	17.499367	10.70%	0
2013	11.618475	15.807666	36.06%	0
2012	9.848970	11.618475	17.97%	0
2011	9.760574	9.848970	0.91%	0
2010	7.993274	9.760574	22.11%	0
2009	5.554807	7.993274	43.90%	36,823
2008	12.517484	5.554807	-55.62%	48,360
2007	10.302731	12.517484	21.50%	41,226
2006	9.907573	10.302731	3.99%	39,337
2005	9.215932	9.907573	7.50%	46,498
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.426706	21.330209	9.80%	151,589
2013	14.443460	19.426706	34.50%	159,497
2012	12.769356	14.443460	13.11%	187,815
2011	12.912423	12.769356	-1.11%	208,670
2010	10.540147	12.912423	22.51%	248,831
2009	8.329103	10.540147	26.55%	290,936
2008	15.985215	8.329103	-47.89%	329,687
2007	12.759957	15.985215	25.28%	390,682
2006	12.106070	12.759957	5.40%	376,449
2005	11.600743	12.106070	4.36%	465,028
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.444824	16.413764	-0.19%	18,516
2013	15.729084	16.444824	4.55%	21,574
2012	13.948535	15.729084	12.77%	24,563
2011	13.591116	13.948535	2.63%	32,404
2010	12.095392	13.591116	12.37%	45,444
2009	8.519187	12.095392	41.98%	56,726
2008	11.512518	8.519187	-26.00%	58,049
2007	11.357330	11.512518	1.37%	74,474
2006	10.344409	11.357330	9.79%	176,032
2005	10.217205	10.344409	1.24%	250,848

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.850724	14.464613	4.43%	48,678
2013	14.296186	13.850724	-3.12%	46,722
2012	13.687953	14.296186	4.44%	53,506
2011	12.928768	13.687953	5.87%	53,486
2010	12.158698	12.928768	6.33%	64,804
2009	10.644234	12.158698	14.23%	95,560
2008	11.152038	10.644234	-4.55%	87,163
2007	10.837555	11.152038	2.90%	88,010
2006	10.521925	10.837555	3.00%	61,764
2005	10.437626	10.521925	0.81%	29,380
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.843519	16.614914	4.87%	14,201
2013	11.791629	15.843519	34.36%	14,720
2012	10.406269	11.791629	13.31%	21,037
2011	11.802633	10.406269	-11.83%	57,027
2010	9.286425	11.802633	27.10%	86,287
2009	6.716375	9.286425	38.27%	81,922
2008	11.243766	6.716375	-40.27%	66,790
2007	9.859873	11.243766	14.04%	35,942
2006*	10.000000	9.859873	-1.40%	33,652
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.837764	17.084160	-9.31%	3,472
2013	14.631535	18.837764	28.75%	3,856
2012	12.292184	14.631535	19.03%	5,637
2011	15.038362	12.292184	-18.26%	6,978
2010	13.477523	15.038362	11.58%	8,095
2009	10.794322	13.477523	24.86%	10,057
2008	19.473097	10.794322	-44.57%	7,090
2007	16.825747	19.473097	15.73%	7,059
2006	14.445584	16.825747	16.48%	6,945
2005	12.295261	14.445584	17.49%	10,421
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.553598	22.708605	5.36%	6,968
2013	16.732169	21.553598	28.82%	8,589
2012	13.331454	16.732169	25.51%	9,988
2011	14.810348	13.331454	-9.99%	14,261
2010	11.860125	14.810348	24.88%	23,141
2009	7.630562	11.860125	55.43%	22,959
2008	15.826899	7.630562	-51.79%	25,361
2007	15.178387	15.826899	4.27%	23,049
2006	13.227488	15.178387	14.75%	19,227
2005	13.060805	13.227488	1.28%	17,965

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.510067	12.705533	1.56%	4,332
2013	10.235367	12.510067	22.22%	2,848
2012	8.987230	10.235367	13.89%	6,718
2011	9.243283	8.987230	-2.77%	9,527
2010	8.489692	9.243283	8.88%	10,858
2009	6.600419	8.489692	28.62%	7,443
2008*	10.000000	6.600419	-34.00%	1,921
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.925220	15.418968	3.31%	24,387
2013	13.264831	14.925220	12.52%	23,853
2012	11.924398	13.264831	11.24%	27,858
2011	11.793823	11.924398	1.11%	34,224
2010	10.599753	11.793823	11.27%	40,244
2009	7.916115	10.599753	33.90%	45,369
2008	11.396036	7.916115	-30.54%	48,151
2007	11.123200	11.396036	2.45%	79,035
2006*	10.000000	11.123200	11.23%	85,398
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	24.924006	24.752989	-0.69%	8,110
2013	18.525896	24.924006	34.54%	8,516
2012	15.847002	18.525896	16.90%	11,375
2011	16.674194	15.847002	-4.96%	19,412
2010	13.168615	16.674194	26.62%	26,409
2009	10.324935	13.168615	27.54%	25,826
2008	15.609664	10.324935	-33.86%	10,520
2007	16.193756	15.609664	-3.61%	14,563
2006	14.017788	16.193756	15.52%	6,572
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.349959	-6.50%	6,185
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.621318	17.266594	-12.00%	0
2013	16.118294	19.621318	21.73%	0
2012	13.763312	16.118294	17.11%	0
2011	15.562745	13.763312	-11.56%	0
2010	14.501577	15.562745	7.32%	0
2009	10.692415	14.501577	35.62%	0
2008	18.117537	10.692415	-40.98%	0
2007	15.846198	18.117537	14.33%	0
2006	13.185313	15.846198	20.18%	0
2005	12.085622	13.185313	9.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2014*	10.000000	8.661401	-13.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2014	19.858524	17.427292	-12.24%	3,130

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.000913	0.01%	20,034
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.468600	11.772060	2.65%	0
2013	10.226390	11.468600	12.15%	0
2012*	10.000000	10.226390	2.26%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.911900	10.244085	3.35%	444
2013*	10.000000	9.911900	-0.88%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.570537	11.997678	3.69%	0
2013	9.822651	11.570537	17.79%	0
2012	8.533280	9.822651	15.11%	0
2011	10.263320	8.533280	-16.86%	0
2010	8.983675	10.263320	14.24%	0
2009	7.598272	8.983675	18.23%	0
2008	12.488321	7.598272	-39.16%	0
2007	11.615234	12.488321	7.52%	0
2006*	10.000000	11.615234	16.15%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.142529	14.671854	11.64%	0
2013	10.196757	13.142529	28.89%	0
2012	8.917877	10.196757	14.34%	0
2011	9.438912	8.917877	-5.52%	0
2010	7.697481	9.438912	22.62%	0
2009	5.414553	7.697481	42.16%	0
2008	9.133395	5.414553	-40.72%	0
2007	10.326692	9.133395	-11.56%	0
2006*	10.000000	10.326692	3.27%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.101351	14.859525	5.38%	0
2013	12.489979	14.101351	12.90%	0
2012	11.164969	12.489979	11.87%	0
2011	11.232553	11.164969	-0.60%	0
2010	10.288057	11.232553	9.18%	0
2009	8.292904	10.288057	24.06%	0
2008	11.535600	8.292904	-28.11%	0
2007	11.017210	11.535600	4.71%	0
2006*	10.000000	11.017210	10.17%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.085376	16.030649	6.27%	0
2013	11.467591	15.085376	31.55%	0
2012	10.054309	11.467591	14.06%	0
2011	10.643943	10.054309	-5.54%	0
2010	9.242888	10.643943	15.16%	0
2009	7.037023	9.242888	31.35%	0
2008	11.573519	7.037023	-39.20%	0
2007	11.399845	11.573519	1.52%	0
2006*	10.000000	11.399845	14.00%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.030580	17.240438	1.23%	0
2013	16.060493	17.030580	6.04%	0
2012	14.159160	16.060493	13.43%	0
2011	14.343278	14.159160	-1.28%	0
2010	12.583027	14.343278	13.99%	0
2009	7.376075	12.583027	70.59%	0
2008	10.667618	7.376075	-30.86%	0
2007	10.583702	10.667618	0.79%	0
2006*	10.000000	10.583702	5.84%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.866404	19.347066	-2.61%	0
2013	14.706644	19.866404	35.08%	0
2012	12.462134	14.706644	18.01%	0
2011	13.229193	12.462134	-5.80%	0
2010	10.991151	13.229193	20.36%	0
2009	7.137877	10.991151	53.98%	0
2008	11.769787	7.137877	-39.35%	0
2007	10.811230	11.769787	8.87%	0
2006*	10.000000	10.811230	8.11%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.578546	17.517329	-0.35%	0
2013	13.351720	17.578546	31.66%	0
2012	11.544768	13.351720	15.65%	0
2011	12.637767	11.544768	-8.65%	0
2010	10.863984	12.637767	16.33%	0
2009	7.643819	10.863984	42.13%	0
2008	10.820751	7.643819	-29.36%	0
2007	10.758396	10.820751	0.58%	0
2006*	10.000000	10.758396	7.58%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.366934	15.436018	7.44%	0
2013	10.293602	14.366934	39.57%	0
2012	9.344454	10.293602	10.16%	0
2011	9.651579	9.344454	-3.18%	0
2010	7.512565	9.651579	28.47%	0
2009	5.627160	7.512565	33.51%	0
2008	10.797685	5.627160	-47.89%	0
2007	10.354803	10.797685	4.28%	0
2006*	10.000000	10.354803	3.55%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.367371	14.073666	13.80%	0
2013	9.763390	12.367371	26.67%	0
2012	8.930402	9.763390	9.33%	0
2011	9.451690	8.930402	-5.52%	0
2010	8.205251	9.451690	15.19%	0
2009	6.234253	8.205251	31.62%	0
2008	10.032335	6.234253	-37.86%	0
2007	10.829422	10.032335	-7.36%	0
2006*	10.000000	10.829422	8.29%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.312869	11.345902	-7.85%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.427067	16.854032	-3.29%	111
2013	13.377434	17.427067	30.27%	106
2012	11.047488	13.377434	21.09%	138
2011	11.289892	11.047488	-2.15%	1,092
2010*	10.000000	11.289892	12.90%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.378193	14.325921	7.08%	0
2013	9.667308	13.378193	38.39%	0
2012*	10.000000	9.667308	-3.33%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.320486	14.228486	6.82%	0
2013	9.649123	13.320486	38.05%	0
2012*	10.000000	9.649123	-3.51%	1,862

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	18.785066	20.061398	6.79%	0
2013	14.717913	18.785066	27.63%	0
2012	13.087783	14.717913	12.46%	0
2011	13.261497	13.087783	-1.31%	0
2010	12.257965	13.261497	8.19%	0
2009	9.675244	12.257965	26.69%	0
2008	14.025385	9.675244	-31.02%	0
2007	13.137561	14.025385	6.76%	1,800
2006	11.399400	13.137561	15.25%	2,871
2005	10.961001	11.399400	4.00%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.545800	13.508251	7.67%	1,033
2013	10.148784	12.545800	23.62%	1,033
2012	9.129416	10.148784	11.17%	1,860
2011*	10.000000	9.129416	-8.71%	1,860
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.539153	21.908348	18.17%	0
2013	13.358096	18.539153	38.79%	0
2012	11.189179	13.358096	19.38%	0
2011	10.900007	11.189179	2.65%	0
2010	10.483045	10.900007	3.98%	0
2009	8.314688	10.483045	26.08%	0
2008	11.796042	8.314688	-29.51%	0
2007	10.680037	11.796042	10.45%	0
2006*	10.000000	10.680037	6.80%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.612550	13.143994	13.19%	0
2013	11.448910	11.612550	1.43%	0
2012	9.049422	11.448910	26.52%	0
2011	9.801736	9.049422	-7.68%	0
2010	8.446471	9.801736	16.05%	0
2009	6.503145	8.446471	29.88%	0
2008	11.897525	6.503145	-45.34%	0
2007	12.755518	11.897525	-6.73%	0
2006*	10.000000	12.755518	27.56%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.111053	22.897797	-0.92%	0
2013	19.664621	23.111053	17.53%	0
2012	17.236811	19.664621	14.09%	0
2011	18.716336	17.236811	-7.90%	0
2010	16.792972	18.716336	11.45%	0
2009	12.574092	16.792972	33.55%	0
2008	21.357862	12.574092	-41.13%	0
2007	18.854342	21.357862	13.28%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.143955	13.978025	6.35%	263
2013	9.743742	13.143955	34.90%	263
2012*	10.000000	9.743742	-2.56%	263
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.083721	29.079007	-6.45%	4,186
2013	25.155125	31.083721	23.57%	4,823
2012	21.375327	25.155125	17.68%	4,839
2011	23.326248	21.375327	-8.36%	5,344
2010	21.735727	23.326248	7.32%	23,233
2009*	10.000000	21.735727	23.48%	13,628
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.647679	25.809483	0.63%	5,486
2013	23.504483	25.647679	9.12%	5,549
2012	20.062784	23.504483	17.15%	3,890
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.634322	24.110318	6.52%	528
2013	17.639780	22.634322	28.31%	595
2012	15.730501	17.639780	12.14%	433
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.123878	15.128346	7.11%	138,512
2013	10.927524	14.123878	29.25%	147,179
2012	8.934517	10.927524	22.31%	172,052
2011	9.722280	8.934517	-8.10%	188,930
2010	9.246199	9.722280	5.15%	238,312
2009	6.412493	9.246199	44.19%	263,267
2008	11.660629	6.412493	-45.01%	282,050
2007	8.642729	11.660629	34.92%	353,072
2006	8.020653	8.642729	7.76%	277,188
2005	7.215824	8.020653	11.15%	316,296
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.106516	7.673668	7.98%	124,001
2013	5.315315	7.106516	33.70%	138,363
2012	4.517653	5.315315	17.66%	151,860
2011	5.008333	4.517653	-9.80%	63,235
2010	4.077032	5.008333	22.84%	72,394
2009	2.631430	4.077032	54.94%	76,526
2008	4.756180	2.631430	-44.67%	94,056
2007	3.957908	4.756180	20.17%	105,708
2006	3.716911	3.957908	6.48%	95,520
2005	3.374104	3.716911	10.16%	113,689

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.610236	12.681636	-13.20%	119,671
2013	12.946237	14.610236	12.85%	126,801
2012	11.583679	12.946237	11.76%	145,022
2011	17.336409	11.583679	-33.18%	53,097
2010	14.042580	17.336409	23.46%	66,101
2009	7.941109	14.042580	76.83%	74,550
2008	16.834173	7.941109	-52.83%	87,666
2007	13.317081	16.834173	26.41%	96,874
2006	9.196737	13.317081	44.80%	92,836
2005	7.058336	9.196737	30.30%	115,020
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.599898	25.688942	13.67%	12,509
2013	17.298299	22.599898	30.65%	13,324
2012	14.552443	17.298299	18.87%	12,838
2011	14.424564	14.552443	0.89%	11,667
2010	11.831936	14.424564	21.91%	13,035
2009	9.456972	11.831936	25.11%	12,321
2008	14.338267	9.456972	-34.04%	18,219
2007	14.173021	14.338267	1.17%	20,354
2006	12.283381	14.173021	15.38%	21,598
2005	11.389202	12.283381	7.85%	50,368
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.456461	-5.44%	1,227
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.268194	13.033871	-8.65%	402
2013	10.231480	14.268194	39.45%	706
2012*	10.000000	10.231480	2.31%	4,278
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.527618	23.427382	8.82%	11,782
2013	16.077205	21.527618	33.90%	17,853
2012	14.049748	16.077205	14.43%	14,611
2011	14.293898	14.049748	-1.71%	17,678
2010	13.014934	14.293898	9.83%	24,137
2009	10.763214	13.014934	20.92%	26,791
2008	16.205840	10.763214	-33.58%	12,636
2007	15.253770	16.205840	6.24%	18,017
2006	12.817901	15.253770	19.00%	20,888
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.049946	15.030159	-0.13%	9,679
2013	11.940664	15.049946	26.04%	9,022
2012	10.430445	11.940664	14.48%	4,921
2011	10.753310	10.430445	-3.00%	1,965
2010*	10.000000	10.753310	7.53%	79

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.197848	12.310690	9.94%	18,577
2013	8.740200	11.197848	28.12%	22,633
2012	7.762626	8.740200	12.59%	27,550
2011	7.915339	7.762626	-1.93%	33,025
2010	6.721715	7.915339	17.76%	29,217
2009	5.099795	6.721715	31.80%	36,175
2008	8.425771	5.099795	-39.47%	39,746
2007	7.137919	8.425771	18.04%	42,497
2006	6.808112	7.137919	4.84%	57,963
2005	6.473239	6.808112	5.17%	68,394
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.463168	22.858332	11.70%	127,671
2013	15.710602	20.463168	30.25%	140,015
2012	13.875428	15.710602	13.23%	175,277
2011	13.960429	13.875428	-0.61%	223,197
2010	12.459482	13.960429	12.05%	258,742
2009*	10.000000	12.459482	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.222958	14.746106	3.68%	22,054
2013	11.682668	14.222958	21.74%	31,611
2012	10.224031	11.682668	14.27%	26,418
2011	10.257868	10.224031	-0.33%	30,094
2010	9.273251	10.257868	10.62%	31,736
2009	7.609027	9.273251	21.87%	48,927
2008	10.972607	7.609027	-30.65%	27,205
2007	10.469308	10.972607	4.81%	20,697
2006*	10.000000	10.469308	4.69%	18,941
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.415393	11.833908	3.67%	7,614
2013	11.865284	11.415393	-3.79%	7,824
2012	11.447284	11.865284	3.65%	8,857
2011	10.964216	11.447284	4.41%	14,961
2010	10.475482	10.964216	4.67%	19,823
2009	9.458857	10.475482	10.75%	19,636
2008	10.627782	9.458857	-11.00%	28,519
2007	10.451366	10.627782	1.69%	26,252
2006*	10.000000	10.451366	4.51%	7,256

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.509504	15.596771	0.56%	20,430
2013	12.208952	15.509504	27.03%	28,944
2012	10.127105	12.208952	20.56%	25,330
2011	11.307734	10.127105	-10.44%	30,383
2010	10.288170	11.307734	9.91%	42,011
2009	7.357433	10.288170	39.83%	51,774
2008	12.142021	7.357433	-39.41%	46,963
2007	10.752059	12.142021	12.93%	27,566
2006*	10.000000	10.752059	7.52%	12,812
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.976162	14.914799	6.72%	28,955
2013	10.919651	13.976162	27.99%	29,739
2012	9.419098	10.919651	15.93%	35,968
2011	10.007247	9.419098	-5.88%	34,659
2010	8.573945	10.007247	16.72%	52,973
2009	6.256195	8.573945	37.05%	46,869
2008	11.356722	6.256195	-44.91%	37,104
2007	10.278312	11.356722	10.49%	24,428
2006*	10.000000	10.278312	2.78%	16,852
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.434315	13.534704	8.85%	17,023
2013	9.469669	12.434315	31.31%	22,512
2012	8.192020	9.469669	15.60%	16,197
2011	8.485198	8.192020	-3.46%	7,853
2010	7.742763	8.485198	9.59%	7,100
2009	5.999507	7.742763	29.06%	3,625
2008	9.809470	5.999507	-38.84%	2,448
2007*	10.000000	9.809470	-1.91%	31
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.198613	21.467512	1.27%	40,755
2013	20.049030	21.198613	5.73%	10,938
2012	17.723460	20.049030	13.12%	14,322
2011	17.287312	17.723460	2.52%	18,466
2010	15.470945	17.287312	11.74%	21,709
2009	10.730712	15.470945	44.17%	24,225
2008	15.090339	10.730712	-28.89%	26,958
2007	14.817911	15.090339	1.84%	40,895
2006	13.566462	14.817911	9.22%	51,334
2005	13.418308	13.566462	1.10%	76,705

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.467794	19.908964	7.80%	22,957
2013	13.787567	18.467794	33.95%	20,583
2012	11.786225	13.787567	16.98%	18,915
2011	12.219243	11.786225	-3.54%	26,361
2010	10.688060	12.219243	14.33%	29,685
2009	8.419634	10.688060	26.94%	28,493
2008	13.532052	8.419634	-37.78%	36,143
2007	14.014970	13.532052	-3.45%	48,616
2006	12.244340	14.014970	14.46%	39,024
2005	11.893755	12.244340	2.95%	38,174
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.684429	13.352528	5.27%	47,299
2013	8.931281	12.684429	42.02%	57,175
2012	7.734260	8.931281	15.48%	69,212
2011	8.861580	7.734260	-12.72%	98,180
2010	7.762224	8.861580	14.16%	123,383
2009	5.138900	7.762224	51.05%	151,913
2008*	10.000000	5.138900	-48.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.009506	15.301201	9.22%	13,210
2013	10.223501	14.009506	37.03%	13,382
2012	9.285484	10.223501	10.10%	14,779
2011	9.711597	9.285484	-4.39%	16,702
2010	7.957915	9.711597	22.04%	22,264
2009	6.126637	7.957915	29.89%	32,989
2008*	10.000000	6.126637	-38.73%	38,120
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.487438	12.885875	3.19%	11,213
2013	9.766700	12.487438	27.86%	11,213
2012	8.515135	9.766700	14.70%	11,213
2011	9.210181	8.515135	-7.55%	11,213
2010	8.113295	9.210181	13.52%	11,213
2009	6.359322	8.113295	27.58%	11,213
2008*	10.000000	6.359322	-36.41%	11,213
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.363447	12.733574	2.99%	33,722
2013	10.919428	12.363447	13.22%	34,001
2012	9.956667	10.919428	9.67%	35,637
2011	10.219895	9.956667	-2.58%	35,637
2010	9.373787	10.219895	9.03%	54,087
2009	7.922177	9.373787	18.32%	13,232
2008*	10.000000	7.922177	-20.78%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.551484	12.976824	3.39%	37,146
2013	10.483128	12.551484	19.73%	37,565
2012	9.341674	10.483128	12.22%	42,338
2011	9.797479	9.341674	-4.65%	31,835
2010	8.827775	9.797479	10.98%	1,378
2009	7.199765	8.827775	22.61%	4,545
2008*	10.000000	7.199765	-28.00%	4,545
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.764140	12.004692	2.04%	58,413
2013	11.353027	11.764140	3.62%	68,354
2012	10.695079	11.353027	6.15%	85,056
2011	10.679483	10.695079	0.15%	58,892
2010	10.126015	10.679483	5.47%	12,829
2009	9.072864	10.126015	11.61%	12,696
2008*	10.000000	9.072864	-9.27%	10,991
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.968090	10.940757	-0.25%	1,240
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.461811	12.868444	3.26%	86,150
2013	10.712256	12.461811	16.33%	73,710
2012	9.653974	10.712256	10.96%	60,569
2011	10.009410	9.653974	-3.55%	61,134
2010	9.101202	10.009410	9.98%	18,051
2009	7.557700	9.101202	20.42%	17,597
2008*	10.000000	7.557700	-24.42%	18,109
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.499753	12.906591	3.25%	34,316
2013	10.185291	12.499753	22.72%	34,316
2012	9.001558	10.185291	13.15%	34,435
2011	9.561977	9.001558	-5.86%	34,316
2010	8.545465	9.561977	11.90%	23,590
2009	6.836576	8.545465	25.00%	696
2008*	10.000000	6.836576	-31.63%	14,626

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.212196	12.551838	2.78%	16,412
2013	11.117335	12.212196	9.85%	17,006
2012	10.230827	11.117335	8.67%	19,788
2011	10.388154	10.230827	-1.51%	20,331
2010	9.648048	10.388154	7.67%	32,390
2009	8.302301	9.648048	16.21%	23,499
2008*	10.000000	8.302301	-16.98%	32,744
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.151350	12.606058	3.74%	6,503
2013	12.544963	12.151350	-3.14%	6,404
2012	11.789974	12.544963	6.40%	6,945
2011	11.200187	11.789974	5.27%	8,001
2010	10.594362	11.200187	5.72%	11,397
2009	9.862143	10.594362	7.42%	21,260
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.950768	13.413184	3.57%	2,036
2013	13.389013	12.950768	-3.27%	2,137
2012	12.657925	13.389013	5.78%	3,764
2011	12.086780	12.657925	4.73%	2,023
2010	11.321157	12.086780	6.76%	884
2009	9.846106	11.321157	14.98%	1,593
2008*	10.000000	9.846106	-1.54%	939
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.939802	21.405645	-6.69%	11,851
2013	23.058241	22.939802	-0.51%	549
2012	19.920861	23.058241	15.75%	885
2011	25.987329	19.920861	-23.34%	885
2010	22.651951	25.987329	14.72%	1,765
2009	14.045719	22.651951	61.27%	1,814
2008	33.675844	14.045719	-58.29%	3,486
2007	23.426504	33.675844	43.75%	971
2006	17.351085	23.426504	35.01%	960
2005	13.246644	17.351085	30.98%	1,404
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.313625	16.845772	3.26%	103,637
2013	17.218431	16.313625	-5.25%	115,276
2012	16.919707	17.218431	1.77%	143,318
2011	15.974347	16.919707	5.92%	180,125
2010	15.438298	15.974347	3.47%	218,062
2009	15.224418	15.438298	1.40%	251,593
2008	14.312279	15.224418	6.37%	330,865
2007	13.526164	14.312279	5.81%	349,436
2006	13.254058	13.526164	2.05%	323,650
2005	12.997203	13.254058	1.98%	372,513

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.086405	13.847942	-1.69%	17,458
2013	12.105864	14.086405	16.36%	2,656
2012	10.604322	12.105864	14.16%	2,871
2011	11.900361	10.604322	-10.89%	3,605
2010	10.637128	11.900361	11.88%	366
2009	8.303713	10.637128	28.10%	377
2008	15.588521	8.303713	-46.73%	518
2007	12.416347	15.588521	25.55%	528
2006	9.455883	12.416347	31.31%	545
2005	7.353676	9.455883	28.59%	631
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.671140	9.885699	-7.36%	93
2013	8.929890	10.671140	19.50%	84
2012	7.649968	8.929890	16.73%	16,533
2011	8.888768	7.649968	-13.94%	20,066
2010	8.381156	8.888768	6.06%	12,379
2009	6.599237	8.381156	27.00%	13,954
2008	11.743033	6.599237	-43.80%	16,389
2007	10.871766	11.743033	8.01%	5,859
2006*	10.000000	10.871766	8.72%	5,222
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.802482	19.493101	3.67%	114,782
2013	14.963314	18.802482	25.66%	174,935
2012	13.073974	14.963314	14.45%	178,604
2011	13.780903	13.073974	-5.13%	189,000
2010	12.174286	13.780903	13.20%	198,223
2009	9.691703	12.174286	25.62%	245,356
2008	15.540025	9.691703	-37.63%	252,852
2007	14.852830	15.540025	4.63%	254,600
2006	12.869465	14.852830	15.41%	243,540
2005	12.074239	12.869465	6.59%	241,502
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.087523	15.582083	3.28%	893
2013	13.470237	15.087523	12.01%	4,053
2012	12.470644	13.470237	8.02%	4,053
2011	12.517421	12.470644	-0.37%	4,053
2010	11.542944	12.517421	8.44%	4,053
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.132214	17.799825	3.90%	1,272
2013	14.518698	17.132214	18.00%	4,590
2012	13.098350	14.518698	10.84%	4,259
2011	13.389091	13.098350	-2.17%	4,114
2010	12.102502	13.389091	10.63%	4,114
2009*	10.000000	12.102502	21.03%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.908266	14.268726	2.59%	30,810
2013	13.435167	13.908266	3.52%	25,467
2012	12.936126	13.435167	3.86%	59,751
2011	12.726522	12.936126	1.65%	54,372
2010	12.170443	12.726522	4.57%	91,673
2009	11.298120	12.170443	7.72%	86,947
2008	12.174397	11.298120	-7.20%	99,598
2007	11.699753	12.174397	4.06%	110,017
2006	11.159571	11.699753	4.84%	99,388
2005	10.938716	11.159571	2.02%	101,459
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.809029	17.458928	3.87%	184,532
2013	14.595000	16.809029	15.17%	216,924
2012	13.338062	14.595000	9.42%	266,135
2011	13.512010	13.338062	-1.29%	332,502
2010	12.336608	13.512010	9.53%	507,283
2009	10.486186	12.336608	17.65%	500,652
2008	13.826087	10.486186	-24.16%	456,496
2007	13.252053	13.826087	4.33%	551,393
2006	12.051166	13.252053	9.96%	588,137
2005	11.584213	12.051166	4.03%	598,317
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.130547	18.791414	3.65%	99,647
2013	15.002751	18.130547	20.85%	126,852
2012	13.355371	15.002751	12.33%	155,771
2011	13.817929	13.355371	-3.35%	198,727
2010	12.401149	13.817929	11.42%	267,450
2009	10.095565	12.401149	22.84%	218,247
2008	14.901132	10.095565	-32.25%	275,027
2007	14.216422	14.901132	4.82%	420,882
2006	12.568358	14.216422	13.11%	373,369
2005	11.886380	12.568358	5.74%	353,054

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.603383	16.138611	3.43%	29,277
2013	14.300081	15.603383	9.11%	32,426
2012	13.403862	14.300081	6.69%	49,194
2011	13.298880	13.403862	0.79%	56,039
2010	12.410250	13.298880	7.16%	91,669
2009	10.969951	12.410250	13.13%	75,828
2008	13.076032	10.969951	-16.11%	89,482
2007	12.509474	13.076032	4.53%	136,992
2006	11.683322	12.509474	7.07%	156,603
2005	11.322864	11.683322	3.18%	184,405
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.254134	22.835403	7.44%	275,283
2013	15.744370	21.254134	35.00%	326,105
2012	13.433936	15.744370	17.20%	388,051
2011	13.914433	13.433936	-3.45%	481,857
2010	12.950830	13.914433	7.44%	581,276
2009*	10.000000	12.950830	29.51%	226
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	40.756306	44.038263	8.05%	33,868
2013	31.020387	40.756306	31.39%	42,739
2012	26.741414	31.020387	16.00%	51,693
2011	27.786191	26.741414	-3.76%	58,561
2010	22.295780	27.786191	24.63%	63,921
2009	16.509748	22.295780	35.05%	79,168
2008	26.314008	16.509748	-37.26%	101,850
2007	24.775941	26.314008	6.21%	107,140
2006	22.830881	24.775941	8.52%	112,303
2005	20.623786	22.830881	10.70%	120,523
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.382626	11.240343	-1.25%	142,179
2013	11.526704	11.382626	-1.25%	220,373
2012	11.673013	11.526704	-1.25%	224,147
2011	11.820354	11.673013	-1.25%	241,555
2010	11.969960	11.820354	-1.25%	305,840
2009	12.116391	11.969960	-1.21%	358,399
2008	12.022852	12.116391	0.78%	711,188
2007	11.619013	12.022852	3.48%	355,252
2006	11.255765	11.619013	3.23%	330,512
2005	11.101653	11.255765	1.39%	235,667

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.543732	19.023112	2.59%	23,718
2013	18.992008	18.543732	-2.36%	25,905
2012	17.134094	18.992008	10.84%	29,294
2011	16.438470	17.134094	4.23%	29,767
2010	15.052787	16.438470	9.21%	60,921
2009	12.255431	15.052787	22.83%	116,800
2008	15.005176	12.255431	-18.33%	60,887
2007	14.524404	15.005176	3.31%	68,884
2006	14.029010	14.524404	3.53%	58,541
2005	13.903003	14.029010	0.91%	68,428
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.643348	18.224700	-2.25%	38,496
2013	15.556096	18.643348	19.85%	0
2012	13.590227	15.556096	14.47%	0
2011	15.176699	13.590227	-10.45%	0
2010	13.465073	15.176699	12.71%	0
2009*	10.000000	13.465073	34.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.029687	-9.70%	6,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.523743	14.748378	9.06%	22,639
2013	10.163854	13.523743	33.06%	28,879
2012	8.846061	10.163854	14.90%	35,096
2011	9.225932	8.846061	-4.12%	38,902
2010	8.088157	9.225932	14.07%	46,405
2009	6.311220	8.088157	28.16%	23,145
2008*	10.000000	6.311220	-36.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.087889	16.466410	9.14%	9,812
2013	11.280967	15.087889	33.75%	15,814
2012	9.697033	11.280967	16.33%	15,081
2011	10.427486	9.697033	-7.01%	25,564
2010*	10.000000	10.427486	4.27%	17,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.662622	13.785193	8.87%	2,552
2013	9.496486	12.662622	33.34%	2,592
2012	8.178285	9.496486	16.12%	4,159
2011	8.818891	8.178285	-7.26%	5,539
2010	7.920878	8.818891	11.34%	9,448
2009	6.295437	7.920878	25.82%	11,890
2008*	10.000000	6.295437	-37.05%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.414054	14.808208	2.73%	95,367
2013	10.505185	14.414054	37.21%	104,088
2012	9.258570	10.505185	13.46%	136,313
2011	9.789588	9.258570	-5.42%	157,599
2010	7.816992	9.789588	25.23%	198,466
2009	6.227072	7.816992	25.53%	235,720
2008*	10.000000	6.227072	-37.73%	11,982
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.144711	17.500807	15.56%	80,883
2013	11.303532	15.144711	33.98%	98,463
2012	9.838731	11.303532	14.89%	122,789
2011	10.199792	9.838731	-3.54%	138,236
2010	8.633805	10.199792	18.14%	174,383
2009	6.701262	8.633805	28.84%	191,664
2008*	10.000000	6.701262	-32.99%	21,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.080401	22.417427	1.53%	26,422
2013	15.496411	22.080401	42.49%	30,900
2012	13.834035	15.496411	12.02%	36,539
2011	14.100206	13.834035	-1.89%	40,137
2010	11.382047	14.100206	23.88%	49,034
2009	9.042865	11.382047	25.87%	55,246
2008	17.091260	9.042865	-47.09%	57,904
2007	15.771065	17.091260	8.37%	64,080
2006	15.473935	15.771065	1.92%	66,061
2005	14.496373	15.473935	6.74%	82,280
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	49.886320	52.722019	5.68%	35,233
2013	35.981005	49.886320	38.65%	40,422
2012	30.252307	35.981005	18.94%	44,538
2011	32.270762	30.252307	-6.25%	53,453
2010	25.811790	32.270762	25.02%	63,024
2009	20.709509	25.811790	24.64%	72,533
2008	30.910484	20.709509	-33.00%	83,415
2007	33.621951	30.910484	-8.06%	84,497
2006	29.026603	33.621951	15.83%	102,490
2005	28.516666	29.026603	1.79%	130,563

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	41.632625	41.447329	-0.45%	39,839
2013	29.920035	41.632625	39.15%	46,240
2012	26.232865	29.920035	14.06%	55,116
2011	28.127878	26.232865	-6.74%	66,997
2010	22.728813	28.127878	23.75%	79,120
2009	17.086989	22.728813	33.02%	89,786
2008	27.994447	17.086989	-38.96%	101,363
2007	27.758912	27.994447	0.85%	119,002
2006	25.089017	27.758912	10.64%	128,273
2005	22.619557	25.089017	10.92%	148,899
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	17.583937	19.473511	10.75%	62,808
2013	13.582138	17.583937	29.46%	69,689
2012	12.042666	13.582138	12.78%	79,546
2011	12.130640	12.042666	-0.73%	92,975
2010	10.827787	12.130640	12.03%	114,422
2009	8.695593	10.827787	24.52%	111,320
2008	15.066968	8.695593	-42.29%	120,988
2007	14.104765	15.066968	6.82%	136,605
2006	12.569807	14.104765	12.21%	129,158
2005	11.846853	12.569807	6.10%	155,396
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.379761	14.483529	27.27%	58,275
2013	11.183243	11.379761	1.76%	68,191
2012	9.781032	11.183243	14.34%	95,213
2011	9.299999	9.781032	5.17%	121,081
2010	7.234189	9.299999	28.56%	145,659
2009	5.599255	7.234189	29.20%	182,980
2008*	10.000000	5.599255	-44.01%	6,855
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.702809	13.067803	11.66%	2,688
2013*	10.000000	11.702809	17.03%	191
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.663192	10.581916	-0.76%	1,465
2013	10.786788	10.663192	-1.15%	1,465
2012	10.551870	10.786788	2.23%	2,837
2011	10.548150	10.551870	0.04%	5,366
2010	10.429293	10.548150	1.14%	5,546
2009	9.860285	10.429293	5.77%	6,556
2008*	10.000000	9.860285	-1.40%	2,070
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.573928	12.981900	3.24%	781
2013*	10.000000	12.573928	25.74%	1,274

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.436669	14.908856	-9.30%	6,834
2013	13.859670	16.436669	18.59%	7,276
2012	11.738872	13.859670	18.07%	8,884
2011	13.574005	11.738872	-13.52%	10,112
2010	12.925473	13.574005	5.02%	14,822
2009*	10.000000	12.925473	29.25%	21,647
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.747713	10.678094	-0.65%	8,484
2013	10.817032	10.747713	-0.64%	38,835
2012	10.472043	10.817032	3.29%	37,319
2011	10.573700	10.472043	-0.96%	42,959
2010	10.170049	10.573700	3.97%	71,008
2009	9.087672	10.170049	11.91%	31,801
2008	10.630241	9.087672	-14.51%	49,097
2007	10.275244	10.630241	3.45%	50,664
2006	9.985363	10.275244	2.90%	20,895
2005	9.967544	9.985363	0.18%	16,485
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.716044	16.058227	2.18%	0
2013	10.912964	15.716044	44.01%	0
2012	10.155577	10.912964	7.46%	0
2011	10.394092	10.155577	-2.29%	91
2010	8.799827	10.394092	18.12%	1,576
2009	7.259416	8.799827	21.22%	0
2008	12.145853	7.259416	-40.23%	0
2007	12.237442	12.145853	-0.75%	0
2006	11.773573	12.237442	3.94%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.945418	21.740924	9.00%	2,026
2013	14.678284	19.945418	35.88%	3,405
2012	13.393928	14.678284	9.59%	2,765
2011	13.994219	13.393928	-4.29%	3,520
2010	11.534933	13.994219	21.32%	5,309
2009	8.887810	11.534933	29.78%	4,442
2008	14.862813	8.887810	-40.20%	1,865
2007	13.987076	14.862813	6.26%	23,476
2006	12.456727	13.987076	12.29%	8,424
2005	11.804504	12.456727	5.53%	1,097

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.815487	24.862255	13.97%	0
2013	17.027604	21.815487	28.12%	0
2012	15.110241	17.027604	12.69%	0
2011	15.478999	15.110241	-2.38%	0
2010	14.325754	15.478999	8.05%	0
2009	10.038225	14.325754	42.71%	179,806
2008	18.658710	10.038225	-46.20%	200,272
2007	16.553915	18.658710	12.71%	226,679
2006	15.528631	16.553915	6.60%	257,589
2005	14.961776	15.528631	3.79%	316,113
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	22.126981	23.114248	4.46%	84,176
2013	16.477598	22.126981	34.29%	86,567
2012	14.329813	16.477598	14.99%	100,844
2011	14.353550	14.329813	-0.17%	111,728
2010	11.403177	14.353550	25.87%	125,749
2009	8.708048	11.403177	30.95%	133,595
2008	17.313969	8.708048	-49.71%	138,335
2007	16.490117	17.313969	5.00%	146,162
2006	16.218926	16.490117	1.67%	161,577
2005	14.621223	16.218926	10.93%	185,676
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.521236	18.708957	1.01%	109,628
2013	14.732589	18.521236	25.72%	37,485
2012	12.303213	14.732589	19.75%	43,588
2011	13.584878	12.303213	-9.43%	50,759
2010	11.862818	13.584878	14.52%	63,726
2009	8.594707	11.862818	38.02%	77,621
2008	14.551844	8.594707	-40.94%	90,846
2007	13.861145	14.551844	4.98%	119,613
2006	11.926147	13.861145	16.22%	140,962
2005	10.565033	11.926147	12.88%	172,518
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.016255	10.171827	1.55%	4,930
2013	10.156480	10.016255	-1.38%	5,719
2012*	10.000000	10.156480	1.56%	2,923
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.037071	-9.63%	1,110

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.299880	22.191743	9.32%	61,726
2013	15.600062	20.299880	30.13%	75,211
2012	13.517400	15.600062	15.41%	78,802
2011	13.690128	13.517400	-1.26%	99,607
2010	11.940024	13.690128	14.66%	122,772
2009	9.425201	11.940024	26.68%	141,055
2008	15.512276	9.425201	-39.24%	153,631
2007	15.044165	15.512276	3.11%	176,126
2006	13.244102	15.044165	13.59%	214,693
2005	12.654982	13.244102	4.66%	223,492
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.508413	17.142120	10.53%	4,296
2013	11.136771	15.508413	39.25%	7,700
2012	9.558713	11.136771	16.51%	9,712
2011	9.898460	9.558713	-3.43%	26,690
2010	8.122488	9.898460	21.86%	27,379
2009	5.995323	8.122488	35.48%	34,262
2008	9.765612	5.995323	-38.61%	41,101
2007	10.011018	9.765612	-2.45%	17,759
2006*	10.000000	10.011018	0.11%	12,350
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.506702	10.422561	-0.80%	3,294
2013	10.628082	10.506702	-1.14%	8,021
2012*	10.000000	10.628082	6.28%	9,857
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.704225	-2.96%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.056240	11.941366	-0.95%	2,236
2013	13.066955	12.056240	-7.73%	5,136
2012	12.574831	13.066955	3.91%	4,547
2011	11.745076	12.574831	7.06%	6,019
2010	10.874552	11.745076	8.01%	2,081
2009*	10.000000	10.874552	8.75%	2,946
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.676359	11.616677	-0.51%	20,453
2013	11.851685	11.676359	-1.48%	34,833
2012	11.349481	11.851685	4.42%	23,337
2011	11.378072	11.349481	-0.25%	18,449
2010	10.954048	11.378072	3.87%	22,905
2009*	10.000000	10.954048	9.54%	19,833

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.467400	13.710172	1.80%	0
2013	15.022549	13.467400	-10.35%	0
2012	13.988559	15.022549	7.39%	0
2011	12.684960	13.988559	10.28%	0
2010	11.881741	12.684960	6.76%	0
2009	10.166878	11.881741	16.87%	0
2008	11.073425	10.166878	-8.19%	0
2007	10.135369	11.073425	9.26%	0
2006*	10.000000	10.135369	1.35%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.862050	15.303090	2.97%	0
2013	15.350365	14.862050	-3.18%	0
2012	14.183527	15.350365	8.23%	0
2011	13.862866	14.183527	2.31%	0
2010	12.984838	13.862866	6.76%	0
2009	11.531516	12.984838	12.60%	0
2008	11.148087	11.531516	3.44%	0
2007	10.382258	11.148087	7.38%	0
2006*	10.000000	10.382258	3.82%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.466187	10.766092	2.87%	8,289
2013	10.820820	10.466187	-3.28%	26,959
2012	10.007389	10.820820	8.13%	28,546
2011*	10.000000	10.007389	0.07%	1,779
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.972611	13.304194	-4.78%	0
2013	11.695065	13.972611	19.47%	0
2012	11.006432	11.695065	6.26%	0
2011	12.679958	11.006432	-13.20%	0
2010	9.880140	12.679958	28.34%	0
2009	6.330660	9.880140	56.07%	0
2008	11.300887	6.330660	-43.98%	0
2007	11.006899	11.300887	2.67%	0
2006*	10.000000	11.006899	10.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.107656	28.648034	29.58%	33,982
2013	14.874074	22.107656	48.63%	31,936
2012	11.498337	14.874074	29.36%	22,002
2011	10.548103	11.498337	9.01%	7,977
2010*	10.000000	10.548103	5.48%	1,179

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.225259	13.020750	6.51%	4,106
2013	12.419364	12.225259	-1.56%	144
2012	11.492067	12.419364	8.07%	1,598
2011	11.015043	11.492067	4.33%	7,353
2010	10.410626	11.015043	5.81%	11,766
2009	9.615032	10.410626	8.27%	12,032
2008	10.843289	9.615032	-11.33%	31,629
2007	10.413414	10.843289	4.13%	22,317
2006*	10.000000	10.413414	4.13%	9,189
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	42.694833	43.395401	1.64%	1,211
2013	47.381061	42.694833	-9.89%	1,547
2012	40.676240	47.381061	16.48%	2,009
2011	38.483287	40.676240	5.70%	2,558
2010	35.509855	38.483287	8.37%	3,144
2009	27.616445	35.509855	28.58%	3,375
2008	32.892265	27.616445	-16.04%	4,732
2007	31.268369	32.892265	5.19%	5,860
2006	28.574908	31.268369	9.43%	8,825
2005	25.777598	28.574908	10.85%	16,848
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.627025	16.772964	0.88%	0
2013	14.521745	16.627025	14.50%	0
2012	12.917602	14.521745	12.42%	0
2011	13.580394	12.917602	-4.88%	0
2010	13.012625	13.580394	4.36%	0
2009	9.942920	13.012625	30.87%	0
2008	18.183456	9.942920	-45.32%	0
2007	16.070189	18.183456	13.15%	0
2006	13.004495	16.070189	23.57%	0
2005	11.856303	13.004495	9.68%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	56.254685	55.320979	-1.66%	4,441
2013	50.853950	56.254685	10.62%	4,341
2012	39.673191	50.853950	28.18%	5,943
2011	54.098716	39.673191	-26.67%	2,909
2010	43.190476	54.098716	25.26%	3,261
2009	20.516561	43.190476	110.52%	3,510
2008	58.991911	20.516561	-65.22%	3,743
2007	43.412632	58.991911	35.89%	7,521
2006	31.514704	43.412632	37.75%	8,531
2005	24.176597	31.514704	30.35%	8,665

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	53.122674	42.436679	-20.12%	4,415
2013	48.668394	53.122674	9.15%	4,554
2012	47.671725	48.668394	2.09%	6,497
2011	57.779398	47.671725	-17.49%	882
2010	45.274087	57.779398	27.62%	1,237
2009	29.102885	45.274087	55.57%	1,255
2008	54.704654	29.102885	-46.80%	1,973
2007	38.113622	54.704654	43.53%	2,205
2006	31.001698	38.113622	22.94%	1,443
2005	20.697822	31.001698	49.78%	1,827
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.503060	8.365087	-20.36%	9,421
2013	9.643196	10.503060	8.92%	10,768
2012*	10.000000	9.643196	-3.57%	10,398
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	16.579460	18.042101	8.82%	7,125
2013	12.535988	16.579460	32.25%	7,468
2012	10.917744	12.535988	14.82%	9,026
2011	11.865771	10.917744	-7.99%	10,382
2010	10.695577	11.865771	10.94%	10,642
2009	8.524185	10.695577	25.47%	14,976
2008	13.893106	8.524185	-38.64%	20,730
2007	12.796409	13.893106	8.57%	26,422
2006	11.398511	12.796409	12.26%	27,709
2005	10.614044	11.398511	7.39%	41,831
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.400000	23.642553	-3.10%	1,602
2013	16.447217	24.400000	48.35%	5,740
2012	15.440558	16.447217	6.52%	5,496
2011	16.388970	15.440558	-5.79%	6,441
2010	13.091373	16.388970	25.19%	4,839
2009*	10.000000	13.091373	30.91%	956

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.218186	11.538145	2.85%	296
2013	10.154217	11.218186	10.48%	296
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.626494	16.803131	7.53%	3,882
2013	11.503040	15.626494	35.85%	4,844
2012	9.837919	11.503040	16.93%	3,882
2011	10.907709	9.837919	-9.81%	4,974
2010	8.730018	10.907709	24.94%	3,882
2009	6.200164	8.730018	40.80%	1,921
2008*	10.000000	6.200164	-38.00%	860
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.439128	13.702115	1.96%	5,262
2013	14.877682	13.439128	-9.67%	7,863
2012	14.037333	14.877682	5.99%	8,068
2011	12.726928	14.037333	10.30%	9,393
2010	12.266583	12.726928	3.75%	12,142
2009	11.276296	12.266583	8.78%	16,247
2008	11.609253	11.276296	-2.87%	10,484
2007	10.743037	11.609253	8.06%	13,391
2006	10.714080	10.743037	0.27%	12,079
2005	10.687792	10.714080	0.25%	12,921
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.185314	22.413965	11.04%	5,486
2013	15.057322	20.185314	34.06%	5,966
2012	13.295726	15.057322	13.25%	7,445
2011	13.063929	13.295726	1.77%	8,569
2010	11.595507	13.063929	12.66%	16,728
2009	9.947974	11.595507	16.56%	17,320
2008	15.408481	9.947974	-35.44%	18,783
2007	15.623076	15.408481	-1.37%	28,842
2006	13.518310	15.623076	15.57%	39,730
2005	13.089671	13.518310	3.27%	52,071
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	17.986249	16.774827	-6.74%	0
2013	14.886820	17.986249	20.82%	0
2012	12.448936	14.886820	19.58%	0
2011	14.339445	12.448936	-13.18%	0
2010	12.823534	14.339445	11.82%	0
2009	9.712886	12.823534	32.03%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.367728	19.957197	14.91%	2,968
2013	13.523682	17.367728	28.42%	3,046
2012	11.778949	13.523682	14.81%	2,811
2011	12.017122	11.778949	-1.98%	9,978
2010	10.209581	12.017122	17.70%	13,811
2009	7.960349	10.209581	28.26%	7,265
2008	10.661044	7.960349	-25.33%	8,300
2007	11.057147	10.661044	-3.58%	15,608
2006*	10.000000	11.057147	10.57%	9,405
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	28.856164	32.206397	11.61%	0
2013	22.194522	28.856164	30.01%	0
2012	19.626787	22.194522	13.08%	0
2011	19.685054	19.626787	-0.30%	0
2010	17.583894	19.685054	11.95%	0
2009	14.863162	17.583894	18.31%	40,627
2008	20.566055	14.863162	-27.73%	36,286
2007	21.967196	20.566055	-6.38%	47,239
2006	18.756880	21.967196	17.12%	55,181
2005	18.092486	18.756880	3.67%	95,262
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.245537	15.338093	0.61%	11,860
2013	13.500145	15.245537	12.93%	17,537
2012	12.438632	13.500145	8.53%	16,944
2011	13.078195	12.438632	-4.89%	16,366
2010	12.072012	13.078195	8.33%	18,928
2009*	10.000000	12.072012	20.72%	2,358
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.234599	12.754025	4.25%	773
2013*	10.000000	12.234599	22.35%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.889543	8.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.004434	24.905780	3.75%	3,874
2013	17.283516	24.004434	38.89%	3,922
2012	15.129971	17.283516	14.23%	4,399
2011	15.243060	15.129971	-0.74%	4,894
2010	12.273737	15.243060	24.19%	5,582
2009	9.946220	12.273737	23.40%	5,175
2008	14.586751	9.946220	-31.81%	8,159
2007	14.877364	14.586751	-1.95%	8,389
2006	13.174239	14.877364	12.93%	7,702
2005	12.446927	13.174239	5.84%	12,829

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.648396	18.642529	11.98%	3,266
2013	12.555514	16.648396	32.60%	3,375
2012	11.360823	12.555514	10.52%	3,644
2011	11.407346	11.360823	-0.41%	4,425
2010	10.066125	11.407346	13.32%	6,357
2009	7.624873	10.066125	32.02%	5,939
2008	11.781058	7.624873	-35.28%	7,449
2007	11.074843	11.781058	6.38%	6,773
2006	10.274954	11.074843	7.78%	5,380
2005	10.046653	10.274954	2.27%	14,191
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.447990	21.772004	11.95%	50,731
2013	14.924177	19.447990	30.31%	55,605
2012	13.065050	14.924177	14.23%	59,657
2011	12.992814	13.065050	0.56%	61,673
2010	11.462933	12.992814	13.35%	114,848
2009	9.192999	11.462933	24.69%	170,174
2008	14.817894	9.192999	-37.96%	172,860
2007	14.264491	14.817894	3.88%	61,839
2006	12.512627	14.264491	14.00%	92,810
2005	12.108868	12.512627	3.33%	109,819
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.184421	21.534043	6.69%	12,588
2013	16.886551	20.184421	19.53%	14,405
2012	15.493470	16.886551	8.99%	14,861
2011	14.399406	15.493470	7.60%	13,578
2010	12.651120	14.399406	13.82%	18,310
2009	10.458431	12.651120	20.97%	12,746
2008	15.041197	10.458431	-30.47%	12,339
2007	14.225733	15.041197	5.73%	17,832
2006	12.373722	14.225733	14.97%	27,932
2005	12.010432	12.373722	3.02%	41,284
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	17.067540	15.275632	-10.50%	0
2013	14.059451	17.067540	21.40%	0
2012	12.643606	14.059451	11.20%	0
2011	15.713984	12.643606	-19.54%	0
2010	15.241814	15.713984	3.10%	0
2009	11.790611	15.241814	29.27%	0
2008	19.059306	11.790611	-38.14%	0
2007	18.541561	19.059306	2.79%	0
2006	15.322551	18.541561	21.01%	0
2005	13.874159	15.322551	10.44%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	16.791397	16.837329	0.27%	0
2013	11.452431	16.791397	46.62%	0
2012	9.624478	11.452431	18.99%	0
2011	11.318133	9.624478	-14.96%	0
2010	8.743503	11.318133	29.45%	0
2009	7.028610	8.743503	24.40%	0
2008	11.411149	7.028610	-38.41%	0
2007	13.000069	11.411149	-12.22%	0
2006	12.692326	13.000069	2.42%	0
2005	12.153970	12.692326	4.43%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.911931	-0.88%	382
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.592262	18.022179	2.44%	38,200
2013	17.641392	17.592262	-0.28%	45,543
2012	16.290555	17.641392	8.29%	54,007
2011	16.137809	16.290555	0.95%	55,791
2010	15.068808	16.137809	7.09%	62,505
2009	12.676743	15.068808	18.87%	54,909
2008	13.853324	12.676743	-8.49%	47,548
2007	13.319686	13.853324	4.01%	61,484
2006	12.956412	13.319686	2.80%	94,229
2005	12.958478	12.956412	-0.02%	109,011
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.800471	14.213505	2.99%	0
2013	12.330797	13.800471	11.92%	14,194
2012	11.186414	12.330797	10.23%	24,001
2011	11.365735	11.186414	-1.58%	20,672
2010	10.214361	11.365735	11.27%	9,489
2009	8.335607	10.214361	22.54%	0
2008	11.272131	8.335607	-26.05%	0
2007	10.512515	11.272131	7.23%	0
2006*	10.000000	10.512515	5.13%	3,860
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.633423	14.083822	3.30%	32,272
2013	11.912364	13.633423	14.45%	8,109
2012	10.663334	11.912364	11.71%	0
2011	10.926379	10.663334	-2.41%	0
2010	9.666584	10.926379	13.03%	0
2009	7.605353	9.666584	27.10%	0
2008	11.451684	7.605353	-33.59%	0
2007	10.532507	11.451684	8.73%	0
2006*	10.000000	10.532507	5.33%	1,683

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.798089	14.280761	3.50%	5,645
2013	11.506275	13.798089	19.92%	1,968
2012	10.095206	11.506275	13.98%	2,020
2011	10.511308	10.095206	-3.96%	2,073
2010	9.180780	10.511308	14.49%	1,265
2009	7.078673	9.180780	29.70%	555
2008	11.582071	7.078673	-38.88%	555
2007	10.552664	11.582071	9.75%	519
2006*	10.000000	10.552664	5.53%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	29.230390	32.259553	10.36%	0
2013	22.581971	29.230390	29.44%	0
2012	19.671932	22.581971	14.79%	0
2011	20.470311	19.671932	-3.90%	0
2010	17.709848	20.470311	15.59%	0
2009	13.226050	17.709848	33.90%	75,527
2008	23.351620	13.226050	-43.36%	81,525
2007	20.135487	23.351620	15.97%	91,233
2006	18.281239	20.135487	10.14%	99,700
2005	15.850782	18.281239	15.33%	115,229
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.313942	10.602192	-13.90%	6,823
2013	10.049567	12.313942	22.53%	6,983
2012	9.721966	10.049567	3.37%	8,623
2011	10.390003	9.721966	-6.43%	9,725
2010	8.834360	10.390003	17.61%	9,447
2009	6.065267	8.834360	45.65%	16,529
2008	13.478023	6.065267	-55.00%	6,674
2007	9.376713	13.478023	43.74%	10,678
2006*	10.000000	9.376713	-6.23%	10,110
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.388451	22.935748	7.23%	42,924
2013	16.928144	21.388451	26.35%	44,462
2012	14.636018	16.928144	15.66%	48,485
2011	14.702121	14.636018	-0.45%	52,304
2010	12.942820	14.702121	13.59%	64,911
2009	10.084737	12.942820	28.34%	72,020
2008	17.833606	10.084737	-43.45%	79,844
2007	17.817217	17.833606	0.09%	99,421
2006	15.032685	17.817217	18.52%	115,550
2005	14.400930	15.032685	4.39%	135,725

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.685393	17.355230	10.65%	0
2013	11.534426	15.685393	35.99%	0
2012	9.782681	11.534426	17.91%	0
2011	9.699770	9.782681	0.85%	0
2010	7.947506	9.699770	22.05%	0
2009	5.525804	7.947506	43.83%	1,563
2008	12.458470	5.525804	-55.65%	1,440
2007	10.259376	12.458470	21.43%	1,243
2006	9.870863	10.259376	3.94%	1,997
2005	9.186413	9.870863	7.45%	2,916
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.276439	21.154500	9.74%	21,297
2013	14.338988	19.276439	34.43%	24,831
2012	12.683421	14.338988	13.05%	28,837
2011	12.832010	12.683421	-1.16%	31,521
2010	10.479802	12.832010	22.45%	37,614
2009	8.285615	10.479802	26.48%	41,303
2008	15.909833	8.285615	-47.92%	47,095
2007	12.706253	15.909833	25.21%	48,016
2006	12.061208	12.706253	5.35%	58,937
2005	11.563600	12.061208	4.30%	75,950
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.317658	16.278597	-0.24%	25,541
2013	15.615355	16.317658	4.50%	27,348
2012	13.854722	15.615355	12.71%	32,499
2011	13.506526	13.854722	2.58%	34,206
2010	12.026207	13.506526	12.31%	47,291
2009	8.474745	12.026207	41.91%	38,230
2008	11.458268	8.474745	-26.04%	35,579
2007	11.309562	11.458268	1.31%	30,934
2006	10.306110	11.309562	9.74%	64,247
2005	10.184506	10.306110	1.19%	75,198
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.776139	14.379428	4.38%	12,955
2013	14.226412	13.776139	-3.17%	15,254
2012	13.628057	14.226412	4.39%	15,100
2011	12.878696	13.628057	5.82%	20,974
2010	12.117734	12.878696	6.28%	24,596
2009	10.613742	12.117734	14.17%	63,764
2008	11.125731	10.613742	-4.60%	19,700
2007	10.817475	11.125731	2.85%	29,918
2006	10.507730	10.817475	2.95%	18,219
2005	10.428807	10.507730	0.76%	9,093

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.782099	16.542123	4.82%	6,032
2013	11.751865	15.782099	34.29%	8,787
2012	10.376435	11.751865	13.26%	8,228
2011	11.774747	10.376435	-11.88%	10,227
2010	9.269168	11.774747	27.03%	16,924
2009	6.707301	9.269168	38.20%	18,642
2008	11.234279	6.707301	-40.30%	33,092
2007	9.856561	11.234279	13.98%	33,080
2006*	10.000000	9.856561	-1.43%	27,685
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.692013	16.943391	-9.35%	1,694
2013	14.525678	18.692013	28.68%	1,823
2012	12.209441	14.525678	18.97%	1,846
2011	14.944699	12.209441	-18.30%	1,846
2010	13.400354	14.944699	11.52%	2,530
2009	10.737954	13.400354	24.79%	2,652
2008	19.381260	10.737954	-44.60%	2,652
2007	16.754919	19.381260	15.68%	1,375
2006	14.392045	16.754919	16.42%	2,453
2005	12.255881	14.392045	17.43%	2,503
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.426666	22.563429	5.31%	3,577
2013	16.642052	21.426666	28.75%	3,622
2012	13.266379	16.642052	25.45%	3,710
2011	14.745505	13.266379	-10.03%	8,416
2010	11.814180	14.745505	24.81%	10,394
2009	7.604841	11.814180	55.35%	7,999
2008	15.781569	7.604841	-51.81%	7,636
2007	15.142626	15.781569	4.22%	3,955
2006	13.202987	15.142626	14.69%	4,842
2005	13.043195	13.202987	1.23%	7,859
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.474214	12.662697	1.51%	12,491
2013	10.211201	12.474214	22.16%	7,340
2012	8.970568	10.211201	13.83%	7,340
2011	9.230806	8.970568	-2.82%	7,340
2010	8.482528	9.230806	8.82%	7,647
2009	6.598185	8.482528	28.56%	0
2008*	10.000000	6.598185	-34.02%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.867410	15.351469	3.26%	20,293
2013	13.220142	14.867410	12.46%	33,122
2012	11.890259	13.220142	11.18%	23,261
2011	11.765995	11.890259	1.06%	20,505
2010	10.580086	11.765995	11.21%	28,090
2009	7.905422	10.580086	33.83%	19,729
2008	11.386418	7.905422	-30.57%	14,787
2007	11.119465	11.386418	2.40%	43,924
2006*	10.000000	11.119465	11.19%	17,856
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.577639	15.462911	-0.74%	7,242
2013	11.584643	15.577639	34.47%	7,347
2012	9.914503	11.584643	16.85%	7,375
2011	10.437304	9.914503	-5.01%	7,973
2010	8.247149	10.437304	26.56%	11,753
2009	6.469518	8.247149	27.48%	6,404
2008	9.785862	6.469518	-33.89%	7,967
2007	10.157203	9.785862	-3.66%	5,692
2006*	10.000000	10.157203	1.57%	3,694
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.346778	-6.53%	2,067
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.505689	17.156135	-12.05%	0
2013	16.031432	19.505689	21.67%	0
2012	13.696096	16.031432	17.05%	0
2011	15.494581	13.696096	-11.61%	0
2010	14.445365	15.494581	7.26%	0
2009	10.656354	14.445365	35.56%	0
2008	18.065596	10.656354	-41.01%	0
2007	15.808818	18.065596	14.28%	0
2006	13.160857	15.808818	20.12%	0
2005	12.069294	13.160857	9.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.658440	-13.42%	3,411
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.997509	-0.02%	16,584
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.908546	10.235413	3.30%	72
2013*	10.000000	9.908546	-0.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.526303	11.945763	3.64%	0
2013	9.790050	11.526303	17.73%	0
2012	8.509267	9.790050	15.05%	0
2011	10.239629	8.509267	-16.90%	0
2010	8.967468	10.239629	14.19%	0
2009	7.588414	8.967468	18.17%	0
2008	12.478455	7.588414	-39.19%	0
2007	11.611969	12.478455	7.46%	0
2006*	10.000000	11.611969	16.12%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.092283	14.608358	11.58%	0
2013	10.162910	13.092283	28.82%	0
2012	8.892789	10.162910	14.28%	0
2011	9.417106	8.892789	-5.57%	0
2010	7.683587	9.417106	22.56%	0
2009	5.407517	7.683587	42.09%	0
2008	9.126180	5.407517	-40.75%	0
2007	10.323790	9.126180	-11.60%	0
2006*	10.000000	10.323790	3.24%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.047458	14.795255	5.32%	0
2013	12.448553	14.047458	12.84%	0
2012	11.133579	12.448553	11.81%	0
2011	11.206634	11.133579	-0.65%	0
2010	10.269513	11.206634	9.13%	0
2009	8.282144	10.269513	24.00%	0
2008	11.526482	8.282144	-28.15%	0
2007	11.014106	11.526482	4.65%	0
2006*	10.000000	11.014106	10.14%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.027691	15.961248	6.21%	0
2013	11.429531	15.027691	31.48%	0
2012	10.026025	11.429531	14.00%	0
2011	10.619379	10.026025	-5.59%	0
2010	9.226215	10.619379	15.10%	0
2009	7.027887	9.226215	31.28%	0
2008	11.564367	7.027887	-39.23%	0
2007	11.396634	11.564367	1.47%	0
2006*	10.000000	11.396634	13.97%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.965521	17.165883	1.18%	0
2013	16.007249	16.965521	5.99%	0
2012	14.119380	16.007249	13.37%	0
2011	14.310203	14.119380	-1.33%	0
2010	12.560370	14.310203	13.93%	0
2009	7.366516	12.560370	70.51%	0
2008	10.659200	7.366516	-30.89%	0
2007	10.580725	10.659200	0.74%	0
2006*	10.000000	10.580725	5.81%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.790418	19.263307	-2.66%	0
2013	14.657801	19.790418	35.02%	0
2012	12.427059	14.657801	17.95%	0
2011	13.198645	12.427059	-5.85%	0
2010	10.971327	13.198645	20.30%	0
2009	7.128610	10.971327	53.91%	0
2008	11.760475	7.128610	-39.39%	0
2007	10.808181	11.760475	8.81%	0
2006*	10.000000	10.808181	8.08%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.511361	17.441526	-0.40%	0
2013	13.307430	17.511361	31.59%	0
2012	11.512315	13.307430	15.59%	0
2011	12.608615	11.512315	-8.69%	0
2010	10.844411	12.608615	16.27%	0
2009	7.633907	10.844411	42.06%	0
2008	10.812208	7.633907	-29.40%	0
2007	10.755372	10.812208	0.53%	0
2006*	10.000000	10.755372	7.55%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.311997	15.369203	7.39%	0
2013	10.259439	14.311997	39.50%	0
2012	9.318168	10.259439	10.10%	0
2011	9.629298	9.318168	-3.23%	0
2010	7.499011	9.629298	28.41%	0
2009	5.619860	7.499011	33.44%	0
2008	10.789150	5.619860	-47.91%	0
2007	10.351888	10.789150	4.22%	0
2006*	10.000000	10.351888	3.52%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.320091	14.012755	13.74%	0
2013	9.730988	12.320091	26.61%	0
2012	8.905288	9.730988	9.27%	0
2011	9.429872	8.905288	-5.56%	0
2010	8.190457	9.429872	15.13%	0
2009	6.226170	8.190457	31.55%	0
2008	10.024404	6.226170	-37.89%	0
2007	10.826374	10.024404	-7.41%	0
2006*	10.000000	10.826374	8.26%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.293134	11.321978	-7.90%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.399171	16.818536	-3.34%	0
2013	13.362779	17.399171	30.21%	0
2012	11.040989	13.362779	21.03%	0
2011	11.288956	11.040989	-2.20%	0
2010*	10.000000	11.288956	12.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.366845	14.306525	7.03%	743
2013	9.663996	13.366845	38.32%	788
2012*	10.000000	9.663996	-3.36%	724
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.309187	14.209216	6.76%	0
2013	9.645820	13.309187	37.98%	0
2012*	10.000000	9.645820	-3.54%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	18.670111	19.928529	6.74%	0
2013	14.635254	18.670111	27.57%	0
2012	13.020889	14.635254	12.40%	0
2011	13.200378	13.020889	-1.36%	0
2010	12.207643	13.200378	8.13%	0
2009	9.640400	12.207643	26.63%	0
2008	13.981981	9.640400	-31.05%	0
2007	13.103569	13.981981	6.70%	0
2006	11.375653	13.103569	15.19%	0
2005	10.943696	11.375653	3.95%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.528826	13.483152	7.62%	709
2013	10.140189	12.528826	23.56%	672
2012	9.126312	10.140189	11.11%	636
2011*	10.000000	9.126312	-8.74%	597

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.468303	21.813589	18.11%	0
2013	13.313787	18.468303	38.72%	0
2012	11.157723	13.313787	19.32%	0
2011	10.874856	11.157723	2.60%	0
2010	10.464156	10.874856	3.92%	0
2009	8.303907	10.464156	26.01%	0
2008	11.786725	8.303907	-29.55%	0
2007	10.677037	11.786725	10.39%	0
2006*	10.000000	10.677037	6.77%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.568145	13.087102	13.13%	0
2013	11.410916	11.568145	1.38%	0
2012	9.023969	11.410916	26.45%	0
2011	9.779112	9.023969	-7.72%	0
2010	8.431232	9.779112	15.99%	0
2009	6.494699	8.431232	29.82%	0
2008	11.888124	6.494699	-45.37%	0
2007	12.751928	11.888124	-6.77%	0
2006*	10.000000	12.751928	27.52%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.974866	22.751335	-0.97%	0
2013	19.558633	22.974866	17.47%	0
2012	17.152618	19.558633	14.03%	0
2011	18.634341	17.152618	-7.95%	0
2010	16.727857	18.634341	11.40%	0
2009	12.531690	16.727857	33.48%	0
2008	21.296639	12.531690	-41.16%	0
2007	18.809873	21.296639	13.22%	0
2006	14.861051	18.809873	26.57%	0
2005	12.767265	14.861051	16.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.627093	12.982605	2.82%	0
2013	9.958708	12.627093	26.79%	0
2012*	10.000000	9.958708	-0.41%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.132793	13.959072	6.29%	0
2013	9.740391	13.132793	34.83%	0
2012*	10.000000	9.740391	-2.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.878453	28.872336	-6.50%	1,560
2013	25.001652	30.878453	23.51%	3,872
2012	21.255696	25.001652	17.62%	3,409
2011	23.207443	21.255696	-8.41%	4,627
2010	21.635967	23.207443	7.26%	4,682
2009*	10.000000	21.635967	23.42%	3,315

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.478339	25.626099	0.58%	1,599
2013	23.361117	25.478339	9.06%	677
2012	19.950532	23.361117	17.10%	301
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.536144	23.993590	6.47%	432
2013	17.572163	22.536144	28.25%	0
2012	15.678162	17.572163	12.08%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.024644	15.014462	7.06%	15,232
2013	10.856244	14.024644	29.19%	16,930
2012	8.880743	10.856244	22.24%	19,215
2011	9.668653	8.880743	-8.15%	22,011
2010	9.199859	9.668653	5.10%	27,792
2009	6.383581	9.199859	44.12%	34,348
2008	11.613943	6.383581	-45.04%	31,608
2007	8.612511	11.613943	34.85%	36,881
2006	7.996638	8.612511	7.70%	40,446
2005	7.197845	7.996638	11.10%	47,962
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.056562	7.615877	7.93%	9,215
2013	5.280623	7.056562	33.63%	8,889
2012	4.490449	5.280623	17.60%	12,873
2011	4.980700	4.490449	-9.84%	6,733
2010	4.056586	4.980700	22.78%	7,876
2009	2.619563	4.056586	54.86%	8,869
2008	4.737139	2.619563	-44.70%	9,441
2007	3.944077	4.737139	20.11%	9,104
2006	3.705791	3.944077	6.43%	8,847
2005	3.365706	3.705791	10.10%	9,617
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.507498	12.586081	-13.24%	25,140
2013	12.861711	14.507498	12.80%	24,924
2012	11.513892	12.861711	11.71%	28,483
2011	17.240704	11.513892	-33.22%	9,699
2010	13.972112	17.240704	23.39%	10,463
2009	7.905262	13.972112	76.74%	11,297
2008	16.766719	7.905262	-52.85%	14,401
2007	13.270466	16.766719	26.35%	15,354
2006	9.169173	13.270466	44.73%	15,162
2005	7.040734	9.169173	30.23%	19,072

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.489605	25.550631	13.61%	1,595
2013	17.222596	22.489605	30.58%	1,595
2012	14.496111	17.222596	18.81%	1,666
2011	14.375991	14.496111	0.84%	1,666
2010	11.798063	14.375991	21.85%	2,055
2009	9.434666	11.798063	25.05%	2,212
2008	14.311728	9.434666	-34.08%	3,082
2007	14.153990	14.311728	1.11%	10,693
2006	12.273075	14.153990	15.33%	11,493
2005	11.385394	12.273075	7.80%	22,528
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.453265	-5.47%	1,808
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.256165	13.016285	-8.70%	0
2013	10.228022	14.256165	39.38%	0
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.560123	16.924707	8.77%	2,505
2013	11.626455	15.560123	33.83%	2,629
2012	10.165434	11.626455	14.37%	4,081
2011	10.347324	10.165434	-1.76%	9,461
2010	9.426253	10.347324	9.77%	15,771
2009	7.799359	9.426253	20.86%	14,319
2008	11.749223	7.799359	-33.62%	12,660
2007	11.064604	11.749223	6.19%	13,723
2006*	10.000000	11.064604	10.65%	15,038
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.022071	14.994719	-0.18%	2,851
2013	11.924574	15.022071	25.98%	3,681
2012	10.421665	11.924574	14.42%	1,032
2011	10.749702	10.421665	-3.05%	0
2010*	10.000000	10.749702	7.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.111159	12.209204	9.88%	11,300
2013	8.676931	11.111159	28.05%	11,423
2012	7.710352	8.676931	12.54%	11,634
2011	7.866020	7.710352	-1.98%	12,106
2010	6.683205	7.866020	17.70%	13,197
2009	5.073150	6.683205	31.74%	9,739
2008	8.386001	5.073150	-39.50%	6,164
2007	7.107851	8.386001	17.98%	9,787
2006	6.782860	7.107851	4.79%	10,846
2005	6.452491	6.782860	5.12%	11,357

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.414865	22.792819	11.65%	30,047
2013	15.681451	20.414865	30.18%	34,758
2012	13.856715	15.681451	13.17%	40,564
2011	13.948645	13.856715	-0.66%	45,178
2010	12.455269	13.948645	11.99%	65,384
2009*	10.000000	12.455269	24.55%	1,955
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.167869	14.681544	3.63%	20,482
2013	11.643296	14.167869	21.68%	20,151
2012	10.194744	11.643296	14.21%	20,477
2011	10.233657	10.194744	-0.38%	37,213
2010	9.256045	10.233657	10.56%	42,561
2009	7.598753	9.256045	21.81%	25,037
2008	10.963349	7.598753	-30.69%	22,459
2007	10.465796	10.963349	4.75%	8,585
2006*	10.000000	10.465796	4.66%	3,403
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.371131	11.782059	3.61%	3,728
2013	11.825276	11.371131	-3.84%	4,288
2012	11.414478	11.825276	3.60%	5,568
2011	10.938320	11.414478	4.35%	8,151
2010	10.456028	10.938320	4.61%	10,285
2009	9.446067	10.456028	10.69%	2,083
2008	10.618787	9.446067	-11.04%	569
2007	10.447849	10.618787	1.64%	5,135
2006*	10.000000	10.447849	4.48%	1,628
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.449373	15.528434	0.51%	4,457
2013	12.167775	15.449373	26.97%	4,477
2012	10.098071	12.167775	20.50%	4,663
2011	11.281017	10.098071	-10.49%	4,804
2010	10.269056	11.281017	9.85%	6,737
2009	7.347487	10.269056	39.76%	7,366
2008	12.131768	7.347487	-39.44%	5,583
2007	10.748441	12.131768	12.87%	5,547
2006*	10.000000	10.748441	7.48%	1,293
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.922005	14.849473	6.66%	8,382
2013	10.882845	13.922005	27.93%	8,520
2012	9.392119	10.882845	15.87%	8,315
2011	9.983628	9.392119	-5.92%	8,496
2010	8.558038	9.983628	16.66%	13,512
2009	6.247751	8.558038	36.98%	10,421
2008	11.347156	6.247751	-44.94%	5,467
2007	10.274872	11.347156	10.44%	8,379
2006*	10.000000	10.274872	2.75%	1,641

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.392386	13.482238	8.79%	11,850
2013	9.442516	12.392386	31.24%	12,293
2012	8.172677	9.442516	15.54%	11,852
2011	8.469447	8.172677	-3.50%	8,483
2010	7.732300	8.469447	9.53%	8,262
2009	5.994429	7.732300	28.99%	2,374
2008	9.806149	5.994429	-38.87%	1,524
2007*	10.000000	9.806149	-1.94%	29
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.034732	21.290775	1.22%	7,817
2013	19.904116	21.034732	5.68%	3,674
2012	17.604300	19.904116	13.06%	3,717
2011	17.179754	17.604300	2.47%	3,851
2010	15.382474	17.179754	11.68%	5,065
2009	10.674743	15.382474	44.10%	11,426
2008	15.019226	10.674743	-28.93%	14,721
2007	14.755589	15.019226	1.79%	7,326
2006	13.516216	14.755589	9.17%	17,250
2005	13.375356	13.516216	1.05%	18,748
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.324947	19.744965	7.75%	7,511
2013	13.687848	18.324947	33.88%	8,852
2012	11.706913	13.687848	16.92%	8,440
2011	12.143143	11.706913	-3.59%	10,518
2010	10.626864	12.143143	14.27%	12,596
2009	8.375673	10.626864	26.88%	9,229
2008	13.468234	8.375673	-37.81%	9,823
2007	13.955987	13.468234	-3.49%	17,388
2006	12.198971	13.955987	14.40%	15,908
2005	11.855672	12.198971	2.90%	15,727
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.648079	13.307515	5.21%	20,866
2013	8.910183	12.648079	41.95%	20,667
2012	7.719903	8.910183	15.42%	26,115
2011	8.849604	7.719903	-12.77%	28,490
2010	7.755653	8.849604	14.11%	34,058
2009	5.137150	7.755653	50.97%	28,393
2008*	10.000000	5.137150	-48.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.969381	15.249664	9.16%	965
2013	10.199373	13.969381	36.96%	1,404
2012	9.268273	10.199373	10.05%	1,404
2011	9.698486	9.268273	-4.44%	2,808
2010	7.951186	9.698486	21.98%	2,960
2009	6.124558	7.951186	29.82%	4,669
2008*	10.000000	6.124558	-38.75%	9,069

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.327993	12.690633	2.94%	0
2013	10.893639	12.327993	13.17%	544
2012	9.938199	10.893639	9.61%	0
2011	10.206099	9.938199	-2.62%	0
2010	9.365872	10.206099	8.97%	0
2009	7.919500	9.365872	18.26%	0
2008*	10.000000	7.919500	-20.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.515531	12.933092	3.34%	4,002
2013	10.458384	12.515531	19.67%	4,256
2012	9.324356	10.458384	12.16%	4,538
2011	9.784260	9.324356	-4.70%	4,878
2010	8.820316	9.784260	10.93%	4,216
2009	7.197326	8.820316	22.55%	0
2008*	10.000000	7.197326	-28.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.730417	11.964218	1.99%	7,583
2013	11.326218	11.730417	3.57%	8,013
2012	10.675245	11.326218	6.10%	4,134
2011	10.665062	10.675245	0.10%	4,313
2010	10.117462	10.665062	5.41%	4,503
2009	9.069797	10.117462	11.55%	4,684
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.825854	10.926615	0.93%	0
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.964383	10.931527	-0.30%	10,141
2013*	10.000000	10.964383	9.64%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.426087	12.825049	3.21%	0
2013	10.686963	12.426087	16.27%	0
2012	9.636061	10.686963	10.91%	13,686
2011	9.995903	9.636061	-3.60%	9,431
2010	9.093523	9.995903	9.92%	0
2009	7.555141	9.093523	20.36%	0
2008*	10.000000	7.555141	-24.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.463956	12.863113	3.20%	980
2013	10.161260	12.463956	22.66%	885
2012	8.984882	10.161260	13.09%	780
2011	9.549068	8.984882	-5.91%	1,067
2010	8.538248	9.549068	11.84%	1,253
2009	6.834262	8.538248	24.93%	3,316
2008*	10.000000	6.834262	-31.66%	5,802
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.177203	12.509532	2.73%	650
2013	11.091106	12.177203	9.79%	687
2012	10.211873	11.091106	8.61%	721
2011	10.374143	10.211873	-1.56%	756
2010	9.639911	10.374143	7.62%	796
2009	8.299494	9.639911	16.15%	0
2008*	10.000000	8.299494	-17.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.116550	12.563599	3.69%	995
2013	12.515375	12.116550	-3.19%	848
2012	11.768140	12.515375	6.35%	848
2011	11.185077	11.768140	5.21%	1,260
2010	10.585430	11.185077	5.66%	1,463
2009	9.858821	10.585430	7.37%	2,294
2008*	10.000000	9.858821	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.913677	13.368004	3.52%	1,470
2013	13.357432	12.913677	-3.32%	1,470
2012	12.634477	13.357432	5.72%	1,571
2011	12.070481	12.634477	4.67%	2,651
2010	11.311614	12.070481	6.71%	4,374
2009	9.842789	11.311614	14.92%	3,608
2008*	10.000000	9.842789	-1.57%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.786437	21.251769	-6.74%	5,350
2013	22.915695	22.786437	-0.56%	0
2012	19.807757	22.915695	15.69%	0
2011	25.852862	19.807757	-23.38%	0
2010	22.546141	25.852862	14.67%	0
2009	13.987189	22.546141	61.19%	0
2008	33.552578	13.987189	-58.31%	0
2007	23.352634	33.552578	43.68%	0
2006	17.305110	23.352634	34.95%	0
2005	13.218203	17.305110	30.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.187452	16.707026	3.21%	50,680
2013	17.093915	16.187452	-5.30%	63,745
2012	16.805888	17.093915	1.71%	78,755
2011	15.874902	16.805888	5.86%	81,097
2010	15.349977	15.874902	3.42%	109,228
2009	15.144983	15.349977	1.35%	135,724
2008	14.244815	15.144983	6.32%	150,655
2007	13.469262	14.244815	5.76%	116,630
2006	13.204965	13.469262	2.00%	139,871
2005	12.955598	13.204965	1.92%	139,919
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.992261	13.748426	-1.74%	5,050
2013	12.031039	13.992261	16.30%	2,089
2012	10.544124	12.031039	14.10%	2,099
2011	11.838799	10.544124	-10.94%	2,287
2010	10.587452	11.838799	11.82%	67
2009	8.269122	10.587452	28.04%	145
2008	15.531453	8.269122	-46.76%	235
2007	12.377189	15.531453	25.48%	235
2006	9.430813	12.377189	31.24%	1,869
2005	7.337885	9.430813	28.52%	2,155
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.629783	9.842403	-7.41%	0
2013	8.899785	10.629783	19.44%	0
2012	7.628054	8.899785	16.67%	0
2011	8.867807	7.628054	-13.98%	59
2010	8.365616	8.867807	6.00%	73
2009	6.590334	8.365616	26.94%	73
2008	11.733135	6.590334	-43.83%	73
2007	10.868126	11.733135	7.96%	130
2006*	10.000000	10.868126	8.68%	3,923

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.689197	19.365849	3.62%	7,897
2013	14.880689	18.689197	25.59%	8,064
2012	13.008386	14.880689	14.39%	14,522
2011	13.718712	13.008386	-5.18%	17,018
2010	12.125482	13.718712	13.14%	16,525
2009	9.657744	12.125482	25.55%	17,290
2008	15.493447	9.657744	-37.67%	14,042
2007	14.815857	15.493447	4.57%	16,912
2006	12.843911	14.815857	15.35%	16,300
2005	12.056354	12.843911	6.53%	15,334
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.051921	15.537445	3.23%	516
2013	13.445256	15.051921	11.95%	0
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	95
2010	11.539047	12.506867	8.39%	0
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.091735	17.748766	3.84%	2,765
2013	14.491720	17.091735	17.94%	2,765
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
2009*	10.000000	12.098401	20.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.824513	14.175624	2.54%	16,888
2013	13.361029	13.824513	3.47%	18,299
2012	12.871264	13.361029	3.81%	28,067
2011	12.669107	12.871264	1.60%	29,358
2010	12.121663	12.669107	4.52%	29,942
2009	11.258535	12.121663	7.67%	24,255
2008	12.137877	11.258535	-7.24%	22,443
2007	11.670602	12.137877	4.00%	20,539
2006	11.137379	11.670602	4.79%	33,273
2005	10.922479	11.137379	1.97%	29,134
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.707801	17.344999	3.81%	78,682
2013	14.514442	16.707801	15.11%	88,664
2012	13.271179	14.514442	9.37%	89,868
2011	13.451045	13.271179	-1.34%	96,620
2010	12.287158	13.451045	9.47%	122,779
2009	10.449446	12.287158	17.59%	126,630
2008	13.784623	10.449446	-24.19%	117,027
2007	13.219043	13.784623	4.28%	120,229
2006	12.027221	13.219043	9.91%	160,728
2005	11.567029	12.027221	3.98%	173,659
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.021349	18.668782	3.59%	18,933
2013	14.919941	18.021349	20.79%	23,100
2012	13.288387	14.919941	12.28%	29,933
2011	13.755584	13.288387	-3.40%	42,314
2010	12.351443	13.755584	11.37%	45,995
2009	10.060199	12.351443	22.78%	52,675
2008	14.856478	10.060199	-32.28%	42,850
2007	14.181041	14.856478	4.76%	60,325
2006	12.543415	14.181041	13.06%	64,870
2005	11.868786	12.543415	5.68%	68,849
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.509387	16.033270	3.38%	13,105
2013	14.221146	15.509387	9.06%	17,553
2012	13.336642	14.221146	6.63%	25,666
2011	13.238865	13.336642	0.74%	25,916
2010	12.360498	13.238865	7.11%	28,504
2009	10.931514	12.360498	13.07%	23,530
2008	13.036813	10.931514	-16.15%	40,598
2007	12.478314	13.036813	4.48%	91,062
2006	11.660102	12.478314	7.02%	115,333
2005	11.306072	11.660102	3.13%	114,980
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.203967	22.769969	7.39%	82,638
2013	15.715168	21.203967	34.93%	88,178
2012	13.415824	15.715168	17.14%	99,990
2011	13.902694	13.415824	-3.50%	121,255
2010	12.946450	13.902694	7.39%	180,637
2009*	10.000000	12.946450	29.46%	697
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.140998	1.41%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	40.441032	43.675478	8.00%	11,888
2013	30.796005	40.441032	31.32%	12,524
2012	26.561458	30.796005	15.94%	18,398
2011	27.613148	26.561458	-3.81%	18,988
2010	22.168141	27.613148	24.56%	21,207
2009	16.423543	22.168141	34.98%	21,037
2008	26.189909	16.423543	-37.29%	21,234
2007	24.671671	26.189909	6.15%	25,669
2006	22.746284	24.671671	8.46%	28,837
2005	20.557736	22.746284	10.65%	35,196
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.294573	11.147745	-1.30%	50,790
2013	11.443331	11.294573	-1.30%	83,930
2012	11.594459	11.443331	-1.30%	99,599
2011	11.746742	11.594459	-1.30%	135,568
2010	11.901442	11.746742	-1.30%	98,309
2009	12.053139	11.901442	-1.26%	134,225
2008	11.966147	12.053139	0.73%	231,684
2007	11.570104	11.966147	3.42%	243,366
2006	11.214049	11.570104	3.18%	214,149
2005	11.066094	11.214049	1.34%	88,558
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.400284	18.866403	2.53%	8,200
2013	18.854634	18.400284	-2.41%	9,271
2012	17.018800	18.854634	10.79%	12,345
2011	16.336106	17.018800	4.18%	15,112
2010	14.966630	16.336106	9.15%	26,357
2009	12.191449	14.966630	22.76%	23,865
2008	14.934416	12.191449	-18.37%	18,225
2007	14.463279	14.934416	3.26%	22,685
2006	13.977022	14.463279	3.48%	22,342
2005	13.858482	13.977022	0.86%	23,407
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.599336	18.172462	-2.30%	7,555
2013	15.527231	18.599336	19.79%	0
2012	13.571899	15.527231	14.41%	0
2011	15.163895	13.571899	-10.50%	0
2010	13.460527	15.163895	12.65%	0
2009*	10.000000	13.460527	34.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.026563	-9.73%	2,960

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.484981	14.698653	9.00%	4,629
2013	10.139854	13.484981	32.99%	5,836
2012	8.829654	10.139854	14.84%	6,323
2011	9.213458	8.829654	-4.17%	8,602
2010	8.081308	9.213458	14.01%	10,546
2009	6.309071	8.081308	28.09%	3,377
2008*	10.000000	6.309071	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.059861	16.427506	9.08%	1,023
2013	11.265723	15.059861	33.68%	1,029
2012	9.688842	11.265723	16.28%	1,030
2011	10.423944	9.688842	-7.05%	965
2010*	10.000000	10.423944	4.24%	2,169
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.626278	13.738665	8.81%	898
2013	9.474025	12.626278	33.27%	915
2012	8.163084	9.474025	16.06%	1,116
2011	8.806953	8.163084	-7.31%	1,588
2010	7.914167	8.806953	11.28%	3,847
2009	6.293303	7.914167	25.76%	7,132
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.372720	14.758263	2.68%	33,830
2013	10.480364	14.372720	37.14%	40,625
2012	9.241391	10.480364	13.41%	41,529
2011	9.776372	9.241391	-5.47%	45,859
2010	7.810388	9.776372	25.17%	57,641
2009	6.224956	7.810388	25.47%	64,533
2008*	10.000000	6.224956	-37.75%	2,250
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.101350	17.441873	15.50%	20,743
2013	11.276879	15.101350	33.91%	22,573
2012	9.820513	11.276879	14.83%	23,903
2011	10.186047	9.820513	-3.59%	28,704
2010	8.626530	10.186047	18.08%	38,069
2009	6.698993	8.626530	28.77%	45,031
2008*	10.000000	6.698993	-33.01%	4,288

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.916969	22.240245	1.48%	3,746
2013	15.389494	21.916969	42.42%	4,371
2012	13.745569	15.389494	11.96%	4,883
2011	14.017124	13.745569	-1.94%	5,545
2010	11.320708	14.017124	23.82%	8,619
2009	8.998682	11.320708	25.80%	8,510
2008	17.016399	8.998682	-47.12%	8,368
2007	15.709991	17.016399	8.32%	9,784
2006	15.421797	15.709991	1.87%	15,462
2005	14.454824	15.421797	6.69%	18,558
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	49.500513	52.287792	5.63%	4,254
2013	35.720804	49.500513	38.58%	5,392
2012	30.048777	35.720804	18.88%	6,531
2011	32.069864	30.048777	-6.30%	6,633
2010	25.664079	32.069864	24.96%	10,214
2009	20.601414	25.664079	24.57%	11,644
2008	30.764759	20.601414	-33.04%	12,462
2007	33.480497	30.764759	-8.11%	14,552
2006	28.919087	33.480497	15.77%	18,511
2005	28.425391	28.919087	1.74%	21,444
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	41.310578	41.105889	-0.50%	13,546
2013	29.703615	41.310578	39.08%	14,883
2012	26.056338	29.703615	14.00%	16,029
2011	27.952739	26.056338	-6.78%	17,292
2010	22.598710	27.952739	23.69%	19,858
2009	16.997792	22.598710	32.95%	18,713
2008	27.862455	16.997792	-38.99%	16,668
2007	27.642106	27.862455	0.80%	23,619
2006	24.996065	27.642106	10.59%	25,387
2005	22.547136	24.996065	10.86%	39,248
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	17.447950	19.313128	10.69%	11,110
2013	13.483928	17.447950	29.40%	13,211
2012	11.961658	13.483928	12.73%	19,985
2011	12.055137	11.961658	-0.78%	24,283
2010	10.765841	12.055137	11.98%	26,713
2009	8.650226	10.765841	24.46%	27,717
2008	14.995969	8.650226	-42.32%	31,853
2007	14.045448	14.995969	6.77%	33,836
2006	12.523258	14.045448	12.15%	48,091
2005	11.808950	12.523258	6.05%	48,688

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.347081	14.434619	27.21%	15,095
2013	11.156789	11.347081	1.71%	19,811
2012	9.762846	11.156789	14.28%	20,758
2011	9.287398	9.762846	5.12%	23,896
2010	7.228034	9.287398	28.49%	30,522
2009	5.597338	7.228034	29.13%	37,473
2008*	10.000000	5.597338	-44.03%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.698844	13.056769	11.61%	0
2013*	10.000000	11.698844	16.99%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.632633	10.546244	-0.81%	2,385
2013	10.761332	10.632633	-1.20%	4,378
2012	10.532312	10.761332	2.17%	2,998
2011	10.533921	10.532312	-0.02%	3,064
2010	10.420495	10.533921	1.09%	3,464
2009	9.856957	10.420495	5.72%	4,104
2008*	10.000000	9.856957	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.397851	14.866112	-9.34%	6,118
2013	13.833939	16.397851	18.53%	6,359
2012	11.723024	13.833939	18.01%	6,359
2011	13.562540	11.723024	-13.56%	8,277
2010	12.921098	13.562540	4.96%	8,681
2009*	10.000000	12.921098	29.21%	6,638
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.689776	10.615156	-0.70%	2,724
2013	10.764190	10.689776	-0.69%	3,098
2012	10.426179	10.764190	3.24%	3,153
2011	10.532710	10.426179	-1.01%	3,565
2010	10.135756	10.532710	3.92%	7,832
2009	9.061609	10.135756	11.85%	10,274
2008	10.605123	9.061609	-14.55%	12,760
2007	10.256191	10.605123	3.40%	11,800
2006	9.971898	10.256191	2.85%	11,340
2005	9.959135	9.971898	0.13%	6,492

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.455639	12.720393	2.13%	198
2013	8.653368	12.455639	43.94%	260
2012	8.056887	8.653368	7.40%	271
2011	8.250275	8.056887	-2.34%	281
2010	6.988376	8.250275	18.06%	354
2009	5.767972	6.988376	21.16%	0
2008	9.655389	5.767972	-40.26%	0
2007	9.733157	9.655389	-0.80%	0
2006*	10.000000	9.733157	-2.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.981257	20.679506	8.95%	2,033
2013	13.975804	18.981257	35.82%	2,103
2012	12.759393	13.975804	9.53%	2,174
2011	13.337975	12.759393	-4.34%	1,915
2010	10.999572	13.337975	21.26%	1,971
2009	8.479606	10.999572	29.72%	1,098
2008	14.187383	8.479606	-40.23%	1,098
2007	13.358247	14.187383	6.21%	6,343
2006	11.902710	13.358247	12.23%	5,341
2005	11.285193	11.902710	5.47%	1,993
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.646709	24.657418	13.91%	0
2013	16.904418	21.646709	28.05%	0
2012	15.008541	16.904418	12.63%	0
2011	15.382586	15.008541	-2.43%	0
2010	14.243730	15.382586	8.00%	0
2009	9.985816	14.243730	42.64%	38,365
2008	18.570724	9.985816	-46.23%	39,330
2007	16.484240	18.570724	12.66%	51,291
2006	15.471084	16.484240	6.55%	71,669
2005	14.913859	15.471084	3.74%	105,921
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.955792	22.923800	4.41%	7,983
2013	16.358392	21.955792	34.22%	9,067
2012	14.233377	16.358392	14.93%	10,857
2011	14.264164	14.233377	-0.22%	11,211
2010	11.337902	14.264164	25.81%	14,605
2009	8.662587	11.337902	30.88%	13,914
2008	17.232342	8.662587	-49.73%	15,164
2007	16.420733	17.232342	4.94%	12,968
2006	16.158843	16.420733	1.62%	13,791
2005	14.574407	16.158843	10.87%	25,244

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.393482	18.570503	0.96%	23,801
2013	14.638367	18.393482	25.65%	6,395
2012	12.230733	14.638367	19.69%	9,411
2011	13.511686	12.230733	-9.48%	9,533
2010	11.804875	13.511686	14.46%	29,010
2009	8.557055	11.804875	37.95%	38,305
2008	14.495447	8.557055	-40.97%	33,971
2007	13.814456	14.495447	4.93%	28,409
2006	11.891977	13.814456	16.17%	30,115
2005	10.540076	11.891977	12.83%	49,052
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.010249	10.160577	1.50%	1,839
2013	10.155553	10.010249	-1.43%	1,859
2012*	10.000000	10.155553	1.56%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.034020	-9.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.142898	22.008992	9.26%	20,744
2013	15.487256	20.142898	30.06%	23,529
2012	13.426463	15.487256	15.35%	28,131
2011	13.604887	13.426463	-1.31%	34,435
2010	11.871691	13.604887	14.60%	41,493
2009	9.376011	11.871691	26.62%	44,892
2008	15.439159	9.376011	-39.27%	49,186
2007	14.980884	15.439159	3.06%	61,393
2006	13.195056	14.980884	13.53%	78,630
2005	12.614486	13.195056	4.60%	100,094
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.448253	17.066987	10.48%	165
2013	11.099180	15.448253	39.18%	165
2012	9.531296	11.099180	16.45%	165
2011	9.875060	9.531296	-3.48%	165
2010	8.107393	9.875060	21.80%	165
2009	5.987212	8.107393	35.41%	261
2008	9.757357	5.987212	-38.64%	2,705
2007	10.007657	9.757357	-2.50%	3,102
2006*	10.000000	10.007657	0.08%	1,648
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.497838	10.408498	-0.85%	12,635
2013	10.624494	10.497838	-1.19%	1,084
2012*	10.000000	10.624494	6.24%	1,328
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.700922	-2.99%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.027758	11.907130	-1.00%	2,889
2013	13.042689	12.027758	-7.78%	11,728
2012	12.557857	13.042689	3.86%	11,728
2011	11.735153	12.557857	7.01%	11,760
2010	10.870871	11.735153	7.95%	12,108
2009*	10.000000	10.870871	8.71%	50
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.648781	11.583367	-0.56%	2,115
2013	11.829684	11.648781	-1.53%	10,062
2012	11.334165	11.829684	4.37%	19,029
2011	11.368465	11.334165	-0.30%	16,242
2010	10.950340	11.368465	3.82%	16,193
2009*	10.000000	10.950340	9.50%	16,014
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.415731	13.650653	1.75%	0
2013	14.972496	13.415731	-10.40%	0
2012	13.949036	14.972496	7.34%	0
2011	12.655520	13.949036	10.22%	0
2010	11.860177	12.655520	6.71%	0
2009	10.153568	11.860177	16.81%	0
2008	11.064532	10.153568	-8.23%	0
2007	10.132387	11.064532	9.20%	0
2006*	10.000000	10.132387	1.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.805070	15.236698	2.92%	0
2013	15.299257	14.805070	-3.23%	0
2012	14.143480	15.299257	8.17%	0
2011	13.830702	14.143480	2.26%	0
2010	12.961276	13.830702	6.71%	0
2009	11.516424	12.961276	12.55%	0
2008	11.139136	11.516424	3.39%	0
2007	10.379205	11.139136	7.32%	0
2006*	10.000000	10.379205	3.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.452058	10.746116	2.81%	1,902
2013	10.811694	10.452058	-3.33%	3,020
2012	10.004024	10.811694	8.07%	1,332
2011*	10.000000	10.004024	0.04%	597

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.919215	13.246627	-4.83%	0
2013	11.656263	13.919215	19.41%	0
2012	10.975482	11.656263	6.20%	0
2011	12.650700	10.975482	-13.24%	0
2010	9.862318	12.650700	28.27%	0
2009	6.322436	9.862318	55.99%	0
2008	11.291953	6.322436	-44.01%	0
2007	11.003808	11.291953	2.62%	0
2006*	10.000000	11.003808	10.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.066684	28.580474	29.52%	713
2013	14.854028	22.066684	48.56%	638
2012	11.488675	14.854028	29.29%	483
2011	10.544560	11.488675	8.95%	483
2010*	10.000000	10.544560	5.45%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.177871	12.963713	6.45%	657
2013	12.377498	12.177871	-1.61%	690
2012	11.459146	12.377498	8.01%	725
2011	10.989038	11.459146	4.28%	0
2010	10.391310	10.989038	5.75%	4,808
2009	9.602059	10.391310	8.22%	398
2008	10.834137	9.602059	-11.37%	3,507
2007	10.409923	10.834137	4.08%	3,846
2006*	10.000000	10.409923	4.10%	2,805
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	42.364681	43.038039	1.59%	1,578
2013	47.038503	42.364681	-9.94%	1,648
2012	40.402661	47.038503	16.42%	1,972
2011	38.243765	40.402661	5.65%	2,282
2010	35.306707	38.243765	8.32%	2,365
2009	27.472344	35.306707	28.52%	1,072
2008	32.737222	27.472344	-16.08%	500
2007	31.136832	32.737222	5.14%	401
2006	28.469072	31.136832	9.37%	649
2005	25.695091	28.469072	10.80%	909

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.529078	16.665713	0.83%	0
2013	14.443509	16.529078	14.44%	0
2012	12.854527	14.443509	12.36%	0
2011	13.520910	12.854527	-4.93%	0
2010	12.962191	13.520910	4.31%	0
2009	9.909413	12.962191	30.81%	0
2008	18.131384	9.909413	-45.35%	0
2007	16.032327	18.131384	13.09%	0
2006	12.980403	16.032327	23.51%	0
2005	11.840306	12.980403	9.63%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	55.819633	54.865338	-1.71%	1,679
2013	50.486228	55.819633	10.56%	1,915
2012	39.406309	50.486228	28.12%	2,636
2011	53.762017	39.406309	-26.70%	2,620
2010	42.943373	53.762017	25.19%	2,630
2009	20.409502	42.943373	110.41%	2,639
2008	58.713950	20.409502	-65.24%	1,635
2007	43.230067	58.713950	35.82%	1,726
2006	31.398017	43.230067	37.68%	1,919
2005	24.099223	31.398017	30.29%	2,434
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	52.711778	42.087077	-20.16%	1,182
2013	48.316428	52.711778	9.10%	1,185
2012	47.351010	48.316428	2.04%	1,189
2011	57.419739	47.351010	-17.54%	123
2010	45.015030	57.419739	27.56%	123
2009	28.951032	45.015030	55.49%	123
2008	54.446893	28.951032	-46.83%	123
2007	37.953355	54.446893	43.46%	0
2006	30.886919	37.953355	22.88%	0
2005	20.631596	30.886919	49.71%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.494193	8.353783	-20.40%	633
2013	9.639938	10.494193	8.86%	1,755
2012*	10.000000	9.639938	-3.60%	923

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	16.458213	17.901088	8.77%	8,380
2013	12.450615	16.458213	32.19%	15,131
2012	10.848886	12.450615	14.76%	15,720
2011	11.796908	10.848886	-8.04%	17,680
2010	10.638886	11.796908	10.88%	23,153
2009	8.483303	10.638886	25.41%	20,812
2008	13.833494	8.483303	-38.68%	24,349
2007	12.747998	13.833494	8.52%	2,087
2006	11.361124	12.747998	12.21%	5,401
2005	10.584568	11.361124	7.34%	5,393
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.342431	23.574819	-3.15%	386
2013	16.416717	24.342431	48.28%	386
2012	15.419739	16.416717	6.47%	477
2011	16.375138	15.419739	-5.83%	701
2010	13.086941	16.375138	25.13%	1,723
2009*	10.000000	13.086941	30.87%	2,765

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.208713	11.522572	2.80%	853
2013	10.150789	11.208713	10.42%	0
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.581719	16.746501	7.48%	4,120
2013	11.475886	15.581719	35.78%	7,666
2012	9.819678	11.475886	16.87%	6,235
2011	10.893002	9.819678	-9.85%	6,344
2010	8.722650	10.893002	24.88%	8,284
2009	6.198064	8.722650	40.73%	2,579
2008*	10.000000	6.198064	-38.02%	9,142
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.366657	13.621321	1.91%	8,031
2013	14.804972	13.366657	-9.72%	10,592
2012	13.975831	14.804972	5.93%	20,361
2011	12.677558	13.975831	10.24%	22,783
2010	12.225190	12.677558	3.70%	20,927
2009	11.243940	12.225190	8.73%	34,721
2008	11.581808	11.243940	-2.92%	32,587
2007	10.723102	11.581808	8.01%	21,820
2006	10.699603	10.723102	0.22%	27,094
2005	10.678747	10.699603	0.20%	29,745
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.162123	22.376880	10.98%	28,673
2013	15.047642	20.162123	33.99%	30,528
2012	13.293928	15.047642	13.19%	42,775
2011	13.068760	13.293928	1.72%	50,117
2010	11.605666	13.068760	12.61%	49,365
2009	9.961739	11.605666	16.50%	58,620
2008	15.437641	9.961739	-35.47%	57,920
2007	15.660629	15.437641	-1.42%	59,832
2006	13.557656	15.660629	15.51%	61,112
2005	13.134404	13.557656	3.22%	67,574
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	19.738758	18.399963	-6.78%	0
2013	16.345603	19.738758	20.76%	0
2012	13.675763	16.345603	19.52%	0
2011	15.760559	13.675763	-13.23%	0
2010	14.101544	15.760559	11.76%	0
2009*	10.000000	14.101544	31.96%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.300391	19.869759	14.85%	9,085
2013	13.478073	17.300391	28.36%	7,095
2012	11.745193	13.478073	14.75%	7,488
2011	11.988741	11.745193	-2.03%	8,943
2010	10.190630	11.988741	17.64%	7,734
2009	7.949586	10.190630	28.19%	6,730
2008	10.652040	7.949586	-25.37%	9,374
2007	11.053441	10.652040	-3.63%	7,964
2006*	10.000000	11.053441	10.53%	2,384
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	28.086530	31.331528	11.55%	0
2013	21.613509	28.086530	29.95%	0
2012	19.122698	21.613509	13.03%	0
2011	19.189175	19.122698	-0.35%	0
2010	17.149628	19.189175	11.89%	0
2009	14.503440	17.149628	18.25%	100,493
2008	20.078494	14.503440	-27.77%	110,707
2007	21.457342	20.078494	-6.43%	103,087
2006	18.330797	21.457342	17.06%	119,826
2005	17.690426	18.330797	3.62%	121,723
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.209523	15.294106	0.56%	9,543
2013	13.475079	15.209523	12.87%	9,091
2012	12.421855	13.475079	8.48%	9,410
2011	13.067152	12.421855	-4.94%	6,437
2010	12.067934	13.067152	8.28%	4,115
2009*	10.000000	12.067934	20.68%	1,184
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.230454	12.743222	4.19%	0
2013*	10.000000	12.230454	22.30%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.885861	8.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.862879	24.746371	3.70%	7,118
2013	17.190298	23.862879	38.82%	8,520
2012	15.056008	17.190298	14.18%	8,075
2011	15.176213	15.056008	-0.79%	9,522
2010	12.226094	15.176213	24.13%	11,587
2009	9.912640	12.226094	23.34%	14,438
2008	14.544896	9.912640	-31.85%	15,728
2007	14.842255	14.544896	-2.00%	12,804
2006	13.149784	14.842255	12.87%	15,094
2005	12.430106	13.149784	5.79%	12,245

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.551165	18.524250	11.92%	14,492
2013	12.488505	16.551165	32.53%	12,465
2012	11.305934	12.488505	10.46%	14,005
2011	11.357968	11.305934	-0.46%	15,919
2010	10.027613	11.357968	13.27%	20,980
2009	7.599551	10.027613	31.95%	29,297
2008	11.747891	7.599551	-35.31%	29,191
2007	11.049299	11.747891	6.32%	33,503
2006	10.256425	11.049299	7.73%	35,744
2005	10.033608	10.256425	2.22%	34,932
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.446442	21.759255	11.89%	81,764
2013	14.930538	19.446442	30.25%	90,922
2012	13.077254	14.930538	14.17%	109,404
2011	13.011532	13.077254	0.51%	131,619
2010	11.485265	13.011532	13.29%	168,519
2009	9.215577	11.485265	24.63%	186,610
2008	14.861839	9.215577	-37.99%	227,520
2007	14.314078	14.861839	3.83%	159,710
2006	12.562472	14.314078	13.94%	170,025
2005	12.163248	12.562472	3.28%	186,294
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.324933	21.672969	6.63%	18,492
2013	17.012719	20.324933	19.47%	19,325
2012	15.617148	17.012719	8.94%	21,610
2011	14.521692	15.617148	7.54%	20,047
2010	12.765013	14.521692	13.76%	19,761
2009	10.557930	12.765013	20.90%	22,659
2008	15.192008	10.557930	-30.50%	21,425
2007	14.375687	15.192008	5.68%	23,749
2006	12.510464	14.375687	14.91%	27,098
2005	12.149293	12.510464	2.97%	41,225
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	16.962999	15.174376	-10.54%	0
2013	13.980418	16.962999	21.33%	0
2012	12.578919	13.980418	11.14%	0
2011	15.641514	12.578919	-19.58%	0
2010	15.179185	15.641514	3.05%	0
2009	11.748113	15.179185	29.21%	0
2008	19.000259	11.748113	-38.17%	0
2007	18.493548	19.000259	2.74%	0
2006	15.290597	18.493548	20.95%	0
2005	13.852221	15.290597	10.38%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	16.688563	16.725731	0.22%	0
2013	11.388066	16.688563	46.54%	0
2012	9.575238	11.388066	18.93%	0
2011	11.265927	9.575238	-15.01%	0
2010	8.707570	11.265927	29.38%	0
2009	7.003276	8.707570	24.34%	238
2008	11.375792	7.003276	-38.44%	513
2007	12.966398	11.375792	-12.27%	697
2006	12.665847	12.966398	2.37%	878
2005	12.134740	12.665847	4.38%	1,073
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.908563	-0.91%	23,099
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.462055	17.879734	2.39%	34,292
2013	17.519704	17.462055	-0.33%	46,346
2012	16.186390	17.519704	8.24%	52,154
2011	16.042727	16.186390	0.90%	71,635
2010	14.987624	16.042727	7.04%	82,839
2009	12.614835	14.987624	18.81%	86,814
2008	13.792665	12.614835	-8.54%	91,038
2007	13.268123	13.792665	3.95%	99,147
2006	12.912779	13.268123	2.75%	98,183
2005	12.921360	12.912779	-0.07%	113,155
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.746966	14.151227	2.94%	3,963
2013	12.289221	13.746966	11.86%	5,595
2012	11.154354	12.289221	10.17%	5,059
2011	11.338883	11.154354	-1.63%	3,963
2010	10.195394	11.338883	11.22%	3,205
2009	8.324343	10.195394	22.48%	3,205
2008	11.262606	8.324343	-26.09%	3,205
2007	10.508981	11.262606	7.17%	251
2006*	10.000000	10.508981	5.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.580533	14.022071	3.25%	3,336
2013	11.872166	13.580533	14.39%	839
2012	10.632757	11.872166	11.66%	271
2011	10.900559	10.632757	-2.46%	904
2010	9.648611	10.900559	12.98%	3,559
2009	7.595069	9.648611	27.04%	659
2008	11.442011	7.595069	-33.62%	210
2007	10.528964	11.442011	8.67%	557
2006*	10.000000	10.528964	5.29%	130

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.744581	14.218184	3.45%	0
2013	11.467459	13.744581	19.86%	581
2012	10.066257	11.467459	13.92%	0
2011	10.486471	10.066257	-4.01%	4,604
2010	9.163717	10.486471	14.43%	5,008
2009	7.069088	9.163717	29.63%	9,673
2008	11.572273	7.069088	-38.91%	0
2007	10.549111	11.572273	9.70%	0
2006*	10.000000	10.549111	5.49%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	29.448410	32.483697	10.31%	0
2013	22.761930	29.448410	29.38%	0
2012	19.838769	22.761930	14.73%	0
2011	20.654363	19.838769	-3.95%	0
2010	17.878120	20.654363	15.53%	0
2009	13.358484	17.878120	33.83%	132,923
2008	23.597432	13.358484	-43.39%	152,884
2007	20.357800	23.597432	15.91%	125,377
2006	18.492427	20.357800	10.09%	121,742
2005	16.041996	18.492427	15.28%	117,943
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.266121	10.555660	-13.94%	20,632
2013	10.015617	12.266121	22.47%	24,373
2012	9.694050	10.015617	3.32%	26,533
2011	10.365409	9.694050	-6.48%	27,301
2010	8.817909	10.365409	17.55%	28,493
2009	6.057053	8.817909	45.58%	28,732
2008	13.466625	6.057053	-55.02%	36,639
2007	9.373560	13.466625	43.67%	20,507
2006*	10.000000	9.373560	-6.26%	8,550
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.147463	22.665829	7.18%	50,145
2013	16.745892	21.147463	26.28%	64,396
2012	14.485799	16.745892	15.60%	73,892
2011	14.558594	14.485799	-0.50%	89,254
2010	12.822952	14.558594	13.54%	115,648
2009	9.996397	12.822952	28.28%	131,704
2008	17.686387	9.996397	-43.48%	141,418
2007	17.679134	17.686387	0.04%	131,880
2006	14.923707	17.679134	18.46%	141,682
2005	14.303761	14.923707	4.33%	142,193

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.421332	17.054417	10.59%	0
2013	11.345994	15.421332	35.92%	0
2012	9.627763	11.345994	17.85%	0
2011	9.551006	9.627763	0.80%	0
2010	7.829580	9.551006	21.99%	0
2009	5.446575	7.829580	43.75%	12,860
2008	12.286083	5.446575	-55.67%	14,208
2007	10.122583	12.286083	21.37%	12,852
2006	9.744182	10.122583	3.88%	12,069
2005	9.073103	9.744182	7.40%	10,761
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.976948	20.815277	9.69%	42,053
2013	14.123356	18.976948	34.37%	48,081
2012	12.499038	14.123356	13.00%	54,564
2011	12.651861	12.499038	-1.21%	66,247
2010	10.337912	12.651861	22.38%	80,057
2009	8.177572	10.337912	26.42%	86,859
2008	15.710359	8.177572	-47.95%	94,987
2007	12.553328	15.710359	25.15%	83,024
2006	11.922071	12.553328	5.29%	130,833
2005	11.435966	11.922071	4.25%	139,338
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.417672	16.370073	-0.29%	13,186
2013	15.719020	16.417672	4.44%	14,183
2012	13.953786	15.719020	12.65%	15,508
2011	13.609972	13.953786	2.53%	25,197
2010	12.124453	13.609972	12.25%	28,445
2009	8.548305	12.124453	41.83%	21,190
2008	11.563598	8.548305	-26.08%	21,855
2007	11.419344	11.563598	1.26%	33,219
2006	10.411407	11.419344	9.68%	44,739
2005	10.293759	10.411407	1.14%	70,618
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.701852	14.294645	4.33%	12,479
2013	14.156871	13.701852	-3.21%	13,474
2012	13.568328	14.156871	4.34%	17,838
2011	12.828733	13.568328	5.77%	19,684
2010	12.076844	12.828733	6.23%	21,243
2009	10.583295	12.076844	14.11%	26,750
2008	11.099433	10.583295	-4.65%	26,024
2007	10.797409	11.099433	2.80%	23,057
2006	10.493546	10.797409	2.90%	15,465
2005	10.419995	10.493546	0.71%	15,618

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.720897	16.469632	4.76%	12,793
2013	11.712215	15.720897	34.23%	16,521
2012	10.346673	11.712215	13.20%	25,463
2011	11.746913	10.346673	-11.92%	30,201
2010	9.251935	11.746913	26.97%	30,964
2009	6.698216	9.251935	38.13%	28,123
2008	11.224769	6.698216	-40.33%	22,779
2007	9.853242	11.224769	13.92%	20,015
2006*	10.000000	9.853242	-1.47%	10,476
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	20.006826	18.126006	-9.40%	880
2013	15.555301	20.006826	28.62%	917
2012	13.081522	15.555301	18.91%	922
2011	16.020275	13.081522	-18.34%	1,054
2010	14.372058	16.020275	11.47%	1,179
2009	11.522435	14.372058	24.73%	1,494
2008	20.807759	11.522435	-44.62%	1,580
2007	17.997284	20.807759	15.62%	2,700
2006	15.467025	17.997284	16.36%	3,038
2005	13.177961	15.467025	17.37%	3,052
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.300268	22.418957	5.25%	2,780
2013	16.552264	21.300268	28.68%	2,849
2012	13.201500	16.552264	25.38%	4,126
2011	14.680826	13.201500	-10.08%	6,613
2010	11.768316	14.680826	24.75%	6,538
2009	7.579168	11.768316	55.27%	8,131
2008	15.736301	7.579168	-51.84%	9,400
2007	15.106887	15.736301	4.17%	6,591
2006	13.178479	15.106887	14.63%	7,790
2005	13.025568	13.178479	1.17%	5,914
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.438455	12.620008	1.46%	4,762
2013	10.187087	12.438455	22.10%	3,442
2012	8.953922	10.187087	13.77%	269
2011	9.218340	8.953922	-2.87%	3,907
2010	8.475367	9.218340	8.77%	1,058
2009	6.595954	8.475367	28.49%	12,119
2008*	10.000000	6.595954	-34.04%	1,069

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.809675	15.284102	3.20%	26,654
2013	13.175492	14.809675	12.40%	17,844
2012	11.856123	13.175492	11.13%	22,628
2011	11.738165	11.856123	1.00%	18,135
2010	10.560423	11.738165	11.15%	21,918
2009	7.894728	10.560423	33.77%	40,977
2008	11.376790	7.894728	-30.61%	23,565
2007	11.115728	11.376790	2.35%	10,728
2006*	10.000000	11.115728	11.16%	6,766
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.517245	15.395158	-0.79%	4,579
2013	11.545575	15.517245	34.40%	6,032
2012	9.886094	11.545575	16.79%	7,402
2011	10.412660	9.886094	-5.06%	9,267
2010	8.231833	10.412660	26.49%	12,852
2009	6.460770	8.231833	27.41%	14,696
2008	9.777596	6.460770	-33.92%	11,243
2007	10.153798	9.777596	-3.71%	9,058
2006*	10.000000	10.153798	1.54%	2,507
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.343599	-6.56%	4,419
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.390705	17.046353	-12.09%	0
2013	15.944981	19.390705	21.61%	0
2012	13.629146	15.944981	16.99%	0
2011	15.426648	13.629146	-11.65%	0
2010	14.389319	15.426648	7.21%	0
2009	10.620386	14.389319	35.49%	0
2008	18.013780	10.620386	-41.04%	0
2007	15.771497	18.013780	14.22%	0
2006	13.136416	15.771497	20.06%	0
2005	12.052978	13.136416	8.99%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.655505	-13.44%	2,157
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.994111	-0.06%	34,435
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.449263	11.740326	2.54%	0
2013	10.219489	11.449263	12.03%	0
2012*	10.000000	10.219489	2.19%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.905190	10.226781	3.25%	0
2013*	10.000000	9.905190	-0.95%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.482202	11.894023	3.59%	0
2013	9.757529	11.482202	17.68%	0
2012	8.485310	9.757529	14.99%	0
2011	10.215975	8.485310	-16.94%	0
2010	8.951281	10.215975	14.13%	0
2009	7.578555	8.951281	18.11%	0
2008	12.468578	7.578555	-39.22%	0
2007	11.608696	12.468578	7.41%	0
2006*	10.000000	11.608696	16.09%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.042155	14.545055	11.52%	0
2013	10.129125	13.042155	28.76%	0
2012	8.867734	10.129125	14.22%	0
2011	9.395338	8.867734	-5.62%	0
2010	7.669714	9.395338	22.50%	0
2009	5.400494	7.669714	42.02%	0
2008	9.118956	5.400494	-40.78%	0
2007	10.320878	9.118956	-11.65%	0
2006*	10.000000	10.320878	3.21%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.993746	14.731217	5.27%	0
2013	12.407229	13.993746	12.79%	0
2012	11.102264	12.407229	11.75%	0
2011	11.180762	11.102264	-0.70%	0
2010	10.250996	11.180762	9.07%	0
2009	8.271398	10.250996	23.93%	0
2008	11.517362	8.271398	-28.18%	0
2007	11.010997	11.517362	4.60%	0
2006*	10.000000	11.010997	10.11%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.970220	15.892163	6.16%	0
2013	11.391585	14.970220	31.41%	0
2012	9.997819	11.391585	13.94%	0
2011	10.594846	9.997819	-5.64%	0
2010	9.209575	10.594846	15.04%	0
2009	7.018770	9.209575	31.21%	0
2008	11.555230	7.018770	-39.26%	0
2007	11.393429	11.555230	1.42%	0
2006*	10.000000	11.393429	13.93%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.900675	17.091614	1.13%	0
2013	15.954136	16.900675	5.93%	0
2012	14.079678	15.954136	13.31%	0
2011	14.277168	14.079678	-1.38%	0
2010	12.537717	14.277168	13.87%	0
2009	7.356950	12.537717	70.42%	0
2008	10.650762	7.356950	-30.93%	0
2007	10.577747	10.650762	0.69%	0
2006*	10.000000	10.577747	5.78%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.714737	19.179918	-2.71%	0
2013	14.609153	19.714737	34.95%	0
2012	12.392098	14.609153	17.89%	0
2011	13.168176	12.392098	-5.89%	0
2010	10.951541	13.168176	20.24%	0
2009	7.119358	10.951541	53.83%	0
2008	11.751183	7.119358	-39.42%	0
2007	10.805147	11.751183	8.76%	0
2006*	10.000000	10.805147	8.05%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.444373	17.366004	-0.45%	0
2013	13.263226	17.444373	31.52%	0
2012	11.479898	13.263226	15.53%	0
2011	12.579476	11.479898	-8.74%	0
2010	10.824826	12.579476	16.21%	0
2009	7.623979	10.824826	41.98%	0
2008	10.803640	7.623979	-29.43%	0
2007	10.752333	10.803640	0.48%	0
2006*	10.000000	10.752333	7.52%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.257255	15.302668	7.33%	0
2013	10.225369	14.257255	39.43%	0
2012	9.291945	10.225369	10.05%	0
2011	9.607057	9.291945	-3.28%	0
2010	7.485480	9.607057	28.34%	0
2009	5.612552	7.485480	33.37%	0
2008	10.780612	5.612552	-47.94%	0
2007	10.348974	10.780612	4.17%	0
2006*	10.000000	10.348974	3.49%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.272957	13.952084	13.68%	0
2013	9.698671	12.272957	26.54%	0
2012	8.880223	9.698671	9.22%	0
2011	9.408083	8.880223	-5.61%	0
2010	8.175667	9.408083	15.07%	0
2009	6.218075	8.175667	31.48%	0
2008	10.016465	6.218075	-37.92%	0
2007	10.823320	10.016465	-7.45%	0
2006*	10.000000	10.823320	8.23%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.273453	11.298122	-7.95%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.371316	16.783094	-3.39%	234
2013	13.348145	17.371316	30.14%	234
2012	11.034498	13.348145	20.97%	926
2011	11.288018	11.034498	-2.25%	911
2010*	10.000000	11.288018	12.88%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.355502	14.287142	6.98%	0
2013	9.660679	13.355502	38.25%	0
2012*	10.000000	9.660679	-3.39%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.297860	14.189934	6.71%	0
2013	9.642499	13.297860	37.91%	0
2012*	10.000000	9.642499	-3.58%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	18.555751	19.796430	6.69%	473
2013	14.552971	18.555751	27.50%	473
2012	12.954265	14.552971	12.34%	473
2011	13.139495	12.954265	-1.41%	473
2010	12.157498	13.139495	8.08%	473
2009	9.605665	12.157498	26.57%	951
2008	13.938670	9.605665	-31.09%	1,503
2007	13.069635	13.938670	6.65%	2,061
2006	11.351926	13.069635	15.13%	2,488
2005	10.926381	11.351926	3.89%	206
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.511868	13.458086	7.56%	219
2013	10.131593	12.511868	23.49%	219
2012	9.123205	10.131593	11.05%	219
2011*	10.000000	9.123205	-8.77%	219

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.397669	21.719149	18.05%	0
2013	13.269579	18.397669	38.65%	0
2012	11.126323	13.269579	19.26%	0
2011	10.849737	11.126323	2.55%	0
2010	10.445282	10.849737	3.87%	0
2009	8.293118	10.445282	25.95%	0
2008	11.777393	8.293118	-29.58%	0
2007	10.674020	11.777393	10.34%	0
2006*	10.000000	10.674020	6.74%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.523916	13.030470	13.07%	0
2013	11.373049	11.523916	1.33%	0
2012	8.998594	11.373049	26.39%	0
2011	9.756542	8.998594	-7.77%	0
2010	8.416033	9.756542	15.93%	0
2009	6.486273	8.416033	29.75%	0
2008	11.878721	6.486273	-45.40%	0
2007	12.748349	11.878721	-6.82%	0
2006*	10.000000	12.748349	27.48%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.839413	22.605740	-1.02%	0
2013	19.453172	22.839413	17.41%	0
2012	17.068799	19.453172	13.97%	0
2011	18.552670	17.068799	-8.00%	0
2010	16.662980	18.552670	11.34%	0
2009	12.489403	16.662980	33.42%	0
2008	21.235572	12.489403	-41.19%	0
2007	18.765492	21.235572	13.16%	0
2006	14.833478	18.765492	26.51%	0
2005	12.750019	14.833478	16.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.616435	12.965066	2.76%	120
2013	9.955345	12.616435	26.73%	121
2012*	10.000000	9.955345	-0.45%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.121647	13.940168	6.24%	231
2013	9.737053	13.121647	34.76%	370
2012*	10.000000	9.737053	-2.63%	370
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.674498	28.667098	-6.54%	7,592
2013	24.849103	30.674498	23.44%	8,269
2012	21.136731	24.849103	17.56%	7,616
2011	23.089227	21.136731	-8.46%	8,946
2010	21.536641	23.089227	7.21%	3,523
2009*	10.000000	21.536641	23.36%	4,079

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.310047	25.443931	0.53%	1,067
2013	23.218567	25.310047	9.01%	5,727
2012	19.838867	23.218567	17.04%	2,691
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.438337	23.877356	6.41%	0
2013	17.504752	22.438337	28.18%	525
2012	15.625954	17.504752	12.02%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.925952	14.901256	7.00%	56,654
2013	10.785306	13.925952	29.12%	63,122
2012	8.827190	10.785306	22.18%	74,017
2011	9.615212	8.827190	-8.20%	98,572
2010	9.153635	9.615212	5.04%	115,694
2009	6.354726	9.153635	44.04%	126,394
2008	11.567341	6.354726	-45.06%	130,290
2007	8.582315	11.567341	34.78%	102,105
2006	7.972641	8.582315	7.65%	85,349
2005	7.179879	7.972641	11.04%	90,798
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.006919	7.558459	7.87%	51,124
2013	5.246127	7.006919	33.56%	70,064
2012	4.463381	5.246127	17.54%	76,436
2011	4.953177	4.463381	-9.89%	16,262
2010	4.036206	4.953177	22.72%	18,519
2009	2.607720	4.036206	54.78%	23,456
2008	4.718130	2.607720	-44.73%	27,284
2007	3.930244	4.718130	20.05%	27,563
2006	3.694652	3.930244	6.38%	26,439
2005	3.357287	3.694652	10.05%	39,473
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.405470	12.491225	-13.29%	67,331
2013	12.777721	14.405470	12.74%	77,919
2012	11.444515	12.777721	11.65%	86,422
2011	17.145500	11.444515	-33.25%	25,814
2010	13.901995	17.145500	23.33%	31,133
2009	7.869575	13.901995	76.65%	33,718
2008	16.699513	7.869575	-52.88%	42,438
2007	13.224007	16.699513	26.28%	35,280
2006	9.141690	13.224007	44.66%	27,192
2005	7.023167	9.141690	30.16%	32,024

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.379755	25.412954	13.55%	3,215
2013	17.147153	22.379755	30.52%	1,839
2012	14.439939	17.147153	18.75%	678
2011	14.327528	14.439939	0.78%	1,027
2010	11.764239	14.327528	21.79%	1,562
2009	9.412391	11.764239	24.99%	1,836
2008	14.285188	9.412391	-34.11%	2,028
2007	14.134939	14.285188	1.06%	8,613
2006	12.262752	14.134939	15.27%	10,274
2005	11.381571	12.262752	7.74%	18,874
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.450062	-5.50%	971
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.244140	12.998711	-8.74%	56
2013	10.224572	14.244140	39.31%	917
2012*	10.000000	10.224572	2.25%	508
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.499830	16.850590	8.71%	13,746
2013	11.587269	15.499830	33.77%	15,372
2012	10.136310	11.587269	14.31%	23,747
2011	10.322888	10.136310	-1.81%	24,891
2010	9.408753	10.322888	9.72%	30,514
2009	7.788820	9.408753	20.80%	29,768
2008	11.739304	7.788820	-33.65%	23,394
2007	11.060891	11.739304	6.13%	28,819
2006*	10.000000	11.060891	10.61%	5,011
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.994200	14.959329	-0.23%	361
2013	11.908476	14.994200	25.91%	1,019
2012	10.412896	11.908476	14.36%	11
2011	10.746091	10.412896	-3.10%	0
2010*	10.000000	10.746091	7.46%	245
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.065270	12.152632	9.83%	1,246
2013	8.645469	11.065270	27.99%	1,447
2012	7.686291	8.645469	12.48%	1,536
2011	7.845440	7.686291	-2.03%	2,436
2010	6.669101	7.845440	17.64%	4,087
2009	5.065003	6.669101	31.67%	4,122
2008	8.376797	5.065003	-39.54%	20,591
2007	7.103661	8.376797	17.92%	21,244
2006	6.782293	7.103661	4.74%	28,456
2005	6.455208	6.782293	5.07%	22,756

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.366653	22.727478	11.59%	71,865
2013	15.652340	20.366653	30.12%	78,064
2012	13.838017	15.652340	13.11%	85,198
2011	13.936878	13.838017	-0.71%	99,866
2010	12.451066	13.936878	11.93%	126,109
2009*	10.000000	12.451066	24.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.112912	14.617188	3.57%	13,234
2013	11.604010	14.112912	21.62%	14,560
2012	10.165503	11.604010	14.15%	14,979
2011	10.209472	10.165503	-0.43%	22,023
2010	9.238844	10.209472	10.51%	21,050
2009	7.588470	9.238844	21.75%	24,489
2008	10.954073	7.588470	-30.72%	24,468
2007	10.462278	10.954073	4.70%	18,886
2006*	10.000000	10.462278	4.62%	8,326
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.327043	11.730420	3.56%	4,940
2013	11.785385	11.327043	-3.89%	7,790
2012	11.381759	11.785385	3.55%	10,428
2011	10.912484	11.381759	4.30%	15,428
2010	10.436622	10.912484	4.56%	17,306
2009	9.433308	10.436622	10.64%	15,080
2008	10.609831	9.433308	-11.09%	12,654
2007	10.444352	10.609831	1.58%	8,324
2006*	10.000000	10.444352	4.44%	4,311
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.389466	15.460382	0.46%	7,071
2013	12.126730	15.389466	26.91%	8,320
2012	10.069132	12.126730	20.43%	7,923
2011	11.254382	10.069132	-10.53%	11,502
2010	10.249994	11.254382	9.80%	12,318
2009	7.337562	10.249994	39.69%	13,295
2008	12.121527	7.337562	-39.47%	8,885
2007	10.744833	12.121527	12.81%	5,795
2006*	10.000000	10.744833	7.45%	1,724
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.867974	14.784351	6.61%	9,808
2013	10.846099	13.867974	27.86%	10,060
2012	9.365156	10.846099	15.81%	16,339
2011	9.960000	9.365156	-5.97%	19,526
2010	8.542120	9.960000	16.60%	23,363
2009	6.239296	8.542120	36.91%	20,959
2008	11.337557	6.239296	-44.97%	20,310
2007	10.271422	11.337557	10.38%	11,445
2006*	10.000000	10.271422	2.71%	11,742

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.350590	13.429965	8.74%	10,124
2013	9.415433	12.350590	31.17%	9,003
2012	8.153379	9.415433	15.48%	11,092
2011	8.453715	8.153379	-3.55%	12,337
2010	7.721847	8.453715	9.48%	8,096
2009	5.989361	7.721847	28.93%	8,148
2008	9.802828	5.989361	-38.90%	7,724
2007*	10.000000	9.802828	-1.97%	3,509
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.436953	20.675241	1.17%	11,815
2013	19.348266	20.436953	5.63%	6,942
2012	17.121352	19.348266	13.01%	8,859
2011	16.716897	17.121352	2.42%	11,676
2010	14.975621	16.716897	11.63%	13,420
2009	10.397663	14.975621	44.03%	14,113
2008	14.636808	10.397663	-28.96%	14,561
2007	14.387216	14.636808	1.73%	16,895
2006	13.185444	14.387216	9.11%	18,333
2005	13.054643	13.185444	1.00%	20,356
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.056492	19.445842	7.69%	7,084
2013	13.494159	18.056492	33.81%	8,840
2012	11.547116	13.494159	16.86%	9,739
2011	11.983456	11.547116	-3.64%	11,550
2010	10.492443	11.983456	14.21%	12,663
2009	8.273910	10.492443	26.81%	11,670
2008	13.311361	8.273910	-37.84%	19,955
2007	13.800459	13.311361	-3.54%	25,267
2006	12.069113	13.800459	14.35%	26,646
2005	11.735400	12.069113	2.84%	20,091
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.611803	13.262628	5.16%	30,004
2013	8.889130	12.611803	41.88%	36,873
2012	7.705574	8.889130	15.36%	39,608
2011	8.837654	7.705574	-12.81%	65,737
2010	7.749115	8.837654	14.05%	72,526
2009	5.135407	7.749115	50.90%	79,773
2008*	10.000000	5.135407	-48.65%	898
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.929269	15.198163	9.11%	6,715
2013	10.175248	13.929269	36.89%	6,845
2012	9.251044	10.175248	9.99%	3,289
2011	9.685356	9.251044	-4.48%	3,925
2010	7.944449	9.685356	21.91%	4,318
2009	6.122477	7.944449	29.76%	7,102
2008*	10.000000	6.122477	-38.78%	8,851

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.415957	12.799134	3.09%	4,228
2013	9.720625	12.415957	27.73%	4,228
2012	8.483576	9.720625	14.58%	4,228
2011	9.185337	8.483576	-7.64%	4,228
2010	8.099592	9.185337	13.40%	0
2009	6.355008	8.099592	27.45%	2,393
2008*	10.000000	6.355008	-36.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.292622	12.647807	2.89%	5,626
2013	10.867888	12.292622	13.11%	3,213
2012	9.919751	10.867888	9.56%	3,034
2011	10.192308	9.919751	-2.67%	5,420
2010	9.357952	10.192308	8.92%	26,486
2009	7.916818	9.357952	18.20%	21,893
2008*	10.000000	7.916818	-20.83%	4,749
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.479625	12.889463	3.28%	834
2013	10.433676	12.479625	19.61%	9,127
2012	9.307046	10.433676	12.11%	9,127
2011	9.771043	9.307046	-4.75%	9,127
2010	8.812871	9.771043	10.87%	12,930
2009	7.194892	8.812871	22.49%	8,745
2008*	10.000000	7.194892	-28.05%	8,574
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.696785	11.923875	1.94%	1,434
2013	11.299466	11.696785	3.52%	41,939
2012	10.655439	11.299466	6.04%	40,669
2011	10.650655	10.655439	0.04%	40,687
2010	10.108923	10.650655	5.36%	40,687
2009	9.066730	10.108923	11.49%	11,028
2008*	10.000000	9.066730	-9.33%	15,930
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.822186	10.917382	0.88%	0
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.960668	10.922285	-0.35%	0
2013*	10.000000	10.960668	9.61%	432

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.390488	12.781824	3.16%	32,142
2013	10.661747	12.390488	16.21%	22,750
2012	9.618214	10.661747	10.85%	29,581
2011	9.982416	9.618214	-3.65%	28,661
2010	9.085842	9.982416	9.87%	38,932
2009	7.552592	9.085842	20.30%	15,025
2008*	10.000000	7.552592	-24.47%	560
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.428198	12.819720	3.15%	6,033
2013	10.137244	12.428198	22.60%	7,028
2012	8.968194	10.137244	13.04%	12,033
2011	9.536164	8.968194	-5.96%	13,714
2010	8.531026	9.536164	11.78%	15,722
2009	6.831944	8.531026	24.87%	3
2008*	10.000000	6.831944	-31.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.142261	12.467336	2.68%	5,070
2013	11.064882	12.142261	9.74%	8,044
2012	10.192902	11.064882	8.55%	7,766
2011	10.360114	10.192902	-1.61%	1,176
2010	9.631751	10.360114	7.56%	1,176
2009	8.296674	9.631751	16.09%	466
2008*	10.000000	8.296674	-17.03%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.081801	12.521223	3.64%	2,311
2013	12.485812	12.081801	-3.24%	2,196
2012	11.746298	12.485812	6.30%	7,762
2011	11.169967	11.746298	5.16%	8,055
2010	10.576480	11.169967	5.61%	7,835
2009	9.855478	10.576480	7.32%	8,875
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.876674	13.322944	3.47%	1,178
2013	13.325910	12.876674	-3.37%	1,422
2012	12.611065	13.325910	5.67%	1,352
2011	12.054199	12.611065	4.62%	1,787
2010	11.302080	12.054199	6.65%	1,228
2009	9.839470	11.302080	14.86%	1,268
2008*	10.000000	9.839470	-1.61%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.633893	21.098791	-6.78%	8,115
2013	22.773826	22.633893	-0.61%	86
2012	19.695139	22.773826	15.63%	86
2011	25.718880	19.695139	-23.42%	141
2010	22.440645	25.718880	14.61%	141
2009	13.928802	22.440645	61.11%	141
2008	33.429532	13.928802	-58.33%	69
2007	23.278840	33.429532	43.60%	171
2006	17.259135	23.278840	34.88%	171
2005	13.189746	17.259135	30.85%	237
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.553483	16.044572	3.16%	64,376
2013	16.432766	15.553483	-5.35%	69,187
2012	16.164092	16.432766	1.66%	84,055
2011	15.276366	16.164092	5.81%	106,862
2010	14.778718	15.276366	3.37%	121,683
2009	14.588744	14.778718	1.30%	126,938
2008	13.728590	14.588744	6.27%	134,132
2007	12.987757	13.728590	5.70%	135,395
2006	12.739345	12.987757	1.95%	152,064
2005	12.505084	12.739345	1.87%	156,419
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.898650	13.649527	-1.79%	8,290
2013	11.956608	13.898650	16.24%	1,513
2012	10.484212	11.956608	14.04%	1,513
2011	11.777490	10.484212	-10.98%	1,513
2010	10.537955	11.777490	11.76%	530
2009	8.234631	10.537955	27.97%	530
2008	15.474531	8.234631	-46.79%	530
2007	12.338107	15.474531	25.42%	578
2006	9.405787	12.338107	31.18%	669
2005	7.322103	9.405787	28.46%	669
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.588556	9.799263	-7.45%	240
2013	8.869766	10.588556	19.38%	240
2012	7.606187	8.869766	16.61%	496
2011	8.846856	7.606187	-14.02%	11,837
2010	8.350063	8.846856	5.95%	240
2009	6.581420	8.350063	26.87%	0
2008	11.723228	6.581420	-43.86%	0
2007	10.864484	11.723228	7.90%	817
2006*	10.000000	10.864484	8.64%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.576531	19.239359	3.57%	35,862
2013	14.798477	18.576531	25.53%	39,912
2012	12.943096	14.798477	14.33%	48,098
2011	13.656755	12.943096	-5.23%	56,701
2010	12.076832	13.656755	13.08%	67,352
2009	9.623865	12.076832	25.49%	60,535
2008	15.446943	9.623865	-37.70%	60,415
2007	14.778924	15.446943	4.52%	55,568
2006	12.818377	14.778924	15.29%	47,064
2005	12.038453	12.818377	6.48%	40,678
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.016353	15.492881	3.17%	1,472
2013	13.420290	15.016353	11.89%	1,081
2012	12.437013	13.420290	7.91%	1,081
2011	12.496296	12.437013	-0.47%	0
2010	11.535143	12.496296	8.33%	0
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.051415	17.697939	3.79%	118
2013	14.464860	17.051415	17.88%	0
2012	13.063036	14.464860	10.73%	3,509
2011	13.366494	13.063036	-2.27%	3,509
2010	12.094311	13.366494	10.52%	3,605
2009*	10.000000	12.094311	20.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.741215	14.083076	2.49%	23,490
2013	13.287252	13.741215	3.42%	24,139
2012	12.806695	13.287252	3.75%	28,960
2011	12.611921	12.806695	1.54%	31,689
2010	12.073063	12.611921	4.46%	33,384
2009	11.219083	12.073063	7.61%	44,647
2008	12.101477	11.219083	-7.29%	47,062
2007	11.641531	12.101477	3.95%	73,807
2006	11.115251	11.641531	4.73%	62,092
2005	10.906285	11.115251	1.92%	75,131
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.607120	17.231749	3.76%	71,838
2013	14.434296	16.607120	15.05%	77,871
2012	13.204604	14.434296	9.31%	96,508
2011	13.390343	13.204604	-1.39%	148,264
2010	12.237903	13.390343	9.42%	184,492
2009	10.412824	12.237903	17.53%	206,220
2008	13.743287	10.412824	-24.23%	171,047
2007	13.186120	13.743287	4.23%	181,244
2006	12.003325	13.186120	9.85%	209,755
2005	11.549873	12.003325	3.93%	208,192
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.912742	18.546877	3.54%	57,047
2013	14.837537	17.912742	20.73%	63,830
2012	13.221717	14.837537	12.22%	68,882
2011	13.693488	13.221717	-3.45%	83,411
2010	12.301916	13.693488	11.31%	102,568
2009	10.024929	12.301916	22.71%	93,831
2008	14.811897	10.024929	-32.32%	97,386
2007	14.145692	14.811897	4.71%	107,216
2006	12.518467	14.145692	13.00%	102,045
2005	11.851157	12.518467	5.63%	124,924
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.415864	15.928511	3.33%	28,867
2013	14.142558	15.415864	9.00%	34,210
2012	13.269686	14.142558	6.58%	34,668
2011	13.179063	13.269686	0.69%	36,415
2010	12.310900	13.179063	7.05%	38,415
2009	10.893172	12.310900	13.01%	41,680
2008	12.997689	10.893172	-16.19%	52,879
2007	12.447195	12.997689	4.42%	56,896
2006	11.636906	12.447195	6.96%	61,133
2005	11.289284	11.636906	3.08%	51,535
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.153880	22.704674	7.33%	115,012
2013	15.685978	21.153880	34.86%	130,473
2012	13.397708	15.685978	17.08%	158,726
2011	13.890956	13.397708	-3.55%	207,107
2010	12.942074	13.890956	7.33%	262,974
2009*	10.000000	12.942074	29.42%	586
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.138604	1.39%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	40.110083	43.296103	7.94%	17,058
2013	30.559456	40.110083	31.25%	19,155
2012	26.370825	30.559456	15.88%	21,965
2011	27.428840	26.370825	-3.86%	31,924
2010	22.031318	27.428840	24.50%	40,401
2009	16.330450	22.031318	34.91%	46,124
2008	26.054702	16.330450	-37.32%	52,333
2007	24.556798	26.054702	6.10%	49,696
2006	22.651820	24.556798	8.41%	54,639
2005	20.482702	22.651820	10.59%	55,519
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.172134	11.021309	-1.35%	97,457
2013	11.325016	11.172134	-1.35%	89,268
2012	11.480419	11.325016	-1.35%	144,820
2011	11.637084	11.480419	-1.35%	186,912
2010	11.796315	11.637084	-1.35%	153,327
2009	11.952729	11.796315	-1.31%	214,862
2008	11.872477	11.952729	0.68%	283,255
2007	11.485385	11.872477	3.37%	171,907
2006	11.137564	11.485385	3.12%	168,412
2005	10.996174	11.137564	1.29%	210,310
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.855870	18.298919	2.48%	10,157
2013	18.306060	17.855870	-2.46%	11,138
2012	16.532028	18.306060	10.73%	14,444
2011	15.876876	16.532028	4.13%	17,605
2010	14.553266	15.876876	9.09%	19,474
2009	11.860742	14.553266	22.70%	23,335
2008	14.536664	11.860742	-18.41%	26,078
2007	14.085245	14.536664	3.20%	26,039
2006	13.618583	14.085245	3.43%	25,796
2005	13.509902	13.618583	0.80%	30,153
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.555448	18.120401	-2.34%	15,804
2013	15.498432	18.555448	19.72%	0
2012	13.553599	15.498432	14.35%	0
2011	15.151118	13.553599	-10.54%	0
2010	13.455985	15.151118	12.60%	0
2009*	10.000000	13.455985	34.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.023426	-9.77%	3,633

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.446306	14.649078	8.94%	10,705
2013	10.115899	13.446306	32.92%	17,820
2012	8.813259	10.115899	14.78%	13,260
2011	9.201018	8.813259	-4.21%	17,672
2010	8.074482	9.201018	13.95%	19,519
2009	6.306937	8.074482	28.03%	13,862
2008*	10.000000	6.306937	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.031873	16.388658	9.03%	2,867
2013	11.250478	15.031873	33.61%	1,743
2012	9.680650	11.250478	16.22%	3,109
2011	10.420399	9.680650	-7.10%	3,983
2010*	10.000000	10.420399	4.20%	4,033
2010*	10.000000	10.420399	4.20%	4,033
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.590098	13.692361	8.75%	353
2013	9.451663	12.590098	33.21%	365
2012	8.147953	9.451663	16.00%	1,786
2011	8.795065	8.147953	-7.36%	2,066
2010	7.907475	8.795065	11.22%	2,151
2009	6.291166	7.907475	25.69%	2,126
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.331504	14.708476	2.63%	49,677
2013	10.455602	14.331504	37.07%	59,698
2012	9.224248	10.455602	13.35%	66,875
2011	9.763175	9.224248	-5.52%	90,820
2010	7.803801	9.763175	25.11%	100,390
2009	6.222846	7.803801	25.41%	116,727
2008*	10.000000	6.222846	-37.77%	3,158
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.058030	17.383024	15.44%	35,151
2013	11.250215	15.058030	33.85%	42,842
2012	9.802270	11.250215	14.77%	45,826
2011	10.172277	9.802270	-3.64%	59,068
2010	8.619231	10.172277	18.02%	71,877
2009	6.696728	8.619231	28.71%	93,040
2008*	10.000000	6.696728	-33.03%	5,420

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.754692	22.064377	1.42%	14,511
2013	15.283278	21.754692	42.34%	16,900
2012	13.657634	15.283278	11.90%	18,538
2011	13.934498	13.657634	-1.99%	18,977
2010	11.259668	13.934498	23.76%	21,936
2009	8.954701	11.259668	25.74%	26,443
2008	16.941859	8.954701	-47.14%	27,065
2007	15.649135	16.941859	8.26%	26,694
2006	15.369821	15.649135	1.82%	31,552
2005	14.413376	15.369821	6.64%	32,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	50.586713	53.408083	5.58%	16,888
2013	36.523118	50.586713	38.51%	19,344
2012	30.739299	36.523118	18.82%	23,311
2011	32.823421	30.739299	-6.35%	30,522
2010	26.280420	32.823421	24.90%	38,261
2009	21.106873	26.280420	24.51%	43,924
2008	31.535594	21.106873	-33.07%	55,089
2007	34.336874	31.535594	-8.16%	51,625
2006	29.673774	34.336874	15.71%	58,482
2005	29.181930	29.673774	1.69%	63,778
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	41.348152	41.122420	-0.55%	13,435
2013	29.745687	41.348152	39.01%	15,454
2012	26.106504	29.745687	13.94%	17,909
2011	28.020726	26.106504	-6.83%	23,441
2010	22.665147	28.020726	23.63%	26,857
2009	17.056405	22.665147	32.88%	33,800
2008	27.972742	17.056405	-39.02%	35,514
2007	27.765664	27.972742	0.75%	34,750
2006	25.120487	27.765664	10.53%	35,998
2005	22.670814	25.120487	10.81%	37,104
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	17.346060	19.190611	10.63%	23,653
2013	13.411983	17.346060	29.33%	25,080
2012	11.903878	13.411983	12.67%	28,623
2011	12.002966	11.903878	-0.83%	32,819
2010	10.724675	12.002966	11.92%	39,556
2009	8.621508	10.724675	24.39%	36,108
2008	14.953776	8.621508	-42.35%	47,082
2007	14.013068	14.953776	6.71%	42,850
2006	12.500702	14.013068	12.10%	44,394
2005	11.793631	12.500702	6.00%	57,531

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.314467	14.385852	27.15%	43,118
2013	11.130361	11.314467	1.65%	51,653
2012	9.744667	11.130361	14.22%	56,115
2011	9.274797	9.744667	5.07%	61,844
2010	7.221893	9.274797	28.43%	78,512
2009	5.595431	7.221893	29.07%	91,874
2008*	10.000000	5.595431	-44.05%	4,781
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.694886	13.045731	11.55%	2,617
2013*	10.000000	11.694886	16.95%	1,351
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.602135	10.510667	-0.86%	2,331
2013	10.735896	10.602135	-1.25%	3,462
2012	10.512764	10.735896	2.12%	11,106
2011	10.519687	10.512764	-0.07%	13,677
2010	10.411702	10.519687	1.04%	17,506
2009	9.853625	10.411702	5.66%	15,814
2008*	10.000000	9.853625	-1.46%	3,055
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.565419	12.959975	3.14%	0
2013*	10.000000	12.565419	25.65%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.359131	14.823482	-9.39%	2,520
2013	13.808265	16.359131	18.47%	2,465
2012	11.707206	13.808265	17.95%	2,491
2011	13.551092	11.707206	-13.61%	2,787
2010	12.916734	13.551092	4.91%	3,217
2009*	10.000000	12.916734	29.17%	5,010
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.632133	10.552575	-0.75%	6,972
2013	10.711573	10.632133	-0.74%	16,510
2012	10.380494	10.711573	3.19%	17,781
2011	10.491860	10.380494	-1.06%	20,480
2010	10.101568	10.491860	3.86%	22,622
2009	9.035620	10.101568	11.80%	24,905
2008	10.580072	9.035620	-14.60%	26,066
2007	10.237167	10.580072	3.35%	15,041
2006	9.958429	10.237167	2.80%	5,667
2005	9.950715	9.958429	0.08%	4,042

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.407283	12.664585	2.07%	111
2013	8.624133	12.407283	43.87%	0
2012	8.033749	8.624133	7.35%	0
2011	8.230749	8.033749	-2.39%	0
2010	6.975368	8.230749	18.00%	0
2009	5.760162	6.975368	21.10%	0
2008	9.647223	5.760162	-40.29%	0
2007	9.729886	9.647223	-0.85%	332
2006*	10.000000	9.729886	-2.70%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.888557	20.568075	8.89%	167
2013	13.914592	18.888557	35.75%	196
2012	12.709959	13.914592	9.48%	119
2011	13.293024	12.709959	-4.39%	1,135
2010	10.968053	13.293024	21.20%	2,184
2009	8.459602	10.968053	29.65%	1,098
2008	14.161115	8.459602	-40.26%	1,098
2007	13.340303	14.161115	6.15%	9,311
2006	11.892729	13.340303	12.17%	3,800
2005	11.281422	11.892729	5.42%	1,243
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	22.305224	25.394663	13.85%	0
2013	17.427491	22.305224	27.99%	0
2012	15.480820	17.427491	12.57%	0
2011	15.874668	15.480820	-2.48%	0
2010	14.706817	15.874668	7.94%	0
2009	10.315688	14.706817	42.57%	86,925
2008	19.193963	10.315688	-46.26%	86,640
2007	17.046145	19.193963	12.60%	84,843
2006	16.006534	17.046145	6.49%	97,147
2005	15.437819	16.006534	3.68%	105,825
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	22.170433	23.136178	4.36%	31,928
2013	16.526682	22.170433	34.15%	32,257
2012	14.387112	16.526682	14.87%	33,813
2011	14.425526	14.387112	-0.27%	40,492
2010	11.471960	14.425526	25.75%	57,447
2009	8.769449	11.471960	30.82%	53,724
2008	17.453795	8.769449	-49.76%	51,974
2007	16.640228	17.453795	4.89%	50,438
2006	16.383114	16.640228	1.57%	47,446
2005	14.784164	16.383114	10.82%	50,126

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.266478	18.432936	0.91%	53,083
2013	14.544654	18.266478	25.59%	21,547
2012	12.158600	14.544654	19.62%	23,420
2011	13.438803	12.158600	-9.53%	30,466
2010	11.747140	13.438803	14.40%	42,357
2009	8.519524	11.747140	37.88%	46,009
2008	14.439213	8.519524	-41.00%	51,749
2007	13.767875	14.439213	4.88%	53,699
2006	11.857869	13.767875	16.11%	62,580
2005	10.515171	11.857869	12.77%	68,311
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.004279	10.149378	1.45%	2,085
2013	10.154625	10.004279	-1.48%	1,124
2012*	10.000000	10.154625	1.55%	661
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.030960	-9.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.299315	22.168648	9.21%	35,181
2013	15.615420	20.299315	30.00%	41,201
2012	13.544448	15.615420	15.29%	53,759
2011	13.731396	13.544448	-1.36%	66,477
2010	11.988148	13.731396	14.54%	83,765
2009	9.472790	11.988148	26.55%	103,990
2008	15.606456	9.472790	-39.30%	115,782
2007	15.150935	15.606456	3.01%	89,096
2006	13.351587	15.150935	13.48%	88,470
2005	12.770576	13.351587	4.55%	91,962
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.388351	16.992191	10.42%	8,409
2013	11.061742	15.388351	39.11%	11,444
2012	9.503968	11.061742	16.39%	13,729
2011	9.851723	9.503968	-3.53%	11,001
2010	8.092326	9.851723	21.74%	11,953
2009	5.979109	8.092326	35.34%	10,119
2008	9.749103	5.979109	-38.67%	6,652
2007	10.004288	9.749103	-2.55%	5,388
2006*	10.000000	10.004288	0.04%	5,438
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.488976	10.394438	-0.90%	17,097
2013	10.620910	10.488976	-1.24%	16,636
2012*	10.000000	10.620910	6.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.697623	-3.02%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.999326	11.872960	-1.05%	942
2013	13.018453	11.999326	-7.83%	1,875
2012	12.540903	13.018453	3.81%	1,538
2011	11.725233	12.540903	6.96%	1,996
2010	10.867188	11.725233	7.90%	1,109
2009*	10.000000	10.867188	8.67%	1,653
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.621253	11.550147	-0.61%	6,726
2013	11.807707	11.621253	-1.58%	8,744
2012	11.318862	11.807707	4.32%	10,285
2011	11.358857	11.318862	-0.35%	8,448
2010	10.946630	11.358857	3.77%	8,966
2009*	10.000000	10.946630	9.47%	5,063
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.364262	13.591401	1.70%	0
2013	14.922618	13.364262	-10.44%	0
2012	13.909635	14.922618	7.28%	0
2011	12.626147	13.909635	10.17%	0
2010	11.838646	12.626147	6.65%	0
2009	10.140273	11.838646	16.75%	0
2008	11.055641	10.140273	-8.28%	0
2007	10.129406	11.055641	9.14%	0
2006*	10.000000	10.129406	1.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.748268	15.170553	2.86%	0
2013	15.248288	14.748268	-3.28%	0
2012	14.103529	15.248288	8.12%	0
2011	13.798602	14.103529	2.21%	0
2010	12.937746	13.798602	6.65%	0
2009	11.501340	12.937746	12.49%	0
2008	11.130186	11.501340	3.33%	0
2007	10.376152	11.130186	7.27%	0
2006*	10.000000	10.376152	3.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.437944	10.726161	2.76%	16,936
2013	10.802571	10.437944	-3.38%	19,331
2012	10.000665	10.802571	8.02%	24,860
2011*	10.000000	10.000665	0.01%	1,275

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.865970	13.189266	-4.88%	0
2013	11.617563	13.865970	19.35%	0
2012	10.944602	11.617563	6.15%	0
2011	12.621497	10.944602	-13.29%	0
2010	9.844542	12.621497	28.21%	0
2009	6.314237	9.844542	55.91%	0
2008	11.283020	6.314237	-44.04%	0
2007	11.000705	11.283020	2.57%	0
2006*	10.000000	11.000705	10.01%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.025783	28.513076	29.45%	11,575
2013	14.833985	22.025783	48.48%	12,314
2012	11.478993	14.833985	29.23%	6,098
2011	10.541009	11.478993	8.90%	3,990
2010*	10.000000	10.541009	5.41%	247
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.130637	12.906894	6.40%	197
2013	12.335750	12.130637	-1.66%	47
2012	11.426292	12.335750	7.96%	47
2011	10.963069	11.426292	4.23%	47
2010	10.372014	10.963069	5.70%	47
2009	9.589082	10.372014	8.16%	70
2008	10.824988	9.589082	-11.42%	3,708
2007	10.406425	10.824988	4.02%	4,876
2006*	10.000000	10.406425	4.06%	947
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	42.014417	42.660572	1.54%	582
2013	46.673255	42.014417	-9.98%	630
2012	40.109303	46.673255	16.37%	746
2011	37.985266	40.109303	5.59%	3,187
2010	35.085823	37.985266	8.26%	3,344
2009	27.314305	35.085823	28.45%	4,127
2008	32.565389	27.314305	-16.12%	3,504
2007	30.989172	32.565389	5.09%	3,824
2006	28.348378	30.989172	9.32%	4,018
2005	25.599081	28.348378	10.74%	4,508

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.431608	16.559041	0.78%	0
2013	14.365612	16.431608	14.38%	0
2012	12.791707	14.365612	12.30%	0
2011	13.461645	12.791707	-4.98%	0
2010	12.911901	13.461645	4.26%	0
2009	9.875959	12.911901	30.74%	0
2008	18.079359	9.875959	-45.37%	0
2007	15.994480	18.079359	13.03%	0
2006	12.956307	15.994480	23.45%	0
2005	11.824310	12.956307	9.57%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	57.817314	56.800058	-1.76%	3,549
2013	52.319526	57.817314	10.51%	4,471
2012	40.857991	52.319526	28.05%	5,106
2011	55.770790	40.857991	-26.74%	1,425
2010	44.570461	55.770790	25.13%	1,810
2009	21.193516	44.570461	110.30%	2,213
2008	61.000464	21.193516	-65.26%	2,351
2007	44.936453	61.000464	35.75%	3,145
2006	32.653846	44.936453	37.61%	1,828
2005	25.075792	32.653846	30.22%	2,116
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	49.022134	39.121254	-20.20%	1,842
2013	44.957225	49.022134	9.04%	2,300
2012	44.081324	44.957225	1.99%	2,733
2011	53.481851	44.081324	-17.58%	240
2010	41.949101	53.481851	27.49%	500
2009	26.992877	41.949101	55.41%	625
2008	50.790086	26.992877	-46.85%	257
2007	35.422343	50.790086	43.38%	182
2006	28.841712	35.422343	22.82%	181
2005	19.275174	28.841712	49.63%	228
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.485340	8.342503	-20.44%	2,464
2013	9.636684	10.485340	8.81%	2,026
2012*	10.000000	9.636684	-3.63%	1,501

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	16.337737	17.761050	8.71%	1,515
2013	12.365739	16.337737	32.12%	1,530
2012	10.780406	12.365739	14.71%	1,543
2011	11.728373	10.780406	-8.08%	2,818
2010	10.582440	11.728373	10.83%	2,835
2009	8.442580	10.582440	25.35%	2,851
2008	13.774088	8.442580	-38.71%	2,288
2007	12.699717	13.774088	8.46%	2,288
2006	11.323811	12.699717	12.15%	2,594
2005	10.555138	11.323811	7.28%	2,594
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.284944	23.507226	-3.20%	1,340
2013	16.386239	24.284944	48.20%	4,401
2012	15.398932	16.386239	6.41%	2,810
2011	16.361321	15.398932	-5.88%	3,134
2010	13.082528	16.361321	25.06%	4,104
2009*	10.000000	13.082528	30.83%	1,681

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.537029	16.690007	7.42%	9,312
2013	11.448774	15.537029	35.71%	11,037
2012	9.801452	11.448774	16.81%	10,180
2011	10.878283	9.801452	-9.90%	8,518
2010	8.715275	10.878283	24.82%	9,676
2009	6.195961	8.715275	40.66%	2,881
2008*	10.000000	6.195961	-38.04%	573
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.294537	13.540956	1.85%	15,592
2013	14.732555	13.294537	-9.76%	20,757
2012	13.914531	14.732555	5.88%	67,854
2011	12.628349	13.914531	10.18%	70,519
2010	12.183910	12.628349	3.65%	77,917
2009	11.211657	12.183910	8.67%	78,391
2008	11.554412	11.211657	-2.97%	82,414
2007	10.703194	11.554412	7.95%	74,587
2006	10.685142	10.703194	0.17%	74,070
2005	10.669705	10.685142	0.14%	82,646
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.006829	22.193280	10.93%	57,241
2013	14.939309	20.006829	33.92%	67,099
2012	13.204933	14.939309	13.13%	76,986
2011	12.987835	13.204933	1.67%	102,356
2010	11.539646	12.987835	12.55%	111,797
2009	9.910108	11.539646	16.44%	134,406
2008	15.365439	9.910108	-35.50%	148,900
2007	15.595327	15.365439	-1.47%	175,549
2006	13.507947	15.595327	15.45%	223,099
2005	13.092858	13.507947	3.17%	295,203
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	19.586823	18.249075	-6.83%	0
2013	16.228002	19.586823	20.70%	0
2012	13.584261	16.228002	19.46%	0
2011	15.663029	13.584261	-13.27%	0
2010	14.021379	15.663029	11.71%	0
2009	10.630932	14.021379	31.89%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.233266	19.782645	14.79%	23,603
2013	13.432586	17.233266	28.29%	22,082
2012	11.711493	13.432586	14.70%	20,563
2011	11.960402	11.711493	-2.08%	22,010
2010	10.171685	11.960402	17.59%	20,830
2009	7.938834	10.171685	28.13%	27,303
2008	10.643035	7.938834	-25.41%	25,559
2007	11.049729	10.643035	-3.68%	22,560
2006*	10.000000	11.049729	10.50%	14,220
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.870369	31.074644	11.50%	0
2013	21.458027	27.870369	29.88%	0
2012	18.994790	21.458027	12.97%	0
2011	19.070465	18.994790	-0.40%	0
2010	17.052167	19.070465	11.84%	0
2009	14.428331	17.052167	18.19%	355,270
2008	19.984662	14.428331	-27.80%	428,685
2007	21.367955	19.984662	-6.47%	577,966
2006	18.263666	21.367955	17.00%	657,610
2005	17.634549	18.263666	3.57%	737,836
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.173580	15.250235	0.51%	31,161
2013	13.450045	15.173580	12.81%	37,231
2012	12.405078	13.450045	8.42%	40,218
2011	13.056117	12.405078	-4.99%	36,333
2010	12.063857	13.056117	8.23%	33,887
2009*	10.000000	12.063857	20.64%	24,069
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.226317	12.732461	4.14%	13,723
2013*	10.000000	12.226317	22.26%	129
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.882169	8.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.722219	24.588023	3.65%	33,630
2013	17.097628	23.722219	38.75%	33,582
2012	14.982459	17.097628	14.12%	28,627
2011	15.109725	14.982459	-0.84%	42,283
2010	12.178690	15.109725	24.07%	47,770
2009	9.879210	12.178690	23.28%	59,773
2008	14.503198	9.879210	-31.88%	66,957
2007	14.807242	14.503198	-2.05%	70,853
2006	13.125399	14.807242	12.81%	90,238
2005	12.413331	13.125399	5.74%	78,207

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.423717	18.372297	11.86%	42,662
2013	12.398623	16.423717	32.46%	46,988
2012	11.230274	12.398623	10.40%	57,983
2011	11.287657	11.230274	-0.51%	63,356
2010	9.970594	11.287657	13.21%	80,239
2009	7.560169	9.970594	31.88%	97,241
2008	11.692955	7.560169	-35.34%	115,234
2007	11.003223	11.692955	6.27%	124,633
2006	10.218827	11.003223	7.68%	127,639
2005	10.001884	10.218827	2.17%	132,112
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.296686	21.580748	11.84%	230,483
2013	14.823074	19.296686	30.18%	248,517
2012	12.989724	14.823074	14.11%	282,952
2011	12.930981	12.989724	0.45%	336,518
2010	11.419938	12.930981	13.23%	398,249
2009	9.167807	11.419938	24.57%	482,263
2008	14.792314	9.167807	-38.02%	532,213
2007	14.254382	14.792314	3.77%	622,256
2006	12.516404	14.254382	13.89%	796,772
2005	12.124769	12.516404	3.23%	885,200
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.168397	21.495154	6.58%	58,371
2013	16.890247	20.168397	19.41%	77,779
2012	15.512613	16.890247	8.88%	89,260
2011	14.431777	15.512613	7.49%	101,126
2010	12.692396	14.431777	13.70%	112,460
2009	10.503190	12.692396	20.84%	139,251
2008	15.120919	10.503190	-30.54%	159,113
2007	14.315710	15.120919	5.62%	193,038
2006	12.464569	14.315710	14.85%	224,513
2005	12.110835	12.464569	2.92%	253,303
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	16.859100	15.073780	-10.59%	168
2013	13.901819	16.859100	21.27%	168
2012	12.514557	13.901819	11.09%	168
2011	15.569361	12.514557	-19.62%	1,614
2010	15.116816	15.569361	2.99%	1,680
2009	11.705782	15.116816	29.14%	4,004
2008	18.941417	11.705782	-38.20%	4,146
2007	18.445665	18.941417	2.69%	9,311
2006	15.258718	18.445665	20.89%	9,311
2005	13.830329	15.258718	10.33%	9,311

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	16.586267	16.614781	0.17%	0
2013	11.323985	16.586267	46.47%	0
2012	9.526205	11.323985	18.87%	0
2011	11.213922	9.526205	-15.05%	0
2010	8.671768	11.213922	29.32%	2,089
2009	6.978017	8.671768	24.27%	2,089
2008	11.340533	6.978017	-38.47%	2,089
2007	12.932811	11.340533	-12.31%	2,089
2006	12.639434	12.932811	2.32%	2,089
2005	12.115560	12.639434	4.32%	2,089
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.905195	-0.95%	2,915
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.332785	17.738378	2.34%	114,681
2013	17.398823	17.332785	-0.38%	125,236
2012	16.082889	17.398823	8.18%	154,005
2011	15.948207	16.082889	0.84%	183,080
2010	14.906875	15.948207	6.99%	231,868
2009	12.553222	14.906875	18.75%	345,404
2008	13.732251	12.553222	-8.59%	362,473
2007	13.216733	13.732251	3.90%	415,769
2006	12.869267	13.216733	2.70%	476,533
2005	12.884321	12.869267	-0.12%	538,825
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.693625	14.089170	2.89%	16,189
2013	12.247736	13.693625	11.81%	16,853
2012	11.122350	12.247736	10.12%	17,989
2011	11.312070	11.122350	-1.68%	18,684
2010	10.176442	11.312070	11.16%	11,565
2009	8.313085	10.176442	22.41%	16,705
2008	11.253089	8.313085	-26.13%	22,976
2007	10.505459	11.253089	7.12%	17,414
2006*	10.000000	10.505459	5.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.527796	13.960539	3.20%	20,442
2013	11.832049	13.527796	14.33%	19,890
2012	10.602215	11.832049	11.60%	12,166
2011	10.874747	10.602215	-2.51%	12,217
2010	9.630658	10.874747	12.92%	9,643
2009	7.584783	9.630658	26.97%	13,178
2008	11.432335	7.584783	-33.65%	2,521
2007	10.525423	11.432335	8.62%	6,754
2006*	10.000000	10.525423	5.25%	3,898

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.691236	14.155823	3.39%	5,126
2013	11.428736	13.691236	19.80%	4,141
2012	10.037368	11.428736	13.86%	4,741
2011	10.461668	10.037368	-4.06%	4,741
2010	9.146676	10.461668	14.38%	4,696
2009	7.059531	9.146676	29.56%	3,208
2008	11.562493	7.059531	-38.94%	1,866
2007	10.545563	11.562493	9.64%	5,277
2006*	10.000000	10.545563	5.46%	1,954
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	29.221657	32.217227	10.25%	0
2013	22.598113	29.221657	29.31%	0
2012	19.705994	22.598113	14.68%	0
2011	20.526510	19.705994	-4.00%	0
2010	17.776459	20.526510	15.47%	0
2009	13.289253	17.776459	33.77%	559,628
2008	23.487077	13.289253	-43.42%	653,484
2007	20.272919	23.487077	15.85%	845,523
2006	18.424638	20.272919	10.03%	932,030
2005	15.991270	18.424638	15.22%	946,753
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.218532	10.509370	-13.99%	26,314
2013	9.981813	12.218532	22.41%	36,394
2012	9.666237	9.981813	3.26%	45,417
2011	10.340902	9.666237	-6.52%	53,762
2010	8.801514	10.340902	17.49%	61,716
2009	6.048851	8.801514	45.51%	91,889
2008	13.455244	6.048851	-55.04%	61,032
2007	9.370407	13.455244	43.59%	40,748
2006*	10.000000	9.370407	-6.30%	5,391
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.984606	22.479889	7.13%	204,176
2013	16.625347	20.984606	26.22%	229,438
2012	14.388826	16.625347	15.54%	272,914
2011	14.468450	14.388826	-0.55%	333,758
2010	12.750014	14.468450	13.48%	417,581
2009	9.944576	12.750014	28.21%	536,258
2008	17.603654	9.944576	-43.51%	621,303
2007	17.605402	17.603654	-0.01%	708,916
2006	14.868984	17.605402	18.40%	786,518
2005	14.258511	14.868984	4.28%	957,243

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.302646	16.914582	10.53%	0
2013	11.264379	15.302646	35.85%	0
2012	9.563360	11.264379	17.79%	0
2011	9.491901	9.563360	0.75%	0
2010	7.785067	9.491901	21.92%	0
2009	5.418346	7.785067	43.68%	27,075
2008	12.228638	5.418346	-55.69%	39,371
2007	10.080384	12.228638	21.31%	34,185
2006	9.708462	10.080384	3.83%	39,579
2005	9.044412	9.708462	7.34%	54,091
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.830804	20.644511	9.63%	135,351
2013	14.021696	18.830804	34.30%	165,456
2012	12.415372	14.021696	12.94%	190,011
2011	12.573533	12.415372	-1.26%	223,968
2010	10.279106	12.573533	22.32%	256,862
2009	8.135167	10.279106	26.35%	360,624
2008	15.636843	8.135167	-47.97%	381,031
2007	12.500955	15.636843	25.09%	455,685
2006	11.878333	12.500955	5.24%	531,969
2005	11.399783	11.878333	4.20%	590,505
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.291271	16.235810	-0.34%	29,169
2013	15.605919	16.291271	4.39%	33,156
2012	13.860429	15.605919	12.59%	36,156
2011	13.525764	13.860429	2.47%	44,337
2010	12.055544	13.525764	12.20%	57,578
2009	8.504019	12.055544	41.76%	85,423
2008	11.509516	8.504019	-26.11%	107,747
2007	11.371725	11.509516	1.21%	138,937
2006	10.373232	11.371725	9.63%	226,261
2005	10.261209	10.373232	1.09%	320,282
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.627965	14.210353	4.27%	55,874
2013	14.087669	13.627965	-3.26%	50,144
2012	13.508871	14.087669	4.28%	101,556
2011	12.778972	13.508871	5.71%	116,641
2010	12.036092	12.778972	6.17%	148,981
2009	10.552916	12.036092	14.05%	164,495
2008	11.073183	10.552916	-4.70%	102,991
2007	10.777370	11.073183	2.74%	150,644
2006	10.479364	10.777370	2.84%	87,797
2005	10.411178	10.479364	0.65%	58,933

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.659873	16.397370	4.71%	63,428
2013	11.672670	15.659873	34.16%	76,815
2012	10.316987	11.672670	13.14%	98,989
2011	11.719144	10.316987	-11.96%	116,887
2010	9.234738	11.719144	26.90%	126,874
2009	6.689160	9.234738	38.06%	112,248
2008	11.215287	6.689160	-40.36%	93,279
2007	9.849935	11.215287	13.86%	108,595
2006*	10.000000	9.849935	-1.50%	54,332
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.852777	17.977318	-9.45%	5,392
2013	15.443347	19.852777	28.55%	7,203
2012	12.993968	15.443347	18.85%	7,327
2011	15.921110	12.993968	-18.39%	10,329
2010	14.290321	15.921110	11.41%	11,959
2009	11.462720	14.290321	24.67%	12,353
2008	20.710438	11.462720	-44.65%	11,413
2007	17.922234	20.710438	15.56%	12,171
2006	15.410290	17.922234	16.30%	20,588
2005	13.136258	15.410290	17.31%	23,435
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.174591	22.275383	5.20%	19,897
2013	16.462938	21.174591	28.62%	22,218
2012	13.136939	16.462938	25.32%	17,633
2011	14.616436	13.136939	-10.12%	19,481
2010	11.722632	14.616436	24.69%	26,413
2009	7.553572	11.722632	55.19%	28,005
2008	15.691143	7.553572	-51.86%	37,491
2007	15.071219	15.691143	4.11%	37,991
2006	13.154007	15.071219	14.58%	40,299
2005	13.007940	13.154007	1.12%	39,379
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.402760	12.577409	1.41%	7,271
2013	10.162991	12.402760	22.04%	7,271
2012	8.937286	10.162991	13.71%	7,153
2011	9.205881	8.937286	-2.92%	7,153
2010	8.468198	9.205881	8.71%	7,550
2009	6.593718	8.468198	28.43%	8,142
2008*	10.000000	6.593718	-34.06%	235

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.752286	15.217169	3.15%	81,802
2013	13.131082	14.752286	12.35%	99,077
2012	11.822160	13.131082	11.07%	100,472
2011	11.710454	11.822160	0.95%	82,870
2010	10.540823	11.710454	11.10%	70,126
2009	7.884068	10.540823	33.70%	55,476
2008	11.367190	7.884068	-30.64%	46,072
2007	11.112000	11.367190	2.30%	48,997
2006*	10.000000	11.112000	11.12%	51,201
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.457027	15.327632	-0.84%	17,903
2013	11.506600	15.457027	34.33%	19,657
2012	9.857727	11.506600	16.73%	26,919
2011	10.388032	9.857727	-5.10%	39,317
2010	8.216525	10.388032	26.43%	40,622
2009	6.452025	8.216525	27.35%	52,738
2008	9.769322	6.452025	-33.96%	24,162
2007	10.150386	9.769322	-3.75%	36,186
2006*	10.000000	10.150386	1.50%	18,972
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.340420	-6.60%	16,611
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.276370	16.937242	-12.13%	0
2013	15.859005	19.276370	21.55%	0
2012	13.562553	15.859005	16.93%	0
2011	15.359041	13.562553	-11.70%	0
2010	14.333510	15.359041	7.15%	0
2009	10.584566	14.333510	35.42%	0
2008	17.962143	10.584566	-41.07%	0
2007	15.734309	17.962143	14.16%	0
2006	13.112067	15.734309	20.00%	0
2005	12.036709	13.112067	8.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.652545	-13.47%	16,920
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.990710	-0.09%	69,518
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.438238	11.842480	3.53%	0
2013	9.725110	11.438238	17.62%	0
2012	8.461420	9.725110	14.93%	0
2011	10.192366	8.461420	-16.98%	0
2010	8.935117	10.192366	14.07%	0
2009	7.568709	8.935117	18.05%	0
2008	12.458716	7.568709	-39.25%	0
2007	11.605428	12.458716	7.35%	0
2006*	10.000000	11.605428	16.05%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.992266	14.482081	11.47%	0
2013	10.095498	12.992266	28.69%	0
2012	8.842779	10.095498	14.17%	0
2011	9.373638	8.842779	-5.66%	0
2010	7.655864	9.373638	22.44%	0
2009	5.393468	7.655864	41.95%	0
2008	9.111723	5.393468	-40.81%	0
2007	10.317965	9.111723	-11.69%	0
2006*	10.000000	10.317965	3.18%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.940192	14.667392	5.22%	0
2013	12.366009	13.940192	12.73%	0
2012	11.071000	12.366009	11.70%	0
2011	11.154921	11.071000	-0.75%	0
2010	10.232481	11.154921	9.01%	0
2009	8.260648	10.232481	23.87%	0
2008	11.508243	8.260648	-28.22%	0
2007	11.007891	11.508243	4.55%	0
2006*	10.000000	11.007891	10.08%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.912927	15.823306	6.10%	0
2013	11.353735	14.912927	31.35%	0
2012	9.969668	11.353735	13.88%	0
2011	10.570367	9.969668	-5.68%	0
2010	9.192945	10.570367	14.98%	0
2009	7.009642	9.192945	31.15%	0
2008	11.546077	7.009642	-39.29%	0
2007	11.390217	11.546077	1.37%	0
2006*	10.000000	11.390217	13.90%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.835984	17.017561	1.08%	0
2013	15.901139	16.835984	5.88%	0
2012	14.040044	15.901139	13.26%	0
2011	14.244193	14.040044	-1.43%	0
2010	12.515093	14.244193	13.82%	0
2009	7.347394	12.515093	70.33%	0
2008	10.642331	7.347394	-30.96%	0
2007	10.574761	10.642331	0.64%	0
2006*	10.000000	10.574761	5.75%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.639279	19.096817	-2.76%	0
2013	14.560602	19.639279	34.88%	0
2012	12.357190	14.560602	17.83%	0
2011	13.137732	12.357190	-5.94%	0
2010	10.931761	13.137732	20.18%	0
2009	7.110104	10.931761	53.75%	0
2008	11.741872	7.110104	-39.45%	0
2007	10.802089	11.741872	8.70%	0
2006*	10.000000	10.802089	8.02%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.377612	17.290773	-0.50%	0
2013	13.219166	17.377612	31.46%	0
2012	11.447585	13.219166	15.48%	0
2011	12.550421	11.447585	-8.79%	0
2010	10.805303	12.550421	16.15%	0
2009	7.614088	10.805303	41.91%	0
2008	10.795096	7.614088	-29.47%	0
2007	10.749310	10.795096	0.43%	0
2006*	10.000000	10.749310	7.49%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.202698	15.236381	7.28%	0
2013	10.191392	14.202698	39.36%	0
2012	9.265776	10.191392	9.99%	0
2011	9.584853	9.265776	-3.33%	0
2010	7.471964	9.584853	28.28%	0
2009	5.605260	7.471964	33.30%	0
2008	10.772082	5.605260	-47.96%	0
2007	10.346061	10.772082	4.12%	0
2006*	10.000000	10.346061	3.46%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.225981	13.891639	13.62%	0
2013	9.666449	12.225981	26.48%	0
2012	8.855221	9.666449	9.16%	0
2011	9.386340	8.855221	-5.66%	0
2010	8.160914	9.386340	15.02%	0
2009	6.210003	8.160914	31.42%	0
2008	10.008542	6.210003	-37.95%	0
2007	10.820268	10.008542	-7.50%	0
2006*	10.000000	10.820268	8.20%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.253773	11.274289	-7.99%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.343482	16.747703	-3.44%	1,593
2013	13.333512	17.343482	30.07%	2,584
2012	11.028004	13.333512	20.91%	3,144
2011	11.287082	11.028004	-2.30%	1,824
2010*	10.000000	11.287082	12.87%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.344138	14.267756	6.92%	0
2013	9.657360	13.344138	38.18%	252
2012*	10.000000	9.657360	-3.43%	245
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.286584	14.170716	6.65%	46
2013	9.639190	13.286584	37.84%	1,265
2012*	10.000000	9.639190	-3.61%	1,072
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	18.442016	19.665118	6.63%	0
2013	14.471103	18.442016	27.44%	0
2012	12.887930	14.471103	12.28%	0
2011	13.078812	12.887930	-1.46%	0
2010	12.107484	13.078812	8.02%	15,324
2009	9.571006	12.107484	26.50%	20,534
2008	13.895439	9.571006	-31.12%	6,126
2007	13.035751	13.895439	6.59%	6,120
2006	11.328215	13.035751	15.07%	6,114
2005	10.909081	11.328215	3.84%	2,739
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.494905	13.433025	7.51%	6,143
2013	10.122990	12.494905	23.43%	6,143
2012	9.120097	10.122990	11.00%	0
2011*	10.000000	9.120097	-8.80%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.327299	21.625114	17.99%	0
2013	13.225522	18.327299	38.58%	0
2012	11.095018	13.225522	19.20%	0
2011	10.824680	11.095018	2.50%	0
2010	10.426437	10.824680	3.82%	0
2009	8.282354	10.426437	25.89%	0
2008	11.768074	8.282354	-29.62%	0
2007	10.671018	11.768074	10.28%	0
2006*	10.000000	10.671018	6.71%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.479773	12.973984	13.02%	0
2013	11.335219	11.479773	1.28%	0
2012	8.973224	11.335219	26.32%	0
2011	9.733961	8.973224	-7.82%	0
2010	8.400806	9.733961	15.87%	0
2009	6.477839	8.400806	29.69%	0
2008	11.869320	6.477839	-45.42%	0
2007	12.744751	11.869320	-6.87%	0
2006*	10.000000	12.744751	27.45%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.704745	22.461047	-1.07%	0
2013	19.348276	22.704745	17.35%	0
2012	16.985377	19.348276	13.91%	0
2011	18.471341	16.985377	-8.04%	0
2010	16.598334	18.471341	11.28%	0
2009	12.447264	16.598334	33.35%	0
2008	21.174672	12.447264	-41.22%	0
2007	18.721215	21.174672	13.11%	0
2006	14.805963	18.721215	26.44%	0
2005	12.732798	14.805963	16.28%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.110494	13.921263	6.18%	2,228
2013	9.733711	13.110494	34.69%	0
2012*	10.000000	9.733711	-2.66%	368
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.471856	28.463271	-6.59%	20,278
2013	24.697448	30.471856	23.38%	21,226
2012	21.018406	24.697448	17.50%	22,784
2011	22.971594	21.018406	-8.50%	24,002
2010	21.437776	22.971594	7.15%	33,949
2009*	10.000000	21.437776	23.30%	20,744

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.142776	25.262976	0.48%	7,073
2013	23.076815	25.142776	8.95%	9,576
2012	19.727767	23.076815	16.98%	5,857
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.340925	23.761658	6.36%	409
2013	17.437595	22.340925	28.12%	950
2012	15.573917	17.437595	11.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.827926	14.788861	6.95%	122,359
2013	10.714814	13.827926	29.05%	142,825
2012	8.773952	10.714814	22.12%	184,135
2011	9.562054	8.773952	-8.24%	207,174
2010	9.107636	9.562054	4.99%	265,471
2009	6.326003	9.107636	43.97%	313,610
2008	11.520915	6.326003	-45.09%	323,690
2007	8.552224	11.520915	34.71%	337,744
2006	7.948696	8.552224	7.59%	375,442
2005	7.161930	7.948696	10.99%	478,824
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.957572	7.501427	7.82%	76,254
2013	5.211821	6.957572	33.50%	83,889
2012	4.436450	5.211821	17.48%	86,325
2011	4.925784	4.436450	-9.93%	41,013
2010	4.015918	4.925784	22.66%	42,464
2009	2.595933	4.015918	54.70%	48,436
2008	4.699186	2.595933	-44.76%	55,749
2007	3.916461	4.699186	19.99%	65,086
2006	3.683574	3.916461	6.32%	75,546
2005	3.348910	3.683574	9.99%	96,140
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.304090	12.397025	-13.33%	105,036
2013	12.694230	14.304090	12.68%	112,304
2012	11.375515	12.694230	11.59%	141,733
2011	17.050778	11.375515	-33.28%	64,077
2010	13.832197	17.050778	23.27%	71,364
2009	7.834034	13.832197	76.57%	96,622
2008	16.632567	7.834034	-52.90%	108,476
2007	13.177706	16.632567	26.22%	129,762
2006	9.114282	13.177706	44.58%	107,658
2005	7.005646	9.114282	30.10%	117,814

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.270453	25.276026	13.50%	10,332
2013	17.072054	22.270453	30.45%	12,562
2012	14.384008	17.072054	18.69%	14,476
2011	14.279258	14.384008	0.73%	17,920
2010	11.730542	14.279258	21.73%	17,260
2009	9.390184	11.730542	24.92%	17,170
2008	14.258726	9.390184	-34.14%	23,067
2007	14.115945	14.258726	1.01%	34,347
2006	12.252465	14.115945	15.21%	54,047
2005	11.377764	12.252465	7.69%	87,022
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.446852	-5.53%	16,625
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.232107	12.981137	-8.79%	345
2013	10.221111	14.232107	39.24%	1,896
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.439690	16.776699	8.66%	46,322
2013	11.548165	15.439690	33.70%	52,030
2012	10.107238	11.548165	14.26%	56,712
2011	10.298488	10.107238	-1.86%	75,108
2010	9.391265	10.298488	9.66%	66,724
2009	7.778283	9.391265	20.74%	69,043
2008	11.729383	7.778283	-33.69%	49,184
2007	11.057180	11.729383	6.08%	33,739
2006*	10.000000	11.057180	10.57%	23,283
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.966396	14.924020	-0.28%	18,478
2013	11.892421	14.966396	25.85%	27,680
2012	10.404132	11.892421	14.30%	12,197
2011	10.742489	10.404132	-3.15%	6,612
2010*	10.000000	10.742489	7.42%	479
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.979986	12.052858	9.77%	25,742
2013	8.583182	10.979986	27.92%	30,907
2012	7.634801	8.583182	12.42%	33,005
2011	7.796820	7.634801	-2.08%	41,242
2010	6.631125	7.796820	17.58%	38,369
2009	5.038723	6.631125	31.60%	73,592
2008	8.337574	5.038723	-39.57%	44,893
2007	7.074000	8.337574	17.86%	43,621
2006	6.757391	7.074000	4.69%	55,217
2005	6.434764	6.757391	5.01%	64,816

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.318544	22.662300	11.54%	204,572
2013	15.623287	20.318544	30.05%	250,417
2012	13.819345	15.623287	13.05%	295,542
2011	13.925107	13.819345	-0.76%	345,864
2010	12.446849	13.925107	11.88%	427,976
2009*	10.000000	12.446849	24.47%	139
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.058163	14.553097	3.52%	51,794
2013	11.564862	14.058163	21.56%	53,135
2012	10.136363	11.564862	14.09%	76,815
2011	10.185355	10.136363	-0.48%	84,078
2010	9.221689	10.185355	10.45%	116,465
2009	7.578222	9.221689	21.69%	181,599
2008	10.944829	7.578222	-30.76%	199,947
2007	10.458763	10.944829	4.65%	96,194
2006*	10.000000	10.458763	4.59%	24,861
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.283092	11.678990	3.51%	17,296
2013	11.745615	11.283092	-3.94%	25,003
2012	11.349117	11.745615	3.49%	33,176
2011	10.886683	11.349117	4.25%	39,193
2010	10.417221	10.886683	4.51%	134,565
2009	9.420556	10.417221	10.58%	147,714
2008	10.600857	9.420556	-11.13%	147,296
2007	10.440837	10.600857	1.53%	75,427
2006*	10.000000	10.440837	4.41%	16,231
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.329730	15.392570	0.41%	57,972
2013	12.085782	15.329730	26.84%	63,413
2012	10.040218	12.085782	20.37%	64,898
2011	11.227749	10.040218	-10.58%	70,297
2010	10.230924	11.227749	9.74%	97,632
2009	7.327629	10.230924	39.62%	131,947
2008	12.111276	7.327629	-39.50%	122,099
2007	10.741225	12.111276	12.76%	52,951
2006*	10.000000	10.741225	7.41%	8,477
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.814202	14.719560	6.55%	53,083
2013	10.809513	13.814202	27.80%	76,203
2012	9.338308	10.809513	15.75%	86,882
2011	9.936478	9.338308	-6.02%	81,606
2010	8.526248	9.936478	16.54%	75,920
2009	6.230855	8.526248	36.84%	100,987
2008	11.327974	6.230855	-45.00%	108,714
2007	10.267965	11.327974	10.32%	39,974
2006*	10.000000	10.267965	2.68%	24,543

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.308889	13.377837	8.68%	39,396
2013	9.388388	12.308889	31.11%	45,215
2012	8.134094	9.388388	15.42%	38,470
2011	8.437999	8.134094	-3.60%	42,169
2010	7.711392	8.437999	9.42%	57,594
2009	5.984290	7.711392	28.86%	60,151
2008	9.799507	5.984290	-38.93%	42,888
2007*	10.000000	9.799507	-2.00%	10,648
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.279585	20.505634	1.11%	47,499
2013	19.209010	20.279585	5.57%	22,757
2012	17.006776	19.209010	12.95%	30,435
2011	16.613435	17.006776	2.37%	33,305
2010	14.890479	16.613435	11.57%	41,751
2009	10.343788	14.890479	43.96%	54,391
2008	14.568352	10.343788	-29.00%	62,904
2007	14.327225	14.568352	1.68%	78,696
2006	13.137103	14.327225	9.06%	120,892
2005	13.013356	13.137103	0.95%	167,609
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.917375	19.286240	7.64%	38,133
2013	13.396973	17.917375	33.74%	38,670
2012	11.469793	13.396973	16.80%	39,575
2011	11.909239	11.469793	-3.69%	42,178
2010	10.432735	11.909239	14.15%	44,308
2009	8.231001	10.432735	26.75%	64,999
2008	13.249079	8.231001	-37.87%	75,752
2007	13.742893	13.249079	-3.59%	106,700
2006	12.024844	13.742893	14.29%	106,799
2005	11.698262	12.024844	2.79%	93,110
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.575615	13.217866	5.11%	83,410
2013	8.868107	12.575615	41.81%	101,031
2012	7.691254	8.868107	15.30%	110,967
2011	8.825688	7.691254	-12.85%	132,966
2010	7.742536	8.825688	13.99%	164,491
2009	5.133661	7.742536	50.82%	211,572
2008*	10.000000	5.133661	-48.66%	2,138
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.889330	15.146916	9.05%	6,722
2013	10.151205	13.889330	36.82%	10,808
2012	9.233874	10.151205	9.93%	5,496
2011	9.672275	9.233874	-4.53%	7,124
2010	7.937739	9.672275	21.85%	8,177
2009	6.120401	7.937739	29.69%	17,682
2008*	10.000000	6.120401	-38.80%	27,646

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	1,046
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.257368	12.605143	2.84%	22,719
2013	10.842213	12.257368	13.05%	24,420
2012	9.901343	10.842213	9.50%	20,596
2011	10.178550	9.901343	-2.72%	20,554
2010	9.350064	10.178550	8.86%	47,133
2009	7.914141	9.350064	18.14%	13,812
2008*	10.000000	7.914141	-20.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.443839	12.845981	3.23%	2,527
2013	10.409028	12.443839	19.55%	2,527
2012	9.289782	10.409028	12.05%	2,527
2011	9.757848	9.289782	-4.80%	2,527
2010	8.805424	9.757848	10.82%	2,527
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.663208	11.883626	1.89%	9,606
2013	11.272747	11.663208	3.46%	10,136
2012	10.635656	11.272747	5.99%	9,829
2011	10.636271	10.635656	-0.01%	39,807
2010	10.100382	10.636271	5.31%	19,288
2009	9.063670	10.100382	11.44%	10,490
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.354957	12.738720	3.11%	25,586
2013	10.636554	12.354957	16.16%	23,978
2012	9.600365	10.636554	10.79%	8,896
2011	9.968937	9.600365	-3.70%	7,361
2010	9.078170	9.968937	9.81%	36,340
2009	7.550034	9.078170	20.24%	22,781
2008*	10.000000	7.550034	-24.50%	4,058
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.392557	12.776465	3.10%	964
2013	10.113294	12.392557	22.54%	964
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.107456	12.425283	2.63%	1,339
2013	11.038758	12.107456	9.68%	3,039
2012	10.174002	11.038758	8.50%	8,442
2011	10.346130	10.174002	-1.66%	10,046
2010	9.623621	10.346130	7.51%	10,427
2009	8.293877	9.623621	16.03%	3,513
2008*	10.000000	8.293877	-17.06%	4,712
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.047147	12.478981	3.58%	1,953
2013	12.456312	12.047147	-3.28%	1,951
2012	11.724510	12.456312	6.24%	14,017
2011	11.154881	11.724510	5.11%	14,460
2010	10.567560	11.154881	5.56%	59,330
2009	9.852148	10.567560	7.26%	63,102
2008*	10.000000	9.852148	-1.48%	3,188
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.839722	13.277968	3.41%	4,786
2013	13.294413	12.839722	-3.42%	4,911
2012	12.587652	13.294413	5.61%	5,940
2011	12.037904	12.587652	4.57%	8,511
2010	11.292531	12.037904	6.60%	11,217
2009	9.836146	11.292531	14.81%	7,256
2008*	10.000000	9.836146	-1.64%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.482440	20.946977	-6.83%	22,841
2013	22.632906	22.482440	-0.66%	1,188
2012	19.583210	22.632906	15.57%	1,188
2011	25.585692	19.583210	-23.46%	1,364
2010	22.335735	25.585692	14.55%	1,611
2009	13.870698	22.335735	61.03%	1,667
2008	33.307042	13.870698	-58.36%	4,249
2007	23.205358	33.307042	43.53%	2,103
2006	17.213353	23.205358	34.81%	3,109
2005	13.161389	17.213353	30.79%	3,211
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.433695	15.912923	3.11%	233,102
2013	16.314484	15.433695	-5.40%	258,735
2012	16.055896	16.314484	1.61%	312,111
2011	15.181780	16.055896	5.76%	357,209
2010	14.694661	15.181780	3.31%	441,224
2009	14.513118	14.694661	1.25%	535,171
2008	13.664343	14.513118	6.21%	582,925
2007	12.933561	13.664343	5.65%	630,505
2006	12.692608	12.933561	1.90%	621,476
2005	12.465513	12.692608	1.82%	679,444
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.805555	13.551230	-1.84%	29,364
2013	11.882533	13.805555	16.18%	7,698
2012	10.424572	11.882533	13.99%	8,191
2011	11.716421	10.424572	-11.03%	8,466
2010	10.488624	11.716421	11.71%	2,011
2009	8.200240	10.488624	27.91%	2,109
2008	15.417748	8.200240	-46.81%	2,109
2007	12.299092	15.417748	25.36%	1,634
2006	9.380789	12.299092	31.11%	36
2005	7.306337	9.380789	28.39%	1,544
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.547416	9.756230	-7.50%	1,169
2013	8.839774	10.547416	19.32%	2,120
2012	7.584319	8.839774	16.55%	2,524
2011	8.825898	7.584319	-14.07%	2,578
2010	8.334511	8.825898	5.90%	299
2009	6.572504	8.334511	26.81%	0
2008	11.713296	6.572504	-43.89%	0
2007	10.860812	11.713296	7.85%	184
2006*	10.000000	10.860812	8.61%	4,912

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.464529	19.113658	3.52%	34,109
2013	14.716704	18.464529	25.47%	44,804
2012	12.878109	14.716704	14.28%	80,365
2011	13.595059	12.878109	-5.27%	84,399
2010	12.028363	13.595059	13.03%	110,211
2009	9.590102	12.028363	25.42%	144,531
2008	15.400568	9.590102	-37.73%	154,256
2007	14.742058	15.400568	4.47%	180,573
2006	12.792856	14.742058	15.24%	210,907
2005	12.020568	12.792856	6.42%	225,477
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.980860	15.448431	3.12%	9,872
2013	13.395360	14.980860	11.84%	7,386
2012	12.420224	13.395360	7.85%	4,147
2011	12.485749	12.420224	-0.52%	4,713
2010	11.531239	12.485749	8.28%	2,155
2009*	10.000000	11.531239	15.31%	1,115
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.011103	17.647147	3.74%	1,126
2013	14.437980	17.011103	17.82%	1,126
2012	13.045391	14.437980	10.67%	1,126
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.658383	13.991080	2.44%	75,439
2013	13.213856	13.658383	3.36%	101,372
2012	12.742431	13.213856	3.70%	101,190
2011	12.554982	12.742431	1.49%	97,701
2010	12.024651	12.554982	4.41%	145,985
2009	11.179749	12.024651	7.56%	151,771
2008	12.065159	11.179749	-7.34%	172,359
2007	11.612509	12.065159	3.90%	100,728
2006	11.093142	11.612509	4.68%	126,764
2005	10.890089	11.093142	1.86%	85,574
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.507013	17.119195	3.71%	399,418
2013	14.354555	16.507013	14.99%	440,400
2012	13.138332	14.354555	9.26%	532,657
2011	13.329878	13.138332	-1.44%	672,257
2010	12.188811	13.329878	9.36%	796,260
2009	10.376310	12.188811	17.47%	1,041,046
2008	13.702051	10.376310	-24.27%	1,030,858
2007	13.153254	13.702051	4.17%	1,270,417
2006	11.979453	13.153254	9.80%	1,163,868
2005	11.532734	11.979453	3.87%	1,122,851
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.804702	18.425665	3.49%	212,913
2013	14.755526	17.804702	20.66%	243,757
2012	13.155324	14.755526	12.16%	306,389
2011	13.631623	13.155324	-3.49%	405,705
2010	12.252537	13.631623	11.26%	524,639
2009	9.989754	12.252537	22.65%	843,892
2008	14.767442	9.989754	-32.35%	882,111
2007	14.110426	14.767442	4.66%	1,071,084
2006	12.493570	14.110426	12.94%	1,111,525
2005	11.833566	12.493570	5.58%	1,211,062
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.322942	15.824478	3.27%	88,009
2013	14.064436	15.322942	8.95%	93,856
2012	13.203082	14.064436	6.52%	122,825
2011	13.119542	13.203082	0.64%	152,942
2010	12.261505	13.119542	7.00%	217,686
2009	10.854964	12.261505	12.96%	248,347
2008	12.958668	10.854964	-16.23%	276,552
2007	12.416152	12.958668	4.37%	334,398
2006	11.613758	12.416152	6.91%	347,709
2005	11.272511	11.613758	3.03%	377,899
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.103926	22.639583	7.28%	453,908
2013	15.656863	21.103926	34.79%	536,698
2012	13.379633	15.656863	17.02%	651,364
2011	13.879239	13.379633	-3.60%	773,701
2010	12.937705	13.879239	7.28%	954,179
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.136201	1.36%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	39.801118	42.940824	7.89%	48,577
2013	30.339423	39.801118	31.19%	54,849
2012	26.194264	30.339423	15.82%	64,647
2011	27.258994	26.194264	-3.91%	79,658
2010	21.905984	27.258994	24.44%	93,667
2009	16.245788	21.905984	34.84%	142,877
2008	25.932810	16.245788	-37.35%	175,068
2007	24.454381	25.932810	6.05%	209,015
2006	22.568763	24.454381	8.35%	255,755
2005	20.417909	22.568763	10.53%	326,730
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.086075	10.930871	-1.40%	204,663
2013	11.243481	11.086075	-1.40%	217,376
2012	11.403562	11.243481	-1.40%	344,275
2011	11.565023	11.403562	-1.40%	522,023
2010	11.729216	11.565023	-1.40%	470,968
2009	11.890766	11.729216	-1.36%	732,434
2008	11.816919	11.890766	0.62%	1,191,917
2007	11.437465	11.816919	3.32%	812,858
2006	11.096705	11.437465	3.07%	560,557
2005	10.961374	11.096705	1.23%	452,924
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.718275	18.148708	2.43%	41,452
2013	18.174214	17.718275	-2.51%	37,357
2012	16.421308	18.174214	10.67%	49,682
2011	15.778518	16.421308	4.07%	49,649
2010	14.470434	15.778518	9.04%	66,810
2009	11.799208	14.470434	22.64%	80,095
2008	14.468591	11.799208	-18.45%	80,303
2007	14.026433	14.468591	3.15%	137,512
2006	13.568574	14.026433	3.37%	150,465
2005	13.467108	13.568574	0.75%	140,348
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.511590	18.068403	-2.39%	66,493
2013	15.469631	18.511590	19.66%	0
2012	13.535290	15.469631	14.29%	0
2011	15.138326	13.535290	-10.59%	0
2010	13.451439	15.138326	12.54%	0
2009*	10.000000	13.451439	34.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.020295	-9.80%	7,024

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.407747	14.599663	8.89%	26,213
2013	10.091991	13.407747	32.86%	34,323
2012	8.796906	10.091991	14.72%	50,050
2011	9.188587	8.796906	-4.26%	63,815
2010	8.067649	9.188587	13.89%	110,204
2009	6.304802	8.067649	27.96%	64,030
2008*	10.000000	6.304802	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.003932	16.349912	8.97%	14,678
2013	11.235257	15.003932	33.54%	18,071
2012	9.672458	11.235257	16.16%	21,423
2011	10.416860	9.672458	-7.15%	23,475
2010*	10.000000	10.416860	4.17%	30,681
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.553952	13.646136	8.70%	282
2013	9.429299	12.553952	33.14%	282
2012	8.132803	9.429299	15.94%	282
2011	8.783164	8.132803	-7.40%	1,910
2010	7.900785	8.783164	11.17%	5,119
2009	6.289031	7.900785	25.63%	8,817
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.290362	14.658829	2.58%	138,149
2013	10.430873	14.290362	37.00%	165,759
2012	9.207097	10.430873	13.29%	196,926
2011	9.749946	9.207097	-5.57%	240,811
2010	7.797173	9.749946	25.04%	303,312
2009	6.220733	7.797173	25.34%	394,434
2008*	10.000000	6.220733	-37.79%	7,682
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.014820	17.324375	15.38%	174,459
2013	11.223612	15.014820	33.78%	203,878
2012	9.784057	11.223612	14.71%	232,530
2011	10.158513	9.784057	-3.69%	252,147
2010	8.611937	10.158513	17.96%	293,700
2009	6.694455	8.611937	28.64%	331,540
2008*	10.000000	6.694455	-33.06%	14,280

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.593612	21.889905	1.37%	24,132
2013	15.177795	21.593612	42.27%	27,410
2012	13.570259	15.177795	11.85%	32,970
2011	13.852352	13.570259	-2.04%	37,526
2010	11.198962	13.852352	23.69%	50,005
2009	8.910934	11.198962	25.68%	69,438
2008	16.867623	8.910934	-47.17%	79,122
2007	15.588507	16.867623	8.21%	93,854
2006	15.318030	15.588507	1.77%	102,117
2005	14.372068	15.318030	6.58%	148,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	50.197125	52.969902	5.52%	43,473
2013	36.260190	50.197125	38.44%	53,256
2012	30.533520	36.260190	18.76%	64,208
2011	32.620202	30.533520	-6.40%	76,190
2010	26.130932	32.620202	24.83%	92,050
2009	20.997459	26.130932	24.45%	132,361
2008	31.388067	20.997459	-33.10%	156,941
2007	34.193682	31.388067	-8.21%	187,020
2006	29.564986	34.193682	15.66%	225,571
2005	29.089641	29.564986	1.63%	289,015
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	41.029765	40.785081	-0.60%	62,696
2013	29.531592	41.029765	38.94%	70,772
2012	25.931771	29.531592	13.88%	84,858
2011	27.847272	25.931771	-6.88%	105,451
2010	22.536251	27.847272	23.57%	125,999
2009	16.967998	22.536251	32.82%	137,610
2008	27.841912	16.967998	-39.06%	169,391
2007	27.649899	27.841912	0.69%	222,352
2006	25.028404	27.649899	10.47%	240,337
2005	22.599126	25.028404	10.75%	271,866
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	17.212463	19.033161	10.58%	77,913
2013	13.315422	17.212463	29.27%	90,123
2012	11.824177	13.315422	12.61%	98,429
2011	11.928634	11.824177	-0.88%	112,282
2010	10.663668	11.928634	11.86%	131,185
2009	8.576821	10.663668	24.33%	168,279
2008	14.883829	8.576821	-42.37%	192,479
2007	13.954626	14.883829	6.66%	237,553
2006	12.454858	13.954626	12.04%	237,534
2005	11.756316	12.454858	5.94%	281,719

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.282015	14.337324	27.08%	124,528
2013	11.104067	11.282015	1.60%	124,889
2012	9.726579	11.104067	14.16%	169,400
2011	9.262269	9.726579	5.01%	185,237
2010	7.215778	9.262269	28.36%	229,992
2009	5.593521	7.215778	29.00%	305,056
2008*	10.000000	5.593521	-44.06%	11,863
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.690929	13.034700	11.49%	11,058
2013*	10.000000	11.690929	16.91%	3,033
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.571704	10.475188	-0.91%	11,125
2013	10.710524	10.571704	-1.30%	13,083
2012	10.493248	10.710524	2.07%	19,733
2011	10.505471	10.493248	-0.12%	19,062
2010	10.402907	10.505471	0.99%	46,530
2009	9.850295	10.402907	5.61%	61,206
2008*	10.000000	9.850295	-1.50%	1,098
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.561167	12.949016	3.09%	1,701
2013*	10.000000	12.561167	25.61%	1,521
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.320458	14.780942	-9.43%	5,264
2013	13.782602	16.320458	18.41%	6,699
2012	11.691392	13.782602	17.89%	4,081
2011	13.539657	11.691392	-13.65%	4,979
2010	12.912369	13.539657	4.86%	5,533
2009*	10.000000	12.912369	29.12%	10,798
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.574797	10.490360	-0.80%	15,868
2013	10.659198	10.574797	-0.79%	17,373
2012	10.334992	10.659198	3.14%	18,655
2011	10.451154	10.334992	-1.11%	27,087
2010	10.067484	10.451154	3.81%	28,670
2009	9.009695	10.067484	11.74%	53,430
2008	10.555062	9.009695	-14.64%	46,029
2007	10.218181	10.555062	3.30%	83,291
2006	9.944989	10.218181	2.75%	62,045
2005	9.942308	9.944989	0.03%	47,697

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.359183	12.609088	2.02%	2,764
2013	8.595051	12.359183	43.79%	14,446
2012	8.010729	8.595051	7.29%	2,642
2011	8.211320	8.010729	-2.44%	2,765
2010	6.962419	8.211320	17.94%	2,771
2009	5.752371	6.962419	21.04%	2,858
2008	9.639072	5.752371	-40.32%	2,871
2007	9.726615	9.639072	-0.90%	134
2006*	10.000000	9.726615	-2.73%	122
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.796293	20.457226	8.84%	2,615
2013	13.853638	18.796293	35.68%	4,623
2012	12.660703	13.853638	9.42%	2,116
2011	13.248211	12.660703	-4.43%	2,795
2010	10.936610	13.248211	21.14%	9,745
2009	8.439623	10.936610	29.59%	2,042
2008	14.134860	8.439623	-40.29%	3,461
2007	13.322362	14.134860	6.10%	36,552
2006	11.882732	13.322362	12.12%	22,653
2005	11.277640	11.882732	5.37%	2,604
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	22.133437	25.186304	13.79%	0
2013	17.302030	22.133437	27.92%	0
2012	15.377176	17.302030	12.52%	0
2011	15.776364	15.377176	-2.53%	0
2010	14.623163	15.776364	7.89%	0
2009	10.262211	14.623163	42.50%	304,427
2008	19.104160	10.262211	-46.28%	354,112
2007	16.975039	19.104160	12.54%	392,761
2006	15.947833	16.975039	6.44%	456,662
2005	15.388983	15.947833	3.63%	514,049
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.999635	22.946306	4.30%	53,461
2013	16.407668	21.999635	34.08%	64,098
2012	14.290760	16.407668	14.81%	74,716
2011	14.336167	14.290760	-0.32%	89,839
2010	11.406673	14.336167	25.68%	104,037
2009	8.723969	11.406673	30.75%	139,042
2008	17.372133	8.723969	-49.78%	157,697
2007	16.570821	17.372133	4.84%	171,333
2006	16.323041	16.570821	1.52%	181,101
2005	14.737397	16.323041	10.76%	192,957

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.140382	18.296407	0.86%	232,153
2013	14.451565	18.140382	25.53%	119,468
2012	12.086923	14.451565	19.56%	130,830
2011	13.366337	12.086923	-9.57%	147,854
2010	11.689703	13.366337	14.34%	171,535
2009	8.482166	11.689703	37.82%	224,488
2008	14.383197	8.482166	-41.03%	268,681
2007	13.721463	14.383197	4.82%	367,405
2006	11.823860	13.721463	16.05%	435,070
2005	10.490302	11.823860	12.71%	485,655
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.998294	10.138168	1.40%	3,551
2013	10.153699	9.998294	-1.53%	7,088
2012*	10.000000	10.153699	1.54%	1,945
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.027900	-9.72%	2,119
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.143043	21.986841	9.15%	95,736
2013	15.503064	20.143043	29.93%	111,897
2012	13.453826	15.503064	15.23%	129,448
2011	13.646425	13.453826	-1.41%	169,173
2010	11.919993	13.646425	14.48%	219,012
2009	9.423709	11.919993	26.49%	276,037
2008	15.533481	9.423709	-39.33%	317,168
2007	15.087777	15.533481	2.95%	363,133
2006	13.302642	15.087777	13.42%	374,647
2005	12.730190	13.302642	4.50%	423,423
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.328616	16.917657	10.37%	3,268
2013	11.024374	15.328616	39.04%	10,830
2012	9.476668	11.024374	16.33%	10,039
2011	9.828402	9.476668	-3.58%	9,460
2010	8.077252	9.828402	21.68%	7,583
2009	5.971012	8.077252	35.27%	15,763
2008	9.740855	5.971012	-38.70%	16,646
2007	10.000925	9.740855	-2.60%	19,519
2006*	10.000000	10.000925	0.01%	13,451
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.480118	10.380393	-0.95%	15,214
2013	10.617321	10.480118	-1.29%	13,230
2012*	10.000000	10.617321	6.17%	13,345
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.694333	-3.06%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.970971	11.838901	-1.10%	2,394
2013	12.994281	11.970971	-7.88%	1,817
2012	12.523974	12.994281	3.76%	29,795
2011	11.715321	12.523974	6.90%	40,401
2010	10.863506	11.715321	7.84%	38,771
2009*	10.000000	10.863506	8.64%	2,600
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.593767	11.516995	-0.66%	44,858
2013	11.785758	11.593767	-1.63%	80,148
2012	11.303572	11.785758	4.27%	69,129
2011	11.349250	11.303572	-0.40%	58,344
2010	10.942921	11.349250	3.71%	63,677
2009*	10.000000	10.942921	9.43%	42,169
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.312970	13.532374	1.65%	0
2013	14.872887	13.312970	-10.49%	0
2012	13.870330	14.872887	7.23%	0
2011	12.596832	13.870330	10.11%	0
2010	11.817145	12.596832	6.60%	0
2009	10.126988	11.817145	16.69%	0
2008	11.046758	10.126988	-8.33%	0
2007	10.126425	11.046758	9.09%	0
2006*	10.000000	10.126425	1.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.691639	15.104638	2.81%	0
2013	15.197449	14.691639	-3.33%	0
2012	14.063664	15.197449	8.06%	0
2011	13.766554	14.063664	2.16%	0
2010	12.914239	13.766554	6.60%	0
2009	11.486267	12.914239	12.43%	0
2008	11.121235	11.486267	3.28%	0
2007	10.373094	11.121235	7.21%	0
2006*	10.000000	10.373094	3.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.423839	10.706236	2.71%	47,918
2013	10.793451	10.423839	-3.42%	48,063
2012	9.997303	10.793451	7.96%	36,683
2011*	10.000000	9.997303	-0.03%	5,992

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.812881	13.132112	-4.93%	0
2013	11.578948	13.812881	19.29%	0
2012	10.913765	11.578948	6.09%	0
2011	12.592305	10.913765	-13.33%	0
2010	9.826745	12.592305	28.14%	0
2009	6.306022	9.826745	55.83%	0
2008	11.274080	6.306022	-44.07%	0
2007	10.997597	11.274080	2.51%	0
2006*	10.000000	10.997597	9.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.984956	28.445811	29.39%	27,539
2013	14.813993	21.984956	48.41%	42,451
2012	11.469343	14.813993	29.16%	37,518
2011	10.537474	11.469343	8.84%	19,533
2010*	10.000000	10.537474	5.37%	1,984
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.083548	12.850270	6.35%	5,575
2013	12.294099	12.083548	-1.71%	2,421
2012	11.393500	12.294099	7.90%	4,103
2011	10.937141	11.393500	4.17%	12,835
2010	10.352730	10.937141	5.64%	9,771
2009	9.576107	10.352730	8.11%	15,881
2008	10.815830	9.576107	-11.46%	17,929
2007	10.402929	10.815830	3.97%	27,508
2006*	10.000000	10.402929	4.03%	11,235
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	41.690950	42.310672	1.49%	3,499
2013	46.337422	41.690950	-10.03%	4,428
2012	39.840934	46.337422	16.31%	4,555
2011	37.750186	39.840934	5.54%	7,229
2010	34.886363	37.750186	8.21%	7,827
2009	27.172779	34.886363	28.39%	9,864
2008	32.413104	27.172779	-16.17%	10,354
2007	30.859988	32.413104	5.03%	19,419
2006	28.244481	30.859988	9.26%	25,019
2005	25.518160	28.244481	10.68%	33,207

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.334703	16.453037	0.72%	0
2013	14.288137	16.334703	14.32%	0
2012	12.729172	14.288137	12.25%	0
2011	13.402613	12.729172	-5.02%	0
2010	12.861786	13.402613	4.20%	0
2009	9.842625	12.861786	30.67%	0
2008	18.027497	9.842625	-45.40%	0
2007	15.956721	18.027497	12.98%	0
2006	12.932254	15.956721	23.39%	0
2005	11.808336	12.932254	9.52%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	57.372034	56.334025	-1.81%	4,020
2013	51.942908	57.372034	10.45%	5,421
2012	40.584488	51.942908	27.99%	7,506
2011	55.425541	40.584488	-26.78%	2,950
2010	44.316971	55.425541	25.07%	3,445
2009	21.083641	44.316971	110.20%	3,933
2008	60.715138	21.083641	-65.27%	4,380
2007	44.749051	60.715138	35.68%	6,115
2006	32.534103	44.749051	37.55%	6,652
2005	24.996452	32.534103	30.15%	8,891
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	48.644610	38.800263	-20.24%	9,235
2013	44.633626	48.644610	8.99%	11,288
2012	43.786283	44.633626	1.94%	15,003
2011	53.150799	43.786283	-17.62%	2,749
2010	41.710547	53.150799	27.43%	4,125
2009	26.852986	41.710547	55.33%	4,310
2008	50.552578	26.852986	-46.88%	5,401
2007	35.274668	50.552578	43.31%	4,588
2006	28.735989	35.274668	22.75%	7,496
2005	19.214216	28.735989	49.56%	15,350
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.476472	8.331203	-20.48%	5,602
2013	9.633425	10.476472	8.75%	4,135
2012*	10.000000	9.633425	-3.67%	4,039

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	16.218211	17.622175	8.66%	4,735
2013	12.281488	16.218211	32.05%	4,959
2012	10.712401	12.281488	14.65%	5,029
2011	11.660281	10.712401	-8.13%	5,044
2010	10.526327	11.660281	10.77%	5,060
2009	8.402066	10.526327	25.28%	2,653
2008	13.714958	8.402066	-38.74%	1,556
2007	12.651647	13.714958	8.40%	7,189
2006	11.286654	12.651647	12.09%	4,231
2005	10.525819	11.286654	7.23%	4,230
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.227573	23.439797	-3.25%	3,361
2013	16.355805	24.227573	48.13%	5,152
2012	15.378152	16.355805	6.36%	4,519
2011	16.347518	15.378152	-5.93%	3,872
2010	13.078108	16.347518	25.00%	6,820
2009*	10.000000	13.078108	30.78%	2,368

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.502310	25.233564	7.37%	0
2013	17.326930	23.502310	35.64%	63
2012	14.841377	17.326930	16.75%	164
2011	16.480266	14.841377	-9.94%	634
2010	13.210063	16.480266	24.76%	1,569
2009	9.396216	13.210063	40.59%	979
2008	14.839422	9.396216	-36.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.222784	13.461043	1.80%	4,693
2013	14.660477	13.222784	-9.81%	4,751
2012	13.853507	14.660477	5.83%	5,250
2011	12.579318	13.853507	10.13%	2,284
2010	12.142758	12.579318	3.60%	2,783
2009	11.179458	12.142758	8.62%	9,098
2008	11.527071	11.179458	-3.02%	7,516
2007	10.683311	11.527071	7.90%	1,138
2006	10.670686	10.683311	0.12%	1,195
2005	10.660662	10.670686	0.09%	5,061
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.852724	22.011161	10.87%	8,307
2013	14.831750	19.852724	33.85%	8,358
2012	13.116528	14.831750	13.08%	10,370
2011	12.907424	13.116528	1.62%	11,112
2010	11.474011	12.907424	12.49%	12,815
2009	9.858737	11.474011	16.38%	17,305
2008	15.293548	9.858737	-35.54%	18,738
2007	15.530272	15.293548	-1.52%	18,712
2006	13.458402	15.530272	15.39%	21,221
2005	13.051431	13.458402	3.12%	28,270
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	19.435866	18.099243	-6.88%	0
2013	16.111091	19.435866	20.64%	0
2012	13.493256	16.111091	19.40%	0
2011	15.565999	13.493256	-13.32%	0
2010	13.941581	15.565999	11.65%	0
2009	10.575796	13.941581	31.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.166323	19.695800	14.74%	534
2013	13.387193	17.166323	28.23%	1,037
2012	11.677860	13.387193	14.64%	407
2011	11.932093	11.677860	-2.13%	789
2010	10.152758	11.932093	17.53%	547
2009	7.928090	10.152758	28.06%	1,863
2008	10.634032	7.928090	-25.45%	628
2007	11.046020	10.634032	-3.73%	719
2006*	10.000000	11.046020	10.46%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.655628	30.819579	11.44%	0
2013	21.303483	27.655628	29.82%	0
2012	18.867576	21.303483	12.91%	0
2011	18.952346	18.867576	-0.45%	0
2010	16.955134	18.952346	11.78%	0
2009	14.353499	16.955134	18.13%	46,957
2008	19.891120	14.353499	-27.84%	42,102
2007	21.278799	19.891120	-6.52%	51,299
2006	18.196661	21.278799	16.94%	50,365
2005	17.578743	18.196661	3.52%	54,166
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.137710	15.206461	0.45%	11,169
2013	13.425066	15.137710	12.76%	13,902
2012	12.388328	13.425066	8.37%	14,559
2011	13.045088	12.388328	-5.03%	13,267
2010	12.059777	13.045088	8.17%	10,346
2009*	10.000000	12.059777	20.60%	6,787
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.222171	12.721688	4.09%	0
2013*	10.000000	12.222171	22.22%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.878488	8.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.582274	24.430581	3.60%	10,085
2013	17.005377	23.582274	38.68%	10,221
2012	14.909191	17.005377	14.06%	10,504
2011	15.043438	14.909191	-0.89%	10,494
2010	12.131407	15.043438	24.00%	10,751
2009	9.845842	12.131407	23.21%	12,066
2008	14.461573	9.845842	-31.92%	3,814
2007	14.772279	14.461573	-2.10%	4,049
2006	13.101031	14.772279	12.76%	3,078
2005	12.396547	13.101031	5.68%	9,666

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.297102	18.221417	11.81%	4,205
2013	12.309273	16.297102	32.40%	4,310
2012	11.155011	12.309273	10.35%	5,560
2011	11.217703	11.155011	-0.56%	5,972
2010	9.913825	11.217703	13.15%	6,859
2009	7.520932	9.913825	31.82%	13,674
2008	11.638187	7.520932	-35.38%	15,229
2007	10.957272	11.638187	6.21%	17,281
2006	10.181289	10.957272	7.62%	20,564
2005	9.970177	10.181289	2.12%	22,996
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.147966	21.403570	11.78%	34,463
2013	14.716283	19.147966	30.11%	36,236
2012	12.902704	14.716283	14.06%	41,600
2011	12.850866	12.902704	0.40%	61,523
2010	11.354934	12.850866	13.17%	69,033
2009	9.120253	11.354934	24.50%	77,273
2008	14.723077	9.120253	-38.05%	76,171
2007	14.194908	14.723077	3.72%	95,021
2006	12.470481	14.194908	13.83%	113,931
2005	12.086394	12.470481	3.18%	129,790
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.012981	21.318699	6.52%	7,210
2013	16.768590	20.012981	19.35%	8,402
2012	15.408708	16.768590	8.83%	9,995
2011	14.342372	15.408708	7.43%	12,787
2010	12.620167	14.342372	13.65%	15,029
2009	10.448718	12.620167	20.78%	21,355
2008	15.050138	10.448718	-30.57%	22,020
2007	14.255975	15.050138	5.57%	23,297
2006	12.418841	14.255975	14.79%	24,950
2005	12.072519	12.418841	2.87%	23,400
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	16.755752	14.973774	-10.64%	0
2013	13.823607	16.755752	21.21%	0
2012	12.450473	13.823607	11.03%	0
2011	15.497497	12.450473	-19.66%	0
2010	15.054672	15.497497	2.94%	0
2009	11.663563	15.054672	29.07%	0
2008	18.882695	11.663563	-38.23%	0
2007	18.397854	18.882695	2.64%	0
2006	15.226858	18.397854	20.83%	0
2005	13.808437	15.226858	10.27%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	16.484572	16.504527	0.12%	0
2013	11.260256	16.484572	46.40%	0
2012	9.477410	11.260256	18.81%	0
2011	11.162131	9.477410	-15.09%	0
2010	8.636085	11.162131	29.25%	0
2009	6.952833	8.636085	24.21%	0
2008	11.305361	6.952833	-38.50%	0
2007	12.899287	11.305361	-12.36%	0
2006	12.613049	12.899287	2.27%	0
2005	12.096380	12.613049	4.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.901823	-0.98%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.204381	17.598049	2.29%	20,621
2013	17.278688	17.204381	-0.43%	20,778
2012	15.979969	17.278688	8.13%	25,518
2011	15.854161	15.979969	0.79%	37,468
2010	14.826476	15.854161	6.93%	40,315
2009	12.491847	14.826476	18.69%	36,884
2008	13.672045	12.491847	-8.63%	30,913
2007	13.165512	13.672045	3.85%	43,402
2006	12.825871	13.165512	2.65%	37,645
2005	12.847380	12.825871	-0.17%	41,951
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.640428	14.027327	2.84%	0
2013	12.206349	13.640428	11.75%	0
2012	11.090415	12.206349	10.06%	0
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
2009	8.301827	10.157509	22.35%	0
2008	11.243560	8.301827	-26.16%	0
2007	10.501921	11.243560	7.06%	0
2006*	10.000000	10.501921	5.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.475332	13.899349	3.15%	852
2013	11.792140	13.475332	14.27%	0
2012	10.571829	11.792140	11.54%	0
2011	10.849065	10.571829	-2.56%	0
2010	9.612773	10.849065	12.86%	1,176
2009	7.574533	9.612773	26.91%	1,259
2008	11.422675	7.574533	-33.69%	0
2007	10.521894	11.422675	8.56%	0
2006*	10.000000	10.521894	5.22%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.638056	14.093683	3.34%	0
2013	11.390127	13.638056	19.74%	0
2012	10.008543	11.390127	13.80%	0
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
2009	7.049968	9.129655	29.50%	0
2008	11.552705	7.049968	-38.98%	0
2007	10.542019	11.552705	9.59%	0
2006*	10.000000	10.542019	5.42%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.996484	31.952770	10.20%	0
2013	22.435335	28.996484	29.24%	0
2012	19.574001	22.435335	14.62%	0
2011	20.399348	19.574001	-4.05%	0
2010	17.675281	20.399348	15.41%	0
2009	13.220332	17.675281	33.70%	96,929
2008	23.377160	13.220332	-43.45%	100,597
2007	20.188342	23.377160	15.80%	97,368
2006	18.357045	20.188342	9.98%	96,002
2005	15.940662	18.357045	15.16%	91,550
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.171054	10.463214	-14.03%	2,984
2013	9.948062	12.171054	22.35%	2,988
2012	9.638456	9.948062	3.21%	3,090
2011	10.316401	9.638456	-6.57%	10,921
2010	8.785117	10.316401	17.43%	12,707
2009	6.040655	8.785117	45.43%	19,822
2008	13.443845	6.040655	-55.07%	18,481
2007	9.367249	13.443845	43.52%	11,735
2006*	10.000000	9.367249	-6.33%	13,616
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.822881	22.295332	7.07%	22,903
2013	16.505584	20.822881	26.16%	25,051
2012	14.292433	16.505584	15.48%	28,786
2011	14.378804	14.292433	-0.60%	38,763
2010	12.677441	14.378804	13.42%	53,750
2009	9.892995	12.677441	28.15%	81,266
2008	17.521257	9.892995	-43.54%	87,083
2007	17.531934	17.521257	-0.06%	105,230
2006	14.814417	17.531934	18.34%	124,847
2005	14.213371	14.814417	4.23%	131,252

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.184676	16.775671	10.48%	0
2013	11.183204	15.184676	35.78%	0
2012	9.499268	11.183204	17.73%	0
2011	9.433060	9.499268	0.70%	0
2010	7.740722	9.433060	21.86%	0
2009	5.390221	7.740722	43.61%	7,750
2008	12.171365	5.390221	-55.71%	7,660
2007	10.038281	12.171365	21.25%	10,259
2006	9.672813	10.038281	3.78%	9,107
2005	9.015753	9.672813	7.29%	8,809
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.685707	20.475058	9.58%	14,089
2013	13.920714	18.685707	34.23%	17,777
2012	12.332230	13.920714	12.88%	19,276
2011	12.495657	12.332230	-1.31%	22,699
2010	10.220627	12.495657	22.26%	25,399
2009	8.093000	10.220627	26.29%	38,233
2008	15.563709	8.093000	-48.00%	38,142
2007	12.448828	15.563709	25.02%	54,996
2006	11.834788	12.448828	5.19%	61,877
2005	11.363725	11.834788	4.15%	69,096
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.165795	16.102585	-0.39%	2,496
2013	15.493571	16.165795	4.34%	2,506
2012	13.767645	15.493571	12.54%	3,795
2011	13.442010	13.767645	2.42%	3,808
2010	11.986961	13.442010	12.14%	4,051
2009	8.459919	11.986961	41.69%	4,566
2008	11.455663	8.459919	-26.15%	5,788
2007	11.324289	11.455663	1.16%	6,265
2006	10.335185	11.324289	9.57%	8,286
2005	10.228738	10.335185	1.04%	24,515
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.554408	14.126484	4.22%	2,514
2013	14.018752	13.554408	-3.31%	2,892
2012	13.449621	14.018752	4.23%	3,721
2011	12.729366	13.449621	5.66%	6,651
2010	11.995456	12.729366	6.12%	15,331
2009	10.522621	11.995456	14.00%	22,053
2008	11.046997	10.522621	-4.75%	23,204
2007	10.757370	11.046997	2.69%	23,196
2006	10.465216	10.757370	2.79%	22,340
2005	10.402383	10.465216	0.60%	17,425

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.599050	16.325407	4.66%	3,881
2013	11.633223	15.599050	34.09%	4,934
2012	10.287348	11.633223	13.08%	9,936
2011	11.691389	10.287348	-12.01%	22,232
2010	9.217537	11.691389	26.84%	31,685
2009	6.680093	9.217537	37.99%	33,406
2008	11.205785	6.680093	-40.39%	33,870
2007	9.846616	11.205785	13.80%	23,280
2006*	10.000000	9.846616	-1.53%	16,108
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.699795	17.829743	-9.49%	2,986
2013	15.332114	19.699795	28.49%	3,067
2012	12.906937	15.332114	18.79%	4,293
2011	15.822499	12.906937	-18.43%	4,388
2010	14.209012	15.822499	11.36%	4,508
2009	11.403279	14.209012	24.60%	4,559
2008	20.613530	11.403279	-44.68%	7,466
2007	17.847473	20.613530	15.50%	5,497
2006	15.353778	17.847473	16.24%	4,616
2005	13.094692	15.353778	17.25%	4,665
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.049671	22.132743	5.15%	2,596
2013	16.374110	21.049671	28.55%	2,959
2012	13.072699	16.374110	25.25%	3,663
2011	14.552334	13.072699	-10.17%	3,663
2010	11.677127	14.552334	24.62%	4,977
2009	7.528076	11.677127	55.11%	5,178
2008	15.646148	7.528076	-51.89%	6,328
2007	15.035657	15.646148	4.06%	8,063
2006	13.129617	15.035657	14.52%	7,449
2005	12.990391	13.129617	1.07%	8,251
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.367168	12.534961	1.36%	3,658
2013	10.138969	12.367168	21.98%	3,809
2012	8.920699	10.138969	13.66%	3,809
2011	9.193434	8.920699	-2.97%	3,809
2010	8.461035	9.193434	8.66%	5,086
2009	6.591481	8.461035	28.36%	4,444
2008*	10.000000	6.591481	-34.09%	1,760

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.694972	15.150356	3.10%	9,632
2013	13.086696	14.694972	12.29%	8,919
2012	11.788201	13.086696	11.02%	8,622
2011	11.682728	11.788201	0.90%	24,838
2010	10.521206	11.682728	11.04%	68,789
2009	7.873384	10.521206	33.63%	68,468
2008	11.357564	7.873384	-30.68%	67,438
2007	11.108263	11.357564	2.24%	47,830
2006*	10.000000	11.108263	11.08%	4,108
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	24.415928	24.199263	-0.89%	1,801
2013	18.185049	24.415928	34.26%	1,907
2012	15.587078	18.185049	16.67%	3,368
2011	16.433932	15.587078	-5.15%	8,136
2010	13.005172	16.433932	26.36%	11,863
2009	10.217490	13.005172	27.28%	12,162
2008	15.478667	10.217490	-33.99%	11,874
2007	16.090636	15.478667	-3.80%	5,222
2006	13.956702	16.090636	15.29%	6,403
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.337239	-6.63%	5,970
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.162566	16.828712	-12.18%	0
2013	15.773367	19.162566	21.49%	0
2012	13.496174	15.773367	16.87%	0
2011	15.291627	13.496174	-11.74%	0
2010	14.277830	15.291627	7.10%	0
2009	10.548801	14.277830	35.35%	0
2008	17.910554	10.548801	-41.10%	0
2007	15.697116	17.910554	14.10%	0
2006	13.087694	15.697116	19.94%	0
2005	12.020412	13.087694	8.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2014*	10.000000	8.649601	-13.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2014	19.453733	17.037446	-12.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.987313	-0.13%	4,868
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.394453	11.791168	3.48%	0
2013	9.692796	11.394453	17.56%	0
2012	8.437591	9.692796	14.88%	0
2011	10.168820	8.437591	-17.02%	0
2010	8.918993	10.168820	14.01%	0
2009	7.558878	8.918993	17.99%	0
2008	12.448855	7.558878	-39.28%	0
2007	11.602156	12.448855	7.30%	0
2006*	10.000000	11.602156	16.02%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.942505	14.419299	11.41%	0
2013	10.061927	12.942505	28.63%	0
2012	8.817861	10.061927	14.11%	0
2011	9.351964	8.817861	-5.71%	0
2010	7.642037	9.351964	22.38%	0
2009	5.386463	7.642037	41.87%	0
2008	9.104513	5.386463	-40.84%	0
2007	10.315062	9.104513	-11.74%	0
2006*	10.000000	10.315062	3.15%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.886844	14.603851	5.16%	0
2013	12.324941	13.886844	12.67%	0
2012	11.039845	12.324941	11.64%	0
2011	11.129166	11.039845	-0.80%	0
2010	10.214032	11.129166	8.96%	0
2009	8.249929	10.214032	23.81%	0
2008	11.499152	8.249929	-28.26%	0
2007	11.004798	11.499152	4.49%	0
2006*	10.000000	11.004798	10.05%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.855848	15.754757	6.05%	0
2013	11.316021	14.855848	31.28%	0
2012	9.941590	11.316021	13.83%	0
2011	10.545945	9.941590	-5.73%	0
2010	9.176350	10.545945	14.93%	0
2009	7.000546	9.176350	31.08%	0
2008	11.536953	7.000546	-39.32%	0
2007	11.387009	11.536953	1.32%	0
2006*	10.000000	11.387009	13.87%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.771567	16.943846	1.03%	0
2013	15.848326	16.771567	5.83%	0
2012	14.000527	15.848326	13.20%	0
2011	14.211284	14.000527	-1.48%	0
2010	12.492509	14.211284	13.76%	0
2009	7.337855	12.492509	70.25%	0
2008	10.633911	7.337855	-31.00%	0
2007	10.571782	10.633911	0.59%	0
2006*	10.000000	10.571782	5.72%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.564087	19.014052	-2.81%	0
2013	14.512216	19.564087	34.81%	0
2012	12.322390	14.512216	17.77%	0
2011	13.107356	12.322390	-5.99%	0
2010	10.912009	13.107356	20.12%	0
2009	7.100855	10.912009	53.67%	0
2008	11.732573	7.100855	-39.48%	0
2007	10.799047	11.732573	8.64%	0
2006*	10.000000	10.799047	7.99%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.311097	17.215858	-0.55%	0
2013	13.175247	17.311097	31.39%	0
2012	11.415348	13.175247	15.42%	0
2011	12.521412	11.415348	-8.83%	0
2010	10.785783	12.521412	16.09%	0
2009	7.604188	10.785783	41.84%	0
2008	10.786546	7.604188	-29.50%	0
2007	10.746274	10.786546	0.37%	0
2006*	10.000000	10.746274	7.46%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.148294	15.170322	7.22%	0
2013	10.157510	14.148294	39.29%	0
2012	9.239665	10.157510	9.93%	0
2011	9.562681	9.239665	-3.38%	0
2010	7.458449	9.562681	28.21%	0
2009	5.597969	7.458449	33.23%	0
2008	10.763552	5.597969	-47.99%	0
2007	10.343142	10.763552	4.06%	0
2006*	10.000000	10.343142	3.43%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.179225	13.831482	13.57%	0
2013	9.634355	12.179225	26.41%	0
2012	8.830300	9.634355	9.11%	0
2011	9.364663	8.830300	-5.71%	0
2010	8.146185	9.364663	14.96%	0
2009	6.201934	8.146185	31.35%	0
2008	10.000623	6.201934	-37.98%	0
2007	10.817217	10.000623	-7.55%	0
2006*	10.000000	10.817217	8.17%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.234133	11.250504	-8.04%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.315677	16.712359	-3.48%	431
2013	13.318885	17.315677	30.01%	455
2012	11.021500	13.318885	20.84%	0
2011	11.286140	11.021500	-2.34%	0
2010*	10.000000	11.286140	12.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.332785	14.248385	6.87%	0
2013	9.654033	13.332785	38.11%	0
2012*	10.000000	9.654033	-3.46%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.275279	14.151458	6.60%	0
2013	9.635882	13.275279	37.77%	0
2012*	10.000000	9.635882	-3.64%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	18.328954	19.534642	6.58%	0
2013	14.389682	18.328954	27.38%	0
2012	12.821932	14.389682	12.23%	0
2011	13.018425	12.821932	-1.51%	0
2010	12.057696	13.018425	7.97%	0
2009	9.536487	12.057696	26.44%	0
2008	13.852365	9.536487	-31.16%	0
2007	13.001970	13.852365	6.54%	0
2006	11.304574	13.001970	15.02%	0
2005	10.891812	11.304574	3.79%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.477977	13.408032	7.45%	0
2013	10.114396	12.477977	23.37%	0
2012	9.116987	10.114396	10.94%	0
2011*	10.000000	9.116987	-8.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.257175	21.531452	17.93%	0
2013	13.181594	18.257175	38.51%	0
2012	11.063790	13.181594	19.14%	0
2011	10.799678	11.063790	2.45%	0
2010	10.407622	10.799678	3.77%	0
2009	8.271597	10.407622	25.82%	0
2008	11.758772	8.271597	-29.66%	0
2007	10.668014	11.758772	10.22%	0
2006*	10.000000	10.668014	6.68%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.435843	12.917786	12.96%	0
2013	11.297575	11.435843	1.22%	0
2012	8.947965	11.297575	26.26%	0
2011	9.711483	8.947965	-7.86%	0
2010	8.385642	9.711483	15.81%	0
2009	6.469422	8.385642	29.62%	0
2008	11.859928	6.469422	-45.45%	0
2007	12.741165	11.859928	-6.92%	0
2006*	10.000000	12.741165	27.41%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.570801	22.317225	-1.12%	0
2013	19.243879	22.570801	17.29%	0
2012	16.902323	19.243879	13.85%	0
2011	18.390342	16.902323	-8.09%	0
2010	16.533932	18.390342	11.23%	0
2009	12.405241	16.533932	33.28%	0
2008	21.113905	12.405241	-41.25%	0
2007	18.677008	21.113905	13.05%	0
2006	14.778470	18.677008	26.38%	0
2005	12.715583	14.778470	16.22%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.099348	13.902362	6.13%	0
2013	9.730361	13.099348	34.62%	0
2012*	10.000000	9.730361	-2.70%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.270409	28.260758	-6.64%	6,522
2013	24.546613	30.270409	23.32%	6,582
2012	20.900660	24.546613	17.44%	6,582
2011	22.854476	20.900660	-8.55%	6,936
2010	21.339290	22.854476	7.10%	6,655
2009*	10.000000	21.339290	23.23%	1,440

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.976564	25.083245	0.43%	272
2013	22.935881	24.976564	8.90%	823
2012	19.617255	22.935881	16.92%	741
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.243862	23.646416	6.31%	452
2013	17.370636	22.243862	28.05%	1,401
2012	15.522004	17.370636	11.91%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.730576	14.677307	6.90%	23,224
2013	10.644779	13.730576	28.99%	24,057
2012	8.721040	10.644779	22.06%	27,334
2011	9.509210	8.721040	-8.29%	34,565
2010	9.061898	9.509210	4.94%	39,903
2009	6.297416	9.061898	43.90%	53,298
2008	11.474682	6.297416	-45.12%	49,299
2007	8.522247	11.474682	34.64%	61,067
2006	7.924857	8.522247	7.54%	45,021
2005	7.144059	7.924857	10.93%	63,653
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.908634	7.444889	7.76%	11,569
2013	5.177780	6.908634	33.43%	10,981
2012	4.409716	5.177780	17.42%	20,335
2011	4.898570	4.409716	-9.98%	18,116
2010	3.995742	4.898570	22.59%	22,201
2009	2.584197	3.995742	54.62%	26,361
2008	4.680325	2.584197	-44.79%	28,536
2007	3.902724	4.680325	19.92%	34,351
2006	3.672506	3.902724	6.27%	19,514
2005	3.340536	3.672506	9.94%	28,968
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.203327	12.303446	-13.38%	21,382
2013	12.611206	14.203327	12.62%	21,938
2012	11.306871	12.611206	11.54%	28,045
2011	16.956484	11.306871	-33.32%	9,904
2010	13.762660	16.956484	23.21%	12,885
2009	7.798599	13.762660	76.48%	20,771
2008	16.565770	7.798599	-52.92%	24,079
2007	13.131471	16.565770	26.15%	31,527
2006	9.086896	13.131471	44.51%	23,508
2005	6.988123	9.086896	30.03%	25,707

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.161571	25.139692	13.44%	988
2013	16.997205	22.161571	30.38%	1,250
2012	14.328229	16.997205	18.63%	1,468
2011	14.231083	14.328229	0.68%	556
2010	11.696896	14.231083	21.67%	556
2009	9.368008	11.696896	24.86%	0
2008	14.232291	9.368008	-34.18%	1,169
2007	14.096964	14.232291	0.96%	1,452
2006	12.242175	14.096964	15.15%	215
2005	11.373957	12.242175	7.63%	2,017
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.443651	-5.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.220089	12.963598	-8.84%	851
2013	10.217655	14.220089	39.17%	1,988
2012*	10.000000	10.217655	2.18%	108
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.088869	22.903449	8.60%	4,275
2013	15.781466	21.088869	33.63%	4,721
2012	13.819348	15.781466	14.20%	7,864
2011	14.087976	13.819348	-1.91%	15,214
2010	12.853443	14.087976	9.60%	25,886
2009	10.651224	12.853443	20.68%	25,036
2008	16.069848	10.651224	-33.72%	24,906
2007	15.156623	16.069848	6.03%	13,057
2006	12.762021	15.156623	18.76%	14,799
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.938609	14.888759	-0.33%	471
2013	11.876359	14.938609	25.78%	633
2012	10.395371	11.876359	14.25%	988
2011	10.738866	10.395371	-3.20%	879
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.895347	11.953869	9.72%	1,492
2013	8.521345	10.895347	27.86%	1,450
2012	7.583645	8.521345	12.36%	1,590
2011	7.748509	7.583645	-2.13%	1,632
2010	6.593381	7.748509	17.52%	2,261
2009	5.012580	6.593381	31.54%	8,616
2008	8.298523	5.012580	-39.60%	9,159
2007	7.044463	8.298523	17.80%	10,302
2006	6.732585	7.044463	4.63%	15,155
2005	6.414387	6.732585	4.96%	17,918

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.270506	22.597245	11.48%	22,501
2013	15.594250	20.270506	29.99%	24,800
2012	13.800679	15.594250	13.00%	30,027
2011	13.913344	13.800679	-0.81%	37,603
2010	12.442635	13.913344	11.82%	49,063
2009*	10.000000	12.442635	24.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.003595	14.489256	3.47%	21,213
2013	11.525811	14.003595	21.50%	21,152
2012	10.107259	11.525811	14.03%	22,028
2011	10.161246	10.107259	-0.53%	20,626
2010	9.204535	10.161246	10.39%	20,633
2009	7.567959	9.204535	21.63%	22,952
2008	10.935557	7.567959	-30.79%	7,490
2007	10.455243	10.935557	4.59%	3,180
2006*	10.000000	10.455243	4.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	2,032
2011	10.860962	11.316569	4.19%	6,191
2010	10.397879	10.860962	4.45%	10,433
2009	9.407821	10.397879	10.52%	12,209
2008	10.591896	9.407821	-11.18%	10,278
2007	10.437325	10.591896	1.48%	7,955
2006*	10.000000	10.437325	4.37%	5,481
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.270238	15.325057	0.36%	346
2013	12.044977	15.270238	26.78%	346
2012	10.011409	12.044977	20.31%	346
2011	11.201198	10.011409	-10.62%	346
2010	10.211900	11.201198	9.69%	346
2009	7.317716	10.211900	39.55%	1,406
2008	12.101040	7.317716	-39.53%	489
2007	10.737612	12.101040	12.70%	489
2006*	10.000000	10.737612	7.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.760579	14.654992	6.50%	7,937
2013	10.773015	13.760579	27.73%	8,385
2012	9.311508	10.773015	15.70%	14,150
2011	9.912974	9.311508	-6.07%	25,120
2010	8.510393	9.912974	16.48%	38,519
2009	6.222418	8.510393	36.77%	3,454
2008	11.318398	6.222418	-45.02%	1,627
2007	10.264514	11.318398	10.27%	1,230
2006*	10.000000	10.264514	2.65%	1,421

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.267337	13.325917	8.63%	1,031
2013	9.361446	12.267337	31.04%	0
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	0
2008	9.796181	5.979217	-38.96%	0
2007*	10.000000	9.796181	-2.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.123389	20.337372	1.06%	5,962
2013	19.070736	20.123389	5.52%	2,941
2012	16.892929	19.070736	12.89%	3,594
2011	16.510569	16.892929	2.32%	3,705
2010	14.805788	16.510569	11.51%	3,826
2009	10.290167	14.805788	43.88%	4,283
2008	14.500192	10.290167	-29.03%	4,170
2007	14.267463	14.500192	1.63%	6,034
2006	13.088926	14.267463	9.00%	5,654
2005	12.972189	13.088926	0.90%	10,004
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.779354	19.127972	7.59%	4,679
2013	13.300526	17.779354	33.67%	4,420
2012	11.393001	13.300526	16.74%	6,237
2011	11.835488	11.393001	-3.74%	7,327
2010	10.373383	11.835488	14.09%	7,039
2009	8.188324	10.373383	26.69%	9,549
2008	13.187082	8.188324	-37.91%	10,468
2007	13.685555	13.187082	-3.64%	17,842
2006	11.980731	13.685555	14.23%	19,426
2005	11.661238	11.980731	2.74%	19,086
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.539515	13.173231	5.05%	16,847
2013	8.847134	12.539515	41.74%	20,490
2012	7.676969	8.847134	15.24%	29,744
2011	8.813764	7.676969	-12.90%	36,998
2010	7.735999	8.813764	13.93%	39,122
2009	5.131922	7.735999	50.74%	49,135
2008*	10.000000	5.131922	-48.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.849454	15.095767	9.00%	424
2013	10.127191	13.849454	36.76%	489
2012	9.216719	10.127191	9.88%	562
2011	9.659198	9.216719	-4.58%	562
2010	7.931024	9.659198	21.79%	562
2009	6.118329	7.931024	29.63%	589
2008*	10.000000	6.118329	-38.82%	1,349

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.222184	12.562584	2.79%	2,719
2013	10.816580	12.222184	12.99%	2,719
2012	9.882961	10.816580	9.45%	2,719
2011	10.164795	9.882961	-2.77%	5,576
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.629777	11.843543	1.84%	569
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	5,021
2011	10.621908	10.615941	-0.06%	5,021
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.319480	12.695698	3.05%	7,178
2013	10.611392	12.319480	16.10%	7,178
2012	9.582525	10.611392	10.74%	7,178
2011	9.955449	9.582525	-3.75%	11,078
2010	9.070489	9.955449	9.76%	9,356
2009	7.547472	9.070489	20.18%	8,870
2008*	10.000000	7.547472	-24.53%	1,839
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.012631	12.436907	3.53%	1,842
2013	12.426914	12.012631	-3.33%	1,842
2012	11.702783	12.426914	6.19%	1,842
2011	11.139841	11.702783	5.05%	1,842
2010	10.558648	11.139841	5.50%	1,842
2009	9.848830	10.558648	7.21%	1,842
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.331847	20.796115	-6.88%	682
2013	22.492709	22.331847	-0.72%	0
2012	19.471803	22.492709	15.51%	0
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
2009	13.812777	22.231185	60.95%	0
2008	33.184857	13.812777	-58.38%	1,317
2007	23.132005	33.184857	43.46%	1,317
2006	17.167614	23.132005	34.74%	1,317
2005	13.133057	17.167614	30.72%	1,317
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.314807	15.782344	3.05%	19,413
2013	16.197017	15.314807	-5.45%	19,974
2012	15.948407	16.197017	1.56%	28,552
2011	15.087774	15.948407	5.70%	31,137
2010	14.611075	15.087774	3.26%	39,998
2009	14.437885	14.611075	1.20%	45,077
2008	13.600397	14.437885	6.16%	47,660
2007	12.879601	13.600397	5.60%	62,411
2006	12.646037	12.879601	1.85%	77,457
2005	12.426052	12.646037	1.77%	77,223
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.713092	13.453640	-1.89%	3,710
2013	11.808942	13.713092	16.12%	620
2012	10.365269	11.808942	13.93%	997
2011	11.655675	10.365269	-11.07%	997
2010	10.439526	11.655675	11.65%	0
2009	8.165994	10.439526	27.84%	0
2008	15.361167	8.165994	-46.84%	0
2007	12.260210	15.361167	25.29%	0
2006	9.355861	12.260210	31.04%	0
2005	7.290600	9.355861	28.33%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.506454	9.713412	-7.55%	40
2013	8.809907	10.506454	19.26%	40
2012	7.562534	8.809907	16.49%	40
2011	8.805007	7.562534	-14.11%	40
2010	8.319006	8.805007	5.84%	40
2009	6.563605	8.319006	26.74%	40
2008	11.703384	6.563605	-43.92%	40
2007	10.857171	11.703384	7.79%	40
2006*	10.000000	10.857171	8.57%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.353126	18.988707	3.46%	1,206
2013	14.635334	18.353126	25.40%	1,203
2012	12.813421	14.635334	14.22%	1,624
2011	13.533627	12.813421	-5.32%	3,806
2010	11.980071	13.533627	12.97%	7,694
2009	9.556444	11.980071	25.36%	19,191
2008	15.354325	9.556444	-37.76%	30,361
2007	14.705289	15.354325	4.41%	46,549
2006	12.767402	14.705289	15.18%	77,857
2005	12.002712	12.767402	6.37%	85,739
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.945458	15.404099	3.07%	405
2013	13.370475	14.945458	11.78%	423
2012	12.403452	13.370475	7.80%	441
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.575947	13.899593	2.38%	4,122
2013	13.140760	13.575947	3.31%	3,927
2012	12.678390	13.140760	3.65%	5,553
2011	12.498208	12.678390	1.44%	17,339
2010	11.976342	12.498208	4.36%	17,539
2009	11.140488	11.976342	7.50%	22,401
2008	12.028901	11.140488	-7.39%	22,834
2007	11.583512	12.028901	3.85%	22,563
2006	11.071052	11.583512	4.63%	19,141
2005	10.873912	11.071052	1.81%	24,481
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.407390	17.007247	3.66%	71,668
2013	14.275165	16.407390	14.94%	76,019
2012	13.072309	14.275165	9.20%	83,916
2011	13.269596	13.072309	-1.49%	104,957
2010	12.139841	13.269596	9.31%	112,234
2009	10.339873	12.139841	17.41%	129,387
2008	13.660867	10.339873	-24.31%	146,884
2007	13.120417	13.660867	4.12%	151,082
2006	11.955598	13.120417	9.74%	138,043
2005	11.515594	11.955598	3.82%	138,382
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.697242	18.305176	3.44%	16,123
2013	14.673907	17.697242	20.60%	17,165
2012	13.089201	14.673907	12.11%	22,927
2011	13.569976	13.089201	-3.54%	23,105
2010	12.203317	13.569976	11.20%	25,681
2009	9.954672	12.203317	22.59%	75,223
2008	14.723058	9.954672	-32.39%	75,236
2007	14.075186	14.723058	4.60%	102,266
2006	12.468670	14.075186	12.88%	104,846
2005	11.815958	12.468670	5.52%	161,169
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.230521	15.721058	3.22%	24,382
2013	13.986697	15.230521	8.89%	24,131
2012	13.136785	13.986697	6.47%	24,219
2011	13.060279	13.136785	0.59%	25,107
2010	12.212310	13.060279	6.94%	29,189
2009	10.816900	12.212310	12.90%	41,283
2008	12.919773	10.816900	-16.28%	34,610
2007	12.385198	12.919773	4.32%	39,075
2006	11.590666	12.385198	6.85%	30,656
2005	11.255804	11.590666	2.98%	31,844
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.054033	22.574603	7.22%	48,576
2013	15.627770	21.054033	34.72%	54,208
2012	13.361565	15.627770	16.96%	75,917
2011	13.867515	13.361565	-3.65%	99,757
2010	12.933335	13.867515	7.22%	110,093
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.133809	1.34%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	39.494476	42.588391	7.83%	8,759
2013	30.120934	39.494476	31.12%	9,301
2012	26.018843	30.120934	15.77%	11,571
2011	27.090157	26.018843	-3.95%	18,963
2010	21.781329	27.090157	24.37%	25,349
2009	16.161541	21.781329	34.77%	30,665
2008	25.811450	16.161541	-37.39%	25,524
2007	24.352351	25.811450	5.99%	27,254
2006	22.485972	24.352351	8.30%	28,593
2005	20.353296	22.485972	10.48%	32,487
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.000653	10.841146	-1.45%	10,888
2013	11.162510	11.000653	-1.45%	12,688
2012	11.327199	11.162510	-1.45%	28,580
2011	11.493389	11.327199	-1.45%	54,586
2010	11.662474	11.493389	-1.45%	53,653
2009	11.829103	11.662474	-1.41%	72,708
2008	11.761601	11.829103	0.57%	151,648
2007	11.389731	11.761601	3.26%	152,675
2006	11.055984	11.389731	3.02%	87,111
2005	10.926674	11.055984	1.18%	56,477
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.581817	17.999801	2.38%	2,439
2013	18.043381	17.581817	-2.56%	3,322
2012	16.311379	18.043381	10.62%	5,169
2011	15.680829	16.311379	4.02%	5,890
2010	14.388142	15.680829	8.98%	6,248
2009	11.738054	14.388142	22.58%	7,654
2008	14.400908	11.738054	-18.49%	9,353
2007	13.967937	14.400908	3.10%	15,654
2006	13.518819	13.967937	3.32%	16,764
2005	13.424511	13.518819	0.70%	16,868
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.467799	18.016517	-2.44%	6,508
2013	15.440871	18.467799	19.60%	0
2012	13.516998	15.440871	14.23%	0
2011	15.125524	13.516998	-10.63%	0
2010	13.446880	15.125524	12.48%	0
2009*	10.000000	13.446880	34.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.017150	-9.83%	583

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.369241	14.550357	8.83%	5,180
2013	10.068108	13.369241	32.79%	4,576
2012	8.780546	10.068108	14.66%	6,687
2011	9.176149	8.780546	-4.31%	15,337
2010	8.060818	9.176149	13.84%	16,649
2009	6.302657	8.060818	27.90%	8,187
2008*	10.000000	6.302657	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.976034	16.311232	8.92%	175
2013	11.220043	14.976034	33.48%	345
2012	9.664277	11.220043	16.10%	2,459
2011	10.413311	9.664277	-7.19%	2,243
2010*	10.000000	10.413311	4.13%	2,326
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.517926	13.600062	8.64%	0
2013	9.407007	12.517926	33.07%	0
2012	8.117705	9.407007	15.88%	999
2011	8.771301	8.117705	-7.45%	1,259
2010	7.894107	8.771301	11.11%	2,049
2009	6.286901	7.894107	25.56%	2,733
2008*	10.000000	6.286901	-37.13%	1,588
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.249373	14.609370	2.53%	18,250
2013	10.406227	14.249373	36.93%	28,669
2012	9.190016	10.406227	13.23%	34,291
2011	9.736789	9.190016	-5.62%	36,271
2010	7.790588	9.736789	24.98%	45,788
2009	6.218621	7.790588	25.28%	53,998
2008*	10.000000	6.218621	-37.81%	411
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.971705	17.265856	15.32%	12,581
2013	11.197061	14.971705	33.71%	7,452
2012	9.765885	11.197061	14.65%	9,299
2011	10.144778	9.765885	-3.73%	19,672
2010	8.604649	10.144778	17.90%	27,802
2009	6.692181	8.604649	28.58%	41,597
2008*	10.000000	6.692181	-33.08%	852

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.433479	21.716559	1.32%	1,591
2013	15.072879	21.433479	42.20%	1,934
2012	13.483308	15.072879	11.79%	3,019
2011	13.770569	13.483308	-2.09%	4,885
2010	11.138481	13.770569	23.63%	5,350
2009	8.867311	11.138481	25.61%	8,731
2008	16.793597	8.867311	-47.20%	9,050
2007	15.528017	16.793597	8.15%	10,123
2006	15.266316	15.528017	1.71%	10,685
2005	14.330796	15.266316	6.53%	11,010
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	49.810348	52.535111	5.47%	7,430
2013	35.999038	49.810348	38.37%	8,361
2012	30.329013	35.999038	18.70%	11,206
2011	32.418151	30.329013	-6.44%	12,140
2010	25.982239	32.418151	24.77%	13,217
2009	20.888577	25.982239	24.38%	16,775
2008	31.241186	20.888577	-33.14%	17,581
2007	34.051054	31.241186	-8.25%	21,347
2006	29.456548	34.051054	15.60%	22,448
2005	28.997596	29.456548	1.58%	32,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	40.713586	40.450266	-0.65%	4,834
2013	29.318872	40.713586	38.86%	5,148
2012	25.758071	29.318872	13.82%	7,302
2011	27.674761	25.758071	-6.93%	13,131
2010	22.407994	27.674761	23.50%	17,093
2009	16.880000	22.407994	32.75%	20,600
2008	27.711600	16.880000	-39.09%	23,037
2007	27.534538	27.711600	0.64%	22,129
2006	24.936594	27.534538	10.42%	21,258
2005	22.527605	24.936594	10.69%	30,650
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	17.079800	18.876893	10.52%	9,366
2013	13.219491	17.079800	29.20%	9,493
2012	11.744968	13.219491	12.55%	10,428
2011	11.854736	11.744968	-0.93%	12,461
2010	10.602976	11.854736	11.81%	14,881
2009	8.532324	10.602976	24.27%	16,139
2008	14.814157	8.532324	-42.40%	16,955
2007	13.896397	14.814157	6.60%	24,920
2006	12.409166	13.896397	11.98%	31,929
2005	11.719115	12.409166	5.89%	37,707

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.249603	14.288901	27.02%	25,721
2013	11.077778	11.249603	1.55%	26,407
2012	9.708479	11.077778	14.10%	37,074
2011	9.249704	9.708479	4.96%	46,123
2010	7.209649	9.249704	28.30%	52,251
2009	5.591616	7.209649	28.94%	55,571
2008*	10.000000	5.591616	-44.08%	1,551
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	598
2011	10.491270	10.473767	-0.17%	598
2010	10.394113	10.491270	0.93%	598
2009	9.846962	10.394113	5.56%	598
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.556928	12.938092	3.04%	1,070
2013*	10.000000	12.556928	25.57%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.281870	14.738512	-9.48%	382
2013	13.756990	16.281870	18.35%	441
2012	11.675592	13.756990	17.83%	507
2011	13.528212	11.675592	-13.69%	507
2010	12.908002	13.528212	4.80%	1,057
2009*	10.000000	12.908002	29.08%	524
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.517779	10.428492	-0.85%	147
2013	10.607117	10.517779	-0.84%	249
2012	10.289693	10.607117	3.08%	307
2011	10.410601	10.289693	-1.16%	373
2010	10.033500	10.410601	3.76%	1,536
2009	8.983830	10.033500	11.68%	2,205
2008	10.530103	8.983830	-14.68%	5,125
2007	10.199219	10.530103	3.24%	10,474
2006	9.931551	10.199219	2.70%	9,793
2005	9.933898	9.931551	-0.02%	10,441

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.395712	15.699055	1.97%	0
2013	10.712200	15.395712	43.72%	0
2012	9.989016	10.712200	7.24%	0
2011	10.244319	9.989016	-2.49%	0
2010	8.690609	10.244319	17.88%	0
2009	7.183867	8.690609	20.97%	0
2008	12.043892	7.183867	-40.35%	0
2007	12.159478	12.043892	-0.95%	0
2006	11.722254	12.159478	3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.538844	21.254615	8.78%	0
2013	14.408229	19.538844	35.61%	389
2012	13.174240	14.408229	9.37%	0
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	140
2009	8.795299	11.391748	29.52%	492
2008	14.738047	8.795299	-40.32%	492
2007	13.897962	14.738047	6.04%	1,768
2006	12.402412	13.897962	12.06%	969
2005	11.776812	12.402412	5.31%	107
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.962886	24.979558	13.74%	0
2013	17.177424	21.962886	27.86%	0
2012	15.274191	17.177424	12.46%	0
2011	15.678634	15.274191	-2.58%	0
2010	14.539941	15.678634	7.83%	0
2009	10.208982	14.539941	42.42%	34,502
2008	19.014745	10.208982	-46.31%	34,940
2007	16.904209	19.014745	12.49%	45,599
2006	15.889314	16.904209	6.39%	60,907
2005	15.340269	15.889314	3.58%	77,157
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.830129	22.757954	4.25%	8,869
2013	16.289505	21.830129	34.01%	8,856
2012	14.195058	16.289505	14.75%	10,821
2011	14.247372	14.195058	-0.37%	16,963
2010	11.341777	14.247372	25.62%	23,629
2009	8.678735	11.341777	30.68%	36,722
2008	17.290851	8.678735	-49.81%	40,282
2007	16.501698	17.290851	4.78%	46,593
2006	16.263170	16.501698	1.47%	48,662
2005	14.690755	16.263170	10.70%	54,301

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.015081	18.160813	0.81%	15,745
2013	14.359018	18.015081	25.46%	5,054
2012	12.015625	14.359018	19.50%	5,770
2011	13.294223	12.015625	-9.62%	5,891
2010	11.632540	13.294223	14.28%	10,569
2009	8.444970	11.632540	37.75%	22,393
2008	14.327425	8.444970	-41.06%	14,222
2007	13.675231	14.327425	4.77%	18,610
2006	11.789981	13.675231	15.99%	16,679
2005	10.465531	11.789981	12.66%	33,022
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.992316	10.126965	1.35%	992
2013	10.152770	9.992316	-1.58%	576
2012*	10.000000	10.152770	1.53%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.024835	-9.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.987852	21.806390	9.10%	7,871
2013	15.391416	19.987852	29.86%	9,063
2012	13.363724	15.391416	15.17%	14,006
2011	13.561894	13.363724	-1.46%	17,409
2010	11.852164	13.561894	14.43%	25,897
2009	9.374830	11.852164	26.43%	29,305
2008	15.460789	9.374830	-39.36%	29,891
2007	15.024833	15.460789	2.90%	31,699
2006	13.253841	15.024833	13.36%	36,790
2005	12.689909	13.253841	4.44%	44,010
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.269089	16.843402	10.31%	1,681
2013	10.987135	15.269089	38.97%	459
2012	9.449469	10.987135	16.27%	750
2011	9.805147	9.449469	-3.63%	359
2010	8.062226	9.805147	21.62%	493
2009	5.962922	8.062226	35.21%	0
2008	9.732608	5.962922	-38.73%	482
2007	9.997565	9.732608	-2.65%	394
2006*	10.000000	9.997565	-0.02%	158
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.471267	10.366378	-1.00%	3,817
2013	10.613732	10.471267	-1.34%	6,307
2012*	10.000000	10.613732	6.14%	957
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.691023	-3.09%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	2,492
2012	12.507049	12.970120	3.70%	2,492
2011	11.705408	12.507049	6.85%	3,122
2010	10.859825	11.705408	7.79%	2,492
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.566363	11.483946	-0.71%	1,566
2013	11.763864	11.566363	-1.68%	1,591
2012	11.288307	11.763864	4.21%	1,619
2011	11.339656	11.288307	-0.45%	4,499
2010	10.939212	11.339656	3.66%	5,777
2009*	10.000000	10.939212	9.39%	3,104
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.261850	13.473565	1.60%	0
2013	14.823292	13.261850	-10.53%	0
2012	13.831103	14.823292	7.17%	0
2011	12.567564	13.831103	10.05%	0
2010	11.795669	12.567564	6.54%	0
2009	10.113712	11.795669	16.63%	0
2008	11.037872	10.113712	-8.37%	0
2007	10.123440	11.037872	9.03%	0
2006*	10.000000	10.123440	1.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.635226	15.039010	2.76%	0
2013	15.146760	14.635226	-3.38%	0
2012	14.023884	15.146760	8.01%	0
2011	13.734563	14.023884	2.11%	0
2010	12.890771	13.734563	6.55%	0
2009	11.471211	12.890771	12.37%	0
2008	11.112292	11.471211	3.23%	0
2007	10.370039	11.112292	7.16%	0
2006*	10.000000	10.370039	3.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.409755	10.686357	2.66%	0
2013	10.784326	10.409755	-3.47%	1,375
2012	9.993935	10.784326	7.91%	1,412
2011*	10.000000	9.993935	-0.06%	27,096

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.760005	13.075209	-4.98%	0
2013	11.540463	13.760005	19.23%	0
2012	10.883029	11.540463	6.04%	0
2011	12.563204	10.883029	-13.37%	0
2010	9.809001	12.563204	28.08%	0
2009	6.297828	9.809001	55.75%	0
2008	11.265159	6.297828	-44.09%	0
2007	10.994500	11.265159	2.46%	0
2006*	10.000000	10.994500	9.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.944157	28.378629	29.32%	3,910
2013	14.793998	21.944157	48.33%	2,197
2012	11.459676	14.793998	29.10%	1,828
2011	10.533927	11.459676	8.79%	113
2010*	10.000000	10.533927	5.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.036674	12.793941	6.29%	548
2013	12.252610	12.036674	-1.76%	0
2012	11.360821	12.252610	7.85%	0
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
2009	9.563160	10.333491	8.06%	0
2008	10.806679	9.563160	-11.51%	407
2007	10.399424	10.806679	3.92%	795
2006*	10.000000	10.399424	3.99%	197
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	41.369793	41.963450	1.44%	1,345
2013	46.003812	41.369793	-10.07%	2,636
2012	39.574208	46.003812	16.25%	2,839
2011	37.516437	39.574208	5.48%	3,402
2010	34.687929	37.516437	8.15%	4,163
2009	27.031931	34.687929	28.32%	4,358
2008	32.261466	27.031931	-16.21%	3,519
2007	30.731273	32.261466	4.98%	3,758
2006	28.140902	30.731273	9.21%	929
2005	25.437438	28.140902	10.63%	980

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.238315	16.347653	0.67%	0
2013	14.211023	16.238315	14.27%	0
2012	12.666917	14.211023	12.19%	0
2011	13.343809	12.666917	-5.07%	0
2010	12.811838	13.343809	4.15%	0
2009	9.809374	12.811838	30.61%	0
2008	17.975722	9.809374	-45.43%	0
2007	15.919012	17.975722	12.92%	0
2006	12.908221	15.919012	23.32%	0
2005	11.792352	12.908221	9.46%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	56.929967	55.871596	-1.86%	937
2013	51.568824	56.929967	10.40%	1,203
2012	40.312688	51.568824	27.92%	2,074
2011	55.082272	40.312688	-26.81%	1,228
2010	44.064804	55.082272	25.00%	1,511
2009	20.974288	44.064804	110.09%	1,642
2008	60.431031	20.974288	-65.29%	2,099
2007	44.562351	60.431031	35.61%	3,343
2006	32.414752	44.562351	37.48%	3,279
2005	24.917339	32.414752	30.09%	3,464
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	48.269810	38.481739	-20.28%	389
2013	44.312202	48.269810	8.93%	529
2012	43.493077	44.312202	1.88%	1,330
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
2009	26.713771	41.473254	55.25%	0
2008	50.316098	26.713771	-46.91%	0
2007	35.127563	50.316098	43.24%	0
2006	28.630638	35.127563	22.69%	433
2005	19.153438	28.630638	49.48%	433
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	3,446

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	16.099393	17.484206	8.60%	0
2013	12.197694	16.099393	31.99%	0
2012	10.644721	12.197694	14.59%	0
2011	11.592488	10.644721	-8.18%	736
2010	10.470439	11.592488	10.72%	736
2009	8.361699	10.470439	25.22%	736
2008	13.656011	8.361699	-38.77%	736
2007	12.603686	13.656011	8.35%	736
2006	11.249556	12.603686	12.04%	0
2005	10.496527	11.249556	7.17%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.170308	23.372530	-3.30%	0
2013	16.325413	24.170308	48.05%	0
2012	15.357395	16.325413	6.30%	125
2011	16.333716	15.357395	-5.98%	125
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.078432	26.912140	7.31%	62
2013	18.498293	25.078432	35.57%	84
2012	15.852762	18.498293	16.69%	62
2011	17.612263	15.852762	-9.99%	1,327
2010	14.124597	17.612263	24.69%	1,658
2009	10.051813	14.124597	40.52%	1,769
2008	15.882881	10.051813	-36.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.151377	13.381563	1.75%	7,730
2013	14.588701	13.151377	-9.85%	9,900
2012	13.792695	14.588701	5.77%	10,967
2011	12.530438	13.792695	10.07%	11,894
2010	12.101716	12.530438	3.54%	12,645
2009	11.147327	12.101716	8.56%	11,780
2008	11.499777	11.147327	-3.06%	9,065
2007	10.663455	11.499777	7.84%	5,423
2006	10.656245	10.663455	0.07%	4,388
2005	10.651623	10.656245	0.04%	5,018
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.699682	21.830395	10.82%	4,446
2013	14.724874	19.699682	33.79%	3,294
2012	13.028629	14.724874	13.02%	5,242
2011	12.827425	13.028629	1.57%	4,820
2010	11.408680	12.827425	12.44%	7,254
2009	9.807567	11.408680	16.33%	9,296
2008	15.221926	9.807567	-35.57%	10,654
2007	15.465441	15.221926	-1.57%	16,612
2006	13.409003	15.465441	15.34%	13,182
2005	13.010107	13.409003	3.07%	21,556
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	19.285934	17.950509	-6.92%	0
2013	15.994925	19.285934	20.58%	0
2012	13.402780	15.994925	19.34%	0
2011	15.469468	13.402780	-13.36%	0
2010	13.862139	15.469468	11.60%	0
2009	10.520876	13.862139	31.76%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.099670	19.609373	14.68%	1,472
2013	13.341970	17.099670	28.16%	2,294
2012	11.644325	13.341970	14.58%	939
2011	11.903854	11.644325	-2.18%	2,225
2010	10.133858	11.903854	17.47%	2,630
2009	7.917341	10.133858	28.00%	3,776
2008	10.625020	7.917341	-25.48%	3,536
2007	11.042287	10.625020	-3.78%	2,373
2006*	10.000000	11.042287	10.42%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.442470	30.566508	11.38%	0
2013	21.150009	27.442470	29.75%	0
2012	18.741180	21.150009	12.85%	0
2011	18.834917	18.741180	-0.50%	0
2010	16.858625	18.834917	11.72%	0
2009	14.279047	16.858625	18.07%	24,302
2008	19.798017	14.279047	-27.88%	33,332
2007	21.190011	19.798017	-6.57%	47,155
2006	18.129889	21.190011	16.88%	67,896
2005	17.523098	18.129889	3.46%	61,404
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.101908	15.162806	0.40%	1,625
2013	13.400106	15.101908	12.70%	1,869
2012	12.371587	13.400106	8.31%	1,844
2011	13.034055	12.371587	-5.08%	7,459
2010	12.055694	13.034055	8.12%	5,270
2009*	10.000000	12.055694	20.56%	7,907
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.218031	12.710932	4.03%	243
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.442931	24.273899	3.54%	1,716
2013	16.913468	23.442931	38.61%	1,895
2012	14.836151	16.913468	14.00%	1,924
2011	14.977337	14.836151	-0.94%	1,067
2010	12.084235	14.977337	23.94%	3,141
2009	9.812538	12.084235	23.15%	3,447
2008	14.420003	9.812538	-31.95%	4,435
2007	14.737340	14.420003	-2.15%	6,388
2006	13.076669	14.737340	12.70%	6,753
2005	12.379750	13.076669	5.63%	11,036

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.171494	18.071809	11.75%	12,270
2013	12.220595	16.171494	32.33%	12,517
2012	11.080282	12.220595	10.29%	13,306
2011	11.148183	11.080282	-0.61%	14,128
2010	9.857382	11.148183	13.09%	15,395
2009	7.481911	9.857382	31.75%	15,763
2008	11.583691	7.481911	-35.41%	17,585
2007	10.911525	11.583691	6.16%	16,354
2006	10.143929	10.911525	7.57%	12,824
2005	9.938626	10.143929	2.07%	13,743
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.000414	21.227854	11.72%	40,305
2013	14.610282	19.000414	30.05%	44,645
2012	12.816278	14.610282	14.00%	61,288
2011	12.771239	12.816278	0.35%	69,696
2010	11.290301	12.771239	13.12%	80,572
2009	9.072925	11.290301	24.44%	84,953
2008	14.654133	9.072925	-38.09%	103,020
2007	14.135644	14.654133	3.67%	105,975
2006	12.424711	14.135644	13.77%	73,172
2005	12.048127	12.424711	3.13%	110,780
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	19.858721	21.143634	6.47%	8,298
2013	16.647779	19.858721	19.29%	12,822
2012	15.305480	16.647779	8.77%	13,628
2011	14.253495	15.305480	7.38%	12,272
2010	12.548318	14.253495	13.59%	12,794
2009	10.394501	12.548318	20.72%	14,224
2008	14.979668	10.394501	-30.61%	15,736
2007	14.196462	14.979668	5.52%	15,786
2006	12.373260	14.196462	14.74%	19,211
2005	12.034289	12.373260	2.82%	20,915
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	16.652942	14.874344	-10.68%	0
2013	13.745760	16.652942	21.15%	0
2012	12.386660	13.745760	10.97%	0
2011	15.425891	12.386660	-19.70%	0
2010	14.992717	15.425891	2.89%	0
2009	11.621468	14.992717	29.01%	0
2008	18.824119	11.621468	-38.26%	0
2007	18.350139	18.824119	2.58%	0
2006	15.195051	18.350139	20.76%	0
2005	13.786560	15.195051	10.22%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	16.383392	16.394903	0.07%	0
2013	11.196810	16.383392	46.32%	0
2012	9.428804	11.196810	18.75%	0
2011	11.110522	9.428804	-15.14%	0
2010	8.600527	11.110522	29.18%	0
2009	6.927735	8.600527	24.15%	0
2008	11.270275	6.927735	-38.53%	0
2007	12.865824	11.270275	-12.40%	0
2006	12.586704	12.865824	2.22%	0
2005	12.077221	12.586704	4.22%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.898447	-1.02%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.076819	17.458698	2.24%	7,060
2013	17.159280	17.076819	-0.48%	7,399
2012	15.877601	17.159280	8.07%	7,870
2011	15.760573	15.877601	0.74%	11,538
2010	14.746442	15.760573	6.88%	20,293
2009	12.430716	14.746442	18.63%	24,258
2008	13.612057	12.430716	-8.68%	29,727
2007	13.114438	13.612057	3.79%	34,574
2006	12.782592	13.114438	2.60%	49,459
2005	12.810509	12.782592	-0.22%	51,776
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.587484	13.965784	2.78%	0
2013	12.165146	13.587484	11.69%	0
2012	11.058581	12.165146	10.01%	0
2011	11.258606	11.058581	-1.78%	9,089
2010	10.138614	11.258606	11.05%	626
2009	8.290592	10.138614	22.29%	3,619
2008	11.234050	8.290592	-26.20%	0
2007	10.498392	11.234050	7.01%	0
2006*	10.000000	10.498392	4.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.422964	13.838310	3.09%	6,051
2013	11.752283	13.422964	14.22%	6,175
2012	10.541446	11.752283	11.49%	6,051
2011	10.823369	10.541446	-2.60%	6,051
2010	9.594872	10.823369	12.80%	5,831
2009	7.564266	9.594872	26.84%	5,590
2008	11.412998	7.564266	-33.72%	1,744
2007	10.518347	11.412998	8.51%	0
2006*	10.000000	10.518347	5.18%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.585129	14.031866	3.29%	0
2013	11.351677	13.585129	19.68%	0
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0
2008	11.542938	7.040431	-39.01%	0
2007	10.538472	11.542938	9.53%	0
2006*	10.000000	10.538472	5.38%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.773007	31.690427	10.14%	0
2013	22.273716	28.773007	29.18%	0
2012	19.442885	22.273716	14.56%	0
2011	20.272971	19.442885	-4.09%	0
2010	17.574694	20.272971	15.35%	0
2009	13.151764	17.574694	33.63%	36,956
2008	23.267756	13.151764	-43.48%	42,997
2007	20.104112	23.267756	15.74%	51,584
2006	18.289700	20.104112	9.92%	53,674
2005	15.890209	18.289700	15.10%	50,479
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.123776	10.417275	-14.08%	2,441
2013	9.914446	12.123776	22.28%	2,855
2012	9.610780	9.914446	3.16%	2,878
2011	10.291995	9.610780	-6.62%	13,856
2010	8.768775	10.291995	17.37%	14,137
2009	6.032463	8.768775	45.36%	7,663
2008	13.432461	6.032463	-55.09%	4,726
2007	9.364090	13.432461	43.45%	12,097
2006*	10.000000	9.364090	-6.36%	4,863
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.662372	22.112246	7.02%	19,659
2013	16.386659	20.662372	26.09%	20,035
2012	14.196678	16.386659	15.43%	28,786
2011	14.289703	14.196678	-0.65%	34,428
2010	12.605268	14.289703	13.36%	48,475
2009	9.841661	12.605268	28.08%	48,972
2008	17.439229	9.841661	-43.57%	56,151
2007	17.458770	17.439229	-0.11%	58,114
2006	14.760062	17.458770	18.28%	54,646
2005	14.168390	14.760062	4.18%	71,663

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.067599	16.637892	10.42%	0
2013	11.102611	15.067599	35.71%	0
2012	9.435613	11.102611	17.67%	0
2011	9.374596	9.435613	0.65%	0
2010	7.696648	9.374596	21.80%	0
2009	5.362252	7.696648	43.53%	6,862
2008	12.114380	5.362252	-55.74%	6,862
2007	9.996390	12.114380	21.19%	5,560
2006	9.637319	9.996390	3.73%	2,010
2005	8.987214	9.637319	7.23%	2,771
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.541565	20.306812	9.52%	20,427
2013	13.820322	18.541565	34.16%	19,025
2012	12.249518	13.820322	12.82%	20,936
2011	12.418141	12.249518	-1.36%	23,997
2010	10.162366	12.418141	22.20%	29,726
2009	8.050949	10.162366	26.23%	31,306
2008	15.490725	8.050949	-48.03%	35,877
2007	12.396773	15.490725	24.96%	57,087
2006	11.791270	12.396773	5.14%	50,472
2005	11.327678	11.791270	4.09%	66,336
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.041182	15.970361	-0.44%	7,577
2013	15.381936	16.041182	4.29%	8,592
2012	13.675392	15.381936	12.48%	11,940
2011	13.358714	13.675392	2.37%	12,277
2010	11.918726	13.358714	12.08%	14,121
2009	8.416032	11.918726	41.62%	14,810
2008	11.402019	8.416032	-26.19%	23,748
2007	11.277015	11.402019	1.11%	25,519
2006	10.297247	11.277015	9.51%	30,376
2005	10.196357	10.297247	0.99%	32,182
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.481268	14.043129	4.17%	6,419
2013	13.950172	13.481268	-3.36%	7,308
2012	13.390631	13.950172	4.18%	13,069
2011	12.679944	13.390631	5.60%	15,865
2010	11.954949	12.679944	6.06%	32,318
2009	10.492401	11.954949	13.94%	36,757
2008	11.020864	10.492401	-4.80%	18,003
2007	10.737396	11.020864	2.64%	30,099
2006	10.451062	10.737396	2.74%	29,296
2005	10.393570	10.451062	0.55%	23,986

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.538440	16.253720	4.60%	3,735
2013	11.593896	15.538440	34.02%	3,963
2012	10.257797	11.593896	13.03%	4,052
2011	11.663733	10.257797	-12.05%	6,260
2010	9.200402	11.663733	26.77%	6,844
2009	6.671050	9.200402	37.92%	9,819
2008	11.196312	6.671050	-40.42%	11,069
2007	9.843302	11.196312	13.75%	4,788
2006*	10.000000	9.843302	-1.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.547921	17.683305	-9.54%	70
2013	15.221616	19.547921	28.42%	73
2012	12.820436	15.221616	18.73%	73
2011	15.724428	12.820436	-18.47%	583
2010	14.128098	15.724428	11.30%	1,450
2009	11.344108	14.128098	24.54%	3,672
2008	20.517005	11.344108	-44.71%	4,253
2007	17.772964	20.517005	15.44%	2,425
2006	15.297418	17.772964	16.18%	1,965
2005	13.053223	15.297418	17.19%	4,641
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.925345	21.990861	5.09%	204
2013	16.285665	20.925345	28.49%	711
2012	13.008694	16.285665	25.19%	94
2011	14.488426	13.008694	-10.21%	184
2010	11.631741	14.488426	24.56%	239
2009	7.502620	11.631741	55.04%	1,124
2008	15.601198	7.502620	-51.91%	1,032
2007	15.000119	15.601198	4.01%	4,310
2006	13.105208	15.000119	14.46%	2,778
2005	12.972801	13.105208	1.02%	3,487
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	1,312
2010	8.453884	9.181002	8.60%	3,306
2009	6.589253	8.453884	28.30%	3,372
2008*	10.000000	6.589253	-34.11%	1,312

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.637928	15.083890	3.05%	8,688
2013	13.042512	14.637928	12.23%	8,909
2012	11.754372	13.042512	10.96%	8,161
2011	11.655097	11.754372	0.85%	10,773
2010	10.501643	11.655097	10.98%	10,914
2009	7.862729	10.501643	33.56%	11,917
2008	11.347958	7.862729	-30.71%	8,793
2007	11.104529	11.347958	2.19%	8,937
2006*	10.000000	11.104529	11.05%	6,760
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.337180	15.193357	-0.94%	959
2013	11.428966	15.337180	34.20%	997
2012	9.801171	11.428966	16.61%	1,059
2011	10.338907	9.801171	-5.20%	1,125
2010	8.185954	10.338907	26.30%	1,685
2009	6.434554	8.185954	27.22%	2,184
2008	9.752789	6.434554	-34.02%	1,423
2007	10.143557	9.752789	-3.85%	1,404
2006*	10.000000	10.143557	1.44%	162
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.334052	-6.66%	325
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.049457	16.720878	-12.22%	0
2013	15.688213	19.049457	21.43%	0
2012	13.430153	15.688213	16.81%	0
2011	15.224526	13.430153	-11.79%	0
2010	14.222374	15.224526	7.05%	0
2009	10.513161	14.222374	35.28%	0
2008	17.859129	10.513161	-41.13%	0
2007	15.660044	17.859129	14.04%	0
2006	13.063390	15.660044	19.88%	0
2005	12.004163	13.063390	8.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.646661	-13.53%	265
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.983907	-0.16%	4,987
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.895117	10.200841	3.09%	667
2013*	10.000000	9.895117	-1.05%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.350802	11.740036	3.43%	0
2013	9.660560	11.350802	17.50%	0
2012	8.413803	9.660560	14.82%	0
2011	10.145294	8.413803	-17.07%	0
2010	8.902877	10.145294	13.96%	0
2009	7.549055	8.902877	17.93%	0
2008	12.439008	7.549055	-39.31%	0
2007	11.598891	12.439008	7.24%	0
2006*	10.000000	11.598891	15.99%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.892957	14.356799	11.35%	0
2013	10.028490	12.892957	28.56%	0
2012	8.793020	10.028490	14.05%	0
2011	9.330339	8.793020	-5.76%	0
2010	7.628231	9.330339	22.31%	0
2009	5.379457	7.628231	41.80%	0
2008	9.097298	5.379457	-40.87%	0
2007	10.312149	9.097298	-11.78%	0
2006*	10.000000	10.312149	3.12%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.833623	14.540502	5.11%	0
2013	12.283935	13.833623	12.62%	0
2012	11.008710	12.283935	11.58%	0
2011	11.103408	11.008710	-0.85%	0
2010	10.195562	11.103408	8.90%	0
2009	8.239202	10.195562	23.74%	0
2008	11.490037	8.239202	-28.29%	0
2007	11.001693	11.490037	4.44%	0
2006*	10.000000	11.001693	10.02%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.798903	15.686403	6.00%	0
2013	11.278354	14.798903	31.22%	0
2012	9.913551	11.278354	13.77%	0
2011	10.521534	9.913551	-5.78%	0
2010	9.159756	10.521534	14.87%	0
2009	6.991427	9.159756	31.01%	0
2008	11.527802	6.991427	-39.35%	0
2007	11.383794	11.527802	1.27%	0
2006*	10.000000	11.383794	13.84%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.707347	16.870401	0.98%	0
2013	15.795660	16.707347	5.77%	0
2012	13.961096	15.795660	13.14%	0
2011	14.178438	13.961096	-1.53%	0
2010	12.469962	14.178438	13.70%	0
2009	7.328317	12.469962	70.16%	0
2008	10.625490	7.328317	-31.03%	0
2007	10.568800	10.625490	0.54%	0
2006*	10.000000	10.568800	5.69%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.489155	18.931614	-2.86%	0
2013	14.463953	19.489155	34.74%	0
2012	12.287658	14.463953	17.71%	0
2011	13.077044	12.287658	-6.04%	0
2010	10.892292	13.077044	20.06%	0
2009	7.091623	10.892292	53.59%	0
2008	11.723275	7.091623	-39.51%	0
2007	10.796002	11.723275	8.59%	0
2006*	10.000000	10.796002	7.96%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.244754	17.141173	-0.60%	0
2013	13.131406	17.244754	31.32%	0
2012	11.383158	13.131406	15.36%	0
2011	12.492434	11.383158	-8.88%	0
2010	10.766290	12.492434	16.03%	0
2009	7.594298	10.766290	41.77%	0
2008	10.777996	7.594298	-29.54%	0
2007	10.743245	10.777996	0.32%	0
2006*	10.000000	10.743245	7.43%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.094102	15.104536	7.17%	0
2013	10.123726	14.094102	39.22%	0
2012	9.213630	10.123726	9.88%	0
2011	9.540570	9.213630	-3.43%	0
2010	7.444983	9.540570	28.15%	0
2009	5.590692	7.444983	33.17%	0
2008	10.755028	5.590692	-48.02%	0
2007	10.340219	10.755028	4.01%	0
2006*	10.000000	10.340219	3.40%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.132569	13.771521	13.51%	0
2013	9.602318	12.132569	26.35%	0
2012	8.805416	9.602318	9.05%	0
2011	9.343006	8.805416	-5.75%	0
2010	8.131464	9.343006	14.90%	0
2009	6.193861	8.131464	31.28%	0
2008	9.992694	6.193861	-38.02%	0
2007	10.814168	9.992694	-7.60%	0
2006*	10.000000	10.814168	8.14%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.214470	11.226719	-8.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.287894	16.677082	-3.53%	545
2013	13.304255	17.287894	29.94%	585
2012	11.014999	13.304255	20.78%	0
2011	11.285203	11.014999	-2.39%	0
2010*	10.000000	11.285203	12.85%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.321455	14.229060	6.81%	0
2013	9.650718	13.321455	38.04%	0
2012*	10.000000	9.650718	-3.49%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	16.078998	17.131536	6.55%	0
2013	11.676881	16.078998	37.70%	0
2012	10.454503	11.676881	11.69%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	18.216517	19.404959	6.52%	0
2013	14.308660	18.216517	27.31%	0
2012	12.756231	14.308660	12.17%	0
2011	12.958281	12.756231	-1.56%	0
2010	12.008070	12.958281	7.91%	0
2009	9.502061	12.008070	26.37%	0
2008	13.809385	9.502061	-31.19%	0
2007	12.968239	13.809385	6.49%	0
2006	11.280955	12.968239	14.96%	0
2005	10.874565	11.280955	3.74%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.461062	13.383062	7.40%	0
2013	10.105804	12.461062	23.31%	0
2012	9.113881	10.105804	10.88%	0
2011*	10.000000	9.113881	-8.86%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.187208	21.438070	17.87%	0
2013	13.137742	18.187208	38.43%	0
2012	11.032598	13.137742	19.08%	0
2011	10.774692	11.032598	2.39%	0
2010	10.388824	10.774692	3.71%	0
2009	8.260850	10.388824	25.76%	0
2008	11.749454	8.260850	-29.69%	0
2007	10.665000	11.749454	10.17%	0
2006*	10.000000	10.665000	6.65%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.392028	12.861755	12.90%	0
2013	11.260011	11.392028	1.17%	0
2012	8.922746	11.260011	26.19%	0
2011	9.689013	8.922746	-7.91%	0
2010	8.370485	9.689013	15.75%	0
2009	6.461002	8.370485	29.55%	0
2008	11.850539	6.461002	-45.48%	0
2007	12.737583	11.850539	-6.96%	0
2006*	10.000000	12.737583	27.38%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.437548	22.174206	-1.17%	0
2013	19.139981	22.437548	17.23%	0
2012	16.819614	19.139981	13.80%	0
2011	18.309622	16.819614	-8.14%	0
2010	16.469708	18.309622	11.17%	0
2009	12.363328	16.469708	33.21%	0
2008	21.053292	12.363328	-41.28%	0
2007	18.632898	21.053292	12.99%	0
2006	14.751026	18.632898	26.32%	0
2005	12.698388	14.751026	16.16%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.088199	13.883485	6.08%	0
2013	9.727018	13.088199	34.56%	0
2012*	10.000000	9.727018	-2.73%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.070173	28.059565	-6.69%	819
2013	24.396615	30.070173	23.26%	828
2012	20.783511	24.396615	17.38%	3,493
2011	22.737900	20.783511	-8.60%	4,669
2010	21.241206	22.737900	7.05%	4,562
2009*	10.000000	21.241206	23.17%	5,717

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.811322	24.904659	0.38%	1,513
2013	22.795703	24.811322	8.84%	1,229
2012	19.507277	22.795703	16.86%	1,087
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.147186	23.531700	6.25%	0
2013	17.303914	22.147186	27.99%	0
2012	15.470246	17.303914	11.85%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.633848	14.566503	6.84%	42,660
2013	10.575148	13.633848	28.92%	46,418
2012	8.668397	10.575148	22.00%	70,581
2011	9.456593	8.668397	-8.33%	79,798
2010	9.016324	9.456593	4.88%	94,144
2009	6.268928	9.016324	43.83%	98,747
2008	11.428589	6.268928	-45.15%	103,043
2007	8.492349	11.428589	34.58%	107,034
2006	7.901043	8.492349	7.48%	45,405
2005	7.126209	7.901043	10.87%	49,771
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.859828	7.388539	7.71%	6,800
2013	5.143812	6.859828	33.36%	7,175
2012	4.383012	5.143812	17.36%	11,590
2011	4.871385	4.383012	-10.03%	12,020
2010	3.975587	4.871385	22.53%	12,946
2009	2.572472	3.975587	54.54%	13,486
2008	4.661468	2.572472	-44.81%	13,612
2007	3.888995	4.661468	19.86%	12,754
2006	3.661446	3.888995	6.21%	4,540
2005	3.332166	3.661446	9.88%	4,540
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.103267	12.210559	-13.42%	21,246
2013	12.528714	14.103267	12.57%	21,986
2012	11.238620	12.528714	11.48%	24,648
2011	16.862684	11.238620	-33.35%	13,919
2010	13.693467	16.862684	23.14%	20,291
2009	7.763332	13.693467	76.39%	21,231
2008	16.499263	7.763332	-52.95%	23,944
2007	13.085427	16.499263	26.09%	24,428
2006	9.059618	13.085427	44.44%	12,550
2005	6.970674	9.059618	29.97%	13,894

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.053147	25.004015	13.38%	2,102
2013	16.922628	22.053147	30.32%	2,523
2012	14.272624	16.922628	18.57%	2,893
2011	14.183043	14.272624	0.63%	2,806
2010	11.663313	14.183043	21.60%	1,288
2009	9.345851	11.663313	24.80%	1,362
2008	14.205869	9.345851	-34.21%	1,108
2007	14.077968	14.205869	0.91%	1,108
2006	12.231867	14.077968	15.09%	1,823
2005	11.370133	12.231867	7.58%	3,207
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.440439	-5.60%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.248303	20.272141	-8.88%	0
2013	15.994317	22.248303	39.10%	0
2012	13.431539	15.994317	19.08%	197
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.943858	21.648929	8.55%	1,824
2013	14.932191	19.943858	33.56%	1,908
2012	13.082318	14.932191	14.14%	2,140
2011	13.343369	13.082318	-1.96%	2,630
2010	12.180267	13.343369	9.55%	2,706
2009	10.098507	12.180267	20.61%	1,870
2008	15.243699	10.098507	-33.75%	2,053
2007	14.384752	15.243699	5.97%	0
2006	12.118222	14.384752	18.70%	652
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.910887	14.853591	-0.38%	2,509
2013	11.860324	14.910887	25.72%	878
2012	10.386610	11.860324	14.19%	1,026
2011	10.735263	10.386610	-3.25%	1,758
2010*	10.000000	10.735263	7.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.811358	11.855708	9.66%	257
2013	8.459946	10.811358	27.79%	518
2012	7.532835	8.459946	12.31%	527
2011	7.700493	7.532835	-2.18%	618
2010	6.555835	7.700493	17.46%	701
2009	4.986558	6.555835	31.47%	437
2008	8.259649	4.986558	-39.63%	1,359
2007	7.015054	8.259649	17.74%	3,506
2006	6.707862	7.015054	4.58%	59,460
2005	6.394073	6.707862	4.91%	8,009

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.222598	22.532409	11.42%	12,552
2013	15.565286	20.222598	29.92%	14,775
2012	13.782052	15.565286	12.94%	14,846
2011	13.901600	13.782052	-0.86%	19,166
2010	12.438437	13.901600	11.76%	27,992
2009*	10.000000	12.438437	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.949176	14.425632	3.42%	3,613
2013	11.486841	13.949176	21.44%	4,346
2012	10.078216	11.486841	13.98%	5,722
2011	10.137186	10.078216	-0.58%	5,332
2010	9.187384	10.137186	10.34%	5,332
2009	7.557697	9.187384	21.56%	4,923
2008	10.926297	7.557697	-30.83%	4,745
2007	10.451726	10.926297	4.54%	4,745
2006*	10.000000	10.451726	4.52%	1,132
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.195652	11.576733	3.40%	8,959
2013	11.666419	11.195652	-4.04%	9,146
2012	11.284076	11.666419	3.39%	9,195
2011	10.835256	11.284076	4.14%	11,794
2010	10.378523	10.835256	4.40%	11,110
2009	9.395078	10.378523	10.47%	16,633
2008	10.582931	9.395078	-11.22%	9,335
2007	10.433824	10.582931	1.43%	9,583
2006*	10.000000	10.433824	4.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.210958	15.257817	0.31%	422
2013	12.004302	15.210958	26.71%	538
2012	9.982671	12.004302	20.25%	2,030
2011	11.174715	9.982671	-10.67%	2,683
2010	10.192912	11.174715	9.63%	2,843
2009	7.307804	10.192912	39.48%	1,866
2008	12.090799	7.307804	-39.56%	918
2007	10.734006	12.090799	12.64%	1,054
2006*	10.000000	10.734006	7.34%	860
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.707124	14.590661	6.45%	11,056
2013	10.736608	13.707124	27.67%	12,073
2012	9.284769	10.736608	15.64%	15,484
2011	9.889514	9.284769	-6.12%	19,151
2010	8.494561	9.889514	16.42%	13,875
2009	6.213995	8.494561	36.70%	14,329
2008	11.308815	6.213995	-45.05%	4,955
2007	10.261053	11.308815	10.21%	7,009
2006*	10.000000	10.261053	2.61%	5,153

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.225884	13.274140	8.57%	7,188
2013	9.334537	12.225884	30.97%	8,169
2012	8.095662	9.334537	15.30%	9,287
2011	8.406630	8.095662	-3.70%	9,287
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	1,804
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.968287	20.170394	1.01%	4,615
2013	18.933351	19.968287	5.47%	6,894
2012	16.779774	18.933351	12.83%	7,825
2011	16.408272	16.779774	2.26%	7,917
2010	14.721522	16.408272	11.46%	8,098
2009	10.236784	14.721522	43.81%	8,330
2008	14.432295	10.236784	-29.07%	9,454
2007	14.207908	14.432295	1.58%	9,844
2006	13.040874	14.207908	8.95%	13,404
2005	12.931102	13.040874	0.85%	19,395
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.642254	18.970845	7.53%	3,349
2013	13.204640	17.642254	33.61%	5,756
2012	11.316625	13.204640	16.68%	4,674
2011	11.762107	11.316625	-3.79%	8,664
2010	10.314299	11.762107	14.04%	8,055
2009	8.145827	10.314299	26.62%	8,424
2008	13.125312	8.145827	-37.94%	13,606
2007	13.628411	13.125312	-3.69%	25,134
2006	11.936752	13.628411	14.17%	28,572
2005	11.624315	11.936752	2.69%	30,214
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.503488	13.128724	5.00%	4,560
2013	8.826188	12.503488	41.66%	4,905
2012	7.662684	8.826188	15.18%	5,408
2011	8.801821	7.662684	-12.94%	14,036
2010	7.729430	8.801821	13.87%	13,867
2009	5.130170	7.729430	50.67%	13,808
2008*	10.000000	5.130170	-48.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.809694	15.044793	8.94%	148
2013	10.103238	13.809694	36.69%	148
2012	9.199592	10.103238	9.82%	148
2011	9.646129	9.199592	-4.63%	148
2010	7.924306	9.646129	21.73%	148
2009	6.116244	7.924306	29.56%	155
2008*	10.000000	6.116244	-38.84%	1,938

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.187106	12.520180	2.73%	1,624
2013	10.790994	12.187106	12.94%	1,624
2012	9.864594	10.790994	9.39%	1,624
2011	10.151038	9.864594	-2.82%	1,624
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	8,361
2012	9.255266	10.359815	11.93%	8,361
2011	9.731444	9.255266	-4.89%	8,361
2010	8.790510	9.731444	10.70%	8,361
2009	7.187575	8.790510	22.30%	8,361
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.596375	11.803545	1.79%	35,509
2013	11.219522	11.596375	3.36%	585
2012	10.596201	11.219522	5.88%	653
2011	10.607527	10.596201	-0.11%	1,318
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	7,158
2010	9.062813	9.941983	9.70%	8,528
2009	7.544912	9.062813	20.12%	9,927
2008*	10.000000	7.544912	-24.55%	11,760
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.321460	12.690284	2.99%	1,967
2013	10.065473	12.321460	22.41%	1,967
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.038041	12.341521	2.52%	1,525
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	1,396
2009	8.288260	9.607347	15.92%	1,364
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.978102	12.394872	3.48%	1,423
2013	12.397493	11.978102	-3.38%	1,545
2012	11.681023	12.397493	6.13%	1,616
2011	11.124752	11.681023	5.00%	3,154
2010	10.549709	11.124752	5.45%	2,457
2009	9.845494	10.549709	7.15%	2,471
2008*	10.000000	9.845494	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.766100	13.188452	3.31%	0
2013	13.231603	12.766100	-3.52%	222
2012	12.540931	13.231603	5.51%	365
2011	12.005371	12.540931	4.46%	397
2010	11.273445	12.005371	6.49%	206
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.182126	20.646201	-6.92%	2,610
2013	22.353257	22.182126	-0.77%	0
2012	19.360919	22.353257	15.46%	0
2011	25.320932	19.360919	-23.54%	487
2010	22.127024	25.320932	14.43%	1,312
2009	13.755036	22.127024	60.86%	1,358
2008	33.063004	13.755036	-58.40%	1,424
2007	23.058810	33.063004	43.39%	1,470
2006	17.121952	23.058810	34.67%	1,512
2005	13.104750	17.121952	30.65%	1,572
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.196750	15.652731	3.00%	16,821
2013	16.080324	15.196750	-5.49%	22,278
2012	15.841556	16.080324	1.51%	32,343
2011	14.994272	15.841556	5.65%	35,598
2010	14.527898	14.994272	3.21%	44,834
2009	14.362980	14.527898	1.15%	82,549
2008	13.536704	14.362980	6.10%	82,781
2007	12.825824	13.536704	5.54%	56,332
2006	12.599616	12.825824	1.80%	57,016
2005	12.386709	12.599616	1.72%	70,750
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.621215	13.356723	-1.94%	696
2013	11.735773	13.621215	16.07%	76
2012	10.306277	11.735773	13.87%	1,577
2011	11.595202	10.306277	-11.12%	1,580
2010	10.390629	11.595202	11.59%	1,458
2009	8.131881	10.390629	27.78%	1,458
2008	15.304786	8.131881	-46.87%	1,458
2007	12.221441	15.304786	25.23%	1,458
2006	9.330986	12.221441	30.98%	1,458
2005	7.274894	9.330986	28.26%	1,458
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.465650	9.670779	-7.60%	0
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	248
2006*	10.000000	10.853520	8.54%	130

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.242287	18.864452	3.41%	5,845
2013	14.554321	18.242287	25.34%	6,345
2012	12.748966	14.554321	14.16%	7,095
2011	13.472382	12.748966	-5.37%	8,140
2010	11.931917	13.472382	12.91%	10,207
2009	9.522873	11.931917	25.30%	9,798
2008	15.308184	9.522873	-37.79%	14,028
2007	14.668581	15.308184	4.36%	28,020
2006	12.741978	14.668581	15.12%	21,388
2005	11.984875	12.741978	6.32%	21,388
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	2,974
2009*	10.000000	11.523426	15.23%	2,974
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.493980	13.808656	2.33%	24,761
2013	13.068055	13.493980	3.26%	27,834
2012	12.614655	13.068055	3.59%	31,315
2011	12.441672	12.614655	1.39%	33,739
2010	11.928224	12.441672	4.30%	36,717
2009	11.101361	11.928224	7.45%	45,924
2008	11.992742	11.101361	-7.43%	49,955
2007	11.554601	11.992742	3.79%	2,850
2006	11.049006	11.554601	4.58%	4,329
2005	10.857746	11.049006	1.76%	11,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.308356	16.896017	3.60%	92,138
2013	14.196190	16.308356	14.88%	99,425
2012	13.006607	14.196190	9.15%	108,048
2011	13.209596	13.006607	-1.54%	111,113
2010	12.091079	13.209596	9.25%	119,595
2009	10.303566	12.091079	17.35%	145,126
2008	13.619819	10.303566	-24.35%	127,996
2007	13.087664	13.619819	4.07%	128,169
2006	11.931793	13.087664	9.69%	119,853
2005	11.498473	11.931793	3.77%	121,472
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.590425	18.185452	3.38%	29,188
2013	14.592735	17.590425	20.54%	31,012
2012	13.023413	14.592735	12.05%	45,364
2011	13.508611	13.023413	-3.59%	53,747
2010	12.154289	13.508611	11.14%	54,554
2009	9.919721	12.154289	22.53%	55,807
2008	14.678830	9.919721	-32.42%	41,051
2007	14.040065	14.678830	4.55%	45,108
2006	12.443859	14.040065	12.83%	39,155
2005	11.798411	12.443859	5.47%	48,665
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.138547	15.618186	3.17%	25,688
2013	13.909287	15.138547	8.84%	24,744
2012	13.070731	13.909287	6.42%	25,702
2011	13.001188	13.070731	0.53%	20,449
2010	12.163228	13.001188	6.89%	21,416
2009	10.778891	12.163228	12.84%	19,370
2008	12.880912	10.778891	-16.32%	21,396
2007	12.354247	12.880912	4.26%	66,393
2006	11.567555	12.354247	6.80%	21,371
2005	11.239043	11.567555	2.92%	19,799
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.004229	22.509777	7.17%	34,068
2013	15.598716	21.004229	34.65%	40,738
2012	13.343510	15.598716	16.90%	47,185
2011	13.855790	13.343510	-3.70%	54,766
2010	12.928952	13.855790	7.17%	70,681
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.131414	1.31%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	39.189935	42.238554	7.78%	8,548
2013	29.903839	39.189935	31.05%	8,715
2012	25.844457	29.903839	15.71%	9,355
2011	26.922228	25.844457	-4.00%	8,900
2010	21.657282	26.922228	24.31%	10,090
2009	16.077655	21.657282	34.70%	10,223
2008	25.690552	16.077655	-37.42%	11,240
2007	24.250660	25.690552	5.94%	10,674
2006	22.403405	24.250660	8.25%	11,787
2005	20.288824	22.403405	10.42%	14,734
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.915836	10.752100	-1.50%	25,950
2013	11.082065	10.915836	-1.50%	25,958
2012	11.251291	11.082065	-1.50%	28,219
2011	11.422145	11.251291	-1.50%	42,935
2010	11.596067	11.422145	-1.50%	53,239
2009	11.767718	11.596067	-1.46%	80,020
2008	11.706507	11.767718	0.52%	136,589
2007	11.342165	11.706507	3.21%	84,801
2006	11.015384	11.342165	2.97%	68,123
2005	10.892063	11.015384	1.13%	84,571
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.446337	17.852042	2.33%	6,711
2013	17.913443	17.446337	-2.61%	5,338
2012	16.202156	17.913443	10.56%	5,241
2011	15.583700	16.202156	3.97%	7,103
2010	14.306279	15.583700	8.93%	5,623
2009	11.677180	14.306279	22.51%	9,499
2008	14.333485	11.677180	-18.53%	18,441
2007	13.909639	14.333485	3.05%	20,067
2006	13.469205	13.909639	3.27%	17,101
2005	13.382009	13.469205	0.65%	17,507
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.424127	17.964790	-2.49%	22,708
2013	15.412175	18.424127	19.54%	0
2012	13.498743	15.412175	14.17%	0
2011	15.112756	13.498743	-10.68%	0
2010	13.442337	15.112756	12.43%	0
2009*	10.000000	13.442337	34.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.014013	-9.86%	332

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.330862	14.501227	8.78%	2,312
2013	10.044301	13.330862	32.72%	2,312
2012	8.764236	10.044301	14.61%	5,147
2011	9.163741	8.764236	-4.36%	8,057
2010	8.054001	9.163741	13.78%	8,286
2009	6.300524	8.054001	27.83%	423
2008*	10.000000	6.300524	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.948168	16.272629	8.86%	2,291
2013	11.204849	14.948168	33.41%	2,235
2012	9.656095	11.204849	16.04%	2,190
2011	10.409772	9.656095	-7.24%	3,233
2010*	10.000000	10.409772	4.10%	3,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.481965	13.554112	8.59%	0
2013	9.384732	12.481965	33.00%	0
2012	8.102602	9.384732	15.82%	0
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.208473	14.560030	2.47%	12,098
2013	10.381617	14.208473	36.86%	18,719
2012	9.172945	10.381617	13.18%	20,760
2011	9.723625	9.172945	-5.66%	25,562
2010	7.783988	9.723625	24.92%	30,885
2009	6.216511	7.783988	25.21%	33,654
2008*	10.000000	6.216511	-37.83%	596
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.928741	17.207586	15.26%	16,593
2013	11.170595	14.928741	33.64%	18,722
2012	9.747754	11.170595	14.60%	32,250
2011	10.131081	9.747754	-3.78%	34,087
2010	8.597378	10.131081	17.84%	44,782
2009	6.689909	8.597378	28.51%	47,843
2008*	10.000000	6.689909	-33.10%	1,383

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.274592	21.544632	1.27%	3,103
2013	14.968726	21.274592	42.13%	3,426
2012	13.396958	14.968726	11.73%	3,934
2011	13.689306	13.396958	-2.14%	4,186
2010	11.078364	13.689306	23.57%	4,400
2009	8.823919	11.078364	25.55%	5,496
2008	16.719936	8.823919	-47.23%	6,369
2007	15.467798	16.719936	8.10%	9,300
2006	15.214808	15.467798	1.66%	8,147
2005	14.289660	15.214808	6.47%	12,156
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	49.426430	52.103740	5.42%	4,703
2013	35.739678	49.426430	38.30%	6,091
2012	30.125817	35.739678	18.63%	6,412
2011	32.217265	30.125817	-6.49%	10,397
2010	25.834325	32.217265	24.71%	12,930
2009	20.780205	25.834325	24.32%	13,653
2008	31.094922	20.780205	-33.17%	18,392
2007	33.908952	31.094922	-8.30%	25,563
2006	29.348465	33.908952	15.54%	33,370
2005	28.905822	29.348465	1.53%	33,232
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	40.399731	40.118071	-0.70%	8,351
2013	29.107609	40.399731	38.79%	10,116
2012	25.585480	29.107609	13.77%	13,501
2011	27.503258	25.585480	-6.97%	14,323
2010	22.280410	27.503258	23.44%	17,636
2009	16.792408	22.280410	32.68%	19,266
2008	27.581842	16.792408	-39.12%	22,053
2007	27.419590	27.581842	0.59%	23,936
2006	24.845062	27.419590	10.36%	19,504
2005	22.456273	24.845062	10.64%	22,823
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	16.948094	18.721822	10.47%	19,538
2013	13.124213	16.948094	29.14%	20,534
2012	11.666244	13.124213	12.50%	21,971
2011	11.781243	11.666244	-0.98%	22,784
2010	10.542591	11.781243	11.75%	25,832
2009	8.488044	10.542591	24.21%	25,216
2008	14.744782	8.488044	-42.43%	26,218
2007	13.838380	14.744782	6.55%	30,181
2006	12.363615	13.838380	11.93%	31,368
2005	11.682001	12.363615	5.83%	32,576

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.217255	14.240589	26.95%	7,216
2013	11.051541	11.217255	1.50%	8,567
2012	9.690417	11.051541	14.05%	13,978
2011	9.237175	9.690417	4.91%	19,096
2010	7.203521	9.237175	28.23%	22,105
2009	5.589702	7.203521	28.87%	28,920
2008*	10.000000	5.589702	-44.10%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.683009	13.012667	11.38%	552
2013*	10.000000	11.683009	16.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	0
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	7,060
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.243345	14.696173	-9.52%	109
2013	13.731408	16.243345	18.29%	109
2012	11.659822	13.731408	17.77%	109
2011	13.516785	11.659822	-13.74%	109
2010	12.903630	13.516785	4.75%	109
2009*	10.000000	12.903630	29.04%	115
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.460984	10.366908	-0.90%	469
2013	10.555181	10.460984	-0.89%	461
2012	10.244547	10.555181	3.03%	440
2011	10.370178	10.244547	-1.21%	1,687
2010	9.999600	10.370178	3.71%	3,935
2009	8.958025	9.999600	11.63%	5,993
2008	10.505182	8.958025	-14.73%	14,659
2007	10.180267	10.505182	3.19%	16,313
2006	9.918119	10.180267	2.64%	14,280
2005	9.925486	9.918119	-0.07%	12,030

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.674803	18.013898	1.92%	0
2013	12.304206	17.674803	43.65%	0
2012	11.479389	12.304206	7.19%	0
2011	11.778758	11.479389	-2.54%	0
2010	9.997385	11.778758	17.82%	150
2009	8.268264	9.997385	20.91%	0
2008	13.868982	8.268264	-40.38%	0
2007	14.009236	13.868982	-1.00%	372
2006	13.512331	14.009236	3.68%	384
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.612895	20.237085	8.73%	0
2013	13.732385	18.612895	35.54%	719
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0
2008	14.082459	8.399779	-40.35%	0
2007	13.286513	14.082459	5.99%	2,362
2006	11.862757	13.286513	12.00%	1,740
2005	11.270076	11.862757	5.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.793552	24.774396	13.68%	0
2013	17.053633	21.793552	27.79%	0
2012	15.171824	17.053633	12.40%	0
2011	15.581455	15.171824	-2.63%	0
2010	14.457152	15.581455	7.78%	0
2009	10.156003	14.457152	42.35%	24,632
2008	18.925714	10.156003	-46.34%	31,304
2007	16.833637	18.925714	12.43%	36,498
2006	15.830998	16.833637	6.33%	42,374
2005	15.291700	15.830998	3.53%	46,910
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.661813	22.571024	4.20%	4,410
2013	16.172103	21.661813	33.95%	4,542
2012	14.099927	16.172103	14.70%	8,861
2011	14.159062	14.099927	-0.42%	9,768
2010	11.277175	14.159062	25.56%	14,994
2009	8.633683	11.277175	30.62%	15,121
2008	17.209838	8.633683	-49.83%	15,790
2007	16.432771	17.209838	4.73%	15,647
2006	16.203447	16.432771	1.42%	9,086
2005	14.644219	16.203447	10.65%	12,485

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.890508	18.026081	0.76%	15,182
2013	14.266961	17.890508	25.40%	11,180
2012	11.944674	14.266961	19.44%	22,058
2011	13.222428	11.944674	-9.66%	23,884
2010	11.575585	13.222428	14.23%	30,394
2009	8.407890	11.575585	37.68%	31,319
2008	14.271766	8.407890	-41.09%	35,677
2007	13.629059	14.271766	4.72%	38,350
2006	11.756121	13.629059	15.93%	28,775
2005	10.440758	11.756121	12.60%	32,538
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.986329	10.115757	1.30%	1,219
2013	10.151842	9.986329	-1.63%	1,169
2012*	10.000000	10.151842	1.52%	1,041
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.021770	-9.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.833738	21.627270	9.04%	8,157
2013	15.280495	19.833738	29.80%	8,720
2012	13.274169	15.280495	15.11%	11,779
2011	13.477836	13.274169	-1.51%	15,824
2010	11.784682	13.477836	14.37%	23,786
2009	9.326193	11.784682	26.36%	26,614
2008	15.388393	9.326193	-39.39%	30,555
2007	14.962113	15.388393	2.85%	38,647
2006	13.205210	14.962113	13.30%	38,982
2005	12.649738	13.205210	4.39%	42,610
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.209775	16.769467	10.25%	300
2013	10.950001	15.209775	38.90%	302
2012	9.422319	10.950001	16.21%	1,128
2011	9.781928	9.422319	-3.68%	1,202
2010	8.047221	9.781928	21.56%	362
2009	5.954845	8.047221	35.14%	7,009
2008	9.724370	5.954845	-38.76%	4,808
2007	9.994196	9.724370	-2.70%	4,536
2006*	10.000000	9.994196	-0.06%	530
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.462421	10.352353	-1.05%	1,158
2013	10.610149	10.462421	-1.39%	1,114
2012*	10.000000	10.610149	6.10%	1,158
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.687730	-3.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.914392	11.770993	-1.20%	77
2013	12.945992	11.914392	-7.97%	557
2012	12.490136	12.945992	3.65%	588
2011	11.695500	12.490136	6.79%	1,417
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.538994	11.450958	-0.76%	7,808
2013	11.741977	11.538994	-1.73%	8,028
2012	11.273050	11.741977	4.16%	7,847
2011	11.330057	11.273050	-0.50%	11,273
2010	10.935503	11.330057	3.61%	10,250
2009*	10.000000	10.935503	9.36%	8,665
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.210883	13.414984	1.54%	0
2013	14.773825	13.210883	-10.58%	0
2012	13.791965	14.773825	7.12%	0
2011	12.538344	13.791965	10.00%	0
2010	11.774218	12.538344	6.49%	0
2009	10.100445	11.774218	16.57%	0
2008	11.028989	10.100445	-8.42%	0
2007	10.120458	11.028989	8.98%	0
2006*	10.000000	10.120458	1.20%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.578991	14.973628	2.71%	0
2013	15.096227	14.578991	-3.43%	0
2012	13.984209	15.096227	7.95%	0
2011	13.702636	13.984209	2.05%	0
2010	12.867331	13.702636	6.49%	0
2009	11.456166	12.867331	12.32%	0
2008	11.103352	11.456166	3.18%	0
2007	10.366984	11.103352	7.10%	0
2006*	10.000000	10.366984	3.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.395694	10.666500	2.60%	2,612
2013	10.775226	10.395694	-3.52%	10,796
2012	9.990587	10.775226	7.85%	11,400
2011*	10.000000	9.990587	-0.09%	10,976

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.707286	13.018492	-5.03%	0
2013	11.502089	13.707286	19.17%	0
2012	10.852364	11.502089	5.99%	0
2011	12.534159	10.852364	-13.42%	0
2010	9.791276	12.534159	28.01%	0
2009	6.289634	9.791276	55.67%	0
2008	11.256238	6.289634	-44.12%	0
2007	10.991407	11.256238	2.41%	0
2006*	10.000000	10.991407	9.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.903420	28.311582	29.26%	2,855
2013	14.774016	21.903420	48.26%	2,909
2012	11.450026	14.774016	29.03%	3,263
2011	10.530386	11.450026	8.73%	44
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.989920	12.737777	6.24%	2,767
2013	12.211221	11.989920	-1.81%	319
2012	11.328212	12.211221	7.79%	1,238
2011	10.885477	11.328212	4.07%	1,243
2010	10.314278	10.885477	5.54%	999
2009	9.550224	10.314278	8.00%	999
2008	10.797546	9.550224	-11.55%	1,312
2007	10.395936	10.797546	3.86%	1,247
2006*	10.000000	10.395936	3.96%	663
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	41.050991	41.618939	1.38%	0
2013	45.672483	41.050991	-10.12%	0
2012	39.309176	45.672483	16.19%	31
2011	37.284043	39.309176	5.43%	31
2010	34.490539	37.284043	8.10%	62
2009	26.891737	34.490539	28.26%	315
2008	32.110447	26.891737	-16.25%	285
2007	30.603032	32.110447	4.93%	285
2006	28.037652	30.603032	9.15%	951
2005	25.356933	28.037652	10.57%	951

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.142457	16.242914	0.62%	0
2013	14.134294	16.142457	14.21%	0
2012	12.604929	14.134294	12.13%	0
2011	13.285251	12.604929	-5.12%	0
2010	12.762092	13.285251	4.10%	0
2009	9.776243	12.762092	30.54%	0
2008	17.924126	9.776243	-45.46%	0
2007	15.881416	17.924126	12.86%	0
2006	12.884245	15.881416	23.26%	0
2005	11.776394	12.884245	9.41%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	56.491064	55.412702	-1.91%	559
2013	51.197222	56.491064	10.34%	633
2012	40.042554	51.197222	27.86%	1,110
2011	54.740934	40.042554	-26.85%	296
2010	43.813936	54.740934	24.94%	458
2009	20.865450	43.813936	109.98%	499
2008	60.148122	20.865450	-65.31%	1,209
2007	44.376351	60.148122	35.54%	1,335
2006	32.295777	44.376351	37.41%	1,543
2005	24.838435	32.295777	30.02%	1,585
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	47.897657	38.165631	-20.32%	2,119
2013	43.992884	47.897657	8.88%	2,137
2012	43.201636	43.992884	1.83%	2,222
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
2008	50.080524	26.575168	-46.94%	735
2007	34.980940	50.080524	43.17%	796
2006	28.525563	34.980940	22.63%	1,091
2005	19.092790	28.525563	49.40%	1,420
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.458766	8.308666	-20.56%	369
2013	9.626904	10.458766	8.64%	1,326
2012*	10.000000	9.626904	-3.73%	1,364

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.981402	17.347252	8.55%	0
2013	12.114443	15.981402	31.92%	1,609
2012	10.577450	12.114443	14.53%	1,609
2011	11.525062	10.577450	-8.22%	1,609
2010	10.414816	11.525062	10.66%	1,609
2009	8.321500	10.414816	25.16%	1,609
2008	13.597276	8.321500	-38.80%	1,609
2007	12.555891	13.597276	8.29%	1,609
2006	11.212563	12.555891	11.98%	1,609
2005	10.467304	11.212563	7.12%	1,441
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.113171	23.305437	-3.35%	487
2013	16.295076	24.113171	47.98%	514
2012	15.336646	16.295076	6.25%	766
2011	16.319922	15.336646	-6.03%	6,709
2010	13.069260	16.319922	24.87%	6,792
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.930243	26.739524	7.26%	106
2013	18.398317	24.930243	35.50%	1,356
2012	15.775111	18.398317	16.63%	106
2011	17.534886	15.775111	-10.04%	7,662
2010	14.069675	17.534886	24.63%	9,915
2009	10.017824	14.069675	40.45%	8,010
2008	15.837244	10.017824	-36.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.080316	13.302495	1.70%	14,407
2013	14.517248	13.080316	-9.90%	18,369
2012	13.732125	14.517248	5.72%	13,177
2011	12.481724	13.732125	10.02%	18,919
2010	12.060795	12.481724	3.49%	16,476
2009	11.115274	12.060795	8.51%	15,361
2008	11.472534	11.115274	-3.11%	27,863
2007	10.643627	11.472534	7.79%	25,075
2006	10.641817	10.643627	0.02%	25,204
2005	10.642589	10.641817	-0.01%	17,990
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.547713	21.651009	10.76%	36,666
2013	14.618692	19.547713	33.72%	23,404
2012	12.941263	14.618692	12.96%	37,394
2011	12.747859	12.941263	1.52%	31,494
2010	11.343661	12.747859	12.38%	45,808
2009	9.756634	11.343661	16.27%	58,038
2008	15.150584	9.756634	-35.60%	50,110
2007	15.400828	15.150584	-1.62%	61,541
2006	13.359736	15.400828	15.28%	63,715
2005	12.968874	13.359736	3.01%	75,016
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	19.137281	17.803094	-6.97%	0
2013	15.879688	19.137281	20.51%	0
2012	13.312988	15.879688	19.28%	0
2011	15.373629	13.312988	-13.40%	0
2010	13.783241	15.373629	11.54%	0
2009	10.466302	13.783241	31.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.033183	19.523214	14.62%	9,585
2013	13.296843	17.033183	28.10%	14,730
2012	11.610846	13.296843	14.52%	5,148
2011	11.875646	11.610846	-2.23%	10,770
2010	10.114983	11.875646	17.41%	4,505
2009	7.906617	10.114983	27.93%	2,160
2008	10.616031	7.906617	-25.52%	5,107
2007	11.038582	10.616031	-3.83%	6,251
2006*	10.000000	11.038582	10.39%	4,942
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.230806	30.315369	11.33%	0
2013	20.997530	27.230806	29.69%	0
2012	18.615545	20.997530	12.80%	0
2011	18.718136	18.615545	-0.55%	0
2010	16.762603	18.718136	11.67%	0
2009	14.204930	16.762603	18.01%	88,447
2008	19.705270	14.204930	-27.91%	98,436
2007	21.101512	19.705270	-6.62%	105,602
2006	18.063317	21.101512	16.82%	138,085
2005	17.467591	18.063317	3.41%	170,271
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.066151	15.119219	0.35%	21,269
2013	13.375164	15.066151	12.64%	18,474
2012	12.354851	13.375164	8.26%	22,261
2011	13.023023	12.354851	-5.13%	27,677
2010	12.051594	13.023023	8.06%	39,212
2009*	10.000000	12.051594	20.52%	45,268
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.213897	12.700163	3.98%	1,669
2013*	10.000000	12.213897	22.14%	974
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.871107	8.71%	1,230
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.304532	24.118350	3.49%	3,982
2013	16.822141	23.304532	38.53%	6,019
2012	14.763549	16.822141	13.94%	7,441
2011	14.911599	14.763549	-0.99%	7,693
2010	12.037287	14.911599	23.88%	12,413
2009	9.779387	12.037287	23.09%	17,422
2008	14.378592	9.779387	-31.99%	20,366
2007	14.702514	14.378592	-2.20%	15,423
2006	13.052374	14.702514	12.64%	16,169
2005	12.363005	13.052374	5.58%	16,065

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.046763	17.923319	11.69%	16,580
2013	12.132491	16.046763	32.26%	5,938
2012	11.006002	12.132491	10.24%	6,298
2011	11.079069	11.006002	-0.66%	6,558
2010	9.801238	11.079069	13.04%	6,870
2009	7.443071	9.801238	31.68%	14,644
2008	11.529422	7.443071	-35.44%	11,354
2007	10.865963	11.529422	6.11%	13,898
2006	10.106683	10.865963	7.51%	14,428
2005	9.907140	10.106683	2.01%	16,348
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.853784	21.053358	11.67%	35,179
2013	14.504898	18.853784	29.98%	46,707
2012	12.730304	14.504898	13.94%	45,884
2011	12.692005	12.730304	0.30%	62,353
2010	11.225947	12.692005	13.06%	81,702
2009	9.025801	11.225947	24.38%	116,640
2008	14.585446	9.025801	-38.12%	115,796
2007	14.076570	14.585446	3.62%	128,840
2006	12.379057	14.076570	13.71%	140,653
2005	12.009933	12.379057	3.07%	174,638
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	19.705623	20.969981	6.42%	12,749
2013	16.527811	19.705623	19.23%	18,622
2012	15.202910	16.527811	8.71%	27,788
2011	14.165149	15.202910	7.33%	20,525
2010	12.476865	14.165149	13.53%	25,104
2009	10.340571	12.476865	20.66%	34,403
2008	14.909523	10.340571	-30.64%	30,782
2007	14.137200	14.909523	5.46%	42,282
2006	12.327848	14.137200	14.68%	48,841
2005	11.996198	12.327848	2.76%	55,714
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	16.550746	14.775547	-10.73%	0
2013	13.668336	16.550746	21.09%	0
2012	12.323159	13.668336	10.92%	0
2011	15.354595	12.323159	-19.74%	629
2010	14.930985	15.354595	2.84%	629
2009	11.579494	14.930985	28.94%	6,562
2008	18.765692	11.579494	-38.29%	9,288
2007	18.302536	18.765692	2.53%	9,288
2006	15.163301	18.302536	20.70%	9,288
2005	13.764722	15.163301	10.16%	9,288

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	16.282860	16.286026	0.02%	0
2013	11.133755	16.282860	46.25%	1,164
2012	9.380481	11.133755	18.69%	1,164
2011	11.059186	9.380481	-15.18%	1,735
2010	8.565128	11.059186	29.12%	1,735
2009	6.902705	8.565128	24.08%	4,203
2008	11.235284	6.902705	-38.56%	4,434
2007	12.832438	11.235284	-12.45%	4,434
2006	12.560403	12.832438	2.17%	4,434
2005	12.058079	12.560403	4.17%	4,434
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.895079	-1.05%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.950169	17.320426	2.18%	49,691
2013	17.040665	16.950169	-0.53%	47,250
2012	15.775874	17.040665	8.02%	57,886
2011	15.667536	15.775874	0.69%	66,024
2010	14.666819	15.667536	6.82%	85,472
2009	12.369872	14.666819	18.57%	107,193
2008	13.552311	12.369872	-8.72%	104,980
2007	13.063536	13.552311	3.74%	137,578
2006	12.739427	13.063536	2.54%	166,883
2005	12.773711	12.739427	-0.27%	190,117
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.534652	13.904418	2.73%	0
2013	12.123993	13.534652	11.64%	193
2012	11.026798	12.123993	9.95%	423
2011	11.231942	11.026798	-1.83%	547
2010	10.119745	11.231942	10.99%	11,332
2009	8.279353	10.119745	22.23%	8,955
2008	11.224535	8.279353	-26.24%	0
2007	10.494851	11.224535	6.95%	3,213
2006*	10.000000	10.494851	4.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.370797	13.777530	3.04%	7,587
2013	11.712547	13.370797	14.16%	7,587
2012	10.511160	11.712547	11.43%	7,587
2011	10.797738	10.511160	-2.65%	7,150
2010	9.577005	10.797738	12.75%	6,531
2009	7.554008	9.577005	26.78%	882
2008	11.403328	7.554008	-33.76%	26,449
2007	10.514805	11.403328	8.45%	26,141
2006*	10.000000	10.514805	5.15%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.532293	13.970192	3.24%	0
2013	11.313272	13.532293	19.61%	0
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	213
2009	7.030879	9.095709	29.37%	1,500
2008	11.533156	7.030879	-39.04%	0
2007	10.534920	11.533156	9.48%	0
2006*	10.000000	10.534920	5.35%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.551044	31.429995	10.08%	0
2013	22.113107	28.551044	29.11%	0
2012	19.312504	22.113107	14.50%	0
2011	20.147227	19.312504	-4.14%	0
2010	17.474549	20.147227	15.29%	0
2009	13.083461	17.474549	33.56%	111,541
2008	23.158696	13.083461	-43.51%	116,053
2007	20.020089	23.158696	15.68%	135,154
2006	18.222498	20.020089	9.86%	154,003
2005	15.839841	18.222498	15.04%	158,333
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.076585	10.371444	-14.12%	9,744
2013	9.880869	12.076585	22.22%	6,634
2012	9.583106	9.880869	3.11%	6,292
2011	10.267563	9.583106	-6.67%	24,059
2010	8.752400	10.267563	17.31%	32,318
2009	6.024270	8.752400	45.29%	27,184
2008	13.421070	6.024270	-55.11%	31,840
2007	9.360928	13.421070	43.37%	27,953
2006*	10.000000	9.360928	-6.39%	5,019
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.503045	21.930605	6.96%	43,063
2013	16.268555	20.503045	26.03%	49,209
2012	14.101524	16.268555	15.37%	67,119
2011	14.201119	14.101524	-0.70%	77,252
2010	12.533482	14.201119	13.31%	90,487
2009	9.790590	12.533482	28.02%	134,036
2008	17.357577	9.790590	-43.59%	140,728
2007	17.385893	17.357577	-0.16%	173,294
2006	14.705887	17.385893	18.22%	212,085
2005	14.123525	14.705887	4.12%	229,217

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	14.951341	16.501135	10.37%	0
2013	11.022543	14.951341	35.64%	0
2012	9.372334	11.022543	17.61%	0
2011	9.316445	9.372334	0.60%	0
2010	7.652780	9.316445	21.74%	0
2009	5.334388	7.652780	43.46%	13,125
2008	12.057582	5.334388	-55.76%	13,676
2007	9.954596	12.057582	21.13%	14,246
2006	9.601897	9.954596	3.67%	15,750
2005	8.958732	9.601897	7.18%	16,313
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.398648	20.140058	9.46%	36,554
2013	13.720761	18.398648	34.09%	30,350
2012	12.167452	13.720761	12.77%	34,227
2011	12.341186	12.167452	-1.41%	98,404
2010	10.104505	12.341186	22.14%	79,103
2009	8.009173	10.104505	26.16%	93,433
2008	15.418206	8.009173	-48.05%	51,891
2007	12.345038	15.418206	24.89%	51,529
2006	11.748014	12.345038	5.08%	57,073
2005	11.291830	11.748014	4.04%	75,321
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.917511	15.839173	-0.49%	9,356
2013	15.271100	15.917511	4.23%	9,863
2012	13.583756	15.271100	12.42%	11,908
2011	13.275911	13.583756	2.32%	19,442
2010	11.850852	13.275911	12.02%	21,363
2009	8.372353	11.850852	41.55%	25,914
2008	11.348609	8.372353	-26.23%	22,677
2007	11.229923	11.348609	1.06%	30,409
2006	10.259436	11.229923	9.46%	55,046
2005	10.164065	10.259436	0.94%	58,981
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.408465	13.960203	4.11%	16,842
2013	13.881887	13.408465	-3.41%	18,534
2012	13.331876	13.881887	4.13%	22,537
2011	12.630703	13.331876	5.55%	32,339
2010	11.914564	12.630703	6.01%	25,491
2009	10.462273	11.914564	13.88%	21,944
2008	10.994792	10.462273	-4.84%	29,737
2007	10.717458	10.994792	2.59%	31,742
2006	10.436937	10.717458	2.69%	32,285
2005	10.384779	10.436937	0.50%	26,781

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.478060	16.182331	4.55%	4,238
2013	11.554708	15.478060	33.95%	3,442
2012	10.228324	11.554708	12.97%	6,785
2011	11.636116	10.228324	-12.10%	17,039
2010	9.183259	11.636116	26.71%	16,367
2009	6.662004	9.183259	37.85%	19,013
2008	11.186819	6.662004	-40.45%	12,184
2007	9.839985	11.186819	13.69%	22,153
2006*	10.000000	9.839985	-1.60%	9,955
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.397083	17.537943	-9.58%	1,189
2013	15.111822	19.397083	28.36%	1,318
2012	12.734439	15.111822	18.67%	1,521
2011	15.626882	12.734439	-18.51%	2,027
2010	14.047583	15.626882	11.24%	2,417
2009	11.285190	14.047583	24.48%	2,732
2008	20.420848	11.285190	-44.74%	4,120
2007	17.698704	20.420848	15.38%	2,442
2006	15.241215	17.698704	16.12%	2,465
2005	13.011854	15.241215	17.13%	5,869
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.801711	21.849833	5.04%	1,415
2013	16.197658	20.801711	28.42%	4,869
2012	12.944989	16.197658	25.13%	83
2011	14.424782	12.944989	-10.26%	83
2010	11.586518	14.424782	24.50%	258
2009	7.477240	11.586518	54.96%	4,309
2008	15.556357	7.477240	-51.93%	3,792
2007	14.964645	15.556357	3.95%	3,764
2006	13.080838	14.964645	14.40%	4,316
2005	12.955237	13.080838	0.97%	11,200
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.296248	12.450425	1.25%	224
2013	10.091057	12.296248	21.85%	232
2012	8.887578	10.091057	13.54%	798
2011	9.168592	8.887578	-3.06%	840
2010	8.446738	9.168592	8.55%	13,251
2009	6.587021	8.446738	28.23%	13,337
2008*	10.000000	6.587021	-34.13%	2,272

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.581037	15.017640	2.99%	6,125
2013	12.998413	14.581037	12.18%	6,053
2012	11.720588	12.998413	10.90%	6,389
2011	11.627489	11.720588	0.80%	15,642
2010	10.482089	11.627489	10.93%	16,239
2009	7.852078	10.482089	33.49%	28,278
2008	11.338348	7.852078	-30.75%	6,114
2007	11.100789	11.338348	2.14%	14,675
2006*	10.000000	11.100789	11.01%	5,562
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.277579	15.126629	-0.99%	1,861
2013	11.390327	15.277579	34.13%	3,196
2012	9.773009	11.390327	16.55%	5,405
2011	10.314430	9.773009	-5.25%	21,671
2010	8.170719	10.314430	26.24%	5,571
2009	6.425835	8.170719	27.15%	11,703
2008	9.744526	6.425835	-34.06%	8,309
2007	10.140131	9.744526	-3.90%	12,600
2006*	10.000000	10.140131	1.40%	6,120
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.330878	-6.69%	4,336
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.936930	16.613663	-12.27%	0
2013	15.603462	18.936930	21.36%	0
2012	13.364388	15.603462	16.75%	0
2011	15.157673	13.364388	-11.83%	0
2010	14.167112	15.157673	6.99%	0
2009	10.477627	14.167112	35.21%	0
2008	17.807816	10.477627	-41.16%	0
2007	15.623013	17.807816	13.98%	0
2006	13.039095	15.623013	19.82%	0
2005	11.987900	13.039095	8.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.643706	-13.56%	589
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.980506	-0.19%	10,650
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.307305	11.689112	3.38%	0
2013	9.628417	11.307305	17.44%	0
2012	8.390077	9.628417	14.76%	0
2011	10.121820	8.390077	-17.11%	0
2010	8.886786	10.121820	13.90%	0
2009	7.539232	8.886786	17.87%	0
2008	12.429150	7.539232	-39.34%	0
2007	11.595612	12.429150	7.19%	0
2006*	10.000000	11.595612	15.96%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.843450	14.294411	11.30%	0
2013	9.995065	12.843450	28.50%	0
2012	8.768178	9.995065	13.99%	0
2011	9.308706	8.768178	-5.81%	0
2010	7.614397	9.308706	22.25%	0
2009	5.372434	7.614397	41.73%	0
2008	9.090064	5.372434	-40.90%	0
2007	10.309227	9.090064	-11.83%	0
2006*	10.000000	10.309227	3.09%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.780641	14.477463	5.06%	0
2013	12.243095	13.780641	12.56%	0
2012	10.977696	12.243095	11.53%	0
2011	11.077727	10.977696	-0.90%	0
2010	10.177148	11.077727	8.85%	0
2009	8.228485	10.177148	23.68%	0
2008	11.480932	8.228485	-28.33%	0
2007	10.998587	11.480932	4.39%	0
2006*	10.000000	10.998587	9.99%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.742211	15.618383	5.94%	0
2013	11.240856	14.742211	31.15%	0
2012	9.885616	11.240856	13.71%	0
2011	10.497200	9.885616	-5.83%	0
2010	9.143203	10.497200	14.81%	0
2009	6.982338	9.143203	30.95%	0
2008	11.518668	6.982338	-39.38%	0
2007	11.380584	11.518668	1.21%	0
2006*	10.000000	11.380584	13.81%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.643323	16.797224	0.92%	0
2013	15.743121	16.643323	5.72%	0
2012	13.921741	15.743121	13.08%	0
2011	14.145635	13.921741	-1.58%	0
2010	12.447422	14.145635	13.64%	0
2009	7.318776	12.447422	70.08%	0
2008	10.617056	7.318776	-31.07%	0
2007	10.565815	10.617056	0.48%	0
2006*	10.000000	10.565815	5.66%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.414471	18.849488	-2.91%	0
2013	14.415838	19.414471	34.67%	0
2012	12.253006	14.415838	17.65%	0
2011	13.046782	12.253006	-6.08%	0
2010	10.872598	13.046782	20.00%	0
2009	7.082398	10.872598	53.52%	0
2008	11.713981	7.082398	-39.54%	0
2007	10.792948	11.713981	8.53%	0
2006*	10.000000	10.792948	7.93%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.178682	17.066834	-0.65%	0
2013	13.087737	17.178682	31.26%	0
2012	11.351070	13.087737	15.30%	0
2011	12.463535	11.351070	-8.93%	0
2010	10.746830	12.463535	15.97%	0
2009	7.584413	10.746830	41.70%	0
2008	10.769443	7.584413	-29.57%	0
2007	10.740205	10.769443	0.27%	0
2006*	10.000000	10.740205	7.40%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.040068	15.038996	7.11%	0
2013	10.090036	14.040068	39.15%	0
2012	9.187638	10.090036	9.82%	0
2011	9.518484	9.187638	-3.48%	0
2010	7.431509	9.518484	28.08%	0
2009	5.583414	7.431509	33.10%	0
2008	10.746502	5.583414	-48.04%	0
2007	10.337299	10.746502	3.96%	0
2006*	10.000000	10.337299	3.37%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.086056	13.711762	13.45%	0
2013	9.570360	12.086056	26.29%	0
2012	8.780582	9.570360	8.99%	0
2011	9.321384	8.780582	-5.80%	0
2010	8.116762	9.321384	14.84%	0
2009	6.185807	8.116762	31.22%	0
2008	9.984781	6.185807	-38.05%	0
2007	10.811115	9.984781	-7.64%	0
2006*	10.000000	10.811115	8.11%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.194889	11.203034	-8.13%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.260147	16.641862	-3.58%	1,553
2013	13.289650	17.260147	29.88%	7,328
2012	11.008509	13.289650	20.72%	6,868
2011	11.284264	11.008509	-2.44%	1,137
2010*	10.000000	11.284264	12.84%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.310112	14.209726	6.76%	0
2013	9.647398	13.310112	37.97%	0
2012*	10.000000	9.647398	-3.53%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.984086	17.021772	6.49%	609
2013	11.613834	15.984086	37.63%	463
2012	10.403343	11.613834	11.64%	844
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	18.104724	19.276080	6.47%	79
2013	14.228071	18.104724	27.25%	2,273
2012	12.690841	14.228071	12.11%	2,273
2011	12.898388	12.690841	-1.61%	8,256
2010	11.958638	12.898388	7.86%	14,013
2009	9.467739	11.958638	26.31%	12,412
2008	13.766503	9.467739	-31.23%	13,357
2007	12.934570	13.766503	6.43%	21,650
2006	11.257364	12.934570	14.90%	23,053
2005	10.857313	11.257364	3.68%	8,713
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.444148	13.358111	7.34%	94
2013	10.097210	12.444148	23.24%	94
2012	9.110762	10.097210	10.83%	94
2011*	10.000000	9.110762	-8.89%	854

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.117538	21.345109	17.81%	0
2013	13.094053	18.117538	38.36%	0
2012	11.001493	13.094053	19.02%	0
2011	10.749755	11.001493	2.34%	0
2010	10.370039	10.749755	3.66%	0
2009	8.250100	10.370039	25.70%	0
2008	11.740142	8.250100	-29.73%	0
2007	10.661992	11.740142	10.11%	0
2006*	10.000000	10.661992	6.62%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.348333	12.805940	12.84%	0
2013	11.222521	11.348333	1.12%	0
2012	8.897571	11.222521	26.13%	0
2011	9.666579	8.897571	-7.96%	0
2010	8.355345	9.666579	15.69%	0
2009	6.452593	8.355345	29.49%	0
2008	11.841142	6.452593	-45.51%	0
2007	12.733986	11.841142	-7.01%	0
2006*	10.000000	12.733986	27.34%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.304955	22.031981	-1.22%	0
2013	19.036519	22.304955	17.17%	0
2012	16.737212	19.036519	13.74%	0
2011	18.229170	16.737212	-8.18%	0
2010	16.405654	18.229170	11.12%	0
2009	12.321506	16.405654	33.15%	0
2008	20.992749	12.321506	-41.31%	0
2007	18.588802	20.992749	12.93%	0
2006	14.723563	18.588802	26.25%	0
2005	12.681165	14.723563	16.11%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.077072	13.864637	6.02%	0
2013	9.723675	13.077072	34.49%	936
2012*	10.000000	9.723675	-2.76%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.871123	27.859664	-6.73%	10,448
2013	24.247409	29.871123	23.19%	11,104
2012	20.666910	24.247409	17.32%	11,868
2011	22.621790	20.666910	-8.64%	17,017
2010	21.143472	22.621790	6.99%	15,187
2009*	10.000000	21.143472	23.11%	19,169

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.647173	24.727334	0.33%	13,414
2013	22.656384	24.647173	8.79%	9,598
2012	19.397924	22.656384	16.80%	8,571
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.050877	23.417464	6.20%	1,977
2013	17.237411	22.050877	27.92%	3,236
2012	15.418643	17.237411	11.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.537792	14.456544	6.79%	36,564
2013	10.505981	13.537792	28.86%	40,473
2012	8.616078	10.505981	21.93%	53,180
2011	9.404273	8.616078	-8.38%	50,647
2010	8.971001	9.404273	4.83%	72,412
2009	6.240588	8.971001	43.75%	94,789
2008	11.382719	6.240588	-45.17%	77,860
2007	8.462578	11.382719	34.51%	65,911
2006	7.877344	8.462578	7.43%	61,916
2005	7.108411	7.877344	10.82%	79,725
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.811529	7.332799	7.65%	5,291
2013	5.110192	6.811529	33.29%	5,747
2012	4.356575	5.110192	17.30%	7,073
2011	4.844460	4.356575	-10.07%	2,012
2010	3.955620	4.844460	22.47%	2,029
2009	2.560843	3.955620	54.47%	8,106
2008	4.642758	2.560843	-44.84%	11,399
2007	3.875357	4.642758	19.80%	11,537
2006	3.650452	3.875357	6.16%	7,921
2005	3.323846	3.650452	9.83%	8,424
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.003825	12.118301	-13.46%	15,064
2013	12.446691	14.003825	12.51%	18,496
2012	11.170745	12.446691	11.42%	21,918
2011	16.769353	11.170745	-33.39%	9,005
2010	13.624574	16.769353	23.08%	13,238
2009	7.728195	13.624574	76.30%	17,478
2008	16.432956	7.728195	-52.97%	17,734
2007	13.039486	16.432956	26.02%	19,602
2006	9.032380	13.039486	44.36%	16,852
2005	6.953235	9.032380	29.90%	18,854

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.945273	24.869075	13.32%	7,468
2013	16.848384	21.945273	30.25%	9,148
2012	14.217234	16.848384	18.51%	11,688
2011	14.135167	14.217234	0.58%	120
2010	11.629845	14.135167	21.54%	697
2009	9.323754	11.629845	24.73%	1,403
2008	14.179487	9.323754	-34.24%	9,941
2007	14.059007	14.179487	0.86%	8,343
2006	12.221585	14.059007	15.03%	13,376
2005	11.366319	12.221585	7.52%	21,060
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.437246	-5.63%	6,080
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.116840	20.142117	-8.93%	0
2013	15.907879	22.116840	39.03%	6,089
2012	13.365754	15.907879	19.02%	461
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.826011	21.510083	8.49%	3,912
2013	14.851483	19.826011	33.50%	4,324
2012	13.018232	14.851483	14.08%	9,807
2011	13.284731	13.018232	-2.01%	6,624
2010	12.132886	13.284731	9.49%	7,093
2009	10.064340	12.132886	20.55%	8,758
2008	15.199863	10.064340	-33.79%	6,277
2007	14.350718	15.199863	5.92%	11,923
2006	12.095679	14.350718	18.64%	8,321
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.883196	14.818475	-0.43%	22,863
2013	11.844304	14.883196	25.66%	10,793
2012	10.377863	11.844304	14.13%	8,520
2011	10.731658	10.377863	-3.30%	9,183
2010*	10.000000	10.731658	7.32%	203
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.727942	11.758264	9.60%	8,113
2013	8.398932	10.727942	27.73%	8,763
2012	7.482312	8.398932	12.25%	9,078
2011	7.652723	7.482312	-2.23%	7,894
2010	6.518468	7.652723	17.40%	7,587
2009	4.960659	6.518468	31.40%	11,289
2008	8.220945	4.960659	-39.66%	15,724
2007	6.985741	8.220945	17.68%	18,517
2006	6.683217	6.985741	4.53%	38,347
2005	6.373790	6.683217	4.85%	37,999

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.174731	22.467673	11.37%	23,443
2013	15.536317	20.174731	29.86%	37,601
2012	13.763403	15.536317	12.88%	34,161
2011	13.889833	13.763403	-0.91%	41,349
2010	12.434223	13.889833	11.71%	64,764
2009*	10.000000	12.434223	24.34%	59
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.895004	14.362314	3.36%	19,226
2013	11.448043	13.895004	21.37%	30,413
2012	10.049284	11.448043	13.92%	31,947
2011	10.113208	10.049284	-0.63%	15,449
2010	9.170310	10.113208	10.28%	14,599
2009	7.547477	9.170310	21.50%	17,775
2008	10.917058	7.547477	-30.87%	18,634
2007	10.448212	10.917058	4.49%	12,920
2006*	10.000000	10.448212	4.48%	4,332
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.152136	11.525887	3.35%	450
2013	11.626980	11.152136	-4.08%	3,902
2012	11.251651	11.626980	3.34%	8,526
2011	10.809588	11.251651	4.09%	10,281
2010	10.359202	10.809588	4.35%	11,068
2009	9.382348	10.359202	10.41%	16,176
2008	10.573953	9.382348	-11.27%	4,074
2007	10.430304	10.573953	1.38%	13,641
2006*	10.000000	10.430304	4.30%	1,579
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.151816	15.190783	0.26%	5,869
2013	11.963698	15.151816	26.65%	12,203
2012	9.953969	11.963698	20.19%	13,874
2011	11.148227	9.953969	-10.71%	19,232
2010	10.173918	11.148227	9.58%	22,524
2009	7.297903	10.173918	39.41%	22,884
2008	12.080556	7.297903	-39.59%	19,568
2007	10.730389	12.080556	12.58%	18,668
2006*	10.000000	10.730389	7.30%	229
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.653806	14.526530	6.39%	4,836
2013	10.700274	13.653806	27.60%	9,286
2012	9.258052	10.700274	15.58%	12,506
2011	9.866054	9.258052	-6.16%	14,314
2010	8.478706	9.866054	16.36%	24,239
2009	6.205551	8.478706	36.63%	24,436
2008	11.299224	6.205551	-45.08%	8,248
2007	10.257600	11.299224	10.15%	5,548
2006*	10.000000	10.257600	2.58%	2,809

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.184579	13.222582	8.52%	3,809
2013	9.307720	12.184579	30.91%	8,566
2012	8.076510	9.307720	15.24%	10,873
2011	8.390989	8.076510	-3.75%	11,801
2010	7.680104	8.390989	9.26%	15,172
2009	5.969082	7.680104	28.66%	14,335
2008	9.789543	5.969082	-39.03%	4,286
2007*	10.000000	9.789543	-2.10%	203
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.814227	20.004605	0.96%	11,437
2013	18.796814	19.814227	5.41%	7,007
2012	16.667245	18.796814	12.78%	7,344
2011	16.306504	16.667245	2.21%	10,208
2010	14.637649	16.306504	11.40%	21,294
2009	10.183633	14.637649	43.74%	24,770
2008	14.364668	10.183633	-29.11%	30,520
2007	14.148553	14.364668	1.53%	30,890
2006	12.992981	14.148553	8.89%	41,393
2005	12.890147	12.992981	0.80%	56,497
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.506170	18.814959	7.48%	2,579
2013	13.109442	17.506170	33.54%	8,897
2012	11.240748	13.109442	16.62%	11,494
2011	11.689165	11.240748	-3.84%	25,932
2010	10.255537	11.689165	13.98%	13,940
2009	8.103526	10.255537	26.56%	17,411
2008	13.063813	8.103526	-37.97%	31,929
2007	13.571478	13.063813	-3.74%	38,606
2006	11.892899	13.571478	14.11%	45,942
2005	11.587479	11.892899	2.64%	47,177
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.467557	13.084350	4.95%	27,900
2013	8.805285	12.467557	41.59%	35,470
2012	7.648433	8.805285	15.13%	39,742
2011	8.789917	7.648433	-12.99%	42,571
2010	7.722891	8.789917	13.82%	50,717
2009	5.128430	7.722891	50.59%	68,550
2008*	10.000000	5.128430	-48.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.769937	14.993858	8.89%	1,592
2013	10.079269	13.769937	36.62%	1,624
2012	9.182447	10.079269	9.77%	1,667
2011	9.633034	9.182447	-4.68%	1,198
2010	7.917563	9.633034	21.67%	1,013
2009	6.114157	7.917563	29.50%	4,873
2008*	10.000000	6.114157	-38.86%	6,198

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	1,547
2012	8.420665	9.628940	14.35%	4,563
2011	9.135711	8.420665	-7.83%	3,975
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.152091	12.477873	2.68%	8,001
2013	10.765460	12.152091	12.88%	5,752
2012	9.846262	10.765460	9.34%	5,752
2011	10.137305	9.846262	-2.87%	5,752
2010	9.326349	10.137305	8.70%	33,528
2009	7.906100	9.326349	17.96%	5,938
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.336905	12.716222	3.07%	1,410
2013	10.335296	12.336905	19.37%	1,458
2012	9.238068	10.335296	11.88%	1,688
2011	9.718279	9.238068	-4.94%	1,829
2010	8.783074	9.718279	10.65%	3,913
2009	7.185138	8.783074	22.24%	5,225
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.563059	11.763659	1.73%	20,424
2013	11.192977	11.563059	3.31%	21,338
2012	10.576522	11.192977	5.83%	22,246
2011	10.593192	10.576522	-0.16%	23,141
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	8,095
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.248794	12.610045	2.95%	2,587
2013	10.561220	12.248794	15.98%	2,587
2012	9.546924	10.561220	10.62%	2,587
2011	9.928511	9.546924	-3.84%	2,587
2010	9.055130	9.928511	9.65%	7,360
2009	7.542347	9.055130	20.06%	4,774
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	6,378
2010	8.502192	9.484680	11.56%	13,066
2009	6.822678	8.502192	24.62%	3,671
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.943689	12.352990	3.43%	671
2013	12.368161	11.943689	-3.43%	1,167
2012	11.659313	12.368161	6.08%	1,324
2011	11.109700	11.659313	4.95%	1,301
2010	10.540779	11.109700	5.40%	3,361
2009	9.842156	10.540779	7.10%	8,820
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.729470	13.143931	3.26%	0
2013	13.200346	12.729470	-3.57%	0
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.033432	20.497387	-6.97%	6,813
2013	22.214690	22.033432	-0.82%	0
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	54
2009	13.697545	22.023367	60.78%	54
2008	32.941605	13.697545	-58.42%	125
2007	22.985864	32.941605	43.31%	190
2006	17.076429	22.985864	34.61%	190
2005	13.076523	17.076429	30.59%	538
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.079573	15.524155	2.95%	49,451
2013	15.964442	15.079573	-5.54%	60,459
2012	15.735406	15.964442	1.46%	78,349
2011	14.901345	15.735406	5.60%	103,196
2010	14.445190	14.901345	3.16%	126,713
2009	14.288471	14.445190	1.10%	148,036
2008	13.473320	14.288471	6.05%	201,072
2007	12.772282	13.473320	5.49%	148,836
2006	12.553370	12.772282	1.74%	185,598
2005	12.347500	12.553370	1.67%	251,526
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.529870	13.260414	-1.99%	9,821
2013	11.662995	13.529870	16.01%	1,458
2012	10.247577	11.662995	13.81%	1,498
2011	11.535018	10.247577	-11.16%	1,539
2010	10.341937	11.535018	11.54%	844
2009	8.097881	10.341937	27.71%	870
2008	15.248556	8.097881	-46.89%	870
2007	12.182757	15.248556	25.17%	929
2006	9.306171	12.182757	30.91%	929
2005	7.259219	9.306171	28.20%	929
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.424930	9.628254	-7.64%	0
2013	8.750429	10.424930	19.14%	0
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
2007	10.849859	11.683575	7.68%	0
2006*	10.000000	10.849859	8.50%	1,193

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.132153	18.741047	3.36%	19,169
2013	14.473795	18.132153	25.28%	28,744
2012	12.684886	14.473795	14.10%	33,003
2011	13.411457	12.684886	-5.42%	32,764
2010	11.883980	13.411457	12.85%	30,253
2009	9.489423	11.883980	25.23%	49,190
2008	15.262171	9.489423	-37.82%	45,465
2007	14.631960	15.262171	4.31%	32,884
2006	12.716604	14.631960	15.06%	36,468
2005	11.967058	12.716604	6.26%	35,649
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.874829	15.315747	2.96%	3,972
2013	13.320802	14.874829	11.67%	3,972
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	17,025
2010	11.519523	12.454099	8.11%	17,025
2009*	10.000000	11.519523	15.20%	20,162
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.412521	13.718329	2.28%	31,257
2013	12.995762	13.412521	3.21%	36,969
2012	12.551261	12.995762	3.54%	39,790
2011	12.385415	12.551261	1.34%	40,251
2010	11.880314	12.385415	4.25%	44,669
2009	11.062388	11.880314	7.39%	65,559
2008	11.956703	11.062388	-7.48%	82,094
2007	11.525753	11.956703	3.74%	63,539
2006	11.027002	11.525753	4.52%	45,332
2005	10.841616	11.027002	1.71%	61,520
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.209859	16.785447	3.55%	89,865
2013	14.117621	16.209859	14.82%	103,271
2012	12.941207	14.117621	9.09%	108,007
2011	13.149831	12.941207	-1.59%	114,087
2010	12.042482	13.149831	9.20%	230,943
2009	10.267363	12.042482	17.29%	307,393
2008	13.578871	10.267363	-24.39%	340,916
2007	13.054979	13.578871	4.01%	359,733
2006	11.908017	13.054979	9.63%	304,902
2005	11.481376	11.908017	3.72%	361,037
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.484223	18.066481	3.33%	193,712
2013	14.511989	17.484223	20.48%	246,396
2012	12.957945	14.511989	11.99%	287,985
2011	13.447508	12.957945	-3.64%	328,215
2010	12.105449	13.447508	11.09%	349,332
2009	9.884870	12.105449	22.46%	425,750
2008	14.634701	9.884870	-32.46%	296,771
2007	14.005009	14.634701	4.50%	317,210
2006	12.419064	14.005009	12.77%	426,728
2005	11.780866	12.419064	5.42%	395,394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.047123	15.515994	3.12%	10,774
2013	13.832309	15.047123	8.78%	12,652
2012	13.005015	13.832309	6.36%	14,908
2011	12.942376	13.005015	0.48%	67,678
2010	12.114345	12.942376	6.84%	80,498
2009	10.741025	12.114345	12.79%	103,032
2008	12.842197	10.741025	-16.36%	156,905
2007	12.323405	12.842197	4.21%	171,637
2006	11.544509	12.323405	6.75%	171,787
2005	11.222329	11.544509	2.87%	182,478
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.954534	22.445127	7.11%	71,076
2013	15.569712	20.954534	34.59%	77,078
2012	13.325468	15.569712	16.84%	93,213
2011	13.844074	13.325468	-3.75%	121,462
2010	12.924568	13.844074	7.11%	162,924
2009*	10.000000	12.924568	29.25%	139
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.129021	1.29%	622

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.887741	41.891571	7.72%	9,775
2013	29.688311	38.887741	30.99%	12,365
2012	25.671249	29.688311	15.65%	16,987
2011	26.755359	25.671249	-4.05%	30,436
2010	21.533962	26.755359	24.25%	38,647
2009	15.994221	21.533962	34.64%	59,107
2008	25.570254	15.994221	-37.45%	56,559
2007	24.149432	25.570254	5.88%	58,771
2006	22.321192	24.149432	8.19%	65,230
2005	20.224594	22.321192	10.37%	78,705
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.831621	10.663734	-1.55%	25,903
2013	11.002154	10.831621	-1.55%	33,284
2012	11.175846	11.002154	-1.55%	53,135
2011	11.351307	11.175846	-1.55%	60,087
2010	11.530003	11.351307	-1.55%	73,850
2009	11.706618	11.530003	-1.51%	137,599
2008	11.651639	11.706618	0.47%	166,795
2007	11.294770	11.651639	3.16%	96,734
2006	10.974911	11.294770	2.91%	125,068
2005	10.857538	10.974911	1.08%	115,427
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.311737	17.705319	2.27%	14,277
2013	17.784276	17.311737	-2.66%	15,991
2012	16.093510	17.784276	10.51%	15,320
2011	15.487052	16.093510	3.92%	14,709
2010	14.224766	15.487052	8.87%	12,574
2009	11.616550	14.224766	22.45%	23,689
2008	14.266311	11.616550	-18.57%	21,546
2007	13.851522	14.266311	2.99%	31,575
2006	13.419727	13.851522	3.22%	33,710
2005	13.339610	13.419727	0.60%	32,831
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.380552	17.913193	-2.54%	4,040
2013	15.383519	18.380552	19.48%	0
2012	13.480502	15.383519	14.12%	0
2011	15.099983	13.480502	-10.73%	0
2010	13.437789	15.099983	12.37%	0
2009*	10.000000	13.437789	34.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.010884	-9.89%	4,120

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.292519	14.452171	8.72%	6,035
2013	10.020501	13.292519	32.65%	6,614
2012	8.747927	10.020501	14.55%	6,257
2011	9.151323	8.747927	-4.41%	10,049
2010	8.047163	9.151323	13.72%	15,986
2009	6.298373	8.047163	27.77%	6,194
2008*	10.000000	6.298373	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.920323	16.234067	8.81%	3,593
2013	11.189652	14.920323	33.34%	3,072
2012	9.647912	11.189652	15.98%	2,016
2011	10.406219	9.647912	-7.29%	5,950
2010*	10.000000	10.406219	4.06%	15,032
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.446089	13.508297	8.53%	0
2013	9.362511	12.446089	32.94%	0
2012	8.087528	9.362511	15.76%	0
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	1,469
2009	6.282625	7.880723	25.44%	2,464
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.167633	14.510822	2.42%	24,969
2013	10.357034	14.167633	36.79%	25,577
2012	9.155877	10.357034	13.12%	26,699
2011	9.710454	9.155877	-5.71%	38,479
2010	7.777395	9.710454	24.85%	52,646
2009	6.214397	7.777395	25.15%	75,604
2008*	10.000000	6.214397	-37.86%	2,022
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.885793	17.149372	15.21%	29,517
2013	11.144104	14.885793	33.58%	30,018
2012	9.729590	11.144104	14.54%	32,644
2011	10.117338	9.729590	-3.83%	46,729
2010	8.590080	10.117338	17.78%	50,888
2009	6.687632	8.590080	28.45%	76,465
2008*	10.000000	6.687632	-33.12%	3,772

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.116754	21.373933	1.22%	4,234
2013	14.865203	21.116754	42.05%	6,288
2012	13.311076	14.865203	11.68%	7,094
2011	13.608443	13.311076	-2.19%	29,880
2010	11.018517	13.608443	23.51%	33,256
2009	8.780713	11.018517	25.49%	39,234
2008	16.646531	8.780713	-47.25%	14,945
2007	15.407749	16.646531	8.04%	20,160
2006	15.163424	15.407749	1.61%	23,921
2005	14.248614	15.163424	6.42%	28,962
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	49.045178	51.675605	5.36%	6,977
2013	35.481994	49.045178	38.23%	10,825
2012	29.923836	35.481994	18.57%	9,775
2011	32.017489	29.923836	-6.54%	14,173
2010	25.687156	32.017489	24.64%	25,255
2009	20.672323	25.687156	24.26%	38,012
2008	30.949250	20.672323	-33.21%	31,168
2007	33.767343	30.949250	-8.35%	32,415
2006	29.240705	33.767343	15.48%	42,995
2005	28.814275	29.240705	1.48%	48,830
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	40.088155	39.788453	-0.75%	7,748
2013	28.897775	40.088155	38.72%	8,843
2012	25.413955	28.897775	13.71%	10,857
2011	27.332724	25.413955	-7.02%	16,719
2010	22.153496	27.332724	23.38%	18,989
2009	16.705232	22.153496	32.61%	35,929
2008	27.452618	16.705232	-39.15%	42,713
2007	27.305066	27.452618	0.54%	47,701
2006	24.753824	27.305066	10.31%	57,229
2005	22.385127	24.753824	10.58%	64,464
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	16.817398	18.568011	10.41%	4,597
2013	13.029608	16.817398	29.07%	5,921
2012	11.588039	13.029608	12.44%	8,857
2011	11.708195	11.588039	-1.03%	12,926
2010	10.482532	11.708195	11.69%	32,743
2009	8.443977	10.482532	24.14%	28,171
2008	14.675695	8.443977	-42.46%	32,035
2007	13.780579	14.675695	6.50%	31,771
2006	12.318206	13.780579	11.87%	32,571
2005	11.644990	12.318206	5.78%	39,919

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.185003	14.192433	26.89%	33,838
2013	11.025349	11.185003	1.45%	23,677
2012	9.672364	11.025349	13.99%	36,405
2011	9.224641	9.672364	4.85%	43,004
2010	7.197397	9.224641	28.17%	58,038
2009	5.587798	7.197397	28.81%	82,682
2008*	10.000000	5.587798	-44.12%	1,861
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.679044	13.001653	11.32%	9,577
2013*	10.000000	11.679044	16.79%	503
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.480927	10.369443	-1.06%	654
2013	10.634719	10.480927	-1.45%	661
2012	10.434896	10.634719	1.91%	607
2011	10.462925	10.434896	-0.27%	3,227
2010	10.376547	10.462925	0.83%	3,303
2009	9.840303	10.376547	5.45%	8,688
2008*	10.000000	9.840303	-1.60%	1,825
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.204933	14.653973	-9.57%	207
2013	13.705877	16.204933	18.23%	225
2012	11.644056	13.705877	17.71%	248
2011	13.505359	11.644056	-13.78%	266
2010	12.899269	13.505359	4.70%	709
2009*	10.000000	12.899269	28.99%	2,706
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.404477	10.305677	-0.95%	2,668
2013	10.503486	10.404477	-0.94%	2,064
2012	10.199544	10.503486	2.98%	3,918
2011	10.329855	10.199544	-1.26%	6,229
2010	9.965779	10.329855	3.65%	6,613
2009	8.932255	9.965779	11.57%	10,144
2008	10.480296	8.932255	-14.77%	8,235
2007	10.161335	10.480296	3.14%	3,292
2006	9.904696	10.161335	2.59%	3,479
2005	9.917071	9.904696	-0.12%	4,441

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.570338	17.898343	1.87%	0
2013	12.237680	17.570338	43.58%	0
2012	11.423138	12.237680	7.13%	0
2011	11.726980	11.423138	-2.59%	0
2010	9.958495	11.726980	17.76%	0
2009	8.240292	9.958495	20.85%	0
2008	13.829095	8.240292	-40.41%	0
2007	13.976079	13.829095	-1.05%	0
2006	13.487189	13.976079	3.62%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.521805	20.127828	8.67%	4,774
2013	13.672110	18.521805	35.47%	10,207
2012	12.513892	13.672110	9.26%	1,609
2011	13.114504	12.513892	-4.58%	1,784
2010	10.842704	13.114504	20.95%	1,909
2009	8.379915	10.842704	29.39%	220
2008	14.056308	8.379915	-40.38%	586
2007	13.268612	14.056308	5.94%	8,754
2006	11.852772	13.268612	11.95%	1,513
2005	11.266289	11.852772	5.21%	286
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.625475	24.570856	13.62%	0
2013	16.930693	21.625475	27.73%	0
2012	15.070114	16.930693	12.35%	0
2011	15.484832	15.070114	-2.68%	0
2010	14.374787	15.484832	7.72%	0
2009	10.103262	14.374787	42.28%	62,666
2008	18.837030	10.103262	-46.36%	79,241
2007	16.763314	18.837030	12.37%	93,674
2006	15.772843	16.763314	6.28%	109,641
2005	15.243243	15.772843	3.47%	133,469
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.494735	22.385566	4.14%	3,928
2013	16.055511	21.494735	33.88%	4,316
2012	14.005396	16.055511	14.64%	4,589
2011	14.071260	14.005396	-0.47%	6,026
2010	11.212926	14.071260	25.49%	11,632
2009	8.588847	11.212926	30.55%	7,859
2008	17.129200	8.588847	-49.86%	10,803
2007	16.364120	17.129200	4.68%	20,723
2006	16.143935	16.364120	1.36%	22,261
2005	14.597814	16.143935	10.59%	26,199

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.766790	17.892342	0.71%	38,735
2013	14.175490	17.766790	25.33%	25,189
2012	11.874128	14.175490	19.38%	31,449
2011	13.151006	11.874128	-9.71%	35,269
2010	11.518899	13.151006	14.17%	38,918
2009	8.370969	11.518899	37.61%	52,281
2008	14.216315	8.370969	-41.12%	59,720
2007	13.583024	14.216315	4.66%	66,336
2006	11.722343	13.583024	15.87%	72,502
2005	10.416023	11.722343	12.54%	91,485
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.980348	10.104569	1.24%	803
2013	10.150915	9.980348	-1.68%	1,110
2012*	10.000000	10.150915	1.51%	871
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.018701	-9.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.680818	21.449622	8.99%	22,988
2013	15.170370	19.680818	29.73%	24,112
2012	13.185198	15.170370	15.06%	28,242
2011	13.394285	13.185198	-1.56%	30,816
2010	11.717558	13.394285	14.31%	41,734
2009	9.277785	11.717558	26.30%	54,461
2008	15.316318	9.277785	-39.43%	60,364
2007	14.899636	15.316318	2.80%	81,687
2006	13.156712	14.899636	13.25%	101,764
2005	12.609661	13.156712	4.34%	109,660
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.150638	16.695792	10.20%	8,190
2013	10.912968	15.150638	38.83%	20,173
2012	9.395222	10.912968	16.15%	7,852
2011	9.758750	9.395222	-3.73%	24,533
2010	8.032226	9.758750	21.49%	7,129
2009	5.946778	8.032226	35.07%	2,843
2008	9.716144	5.946778	-38.79%	4,301
2007	9.990835	9.716144	-2.75%	9,054
2006*	10.000000	9.990835	-0.09%	3,826
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.453566	10.338337	-1.10%	660
2013	10.606557	10.453566	-1.44%	2,375
2012*	10.000000	10.606557	6.07%	9,077
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.684433	-3.16%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	1,681
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	7,437
2010	10.852457	11.685600	7.68%	4,015
2009*	10.000000	10.852457	8.52%	993
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.511662	11.418032	-0.81%	8,056
2013	11.720122	11.511662	-1.78%	17,189
2012	11.257793	11.720122	4.11%	15,434
2011	11.320459	11.257793	-0.55%	20,458
2010	10.931791	11.320459	3.56%	42,775
2009*	10.000000	10.931791	9.32%	31,518
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.160104	13.356648	1.49%	0
2013	14.724504	13.160104	-10.62%	0
2012	13.752923	14.724504	7.06%	0
2011	12.509180	13.752923	9.94%	0
2010	11.752796	12.509180	6.44%	0
2009	10.087189	11.752796	16.51%	0
2008	11.020109	10.087189	-8.47%	0
2007	10.117473	11.020109	8.92%	0
2006*	10.000000	10.117473	1.17%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.522942	14.908489	2.65%	0
2013	15.045818	14.522942	-3.48%	0
2012	13.944609	15.045818	7.90%	0
2011	13.670765	13.944609	2.00%	0
2010	12.843922	13.670765	6.44%	0
2009	11.441129	12.843922	12.26%	0
2008	11.094409	11.441129	3.13%	0
2007	10.363926	11.094409	7.05%	0
2006*	10.000000	10.363926	3.64%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.381645	10.646686	2.55%	8,385
2013	10.766121	10.381645	-3.57%	28,731
2012	9.987223	10.766121	7.80%	27,374
2011*	10.000000	9.987223	-0.13%	16,761

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.654735	12.962002	-5.07%	0
2013	11.463809	13.654735	19.11%	0
2012	10.821746	11.463809	5.93%	0
2011	12.505140	10.821746	-13.46%	0
2010	9.773575	12.505140	27.95%	0
2009	6.281454	9.773575	55.59%	0
2008	11.247316	6.281454	-44.15%	0
2007	10.988299	11.247316	2.36%	0
2006*	10.000000	10.988299	9.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.862749	28.244689	29.19%	23,114
2013	14.754064	21.862749	48.18%	17,151
2012	11.440381	14.754064	28.96%	22,568
2011	10.526842	11.440381	8.68%	2,858
2010*	10.000000	10.526842	5.27%	4,160
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.943322	12.681826	6.18%	24,949
2013	12.169940	11.943322	-1.86%	0
2012	11.295667	12.169940	7.74%	900
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
2008	10.788393	9.537279	-11.60%	3,390
2007	10.392434	10.788393	3.81%	2,208
2006*	10.000000	10.392434	3.92%	1,754
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	40.734591	41.277195	1.33%	1,291
2013	45.343494	40.734591	-10.16%	1,389
2012	39.045890	45.343494	16.13%	1,503
2011	37.053076	39.045890	5.38%	1,840
2010	34.294273	37.053076	8.04%	2,070
2009	26.752279	34.294273	28.19%	3,836
2008	31.960149	26.752279	-16.29%	1,649
2007	30.475338	31.960149	4.87%	2,008
2006	27.934804	30.475338	9.09%	2,941
2005	25.276707	27.934804	10.52%	3,716

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.047099	16.138759	0.57%	0
2013	14.057933	16.047099	14.15%	0
2012	12.543221	14.057933	12.08%	0
2011	13.226910	12.543221	-5.17%	0
2010	12.712495	13.226910	4.05%	0
2009	9.743196	12.712495	30.48%	0
2008	17.872621	9.743196	-45.49%	0
2007	15.843866	17.872621	12.80%	0
2006	12.860293	15.843866	23.20%	0
2005	11.760447	12.860293	9.35%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	56.055371	54.957401	-1.96%	870
2013	50.828154	56.055371	10.28%	992
2012	39.774116	50.828154	27.79%	7,051
2011	54.401580	39.774116	-26.89%	890
2010	43.564382	54.401580	24.88%	923
2009	20.757117	43.564382	109.88%	2,814
2008	59.866379	20.757117	-65.33%	1,872
2007	44.191018	59.866379	35.47%	1,931
2006	32.177181	44.191018	37.34%	1,869
2005	24.759748	32.177181	29.96%	1,881
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	47.528178	37.851963	-20.36%	2,000
2013	43.675691	47.528178	8.82%	2,098
2012	42.912002	43.675691	1.78%	3,301
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
2008	49.845964	26.437223	-46.96%	0
2007	34.834877	49.845964	43.09%	401
2006	28.420842	34.834877	22.57%	401
2005	19.032313	28.420842	49.33%	957
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.449910	8.297416	-20.60%	545
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.864286	17.211392	8.49%	2,445
2013	12.031768	15.864286	31.85%	2,445
2012	10.510605	12.031768	14.47%	2,445
2011	11.458030	10.510605	-8.27%	2,445
2010	10.359493	11.458030	10.60%	3,409
2009	8.281502	10.359493	25.09%	3,409
2008	13.538809	8.281502	-38.83%	1,937
2007	12.508282	13.538809	8.24%	1,937
2006	11.175709	12.508282	11.92%	620
2005	10.438181	11.175709	7.07%	1,057
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	1,045
2012	15.315916	16.264758	6.20%	1,302
2011	16.306131	15.315916	-6.07%	1,402
2010	13.064835	16.306131	24.81%	2,161
2009*	10.000000	13.064835	30.65%	3,424

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.782959	26.568050	7.20%	0
2013	18.298913	24.782959	35.43%	0
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	1,399
2009	9.983965	14.015000	40.38%	917
2008	15.791750	9.983965	-36.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.009583	13.223850	1.65%	23,365
2013	14.446093	13.009583	-9.94%	29,260
2012	13.671784	14.446093	5.66%	31,215
2011	12.433173	13.671784	9.96%	33,637
2010	12.019984	12.433173	3.44%	40,675
2009	11.083295	12.019984	8.45%	41,359
2008	11.445340	11.083295	-3.16%	47,529
2007	10.623823	11.445340	7.73%	42,440
2006	10.627401	10.623823	-0.03%	32,027
2005	10.633557	10.627401	-0.06%	37,657
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.396939	21.473083	10.70%	20,739
2013	14.513303	19.396939	33.65%	21,897
2012	12.854506	14.513303	12.90%	23,706
2011	12.668825	12.854506	1.47%	26,198
2010	11.279060	12.668825	12.32%	31,527
2009	9.706000	11.279060	16.21%	32,784
2008	15.079630	9.706000	-35.64%	30,236
2007	15.336528	15.079630	-1.68%	34,681
2006	13.310693	15.336528	15.22%	39,281
2005	12.927802	13.310693	2.96%	67,023
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	18.989529	17.656676	-7.02%	0
2013	15.765101	18.989529	20.45%	0
2012	13.223651	15.765101	19.22%	0
2011	15.278213	13.223651	-13.45%	0
2010	13.704659	15.278213	11.48%	0
2009	10.411917	13.704659	31.62%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.966971	19.437454	14.56%	6,633
2013	13.251881	16.966971	28.03%	8,013
2012	11.577481	13.251881	14.46%	10,115
2011	11.847521	11.577481	-2.28%	10,949
2010	10.096145	11.847521	17.35%	13,079
2009	7.895892	10.096145	27.87%	14,701
2008	10.607030	7.895892	-25.56%	10,251
2007	11.034859	10.607030	-3.88%	3,360
2006*	10.000000	11.034859	10.35%	273
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.020732	30.066223	11.27%	0
2013	20.846122	27.020732	29.62%	0
2012	18.490710	20.846122	12.74%	0
2011	18.602046	18.490710	-0.60%	0
2010	16.667097	18.602046	11.61%	0
2009	14.131173	16.667097	17.95%	92,006
2008	19.612934	14.131173	-27.95%	93,686
2007	21.013380	19.612934	-6.66%	124,833
2006	17.996978	21.013380	16.76%	142,889
2005	17.412261	17.996978	3.36%	182,329
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.030474	15.075762	0.30%	7,016
2013	13.350274	15.030474	12.59%	26,900
2012	12.338136	13.350274	8.20%	26,152
2011	13.012002	12.338136	-5.18%	27,102
2010	12.047512	13.012002	8.01%	38,986
2009*	10.000000	12.047512	20.48%	9,370
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.166788	23.963615	3.44%	10,520
2013	16.731213	23.166788	38.46%	11,386
2012	14.691231	16.731213	13.89%	11,710
2011	14.846075	14.691231	-1.04%	20,871
2010	11.990480	14.846075	23.82%	25,032
2009	9.746305	11.990480	23.03%	26,962
2008	14.337260	9.746305	-32.02%	19,499
2007	14.667756	14.337260	-2.25%	25,623
2006	13.028113	14.667756	12.59%	28,065
2005	12.346278	13.028113	5.52%	38,949

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.922840	17.775870	11.64%	2,838
2013	12.044909	15.922840	32.20%	3,429
2012	10.932111	12.044909	10.18%	5,293
2011	11.010271	10.932111	-0.71%	4,471
2010	9.745324	11.010271	12.98%	4,701
2009	7.404379	9.745324	31.62%	4,881
2008	11.475348	7.404379	-35.48%	8,176
2007	10.820520	11.475348	6.05%	9,031
2006	10.069512	10.820520	7.46%	10,442
2005	9.875708	10.069512	1.96%	14,803
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.708382	20.880380	11.61%	63,123
2013	14.400338	18.708382	29.92%	75,287
2012	12.644970	14.400338	13.88%	91,397
2011	12.613314	12.644970	0.25%	122,339
2010	11.162010	12.613314	13.00%	142,561
2009	8.978954	11.162010	24.31%	186,837
2008	14.517123	8.978954	-38.15%	144,719
2007	14.017785	14.517123	3.56%	171,396
2006	12.333598	14.017785	13.66%	227,663
2005	11.971890	12.333598	3.02%	261,616
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	19.553599	20.797642	6.36%	14,594
2013	16.408637	19.553599	19.17%	17,458
2012	15.100978	16.408637	8.66%	19,836
2011	14.077306	15.100978	7.27%	19,614
2010	12.405791	14.077306	13.47%	26,234
2009	10.286873	12.405791	20.60%	29,031
2008	14.839651	10.286873	-30.68%	36,374
2007	14.078129	14.839651	5.41%	38,273
2006	12.282546	14.078129	14.62%	42,982
2005	11.958170	12.282546	2.71%	49,874
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	16.449120	14.677363	-10.77%	0
2013	13.591308	16.449120	21.03%	0
2012	12.259951	13.591308	10.86%	0
2011	15.283606	12.259951	-19.78%	0
2010	14.869502	15.283606	2.78%	0
2009	11.537676	14.869502	28.88%	0
2008	18.707432	11.537676	-38.33%	0
2007	18.255034	18.707432	2.48%	0
2006	15.131612	18.255034	20.64%	0
2005	13.742912	15.131612	10.10%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	16.182834	16.177763	-0.03%	0
2013	11.070980	16.182834	46.17%	0
2012	9.332339	11.070980	18.63%	0
2011	11.008010	9.332339	-15.22%	0
2010	8.529814	11.008010	29.05%	0
2009	6.877752	8.529814	24.02%	0
2008	11.200365	6.877752	-38.59%	0
2007	12.799093	11.200365	-12.49%	0
2006	12.534115	12.799093	2.11%	0
2005	12.038945	12.534115	4.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.891704	-1.08%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.824404	17.183186	2.13%	73,944
2013	16.922824	16.824404	-0.58%	88,359
2012	15.674761	16.922824	7.96%	95,504
2011	15.575011	15.674761	0.64%	107,661
2010	14.587620	15.575011	6.77%	134,312
2009	12.309331	14.587620	18.51%	151,656
2008	13.492834	12.309331	-8.77%	127,820
2007	13.012844	13.492834	3.69%	140,811
2006	12.696417	13.012844	2.49%	163,520
2005	12.737045	12.696417	-0.32%	179,756
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.482030	13.843334	2.68%	1,298
2013	12.082984	13.482030	11.58%	1,993
2012	10.995091	12.082984	9.89%	1,993
2011	11.205328	10.995091	-1.88%	1,993
2010	10.100892	11.205328	10.93%	1,993
2009	8.268135	10.100892	22.17%	3,248
2008	11.215025	8.268135	-26.28%	4,470
2007	10.491320	11.215025	6.90%	0
2006*	10.000000	10.491320	4.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.318832	13.717012	2.99%	0
2013	11.672952	13.318832	14.10%	0
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	2,945
2010	9.559189	10.772181	12.69%	3,393
2009	7.543784	9.559189	26.72%	528
2008	11.393675	7.543784	-33.79%	528
2007	10.511263	11.393675	8.39%	0
2006*	10.000000	10.511263	5.11%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.479676	13.908807	3.18%	0
2013	11.275000	13.479676	19.55%	0
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0
2008	11.523387	7.021341	-39.07%	0
2007	10.531372	11.523387	9.42%	0
2006*	10.000000	10.531372	5.31%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.330742	31.171643	10.03%	0
2013	21.953622	28.330742	29.05%	0
2012	19.182988	21.953622	14.44%	0
2011	20.022271	19.182988	-4.19%	0
2010	17.374968	20.022271	15.24%	0
2009	13.015516	17.374968	33.49%	150,941
2008	23.050179	13.015516	-43.53%	140,342
2007	19.936457	23.050179	15.62%	155,555
2006	18.155558	19.936457	9.81%	176,029
2005	15.789650	18.155558	14.98%	182,053
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.029602	10.325849	-14.16%	5,678
2013	9.847430	12.029602	22.16%	8,181
2012	9.555539	9.847430	3.05%	9,587
2011	10.243222	9.555539	-6.71%	26,961
2010	8.736084	10.243222	17.25%	29,732
2009	6.016095	8.736084	45.21%	43,753
2008	13.409697	6.016095	-55.14%	32,416
2007	9.357772	13.409697	43.30%	31,186
2006*	10.000000	9.357772	-6.42%	18,353
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.344721	21.750206	6.91%	62,164
2013	16.151117	20.344721	25.96%	75,209
2012	14.006873	16.151117	15.31%	84,705
2011	14.112961	14.006873	-0.75%	105,219
2010	12.462004	14.112961	13.25%	126,903
2009	9.739694	12.462004	27.95%	164,349
2008	17.276143	9.739694	-43.62%	173,958
2007	17.313177	17.276143	-0.21%	200,741
2006	14.651799	17.313177	18.16%	218,547
2005	14.078719	14.651799	4.07%	233,166

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	14.835996	16.365510	10.31%	0
2013	10.943051	14.835996	35.57%	0
2012	9.309477	10.943051	17.55%	0
2011	9.258653	9.309477	0.55%	0
2010	7.609170	9.258653	21.68%	0
2009	5.306677	7.609170	43.39%	2,902
2008	12.001064	5.306677	-55.78%	3,314
2007	9.913004	12.001064	21.06%	2,607
2006	9.566623	9.913004	3.62%	2,607
2005	8.930329	9.566623	7.13%	3,100
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.256591	19.974399	9.41%	23,467
2013	13.621732	18.256591	34.03%	26,839
2012	12.085795	13.621732	12.71%	26,917
2011	12.264579	12.085795	-1.46%	31,428
2010	10.046888	12.264579	22.07%	42,812
2009	7.967548	10.046888	26.10%	61,378
2008	15.345904	7.967548	-48.08%	71,660
2007	12.293412	15.345904	24.83%	85,729
2006	11.704811	12.293412	5.03%	95,779
2005	11.256004	11.704811	3.99%	114,322
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.794660	15.708954	-0.54%	8,830
2013	15.160940	15.794660	4.18%	13,179
2012	13.492634	15.160940	12.36%	13,821
2011	13.193532	13.492634	2.27%	14,325
2010	11.783305	13.193532	11.97%	17,112
2009	8.328857	11.783305	41.48%	21,217
2008	11.295399	8.328857	-26.26%	23,376
2007	11.182974	11.295399	1.01%	26,012
2006	10.221727	11.182974	9.40%	36,239
2005	10.131831	10.221727	0.89%	68,491
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.336008	13.877715	4.06%	14,791
2013	13.813879	13.336008	-3.46%	15,422
2012	13.273322	13.813879	4.07%	17,784
2011	12.581595	13.273322	5.50%	28,353
2010	11.874274	12.581595	5.96%	35,222
2009	10.432191	11.874274	13.82%	48,254
2008	10.968752	10.432191	-4.89%	51,134
2007	10.697536	10.968752	2.54%	49,020
2006	10.422813	10.697536	2.64%	44,207
2005	10.375977	10.422813	0.45%	45,897

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.417818	16.111171	4.50%	16,638
2013	11.515585	15.417818	33.89%	20,762
2012	10.198879	11.515585	12.91%	25,757
2011	11.608504	10.198879	-12.14%	39,472
2010	9.166128	11.608504	26.65%	45,434
2009	6.652963	9.166128	37.78%	46,770
2008	11.177345	6.652963	-40.48%	30,486
2007	9.836672	11.177345	13.63%	20,942
2006*	10.000000	9.836672	-1.63%	15,985
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.247435	17.393792	-9.63%	332
2013	15.002850	19.247435	28.29%	795
2012	12.649049	15.002850	18.61%	844
2011	15.529980	12.649049	-18.55%	918
2010	13.967551	15.529980	11.19%	918
2009	11.226594	13.967551	24.41%	918
2008	20.325159	11.226594	-44.77%	1,170
2007	17.624769	20.325159	15.32%	1,663
2006	15.185240	17.624769	16.07%	1,663
2005	12.970635	15.185240	17.07%	2,964
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.678784	21.709676	4.99%	12,385
2013	16.110116	20.678784	28.36%	14,039
2012	12.881573	16.110116	25.06%	14,699
2011	14.361399	12.881573	-10.30%	16,835
2010	11.541464	14.361399	24.43%	18,121
2009	7.451953	11.541464	54.88%	19,052
2008	15.511651	7.451953	-51.96%	19,096
2007	14.929260	15.511651	3.90%	21,872
2006	13.056524	14.929260	14.34%	27,259
2005	12.937705	13.056524	0.92%	28,626
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.260892	12.408313	1.20%	38,541
2013	10.067148	12.260892	21.79%	39,896
2012	8.871033	10.067148	13.48%	38,851
2011	9.156174	8.871033	-3.11%	39,045
2010	8.439583	9.156174	8.49%	35,647
2009	6.584786	8.439583	28.17%	35,647
2008*	10.000000	6.584786	-34.15%	3,056

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.524375	14.951683	2.94%	29,469
2013	12.954481	14.524375	12.12%	25,562
2012	11.686925	12.954481	10.85%	35,914
2011	11.599971	11.686925	0.75%	21,210
2010	10.462580	11.599971	10.87%	24,113
2009	7.841436	10.462580	33.43%	42,499
2008	11.328748	7.841436	-30.78%	34,858
2007	11.097057	11.328748	2.09%	21,556
2006*	10.000000	11.097057	10.97%	8,003
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.218138	15.060119	-1.04%	8,390
2013	11.351774	15.218138	34.06%	8,910
2012	9.744898	11.351774	16.49%	12,192
2011	10.289982	9.744898	-5.30%	19,572
2010	8.155480	10.289982	26.17%	24,048
2009	6.417120	8.155480	27.09%	24,370
2008	9.736270	6.417120	-34.09%	14,702
2007	10.136721	9.736270	-3.95%	14,200
2006*	10.000000	10.136721	1.37%	11,030
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.327694	-6.72%	18,417
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.825003	16.507069	-12.31%	0
2013	15.519116	18.825003	21.30%	0
2012	13.298911	15.519116	16.69%	0
2011	15.091064	13.298911	-11.88%	0
2010	14.112023	15.091064	6.94%	0
2009	10.442193	14.112023	35.14%	0
2008	17.756634	10.442193	-41.19%	0
2007	15.586068	17.756634	13.93%	0
2006	13.014844	15.586068	19.76%	0
2005	11.971670	13.014844	8.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.640754	-13.59%	17,449
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.977110	-0.23%	16,057
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.263944	11.638374	3.32%	0
2013	9.596364	11.263944	17.38%	0
2012	8.366416	9.596364	14.70%	0
2011	10.098400	8.366416	-17.15%	0
2010	8.870716	10.098400	13.84%	0
2009	7.529426	8.870716	17.81%	0
2008	12.419305	7.529426	-39.37%	0
2007	11.592344	12.419305	7.13%	0
2006*	10.000000	11.592344	15.92%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.794242	14.232413	11.24%	0
2013	9.961814	12.794242	28.43%	0
2012	8.743465	9.961814	13.93%	0
2011	9.287170	8.743465	-5.85%	0
2010	7.600635	9.287170	22.19%	0
2009	5.365446	7.600635	41.66%	0
2008	9.082860	5.365446	-40.93%	0
2007	10.306320	9.082860	-11.87%	0
2006*	10.000000	10.306320	3.06%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.727791	14.414616	5.00%	0
2013	12.202341	13.727791	12.50%	0
2012	10.946724	12.202341	11.47%	0
2011	11.052074	10.946724	-0.95%	0
2010	10.158733	11.052074	8.79%	0
2009	8.217777	10.158733	23.62%	0
2008	11.471831	8.217777	-28.37%	0
2007	10.995483	11.471831	4.33%	0
2006*	10.000000	10.995483	9.95%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.685670	15.550580	5.89%	0
2013	11.203425	14.685670	31.08%	0
2012	9.857724	11.203425	13.65%	0
2011	10.472894	9.857724	-5.87%	0
2010	9.126673	10.472894	14.75%	0
2009	6.973249	9.126673	30.88%	0
2008	11.509546	6.973249	-39.41%	0
2007	11.377371	11.509546	1.16%	0
2006*	10.000000	11.377371	13.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.579506	16.724324	0.87%	0
2013	15.690718	16.579506	5.66%	0
2012	13.882475	15.690718	13.03%	0
2011	14.112888	13.882475	-1.63%	0
2010	12.424910	14.112888	13.59%	0
2009	7.309256	12.424910	69.99%	0
2008	10.608640	7.309256	-31.10%	0
2007	10.562829	10.608640	0.43%	0
2006*	10.000000	10.562829	5.63%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.339988	18.767632	-2.96%	0
2013	14.367816	19.339988	34.61%	0
2012	12.218414	14.367816	17.59%	0
2011	13.016550	12.218414	-6.13%	0
2010	10.852910	13.016550	19.94%	0
2009	7.073167	10.852910	53.44%	0
2008	11.704685	7.073167	-39.57%	0
2007	10.789901	11.704685	8.48%	0
2006*	10.000000	10.789901	7.90%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.112788	16.992733	-0.70%	0
2013	13.044151	17.112788	31.19%	0
2012	11.319036	13.044151	15.24%	0
2011	12.434679	11.319036	-8.97%	0
2010	10.727384	12.434679	15.92%	0
2009	7.574542	10.727384	41.62%	0
2008	10.760906	7.574542	-29.61%	0
2007	10.737169	10.760906	0.22%	0
2006*	10.000000	10.737169	7.37%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.986255	14.973742	7.06%	0
2013	10.056461	13.986255	39.08%	0
2012	9.161734	10.056461	9.77%	0
2011	9.496453	9.161734	-3.52%	0
2010	7.418066	9.496453	28.02%	0
2009	5.576145	7.418066	33.03%	0
2008	10.737978	5.576145	-48.07%	0
2007	10.334377	10.737978	3.91%	0
2006*	10.000000	10.334377	3.34%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.039678	13.652210	13.39%	0
2013	9.538489	12.039678	26.22%	0
2012	8.755796	9.538489	8.94%	0
2011	9.299778	8.755796	-5.85%	0
2010	8.102064	9.299778	14.78%	0
2009	6.177748	8.102064	31.15%	0
2008	9.976852	6.177748	-38.08%	0
2007	10.808065	9.976852	-7.69%	0
2006*	10.000000	10.808065	8.08%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.175279	11.179338	-8.18%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.232436	16.606704	-3.63%	999
2013	13.275050	17.232436	29.81%	999
2012	11.002007	13.275050	20.66%	1,058
2011	11.283324	11.002007	-2.49%	1,492
2010*	10.000000	11.283324	12.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.298774	14.190405	6.70%	0
2013	9.644075	13.298774	37.90%	0
2012*	10.000000	9.644075	-3.56%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.889609	16.912565	6.44%	0
2013	11.551056	15.889609	37.56%	0
2012	10.352386	11.551056	11.58%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	17.993594	19.148037	6.42%	0
2013	14.147911	17.993594	27.18%	0
2012	12.625774	14.147911	12.06%	0
2011	12.838765	12.625774	-1.66%	0
2010	11.909405	12.838765	7.80%	0
2009	9.433550	11.909405	26.25%	0
2008	13.723775	9.433550	-31.26%	0
2007	12.901010	13.723775	6.38%	0
2006	11.233835	12.901010	14.84%	0
2005	10.840107	11.233835	3.63%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.427283	13.333221	7.29%	0
2013	10.088640	12.427283	23.18%	0
2012	9.107658	10.088640	10.77%	0
2011*	10.000000	9.107658	-8.92%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.048134	21.252548	17.75%	0
2013	13.050510	18.048134	38.29%	0
2012	10.970491	13.050510	18.96%	0
2011	10.724895	10.970491	2.29%	0
2010	10.351307	10.724895	3.61%	0
2009	8.239374	10.351307	25.63%	0
2008	11.730836	8.239374	-29.76%	0
2007	10.658976	11.730836	10.06%	0
2006*	10.000000	10.658976	6.59%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.304810	12.750342	12.79%	0
2013	11.185154	11.304810	1.07%	0
2012	8.872454	11.185154	26.07%	0
2011	9.644185	8.872454	-8.00%	0
2010	8.340207	9.644185	15.63%	0
2009	6.444185	8.340207	29.42%	0
2008	11.831754	6.444185	-45.53%	0
2007	12.730391	11.831754	-7.06%	0
2006*	10.000000	12.730391	27.30%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.173164	21.890660	-1.27%	0
2013	18.933657	22.173164	17.11%	0
2012	16.655248	18.933657	13.68%	0
2011	18.149100	16.655248	-8.23%	0
2010	16.341890	18.149100	11.06%	0
2009	12.279846	16.341890	33.08%	0
2008	20.932428	12.279846	-41.34%	0
2007	18.544861	20.932428	12.87%	0
2006	14.696197	18.544861	26.19%	0
2005	12.663998	14.696197	16.05%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.673349	27.661144	-6.78%	1,716
2013	24.099106	29.673349	23.13%	6,432
2012	20.550976	24.099106	17.27%	5,687
2011	22.506313	20.550976	-8.69%	5,707
2010	21.046219	22.506313	6.94%	17,453
2009*	10.000000	21.046219	23.05%	9,584

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.483997	24.551151	0.27%	1,985
2013	22.517816	24.483997	8.73%	3,299
2012	19.289093	22.517816	16.74%	1,557
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.954894	23.303703	6.14%	1,072
2013	17.171084	21.954894	27.86%	1,118
2012	15.367136	17.171084	11.74%	916
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.442355	14.347335	6.73%	31,013
2013	10.437203	13.442355	28.79%	49,432
2012	8.564033	10.437203	21.87%	50,796
2011	9.352218	8.564033	-8.43%	55,084
2010	8.925862	9.352218	4.78%	66,252
2009	6.212331	8.925862	43.68%	82,727
2008	11.336953	6.212331	-45.20%	96,104
2007	8.432856	11.336953	34.44%	97,023
2006	7.853644	8.432856	7.38%	98,992
2005	7.090622	7.853644	10.76%	110,324
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.763459	7.277358	7.60%	13,229
2013	5.076707	6.763459	33.23%	14,621
2012	4.330243	5.076707	17.24%	16,764
2011	4.817615	4.330243	-10.12%	9,970
2010	3.935705	4.817615	22.41%	11,385
2009	2.549249	3.935705	54.39%	16,197
2008	4.624093	2.549249	-44.87%	21,610
2007	3.861747	4.624093	19.74%	10,656
2006	3.639474	3.861747	6.11%	8,604
2005	3.315514	3.639474	9.77%	14,377
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.905104	12.026751	-13.51%	16,174
2013	12.365220	13.905104	12.45%	21,267
2012	11.103275	12.365220	11.37%	27,365
2011	16.676529	11.103275	-33.42%	6,880
2010	13.556034	16.676529	23.02%	7,440
2009	7.693219	13.556034	76.21%	7,526
2008	16.366939	7.693219	-53.00%	11,943
2007	12.993737	16.366939	25.96%	14,532
2006	9.005239	12.993737	44.29%	20,961
2005	6.935852	9.005239	29.84%	21,282

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.837872	24.734804	13.27%	5,214
2013	16.774444	21.837872	30.19%	14,862
2012	14.162045	16.774444	18.45%	13,658
2011	14.087429	14.162045	0.53%	12,155
2010	11.596447	14.087429	21.48%	12,337
2009	9.301704	11.596447	24.67%	14,668
2008	14.153158	9.301704	-34.28%	14,206
2007	14.040063	14.153158	0.81%	15,501
2006	12.211289	14.040063	14.98%	19,482
2005	11.362502	12.211289	7.47%	33,283
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.434032	-5.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.986122	20.012898	-8.97%	804
2013	15.821877	21.986122	38.96%	1,085
2012	13.300254	15.821877	18.96%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.708839	21.372098	8.44%	8,864
2013	14.771217	19.708839	33.43%	11,772
2012	12.954465	14.771217	14.02%	12,547
2011	13.226366	12.954465	-2.06%	24,376
2010	12.085718	13.226366	9.44%	32,901
2009	10.030303	12.085718	20.49%	41,575
2008	15.156167	10.030303	-33.82%	23,629
2007	14.316771	15.156167	5.86%	20,644
2006	12.073182	14.316771	18.58%	12,750
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.855551	14.783438	-0.49%	5,184
2013	11.828295	14.855551	25.59%	5,037
2012	10.369104	11.828295	14.07%	4,446
2011	10.728047	10.369104	-3.35%	1,539
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.645101	11.661542	9.55%	2,822
2013	8.338307	10.645101	27.67%	3,598
2012	7.432086	8.338307	12.19%	5,630
2011	7.605196	7.432086	-2.28%	3,281
2010	6.481277	7.605196	17.34%	3,431
2009	4.934864	6.481277	31.34%	2,598
2008	8.182358	4.934864	-39.69%	3,407
2007	6.956499	8.182358	17.62%	6,839
2006	6.658614	6.956499	4.47%	5,519
2005	6.353549	6.658614	4.80%	5,147

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.126996	22.403127	11.31%	57,859
2013	15.507422	20.126996	29.79%	67,206
2012	13.744802	15.507422	12.82%	77,199
2011	13.878093	13.744802	-0.96%	87,096
2010	12.430016	13.878093	11.65%	115,205
2009*	10.000000	12.430016	24.30%	1,257
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.840957	14.299178	3.31%	1,879
2013	11.409307	13.840957	21.31%	1,366
2012	10.020388	11.409307	13.86%	7,126
2011	10.089236	10.020388	-0.68%	8,002
2010	9.153218	10.089236	10.23%	8,307
2009	7.537242	9.153218	21.44%	20,620
2008	10.907812	7.537242	-30.90%	9,827
2007	10.444700	10.907812	4.43%	9,714
2006*	10.000000	10.444700	4.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.108794	11.475254	3.30%	20
2013	11.587676	11.108794	-4.13%	949
2012	11.219328	11.587676	3.28%	2,499
2011	10.783999	11.219328	4.04%	7,219
2010	10.339936	10.783999	4.29%	10,514
2009	9.369657	10.339936	10.36%	8,926
2008	10.565011	9.369657	-11.31%	6,536
2007	10.426790	10.565011	1.33%	13,643
2006*	10.000000	10.426790	4.27%	7,084
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.092915	15.124041	0.21%	10,238
2013	11.923253	15.092915	26.58%	9,451
2012	9.925368	11.923253	20.13%	9,467
2011	11.121844	9.925368	-10.76%	13,915
2010	10.154988	11.121844	9.52%	27,388
2009	7.288016	10.154988	39.34%	32,294
2008	12.070327	7.288016	-39.62%	15,293
2007	10.726774	12.070327	12.53%	6,567
2006*	10.000000	10.726774	7.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.600737	14.462710	6.34%	11,326
2013	10.664096	13.600737	27.54%	13,295
2012	9.231445	10.664096	15.52%	14,557
2011	9.842687	9.231445	-6.21%	34,441
2010	8.462921	9.842687	16.30%	40,706
2009	6.197142	8.462921	36.56%	37,693
2008	11.289658	6.197142	-45.11%	19,737
2007	10.254148	11.289658	10.10%	13,220
2006*	10.000000	10.254148	2.54%	11,361

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.143349	13.171150	8.46%	3,356
2013	9.280938	12.143349	30.84%	2,508
2012	8.057376	9.280938	15.19%	3,170
2011	8.375360	8.057376	-3.80%	3,993
2010	7.669690	8.375360	9.20%	3,145
2009	5.964017	7.669690	28.60%	3,145
2008	9.786217	5.964017	-39.06%	3,145
2007*	10.000000	9.786217	-2.14%	201
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.661418	19.840246	0.91%	14,268
2013	18.661326	19.661418	5.36%	10,784
2012	16.555539	18.661326	12.72%	11,396
2011	16.205416	16.555539	2.16%	12,706
2010	14.554292	16.205416	11.34%	17,857
2009	10.130773	14.554292	43.66%	18,944
2008	14.297368	10.130773	-29.14%	21,279
2007	14.089452	14.297368	1.48%	29,639
2006	12.945246	14.089452	8.84%	38,857
2005	12.849293	12.945246	0.75%	43,707
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.371104	18.660310	7.42%	7,425
2013	13.014897	17.371104	33.47%	8,247
2012	11.165367	13.014897	16.56%	7,713
2011	11.616664	11.165367	-3.88%	8,065
2010	10.197096	11.616664	13.92%	12,939
2009	8.061443	10.197096	26.49%	14,925
2008	13.002593	8.061443	-38.00%	17,531
2007	13.514788	13.002593	-3.79%	30,536
2006	11.849219	13.514788	14.06%	34,546
2005	11.550766	11.849219	2.58%	33,504
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.431672	13.040063	4.89%	34,372
2013	8.784400	12.431672	41.52%	41,894
2012	7.634174	8.784400	15.07%	43,511
2011	8.777979	7.634174	-13.03%	54,922
2010	7.716333	8.777979	13.76%	56,120
2009	5.126680	7.716333	50.51%	70,830
2008*	10.000000	5.126680	-48.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.730383	14.943210	8.83%	142
2013	10.055422	13.730383	36.55%	152
2012	9.165383	10.055422	9.71%	957
2011	9.620016	9.165383	-4.73%	970
2010	7.910873	9.620016	21.60%	983
2009	6.112083	7.910873	29.43%	3,421
2008*	10.000000	6.112083	-38.88%	5,795

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.117125	12.435649	2.63%	1,407
2013	10.739944	12.117125	12.82%	1,407
2012	9.827937	10.739944	9.28%	1,407
2011	10.123577	9.827937	-2.92%	1,877
2010	9.318454	10.123577	8.64%	1,972
2009	7.903416	9.318454	17.90%	1,972
2008*	10.000000	7.903416	-20.97%	95
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.529829	11.723899	1.68%	10,428
2013	11.166474	11.529829	3.25%	10,618
2012	10.556847	11.166474	5.77%	13,963
2011	10.578841	10.556847	-0.21%	14,296
2010	10.066259	10.578841	5.09%	14,534
2009	9.051407	10.066259	11.21%	15,022
2008*	10.000000	9.051407	-9.49%	83
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.213602	12.567429	2.90%	12,225
2013	10.536222	12.213602	15.92%	11,519
2012	9.529175	10.536222	10.57%	13,336
2011	9.915082	9.529175	-3.89%	15,745
2010	9.047478	9.915082	9.59%	26,142
2009	7.539794	9.047478	20.00%	9,564
2008*	10.000000	7.539794	-24.60%	3,374
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	1,602
2012	8.885150	10.017858	12.75%	1,602
2011	9.471826	8.885150	-6.19%	1,602
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	3,389
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.968960	12.258239	2.42%	0
2013	10.934659	11.968960	9.46%	0
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.909386	12.311261	3.37%	8,869
2013	12.338903	11.909386	-3.48%	2,355
2012	11.637659	12.338903	6.03%	3,368
2011	11.094680	11.637659	4.89%	3,368
2010	10.531878	11.094680	5.34%	3,368
2009	9.838832	10.531878	7.04%	4,576
2008*	10.000000	9.838832	-1.61%	173
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.692890	13.099503	3.20%	7,159
2013	13.169096	12.692890	-3.62%	5,997
2012	12.494405	13.169096	5.40%	6,883
2011	11.972943	12.494405	4.36%	1,248
2010	11.254404	11.972943	6.38%	186
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	344

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.885691	20.349601	-7.02%	5,548
2013	22.076943	21.885691	-0.87%	212
2012	19.141077	22.076943	15.34%	212
2011	25.058833	19.141077	-23.62%	212
2010	21.920197	25.058833	14.32%	212
2009	13.640295	21.920197	60.70%	212
2008	32.820669	13.640295	-58.44%	323
2007	22.913162	32.820669	43.24%	119
2006	17.031036	22.913162	34.54%	119
2005	13.048349	17.031036	30.52%	128
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.963244	15.396576	2.90%	78,093
2013	15.849345	14.963244	-5.59%	88,012
2012	15.629915	15.849345	1.40%	98,829
2011	14.808948	15.629915	5.54%	124,872
2010	14.362921	14.808948	3.11%	135,052
2009	14.214306	14.362921	1.05%	127,440
2008	13.410189	14.214306	6.00%	140,776
2007	12.718919	13.410189	5.43%	143,123
2006	12.507261	12.718919	1.69%	157,287
2005	12.308376	12.507261	1.62%	186,474
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.439125	13.164777	-2.04%	7,216
2013	11.590653	13.439125	15.95%	1,262
2012	10.189196	11.590653	13.75%	1,262
2011	11.475116	10.189196	-11.21%	1,262
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
2008	15.192561	8.064028	-46.92%	0
2007	12.144219	15.192561	25.10%	0
2006	9.281421	12.144219	30.84%	0
2005	7.243582	9.281421	28.13%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.384440	9.585993	-7.69%	27,189
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	126
2007	10.846210	11.673690	7.63%	126
2006*	10.000000	10.846210	8.46%	1,972

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.022544	18.618292	3.31%	24,123
2013	14.393605	18.022544	25.21%	28,386
2012	12.621030	14.393605	14.04%	38,134
2011	13.350715	12.621030	-5.47%	51,710
2010	11.836163	13.350715	12.80%	57,226
2009	9.456041	11.836163	25.17%	59,401
2008	15.216240	9.456041	-37.86%	75,818
2007	14.595369	15.216240	4.25%	53,356
2006	12.691229	14.595369	15.00%	71,202
2005	11.949230	12.691229	6.21%	72,848
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.839596	15.271717	2.91%	1,134
2013	13.296005	14.839596	11.61%	1,134
2012	12.353220	13.296005	7.63%	1,134
2011	12.443560	12.353220	-0.73%	1,512
2010	11.515622	12.443560	8.06%	2,809
2009*	10.000000	11.515622	15.16%	2,867
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.331440	13.628485	2.23%	37,991
2013	12.923764	13.331440	3.15%	108,187
2012	12.488088	12.923764	3.49%	116,823
2011	12.329323	12.488088	1.29%	130,144
2010	11.832509	12.329323	4.20%	68,909
2009	11.023466	11.832509	7.34%	70,549
2008	11.920695	11.023466	-7.53%	40,501
2007	11.496915	11.920695	3.69%	167,139
2006	11.004985	11.496915	4.47%	168,997
2005	10.825457	11.004985	1.66%	166,826
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.111865	16.675502	3.50%	249,013
2013	14.039404	16.111865	14.76%	327,829
2012	12.876064	14.039404	9.03%	378,799
2011	13.090279	12.876064	-1.64%	444,010
2010	11.994031	13.090279	9.14%	531,314
2009	10.231255	11.994031	17.23%	569,131
2008	13.538003	10.231255	-24.43%	494,132
2007	13.022333	13.538003	3.96%	557,197
2006	11.884255	13.022333	9.58%	603,310
2005	11.464275	11.884255	3.66%	572,654
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.378519	17.948138	3.28%	64,157
2013	14.431578	17.378519	20.42%	69,312
2012	12.892708	14.431578	11.94%	77,102
2011	13.386601	12.892708	-3.69%	135,076
2010	12.056739	13.386601	11.03%	229,249
2009	9.850101	12.056739	22.40%	168,868
2008	14.590644	9.850101	-32.49%	220,098
2007	13.969982	14.590644	4.44%	285,323
2006	12.394286	13.969982	12.71%	317,767
2005	11.763314	12.394286	5.36%	319,504
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.956216	15.414410	3.06%	31,299
2013	13.755720	14.956216	8.73%	44,494
2012	12.939592	13.755720	6.31%	64,134
2011	12.883786	12.939592	0.43%	67,015
2010	12.065634	12.883786	6.78%	87,548
2009	10.703273	12.065634	12.73%	173,246
2008	12.803569	10.703273	-16.40%	139,174
2007	12.292621	12.803569	4.16%	193,422
2006	11.521507	12.292621	6.69%	204,715
2005	11.205635	11.521507	2.82%	218,816
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.904961	22.380650	7.06%	98,842
2013	15.540760	20.904961	34.52%	130,087
2012	13.307463	15.540760	16.78%	146,443
2011	13.832370	13.307463	-3.79%	181,139
2010	12.920205	13.832370	7.06%	235,722
2009*	10.000000	12.920205	29.20%	1,616
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.126626	1.27%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.587614	41.547154	7.67%	14,937
2013	29.474141	38.587614	30.92%	18,403
2012	25.499029	29.474141	15.59%	19,149
2011	26.589338	25.499029	-4.10%	32,833
2010	21.411209	26.589338	24.18%	42,314
2009	15.911129	21.411209	34.57%	54,227
2008	25.450372	15.911129	-37.48%	39,813
2007	24.048495	25.450372	5.83%	50,962
2006	22.239162	24.048495	8.14%	59,284
2005	20.160466	22.239162	10.31%	69,617
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.748021	10.576054	-1.60%	65,671
2013	10.922779	10.748021	-1.60%	43,155
2012	11.100873	10.922779	-1.60%	121,447
2011	11.280871	11.100873	-1.60%	86,919
2010	11.464287	11.280871	-1.60%	120,775
2009	11.645810	11.464287	-1.56%	192,103
2008	11.597006	11.645810	0.42%	281,173
2007	11.247554	11.597006	3.11%	162,059
2006	10.934570	11.247554	2.86%	172,589
2005	10.823110	10.934570	1.03%	133,205
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.178160	17.559771	2.22%	7,948
2013	17.656018	17.178160	-2.71%	8,881
2012	15.985585	17.656018	10.45%	10,846
2011	15.390983	15.985585	3.86%	14,165
2010	14.143714	15.390983	8.82%	20,261
2009	11.556220	14.143714	22.39%	24,613
2008	14.199439	11.556220	-18.61%	27,497
2007	13.793632	14.199439	2.94%	27,783
2006	13.370415	13.793632	3.17%	30,202
2005	13.297326	13.370415	0.55%	26,356
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.337031	17.861704	-2.59%	4,006
2013	15.354892	18.337031	19.42%	0
2012	13.462265	15.354892	14.06%	0
2011	15.087208	13.462265	-10.77%	0
2010	13.433240	15.087208	12.31%	0
2009*	10.000000	13.433240	34.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.007739	-9.92%	4,494

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.254315	14.403325	8.67%	21,360
2013	9.996772	13.254315	32.59%	24,667
2012	8.731647	9.996772	14.49%	32,221
2011	9.138925	8.731647	-4.46%	38,733
2010	8.040348	9.138925	13.66%	46,311
2009	6.296237	8.040348	27.70%	6,623
2008*	10.000000	6.296237	-37.04%	232
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.892523	16.195599	8.75%	23,815
2013	11.174473	14.892523	33.27%	29,090
2012	9.639732	11.174473	15.92%	32,448
2011	10.402675	9.639732	-7.33%	39,053
2010*	10.000000	10.402675	4.03%	40,114
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.410294	13.462609	8.48%	0
2013	9.340331	12.410294	32.87%	0
2012	8.072481	9.340331	15.71%	0
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	279
2009	6.280491	7.874053	25.37%	473
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.126918	14.461772	2.37%	29,808
2013	10.332508	14.126918	36.72%	32,054
2012	9.138851	10.332508	13.06%	44,137
2011	9.697319	9.138851	-5.76%	53,385
2010	7.770807	9.697319	24.79%	68,709
2009	6.212287	7.770807	25.09%	93,063
2008*	10.000000	6.212287	-37.88%	1,837
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.843036	17.091435	15.15%	25,843
2013	11.117741	14.843036	33.51%	35,253
2012	9.711509	11.117741	14.48%	39,235
2011	10.103648	9.711509	-3.88%	44,281
2010	8.582814	10.103648	17.72%	52,923
2009	6.685366	8.582814	28.38%	76,434
2008*	10.000000	6.685366	-33.15%	3,221

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.960019	21.204510	1.17%	7,075
2013	14.762360	20.960019	41.98%	9,601
2012	13.225715	14.762360	11.62%	12,952
2011	13.528039	13.225715	-2.23%	15,723
2010	10.958964	13.528039	23.44%	25,151
2009	8.737691	10.958964	25.42%	24,235
2008	16.573416	8.737691	-47.28%	26,227
2007	15.347910	16.573416	7.98%	26,934
2006	15.112192	15.347910	1.56%	26,597
2005	14.207650	15.112192	6.37%	39,085
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	48.666654	51.250733	5.31%	13,320
2013	35.226020	48.666654	38.16%	14,736
2012	29.723083	35.226020	18.51%	17,449
2011	31.818823	29.723083	-6.59%	20,445
2010	25.540730	31.818823	24.58%	26,900
2009	20.564933	25.540730	24.20%	35,357
2008	30.804160	20.564933	-33.24%	37,610
2007	33.626225	30.804160	-8.39%	47,559
2006	29.133262	33.626225	15.42%	52,946
2005	28.722942	29.133262	1.43%	64,573
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	39.778834	39.461390	-0.80%	13,371
2013	28.689353	39.778834	38.65%	15,883
2012	25.243514	28.689353	13.65%	17,040
2011	27.163192	25.243514	-7.07%	21,705
2010	22.027260	27.163192	23.32%	28,800
2009	16.618484	22.027260	32.55%	39,395
2008	27.323988	16.618484	-39.18%	40,975
2007	27.191015	27.323988	0.49%	48,453
2006	24.662918	27.191015	10.25%	53,284
2005	22.314210	24.662918	10.53%	62,171
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	16.687582	18.415329	10.35%	10,719
2013	12.935602	16.687582	29.01%	14,841
2012	11.510291	12.935602	12.38%	16,672
2011	11.635530	11.510291	-1.08%	19,465
2010	10.422768	11.635530	11.64%	24,571
2009	8.400103	10.422768	24.08%	48,398
2008	14.606893	8.400103	-42.49%	47,206
2007	13.722966	14.606893	6.44%	48,798
2006	12.272927	13.722966	11.81%	42,508
2005	11.608061	12.272927	5.73%	45,279

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.152817	14.144423	26.82%	87,775
2013	10.999223	11.152817	1.40%	94,001
2012	9.654362	10.999223	13.93%	104,268
2011	9.212138	9.654362	4.80%	120,660
2010	7.191287	9.212138	28.10%	139,805
2009	5.585887	7.191287	28.74%	184,628
2008*	10.000000	5.585887	-44.14%	726
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.675089	12.990655	11.27%	23,353
2013*	10.000000	11.675089	16.75%	1,960
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.450771	10.334346	-1.11%	152
2013	10.609527	10.450771	-1.50%	933
2012	10.415485	10.609527	1.86%	1,548
2011	10.448755	10.415485	-0.32%	3,030
2010	10.367761	10.448755	0.78%	3,223
2009	9.836967	10.367761	5.40%	9,258
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.544163	12.905266	2.88%	25,308
2013*	10.000000	12.544163	25.44%	682
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.166548	14.611837	-9.62%	128
2013	13.680366	16.166548	18.17%	137
2012	11.628298	13.680366	17.65%	580
2011	13.493927	11.628298	-13.83%	592
2010	12.894893	13.493927	4.65%	1,781
2009*	10.000000	12.894893	28.95%	5,141
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.348249	10.244781	-1.00%	2,965
2013	10.452043	10.348249	-0.99%	2,941
2012	10.154782	10.452043	2.93%	10,472
2011	10.289725	10.154782	-1.31%	10,672
2010	9.932110	10.289725	3.60%	11,242
2009	8.906607	9.932110	11.51%	11,744
2008	10.455501	8.906607	-14.81%	18,590
2007	10.142483	10.455501	3.09%	23,328
2006	9.891322	10.142483	2.54%	16,989
2005	9.908686	9.891322	-0.18%	30,555

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.466499	17.783525	1.82%	4,346
2013	12.171542	17.466499	43.50%	4,731
2012	11.367189	12.171542	7.08%	4,731
2011	11.675464	11.367189	-2.64%	4,731
2010	9.919776	11.675464	17.70%	4,731
2009	8.212423	9.919776	20.79%	8,619
2008	13.789344	8.212423	-40.44%	2,263
2007	13.943023	13.789344	-1.10%	0
2006	13.462114	13.943023	3.57%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.431106	20.019094	8.62%	3,731
2013	13.612073	18.431106	35.40%	4,039
2012	12.465294	13.612073	9.20%	2,766
2011	13.070198	12.465294	-4.63%	3,545
2010	10.811558	13.070198	20.89%	3,545
2009	8.360084	10.811558	29.32%	7,214
2008	14.030202	8.360084	-40.41%	7,214
2007	13.250742	14.030202	5.88%	10,614
2006	11.842802	13.250742	11.89%	4,972
2005	11.262512	11.842802	5.15%	1,485
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.458529	24.368801	13.56%	0
2013	16.808524	21.458529	27.66%	0
2012	14.968992	16.808524	12.29%	0
2011	15.388727	14.968992	-2.73%	0
2010	14.292826	15.388727	7.67%	0
2009	10.050760	14.292826	42.21%	63,355
2008	18.748697	10.050760	-46.39%	64,514
2007	16.693231	18.748697	12.31%	75,457
2006	15.714870	16.693231	6.23%	93,123
2005	15.194913	15.714870	3.42%	107,844
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.328823	22.201494	4.09%	6,671
2013	15.939683	21.328823	33.81%	9,489
2012	13.911443	15.939683	14.58%	11,421
2011	13.983946	13.911443	-0.52%	13,224
2010	11.149007	13.983946	25.43%	19,973
2009	8.544230	11.149007	30.49%	23,058
2008	17.048909	8.544230	-49.88%	21,010
2007	16.295740	17.048909	4.62%	19,971
2006	16.084619	16.295740	1.31%	25,269
2005	14.551544	16.084619	10.54%	32,437

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.643816	17.759462	0.66%	47,661
2013	14.084525	17.643816	25.27%	26,103
2012	11.803936	14.084525	19.32%	35,162
2011	13.079901	11.803936	-9.76%	48,648
2010	11.462435	13.079901	14.11%	53,107
2009	8.334165	11.462435	37.54%	63,577
2008	14.161034	8.334165	-41.15%	45,186
2007	13.537128	14.161034	4.61%	49,203
2006	11.688662	13.537128	15.81%	60,801
2005	10.391353	11.688662	12.48%	71,509
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.015644	-9.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.528940	21.273293	8.93%	15,220
2013	15.060940	19.528940	29.67%	17,395
2012	13.096753	15.060940	15.00%	21,393
2011	13.311181	13.096753	-1.61%	27,187
2010	11.650774	13.311181	14.25%	31,672
2009	9.229598	11.650774	26.23%	46,459
2008	15.244535	9.229598	-39.46%	49,775
2007	14.837386	15.244535	2.74%	61,709
2006	13.108388	14.837386	13.19%	65,428
2005	12.569703	13.108388	4.29%	85,143
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.091695	16.622395	10.14%	1,329
2013	10.876023	15.091695	38.76%	1,302
2012	9.368203	10.876023	16.10%	126
2011	9.735621	9.368203	-3.77%	2,104
2010	8.017245	9.735621	21.43%	3,221
2009	5.938698	8.017245	35.00%	7,224
2008	9.707899	5.938698	-38.83%	7,821
2007	9.987465	9.707899	-2.80%	4,045
2006*	10.000000	9.987465	-0.13%	2,453
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.444724	10.324354	-1.15%	1,460
2013	10.602967	10.444724	-1.49%	1,587
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.681128	-3.19%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	675
2010	10.848770	11.675695	7.62%	1,998
2009*	10.000000	10.848770	8.49%	1,686
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.484399	11.385207	-0.86%	46,599
2013	11.698304	11.484399	-1.83%	72,163
2012	11.242559	11.698304	4.05%	56,875
2011	11.310867	11.242559	-0.60%	57,333
2010	10.928078	11.310867	3.50%	78,787
2009*	10.000000	10.928078	9.28%	20,441
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.109475	13.298496	1.44%	0
2013	14.675302	13.109475	-10.67%	0
2012	13.713953	14.675302	7.01%	0
2011	12.480064	13.713953	9.89%	0
2010	11.731404	12.480064	6.38%	0
2009	10.073944	11.731404	16.45%	0
2008	11.011231	10.073944	-8.51%	0
2007	10.114488	11.011231	8.87%	0
2006*	10.000000	10.114488	1.14%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.467064	14.843583	2.60%	0
2013	14.995555	14.467064	-3.52%	0
2012	13.905112	14.995555	7.84%	0
2011	13.638954	13.905112	1.95%	0
2010	12.820546	13.638954	6.38%	0
2009	11.426111	12.820546	12.20%	0
2008	11.085475	11.426111	3.07%	0
2007	10.360869	11.085475	6.99%	0
2006*	10.000000	10.360869	3.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.367567	10.626842	2.50%	11,410
2013	10.756996	10.367567	-3.62%	11,600
2012	9.983857	10.756996	7.74%	5,039
2011*	10.000000	9.983857	-0.16%	1,605

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.602357	12.905720	-5.12%	0
2013	11.425630	13.602357	19.05%	0
2012	10.791201	11.425630	5.88%	0
2011	12.476174	10.791201	-13.51%	0
2010	9.755878	12.476174	27.88%	0
2009	6.273267	9.755878	55.52%	0
2008	11.238387	6.273267	-44.18%	0
2007	10.985196	11.238387	2.30%	0
2006*	10.000000	10.985196	9.85%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.822141	28.177929	29.13%	6,965
2013	14.734130	21.822141	48.11%	11,239
2012	11.430744	14.734130	28.90%	7,181
2011	10.523301	11.430744	8.62%	3,260
2010*	10.000000	10.523301	5.23%	3,447
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.896903	12.626125	6.13%	0
2013	12.128803	11.896903	-1.91%	1,083
2012	11.263214	12.128803	7.69%	1,083
2011	10.833986	11.263214	3.96%	1,083
2010	10.275922	10.833986	5.43%	1,083
2009	9.524373	10.275922	7.89%	1,083
2008	10.779264	9.524373	-11.64%	5,685
2007	10.388939	10.779264	3.76%	7,009
2006*	10.000000	10.388939	3.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	40.420317	40.937936	1.28%	4,969
2013	45.016536	40.420317	-10.21%	5,501
2012	38.784080	45.016536	16.07%	5,981
2011	36.823282	38.784080	5.32%	6,295
2010	34.098904	36.823282	7.99%	8,581
2009	26.613380	34.098904	28.13%	9,102
2008	31.810375	26.613380	-16.34%	12,726
2007	30.348016	31.810375	4.82%	13,158
2006	27.832187	30.348016	9.04%	13,938
2005	25.196617	27.832187	10.46%	16,150

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.952264	16.035239	0.52%	0
2013	13.981956	15.952264	14.09%	0
2012	12.481781	13.981956	12.02%	0
2011	13.168794	12.481781	-5.22%	0
2010	12.663054	13.168794	3.99%	0
2009	9.710238	12.663054	30.41%	0
2008	17.821247	9.710238	-45.51%	0
2007	15.806391	17.821247	12.75%	0
2006	12.836370	15.806391	23.14%	0
2005	11.744532	12.836370	9.30%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	55.622802	54.505588	-2.01%	908
2013	50.461538	55.622802	10.23%	1,485
2012	39.507337	50.461538	27.73%	1,340
2011	54.064138	39.507337	-26.93%	724
2010	43.316130	54.064138	24.81%	724
2009	20.649302	43.316130	109.77%	2,187
2008	59.585849	20.649302	-65.35%	2,008
2007	44.006397	59.585849	35.40%	3,326
2006	32.058974	44.006397	37.27%	4,067
2005	24.681277	32.058974	29.89%	4,634
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	47.161318	37.540671	-20.40%	2,156
2013	43.360592	47.161318	8.77%	3,132
2012	42.624120	43.360592	1.73%	4,254
2011	51.845154	42.624120	-17.79%	1,502
2010	40.768529	51.845154	27.17%	1,532
2009	26.299894	40.768529	55.01%	1,689
2008	49.612322	26.299894	-46.99%	1,116
2007	34.689305	49.612322	43.02%	1,406
2006	28.316407	34.689305	22.51%	3,397
2005	18.971961	28.316407	49.25%	3,941
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.441073	8.286172	-20.64%	4,718
2013	9.620384	10.441073	8.53%	4,159
2012*	10.000000	9.620384	-3.80%	4,029

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.747926	17.076474	8.44%	8,773
2013	11.949574	15.747926	31.79%	9,183
2012	10.444117	11.949574	14.41%	12,698
2011	11.391331	10.444117	-8.32%	13,138
2010	10.304419	11.391331	10.55%	13,710
2009	8.241655	10.304419	25.03%	11,914
2008	13.480539	8.241655	-38.86%	15,534
2007	12.460805	13.480539	8.18%	15,953
2006	11.138923	12.460805	11.87%	18,246
2005	10.409093	11.138923	7.01%	15,524
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.999159	23.171692	-3.45%	4,602
2013	16.234487	23.999159	47.83%	1,131
2012	15.295201	16.234487	6.14%	1,050
2011	16.292339	15.295201	-6.12%	1,105
2010	13.060414	16.292339	24.75%	2,655
2009*	10.000000	13.060414	30.60%	1,968

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.636453	26.397570	7.15%	251
2013	18.199975	24.636453	35.37%	251
2012	15.620945	18.199975	16.51%	251
2011	17.381158	15.620945	-10.13%	649
2010	13.960490	17.381158	24.50%	1,890
2009	9.950179	13.960490	40.30%	1,246
2008	15.746345	9.950179	-36.81%	535
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.939239	13.145664	1.60%	2,746
2013	14.375290	12.939239	-9.99%	2,771
2012	13.611707	14.375290	5.61%	2,798
2011	12.384804	13.611707	9.91%	2,828
2010	11.979304	12.384804	3.39%	2,967
2009	11.051399	11.979304	8.40%	2,526
2008	11.418201	11.051399	-3.21%	1,487
2007	10.604050	11.418201	7.68%	927
2006	10.612998	10.604050	-0.08%	2,587
2005	10.624530	10.612998	-0.11%	858
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.247220	21.296525	10.65%	12,635
2013	14.408594	19.247220	33.58%	11,724
2012	12.768265	14.408594	12.85%	13,027
2011	12.590202	12.768265	1.41%	13,996
2010	11.214752	12.590202	12.26%	14,471
2009	9.655567	11.214752	16.15%	19,594
2008	15.008913	9.655567	-35.67%	16,497
2007	15.272407	15.008913	-1.73%	18,972
2006	13.261766	15.272407	15.16%	19,631
2005	12.886814	13.261766	2.91%	21,016
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	18.843005	17.511528	-7.07%	0
2013	15.651386	18.843005	20.39%	0
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
2009	10.357850	13.626560	31.56%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.900973	19.352003	14.50%	1,793
2013	13.207044	16.900973	27.97%	2,272
2012	11.544189	13.207044	14.40%	558
2011	11.819444	11.544189	-2.33%	1,032
2010	10.077340	11.819444	17.29%	373
2009	7.885187	10.077340	27.80%	699
2008	10.598040	7.885187	-25.60%	815
2007	11.031146	10.598040	-3.93%	1,067
2006*	10.000000	11.031146	10.31%	1,039
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	26.812157	29.818974	11.21%	0
2013	20.695719	26.812157	29.55%	0
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
2009	14.057757	16.572080	17.89%	31,532
2008	19.520974	14.057757	-27.99%	31,883
2007	20.925531	19.520974	-6.71%	34,485
2006	17.930824	20.925531	16.70%	33,586
2005	17.357040	17.930824	3.31%	33,178
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.994880	15.032422	0.25%	2,058
2013	13.325434	14.994880	12.53%	3,276
2012	12.321456	13.325434	8.15%	3,253
2011	13.000998	12.321456	-5.23%	2,114
2010	12.043434	13.000998	7.95%	1,585
2009*	10.000000	12.043434	25.57%	172
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.205609	12.678662	3.88%	458
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.029788	23.809805	3.39%	3,170
2013	16.640715	23.029788	38.39%	2,747
2012	14.619211	16.640715	13.83%	3,359
2011	14.780793	14.619211	-1.09%	3,430
2010	11.943809	14.780793	23.75%	3,518
2009	9.713315	11.943809	22.96%	3,790
2008	14.296006	9.713315	-32.06%	3,407
2007	14.633033	14.296006	-2.30%	4,294
2006	13.003864	14.633033	12.53%	4,408
2005	12.329540	13.003864	5.47%	4,084

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.799893	17.629661	11.58%	5,663
2013	11.957972	15.799893	32.13%	6,157
2012	10.858741	11.957972	10.12%	7,276
2011	10.941923	10.858741	-0.76%	9,253
2010	9.689745	10.941923	12.92%	8,732
2009	7.365892	9.689745	31.55%	14,084
2008	11.421512	7.365892	-35.51%	15,002
2007	10.775260	11.421512	6.00%	14,641
2006	10.032485	10.775260	7.40%	14,092
2005	9.844387	10.032485	1.91%	14,901
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.563872	20.708562	11.55%	30,036
2013	14.296365	18.563872	29.85%	35,599
2012	12.560075	14.296365	13.82%	36,308
2011	12.534993	12.560075	0.20%	37,780
2010	11.098333	12.534993	12.94%	40,352
2009	8.932279	11.098333	24.25%	41,756
2008	14.449022	8.932279	-38.18%	50,633
2007	13.959170	14.449022	3.51%	53,147
2006	12.288247	13.959170	13.60%	55,935
2005	11.933915	12.288247	2.97%	62,613
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	19.402623	20.626571	6.31%	5,526
2013	16.290220	19.402623	19.11%	6,401
2012	14.999638	16.290220	8.60%	6,828
2011	13.989924	14.999638	7.22%	6,411
2010	12.335042	13.989924	13.42%	11,662
2009	10.233414	12.335042	20.54%	11,512
2008	14.770045	10.233414	-30.72%	13,486
2007	14.019259	14.770045	5.36%	12,886
2006	12.237382	14.019259	14.56%	13,597
2005	11.920233	12.237382	2.66%	13,339
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	16.348035	14.579743	-10.82%	0
2013	13.514652	16.348035	20.97%	0
2012	12.197026	13.514652	10.80%	0
2011	15.212883	12.197026	-19.82%	0
2010	14.808212	15.212883	2.73%	0
2009	11.495956	14.808212	28.81%	0
2008	18.649287	11.495956	-38.36%	0
2007	18.207603	18.649287	2.43%	0
2006	15.099947	18.207603	20.58%	0
2005	13.721111	15.099947	10.05%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	16.083398	16.070177	-0.08%	0
2013	11.008542	16.083398	46.10%	0
2012	9.284438	11.008542	18.57%	0
2011	10.957081	9.284438	-15.27%	0
2010	8.494657	10.957081	28.99%	0
2009	6.852889	8.494657	23.96%	0
2008	11.165567	6.852889	-38.62%	0
2007	12.765855	11.165567	-12.54%	0
2006	12.507898	12.765855	2.06%	0
2005	12.019851	12.507898	4.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.888323	-1.12%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.699511	17.046953	2.08%	10,658
2013	16.805740	16.699511	-0.63%	14,112
2012	15.574255	16.805740	7.91%	14,395
2011	15.482982	15.574255	0.59%	18,599
2010	14.508802	15.482982	6.71%	21,256
2009	12.249031	14.508802	18.45%	24,958
2008	13.433556	12.249031	-8.82%	22,488
2007	12.962295	13.433556	3.64%	30,013
2006	12.653506	12.962295	2.44%	29,630
2005	12.700428	12.653506	-0.37%	32,229
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.429615	13.782506	2.63%	793
2013	12.042126	13.429615	11.52%	793
2012	10.963498	12.042126	9.84%	793
2011	11.178791	10.963498	-1.93%	793
2010	10.082086	11.178791	10.88%	793
2009	8.256936	10.082086	22.10%	793
2008	11.205533	8.256936	-26.31%	5,498
2007	10.487792	11.205533	6.84%	0
2006*	10.000000	10.487792	4.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.267015	13.656702	2.94%	1,584
2013	11.633446	13.267015	14.04%	1,584
2012	10.450818	11.633446	11.32%	1,542
2011	10.746652	10.450818	-2.75%	1,498
2010	9.541377	10.746652	12.63%	1,583
2009	7.533560	9.541377	26.65%	1,434
2008	11.384028	7.533560	-33.82%	1,898
2007	10.507729	11.384028	8.34%	2,372
2006*	10.000000	10.507729	5.08%	1,183

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	149
2010	9.061840	10.338382	14.09%	149
2009	7.011827	9.061840	29.24%	149
2008	11.513627	7.011827	-39.10%	174
2007	10.527827	11.513627	9.36%	122
2006*	10.000000	10.527827	5.28%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.111998	30.915249	9.97%	0
2013	21.795185	28.111998	28.98%	0
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
2009	12.947874	17.275891	33.43%	41,606
2008	22.942085	12.947874	-43.56%	38,205
2007	19.853098	22.942085	15.56%	39,207
2006	18.088817	19.853098	9.75%	38,722
2005	15.739580	18.088817	14.93%	39,569
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.982777	10.280416	-14.21%	3,813
2013	9.814082	11.982777	22.10%	4,012
2012	9.528029	9.814082	3.00%	4,138
2011	10.218924	9.528029	-6.76%	4,853
2010	8.719783	10.218924	17.19%	3,713
2009	6.007924	8.719783	45.14%	3,121
2008	13.398310	6.007924	-55.16%	1,916
2007	9.354605	13.398310	43.23%	1,498
2006*	10.000000	9.354605	-6.45%	577
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.187693	21.571362	6.85%	10,898
2013	16.034604	20.187693	25.90%	13,718
2012	13.912901	16.034604	15.25%	15,390
2011	14.025386	13.912901	-0.80%	17,807
2010	12.390959	14.025386	13.19%	29,251
2009	9.689103	12.390959	27.89%	33,441
2008	17.195174	9.689103	-43.65%	38,239
2007	17.240844	17.195174	-0.26%	43,193
2006	14.597980	17.240844	18.10%	47,358
2005	14.034109	14.597980	4.02%	49,188

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	14.721388	16.230849	10.25%	0
2013	10.864040	14.721388	35.51%	0
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0
2009	5.279096	7.565769	43.32%	4,126
2008	11.944770	5.279096	-55.80%	3,766
2007	9.871549	11.944770	21.00%	4,068
2006	9.531444	9.871549	3.57%	4,590
2005	8.901990	9.531444	7.07%	5,779
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.115623	19.810096	9.35%	14,882
2013	13.523417	18.115623	33.96%	17,374
2012	12.004671	13.523417	12.65%	17,955
2011	12.188437	12.004671	-1.51%	21,313
2010	9.989586	12.188437	22.01%	23,845
2009	7.926138	9.989586	26.03%	28,551
2008	15.273930	7.926138	-48.11%	33,700
2007	12.242015	15.273930	24.77%	36,967
2006	11.661788	12.242015	4.98%	37,208
2005	11.220319	11.661788	3.93%	38,789
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.672773	15.579805	-0.59%	4,243
2013	15.051592	15.672773	4.13%	4,391
2012	13.402132	15.051592	12.31%	4,433
2011	13.111684	13.402132	2.22%	4,661
2010	11.716151	13.111684	11.91%	4,696
2009	8.285591	11.716151	41.40%	4,818
2008	11.242436	8.285591	-26.30%	4,884
2007	11.136228	11.242436	0.95%	6,937
2006	10.184145	11.136228	9.35%	11,056
2005	10.099701	10.184145	0.84%	8,498
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.263887	13.795662	4.01%	3,690
2013	13.746171	13.263887	-3.51%	3,529
2012	13.214988	13.746171	4.02%	3,675
2011	12.532648	13.214988	5.44%	3,910
2010	11.834084	12.532648	5.90%	5,315
2009	10.402160	11.834084	13.77%	4,986
2008	10.942735	10.402160	-4.94%	5,516
2007	10.677621	10.942735	2.48%	4,149
2006	10.408697	10.677621	2.58%	2,074
2005	10.367180	10.408697	0.40%	950

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.357892	16.040394	4.44%	1,405
2013	11.476643	15.357892	33.82%	1,695
2012	10.169563	11.476643	12.85%	5,166
2011	11.581012	10.169563	-12.19%	5,987
2010	9.149056	11.581012	26.58%	6,224
2009	6.643934	9.149056	37.71%	2,960
2008	11.167854	6.643934	-40.51%	2,454
2007	9.833348	11.167854	13.57%	1,947
2006*	10.000000	9.833348	-1.67%	625
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.098781	17.250679	-9.68%	294
2013	14.894544	19.098781	28.23%	294
2012	12.564124	14.894544	18.55%	483
2011	15.433555	12.564124	-18.59%	483
2010	13.887863	15.433555	11.13%	483
2009	11.168216	13.887863	24.35%	483
2008	20.229789	11.168216	-44.79%	483
2007	17.551030	20.229789	15.26%	500
2006	15.129373	17.551030	16.01%	500
2005	12.929468	15.129373	17.01%	500
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.556494	21.570322	4.93%	1,936
2013	16.022975	20.556494	28.29%	2,123
2012	12.818429	16.022975	25.00%	1,825
2011	14.298263	12.818429	-10.35%	1,863
2010	11.496555	14.298263	24.37%	2,474
2009	7.426726	11.496555	54.80%	2,315
2008	15.467034	7.426726	-51.98%	2,587
2007	14.893926	15.467034	3.85%	1,969
2006	13.032217	14.893926	14.29%	1,723
2005	12.920158	13.032217	0.87%	2,235
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	6,613
2009	6.582545	8.432430	28.10%	6,919
2008*	10.000000	6.582545	-34.17%	7,416

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.467906	14.885982	2.89%	382
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	1,413
2010	10.443102	11.572490	10.81%	1,906
2009	7.830809	10.443102	33.36%	4,152
2008	11.319149	7.830809	-30.82%	2,164
2007	11.093323	11.319149	2.04%	2,037
2006*	10.000000	11.093323	10.93%	894
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.158943	14.993919	-1.09%	2,400
2013	11.313360	15.158943	33.99%	3,474
2012	9.716856	11.313360	16.43%	2,371
2011	10.265572	9.716856	-5.35%	3,493
2010	8.140276	10.265572	26.11%	4,124
2009	6.408405	8.140276	27.02%	5,028
2008	9.728001	6.408405	-34.12%	2,780
2007	10.133296	9.728001	-4.00%	994
2006*	10.000000	10.133296	1.33%	913
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.324509	-6.75%	2,529
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.713705	16.401134	-12.36%	0
2013	15.435196	18.713705	21.24%	0
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
2009	10.406862	14.057145	35.08%	0
2008	17.705569	10.406862	-41.22%	0
2007	15.549188	17.705569	13.87%	0
2006	12.990625	15.549188	19.70%	0
2005	11.955445	12.990625	8.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.637805	-13.62%	197
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.973696	-0.26%	7,455
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.220719	11.587827	3.27%	0
2013	9.564397	11.220719	17.32%	0
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
2009	7.519611	8.854663	17.75%	0
2008	12.409439	7.519611	-39.40%	0
2007	11.589068	12.409439	7.08%	0
2006*	10.000000	11.589068	15.89%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.745144	14.170596	11.18%	0
2013	9.928633	12.745144	28.37%	0
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
2009	5.358453	7.586876	41.59%	0
2008	9.075650	5.358453	-40.96%	0
2007	10.303410	9.075650	-11.92%	0
2006*	10.000000	10.303410	3.03%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.675160	14.352055	4.95%	0
2013	12.161731	13.675160	12.44%	0
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
2009	8.207082	10.140371	23.56%	0
2008	11.462737	8.207082	-28.40%	0
2007	10.992380	11.462737	4.28%	0
2006*	10.000000	10.992380	9.92%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.629377	15.483098	5.84%	0
2013	11.166155	14.629377	31.02%	0
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0
2009	6.964170	9.110161	30.81%	0
2008	11.500417	6.964170	-39.44%	0
2007	11.374158	11.500417	1.11%	0
2006*	10.000000	11.374158	13.74%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.515975	16.651777	0.82%	0
2013	15.638547	16.515975	5.61%	0
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
2009	7.299749	12.402468	69.90%	0
2008	10.600241	7.299749	-31.14%	0
2007	10.559849	10.600241	0.38%	0
2006*	10.000000	10.559849	5.60%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.265807	18.686142	-3.01%	0
2013	14.319981	19.265807	34.54%	0
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
2009	7.063955	10.833277	53.36%	0
2008	11.695402	7.063955	-39.60%	0
2007	10.786852	11.695402	8.42%	0
2006*	10.000000	10.786852	7.87%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.047161	16.918962	-0.75%	0
2013	13.000733	17.047161	31.12%	0
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
2009	7.564680	10.707980	41.55%	0
2008	10.752374	7.564680	-29.65%	0
2007	10.734138	10.752374	0.17%	0
2006*	10.000000	10.734138	7.34%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.932554	14.908672	7.01%	0
2013	10.022934	13.932554	39.01%	0
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0
2009	5.568871	7.404625	32.96%	0
2008	10.729449	5.568871	-48.10%	0
2007	10.331460	10.729449	3.85%	0
2006*	10.000000	10.331460	3.31%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.993506	13.592949	13.34%	0
2013	9.506724	11.993506	26.16%	0
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
2009	6.169693	8.087402	31.08%	0
2008	9.968928	6.169693	-38.11%	0
2007	10.805007	9.968928	-7.74%	0
2006*	10.000000	10.805007	8.05%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.155714	11.155689	-8.23%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
2010*	10.000000	11.282380	12.82%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.287443	14.171105	6.65%	0
2013	9.640751	13.287443	37.83%	0
2012*	10.000000	9.640751	-3.59%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	17.883026	19.020703	6.36%	0
2013	14.068124	17.883026	27.12%	0
2012	12.560964	14.068124	12.00%	0
2011	12.779332	12.560964	-1.71%	0
2010	11.860299	12.779332	7.75%	0
2009	9.399440	11.860299	26.18%	0
2008	13.681114	9.399440	-31.30%	0
2007	12.867488	13.681114	6.32%	0
2006	11.210324	12.867488	14.78%	0
2005	10.822909	11.210324	3.58%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.410379	13.308328	7.24%	0
2013	10.080044	12.410379	23.12%	0
2012	9.104547	10.080044	10.71%	0
2011*	10.000000	9.104547	-8.95%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.978850	21.160202	17.69%	0
2013	13.007015	17.978850	38.22%	0
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
2009	8.228641	10.332565	25.57%	0
2008	11.721532	8.228641	-29.80%	0
2007	10.655970	11.721532	10.00%	0
2006*	10.000000	10.655970	6.56%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.261445	12.694989	12.73%	0
2013	11.147927	11.261445	1.02%	0
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
2009	6.435799	8.325135	29.36%	0
2008	11.822368	6.435799	-45.56%	0
2007	12.726802	11.822368	-7.11%	0
2006*	10.000000	12.726802	27.27%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.042080	21.750204	-1.32%	0
2013	18.831285	22.042080	17.05%	0
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
2009	12.238290	16.278322	33.01%	0
2008	20.872212	12.238290	-41.37%	0
2007	18.500953	20.872212	12.82%	0
2006	14.668839	18.500953	26.12%	0
2005	12.646837	14.668839	15.99%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.054812	13.826971	5.91%	331
2013	9.716985	13.054812	34.35%	331
2012*	10.000000	9.716985	-2.83%	331
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.476705	27.463854	-6.83%	1,621
2013	23.951566	29.476705	23.07%	1,621
2012	20.435570	23.951566	17.21%	1,621
2011	22.391287	20.435570	-8.73%	1,959
2010	20.949286	22.391287	6.88%	302
2009*	10.000000	20.949286	22.98%	211

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.321763	24.376083	0.22%	863
2013	22.379973	24.321763	8.68%	461
2012	19.180786	22.379973	16.68%	479
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.347475	14.238825	6.68%	22,043
2013	10.368800	13.347475	28.73%	25,253
2012	8.512229	10.368800	21.81%	26,103
2011	9.300365	8.512229	-8.47%	28,350
2010	8.880893	9.300365	4.72%	33,750
2009	6.184179	8.880893	43.61%	40,863
2008	11.291345	6.184179	-45.23%	36,988
2007	8.403216	11.291345	34.37%	35,178
2006	7.830007	8.403216	7.32%	28,345
2005	7.072868	7.830007	10.70%	34,339
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.715779	7.222380	7.54%	7,436
2013	5.043466	6.715779	33.16%	10,631
2012	4.304075	5.043466	17.18%	13,642
2011	4.790931	4.304075	-10.16%	2,181
2010	3.915887	4.790931	22.35%	2,262
2009	2.537698	3.915887	54.31%	2,262
2008	4.605487	2.537698	-44.90%	2,527
2007	3.848176	4.605487	19.68%	4,478
2006	3.628519	3.848176	6.05%	1,499
2005	3.307220	3.628519	9.72%	2,041
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.806972	11.935803	-13.55%	14,910
2013	12.284193	13.806972	12.40%	22,700
2012	11.036128	12.284193	11.31%	26,159
2011	16.584115	11.036128	-33.45%	6,608
2010	13.487751	16.584115	22.96%	7,112
2009	7.658356	13.487751	76.12%	9,236
2008	16.301067	7.658356	-53.02%	10,380
2007	12.948047	16.301067	25.90%	12,088
2006	8.978130	12.948047	44.22%	7,210
2005	6.918472	8.978130	29.77%	7,760

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.730830	24.601052	13.21%	361
2013	16.700709	21.730830	30.12%	656
2012	14.106981	16.700709	18.39%	896
2011	14.039775	14.106981	0.48%	289
2010	11.563093	14.039775	21.42%	289
2009	9.279686	11.563093	24.61%	289
2008	14.126858	9.279686	-34.31%	289
2007	14.021140	14.126858	0.75%	898
2006	12.201009	14.021140	14.92%	443
2005	11.358686	12.201009	7.42%	361
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.430823	-5.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	260
2012	13.235050	15.736283	18.90%	299
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.592324	21.234957	8.38%	2,866
2013	14.691344	19.592324	33.36%	2,931
2012	12.890980	14.691344	13.97%	3,217
2011	13.168233	12.890980	-2.11%	3,076
2010	12.038713	13.168233	9.38%	2,006
2009	9.996365	12.038713	20.43%	2,329
2008	15.112583	9.996365	-33.85%	2,747
2007	14.282895	15.112583	5.81%	1,469
2006	12.050714	14.282895	18.52%	105
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.827911	14.748434	-0.54%	2,126
2013	11.812291	14.827911	25.53%	568
2012	10.360352	11.812291	14.01%	1,050
2011	10.724430	10.360352	-3.39%	754
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.562941	11.565660	9.49%	86
2013	8.278144	10.562941	27.60%	86
2012	7.382220	8.278144	12.14%	86
2011	7.558008	7.382220	-2.33%	86
2010	6.444333	7.558008	17.28%	86
2009	4.909233	6.444333	31.27%	217
2008	8.144006	4.909233	-39.72%	2,392
2007	6.927429	8.144006	17.56%	2,198
2006	6.634147	6.927429	4.42%	1,093
2005	6.333414	6.634147	4.75%	1,936

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.079314	22.338693	11.25%	19,219
2013	15.478551	20.079314	29.72%	22,300
2012	13.726207	15.478551	12.77%	25,053
2011	13.866343	13.726207	-1.01%	27,363
2010	12.425797	13.866343	11.59%	35,123
2009*	10.000000	12.425797	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.787099	14.236307	3.26%	9,379
2013	11.370678	13.787099	21.25%	9,739
2012	9.991547	11.370678	13.80%	12,779
2011	10.065308	9.991547	-0.73%	11,805
2010	9.136156	10.065308	10.17%	11,961
2009	7.527012	9.136156	21.38%	3,202
2008	10.898553	7.527012	-30.94%	2,748
2007	10.441173	10.898553	4.38%	628
2006*	10.000000	10.441173	4.41%	93
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	506
2009	9.356954	10.320671	10.30%	579
2008	10.556053	9.356954	-11.36%	0
2007	10.423276	10.556053	1.27%	0
2006*	10.000000	10.423276	4.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.034179	15.057525	0.16%	519
2013	11.882881	15.034179	26.52%	283
2012	9.896797	11.882881	20.07%	266
2011	11.095465	9.896797	-10.80%	2,776
2010	10.136054	11.095465	9.47%	2,893
2009	7.278126	10.136054	39.27%	3,041
2008	12.060105	7.278126	-39.65%	2,486
2007	10.723164	12.060105	12.47%	1,228
2006*	10.000000	10.723164	7.23%	572
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.547789	14.399082	6.28%	1,176
2013	10.627978	13.547789	27.47%	1,317
2012	9.204869	10.627978	15.46%	1,310
2011	9.819331	9.204869	-6.26%	1,828
2010	8.447133	9.819331	16.24%	2,596
2009	6.188730	8.447133	36.49%	2,536
2008	11.280075	6.188730	-45.14%	1,375
2007	10.250695	11.280075	10.04%	1,244
2006*	10.000000	10.250695	2.51%	1,054

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.102238	13.119893	8.41%	193
2013	9.254218	12.102238	30.78%	193
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
2009	5.958951	7.659289	28.53%	0
2008	9.782890	5.958951	-39.09%	0
2007*	10.000000	9.782890	-2.17%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.509651	19.677103	0.86%	3,712
2013	18.526694	19.509651	5.31%	2,076
2012	16.444472	18.526694	12.66%	2,077
2011	16.104864	16.444472	2.11%	2,230
2010	14.471327	16.104864	11.29%	2,944
2009	10.078138	14.471327	43.59%	3,369
2008	14.230330	10.078138	-29.18%	3,839
2007	14.030561	14.230330	1.42%	2,867
2006	12.897677	14.030561	8.78%	7,478
2005	12.808565	12.897677	0.70%	10,004
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.236897	18.506738	7.37%	6,012
2013	12.920904	17.236897	33.40%	7,088
2012	11.090374	12.920904	16.51%	10,062
2011	11.544495	11.090374	-3.93%	11,443
2010	10.138888	11.544495	13.86%	13,860
2009	8.019511	10.138888	26.43%	13,721
2008	12.941561	8.019511	-38.03%	14,147
2007	13.458229	12.941561	-3.84%	15,618
2006	11.805622	13.458229	14.00%	13,388
2005	11.514104	11.805622	2.53%	15,097
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.395937	12.995975	4.84%	8,072
2013	8.763596	12.395937	41.45%	9,530
2012	7.619990	8.763596	15.01%	9,790
2011	8.766116	7.619990	-13.07%	10,530
2010	7.709797	8.766116	13.70%	12,622
2009	5.124937	7.709797	50.44%	16,329
2008*	10.000000	5.124937	-48.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.690911	14.892679	8.78%	2,088
2013	10.031599	13.690911	36.48%	2,138
2012	9.148330	10.031599	9.65%	2,593
2011	9.606980	9.148330	-4.77%	2,614
2010	7.904167	9.606980	21.54%	2,704
2009	6.110003	7.904167	29.36%	2,211
2008*	10.000000	6.110003	-38.90%	2,640

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	15,045
2011	10.109875	9.809665	-2.97%	15,045
2010	9.310557	10.109875	8.59%	15,045
2009	7.900737	9.310557	17.84%	14,935
2008*	10.000000	7.900737	-20.99%	15,063
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
2009	7.180256	8.768188	22.12%	0
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.496666	11.684228	1.63%	260
2013	11.140023	11.496666	3.20%	260
2012	10.537207	11.140023	5.72%	260
2011	10.564529	10.537207	-0.26%	260
2010	10.057746	10.564529	5.04%	2,768
2009	9.048338	10.057746	11.16%	2,508
2008*	10.000000	9.048338	-9.52%	2,508
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.178483	12.524925	2.84%	1,129
2013	10.511275	12.178483	15.86%	1,129
2012	9.511460	10.511275	10.51%	1,129
2011	9.901666	9.511460	-3.94%	1,129
2010	9.039810	9.901666	9.53%	1,129
2009	7.537235	9.039810	19.94%	1,301
2008*	10.000000	7.537235	-24.63%	1,129
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
2009	6.818051	8.487804	24.49%	0
2008*	10.000000	6.818051	-31.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
2009	8.279837	9.582985	15.74%	160
2008*	10.000000	8.279837	-17.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.875142	12.269614	3.32%	2,071
2013	12.309680	11.875142	-3.53%	1,473
2012	11.616012	12.309680	5.97%	1,580
2011	11.079660	11.616012	4.84%	1,694
2010	10.522958	11.079660	5.29%	2,267
2009	9.835494	10.522958	6.99%	1,783
2008*	10.000000	9.835494	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	213
2009	9.819515	11.244874	14.52%	0
2008*	10.000000	9.819515	-1.80%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.738751	20.202692	-7.07%	2,170
2013	21.939880	21.738751	-0.92%	664
2012	19.031933	21.939880	15.28%	664
2011	24.928611	19.031933	-23.65%	1,083
2010	21.817344	24.928611	14.26%	1,086
2009	13.583195	21.817344	60.62%	1,093
2008	32.699975	13.583195	-58.46%	476
2007	22.840560	32.699975	43.17%	60
2006	16.985684	22.840560	34.47%	60
2005	13.020203	16.985684	30.46%	60
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.847745	15.269983	2.84%	15,272
2013	15.735000	14.847745	-5.64%	22,328
2012	15.525064	15.735000	1.35%	23,018
2011	14.717057	15.525064	5.49%	26,562
2010	14.281051	14.717057	3.05%	33,624
2009	14.140468	14.281051	0.99%	34,301
2008	13.347313	14.140468	5.94%	36,286
2007	12.665762	13.347313	5.38%	36,096
2006	12.461292	12.665762	1.64%	36,135
2005	12.269348	12.461292	1.56%	43,782
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.348944	13.069787	-2.09%	3,232
2013	11.518717	13.348944	15.89%	1,814
2012	10.131129	11.518717	13.70%	1,814
2011	11.415524	10.131129	-11.25%	1,814
2010	10.245196	11.415524	11.42%	0
2009	8.030285	10.245196	27.58%	0
2008	15.136694	8.030285	-46.95%	0
2007	12.105750	15.136694	25.04%	0
2006	9.256714	12.105750	30.78%	0
2005	7.227958	9.256714	28.07%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.344002	9.543806	-7.74%	673
2013	8.691317	10.344002	19.02%	626
2012	7.475938	8.691317	16.26%	276
2011	8.721870	7.475938	-14.29%	223
2010	8.257188	8.721870	5.63%	173
2009	6.528074	8.257188	26.49%	125
2008	11.663775	6.528074	-44.03%	68
2007	10.842547	11.663775	7.57%	21
2006*	10.000000	10.842547	8.43%	132

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.913635	18.496385	3.25%	12,471
2013	14.313888	17.913635	25.15%	12,368
2012	12.557531	14.313888	13.99%	12,418
2011	13.290291	12.557531	-5.51%	12,857
2010	11.788571	13.290291	12.74%	13,276
2009	9.422814	11.788571	25.11%	11,488
2008	15.170486	9.422814	-37.89%	10,549
2007	14.558931	15.170486	4.20%	21,514
2006	12.665956	14.558931	14.95%	15,050
2005	11.931477	12.665956	6.16%	17,671
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.250871	13.539235	2.18%	6,348
2013	12.852190	13.250871	3.10%	7,366
2012	12.425243	12.852190	3.44%	8,817
2011	12.273494	12.425243	1.24%	10,765
2010	11.784925	12.273494	4.15%	11,087
2009	10.984715	11.784925	7.28%	11,402
2008	11.884834	10.984715	-7.57%	12,426
2007	11.468184	11.884834	3.63%	9,008
2006	10.983058	11.468184	4.42%	8,835
2005	10.809357	10.983058	1.61%	3,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.014452	16.566255	3.45%	27,964
2013	13.961615	16.014452	14.70%	30,553
2012	12.811240	13.961615	8.98%	33,138
2011	13.030994	12.811240	-1.69%	35,498
2010	11.945785	13.030994	9.08%	50,871
2009	10.195277	11.945785	17.17%	58,130
2008	13.497257	10.195277	-24.46%	60,623
2007	12.989787	13.497257	3.91%	67,496
2006	11.860570	12.989787	9.52%	72,984
2005	11.447227	11.860570	3.61%	64,777
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.273480	17.830585	3.23%	23,664
2013	14.351642	17.273480	20.36%	25,592
2012	12.827832	14.351642	11.88%	27,319
2011	13.325997	12.827832	-3.74%	43,301
2010	12.008250	13.325997	10.97%	47,811
2009	9.815472	12.008250	22.34%	51,215
2008	14.546762	9.815472	-32.52%	62,161
2007	13.935085	14.546762	4.39%	60,552
2006	12.369589	13.935085	12.66%	60,543
2005	11.745826	12.369589	5.31%	58,115
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.865813	15.313449	3.01%	3,275
2013	13.679526	14.865813	8.67%	3,611
2012	12.874464	13.679526	6.25%	4,277
2011	12.825438	12.874464	0.38%	4,394
2010	12.017093	12.825438	6.73%	5,125
2009	10.665626	12.017093	12.67%	5,389
2008	12.765018	10.665626	-16.45%	4,047
2007	12.261864	12.765018	4.10%	6,028
2006	11.498511	12.261864	6.64%	16,886
2005	11.188941	11.498511	2.77%	19,561
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.855456	22.316302	7.00%	35,739
2013	15.511833	20.855456	34.45%	45,953
2012	13.289460	15.511833	16.72%	55,856
2011	13.820663	13.289460	-3.84%	64,905
2010	12.915827	13.820663	7.01%	74,925
2009*	10.000000	12.915827	29.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.124221	1.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.289697	41.205435	7.61%	5,796
2013	29.261437	38.289697	30.85%	6,531
2012	25.327907	29.261437	15.53%	6,682
2011	26.424307	25.327907	-4.15%	7,781
2010	21.289110	26.424307	24.12%	10,374
2009	15.828437	21.289110	34.50%	10,578
2008	25.331025	15.828437	-37.51%	10,584
2007	23.947955	25.331025	5.78%	12,241
2006	22.157413	23.947955	8.08%	14,889
2005	20.096540	22.157413	10.25%	16,482
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.665034	10.489064	-1.65%	28,755
2013	10.843956	10.665034	-1.65%	33,290
2012	11.026379	10.843956	-1.65%	48,463
2011	11.210847	11.026379	-1.65%	49,567
2010	11.398912	11.210847	-1.65%	38,164
2009	11.585286	11.398912	-1.61%	44,350
2008	11.542601	11.585286	0.37%	123,563
2007	11.200509	11.542601	3.05%	34,302
2006	10.894355	11.200509	2.81%	28,280
2005	10.788773	10.894355	0.98%	24,678
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.045594	17.415410	2.17%	2,436
2013	17.528677	17.045594	-2.76%	2,343
2012	15.878371	17.528677	10.39%	2,172
2011	15.295503	15.878371	3.81%	2,645
2010	14.063112	15.295503	8.76%	2,456
2009	11.496194	14.063112	22.33%	2,508
2008	14.132859	11.496194	-18.66%	3,347
2007	13.735964	14.132859	2.89%	4,042
2006	13.321271	13.735964	3.11%	4,058
2005	13.255163	13.321271	0.50%	3,743
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.293580	17.810323	-2.64%	5,307
2013	15.326291	18.293580	19.36%	0
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
2009*	10.000000	13.428683	34.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.004606	-9.95%	311

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.216205	14.354615	8.61%	15,520
2013	9.973093	13.216205	32.52%	18,289
2012	8.715404	9.973093	14.43%	25,596
2011	9.126546	8.715404	-4.50%	26,012
2010	8.033533	9.126546	13.61%	29,785
2009	6.294094	8.033533	27.64%	13,933
2008*	10.000000	6.294094	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.864745	16.157176	8.69%	2,055
2013	11.159296	14.864745	33.21%	1,851
2012	9.631549	11.159296	15.86%	2,422
2011	10.399117	9.631549	-7.38%	2,320
2010*	10.000000	10.399117	3.99%	4,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.374602	13.417060	8.42%	0
2013	9.318191	12.374602	32.80%	0
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	1,255
2010	7.867363	8.723860	10.89%	2,138
2009	6.278351	7.867363	25.31%	2,161
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.086295	14.412852	2.32%	32,874
2013	10.308026	14.086295	36.65%	34,577
2012	9.121841	10.308026	13.00%	41,926
2011	9.684178	9.121841	-5.81%	46,133
2010	7.764221	9.684178	24.73%	56,677
2009	6.210174	7.764221	25.02%	63,048
2008*	10.000000	6.210174	-37.90%	805
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.800321	17.033591	15.09%	12,745
2013	11.091371	14.800321	33.44%	16,094
2012	9.693418	11.091371	14.42%	16,820
2011	10.089948	9.693418	-3.93%	17,791
2010	8.575528	10.089948	17.66%	17,965
2009	6.683090	8.575528	28.32%	21,631
2008*	10.000000	6.683090	-33.17%	1,982

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.804328	21.036305	1.12%	3,365
2013	14.660146	20.804328	41.91%	4,147
2012	13.140838	14.660146	11.56%	4,300
2011	13.448046	13.140838	-2.28%	5,191
2010	10.899692	13.448046	23.38%	6,914
2009	8.694850	10.899692	25.36%	7,802
2008	16.500572	8.694850	-47.31%	6,178
2007	15.288267	16.500572	7.93%	5,236
2006	15.061103	15.288267	1.51%	4,071
2005	14.166800	15.061103	6.31%	5,370
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	48.290989	50.829279	5.26%	5,937
2013	34.971850	48.290989	38.09%	6,904
2012	29.523646	34.971850	18.45%	7,330
2011	31.621378	29.523646	-6.63%	8,502
2010	25.395119	31.621378	24.52%	9,515
2009	20.458082	25.395119	24.13%	9,865
2008	30.659723	20.458082	-33.27%	9,236
2007	33.485668	30.659723	-8.44%	9,684
2006	29.026186	33.485668	15.36%	10,503
2005	28.631870	29.026186	1.38%	11,674
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	39.471739	39.136843	-0.85%	3,656
2013	28.482329	39.471739	38.58%	3,828
2012	25.074127	28.482329	13.59%	4,360
2011	26.994603	25.074127	-7.11%	5,136
2010	21.901665	26.994603	23.25%	6,353
2009	16.532129	21.901665	32.48%	7,047
2008	27.195852	16.532129	-39.21%	7,896
2007	27.077341	27.195852	0.44%	8,744
2006	24.572263	27.077341	10.19%	7,462
2005	22.243450	24.572263	10.47%	11,293
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	16.558718	18.263843	10.30%	9,209
2013	12.842232	16.558718	28.94%	9,814
2012	11.433035	12.842232	12.33%	10,574
2011	11.563297	11.433035	-1.13%	10,877
2010	10.363320	11.563297	11.58%	16,578
2009	8.356437	10.363320	24.02%	17,718
2008	14.538377	8.356437	-42.52%	18,448
2007	13.665574	14.538377	6.39%	19,751
2006	12.227790	13.665574	11.76%	15,975
2005	11.571236	12.227790	5.67%	16,814

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.120712	14.096552	26.76%	13,894
2013	10.973139	11.120712	1.34%	16,178
2012	9.636371	10.973139	13.87%	16,449
2011	9.199628	9.636371	4.75%	17,887
2010	7.185158	9.199628	28.04%	19,961
2009	5.583979	7.185158	28.67%	21,814
2008*	10.000000	5.583979	-44.16%	1,657
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.671121	12.979641	11.21%	441
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.420778	10.299452	-1.16%	1,552
2013	10.584447	10.420778	-1.55%	4,207
2012	10.396146	10.584447	1.81%	4,207
2011	10.434627	10.396146	-0.37%	4,693
2010	10.358995	10.434627	0.73%	4,693
2009	9.833644	10.358995	5.34%	5,330
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.539903	12.894319	2.83%	251
2013*	10.000000	12.539903	25.40%	251
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.128251	14.569816	-9.66%	1,548
2013	13.654891	16.128251	18.11%	1,593
2012	11.612565	13.654891	17.59%	2,149
2011	13.482517	11.612565	-13.87%	2,151
2010	12.890526	13.482517	4.59%	2,219
2009*	10.000000	12.890526	28.91%	1,986
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.292279	10.184191	-1.05%	5,589
2013	10.400788	10.292279	-1.04%	5,589
2012	10.110137	10.400788	2.87%	2,718
2011	10.249691	10.110137	-1.36%	3,567
2010	9.898494	10.249691	3.55%	3,447
2009	8.880976	9.898494	11.46%	2,457
2008	10.430732	8.880976	-14.86%	2,966
2007	10.123616	10.430732	3.03%	1,397
2006	9.877916	10.123616	2.49%	729
2005	9.900293	9.877916	-0.23%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.363206	17.669375	1.76%	0
2013	12.105706	17.363206	43.43%	0
2012	11.311461	12.105706	7.02%	0
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0
2009	8.184625	9.881167	20.73%	0
2008	13.749672	8.184625	-40.47%	0
2007	13.910027	13.749672	-1.15%	0
2006	13.437060	13.910027	3.52%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.340796	19.910873	8.56%	324
2013	13.552243	18.340796	35.33%	793
2012	12.416826	13.552243	9.14%	324
2011	13.025977	12.416826	-4.68%	324
2010	10.780466	13.025977	20.83%	324
2009	8.340289	10.780466	29.26%	0
2008	14.004101	8.340289	-40.44%	1,020
2007	13.232854	14.004101	5.83%	2,979
2006	11.832816	13.232854	11.83%	1,799
2005	11.258724	11.832816	5.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.292837	24.168341	13.50%	0
2013	16.687221	21.292837	27.60%	0
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
2009	9.998534	14.211338	42.13%	27,291
2008	18.660785	9.998534	-46.42%	30,198
2007	16.623444	18.660785	12.26%	31,648
2006	15.657105	16.623444	6.17%	32,242
2005	15.146727	15.657105	3.37%	37,080
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.164127	22.018866	4.04%	11,247
2013	15.824629	21.164127	33.74%	14,315
2012	13.818060	15.824629	14.52%	15,784
2011	13.897125	13.818060	-0.57%	16,347
2010	11.085415	13.897125	25.36%	17,715
2009	8.499807	11.085415	30.42%	22,893
2008	16.968927	8.499807	-49.91%	23,100
2007	16.227583	16.968927	4.57%	22,662
2006	16.025463	16.227583	1.26%	20,222
2005	14.505376	16.025463	10.48%	22,479

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.521645	17.627536	0.60%	9,922
2013	13.994104	17.521645	25.21%	4,101
2012	11.734129	13.994104	19.26%	4,399
2011	13.009145	11.734129	-9.80%	4,956
2010	11.406210	13.009145	14.05%	7,957
2009	8.297510	11.406210	37.47%	8,227
2008	14.105944	8.297510	-41.18%	10,425
2007	13.491361	14.105944	4.56%	10,716
2006	11.655041	13.491361	15.76%	10,726
2005	10.366717	11.655041	12.43%	12,856
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.378158	21.098313	8.88%	15,199
2013	14.952247	19.378158	29.60%	17,496
2012	13.008854	14.952247	14.94%	21,191
2011	13.228552	13.008854	-1.66%	23,712
2010	11.584325	13.228552	14.19%	25,083
2009	9.181622	11.584325	26.17%	27,824
2008	15.173013	9.181622	-39.49%	31,478
2007	14.775327	15.173013	2.69%	32,310
2006	13.060178	14.775327	13.13%	30,703
2005	12.529835	13.060178	4.23%	33,344
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.032932	16.549254	10.09%	765
2013	10.839177	15.032932	38.69%	310
2012	9.341222	10.839177	16.04%	310
2011	9.712507	9.341222	-3.82%	310
2010	8.002283	9.712507	21.37%	310
2009	5.930641	8.002283	34.93%	628
2008	9.699671	5.930641	-38.86%	1,360
2007	9.984100	9.699671	-2.85%	1,368
2006*	10.000000	9.984100	-0.16%	1,014
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	275
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.677822	-3.22%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.829924	11.669747	-1.35%	49
2013	12.873813	11.829924	-8.11%	49
2012	12.439490	12.873813	3.49%	49
2011	11.665801	12.439490	6.63%	640
2010	10.845085	11.665801	7.57%	49
2009*	10.000000	10.845085	8.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.457181	11.352455	-0.91%	2,017
2013	11.676512	11.457181	-1.88%	2,036
2012	11.227334	11.676512	4.00%	2,048
2011	11.301282	11.227334	-0.65%	2,067
2010	10.924366	11.301282	3.45%	3,396
2009*	10.000000	10.924366	9.24%	2,027
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.059017	13.240569	1.39%	0
2013	14.626255	13.059017	-10.72%	0
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
2009	10.060713	11.710042	16.39%	0
2008	11.002360	10.060713	-8.56%	0
2007	10.111504	11.002360	8.81%	0
2006*	10.000000	10.111504	1.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.411394	14.778952	2.55%	0
2013	14.945446	14.411394	-3.57%	0
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
2009	11.411096	12.797194	12.15%	0
2008	11.076538	11.411096	3.02%	0
2007	10.357811	11.076538	6.94%	0
2006*	10.000000	10.357811	3.58%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.353544	10.607078	2.45%	4,852
2013	10.747901	10.353544	-3.67%	5,905
2012	9.980493	10.747901	7.69%	2,827
2011*	10.000000	9.980493	-0.20%	2,373

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.550178	12.849680	-5.17%	0
2013	11.387583	13.550178	18.99%	0
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
2009	6.265097	9.738231	55.44%	0
2008	11.229482	6.265097	-44.21%	0
2007	10.982090	11.229482	2.25%	0
2006*	10.000000	10.982090	9.82%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.781571	28.111261	29.06%	1,776
2013	14.714212	21.781571	48.03%	630
2012	11.421095	14.714212	28.83%	188
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.850643	12.570645	6.08%	1,071
2013	12.087773	11.850643	-1.96%	364
2012	11.230833	12.087773	7.63%	364
2011	10.808313	11.230833	3.91%	364
2010	10.256771	10.808313	5.38%	364
2009	9.511461	10.256771	7.84%	749
2008	10.770119	9.511461	-11.69%	1,811
2007	10.385438	10.770119	3.70%	1,352
2006*	10.000000	10.385438	3.85%	559
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	40.108324	40.601309	1.23%	1,377
2013	44.691789	40.108324	-10.26%	1,386
2012	38.523903	44.691789	16.01%	1,394
2011	36.594804	38.523903	5.27%	1,397
2010	33.904538	36.594804	7.93%	1,449
2009	26.475117	33.904538	28.06%	1,484
2008	31.661206	26.475117	-16.38%	1,587
2007	30.221133	31.661206	4.77%	1,572
2006	27.729876	30.221133	8.98%	1,599
2005	25.116712	27.729876	10.40%	1,810

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.857956	15.932340	0.47%	0
2013	13.906359	15.857956	14.03%	0
2012	12.420615	13.906359	11.96%	0
2011	13.110918	12.420615	-5.27%	0
2010	12.613792	13.110918	3.94%	0
2009	9.677380	12.613792	30.34%	0
2008	17.769989	9.677380	-45.54%	0
2007	15.768974	17.769989	12.69%	0
2006	12.812473	15.768974	23.08%	0
2005	11.728602	12.812473	9.24%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	55.193348	54.057269	-2.06%	288
2013	50.097390	55.193348	10.17%	338
2012	39.242213	50.097390	27.66%	403
2011	53.728614	39.242213	-26.96%	136
2010	43.069151	53.728614	24.75%	136
2009	20.541986	43.069151	109.66%	217
2008	59.306449	20.541986	-65.36%	295
2007	43.822423	59.306449	35.33%	686
2006	31.941114	43.822423	37.20%	316
2005	24.602994	31.941114	29.83%	349
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	46.797274	37.231921	-20.44%	396
2013	43.047760	46.797274	8.71%	402
2012	42.338165	43.047760	1.68%	408
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
2009	26.163298	40.536170	54.94%	0
2008	49.379822	26.163298	-47.02%	0
2007	34.544385	49.379822	42.95%	0
2006	28.212403	34.544385	22.44%	0
2005	18.911846	28.212403	49.18%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.632390	16.942580	8.38%	834
2013	11.867938	15.632390	31.72%	834
2012	10.378054	11.867938	14.36%	834
2011	11.325020	10.378054	-8.36%	834
2010	10.249634	11.325020	10.49%	834
2009	8.202012	10.249634	24.96%	834
2008	13.422531	8.202012	-38.89%	834
2007	12.413523	13.422531	8.13%	834
2006	11.102283	12.413523	11.81%	834
2005	10.380113	11.102283	6.96%	821
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.942312	23.105049	-3.50%	58
2013	16.204260	23.942312	47.75%	58
2012	15.274494	16.204260	6.09%	58
2011	16.278538	15.274494	-6.17%	58
2010	13.055981	16.278538	24.68%	58
2009*	10.000000	13.055981	30.56%	103

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.490673	26.228027	7.09%	165
2013	18.101473	24.490673	35.30%	146
2012	15.544324	18.101473	16.45%	0
2011	17.304699	15.544324	-10.17%	1,501
2010	13.906134	17.304699	24.44%	2,940
2009	9.916493	13.906134	40.23%	3,048
2008	15.701038	9.916493	-36.84%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.869199	13.067853	1.54%	214
2013	14.304737	12.869199	-10.04%	229
2012	13.551810	14.304737	5.56%	713
2011	12.336573	13.551810	9.85%	1,397
2010	11.938727	12.336573	3.33%	1,666
2009	11.019566	11.938727	8.34%	2,619
2008	11.391105	11.019566	-3.26%	3,548
2007	10.584296	11.391105	7.62%	561
2006	10.598601	10.584296	-0.13%	342
2005	10.615502	10.598601	-0.16%	359
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	14.351957	15.871985	10.59%	4,394
2013	10.749429	14.351957	33.51%	698
2012	9.530529	10.749429	12.79%	9,443
2011	9.402390	9.530529	1.36%	928
2010	8.379453	9.402390	12.21%	935
2009	7.218139	8.379453	16.09%	1,172
2008	11.225835	7.218139	-35.70%	2,953
2007	11.428768	11.225835	-1.78%	2,717
2006	9.929177	11.428768	15.10%	4,505
2005	9.653346	9.929177	2.86%	4,745
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	14.743615	13.694840	-7.11%	0
2013	12.252580	14.743615	20.33%	0
2012	10.287859	12.252580	19.10%	0
2011	11.898375	10.287859	-13.54%	0
2010	10.683757	11.898375	11.37%	0
2009	8.125088	10.683757	31.49%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.835209	19.266913	14.44%	0
2013	13.162337	16.835209	27.90%	1,208
2012	11.510986	13.162337	14.35%	0
2011	11.791438	11.510986	-2.38%	2,076
2010	10.058556	11.791438	17.23%	1,139
2009	7.874490	10.058556	27.74%	754
2008	10.589059	7.874490	-25.64%	6,573
2007	11.027429	10.589059	-3.98%	0
2006*	10.000000	11.027429	10.27%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	21.280119	23.654537	11.16%	0
2013	16.433997	21.280119	29.49%	0
2012	14.591976	16.433997	12.62%	0
2011	14.694748	14.591976	-0.70%	0
2010	13.179603	14.694748	11.50%	0
2009	11.185668	13.179603	17.83%	12,874
2008	15.540625	11.185668	-28.02%	20,597
2007	16.667321	15.540625	-6.76%	18,991
2006	14.289251	16.667321	16.64%	23,677
2005	13.839011	14.289251	3.25%	21,358
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.959326	14.989140	0.20%	2,308
2013	13.300593	14.959326	12.47%	2,342
2012	12.304760	13.300593	8.09%	2,621
2011	12.989971	12.304760	-5.27%	2,558
2010	12.039340	12.989971	7.90%	8,325
2009*	10.000000	12.039340	20.39%	8,411
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	22.893519	23.656880	3.33%	102
2013	16.550657	22.893519	38.32%	188
2012	14.547509	16.550657	13.77%	402
2011	14.715765	14.547509	-1.14%	2,222
2010	11.897305	14.715765	23.69%	2,222
2009	9.680413	11.897305	22.90%	2,148
2008	14.254844	9.680413	-32.09%	2,140
2007	14.598370	14.254844	-2.35%	1,970
2006	12.979641	14.598370	12.47%	1,870
2005	12.312807	12.979641	5.42%	2,520

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	11.398795	12.712407	11.52%	1,295
2013	8.631440	11.398795	32.06%	1,437
2012	7.841992	8.631440	10.07%	1,862
2011	7.906074	7.841992	-0.81%	2,180
2010	7.004877	7.906074	12.87%	2,219
2009	5.327622	7.004877	31.48%	3,292
2008	8.265192	5.327622	-35.54%	3,447
2007	7.801519	8.265192	5.94%	3,870
2006	7.267419	7.801519	7.35%	4,313
2005	7.134773	7.267419	1.86%	4,357
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	13.476043	15.025305	11.50%	20,284
2013	10.383420	13.476043	29.78%	23,403
2012	9.127006	10.383420	13.77%	24,907
2011	9.113400	9.127006	0.15%	30,124
2010	8.072997	9.113400	12.89%	42,339
2009	6.500695	8.072997	24.19%	45,497
2008	10.521014	6.500695	-38.21%	51,849
2007	10.169522	10.521014	3.46%	44,659
2006	8.956764	10.169522	13.54%	42,951
2005	8.702901	8.956764	2.92%	55,134
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.465897	15.370610	6.25%	4,739
2013	12.151577	14.465897	19.05%	6,398
2012	11.194577	12.151577	8.55%	13,453
2011	10.446304	11.194577	7.16%	6,599
2010	9.215280	10.446304	13.36%	7,177
2009	7.649085	9.215280	20.48%	7,859
2008	11.045665	7.649085	-30.75%	7,813
2007	10.489561	11.045665	5.30%	5,062
2006	9.160955	10.489561	14.50%	4,661
2005	8.928061	9.160955	2.61%	5,394
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	16.247565	14.482781	-10.86%	0
2013	13.438418	16.247565	20.90%	0
2012	12.134405	13.438418	10.75%	0
2011	15.142476	12.134405	-19.87%	0
2010	14.747169	15.142476	2.68%	0
2009	11.454393	14.747169	28.75%	0
2008	18.591343	11.454393	-38.39%	0
2007	18.160316	18.591343	2.37%	0
2006	15.068366	18.160316	20.52%	0
2005	13.699354	15.068366	9.99%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.984606	15.963347	-0.13%	0
2013	10.946474	15.984606	46.03%	0
2012	9.236792	10.946474	18.51%	0
2011	10.906378	9.236792	-15.31%	0
2010	8.459651	10.906378	28.92%	0
2009	6.828114	8.459651	23.89%	0
2008	11.130873	6.828114	-38.66%	0
2007	12.732697	11.130873	-12.58%	0
2006	12.481750	12.732697	2.01%	0
2005	12.000799	12.481750	4.01%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.884955	-1.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.575449	16.911708	2.03%	12,149
2013	16.689388	16.575449	-0.68%	9,458
2012	15.474309	16.689388	7.85%	8,800
2011	15.391419	15.474309	0.54%	8,944
2010	14.430333	15.391419	6.66%	11,463
2009	12.188974	14.430333	18.39%	11,732
2008	13.374489	12.188974	-8.86%	12,025
2007	12.911892	13.374489	3.58%	13,341
2006	12.610701	12.911892	2.39%	19,368
2005	12.663894	12.610701	-0.42%	27,352
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.377362	13.721899	2.58%	140
2013	12.001362	13.377362	11.47%	199
2012	10.931955	12.001362	9.78%	0
2011	11.152294	10.931955	-1.98%	0
2010	10.063301	11.152294	10.82%	0
2009	8.245737	10.063301	22.04%	0
2008	11.196038	8.245737	-26.35%	0
2007	10.484257	11.196038	6.79%	0
2006*	10.000000	10.484257	4.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.215338	13.596588	2.88%	0
2013	11.594022	13.215338	13.98%	0
2012	10.420710	11.594022	11.26%	0
2011	10.721144	10.420710	-2.80%	0
2010	9.523576	10.721144	12.57%	0
2009	7.523329	9.523576	26.59%	0
2008	11.374367	7.523329	-33.86%	0
2007	10.504183	11.374367	8.28%	0
2006*	10.000000	10.504183	5.04%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.374945	13.786711	3.08%	0
2013	11.198787	13.374945	19.43%	0
2012	9.865492	11.198787	13.51%	0
2011	10.313841	9.865492	-4.35%	0
2010	9.044919	10.313841	14.03%	0
2009	7.002297	9.044919	29.17%	52
2008	11.503856	7.002297	-39.13%	28
2007	10.524279	11.503856	9.31%	16
2006*	10.000000	10.524279	5.24%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	20.175331	22.175887	9.92%	0
2013	15.649850	20.175331	28.92%	0
2012	13.688707	15.649850	14.33%	0
2011	14.302108	13.688707	-4.29%	0
2010	12.423730	14.302108	15.12%	0
2009	9.316033	12.423730	33.36%	20,789
2008	16.515303	9.316033	-43.59%	32,477
2007	14.298951	16.515303	15.50%	23,783
2006	13.034847	14.298951	9.70%	25,518
2005	11.347721	13.034847	14.87%	33,915
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.936097	10.235156	-14.25%	0
2013	9.780820	11.936097	22.04%	0
2012	9.500586	9.780820	2.95%	287
2011	10.194669	9.500586	-6.81%	6,795
2010	8.703507	10.194669	17.13%	6,639
2009	5.999758	8.703507	45.06%	6,111
2008	13.386940	5.999758	-55.18%	1,457
2007	9.351449	13.386940	43.15%	534
2006*	10.000000	9.351449	-6.49%	431
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.141836	16.171429	6.80%	11,439
2013	12.032916	15.141836	25.84%	13,017
2012	10.446041	12.032916	15.19%	19,646
2011	10.535840	10.446041	-0.85%	22,562
2010	9.312785	10.535840	13.13%	26,627
2009	7.285831	9.312785	27.82%	19,415
2008	12.936709	7.285831	-43.68%	31,786
2007	12.977703	12.936709	-0.32%	24,126
2006	10.993905	12.977703	18.04%	39,676
2005	10.574610	10.993905	3.97%	49,084

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	11.453989	12.622002	10.20%	0
2013	8.457071	11.453989	35.44%	0
2012	7.201936	8.457071	17.43%	0
2011	7.169893	7.201936	0.45%	0
2010	5.898522	7.169893	21.55%	0
2009	4.117850	5.898522	43.24%	5,522
2008	9.322042	4.117850	-55.83%	4,979
2007	7.707977	9.322042	20.94%	800
2006	7.446189	7.707977	3.52%	845
2005	6.957979	7.446189	7.02%	854
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.728212	13.911694	9.30%	13,075
2013	9.506510	12.728212	33.89%	11,152
2012	8.443178	9.506510	12.59%	12,551
2011	8.576777	8.443178	-1.56%	19,655
2010	7.033050	8.576777	21.95%	23,247
2009	5.583142	7.033050	25.97%	30,493
2008	10.764399	5.583142	-48.13%	29,337
2007	8.632044	10.764399	24.70%	33,796
2006	8.227083	8.632044	4.92%	32,574
2005	7.919648	8.227083	3.88%	34,508
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.466297	13.379613	-0.64%	362
2013	12.939146	13.466297	4.07%	362
2012	11.527067	12.939146	12.25%	362
2011	11.282982	11.527067	2.16%	362
2010	10.087208	11.282982	11.85%	7,203
2009	7.137243	10.087208	41.33%	10,978
2008	9.689202	7.137243	-26.34%	14,686
2007	9.602576	9.689202	0.90%	16,411
2006	8.786070	9.602576	9.29%	8,665
2005	8.717634	8.786070	0.79%	10,902
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.192094	13.714017	3.96%	391
2013	13.678721	13.192094	-3.56%	392
2012	13.156851	13.678721	3.97%	393
2011	12.483852	13.156851	5.39%	394
2010	11.794012	12.483852	5.85%	2,035
2009	10.372212	11.794012	13.71%	4,367
2008	10.916785	10.372212	-4.99%	2,520
2007	10.657751	10.916785	2.43%	4,364
2006	10.394591	10.657751	2.53%	4,506
2005	10.358379	10.394591	0.35%	86

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.298100	15.969821	4.39%	0
2013	11.437780	15.298100	33.75%	0
2012	10.140302	11.437780	12.80%	337
2011	11.553557	10.140302	-12.23%	2,576
2010	9.132006	11.553557	26.52%	2,685
2009	6.634926	9.132006	37.64%	1,130
2008	11.158385	6.634926	-40.54%	7,926
2007	9.830032	11.158385	13.51%	0
2006*	10.000000	9.830032	-1.70%	1,195
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.522042	13.110149	-9.72%	0
2013	11.331040	14.522042	28.16%	0
2012	9.563041	11.331040	18.49%	0
2011	11.753048	9.563041	-18.63%	36
2010	10.581339	11.753048	11.07%	91
2009	8.513548	10.581339	24.29%	91
2008	15.429063	8.513548	-44.82%	91
2007	13.392845	15.429063	15.20%	4,915
2006	11.550783	13.392845	15.95%	5,431
2005	9.876226	11.550783	16.96%	5,669
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.434843	21.431765	4.88%	410
2013	15.936247	20.434843	28.23%	1,396
2012	12.755538	15.936247	24.94%	150
2011	14.235332	12.755538	-10.40%	150
2010	11.451772	14.235332	24.31%	533
2009	7.401564	11.451772	54.72%	1,316
2008	15.422507	7.401564	-52.01%	250
2007	14.858647	15.422507	3.79%	220
2006	13.007946	14.858647	14.23%	177
2005	12.902636	13.007946	0.82%	197
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	4,745
2009	6.580310	8.425280	28.04%	4,920
2008*	10.000000	6.580310	-34.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.411563	14.820474	2.84%	1,363
2013	12.866930	14.411563	12.00%	1,111
2012	11.619776	12.866930	10.73%	1,239
2011	11.545028	11.619776	0.65%	5,483
2010	10.423613	11.545028	10.76%	5,989
2009	7.820175	10.423613	33.29%	6,614
2008	11.309545	7.820175	-30.85%	3,063
2007	11.089575	11.309545	1.98%	2,317
2006*	10.000000	11.089575	10.90%	1,954
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.099867	14.927871	-1.14%	449
2013	11.275001	15.099867	33.92%	405
2012	9.688855	11.275001	16.37%	208
2011	10.241189	9.688855	-5.39%	208
2010	8.125063	10.241189	26.04%	209
2009	6.399697	8.125063	26.96%	386
2008	9.719744	6.399697	-34.16%	345
2007	10.129883	9.719744	-4.05%	350
2006*	10.000000	10.129883	1.30%	456
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.321326	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.602964	16.295779	-12.40%	0
2013	15.351649	18.602964	21.18%	0
2012	13.168820	15.351649	16.58%	0
2011	14.958630	13.168820	-11.97%	0
2010	14.002395	14.958630	6.83%	0
2009	10.371611	14.002395	35.01%	0
2008	17.654595	10.371611	-41.25%	0
2007	15.512350	17.654595	13.81%	0
2006	12.966422	15.512350	19.63%	0
2005	11.939228	12.966422	8.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.634856	-13.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.970295	-0.30%	2,663
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.177624	11.537438	3.22%	0
2013	9.532507	11.177624	17.26%	0
2012	8.319211	9.532507	14.58%	0
2011	10.051641	8.319211	-17.24%	0
2010	8.838615	10.051641	13.72%	0
2009	7.509811	8.838615	17.69%	0
2008	12.399593	7.509811	-39.44%	0
2007	11.585790	12.399593	7.02%	0
2006*	10.000000	11.585790	15.86%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.696216	14.109019	11.13%	0
2013	9.895548	12.696216	28.30%	0
2012	8.694161	9.895548	13.82%	0
2011	9.244179	8.694161	-5.95%	0
2010	7.573146	9.244179	22.07%	0
2009	5.351473	7.573146	41.52%	0
2008	9.068451	5.351473	-40.99%	0
2007	10.300493	9.068451	-11.96%	0
2006*	10.000000	10.300493	3.00%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.622699	14.289737	4.90%	0
2013	12.121238	13.622699	12.39%	0
2012	10.885050	12.121238	11.36%	0
2011	11.000962	10.885050	-1.05%	0
2010	10.122027	11.000962	8.68%	0
2009	8.196404	10.122027	23.49%	0
2008	11.453641	8.196404	-28.44%	0
2007	10.989268	11.453641	4.23%	0
2006*	10.000000	10.989268	9.89%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.573167	15.415765	5.78%	0
2013	11.128898	14.573167	30.95%	0
2012	9.802126	11.128898	13.54%	0
2011	10.424398	9.802126	-5.97%	0
2010	9.093641	10.424398	14.63%	0
2009	6.955083	9.093641	30.75%	0
2008	11.491278	6.955083	-39.48%	0
2007	11.370941	11.491278	1.06%	0
2006*	10.000000	11.370941	13.71%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.452624	16.579466	0.77%	0
2013	15.586476	16.452624	5.56%	0
2012	13.804297	15.586476	12.91%	0
2011	14.047643	13.804297	-1.73%	0
2010	12.380040	14.047643	13.47%	0
2009	7.290244	12.380040	69.82%	0
2008	10.591822	7.290244	-31.17%	0
2007	10.556864	10.591822	0.33%	0
2006*	10.000000	10.556864	5.57%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.191875	18.604966	-3.06%	0
2013	14.272277	19.191875	34.47%	0
2012	12.149533	14.272277	17.47%	0
2011	12.956311	12.149533	-6.23%	0
2010	10.813656	12.956311	19.81%	0
2009	7.054746	10.813656	53.28%	0
2008	11.686114	7.054746	-39.63%	0
2007	10.783799	11.686114	8.37%	0
2006*	10.000000	10.783799	7.84%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.981743	16.845460	-0.80%	0
2013	12.957420	16.981743	31.06%	0
2012	11.255230	12.957420	15.12%	0
2011	12.377138	11.255230	-9.06%	0
2010	10.688598	12.377138	15.80%	0
2009	7.554828	10.688598	41.48%	0
2008	10.743839	7.554828	-29.68%	0
2007	10.731108	10.743839	0.12%	0
2006*	10.000000	10.731108	7.31%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.879092	14.843919	6.95%	0
2013	9.989544	13.879092	38.94%	0
2012	9.110040	9.989544	9.65%	0
2011	9.452467	9.110040	-3.62%	0
2010	7.391211	9.452467	27.89%	0
2009	5.561614	7.391211	32.90%	0
2008	10.720935	5.561614	-48.12%	0
2007	10.328539	10.720935	3.80%	0
2006*	10.000000	10.328539	3.29%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.947479	13.533900	13.28%	0
2013	9.475053	11.947479	26.09%	0
2012	8.706427	9.475053	8.83%	0
2011	9.256731	8.706427	-5.94%	0
2010	8.072754	9.256731	14.67%	0
2009	6.161656	8.072754	31.02%	0
2008	9.961017	6.161656	-38.14%	0
2007	10.801955	9.961017	-7.79%	0
2006*	10.000000	10.801955	8.02%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.136149	11.132077	-8.27%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.177120	16.536568	-3.73%	0
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.276121	14.151836	6.60%	0
2013	9.637427	13.276121	37.76%	0
2012*	10.000000	9.637427	-3.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.702180	16.696082	6.33%	0
2013	11.426405	15.702180	37.42%	0
2012	10.251100	11.426405	11.47%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	17.773104	18.894173	6.31%	0
2013	13.988756	17.773104	27.05%	0
2012	12.496475	13.988756	11.94%	0
2011	12.720187	12.496475	-1.76%	0
2010	11.811413	12.720187	7.69%	0
2009	9.365459	11.811413	26.12%	0
2008	13.638604	9.365459	-31.33%	0
2007	12.834065	13.638604	6.27%	0
2006	11.186877	12.834065	14.72%	0
2005	10.805742	11.186877	3.53%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.393537	13.283512	7.18%	2,972
2013	10.071477	12.393537	23.06%	3,260
2012	9.101440	10.071477	10.66%	0
2011*	10.000000	9.101440	-8.99%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.909881	21.068321	17.64%	0
2013	12.963694	17.909881	38.15%	0
2012	10.908621	12.963694	18.84%	0
2011	10.675244	10.908621	2.19%	0
2010	10.313864	10.675244	3.50%	0
2009	8.217921	10.313864	25.50%	0
2008	11.712227	8.217921	-29.83%	0
2007	10.652960	11.712227	9.94%	0
2006*	10.000000	10.652960	6.53%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.218211	12.639808	12.67%	0
2013	11.110774	11.218211	0.97%	0
2012	8.822432	11.110774	25.94%	0
2011	9.599554	8.822432	-8.10%	0
2010	8.310048	9.599554	15.52%	0
2009	6.427408	8.310048	29.29%	0
2008	11.812979	6.427408	-45.59%	0
2007	12.723212	11.812979	-7.15%	0
2006*	10.000000	12.723212	27.23%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	21.911679	21.610532	-1.37%	0
2013	18.729398	21.911679	16.99%	0
2012	16.492365	18.729398	13.56%	0
2011	17.989858	16.492365	-8.32%	0
2010	16.214951	17.989858	10.95%	0
2009	12.196853	16.214951	32.94%	0
2008	20.812149	12.196853	-41.40%	0
2007	18.457158	20.812149	12.76%	0
2006	14.641528	18.457158	26.06%	0
2005	12.629688	14.641528	15.93%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.541964	12.842801	2.40%	226
2013	9.931779	12.541964	26.28%	190
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.043688	13.808159	5.86%	0
2013	9.713629	13.043688	34.28%	0
2012*	10.000000	9.713629	-2.86%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.281351	27.267962	-6.88%	884
2013	23.804924	29.281351	23.01%	1,160
2012	20.320791	23.804924	17.15%	1,495
2011	22.276829	20.320791	-8.78%	3,388
2010	20.852791	22.276829	6.83%	1,037
2009*	10.000000	20.852791	22.92%	1,037

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.160569	24.202213	0.17%	2,728
2013	22.242962	24.160569	8.62%	1,932
2012	19.073074	22.242962	16.62%	4,528
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.764143	23.077743	6.04%	0
2013	17.039202	21.764143	27.73%	0
2012	15.264667	17.039202	11.63%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.253273	14.131154	6.62%	10,906
2013	10.300857	13.253273	28.66%	11,373
2012	8.460768	10.300857	21.75%	13,871
2011	9.248831	8.460768	-8.52%	15,805
2010	8.836160	9.248831	4.67%	23,892
2009	6.156160	8.836160	43.53%	23,353
2008	11.245915	6.156160	-45.26%	19,492
2007	8.373693	11.245915	34.30%	18,165
2006	7.806451	8.373693	7.27%	16,008
2005	7.055157	7.806451	10.65%	17,330
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.668337	7.167719	7.49%	28
2013	5.010391	6.668337	33.09%	29
2012	4.278021	5.010391	17.12%	1,161
2011	4.764356	4.278021	-10.21%	1,057
2010	3.896141	4.764356	22.28%	1,109
2009	2.526192	3.896141	54.23%	1,109
2008	4.586938	2.526192	-44.93%	1,253
2007	3.834638	4.586938	19.62%	1,434
2006	3.617587	3.834638	6.00%	803
2005	3.298923	3.617587	9.66%	803
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.709506	11.845523	-13.60%	2,796
2013	12.203674	13.709506	12.34%	2,939
2012	10.969394	12.203674	11.25%	3,476
2011	16.492218	10.969394	-33.49%	1,274
2010	13.419831	16.492218	22.89%	1,274
2009	7.623666	13.419831	76.03%	1,274
2008	16.235545	7.623666	-53.04%	1,415
2007	12.902589	16.235545	25.83%	1,405
2006	8.951137	12.902589	44.14%	147
2005	6.901163	8.951137	29.70%	387

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.624419	24.468141	13.15%	1,083
2013	16.627377	21.624419	30.05%	1,144
2012	14.052191	16.627377	18.33%	2,819
2011	13.992337	14.052191	0.43%	0
2010	11.529869	13.992337	21.36%	0
2009	9.257720	11.529869	24.54%	1,194
2008	14.100585	9.257720	-34.35%	1,251
2007	14.002214	14.100585	0.70%	1,316
2006	12.190722	14.002214	14.86%	874
2005	11.354868	12.190722	7.36%	3,268
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.427617	-5.72%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.726759	19.756688	-9.07%	184
2013	15.651126	21.726759	38.82%	138
2012	13.170138	15.651126	18.84%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.476386	21.098579	8.33%	399
2013	14.611837	19.476386	33.29%	400
2012	12.827754	14.611837	13.91%	401
2011	13.110285	12.827754	-2.16%	1,638
2010	11.991826	13.110285	9.33%	1,701
2009	9.962500	11.991826	20.37%	1,592
2008	15.069070	9.962500	-33.89%	5,667
2007	14.249058	15.069070	5.75%	0
2006	12.028264	14.249058	18.46%	177
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.800315	14.713506	-0.59%	4,033
2013	11.796298	14.800315	25.47%	1,357
2012	10.351608	11.796298	13.96%	3,985
2011	10.720815	10.351608	-3.44%	4,428
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.991566	8.745742	9.44%	1,845
2013	6.266153	7.991566	27.54%	2,103
2012	5.590835	6.266153	12.08%	2,364
2011	5.726869	5.590835	-2.38%	2,790
2010	4.885505	5.726869	17.22%	3,270
2009	3.723622	4.885505	31.20%	3,739
2008	6.180327	3.723622	-39.75%	0
2007	5.259774	6.180327	17.50%	524
2006	5.039656	5.259774	4.37%	854
2005	4.813650	5.039656	4.70%	854

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.031721	22.274419	11.20%	7,619
2013	15.449717	20.031721	29.66%	8,754
2012	13.707619	15.449717	12.71%	8,193
2011	13.854600	13.707619	-1.06%	10,225
2010	12.421582	13.854600	11.54%	15,593
2009*	10.000000	12.421582	24.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.733446	14.173682	3.21%	205
2013	11.332197	13.733446	21.19%	1,677
2012	9.962813	11.332197	13.74%	8,256
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	1,128
2009	7.516796	9.119112	21.32%	1,128
2008	10.889310	7.516796	-30.97%	1,128
2007	10.437649	10.889310	4.33%	813
2006*	10.000000	10.437649	4.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	834
2009	9.344260	10.301441	10.24%	445
2008	10.547109	9.344260	-11.40%	445
2007	10.419772	10.547109	1.22%	0
2006*	10.000000	10.419772	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.975661	14.991293	0.10%	242
2013	11.842648	14.975661	26.46%	199
2012	9.868315	11.842648	20.01%	0
2011	11.069150	9.868315	-10.85%	0
2010	10.117159	11.069150	9.41%	0
2009	7.268248	10.117159	39.20%	0
2008	12.049870	7.268248	-39.68%	146
2007	10.719544	12.049870	12.41%	165
2006*	10.000000	10.719544	7.20%	103
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.495092	14.335786	6.23%	252
2013	10.592016	13.495092	27.41%	221
2012	9.178394	10.592016	15.40%	209
2011	9.796069	9.178394	-6.31%	209
2010	8.431393	9.796069	16.19%	4,747
2009	6.180334	8.431393	36.42%	5,128
2008	11.270518	6.180334	-45.16%	364
2007	10.247234	11.270518	9.99%	335
2006*	10.000000	10.247234	2.47%	107

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
2007*	10.000000	9.779553	-2.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.887929	18.032280	0.81%	398
2013	16.995311	17.887929	5.25%	304
2012	15.092896	16.995311	12.60%	325
2011	14.788691	15.092896	2.06%	2,251
2010	13.295414	14.788691	11.23%	2,348
2009	9.263916	13.295414	43.52%	3,897
2008	13.087309	9.263916	-29.21%	4,035
2007	12.910184	13.087309	1.37%	3,284
2006	11.873788	12.910184	8.73%	9,510
2005	11.797727	11.873788	0.64%	10,201
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	13.381451	14.359950	7.31%	2,393
2013	10.035926	13.381451	33.34%	4,047
2012	8.618507	10.035926	16.45%	2,550
2011	8.975974	8.618507	-3.98%	9,909
2010	7.887116	8.975974	13.81%	5,899
2009	6.241606	7.887116	26.36%	8,802
2008	10.077576	6.241606	-38.06%	9,439
2007	10.485261	10.077576	-3.89%	13,086
2006	9.202382	10.485261	13.94%	15,446
2005	8.979694	9.202382	2.48%	13,814
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.360222	12.951943	4.79%	2,106
2013	8.742790	12.360222	41.38%	2,117
2012	7.605763	8.742790	14.95%	2,418
2011	8.754195	7.605763	-13.12%	2,347
2010	7.703242	8.754195	13.64%	5,434
2009	5.123186	7.703242	50.36%	4,773
2008*	10.000000	5.123186	-48.77%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.651492	14.842251	8.72%	564
2013	10.007801	13.651492	36.41%	565
2012	9.131281	10.007801	9.60%	566
2011	9.593953	9.131281	-4.82%	567
2010	7.897457	9.593953	21.48%	568
2009	6.107929	7.897457	29.30%	599
2008*	10.000000	6.107929	-38.92%	694

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
2009	9.045270	10.049218	11.10%	0
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.143433	12.482534	2.79%	0
2013	10.486339	12.143433	15.80%	0
2012	9.493730	10.486339	10.46%	0
2011	9.888232	9.493730	-3.99%	0
2010	9.032136	9.888232	9.48%	0
2009	7.534670	9.032136	19.87%	0
2008*	10.000000	7.534670	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	2,463
2010	9.574869	10.262408	7.18%	2,088
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.840976	12.228109	3.27%	14
2013	12.280514	11.840976	-3.58%	234
2012	11.594400	12.280514	5.92%	560
2011	11.064660	11.594400	4.79%	17
2010	10.514058	11.064660	5.24%	1,038
2009	9.832166	10.514058	6.94%	1,041
2008*	10.000000	9.832166	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.619991	13.011044	3.10%	0
2013	13.106782	12.619991	-3.71%	0
2012	12.447959	13.106782	5.29%	0
2011	11.940533	12.447959	4.25%	151
2010	11.235352	11.940533	6.28%	1,019
2009	9.816183	11.235352	14.46%	1,217
2008*	10.000000	9.816183	-1.84%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.592731	20.056786	-7.11%	284
2013	21.803596	21.592731	-0.97%	0
2012	18.923357	21.803596	15.22%	0
2011	24.798986	18.923357	-23.69%	66
2010	21.714927	24.798986	14.20%	66
2009	13.526313	21.714927	60.54%	66
2008	32.579671	13.526313	-58.48%	66
2007	22.768148	32.579671	43.09%	0
2006	16.940420	22.768148	34.40%	0
2005	12.992081	16.940420	30.39%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.187452	15.611402	2.79%	10,100
2013	16.103195	15.187452	-5.69%	10,390
2012	15.896446	16.103195	1.30%	9,297
2011	15.076750	15.896446	5.44%	9,977
2010	14.637532	15.076750	3.00%	8,370
2009	14.500804	14.637532	0.94%	11,363
2008	13.694396	14.500804	5.89%	21,915
2007	13.001762	13.694396	5.33%	24,824
2006	12.798374	13.001762	1.59%	27,487
2005	12.607632	12.798374	1.51%	26,074
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.259310	12.975433	-2.14%	266
2013	11.447193	13.259310	15.83%	0
2012	10.073349	11.447193	13.64%	0
2011	11.356188	10.073349	-11.30%	0
2010	10.197126	11.356188	11.37%	0
2009	7.996675	10.197126	27.52%	0
2008	15.081031	7.996675	-46.98%	0
2007	12.067387	15.081031	24.97%	0
2006	9.232054	12.067387	30.71%	0
2005	7.212356	9.232054	28.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.303705	9.501783	-7.78%	0
2013	8.661863	10.303705	18.95%	0
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
2009	6.519215	8.241771	26.42%	103
2008	11.653883	6.519215	-44.06%	103
2007	10.838892	11.653883	7.52%	108
2006*	10.000000	10.838892	8.39%	302

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.805290	18.375175	3.20%	795
2013	14.234546	17.805290	25.09%	1,142
2012	12.494276	14.234546	13.93%	1,142
2011	13.230055	12.494276	-5.56%	1,142
2010	11.741097	13.230055	12.68%	1,142
2009	9.389637	11.741097	25.04%	2,558
2008	15.124787	9.389637	-37.92%	2,390
2007	14.522502	15.124787	4.15%	3,222
2006	12.640673	14.522502	14.89%	2,936
2005	11.913697	12.640673	6.10%	4,543
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.170736	13.450517	2.12%	155
2013	12.780965	13.170736	3.05%	155
2012	12.362690	12.780965	3.38%	155
2011	12.217905	12.362690	1.19%	155
2010	11.737507	12.217905	4.09%	155
2009	10.946084	11.737507	7.23%	397
2008	11.849056	10.946084	-7.62%	21,278
2007	11.439502	11.849056	3.58%	16,846
2006	10.961134	11.439502	4.36%	18,107
2005	10.793259	10.961134	1.56%	16,568
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.917643	16.457737	3.39%	35,119
2013	13.884263	15.917643	14.65%	31,086
2012	12.746759	13.884263	8.92%	29,196
2011	12.971979	12.746759	-1.74%	37,244
2010	11.897721	12.971979	9.03%	37,670
2009	10.159426	11.897721	17.11%	40,318
2008	13.456647	10.159426	-24.50%	35,241
2007	12.957311	13.456647	3.85%	43,338
2006	11.836907	12.957311	9.47%	38,688
2005	11.430176	11.836907	3.56%	68,124
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.168984	17.713716	3.17%	14,077
2013	14.272068	17.168984	20.30%	10,301
2012	12.763211	14.272068	11.82%	10,808
2011	13.265593	12.763211	-3.79%	11,113
2010	11.959902	13.265593	10.92%	13,634
2009	9.780927	11.959902	22.28%	16,803
2008	14.502953	9.780927	-32.56%	13,773
2007	13.900226	14.502953	4.34%	13,653
2006	12.344896	13.900226	12.60%	13,534
2005	11.728326	12.344896	5.26%	26,550
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.775872	15.213073	2.96%	18,506
2013	13.603676	14.775872	8.62%	19,903
2012	12.809616	13.603676	6.20%	21,256
2011	12.767323	12.809616	0.33%	22,158
2010	11.968718	12.767323	6.67%	23,904
2009	10.628096	11.968718	12.61%	23,827
2008	12.726582	10.628096	-16.49%	23,810
2007	12.231204	12.726582	4.05%	3,363
2006	11.475585	12.231204	6.58%	7,687
2005	11.172292	11.475585	2.71%	4,724
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.805982	22.252042	6.95%	13,022
2013	15.482901	20.805982	34.38%	14,864
2012	13.271445	15.482901	16.66%	17,983
2011	13.808941	13.271445	-3.89%	19,680
2010	12.911434	13.808941	6.95%	35,463
2009*	10.000000	12.911434	29.11%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.121830	1.22%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.905966	32.166919	7.56%	1,169
2013	22.866113	29.905966	30.79%	1,407
2012	19.802381	22.866113	15.47%	1,971
2011	20.670084	19.802381	-4.20%	2,807
2010	16.661606	20.670084	24.06%	2,842
2009	12.394191	16.661606	34.43%	2,736
2008	19.845137	12.394191	-37.55%	4,442
2007	18.771190	19.845137	5.72%	4,768
2006	17.376513	18.771190	8.03%	7,399
2005	15.768301	17.376513	10.20%	5,769
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.399379	10.222592	-1.70%	201
2013	10.579225	10.399379	-1.70%	921
2012	10.762685	10.579225	-1.70%	3,061
2011	10.948291	10.762685	-1.70%	3,277
2010	11.137615	10.948291	-1.70%	3,415
2009	11.325476	11.137615	-1.66%	5,810
2008	11.289488	11.325476	0.32%	21,927
2007	10.960502	11.289488	3.00%	15,764
2006	10.666317	10.960502	2.76%	12,883
2005	10.568302	10.666317	0.93%	10,377
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	16.391919	16.739041	2.12%	3,306
2013	16.865045	16.391919	-2.81%	3,454
2012	15.285013	16.865045	10.34%	6,623
2011	14.731399	15.285013	3.76%	6,184
2010	13.551342	14.731399	8.71%	2,510
2009	11.083470	13.551342	22.27%	2,436
2008	13.632414	11.083470	-18.70%	3,356
2007	13.256349	13.632414	2.84%	986
2006	12.862646	13.256349	3.06%	4,003
2005	12.805314	12.862646	0.45%	3,941
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.250211	17.759062	-2.69%	476
2013	15.297737	18.250211	19.30%	0
2012	13.425829	15.297737	13.94%	0
2011	15.061668	13.425829	-10.86%	0
2010	13.424122	15.061668	12.20%	0
2009*	10.000000	13.424122	34.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.001464	-9.99%	507

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.178191	14.306041	8.56%	2,947
2013	9.949455	13.178191	32.45%	2,993
2012	8.699185	9.949455	14.37%	3,410
2011	9.114191	8.699185	-4.55%	3,500
2010	8.026722	9.114191	13.55%	3,737
2009	6.291956	8.026722	27.57%	441
2008*	10.000000	6.291956	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.837025	16.118844	8.64%	654
2013	11.144144	14.837025	33.14%	654
2012	9.623378	11.144144	15.80%	910
2011	10.395573	9.623378	-7.43%	910
2010*	10.000000	10.395573	3.96%	910
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.338983	13.371647	8.37%	0
2013	9.296096	12.338983	32.73%	0
2012	8.042434	9.296096	15.59%	55
2011	8.712042	8.042434	-7.69%	55
2010	7.860693	8.712042	10.83%	55
2009	6.276217	7.860693	25.25%	55
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.045755	14.364063	2.27%	3,543
2013	10.283578	14.045755	36.58%	4,705
2012	9.104851	10.283578	12.95%	7,815
2011	9.671044	9.104851	-5.85%	8,893
2010	7.757631	9.671044	24.66%	13,441
2009	6.208058	7.757631	24.96%	16,400
2008*	10.000000	6.208058	-37.92%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.757742	16.975956	15.03%	6,837
2013	11.065093	14.757742	33.37%	8,497
2012	9.675375	11.065093	14.36%	10,615
2011	10.076273	9.675375	-3.98%	12,294
2010	8.568256	10.076273	17.60%	13,100
2009	6.680815	8.568256	28.25%	12,906
2008*	10.000000	6.680815	-33.19%	528

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.649738	20.869370	1.06%	1,112
2013	14.558599	20.649738	41.84%	1,248
2012	13.056468	14.558599	11.50%	1,411
2011	13.368487	13.056468	-2.33%	1,651
2010	10.840720	13.368487	23.32%	2,418
2009	8.652209	10.840720	25.29%	3,177
2008	16.428033	8.652209	-47.33%	2,498
2007	15.228839	16.428033	7.87%	2,113
2006	15.010175	15.228839	1.46%	3,967
2005	14.126052	15.010175	6.26%	4,603
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	34.456357	36.249022	5.20%	4,395
2013	24.965632	34.456357	38.02%	5,345
2012	21.087024	24.965632	18.39%	5,196
2011	22.596774	21.087024	-6.68%	5,852
2010	18.156682	22.596774	24.45%	6,628
2009	14.634307	18.156682	24.07%	8,186
2008	21.943047	14.634307	-33.31%	8,616
2007	23.977837	21.943047	-8.49%	6,968
2006	20.795111	23.977837	15.31%	9,237
2005	20.523009	20.795111	1.33%	9,705
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	32.281902	31.991732	-0.90%	1,335
2013	23.306065	32.281902	38.51%	1,442
2012	20.527706	23.306065	13.53%	2,033
2011	22.111198	20.527706	-7.16%	2,466
2010	17.948705	22.111198	23.19%	2,568
2009	13.555192	17.948705	32.41%	2,780
2008	22.310072	13.555192	-39.24%	2,203
2007	22.224214	22.310072	0.39%	3,793
2006	20.178364	22.224214	10.14%	4,468
2005	18.275241	20.178364	10.41%	7,681
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.858667	14.175563	10.24%	8,740
2013	9.977706	12.858667	28.87%	9,130
2012	8.887367	9.977706	12.27%	10,241
2011	8.993192	8.887367	-1.18%	10,569
2010	8.064012	8.993192	11.52%	13,058
2009	6.505702	8.064012	23.95%	14,305
2008	11.324266	6.505702	-42.55%	14,601
2007	10.649866	11.324266	6.33%	13,832
2006	9.534200	10.649866	11.70%	13,960
2005	9.026851	9.534200	5.62%	21,580

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.088679	14.048819	26.70%	5,100
2013	10.947092	11.088679	1.29%	5,580
2012	9.618410	10.947092	13.81%	5,867
2011	9.187145	9.618410	4.69%	6,725
2010	7.179054	9.187145	27.97%	6,670
2009	5.582069	7.179054	28.61%	9,024
2008*	10.000000	5.582069	-44.18%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.667162	12.968643	11.16%	0
2013*	10.000000	11.667162	16.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	789
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.089992	14.527845	-9.71%	511
2013	13.629435	16.089992	18.05%	511
2012	11.596824	13.629435	17.53%	516
2011	13.471087	11.596824	-13.91%	516
2010	12.886142	13.471087	4.54%	900
2009*	10.000000	12.886142	28.86%	523
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.236603	10.123960	-1.10%	244
2013	10.349803	10.236603	-1.09%	245
2012	10.065694	10.349803	2.82%	246
2011	10.209806	10.065694	-1.41%	247
2010	9.864986	10.209806	3.50%	248
2009	8.855412	9.864986	11.40%	2,447
2008	10.405989	8.855412	-14.90%	2,723
2007	10.104772	10.405989	2.98%	3,800
2006	9.864528	10.104772	2.44%	8,546
2005	9.891887	9.864528	-0.28%	6,632

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.260558	17.555978	1.71%	0
2013	12.040253	17.260558	43.36%	0
2012	11.256035	12.040253	6.97%	0
2011	11.573024	11.256035	-2.74%	0
2010	9.842719	11.573024	17.58%	0
2009	8.156925	9.842719	20.67%	0
2008	13.710117	8.156925	-40.50%	0
2007	13.877105	13.710117	-1.20%	0
2006	13.412068	13.877105	3.47%	18
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.250934	19.803266	8.51%	0
2013	13.492695	18.250934	35.27%	1,124
2012	12.368567	13.492695	9.09%	0
2011	12.981945	12.368567	-4.72%	0
2010	10.749471	12.981945	20.77%	0
2009	8.320532	10.749471	29.19%	0
2008	13.978067	8.320532	-40.47%	3,695
2007	13.215001	13.978067	5.77%	6,106
2006	11.822846	13.215001	11.78%	6,329
2005	11.254941	11.822846	5.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	14.638797	16.607253	13.45%	0
2013	11.478268	14.638797	27.53%	0
2012	10.232502	11.478268	12.17%	0
2011	10.530094	10.232502	-2.83%	0
2010	9.790139	10.530094	7.56%	0
2009	6.891456	9.790139	42.06%	19,537
2008	12.868455	6.891456	-46.45%	21,656
2007	11.469371	12.868455	12.20%	16,684
2006	10.808133	11.469371	6.12%	11,340
2005	10.461119	10.808133	3.32%	24,904
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	14.195879	14.761683	3.99%	1,943
2013	10.619800	14.195879	33.67%	1,952
2012	9.277939	10.619800	14.46%	2,537
2011	9.335767	9.277939	-0.62%	2,783
2010	7.450703	9.335767	25.30%	4,272
2009	5.715778	7.450703	30.35%	3,572
2008	11.416738	5.715778	-49.94%	3,714
2007	10.923544	11.416738	4.51%	6,628
2006	10.792970	10.923544	1.21%	10,733
2005	9.774156	10.792970	10.42%	11,988

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.400337	17.496588	0.55%	5,243
2013	13.904285	17.400337	25.14%	296
2012	11.664761	13.904285	19.20%	747
2011	12.938807	11.664761	-9.85%	899
2010	11.350309	12.938807	14.00%	900
2009	8.261035	11.350309	37.40%	1,127
2008	14.051084	8.261035	-41.21%	1,271
2007	13.445762	14.051084	4.50%	2,790
2006	11.621530	13.445762	15.70%	5,511
2005	10.342152	11.621530	12.37%	5,511
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.962402	10.071027	1.09%	0
2013	10.148129	9.962402	-1.83%	0
2012*	10.000000	10.148129	1.48%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.009507	-9.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	14.066607	15.307494	8.82%	5,890
2013	10.859348	14.066607	29.53%	6,476
2012	9.452748	10.859348	14.88%	7,380
2011	9.617272	9.452748	-1.71%	9,296
2010	8.426197	9.617272	14.14%	9,540
2009	6.681916	8.426197	26.10%	18,389
2008	11.047780	6.681916	-39.52%	20,675
2007	10.763720	11.047780	2.64%	26,663
2006	9.519072	10.763720	13.08%	18,491
2005	9.137147	9.519072	4.18%	24,796
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.974433	16.476473	10.03%	1,524
2013	10.802480	14.974433	38.62%	1,621
2012	9.314329	10.802480	15.98%	1,712
2011	9.689461	9.314329	-3.87%	1,806
2010	7.987353	9.689461	21.31%	1,913
2009	5.922587	7.987353	34.86%	2,118
2008	9.691444	5.922587	-38.89%	2,486
2007	9.980733	9.691444	-2.90%	654
2006*	10.000000	9.980733	-0.19%	795
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.427049	10.296406	-1.25%	0
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	4,790
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.674518	-3.25%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	3,426
2010	10.841398	11.655907	7.51%	783
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.430031	11.319791	-0.96%	213
2013	11.654767	11.430031	-1.93%	213
2012	11.212140	11.654767	3.95%	214
2011	11.291696	11.212140	-0.70%	214
2010	10.920652	11.291696	3.40%	11,404
2009*	10.000000	10.920652	9.21%	11,322
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.008733	13.182888	1.34%	0
2013	14.577354	13.008733	-10.76%	0
2012	13.636325	14.577354	6.90%	0
2011	12.422009	13.636325	9.78%	0
2010	11.688705	12.422009	6.27%	0
2009	10.047489	11.688705	16.33%	0
2008	10.993488	10.047489	-8.61%	0
2007	10.108517	10.993488	8.75%	0
2006*	10.000000	10.108517	1.09%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.355912	14.714566	2.50%	0
2013	14.895479	14.355912	-3.62%	0
2012	13.826398	14.895479	7.73%	0
2011	13.575497	13.826398	1.85%	0
2010	12.773877	13.575497	6.28%	0
2009	11.396099	12.773877	12.09%	0
2008	11.067607	11.396099	2.97%	0
2007	10.354752	11.067607	6.88%	0
2006*	10.000000	10.354752	3.55%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	4,110
2012	9.977132	10.738805	7.63%	9,238
2011*	10.000000	9.977132	-0.23%	7,441

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.498176	12.793857	-5.22%	0
2013	11.349646	13.498176	18.93%	0
2012	10.730363	11.349646	5.77%	0
2011	12.418440	10.730363	-13.59%	0
2010	9.720603	12.418440	27.75%	0
2009	6.256941	9.720603	55.36%	0
2008	11.220573	6.256941	-44.24%	0
2007	10.978996	11.220573	2.20%	0
2006*	10.000000	10.978996	9.79%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.741054	28.044718	28.99%	1,375
2013	14.694301	21.741054	47.96%	783
2012	11.411460	14.694301	28.77%	3,068
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.804501	12.515336	6.02%	4,744
2013	12.046847	11.804501	-2.01%	0
2012	11.198529	12.046847	7.58%	272
2011	10.782688	11.198529	3.86%	167
2010	10.237665	10.782688	5.32%	0
2009	9.498565	10.237665	7.78%	0
2008	10.760988	9.498565	-11.73%	20
2007	10.381939	10.760988	3.65%	1,454
2006*	10.000000	10.381939	3.82%	1,167
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	30.832983	31.196080	1.18%	46
2013	34.373972	30.832983	-10.30%	46
2012	29.645142	34.373972	15.95%	46
2011	28.174937	29.645142	5.22%	46
2010	26.116941	28.174937	7.88%	46
2009	20.404365	26.116941	28.00%	221
2008	24.413707	20.404365	-16.42%	221
2007	23.315194	24.413707	4.71%	402
2006	21.404075	23.315194	8.93%	2,332
2005	19.396867	21.404075	10.35%	2,354

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.764120	15.830002	0.42%	0
2013	13.831096	15.764120	13.98%	0
2012	12.359691	13.831096	11.90%	0
2011	13.053229	12.359691	-5.31%	0
2010	12.564686	13.053229	3.89%	0
2009	9.644610	12.564686	30.28%	0
2008	17.718848	9.644610	-45.57%	0
2007	15.731638	17.718848	12.63%	0
2006	12.788621	15.731638	23.01%	0
2005	11.712706	12.788621	9.19%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	34.390254	33.665233	-2.11%	157
2013	31.230902	34.390254	10.12%	136
2012	24.476214	31.230902	27.60%	1,658
2011	33.528738	24.476214	-27.00%	291
2010	26.890464	33.528738	24.69%	434
2009	12.832010	26.890464	109.56%	488
2008	37.066048	12.832010	-65.38%	593
2007	27.402650	37.066048	35.26%	593
2006	19.983261	27.402650	37.13%	246
2005	15.400121	19.983261	29.76%	246
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	39.369222	31.306212	-20.48%	60
2013	36.233285	39.369222	8.65%	60
2012	35.654198	36.233285	1.62%	60
2011	43.411488	35.654198	-17.87%	60
2010	34.171384	43.411488	27.04%	60
2009	22.066487	34.171384	54.86%	60
2008	41.668880	22.066487	-47.04%	60
2007	29.164988	41.668880	42.87%	657
2006	23.831127	29.164988	22.38%	902
2005	15.982999	23.831127	49.10%	960
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.517641	16.809671	8.33%	0
2013	11.786802	15.517641	31.65%	0
2012	10.312359	11.786802	14.30%	0
2011	11.259038	10.312359	-8.41%	0
2010	10.195107	11.259038	10.44%	5,542
2009	8.162523	10.195107	24.90%	12,389
2008	13.364723	8.162523	-38.92%	12,490
2007	12.366387	13.364723	8.07%	3,927
2006	11.065737	12.366387	11.75%	0
2005	10.351193	11.065737	6.90%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.885616	23.038616	-3.55%	0
2013	16.174094	23.885616	47.68%	436
2012	15.253839	16.174094	6.03%	0
2011	16.264770	15.253839	-6.22%	0
2010	13.051557	16.264770	24.62%	334
2009*	10.000000	13.051557	30.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.345651	26.059453	7.04%	27
2013	18.003433	24.345651	35.23%	27
2012	15.468025	18.003433	16.39%	0
2011	17.228495	15.468025	-10.22%	0
2010	13.851931	17.228495	24.38%	0
2009	9.882870	13.851931	40.16%	0
2008	15.655792	9.882870	-36.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.799525	12.990493	1.49%	336
2013	14.234545	12.799525	-10.08%	327
2012	13.492191	14.234545	5.50%	267
2011	12.288522	13.492191	9.80%	1,045
2010	11.898278	12.288522	3.28%	1,019
2009	10.987820	11.898278	8.29%	157
2008	11.364069	10.987820	-3.31%	121
2007	10.564578	11.364069	7.57%	223
2006	10.584226	10.564578	-0.19%	222
2005	10.606483	10.584226	-0.21%	220
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	14.245298	15.746012	10.53%	1,004
2013	10.674961	14.245298	33.45%	1,836
2012	9.469331	10.674961	12.73%	1,852
2011	9.346757	9.469331	1.31%	2,606
2010	8.334107	9.346757	12.15%	5,549
2009	7.182722	8.334107	16.03%	5,712
2008	11.176437	7.182722	-35.73%	3,494
2007	11.384294	11.176437	-1.83%	10,204
2006	9.895561	11.384294	15.04%	14,328
2005	9.625539	9.895561	2.81%	14,298
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	14.634001	13.586103	-7.16%	0
2013	12.167669	14.634001	20.27%	0
2012	10.221760	12.167669	19.04%	0
2011	11.827942	10.221760	-13.58%	0
2010	10.625914	11.827942	11.31%	0
2009	8.085212	10.625914	31.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.769601	19.182068	14.39%	39
2013	13.117701	16.769601	27.84%	39
2012	11.477798	13.117701	14.29%	0
2011	11.763414	11.477798	-2.43%	0
2010	10.039771	11.763414	17.17%	0
2009	7.863789	10.039771	27.67%	0
2008	10.580065	7.863789	-25.67%	0
2007	11.023713	10.580065	-4.02%	2,944
2006*	10.000000	11.023713	10.24%	1,597
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	21.121898	23.466713	11.10%	0
2013	16.320113	21.121898	29.42%	0
2012	14.498254	16.320113	12.57%	0
2011	14.607775	14.498254	-0.75%	0
2010	13.108257	14.607775	11.44%	0
2009	11.130793	13.108257	17.77%	5,541
2008	15.472277	11.130793	-28.06%	1,668
2007	16.602508	15.472277	-6.81%	15,557
2006	14.240913	16.602508	16.58%	28,193
2005	13.799188	14.240913	3.20%	26,092
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.923860	14.945997	0.15%	1,074
2013	13.275810	14.923860	12.41%	1,066
2012	12.288096	13.275810	8.04%	1,626
2011	12.978965	12.288096	-5.32%	7,981
2010	12.035254	12.978965	7.84%	5,385
2009*	10.000000	12.035254	20.35%	1,670
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.197325	12.657171	3.77%	27
2013*	10.000000	12.197325	21.97%	27
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	22.758010	23.504898	3.28%	1,224
2013	16.461052	22.758010	38.25%	913
2012	14.476115	16.461052	13.71%	1,107
2011	14.650990	14.476115	-1.19%	1,118
2010	11.850957	14.650990	23.63%	1,139
2009	9.647621	11.850957	22.84%	747
2008	14.213808	9.647621	-32.13%	1,140
2007	14.563792	14.213808	-2.40%	1,182
2006	12.955471	14.563792	12.41%	1,113
2005	12.296116	12.955471	5.36%	1,077

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	11.314083	12.611513	11.47%	1,647
2013	8.571654	11.314083	31.99%	1,650
2012	7.791634	8.571654	10.01%	1,791
2011	7.859299	7.791634	-0.86%	1,926
2010	6.966964	7.859299	12.81%	2,160
2009	5.301486	6.966964	31.42%	2,820
2008	8.228838	5.301486	-35.57%	3,134
2007	7.771180	8.228838	5.89%	3,293
2006	7.242824	7.771180	7.29%	1,077
2005	7.114235	7.242824	1.81%	859
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	13.375886	14.906041	11.44%	16,981
2013	10.311488	13.375886	29.72%	17,291
2012	9.068395	10.311488	13.71%	20,275
2011	9.059475	9.068395	0.10%	24,350
2010	8.029310	9.059475	12.83%	25,162
2009	6.468806	8.029310	24.12%	23,728
2008	10.474745	6.468806	-38.24%	10,396
2007	10.129984	10.474745	3.40%	25,054
2006	8.926469	10.129984	13.48%	28,437
2005	8.677868	8.926469	2.86%	29,658
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.358329	15.248560	6.20%	155
2013	12.067351	14.358329	18.98%	1,063
2012	11.122654	12.067351	8.49%	1,151
2011	10.384462	11.122654	7.11%	2,295
2010	9.165378	10.384462	13.30%	1,151
2009	7.611539	9.165378	20.41%	1,682
2008	10.997056	7.611539	-30.79%	1,033
2007	10.448742	10.997056	5.25%	1,970
2006	9.129937	10.448742	14.44%	3,679
2005	8.902348	9.129937	2.56%	3,529
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	16.147668	14.386395	-10.91%	0
2013	13.362584	16.147668	20.84%	0
2012	12.072079	13.362584	10.69%	0
2011	15.072360	12.072079	-19.91%	0
2010	14.686341	15.072360	2.63%	0
2009	11.412953	14.686341	28.68%	0
2008	18.533522	11.412953	-38.42%	0
2007	18.113099	18.533522	2.32%	0
2006	15.036813	18.113099	20.46%	0
2005	13.677592	15.036813	9.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.886244	15.857039	-0.18%	0
2013	10.884642	15.886244	45.95%	0
2012	9.189303	10.884642	18.45%	0
2011	10.855834	9.189303	-15.35%	0
2010	8.424725	10.855834	28.86%	0
2009	6.803393	8.424725	23.83%	0
2008	11.096247	6.803393	-38.69%	0
2007	12.699592	11.096247	-12.63%	0
2006	12.455606	12.699592	1.96%	0
2005	11.981745	12.455606	3.95%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.881583	-1.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.452220	16.777442	1.98%	1,450
2013	16.573731	16.452220	-0.73%	2,507
2012	15.374912	16.573731	7.80%	2,485
2011	15.300326	15.374912	0.49%	6,069
2010	14.352224	15.300326	6.61%	5,829
2009	12.129179	14.352224	18.33%	6,965
2008	13.315654	12.129179	-8.91%	5,697
2007	12.861674	13.315654	3.53%	22,265
2006	12.568036	12.861674	2.34%	19,261
2005	12.627451	12.568036	-0.47%	21,700
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.325245	13.661484	2.52%	0
2013	11.960707	13.325245	11.41%	0
2012	10.900483	11.960707	9.73%	0
2011	11.125829	10.900483	-2.03%	1,541
2010	10.044514	11.125829	10.77%	0
2009	8.234540	10.044514	21.98%	0
2008	11.186527	8.234540	-26.39%	0
2007	10.480714	11.186527	6.73%	0
2006*	10.000000	10.480714	4.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.163904	13.536787	2.83%	0
2013	11.554770	13.163904	13.93%	0
2012	10.390720	11.554770	11.20%	0
2011	10.695700	10.390720	-2.85%	0
2010	9.505804	10.695700	12.52%	0
2009	7.513113	9.505804	26.52%	0
2008	11.364720	7.513113	-33.89%	0
2007	10.500643	11.364720	8.23%	0
2006*	10.000000	10.500643	5.01%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.322901	13.726090	3.03%	0
2013	11.160872	13.322901	19.37%	0
2012	9.837106	11.160872	13.46%	0
2011	10.289386	9.837106	-4.40%	0
2010	9.028059	10.289386	13.97%	0
2009	6.992800	9.028059	29.11%	0
2008	11.494100	6.992800	-39.16%	0
2007	10.520727	11.494100	9.25%	0
2006*	10.000000	10.520727	5.21%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	20.025373	21.999859	9.86%	0
2013	15.541429	20.025373	28.85%	0
2012	13.600811	15.541429	14.27%	0
2011	14.217494	13.600811	-4.34%	0
2010	12.356516	14.217494	15.06%	0
2009	9.270338	12.356516	33.29%	12,243
2008	16.442690	9.270338	-43.62%	13,120
2007	14.243362	16.442690	15.44%	31,375
2006	12.990759	14.243362	9.64%	38,384
2005	11.315079	12.990759	14.81%	30,788
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.889582	10.190071	-14.29%	539
2013	9.747663	11.889582	21.97%	524
2012	9.473203	9.747663	2.90%	418
2011	10.170447	9.473203	-6.86%	1,289
2010	8.687244	10.170447	17.07%	2,758
2009	5.991605	8.687244	44.99%	2,520
2008	13.375568	5.991605	-55.20%	212
2007	9.348281	13.375568	43.08%	3,954
2006*	10.000000	9.348281	-6.52%	4,022
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.029312	16.043087	6.75%	5,774
2013	11.949572	15.029312	25.77%	6,532
2012	10.378979	11.949572	15.13%	7,603
2011	10.473510	10.378979	-0.90%	13,012
2010	9.262405	10.473510	13.08%	13,789
2009	7.250103	9.262405	27.76%	14,993
2008	12.879844	7.250103	-43.71%	8,267
2007	12.927267	12.879844	-0.37%	54,062
2006	10.956738	12.927267	17.98%	72,310
2005	10.544204	10.956738	3.91%	65,921

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	11.368882	12.521852	10.14%	0
2013	8.398492	11.368882	35.37%	0
2012	7.155698	8.398492	17.37%	0
2011	7.127482	7.155698	0.40%	0
2010	5.866617	7.127482	21.49%	0
2009	4.097654	5.866617	43.17%	0
2008	9.281055	4.097654	-55.85%	85
2007	7.678015	9.281055	20.88%	141
2006	7.421012	7.678015	3.46%	0
2005	6.937965	7.421012	6.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.633587	13.801244	9.24%	7,022
2013	9.440633	12.633587	33.82%	7,200
2012	8.388942	9.440633	12.54%	7,827
2011	8.526012	8.388942	-1.61%	16,467
2010	6.994978	8.526012	21.89%	12,788
2009	5.555748	6.994978	25.91%	12,467
2008	10.717047	5.555748	-48.16%	6,479
2007	8.598464	10.717047	24.64%	8,547
2006	8.199242	8.598464	4.87%	10,996
2005	7.896862	8.199242	3.83%	8,551
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.366217	13.273425	-0.69%	2,603
2013	12.849516	13.366217	4.02%	2,751
2012	11.453044	12.849516	12.19%	3,921
2011	11.216214	11.453044	2.11%	4,627
2010	10.032625	11.216214	11.80%	4,971
2009	7.102221	10.032625	41.26%	5,320
2008	9.646583	7.102221	-26.38%	1,175
2007	9.565232	9.646583	0.85%	9,558
2006	8.756341	9.565232	9.24%	18,274
2005	8.692546	8.756341	0.73%	21,122
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.120712	13.632863	3.90%	8,194
2013	13.611631	13.120712	-3.61%	8,373
2012	13.098997	13.611631	3.91%	8,181
2011	12.435257	13.098997	5.34%	8,199
2010	11.754079	12.435257	5.80%	8,829
2009	10.342347	11.754079	13.65%	6,504
2008	10.890884	10.342347	-5.04%	1,167
2007	10.637906	10.890884	2.38%	3,989
2006	10.380507	10.637906	2.48%	0
2005	10.349600	10.380507	0.30%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.238517	15.899529	4.34%	549
2013	11.399019	15.238517	33.68%	495
2012	10.111093	11.399019	12.74%	2,168
2011	11.526142	10.111093	-12.28%	2,073
2010	9.114962	11.526142	26.45%	2,776
2009	6.625909	9.114962	37.57%	1,678
2008	11.148913	6.625909	-40.57%	1,229
2007	9.826712	11.148913	13.46%	373
2006*	10.000000	9.826712	-1.73%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.414061	13.006034	-9.77%	0
2013	11.252508	14.414061	28.10%	0
2012	9.501610	11.252508	18.43%	0
2011	11.683484	9.501610	-18.67%	0
2010	10.524057	11.683484	11.02%	0
2009	8.471764	10.524057	24.23%	0
2008	15.361166	8.471764	-44.85%	0
2007	13.340733	15.361166	15.14%	0
2006	11.511681	13.340733	15.89%	0
2005	9.847782	11.511681	16.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.313861	21.294047	4.83%	449
2013	15.849950	20.313861	28.16%	449
2012	12.692939	15.849950	24.87%	497
2011	14.172684	12.692939	-10.44%	497
2010	11.407165	14.172684	24.24%	553
2009	7.376482	11.407165	54.64%	553
2008	15.378089	7.376482	-52.03%	136
2007	14.823438	15.378089	3.74%	505
2006	12.983709	14.823438	14.17%	6,642
2005	12.885137	12.983709	0.77%	445
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.355460	14.755268	2.79%	89
2013	12.823360	14.355460	11.95%	316
2012	11.586341	12.823360	10.68%	1,784
2011	11.517649	11.586341	0.60%	1,784
2010	10.404178	11.517649	10.70%	1,784
2009	7.809563	10.404178	33.22%	1,476
2008	11.299943	7.809563	-30.89%	269
2007	11.085844	11.299943	1.93%	1,103
2006*	10.000000	11.085844	10.86%	1,103
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.041117	14.862237	-1.19%	138
2013	11.236846	15.041117	33.86%	138
2012	9.660978	11.236846	16.31%	116
2011	10.216906	9.660978	-5.44%	116
2010	8.109914	10.216906	25.98%	812
2009	6.391007	8.109914	26.90%	1,344
2008	9.711503	6.391007	-34.19%	0
2007	10.126467	9.711503	-4.10%	0
2006*	10.000000	10.126467	1.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.318140	-6.82%	1,195
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.492891	16.191107	-12.45%	0
2013	15.268579	18.492891	21.12%	0
2012	13.104239	15.268579	16.52%	0
2011	14.892842	13.104239	-12.01%	0
2010	13.947897	14.892842	6.77%	0
2009	10.336497	13.947897	34.94%	0
2008	17.603805	10.336497	-41.28%	0
2007	15.475630	17.603805	13.75%	0
2006	12.942287	15.475630	19.57%	0
2005	11.923036	12.942287	8.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.631903	-13.68%	19
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.966891	-0.33%	1,142
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.134694	11.487286	3.17%	0
2013	9.500728	11.134694	17.20%	0
2012	8.295704	9.500728	14.53%	0
2011	10.028331	8.295704	-17.28%	0
2010	8.822600	10.028331	13.67%	0
2009	7.500027	8.822600	17.63%	0
2008	12.389762	7.500027	-39.47%	0
2007	11.582516	12.389762	6.97%	0
2006*	10.000000	11.582516	15.83%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.647450	14.047679	11.07%	0
2013	9.862542	12.647450	28.24%	0
2012	8.669573	9.862542	13.76%	0
2011	9.222719	8.669573	-6.00%	0
2010	7.559406	9.222719	22.00%	0
2009	5.344482	7.559406	41.44%	0
2008	9.061228	5.344482	-41.02%	0
2007	10.297580	9.061228	-12.01%	0
2006*	10.000000	10.297580	2.98%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.570354	14.227586	4.84%	0
2013	12.080807	13.570354	12.33%	0
2012	10.854279	12.080807	11.30%	0
2011	10.975437	10.854279	-1.10%	0
2010	10.103672	10.975437	8.63%	0
2009	8.185711	10.103672	23.43%	0
2008	11.444544	8.185711	-28.47%	0
2007	10.986166	11.444544	4.17%	0
2006*	10.000000	10.986166	9.86%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.517210	15.348770	5.73%	0
2013	11.091807	14.517210	30.88%	0
2012	9.774445	11.091807	13.48%	0
2011	10.400242	9.774445	-6.02%	0
2010	9.077176	10.400242	14.58%	0
2009	6.946022	9.077176	30.68%	0
2008	11.482160	6.946022	-39.51%	0
2007	11.367731	11.482160	1.01%	0
2006*	10.000000	11.367731	13.68%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.389453	16.507402	0.72%	0
2013	15.534533	16.389453	5.50%	0
2012	13.765310	15.534533	12.85%	0
2011	14.015070	13.765310	-1.78%	0
2010	12.357623	14.015070	13.41%	0
2009	7.280742	12.357623	69.73%	0
2008	10.583406	7.280742	-31.21%	0
2007	10.553875	10.583406	0.28%	0
2006*	10.000000	10.553875	5.54%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.118168	18.524092	-3.11%	0
2013	14.224695	19.118168	34.40%	0
2012	12.115210	14.224695	17.41%	0
2011	12.926286	12.115210	-6.27%	0
2010	10.794085	12.926286	19.75%	0
2009	7.045556	10.794085	53.20%	0
2008	11.676836	7.045556	-39.66%	0
2007	10.780751	11.676836	8.31%	0
2006*	10.000000	10.780751	7.81%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.916527	16.772233	-0.85%	0
2013	12.914221	16.916527	30.99%	0
2012	11.223432	12.914221	15.06%	0
2011	12.348443	11.223432	-9.11%	0
2010	10.669247	12.348443	15.74%	0
2009	7.544986	10.669247	41.41%	0
2008	10.735310	7.544986	-29.72%	0
2007	10.728076	10.735310	0.07%	0
2006*	10.000000	10.728076	7.28%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.825789	14.779376	6.90%	0
2013	9.956234	13.825789	38.87%	0
2012	9.084294	9.956234	9.60%	0
2011	9.430538	9.084294	-3.67%	0
2010	7.377818	9.430538	27.82%	0
2009	5.554355	7.377818	32.83%	0
2008	10.712413	5.554355	-48.15%	0
2007	10.325615	10.712413	3.75%	0
2006*	10.000000	10.325615	3.26%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.901586	13.475050	13.22%	0
2013	9.443465	11.901586	26.03%	0
2012	8.681842	9.443465	8.77%	0
2011	9.235284	8.681842	-5.99%	0
2010	8.058134	9.235284	14.61%	0
2009	6.153625	8.058134	30.95%	0
2008	9.953101	6.153625	-38.17%	0
2007	10.798891	9.953101	-7.83%	0
2006*	10.000000	10.798891	7.99%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.116632	11.108515	-8.32%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.149472	16.501542	-3.78%	40
2013	13.231297	17.149472	29.61%	40
2012	10.982532	13.231297	20.48%	0
2011	11.280501	10.982532	-2.64%	0
2010*	10.000000	11.280501	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.264797	14.132574	6.54%	0
2013	9.634108	13.264797	37.69%	0
2012*	10.000000	9.634108	-3.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.609203	16.588781	6.28%	0
2013	11.364523	15.609203	37.35%	0
2012	10.200791	11.364523	11.41%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	17.663806	18.768430	6.25%	0
2013	13.909796	17.663806	26.99%	0
2012	12.432271	13.909796	11.88%	0
2011	12.661263	12.432271	-1.81%	0
2010	11.762668	12.661263	7.64%	0
2009	9.331553	11.762668	26.05%	0
2008	13.596166	9.331553	-31.37%	0
2007	12.800671	13.596166	6.21%	0
2006	11.163427	12.800671	14.67%	0
2005	10.788568	11.163427	3.47%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.376688	13.258708	7.13%	0
2013	10.062900	12.376688	22.99%	0
2012	9.098328	10.062900	10.60%	0
2011*	10.000000	9.098328	-9.02%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.841114	20.976763	17.58%	0
2013	12.920488	17.841114	38.08%	0
2012	10.877808	12.920488	18.78%	0
2011	10.650490	10.877808	2.13%	0
2010	10.295176	10.650490	3.45%	0
2009	8.207208	10.295176	25.44%	0
2008	11.702927	8.207208	-29.87%	0
2007	10.649941	11.702927	9.89%	0
2006*	10.000000	10.649941	6.50%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.175139	12.584892	12.62%	0
2013	11.073748	11.175139	0.92%	0
2012	8.797521	11.073748	25.87%	0
2011	9.577305	8.797521	-8.14%	0
2010	8.294994	9.577305	15.46%	0
2009	6.419024	8.294994	29.23%	0
2008	11.803606	6.419024	-45.62%	0
2007	12.719624	11.803606	-7.20%	0
2006*	10.000000	12.719624	27.20%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	21.781980	21.471673	-1.42%	0
2013	18.628007	21.781980	16.93%	0
2012	16.411450	18.628007	13.51%	0
2011	17.910696	16.411450	-8.37%	0
2010	16.151812	17.910696	10.89%	0
2009	12.155541	16.151812	32.88%	0
2008	20.752252	12.155541	-41.43%	0
2007	18.413449	20.752252	12.70%	0
2006	14.614266	18.413449	26.00%	0
2005	12.612558	14.614266	15.87%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.531340	12.825380	2.35%	52
2013	9.928417	12.531340	26.22%	52
2012*	10.000000	9.928417	-0.72%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.032547	13.789343	5.81%	0
2013	9.710282	13.032547	34.21%	0
2012*	10.000000	9.710282	-2.90%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.087115	27.073296	-6.92%	228
2013	23.659040	29.087115	22.94%	228
2012	20.206565	23.659040	17.09%	182
2011	22.162871	20.206565	-8.83%	337
2010	20.756661	22.162871	6.77%	700
2009*	10.000000	20.756661	22.86%	700

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.000294	24.029430	0.12%	32
2013	22.106645	24.000294	8.57%	33
2012	18.965857	22.106645	16.56%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.669290	22.965484	5.98%	30
2013	16.973576	21.669290	27.66%	30
2012	15.213627	16.973576	11.57%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.159690	14.024236	6.57%	2,194
2013	10.233324	13.159690	28.60%	2,313
2012	8.409579	10.233324	21.69%	2,434
2011	9.197534	8.409579	-8.57%	2,515
2010	8.791629	9.197534	4.62%	3,021
2009	6.128249	8.791629	43.46%	3,046
2008	11.200658	6.128249	-45.29%	4,673
2007	8.344255	11.200658	34.23%	9,062
2006	7.782962	8.344255	7.21%	14,242
2005	7.037497	7.782962	10.59%	10,505
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.621198	7.113429	7.43%	2,402
2013	4.977495	6.621198	33.02%	1,519
2012	4.252104	4.977495	17.06%	1,571
2011	4.737899	4.252104	-10.25%	202
2010	3.876473	4.737899	22.22%	307
2009	2.514722	3.876473	54.15%	592
2008	4.568463	2.514722	-44.95%	737
2007	3.821146	4.568463	19.56%	1,188
2006	3.606695	3.821146	5.95%	465
2005	3.290663	3.606695	9.60%	473
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.612676	11.755857	-13.64%	2,043
2013	12.123651	13.612676	12.28%	2,030
2012	10.903031	12.123651	11.20%	2,252
2011	16.400788	10.903031	-33.52%	245
2010	13.352217	16.400788	22.83%	338
2009	7.589110	13.352217	75.94%	608
2008	16.170208	7.589110	-53.07%	738
2007	12.857245	16.170208	25.77%	799
2006	8.924201	12.857245	44.07%	280
2005	6.883881	8.924201	29.64%	280

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.518331	24.335724	13.09%	30
2013	16.554223	21.518331	29.99%	30
2012	13.997510	16.554223	18.27%	86
2011	13.944976	13.997510	0.38%	86
2010	11.496687	13.944976	21.30%	86
2009	9.235770	11.496687	24.48%	1,508
2008	14.074347	9.235770	-34.38%	1,563
2007	13.983325	14.074347	0.65%	86
2006	12.180456	13.983325	14.80%	515
2005	11.351056	12.180456	7.31%	1,646
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.424410	-5.76%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.598115	19.629718	-9.11%	16
2013	15.566365	21.598115	38.75%	16
2012	13.105492	15.566365	18.78%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.361113	20.963037	8.27%	243
2013	14.532738	19.361113	33.22%	243
2012	12.764823	14.532738	13.85%	226
2011	13.052601	12.764823	-2.20%	226
2010	11.945131	13.052601	9.27%	226
2009	9.928761	11.945131	20.31%	747
2008	15.025703	9.928761	-33.92%	0
2007	14.215319	15.025703	5.70%	0
2006	12.005873	14.215319	18.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.772760	14.678641	-0.64%	44
2013	11.780323	14.772760	25.40%	44
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.932192	8.676352	9.38%	1,594
2013	6.222767	7.932192	27.47%	1,594
2012	5.554952	6.222767	12.02%	1,594
2011	5.693000	5.554952	-2.42%	1,594
2010	4.859066	5.693000	17.16%	1,594
2009	3.705355	4.859066	31.14%	1,594
2008	6.153148	3.705355	-39.78%	111
2007	5.239327	6.153148	17.44%	0
2006	5.022615	5.239327	4.31%	0
2005	4.799798	5.022615	4.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.984230	22.210318	11.14%	2,479
2013	15.420914	19.984230	29.59%	2,479
2012	13.689049	15.420914	12.65%	2,538
2011	13.842853	13.689049	-1.11%	3,153
2010	12.417364	13.842853	11.48%	3,154
2009*	10.000000	12.417364	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.679983	14.111333	3.15%	685
2013	11.293817	13.679983	21.13%	696
2012	9.934130	11.293817	13.69%	669
2011	10.017612	9.934130	-0.83%	695
2010	9.102112	10.017612	10.06%	697
2009	7.506594	9.102112	21.25%	12,808
2008	10.880072	7.506594	-31.01%	12,808
2007	10.434128	10.880072	4.27%	13,439
2006*	10.000000	10.434128	4.34%	964
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.979648	11.324564	3.14%	1,532
2013	11.470453	10.979648	-4.28%	1,516
2012	11.122824	11.470453	3.13%	1,333
2011	10.707494	11.122824	3.88%	1,217
2010	10.282254	10.707494	4.14%	1,063
2009	9.331593	10.282254	10.19%	2,171
2008	10.538162	9.331593	-11.45%	519
2007	10.416259	10.538162	1.17%	2,195
2006*	10.000000	10.416259	4.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.917365	14.925333	0.05%	1,122
2013	11.802543	14.917365	26.39%	1,142
2012	9.839907	11.802543	19.95%	1,317
2011	11.042898	9.839907	-10.89%	1,391
2010	10.098290	11.042898	9.35%	2,589
2009	7.258389	10.098290	39.13%	1,374
2008	12.039659	7.258389	-39.71%	1,066
2007	10.715931	12.039659	12.35%	440
2006*	10.000000	10.715931	7.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.442503	14.272660	6.18%	0
2013	10.556109	13.442503	27.34%	121
2012	9.151941	10.556109	15.34%	121
2011	9.772798	9.151941	-6.35%	3,190
2010	8.415640	9.772798	16.13%	4,161
2009	6.171929	8.415640	36.35%	4,232
2008	11.260943	6.171929	-45.19%	711
2007	10.243775	11.260943	9.93%	1,489
2006*	10.000000	10.243775	2.44%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
2009	5.948820	7.638486	28.40%	1,645
2008	9.776234	5.948820	-39.15%	0
2007*	10.000000	9.776234	-2.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.754942	17.889112	0.76%	1,035
2013	16.877537	17.754942	5.20%	79
2012	14.995954	16.877537	12.55%	123
2011	14.701168	14.995954	2.01%	123
2010	13.223456	14.701168	11.17%	2,376
2009	9.218454	13.223456	43.45%	2,376
2008	13.029721	9.218454	-29.25%	3,436
2007	12.859947	13.029721	1.32%	4,825
2006	11.833579	12.859947	8.67%	6,973
2005	11.763752	11.833579	0.59%	7,860
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	13.281997	14.245980	7.26%	1,468
2013	9.966401	13.281997	33.27%	1,415
2012	8.563167	9.966401	16.39%	1,440
2011	8.922867	8.563167	-4.03%	1,325
2010	7.844435	8.922867	13.75%	1,238
2009	6.210982	7.844435	26.30%	887
2008	10.033256	6.210982	-38.10%	875
2007	10.444491	10.033256	-3.94%	994
2006	9.171245	10.444491	13.88%	4,277
2005	8.953856	9.171245	2.43%	3,775
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.324659	12.908105	4.73%	910
2013	8.722071	12.324659	41.30%	2,824
2012	7.591605	8.722071	14.89%	3,365
2011	8.742345	7.591605	-13.16%	6,157
2010	7.696717	8.742345	13.59%	6,220
2009	5.121447	7.696717	50.28%	3,469
2008*	10.000000	5.121447	-48.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.612167	14.791962	8.67%	741
2013	9.984045	13.612167	36.34%	648
2012	9.114257	9.984045	9.54%	533
2011	9.580926	9.114257	-4.87%	395
2010	7.890737	9.580926	21.42%	319
2009	6.105844	7.890737	29.23%	1,306
2008*	10.000000	6.105844	-38.94%	1,491

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	2,700
2009	7.895368	9.294787	17.72%	2,700
2008*	10.000000	7.895368	-21.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0
2009	7.175372	8.753321	21.99%	0
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
2009	9.042194	10.040691	11.04%	0
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.108469	12.440261	2.74%	0
2013	10.461468	12.108469	15.74%	0
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
2010	9.024479	9.874824	9.42%	0
2009	7.532112	9.024479	19.81%	0
2008*	10.000000	7.532112	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
2009	6.813408	8.473381	24.36%	0
2008*	10.000000	6.813408	-31.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	979
2009	8.274211	9.566746	15.62%	979
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.806903	12.186709	3.22%	0
2013	12.251408	11.806903	-3.63%	0
2012	11.572819	12.251408	5.86%	0
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0
2009	9.828834	10.505141	6.88%	939
2008*	10.000000	9.828834	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
2010	11.225826	11.924351	6.22%	3,846
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.447690	19.911920	-7.16%	1,097
2013	21.668162	21.447690	-1.02%	0
2012	18.815404	21.668162	15.16%	0
2011	24.670048	18.815404	-23.73%	0
2010	21.612988	24.670048	14.14%	0
2009	13.469657	21.612988	60.46%	0
2008	32.459799	13.469657	-58.50%	0
2007	22.695973	32.459799	43.02%	0
2006	16.895288	22.695973	34.33%	0
2005	12.964022	16.895288	30.32%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.074621	15.487538	2.74%	1,630
2013	15.991691	15.074621	-5.73%	1,670
2012	15.794425	15.991691	1.25%	1,601
2011	14.987582	15.794425	5.38%	2,368
2010	14.558360	14.987582	2.95%	7,939
2009	14.429707	14.558360	0.89%	10,552
2008	13.634178	14.429707	5.83%	9,278
2007	12.951217	13.634178	5.27%	25,052
2006	12.755077	12.951217	1.54%	20,928
2005	12.571358	12.755077	1.46%	23,198
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.170243	12.881716	-2.19%	267
2013	11.376083	13.170243	15.77%	0
2012	10.015878	11.376083	13.58%	0
2011	11.297133	10.015878	-11.34%	0
2010	10.149248	11.297133	11.31%	0
2009	7.963186	10.149248	27.45%	0
2008	15.025539	7.963186	-47.00%	0
2007	12.029127	15.025539	24.91%	0
2006	9.207449	12.029127	30.65%	0
2005	7.196780	9.207449	27.94%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.263564	9.459956	-7.83%	0
2013	8.632502	10.263564	18.89%	0
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
2010	8.226406	8.680525	5.52%	0
2009	6.510364	8.226406	26.36%	0
2008	11.644002	6.510364	-44.09%	0
2007	10.835236	11.644002	7.46%	0
2006*	10.000000	10.835236	8.35%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.492493	18.043166	3.15%	2,012
2013	13.991591	17.492493	25.02%	3,624
2012	12.287289	13.991591	13.87%	4,320
2011	13.017499	12.287289	-5.61%	4,320
2010	11.558347	13.017499	12.62%	7,781
2009	9.248197	11.558347	24.98%	569
2008	14.904562	9.248197	-37.95%	1,138
2007	14.318370	14.904562	4.09%	1,784
2006	12.469319	14.318370	14.83%	1,766
2005	11.758161	12.469319	6.05%	1,771
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.734335	15.140265	2.75%	1,007
2013	13.221841	14.734335	11.44%	1,009
2012	12.303112	13.221841	7.47%	907
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.731206	17.295177	3.37%	77
2013	14.250979	16.731206	17.40%	77
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.113378	13.385126	2.07%	18
2013	12.731781	13.113378	3.00%	1,697
2012	12.321407	12.731781	3.33%	2,420
2011	12.183286	12.321407	1.13%	3,181
2010	11.710202	12.183286	4.04%	3,987
2009	10.926170	11.710202	7.18%	5,425
2008	11.833511	10.926170	-7.67%	2,279
2007	11.430348	11.833511	3.53%	2,332
2006	10.957934	11.430348	4.31%	2,382
2005	10.795581	10.957934	1.50%	13,856
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.737515	16.263231	3.34%	48,881
2013	13.734134	15.737515	14.59%	51,487
2012	12.615362	13.734134	8.87%	58,453
2011	12.844780	12.615362	-1.79%	78,737
2010	11.787050	12.844780	8.97%	79,728
2009	10.070044	11.787050	17.05%	72,691
2008	13.345056	10.070044	-24.54%	76,916
2007	12.856442	13.345056	3.80%	80,929
2006	11.750727	12.856442	9.41%	82,280
2005	11.352722	11.750727	3.51%	87,150
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.937438	17.465928	3.12%	6,659
2013	14.086750	16.937438	20.24%	8,439
2012	12.603905	14.086750	11.76%	8,629
2011	13.106674	12.603905	-3.84%	10,094
2010	11.822636	13.106674	10.86%	14,990
2009	9.673596	11.822636	22.22%	6,092
2008	14.351116	9.673596	-32.59%	0
2007	13.761730	14.351116	4.28%	24,949
2006	12.228101	13.761730	12.54%	34,653
2005	11.623257	12.228101	5.20%	43,639
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.668665	15.095010	2.91%	17,127
2013	13.511847	14.668665	8.56%	19,339
2012	12.729642	13.511847	6.14%	20,038
2011	12.694057	12.729642	0.28%	20,470
2010	11.906084	12.694057	6.62%	22,814
2009	10.577860	11.906084	12.56%	22,764
2008	12.672875	10.577860	-16.53%	24,175
2007	12.185802	12.672875	4.00%	24,360
2006	11.438776	12.185802	6.53%	25,160
2005	11.142118	11.438776	2.66%	25,752
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.756719	22.188069	6.90%	5,143
2013	15.454095	20.756719	34.31%	6,366
2012	13.253496	15.454095	16.60%	7,455
2011	13.797260	13.253496	-3.94%	10,124
2010	12.907066	13.797260	6.90%	15,909
2009*	10.000000	12.907066	29.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.119435	1.19%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.683653	31.911560	7.51%	1,731
2013	22.707665	29.683653	30.72%	2,843
2012	19.675195	22.707665	15.41%	2,928
2011	20.547749	19.675195	-4.25%	4,266
2010	16.571411	20.547749	24.00%	4,687
2009	12.333374	16.571411	34.36%	5,395
2008	19.757849	12.333374	-37.58%	1,839
2007	18.698187	19.757849	5.67%	2,486
2006	17.317725	18.698187	7.97%	5,346
2005	15.722921	17.317725	10.14%	5,385
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.322042	10.141408	-1.75%	8,140
2013	10.505892	10.322042	-1.75%	14,387
2012	10.693534	10.505892	-1.75%	28,924
2011	10.883466	10.693534	-1.75%	19,603
2010	11.077304	10.883466	-1.75%	22,177
2009	11.269880	11.077304	-1.71%	26,231
2008	11.239786	11.269880	0.27%	26,775
2007	10.917831	11.239786	2.95%	20,434
2006	10.630182	10.917831	2.71%	11,567
2005	10.537846	10.630182	0.88%	2,496
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	16.270082	16.606176	2.07%	1,136
2013	16.748212	16.270082	-2.85%	1,146
2012	15.186866	16.748212	10.28%	1,324
2011	14.644228	15.186866	3.71%	10,173
2010	13.478009	14.644228	8.65%	4,673
2009	11.029104	13.478009	22.20%	5,164
2008	13.572447	11.029104	-18.74%	3,902
2007	13.204800	13.572447	2.78%	14,178
2006	12.819122	13.204800	3.01%	8,737
2005	12.768454	12.819122	0.40%	9,030
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.206955	17.707951	-2.74%	1,181
2013	15.269231	18.206955	19.24%	0
2012	13.407646	15.269231	13.88%	0
2011	15.048921	13.407646	-10.91%	0
2010	13.419579	15.048921	12.14%	0
2009*	10.000000	13.419579	34.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.998330	-10.02%	699

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.140236	14.257591	8.50%	1,008
2013	9.925850	13.140236	32.38%	1,024
2012	8.682970	9.925850	14.31%	984
2011	9.101822	8.682970	-4.60%	978
2010	8.019906	9.101822	13.49%	966
2009	6.289817	8.019906	27.51%	1,230
2008*	10.000000	6.289817	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.809357	16.080609	8.58%	599
2013	11.129017	14.809357	33.07%	503
2012	9.615209	11.129017	15.74%	388
2011	10.392031	9.615209	-7.48%	727
2010*	10.000000	10.392031	3.92%	646
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.303435	13.326338	8.31%	0
2013	9.274032	12.303435	32.67%	0
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0
2010	7.854021	8.700219	10.77%	719
2009	6.274075	7.854021	25.18%	719
2008*	10.000000	6.274075	-37.26%	719
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.005298	14.315398	2.21%	5,666
2013	10.259178	14.005298	36.51%	5,839
2012	9.087873	10.259178	12.89%	6,924
2011	9.657916	9.087873	-5.90%	7,207
2010	7.751047	9.657916	24.60%	8,089
2009	6.205947	7.751047	24.90%	13,477
2008*	10.000000	6.205947	-37.94%	455
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.715228	16.918435	14.97%	2,510
2013	11.038815	14.715228	33.30%	3,622
2012	9.657332	11.038815	14.31%	3,685
2011	10.062592	9.657332	-4.03%	4,569
2010	8.560970	10.062592	17.54%	4,515
2009	6.678536	8.560970	28.19%	12,574
2008*	10.000000	6.678536	-33.21%	1,402

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.496234	20.703703	1.01%	120
2013	14.457727	20.496234	41.77%	195
2012	12.972612	14.457727	11.45%	197
2011	13.289367	12.972612	-2.38%	198
2010	10.782030	13.289367	23.25%	198
2009	8.609756	10.782030	25.23%	199
2008	16.355772	8.609756	-47.36%	889
2007	15.169611	16.355772	7.82%	3,473
2006	14.959391	15.169611	1.41%	3,619
2005	14.085392	14.959391	6.21%	3,835
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	34.200174	35.961220	5.15%	2,745
2013	24.792609	34.200174	37.95%	3,228
2012	20.951558	24.792609	18.33%	3,728
2011	22.463020	20.951558	-6.73%	6,961
2010	18.058391	22.463020	24.39%	7,743
2009	14.562495	18.058391	24.01%	6,428
2008	21.846505	14.562495	-33.34%	560
2007	23.884569	21.846505	-8.53%	9,892
2006	20.724738	23.884569	15.25%	12,858
2005	20.463931	20.724738	1.27%	14,754
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	32.042038	31.737871	-0.95%	764
2013	23.144646	32.042038	38.44%	780
2012	20.395934	23.144646	13.48%	834
2011	21.980421	20.395934	-7.21%	852
2010	17.851607	21.980421	23.13%	2,515
2009	13.488714	17.851607	32.34%	4,805
2008	22.211989	13.488714	-39.27%	2,839
2007	22.137835	22.211989	0.33%	3,345
2006	20.110129	22.137835	10.08%	3,793
2005	18.222675	20.110129	10.36%	4,964
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.763041	14.062983	10.19%	1,700
2013	9.908538	12.763041	28.81%	1,700
2012	8.830265	9.908538	12.21%	1,923
2011	8.939945	8.830265	-1.23%	1,923
2010	8.020350	8.939945	11.47%	1,923
2009	6.473769	8.020350	23.89%	4,475
2008	11.274443	6.473769	-42.58%	4,248
2007	10.608433	11.274443	6.28%	3,984
2006	9.501937	10.608433	11.64%	3,304
2005	9.000863	9.501937	5.57%	3,423

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.056729	14.001209	26.63%	6,687
2013	10.921107	11.056729	1.24%	8,141
2012	9.600461	10.921107	13.76%	10,020
2011	9.174654	9.600461	4.64%	19,674
2010	7.172938	9.174654	27.91%	20,826
2009	5.580156	7.172938	28.54%	24,352
2008*	10.000000	5.580156	-44.20%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.663193	12.957639	11.10%	0
2013*	10.000000	11.663193	16.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	1,357
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.531398	12.872484	2.72%	0
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.051858	14.486038	-9.75%	287
2013	13.604035	16.051858	17.99%	287
2012	11.581113	13.604035	17.47%	287
2011	13.459684	11.581113	-13.96%	287
2010	12.881784	13.459684	4.49%	676
2009*	10.000000	12.881784	28.82%	1,184
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.181143	10.063981	-1.15%	59
2013	10.298975	10.181143	-1.14%	59
2012	10.021374	10.298975	2.77%	0
2011	10.170023	10.021374	-1.46%	0
2010	9.831558	10.170023	3.44%	0
2009	8.829886	9.831558	11.34%	3,070
2008	10.381283	8.829886	-14.94%	4,103
2007	10.085950	10.381283	2.93%	4,040
2006	9.851160	10.085950	2.38%	2,442
2005	9.883486	9.851160	-0.33%	2,577

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.158362	17.443153	1.66%	20
2013	11.975051	17.158362	43.28%	20
2012	11.200794	11.975051	6.91%	0
2011	11.522095	11.200794	-2.79%	0
2010	9.804385	11.522095	17.52%	0
2009	8.129291	9.804385	20.61%	0
2008	13.670639	8.129291	-40.53%	0
2007	13.844223	13.670639	-1.25%	0
2006	13.387078	13.844223	3.41%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.161430	19.696124	8.45%	389
2013	13.433360	18.161430	35.20%	18
2012	12.320466	13.433360	9.03%	0
2011	12.938030	12.320466	-4.77%	1,789
2010	10.718556	12.938030	20.71%	1,964
2009	8.300816	10.718556	29.13%	1,789
2008	13.952052	8.300816	-40.50%	0
2007	13.197166	13.952052	5.72%	988
2006	11.812879	13.197166	11.72%	0
2005	11.251154	11.812879	4.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	14.529958	16.475408	13.39%	0
2013	11.398728	14.529958	27.47%	0
2012	10.166772	11.398728	12.12%	0
2011	10.467779	10.166772	-2.88%	0
2010	9.737144	10.467779	7.50%	0
2009	6.857644	9.737144	41.99%	9,296
2008	12.811846	6.857644	-46.47%	4,274
2007	11.424764	12.811846	12.14%	4,343
2006	10.771549	11.424764	6.06%	10,178
2005	10.431004	10.771549	3.26%	10,223
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	14.090359	14.644506	3.93%	2,409
2013	10.546214	14.090359	33.61%	2,483
2012	9.218347	10.546214	14.40%	2,925
2011	9.280512	9.218347	-0.67%	3,002
2010	7.410380	9.280512	25.24%	3,352
2009	5.687744	7.410380	30.29%	4,568
2008	11.366549	5.687744	-49.96%	1,290
2007	10.881080	11.366549	4.46%	5,205
2006	10.756467	10.881080	1.16%	5,926
2005	9.746041	10.756467	10.37%	6,383

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.279742	17.366492	0.50%	2,095
2013	13.814949	17.279742	25.08%	691
2012	11.595718	13.814949	19.14%	691
2011	12.868770	11.595718	-9.89%	1,599
2010	11.294605	12.868770	13.94%	1,599
2009	8.224685	11.294605	37.33%	3,712
2008	13.996399	8.224685	-41.24%	1,758
2007	13.400279	13.996399	4.45%	4,787
2006	11.588105	13.400279	15.64%	6,266
2005	10.317629	11.588105	12.31%	6,513
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.956410	10.059849	1.04%	529
2013	10.147191	9.956410	-1.88%	385
2012*	10.000000	10.147191	1.47%	239
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.006445	-9.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	13.962030	15.185963	8.77%	7,242
2013	10.784102	13.962030	29.47%	7,324
2012	9.392031	10.784102	14.82%	7,336
2011	9.560353	9.392031	-1.76%	8,339
2010	8.380574	9.560353	14.08%	11,698
2009	6.649117	8.380574	26.04%	13,927
2008	10.999158	6.649117	-39.55%	14,775
2007	10.721832	10.999158	2.59%	26,117
2006	9.486847	10.721832	13.02%	27,382
2005	9.110826	9.486847	4.13%	24,994
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.916140	16.403999	9.97%	250
2013	10.765896	14.916140	38.55%	265
2012	9.287529	10.765896	15.92%	309
2011	9.666488	9.287529	-3.92%	312
2010	7.972456	9.666488	21.25%	248
2009	5.914539	7.972456	34.79%	197
2008	9.683209	5.914539	-38.92%	669
2007	9.977364	9.683209	-2.95%	1,024
2006*	10.000000	9.977364	-0.23%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.671216	-3.29%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.773874	11.602645	-1.45%	0
2013	12.825863	11.773874	-8.20%	0
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	407
2010	10.837712	11.646011	7.46%	407
2009*	10.000000	10.837712	8.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.402909	11.287188	-1.01%	4,034
2013	11.633026	11.402909	-1.98%	3,963
2012	11.196933	11.633026	3.89%	3,682
2011	11.282116	11.196933	-0.76%	4,940
2010	10.916941	11.282116	3.35%	4,970
2009*	10.000000	10.916941	9.17%	343
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.958631	13.125427	1.29%	0
2013	14.528598	12.958631	-10.81%	0
2012	13.597643	14.528598	6.85%	0
2011	12.393052	13.597643	9.72%	0
2010	11.667396	12.393052	6.22%	0
2009	10.034276	11.667396	16.28%	0
2008	10.984617	10.034276	-8.65%	0
2007	10.105530	10.984617	8.70%	0
2006*	10.000000	10.105530	1.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.300621	14.650434	2.45%	0
2013	14.845654	14.300621	-3.67%	0
2012	13.787185	14.845654	7.68%	0
2011	13.543862	13.787185	1.80%	0
2010	12.750597	13.543862	6.22%	0
2009	11.381117	12.750597	12.03%	0
2008	11.058681	11.381117	2.92%	0
2007	10.351694	11.058681	6.83%	0
2006*	10.000000	10.351694	3.52%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.325496	10.567590	2.34%	835
2013	10.729699	10.325496	-3.77%	4,081
2012	9.973762	10.729699	7.58%	4,109
2011*	10.000000	9.973762	-0.26%	4,124

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.446304	12.738205	-5.27%	0
2013	11.311786	13.446304	18.87%	0
2012	10.700031	11.311786	5.72%	0
2011	12.389635	10.700031	-13.64%	0
2010	9.702986	12.389635	27.69%	0
2009	6.248772	9.702986	55.28%	0
2008	11.211650	6.248772	-44.27%	0
2007	10.975888	11.211650	2.15%	0
2006*	10.000000	10.975888	9.76%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.700606	27.978326	28.93%	349
2013	14.674413	21.700606	47.88%	64
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.758552	12.460272	5.97%	23,178
2013	12.006058	11.758552	-2.06%	23,178
2012	11.166290	12.006058	7.52%	23,178
2011	10.757106	11.166290	3.80%	23,178
2010	10.218571	10.757106	5.27%	23,178
2009	9.485673	10.218571	7.73%	23,178
2008	10.751862	9.485673	-11.78%	912
2007	10.378444	10.751862	3.60%	810
2006*	10.000000	10.378444	3.78%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	30.603903	30.948548	1.13%	22
2013	34.135953	30.603903	-10.35%	22
2012	29.454889	34.135953	15.89%	22
2011	28.008321	29.454889	5.16%	22
2010	25.975701	28.008321	7.83%	1,372
2009	20.304342	25.975701	27.93%	509
2008	24.306399	20.304342	-16.47%	23
2007	23.224597	24.306399	4.66%	23
2006	21.331723	23.224597	8.87%	23
2005	19.341108	21.331723	10.29%	31

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.670787	15.728275	0.37%	0
2013	13.756207	15.670787	13.92%	0
2012	12.299045	13.756207	11.85%	0
2011	12.995778	12.299045	-5.36%	0
2010	12.515741	12.995778	3.84%	0
2009	9.611928	12.515741	30.21%	0
2008	17.667815	9.611928	-45.60%	0
2007	15.694352	17.667815	12.57%	0
2006	12.764781	15.694352	22.95%	0
2005	11.696801	12.764781	9.13%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	34.134686	33.398057	-2.16%	203
2013	31.014584	34.134686	10.06%	212
2012	24.319064	31.014584	27.53%	222
2011	33.330410	24.319064	-27.04%	232
2010	26.744986	33.330410	24.62%	241
2009	12.769075	26.744986	109.45%	248
2008	36.903113	12.769075	-65.40%	316
2007	27.296134	36.903113	35.20%	377
2006	19.915683	27.296134	37.06%	0
2005	15.355819	19.915683	29.69%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	39.076577	31.057654	-20.52%	64
2013	35.982254	39.076577	8.60%	90
2012	35.425248	35.982254	1.57%	358
2011	43.154658	35.425248	-17.91%	0
2010	33.986489	43.154658	26.98%	0
2009	21.958264	33.986489	54.78%	0
2008	41.485693	21.958264	-47.07%	0
2007	29.051620	41.485693	42.80%	0
2006	23.750531	29.051620	22.32%	0
2005	15.937007	23.750531	49.03%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.584689	16.873703	8.27%	0
2013	11.843756	15.584689	31.59%	0
2012	10.367472	11.843756	14.24%	0
2011	11.324974	10.367472	-8.45%	0
2010	10.260024	11.324974	10.38%	0
2009	8.218680	10.260024	24.84%	0
2008	13.463535	8.218680	-38.96%	0
2007	12.464193	13.463535	8.02%	0
2006	11.158924	12.464193	11.70%	0
2005	10.443650	11.158924	6.85%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.828936	22.972247	-3.60%	14
2013	16.143913	23.828936	47.60%	14
2012	15.233148	16.143913	5.98%	0
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0
2009*	10.000000	13.047121	30.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.201489	25.891957	6.98%	0
2013	17.905929	24.201489	35.16%	0
2012	15.392105	17.905929	16.33%	0
2011	17.152655	15.392105	-10.26%	802
2010	13.797970	17.152655	24.31%	917
2009	9.849380	13.797970	40.09%	865
2008	15.610701	9.849380	-36.91%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.730209	12.913569	1.44%	2,308
2013	14.164666	12.730209	-10.13%	2,521
2012	13.432801	14.164666	5.45%	965
2011	12.240643	13.432801	9.74%	635
2010	11.857942	12.240643	3.23%	379
2009	10.956148	11.857942	8.23%	774
2008	11.337083	10.956148	-3.36%	660
2007	10.544885	11.337083	7.51%	0
2006	10.569860	10.544885	-0.24%	0
2005	10.597463	10.569860	-0.26%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	14.139322	15.620915	10.48%	2,358
2013	10.600939	14.139322	33.38%	2,375
2012	9.408468	10.600939	12.67%	2,931
2011	9.291404	9.408468	1.26%	2,611
2010	8.288964	9.291404	12.09%	2,679
2009	7.147456	8.288964	15.97%	2,835
2008	11.127253	7.147456	-35.77%	2,099
2007	11.339995	11.127253	-1.88%	8,398
2006	9.862054	11.339995	14.99%	8,856
2005	9.597814	9.862054	2.75%	9,248
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	14.525214	13.478241	-7.21%	0
2013	12.083353	14.525214	20.21%	0
2012	10.156108	12.083353	18.98%	0
2011	11.757951	10.156108	-13.62%	0
2010	10.568405	11.757951	11.26%	0
2009	8.045538	10.568405	31.36%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.704316	19.097665	14.33%	0
2013	13.073286	16.704316	27.77%	0
2012	11.444774	13.073286	14.23%	0
2011	11.735524	11.444774	-2.48%	1,084
2010	10.021054	11.735524	17.11%	220
2009	7.853122	10.021054	27.61%	523
2008	10.571090	7.853122	-25.71%	1,296
2007	11.019999	10.571090	-4.07%	207
2006*	10.000000	11.019999	10.20%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	20.964844	23.280381	11.04%	0
2013	16.207003	20.964844	29.36%	0
2012	14.405116	16.207003	12.51%	0
2011	14.521309	14.405116	-0.80%	0
2010	13.037303	14.521309	11.38%	0
2009	11.076166	13.037303	17.71%	15,276
2008	15.404195	11.076166	-28.10%	11,686
2007	16.537923	15.404195	-6.86%	12,883
2006	14.192711	16.537923	16.52%	12,740
2005	13.759467	14.192711	3.15%	15,650
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.888462	14.902965	0.10%	78
2013	13.251063	14.888462	12.36%	78
2012	12.271448	13.251063	7.98%	78
2011	12.967969	12.271448	-5.37%	501
2010	12.031177	12.967969	7.79%	2,055
2009*	10.000000	12.031177	20.31%	1,896
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.852666	8.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	22.623222	23.353793	3.23%	704
2013	16.371879	22.623222	38.18%	710
2012	14.405049	16.371879	13.65%	877
2011	14.586471	14.405049	-1.24%	724
2010	11.804780	14.586471	23.56%	731
2009	9.614918	11.804780	22.78%	2,736
2008	14.172865	9.614918	-32.16%	2,742
2007	14.529282	14.172865	-2.45%	2,752
2006	12.931332	14.529282	12.36%	2,912
2005	12.279419	12.931332	5.31%	2,807

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	11.229924	12.511330	11.41%	53
2013	8.512216	11.229924	31.93%	806
2012	7.741565	8.512216	9.95%	332
2011	7.812755	7.741565	-0.91%	1,482
2010	6.929234	7.812755	12.75%	4,707
2009	5.275457	6.929234	31.35%	6,262
2008	8.192611	5.275457	-35.61%	1,565
2007	7.740926	8.192611	5.84%	821
2006	7.218294	7.740926	7.24%	774
2005	7.093745	7.218294	1.76%	781
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	13.276376	14.787621	11.38%	1,492
2013	10.239975	13.276376	29.65%	2,119
2012	9.010109	10.239975	13.65%	2,409
2011	9.005817	9.010109	0.05%	2,937
2010	7.985805	9.005817	12.77%	6,342
2009	6.437029	7.985805	24.06%	6,760
2008	10.428608	6.437029	-38.28%	6,045
2007	10.090526	10.428608	3.35%	2,278
2006	8.896205	10.090526	13.43%	3,084
2005	8.652843	8.896205	2.81%	2,984
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.251552	15.127459	6.15%	1,550
2013	11.983707	14.251552	18.92%	1,534
2012	11.051189	11.983707	8.44%	2,341
2011	10.322980	11.051189	7.05%	1,713
2010	9.115753	10.322980	13.24%	4,709
2009	7.574182	9.115753	20.35%	5,044
2008	10.948671	7.574182	-30.82%	1,520
2007	10.408105	10.948671	5.19%	1,487
2006	9.099044	10.408105	14.39%	4,049
2005	8.876728	9.099044	2.50%	4,078
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	16.048318	14.290593	-10.95%	0
2013	13.287121	16.048318	20.78%	0
2012	12.010027	13.287121	10.63%	0
2011	15.002516	12.010027	-19.95%	0
2010	14.625726	15.002516	2.58%	0
2009	11.371635	14.625726	28.62%	0
2008	18.475854	11.371635	-38.45%	0
2007	18.065975	18.475854	2.27%	0
2006	15.005301	18.065975	20.40%	0
2005	13.655870	15.005301	9.88%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.788484	15.751440	-0.23%	0
2013	10.823162	15.788484	45.88%	0
2012	9.142064	10.823162	18.39%	0
2011	10.805526	9.142064	-15.39%	0
2010	8.389944	10.805526	28.79%	0
2009	6.778749	8.389944	23.77%	0
2008	11.061695	6.778749	-38.72%	0
2007	12.666536	11.061695	-12.67%	0
2006	12.429497	12.666536	1.91%	0
2005	11.962700	12.429497	3.90%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.878201	-1.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.329991	16.644322	1.92%	3,716
2013	16.458981	16.329991	-0.78%	4,086
2012	15.276254	16.458981	7.74%	4,874
2011	15.209865	15.276254	0.44%	4,818
2010	14.274621	15.209865	6.55%	4,862
2009	12.069728	14.274621	18.27%	6,201
2008	13.257135	12.069728	-8.96%	6,817
2007	12.811703	13.257135	3.48%	3,840
2006	12.525554	12.811703	2.28%	4,003
2005	12.591152	12.525554	-0.52%	3,918
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.273359	13.601369	2.47%	0
2013	11.920188	13.273359	11.35%	0
2012	10.869096	11.920188	9.67%	0
2011	11.099430	10.869096	-2.08%	0
2010	10.025789	11.099430	10.71%	0
2009	8.223364	10.025789	21.92%	0
2008	11.177043	8.223364	-26.43%	0
2007	10.477185	11.177043	6.68%	0
2006*	10.000000	10.477185	4.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.112611	13.477175	2.78%	0
2013	11.515609	13.112611	13.87%	0
2012	10.360793	11.515609	11.15%	0
2011	10.670314	10.360793	-2.90%	0
2010	9.488059	10.670314	12.46%	0
2009	7.502903	9.488059	26.46%	0
2008	11.355067	7.502903	-33.92%	0
2007	10.497095	11.355067	8.17%	0
2006*	10.000000	10.497095	4.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.270970	13.665628	2.97%	67
2013	11.123029	13.270970	19.31%	67
2012	9.808751	11.123029	13.40%	63
2011	10.264947	9.808751	-4.44%	44
2010	9.011193	10.264947	13.91%	29
2009	6.983293	9.011193	29.04%	35
2008	11.484335	6.983293	-39.19%	109
2007	10.517174	11.484335	9.20%	29
2006*	10.000000	10.517174	5.17%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	19.876369	21.825046	9.80%	0
2013	15.433642	19.876369	28.79%	0
2012	13.513371	15.433642	14.21%	0
2011	14.133272	13.513371	-4.39%	0
2010	12.289568	14.133272	15.00%	0
2009	9.224818	12.289568	33.22%	9,981
2008	16.370316	9.224818	-43.65%	14,984
2007	14.187919	16.370316	15.38%	14,314
2006	12.946768	14.187919	9.59%	10,657
2005	11.282485	12.946768	14.75%	11,102
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.843248	10.145183	-14.34%	5,368
2013	9.714618	11.843248	21.91%	5,036
2012	9.445903	9.714618	2.84%	5,032
2011	10.146276	9.445903	-6.90%	6,538
2010	8.671008	10.146276	17.01%	6,749
2009	5.983448	8.671008	44.92%	5,577
2008	13.364194	5.983448	-55.23%	4,271
2007	9.345118	13.364194	43.01%	204
2006*	10.000000	9.345118	-6.55%	635
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.917510	15.915647	6.69%	6,910
2013	11.866714	14.917510	25.71%	7,496
2012	10.312273	11.866714	15.07%	8,528
2011	10.411498	10.312273	-0.95%	9,995
2010	9.212249	10.411498	13.02%	11,849
2009	7.214519	9.212249	27.69%	12,841
2008	12.823164	7.214519	-43.74%	15,052
2007	12.876979	12.823164	-0.42%	10,853
2006	10.919664	12.876979	17.92%	9,261
2005	10.513858	10.919664	3.86%	8,689

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	11.284270	12.422333	10.09%	0
2013	8.340233	11.284270	35.30%	0
2012	7.109686	8.340233	17.31%	0
2011	7.085232	7.109686	0.35%	0
2010	5.834798	7.085232	21.43%	0
2009	4.077511	5.834798	43.10%	267
2008	9.240175	4.077511	-55.87%	267
2007	7.648109	9.240175	20.82%	267
2006	7.395864	7.648109	3.41%	267
2005	6.917967	7.395864	6.91%	313
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.539586	13.691579	9.19%	1,452
2013	9.375162	12.539586	33.75%	1,708
2012	8.335019	9.375162	12.48%	1,967
2011	8.475516	8.335019	-1.66%	3,535
2010	6.957073	8.475516	21.83%	6,807
2009	5.528456	6.957073	25.84%	7,030
2008	10.669839	5.528456	-48.19%	6,225
2007	8.564968	10.669839	24.58%	4,433
2006	8.171451	8.564968	4.82%	3,272
2005	7.874090	8.171451	3.78%	3,213
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.266866	13.168063	-0.74%	86
2013	12.760502	13.266866	3.97%	86
2012	11.379525	12.760502	12.14%	86
2011	11.149869	11.379525	2.06%	86
2010	9.978355	11.149869	11.74%	86
2009	7.067396	9.978355	41.19%	112
2008	9.604171	7.067396	-26.41%	194
2007	9.528048	9.604171	0.80%	301
2006	8.726729	9.528048	9.18%	1,018
2005	8.667545	8.726729	0.68%	1,039
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.049653	13.552134	3.85%	0
2013	13.544812	13.049653	-3.66%	772
2012	13.041358	13.544812	3.86%	707
2011	12.386820	13.041358	5.28%	1,252
2010	11.714253	12.386820	5.74%	1,058
2009	10.312555	11.714253	13.59%	3,205
2008	10.865053	10.312555	-5.09%	1,780
2007	10.618101	10.865053	2.33%	874
2006	10.366426	10.618101	2.43%	1,121
2005	10.340808	10.366426	0.25%	1,652

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.179140	15.829512	4.28%	154
2013	11.360376	15.179140	33.61%	154
2012	10.081964	11.360376	12.68%	154
2011	11.498770	10.081964	-12.32%	1,300
2010	9.097945	11.498770	26.39%	3,946
2009	6.616903	9.097945	37.50%	4,097
2008	11.139451	6.616903	-40.60%	2,630
2007	9.823392	11.139451	13.40%	1,326
2006*	10.000000	9.823392	-1.77%	159
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.306840	12.902709	-9.81%	65
2013	11.174489	14.306840	28.03%	65
2012	9.440539	11.174489	18.37%	65
2011	11.614303	9.440539	-18.72%	65
2010	10.467057	11.614303	10.96%	65
2009	8.430171	10.467057	24.16%	65
2008	15.293567	8.430171	-44.88%	87
2007	13.288820	15.293567	15.09%	88
2006	11.472699	13.288820	15.83%	89
2005	9.819415	11.472699	16.84%	102
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.193454	21.157060	4.77%	231
2013	15.764033	20.193454	28.10%	231
2012	12.630580	15.764033	24.81%	247
2011	14.110221	12.630580	-10.49%	341
2010	11.362675	14.110221	24.18%	460
2009	7.351459	11.362675	54.56%	734
2008	15.333778	7.351459	-52.06%	280
2007	14.788293	15.333778	3.69%	224
2006	12.959498	14.788293	14.11%	108
2005	12.867635	12.959498	0.71%	94
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	1,466
2009	6.575833	8.410983	27.91%	1,386
2008*	10.000000	6.575833	-34.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.299561	14.690328	2.73%	5,146
2013	12.779929	14.299561	11.89%	4,398
2012	11.552993	12.779929	10.62%	3,339
2011	11.490332	11.552993	0.55%	3,914
2010	10.384783	11.490332	10.65%	5,033
2009	7.798968	10.384783	33.16%	5,074
2008	11.290361	7.798968	-30.92%	2,576
2007	11.082100	11.290361	1.88%	242
2006*	10.000000	11.082100	10.82%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.982387	14.796668	-1.24%	170
2013	11.198664	14.982387	33.79%	170
2012	9.633078	11.198664	16.25%	170
2011	10.192590	9.633078	-5.49%	170
2010	8.094732	10.192590	25.92%	1,949
2009	6.382308	8.094732	26.83%	2,003
2008	9.703244	6.382308	-34.23%	1,488
2007	10.123035	9.703244	-4.15%	558
2006*	10.000000	10.123035	1.23%	524
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.314957	-6.85%	155
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.383335	16.086993	-12.49%	0
2013	15.185848	18.383335	21.06%	0
2012	13.039889	15.185848	16.46%	0
2011	14.827262	13.039889	-12.05%	0
2010	13.893531	14.827262	6.72%	0
2009	10.301446	13.893531	34.87%	0
2008	17.553065	10.301446	-41.31%	0
2007	15.438929	17.553065	13.69%	0
2006	12.918153	15.438929	19.51%	0
2005	11.906848	12.918153	8.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.628951	-13.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.963480	-0.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.091936	11.437351	3.11%	0
2013	9.469055	11.091936	17.14%	0
2012	8.272264	9.469055	14.47%	0
2011	10.005079	8.272264	-17.32%	0
2010	8.806620	10.005079	13.61%	0
2009	7.490245	8.806620	17.57%	0
2008	12.379923	7.490245	-39.50%	0
2007	11.579240	12.379923	6.91%	0
2006*	10.000000	11.579240	15.79%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.598841	13.986574	11.01%	0
2013	9.829646	12.598841	28.17%	0
2012	8.645070	9.829646	13.70%	0
2011	9.201330	8.645070	-6.05%	0
2010	7.545711	9.201330	21.94%	0
2009	5.337520	7.545711	41.37%	0
2008	9.054036	5.337520	-41.05%	0
2007	10.294666	9.054036	-12.05%	0
2006*	10.000000	10.294666	2.95%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.518243	14.165738	4.79%	0
2013	12.040533	13.518243	12.27%	0
2012	10.823611	12.040533	11.24%	0
2011	10.949984	10.823611	-1.15%	0
2010	10.085370	10.949984	8.57%	0
2009	8.175042	10.085370	23.37%	0
2008	11.435451	8.175042	-28.51%	0
2007	10.983055	11.435451	4.12%	0
2006*	10.000000	10.983055	9.83%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.461441	15.282018	5.67%	0
2013	11.054817	14.461441	30.82%	0
2012	9.746816	11.054817	13.42%	0
2011	10.376119	9.746816	-6.06%	0
2010	9.060730	10.376119	14.52%	0
2009	6.936971	9.060730	30.62%	0
2008	11.473043	6.936971	-39.54%	0
2007	11.364523	11.473043	0.95%	0
2006*	10.000000	11.364523	13.65%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.326510	16.435639	0.67%	0
2013	15.482752	16.326510	5.45%	0
2012	13.726431	15.482752	12.80%	0
2011	13.982588	13.726431	-1.83%	0
2010	12.335251	13.982588	13.35%	0
2009	7.271256	12.335251	69.64%	0
2008	10.575008	7.271256	-31.24%	0
2007	10.550892	10.575008	0.23%	0
2006*	10.000000	10.550892	5.51%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.044647	18.443451	-3.16%	0
2013	14.177200	19.044647	34.33%	0
2012	12.080917	14.177200	17.35%	0
2011	12.896250	12.080917	-6.32%	0
2010	10.774487	12.896250	19.69%	0
2009	7.036352	10.774487	53.13%	0
2008	11.667543	7.036352	-39.69%	0
2007	10.777697	11.667543	8.26%	0
2006*	10.000000	10.777697	7.78%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.851537	16.699280	-0.90%	0
2013	12.871150	16.851537	30.92%	0
2012	11.191709	12.871150	15.01%	0
2011	12.319796	11.191709	-9.16%	0
2010	10.649896	12.319796	15.68%	0
2009	7.535134	10.649896	41.34%	0
2008	10.726764	7.535134	-29.75%	0
2007	10.725035	10.726764	0.02%	0
2006*	10.000000	10.725035	7.25%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.772671	14.715113	6.84%	0
2013	9.923033	13.772671	38.79%	0
2012	9.058624	9.923033	9.54%	0
2011	9.408673	9.058624	-3.72%	0
2010	7.364449	9.408673	27.76%	0
2009	5.547115	7.364449	32.76%	0
2008	10.703912	5.547115	-48.18%	0
2007	10.322697	10.703912	3.69%	0
2006*	10.000000	10.322697	3.23%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.855863	13.416451	13.16%	0
2013	9.411972	11.855863	25.97%	0
2012	8.657290	9.411972	8.72%	0
2011	9.213839	8.657290	-6.04%	0
2010	8.043524	9.213839	14.55%	0
2009	6.145592	8.043524	30.88%	0
2008	9.945198	6.145592	-38.21%	0
2007	10.795843	9.945198	-7.88%	0
2006*	10.000000	10.795843	7.96%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.097137	11.084997	-8.37%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	0
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.253498	14.113345	6.49%	0
2013	9.630791	13.253498	37.62%	0
2012*	10.000000	9.630791	-3.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.516740	16.482122	6.22%	0
2013	11.302953	15.516740	37.28%	0
2012	10.150694	11.302953	11.35%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	17.555121	18.643460	6.20%	0
2013	13.831251	17.555121	26.92%	0
2012	12.368371	13.831251	11.83%	0
2011	12.602586	12.368371	-1.86%	0
2010	11.714118	12.602586	7.58%	0
2009	9.297774	11.714118	25.99%	0
2008	13.553858	9.297774	-31.40%	0
2007	12.767365	13.553858	6.16%	0
2006	11.140045	12.767365	14.61%	0
2005	10.771427	11.140045	3.42%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.359835	13.233923	7.07%	0
2013	10.054320	12.359835	22.93%	0
2012	9.095213	10.054320	10.55%	0
2011*	10.000000	9.095213	-9.05%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.772585	20.885552	17.52%	0
2013	12.877405	17.772585	38.01%	0
2012	10.847065	12.877405	18.72%	0
2011	10.625785	10.847065	2.08%	0
2010	10.276530	10.625785	3.40%	0
2009	8.196514	10.276530	25.38%	0
2008	11.693634	8.196514	-29.91%	0
2007	10.646930	11.693634	9.83%	0
2006*	10.000000	10.646930	6.47%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.132184	12.530129	12.56%	0
2013	11.036798	11.132184	0.86%	0
2012	8.772637	11.036798	25.81%	0
2011	9.555068	8.772637	-8.19%	0
2010	8.279941	9.555068	15.40%	0
2009	6.410653	8.279941	29.16%	0
2008	11.794234	6.410653	-45.65%	0
2007	12.716035	11.794234	-7.25%	0
2006*	10.000000	12.716035	27.16%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	21.652997	21.333671	-1.47%	0
2013	18.527122	21.652997	16.87%	0
2012	16.330889	18.527122	13.45%	0
2011	17.831844	16.330889	-8.42%	0
2010	16.088873	17.831844	10.83%	0
2009	12.114333	16.088873	32.81%	0
2008	20.692453	12.114333	-41.46%	0
2007	18.369787	20.692453	12.64%	0
2006	14.587008	18.369787	25.93%	0
2005	12.595427	14.587008	15.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.021428	13.770565	5.75%	73
2013	9.706928	13.021428	34.15%	73
2012*	10.000000	9.706928	-2.93%	69
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	28.894204	26.880030	-6.97%	1,067
2013	23.514093	28.894204	22.88%	1,067
2012	20.093013	23.514093	17.03%	1,067
2011	22.049524	20.093013	-8.87%	1,632
2010	20.660999	22.049524	6.72%	6,626
2009*	10.000000	20.660999	22.80%	6,294

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	23.841165	23.857974	0.07%	0
2013	21.971242	23.841165	8.51%	0
2012	18.859306	21.971242	16.50%	119
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.574873	22.853781	5.93%	106
2013	16.908213	21.574873	27.60%	106
2012	15.162773	16.908213	11.51%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.066652	13.917982	6.52%	1,233
2013	10.166150	13.066652	28.53%	1,506
2012	8.358639	10.166150	21.62%	1,546
2011	9.146474	8.358639	-8.61%	1,635
2010	8.747266	9.146474	4.56%	4,546
2009	6.100431	8.747266	43.39%	6,421
2008	11.155504	6.100431	-45.31%	3,122
2007	8.314866	11.155504	34.16%	5,366
2006	7.759494	8.314866	7.16%	5,352
2005	7.019832	7.759494	10.54%	5,894
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.574390	7.059545	7.38%	44
2013	4.944817	6.574390	32.96%	60
2012	4.226345	4.944817	17.00%	155
2011	4.711594	4.226345	-10.30%	66
2010	3.856916	4.711594	22.16%	186
2009	2.503305	3.856916	54.07%	186
2008	4.550037	2.503305	-44.98%	186
2007	3.807684	4.550037	19.50%	66
2006	3.595815	3.807684	5.89%	66
2005	3.282397	3.595815	9.55%	66
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.516487	11.666843	-13.68%	335
2013	12.044112	13.516487	12.22%	337
2012	10.837024	12.044112	11.14%	331
2011	16.309798	10.837024	-33.56%	2
2010	13.284886	16.309798	22.77%	684
2009	7.554689	13.284886	75.85%	684
2008	16.105099	7.554689	-53.09%	681
2007	12.812019	16.105099	25.70%	149
2006	8.897329	12.812019	44.00%	149
2005	6.866639	8.897329	29.57%	318

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.412792	24.204048	13.04%	204
2013	16.481411	21.412792	29.92%	204
2012	13.943047	16.481411	18.21%	515
2011	13.897772	13.943047	0.33%	204
2010	11.463604	13.897772	21.23%	204
2009	9.213885	11.463604	24.42%	718
2008	14.048162	9.213885	-34.41%	878
2007	13.964449	14.048162	0.60%	878
2006	12.170188	13.964449	14.74%	878
2005	11.347239	12.170188	7.25%	869
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.421191	-5.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.470201	19.503523	-9.16%	0
2013	15.482049	21.470201	38.68%	0
2012	13.041164	15.482049	18.72%	164
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.246483	20.828312	8.22%	87
2013	14.454038	19.246483	33.16%	87
2012	12.702176	14.454038	13.79%	87
2011	12.995137	12.702176	-2.25%	0
2010	11.898593	12.995137	9.22%	0
2009	9.895116	11.898593	20.25%	430
2008	14.982427	9.895116	-33.96%	2,017
2007	14.181624	14.982427	5.65%	148
2006	11.983493	14.181624	18.34%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	437
2011	10.713597	10.334130	-3.54%	1,153
2010*	10.000000	10.713597	7.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.873186	8.607420	9.33%	541
2013	6.179610	7.873186	27.41%	975
2012	5.519244	6.179610	11.96%	1,179
2011	5.659283	5.519244	-2.47%	2,280
2010	4.832753	5.659283	17.10%	2,061
2009	3.687157	4.832753	31.07%	1,911
2008	6.126045	3.687157	-39.81%	386
2007	5.218917	6.126045	17.38%	140
2006	5.005591	5.218917	4.26%	140
2005	4.785963	5.005591	4.59%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.936841	22.146378	11.08%	5,495
2013	15.392176	19.936841	29.53%	5,898
2012	13.670505	15.392176	12.59%	6,251
2011	13.831129	13.670505	-1.16%	6,315
2010	12.413156	13.831129	11.42%	12,350
2009*	10.000000	12.413156	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.626690	14.049200	3.10%	3,671
2013	11.255546	13.626690	21.07%	3,052
2012	9.905519	11.255546	13.63%	3,205
2011	9.993847	9.905519	-0.88%	2,551
2010	9.085128	9.993847	10.00%	3,253
2009	7.496405	9.085128	21.19%	3,219
2008	10.870847	7.496405	-31.04%	6,964
2007	10.430613	10.870847	4.22%	442
2006*	10.000000	10.430613	4.31%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.936849	11.274673	3.09%	422
2013	11.431553	10.936849	-4.33%	422
2012	11.090766	11.431553	3.07%	422
2011	10.682066	11.090766	3.83%	422
2010	10.263054	10.682066	4.08%	861
2009	9.318922	10.263054	10.13%	932
2008	10.529215	9.318922	-11.49%	525
2007	10.412741	10.529215	1.12%	938
2006*	10.000000	10.412741	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.859259	14.859628	0.00%	93
2013	11.762560	14.859259	26.33%	93
2012	9.811580	11.762560	19.88%	93
2011	11.016702	9.811580	-10.94%	93
2010	10.079451	11.016702	9.30%	0
2009	7.248531	10.079451	39.06%	0
2008	12.029430	7.248531	-39.74%	0
2007	10.712318	12.029430	12.30%	0
2006*	10.000000	10.712318	7.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.390128	14.209820	6.12%	71
2013	10.520324	13.390128	27.28%	71
2012	9.125578	10.520324	15.28%	67
2011	9.749596	9.125578	-6.40%	47
2010	8.399928	9.749596	16.07%	1,437
2009	6.163543	8.399928	36.28%	1,413
2008	11.251384	6.163543	-45.22%	4,617
2007	10.240314	11.251384	9.87%	2,314
2006*	10.000000	10.240314	2.40%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	0
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
2009	5.943759	7.628096	28.34%	0
2008	9.772893	5.943759	-39.18%	0
2007*	10.000000	9.772893	-2.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.622945	17.747090	0.70%	540
2013	16.760602	17.622945	5.15%	368
2012	14.899655	16.760602	12.49%	378
2011	14.614184	14.899655	1.95%	389
2010	13.151905	14.614184	11.12%	400
2009	9.173240	13.151905	43.37%	663
2008	12.972417	9.173240	-29.29%	696
2007	12.809951	12.972417	1.27%	962
2006	11.793567	12.809951	8.62%	1,084
2005	11.729931	11.793567	0.54%	1,260
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	13.183176	14.132783	7.20%	1,000
2013	9.897285	13.183176	33.20%	1,000
2012	8.508124	9.897285	16.33%	1,000
2011	8.870012	8.508124	-4.08%	3,861
2010	7.801926	8.870012	13.69%	1,000
2009	6.180472	7.801926	26.24%	1,138
2008	9.989081	6.180472	-38.13%	2,286
2007	10.403832	9.989081	-3.99%	1,043
2006	9.140181	10.403832	13.83%	1,043
2005	8.928052	9.140181	2.38%	1,043
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.289112	12.864322	4.68%	884
2013	8.701337	12.289112	41.23%	939
2012	7.577427	8.701337	14.83%	970
2011	8.730443	7.577427	-13.21%	1,146
2010	7.690153	8.730443	13.53%	1,482
2009	5.119697	7.690153	50.21%	3,090
2008*	10.000000	5.119697	-48.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.572945	14.741837	8.61%	0
2013	9.960342	13.572945	36.27%	0
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	0
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.772880	12.145417	3.16%	0
2013	12.222319	11.772880	-3.68%	0
2012	11.551242	12.222319	5.81%	341
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	5.13%	0
2009	9.825497	10.496231	6.83%	0
2008*	10.000000	9.825497	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.303428	19.767912	-7.21%	85
2013	21.533383	21.303428	-1.07%	0
2012	18.707917	21.533383	15.10%	0
2011	24.541606	18.707917	-23.77%	0
2010	21.511405	24.541606	14.09%	0
2009	13.413179	21.511405	60.38%	108
2008	32.340229	13.413179	-58.52%	108
2007	22.623937	32.340229	42.95%	108
2006	16.850212	22.623937	34.26%	108
2005	12.936008	16.850212	30.26%	108
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.962495	15.364519	2.69%	6,325
2013	15.880835	14.962495	-5.78%	6,834
2012	15.692945	15.880835	1.20%	7,027
2011	14.898852	15.692945	5.33%	7,526
2010	14.479540	14.898852	2.90%	8,849
2009	14.358898	14.479540	0.84%	12,843
2008	13.574184	14.358898	5.78%	15,047
2007	12.900827	13.574184	5.22%	9,939
2006	12.711905	12.900827	1.49%	10,095
2005	12.535180	12.711905	1.41%	13,999
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.081647	12.788550	-2.24%	0
2013	11.305310	13.081647	15.71%	0
2012	9.958646	11.305310	13.52%	13
2011	11.238291	9.958646	-11.39%	13
2010	10.101526	11.238291	11.25%	0
2009	7.929776	10.101526	27.39%	0
2008	14.970138	7.929776	-47.03%	0
2007	11.990908	14.970138	24.85%	0
2006	9.182859	11.990908	30.58%	0
2005	7.181205	9.182859	27.87%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	0
2006*	10.000000	10.831580	8.32%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.590296	18.134824	3.10%	383
2013	14.076979	17.590296	24.96%	383
2012	12.368585	14.076979	13.81%	383
2011	13.110280	12.368585	-5.66%	383
2010	11.646645	13.110280	12.57%	383
2009	9.323591	11.646645	24.92%	1,722
2008	15.033743	9.323591	-37.98%	1,722
2007	14.449858	15.033743	4.04%	1,339
2006	12.590217	14.449858	14.77%	1,339
2005	11.878188	12.590217	5.99%	15,958
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.699388	15.096673	2.70%	113
2013	13.197182	14.699388	11.38%	113
2012	12.286428	13.197182	7.41%	113
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.011797	13.274683	2.02%	500
2013	12.639579	13.011797	2.94%	526
2012	12.238415	12.639579	3.28%	554
2011	12.107364	12.238415	1.08%	580
2010	11.643153	12.107364	3.99%	840
2009	10.869146	11.643153	7.12%	868
2008	11.777759	10.869146	-7.71%	663
2007	11.382309	11.777759	3.47%	691
2006	10.917407	11.382309	4.26%	0
2005	10.761107	10.917407	1.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.725522	16.242561	3.29%	19,792
2013	13.730648	15.725522	14.53%	19,941
2012	12.618607	13.730648	8.81%	20,038
2011	12.854611	12.618607	-1.84%	22,475
2010	11.802072	12.854611	8.92%	17,508
2009	10.088008	11.802072	16.99%	31,665
2008	13.375677	10.088008	-24.58%	12,091
2007	12.892538	13.375677	3.75%	26,550
2006	11.789697	12.892538	9.35%	26,513
2005	11.396138	11.789697	3.45%	17,472
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.961757	17.482120	3.07%	0
2013	14.114159	16.961757	20.18%	6,606
2012	12.634880	14.114159	11.71%	6,606
2011	13.145555	12.634880	-3.88%	6,606
2010	11.863738	13.145555	10.80%	10,998
2009	9.712156	11.863738	22.15%	2,389
2008	14.415677	9.712156	-32.63%	1,591
2007	13.830716	14.415677	4.23%	9,991
2006	12.295645	13.830716	12.48%	10,743
2005	11.693395	12.295645	5.15%	9,649
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.597561	15.014196	2.85%	483
2013	13.453194	14.597561	8.51%	483
2012	12.680847	13.453194	6.09%	483
2011	12.651820	12.680847	0.23%	2,990
2010	11.872501	12.651820	6.56%	606
2009	10.553393	11.872501	12.50%	606
2008	12.650005	10.553393	-16.57%	7,350
2007	12.170043	12.650005	3.94%	7,982
2006	11.429780	12.170043	6.48%	8,694
2005	11.139003	11.429780	2.61%	14,768
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.707487	22.124173	6.84%	3,885
2013	15.425288	20.707487	34.24%	3,940
2012	13.235540	15.425288	16.54%	3,944
2011	13.785567	13.235540	-3.99%	4,319
2010	12.902691	13.785567	6.84%	12,403
2009*	10.000000	12.902691	29.03%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.117028	1.17%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.462863	31.658076	7.45%	1,767
2013	22.550232	29.462863	30.65%	1,959
2012	19.548751	22.550232	15.35%	2,046
2011	20.426087	19.548751	-4.30%	3,783
2010	16.481668	20.426087	23.93%	2,695
2009	12.272830	16.481668	34.29%	4,537
2008	19.670901	12.272830	-37.61%	3,267
2007	18.625430	19.670901	5.61%	2,844
2006	17.259099	18.625430	7.92%	3,366
2005	15.677646	17.259099	10.09%	4,520
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.245240	10.060828	-1.80%	8,508
2013	10.433032	10.245240	-1.80%	5,302
2012	10.624795	10.433032	-1.80%	7,702
2011	10.819000	10.624795	-1.80%	5,534
2010	11.017294	10.819000	-1.80%	9,153
2009	11.214533	11.017294	-1.76%	15,608
2008	11.190282	11.214533	0.22%	12,352
2007	10.875311	11.190282	2.90%	9,329
2006	10.594160	10.875311	2.65%	8,876
2005	10.507467	10.594160	0.83%	9,448
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	16.149129	16.474333	2.01%	868
2013	16.632177	16.149129	-2.90%	855
2012	15.089351	16.632177	10.22%	1,305
2011	14.557591	15.089351	3.65%	2,762
2010	13.405083	14.557591	8.60%	1,116
2009	10.975002	13.405083	22.14%	2,817
2008	13.512748	10.975002	-18.78%	3,342
2007	13.153432	13.512748	2.73%	3,287
2006	12.775749	13.153432	2.96%	3,310
2005	12.731721	12.775749	0.35%	4,125
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.163761	17.656942	-2.79%	375
2013	15.240763	18.163761	19.18%	0
2012	13.389475	15.240763	13.83%	0
2011	15.036160	13.389475	-10.95%	0
2010	13.415023	15.036160	12.08%	0
2009*	10.000000	13.415023	34.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.995185	-10.05%	167

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.102383	14.209290	8.45%	892
2013	9.902284	13.102383	32.32%	905
2012	8.666770	9.902284	14.26%	1,467
2011	9.089459	8.666770	-4.65%	1,618
2010	8.013096	9.089459	13.43%	1,802
2009	6.287665	8.013096	27.44%	1,341
2008*	10.000000	6.287665	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.781686	16.042381	8.53%	2,145
2013	11.113877	14.781686	33.00%	2,173
2012	9.607030	11.113877	15.68%	2,209
2011	10.388474	9.607030	-7.52%	2,303
2010*	10.000000	10.388474	3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.267987	13.281183	8.26%	0
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.964947	14.266888	2.16%	3,529
2013	10.234825	13.964947	36.45%	3,512
2012	9.070938	10.234825	12.83%	3,840
2011	9.644813	9.070938	-5.95%	3,936
2010	7.744457	9.644813	24.54%	7,456
2009	6.203827	7.744457	24.83%	8,307
2008*	10.000000	6.203827	-37.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.672824	16.861109	14.91%	1,785
2013	11.012612	14.672824	33.24%	1,922
2012	9.639322	11.012612	14.25%	2,006
2011	10.048939	9.639322	-4.08%	2,003
2010	8.553700	10.048939	17.48%	5,873
2009	6.676263	8.553700	28.12%	8,412
2008*	10.000000	6.676263	-33.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.343749	20.539213	0.96%	652
2013	14.357465	20.343749	41.69%	683
2012	12.889228	14.357465	11.39%	716
2011	13.210669	12.889228	-2.43%	728
2010	10.723635	13.210669	23.19%	1,899
2009	8.567481	10.723635	25.17%	2,112
2008	16.283784	8.567481	-47.39%	211
2007	15.110570	16.283784	7.76%	209
2006	14.908742	15.110570	1.35%	418
2005	14.044827	14.908742	6.15%	466
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	33.945800	35.675579	5.10%	2,881
2013	24.620722	33.945800	37.87%	3,111
2012	20.816920	24.620722	18.27%	3,327
2011	22.330013	20.816920	-6.78%	3,363
2010	17.960595	22.330013	24.33%	3,923
2009	14.491008	17.960595	23.94%	6,328
2008	21.750368	14.491008	-33.38%	2,366
2007	23.791636	21.750368	-8.58%	2,572
2006	20.654581	23.791636	15.19%	3,440
2005	20.405024	20.654581	1.22%	3,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	31.803674	31.485736	-1.00%	1,837
2013	22.984150	31.803674	38.37%	1,823
2012	20.264830	22.984150	13.42%	1,824
2011	21.850232	20.264830	-7.26%	1,839
2010	17.754900	21.850232	23.07%	3,175
2009	13.422488	17.754900	32.28%	4,829
2008	22.114229	13.422488	-39.30%	4,143
2007	22.051693	22.114229	0.28%	3,285
2006	20.042046	22.051693	10.03%	3,505
2005	18.170195	20.042046	10.30%	3,458
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.668118	13.951298	10.13%	2,418
2013	9.839840	12.668118	28.74%	2,559
2012	8.773510	9.839840	12.15%	2,695
2011	8.886996	8.773510	-1.28%	2,850
2010	7.976905	8.886996	11.41%	3,240
2009	6.441991	7.976905	23.83%	3,551
2008	11.224821	6.441991	-42.61%	3,348
2007	10.567157	11.224821	6.22%	2,674
2006	9.469764	10.567157	11.59%	3,051
2005	8.974942	9.469764	5.51%	3,005

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.024868	13.953774	26.57%	3,922
2013	10.895179	11.024868	1.19%	4,014
2012	9.582558	10.895179	13.70%	4,233
2011	9.162198	9.582558	4.59%	5,316
2010	7.166841	9.162198	27.84%	5,640
2009	5.578250	7.166841	28.48%	5,812
2008*	10.000000	5.578250	-44.22%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.126042	10.004430	-1.20%	0
2013	10.248431	10.126042	-1.19%	0
2012	9.977287	10.248431	2.72%	0
2011	10.130421	9.977287	-1.51%	0
2010	9.798254	10.130421	3.39%	750
2009	8.804455	9.798254	11.29%	886
2008	10.356657	8.804455	-14.99%	886
2007	10.067167	10.356657	2.88%	886
2006	9.837808	10.067167	2.33%	2,965
2005	9.875108	9.837808	-0.38%	136

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.056768	17.331047	1.61%	0
2013	11.910209	17.056768	43.21%	0
2012	11.145825	11.910209	6.86%	0
2011	11.471366	11.145825	-2.84%	0
2010	9.766186	11.471366	17.46%	0
2009	8.101737	9.766186	20.54%	0
2008	13.631259	8.101737	-40.57%	0
2007	13.811409	13.631259	-1.30%	0
2006	13.362127	13.811409	3.36%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.072331	19.589512	8.40%	0
2013	13.374261	18.072331	35.13%	0
2012	12.272521	13.374261	8.98%	0
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	20.65%	0
2009	8.281138	10.687698	29.06%	0
2008	13.926091	8.281138	-40.54%	0
2007	13.179347	13.926091	5.67%	0
2006	11.802919	13.179347	11.66%	0
2005	11.247371	11.802919	4.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	14.421853	16.344503	13.33%	0
2013	11.319665	14.421853	27.41%	0
2012	10.101410	11.319665	12.06%	0
2011	10.405763	10.101410	-2.92%	0
2010	9.684390	10.405763	7.45%	0
2009	6.823958	9.684390	41.92%	6,919
2008	12.755450	6.823958	-46.50%	4,306
2007	11.380298	12.755450	12.08%	3,746
2006	10.735078	11.380298	6.01%	3,942
2005	10.400965	10.735078	3.21%	5,772
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.985507	14.528129	3.88%	369
2013	10.473063	13.985507	33.54%	421
2012	9.159084	10.473063	14.35%	552
2011	9.225538	9.159084	-0.72%	587
2010	7.370223	9.225538	25.17%	1,394
2009	5.659790	7.370223	30.22%	1,828
2008	11.316465	5.659790	-49.99%	1,756
2007	10.838690	11.316465	4.41%	1,560
2006	10.720007	10.838690	1.11%	1,722
2005	9.717936	10.720007	10.31%	1,871

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.159915	17.237286	0.45%	1,603
2013	13.726126	17.159915	25.02%	1,129
2012	11.527041	13.726126	19.08%	1,157
2011	12.799061	11.527041	-9.94%	1,189
2010	11.239137	12.799061	13.88%	3,883
2009	8.188452	11.239137	37.26%	4,188
2008	13.941855	8.188452	-41.27%	1,545
2007	13.354899	13.941855	4.40%	1,763
2006	11.554717	13.354899	15.58%	3,271
2005	10.293133	11.554717	12.26%	4,065
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.950437	10.048715	0.99%	0
2013	10.146260	9.950437	-1.93%	0
2012*	10.000000	10.146260	1.46%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.003381	-9.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	13.858265	15.065425	8.71%	2,075
2013	10.709396	13.858265	29.40%	2,086
2012	9.331727	10.709396	14.76%	2,312
2011	9.503789	9.331727	-1.81%	2,450
2010	8.335233	9.503789	14.02%	2,692
2009	6.616510	8.335233	25.98%	3,312
2008	10.950812	6.616510	-39.58%	8,143
2007	10.680162	10.950812	2.53%	6,921
2006	9.454762	10.680162	12.96%	6,972
2005	9.084631	9.454762	4.07%	7,061
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.857979	16.331712	9.92%	0
2013	10.729376	14.857979	38.48%	0
2012	9.260742	10.729376	15.86%	0
2011	9.643515	9.260742	-3.97%	0
2010	7.957552	9.643515	21.19%	0
2009	5.906497	7.957552	34.73%	0
2008	9.674984	5.906497	-38.95%	0
2007	9.973994	9.674984	-3.00%	0
2006*	10.000000	9.973994	-0.26%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.667911	-3.32%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	1,008
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
2011	11.272539	11.181746	-0.81%	0
2010	10.913226	11.272539	3.29%	1,197
2009*	10.000000	10.913226	9.13%	1,042
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.908671	13.068179	1.24%	0
2013	14.479957	12.908671	-10.85%	0
2012	13.559044	14.479957	6.79%	0
2011	12.364154	13.559044	9.66%	0
2010	11.646116	12.364154	6.17%	0
2009	10.021075	11.646116	16.22%	0
2008	10.975751	10.021075	-8.70%	0
2007	10.102543	10.975751	8.64%	0
2006*	10.000000	10.102543	1.03%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.245507	14.586548	2.39%	0
2013	14.795971	14.245507	-3.72%	0
2012	13.748052	14.795971	7.62%	0
2011	13.512274	13.748052	1.74%	0
2010	12.727338	13.512274	6.17%	0
2009	11.366143	12.727338	11.98%	0
2008	11.049753	11.366143	2.86%	0
2007	10.348633	11.049753	6.78%	0
2006*	10.000000	10.348633	3.49%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.311521	10.547913	2.29%	0
2013	10.720627	10.311521	-3.82%	0
2012	9.970403	10.720627	7.52%	1,153
2011*	10.000000	9.970403	-0.30%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.394657	12.682822	-5.31%	0
2013	11.274071	13.394657	18.81%	0
2012	10.669798	11.274071	5.66%	0
2011	12.360902	10.669798	-13.68%	0
2010	9.685399	12.360902	27.62%	0
2009	6.240627	9.685399	55.20%	0
2008	11.202740	6.240627	-44.29%	0
2007	10.972788	11.202740	2.10%	0
2006*	10.000000	10.972788	9.73%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.660182	27.912004	28.86%	701
2013	14.654528	21.660182	47.81%	417
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.712740	12.405411	5.91%	0
2013	11.965367	11.712740	-2.11%	0
2012	11.134135	11.965367	7.47%	0
2011	10.731570	11.134135	3.75%	0
2010	10.199504	10.731570	5.22%	0
2009	9.472787	10.199504	7.67%	0
2008	10.742730	9.472787	-11.82%	0
2007	10.374930	10.742730	3.55%	0
2006*	10.000000	10.374930	3.75%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	30.376377	30.702838	1.07%	65
2013	33.899440	30.376377	-10.39%	65
2012	29.265733	33.899440	15.83%	65
2011	27.842587	29.265733	5.11%	65
2010	25.835133	27.842587	7.77%	65
2009	20.204745	25.835133	27.87%	69
2008	24.199486	20.204745	-16.51%	69
2007	23.134279	24.199486	4.60%	69
2006	21.259551	23.134279	8.82%	69
2005	19.285453	21.259551	10.24%	69

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.578015	15.627216	0.32%	0
2013	13.681726	15.578015	13.86%	0
2012	12.238693	13.681726	11.79%	0
2011	12.938581	12.238693	-5.41%	0
2010	12.466998	12.938581	3.78%	0
2009	9.579366	12.466998	30.14%	0
2008	17.616955	9.579366	-45.62%	0
2007	15.657178	17.616955	12.52%	0
2006	12.741006	15.657178	22.89%	0
2005	11.680936	12.741006	9.08%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	33.880726	33.132693	-2.21%	78
2013	30.799519	33.880726	10.00%	74
2012	24.162755	30.799519	27.47%	165
2011	33.133041	24.162755	-27.07%	52
2010	26.600130	33.133041	24.56%	52
2009	12.706367	26.600130	109.34%	52
2008	36.740680	12.706367	-65.42%	52
2007	27.189894	36.740680	35.13%	52
2006	19.848229	27.189894	36.99%	52
2005	15.311576	19.848229	29.63%	52
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	38.785938	30.810932	-20.56%	0
2013	35.732822	38.785938	8.54%	0
2012	35.197643	35.732822	1.52%	11
2011	42.899206	35.197643	-17.95%	11
2010	33.802479	42.899206	26.91%	11
2009	21.850504	33.802479	54.70%	11
2008	41.303184	21.850504	-47.10%	11
2007	28.938622	41.303184	42.73%	11
2006	23.670159	28.938622	22.26%	11
2005	15.891131	23.670159	48.95%	11
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.476661	16.748215	8.22%	0
2013	11.767634	15.476661	31.52%	0
2012	10.306087	11.767634	14.18%	0
2011	11.263636	10.306087	-8.50%	0
2010	10.209640	11.263636	10.32%	0
2009	8.182483	10.209640	24.77%	0
2008	13.411082	8.182483	-38.99%	0
2007	12.421990	13.411082	7.96%	0
2006	11.126782	12.421990	11.64%	0
2005	10.418855	11.126782	6.79%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.772401	22.906072	-3.64%	0
2013	16.113805	23.772401	47.53%	564
2012	15.212509	16.113805	5.92%	0
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	95
2009*	10.000000	13.042699	30.43%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.058080	25.725425	6.93%	251
2013	17.808888	24.058080	35.09%	292
2012	15.316504	17.808888	16.27%	394
2011	17.077086	15.316504	-10.31%	5,858
2010	13.744163	17.077086	24.25%	6,048
2009	9.815977	13.744163	40.02%	6,744
2008	15.565714	9.815977	-36.94%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.661225	12.837053	1.39%	3,245
2013	14.095090	12.661225	-10.17%	3,245
2012	13.373645	14.095090	5.39%	3,245
2011	12.192913	13.373645	9.68%	3,245
2010	11.817719	12.192913	3.17%	3,245
2009	10.924545	11.817719	8.18%	3,245
2008	11.310137	10.924545	-3.41%	3,642
2007	10.525212	11.310137	7.46%	3,245
2006	10.555501	10.525212	-0.29%	363
2005	10.588445	10.555501	-0.31%	363
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	14.034102	15.496783	10.42%	21,081
2013	10.527407	14.034102	33.31%	1,701
2012	9.347985	10.527407	12.62%	17,361
2011	9.236366	9.347985	1.21%	2,796
2010	8.244060	9.236366	12.04%	2,910
2009	7.112360	8.244060	15.91%	2,921
2008	11.078262	7.112360	-35.80%	6,127
2007	11.295856	11.078262	-1.93%	4,174
2006	9.828663	11.295856	14.93%	4,026
2005	9.570180	9.828663	2.70%	3,709
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	14.417085	13.371089	-7.26%	0
2013	11.999519	14.417085	20.15%	0
2012	10.090798	11.999519	18.92%	0
2011	11.688294	10.090798	-13.67%	0
2010	10.511133	11.688294	11.20%	0
2009	8.006018	10.511133	31.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.639213	19.013554	14.27%	0
2013	13.028959	16.639213	27.71%	4,012
2012	11.411788	13.028959	14.17%	20
2011	11.707662	11.411788	-2.53%	7,457
2010	10.002340	11.707662	17.05%	5,471
2009	7.842445	10.002340	27.54%	5,807
2008	10.562111	7.842445	-25.75%	4,017
2007	11.016278	10.562111	-4.12%	0
2006*	10.000000	11.016278	10.16%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	20.808886	23.095435	10.99%	0
2013	16.094622	20.808886	29.29%	0
2012	14.312536	16.094622	12.45%	0
2011	14.435313	14.312536	-0.85%	0
2010	12.966690	14.435313	11.33%	0
2009	11.021790	12.966690	17.65%	7,781
2008	15.336408	11.021790	-28.13%	11,987
2007	16.473582	15.336408	-6.90%	7,819
2006	14.144675	16.473582	16.46%	8,075
2005	13.719851	14.144675	3.10%	7,176
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.853093	14.859989	0.05%	840
2013	13.226327	14.853093	12.30%	915
2012	12.254789	13.226327	7.93%	1,002
2011	12.956952	12.254789	-5.42%	3,420
2010	12.027073	12.956952	7.73%	17,840
2009*	10.000000	12.027073	20.27%	14,727
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.189031	12.635690	3.66%	5,302
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	22.489210	23.203622	3.18%	2,038
2013	16.283173	22.489210	38.11%	5,035
2012	14.334303	16.283173	13.60%	7,190
2011	14.522217	14.334303	-1.29%	2,182
2010	11.758756	14.522217	23.50%	2,316
2009	9.582316	11.758756	22.71%	2,987
2008	14.132023	9.582316	-32.19%	2,619
2007	14.494829	14.132023	-2.50%	2,450
2006	12.907223	14.494829	12.30%	2,553
2005	12.262762	12.907223	5.26%	2,421

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	11.146357	12.411916	11.35%	29
2013	8.453173	11.146357	31.86%	29
2012	7.691798	8.453173	9.90%	29
2011	7.766478	7.691798	-0.96%	29
2010	6.891696	7.766478	12.69%	29
2009	5.249563	6.891696	31.28%	29
2008	8.156561	5.249563	-35.64%	29
2007	7.710805	8.156561	5.78%	29
2006	7.193852	7.710805	7.19%	0
2005	7.073307	7.193852	1.70%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	13.177607	14.670134	11.33%	8,587
2013	10.168970	13.177607	29.59%	14,542
2012	8.952189	10.168970	13.59%	10,513
2011	8.952472	8.952189	0.00%	11,073
2010	7.942550	8.952472	12.72%	12,150
2009	6.405432	7.942550	24.00%	13,871
2008	10.382725	6.405432	-38.31%	12,550
2007	10.051278	10.382725	3.30%	12,627
2006	8.866104	10.051278	13.37%	12,629
2005	8.627936	8.866104	2.76%	10,932
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.145611	15.007364	6.09%	281
2013	11.900685	14.145611	18.86%	7,323
2012	10.980229	11.900685	8.38%	16,784
2011	10.261897	10.980229	7.00%	600
2010	9.066422	10.261897	13.19%	631
2009	7.537015	9.066422	20.29%	1,805
2008	10.900493	7.537015	-30.86%	694
2007	10.367598	10.900493	5.14%	432
2006	9.068240	10.367598	14.33%	526
2005	8.851164	9.068240	2.45%	577
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	15.949515	14.195383	-11.00%	0
2013	13.212052	15.949515	20.72%	0
2012	11.948274	13.212052	10.58%	0
2011	14.932976	11.948274	-19.99%	0
2010	14.565333	14.932976	2.52%	0
2009	11.330451	14.565333	28.55%	0
2008	18.418331	11.330451	-38.48%	0
2007	18.018959	18.418331	2.22%	0
2006	14.973845	18.018959	20.34%	0
2005	13.634166	14.973845	9.83%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.691280	15.646483	-0.29%	0
2013	10.762002	15.691280	45.80%	0
2012	9.095049	10.762002	18.33%	0
2011	10.755418	9.095049	-15.44%	0
2010	8.355284	10.755418	28.73%	0
2009	6.754185	8.355284	23.71%	0
2008	11.027244	6.754185	-38.75%	0
2007	12.633566	11.027244	-12.71%	0
2006	12.403446	12.633566	1.86%	0
2005	11.943679	12.403446	3.85%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.874827	-1.25%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.208473	16.512067	1.87%	7,042
2013	16.344825	16.208473	-0.83%	6,355
2012	15.178046	16.344825	7.69%	7,821
2011	15.119760	15.178046	0.39%	9,083
2010	14.197285	15.119760	6.50%	9,091
2009	12.010447	14.197285	18.21%	9,196
2008	13.198743	12.010447	-9.00%	10,608
2007	12.761809	13.198743	3.42%	11,540
2006	12.483117	12.761809	2.23%	12,292
2005	12.554867	12.483117	-0.57%	10,915
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.221607	13.541439	2.42%	0
2013	11.879759	13.221607	11.30%	0
2012	10.837763	11.879759	9.61%	0
2011	11.073066	10.837763	-2.13%	0
2010	10.007057	11.073066	10.65%	0
2009	8.212187	10.007057	21.86%	0
2008	11.167536	8.212187	-26.46%	94
2007	10.473636	11.167536	6.63%	0
2006*	10.000000	10.473636	4.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.061459	13.417766	2.73%	2,850
2013	11.476534	13.061459	13.81%	2,850
2012	10.330906	11.476534	11.09%	2,850
2011	10.644945	10.330906	-2.95%	2,850
2010	9.470323	10.644945	12.40%	2,579
2009	7.492699	9.470323	26.39%	2,261
2008	11.345419	7.492699	-33.96%	0
2007	10.493549	11.345419	8.12%	0
2006*	10.000000	10.493549	4.94%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.219249	13.605432	2.92%	0
2013	11.085319	13.219249	19.25%	0
2012	9.780500	11.085319	13.34%	0
2011	10.240581	9.780500	-4.49%	0
2010	8.994380	10.240581	13.86%	0
2009	6.973800	8.994380	28.97%	0
2008	11.474582	6.973800	-39.22%	0
2007	10.513625	11.474582	9.14%	0
2006*	10.000000	10.513625	5.14%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	19.728522	21.651680	9.75%	0
2013	15.326645	19.728522	28.72%	0
2012	13.426535	15.326645	14.15%	0
2011	14.049585	13.426535	-4.43%	0
2010	12.222989	14.049585	14.94%	0
2009	9.179512	12.222989	33.16%	22,885
2008	16.298239	9.179512	-43.68%	19,049
2007	14.132679	16.298239	15.32%	11,668
2006	12.902914	14.132679	9.53%	13,216
2005	11.249973	12.902914	14.69%	12,165
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.797012	10.100423	-14.38%	919
2013	9.681615	11.797012	21.85%	898
2012	9.418631	9.681615	2.79%	1,034
2011	10.122138	9.418631	-6.95%	9,501
2010	8.654783	10.122138	16.95%	17,806
2009	5.975291	8.654783	44.84%	17,507
2008	13.352825	5.975291	-55.25%	424
2007	9.341954	13.352825	42.93%	422
2006*	10.000000	9.341954	-6.58%	393
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.806522	15.789188	6.64%	10,449
2013	11.784411	14.806522	25.64%	13,041
2012	10.245970	11.784411	15.02%	23,937
2011	10.349822	10.245970	-1.00%	19,349
2010	9.162336	10.349822	12.96%	13,784
2009	7.179087	9.162336	27.63%	12,535
2008	12.766716	7.179087	-43.77%	15,005
2007	12.826841	12.766716	-0.47%	13,483
2006	10.882666	12.826841	17.86%	13,265
2005	10.483561	10.882666	3.81%	12,712

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	11.200277	12.323584	10.03%	0
2013	8.282365	11.200277	35.23%	0
2012	7.063957	8.282365	17.25%	0
2011	7.043246	7.063957	0.29%	0
2010	5.803174	7.043246	21.37%	0
2009	4.057481	5.803174	43.02%	51
2008	9.199471	4.057481	-55.89%	51
2007	7.618322	9.199471	20.75%	51
2006	7.370812	7.618322	3.36%	0
2005	6.898042	7.370812	6.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.446301	13.582804	9.13%	16,553
2013	9.310151	12.446301	33.69%	8,861
2012	8.281449	9.310151	12.42%	9,123
2011	8.425317	8.281449	-1.71%	19,953
2010	6.919392	8.425317	21.76%	10,998
2009	5.501308	6.919392	25.78%	11,590
2008	10.622879	5.501308	-48.21%	11,654
2007	8.531643	10.622879	24.51%	10,311
2006	8.143786	8.531643	4.76%	8,582
2005	7.851401	8.143786	3.72%	6,883
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.168178	13.063459	-0.80%	876
2013	12.672034	13.168178	3.92%	912
2012	11.306392	12.672034	12.08%	940
2011	11.083838	11.306392	2.01%	1,165
2010	9.924303	11.083838	11.68%	1,212
2009	7.032682	9.924303	41.12%	1,622
2008	9.561872	7.032682	-26.45%	2,197
2007	9.490940	9.561872	0.75%	2,593
2006	8.697158	9.490940	9.13%	3,105
2005	8.642570	8.697158	0.63%	2,984
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.978996	13.471882	3.80%	554
2013	13.478330	12.978996	-3.70%	547
2012	12.983968	13.478330	3.81%	497
2011	12.338579	12.983968	5.23%	481
2010	11.674567	12.338579	5.69%	541
2009	10.282839	11.674567	13.53%	3,521
2008	10.839265	10.282839	-5.13%	671
2007	10.598317	10.839265	2.27%	888
2006	10.352376	10.598317	2.38%	1,752
2005	10.332038	10.352376	0.20%	1,729

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.119952	15.759762	4.23%	973
2013	11.321841	15.119952	33.55%	985
2012	10.052896	11.321841	12.62%	1,056
2011	11.471455	10.052896	-12.37%	8,911
2010	9.080948	11.471455	26.32%	11,938
2009	6.607911	9.080948	37.43%	13,882
2008	11.129989	6.607911	-40.63%	5,991
2007	9.820078	11.129989	13.34%	1,214
2006*	10.000000	9.820078	-1.80%	318
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.200383	12.800182	-9.86%	0
2013	11.096977	14.200383	27.97%	0
2012	9.379842	11.096977	18.31%	0
2011	11.545522	9.379842	-18.76%	37
2010	10.410369	11.545522	10.90%	37
2009	8.388788	10.410369	24.10%	37
2008	15.226259	8.388788	-44.91%	37
2007	13.237106	15.226259	15.03%	37
2006	11.433861	13.237106	15.77%	47
2005	9.791143	11.433861	16.78%	47
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.073901	21.021082	4.72%	3,359
2013	15.678678	20.073901	28.03%	3,624
2012	12.568597	15.678678	24.74%	254
2011	14.048115	12.568597	-10.53%	759
2010	11.318404	14.048115	24.12%	781
2009	7.326550	11.318404	54.48%	1,115
2008	15.289625	7.326550	-52.08%	1,291
2007	14.753265	15.289625	3.64%	836
2006	12.935368	14.753265	14.05%	1,052
2005	12.850199	12.935368	0.66%	1,007
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.085384	12.199628	0.95%	1,173
2013	9.948307	12.085384	21.48%	1,226
2012	8.788696	9.948307	13.19%	1,330
2011	9.094250	8.788696	-3.36%	732
2010	8.403837	9.094250	8.22%	10,805
2009	6.573599	8.403837	27.84%	10,771
2008*	10.000000	6.573599	-34.26%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.243831	14.625625	2.68%	3,141
2013	12.736606	14.243831	11.83%	3,194
2012	11.519704	12.736606	10.56%	3,256
2011	11.463051	11.519704	0.49%	10,538
2010	10.365402	11.463051	10.59%	19,013
2009	7.788371	10.365402	33.09%	18,949
2008	11.280782	7.788371	-30.96%	197
2007	11.078363	11.280782	1.83%	197
2006*	10.000000	11.078363	10.78%	197
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.924048	14.731542	-1.29%	480
2013	11.160735	14.924048	33.72%	471
2012	9.605346	11.160735	16.19%	513
2011	10.168416	9.605346	-5.54%	525
2010	8.079637	10.168416	25.85%	1,365
2009	6.373639	8.079637	26.77%	555
2008	9.695006	6.373639	-34.26%	4,775
2007	10.119630	9.695006	-4.20%	472
2006*	10.000000	10.119630	1.20%	267
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.311771	-6.88%	714
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.274425	15.983535	-12.54%	0
2013	15.103565	18.274425	20.99%	0
2012	12.975847	15.103565	16.40%	0
2011	14.761944	12.975847	-12.10%	0
2010	13.839382	14.761944	6.67%	0
2009	10.266522	13.839382	34.80%	0
2008	17.502483	10.266522	-41.34%	0
2007	15.402305	17.502483	13.64%	0
2006	12.894056	15.402305	19.45%	0
2005	11.890682	12.894056	8.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.626000	-13.74%	700
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.960078	-0.40%	3,457
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.049275	11.387563	3.06%	0
2013	9.437438	11.049275	17.08%	0
2012	8.248853	9.437438	14.41%	0
2011	9.981848	8.248853	-17.36%	0
2010	8.790649	9.981848	13.55%	0
2009	7.480476	8.790649	17.51%	0
2008	12.370086	7.480476	-39.53%	0
2007	11.575967	12.370086	6.86%	0
2006*	10.000000	11.575967	15.76%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.550398	13.925692	10.96%	0
2013	9.796823	12.550398	28.11%	0
2012	8.620606	9.796823	13.64%	0
2011	9.179956	8.620606	-6.09%	0
2010	7.532014	9.179956	21.88%	0
2009	5.330545	7.532014	41.30%	0
2008	9.046831	5.330545	-41.08%	0
2007	10.291744	9.046831	-12.10%	0
2006*	10.000000	10.291744	2.92%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.466278	14.104100	4.74%	0
2013	12.000356	13.466278	12.22%	0
2012	10.793007	12.000356	11.19%	0
2011	10.924569	10.793007	-1.20%	0
2010	10.067086	10.924569	8.52%	0
2009	8.164369	10.067086	23.31%	0
2008	11.426362	8.164369	-28.55%	0
2007	10.979949	11.426362	4.07%	0
2006*	10.000000	10.979949	9.80%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.405841	15.215505	5.62%	0
2013	11.017920	14.405841	30.75%	0
2012	9.719238	11.017920	13.36%	0
2011	10.352027	9.719238	-6.11%	0
2010	9.044295	10.352027	14.46%	0
2009	6.927912	9.044295	30.55%	0
2008	11.463922	6.927912	-39.57%	0
2007	11.361301	11.463922	0.90%	0
2006*	10.000000	11.361301	13.61%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.263781	16.364157	0.62%	0
2013	15.431109	16.263781	5.40%	0
2012	13.687634	15.431109	12.74%	0
2011	13.950161	13.687634	-1.88%	0
2010	12.312914	13.950161	13.30%	0
2009	7.261778	12.312914	69.56%	0
2008	10.566609	7.261778	-31.28%	0
2007	10.547908	10.566609	0.18%	0
2006*	10.000000	10.547908	5.48%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.971475	18.363232	-3.21%	0
2013	14.129913	18.971475	34.26%	0
2012	12.046776	14.129913	17.29%	0
2011	12.866331	12.046776	-6.37%	0
2010	10.754958	12.866331	19.63%	0
2009	7.027171	10.754958	53.05%	0
2008	11.658267	7.027171	-39.72%	0
2007	10.774647	11.658267	8.20%	0
2006*	10.000000	10.774647	7.75%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.786777	16.626635	-0.95%	0
2013	12.828215	16.786777	30.86%	0
2012	11.160067	12.828215	14.95%	0
2011	12.291216	11.160067	-9.20%	0
2010	10.630600	12.291216	15.62%	0
2009	7.525316	10.630600	41.26%	0
2008	10.718253	7.525316	-29.79%	0
2007	10.722000	10.718253	-0.03%	0
2006*	10.000000	10.722000	7.22%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.719707	14.651056	6.79%	0
2013	9.889906	13.719707	38.72%	0
2012	9.032995	9.889906	9.49%	0
2011	9.386826	9.032995	-3.77%	0
2010	7.351094	9.386826	27.69%	0
2009	5.539880	7.351094	32.69%	0
2008	10.695400	5.539880	-48.20%	0
2007	10.319772	10.695400	3.64%	0
2006*	10.000000	10.319772	3.20%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.810311	13.358114	13.11%	0
2013	9.380581	11.810311	25.90%	0
2012	8.632820	9.380581	8.66%	0
2011	9.192466	8.632820	-6.09%	0
2010	8.028940	9.192466	14.49%	0
2009	6.137581	8.028940	30.82%	0
2008	9.937291	6.137581	-38.24%	0
2007	10.792781	9.937291	-7.93%	0
2006*	10.000000	10.792781	7.93%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.077643	11.061506	-8.41%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.242172	14.094108	6.43%	0
2013	9.627465	13.242172	37.55%	0
2012*	10.000000	9.627465	-3.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.424805	16.376133	6.17%	0
2013	11.241710	15.424805	37.21%	0
2012	10.100863	11.241710	11.29%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	17.447116	18.519320	6.15%	0
2013	13.753151	17.447116	26.86%	0
2012	12.304811	13.753151	11.77%	0
2011	12.544193	12.304811	-1.91%	0
2010	11.665777	12.544193	7.53%	0
2009	9.264115	11.665777	25.92%	0
2008	13.511680	9.264115	-31.44%	0
2007	12.734158	13.511680	6.11%	0
2006	11.116700	12.734158	14.55%	0
2005	10.754323	11.116700	3.37%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.343014	13.209178	7.02%	0
2013	10.045752	12.343014	22.87%	0
2012	9.092102	10.045752	10.49%	0
2011*	10.000000	9.092102	-9.08%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.704255	20.794665	17.46%	0
2013	12.834423	17.704255	37.94%	0
2012	10.816377	12.834423	18.66%	0
2011	10.601113	10.816377	2.03%	0
2010	10.257889	10.601113	3.35%	0
2009	8.185807	10.257889	25.31%	0
2008	11.684331	8.185807	-29.94%	0
2007	10.643909	11.684331	9.77%	0
2006*	10.000000	10.643909	6.44%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.089379	12.475602	12.50%	0
2013	10.999963	11.089379	0.81%	0
2012	8.747816	10.999963	25.75%	0
2011	9.532879	8.747816	-8.24%	0
2010	8.264923	9.532879	15.34%	0
2009	6.402280	8.264923	29.09%	0
2008	11.784860	6.402280	-45.67%	0
2007	12.712438	11.784860	-7.30%	0
2006*	10.000000	12.712438	27.12%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	21.524724	21.196489	-1.52%	0
2013	18.426746	21.524724	16.81%	0
2012	16.250702	18.426746	13.39%	0
2011	17.753318	16.250702	-8.46%	0
2010	16.026178	17.753318	10.78%	0
2009	12.073277	16.026178	32.74%	0
2008	20.632839	12.073277	-41.49%	0
2007	18.326243	20.632839	12.59%	0
2006	14.559822	18.326243	25.87%	0
2005	12.578333	14.559822	15.75%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.010319	13.751814	5.70%	0
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	28.702426	26.688023	-7.02%	400
2013	23.369911	28.702426	22.82%	400
2012	19.980000	23.369911	16.97%	411
2011	21.936664	19.980000	-8.92%	4,303
2010	20.565724	21.936664	6.67%	4,513
2009*	10.000000	20.565724	22.73%	3,938

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	23.682833	23.687461	0.02%	5,248
2013	21.836451	23.682833	8.46%	4,188
2012	18.753171	21.836451	16.44%	5,139
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.480723	22.742475	5.87%	0
2013	16.842999	21.480723	27.54%	0
2012	15.112000	16.842999	11.45%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.974302	13.812586	6.46%	1,026
2013	10.099435	12.974302	28.47%	1,259
2012	8.308016	10.099435	21.56%	4,471
2011	9.095713	8.308016	-8.66%	4,923
2010	8.703155	9.095713	4.51%	24,991
2009	6.072758	8.703155	43.31%	25,342
2008	11.110577	6.072758	-45.34%	5,110
2007	8.285621	11.110577	34.09%	4,841
2006	7.736129	8.285621	7.10%	4,680
2005	7.002249	7.736129	10.48%	4,201
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.527954	7.006116	7.32%	2,012
2013	4.912389	6.527954	32.89%	7,132
2012	4.200773	4.912389	16.94%	2,012
2011	4.685473	4.200773	-10.34%	107
2010	3.837489	4.685473	22.10%	107
2009	2.491965	3.837489	53.99%	121
2008	4.531733	2.491965	-45.01%	121
2007	3.794312	4.531733	19.43%	121
2006	3.584998	3.794312	5.84%	14
2005	3.274176	3.584998	9.49%	14
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.420933	11.578459	-13.73%	3,008
2013	11.965049	13.420933	12.17%	3,250
2012	10.771388	11.965049	11.08%	3,321
2011	16.219259	10.771388	-33.59%	93
2010	13.217861	16.219259	22.71%	93
2009	7.520395	13.217861	75.76%	101
2008	16.040187	7.520395	-53.12%	101
2007	12.766913	16.040187	25.64%	101
2006	8.870508	12.766913	43.93%	8
2005	6.849407	8.870508	29.51%	8

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.307727	24.073026	12.98%	3,045
2013	16.408890	21.307727	29.85%	6,505
2012	13.888783	16.408890	18.14%	9,777
2011	13.850731	13.888783	0.27%	168
2010	11.430608	13.850731	21.17%	1,073
2009	9.192039	11.430608	24.35%	168
2008	14.022010	9.192039	-34.45%	403
2007	13.945589	14.022010	0.55%	455
2006	12.159921	13.945589	14.68%	525
2005	11.343422	12.159921	7.20%	579
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.417985	-5.82%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.342995	19.378099	-9.21%	0
2013	15.398144	21.342995	38.61%	1,528
2012	12.977110	15.398144	18.66%	5,074
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.132465	20.694390	8.16%	766
2013	14.375720	19.132465	33.09%	786
2012	12.639802	14.375720	13.73%	835
2011	12.937903	12.639802	-2.30%	578
2010	11.852225	12.937903	9.16%	8,074
2009	9.861580	11.852225	20.19%	7,802
2008	14.939269	9.861580	-33.99%	6,178
2007	14.148020	14.939269	5.59%	386
2006	11.961171	14.148020	18.28%	315
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.717782	14.609121	-0.74%	15,196
2013	11.748430	14.717782	25.27%	4,481
2012	10.325388	11.748430	13.78%	10,603
2011	10.709979	10.325388	-3.59%	7,922
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.814554	8.538970	9.27%	0
2013	6.136711	7.814554	27.34%	0
2012	5.483718	6.136711	11.91%	0
2011	5.625714	5.483718	-2.52%	0
2010	4.806528	5.625714	17.04%	0
2009	3.669030	4.806528	31.00%	0
2008	6.099045	3.669030	-39.84%	0
2007	5.198573	6.099045	17.32%	178
2006	4.988617	5.198573	4.21%	0
2005	4.772161	4.988617	4.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.889536	22.082572	11.03%	5,213
2013	15.363466	19.889536	29.46%	7,763
2012	13.651975	15.363466	12.54%	6,153
2011	13.819402	13.651975	-1.21%	7,068
2010	12.408940	13.819402	11.37%	16,035
2009*	10.000000	12.408940	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	14,026
2011	9.970101	9.876964	-0.93%	0
2010	9.068158	9.970101	9.95%	0
2009	7.486222	9.068158	21.13%	0
2008	10.861614	7.486222	-31.08%	0
2007	10.427094	10.861614	4.17%	0
2006*	10.000000	10.427094	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.894232	11.225029	3.04%	318
2013	11.392820	10.894232	-4.38%	306
2012	11.058827	11.392820	3.02%	246
2011	10.656705	11.058827	3.77%	225
2010	10.243901	10.656705	4.03%	291
2009	9.306266	10.243901	10.08%	455
2008	10.520262	9.306266	-11.54%	325
2007	10.409221	10.520262	1.07%	192
2006*	10.000000	10.409221	4.09%	151
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.801329	14.794166	-0.05%	178
2013	11.722659	14.801329	26.26%	178
2012	9.783291	11.722659	19.82%	178
2011	10.990536	9.783291	-10.98%	178
2010	10.060622	10.990536	9.24%	178
2009	7.238672	10.060622	38.98%	178
2008	12.019214	7.238672	-39.77%	178
2007	10.708700	12.019214	12.24%	355
2006*	10.000000	10.708700	7.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.337885	14.147165	6.07%	1,354
2013	10.484616	13.337885	27.21%	1,431
2012	9.099247	10.484616	15.23%	1,537
2011	9.726409	9.099247	-6.45%	1,608
2010	8.384221	9.726409	16.01%	11,789
2009	6.155155	8.384221	36.21%	11,220
2008	11.241811	6.155155	-45.25%	1,196
2007	10.236847	11.241811	9.82%	287
2006*	10.000000	10.236847	2.37%	287

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
2010	7.617747	8.297526	8.92%	0
2009	5.938710	7.617747	28.27%	0
2008	9.769577	5.938710	-39.21%	0
2007*	10.000000	9.769577	-2.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.491867	17.606123	0.65%	741
2013	16.644411	17.491867	5.09%	660
2012	14.803919	16.644411	12.43%	1,358
2011	14.527662	14.803919	1.90%	2,100
2010	13.080698	14.527662	11.06%	2,317
2009	9.128208	13.080698	43.30%	2,482
2008	12.915318	9.128208	-29.32%	2,011
2007	12.760089	12.915318	1.22%	1,506
2006	11.753622	12.760089	8.56%	1,945
2005	11.696138	11.753622	0.49%	1,949
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	13.085104	14.020503	7.15%	1,430
2013	9.828666	13.085104	33.13%	9,178
2012	8.453447	9.828666	16.27%	1,567
2011	8.817508	8.453447	-4.13%	21,290
2010	7.759693	8.817508	13.63%	1,518
2009	6.150147	7.759693	26.17%	3,038
2008	9.945144	6.150147	-38.16%	8,849
2007	10.363376	9.945144	-4.04%	2,661
2006	9.109262	10.363376	13.77%	2,389
2005	8.902367	9.109262	2.32%	2,183
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.253691	12.820717	4.63%	2,442
2013	8.680666	12.253691	41.16%	2,504
2012	7.563278	8.680666	14.77%	2,562
2011	8.718588	7.563278	-13.25%	3,163
2010	7.683622	8.718588	13.47%	4,485
2009	5.117943	7.683622	50.13%	3,152
2008*	10.000000	5.117943	-48.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.533837	14.691880	8.56%	0
2013	9.936702	13.533837	36.20%	0
2012	9.080293	9.936702	9.43%	0
2011	9.554930	9.080293	-4.97%	0
2010	7.877335	9.554930	21.30%	0
2009	6.101676	7.877335	29.10%	0
2008*	10.000000	6.101676	-38.98%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
2010	8.738475	9.639496	10.31%	0
2009	7.170498	8.738475	21.87%	0
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
2010	9.009172	9.848044	9.31%	0
2009	7.526994	9.009172	19.69%	0
2008*	10.000000	7.526994	-24.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.797690	12.052135	2.16%	289
2013	10.805629	11.797690	9.18%	289
2012	10.004897	10.805629	8.00%	289
2011	10.220701	10.004897	-2.11%	289
2010	9.550512	10.220701	7.02%	289
2009	8.268590	9.550512	15.50%	289
2008*	10.000000	8.268590	-17.31%	289
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.738943	12.104240	3.11%	0
2013	12.193302	11.738943	-3.73%	0
2012	11.529708	12.193302	5.76%	0
2011	11.019685	11.529708	4.63%	207
2010	10.487319	11.019685	5.08%	1,139
2009	9.822155	10.487319	6.77%	702
2008*	10.000000	9.822155	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.160299	19.625099	-7.26%	884
2013	21.399607	21.160299	-1.12%	0
2012	18.601181	21.399607	15.04%	0
2011	24.414007	18.601181	-23.81%	0
2010	21.410437	24.414007	14.03%	0
2009	13.357013	21.410437	60.29%	0
2008	32.221287	13.357013	-58.55%	0
2007	22.552260	32.221287	42.87%	0
2006	16.805347	22.552260	34.20%	0
2005	12.908099	16.805347	30.19%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.851229	15.242506	2.63%	4,989
2013	15.770768	14.851229	-5.83%	6,986
2012	15.592143	15.770768	1.15%	7,584
2011	14.810669	15.592143	5.28%	9,043
2010	14.401164	14.810669	2.84%	9,284
2009	14.288448	14.401164	0.79%	8,804
2008	13.514461	14.288448	5.73%	13,716
2007	12.850643	13.514461	5.17%	6,348
2006	12.668885	12.850643	1.43%	5,644
2005	12.499088	12.668885	1.36%	6,619
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.993734	12.696139	-2.29%	1,479
2013	11.235046	12.993734	15.65%	46
2012	9.901805	11.235046	13.46%	71
2011	11.179837	9.901805	-11.43%	71
2010	10.054098	11.179837	11.20%	0
2009	7.896558	10.054098	27.32%	0
2008	14.915036	7.896558	-47.06%	0
2007	11.952891	14.915036	24.78%	0
2006	9.158393	11.952891	30.51%	0
2005	7.165696	9.158393	27.81%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.183736	9.376825	-7.92%	313
2013	8.574084	10.183736	18.77%	313
2012	7.390148	8.574084	16.02%	313
2011	8.639344	7.390148	-14.46%	313
2010	8.195706	8.639344	5.41%	313
2009	6.492680	8.195706	26.23%	313
2008	11.624236	6.492680	-44.15%	375
2007	10.827926	11.624236	7.35%	375
2006*	10.000000	10.827926	8.28%	66

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.483752	18.015799	3.04%	8,321
2013	13.998845	17.483752	24.89%	8,522
2012	12.306217	13.998845	13.75%	8,522
2011	13.050802	12.306217	-5.71%	8,522
2010	11.599698	13.050802	12.51%	9,429
2009	9.290738	11.599698	24.85%	6,485
2008	14.988421	9.290738	-38.01%	6,485
2007	14.413675	14.988421	3.99%	7,799
2006	12.565069	14.413675	14.71%	7,434
2005	11.860489	12.565069	5.94%	6,625
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.651882	17.195659	3.27%	815
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.932959	13.187532	1.97%	135
2013	12.569404	12.932959	2.89%	129
2012	12.176685	12.569404	3.23%	938
2011	12.052405	12.176685	1.03%	928
2010	11.596203	12.052405	3.93%	1,173
2009	10.830834	11.596203	7.07%	1,293
2008	11.742210	10.830834	-7.76%	1,908
2007	11.353767	11.742210	3.42%	1,470
2006	10.895571	11.353767	4.21%	2,076
2005	10.745047	10.895571	1.40%	2,072
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.630225	16.135911	3.24%	12,898
2013	13.654392	15.630225	14.47%	14,698
2012	12.554929	13.654392	8.76%	16,141
2011	12.796237	12.554929	-1.89%	18,665
2010	11.754457	12.796237	8.86%	18,257
2009	10.052421	11.754457	16.93%	22,337
2008	13.335296	10.052421	-24.62%	30,488
2007	12.860200	13.335296	3.69%	37,563
2006	11.766108	12.860200	9.30%	30,565
2005	11.379127	11.766108	3.40%	29,682
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.858995	17.367346	3.02%	12,295
2013	14.035792	16.858995	20.11%	12,905
2012	12.571133	14.035792	11.65%	12,905
2011	13.085892	12.571133	-3.93%	13,637
2010	11.815900	13.085892	10.75%	23,621
2009	9.677928	11.815900	22.09%	20,491
2008	14.372204	9.677928	-32.66%	19,855
2007	13.796078	14.372204	4.18%	20,810
2006	12.271079	13.796078	12.43%	20,327
2005	11.675960	12.271079	5.10%	15,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.509121	14.915639	2.80%	5,393
2013	13.378504	14.509121	8.45%	5,390
2012	12.616886	13.378504	6.04%	5,326
2011	12.594391	12.616886	0.18%	6,184
2010	11.824637	12.594391	6.51%	6,612
2009	10.516187	11.824637	12.44%	1,878
2008	12.611838	10.516187	-16.62%	13,127
2007	12.139543	12.611838	3.89%	12,373
2006	11.406930	12.139543	6.42%	12,567
2005	11.122380	11.406930	2.56%	14,062
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.658344	22.060434	6.79%	7,023
2013	15.396513	20.658344	34.18%	8,467
2012	13.217593	15.396513	16.48%	10,644
2011	13.773876	13.217593	-4.04%	11,516
2010	12.898308	13.773876	6.79%	25,323
2009*	10.000000	12.898308	28.98%	259
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.114628	1.15%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.243613	31.406493	7.40%	1,940
2013	22.393819	29.243613	30.59%	2,197
2012	19.423073	22.393819	15.29%	2,372
2011	20.305090	19.423073	-4.34%	7,302
2010	16.392374	20.305090	23.87%	3,200
2009	12.212552	16.392374	34.23%	3,579
2008	19.584281	12.212552	-37.64%	4,164
2007	18.552905	19.584281	5.56%	2,338
2006	17.200627	18.552905	7.86%	2,535
2005	15.632471	17.200627	10.03%	3,253
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.168976	9.980850	-1.85%	3,704
2013	10.360648	10.168976	-1.85%	4,384
2012	10.556466	10.360648	-1.85%	8,339
2011	10.754882	10.556466	-1.84%	9,338
2010	10.957581	10.754882	-1.85%	9,403
2009	11.159434	10.957581	-1.81%	16,375
2008	11.140973	11.159434	0.17%	20,632
2007	10.832935	11.140973	2.84%	10,847
2006	10.558239	10.832935	2.60%	19,202
2005	10.477163	10.558239	0.77%	18,647
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	16.029013	16.343473	1.96%	4,860
2013	16.516878	16.029013	-2.95%	3,154
2012	14.992391	16.516878	10.17%	5,881
2011	14.471390	14.992391	3.60%	8,756
2010	13.332495	14.471390	8.54%	1,637
2009	10.921131	13.332495	22.08%	2,292
2008	13.453279	10.921131	-18.82%	3,728
2007	13.102255	13.453279	2.68%	2,138
2006	12.732503	13.102255	2.90%	1,784
2005	12.695064	12.732503	0.29%	1,650
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.120643	17.606067	-2.84%	704
2013	15.212331	18.120643	19.12%	0
2012	13.371317	15.212331	13.77%	0
2011	15.023419	13.371317	-11.00%	0
2010	13.410471	15.023419	12.03%	0
2009*	10.000000	13.410471	34.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.992054	-10.08%	222

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.064607	14.161094	8.39%	453
2013	9.878767	13.064607	32.25%	461
2012	8.650602	9.878767	14.20%	551
2011	9.077124	8.650602	-4.70%	576
2010	8.006277	9.077124	13.38%	711
2009	6.285521	8.006277	27.38%	0
2008*	10.000000	6.285521	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.754093	16.004294	8.47%	4,474
2013	11.098782	14.754093	32.93%	361
2012	9.598871	11.098782	15.63%	406
2011	10.384932	9.598871	-7.57%	430
2010*	10.000000	10.384932	3.85%	636
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
2011	8.676601	7.997515	-7.83%	0
2010	7.840677	8.676601	10.66%	0
2009	6.269802	7.840677	25.05%	0
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.924717	14.218537	2.11%	2,483
2013	10.210533	13.924717	36.38%	2,946
2012	9.054024	10.210533	12.77%	2,986
2011	9.631726	9.054024	-6.00%	3,631
2010	7.737878	9.631726	24.48%	3,845
2009	6.201706	7.737878	24.77%	4,822
2008*	10.000000	6.201706	-37.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.630542	16.803960	14.86%	3,100
2013	10.986464	14.630542	33.17%	3,210
2012	9.621339	10.986464	14.19%	4,257
2011	10.035290	9.621339	-4.12%	4,245
2010	8.546437	10.035290	17.42%	4,252
2009	6.673995	8.546437	28.06%	4,194
2008*	10.000000	6.673995	-37.45%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.192366	20.375993	0.91%	488
2013	14.257872	20.192366	41.62%	490
2012	12.806356	14.257872	11.33%	516
2011	13.132397	12.806356	-2.48%	590
2010	10.665525	13.132397	23.13%	841
2009	8.525395	10.665525	25.10%	988
2008	16.212076	8.525395	-47.41%	1,392
2007	15.051736	16.212076	7.71%	1,376
2006	14.858243	15.051736	1.30%	1,909
2005	14.004358	14.858243	6.10%	1,669
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	33.693212	35.392084	5.04%	1,439
2013	24.449958	33.693212	37.80%	3,633
2012	20.683084	24.449958	18.21%	1,673
2011	22.197735	20.683084	-6.82%	1,861
2010	17.863279	22.197735	24.26%	2,033
2009	14.419833	17.863279	23.88%	4,467
2008	21.654604	14.419833	-33.41%	5,360
2007	23.699036	21.654604	-8.63%	5,126
2006	20.584636	23.699036	15.13%	5,205
2005	20.346244	20.584636	1.17%	5,619
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	31.567044	31.235554	-1.05%	932
2013	22.824756	31.567044	38.30%	1,032
2012	20.134577	22.824756	13.36%	1,066
2011	21.720827	20.134577	-7.30%	1,335
2010	17.658727	21.720827	23.00%	2,014
2009	13.356587	17.658727	32.21%	2,036
2008	22.016885	13.356587	-39.33%	3,829
2007	21.965869	22.016885	0.23%	1,800
2006	19.974193	21.965869	9.97%	1,635
2005	18.117877	19.974193	10.25%	1,586
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.573871	13.840457	10.07%	1,778
2013	9.771612	12.573871	28.68%	1,912
2012	8.717134	9.771612	12.10%	1,942
2011	8.834382	8.717134	-1.33%	2,067
2010	7.933721	8.834382	11.35%	2,073
2009	6.410373	7.933721	23.76%	1,805
2008	11.175436	6.410373	-42.64%	1,622
2007	10.526050	11.175436	6.17%	1,850
2006	9.437717	10.526050	11.53%	1,524
2005	8.949103	9.437717	5.46%	1,491

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.993038	13.906405	26.50%	7,285
2013	10.869257	10.993038	1.14%	7,636
2012	9.564646	10.869257	13.64%	8,076
2011	9.149723	9.564646	4.53%	9,287
2010	7.160718	9.149723	27.78%	11,331
2009	5.576334	7.160718	28.41%	10,390
2008*	10.000000	5.576334	-44.24%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.071161	9.945145	-1.25%	543
2013	10.198092	10.071161	-1.24%	378
2012	9.933359	10.198092	2.67%	231
2011	10.090938	9.933359	-1.56%	204
2010	9.765040	10.090938	3.34%	197
2009	8.779082	9.765040	11.23%	175
2008	10.332070	8.779082	-15.03%	216
2007	10.048400	10.332070	2.82%	403
2006	9.824455	10.048400	2.28%	1,123
2005	9.866712	9.824455	-0.43%	1,092

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	16.955667	17.219545	1.56%	0
2013	11.845630	16.955667	43.14%	0
2012	11.091066	11.845630	6.80%	0
2011	11.420813	11.091066	-2.89%	0
2010	9.728095	11.420813	17.40%	0
2009	8.074258	9.728095	20.48%	0
2008	13.591960	8.074258	-40.60%	0
2007	13.778654	13.591960	-1.35%	0
2006	13.337218	13.778654	3.31%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.983608	19.483414	8.34%	0
2013	13.315367	17.983608	35.06%	3,745
2012	12.224714	13.315367	8.92%	0
2011	12.850531	12.224714	-4.87%	0
2010	10.656892	12.850531	20.58%	0
2009	8.261487	10.656892	28.99%	0
2008	13.900153	8.261487	-40.57%	0
2007	13.161539	13.900153	5.61%	0
2006	11.792951	13.161539	11.61%	0
2005	11.243582	11.792951	4.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	14.314537	16.214625	13.27%	0
2013	11.241160	14.314537	27.34%	0
2012	10.036472	11.241160	12.00%	0
2011	10.344133	10.036472	-2.97%	0
2010	9.631938	10.344133	7.39%	0
2009	6.790450	9.631938	41.85%	4,950
2008	12.699285	6.790450	-46.53%	8,838
2007	11.335986	12.699285	12.03%	7,909
2006	10.698707	11.335986	5.96%	7,104
2005	10.370992	10.698707	3.16%	7,756
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.881431	14.412673	3.83%	474
2013	10.400416	13.881431	33.47%	962
2012	9.100185	10.400416	14.29%	962
2011	9.170866	9.100185	-0.77%	1,032
2010	7.330271	9.170866	25.11%	1,039
2009	5.631981	7.330271	30.15%	1,652
2008	11.266638	5.631981	-50.01%	1,660
2007	10.796490	11.266638	4.35%	1,498
2006	10.683690	10.796490	1.06%	1,447
2005	9.689932	10.683690	10.26%	1,320

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.040846	17.108964	0.40%	3,820
2013	13.637817	17.040846	24.95%	380
2012	11.458730	13.637817	19.02%	881
2011	12.729684	11.458730	-9.98%	1,001
2010	11.183906	12.729684	13.82%	1,086
2009	8.152366	11.183906	37.19%	1,094
2008	13.887498	8.152366	-41.30%	1,436
2007	13.309652	13.887498	4.34%	863
2006	11.521429	13.309652	15.52%	864
2005	10.268689	11.521429	12.20%	913
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.944445	10.037539	0.94%	0
2013	10.145328	9.944445	-1.98%	0
2012*	10.000000	10.145328	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	13.755142	14.945702	8.66%	1,195
2013	10.635118	13.755142	29.34%	1,353
2012	9.271732	10.635118	14.70%	1,360
2011	9.447496	9.271732	-1.86%	1,930
2010	8.290075	9.447496	13.96%	2,042
2009	6.584027	8.290075	25.91%	2,278
2008	10.902611	6.584027	-39.61%	3,114
2007	10.638593	10.902611	2.48%	2,739
2006	9.422741	10.638593	12.90%	4,253
2005	9.058460	9.422741	4.02%	3,946
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.800060	16.259765	9.86%	0
2013	10.692986	14.800060	38.41%	0
2012	9.234044	10.692986	15.80%	0
2011	9.620594	9.234044	-4.02%	0
2010	7.942690	9.620594	21.13%	0
2009	5.898466	7.942690	34.66%	0
2008	9.666773	5.898466	-38.98%	0
2007	9.970628	9.666773	-3.05%	0
2006*	10.000000	9.970628	-0.29%	71
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	2,972
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.664615	-3.35%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	21
2011	11.626247	12.372183	6.42%	6,709
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.348829	11.222225	-1.12%	4,439
2013	11.589647	11.348829	-2.08%	4,523
2012	11.166580	11.589647	3.79%	4,403
2011	11.262962	11.166580	-0.86%	4,430
2010	10.909511	11.262962	3.24%	15,411
2009*	10.000000	10.909511	9.10%	12,193
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.858895	13.011172	1.18%	0
2013	14.431471	12.858895	-10.90%	0
2012	13.520541	14.431471	6.74%	0
2011	12.335309	13.520541	9.61%	0
2010	11.624864	12.335309	6.11%	0
2009	10.007885	11.624864	16.16%	0
2008	10.966887	10.007885	-8.74%	0
2007	10.099555	10.966887	8.59%	0
2006*	10.000000	10.099555	1.00%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.190565	14.522894	2.34%	0
2013	14.746413	14.190565	-3.77%	0
2012	13.709005	14.746413	7.57%	0
2011	13.480747	13.709005	1.69%	0
2010	12.704111	13.480747	6.11%	0
2009	11.351180	12.704111	11.92%	0
2008	11.040830	11.351180	2.81%	0
2007	10.345571	11.040830	6.72%	0
2006*	10.000000	10.345571	3.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	10,702
2012	9.967028	10.711515	7.47%	8,663
2011*	10.000000	9.967028	-0.33%	7,430

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.343150	12.627613	-5.36%	0
2013	11.236444	13.343150	18.75%	0
2012	10.639617	11.236444	5.61%	0
2011	12.332208	10.639617	-13.72%	0
2010	9.667840	12.332208	27.56%	0
2009	6.232482	9.667840	55.12%	0
2008	11.193844	6.232482	-44.32%	0
2007	10.969676	11.193844	2.04%	0
2006*	10.000000	10.969676	9.70%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.619829	27.845830	28.80%	2,651
2013	14.634667	21.619829	47.73%	1,606
2012	11.382550	14.634667	28.57%	103
2011	10.505563	11.382550	8.35%	103
2010*	10.000000	10.505563	5.06%	103
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.667084	12.350762	5.86%	9,378
2013	11.924807	11.667084	-2.16%	1,482
2012	11.102058	11.924807	7.41%	1,482
2011	10.706097	11.102058	3.70%	1,482
2010	10.180472	10.706097	5.16%	1,482
2009	9.459930	10.180472	7.62%	1,482
2008	10.733610	9.459930	-11.87%	1,482
2007	10.371430	10.733610	3.49%	1,482
2006*	10.000000	10.371430	3.71%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	30.150427	30.458926	1.02%	115
2013	33.664437	30.150427	-10.44%	133
2012	29.077685	33.664437	15.77%	136
2011	27.677743	29.077685	5.06%	136
2010	25.695244	27.677743	7.72%	136
2009	20.105566	25.695244	27.80%	149
2008	24.092986	20.105566	-16.55%	149
2007	23.044253	24.092986	4.55%	149
2006	21.187577	23.044253	8.76%	359
2005	19.229925	21.187577	10.18%	359

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.485694	15.526688	0.26%	0
2013	13.607575	15.485694	13.80%	0
2012	12.178575	13.607575	11.73%	0
2011	12.881568	12.178575	-5.46%	0
2010	12.418370	12.881568	3.73%	0
2009	9.546865	12.418370	30.08%	0
2008	17.566140	9.546865	-45.65%	0
2007	15.620019	17.566140	12.46%	0
2006	12.717225	15.620019	22.83%	0
2005	11.665072	12.717225	9.02%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	33.628661	32.869440	-2.26%	51
2013	30.585939	33.628661	9.95%	1,067
2012	24.007444	30.585939	27.40%	2,814
2011	32.936839	24.007444	-27.11%	35
2010	26.456045	32.936839	24.50%	35
2009	12.643966	26.456045	109.24%	35
2008	36.578958	12.643966	-65.43%	35
2007	27.084066	36.578958	35.06%	35
2006	19.781013	27.084066	36.92%	0
2005	15.267461	19.781013	29.56%	155
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	38.497347	30.566075	-20.60%	49
2013	35.485013	38.497347	8.49%	49
2012	34.971406	35.485013	1.47%	49
2011	42.645158	34.971406	-17.99%	36
2010	33.619407	42.645158	26.85%	36
2009	21.743234	33.619407	54.62%	36
2008	41.121430	21.743234	-47.12%	36
2007	28.826028	41.121430	42.65%	36
2006	23.590040	28.826028	22.20%	0
2005	15.845370	23.590040	48.88%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	28

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.369302	16.623569	8.16%	0
2013	11.691955	15.369302	31.45%	0
2012	10.245045	11.691955	14.12%	0
2011	11.202618	10.245045	-8.55%	0
2010	10.159506	11.202618	10.27%	0
2009	8.146456	10.159506	24.71%	0
2008	13.358865	8.146456	-39.02%	0
2007	12.379959	13.358865	7.91%	0
2006	11.094765	12.379959	11.58%	0
2005	10.394151	11.094765	6.74%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.715980	22.840053	-3.69%	229
2013	16.083743	23.715980	47.45%	229
2012	15.191876	16.083743	5.87%	229
2011	16.223425	15.191876	-6.36%	0
2010	13.038263	16.223425	24.43%	0
2009*	10.000000	13.038263	30.38%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.915510	25.559951	6.88%	0
2013	17.712370	23.915510	35.02%	0
2012	15.241277	17.712370	16.21%	0
2011	17.001868	15.241277	-10.36%	0
2010	13.690588	17.001868	24.19%	0
2009	9.782682	13.690588	39.95%	0
2008	15.520845	9.782682	-36.97%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.592545	12.760911	1.34%	0
2013	14.025791	12.592545	-10.22%	0
2012	13.314697	14.025791	5.34%	0
2011	12.145344	13.314697	9.63%	0
2010	11.777617	12.145344	3.12%	0
2009	10.893024	11.777617	8.12%	0
2008	11.283253	10.893024	-3.46%	0
2007	10.505573	11.283253	7.40%	0
2006	10.541159	10.505573	-0.34%	0
2005	10.579432	10.541159	-0.36%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	13.929660	15.373614	10.37%	0
2013	10.454381	13.929660	33.24%	0
2012	9.287877	10.454381	12.56%	0
2011	9.181645	9.287877	1.16%	0
2010	8.199389	9.181645	11.98%	0
2009	7.077429	8.199389	15.85%	0
2008	11.029475	7.077429	-35.83%	3,431
2007	11.251879	11.029475	-1.98%	3,597
2006	9.795363	11.251879	14.87%	3,755
2005	9.542602	9.795363	2.65%	15,114
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	14.309760	13.264785	-7.30%	0
2013	11.916248	14.309760	20.09%	0
2012	10.025881	11.916248	18.85%	0
2011	11.619008	10.025881	-13.71%	0
2010	10.454146	11.619008	11.14%	0
2009	7.966679	10.454146	31.22%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.574236	18.929658	14.21%	0
2013	12.984697	16.574236	27.64%	0
2012	11.378833	12.984697	14.11%	0
2011	11.679792	11.378833	-2.58%	0
2010	9.983617	11.679792	16.99%	0
2009	7.831760	9.983617	27.48%	0
2008	10.553118	7.831760	-25.79%	0
2007	11.012546	10.553118	-4.17%	0
2006*	10.000000	11.012546	10.13%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	20.653925	22.911761	10.93%	0
2013	15.982910	20.653925	29.23%	0
2012	14.220458	15.982910	12.39%	0
2011	14.349744	14.220458	-0.90%	0
2010	12.896387	14.349744	11.27%	0
2009	10.967622	12.896387	17.59%	471
2008	15.268830	10.967622	-28.17%	476
2007	16.409396	15.268830	-6.95%	468
2006	14.096723	16.409396	16.41%	9,772
2005	13.680293	14.096723	3.04%	456
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.184891	12.624959	3.61%	0
2013*	10.000000	12.184891	21.85%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	22.355883	23.054315	3.12%	0
2013	16.194893	22.355883	38.04%	0
2012	14.263873	16.194893	13.54%	0
2011	14.458220	14.263873	-1.34%	0
2010	11.712890	14.458220	23.44%	0
2009	9.549798	11.712890	22.65%	0
2008	14.091258	9.549798	-32.23%	0
2007	14.460436	14.091258	-2.55%	0
2006	12.883144	14.460436	12.24%	0
2005	12.246099	12.883144	5.20%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	11.063304	12.313142	11.30%	98
2013	8.394461	11.063304	31.79%	106
2012	7.642268	8.394461	9.84%	112
2011	7.720390	7.642268	-1.01%	121
2010	6.854289	7.720390	12.64%	130
2009	5.223731	6.854289	31.21%	137
2008	8.120576	5.223731	-35.67%	145
2007	7.680730	8.120576	5.73%	159
2006	7.169448	7.680730	7.13%	0
2005	7.052900	7.169448	1.65%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	13.079455	14.553455	11.27%	131
2013	10.098368	13.079455	29.52%	142
2012	8.894582	10.098368	13.53%	150
2011	8.899390	8.894582	-0.05%	162
2010	7.899469	8.899390	12.66%	204
2009	6.373936	7.899469	23.93%	3,589
2008	10.336958	6.373936	-38.34%	282
2007	10.012097	10.336958	3.24%	397
2006	8.836043	10.012097	13.31%	0
2005	8.603055	8.836043	2.71%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.040272	14.888015	6.04%	0
2013	11.818080	14.040272	18.80%	0
2012	10.909589	11.818080	8.33%	0
2011	10.201061	10.909589	6.95%	0
2010	9.017260	10.201061	13.13%	51
2009	7.499975	9.017260	20.23%	121
2008	10.852467	7.499975	-30.89%	1,543
2007	10.327216	10.852467	5.09%	1,570
2006	9.037512	10.327216	14.27%	1,325
2005	8.825656	9.037512	2.40%	1,217
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	15.851269	14.100751	-11.04%	0
2013	13.137344	15.851269	20.66%	0
2012	11.886787	13.137344	10.52%	0
2011	14.863707	11.886787	-20.03%	0
2010	14.505163	14.863707	2.47%	0
2009	11.289394	14.505163	28.48%	0
2008	18.360970	11.289394	-38.51%	0
2007	17.972039	18.360970	2.16%	0
2006	14.942448	17.972039	20.28%	0
2005	13.612488	14.942448	9.77%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.594630	15.542188	-0.34%	0
2013	10.701152	15.594630	45.73%	0
2012	9.048240	10.701152	18.27%	0
2011	10.705518	9.048240	-15.48%	0
2010	8.320754	10.705518	28.66%	0
2009	6.729707	8.320754	23.64%	0
2008	10.992896	6.729707	-38.78%	0
2007	12.600660	10.992896	-12.76%	0
2006	12.377429	12.600660	1.80%	0
2005	11.924681	12.377429	3.80%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.871455	-1.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.087872	16.380854	1.82%	0
2013	16.231486	16.087872	-0.88%	0
2012	15.080498	16.231486	7.63%	0
2011	15.030214	15.080498	0.33%	0
2010	14.120397	15.030214	6.44%	0
2009	11.951474	14.120397	18.15%	0
2008	13.140627	11.951474	-9.05%	0
2007	12.712125	13.140627	3.37%	0
2006	12.440839	12.712125	2.18%	0
2005	12.518711	12.440839	-0.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.170035	13.481746	2.37%	0
2013	11.839457	13.170035	11.24%	0
2012	10.806520	11.839457	9.56%	0
2011	11.046752	10.806520	-2.17%	0
2010	9.988357	11.046752	10.60%	0
2009	8.201010	9.988357	21.79%	0
2008	11.158048	8.201010	-26.50%	0
2007	10.470111	11.158048	6.57%	0
2006*	10.000000	10.470111	4.70%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.010584	13.358689	2.68%	0
2013	11.437640	13.010584	13.75%	0
2012	10.301156	11.437640	11.03%	0
2011	10.619685	10.301156	-3.00%	0
2010	9.452659	10.619685	12.35%	0
2009	7.482528	9.452659	26.33%	0
2008	11.335796	7.482528	-33.99%	0
2007	10.490017	11.335796	8.06%	0
2006*	10.000000	10.490017	4.90%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.167679	13.545444	2.87%	0
2013	11.047693	13.167679	19.19%	0
2012	9.752277	11.047693	13.28%	0
2011	10.216230	9.752277	-4.54%	0
2010	8.977564	10.216230	13.80%	0
2009	6.964313	8.977564	28.91%	0
2008	11.464839	6.964313	-39.26%	0
2007	10.510072	11.464839	9.08%	0
2006*	10.000000	10.510072	5.10%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	19.581688	21.479586	9.69%	0
2013	15.220315	19.581688	28.65%	0
2012	13.340209	15.220315	14.09%	0
2011	13.966351	13.340209	-4.48%	0
2010	12.156769	13.966351	14.89%	0
2009	9.134438	12.156769	33.09%	550
2008	16.226503	9.134438	-43.71%	1,714
2007	14.077687	16.226503	15.26%	1,797
2006	12.859240	14.077687	9.48%	9,103
2005	11.217583	12.859240	14.63%	10,854
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.750987	10.055881	-14.43%	0
2013	9.648755	11.750987	21.79%	0
2012	9.391460	9.648755	2.74%	0
2011	10.098079	9.391460	-7.00%	0
2010	8.638600	10.098079	16.89%	0
2009	5.967164	8.638600	44.77%	0
2008	13.341479	5.967164	-55.27%	0
2007	9.338796	13.341479	42.86%	0
2006*	10.000000	9.338796	-6.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.696251	15.663612	6.58%	84
2013	11.702615	14.696251	25.58%	84
2012	10.180053	11.702615	14.96%	84
2011	10.288462	10.180053	-1.05%	84
2010	9.112646	10.288462	12.90%	84
2009	7.143796	9.112646	27.56%	362
2008	12.710451	7.143796	-43.80%	3,496
2007	12.776871	12.710451	-0.52%	3,817
2006	10.845777	12.776871	17.81%	3,875
2005	10.453334	10.845777	3.75%	3,992

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	11.116903	12.225627	9.97%	0
2013	8.224900	11.116903	35.16%	0
2012	7.018533	8.224900	17.19%	0
2011	7.001513	7.018533	0.24%	0
2010	5.771730	7.001513	21.31%	0
2009	4.037546	5.771730	42.95%	1,709
2008	9.158971	4.037546	-55.92%	1,709
2007	7.588671	9.158971	20.69%	1,528
2006	7.345851	7.588671	3.31%	1,448
2005	6.878173	7.345851	6.80%	1,188
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.353638	13.474820	9.08%	2,285
2013	9.245553	12.353638	33.62%	2,340
2012	8.228190	9.245553	12.36%	2,318
2011	8.375392	8.228190	-1.76%	2,308
2010	6.881900	8.375392	21.70%	2,370
2009	5.474286	6.881900	25.71%	2,483
2008	10.576112	5.474286	-48.24%	6,567
2007	8.498425	10.576112	24.45%	6,310
2006	8.116211	8.498425	4.71%	6,227
2005	7.828799	8.116211	3.67%	6,089
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.070168	12.959613	-0.85%	0
2013	12.584133	13.070168	3.86%	0
2012	11.233700	12.584133	12.02%	0
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
2009	6.998156	9.870545	41.04%	0
2008	9.519776	6.998156	-26.49%	0
2007	9.453998	9.519776	0.70%	0
2006	8.667686	9.453998	9.07%	0
2005	8.617667	8.667686	0.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.908621	13.392023	3.74%	0
2013	13.412075	12.908621	-3.75%	0
2012	12.926747	13.412075	3.75%	0
2011	12.290441	12.926747	5.18%	0
2010	11.634953	12.290441	5.63%	0
2009	10.253173	11.634953	13.48%	0
2008	10.813491	10.253173	-5.18%	0
2007	10.578541	10.813491	2.22%	0
2006	10.338312	10.578541	2.32%	0
2005	10.323250	10.338312	0.15%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.060947	15.690251	4.18%	0
2013	11.283407	15.060947	33.48%	0
2012	10.023891	11.283407	12.57%	0
2011	11.444181	10.023891	-12.41%	0
2010	9.063967	11.444181	26.26%	0
2009	6.598911	9.063967	37.36%	0
2008	11.120520	6.598911	-40.66%	0
2007	9.816752	11.120520	13.28%	0
2006*	10.000000	9.816752	-1.83%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.094594	12.698348	-9.91%	0
2013	11.019911	14.094594	27.90%	0
2012	9.319464	11.019911	18.25%	0
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	10.85%	0
2009	8.347541	10.353901	24.04%	0
2008	15.159129	8.347541	-44.93%	0
2007	13.185507	15.159129	14.97%	0
2006	11.395079	13.185507	15.71%	0
2005	9.762883	11.395079	16.72%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	19.954810	20.885733	4.67%	0
2013	15.593588	19.954810	27.97%	0
2012	12.506769	15.593588	24.68%	0
2011	13.986135	12.506769	-10.58%	0
2010	11.274215	13.986135	24.05%	0
2009	7.301662	11.274215	54.41%	0
2008	15.245500	7.301662	-52.11%	0
2007	14.718228	15.245500	3.58%	0
2006	12.911205	14.718228	14.00%	0
2005	12.832718	12.911205	0.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	0
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	0
2007	11.074620	11.271182	1.77%	0
2006*	10.000000	11.074620	10.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.865809	14.666579	-1.34%	0
2013	11.122841	14.865809	33.65%	0
2012	9.577625	11.122841	16.13%	0
2011	10.144228	9.577625	-5.59%	0
2010	8.064523	10.144228	25.79%	0
2009	6.364966	8.064523	26.70%	0
2008	9.686757	6.364966	-34.29%	0
2007	10.116204	9.686757	-4.25%	0
2006*	10.000000	10.116204	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.308583	-6.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.166098	15.880688	-12.58%	0
2013	15.021676	18.166098	20.93%	0
2012	12.912088	15.021676	16.34%	0
2011	14.696887	12.912088	-12.14%	0
2010	13.785398	14.696887	6.61%	0
2009	10.231683	13.785398	34.73%	0
2008	17.452007	10.231683	-41.37%	0
2007	15.365767	17.452007	13.58%	0
2006	12.870002	15.365767	19.39%	0
2005	11.874526	12.870002	8.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.623043	-13.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.956668	-0.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.006775	11.337988	3.01%	0
2013	9.405927	11.006775	17.02%	0
2012	8.225515	9.405927	14.35%	0
2011	9.958660	8.225515	-17.40%	0
2010	8.774695	9.958660	13.49%	0
2009	7.470705	8.774695	17.45%	0
2008	12.360242	7.470705	-39.56%	0
2007	11.572688	12.360242	6.81%	0
2006*	10.000000	11.572688	15.73%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.502122	13.865060	10.90%	0
2013	9.764119	12.502122	28.04%	0
2012	8.596210	9.764119	13.59%	0
2011	9.158636	8.596210	-6.14%	0
2010	7.518344	9.158636	21.82%	0
2009	5.323578	7.518344	41.23%	0
2008	9.039632	5.323578	-41.11%	0
2007	10.288832	9.039632	-12.14%	0
2006*	10.000000	10.288832	2.89%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.414515	14.042730	4.68%	0
2013	11.960320	13.414515	12.16%	0
2012	10.762490	11.960320	11.13%	0
2011	10.899213	10.762490	-1.25%	0
2010	10.048836	10.899213	8.46%	0
2009	8.153728	10.048836	23.24%	0
2008	11.417272	8.153728	-28.58%	0
2007	10.976841	11.417272	4.01%	0
2006*	10.000000	10.976841	9.77%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.350433	15.149257	5.57%	0
2013	10.981135	14.350433	30.68%	0
2012	9.691743	10.981135	13.30%	0
2011	10.327982	9.691743	-6.16%	0
2010	9.027885	10.327982	14.40%	0
2009	6.918862	9.027885	30.48%	0
2008	11.454813	6.918862	-39.60%	0
2007	11.358086	11.454813	0.85%	0
2006*	10.000000	11.358086	13.58%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.201243	16.292927	0.57%	0
2013	15.379613	16.201243	5.34%	0
2012	13.648930	15.379613	12.68%	0
2011	13.917780	13.648930	-1.93%	0
2010	12.290590	13.917780	13.24%	0
2009	7.252301	12.290590	69.47%	0
2008	10.558207	7.252301	-31.31%	0
2007	10.544918	10.558207	0.13%	0
2006*	10.000000	10.544918	5.45%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.898484	18.283258	-3.26%	0
2013	14.082710	18.898484	34.20%	0
2012	12.012655	14.082710	17.23%	0
2011	12.836431	12.012655	-6.42%	0
2010	10.735424	12.836431	19.57%	0
2009	7.017983	10.735424	52.97%	0
2008	11.648982	7.017983	-39.75%	0
2007	10.771588	11.648982	8.15%	0
2006*	10.000000	10.771588	7.72%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.722174	16.554215	-1.00%	0
2013	12.785354	16.722174	30.79%	0
2012	11.128458	12.785354	14.89%	0
2011	12.262647	11.128458	-9.25%	0
2010	10.611295	12.262647	15.56%	0
2009	7.515473	10.611295	41.19%	0
2008	10.709716	7.515473	-29.83%	0
2007	10.718961	10.709716	-0.09%	0
2006*	10.000000	10.718961	7.19%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.666924	14.587252	6.73%	0
2013	9.856869	13.666924	38.65%	0
2012	9.007425	9.856869	9.43%	0
2011	9.365017	9.007425	-3.82%	0
2010	7.337753	9.365017	27.63%	0
2009	5.532641	7.337753	32.63%	0
2008	10.686895	5.532641	-48.23%	0
2007	10.316854	10.686895	3.59%	0
2006*	10.000000	10.316854	3.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.764877	13.299938	13.05%	0
2013	9.349253	11.764877	25.84%	0
2012	8.608392	9.349253	8.61%	0
2011	9.171120	8.608392	-6.14%	0
2010	8.014375	9.171120	14.43%	0
2009	6.129563	8.014375	30.75%	0
2008	9.929383	6.129563	-38.27%	0
2007	10.789724	9.929383	-7.97%	0
2006*	10.000000	10.789724	7.90%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.058194	11.038060	-8.46%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.230853	14.074882	6.38%	0
2013	9.624142	13.230853	37.48%	0
2012*	10.000000	9.624142	-3.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.333365	16.270747	6.11%	0
2013	11.180748	15.333365	37.14%	0
2012	10.051210	11.180748	11.24%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	17.339646	18.395868	6.09%	0
2013	13.675401	17.339646	26.79%	0
2012	12.241506	13.675401	11.71%	0
2011	12.486004	12.241506	-1.96%	0
2010	11.617575	12.486004	7.48%	0
2009	9.230542	11.617575	25.86%	0
2008	13.469590	9.230542	-31.47%	0
2007	12.700995	13.469590	6.05%	0
2006	11.093386	12.700995	14.49%	0
2005	10.737226	11.093386	3.32%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.326219	13.184487	6.96%	0
2013	10.037184	12.326219	22.81%	0
2012	9.088987	10.037184	10.43%	0
2011*	10.000000	9.088987	-9.11%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.636182	20.704173	17.40%	0
2013	12.791585	17.636182	37.87%	0
2012	10.785780	12.791585	18.60%	0
2011	10.576502	10.785780	1.98%	0
2010	10.239292	10.576502	3.29%	0
2009	8.175135	10.239292	25.25%	0
2008	11.675051	8.175135	-29.98%	0
2007	10.640899	11.675051	9.72%	0
2006*	10.000000	10.640899	6.41%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.046706	12.421268	12.44%	0
2013	10.963216	11.046706	0.76%	0
2012	8.723049	10.963216	25.68%	0
2011	9.510736	8.723049	-8.28%	0
2010	8.249921	9.510736	15.28%	0
2009	6.393919	8.249921	29.03%	0
2008	11.775485	6.393919	-45.70%	0
2007	12.708841	11.775485	-7.34%	0
2006*	10.000000	12.708841	27.09%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	21.397092	21.060067	-1.58%	0
2013	18.326808	21.397092	16.75%	0
2012	16.170825	18.326808	13.33%	0
2011	17.675048	16.170825	-8.51%	0
2010	15.963653	17.675048	10.72%	0
2009	12.032299	15.963653	32.67%	0
2008	20.573321	12.032299	-41.52%	0
2007	18.282745	20.573321	12.53%	0
2006	14.532640	18.282745	25.80%	0
2005	12.561233	14.532640	15.69%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.999201	13.733063	5.65%	0
2013	9.700224	12.999201	34.01%	0
2012*	10.000000	9.700224	-3.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	28.511757	26.497225	-7.07%	36
2013	23.226486	28.511757	22.76%	36
2012	19.867525	23.226486	16.91%	36
2011	21.824273	19.867525	-8.97%	36
2010	20.470767	21.824273	6.61%	36
2009*	10.000000	20.470767	22.67%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	23.525531	23.518142	-0.03%	0
2013	21.702460	23.525531	8.40%	0
2012	18.647619	21.702460	16.38%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.386957	22.631646	5.82%	0
2013	16.778015	21.386957	27.47%	0
2012	15.061395	16.778015	11.40%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.882597	13.707977	6.41%	331
2013	10.033153	12.882597	28.40%	333
2012	8.257715	10.033153	21.50%	335
2011	9.045235	8.257715	-8.71%	338
2010	8.659259	9.045235	4.46%	364
2009	6.045206	8.659259	43.24%	463
2008	11.065813	6.045206	-45.37%	493
2007	8.256464	11.065813	34.03%	217
2006	7.712816	8.256464	7.05%	96
2005	6.984699	7.712816	10.42%	97
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.481689	6.952927	7.27%	690
2013	4.880066	6.481689	32.82%	693
2012	4.175270	4.880066	16.88%	695
2011	4.659393	4.175270	-10.39%	153
2010	3.818065	4.659393	22.04%	169
2009	2.480613	3.818065	53.92%	180
2008	4.513409	2.480613	-45.04%	200
2007	3.780892	4.513409	19.37%	102
2006	3.574151	3.780892	5.78%	0
2005	3.265930	3.574151	9.44%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.325951	11.490653	-13.77%	31
2013	11.886427	13.325951	12.11%	34
2012	10.706082	11.886427	11.02%	36
2011	16.129149	10.706082	-33.62%	39
2010	13.151115	16.129149	22.64%	41
2009	7.486238	13.151115	75.67%	44
2008	15.975500	7.486238	-53.14%	46
2007	12.721943	15.975500	25.57%	159
2006	8.843749	12.721943	43.85%	0
2005	6.832211	8.843749	29.44%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.203104	23.942627	12.92%	0
2013	16.336632	21.203104	29.79%	0
2012	13.834677	16.336632	18.08%	0
2011	13.803777	13.834677	0.22%	0
2010	11.397658	13.803777	21.11%	0
2009	9.170218	11.397658	24.29%	0
2008	13.995872	9.170218	-34.48%	0
2007	13.926723	13.995872	0.50%	0
2006	12.149640	13.926723	14.63%	0
2005	11.339593	12.149640	7.14%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.414777	-5.85%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.216401	19.253328	-9.25%	0
2013	15.314613	21.216401	38.54%	0
2012	12.913310	15.314613	18.60%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.019025	20.561208	8.11%	0
2013	14.297758	19.019025	33.02%	0
2012	12.577680	14.297758	13.68%	0
2011	12.880874	12.577680	-2.35%	0
2010	11.805985	12.880874	9.10%	0
2009	9.828108	11.805985	20.12%	0
2008	14.896162	9.828108	-34.02%	0
2007	14.114424	14.896162	5.54%	0
2006	11.938834	14.114424	18.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	0
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.756380	8.471097	9.21%	0
2013	6.094132	7.756380	27.28%	0
2012	5.448459	6.094132	11.85%	0
2011	5.592376	5.448459	-2.57%	0
2010	4.780474	5.592376	16.98%	0
2009	3.650992	4.780474	30.94%	0
2008	6.072162	3.650992	-39.87%	0
2007	5.178311	6.072162	17.26%	0
2006	4.971695	5.178311	4.16%	0
2005	4.758382	4.971695	4.48%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.842280	22.018895	10.97%	68
2013	15.334773	19.842280	29.39%	68
2012	13.633442	15.334773	12.48%	68
2011	13.807665	13.633442	-1.26%	68
2010	12.404726	13.807665	11.31%	82
2009*	10.000000	12.404726	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	0
2012	9.848461	11.179298	13.51%	332
2011	9.946387	9.848461	-0.98%	347
2010	9.051196	9.946387	9.89%	363
2009	7.476026	9.051196	21.07%	379
2008	10.852373	7.476026	-31.11%	0
2007	10.423562	10.852373	4.11%	0
2006*	10.000000	10.423562	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.851746	11.175554	2.98%	0
2013	11.354174	10.851746	-4.43%	0
2012	11.026950	11.354174	2.97%	317
2011	10.631394	11.026950	3.72%	331
2010	10.224777	10.631394	3.98%	347
2009	9.293622	10.224777	10.02%	362
2008	10.511339	9.293622	-11.58%	0
2007	10.405716	10.511339	1.02%	0
2006*	10.000000	10.405716	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	416
2011	10.964407	9.755085	-11.03%	434
2010	10.041819	10.964407	9.19%	455
2009	7.228832	10.041819	38.91%	474
2008	12.009005	7.228832	-39.80%	0
2007	10.705080	12.009005	12.18%	0
2006*	10.000000	10.705080	7.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	448
2011	9.703303	9.073017	-6.50%	468
2010	8.368558	9.703303	15.95%	490
2009	6.146783	8.368558	36.15%	511
2008	11.232271	6.146783	-45.28%	0
2007	10.233395	11.232271	9.76%	0
2006*	10.000000	10.233395	2.33%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	758
2011	8.282008	7.943317	-4.09%	791
2010	7.607377	8.282008	8.87%	829
2009	5.933653	7.607377	28.21%	865
2008	9.766249	5.933653	-39.24%	0
2007*	10.000000	9.766249	-2.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.361709	17.466214	0.60%	0
2013	16.528976	17.361709	5.04%	0
2012	14.708749	16.528976	12.38%	0
2011	14.441600	14.708749	1.85%	0
2010	13.009836	14.441600	11.01%	0
2009	9.083381	13.009836	43.23%	0
2008	12.858453	9.083381	-29.36%	0
2007	12.710419	12.858453	1.16%	0
2006	11.713813	12.710419	8.51%	0
2005	11.662441	11.713813	0.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	12.987672	13.909015	7.09%	0
2013	9.760448	12.987672	33.06%	0
2012	8.399063	9.760448	16.21%	0
2011	8.765228	8.399063	-4.18%	0
2010	7.717613	8.765228	13.57%	0
2009	6.119917	7.717613	26.11%	0
2008	9.901315	6.119917	-38.19%	0
2007	10.322987	9.901315	-4.08%	0
2006	9.078368	10.322987	13.71%	0
2005	8.876690	9.078368	2.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.218329	12.777207	4.57%	0
2013	8.660031	12.218329	41.09%	0
2012	7.549156	8.660031	14.72%	0
2011	8.706736	7.549156	-13.30%	0
2010	7.677086	8.706736	13.41%	0
2009	5.116196	7.677086	50.05%	263
2008*	10.000000	5.116196	-48.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.494775	14.642017	8.50%	0
2013	9.913066	13.494775	36.13%	0
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.705117	12.063204	3.06%	0
2013	12.164359	11.705117	-3.78%	0
2012	11.508205	12.164359	5.70%	0
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	5.02%	0
2009	9.818823	10.478421	6.72%	0
2008*	10.000000	9.818823	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.017891	19.483080	-7.30%	0
2013	21.266429	21.017891	-1.17%	0
2012	18.494868	21.266429	14.99%	0
2011	24.286837	18.494868	-23.85%	0
2010	21.309755	24.286837	13.97%	0
2009	13.300975	21.309755	60.21%	0
2008	32.102532	13.300975	-58.57%	0
2007	22.480641	32.102532	42.80%	0
2006	16.760488	22.480641	34.13%	0
2005	12.880175	16.760488	30.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.740682	15.121340	2.58%	57
2013	15.661367	14.740682	-5.88%	57
2012	15.491896	15.661367	1.09%	57
2011	14.722918	15.491896	5.22%	57
2010	14.323144	14.722918	2.79%	57
2009	14.218278	14.323144	0.74%	57
2008	13.454953	14.218278	5.67%	57
2007	12.800610	13.454953	5.11%	57
2006	12.625975	12.800610	1.38%	148
2005	12.463096	12.625975	1.31%	148
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.906236	12.604219	-2.34%	0
2013	11.165081	12.906236	15.59%	0
2012	9.845166	11.165081	13.41%	0
2011	11.121530	9.845166	-11.48%	0
2010	10.006756	11.121530	11.14%	0
2009	7.863389	10.006756	27.26%	0
2008	14.860004	7.863389	-47.08%	0
2007	11.914890	14.860004	24.72%	0
2006	9.133921	11.914890	30.45%	0
2005	7.150188	9.133921	27.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	0
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.377763	17.897470	2.99%	0
2013	13.921060	17.377763	24.83%	0
2012	12.244088	13.921060	13.70%	0
2011	12.991525	12.244088	-5.75%	0
2010	11.552908	12.991525	12.45%	0
2009	9.257978	11.552908	24.79%	0
2008	14.943186	9.257978	-38.05%	0
2007	14.377533	14.943186	3.93%	0
2006	12.539933	14.377533	14.65%	2,369
2005	11.842767	12.539933	5.89%	2,828
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.854567	13.100919	1.92%	0
2013	12.499580	12.854567	2.84%	0
2012	12.115229	12.499580	3.17%	0
2011	11.997676	12.115229	0.98%	0
2010	11.549430	11.997676	3.88%	0
2009	10.792642	11.549430	7.01%	0
2008	11.706779	10.792642	-7.81%	0
2007	11.325309	11.706779	3.37%	10,558
2006	10.873772	11.325309	4.15%	0
2005	10.729004	10.873772	1.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.535480	16.029934	3.18%	0
2013	13.578543	15.535480	14.41%	0
2012	12.491556	13.578543	8.70%	0
2011	12.738124	12.491556	-1.94%	0
2010	11.707035	12.738124	8.81%	0
2009	10.016980	11.707035	16.87%	0
2008	13.295057	10.016980	-24.66%	0
2007	12.827968	13.295057	3.64%	0
2006	11.742570	12.827968	9.24%	3,150
2005	11.362127	11.742570	3.35%	3,558
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.756806	17.253281	2.96%	0
2013	13.957831	16.756806	20.05%	0
2012	12.507692	13.957831	11.59%	0
2011	13.026476	12.507692	-3.98%	529
2010	11.768230	13.026476	10.69%	529
2009	9.643797	11.768230	22.03%	529
2008	14.328837	9.643797	-32.70%	529
2007	13.761487	14.328837	4.12%	420
2006	12.246540	13.761487	12.37%	10,892
2005	11.658524	12.246540	5.04%	10,340
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.421168	14.817665	2.75%	0
2013	13.304176	14.421168	8.40%	0
2012	12.553192	13.304176	5.98%	0
2011	12.537192	12.553192	0.13%	0
2010	11.776930	12.537192	6.46%	0
2009	10.479109	11.776930	12.38%	0
2008	12.573775	10.479109	-16.66%	0
2007	12.109113	12.573775	3.84%	0
2006	11.384121	12.109113	6.37%	1,662
2005	11.105782	11.384121	2.51%	1,826
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.609271	21.996817	6.73%	407
2013	15.367757	20.609271	34.11%	411
2012	13.199645	15.367757	16.43%	417
2011	13.762172	13.199645	-4.09%	426
2010	12.893924	13.762172	6.73%	437
2009*	10.000000	12.893924	28.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.112227	1.12%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	29.025953	31.156853	7.34%	716
2013	22.238454	29.025953	30.52%	693
2012	19.298173	22.238454	15.24%	701
2011	20.184783	19.298173	-4.39%	884
2010	16.303540	20.184783	23.81%	879
2009	12.152558	16.303540	34.16%	2,124
2008	19.498034	12.152558	-37.67%	3,043
2007	18.480673	19.498034	5.50%	3,199
2006	17.142369	18.480673	7.81%	3,198
2005	15.587433	17.142369	9.98%	3,162
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.093224	9.901453	-1.90%	216
2013	10.288708	10.093224	-1.90%	216
2012	10.488538	10.288708	-1.91%	216
2011	10.691108	10.488538	-1.89%	216
2010	10.898159	10.691108	-1.90%	216
2009	11.104573	10.898159	-1.86%	216
2008	11.091854	11.104573	0.11%	5,204
2007	10.790701	11.091854	2.79%	5,228
2006	10.522423	10.790701	2.55%	5,459
2005	10.446928	10.522423	0.72%	5,696
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.909705	16.213571	1.91%	30
2013	16.402290	15.909705	-3.00%	30
2012	14.895990	16.402290	10.11%	30
2011	14.385650	14.895990	3.55%	30
2010	13.260251	14.385650	8.49%	30
2009	10.867491	13.260251	22.02%	30
2008	13.394031	10.867491	-18.86%	30
2007	13.051225	13.394031	2.63%	30
2006	12.689357	13.051225	2.85%	30
2005	12.658477	12.689357	0.24%	30
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.077635	17.555326	-2.89%	0
2013	15.183948	18.077635	19.06%	0
2012	13.353178	15.183948	13.71%	0
2011	15.010666	13.353178	-11.04%	0
2010	13.405909	15.010666	11.97%	0
2009*	10.000000	13.405909	34.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.988911	-10.11%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.026934	14.113074	8.34%	102
2013	9.855288	13.026934	32.18%	102
2012	8.634450	9.855288	14.14%	102
2011	9.064773	8.634450	-4.75%	102
2010	7.999467	9.064773	13.32%	102
2009	6.283377	7.999467	27.31%	0
2008*	10.000000	6.283377	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.726526	15.966244	8.42%	141
2013	11.083684	14.726526	32.87%	141
2012	9.590721	11.083684	15.57%	141
2011	10.381386	9.590721	-7.62%	141
2010*	10.000000	10.381386	3.81%	141
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.197348	13.191264	8.15%	0
2013	9.208115	12.197348	32.46%	0
2012	7.982597	9.208115	15.35%	0
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.884518	14.170266	2.06%	320
2013	10.186244	13.884518	36.31%	323
2012	9.037104	10.186244	12.72%	325
2011	9.618619	9.037104	-6.05%	329
2010	7.731295	9.618619	24.41%	400
2009	6.199597	7.731295	24.71%	502
2008*	10.000000	6.199597	-38.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.588339	16.746957	14.80%	57
2013	10.960352	14.588339	33.10%	57
2012	9.603374	10.960352	14.13%	57
2011	10.021648	9.603374	-4.17%	57
2010	8.539166	10.021648	17.36%	57
2009	6.671710	8.539166	27.99%	57
2008*	10.000000	6.671710	-33.28%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.042007	20.213965	0.86%	0
2013	14.158903	20.042007	41.55%	0
2012	12.723961	14.158903	11.28%	0
2011	13.054543	12.723961	-2.53%	0
2010	10.607693	13.054543	23.07%	6
2009	8.483490	10.607693	25.04%	9
2008	16.140649	8.483490	-47.44%	17
2007	14.993105	16.140649	7.65%	17
2006	14.807889	14.993105	1.25%	0
2005	13.963999	14.807889	6.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	33.442415	35.110753	4.99%	51
2013	24.280315	33.442415	37.73%	51
2012	20.550067	24.280315	18.15%	51
2011	22.066208	20.550067	-6.87%	51
2010	17.766470	22.066208	24.20%	51
2009	14.348992	17.766470	23.82%	267
2008	21.559228	14.348992	-33.44%	267
2007	23.606753	21.559228	-8.67%	267
2006	20.514908	23.606753	15.07%	267
2005	20.287630	20.514908	1.12%	267
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	31.332075	30.987250	-1.10%	0
2013	22.666394	31.332075	38.23%	0
2012	20.005094	22.666394	13.30%	0
2011	21.592138	20.005094	-7.35%	0
2010	17.563039	21.592138	22.94%	3
2009	13.290967	17.563039	32.14%	3
2008	21.919930	13.290967	-39.37%	3
2007	21.880348	21.919930	0.18%	3
2006	19.906540	21.880348	9.92%	3
2005	18.065673	19.906540	10.19%	3
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.480230	13.730381	10.02%	0
2013	9.703782	12.480230	28.61%	0
2012	8.661036	9.703782	12.04%	0
2011	8.781998	8.661036	-1.38%	0
2010	7.890688	8.781998	11.30%	0
2009	6.378855	7.890688	23.70%	0
2008	11.126179	6.378855	-42.67%	0
2007	10.485028	11.126179	6.11%	0
2006	9.405708	10.485028	11.48%	0
2005	8.923294	9.405708	5.41%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.961311	13.859212	26.44%	148
2013	10.843418	10.961311	1.09%	148
2012	9.546776	10.843418	13.58%	148
2011	9.137267	9.546776	4.48%	148
2010	7.154609	9.137267	27.71%	148
2009	5.574423	7.154609	28.35%	148
2008*	10.000000	5.574423	-44.26%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.518621	12.839721	2.56%	0
2013*	10.000000	12.518621	25.19%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.016594	9.886220	-1.30%	0
2013	10.148002	10.016594	-1.29%	0
2012	9.889606	10.148002	2.61%	0
2011	10.051591	9.889606	-1.61%	0
2010	9.731920	10.051591	3.28%	0
2009	8.753758	9.731920	11.17%	0
2008	10.307529	8.753758	-15.07%	0
2007	10.029659	10.307529	2.77%	0
2006	9.811121	10.029659	2.23%	0
2005	9.858331	9.811121	-0.48%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	16.855141	17.108718	1.50%	0
2013	11.781398	16.855141	43.07%	0
2012	11.036549	11.781398	6.75%	0
2011	11.370457	11.036549	-2.94%	0
2010	9.690136	11.370457	17.34%	0
2009	8.046849	9.690136	20.42%	0
2008	13.552750	8.046849	-40.63%	0
2007	13.745946	13.552750	-1.41%	0
2006	13.312320	13.745946	3.26%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.895325	19.377902	8.28%	0
2013	13.256754	17.895325	34.99%	0
2012	12.177120	13.256754	8.87%	0
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	20.52%	0
2009	8.241894	10.626212	28.93%	0
2008	13.874273	8.241894	-40.60%	0
2007	13.143764	13.874273	5.56%	0
2006	11.783005	13.143764	11.55%	0
2005	11.239804	11.783005	4.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	14.207981	16.085736	13.22%	0
2013	11.163166	14.207981	27.28%	0
2012	9.971932	11.163166	11.95%	0
2011	10.282834	9.971932	-3.02%	0
2010	9.579734	10.282834	7.34%	0
2009	6.757084	9.579734	41.77%	1,650
2008	12.643338	6.757084	-46.56%	1,689
2007	11.291827	12.643338	11.97%	1,567
2006	10.662455	11.291827	5.90%	1,367
2005	10.341087	10.662455	3.11%	1,184
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.778030	14.298021	3.77%	0
2013	10.328209	13.778030	33.40%	0
2012	9.041629	10.328209	14.23%	0
2011	9.116493	9.041629	-0.82%	0
2010	7.290523	9.116493	25.05%	6
2009	5.604300	7.290523	30.09%	10
2008	11.216980	5.604300	-50.04%	18
2007	10.754411	11.216980	4.30%	18
2006	10.647470	10.754411	1.00%	0
2005	9.661983	10.647470	10.20%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	16.922599	16.981577	0.35%	0
2013	13.550085	16.922599	24.89%	0
2012	11.390831	13.550085	18.96%	0
2011	12.660697	11.390831	-10.03%	0
2010	11.128954	12.660697	13.76%	0
2009	8.116450	11.128954	37.12%	0
2008	13.833378	8.116450	-41.33%	0
2007	13.264567	13.833378	4.29%	0
2006	11.488228	13.264567	15.46%	0
2005	10.244297	11.488228	12.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.938475	10.026406	0.88%	0
2013	10.144395	9.938475	-2.03%	0
2012*	10.000000	10.144395	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.997256	-10.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	13.652686	14.826829	8.60%	77
2013	10.561278	13.652686	29.27%	84
2012	9.212066	10.561278	14.65%	89
2011	9.391466	9.212066	-1.91%	96
2010	8.245107	9.391466	13.90%	133
2009	6.551646	8.245107	25.85%	578
2008	10.854537	6.551646	-39.64%	598
2007	10.597115	10.854537	2.43%	609
2006	9.390774	10.597115	12.85%	565
2005	9.032316	9.390774	3.97%	564
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.742344	16.188107	9.81%	0
2013	10.656707	14.742344	38.34%	0
2012	9.207414	10.656707	15.74%	0
2011	9.597722	9.207414	-4.07%	0
2010	7.927843	9.597722	21.06%	0
2009	5.890447	7.927843	34.59%	0
2008	9.658559	5.890447	-39.01%	0
2007	9.967258	9.658559	-3.10%	0
2006*	10.000000	9.967258	-0.33%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.661305	-3.39%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.321857	11.189853	-1.17%	248
2013	11.568009	11.321857	-2.13%	248
2012	11.151424	11.568009	3.74%	248
2011	11.253389	11.151424	-0.91%	248
2010	10.905794	11.253389	3.19%	248
2009*	10.000000	10.905794	9.06%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.809293	12.954358	1.13%	0
2013	14.383125	12.809293	-10.94%	0
2012	13.482135	14.383125	6.68%	0
2011	12.306518	13.482135	9.55%	0
2010	11.603644	12.306518	6.06%	0
2009	9.994706	11.603644	16.10%	0
2008	10.958028	9.994706	-8.79%	0
2007	10.096567	10.958028	8.53%	0
2006*	10.000000	10.096567	0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.135817	14.459495	2.29%	0
2013	14.697017	14.135817	-3.82%	0
2012	13.670063	14.697017	7.51%	0
2011	13.449285	13.670063	1.64%	0
2010	12.680917	13.449285	6.06%	0
2009	11.336230	12.680917	11.86%	0
2008	11.031909	11.336230	2.76%	0
2007	10.342510	11.031909	6.67%	0
2006*	10.000000	10.342510	3.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.291803	12.572610	-5.41%	0
2013	11.198899	13.291803	18.69%	0
2012	10.609484	11.198899	5.56%	0
2011	12.303549	10.609484	-13.77%	0
2010	9.650274	12.303549	27.49%	0
2009	6.224330	9.650274	55.04%	0
2008	11.184921	6.224330	-44.35%	0
2007	10.966570	11.184921	1.99%	0
2006*	10.000000	10.966570	9.67%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.621605	12.296354	5.81%	0
2013	11.884369	11.621605	-2.21%	0
2012	11.070056	11.884369	7.36%	0
2011	10.680662	11.070056	3.65%	0
2010	10.161470	10.680662	5.11%	0
2009	9.447078	10.161470	7.56%	0
2008	10.724487	9.447078	-11.91%	0
2007	10.367933	10.724487	3.44%	0
2006*	10.000000	10.367933	3.68%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	29.926054	30.216860	0.97%	21
2013	33.430958	29.926054	-10.48%	21
2012	28.890764	33.430958	15.72%	21
2011	27.513796	28.890764	5.00%	21
2010	25.556048	27.513796	7.66%	21
2009	20.006837	25.556048	27.74%	21
2008	23.986894	20.006837	-16.59%	21
2007	22.954535	23.986894	4.50%	21
2006	21.115803	22.954535	8.71%	21
2005	19.174523	21.115803	10.12%	21

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.393911	15.426799	0.21%	0
2013	13.533804	15.393911	13.74%	0
2012	12.118735	13.533804	11.68%	0
2011	12.824791	12.118735	-5.51%	0
2010	12.369935	12.824791	3.68%	0
2009	9.514481	12.369935	30.01%	0
2008	17.515505	9.514481	-45.68%	0
2007	15.582955	17.515505	12.40%	0
2006	12.693500	15.582955	22.76%	0
2005	11.649219	12.693500	8.96%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	33.378280	32.608079	-2.31%	0
2013	30.373686	33.378280	9.89%	0
2012	23.853013	30.373686	27.34%	0
2011	32.741650	23.853013	-27.15%	0
2010	26.312651	32.741650	24.43%	0
2009	12.581837	26.312651	109.13%	0
2008	36.417891	12.581837	-65.45%	0
2007	26.978611	36.417891	34.99%	0
2006	19.714010	26.978611	36.85%	0
2005	15.223485	19.714010	29.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	38.210651	30.322955	-20.64%	0
2013	35.238709	38.210651	8.43%	0
2012	34.746412	35.238709	1.42%	0
2011	42.392382	34.746412	-18.04%	0
2010	33.437147	42.392382	26.78%	0
2009	21.636393	33.437147	54.54%	0
2008	40.940303	21.636393	-47.15%	0
2007	28.713761	40.940303	42.58%	0
2006	23.510115	28.713761	22.13%	0
2005	15.799703	23.510115	48.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.262584	16.499739	8.11%	0
2013	11.616684	15.262584	31.39%	0
2012	10.184291	11.616684	14.06%	0
2011	11.141859	10.184291	-8.59%	0
2010	10.109548	11.141859	10.21%	0
2009	8.110530	10.109548	24.65%	0
2008	13.306740	8.110530	-39.05%	0
2007	12.337965	13.306740	7.85%	0
2006	11.062742	12.337965	11.53%	0
2005	10.369426	11.062742	6.69%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.659702	22.774250	-3.74%	0
2013	16.053742	23.659702	47.38%	0
2012	15.171283	16.053742	5.82%	0
2011	16.209683	15.171283	-6.41%	0
2010	13.033842	16.209683	24.37%	0
2009*	10.000000	13.033842	30.34%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.773638	25.395362	6.82%	923
2013	17.616266	23.773638	34.95%	1,057
2012	15.166319	17.616266	16.15%	1,286
2011	16.926866	15.166319	-10.40%	14,911
2010	13.637148	16.926866	24.12%	16,713
2009	9.749478	13.637148	39.88%	19,933
2008	15.476070	9.749478	-37.00%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.524237	12.685217	1.29%	0
2013	13.956811	12.524237	-10.26%	0
2012	13.255986	13.956811	5.29%	243
2011	12.097934	13.255986	9.57%	0
2010	11.737624	12.097934	3.07%	0
2009	10.861571	11.737624	8.07%	0
2008	11.256412	10.861571	-3.51%	0
2007	10.485957	11.256412	7.35%	0
2006	10.526828	10.485957	-0.39%	0
2005	10.570422	10.526828	-0.41%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	13.825928	15.251362	10.31%	31,793
2013	10.381813	13.825928	33.17%	379
2012	9.228119	10.381813	12.50%	38,392
2011	9.127209	9.228119	1.11%	73
2010	8.154938	9.127209	11.92%	2,914
2009	7.042646	8.154938	15.79%	3,770
2008	10.980892	7.042646	-35.86%	5,929
2007	11.208049	10.980892	-2.03%	5,929
2006	9.762160	11.208049	14.81%	5,929
2005	9.515084	9.762160	2.60%	5,929
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	14.203193	13.159290	-7.35%	0
2013	11.833533	14.203193	20.02%	0
2012	9.961385	11.833533	18.79%	0
2011	11.550144	9.961385	-13.76%	0
2010	10.397476	11.550144	11.09%	0
2009	7.927530	10.397476	31.16%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.509614	18.846257	14.15%	206
2013	12.940655	16.509614	27.58%	9,234
2012	11.346034	12.940655	14.05%	0
2011	11.652049	11.346034	-2.63%	18,017
2010	9.964975	11.652049	16.93%	0
2009	7.821122	9.964975	27.41%	55
2008	10.544161	7.821122	-25.83%	13,483
2007	11.008838	10.544161	-4.22%	0
2006*	10.000000	11.008838	10.09%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	20.500133	22.729575	10.88%	0
2013	15.871974	20.500133	29.16%	0
2012	14.128973	15.871974	12.34%	0
2011	14.264679	14.128973	-0.95%	0
2010	12.826477	14.264679	11.21%	0
2009	10.913729	12.826477	17.53%	149
2008	15.201559	10.913729	-28.21%	10,872
2007	16.345471	15.201559	-7.00%	1,882
2006	14.048945	16.345471	16.35%	1,924
2005	13.640862	14.048945	2.99%	1,924
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.782617	14.774408	-0.06%	3,067
2013	13.176970	14.782617	12.19%	3,293
2012	12.221543	13.176970	7.82%	3,451
2011	12.934953	12.221543	-5.52%	11,831
2010	12.018891	12.934953	7.62%	41,434
2009*	10.000000	12.018891	20.19%	43,222

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.180737	12.614223	3.56%	7,826
2013*	10.000000	12.180737	21.81%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.841571	8.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	22.223293	22.905896	3.07%	0
2013	16.107035	22.223293	37.97%	5,264
2012	14.193740	16.107035	13.48%	10,919
2011	14.394447	14.193740	-1.39%	315
2010	11.667168	14.394447	23.38%	315
2009	9.517370	11.667168	22.59%	315
2008	14.050576	9.517370	-32.26%	315
2007	14.426082	14.050576	-2.60%	630
2006	12.859069	14.426082	12.19%	676
2005	12.229431	12.859069	5.15%	676
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	10.980950	12.215259	11.24%	0
2013	8.336222	10.980950	31.73%	0
2012	7.593133	8.336222	9.79%	0
2011	7.674656	7.593133	-1.06%	0
2010	6.817143	7.674656	12.58%	0
2009	5.198062	6.817143	31.15%	0
2008	8.084805	5.198062	-35.71%	0
2007	7.650810	8.084805	5.67%	0
2006	7.145145	7.650810	7.08%	0
2005	7.032566	7.145145	1.60%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	12.982068	14.437729	11.21%	181
2013	10.028284	12.982068	29.45%	11,916
2012	8.837361	10.028284	13.48%	181
2011	8.846637	8.837361	-0.10%	181
2010	7.856656	8.846637	12.60%	181
2009	6.342624	7.856656	23.87%	880
2008	10.291429	6.342624	-38.37%	2,489
2007	9.973108	10.291429	3.19%	3,542
2006	8.806100	9.973108	13.25%	3,542
2005	8.578259	8.806100	2.66%	3,856

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	13.935694	14.769597	5.98%	0
2013	11.736028	13.935694	18.74%	12,967
2012	10.839382	11.736028	8.27%	38,870
2011	10.140574	10.839382	6.89%	0
2010	8.968367	10.140574	13.07%	0
2009	7.463107	8.968367	20.17%	1,245
2008	10.804629	7.463107	-30.93%	1,245
2007	10.286962	10.804629	5.03%	1,245
2006	9.006853	10.286962	14.21%	1,245
2005	8.800191	9.006853	2.35%	1,245
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	15.753586	14.006702	-11.09%	0
2013	13.063053	15.753586	20.60%	0
2012	11.825605	13.063053	10.46%	0
2011	14.794733	11.825605	-20.07%	0
2010	14.445199	14.794733	2.42%	0
2009	11.248460	14.445199	28.42%	0
2008	18.303733	11.248460	-38.55%	0
2007	17.925204	18.303733	2.11%	0
2006	14.911082	17.925204	20.21%	0
2005	13.590818	14.911082	9.71%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.498509	15.438510	-0.39%	0
2013	10.640615	15.498509	45.65%	0
2012	9.001653	10.640615	18.21%	0
2011	10.655822	9.001653	-15.52%	0
2010	8.286338	10.655822	28.60%	0
2009	6.705286	8.286338	23.58%	0
2008	10.958615	6.705286	-38.81%	0
2007	12.567821	10.958615	-12.80%	0
2006	12.351449	12.567821	1.75%	0
2005	11.905706	12.351449	3.74%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.868071	-1.32%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.968031	16.250537	1.77%	7,294
2013	16.118786	15.968031	-0.94%	94
2012	14.983447	16.118786	7.58%	399
2011	14.941082	14.983447	0.28%	179
2010	14.043815	14.941082	6.39%	179
2009	11.892727	14.043815	18.09%	179
2008	13.082714	11.892727	-9.10%	94
2007	12.662586	13.082714	3.32%	503
2006	12.398658	12.662586	2.13%	806
2005	12.482613	12.398658	-0.67%	831

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.118660	13.422313	2.31%	140
2013	11.799282	13.118660	11.18%	149
2012	10.775348	11.799282	9.50%	0
2011	11.020494	10.775348	-2.22%	0
2010	9.969703	11.020494	10.54%	0
2009	8.189864	9.969703	21.73%	0
2008	11.148565	8.189864	-26.54%	0
2007	10.466571	11.148565	6.52%	0
2006*	10.000000	10.466571	4.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.959802	13.299781	2.62%	0
2013	11.398814	12.959802	13.69%	0
2012	10.271433	11.398814	10.98%	4,691
2011	10.594428	10.271433	-3.05%	4,691
2010	9.434977	10.594428	12.29%	4,691
2009	7.472349	9.434977	26.27%	4,691
2008	11.326155	7.472349	-34.03%	0
2007	10.486464	11.326155	8.01%	0
2006*	10.000000	10.486464	4.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.116325	13.485745	2.82%	0
2013	11.010215	13.116325	19.13%	0
2012	9.724152	11.010215	13.23%	0
2011	10.191951	9.724152	-4.59%	0
2010	8.960789	10.191951	13.74%	0
2009	6.954853	8.960789	28.84%	0
2008	11.455106	6.954853	-39.29%	0
2007	10.506530	11.455106	9.03%	0
2006*	10.000000	10.506530	5.07%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	19.435839	21.308735	9.64%	0
2013	15.114644	19.435839	28.59%	0
2012	13.254352	15.114644	14.04%	0
2011	13.883533	13.254352	-4.53%	0
2010	12.090842	13.883533	14.83%	0
2009	9.089529	12.090842	33.02%	28,178
2008	16.154983	9.089529	-43.74%	18,892
2007	14.022824	16.154983	15.20%	9,084
2006	12.815637	14.022824	9.42%	9,083
2005	11.185234	12.815637	14.58%	8,622

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.705128	10.011524	-14.47%	2,177
2013	9.616003	11.705128	21.73%	2,176
2012	9.364355	9.616003	2.69%	2,588
2011	10.074056	9.364355	-7.04%	25,283
2010	8.622442	10.074056	16.84%	28,815
2009	5.959038	8.622442	44.70%	31,608
2008	13.330123	5.959038	-55.30%	531
2007	9.335630	13.330123	42.79%	0
2006*	10.000000	9.335630	-6.64%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.586805	15.539052	6.53%	126
2013	11.621368	14.586805	25.52%	301
2012	10.114544	11.621368	14.90%	23,291
2011	10.227459	10.114544	-1.10%	11,339
2010	9.063242	10.227459	12.85%	3,606
2009	7.108684	9.063242	27.50%	13,471
2008	12.654456	7.108684	-43.82%	16,004
2007	12.727104	12.654456	-0.57%	17,173
2006	10.809032	12.727104	17.75%	17,304
2005	10.423208	10.809032	3.70%	16,785
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	11.034111	12.128392	9.92%	0
2013	8.167794	11.034111	35.09%	0
2012	6.973359	8.167794	17.13%	0
2011	6.959986	6.973359	0.19%	0
2010	5.740416	6.959986	21.25%	0
2009	4.017686	5.740416	42.88%	0
2008	9.118585	4.017686	-55.94%	0
2007	7.559079	9.118585	20.63%	0
2006	7.320930	7.559079	3.25%	0
2005	6.858317	7.320930	6.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.261575	13.367587	9.02%	17,697
2013	9.181324	12.261575	33.55%	0
2012	8.175204	9.181324	12.31%	0
2011	8.325692	8.175204	-1.81%	25,503
2010	6.844546	8.325692	21.64%	0
2009	5.447351	6.844546	25.65%	0
2008	10.529463	5.447351	-48.27%	0
2007	8.465284	10.529463	24.38%	828
2006	8.088667	8.465284	4.66%	828
2005	7.806203	8.088667	3.62%	1,131

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.972834	12.856547	-0.90%	48
2013	12.496776	12.972834	3.81%	48
2012	11.161431	12.496776	11.96%	48
2011	10.952852	11.161431	1.90%	48
2010	9.817019	10.952852	11.57%	48
2009	6.963750	9.817019	40.97%	48
2008	9.477805	6.963750	-26.53%	48
2007	9.417143	9.477805	0.64%	48
2006	8.638300	9.417143	9.02%	97
2005	8.592804	8.638300	0.53%	97
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.838589	13.312582	3.69%	0
2013	13.346125	12.838589	-3.80%	0
2012	12.869751	13.346125	3.70%	0
2011	12.242475	12.869751	5.12%	296
2010	11.595446	12.242475	5.58%	612
2009	10.223567	11.595446	13.42%	620
2008	10.787773	10.223567	-5.23%	296
2007	10.558795	10.787773	2.17%	296
2006	10.324258	10.558795	2.27%	339
2005	10.314459	10.324258	0.10%	339
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.002198	15.621085	4.13%	1,627
2013	11.245121	15.002198	33.41%	1,825
2012	9.994968	11.245121	12.51%	2,356
2011	11.416972	9.994968	-12.46%	21,578
2010	9.047031	11.416972	26.20%	22,641
2009	6.589934	9.047031	37.29%	27,580
2008	11.111064	6.589934	-40.69%	16,025
2007	9.813433	11.111064	13.22%	0
2006*	10.000000	9.813433	-1.87%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.989630	12.597351	-9.95%	0
2013	10.943426	13.989630	27.84%	0
2012	9.259501	10.943426	18.19%	0
2011	11.409016	9.259501	-18.84%	0
2010	10.297761	11.409016	10.79%	0
2009	8.306509	10.297761	23.97%	0
2008	15.092331	8.306509	-44.96%	0
2007	13.134135	15.092331	14.91%	0
2006	11.356452	13.134135	15.65%	0
2005	9.734736	11.356452	16.66%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	19.836486	20.751300	4.61%	4,644
2013	15.509033	19.836486	27.90%	7,616
2012	12.445310	15.509033	24.62%	0
2011	13.924490	12.445310	-10.62%	0
2010	11.230235	13.924490	23.99%	91
2009	7.276890	11.230235	54.33%	357
2008	15.201537	7.276890	-52.13%	483
2007	14.683306	15.201537	3.53%	768
2006	12.887119	14.683306	13.94%	768
2005	12.815288	12.887119	0.56%	768
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.015766	12.116992	0.84%	2,211
2013	9.901081	12.015766	21.36%	2,786
2012	8.755911	9.901081	13.08%	3,005
2011	9.069547	8.755911	-3.46%	3,295
2010	8.389555	9.069547	8.11%	35,303
2009	6.569115	8.389555	27.71%	36,569
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.132974	14.497013	2.58%	2,871
2013	12.650361	14.132974	11.72%	2,901
2012	11.453388	12.650361	10.45%	2,864
2011	11.408652	11.453388	0.39%	21,871
2010	10.326718	11.408652	10.48%	34,683
2009	7.767215	10.326718	32.95%	37,913
2008	11.261623	7.767215	-31.03%	52
2007	11.070887	11.261623	1.72%	0
2006*	10.000000	11.070887	10.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.807784	14.601880	-1.39%	0
2013	11.085069	14.807784	33.58%	0
2012	9.549979	11.085069	16.07%	0
2011	10.120095	9.549979	-5.63%	0
2010	8.049431	10.120095	25.72%	5,174
2009	6.356293	8.049431	26.64%	5,174
2008	9.678516	6.356293	-34.33%	16,271
2007	10.112789	9.678516	-4.29%	0
2006*	10.000000	10.112789	1.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.305402	-6.95%	130

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.058384	15.778473	-12.63%	0
2013	14.940203	18.058384	20.87%	0
2012	12.848624	14.940203	16.28%	0
2011	14.632090	12.848624	-12.19%	0
2010	13.731612	14.632090	6.56%	0
2009	10.196956	13.731612	34.66%	0
2008	17.401643	10.196956	-41.40%	0
2007	15.329278	17.401643	13.52%	0
2006	12.845963	15.329278	19.33%	0
2005	11.858367	12.845963	8.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.620091	-13.80%	2,704
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.953269	-0.47%	6,858
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.964418	11.288588	2.96%	0
2013	9.374498	10.964418	16.96%	0
2012	8.202219	9.374498	14.29%	0
2011	9.935528	8.202219	-17.45%	0
2010	8.758764	9.935528	13.44%	0
2009	7.460945	8.758764	17.39%	0
2008	12.350396	7.460945	-39.59%	0
2007	11.569400	12.350396	6.75%	0
2006*	10.000000	11.569400	15.69%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.454017	13.804673	10.85%	0
2013	9.731500	12.454017	27.98%	0
2012	8.571877	9.731500	13.53%	0
2011	9.137352	8.571877	-6.19%	0
2010	7.504694	9.137352	21.76%	0
2009	5.316617	7.504694	41.16%	0
2008	9.032430	5.316617	-41.14%	0
2007	10.285917	9.032430	-12.19%	0
2006*	10.000000	10.285917	2.86%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.362883	13.981542	4.63%	0
2013	11.920358	13.362883	12.10%	0
2012	10.732006	11.920358	11.07%	0
2011	10.873884	10.732006	-1.30%	0
2010	10.030593	10.873884	8.41%	0
2009	8.143076	10.030593	23.18%	0
2008	11.408200	8.143076	-28.62%	0
2007	10.973735	11.408200	3.96%	0
2006*	10.000000	10.973735	9.74%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.295197	15.083261	5.51%	0
2013	10.944443	14.295197	30.62%	0
2012	9.664296	10.944443	13.25%	0
2011	10.303988	9.664296	-6.21%	0
2010	9.011496	10.303988	14.34%	0
2009	6.909831	9.011496	30.42%	0
2008	11.445700	6.909831	-39.63%	0
2007	11.354870	11.445700	0.80%	0
2006*	10.000000	11.354870	13.55%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.138915	16.221982	0.51%	0
2013	15.328255	16.138915	5.29%	0
2012	13.610299	15.328255	12.62%	0
2011	13.885445	13.610299	-1.98%	0
2010	12.268276	13.885445	13.18%	0
2009	7.242818	12.268276	69.39%	0
2008	10.549792	7.242818	-31.35%	0
2007	10.541928	10.549792	0.07%	0
2006*	10.000000	10.541928	5.42%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.825768	18.203625	-3.30%	0
2013	14.035682	18.825768	34.13%	0
2012	11.978663	14.035682	17.17%	0
2011	12.806623	11.978663	-6.47%	0
2010	10.715959	12.806623	19.51%	0
2009	7.008823	10.715959	52.89%	0
2008	11.639726	7.008823	-39.79%	0
2007	10.768540	11.639726	8.09%	0
2006*	10.000000	10.768540	7.69%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.657813	16.482087	-1.05%	0
2013	12.742639	16.657813	30.72%	0
2012	11.096947	12.742639	14.83%	0
2011	12.234161	11.096947	-9.30%	0
2010	10.592030	12.234161	15.50%	0
2009	7.505659	10.592030	41.12%	0
2008	10.701194	7.505659	-29.86%	0
2007	10.715919	10.701194	-0.14%	0
2006*	10.000000	10.715919	7.16%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.614345	14.523735	6.68%	0
2013	9.823943	13.614345	38.58%	0
2012	8.981916	9.823943	9.37%	0
2011	9.343252	8.981916	-3.87%	0
2010	7.324424	9.343252	27.56%	0
2009	5.525408	7.324424	32.56%	0
2008	10.678393	5.525408	-48.26%	0
2007	10.313926	10.678393	3.53%	0
2006*	10.000000	10.313926	3.14%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.719601	13.242009	12.99%	0
2013	9.318019	11.719601	25.77%	0
2012	8.584014	9.318019	8.55%	0
2011	9.149801	8.584014	-6.18%	0
2010	7.999823	9.149801	14.38%	0
2009	6.121553	7.999823	30.68%	0
2008	9.921479	6.121553	-38.30%	0
2007	10.786667	9.921479	-8.02%	0
2006*	10.000000	10.786667	7.87%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.038745	11.014633	-8.51%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.039279	16.362123	-3.97%	0
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.219544	14.055689	6.33%	0
2013	9.620807	13.219544	37.41%	0
2012*	10.000000	9.620807	-3.79%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.242376	16.165960	6.06%	0
2013	11.120068	15.242376	37.07%	0
2012	10.001775	11.120068	11.18%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	17.232761	18.273156	6.04%	0
2013	13.598028	17.232761	26.73%	0
2012	12.178461	13.598028	11.66%	0
2011	12.428019	12.178461	-2.01%	0
2010	11.569516	12.428019	7.42%	0
2009	9.197045	11.569516	25.80%	0
2008	13.427577	9.197045	-31.51%	0
2007	12.667877	13.427577	6.00%	0
2006	11.070091	12.667877	14.43%	0
2005	10.720124	11.070091	3.26%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.309424	13.159816	6.91%	0
2013	10.028616	12.309424	22.74%	0
2012	9.085872	10.028616	10.38%	0
2011*	10.000000	9.085872	-9.14%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.568324	20.614002	17.34%	0
2013	12.748860	17.568324	37.80%	0
2012	10.755250	12.748860	18.54%	0
2011	10.551925	10.755250	1.93%	0
2010	10.220703	10.551925	3.24%	0
2009	8.164449	10.220703	25.19%	0
2008	11.665740	8.164449	-30.01%	0
2007	10.637883	11.665740	9.66%	0
2006*	10.000000	10.637883	6.38%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.004243	12.367218	12.39%	0
2013	10.926639	11.004243	0.71%	0
2012	8.698382	10.926639	25.62%	0
2011	9.488659	8.698382	-8.33%	0
2010	8.234961	9.488659	15.22%	0
2009	6.385572	8.234961	28.96%	0
2008	11.766113	6.385572	-45.73%	0
2007	12.705239	11.766113	-7.39%	0
2006*	10.000000	12.705239	27.05%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	21.270225	20.924531	-1.63%	0
2013	18.227434	21.270225	16.69%	0
2012	16.091361	18.227434	13.27%	0
2011	17.597144	16.091361	-8.56%	0
2010	15.901378	17.597144	10.66%	0
2009	11.991466	15.901378	32.61%	0
2008	20.513983	11.991466	-41.54%	0
2007	18.239352	20.513983	12.47%	0
2006	14.505526	18.239352	25.74%	0
2005	12.544162	14.505526	15.64%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.988097	13.714333	5.59%	0
2013	9.696880	12.988097	33.94%	0
2012*	10.000000	9.696880	-3.03%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	28.322324	26.307740	-7.11%	850
2013	23.083928	28.322324	22.69%	885
2012	19.755670	23.083928	16.85%	1,057
2011	21.712454	19.755670	-9.01%	11,187
2010	20.376262	21.712454	6.56%	11,407
2009*	10.000000	20.376262	22.61%	11,820
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	23.369183	23.349943	-0.08%	10,886
2013	21.569212	23.369183	8.35%	11,390
2012	18.542604	21.569212	16.32%	16,041
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.293609	22.521384	5.77%	159
2013	16.713295	21.293609	27.41%	159
2012	15.010965	16.713295	11.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.791406	13.604010	6.35%	6,796
2013	9.967213	12.791406	28.33%	7,242
2012	8.207635	9.967213	21.44%	7,830
2011	8.994951	8.207635	-8.75%	9,045
2010	8.615511	8.994951	4.40%	53,804
2009	6.017725	8.615511	43.17%	50,711
2008	11.021149	6.017725	-45.40%	2,803
2007	8.227353	11.021149	33.96%	2,262
2006	7.689536	8.227353	6.99%	2,311
2005	6.967145	7.689536	10.37%	2,730

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.435836	6.900209	7.22%	0
2013	4.848009	6.435836	32.75%	560
2012	4.149957	4.848009	16.82%	0
2011	4.633509	4.149957	-10.44%	0
2010	3.798793	4.633509	21.97%	0
2009	2.469354	3.798793	53.84%	0
2008	4.495213	2.469354	-45.07%	0
2007	3.767580	4.495213	19.31%	265
2006	3.563365	3.767580	5.73%	265
2005	3.257732	3.563365	9.38%	265
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.231665	11.403538	-13.82%	1,972
2013	11.808355	13.231665	12.05%	1,915
2012	10.641203	11.808355	10.97%	2,276
2011	16.039588	10.641203	-33.66%	0
2010	13.084755	16.039588	22.58%	0
2009	7.452258	13.084755	75.58%	0
2008	15.911129	7.452258	-53.16%	0
2007	12.677177	15.911129	25.51%	0
2006	8.817110	12.677177	43.78%	0
2005	6.815092	8.817110	29.38%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.098926	23.812843	12.86%	5,277
2013	16.264651	21.098926	29.72%	12,584
2012	13.780770	16.264651	18.02%	23,152
2011	13.756986	13.780770	0.17%	0
2010	11.364802	13.756986	21.05%	0
2009	9.148446	11.364802	24.23%	0
2008	13.969789	9.148446	-34.51%	0
2007	13.907899	13.969789	0.44%	0
2006	12.139383	13.907899	14.57%	0
2005	11.335773	12.139383	7.09%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.411567	-5.88%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.090494	19.129317	-9.30%	0
2013	15.231485	21.090494	38.47%	1,518
2012	12.849778	15.231485	18.54%	11,274

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.906223	20.428832	8.05%	0
2013	14.220204	18.906223	32.95%	0
2012	12.515839	14.220204	13.62%	0
2011	12.824054	12.515839	-2.40%	0
2010	11.759903	12.824054	9.05%	0
2009	9.794748	11.759903	20.06%	69
2008	14.853192	9.794748	-34.06%	16,944
2007	14.080921	14.853192	5.48%	0
2006	11.916542	14.080921	18.16%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.662964	14.539877	-0.84%	25,232
2013	11.716593	14.662964	25.15%	9,949
2012	10.307925	11.716593	13.67%	23,438
2011	10.702750	10.307925	-3.69%	20,820
2010*	10.000000	10.702750	7.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.698570	8.403675	9.16%	0
2013	6.051796	7.698570	27.21%	0
2012	5.413368	6.051796	11.79%	0
2011	5.559188	5.413368	-2.62%	0
2010	4.754531	5.559188	16.92%	0
2009	3.633034	4.754531	30.87%	0
2008	6.045400	3.633034	-39.90%	0
2007	5.158135	6.045400	17.20%	0
2006	4.954837	5.158135	4.10%	0
2005	4.744656	4.954837	4.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.795144	21.955383	10.91%	273
2013	15.306133	19.795144	29.33%	6,404
2012	13.614932	15.306133	12.42%	154
2011	13.795938	13.614932	-1.31%	154
2010	12.400504	13.795938	11.25%	154
2009*	10.000000	12.400504	24.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.467867	13.864243	2.94%	206
2013	11.141370	13.467867	20.88%	2,959
2012	9.820076	11.141370	13.46%	41,166
2011	9.922759	9.820076	-1.03%	4,751
2010	9.034298	9.922759	9.83%	4,751
2009	7.465869	9.034298	21.01%	4,751
2008	10.843154	7.465869	-31.15%	0
2007	10.420045	10.843154	4.06%	0
2006*	10.000000	10.420045	4.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.809399	11.126283	2.93%	0
2013	11.315634	10.809399	-4.47%	0
2012	10.995134	11.315634	2.91%	0
2011	10.606108	10.995134	3.67%	0
2010	10.205658	10.606108	3.92%	0
2009	9.280979	10.205658	9.96%	0
2008	10.502388	9.280979	-11.63%	0
2007	10.402195	10.502388	0.96%	0
2006*	10.000000	10.402195	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.686033	14.663961	-0.15%	127
2013	11.643199	14.686033	26.13%	127
2012	9.726901	11.643199	19.70%	345
2011	10.938302	9.726901	-11.07%	375
2010	10.023020	10.938302	9.13%	404
2009	7.218983	10.023020	38.84%	420
2008	11.998783	7.218983	-39.84%	420
2007	10.701461	11.998783	12.12%	0
2006*	10.000000	10.701461	7.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.234019	14.022697	5.96%	1,634
2013	10.413584	13.234019	27.08%	1,888
2012	9.046835	10.413584	15.11%	2,122
2011	9.680230	9.046835	-6.54%	2,425
2010	8.352911	9.680230	15.89%	28,470
2009	6.138425	8.352911	36.08%	31,498
2008	11.222723	6.138425	-45.30%	0
2007	10.229939	11.222723	9.70%	0
2006*	10.000000	10.229939	2.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.858170	12.816088	8.08%	0
2013	9.095307	11.858170	30.38%	0
2012	7.924459	9.095307	14.78%	0
2011	8.266547	7.924459	-4.14%	0
2010	7.597040	8.266547	8.81%	5,405
2009	5.928601	7.597040	28.14%	5,405
2008	9.762924	5.928601	-39.27%	0
2007*	10.000000	9.762924	-2.37%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.232413	17.327297	0.55%	192
2013	16.414245	17.232413	4.98%	187
2012	14.614117	16.414245	12.32%	187
2011	14.355984	14.614117	1.80%	473
2010	12.939285	14.355984	10.95%	473
2009	9.038731	12.939285	43.15%	1,071
2008	12.801773	9.038731	-29.39%	1,434
2007	12.660879	12.801773	1.11%	1,661
2006	11.674092	12.660879	8.45%	1,703
2005	11.628808	11.674092	0.39%	2,249
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	12.890914	13.798357	7.04%	0
2013	9.692667	12.890914	33.00%	14,150
2012	8.345003	9.692667	16.15%	0
2011	8.713248	8.345003	-4.23%	49,501
2010	7.675761	8.713248	13.52%	0
2009	6.089825	7.675761	26.04%	0
2008	9.857669	6.089825	-38.22%	16,729
2007	10.282762	9.857669	-4.13%	548
2006	9.047598	10.282762	13.65%	548
2005	8.851094	9.047598	2.22%	548
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.183094	12.733857	4.52%	0
2013	8.639450	12.183094	41.02%	0
2012	7.535066	8.639450	14.66%	0
2011	8.694908	7.535066	-13.34%	0
2010	7.670556	8.694908	13.35%	183
2009	5.114449	7.670556	49.98%	0
2008*	10.000000	5.114449	-48.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.455834	14.592322	8.45%	0
2013	9.889497	13.455834	36.06%	0
2012	9.046395	9.889497	9.32%	0
2011	9.528955	9.046395	-5.06%	0
2010	7.863928	9.528955	21.17%	0
2009	6.097509	7.863928	28.97%	0
2008*	10.000000	6.097509	-39.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
2010	8.017520	9.037008	12.72%	0
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.874946	12.143745	2.26%	0
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
2011	10.027838	9.700454	-3.26%	0
2010	9.263244	10.027838	8.25%	0
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.055552	12.375742	2.66%	0
2013	10.140761	12.055552	18.88%	0
2012	9.101244	10.140761	11.42%	0
2011	9.613325	9.101244	-5.33%	0
2010	8.723627	9.613325	10.20%	0
2009	7.165610	8.723627	21.74%	0
2008*	10.000000	7.165610	-28.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.299369	11.448690	1.32%	0
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.969453	12.272399	2.53%	0
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
2011	9.821305	9.405547	-4.23%	0
2010	8.993867	9.821305	9.20%	0
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.005828	12.308708	2.52%	0
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
2011	9.382225	8.769858	-6.53%	0
2010	8.444619	9.382225	11.10%	0
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.729710	11.970472	2.05%	0
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
2011	10.192952	9.967594	-2.21%	189
2010	9.534297	10.192952	6.91%	0
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.671367	12.022297	3.01%	0
2013	12.135479	11.671367	-3.82%	163
2012	11.486754	12.135479	5.65%	280
2011	10.989796	11.486754	4.52%	0
2010	10.469538	10.989796	4.97%	0
2009	9.815492	10.469538	6.66%	0
2008*	10.000000	9.815492	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.439242	12.792070	2.84%	0
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	76
2010	11.187800	11.859763	6.01%	244
2009	9.799538	11.187800	14.17%	253
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	20.876362	19.342015	-7.35%	1,859
2013	21.133996	20.876362	-1.22%	0
2012	18.389080	21.133996	14.93%	0
2011	24.160228	18.389080	-23.89%	0
2010	21.209456	24.160228	13.91%	0
2009	13.245123	21.209456	60.13%	0
2008	31.984109	13.245123	-58.59%	0
2007	22.409190	31.984109	42.73%	0
2006	16.715714	22.409190	34.06%	0
2005	12.852297	16.715714	30.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.630923	15.001099	2.53%	0
2013	15.552669	14.630923	-5.93%	0
2012	15.392237	15.552669	1.04%	0
2011	14.635642	15.392237	5.17%	120
2010	14.245487	14.635642	2.74%	197
2009	14.148403	14.245487	0.69%	1,686
2008	13.395641	14.148403	5.62%	17,152
2007	12.750712	13.395641	5.06%	1,623
2006	12.583156	12.750712	1.33%	2,233
2005	12.427143	12.583156	1.26%	2,258
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.819355	12.512984	-2.39%	328
2013	11.095571	12.819355	15.54%	0
2012	9.788870	11.095571	13.35%	0
2011	11.063583	9.788870	-11.52%	0
2010	9.959684	11.063583	11.08%	0
2009	7.830398	9.959684	27.19%	0
2008	14.805206	7.830398	-47.11%	0
2007	11.877044	14.805206	24.65%	0
2006	9.109532	11.877044	30.38%	0
2005	7.134712	9.109532	27.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.104360	9.294249	-8.02%	0
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
2011	8.598280	7.347534	-14.55%	0
2010	8.165074	8.598280	5.31%	0
2009	6.475014	8.165074	26.10%	0
2008	11.604467	6.475014	-44.20%	0
2007	10.820602	11.604467	7.24%	0
2006*	10.000000	10.820602	8.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.272429	17.779905	2.94%	0
2013	13.843736	17.272429	24.77%	0
2012	12.182302	13.843736	13.64%	0
2011	12.932550	12.182302	-5.80%	0
2010	11.506310	12.932550	12.40%	0
2009	9.225337	11.506310	24.73%	0
2008	14.898112	9.225337	-38.08%	0
2007	14.341512	14.898112	3.88%	0
2006	12.514870	14.341512	14.60%	0
2005	11.825111	12.514870	5.83%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.594888	14.966448	2.55%	0
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0
2010	11.488255	12.369869	7.67%	0
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.776631	13.014852	1.86%	0
2013	12.430127	12.776631	2.79%	0
2012	12.054063	12.430127	3.12%	0
2011	11.943182	12.054063	0.93%	0
2010	11.502838	11.943182	3.83%	0
2009	10.754578	11.502838	6.96%	0
2008	11.671436	10.754578	-7.86%	419
2007	11.296906	11.671436	3.32%	583
2006	10.852024	11.296906	4.10%	583
2005	10.712983	10.852024	1.30%	614
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.441296	15.924627	3.13%	292
2013	13.503101	15.441296	14.35%	2,392
2012	12.428500	13.503101	8.65%	172
2011	12.680271	12.428500	-1.99%	172
2010	11.659805	12.680271	8.75%	21,972
2009	9.981650	11.659805	16.81%	30,188
2008	13.254940	9.981650	-24.69%	20,142
2007	12.795804	13.254940	3.59%	1,616
2006	11.719089	12.795804	9.19%	1,616
2005	11.345172	11.719089	3.30%	1,616

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.655188	17.139917	2.91%	0
2013	13.880254	16.655188	19.99%	0
2012	12.444534	13.880254	11.54%	0
2011	12.967297	12.444534	-4.03%	0
2010	11.720746	12.967297	10.64%	891
2009	9.609780	11.720746	21.97%	891
2008	14.285581	9.609780	-32.73%	891
2007	13.726986	14.285581	4.07%	891
2006	12.222044	13.726986	12.31%	891
2005	11.641115	12.222044	4.99%	891
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.333729	14.720322	2.70%	0
2013	13.230248	14.333729	8.34%	0
2012	12.489824	13.230248	5.93%	0
2011	12.480250	12.489824	0.08%	0
2010	11.729417	12.480250	6.40%	316
2009	10.442150	11.729417	12.33%	324
2008	12.535829	10.442150	-16.70%	1,108
2007	12.078751	12.535829	3.78%	1,278
2006	11.361342	12.078751	6.31%	1,278
2005	11.089202	11.361342	2.45%	1,310
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.560319	21.933392	6.68%	3,213
2013	15.339073	20.560319	34.04%	3,399
2012	13.181732	15.339073	16.37%	3,850
2011	13.750496	13.181732	-4.14%	4,092
2010	12.889540	13.750496	6.68%	28,493
2009*	10.000000	12.889540	28.90%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.809708	30.908971	7.29%	149
2013	22.084036	28.809708	30.45%	149
2012	19.173958	22.084036	15.18%	149
2011	20.065065	19.173958	-4.44%	10,273
2010	16.215096	20.065065	23.74%	1,096
2009	12.092805	16.215096	34.09%	1,752
2008	19.412092	12.092805	-37.70%	2,417
2007	18.408643	19.412092	5.45%	2,883
2006	17.084241	18.408643	7.75%	2,916
2005	15.542473	17.084241	9.92%	2,916

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.018031	9.822679	-1.95%	868
2013	10.217266	10.018031	-1.95%	864
2012	10.421021	10.217266	-1.96%	699
2011	10.627691	10.421021	-1.94%	699
2010	10.839035	10.627691	-1.95%	699
2009	11.049962	10.839035	-1.91%	1,390
2008	11.042934	11.049962	0.06%	25,591
2007	10.748619	11.042934	2.74%	7,992
2006	10.486717	10.748619	2.50%	1,199
2005	10.416772	10.486717	0.67%	389
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.791237	16.084637	1.86%	8,529
2013	16.288457	15.791237	-3.05%	9,304
2012	14.800176	16.288457	10.06%	14,565
2011	14.300383	14.800176	3.49%	14,854
2010	13.188386	14.300383	8.43%	0
2009	10.814092	13.188386	21.96%	0
2008	13.335007	10.814092	-18.90%	0
2007	13.000381	13.335007	2.57%	230
2006	12.646355	13.000381	2.80%	608
2005	12.621996	12.646355	0.19%	608
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.034662	17.504666	-2.94%	2,681
2013	15.155574	18.034662	19.00%	0
2012	13.335045	15.155574	13.65%	0
2011	14.997924	13.335045	-11.09%	0
2010	13.401353	14.997924	11.91%	0
2009*	10.000000	13.401353	34.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.985771	-10.14%	87
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.989381	14.065216	8.28%	451
2013	9.831886	12.989381	32.11%	451
2012	8.618346	9.831886	14.08%	1,223
2011	9.052466	8.618346	-4.80%	1,328
2010	7.992670	9.052466	13.26%	1,431
2009	6.281234	7.992670	27.25%	0
2008*	10.000000	6.281234	-37.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.698994	15.928282	8.36%	6,120
2013	11.068597	14.698994	32.80%	0
2012	9.582562	11.068597	15.51%	0
2011	10.377828	9.582562	-7.66%	0
2010*	10.000000	10.377828	3.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.162131	13.146474	8.09%	0
2013	9.186203	12.162131	32.40%	0
2012	7.967675	9.186203	15.29%	0
2011	8.653032	7.967675	-7.92%	0
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	0
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.844465	14.122190	2.01%	3,449
2013	10.162028	13.844465	36.24%	3,449
2012	9.020227	10.162028	12.66%	3,832
2011	9.605552	9.020227	-6.09%	3,854
2010	7.724714	9.605552	24.35%	6,164
2009	6.197482	7.724714	24.64%	5,807
2008*	10.000000	6.197482	-38.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.546263	16.690140	14.74%	293
2013	10.934308	14.546263	33.03%	293
2012	9.585454	10.934308	14.07%	475
2011	10.008039	9.585454	-4.22%	466
2010	8.531911	10.008039	17.30%	466
2009	6.669444	8.531911	27.93%	466
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	19.892705	20.053151	0.81%	0
2013	14.060598	19.892705	41.48%	0
2012	12.642071	14.060598	11.22%	51
2011	12.977129	12.642071	-2.58%	51
2010	10.550165	12.977129	23.00%	51
2009	8.441780	10.550165	24.98%	51
2008	16.069497	8.441780	-47.47%	188
2007	14.934656	16.069497	7.60%	1,812
2006	14.757674	14.934656	1.20%	1,812
2005	13.923705	14.757674	5.99%	1,812
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	33.193359	34.831511	4.94%	137
2013	24.111768	33.193359	37.66%	4,697
2012	20.417843	24.111768	18.09%	180
2011	21.935386	20.417843	-6.92%	176
2010	17.670139	21.935386	24.14%	176
2009	14.278474	17.670139	23.75%	898
2008	21.464240	14.278474	-33.48%	1,014
2007	23.514801	21.464240	-8.72%	2,337
2006	20.445386	23.514801	15.01%	2,337
2005	20.229150	20.445386	1.07%	2,345

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	31.098652	30.740719	-1.15%	71
2013	22.508996	31.098652	38.16%	71
2012	19.876331	22.508996	13.25%	193
2011	21.464082	19.876331	-7.40%	209
2010	17.467774	21.464082	22.88%	1,831
2009	13.225620	17.467774	32.08%	2,102
2008	21.823314	13.225620	-39.40%	10,807
2007	21.795083	21.823314	0.13%	3,189
2006	19.839045	21.795083	9.86%	3,189
2005	18.013574	19.839045	10.13%	3,189
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.387281	13.621178	9.96%	243
2013	9.636411	12.387281	28.55%	243
2012	8.605305	9.636411	11.98%	317
2011	8.729935	8.605305	-1.43%	307
2010	7.847906	8.729935	11.24%	307
2009	6.347507	7.847906	23.64%	1,823
2008	11.077166	6.347507	-42.70%	2,020
2007	10.444186	11.077166	6.06%	2,020
2006	9.373836	10.444186	11.42%	2,020
2005	8.897570	9.373836	5.35%	2,339
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.929674	13.812175	26.37%	695
2013	10.817631	10.929674	1.04%	406
2012	9.528942	10.817631	13.52%	765
2011	9.124840	9.528942	4.43%	1,484
2010	7.148516	9.124840	27.65%	1,331
2009	5.572514	7.148516	28.28%	2,581
2008*	10.000000	5.572514	-44.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.647335	12.913677	10.87%	0
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.241887	10.091776	-1.47%	0
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
2011	10.349954	10.280398	-0.67%	0
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.899946	14.319716	-9.94%	0
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
2011	13.414082	11.518399	-14.13%	0
2010	12.864296	13.414082	4.27%	0
2009*	10.000000	12.864296	28.64%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.962239	9.827555	-1.35%	0
2013	10.098086	9.962239	-1.35%	0
2012	9.845998	10.098086	2.56%	0
2011	10.012366	9.845998	-1.66%	0
2010	9.698889	10.012366	3.23%	0
2009	8.728489	9.698889	11.12%	0
2008	10.283009	8.728489	-15.12%	0
2007	10.010930	10.283009	2.72%	0
2006	9.797782	10.010930	2.18%	0
2005	9.849942	9.797782	-0.53%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	16.755206	16.998617	1.45%	0
2013	11.717503	16.755206	42.99%	0
2012	10.982309	11.717503	6.69%	0
2011	11.320344	10.982309	-2.99%	0
2010	9.652335	11.320344	17.28%	0
2009	8.019545	9.652335	20.36%	0
2008	13.513661	8.019545	-40.66%	0
2007	13.713341	13.513661	-1.46%	0
2006	13.287497	13.713341	3.20%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.807361	19.272823	8.23%	0
2013	13.198313	17.807361	34.92%	8,451
2012	12.129639	13.198313	8.81%	0
2011	12.763569	12.129639	-4.97%	0
2010	10.595557	12.763569	20.46%	0
2009	8.222313	10.595557	28.86%	0
2008	13.848384	8.222313	-40.63%	0
2007	13.125973	13.848384	5.50%	0
2006	11.773048	13.125973	11.49%	0
2005	11.236012	11.773048	4.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	14.102141	15.957775	13.16%	0
2013	11.085656	14.102141	27.21%	0
2012	9.907754	11.085656	11.89%	0
2011	10.221850	9.907754	-3.07%	0
2010	9.527772	10.221850	7.28%	0
2009	6.723863	9.527772	41.70%	6,309
2008	12.587628	6.723863	-46.58%	8,625
2007	11.247833	12.587628	11.91%	10,685
2006	10.626304	11.247833	5.85%	10,685
2005	10.311271	10.626304	3.06%	10,685
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.675409	14.184296	3.72%	237
2013	10.256500	13.675409	33.33%	237
2012	8.983442	10.256500	14.17%	237
2011	9.062436	8.983442	-0.87%	228
2010	7.250986	9.062436	24.98%	432
2009	5.576745	7.250986	30.02%	932
2008	11.167549	5.576745	-50.06%	932
2007	10.712508	11.167549	4.25%	932
2006	10.611375	10.712508	0.95%	932
2005	9.634122	10.611375	10.14%	932
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	16.805006	16.854989	0.30%	314
2013	13.462774	16.805006	24.83%	0
2012	11.323222	13.462774	18.90%	104
2011	12.591968	11.323222	-10.08%	104
2010	11.074178	12.591968	13.71%	1,321
2009	8.080617	11.074178	37.05%	4,304
2008	13.779357	8.080617	-41.36%	6,601
2007	13.219542	13.779357	4.23%	8,819
2006	11.455061	13.219542	15.40%	8,819
2005	10.219918	11.455061	12.09%	8,857
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.932500	10.015262	0.83%	0
2013	10.143468	9.932500	-2.08%	0
2012*	10.000000	10.143468	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.994189	-10.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	13.551009	14.708908	8.54%	282
2013	10.487961	13.551009	29.21%	282
2012	9.152790	10.487961	14.59%	428
2011	9.335789	9.152790	-1.96%	419
2010	8.200402	9.335789	13.85%	419
2009	6.519459	8.200402	25.78%	1,118
2008	10.806734	6.519459	-39.67%	2,388
2007	10.555857	10.806734	2.38%	4,887
2006	9.358973	10.555857	12.79%	4,949
2005	9.006305	9.358973	3.92%	4,992
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.684799	16.116702	9.75%	0
2013	10.620520	14.684799	38.27%	0
2012	9.180841	10.620520	15.68%	0
2011	9.574904	9.180841	-4.12%	0
2010	7.913023	9.574904	21.00%	0
2009	5.882427	7.913023	34.52%	0
2008	9.650339	5.882427	-39.04%	0
2007	9.963886	9.650339	-3.15%	0
2006*	10.000000	9.963886	-0.36%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.382876	10.226711	-1.50%	263
2013	10.577812	10.382876	-1.84%	496
2012*	10.000000	10.577812	5.78%	12,887
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.658000	-3.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	17,185
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.294935	11.157555	-1.22%	2,850
2013	11.546390	11.294935	-2.18%	2,933
2012	11.136275	11.546390	3.68%	2,569
2011	11.243820	11.136275	-0.96%	2,640
2010	10.902078	11.243820	3.13%	37,207
2009*	10.000000	10.902078	9.02%	38,404

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.759838	12.897774	1.08%	0
2013	14.334904	12.759838	-10.99%	0
2012	13.443812	14.334904	6.63%	0
2011	12.277776	13.443812	9.50%	0
2010	11.582447	12.277776	6.00%	0
2009	9.981536	11.582447	16.04%	0
2008	10.949169	9.981536	-8.84%	0
2007	10.093577	10.949169	8.48%	0
2006*	10.000000	10.093577	0.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.081251	14.396330	2.24%	0
2013	14.647739	14.081251	-3.87%	0
2012	13.631198	14.647739	7.46%	0
2011	13.417869	13.631198	1.59%	0
2010	12.657752	13.417869	6.01%	0
2009	11.321294	12.657752	11.80%	0
2008	11.022992	11.321294	2.71%	0
2007	10.339449	11.022992	6.61%	0
2006*	10.000000	10.339449	3.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.269571	10.488961	2.14%	0
2013	10.693354	10.269571	-3.96%	24,683
2012	9.960299	10.693354	7.36%	22,213
2011*	10.000000	9.960299	-0.40%	24,613
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.240659	12.517840	-5.46%	0
2013	11.161494	13.240659	18.63%	0
2012	10.579456	11.161494	5.50%	0
2011	12.274972	10.579456	-13.81%	0
2010	9.632767	12.274972	27.43%	0
2009	6.216202	9.632767	54.96%	0
2008	11.176027	6.216202	-44.38%	0
2007	10.963455	11.176027	1.94%	0
2006*	10.000000	10.963455	9.63%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.539315	27.713887	28.67%	5,214
2013	14.595017	21.539315	47.58%	1,702
2012	11.363302	14.595017	28.44%	1,978
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.576265	12.242143	5.75%	19,154
2013	11.844041	11.576265	-2.26%	0
2012	11.038130	11.844041	7.30%	164
2011	10.655266	11.038130	3.59%	84
2010	10.142479	10.655266	5.06%	0
2009	9.434234	10.142479	7.51%	0
2008	10.715375	9.434234	-11.96%	0
2007	10.364427	10.715375	3.39%	0
2006*	10.000000	10.364427	3.64%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	29.703188	29.976537	0.92%	0
2013	33.198917	29.703188	-10.53%	0
2012	28.704903	33.198917	15.66%	0
2011	27.350685	28.704903	4.95%	0
2010	25.417495	27.350685	7.61%	0
2009	19.908510	25.417495	27.67%	0
2008	23.881179	19.908510	-16.64%	0
2007	22.865085	23.881179	4.44%	0
2006	21.044221	22.865085	8.65%	377
2005	19.119244	21.044221	10.07%	393
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.302618	15.327491	0.16%	0
2013	13.460405	15.302618	13.69%	0
2012	12.059172	13.460405	11.62%	0
2011	12.768252	12.059172	-5.55%	0
2010	12.321668	12.768252	3.62%	0
2009	9.482191	12.321668	29.95%	0
2008	17.464982	9.482191	-45.71%	0
2007	15.545977	17.464982	12.34%	0
2006	12.669808	15.545977	22.70%	0
2005	11.633387	12.669808	8.91%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	33.129632	32.348658	-2.36%	0
2013	30.162793	33.129632	9.84%	3,300
2012	23.699506	30.162793	27.27%	7,223
2011	32.547523	23.699506	-27.18%	0
2010	26.169971	32.547523	24.37%	0
2009	12.519976	26.169971	109.03%	0
2008	36.257411	12.519976	-65.47%	0
2007	26.873484	36.257411	34.92%	0
2006	19.647169	26.873484	36.78%	0
2005	15.179571	19.647169	29.43%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	37.925989	30.081680	-20.68%	0
2013	34.994017	37.925989	8.38%	0
2012	34.522793	34.994017	1.36%	0
2011	42.141014	34.522793	-18.08%	0
2010	33.255810	42.141014	26.72%	0
2009	21.530025	33.255810	54.46%	0
2008	40.759874	21.530025	-47.18%	0
2007	28.601879	40.759874	42.51%	0
2006	23.430406	28.601879	22.07%	0
2005	15.754131	23.430406	48.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.156648	16.376860	8.05%	0
2013	11.541935	15.156648	31.32%	0
2012	10.123931	11.541935	14.01%	0
2011	11.081451	10.123931	-8.64%	0
2010	10.059857	11.081451	10.16%	0
2009	8.074774	10.059857	24.58%	0
2008	13.254857	8.074774	-39.08%	0
2007	12.296165	13.254857	7.80%	0
2006	11.030864	12.296165	11.47%	0
2005	10.344787	11.030864	6.63%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.603514	22.708587	-3.79%	0
2013	16.023766	23.603514	47.30%	463
2012	15.150696	16.023766	5.76%	0
2011	16.195915	15.150696	-6.45%	0
2010	13.029408	16.195915	24.30%	78
2009*	10.000000	13.029408	30.29%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.632541	25.231767	6.77%	0
2013	17.520647	23.632541	34.88%	0
2012	15.091716	17.520647	16.09%	0
2011	16.852188	15.091716	-10.45%	0
2010	13.583898	16.852188	24.06%	0
2009	9.716363	13.583898	39.80%	0
2008	15.431399	9.716363	-37.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.456260	12.609949	1.23%	0
2013	13.888143	12.456260	-10.31%	0
2012	13.197507	13.888143	5.23%	0
2011	12.050697	13.197507	9.52%	0
2010	11.697752	12.050697	3.02%	0
2009	10.830197	11.697752	8.01%	0
2008	11.229625	10.830197	-3.56%	0
2007	10.466370	11.229625	7.29%	1,147
2006	10.512510	10.466370	-0.44%	1,147
2005	10.561415	10.512510	-0.46%	1,147
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	13.722819	15.129895	10.25%	577
2013	10.309643	13.722819	33.11%	586
2012	9.168652	10.309643	12.44%	595
2011	9.073006	9.168652	1.05%	597
2010	8.110633	9.073006	11.87%	607
2009	7.007973	8.110633	15.73%	620
2008	10.932418	7.007973	-35.90%	439
2007	11.164302	10.932418	-2.08%	971
2006	9.729006	11.164302	14.75%	966
2005	9.487595	9.729006	2.54%	969
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	14.097365	13.054577	-7.40%	0
2013	11.751342	14.097365	19.96%	0
2012	9.897247	11.751342	18.73%	0
2011	11.481634	9.897247	-13.80%	0
2010	10.341079	11.481634	11.03%	0
2009	7.888549	10.341079	31.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.445131	18.763075	14.10%	0
2013	12.896685	16.445131	27.51%	0
2012	11.313268	12.896685	14.00%	0
2011	11.624313	11.313268	-2.68%	0
2010	9.946317	11.624313	16.87%	0
2009	7.810467	9.946317	27.35%	0
2008	10.535179	7.810467	-25.86%	0
2007	11.005109	10.535179	-4.27%	0
2006*	10.000000	11.005109	10.05%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	20.347393	22.548723	10.82%	0
2013	15.761741	20.347393	29.09%	0
2012	14.038017	15.761741	12.28%	0
2011	14.180065	14.038017	-1.00%	0
2010	12.756885	14.180065	11.16%	0
2009	10.860052	12.756885	17.47%	5,876
2008	15.134533	10.860052	-28.24%	5,584
2007	16.281761	15.134533	-7.05%	6,773
2006	14.001311	16.281761	16.29%	7,369
2005	13.601526	14.001311	2.94%	7,704
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	622
2010	12.014804	12.923966	7.57%	650
2009*	10.000000	12.014804	20.15%	716
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	22.091391	22.758338	3.02%	0
2013	16.019602	22.091391	37.90%	0
2012	14.123915	16.019602	13.42%	0
2011	14.330927	14.123915	-1.44%	0
2010	11.621599	14.330927	23.31%	0
2009	9.485040	11.621599	22.53%	0
2008	14.010025	9.485040	-32.30%	0
2007	14.391831	14.010025	-2.65%	0
2006	12.835064	14.391831	12.13%	0
2005	12.212803	12.835064	5.10%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	10.899101	12.118032	11.18%	0
2013	8.278302	10.899101	31.66%	0
2012	7.544228	8.278302	9.73%	0
2011	7.629107	7.544228	-1.11%	0
2010	6.780149	7.629107	12.52%	0
2009	5.172489	6.780149	31.08%	201
2008	8.049148	5.172489	-35.74%	201
2007	7.620978	8.049148	5.62%	201
2006	7.120901	7.620978	7.02%	0
2005	7.012263	7.120901	1.55%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	12.885360	14.322868	11.16%	571
2013	9.958655	12.885360	29.39%	571
2012	8.780490	9.958655	13.42%	1,403
2011	8.794179	8.780490	-0.16%	1,403
2010	7.814034	8.794179	12.54%	1,751
2009	6.311420	7.814034	23.81%	1,991
2008	10.246035	6.311420	-38.40%	2,566
2007	9.934209	10.246035	3.14%	2,593
2006	8.776217	9.934209	13.19%	2,381
2005	8.553497	8.776217	2.60%	2,394
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	13.831846	14.652055	5.93%	923
2013	11.654510	13.831846	18.68%	988
2012	10.769594	11.654510	8.22%	1,003
2011	10.080416	10.769594	6.84%	1,050
2010	8.919694	10.080416	13.01%	1,152
2009	7.426396	8.919694	20.11%	1,179
2008	10.756980	7.426396	-30.96%	1,167
2007	10.246854	10.756980	4.98%	1,426
2006	8.976307	10.246854	14.15%	2,202
2005	8.774806	8.976307	2.30%	2,159
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	15.656470	13.913256	-11.13%	0
2013	12.989133	15.656470	20.54%	0
2012	11.764688	12.989133	10.41%	0
2011	14.726035	11.764688	-20.11%	0
2010	14.385457	14.726035	2.37%	0
2009	11.207654	14.385457	28.35%	0
2008	18.246667	11.207654	-38.58%	0
2007	17.878494	18.246667	2.06%	0
2006	14.879794	17.878494	20.15%	0
2005	13.569205	14.879794	9.66%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.402925	15.335475	-0.44%	0
2013	10.580383	15.402925	45.58%	0
2012	8.955274	10.580383	18.15%	0
2011	10.606325	8.955274	-15.57%	0
2010	8.252052	10.606325	28.53%	0
2009	6.680955	8.252052	23.52%	0
2008	10.924431	6.680955	-38.84%	0
2007	12.535059	10.924431	-12.85%	0
2006	12.325533	12.535059	1.70%	0
2005	11.886758	12.325533	3.69%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.864698	-1.35%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.849060	16.121245	1.72%	1,247
2013	16.006858	15.849060	-0.99%	1,654
2012	14.887012	16.006858	7.52%	1,537
2011	14.852467	14.887012	0.23%	1,802
2010	13.967650	14.852467	6.33%	1,778
2009	11.834259	13.967650	18.03%	1,738
2008	13.025028	11.834259	-9.14%	1,649
2007	12.613224	13.025028	3.26%	3,465
2006	12.356608	12.613224	2.08%	3,416
2005	12.446617	12.356608	-0.72%	3,027
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.067430	13.363077	2.26%	0
2013	11.759195	13.067430	11.13%	0
2012	10.744231	11.759195	9.45%	0
2011	10.994254	10.744231	-2.27%	0
2010	9.951046	10.994254	10.48%	0
2009	8.178717	9.951046	21.67%	0
2008	11.139084	8.178717	-26.58%	0
2007	10.463031	11.139084	6.46%	0
2006*	10.000000	10.463031	4.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.909212	13.241089	2.57%	0
2013	11.360112	12.909212	13.64%	0
2012	10.241793	11.360112	10.92%	0
2011	10.569236	10.241793	-3.10%	0
2010	9.417332	10.569236	12.23%	0
2009	7.462168	9.417332	26.20%	0
2008	11.316515	7.462168	-34.06%	0
2007	10.482916	11.316515	7.95%	0
2006*	10.000000	10.482916	4.83%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.065088	13.426217	2.76%	0
2013	10.972802	13.065088	19.07%	0
2012	9.696068	10.972802	13.17%	0
2011	10.167697	9.696068	-4.64%	0
2010	8.944020	10.167697	13.68%	0
2009	6.945378	8.944020	28.78%	0
2008	11.445346	6.945378	-39.32%	0
2007	10.502972	11.445346	8.97%	0
2006*	10.000000	10.502972	5.03%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	19.290917	21.139072	9.58%	0
2013	15.009596	19.290917	28.52%	0
2012	13.168968	15.009596	13.98%	0
2011	13.801124	13.168968	-4.58%	0
2010	12.025206	13.801124	14.77%	0
2009	9.044809	12.025206	32.95%	1,365
2008	16.083730	9.044809	-43.76%	13,430
2007	13.968135	16.083730	15.15%	15,312
2006	12.772158	13.968135	9.36%	5,898
2005	11.152948	12.772158	14.52%	2,767
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.659380	9.967297	-14.51%	838
2013	9.583302	11.659380	21.66%	838
2012	9.337284	9.583302	2.63%	838
2011	10.050061	9.337284	-7.09%	838
2010	8.606295	10.050061	16.78%	838
2009	5.950919	8.606295	44.62%	838
2008	13.318792	5.950919	-55.32%	838
2007	9.332470	13.318792	42.71%	838
2006*	10.000000	9.332470	-6.68%	785
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.478091	15.415357	6.47%	1,396
2013	11.540642	14.478091	25.45%	1,451
2012	10.049420	11.540642	14.84%	1,521
2011	10.166784	10.049420	-1.15%	2,009
2010	9.014061	10.166784	12.79%	2,018
2009	7.073720	9.014061	27.43%	4,283
2008	12.598676	7.073720	-43.85%	9,328
2007	12.677501	12.598676	-0.62%	8,810
2006	10.772376	12.677501	17.69%	8,853
2005	10.393148	10.772376	3.65%	9,709
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	10.951860	12.031853	9.86%	0
2013	8.111049	10.951860	35.02%	0
2012	6.928454	8.111049	17.07%	0
2011	6.918700	6.928454	0.14%	0
2010	5.709273	6.918700	21.18%	0
2009	3.997932	5.709273	42.81%	0
2008	9.078401	3.997932	-55.96%	0
2007	7.529618	9.078401	20.57%	0
2006	7.296111	7.529618	3.20%	0
2005	6.838535	7.296111	6.69%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.170156	13.261156	8.96%	634
2013	9.117515	12.170156	33.48%	641
2012	8.122539	9.117515	12.25%	1,457
2011	8.276274	8.122539	-1.86%	1,457
2010	6.807388	8.276274	21.58%	1,456
2009	5.420543	6.807388	25.58%	1,919
2008	10.483018	5.420543	-48.29%	1,949
2007	8.432255	10.483018	24.32%	2,730
2006	8.061206	8.432255	4.60%	2,909
2005	7.783662	8.061206	3.57%	2,905
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.876135	12.754213	-0.95%	0
2013	12.409954	12.876135	3.76%	0
2012	11.089546	12.409954	11.91%	0
2011	10.887858	11.089546	1.85%	0
2010	9.763751	10.887858	11.51%	0
2009	6.929489	9.763751	40.90%	0
2008	9.436010	6.929489	-26.56%	0
2007	9.380419	9.436010	0.59%	21
2006	8.608998	9.380419	8.96%	190
2005	8.568021	8.608998	0.48%	199
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.768902	13.233574	3.64%	0
2013	13.280458	12.768902	-3.85%	0
2012	12.812993	13.280458	3.65%	0
2011	12.194690	12.812993	5.07%	0
2010	11.556085	12.194690	5.53%	0
2009	10.194060	11.556085	13.36%	0
2008	10.762125	10.194060	-5.28%	0
2007	10.539097	10.762125	2.12%	0
2006	10.310242	10.539097	2.22%	0
2005	10.305686	10.310242	0.04%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	14.943656	15.552198	4.07%	489
2013	11.206942	14.943656	33.34%	489
2012	9.966135	11.206942	12.45%	489
2011	11.389829	9.966135	-12.50%	489
2010	9.030104	11.389829	26.13%	489
2009	6.580963	9.030104	37.22%	489
2008	11.101611	6.580963	-40.72%	13,129
2007	9.810111	11.101611	13.16%	13,129
2006*	10.000000	9.810111	-1.90%	517

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.885382	12.497094	-10.00%	0
2013	10.867417	13.885382	27.77%	0
2012	9.199891	10.867417	18.13%	0
2011	11.341341	9.199891	-18.88%	0
2010	10.241894	11.341341	10.73%	0
2009	8.265661	10.241894	23.91%	0
2008	15.025802	8.265661	-44.99%	0
2007	13.082933	15.025802	14.85%	0
2006	11.317935	13.082933	15.59%	0
2005	9.706658	11.317935	16.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	19.718746	20.617604	4.56%	0
2013	15.424834	19.718746	27.84%	0
2012	12.384083	15.424834	24.55%	0
2011	13.863047	12.384083	-10.67%	0
2010	11.186381	13.863047	23.93%	0
2009	7.252168	11.186381	54.25%	0
2008	15.157668	7.252168	-52.16%	0
2007	14.648447	15.157668	3.48%	1,294
2006	12.863065	14.648447	13.88%	1,294
2005	12.797874	12.863065	0.51%	1,294
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.077774	14.433032	2.52%	0
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	1,474
2010	10.307392	11.381495	10.42%	1,540
2009	7.756633	10.307392	32.88%	1,697
2008	11.252036	7.756633	-31.06%	23,763
2007	11.067139	11.252036	1.67%	24,034
2006*	10.000000	11.067139	10.67%	282

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.749937	14.537418	-1.44%	0
2013	11.047400	14.749937	33.52%	0
2012	9.522395	11.047400	16.01%	0
2011	10.096001	9.522395	-5.68%	0
2010	8.034366	10.096001	25.66%	0
2009	6.347643	8.034366	26.57%	0
2008	9.670281	6.347643	-34.36%	0
2007	10.109363	9.670281	-4.34%	0
2006*	10.000000	10.109363	1.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.302213	-6.98%	949
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.951205	15.676812	-12.67%	0
2013	14.859110	17.951205	20.81%	0
2012	12.785421	14.859110	16.22%	0
2011	14.567551	12.785421	-12.23%	0
2010	13.678024	14.567551	6.50%	0
2009	10.162348	13.678024	34.60%	0
2008	17.351458	10.162348	-41.43%	0
2007	15.292906	17.351458	13.46%	0
2006	12.822004	15.292906	19.27%	0
2005	11.842271	12.822004	8.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.617133	-13.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.949849	-0.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.922199	11.239387	2.90%	0
2013	9.343177	10.922199	16.90%	0
2012	8.178984	9.343177	14.23%	0
2011	9.912435	8.178984	-17.49%	0
2010	8.742859	9.912435	13.38%	0
2009	7.451189	8.742859	17.34%	0
2008	12.340567	7.451189	-39.62%	0
2007	11.566126	12.340567	6.70%	0
2006*	10.000000	11.566126	15.66%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.406022	13.744454	10.79%	0
2013	9.698943	12.406022	27.91%	0
2012	8.547567	9.698943	13.47%	0
2011	9.116080	8.547567	-6.24%	0
2010	7.491042	9.116080	21.69%	0
2009	5.309664	7.491042	41.08%	0
2008	9.025232	5.309664	-41.17%	0
2007	10.282990	9.025232	-12.23%	0
2006*	10.000000	10.282990	2.83%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.311437	13.920613	4.58%	0
2013	11.880524	13.311437	12.04%	0
2012	10.701627	11.880524	11.02%	0
2011	10.848615	10.701627	-1.35%	0
2010	10.012395	10.848615	8.35%	0
2009	8.132438	10.012395	23.12%	0
2008	11.399120	8.132438	-28.66%	0
2007	10.970621	11.399120	3.91%	0
2006*	10.000000	10.970621	9.71%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.240146	15.017508	5.46%	0
2013	10.907853	14.240146	30.55%	0
2012	9.636913	10.907853	13.19%	0
2011	10.280019	9.636913	-6.26%	0
2010	8.995115	10.280019	14.28%	0
2009	6.900790	8.995115	30.35%	0
2008	11.436582	6.900790	-39.66%	0
2007	11.351645	11.436582	0.75%	0
2006*	10.000000	11.351645	13.52%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.076799	16.151295	0.46%	0
2013	15.277057	16.076799	5.23%	0
2012	13.571766	15.277057	12.56%	0
2011	13.853180	13.571766	-2.03%	0
2010	12.246019	13.853180	13.12%	0
2009	7.233359	12.246019	69.30%	0
2008	10.541394	7.233359	-31.38%	0
2007	10.538940	10.541394	0.02%	0
2006*	10.000000	10.538940	5.39%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.753232	18.124225	-3.35%	0
2013	13.988724	18.753232	34.06%	0
2012	11.944696	13.988724	17.11%	0
2011	12.776819	11.944696	-6.51%	0
2010	10.696463	12.776819	19.45%	0
2009	6.999646	10.696463	52.81%	0
2008	11.630446	6.999646	-39.82%	0
2007	10.765479	11.630446	8.03%	0
2006*	10.000000	10.765479	7.65%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.593679	16.410252	-1.11%	0
2013	12.700044	16.593679	30.66%	0
2012	11.065514	12.700044	14.77%	0
2011	12.205711	11.065514	-9.34%	0
2010	10.572795	12.205711	15.44%	0
2009	7.495850	10.572795	41.05%	0
2008	10.692671	7.495850	-29.90%	0
2007	10.712888	10.692671	-0.19%	0
2006*	10.000000	10.712888	7.13%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.561901	14.460399	6.63%	0
2013	9.791090	13.561901	38.51%	0
2012	8.956469	9.791090	9.32%	0
2011	9.321516	8.956469	-3.92%	0
2010	7.311100	9.321516	27.50%	0
2009	5.518178	7.311100	32.49%	0
2008	10.669881	5.518178	-48.28%	0
2007	10.310999	10.669881	3.48%	0
2006*	10.000000	10.310999	3.11%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.674439	13.184249	12.93%	0
2013	9.286846	11.674439	25.71%	0
2012	8.559675	9.286846	8.50%	0
2011	9.128516	8.559675	-6.23%	0
2010	7.985284	9.128516	14.32%	0
2009	6.113552	7.985284	30.62%	0
2008	9.913582	6.113552	-38.33%	0
2007	10.783613	9.913582	-8.07%	0
2006*	10.000000	10.783613	7.84%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	12.019327	10.991256	-8.55%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.208261	14.036526	6.27%	0
2013	9.617495	13.208261	37.34%	0
2012*	10.000000	9.617495	-3.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.151922	16.061834	6.01%	0
2013	11.059718	15.151922	37.00%	0
2012	9.952580	11.059718	11.12%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	17.126513	18.151229	5.98%	0
2013	13.521080	17.126513	26.67%	0
2012	12.115752	13.521080	11.60%	0
2011	12.370328	12.115752	-2.06%	0
2010	11.521675	12.370328	7.37%	0
2009	9.163689	11.521675	25.73%	0
2008	13.385713	9.163689	-31.54%	0
2007	12.634849	13.385713	5.94%	0
2006	11.046838	12.634849	14.38%	0
2005	10.703041	11.046838	3.21%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.292644	13.135168	6.85%	0
2013	10.020053	12.292644	22.68%	0
2012	9.082765	10.020053	10.32%	0
2011*	10.000000	9.082765	-9.17%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.500720	20.524212	17.28%	0
2013	12.706266	17.500720	37.73%	0
2012	10.724798	12.706266	18.48%	0
2011	10.527408	10.724798	1.88%	0
2010	10.202152	10.527408	3.19%	0
2009	8.153790	10.202152	25.12%	0
2008	11.656472	8.153790	-30.05%	0
2007	10.634868	11.656472	9.61%	0
2006*	10.000000	10.634868	6.35%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	10.961833	12.313274	12.33%	0
2013	10.890080	10.961833	0.66%	0
2012	8.673717	10.890080	25.55%	0
2011	9.466571	8.673717	-8.38%	0
2010	8.219973	9.466571	15.17%	0
2009	6.377211	8.219973	28.90%	0
2008	11.756748	6.377211	-45.76%	0
2007	12.701647	11.756748	-7.44%	0
2006*	10.000000	12.701647	27.02%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	21.143988	20.789729	-1.68%	0
2013	18.128500	21.143988	16.63%	0
2012	16.012203	18.128500	13.22%	0
2011	17.519499	16.012203	-8.60%	0
2010	15.839285	17.519499	10.61%	0
2009	11.950729	15.839285	32.54%	0
2008	20.454744	11.950729	-41.57%	0
2007	18.196014	20.454744	12.41%	0
2006	14.478412	18.196014	25.68%	0
2005	12.527090	14.478412	15.58%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.976990	13.695620	5.54%	0
2013	9.693522	12.976990	33.87%	0
2012*	10.000000	9.693522	-3.06%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	28.134016	26.119496	-7.16%	0
2013	22.942148	28.134016	22.63%	0
2012	19.644363	22.942148	16.79%	0
2011	21.601112	19.644363	-9.06%	0
2010	20.282095	21.601112	6.50%	0
2009*	10.000000	20.282095	22.55%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	23.213835	23.182900	-0.13%	0
2013	21.436757	23.213835	8.29%	0
2012	18.438156	21.436757	16.26%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.200552	22.411538	5.71%	0
2013	16.648732	21.200552	27.34%	0
2012	14.960619	16.648732	11.28%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.700809	13.500757	6.30%	1,896
2013	9.901662	12.700809	28.27%	1,896
2012	8.157818	9.901662	21.38%	1,896
2011	8.944913	8.157818	-8.80%	2,066
2010	8.571948	8.944913	4.35%	2,066
2009	5.990355	8.571948	43.10%	2,707
2008	10.976647	5.990355	-45.43%	2,683
2007	8.198336	10.976647	33.89%	2,656
2006	7.666316	8.198336	6.94%	11,438
2005	6.949648	7.666316	10.31%	11,974
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.390247	6.847852	7.16%	0
2013	4.816125	6.390247	32.68%	0
2012	4.124776	4.816125	16.76%	0
2011	4.607728	4.124776	-10.48%	0
2010	3.779583	4.607728	21.91%	0
2009	2.458113	3.779583	53.76%	63
2008	4.477053	2.458113	-45.10%	63
2007	3.754292	4.477053	19.25%	63
2006	3.552614	3.754292	5.68%	0
2005	3.249553	3.552614	9.33%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.137952	11.316986	-13.86%	1,199
2013	11.730689	13.137952	12.00%	1,199
2012	10.576619	11.730689	10.91%	1,199
2011	15.950368	10.576619	-33.69%	0
2010	13.018580	15.950368	22.52%	0
2009	7.418345	13.018580	75.49%	61
2008	15.846836	7.418345	-53.19%	61
2007	12.632426	15.846836	25.45%	61
2006	8.790457	12.632426	43.71%	0
2005	6.797949	8.790457	29.31%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	20.995219	23.683712	12.81%	0
2013	16.192958	20.995219	29.66%	0
2012	13.727029	16.192958	17.96%	0
2011	13.710318	13.727029	0.12%	0
2010	11.332034	13.710318	20.99%	0
2009	9.126722	11.332034	24.16%	0
2008	13.943736	9.126722	-34.55%	0
2007	13.889084	13.943736	0.39%	0
2006	12.129124	13.889084	14.51%	0
2005	11.331952	12.129124	7.03%	289
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.408359	-5.92%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.965440	19.006175	-9.35%	0
2013	15.148880	20.965440	38.40%	0
2012	12.786620	15.148880	18.47%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.794057	20.297285	8.00%	0
2013	14.143046	18.794057	32.89%	0
2012	12.454305	14.143046	13.56%	0
2011	12.767506	12.454305	-2.45%	0
2010	11.714012	12.767506	8.99%	0
2009	9.761492	11.714012	20.00%	0
2008	14.810316	9.761492	-34.09%	0
2007	14.047477	14.810316	5.43%	0
2006	11.894280	14.047477	18.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.635577	14.505331	-0.89%	0
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
2010*	10.000000	10.699132	6.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.641269	8.336865	9.10%	320
2013	6.009815	7.641269	27.15%	320
2012	5.378563	6.009815	11.74%	320
2011	5.526255	5.378563	-2.67%	320
2010	4.728769	5.526255	16.86%	336
2009	3.615192	4.728769	30.80%	364
2008	6.018772	3.615192	-39.93%	0
2007	5.138043	6.018772	17.14%	0
2006	4.938044	5.138043	4.05%	0
2005	4.730977	4.938044	4.38%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.748112	21.892057	10.86%	2,790
2013	15.277553	19.748112	29.26%	3,393
2012	13.596465	15.277553	12.36%	4,105
2011	13.784241	13.596465	-1.36%	4,238
2010	12.396292	13.784241	11.20%	4,499
2009*	10.000000	12.396292	23.96%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.415262	13.803048	2.89%	0
2013	11.103511	13.415262	20.82%	0
2012	9.791710	11.103511	13.40%	0
2011	9.899139	9.791710	-1.09%	2,253
2010	9.017389	9.899139	9.78%	2,328
2009	7.455703	9.017389	20.95%	2,506
2008	10.833923	7.455703	-31.18%	0
2007	10.416519	10.833923	4.01%	0
2006*	10.000000	10.416519	4.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.767219	11.077207	2.88%	0
2013	11.277224	10.767219	-4.52%	0
2012	10.963430	11.277224	2.86%	0
2011	10.580908	10.963430	3.62%	485
2010	10.186610	10.580908	3.87%	485
2009	9.268369	10.186610	9.91%	485
2008	10.493465	9.268369	-11.67%	0
2007	10.398680	10.493465	0.91%	0
2006*	10.000000	10.398680	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
2011	10.912299	9.698831	-11.12%	0
2010	10.004291	10.912299	9.08%	0
2009	7.209163	10.004291	38.77%	0
2008	11.988593	7.209163	-39.87%	0
2007	10.697846	11.988593	12.07%	0
2006*	10.000000	10.697846	6.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
2010	8.337279	9.657187	15.83%	0
2009	6.130054	8.337279	36.01%	0
2008	11.213159	6.130054	-45.33%	0
2007	10.226475	11.213159	9.65%	0
2006*	10.000000	10.226475	2.26%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.817868	12.766017	8.02%	0
2013	9.069012	11.817868	30.31%	0
2012	7.905590	9.069012	14.72%	0
2011	8.251065	7.905590	-4.19%	665
2010	7.586684	8.251065	8.76%	665
2009	5.923551	7.586684	28.08%	665
2008	9.759595	5.923551	-39.31%	0
2007*	10.000000	9.759595	-2.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.103980	17.189390	0.50%	0
2013	16.300216	17.103980	4.93%	0
2012	14.520025	16.300216	12.26%	0
2011	14.270818	14.520025	1.75%	0
2010	12.869095	14.270818	10.89%	0
2009	8.994281	12.869095	43.08%	0
2008	12.745336	8.994281	-29.43%	434
2007	12.611541	12.745336	1.06%	434
2006	11.634512	12.611541	8.40%	434
2005	11.595276	11.634512	0.34%	434
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	12.794837	13.688536	6.98%	193
2013	9.625333	12.794837	32.93%	193
2012	8.291269	9.625333	16.09%	193
2011	8.661552	8.291269	-4.28%	193
2010	7.634110	8.661552	13.46%	193
2009	6.059868	7.634110	25.98%	193
2008	9.814190	6.059868	-38.25%	0
2007	10.242660	9.814190	-4.18%	0
2006	9.016897	10.242660	13.59%	0
2005	8.825553	9.016897	2.17%	331
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.147937	12.690631	4.47%	0
2013	8.618906	12.147937	40.95%	0
2012	7.520993	8.618906	14.60%	0
2011	8.683086	7.520993	-13.38%	165
2010	7.664030	8.683086	13.30%	165
2009	5.112703	7.664030	49.90%	154
2008*	10.000000	5.112703	-48.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.417002	14.542793	8.39%	0
2013	9.865976	13.417002	35.99%	0
2012	9.029504	9.865976	9.26%	0
2011	9.516007	9.029504	-5.11%	0
2010	7.857237	9.516007	21.11%	0
2009	6.095432	7.857237	28.90%	0
2008*	10.000000	6.095432	-39.05%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.840679	12.102530	2.21%	0
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
2010	9.255380	10.014215	8.20%	0
2009	7.881950	9.255380	17.43%	0
2008*	10.000000	7.881950	-21.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
2009	9.026837	9.998153	10.76%	0
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.934880	12.230698	2.48%	0
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
2010	8.986208	9.807936	9.14%	0
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	2,662
2010	8.437446	9.369473	11.05%	0
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0
2010	9.526187	10.179093	6.85%	0
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.637677	11.981478	2.95%	0
2013	12.106622	11.637677	-3.87%	0
2012	11.465299	12.106622	5.59%	0
2011	10.974847	11.465299	4.47%	0
2010	10.460628	10.974847	4.92%	0
2009	9.812152	10.460628	6.61%	0
2008*	10.000000	9.812152	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	20.735741	19.201922	-7.40%	816
2013	21.002350	20.735741	-1.27%	0
2012	18.283885	21.002350	14.87%	0
2011	24.034266	18.283885	-23.93%	0
2010	21.109627	24.034266	13.85%	0
2009	13.189501	21.109627	60.05%	0
2008	31.866128	13.189501	-58.61%	0
2007	22.337963	31.866128	42.65%	0
2006	16.671061	22.337963	33.99%	0
2005	12.824480	16.671061	29.99%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.521928	14.881744	2.48%	1,102
2013	15.444688	14.521928	-5.97%	1,094
2012	15.293190	15.444688	0.99%	948
2011	14.548864	15.293190	5.12%	922
2010	14.168257	14.548864	2.69%	964
2009	14.078879	14.168257	0.63%	947
2008	13.336618	14.078879	5.57%	16,446
2007	12.701038	13.336618	5.00%	20,484
2006	12.540509	12.701038	1.28%	25,871
2005	12.391329	12.540509	1.20%	26,341
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.733029	12.422387	-2.44%	0
2013	11.026472	12.733029	15.48%	0
2012	9.732887	11.026472	13.29%	0
2011	11.005924	9.732887	-11.57%	0
2010	9.912831	11.005924	11.03%	0
2009	7.797533	9.912831	27.13%	0
2008	14.750612	7.797533	-47.14%	0
2007	11.839306	14.750612	24.59%	0
2006	9.085207	11.839306	30.31%	0
2005	7.119284	9.085207	27.61%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
2009	6.466209	8.149818	26.04%	0
2008	11.594614	6.466209	-44.23%	0
2007	10.816951	11.594614	7.19%	0
2006*	10.000000	10.816951	8.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.167600	17.662989	2.89%	0
2013	13.766733	17.167600	24.70%	0
2012	12.120737	13.766733	13.58%	0
2011	12.873740	12.120737	-5.85%	0
2010	11.459829	12.873740	12.34%	0
2009	9.192762	11.459829	24.66%	0
2008	14.853098	9.192762	-38.11%	0
2007	14.305520	14.853098	3.83%	6,136
2006	12.489813	14.305520	14.54%	6,450
2005	11.807448	12.489813	5.78%	6,562
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	0
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.699091	12.929262	1.81%	0
2013	12.360994	12.699091	2.74%	0
2012	11.993165	12.360994	3.07%	0
2011	11.888897	11.993165	0.88%	0
2010	11.456393	11.888897	3.78%	134
2009	10.716625	11.456393	6.90%	134
2008	11.636185	10.716625	-7.90%	143
2007	11.268568	11.636185	3.26%	148
2006	10.830309	11.268568	4.05%	157
2005	10.696990	10.830309	1.25%	166
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.347604	15.819940	3.08%	3,329
2013	13.428010	15.347604	14.30%	3,411
2012	12.365707	13.428010	8.59%	3,486
2011	12.622630	12.365707	-2.04%	1,709
2010	11.612729	12.622630	8.70%	1,709
2009	9.946414	11.612729	16.75%	2,793
2008	13.214889	9.946414	-24.73%	1,709
2007	12.763693	13.214889	3.53%	1,824
2006	11.695624	12.763693	9.13%	2,867
2005	11.328215	11.695624	3.24%	3,157
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.554128	17.027219	2.86%	0
2013	13.803057	16.554128	19.93%	0
2012	12.381649	13.803057	11.48%	0
2011	12.908341	12.381649	-4.08%	0
2010	11.673406	12.908341	10.58%	0
2009	9.575844	11.673406	21.90%	0
2008	14.242409	9.575844	-32.77%	0
2007	13.692531	14.242409	4.02%	5,810
2006	12.197565	13.692531	12.26%	7,045
2005	11.623715	12.197565	4.94%	8,851
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.246780	14.623565	2.64%	5,925
2013	13.156709	14.246780	8.29%	5,925
2012	12.426760	13.156709	5.87%	5,925
2011	12.423540	12.426760	0.03%	6,310
2010	11.682071	12.423540	6.35%	8,314
2009	10.405305	11.682071	12.27%	8,401
2008	12.497972	10.405305	-16.74%	8,483
2007	12.048446	12.497972	3.73%	6,310
2006	11.338608	12.048446	6.26%	8,582
2005	11.072641	11.338608	2.40%	9,054
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.511466	21.870124	6.62%	2,705
2013	15.310433	20.511466	33.97%	2,705
2012	13.163853	15.310433	16.31%	3,194
2011	13.738825	13.163853	-4.19%	3,194
2010	12.885161	13.738825	6.63%	3,680
2009*	10.000000	12.885161	28.85%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.107428	1.07%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.595030	30.663002	7.23%	978
2013	21.930639	28.595030	30.39%	1,010
2012	19.050505	21.930639	15.12%	1,080
2011	19.946031	19.050505	-4.49%	1,175
2010	16.127113	19.946031	23.68%	1,414
2009	12.033319	16.127113	34.02%	2,628
2008	19.326473	12.033319	-37.74%	2,240
2007	18.336862	19.326473	5.40%	2,160
2006	17.026291	18.336862	7.70%	4,139
2005	15.497629	17.026291	9.86%	4,356
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.943344	9.744479	-2.00%	1,084
2013	10.146268	9.943344	-2.00%	1,160
2012	10.353903	10.146268	-2.01%	1,237
2011	10.564607	10.353903	-1.99%	1,426
2010	10.780194	10.564607	-2.00%	1,505
2009	10.995583	10.780194	-1.96%	2,974
2008	10.994195	10.995583	0.01%	4,053
2007	10.706668	10.994195	2.69%	5,508
2006	10.451103	10.706668	2.45%	13,909
2005	10.386676	10.451103	0.62%	10,324
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.673625	15.956692	1.81%	46
2013	16.175385	15.673625	-3.10%	49
2012	14.704943	16.175385	10.00%	41
2011	14.215605	14.704943	3.44%	239
2010	13.116880	14.215605	8.38%	214
2009	10.760945	13.116880	21.89%	179
2008	13.276244	10.760945	-18.95%	219
2007	12.949735	13.276244	2.52%	521
2006	12.603486	12.949735	2.75%	415
2005	12.585616	12.603486	0.14%	273
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	17.991813	17.454167	-2.99%	42
2013	15.127276	17.991813	18.94%	0
2012	13.316946	15.127276	13.59%	0
2011	14.985199	13.316946	-11.13%	0
2010	13.396797	14.985199	11.86%	0
2009*	10.000000	13.396797	33.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.982632	-10.17%	237

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.951886	14.017466	8.23%	1,562
2013	9.808505	12.951886	32.05%	1,564
2012	8.602247	9.808505	14.02%	1,566
2011	9.040153	8.602247	-4.84%	2,096
2010	7.985874	9.040153	13.20%	2,047
2009	6.279093	7.985874	27.18%	247
2008*	10.000000	6.279093	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.671502	15.890381	8.31%	629
2013	11.053527	14.671502	32.73%	629
2012	9.574406	11.053527	15.45%	629
2011	10.374280	9.574406	-7.71%	750
2010*	10.000000	10.374280	3.74%	750
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.127009	13.101821	8.04%	0
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0
2009	6.263383	7.820676	24.86%	0
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.804503	14.074245	1.95%	1,097
2013	10.137866	13.804503	36.17%	1,100
2012	9.003383	10.137866	12.60%	1,108
2011	9.592494	9.003383	-6.14%	1,353
2010	7.718150	9.592494	24.28%	2,087
2009	6.195364	7.718150	24.58%	2,726
2008*	10.000000	6.195364	-38.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	0
2010	8.524647	9.994435	17.24%	0
2009	6.667167	8.524647	27.86%	2,746
2008*	10.000000	6.667167	-33.33%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	19.744484	19.893584	0.76%	0
2013	13.962945	19.744484	41.41%	0
2012	12.560694	13.962945	11.16%	0
2011	12.900163	12.560694	-2.63%	108
2010	10.492921	12.900163	22.94%	108
2009	8.400263	10.492921	24.91%	100
2008	15.998659	8.400263	-47.49%	80
2007	14.876463	15.998659	7.54%	59
2006	14.707640	14.876463	1.15%	41
2005	13.883550	14.707640	5.94%	24
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	32.946018	34.554341	4.88%	519
2013	23.944287	32.946018	37.59%	531
2012	20.286380	23.944287	18.03%	592
2011	21.805256	20.286380	-6.97%	863
2010	17.574266	21.805256	24.07%	1,043
2009	14.208250	17.574266	23.69%	1,838
2008	21.369593	14.208250	-33.51%	2,560
2007	23.423135	21.369593	-8.77%	2,507
2006	20.376050	23.423135	14.95%	4,543
2005	20.170796	20.376050	1.02%	4,595
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	30.866912	30.496075	-1.20%	293
2013	22.352655	30.866912	38.09%	292
2012	19.748357	22.352655	13.19%	333
2011	21.336733	19.748357	-7.44%	342
2010	17.372989	21.336733	22.82%	348
2009	13.160573	17.372989	32.01%	1,147
2008	21.727093	13.160573	-39.43%	1,181
2007	21.710124	21.727093	0.08%	1,193
2006	19.771776	21.710124	9.80%	1,481
2005	17.961627	19.771776	10.08%	1,431
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.294997	13.512812	9.90%	0
2013	9.569504	12.294997	28.48%	0
2012	8.549926	9.569504	11.92%	0
2011	8.678156	8.549926	-1.48%	0
2010	7.805339	8.678156	11.18%	329
2009	6.316291	7.805339	23.57%	342
2008	11.028328	6.316291	-42.73%	342
2007	10.403477	11.028328	6.01%	367
2006	9.342053	10.403477	11.36%	381
2005	8.871909	9.342053	5.30%	394

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.898073	13.765245	26.31%	1,629
2013	10.791865	10.898073	0.98%	1,629
2012	9.511101	10.791865	13.47%	1,629
2011	9.112388	9.511101	4.38%	1,980
2010	7.142400	9.112388	27.58%	2,525
2009	5.570597	7.142400	28.22%	2,559
2008*	10.000000	5.570597	-44.29%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
2009	9.810294	10.297627	4.97%	0
2008*	10.000000	9.810294	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.862133	14.278380	-9.98%	0
2013	13.477526	15.862133	17.69%	0
2012	11.502750	13.477526	17.17%	0
2011	13.402685	11.502750	-14.18%	0
2010	12.859919	13.402685	4.22%	0
2009*	10.000000	12.859919	28.60%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.908186	9.769242	-1.40%	0
2013	10.048421	9.908186	-1.40%	0
2012	9.802585	10.048421	2.51%	0
2011	9.973279	9.802585	-1.71%	0
2010	9.665959	9.973279	3.18%	0
2009	8.703295	9.665959	11.06%	0
2008	10.258557	8.703295	-15.16%	0
2007	9.992258	10.258557	2.67%	202
2006	9.784478	9.992258	2.12%	209
2005	9.841564	9.784478	-0.58%	216

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	16.655758	16.889115	1.40%	0
2013	11.653895	16.655758	42.92%	0
2012	10.928275	11.653895	6.64%	0
2011	11.270375	10.928275	-3.04%	0
2010	9.614626	11.270375	17.22%	0
2009	7.992300	9.614626	20.30%	0
2008	13.474648	7.992300	-40.69%	0
2007	13.680755	13.474648	-1.51%	0
2006	13.262674	13.680755	3.15%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.719822	19.168302	8.17%	0
2013	13.140127	17.719822	34.85%	0
2012	12.082344	13.140127	8.75%	0
2011	12.720283	12.082344	-5.02%	0
2010	10.565006	12.720283	20.40%	0
2009	8.202784	10.565006	28.80%	0
2008	13.822570	8.202784	-40.66%	0
2007	13.108220	13.822570	5.45%	0
2006	11.763111	13.108220	11.43%	0
2005	11.232231	11.763111	4.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	13.997050	15.830773	13.10%	0
2013	11.008651	13.997050	27.15%	0
2012	9.843953	11.008651	11.83%	0
2011	10.161202	9.843953	-3.12%	0
2010	9.476066	10.161202	7.23%	0
2009	6.690781	9.476066	41.63%	3,895
2008	12.532099	6.690781	-46.61%	3,895
2007	11.203962	12.532099	11.85%	4,134
2006	10.590256	11.203962	5.80%	4,499
2005	10.281519	10.590256	3.00%	4,419
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.573469	14.071373	3.67%	0
2013	10.185228	13.573469	33.27%	0
2012	8.925583	10.185228	14.11%	0
2011	9.008648	8.925583	-0.92%	0
2010	7.211620	9.008648	24.92%	0
2009	5.549298	7.211620	29.96%	0
2008	11.118283	5.549298	-50.09%	0
2007	10.670712	11.118283	4.19%	0
2006	10.575363	10.670712	0.90%	0
2005	9.606312	10.575363	10.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	16.688294	16.729388	0.25%	6,192
2013	13.376098	16.688294	24.76%	6,192
2012	11.256068	13.376098	18.83%	7,032
2011	12.523657	11.256068	-10.12%	7,049
2010	11.019713	12.523657	13.65%	7,049
2009	8.044972	11.019713	36.98%	7,049
2008	13.725592	8.044972	-41.39%	7,049
2007	13.174723	13.725592	4.18%	7,049
2006	11.422032	13.174723	15.34%	18,844
2005	10.195624	11.422032	12.03%	18,844
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.926512	10.004117	0.78%	0
2013	10.142534	9.926512	-2.13%	0
2012*	10.000000	10.142534	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.991116	-10.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	13.450085	14.591918	8.49%	1,031
2013	10.415152	13.450085	29.14%	1,035
2012	9.093891	10.415152	14.53%	1,040
2011	9.280428	9.093891	-2.01%	1,192
2010	8.155925	9.280428	13.79%	1,191
2009	6.487392	8.155925	25.72%	1,348
2008	10.759075	6.487392	-39.70%	1,176
2007	10.514697	10.759075	2.32%	1,137
2006	9.327218	10.514697	12.73%	1,391
2005	8.980316	9.327218	3.86%	1,366
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.627419	16.045542	9.69%	0
2013	10.584408	14.627419	38.20%	0
2012	9.154303	10.584408	15.62%	0
2011	9.552086	9.154303	-4.16%	0
2010	7.898185	9.552086	20.94%	0
2009	5.874407	7.898185	34.45%	0
2008	9.642124	5.874407	-39.08%	0
2007	9.960520	9.642124	-3.20%	0
2006*	10.000000	9.960520	-0.39%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.654692	-3.45%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.268074	11.125344	-1.27%	0
2013	11.524803	11.268074	-2.23%	0
2012	11.121145	11.524803	3.63%	0
2011	11.234258	11.121145	-1.01%	0
2010	10.898362	11.234258	3.08%	0
2009*	10.000000	10.898362	8.98%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.710568	12.841428	1.03%	0
2013	14.286838	12.710568	-11.03%	0
2012	13.405580	14.286838	6.57%	0
2011	12.249084	13.405580	9.44%	0
2010	11.561275	12.249084	5.95%	0
2009	9.968374	11.561275	15.98%	0
2008	10.940312	9.968374	-8.88%	0
2007	10.090587	10.940312	8.42%	0
2006*	10.000000	10.090587	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.026857	14.333426	2.19%	0
2013	14.598611	14.026857	-3.92%	0
2012	13.592437	14.598611	7.40%	0
2011	13.386511	13.592437	1.54%	0
2010	12.634615	13.386511	5.95%	0
2009	11.306363	12.634615	11.75%	0
2008	11.014073	11.306363	2.65%	0
2007	10.336386	11.014073	6.56%	0
2006*	10.000000	10.336386	3.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.255615	10.469358	2.08%	0
2013	10.684266	10.255615	-4.01%	0
2012	9.956927	10.684266	7.30%	0
2011*	10.000000	9.956927	-0.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.189672	12.463274	-5.51%	0
2013	11.124184	13.189672	18.57%	0
2012	10.549478	11.124184	5.45%	0
2011	12.246420	10.549478	-13.86%	0
2010	9.615263	12.246420	27.36%	0
2009	6.208072	9.615263	54.88%	0
2008	11.167119	6.208072	-44.41%	0
2007	10.960348	11.167119	1.89%	0
2006*	10.000000	10.960348	9.60%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.499141	27.648118	28.60%	379
2013	14.575218	21.499141	47.50%	379
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.531076	12.188134	5.70%	0
2013	11.803837	11.531076	-2.31%	0
2012	11.006286	11.803837	7.25%	0
2011	10.629933	11.006286	3.54%	0
2010	10.123518	10.629933	5.00%	0
2009	9.421398	10.123518	7.45%	0
2008	10.706250	9.421398	-12.00%	0
2007	10.360918	10.706250	3.33%	0
2006*	10.000000	10.360918	3.61%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	29.481963	29.738111	0.87%	0
2013	32.968477	29.481963	-10.58%	323
2012	28.520232	32.968477	15.60%	323
2011	27.188555	28.520232	4.90%	331
2010	25.279702	27.188555	7.55%	331
2009	19.810676	25.279702	27.61%	793
2008	23.775951	19.810676	-16.68%	850
2007	22.776011	23.775951	4.39%	850
2006	20.972916	22.776011	8.60%	850
2005	19.064141	20.972916	10.01%	850

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.211793	15.228746	0.11%	0
2013	13.387337	15.211793	13.63%	0
2012	11.999843	13.387337	11.56%	0
2011	12.711914	11.999843	-5.60%	0
2010	12.273551	12.711914	3.57%	0
2009	9.449979	12.273551	29.88%	0
2008	17.414555	9.449979	-45.74%	0
2007	15.509048	17.414555	12.29%	0
2006	12.646145	15.509048	22.64%	0
2005	11.617554	12.646145	8.85%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	32.882748	32.091212	-2.41%	0
2013	29.953287	32.882748	9.78%	0
2012	23.546922	29.953287	27.21%	0
2011	32.354465	23.546922	-27.22%	0
2010	26.027990	32.354465	24.31%	0
2009	12.458397	26.027990	108.92%	0
2008	36.097562	12.458397	-65.49%	0
2007	26.768723	36.097562	34.85%	0
2006	19.580527	26.768723	36.71%	0
2005	15.135770	19.580527	29.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	37.643431	29.842302	-20.72%	0
2013	34.751027	37.643431	8.32%	0
2012	34.300605	34.751027	1.31%	0
2011	41.891129	34.300605	-18.12%	0
2010	33.075452	41.891129	26.65%	0
2009	21.424185	33.075452	54.38%	0
2008	40.580264	21.424185	-47.21%	0
2007	28.490441	40.580264	42.43%	0
2006	23.350997	28.490441	22.01%	0
2005	15.708711	23.350997	48.65%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	15.051370	16.254807	8.00%	0
2013	11.467610	15.051370	31.25%	0
2012	10.063878	11.467610	13.95%	0
2011	11.021331	10.063878	-8.69%	0
2010	10.010378	11.021331	10.10%	0
2009	8.039158	10.010378	24.52%	0
2008	13.203137	8.039158	-39.11%	0
2007	12.254454	13.203137	7.74%	0
2006	10.999052	12.254454	11.41%	0
2005	10.320207	10.999052	6.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.547371	22.643000	-3.84%	0
2013	15.993807	23.547371	47.23%	0
2012	15.130113	15.993807	5.71%	0
2011	16.182164	15.130113	-6.50%	0
2010	13.024972	16.182164	24.24%	0
2009*	10.000000	13.024972	30.25%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.492271	25.069211	6.71%	0
2013	17.425527	23.492271	34.82%	0
2012	15.017460	17.425527	16.04%	0
2011	16.777825	15.017460	-10.49%	0
2010	13.530846	16.777825	24.00%	0
2009	9.683355	13.530846	39.73%	0
2008	15.386854	9.683355	-37.07%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.388608	12.535054	1.18%	0
2013	13.819776	12.388608	-10.36%	0
2012	13.139258	13.819776	5.18%	0
2011	12.003612	13.139258	9.46%	0
2010	11.657993	12.003612	2.96%	0
2009	10.798896	11.657993	7.96%	0
2008	11.202885	10.798896	-3.61%	0
2007	10.446805	11.202885	7.24%	0
2006	10.498201	10.446805	-0.49%	0
2005	10.552410	10.498201	-0.51%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	13.620602	15.009538	10.20%	3,410
2013	10.238063	13.620602	33.04%	3,167
2012	9.109655	10.238063	12.39%	2,883
2011	9.019218	9.109655	1.00%	2,550
2010	8.066661	9.019218	11.81%	2,195
2009	6.973518	8.066661	15.68%	3,596
2008	10.884237	6.973518	-35.93%	3,596
2007	11.120804	10.884237	-2.13%	3,031
2006	9.696030	11.120804	14.69%	2,596
2005	9.460244	9.696030	2.49%	2,106
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	13.992254	12.950631	-7.44%	0
2013	11.669681	13.992254	19.90%	0
2012	9.833497	11.669681	18.67%	0
2011	11.413493	9.833497	-13.84%	0
2010	10.284942	11.413493	10.97%	0
2009	7.849732	10.284942	31.02%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.380956	18.680321	14.04%	0
2013	12.852911	16.380956	27.45%	0
2012	11.280625	12.852911	13.94%	0
2011	11.596669	11.280625	-2.73%	0
2010	9.927730	11.596669	16.81%	0
2009	7.799843	9.927730	27.28%	0
2008	10.526222	7.799843	-25.90%	0
2007	11.001395	10.526222	-4.32%	0
2006*	10.000000	11.001395	10.01%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	20.195665	22.369168	10.76%	0
2013	15.652198	20.195665	29.03%	0
2012	13.947581	15.652198	12.22%	0
2011	14.095894	13.947581	-1.05%	0
2010	12.687633	14.095894	11.10%	0
2009	10.806616	12.687633	17.41%	2,520
2008	15.067761	10.806616	-28.28%	2,520
2007	16.218258	15.067761	-7.09%	2,133
2006	13.953790	16.218258	16.23%	1,830
2005	13.562258	13.953790	2.89%	1,492
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	21.960288	22.611732	2.97%	0
2013	15.932648	21.960288	37.83%	0
2012	14.054432	15.932648	13.36%	0
2011	14.267701	14.054432	-1.49%	0
2010	11.576230	14.267701	23.25%	0
2009	9.452842	11.576230	22.46%	0
2008	13.969607	9.452842	-32.33%	0
2007	14.357676	13.969607	-2.70%	0
2006	12.811123	14.357676	12.07%	0
2005	12.196229	12.811123	5.04%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	10.817816	12.021520	11.13%	0
2013	8.220749	10.817816	31.59%	0
2012	7.495619	8.220749	9.67%	0
2011	7.583811	7.495619	-1.16%	12
2010	6.743326	7.583811	12.46%	12
2009	5.147022	6.743326	31.01%	12
2008	8.013618	5.147022	-35.77%	12
2007	7.591231	8.013618	5.56%	12
2006	7.096725	7.591231	6.97%	12
2005	6.992022	7.096725	1.50%	12
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	12.789300	14.208836	11.10%	0
2013	9.889451	12.789300	29.32%	0
2012	8.723932	9.889451	13.36%	0
2011	8.741981	8.723932	-0.21%	0
2010	7.771615	8.741981	12.49%	0
2009	6.280369	7.771615	23.74%	0
2008	10.200843	6.280369	-38.43%	0
2007	9.895472	10.200843	3.09%	479
2006	8.746439	9.895472	13.14%	516
2005	8.528816	8.746439	2.55%	557
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	13.728770	14.535446	5.88%	0
2013	11.573562	13.728770	18.62%	0
2012	10.700261	11.573562	8.16%	0
2011	10.020623	10.700261	6.78%	10
2010	8.871305	10.020623	12.96%	10
2009	7.389870	8.871305	20.05%	10
2008	10.709550	7.389870	-31.00%	10
2007	10.206902	10.709550	4.92%	10
2006	8.945861	10.206902	14.10%	10
2005	8.749492	8.945861	2.24%	10
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	15.559895	13.820368	-11.18%	0
2013	12.915594	15.559895	20.47%	0
2012	11.704080	12.915594	10.35%	0
2011	14.657638	11.704080	-20.15%	0
2010	14.325953	14.657638	2.32%	0
2009	11.166994	14.325953	28.29%	0
2008	18.189777	11.166994	-38.61%	0
2007	17.831890	18.189777	2.01%	0
2006	14.848559	17.831890	20.09%	0
2005	13.547605	14.848559	9.60%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.307896	15.233083	-0.49%	0
2013	10.520463	15.307896	45.51%	0
2012	8.909118	10.520463	18.09%	0
2011	10.557039	8.909118	-15.61%	0
2010	8.217900	10.557039	28.46%	0
2009	6.656702	8.217900	23.45%	0
2008	10.890347	6.656702	-38.88%	0
2007	12.502365	10.890347	-12.89%	0
2006	12.299638	12.502365	1.65%	0
2005	11.867823	12.299638	3.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.861315	-1.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.730915	15.992891	1.67%	0
2013	15.895644	15.730915	-1.04%	0
2012	14.791148	15.895644	7.47%	0
2011	14.764346	14.791148	0.18%	0
2010	13.891864	14.764346	6.28%	28
2009	11.776049	13.891864	17.97%	24
2008	12.967573	11.776049	-9.19%	35
2007	12.564026	12.967573	3.21%	38
2006	12.314679	12.564026	2.02%	35
2005	12.410689	12.314679	-0.77%	26
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.016409	13.304107	2.21%	0
2013	11.719259	13.016409	11.07%	0
2012	10.713219	11.719259	9.39%	0
2011	10.968111	10.713219	-2.32%	0
2010	9.932439	10.968111	10.43%	0
2009	8.167582	9.932439	21.61%	0
2008	11.129603	8.167582	-26.61%	0
2007	10.459496	11.129603	6.41%	0
2006*	10.000000	10.459496	4.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.858787	13.182640	2.52%	0
2013	11.321514	12.858787	13.58%	0
2012	10.212216	11.321514	10.86%	0
2011	10.544087	10.212216	-3.15%	0
2010	9.399722	10.544087	12.17%	0
2009	7.452019	9.399722	26.14%	0
2008	11.306894	7.452019	-34.09%	0
2007	10.479370	11.306894	7.90%	0
2006*	10.000000	10.479370	4.79%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.014059	13.366958	2.71%	0
2013	10.935522	13.014059	19.01%	0
2012	9.668070	10.935522	13.11%	0
2011	10.143499	9.668070	-4.69%	0
2010	8.927284	10.143499	13.62%	0
2009	6.935916	8.927284	28.71%	0
2008	11.435608	6.935916	-39.35%	0
2007	10.499414	11.435608	8.92%	0
2006*	10.000000	10.499414	4.99%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	19.147081	20.970743	9.52%	0
2013	14.905277	19.147081	28.46%	0
2012	13.084129	14.905277	13.92%	0
2011	13.719206	13.084129	-4.63%	0
2010	11.959912	13.719206	14.71%	0
2009	9.000287	11.959912	32.88%	9
2008	16.012763	9.000287	-43.79%	9
2007	13.913635	16.012763	15.09%	389
2006	12.728796	13.913635	9.31%	418
2005	11.120741	12.728796	14.46%	451
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.613773	9.923237	-14.56%	0
2013	9.550692	11.613773	21.60%	0
2012	9.310282	9.550692	2.58%	0
2011	10.026105	9.310282	-7.14%	0
2010	8.590151	10.026105	16.72%	0
2009	5.942793	8.590151	44.55%	0
2008	13.307433	5.942793	-55.34%	0
2007	9.329305	13.307433	42.64%	0
2006*	10.000000	9.329305	-6.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.370142	15.292619	6.42%	0
2013	11.460443	14.370142	25.39%	0
2012	9.984688	11.460443	14.78%	0
2011	10.106441	9.984688	-1.20%	9
2010	8.965123	10.106441	12.73%	100
2009	7.038920	8.965123	27.37%	102
2008	12.543105	7.038920	-43.88%	90
2007	12.628064	12.543105	-0.67%	491
2006	10.735822	12.628064	17.63%	525
2005	10.363157	10.735822	3.60%	545

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	10.870156	11.935993	9.81%	0
2013	8.054643	10.870156	34.96%	0
2012	6.883792	8.054643	17.01%	0
2011	6.877595	6.883792	0.09%	0
2010	5.678248	6.877595	21.12%	0
2009	3.978233	5.678248	42.73%	0
2008	9.038297	3.978233	-55.98%	0
2007	7.500211	9.038297	20.51%	0
2006	7.271311	7.500211	3.15%	0
2005	6.818766	7.271311	6.64%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	12.079423	13.155564	8.91%	314
2013	9.054158	12.079423	33.41%	663
2012	8.070220	9.054158	12.19%	696
2011	8.227155	8.070220	-1.91%	707
2010	6.770438	8.227155	21.52%	1,164
2009	5.393870	6.770438	25.52%	461
2008	10.436772	5.393870	-48.32%	446
2007	8.399362	10.436772	24.26%	388
2006	8.033852	8.399362	4.55%	325
2005	7.761188	8.033852	3.51%	238
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.780221	12.652744	-1.00%	0
2013	12.323787	12.780221	3.70%	0
2012	11.018175	12.323787	11.85%	0
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	0
2009	6.895406	9.710790	40.83%	0
2008	9.394378	6.895406	-26.60%	0
2007	9.343831	9.394378	0.54%	25
2006	8.579779	9.343831	8.91%	24
2005	8.543293	8.579779	0.43%	19
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.699635	13.155070	3.59%	0
2013	13.215157	12.699635	-3.90%	0
2012	12.756504	13.215157	3.60%	0
2011	12.147097	12.756504	5.02%	0
2010	11.516854	12.147097	5.47%	0
2009	10.164628	11.516854	13.30%	0
2008	10.736536	10.164628	-5.33%	0
2007	10.519427	10.736536	2.06%	0
2006	10.296235	10.519427	2.17%	0
2005	10.296928	10.296235	-0.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	14.885280	15.483544	4.02%	0
2013	11.168863	14.885280	33.27%	0
2012	9.937352	11.168863	12.39%	0
2011	11.362733	9.937352	-12.54%	0
2010	9.013215	11.362733	26.07%	0
2009	6.572006	9.013215	37.15%	0
2008	11.092167	6.572006	-40.75%	0
2007	9.806795	11.092167	13.11%	0
2006*	10.000000	9.806795	-1.93%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.781792	12.397539	-10.04%	0
2013	10.791841	13.781792	27.71%	0
2012	9.140591	10.791841	18.07%	0
2011	11.273982	9.140591	-18.92%	0
2010	10.186256	11.273982	10.68%	0
2009	8.224965	10.186256	23.85%	0
2008	14.959481	8.224965	-45.02%	0
2007	13.031869	14.959481	14.79%	0
2006	11.279497	13.031869	15.54%	0
2005	9.678616	11.279497	16.54%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	19.601666	20.484733	4.51%	141
2013	15.341070	19.601666	27.77%	297
2012	12.323130	15.341070	24.49%	311
2011	13.801854	12.323130	-10.71%	311
2010	11.142679	13.801854	23.86%	347
2009	7.227523	11.142679	54.17%	44
2008	15.113887	7.227523	-52.18%	34
2007	14.613642	15.113887	3.42%	31
2006	12.839023	14.613642	13.82%	32
2005	12.780448	12.839023	0.46%	26
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	0
2008	11.242463	7.746080	-31.10%	0
2007	11.063397	11.242463	1.62%	0
2006*	10.000000	11.063397	10.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.692318	14.473232	-1.49%	0
2013	11.009860	14.692318	33.45%	0
2012	9.494890	11.009860	15.96%	0
2011	10.071961	9.494890	-5.73%	0
2010	8.019319	10.071961	25.60%	0
2009	6.338993	8.019319	26.51%	0
2008	9.662049	6.338993	-34.39%	0
2007	10.105944	9.662049	-4.39%	0
2006*	10.000000	10.105944	1.06%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.299025	-7.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.844611	15.575763	-12.71%	0
2013	14.778417	17.844611	20.75%	0
2012	12.722492	14.778417	16.16%	0
2011	14.503235	12.722492	-12.28%	0
2010	13.624569	14.503235	6.45%	0
2009	10.127798	13.624569	34.53%	0
2008	17.301325	10.127798	-41.46%	0
2007	15.256543	17.301325	13.40%	0
2006	12.798025	15.256543	19.21%	0
2005	11.826145	12.798025	8.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.614182	-13.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.946456	-0.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.880127	11.190387	2.85%	0
2013	9.311927	10.880127	16.84%	0
2012	8.155809	9.311927	14.18%	0
2011	9.889390	8.155809	-17.53%	0
2010	8.726986	9.889390	13.32%	0
2009	7.441455	8.726986	17.28%	0
2008	12.330754	7.441455	-39.65%	0
2007	11.562848	12.330754	6.64%	0
2006*	10.000000	11.562848	15.63%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.358230	13.684537	10.73%	0
2013	9.666505	12.358230	27.85%	0
2012	8.523334	9.666505	13.41%	0
2011	9.094880	8.523334	-6.28%	0
2010	7.477421	9.094880	21.63%	0
2009	5.302719	7.477421	41.01%	0
2008	9.018032	5.302719	-41.20%	0
2007	10.280077	9.018032	-12.28%	0
2006*	10.000000	10.280077	2.80%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.260177	13.859934	4.52%	0
2013	11.840814	13.260177	11.99%	0
2012	10.671306	11.840814	10.96%	0
2011	10.823386	10.671306	-1.41%	0
2010	9.994203	10.823386	8.30%	0
2009	8.121806	9.994203	23.05%	0
2008	11.390029	8.121806	-28.69%	0
2007	10.967504	11.390029	3.85%	0
2006*	10.000000	10.967504	9.68%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.185323	14.952072	5.41%	0
2013	10.871396	14.185323	30.48%	0
2012	9.609616	10.871396	13.13%	0
2011	10.256133	9.609616	-6.30%	0
2010	8.978790	10.256133	14.23%	0
2009	6.891768	8.978790	30.28%	0
2008	11.427476	6.891768	-39.69%	0
2007	11.348428	11.427476	0.70%	0
2006*	10.000000	11.348428	13.48%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.014895	16.080902	0.41%	0
2013	15.225987	16.014895	5.18%	0
2012	13.533325	15.225987	12.51%	0
2011	13.820977	13.533325	-2.08%	0
2010	12.223777	13.820977	13.07%	0
2009	7.223907	12.223777	69.21%	0
2008	10.532996	7.223907	-31.42%	0
2007	10.535949	10.532996	-0.03%	0
2006*	10.000000	10.535949	5.36%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.681018	18.045212	-3.40%	0
2013	13.941958	18.681018	33.99%	0
2012	11.910843	13.941958	17.05%	0
2011	12.747101	11.910843	-6.56%	0
2010	10.677025	12.747101	19.39%	0
2009	6.990497	10.677025	52.74%	0
2008	11.621187	6.990497	-39.85%	0
2007	10.762432	11.621187	7.98%	0
2006*	10.000000	10.762432	7.62%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.529770	16.338716	-1.16%	0
2013	12.657581	16.529770	30.59%	0
2012	11.034164	12.657581	14.71%	0
2011	12.177337	11.034164	-9.39%	0
2010	10.553594	12.177337	15.39%	0
2009	7.486047	10.553594	40.98%	0
2008	10.684149	7.486047	-29.93%	0
2007	10.709837	10.684149	-0.24%	0
2006*	10.000000	10.709837	7.10%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.509664	14.397361	6.57%	0
2013	9.758355	13.509664	38.44%	0
2012	8.931086	9.758355	9.26%	0
2011	9.299841	8.931086	-3.97%	0
2010	7.297822	9.299841	27.43%	0
2009	5.510962	7.297822	32.42%	0
2008	10.661384	5.510962	-48.31%	0
2007	10.308080	10.661384	3.43%	0
2006*	10.000000	10.308080	3.08%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.629481	13.126779	12.88%	0
2013	9.255796	11.629481	25.65%	0
2012	8.535412	9.255796	8.44%	0
2011	9.107281	8.535412	-6.28%	0
2010	7.970774	9.107281	14.26%	0
2009	6.105558	7.970774	30.55%	0
2008	9.905669	6.105558	-38.36%	0
2007	10.780547	9.905669	-8.12%	0
2006*	10.000000	10.780547	7.81%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.999915	10.967909	-8.60%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.196951	14.017344	6.22%	0
2013	9.614165	13.196951	37.27%	0
2012*	10.000000	9.614165	-3.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.061962	15.958324	5.95%	0
2013	10.999669	15.061962	36.93%	0
2012	9.903600	10.999669	11.07%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	17.020866	18.030058	5.93%	0
2013	13.444523	17.020866	26.60%	0
2012	12.053305	13.444523	11.54%	0
2011	12.312836	12.053305	-2.11%	0
2010	11.473988	12.312836	7.31%	0
2009	9.130415	11.473988	25.67%	0
2008	13.343934	9.130415	-31.58%	0
2007	12.601880	13.343934	5.89%	0
2006	11.023622	12.601880	14.32%	0
2005	10.685992	11.023622	3.16%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.275894	13.110582	6.80%	0
2013	10.011505	12.275894	22.62%	0
2012	9.079651	10.011505	10.26%	0
2011*	10.000000	9.079651	-9.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.433343	20.434765	17.22%	0
2013	12.663806	17.433343	37.66%	0
2012	10.694421	12.663806	18.42%	0
2011	10.502942	10.694421	1.82%	0
2010	10.183637	10.502942	3.14%	0
2009	8.143130	10.183637	25.06%	0
2008	11.647187	8.143130	-30.09%	0
2007	10.631851	11.647187	9.55%	0
2006*	10.000000	10.631851	6.32%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	10.919576	12.259544	12.27%	0
2013	10.853645	10.919576	0.61%	0
2012	8.649117	10.853645	25.49%	0
2011	9.444550	8.649117	-8.42%	0
2010	8.205032	9.444550	15.11%	0
2009	6.368871	8.205032	28.83%	0
2008	11.747386	6.368871	-45.78%	0
2007	12.698047	11.747386	-7.49%	0
2006*	10.000000	12.698047	26.98%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	21.018466	20.655760	-1.73%	0
2013	18.030077	21.018466	16.57%	0
2012	15.933414	18.030077	13.16%	0
2011	17.442180	15.933414	-8.65%	0
2010	15.777426	17.442180	10.55%	0
2009	11.910141	15.777426	32.47%	0
2008	20.395700	11.910141	-41.60%	0
2007	18.152809	20.395700	12.36%	0
2006	14.451390	18.152809	25.61%	0
2005	12.510074	14.451390	15.52%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	27.408051	25.432531	-7.21%	0
2013	22.361550	27.408051	22.57%	0
2012	19.157027	22.361550	16.73%	0
2011	21.075978	19.157027	-9.10%	0
2010	19.799131	21.075978	6.45%	0
2009*	10.000000	19.799131	22.48%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.885605	22.843441	-0.18%	0
2013	21.144440	22.885605	8.23%	0
2012	18.196037	21.144440	16.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.107907	22.302211	5.66%	0
2013	16.584441	21.107907	27.28%	0
2012	14.910481	16.584441	11.23%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.610868	13.398316	6.24%	0
2013	9.836567	12.610868	28.20%	0
2012	8.108337	9.836567	21.31%	0
2011	8.895189	8.108337	-8.85%	0
2010	8.528645	8.895189	4.30%	236
2009	5.963137	8.528645	43.02%	236
2008	10.932359	5.963137	-45.45%	236
2007	8.169437	10.932359	33.82%	194
2006	7.643179	8.169437	6.89%	155
2005	6.932196	7.643179	10.26%	108
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.344970	6.795856	7.11%	0
2013	4.784436	6.344970	32.62%	0
2012	4.099734	4.784436	16.70%	0
2011	4.582091	4.099734	-10.53%	0
2010	3.760467	4.582091	21.85%	0
2009	2.446926	3.760467	53.68%	0
2008	4.458950	2.446926	-45.12%	0
2007	3.741031	4.458950	19.19%	0
2006	3.541860	3.741031	5.62%	0
2005	3.241370	3.541860	9.27%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.044888	11.231081	-13.90%	0
2013	11.653538	13.044888	11.94%	0
2012	10.512437	11.653538	10.85%	0
2011	15.861656	10.512437	-33.72%	0
2010	12.952781	15.861656	22.46%	0
2009	7.384616	12.952781	75.40%	0
2008	15.782874	7.384616	-53.21%	0
2007	12.587891	15.782874	25.38%	0
2006	8.763918	12.587891	43.63%	0
2005	6.780873	8.763918	29.24%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	20.891954	23.555202	12.75%	0
2013	16.121533	20.891954	29.59%	0
2012	13.673484	16.121533	17.90%	0
2011	13.663794	13.673484	0.07%	0
2010	11.299330	13.663794	20.93%	0
2009	9.105024	11.299330	24.10%	0
2008	13.917710	9.105024	-34.58%	0
2007	13.870261	13.917710	0.34%	0
2006	12.118856	13.870261	14.45%	0
2005	11.328125	12.118856	6.98%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.405156	-5.95%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.840941	18.883667	-9.39%	0
2013	15.066596	20.840941	38.33%	0
2012	12.723684	15.066596	18.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.682485	20.166501	7.94%	0
2013	14.066259	18.682485	32.82%	0
2012	12.393015	14.066259	13.50%	0
2011	12.711149	12.393015	-2.50%	0
2010	11.668249	12.711149	8.94%	0
2009	9.728326	11.668249	19.94%	0
2008	14.767554	9.728326	-34.12%	0
2007	14.014107	14.767554	5.38%	0
2006	11.872058	14.014107	18.04%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.584189	8.270376	9.05%	0
2013	5.967966	7.584189	27.08%	38
2012	5.343854	5.967966	11.68%	38
2011	5.493388	5.343854	-2.72%	38
2010	4.703038	5.493388	16.81%	38
2009	3.597364	4.703038	30.74%	38
2008	5.992165	3.597364	-39.97%	0
2007	5.117956	5.992165	17.08%	0
2006	4.921251	5.117956	4.00%	0
2005	4.717297	4.921251	4.32%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.701122	21.828826	10.80%	2,374
2013	15.248983	19.701122	29.20%	2,207
2012	13.577979	15.248983	12.31%	2,015
2011	13.772513	13.577979	-1.41%	1,796
2010	12.392072	13.772513	11.14%	1,558
2009*	10.000000	12.392072	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
2007	10.412999	10.824700	3.95%	0
2006*	10.000000	10.412999	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
2007	10.223017	11.203628	9.59%	0
2006*	10.000000	10.223017	2.23%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	16.976557	17.052625	0.45%	0
2013	16.187044	16.976557	4.88%	0
2012	14.426591	16.187044	12.20%	0
2011	14.186193	14.426591	1.69%	0
2010	12.799312	14.186193	10.84%	0
2009	8.950064	12.799312	43.01%	0
2008	12.689152	8.950064	-29.47%	0
2007	12.562376	12.689152	1.01%	0
2006	11.595056	12.562376	8.34%	0
2005	11.561839	11.595056	0.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	12.699386	13.579486	6.93%	0
2013	9.558401	12.699386	32.86%	0
2012	8.237826	9.558401	16.03%	0
2011	8.610106	8.237826	-4.32%	0
2010	7.592639	8.610106	13.40%	0
2009	6.030030	7.592639	25.91%	0
2008	9.770878	6.030030	-38.29%	0
2007	10.202686	9.770878	-4.23%	0
2006	8.986278	10.202686	13.54%	0
2005	8.800065	8.986278	2.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.112806	12.647483	4.41%	0
2013	8.598365	12.112806	40.87%	0
2012	7.506907	8.598365	14.54%	0
2011	8.671253	7.506907	-13.43%	0
2010	7.657493	8.671253	13.24%	0
2009	5.110953	7.657493	49.83%	0
2008*	10.000000	5.110953	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.378253	14.493383	8.34%	0
2013	9.842504	13.378253	35.92%	0
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.604101	11.940815	2.90%	0
2013	12.077854	11.604101	-3.92%	0
2012	11.443906	12.077854	5.54%	0
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	4.86%	0
2009	9.808813	10.451751	6.55%	0
2008*	10.000000	9.808813	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	20.596006	19.062789	-7.44%	0
2013	20.871473	20.596006	-1.32%	0
2012	18.179246	20.871473	14.81%	0
2011	23.908913	18.179246	-23.96%	0
2010	21.010234	23.908913	13.80%	0
2009	13.134099	21.010234	59.97%	0
2008	31.748546	13.134099	-58.63%	0
2007	22.266948	31.748546	42.58%	0
2006	16.626514	22.266948	33.92%	0
2005	12.796711	16.626514	29.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.413705	14.763299	2.43%	0
2013	15.337419	14.413705	-6.02%	12
2012	15.194737	15.337419	0.94%	12
2011	14.462558	15.194737	5.06%	12
2010	14.091387	14.462558	2.63%	12
2009	14.009637	14.091387	0.58%	12
2008	13.277796	14.009637	5.51%	0
2007	12.651515	13.277796	4.95%	0
2006	12.497968	12.651515	1.23%	0
2005	12.355580	12.497968	1.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.647206	12.332347	-2.49%	0
2013	10.957748	12.647206	15.42%	0
2012	9.677159	10.957748	13.23%	0
2011	10.948480	9.677159	-11.61%	0
2010	9.866113	10.948480	10.97%	0
2009	7.764747	9.866113	27.06%	0
2008	14.696115	7.764747	-47.16%	0
2007	11.801629	14.696115	24.53%	0
2006	9.060896	11.801629	30.25%	0
2005	7.103840	9.060896	27.55%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.063392	17.546818	2.83%	0
2013	13.690148	17.063392	24.64%	0
2012	12.059466	13.690148	13.52%	0
2011	12.815201	12.059466	-5.90%	0
2010	11.413527	12.815201	12.28%	0
2009	9.160292	11.413527	24.60%	0
2008	14.808204	9.160292	-38.14%	0
2007	14.269599	14.808204	3.77%	0
2006	12.464792	14.269599	14.48%	0
2005	11.789789	12.464792	5.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.622035	12.844264	1.76%	0
2013	12.292258	12.622035	2.68%	0
2012	11.932570	12.292258	3.01%	0
2011	11.834843	11.932570	0.83%	0
2010	11.410125	11.834843	3.72%	0
2009	10.678782	11.410125	6.85%	0
2008	11.601017	10.678782	-7.95%	0
2007	11.240282	11.601017	3.21%	0
2006	10.808627	11.240282	3.99%	0
2005	10.681004	10.808627	1.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.254510	15.715956	3.02%	0
2013	13.353368	15.254510	14.24%	0
2012	12.303264	13.353368	8.54%	0
2011	12.565287	12.303264	-2.09%	0
2010	11.565861	12.565287	8.64%	0
2009	9.911326	11.565861	16.69%	0
2008	13.174998	9.911326	-24.77%	0
2007	12.731689	13.174998	3.48%	0
2006	11.672236	12.731689	9.08%	0
2005	11.311318	11.672236	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.453643	16.915235	2.81%	529
2013	13.726285	16.453643	19.87%	529
2012	12.319077	13.726285	11.42%	529
2011	12.849654	12.319077	-4.13%	529
2010	11.626250	12.849654	10.52%	529
2009	9.542030	11.626250	21.84%	529
2008	14.199386	9.542030	-32.80%	529
2007	13.658165	14.199386	3.96%	529
2006	12.173144	13.658165	12.20%	1,325
2005	11.606341	12.173144	4.88%	1,316
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.160289	14.527364	2.59%	0
2013	13.083505	14.160289	8.23%	0
2012	12.363931	13.083505	5.82%	0
2011	12.367031	12.363931	-0.03%	0
2010	11.634865	12.367031	6.29%	0
2009	10.368554	11.634865	12.21%	0
2008	12.460192	10.368554	-16.79%	0
2007	12.018192	12.460192	3.68%	0
2006	11.315902	12.018192	6.21%	0
2005	11.056083	11.315902	2.35%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.462668	21.806947	6.57%	234
2013	15.281794	20.462668	33.90%	580
2012	13.145948	15.281794	16.25%	591
2011	13.727135	13.145948	-4.23%	619
2010	12.880774	13.727135	6.57%	657
2009*	10.000000	12.880774	28.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.105028	1.05%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.381812	30.418837	7.18%	0
2013	21.778221	28.381812	30.32%	0
2012	18.927786	21.778221	15.06%	0
2011	19.827635	18.927786	-4.54%	6
2010	16.039558	19.827635	23.62%	6
2009	11.974103	16.039558	33.95%	6
2008	19.241216	11.974103	-37.77%	6
2007	18.265332	19.241216	5.34%	278
2006	16.968499	18.265332	7.64%	298
2005	15.452880	16.968499	9.81%	322
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.869173	9.666856	-2.05%	1,602
2013	10.075720	9.869173	-2.05%	2,616
2012	10.287176	10.075720	-2.06%	2,616
2011	10.501875	10.287176	-2.04%	26
2010	10.721650	10.501875	-2.05%	26
2009	10.941452	10.721650	-2.01%	26
2008	10.945655	10.941452	-0.04%	0
2007	10.664869	10.945655	2.63%	0
2006	10.415600	10.664869	2.39%	0
2005	10.356664	10.415600	0.57%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.556762	15.829636	1.75%	0
2013	16.062989	15.556762	-3.15%	0
2012	14.610235	16.062989	9.94%	0
2011	14.131231	14.610235	3.39%	0
2010	13.045682	14.131231	8.32%	30
2009	10.707996	13.045682	21.83%	27
2008	13.217667	10.707996	-18.99%	35
2007	12.899216	13.217667	2.47%	37
2006	12.560707	12.899216	2.69%	34
2005	12.549283	12.560707	0.09%	26
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	17.948997	17.403750	-3.04%	0
2013	15.098979	17.948997	18.88%	0
2012	13.298836	15.098979	13.54%	0
2011	14.972459	13.298836	-11.18%	0
2010	13.392237	14.972459	11.80%	0
2009*	10.000000	13.392237	33.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.979492	-10.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.914443	13.969811	8.17%	0
2013	9.785137	12.914443	31.98%	0
2012	8.586148	9.785137	13.96%	0
2011	9.027836	8.586148	-4.89%	0
2010	7.979063	9.027836	13.14%	0
2009	6.276951	7.979063	27.12%	0
2008*	10.000000	6.276951	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.644033	15.852541	8.25%	0
2013	11.038460	14.644033	32.66%	0
2012	9.566242	11.038460	15.39%	0
2011	10.370720	9.566242	-7.76%	0
2010*	10.000000	10.370720	3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.091986	13.057321	7.98%	0
2013	9.142537	12.091986	32.26%	0
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.764629	14.026428	1.90%	0
2013	10.113736	13.764629	36.10%	0
2012	8.986549	10.113736	12.54%	0
2011	9.579435	8.986549	-6.19%	24
2010	7.711571	9.579435	24.22%	24
2009	6.193248	7.711571	24.52%	24
2008*	10.000000	6.193248	-38.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.462419	16.577025	14.62%	126
2013	10.882378	14.462419	32.90%	206
2012	9.549696	10.882378	13.96%	220
2011	9.980860	9.549696	-4.32%	222
2010	8.517404	9.980860	17.18%	298
2009	6.664890	8.517404	27.80%	307
2008*	10.000000	6.664890	-33.35%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	19.597230	19.735145	0.70%	0
2013	13.865866	19.597230	41.33%	0
2012	12.479738	13.865866	11.11%	0
2011	12.823545	12.479738	-2.68%	6
2010	10.435926	12.823545	22.88%	6
2009	8.358901	10.435926	24.85%	6
2008	15.928039	8.358901	-47.52%	6
2007	14.818391	15.928039	7.49%	6
2006	14.657700	14.818391	1.10%	6
2005	13.843455	14.657700	5.88%	6
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	32.700337	34.279151	4.83%	0
2013	23.777854	32.700337	37.52%	0
2012	20.155678	23.777854	17.97%	0
2011	21.675806	20.155678	-7.01%	10
2010	17.478840	21.675806	24.01%	57
2009	14.138322	17.478840	23.63%	57
2008	21.275315	14.138322	-33.55%	57
2007	23.331781	21.275315	-8.81%	47
2006	20.306904	23.331781	14.90%	39
2005	20.112575	20.306904	0.97%	30
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	30.636873	30.253362	-1.25%	0
2013	22.197379	30.636873	38.02%	0
2012	19.621202	22.197379	13.13%	0
2011	21.210157	19.621202	-7.49%	0
2010	17.278718	21.210157	22.75%	232
2009	13.095835	17.278718	31.94%	233
2008	21.631279	13.095835	-39.46%	232
2007	21.625478	21.631279	0.03%	187
2006	19.704712	21.625478	9.75%	153
2005	17.909807	19.704712	10.02%	114
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.203267	13.405143	9.85%	0
2013	9.502951	12.203267	28.42%	0
2012	8.494807	9.502951	11.87%	0
2011	8.626619	8.494807	-1.53%	0
2010	7.762951	8.626619	11.13%	196
2009	6.285199	7.762951	23.51%	196
2008	10.979662	6.285199	-42.76%	196
2007	10.362878	10.979662	5.95%	154
2006	9.310319	10.362878	11.31%	121
2005	8.846274	9.310319	5.25%	84

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.866616	13.718511	26.24%	0
2013	10.766204	10.866616	0.93%	0
2012	9.493346	10.766204	13.41%	0
2011	9.099998	9.493346	4.32%	18
2010	7.136313	9.099998	27.52%	18
2009	5.568692	7.136313	28.15%	18
2008*	10.000000	5.568692	-44.31%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.854374	9.711240	-1.45%	0
2013	9.998952	9.854374	-1.45%	0
2012	9.759332	9.998952	2.46%	0
2011	9.934332	9.759332	-1.76%	0
2010	9.633124	9.934332	3.13%	0
2009	8.678151	9.633124	11.00%	0
2008	10.234147	8.678151	-15.20%	0
2007	9.973597	10.234147	2.61%	0
2006	9.771163	9.973597	2.07%	0
2005	9.833172	9.771163	-0.63%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	16.556873	16.780267	1.35%	0
2013	11.590605	16.556873	42.85%	0
2012	10.874489	11.590605	6.59%	0
2011	11.220628	10.874489	-3.08%	0
2010	9.577069	11.220628	17.16%	0
2009	7.965140	9.577069	20.24%	0
2008	13.435723	7.965140	-40.72%	0
2007	13.648238	13.435723	-1.56%	0
2006	13.237895	13.648238	3.10%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.632676	19.064307	8.12%	0
2013	13.082170	17.632676	34.78%	0
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	0
2009	8.183285	10.534507	28.73%	0
2008	13.796770	8.183285	-40.69%	0
2007	13.090466	13.796770	5.40%	0
2006	11.753143	13.090466	11.38%	0
2005	11.228435	11.753143	4.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	13.892653	15.704676	13.04%	0
2013	10.932120	13.892653	27.08%	0
2012	9.780521	10.932120	11.77%	0
2011	10.100873	9.780521	-3.17%	0
2010	9.424600	10.100873	7.18%	0
2009	6.657845	9.424600	41.56%	455
2008	12.476801	6.657845	-46.64%	279
2007	11.160241	12.476801	11.80%	291
2006	10.554295	11.160241	5.74%	287
2005	10.251831	10.554295	2.95%	276
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.472276	13.959342	3.62%	145
2013	10.114458	13.472276	33.20%	233
2012	8.868096	10.114458	14.05%	222
2011	8.955185	8.868096	-0.97%	245
2010	7.172474	8.955185	24.85%	737
2009	5.521991	7.172474	29.89%	729
2008	11.069241	5.521991	-50.11%	699
2007	10.629106	11.069241	4.14%	1,034
2006	10.539493	10.629106	0.85%	979
2005	9.578595	10.539493	10.03%	955

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	16.572342	16.604675	0.20%	114
2013	13.289926	16.572342	24.70%	41
2012	11.189271	13.289926	18.77%	41
2011	12.455685	11.189271	-10.17%	62
2010	10.965494	12.455685	13.59%	62
2009	8.009483	10.965494	36.91%	62
2008	13.672032	8.009483	-41.42%	20
2007	13.130042	13.672032	4.13%	20
2006	11.389082	13.130042	15.29%	20
2005	10.171389	11.389082	11.97%	20
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.920541	9.993000	0.73%	0
2013	10.141601	9.920541	-2.18%	0
2012*	10.000000	10.141601	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.988043	-10.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	13.349743	14.475662	8.43%	141
2013	10.342737	13.349743	29.07%	285
2012	9.035285	10.342737	14.47%	279
2011	9.225324	9.035285	-2.06%	294
2010	8.111630	9.225324	13.73%	362
2009	6.455455	8.111630	25.66%	350
2008	10.711597	6.455455	-39.73%	304
2007	10.473670	10.711597	2.27%	298
2006	9.295556	10.473670	12.67%	307
2005	8.954387	9.295556	3.81%	294
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.570276	15.974701	9.64%	0
2013	10.548433	14.570276	38.13%	0
2012	9.127862	10.548433	15.56%	0
2011	9.529363	9.127862	-4.21%	0
2010	7.883415	9.529363	20.88%	0
2009	5.866406	7.883415	34.38%	0
2008	9.633917	5.866406	-39.11%	0
2007	9.957149	9.633917	-3.25%	0
2006*	10.000000	9.957149	-0.43%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.651383	-3.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.661450	12.785272	0.98%	0
2013	14.238881	12.661450	-11.08%	0
2012	13.367420	14.238881	6.52%	0
2011	12.220445	13.367420	9.39%	0
2010	11.540135	12.220445	5.90%	0
2009	9.955225	11.540135	15.92%	0
2008	10.931459	9.955225	-8.93%	0
2007	10.087596	10.931459	8.37%	0
2006*	10.000000	10.087596	0.88%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	13.972657	14.270745	2.13%	0
2013	14.549615	13.972657	-3.97%	0
2012	13.553751	14.549615	7.35%	0
2011	13.355222	13.553751	1.49%	0
2010	12.611516	13.355222	5.90%	0
2009	11.291455	12.611516	11.69%	0
2008	11.005163	11.291455	2.60%	0
2007	10.333323	11.005163	6.50%	0
2006*	10.000000	10.333323	3.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.138870	12.408945	-5.56%	0
2013	11.086993	13.138870	18.51%	0
2012	10.519602	11.086993	5.39%	0
2011	12.217964	10.519602	-13.90%	0
2010	9.597806	12.217964	27.30%	0
2009	6.199960	9.597806	54.80%	0
2008	11.158240	6.199960	-44.44%	0
2007	10.957248	11.158240	1.83%	0
2006*	10.000000	10.957248	9.57%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.486080	12.134388	5.64%	0
2013	11.763771	11.486080	-2.36%	0
2012	10.974537	11.763771	7.19%	0
2011	10.604660	10.974537	3.49%	0
2010	10.104598	10.604660	4.95%	0
2009	9.408588	10.104598	7.40%	0
2008	10.697155	9.408588	-12.05%	0
2007	10.357423	10.697155	3.28%	0
2006*	10.000000	10.357423	3.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	29.262227	29.501388	0.82%	0
2013	32.739470	29.262227	-10.62%	0
2012	28.336607	32.739470	15.54%	0
2011	27.027260	28.336607	4.84%	0
2010	25.142559	27.027260	7.50%	0
2009	19.713247	25.142559	27.54%	0
2008	23.671112	19.713247	-16.72%	0
2007	22.687213	23.671112	4.34%	0
2006	20.901775	22.687213	8.54%	0
2005	19.009151	20.901775	9.96%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.121471	15.130601	0.06%	0
2013	13.314642	15.121471	13.57%	0
2012	11.940794	13.314642	11.51%	0
2011	12.655801	11.940794	-5.65%	0
2010	12.225605	12.655801	3.52%	0
2009	9.417870	12.225605	29.81%	0
2008	17.364279	9.417870	-45.76%	0
2007	15.472204	17.364279	12.23%	0
2006	12.622515	15.472204	22.58%	0
2005	11.601757	12.622515	8.80%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	32.637499	31.835602	-2.46%	0
2013	29.745060	32.637499	9.72%	0
2012	23.395184	29.745060	27.14%	0
2011	32.162383	23.395184	-27.26%	0
2010	25.886642	32.162383	24.24%	0
2009	12.397051	25.886642	108.81%	0
2008	35.938253	12.397051	-65.50%	0
2007	26.664251	35.938253	34.78%	0
2006	19.514028	26.664251	36.64%	0
2005	15.092033	19.514028	29.30%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	37.362816	29.604697	-20.76%	0
2013	34.509576	37.362816	8.27%	0
2012	34.079728	34.509576	1.26%	0
2011	41.642607	34.079728	-18.16%	0
2010	32.895991	41.642607	26.59%	0
2009	21.318828	32.895991	54.30%	0
2008	40.401384	21.318828	-47.23%	0
2007	28.379415	40.401384	42.36%	0
2006	23.271834	28.379415	21.95%	0
2005	15.663404	23.271834	48.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.946705	16.133553	7.94%	0
2013	11.393680	14.946705	31.18%	0
2012	10.004110	11.393680	13.89%	0
2011	10.961469	10.004110	-8.73%	0
2010	9.961087	10.961469	10.04%	0
2009	8.003656	9.961087	24.46%	0
2008	13.151565	8.003656	-39.14%	0
2007	12.212861	13.151565	7.69%	0
2006	10.967286	12.212861	11.36%	0
2005	10.295643	10.967286	6.52%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.491385	22.577634	-3.89%	0
2013	15.963906	23.491385	47.15%	0
2012	15.109546	15.963906	5.65%	0
2011	16.168409	15.109546	-6.55%	0
2010	13.020541	16.168409	24.18%	0
2009*	10.000000	13.020541	30.21%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.352692	24.907532	6.66%	0
2013	17.330840	23.352692	34.75%	0
2012	14.943503	17.330840	15.98%	0
2011	16.703707	14.943503	-10.54%	942
2010	13.477943	16.703707	23.93%	971
2009	9.650424	13.477943	39.66%	1,124
2008	15.342380	9.650424	-37.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.321305	12.460591	1.13%	0
2013	13.751713	12.321305	-10.40%	0
2012	13.081241	13.751713	5.13%	0
2011	11.956690	13.081241	9.41%	0
2010	11.618354	11.956690	2.91%	0
2009	10.767674	11.618354	7.90%	0
2008	11.176197	10.767674	-3.66%	0
2007	10.427272	11.176197	7.18%	0
2006	10.483909	10.427272	-0.54%	0
2005	10.543412	10.483909	-0.56%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	13.518936	14.889905	10.14%	3,369
2013	10.166829	13.518936	32.97%	0
2012	9.050902	10.166829	12.33%	2,569
2011	8.965612	9.050902	0.95%	0
2010	8.022810	8.965612	11.75%	0
2009	6.939169	8.022810	15.62%	0
2008	10.836164	6.939169	-35.96%	0
2007	11.077381	10.836164	-2.18%	1,446
2006	9.663109	11.077381	14.64%	1,547
2005	9.432928	9.663109	2.44%	1,522
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	13.887883	12.847467	-7.49%	0
2013	11.588541	13.887883	19.84%	0
2012	9.770124	11.588541	18.61%	0
2011	11.345728	9.770124	-13.89%	0
2010	10.229084	11.345728	10.92%	0
2009	7.811084	10.229084	30.96%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.316884	18.597759	13.98%	0
2013	12.809172	16.316884	27.38%	829
2012	11.247997	12.809172	13.88%	0
2011	11.569037	11.247997	-2.77%	1,271
2010	9.909128	11.569037	16.75%	0
2009	7.789199	9.909128	27.22%	0
2008	10.517249	7.789199	-25.94%	2,342
2007	10.997667	10.517249	-4.37%	0
2006*	10.000000	10.997667	9.98%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	20.045038	22.190996	10.71%	0
2013	15.543381	20.045038	28.96%	0
2012	13.857712	15.543381	12.16%	0
2011	14.012216	13.857712	-1.10%	0
2010	12.618747	14.012216	11.04%	0
2009	10.753432	12.618747	17.35%	0
2008	15.001291	10.753432	-28.32%	1,636
2007	16.155002	15.001291	-7.14%	0
2006	13.906434	16.155002	16.17%	0
2005	13.523111	13.906434	2.83%	59
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	1,122
2010	12.006618	12.901996	7.46%	2,391
2009*	10.000000	12.006618	20.07%	2,411
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.168294	12.582057	3.40%	994
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	21.829758	22.465848	2.91%	0
2013	15.846025	21.829758	37.76%	631
2012	13.985180	15.846025	13.31%	855
2011	14.204636	13.985180	-1.54%	0
2010	11.530934	14.204636	23.19%	0
2009	9.420664	11.530934	22.40%	0
2008	13.929190	9.420664	-32.37%	0
2007	14.323491	13.929190	-2.75%	0
2006	12.787130	14.323491	12.01%	0
2005	12.179584	12.787130	4.99%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	10.737079	11.925706	11.07%	0
2013	8.163563	10.737079	31.52%	0
2012	7.447279	8.163563	9.62%	0
2011	7.538748	7.447279	-1.21%	0
2010	6.706680	7.538748	12.41%	0
2009	5.121674	6.706680	30.95%	0
2008	7.978229	5.121674	-35.80%	0
2007	7.561602	7.978229	5.51%	0
2006	7.072621	7.561602	6.91%	0
2005	6.971818	7.072621	1.45%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	12.693842	14.095586	11.04%	0
2013	9.820647	12.693842	29.26%	1,089
2012	8.667675	9.820647	13.30%	0
2011	8.690040	8.667675	-0.26%	0
2010	7.729386	8.690040	12.43%	0
2009	6.249437	7.729386	23.68%	0
2008	10.155803	6.249437	-38.46%	0
2007	9.856846	10.155803	3.03%	1,654
2006	8.716741	9.856846	13.08%	1,698
2005	8.504178	8.716741	2.50%	1,705
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	13.626353	14.419653	5.82%	0
2013	11.493095	13.626353	18.56%	1,002
2012	10.631310	11.493095	8.11%	2,221
2011	9.961116	10.631310	6.73%	0
2010	8.823129	9.961116	12.90%	0
2009	7.353512	8.823129	19.99%	0
2008	10.662306	7.353512	-31.03%	0
2007	10.167097	10.662306	4.87%	0
2006	8.915498	10.167097	14.04%	0
2005	8.724234	8.915498	2.19%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	15.463849	13.728047	-11.22%	0
2013	12.842424	15.463849	20.41%	0
2012	11.643731	12.842424	10.29%	0
2011	14.589513	11.643731	-20.19%	0
2010	14.266640	14.589513	2.26%	0
2009	11.126435	14.266640	28.22%	0
2008	18.132986	11.126435	-38.64%	0
2007	17.785347	18.132986	1.95%	0
2006	14.817332	17.785347	20.03%	0
2005	13.525994	14.817332	9.55%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.213435	15.131350	-0.54%	0
2013	10.460873	15.213435	45.43%	0
2012	8.863177	10.460873	18.03%	0
2011	10.507965	8.863177	-15.65%	0
2010	8.183864	10.507965	28.40%	0
2009	6.632524	8.183864	23.39%	0
2008	10.856360	6.632524	-38.91%	0
2007	12.469755	10.856360	-12.94%	0
2006	12.273807	12.469755	1.60%	0
2005	11.848926	12.273807	3.59%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.857932	-1.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.613611	15.865537	1.61%	742
2013	15.785166	15.613611	-1.09%	0
2012	14.695861	15.785166	7.41%	0
2011	14.676700	14.695861	0.13%	0
2010	13.816433	14.676700	6.23%	0
2009	11.718085	13.816433	17.91%	0
2008	12.910334	11.718085	-9.23%	0
2007	12.514992	12.910334	3.16%	1,664
2006	12.272872	12.514992	1.97%	1,444
2005	12.374856	12.272872	-0.82%	1,390
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	12.965579	13.245391	2.16%	0
2013	11.679458	12.965579	11.01%	0
2012	10.682298	11.679458	9.33%	0
2011	10.942024	10.682298	-2.37%	0
2010	9.913861	10.942024	10.37%	0
2009	8.156466	9.913861	21.55%	0
2008	11.120134	8.156466	-26.65%	0
2007	10.455955	11.120134	6.35%	0
2006*	10.000000	10.455955	4.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.808541	13.124427	2.47%	0
2013	11.283023	12.808541	13.52%	0
2012	10.182707	11.283023	10.81%	0
2011	10.518974	10.182707	-3.20%	0
2010	9.382126	10.518974	12.12%	0
2009	7.441866	9.382126	26.07%	0
2008	11.297277	7.441866	-34.13%	0
2007	10.475826	11.297277	7.84%	0
2006*	10.000000	10.475826	4.76%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	12.963158	13.307871	2.66%	0
2013	10.898317	12.963158	18.95%	0
2012	9.640111	10.898317	13.05%	0
2011	10.119321	9.640111	-4.74%	0
2010	8.910551	10.119321	13.57%	0
2009	6.926459	8.910551	28.65%	0
2008	11.425874	6.926459	-39.38%	0
2007	10.495859	11.425874	8.86%	0
2006*	10.000000	10.495859	4.96%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	19.004313	20.803767	9.47%	0
2013	14.801689	19.004313	28.39%	0
2012	12.999856	14.801689	13.86%	0
2011	13.637779	12.999856	-4.68%	0
2010	11.894991	13.637779	14.65%	0
2009	8.955996	11.894991	32.82%	1,256
2008	15.942134	8.955996	-43.82%	1,938
2007	13.859370	15.942134	15.03%	0
2006	12.685607	13.859370	9.25%	0
2005	11.088647	12.685607	14.40%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.568403	9.879416	-14.60%	0
2013	9.518232	11.568403	21.54%	0
2012	9.283384	9.518232	2.53%	0
2011	10.002226	9.283384	-7.19%	1,464
2010	8.574068	10.002226	16.66%	1,631
2009	5.934691	8.574068	44.47%	1,744
2008	13.296094	5.934691	-55.37%	0
2007	9.326138	13.296094	42.57%	0
2006*	10.000000	9.326138	-6.74%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.262964	15.170816	6.37%	0
2013	11.380773	14.262964	25.33%	0
2012	9.920354	11.380773	14.72%	1,153
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
2009	7.004275	8.916451	27.30%	0
2008	12.487770	7.004275	-43.91%	0
2007	12.578810	12.487770	-0.72%	0
2006	10.699388	12.578810	17.57%	0
2005	10.333244	10.699388	3.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	10.789049	11.840890	9.75%	0
2013	7.998627	10.789049	34.89%	0
2012	6.839422	7.998627	16.95%	0
2011	6.836743	6.839422	0.04%	0
2010	5.647397	6.836743	21.06%	0
2009	3.958633	5.647397	42.66%	0
2008	8.998395	3.958633	-56.01%	0
2007	7.470926	8.998395	20.45%	0
2006	7.246617	7.470926	3.10%	0
2005	6.799066	7.246617	6.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	11.989332	13.050785	8.85%	1,865
2013	8.991213	11.989332	33.34%	0
2012	8.018221	8.991213	12.13%	0
2011	8.178303	8.018221	-1.96%	1,717
2010	6.733667	8.178303	21.45%	0
2009	5.367319	6.733667	25.46%	0
2008	10.390708	5.367319	-48.35%	0
2007	8.366586	10.390708	24.19%	0
2006	8.006583	8.366586	4.50%	0
2005	7.738767	8.006583	3.46%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.684851	12.551919	-1.05%	0
2013	12.238073	12.684851	3.65%	0
2012	10.947142	12.238073	11.79%	0
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	75
2009	6.861448	9.658026	40.76%	562
2008	9.352908	6.861448	-26.64%	562
2007	9.307362	9.352908	0.49%	0
2006	8.550640	9.307362	8.85%	0
2005	8.518596	8.550640	0.38%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.630608	13.076877	3.53%	0
2013	13.150047	12.630608	-3.95%	0
2012	12.700161	13.150047	3.54%	0
2011	12.099603	12.700161	4.96%	0
2010	11.477678	12.099603	5.42%	0
2009	10.135231	11.477678	13.25%	0
2008	10.710950	10.135231	-5.38%	0
2007	10.499745	10.710950	2.01%	0
2006	10.282213	10.499745	2.12%	0
2005	10.288147	10.282213	-0.06%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	14.827069	15.415114	3.97%	0
2013	11.130861	14.827069	33.21%	0
2012	9.908615	11.130861	12.34%	0
2011	11.335641	9.908615	-12.59%	1,358
2010	8.996320	11.335641	26.00%	1,370
2009	6.563035	8.996320	37.08%	1,622
2008	11.082712	6.563035	-40.78%	2,714
2007	9.803474	11.082712	13.05%	0
2006*	10.000000	9.803474	-1.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.679032	12.298818	-10.09%	0
2013	10.716836	13.679032	27.64%	0
2012	9.081705	10.716836	18.00%	0
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	10.62%	0
2009	8.184488	10.130962	23.78%	0
2008	14.893482	8.184488	-45.05%	0
2007	12.981048	14.893482	14.73%	0
2006	11.241226	12.981048	15.48%	0
2005	9.650675	11.241226	16.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	19.485150	20.352578	4.45%	599
2013	15.257667	19.485150	27.71%	703
2012	12.262402	15.257667	24.43%	0
2011	13.740839	12.262402	-10.76%	0
2010	11.099078	13.740839	23.80%	0
2009	7.202924	11.099078	54.09%	0
2008	15.070195	7.202924	-52.20%	0
2007	14.578869	15.070195	3.37%	0
2006	12.815008	14.578869	13.76%	0
2005	12.763043	12.815008	0.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	1,712
2009	6.562404	8.368173	27.52%	1,768
2008*	10.000000	6.562404	-34.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	1,239
2010	10.268844	11.327373	10.31%	1,363
2009	7.735514	10.268844	32.75%	1,459
2008	11.232890	7.735514	-31.14%	0
2007	11.059653	11.232890	1.57%	0
2006*	10.000000	11.059653	10.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.634902	14.409307	-1.54%	0
2013	10.972430	14.634902	33.38%	0
2012	9.467445	10.972430	15.90%	0
2011	10.047973	9.467445	-5.78%	0
2010	8.004299	10.047973	25.53%	0
2009	6.330352	8.004299	26.44%	0
2008	9.653812	6.330352	-34.43%	2,849
2007	10.102516	9.653812	-4.44%	0
2006*	10.000000	10.102516	1.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.738583	15.475320	-12.76%	0
2013	14.698105	17.738583	20.69%	0
2012	12.659826	14.698105	16.10%	0
2011	14.439170	12.659826	-12.32%	0
2010	13.571308	14.439170	6.39%	0
2009	10.093361	13.571308	34.46%	0
2008	17.251311	10.093361	-41.49%	0
2007	15.220252	17.251311	13.34%	0
2006	12.774076	15.220252	19.15%	0
2005	11.810023	12.774076	8.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.611226	-13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.943041	-0.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.838167	11.141538	2.80%	0
2013	9.280749	10.838167	16.78%	0
2012	8.132662	9.280749	14.12%	0
2011	9.866352	8.132662	-17.57%	0
2010	8.711096	9.866352	13.26%	0
2009	7.431713	8.711096	17.22%	0
2008	12.320924	7.431713	-39.68%	0
2007	11.559561	12.320924	6.59%	0
2006*	10.000000	11.559561	15.60%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.310545	13.624771	10.68%	0
2013	9.634128	12.310545	27.78%	0
2012	8.499145	9.634128	13.35%	0
2011	9.073694	8.499145	-6.33%	0
2010	7.463814	9.073694	21.57%	0
2009	5.295769	7.463814	40.94%	0
2008	9.010842	5.295769	-41.23%	0
2007	10.277156	9.010842	-12.32%	0
2006*	10.000000	10.277156	2.77%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.209093	13.799492	4.47%	0
2013	11.801219	13.209093	11.93%	0
2012	10.641075	11.801219	10.90%	0
2011	10.798225	10.641075	-1.46%	0
2010	9.976050	10.798225	8.24%	0
2009	8.111194	9.976050	22.99%	0
2008	11.380972	8.111194	-28.73%	0
2007	10.964399	11.380972	3.80%	0
2006*	10.000000	10.964399	9.64%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.130647	14.886835	5.35%	0
2013	10.835028	14.130647	30.42%	0
2012	9.582364	10.835028	13.07%	0
2011	10.232263	9.582364	-6.35%	0
2010	8.962470	10.232263	14.17%	0
2009	6.882762	8.962470	30.22%	0
2008	11.418378	6.882762	-39.72%	0
2007	11.345212	11.418378	0.64%	0
2006*	10.000000	11.345212	13.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	15.953194	16.010772	0.36%	0
2013	15.175082	15.953194	5.13%	0
2012	13.494982	15.175082	12.45%	0
2011	13.788842	13.494982	-2.13%	0
2010	12.201591	13.788842	13.01%	0
2009	7.214466	12.201591	69.13%	0
2008	10.524612	7.214466	-31.45%	0
2007	10.532967	10.524612	-0.08%	0
2006*	10.000000	10.532967	5.33%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.608992	17.966472	-3.45%	0
2013	13.895304	18.608992	33.92%	0
2012	11.877065	13.895304	16.99%	0
2011	12.717439	11.877065	-6.61%	0
2010	10.657623	12.717439	19.33%	0
2009	6.981349	10.657623	52.66%	0
2008	11.611909	6.981349	-39.88%	0
2007	10.759371	11.611909	7.92%	0
2006*	10.000000	10.759371	7.59%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.466052	16.267422	-1.21%	0
2013	12.615226	16.466052	30.53%	0
2012	11.002864	12.615226	14.65%	0
2011	12.148990	11.002864	-9.43%	0
2010	10.534401	12.148990	15.33%	0
2009	7.476254	10.534401	40.90%	0
2008	10.675639	7.476254	-29.97%	0
2007	10.706801	10.675639	-0.29%	0
2006*	10.000000	10.706801	7.07%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.457606	14.334551	6.52%	0
2013	9.725707	13.457606	38.37%	0
2012	8.905768	9.725707	9.21%	0
2011	9.278204	8.905768	-4.01%	0
2010	7.284557	9.278204	27.37%	0
2009	5.503759	7.284557	32.36%	0
2008	10.652888	5.503759	-48.34%	0
2007	10.305146	10.652888	3.37%	0
2006*	10.000000	10.305146	3.05%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.584666	13.069518	12.82%	0
2013	9.224846	11.584666	25.58%	0
2012	8.511229	9.224846	8.38%	0
2011	9.086090	8.511229	-6.33%	0
2010	7.956275	9.086090	14.20%	0
2009	6.097565	7.956275	30.48%	0
2008	9.897773	6.097565	-38.39%	0
2007	10.777482	9.897773	-8.16%	0
2006*	10.000000	10.777482	7.77%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.980545	10.944608	-8.65%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
2010*	10.000000	11.273901	12.74%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.185645	13.998200	6.16%	0
2013	9.610835	13.185645	37.20%	0
2012*	10.000000	9.610835	-3.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.972556	15.855505	5.90%	0
2013	10.939942	14.972556	36.86%	0
2012	9.854865	10.939942	11.01%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	16.915855	17.909679	5.88%	0
2013	13.368403	16.915855	26.54%	0
2012	11.991190	13.368403	11.49%	0
2011	12.255630	11.991190	-2.16%	0
2010	11.426500	12.255630	7.26%	0
2009	9.097275	11.426500	25.60%	0
2008	13.302307	9.097275	-31.61%	0
2007	12.569015	13.302307	5.83%	0
2006	11.000472	12.569015	14.26%	0
2005	10.668978	11.000472	3.11%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.259138	13.086003	6.74%	0
2013	10.002948	12.259138	22.56%	0
2012	9.076534	10.002948	10.21%	0
2011*	10.000000	9.076534	-9.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.366114	20.345578	17.16%	0
2013	12.621409	17.366114	37.59%	0
2012	10.664077	12.621409	18.35%	0
2011	10.478484	10.664077	1.77%	0
2010	10.165106	10.478484	3.08%	0
2009	8.132475	10.165106	24.99%	0
2008	11.637897	8.132475	-30.12%	0
2007	10.628828	11.637897	9.49%	0
2006*	10.000000	10.628828	6.29%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	10.877480	12.206067	12.21%	0
2013	10.817333	10.877480	0.56%	0
2012	8.624590	10.817333	25.42%	0
2011	9.422561	8.624590	-8.47%	0
2010	8.190112	9.422561	15.05%	0
2009	6.360541	8.190112	28.76%	0
2008	11.738035	6.360541	-45.81%	0
2007	12.694454	11.738035	-7.53%	0
2006*	10.000000	12.694454	26.94%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	20.893611	20.522581	-1.78%	0
2013	17.932116	20.893611	16.52%	0
2012	15.854959	17.932116	13.10%	0
2011	17.365157	15.854959	-8.70%	0
2010	15.715767	17.365157	10.50%	0
2009	11.869647	15.715767	32.40%	0
2008	20.336779	11.869647	-41.63%	0
2007	18.109659	20.336779	12.30%	0
2006	14.424372	18.109659	25.55%	0
2005	12.493033	14.424372	15.46%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	27.226929	25.251561	-7.26%	0
2013	22.225107	27.226929	22.51%	0
2012	19.049874	22.225107	16.67%	0
2011	20.968773	19.049874	-9.15%	695
2010	19.708466	20.968773	6.39%	731
2009*	10.000000	19.708466	22.42%	728

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.734341	22.680875	-0.24%	1,023
2013	21.015401	22.734341	8.18%	1,162
2012	18.094237	21.015401	16.14%	1,297
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.015584	22.193329	5.60%	0
2013	16.520331	21.015584	27.21%	0
2012	14.860444	16.520331	11.17%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.521506	13.296585	6.19%	0
2013	9.771847	12.521506	28.14%	0
2012	8.059112	9.771847	21.25%	0
2011	8.845688	8.059112	-8.89%	0
2010	8.485500	8.845688	4.24%	1,750
2009	5.936001	8.485500	42.95%	1,745
2008	10.888188	5.936001	-45.48%	0
2007	8.140610	10.888188	33.75%	0
2006	7.620090	8.140610	6.83%	0
2005	6.914774	7.620090	10.20%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.300016	6.744261	7.05%	0
2013	4.752960	6.300016	32.55%	0
2012	4.074849	4.752960	16.64%	392
2011	4.556593	4.074849	-10.57%	0
2010	3.741433	4.556593	21.79%	0
2009	2.435792	3.741433	53.60%	0
2008	4.440934	2.435792	-45.15%	0
2007	3.727828	4.440934	19.13%	0
2006	3.531163	3.727828	5.57%	0
2005	3.233225	3.531163	9.21%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	12.952426	11.145776	-13.95%	0
2013	11.576847	12.952426	11.88%	0
2012	10.448598	11.576847	10.80%	0
2011	15.773394	10.448598	-33.76%	0
2010	12.887263	15.773394	22.40%	0
2009	7.351018	12.887263	75.31%	0
2008	15.719127	7.351018	-53.24%	0
2007	12.543482	15.719127	25.32%	0
2006	8.737444	12.543482	43.56%	0
2005	6.763818	8.737444	29.18%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	20.789143	23.427332	12.69%	552
2013	16.050384	20.789143	29.52%	1,316
2012	13.620097	16.050384	17.84%	1,663
2011	13.617397	13.620097	0.02%	0
2010	11.266703	13.617397	20.86%	0
2009	9.083373	11.266703	24.04%	0
2008	13.891722	9.083373	-34.61%	0
2007	13.851485	13.891722	0.29%	0
2006	12.108612	13.851485	14.39%	0
2005	11.324306	12.108612	6.93%	73
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.401933	-5.98%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.717084	18.761859	-9.44%	0
2013	14.984707	20.717084	38.25%	0
2012	12.660997	14.984707	18.35%	883
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.571448	20.036408	7.89%	0
2013	13.989788	18.571448	32.75%	0
2012	12.331947	13.989788	13.44%	0
2011	12.654959	12.331947	-2.55%	0
2010	11.622595	12.654959	8.88%	0
2009	9.695212	11.622595	19.88%	0
2008	14.724838	9.695212	-34.16%	1,844
2007	13.980746	14.724838	5.32%	0
2006	11.849834	13.980746	17.98%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.580986	14.436485	-0.99%	2,478
2013	11.668920	14.580986	24.96%	916
2012	10.281748	11.668920	13.49%	1,147
2011	10.691901	10.281748	-3.84%	1,343
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.527619	8.204489	8.99%	0
2013	5.926472	7.527619	27.02%	0
2012	5.309412	5.926472	11.62%	0
2011	5.460777	5.309412	-2.77%	0
2010	4.677503	5.460777	16.75%	0
2009	3.579656	4.677503	30.67%	0
2008	5.965717	3.579656	-40.00%	0
2007	5.097975	5.965717	17.02%	0
2006	4.904526	5.097975	3.94%	0
2005	4.703664	4.904526	4.27%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.654235	21.765763	10.74%	0
2013	15.220447	19.654235	29.13%	695
2012	13.559509	15.220447	12.25%	0
2011	13.760787	13.559509	-1.46%	0
2010	12.387847	13.760787	11.08%	0
2009*	10.000000	12.387847	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.310690	13.681474	2.79%	0
2013	11.028213	13.310690	20.70%	0
2012	9.735254	11.028213	13.28%	2,416
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
2009	7.435416	8.983685	20.82%	0
2008	10.815492	7.435416	-31.25%	0
2007	10.409468	10.815492	3.90%	0
2006*	10.000000	10.409468	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
2007	10.391646	10.475613	0.81%	0
2006*	10.000000	10.391646	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	0
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0
2007	10.690610	11.968200	11.95%	0
2006*	10.000000	10.690610	6.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	1,651
2009	6.113361	8.306090	35.87%	1,765
2008	11.194081	6.113361	-45.39%	0
2007	10.219554	11.194081	9.54%	0
2006*	10.000000	10.219554	2.20%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
2007*	10.000000	9.752934	-2.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	16.849918	16.916780	0.40%	0
2013	16.074489	16.849918	4.82%	0
2012	14.333597	16.074489	12.15%	0
2011	14.101949	14.333597	1.64%	0
2010	12.729796	14.101949	10.78%	0
2009	8.905997	12.729796	42.94%	0
2008	12.633128	8.905997	-29.50%	0
2007	12.513336	12.633128	0.96%	0
2006	11.555665	12.513336	8.29%	0
2005	11.528431	11.555665	0.24%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	12.604644	13.471297	6.88%	0
2013	9.491927	12.604644	32.79%	1,101
2012	8.184717	9.491927	15.97%	0
2011	8.558961	8.184717	-4.37%	3,454
2010	7.551387	8.558961	13.34%	0
2009	6.000337	7.551387	25.85%	0
2008	9.727744	6.000337	-38.32%	2,868
2007	10.162857	9.727744	-4.28%	0
2006	8.955757	10.162857	13.48%	0
2005	8.774641	8.955757	2.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.077767	12.604451	4.36%	0
2013	8.577867	12.077767	40.80%	0
2012	7.492851	8.577867	14.48%	0
2011	8.659424	7.492851	-13.47%	0
2010	7.650949	8.659424	13.18%	0
2009	5.109202	7.650949	49.75%	0
2008*	10.000000	5.109202	-48.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.339560	14.444093	8.28%	0
2013	9.819051	13.339560	35.85%	0
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	0
2012	9.646172	10.487632	8.72%	0
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
2009	7.876573	9.239626	17.31%	0
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	0
2012	9.352918	10.288671	10.00%	0
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0
2009	7.514175	8.970926	19.39%	0
2008*	10.000000	7.514175	-24.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.570567	11.900236	2.85%	0
2013	12.049100	11.570567	-3.97%	0
2012	11.422510	12.049100	5.49%	0
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	4.81%	0
2009	9.805483	10.442863	6.50%	0
2008*	10.000000	9.805483	-1.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	20.457130	18.924578	-7.49%	0
2013	20.741327	20.457130	-1.37%	0
2012	18.075139	20.741327	14.75%	0
2011	23.784126	18.075139	-24.00%	0
2010	20.911238	23.784126	13.74%	0
2009	13.078884	20.911238	59.89%	0
2008	31.631293	13.078884	-58.65%	0
2007	22.196097	31.631293	42.51%	0
2006	16.582052	22.196097	33.86%	0
2005	12.768976	16.582052	29.86%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.306163	14.645677	2.37%	0
2013	15.230769	14.306163	-6.07%	0
2012	15.096821	15.230769	0.89%	0
2011	14.376684	15.096821	5.01%	0
2010	14.014873	14.376684	2.58%	47
2009	13.940684	14.014873	0.53%	348
2008	13.219192	13.940684	5.46%	3,121
2007	12.602135	13.219192	4.90%	0
2006	12.455530	12.602135	1.18%	0
2005	12.319888	12.455530	1.10%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.562005	12.243028	-2.54%	0
2013	10.889479	12.562005	15.36%	0
2012	9.621794	10.889479	13.18%	0
2011	10.891397	9.621794	-11.66%	0
2010	9.819680	10.891397	10.91%	0
2009	7.732144	9.819680	27.00%	0
2008	14.641898	7.732144	-47.19%	0
2007	11.764115	14.641898	24.46%	0
2006	9.036698	11.764115	30.18%	0
2005	7.088478	9.036698	27.48%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0
2006*	10.000000	10.809622	8.10%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.959706	17.431295	2.78%	0
2013	13.613905	16.959706	24.58%	0
2012	11.998455	13.613905	13.46%	0
2011	12.756868	11.998455	-5.95%	0
2010	11.367379	12.756868	12.22%	0
2009	9.127916	11.367379	24.53%	0
2008	14.763434	9.127916	-38.17%	0
2007	14.233770	14.763434	3.72%	0
2006	12.439821	14.233770	14.42%	0
2005	11.772148	12.439821	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.545365	12.759715	1.71%	0
2013	12.223839	12.545365	2.63%	0
2012	11.872227	12.223839	2.96%	0
2011	11.780992	11.872227	0.77%	0
2010	11.363998	11.780992	3.67%	0
2009	10.641051	11.363998	6.79%	0
2008	11.565930	10.641051	-8.00%	0
2007	11.212035	11.565930	3.16%	0
2006	10.786946	11.212035	3.94%	0
2005	10.665010	10.786946	1.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.161841	15.612506	2.97%	0
2013	13.279033	15.161841	14.18%	0
2012	12.241032	13.279033	8.48%	0
2011	12.508109	12.241032	-2.14%	0
2010	11.519104	12.508109	8.59%	0
2009	9.876294	11.519104	16.63%	0
2008	13.135149	9.876294	-24.81%	0
2007	12.699711	13.135149	3.43%	0
2006	11.648839	12.699711	9.02%	0
2005	11.294395	11.648839	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.353703	16.803902	2.75%	0
2013	13.649868	16.353703	19.81%	0
2012	12.256770	13.649868	11.37%	0
2011	12.791175	12.256770	-4.18%	0
2010	11.579252	12.791175	10.47%	0
2009	9.508317	11.579252	21.78%	0
2008	14.156450	9.508317	-32.83%	0
2007	13.623857	14.156450	3.91%	0
2006	12.148749	13.623857	12.14%	0
2005	11.588986	12.148749	4.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.074326	14.431805	2.54%	0
2013	13.010715	14.074326	8.17%	0
2012	12.301439	13.010715	5.77%	0
2011	12.310796	12.301439	-0.08%	0
2010	11.587882	12.310796	6.24%	0
2009	10.331947	11.587882	12.16%	0
2008	12.422545	10.331947	-16.83%	0
2007	11.988026	12.422545	3.62%	0
2006	11.293234	11.988026	6.15%	0
2005	11.039557	11.293234	2.30%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.413979	21.743957	6.52%	0
2013	15.253215	20.413979	33.83%	0
2012	13.128077	15.253215	16.19%	0
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	6.52%	1,148
2009*	10.000000	12.876384	28.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.102620	1.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	28.170076	30.176496	7.12%	0
2013	21.626789	28.170076	30.26%	0
2012	18.805798	21.626789	15.00%	0
2011	19.709896	18.805798	-4.59%	743
2010	15.952449	19.709896	23.55%	0
2009	11.915159	15.952449	33.88%	0
2008	19.156302	11.915159	-37.80%	0
2007	18.194066	19.156302	5.29%	0
2006	16.910913	18.194066	7.59%	0
2005	15.408276	16.910913	9.75%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.795516	9.589813	-2.10%	0
2013	10.005629	9.795516	-2.10%	0
2012	10.220847	10.005629	-2.11%	0
2011	10.439472	10.220847	-2.09%	0
2010	10.663389	10.439472	-2.10%	0
2009	10.887553	10.663389	-2.06%	0
2008	10.897300	10.887553	-0.09%	3,335
2007	10.623206	10.897300	2.58%	0
2006	10.380196	10.623206	2.34%	0
2005	10.326717	10.380196	0.52%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.440777	15.703604	1.70%	747
2013	15.951367	15.440777	-3.20%	832
2012	14.516142	15.951367	9.89%	844
2011	14.047369	14.516142	3.34%	0
2010	12.974880	14.047369	8.27%	0
2009	10.655312	12.974880	21.77%	0
2008	13.159351	10.655312	-19.03%	0
2007	12.848901	13.159351	2.42%	0
2006	12.518094	12.848901	2.64%	0
2005	12.513070	12.518094	0.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	17.906309	17.353490	-3.09%	0
2013	15.070759	17.906309	18.81%	0
2012	13.280769	15.070759	13.48%	0
2011	14.959742	13.280769	-11.22%	0
2010	13.387684	14.959742	11.74%	0
2009*	10.000000	13.387684	33.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.976347	-10.24%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.877156	13.922367	8.12%	0
2013	9.761866	12.877156	31.91%	0
2012	8.570108	9.761866	13.91%	0
2011	9.015564	8.570108	-4.94%	0
2010	7.972276	9.015564	13.09%	77
2009	6.274804	7.972276	27.05%	0
2008*	10.000000	6.274804	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.616612	15.814772	8.20%	781
2013	11.023405	14.616612	32.60%	0
2012	9.558087	11.023405	15.33%	0
2011	10.367168	9.558087	-7.80%	0
2010*	10.000000	10.367168	3.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.057068	13.012971	7.93%	0
2013	9.120782	12.057068	32.19%	0
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.724828	13.978731	1.85%	0
2013	10.089645	13.724828	36.03%	0
2012	8.969733	10.089645	12.49%	0
2011	9.566392	8.969733	-6.24%	0
2010	7.704994	9.566392	24.16%	0
2009	6.191135	7.704994	24.45%	0
2008*	10.000000	6.191135	-38.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	84
2009	6.662616	8.510135	27.73%	628
2008*	10.000000	6.662616	-33.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	19.451012	19.577893	0.65%	0
2013	13.769426	19.451012	41.26%	0
2012	12.399288	13.769426	11.05%	0
2011	12.747378	12.399288	-2.73%	0
2010	10.379235	12.747378	22.82%	0
2009	8.317740	10.379235	24.78%	0
2008	15.857723	8.317740	-47.55%	0
2007	14.760544	15.857723	7.43%	0
2006	14.607915	14.760544	1.04%	0
2005	13.803450	14.607915	5.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	32.456415	34.006093	4.77%	0
2013	23.612536	32.456415	37.45%	423
2012	20.025792	23.612536	17.91%	0
2011	21.547114	20.025792	-7.06%	0
2010	17.383929	21.547114	23.95%	0
2009	14.068725	17.383929	23.56%	0
2008	21.181424	14.068725	-33.58%	0
2007	23.240748	21.181424	-8.86%	0
2006	20.237978	23.240748	14.84%	0
2005	20.054519	20.237978	0.91%	84
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	30.408235	30.012248	-1.30%	0
2013	22.042961	30.408235	37.95%	0
2012	19.494691	22.042961	13.07%	0
2011	21.084151	19.494691	-7.54%	0
2010	17.184831	21.084151	22.69%	0
2009	13.031335	17.184831	31.87%	0
2008	21.535769	13.031335	-39.49%	1,378
2007	21.541052	21.535769	-0.02%	0
2006	19.637782	21.541052	9.69%	0
2005	17.858063	19.637782	9.97%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.112212	13.298344	9.79%	0
2013	9.436856	12.112212	28.35%	0
2012	8.440043	9.436856	11.81%	0
2011	8.575366	8.440043	-1.58%	0
2010	7.720756	8.575366	11.07%	0
2009	6.254228	7.720756	23.45%	0
2008	10.931147	6.254228	-42.79%	0
2007	10.322396	10.931147	5.90%	0
2006	9.278688	10.322396	11.25%	0
2005	8.820712	9.278688	5.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.835152	13.671809	26.18%	0
2013	10.740512	10.835152	0.88%	0
2012	9.475533	10.740512	13.35%	70
2011	9.087555	9.475533	4.27%	72
2010	7.130197	9.087555	27.45%	72
2009	5.566771	7.130197	28.08%	72
2008*	10.000000	5.566771	-44.33%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.800861	9.653574	-1.50%	0
2013	9.949728	9.800861	-1.50%	0
2012	9.716253	9.949728	2.40%	0
2011	9.895523	9.716253	-1.81%	0
2010	9.600383	9.895523	3.07%	0
2009	8.653074	9.600383	10.95%	0
2008	10.209798	8.653074	-15.25%	0
2007	9.954980	10.209798	2.56%	0
2006	9.757891	9.954980	2.02%	0
2005	9.824818	9.757891	-0.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	16.458548	16.672095	1.30%	0
2013	11.527661	16.458548	42.77%	0
2012	10.820966	11.527661	6.53%	0
2011	11.171080	10.820966	-3.13%	0
2010	9.539643	11.171080	17.10%	0
2009	7.938066	9.539643	20.18%	0
2008	13.396903	7.938066	-40.75%	0
2007	13.615795	13.396903	-1.61%	0
2006	13.213153	13.615795	3.05%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.545911	18.960804	8.06%	0
2013	13.024443	17.545911	34.72%	777
2012	11.988232	13.024443	8.64%	0
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	20.28%	0
2009	8.163823	10.504105	28.67%	0
2008	13.771010	8.163823	-40.72%	0
2007	13.072738	13.771010	5.34%	0
2006	11.743204	13.072738	11.32%	0
2005	11.224655	11.743204	4.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	13.789014	15.579573	12.99%	0
2013	10.856101	13.789014	27.02%	0
2012	9.717483	10.856101	11.72%	0
2011	10.040868	9.717483	-3.22%	0
2010	9.373395	10.040868	7.12%	0
2009	6.625054	9.373395	41.48%	0
2008	12.421728	6.625054	-46.67%	0
2007	11.116689	12.421728	11.74%	579
2006	10.518457	11.116689	5.69%	586
2005	10.222216	10.518457	2.90%	570
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.371796	13.848146	3.56%	0
2013	10.044152	13.371796	33.13%	0
2012	8.810960	10.044152	14.00%	0
2011	8.902031	8.810960	-1.02%	0
2010	7.133537	8.902031	24.79%	0
2009	5.494813	7.133537	29.82%	0
2008	11.020395	5.494813	-50.14%	0
2007	10.587644	11.020395	4.09%	0
2006	10.503716	10.587644	0.80%	0
2005	9.550936	10.503716	9.98%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	16.457039	16.480733	0.14%	0
2013	13.204197	16.457039	24.63%	0
2012	11.122788	13.204197	18.71%	0
2011	12.388006	11.122788	-10.21%	0
2010	10.911468	12.388006	13.53%	0
2009	7.974083	10.911468	36.84%	0
2008	13.618564	7.974083	-41.45%	0
2007	13.085416	13.618564	4.07%	0
2006	11.356156	13.085416	15.23%	0
2005	10.147146	11.356156	11.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.914567	9.981882	0.68%	0
2013	10.140669	9.914567	-2.23%	0
2012*	10.000000	10.140669	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	13.250154	14.360340	8.38%	0
2013	10.270817	13.250154	29.01%	0
2012	8.977043	10.270817	14.41%	0
2011	9.170526	8.977043	-2.11%	0
2010	8.067561	9.170526	13.67%	0
2009	6.423663	8.067561	25.59%	0
2008	10.664296	6.423663	-39.76%	0
2007	10.432775	10.664296	2.22%	0
2006	9.263984	10.432775	12.62%	0
2005	8.928513	9.263984	3.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.513322	15.904134	9.58%	0
2013	10.512565	14.513322	38.06%	0
2012	9.101467	10.512565	15.50%	0
2011	9.506650	9.101467	-4.26%	0
2010	7.868634	9.506650	20.82%	0
2009	5.858400	7.868634	34.31%	0
2008	9.625704	5.858400	-39.14%	0
2007	9.953774	9.625704	-3.30%	0
2006*	10.000000	9.953774	-0.46%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	1,279
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.648079	-3.52%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	1,131
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	2,680
2009*	10.000000	10.890926	8.91%	2,651
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.612502	12.729345	0.93%	0
2013	14.191087	12.612502	-11.12%	0
2012	13.329372	14.191087	6.46%	0
2011	12.191864	13.329372	9.33%	0
2010	11.519022	12.191864	5.84%	0
2009	9.942088	11.519022	15.86%	0
2008	10.922608	9.942088	-8.98%	0
2007	10.084604	10.922608	8.31%	0
2006*	10.000000	10.084604	0.85%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	13.918634	14.208307	2.08%	0
2013	14.500770	13.918634	-4.01%	0
2012	13.515160	14.500770	7.29%	0
2011	13.323983	13.515160	1.43%	0
2010	12.588446	13.323983	5.84%	0
2009	11.276554	12.588446	11.63%	0
2008	10.996253	11.276554	2.55%	0
2007	10.330258	10.996253	6.45%	0
2006*	10.000000	10.330258	3.30%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	2,511
2012	9.950190	10.666107	7.20%	1,258
2011*	10.000000	9.950190	-0.50%	2,805

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.088216	12.354790	-5.60%	0
2013	11.049891	13.088216	18.45%	0
2012	10.489748	11.049891	5.34%	0
2011	12.189519	10.489748	-13.94%	0
2010	9.580343	12.189519	27.23%	0
2009	6.191846	9.580343	54.73%	0
2008	11.149342	6.191846	-44.46%	0
2007	10.954136	11.149342	1.78%	0
2006*	10.000000	10.954136	9.54%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.418935	27.516881	28.47%	481
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.441161	12.080770	5.59%	1,975
2013	11.723759	11.441161	-2.41%	0
2012	10.942818	11.723759	7.14%	0
2011	10.579401	10.942818	3.44%	0
2010	10.085689	10.579401	4.90%	0
2009	9.395771	10.085689	7.34%	0
2008	10.688043	9.395771	-12.09%	0
2007	10.353910	10.688043	3.23%	0
2006*	10.000000	10.353910	3.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	29.044001	29.266443	0.77%	0
2013	32.511918	29.044001	-10.67%	0
2012	28.154065	32.511918	15.48%	0
2011	26.866824	28.154065	4.79%	0
2010	25.006064	26.866824	7.44%	0
2009	19.616237	25.006064	27.48%	0
2008	23.566661	19.616237	-16.76%	0
2007	22.598697	23.566661	4.28%	0
2006	20.830834	22.598697	8.49%	0
2005	18.954277	20.830834	9.90%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.031649	15.033048	0.01%	0
2013	13.242306	15.031649	13.51%	0
2012	11.882000	13.242306	11.45%	0
2011	12.599912	11.882000	-5.70%	0
2010	12.177823	12.599912	3.47%	0
2009	9.385856	12.177823	29.75%	0
2008	17.314103	9.385856	-45.79%	0
2007	15.435415	17.314103	12.17%	0
2006	12.598911	15.435415	22.51%	0
2005	11.585959	12.598911	8.74%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	32.394086	31.582040	-2.51%	0
2013	29.538293	32.394086	9.67%	410
2012	23.244444	29.538293	27.08%	484
2011	31.971478	23.244444	-27.30%	0
2010	25.746103	31.971478	24.18%	0
2009	12.336027	25.746103	108.71%	0
2008	35.779705	12.336027	-65.52%	0
2007	26.560240	35.779705	34.71%	0
2006	19.447799	26.560240	36.57%	0
2005	15.048471	19.447799	29.23%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	37.084104	29.368821	-20.80%	0
2013	34.269654	37.084104	8.21%	0
2012	33.860125	34.269654	1.21%	0
2011	41.395375	33.860125	-18.20%	0
2010	32.717365	41.395375	26.52%	0
2009	21.213903	32.717365	54.23%	0
2008	40.223141	21.213903	-47.26%	0
2007	28.268718	40.223141	42.29%	0
2006	23.192864	28.268718	21.89%	0
2005	15.618187	23.192864	48.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.842770	16.013174	7.89%	0
2013	11.320220	14.842770	31.12%	0
2012	9.944695	11.320220	13.83%	0
2011	10.901917	9.944695	-8.78%	0
2010	9.912029	10.901917	9.99%	0
2009	7.968312	9.912029	24.39%	0
2008	13.100195	7.968312	-39.17%	0
2007	12.171403	13.100195	7.63%	0
2006	10.935639	12.171403	11.30%	0
2005	10.271156	10.935639	6.47%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.435498	22.512423	-3.94%	0
2013	15.934051	23.435498	47.08%	0
2012	15.089024	15.934051	5.60%	0
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0
2009*	10.000000	13.016111	30.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.213940	24.746895	6.60%	0
2013	17.236659	23.213940	34.68%	0
2012	14.869912	17.236659	15.92%	0
2011	16.629927	14.869912	-10.58%	0
2010	13.425261	16.629927	23.87%	0
2009	9.617617	13.425261	39.59%	0
2008	15.298059	9.617617	-37.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.254320	12.386519	1.08%	0
2013	13.683949	12.254320	-10.45%	0
2012	13.023453	13.683949	5.07%	0
2011	11.909933	13.023453	9.35%	0
2010	11.578828	11.909933	2.86%	0
2009	10.736525	11.578828	7.85%	0
2008	11.149561	10.736525	-3.70%	0
2007	10.407763	11.149561	7.13%	0
2006	10.469628	10.407763	-0.59%	0
2005	10.534412	10.469628	-0.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	13.418082	14.771276	10.08%	0
2013	10.096140	13.418082	32.90%	0
2012	8.992572	10.096140	12.27%	0
2011	8.912386	8.992572	0.90%	0
2010	7.979243	8.912386	11.69%	0
2009	6.905005	7.979243	15.56%	0
2008	10.788333	6.905005	-36.00%	0
2007	11.034148	10.788333	-2.23%	0
2006	9.630273	11.034148	14.58%	0
2005	9.405665	9.630273	2.39%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	13.784189	12.745026	-7.54%	0
2013	11.507888	13.784189	19.78%	0
2012	9.707097	11.507888	18.55%	0
2011	11.278286	9.707097	-13.93%	0
2010	10.173470	11.278286	10.86%	0
2009	7.772588	10.173470	30.89%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.253102	18.515602	13.92%	0
2013	12.765615	16.253102	27.32%	0
2012	11.215490	12.765615	13.82%	0
2011	11.541476	11.215490	-2.82%	0
2010	9.890566	11.541476	16.69%	0
2009	7.778587	9.890566	27.15%	0
2008	10.508294	7.778587	-25.98%	0
2007	10.993942	10.508294	-4.42%	0
2006*	10.000000	10.993942	9.94%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	19.895417	22.014104	10.65%	0
2013	15.435240	19.895417	28.90%	0
2012	13.768348	15.435240	12.11%	0
2011	13.928954	13.768348	-1.15%	0
2010	12.550165	13.928954	10.99%	0
2009	10.700461	12.550165	17.29%	56
2008	14.935036	10.700461	-28.35%	29
2007	16.091915	14.935036	-7.19%	34
2006	13.859194	16.091915	16.11%	34
2005	13.484039	13.859194	2.78%	34
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	21.700113	22.321024	2.86%	0
2013	15.759956	21.700113	37.69%	0
2012	13.916337	15.759956	13.25%	0
2011	14.141917	13.916337	-1.60%	0
2010	11.485886	14.141917	23.12%	0
2009	9.388653	11.485886	22.34%	0
2008	13.888963	9.388653	-32.40%	0
2007	14.289469	13.888963	-2.80%	6
2006	12.763255	14.289469	11.96%	6
2005	12.163030	12.763255	4.93%	6

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	10.656994	11.830710	11.01%	0
2013	8.106810	10.656994	31.46%	0
2012	7.399300	8.106810	9.56%	0
2011	7.493999	7.399300	-1.26%	0
2010	6.670270	7.493999	12.35%	0
2009	5.096463	6.670270	30.88%	0
2008	7.943025	5.096463	-35.84%	0
2007	7.532086	7.943025	5.46%	0
2006	7.048600	7.532086	6.86%	0
2005	6.951672	7.048600	1.39%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	12.599086	13.983228	10.99%	0
2013	9.752317	12.599086	29.19%	913
2012	8.611776	9.752317	13.24%	913
2011	8.638401	8.611776	-0.31%	913
2010	7.687382	8.638401	12.37%	913
2009	6.218655	7.687382	23.62%	1,712
2008	10.110963	6.218655	-38.50%	1,408
2007	9.818359	10.110963	2.98%	1,408
2006	8.687121	9.818359	13.02%	1,408
2005	8.479597	8.687121	2.45%	1,243
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	13.524641	14.304702	5.77%	0
2013	11.413126	13.524641	18.50%	0
2012	10.562751	11.413126	8.05%	0
2011	9.901921	10.562751	6.67%	0
2010	8.775175	9.901921	12.84%	0
2009	7.317274	8.775175	19.92%	0
2008	10.615188	7.317274	-31.07%	0
2007	10.127371	10.615188	4.82%	0
2006	8.885193	10.127371	13.98%	0
2005	8.699022	8.885193	2.14%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	15.368370	13.636315	-11.27%	0
2013	12.769644	15.368370	20.35%	0
2012	11.583674	12.769644	10.24%	0
2011	14.521679	11.583674	-20.23%	0
2010	14.207547	14.521679	2.21%	0
2009	11.086020	14.207547	28.16%	0
2008	18.076369	11.086020	-38.67%	0
2007	17.738928	18.076369	1.90%	0
2006	14.786198	17.738928	19.97%	0
2005	13.504452	14.786198	9.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.119449	15.030192	-0.59%	0
2013	10.401554	15.119449	45.36%	0
2012	8.817436	10.401554	17.97%	0
2011	10.459073	8.817436	-15.70%	0
2010	8.149953	10.459073	28.33%	0
2009	6.608412	8.149953	23.33%	0
2008	10.822434	6.608412	-38.94%	0
2007	12.437178	10.822434	-12.98%	0
2006	12.247982	12.437178	1.54%	0
2005	11.830026	12.247982	3.53%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.854557	-1.45%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.497114	15.739120	1.56%	257
2013	15.675394	15.497114	-1.14%	257
2012	14.601140	15.675394	7.36%	257
2011	14.589538	14.601140	0.08%	257
2010	13.741405	14.589538	6.17%	4
2009	11.660402	13.741405	17.85%	44
2008	12.853350	11.660402	-9.28%	0
2007	12.466146	12.853350	3.11%	0
2006	12.231189	12.466146	1.92%	0
2005	12.339114	12.231189	-0.87%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	12.914858	13.186834	2.11%	0
2013	11.639705	12.914858	10.96%	0
2012	10.651392	11.639705	9.28%	0
2011	10.915928	10.651392	-2.42%	0
2010	9.895266	10.915928	10.31%	0
2009	8.145331	9.895266	21.48%	0
2008	11.110641	8.145331	-26.69%	0
2007	10.452402	11.110641	6.30%	0
2006*	10.000000	10.452402	4.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.758444	13.066415	2.41%	0
2013	11.244637	12.758444	13.46%	0
2012	10.153268	11.244637	10.75%	0
2011	10.493911	10.153268	-3.25%	0
2010	9.364543	10.493911	12.06%	0
2009	7.431712	9.364543	26.01%	0
2008	11.287639	7.431712	-34.16%	0
2007	10.472276	11.287639	7.79%	0
2006*	10.000000	10.472276	4.72%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	12.912506	13.249102	2.61%	0
2013	10.861265	12.912506	18.89%	0
2012	9.612260	10.861265	12.99%	0
2011	10.095231	9.612260	-4.78%	0
2010	8.893878	10.095231	13.51%	0
2009	6.917020	8.893878	28.58%	0
2008	11.416142	6.917020	-39.41%	0
2007	10.492310	11.416142	8.80%	0
2006*	10.000000	10.492310	4.92%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	18.862503	20.637980	9.41%	0
2013	14.698742	18.862503	28.33%	0
2012	12.916044	14.698742	13.80%	0
2011	13.556769	12.916044	-4.73%	0
2010	11.830371	13.556769	14.59%	0
2009	8.911892	11.830371	32.75%	674
2008	15.871738	8.911892	-43.85%	433
2007	13.805265	15.871738	14.97%	433
2006	12.642514	13.805265	9.20%	433
2005	11.056607	12.642514	14.34%	433
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.523108	9.835694	-14.64%	0
2013	9.485812	11.523108	21.48%	0
2012	9.256514	9.485812	2.48%	8
2011	9.978366	9.256514	-7.23%	8
2010	8.557987	9.978366	16.60%	8
2009	5.926591	8.557987	44.40%	8
2008	13.284760	5.926591	-55.39%	8
2007	9.322976	13.284760	42.49%	0
2006*	10.000000	9.322976	-6.77%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.156464	15.049848	6.31%	37
2013	11.301561	14.156464	25.26%	37
2012	9.856356	11.301561	14.66%	37
2011	9.986715	9.856356	-1.31%	37
2010	8.867966	9.986715	12.62%	37
2009	6.969743	8.867966	27.24%	738
2008	12.432583	6.969743	-43.94%	457
2007	12.529656	12.432583	-0.77%	464
2006	10.663017	12.529656	17.51%	465
2005	10.303367	10.663017	3.49%	465

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	10.708497	11.746474	9.69%	0
2013	7.942967	10.708497	34.82%	0
2012	6.795301	7.942967	16.89%	0
2011	6.796107	6.795301	-0.01%	0
2010	5.616700	6.796107	21.00%	0
2009	3.939131	5.616700	42.59%	0
2008	8.958660	3.939131	-56.03%	0
2007	7.441763	8.958660	20.38%	0
2006	7.222009	7.441763	3.04%	0
2005	6.779429	7.222009	6.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	11.899766	12.946673	8.80%	0
2013	8.928600	11.899766	33.28%	0
2012	7.966454	8.928600	12.08%	0
2011	8.129654	7.966454	-2.01%	0
2010	6.697024	8.129654	21.39%	0
2009	5.340836	6.697024	25.39%	0
2008	10.344749	5.340836	-48.37%	0
2007	8.333858	10.344749	24.13%	9
2006	7.979337	8.333858	4.44%	9
2005	7.716381	7.979337	3.41%	9
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.590184	12.451872	-1.10%	0
2013	12.152961	12.590184	3.60%	0
2012	10.876587	12.152961	11.74%	0
2011	10.695097	10.876587	1.70%	0
2010	9.605582	10.695097	11.34%	0
2009	6.827674	9.605582	40.69%	0
2008	9.311628	6.827674	-26.68%	0
2007	9.271042	9.311628	0.44%	0
2006	8.521607	9.271042	8.79%	0
2005	8.493992	8.521607	0.33%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.561975	12.999186	3.48%	0
2013	13.085270	12.561975	-4.00%	0
2012	12.644074	13.085270	3.49%	0
2011	12.052304	12.644074	4.91%	0
2010	11.438654	12.052304	5.36%	0
2009	10.105926	11.438654	13.19%	0
2008	10.685432	10.105926	-5.42%	0
2007	10.480113	10.685432	1.96%	0
2006	10.268217	10.480113	2.06%	0
2005	10.279382	10.268217	-0.11%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	14.769158	15.347062	3.91%	0
2013	11.093038	14.769158	33.14%	0
2012	9.879986	11.093038	12.28%	9
2011	11.308667	9.879986	-12.63%	9
2010	8.979490	11.308667	25.94%	9
2009	6.554095	8.979490	37.01%	9
2008	11.073276	6.554095	-40.81%	9
2007	9.800151	11.073276	12.99%	0
2006*	10.000000	9.800151	-2.00%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.576957	12.200797	-10.14%	0
2013	10.642284	13.576957	27.58%	0
2012	9.023134	10.642284	17.94%	0
2011	11.140485	9.023134	-19.01%	0
2010	10.075911	11.140485	10.57%	0
2009	8.144178	10.075911	23.72%	0
2008	14.827724	8.144178	-45.07%	0
2007	12.930372	14.827724	14.67%	0
2006	11.203058	12.930372	15.42%	0
2005	9.622805	11.203058	16.42%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	19.369370	20.221303	4.40%	0
2013	15.174749	19.369370	27.64%	0
2012	12.202008	15.174749	24.36%	0
2011	13.680146	12.202008	-10.80%	0
2010	11.055685	13.680146	23.74%	0
2009	7.178428	11.055685	54.01%	0
2008	15.026637	7.178428	-52.23%	0
2007	14.544203	15.026637	3.32%	6
2006	12.791050	14.544203	13.71%	6
2005	12.745663	12.791050	0.36%	6
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
2011	11.300407	11.321632	0.19%	0
2010	10.249637	11.300407	10.25%	0
2009	7.724985	10.249637	32.68%	0
2008	11.223320	7.724985	-31.17%	0
2007	11.055909	11.223320	1.51%	0
2006*	10.000000	11.055909	10.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.577642	14.345597	-1.59%	0
2013	10.935084	14.577642	33.31%	0
2012	9.440061	10.935084	15.84%	0
2011	10.024027	9.440061	-5.83%	0
2010	7.989297	10.024027	25.47%	0
2009	6.321721	7.989297	26.38%	0
2008	9.645600	6.321721	-34.46%	0
2007	10.099105	9.645600	-4.49%	0
2006*	10.000000	10.099105	0.99%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.292655	-7.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.633188	15.375495	-12.80%	0
2013	14.618237	17.633188	20.62%	0
2012	12.597475	14.618237	16.04%	0
2011	14.375381	12.597475	-12.37%	0
2010	13.518237	14.375381	6.34%	0
2009	10.059035	13.518237	34.39%	0
2008	17.201456	10.059035	-41.52%	0
2007	15.184059	17.201456	13.29%	0
2006	12.750199	15.184059	19.09%	0
2005	11.793952	12.750199	8.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.608276	-13.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.939633	-0.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.796370	11.092906	2.75%	0
2013	9.249681	10.796370	16.72%	0
2012	8.109574	9.249681	14.06%	0
2011	9.843373	8.109574	-17.61%	0
2010	8.695245	9.843373	13.20%	0
2009	7.421983	8.695245	17.16%	0
2008	12.311099	7.421983	-39.71%	0
2007	11.556280	12.311099	6.53%	0
2006*	10.000000	11.556280	15.56%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.263084	13.565316	10.62%	0
2013	9.601887	12.263084	27.72%	0
2012	8.475039	9.601887	13.30%	0
2011	9.052560	8.475039	-6.38%	0
2010	7.450232	9.052560	21.51%	0
2009	5.288832	7.450232	40.87%	0
2008	9.003635	5.288832	-41.26%	0
2007	10.274232	9.003635	-12.37%	0
2006*	10.000000	10.274232	2.74%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.158186	13.739287	4.42%	0
2013	11.761743	13.158186	11.87%	0
2012	10.610894	11.761743	10.85%	0
2011	10.773095	10.610894	-1.51%	0
2010	9.957913	10.773095	8.19%	0
2009	8.100581	9.957913	22.93%	0
2008	11.371892	8.100581	-28.77%	0
2007	10.961283	11.371892	3.75%	0
2006*	10.000000	10.961283	9.61%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.076131	14.821824	5.30%	0
2013	10.798737	14.076131	30.35%	0
2012	9.555165	10.798737	13.01%	0
2011	10.208421	9.555165	-6.40%	0
2010	8.946146	10.208421	14.11%	0
2009	6.873742	8.946146	30.15%	0
2008	11.409262	6.873742	-39.75%	0
2007	11.341993	11.409262	0.59%	0
2006*	10.000000	11.341993	13.42%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	15.891709	15.940916	0.31%	0
2013	15.124305	15.891709	5.07%	0
2012	13.456717	15.124305	12.39%	0
2011	13.756740	13.456717	-2.18%	0
2010	12.179395	13.756740	12.95%	0
2009	7.205015	12.179395	69.04%	0
2008	10.516215	7.205015	-31.49%	0
2007	10.529971	10.516215	-0.13%	0
2006*	10.000000	10.529971	5.30%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.537225	17.888038	-3.50%	0
2013	13.848770	18.537225	33.85%	0
2012	11.843363	13.848770	16.93%	0
2011	12.687815	11.843363	-6.66%	0
2010	10.638214	12.687815	19.27%	0
2009	6.972203	10.638214	52.58%	0
2008	11.602651	6.972203	-39.91%	0
2007	10.756318	11.602651	7.87%	0
2006*	10.000000	10.756318	7.56%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.402545	16.196392	-1.26%	0
2013	12.572994	16.402545	30.46%	0
2012	10.971653	12.572994	14.60%	0
2011	12.120710	10.971653	-9.48%	0
2010	10.515241	12.120710	15.27%	0
2009	7.466463	10.515241	40.83%	0
2008	10.667118	7.466463	-30.00%	0
2007	10.703754	10.667118	-0.34%	0
2006*	10.000000	10.703754	7.04%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.405680	14.271953	6.46%	0
2013	9.693128	13.405680	38.30%	0
2012	8.880486	9.693128	9.15%	0
2011	9.256582	8.880486	-4.06%	0
2010	7.271287	9.256582	27.30%	0
2009	5.496544	7.271287	32.29%	0
2008	10.644384	5.496544	-48.36%	0
2007	10.302221	10.644384	3.32%	0
2006*	10.000000	10.302221	3.02%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.540024	13.012509	12.76%	0
2013	9.193982	11.540024	25.52%	0
2012	8.487096	9.193982	8.33%	0
2011	9.064953	8.487096	-6.37%	0
2010	7.941818	9.064953	14.14%	0
2009	6.089587	7.941818	30.42%	0
2008	9.889893	6.089587	-38.43%	0
2007	10.774429	9.889893	-8.21%	0
2006*	10.000000	10.774429	7.74%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.961211	10.921356	-8.69%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.174388	13.979099	6.11%	0
2013	9.607519	13.174388	37.13%	0
2012*	10.000000	9.607519	-3.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.883538	15.753186	5.84%	0
2013	10.880461	14.883538	36.79%	0
2012	9.806315	10.880461	10.95%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	16.811394	17.789980	5.82%	0
2013	13.292631	16.811394	26.47%	0
2012	11.929341	13.292631	11.43%	0
2011	12.198633	11.929341	-2.21%	0
2010	11.379168	12.198633	7.20%	0
2009	9.064217	11.379168	25.54%	0
2008	13.260757	9.064217	-31.65%	0
2007	12.536205	13.260757	5.78%	0
2006	10.977341	12.536205	14.20%	0
2005	10.651973	10.977341	3.05%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.242398	13.061459	6.69%	0
2013	9.994393	12.242398	22.49%	0
2012	9.073415	9.994393	10.15%	0
2011*	10.000000	9.073415	-9.27%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.299150	20.256769	17.10%	0
2013	12.579158	17.299150	37.52%	0
2012	10.633820	12.579158	18.29%	0
2011	10.454076	10.633820	1.72%	0
2010	10.146614	10.454076	3.03%	0
2009	8.121826	10.146614	24.93%	0
2008	11.628617	8.121826	-30.16%	0
2007	10.625816	11.628617	9.44%	0
2006*	10.000000	10.625816	6.26%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	10.835504	12.152757	12.16%	0
2013	10.781091	10.835504	0.50%	0
2012	8.600095	10.781091	25.36%	0
2011	9.400603	8.600095	-8.52%	0
2010	8.175189	9.400603	14.99%	0
2009	6.352197	8.175189	28.70%	0
2008	11.728659	6.352197	-45.84%	0
2007	12.690842	11.728659	-7.58%	0
2006*	10.000000	12.690842	26.91%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	20.769464	20.390219	-1.83%	0
2013	17.834681	20.769464	16.46%	0
2012	15.776872	17.834681	13.04%	0
2011	17.288451	15.776872	-8.74%	0
2010	15.654328	17.288451	10.44%	0
2009	11.829278	15.654328	32.34%	0
2008	20.277978	11.829278	-41.66%	0
2007	18.066572	20.277978	12.24%	0
2006	14.397384	18.066572	25.49%	0
2005	12.476010	14.397384	15.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.943693	13.639549	5.38%	0
2013	9.683468	12.943693	33.67%	0
2012*	10.000000	9.683468	-3.17%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	27.046810	25.071679	-7.30%	0
2013	22.089358	27.046810	22.44%	0
2012	18.943213	22.089358	16.61%	0
2011	20.862014	18.943213	-9.20%	0
2010	19.618135	20.862014	6.34%	0
2009*	10.000000	19.618135	22.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.583957	22.519344	-0.29%	0
2013	20.887065	22.583957	8.12%	0
2012	17.992951	20.887065	16.08%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	20.923638	22.084944	5.55%	0
2013	16.456449	20.923638	27.15%	0
2012	14.810567	16.456449	11.11%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.432715	13.195560	6.14%	0
2013	9.707502	12.432715	28.07%	0
2012	8.010134	9.707502	21.19%	10
2011	8.796429	8.010134	-8.94%	10
2010	8.442557	8.796429	4.19%	10
2009	5.908972	8.442557	42.88%	10
2008	10.844174	5.908972	-45.51%	10
2007	8.111859	10.844174	33.68%	0
2006	7.597051	8.111859	6.78%	0
2005	6.897381	7.597051	10.14%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.255344	6.693018	7.00%	0
2013	4.721666	6.255344	32.48%	0
2012	4.050083	4.721666	16.58%	0
2011	4.531216	4.050083	-10.62%	0
2010	3.722508	4.531216	21.72%	0
2009	2.424699	3.722508	53.52%	0
2008	4.422984	2.424699	-45.18%	0
2007	3.714659	4.422984	19.07%	0
2006	3.520479	3.714659	5.52%	0
2005	3.225081	3.520479	9.16%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	12.860565	11.061069	-13.99%	0
2013	11.500607	12.860565	11.83%	380
2012	10.385109	11.500607	10.74%	387
2011	15.685566	10.385109	-33.79%	0
2010	12.822056	15.685566	22.33%	0
2009	7.317560	12.822056	75.22%	0
2008	15.655600	7.317560	-53.26%	0
2007	12.499202	15.655600	25.25%	0
2006	8.711032	12.499202	43.49%	0
2005	6.746806	8.711032	29.11%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	20.686826	23.300124	12.63%	0
2013	15.979552	20.686826	29.46%	0
2012	13.566941	15.979552	17.78%	0
2011	13.571163	13.566941	-0.03%	0
2010	11.234179	13.571163	20.80%	0
2009	9.061770	11.234179	23.97%	0
2008	13.865792	9.061770	-34.65%	0
2007	13.832721	13.865792	0.24%	0
2006	12.098372	13.832721	14.34%	0
2005	11.320491	12.098372	6.87%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.398728	-6.01%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.593904	18.640768	-9.48%	0
2013	14.903213	20.593904	38.18%	0
2012	12.598600	14.903213	18.29%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.461134	19.907222	7.83%	0
2013	13.913789	18.461134	32.68%	0
2012	12.271241	13.913789	13.39%	0
2011	12.599085	12.271241	-2.60%	0
2010	11.577186	12.599085	8.83%	0
2009	9.662266	11.577186	19.82%	0
2008	14.682307	9.662266	-34.19%	0
2007	13.947521	14.682307	5.27%	0
2006	11.827697	13.947521	17.92%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.471414	8.139080	8.94%	0
2013	5.885231	7.471414	26.95%	0
2012	5.275164	5.885231	11.56%	0
2011	5.428310	5.275164	-2.82%	0
2010	4.652066	5.428310	16.69%	0
2009	3.562000	4.652066	30.60%	0
2008	5.939328	3.562000	-40.03%	0
2007	5.078044	5.939328	16.96%	0
2006	4.887844	5.078044	3.89%	0
2005	4.690047	4.887844	4.22%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.607458	21.702871	10.69%	29
2013	15.191978	19.607458	29.06%	29
2012	13.541071	15.191978	12.19%	29
2011	13.749084	13.541071	-1.51%	29
2010	12.383633	13.749084	11.03%	32
2009*	10.000000	12.383633	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.258642	13.621024	2.73%	0
2013	10.990690	13.258642	20.64%	0
2012	9.707105	10.990690	13.22%	0
2011	9.828613	9.707105	-1.24%	0
2010	8.966848	9.828613	9.61%	0
2009	7.425270	8.966848	20.76%	0
2008	10.806270	7.425270	-31.29%	0
2007	10.405944	10.806270	3.85%	0
2006*	10.000000	10.405944	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.641514	10.931131	2.72%	0
2013	11.162660	10.641514	-4.67%	0
2012	10.868716	11.162660	2.70%	0
2011	10.505524	10.868716	3.46%	0
2010	10.129525	10.505524	3.71%	0
2009	9.230548	10.129525	9.74%	0
2008	10.466687	9.230548	-11.81%	0
2007	10.388122	10.466687	0.76%	0
2006*	10.000000	10.388122	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	9
2011	10.834550	9.615008	-11.26%	9
2010	9.948218	10.834550	8.91%	9
2009	7.179740	9.948218	38.56%	9
2008	11.957998	7.179740	-39.96%	9
2007	10.686985	11.957998	11.89%	0
2006*	10.000000	10.686985	6.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0
2009	6.105029	8.290539	35.80%	0
2008	11.184549	6.105029	-45.42%	0
2007	10.216091	11.184549	9.48%	0
2006*	10.000000	10.216091	2.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.697730	12.616898	7.86%	0
2013	8.990572	11.697730	30.11%	0
2012	7.849255	8.990572	14.54%	0
2011	8.204802	7.849255	-4.33%	0
2010	7.555705	8.204802	8.59%	0
2009	5.908398	7.555705	27.88%	0
2008	9.749596	5.908398	-39.40%	0
2007*	10.000000	9.749596	-2.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	16.724242	16.782026	0.35%	0
2013	15.962762	16.724242	4.77%	0
2012	14.241263	15.962762	12.09%	0
2011	14.018235	14.241263	1.59%	0
2010	12.660695	14.018235	10.72%	0
2009	8.862173	12.660695	42.86%	0
2008	12.577397	8.862173	-29.54%	0
2007	12.464531	12.577397	0.91%	0
2006	11.516457	12.464531	8.23%	0
2005	11.495171	11.516457	0.19%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	12.510638	13.363997	6.82%	0
2013	9.425944	12.510638	32.73%	0
2012	8.131985	9.425944	15.91%	0
2011	8.508146	8.131985	-4.42%	0
2010	7.510386	8.508146	13.29%	7
2009	5.970793	7.510386	25.79%	66
2008	9.684811	5.970793	-38.35%	0
2007	10.123215	9.684811	-4.33%	0
2006	8.925360	10.123215	13.42%	0
2005	8.749300	8.925360	2.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.042841	12.561591	4.31%	0
2013	8.557434	12.042841	40.73%	0
2012	7.478822	8.557434	14.42%	0
2011	8.647619	7.478822	-13.52%	0
2010	7.644429	8.647619	13.12%	0
2009	5.107449	7.644429	49.67%	0
2008*	10.000000	5.107449	-48.93%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.301011	14.395004	8.22%	0
2013	9.795668	13.301011	35.78%	0
2012	8.978929	9.795668	9.10%	0
2011	9.477194	8.978929	-5.26%	0
2010	7.837169	9.477194	20.93%	0
2009	6.089184	7.837169	28.71%	0
2008*	10.000000	6.089184	-39.11%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
2011	9.973398	9.628146	-3.46%	0
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
2011	9.767952	9.335399	-4.43%	0
2010	8.963277	9.767952	8.98%	0
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
2011	10.137580	9.893273	-2.41%	0
2010	9.501879	10.137580	6.69%	0
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.537117	11.859767	2.80%	0
2013	12.020409	11.537117	-4.02%	0
2012	11.401148	12.020409	5.43%	0
2011	10.930124	11.401148	4.31%	0
2010	10.433971	10.930124	4.76%	0
2009	9.802132	10.433971	6.45%	0
2008*	10.000000	9.802132	-1.98%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	20.319139	18.787322	-7.54%	0
2013	20.611954	20.319139	-1.42%	0
2012	17.971587	20.611954	14.69%	0
2011	23.659935	17.971587	-24.04%	0
2010	20.812659	23.659935	13.68%	0
2009	13.023874	20.812659	59.80%	0
2008	31.514424	13.023874	-58.67%	0
2007	22.125426	31.514424	42.44%	0
2006	16.537671	22.125426	33.79%	0
2005	12.741281	16.537671	29.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.199474	14.529030	2.32%	1,077
2013	15.124896	14.199474	-6.12%	1,077
2012	14.999549	15.124896	0.84%	1,077
2011	14.291319	14.999549	4.96%	1,077
2010	13.938775	14.291319	2.53%	1,335
2009	13.872071	13.938775	0.48%	1,335
2008	13.160846	13.872071	5.40%	23
2007	12.552950	13.160846	4.84%	23
2006	12.413236	12.552950	1.13%	23
2005	12.284309	12.413236	1.05%	23
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.477173	12.154133	-2.59%	0
2013	10.821470	12.477173	15.30%	0
2012	9.566605	10.821470	13.12%	0
2011	10.834448	9.566605	-11.70%	0
2010	9.773315	10.834448	10.86%	0
2009	7.699580	9.773315	26.93%	0
2008	14.587716	7.699580	-47.22%	0
2007	11.726598	14.587716	24.40%	0
2006	9.012466	11.726598	30.12%	0
2005	7.073070	9.012466	27.42%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
2008	11.565008	6.439806	-44.32%	0
2007	10.805966	11.565008	7.02%	0
2006*	10.000000	10.805966	8.06%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.856683	17.316548	2.73%	0
2013	13.538112	16.856683	24.51%	0
2012	11.937753	13.538112	13.41%	0
2011	12.698806	11.937753	-5.99%	0
2010	11.321413	12.698806	12.17%	714
2009	9.095650	11.321413	24.47%	0
2008	14.718787	9.095650	-38.20%	0
2007	14.198005	14.718787	3.67%	0
2006	12.414889	14.198005	14.36%	0
2005	11.754545	12.414889	5.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.456487	14.794290	2.34%	0
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
2011	13.186361	12.782689	-3.06%	0
2010	12.028785	13.186361	9.62%	0
2009*	10.000000	12.028785	20.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.469112	12.675684	1.66%	7,941
2013	12.155751	12.469112	2.58%	8,131
2012	11.812151	12.155751	2.91%	8,212
2011	11.727352	11.812151	0.72%	8,212
2010	11.318042	11.727352	3.62%	8,212
2009	10.603430	11.318042	6.74%	0
2008	11.530938	10.603430	-8.04%	0
2007	11.183860	11.530938	3.10%	0
2006	10.765318	11.183860	3.89%	0
2005	10.649052	10.765318	1.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	15.069655	15.509652	2.92%	1,648
2013	13.205039	15.069655	14.12%	1,648
2012	12.179062	13.205039	8.42%	1,648
2011	12.451121	12.179062	-2.19%	1,648
2010	11.472481	12.451121	8.53%	8,144
2009	9.841353	11.472481	16.57%	0
2008	13.095364	9.841353	-24.85%	0
2007	12.667750	13.095364	3.38%	0
2006	11.625445	12.667750	8.97%	0
2005	11.277457	11.625445	3.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.254299	16.693241	2.70%	0
2013	13.573828	16.254299	19.75%	0
2012	12.194727	13.573828	11.31%	0
2011	12.732914	12.194727	-4.23%	0
2010	11.532390	12.732914	10.41%	0
2009	9.474674	11.532390	21.72%	0
2008	14.113594	9.474674	-32.87%	0
2007	13.589597	14.113594	3.86%	0
2006	12.124375	13.589597	12.08%	0
2005	11.571630	12.124375	4.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.988802	14.336785	2.49%	0
2013	12.938265	13.988802	8.12%	0
2012	12.239203	12.938265	5.71%	0
2011	12.254755	12.239203	-0.13%	0
2010	11.541012	12.254755	6.18%	0
2009	10.295423	11.541012	12.10%	0
2008	12.384961	10.295423	-16.87%	0
2007	11.957904	12.384961	3.57%	0
2006	11.270594	11.957904	6.10%	0
2005	11.023031	11.270594	2.25%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.365374	21.681103	6.46%	34
2013	15.224667	20.365374	33.77%	34
2012	13.110224	15.224667	16.13%	41
2011	13.703802	13.110224	-4.33%	41
2010	12.872007	13.703802	6.46%	45
2009*	10.000000	12.872007	28.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.100223	1.00%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	27.959805	29.935943	7.07%	0
2013	21.476319	27.959805	30.19%	510
2012	18.684521	21.476319	14.94%	510
2011	19.592771	18.684521	-4.64%	510
2010	15.865734	19.592771	23.49%	510
2009	11.856442	15.865734	33.82%	941
2008	19.071694	11.856442	-37.83%	792
2007	18.123018	19.071694	5.23%	797
2006	16.853455	18.123018	7.53%	797
2005	15.363749	16.853455	9.70%	713
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.722371	9.513346	-2.15%	0
2013	9.935990	9.722371	-2.15%	0
2012	10.154909	9.935990	-2.16%	0
2011	10.377412	10.154909	-2.14%	0
2010	10.605413	10.377412	-2.15%	0
2009	10.833890	10.605413	-2.11%	0
2008	10.849130	10.833890	-0.14%	1,567
2007	10.581681	10.849130	2.53%	0
2006	10.344890	10.581681	2.29%	0
2005	10.296837	10.344890	0.47%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.325511	15.578402	1.65%	12
2013	15.840384	15.325511	-3.25%	12
2012	14.422527	15.840384	9.83%	12
2011	13.963887	14.422527	3.28%	12
2010	12.904361	13.963887	8.21%	12
2009	10.602815	12.904361	21.71%	12
2008	13.101219	10.602815	-19.07%	12
2007	12.798707	13.101219	2.36%	12
2006	12.475539	12.798707	2.59%	12
2005	12.476882	12.475539	-0.01%	12
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	17.863648	17.303298	-3.14%	0
2013	15.042533	17.863648	18.75%	0
2012	13.262693	15.042533	13.42%	0
2011	14.947006	13.262693	-11.27%	0
2010	13.383122	14.947006	11.69%	0
2009*	10.000000	13.383122	33.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.973198	-10.27%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.839926	13.875024	8.06%	45
2013	9.738612	12.839926	31.85%	45
2012	8.554070	9.738612	13.85%	75
2011	9.003287	8.554070	-4.99%	75
2010	7.965480	9.003287	13.03%	79
2009	6.272656	7.965480	26.99%	35
2008*	10.000000	6.272656	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.589218	15.777072	8.14%	61
2013	11.008359	14.589218	32.53%	61
2012	9.549932	11.008359	15.27%	61
2011	10.363615	9.549932	-7.85%	61
2010*	10.000000	10.363615	3.64%	61
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.685180	13.931229	1.80%	0
2013	10.065631	13.685180	35.96%	1,055
2012	8.952970	10.065631	12.43%	1,064
2011	9.553379	8.952970	-6.28%	1,064
2010	7.698444	9.553379	24.09%	1,064
2009	6.189019	7.698444	24.39%	1,064
2008*	10.000000	6.189019	-38.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.378908	16.464495	14.50%	25
2013	10.830592	14.378908	32.76%	25
2012	9.513974	10.830592	13.84%	25
2011	9.953671	9.513974	-4.42%	25
2010	8.502885	9.953671	17.06%	30
2009	6.660337	8.502885	27.66%	1,130
2008*	10.000000	6.660337	-33.40%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	19.305799	19.421808	0.60%	0
2013	13.673611	19.305799	41.19%	575
2012	12.319318	13.673611	10.99%	575
2011	12.671628	12.319318	-2.78%	575
2010	10.322816	12.671628	22.75%	575
2009	8.276754	10.322816	24.72%	575
2008	15.787688	8.276754	-47.57%	575
2007	14.702910	15.787688	7.38%	581
2006	14.558304	14.702910	0.99%	581
2005	13.763578	14.558304	5.77%	481
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	32.214144	33.735023	4.72%	24
2013	23.448240	32.214144	37.38%	441
2012	19.896626	23.448240	17.85%	441
2011	21.419054	19.896626	-7.11%	441
2010	17.289435	21.419054	23.89%	441
2009	13.999411	17.289435	23.50%	441
2008	21.087866	13.999411	-33.61%	441
2007	23.149986	21.087866	-8.91%	444
2006	20.169222	23.149986	14.78%	445
2005	19.996570	20.169222	0.86%	376
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	30.181321	29.773073	-1.35%	0
2013	21.889639	30.181321	37.88%	0
2012	19.369007	21.889639	13.01%	5
2011	20.958907	19.369007	-7.59%	5
2010	17.091472	20.958907	22.63%	5
2009	12.967162	17.091472	31.81%	5
2008	21.440696	12.967162	-39.52%	5
2007	21.456982	21.440696	-0.08%	4
2006	19.571106	21.456982	9.64%	4
2005	17.806477	19.571106	9.91%	4
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.021820	13.192351	9.74%	0
2013	9.371217	12.021820	28.28%	870
2012	8.385631	9.371217	11.75%	870
2011	8.524429	8.385631	-1.63%	870
2010	7.678815	8.524429	11.01%	870
2009	6.223433	7.678815	23.39%	870
2008	10.882913	6.223433	-42.81%	870
2007	10.282121	10.882913	5.84%	870
2006	9.247193	10.282121	11.19%	870
2005	8.795250	9.247193	5.14%	713

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.803823	13.625328	26.12%	63
2013	10.714927	10.803823	0.83%	63
2012	9.457796	10.714927	13.29%	63
2011	9.075178	9.457796	4.22%	63
2010	7.124114	9.075178	27.39%	70
2009	5.564864	7.124114	28.02%	127
2008*	10.000000	5.564864	-44.35%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	0.22%	0
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	0
2012	11.455869	13.402022	16.99%	0
2011	13.368509	11.455869	-14.31%	0
2010	12.846780	13.368509	4.06%	0
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.747586	9.596186	-1.55%	0
2013	9.900699	9.747586	-1.55%	0
2012	9.673326	9.900699	2.35%	0
2011	9.856827	9.673326	-1.86%	0
2010	9.567726	9.856827	3.02%	0
2009	8.628043	9.567726	10.89%	0
2008	10.185461	8.628043	-15.29%	0
2007	9.936362	10.185461	2.51%	0
2006	9.744611	9.936362	1.97%	0
2005	9.816451	9.744611	-0.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	16.360726	16.564535	1.25%	0
2013	11.464990	16.360726	42.70%	0
2012	10.767643	11.464990	6.48%	0
2011	11.121712	10.767643	-3.18%	0
2010	9.502336	11.121712	17.04%	0
2009	7.911059	9.502336	20.11%	0
2008	13.358178	7.911059	-40.78%	0
2007	13.583429	13.358178	-1.66%	0
2006	13.188462	13.583429	2.99%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.459530	18.857827	8.01%	0
2013	12.966932	17.459530	34.65%	0
2012	11.941404	12.966932	8.59%	0
2011	12.591134	11.941404	-5.16%	0
2010	10.473749	12.591134	20.22%	0
2009	8.144398	10.473749	28.60%	0
2008	13.745280	8.144398	-40.75%	0
2007	13.055015	13.745280	5.29%	0
2006	11.733259	13.055015	11.27%	0
2005	11.220861	11.733259	4.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	13.686115	15.455410	12.93%	0
2013	10.780598	13.686115	26.95%	0
2012	9.654836	10.780598	11.66%	0
2011	9.981229	9.654836	-3.27%	0
2010	9.322481	9.981229	7.07%	0
2009	6.592435	9.322481	41.41%	0
2008	12.366885	6.592435	-46.69%	0
2007	11.073291	12.366885	11.68%	7
2006	10.482735	11.073291	5.63%	7
2005	10.192683	10.482735	2.85%	7
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.271910	13.737697	3.51%	0
2013	9.974214	13.271910	33.06%	0
2012	8.754086	9.974214	13.94%	0
2011	8.849071	8.754086	-1.07%	0
2010	7.094721	8.849071	24.73%	0
2009	5.467711	7.094721	29.76%	847
2008	10.971677	5.467711	-50.17%	447
2007	10.546248	10.971677	4.03%	447
2006	10.467994	10.546248	0.75%	446
2005	9.523311	10.467994	9.92%	446

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	16.342501	16.357670	0.09%	0
2013	13.118999	16.342501	24.57%	0
2012	11.056677	13.118999	18.65%	0
2011	12.320656	11.056677	-10.26%	0
2010	10.857691	12.320656	13.47%	0
2009	7.938848	10.857691	36.77%	0
2008	13.565349	7.938848	-41.48%	0
2007	13.040979	13.565349	4.02%	0
2006	11.323354	13.040979	15.17%	0
2005	10.122992	11.323354	11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.908581	9.970761	0.63%	0
2013	10.139733	9.908581	-2.28%	0
2012*	10.000000	10.139733	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.981906	-10.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	13.151307	14.245942	8.32%	0
2013	10.199401	13.151307	28.94%	0
2012	8.919187	10.199401	14.35%	0
2011	9.116071	8.919187	-2.16%	0
2010	8.023745	9.116071	13.61%	4
2009	6.392040	8.023745	25.53%	38
2008	10.617243	6.392040	-39.80%	0
2007	10.392082	10.617243	2.17%	0
2006	9.232535	10.392082	12.56%	0
2005	8.902729	9.232535	3.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.456607	15.833893	9.53%	0
2013	10.476827	14.456607	37.99%	0
2012	9.075170	10.476827	15.44%	0
2011	9.484011	9.075170	-4.31%	0
2010	7.853903	9.484011	20.76%	0
2009	5.850420	7.853903	34.25%	0
2008	9.617509	5.850420	-39.17%	0
2007	9.950401	9.617509	-3.35%	0
2006*	10.000000	9.950401	-0.50%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.644773	-3.55%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.187797	11.029176	-1.42%	0
2013	11.460232	11.187797	-2.38%	0
2012	11.075823	11.460232	3.47%	0
2011	11.205585	11.075823	-1.16%	0
2010	10.887208	11.205585	2.92%	0
2009*	10.000000	10.887208	8.87%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.563709	12.673623	0.87%	0
2013	14.143410	12.563709	-11.17%	0
2012	13.291406	14.143410	6.41%	0
2011	12.163334	13.291406	9.27%	0
2010	11.497940	12.163334	5.79%	0
2009	9.928962	11.497940	15.80%	0
2008	10.913762	9.928962	-9.02%	0
2007	10.081614	10.913762	8.25%	0
2006*	10.000000	10.081614	0.82%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	13.864806	14.146142	2.03%	0
2013	14.452075	13.864806	-4.06%	0
2012	13.476682	14.452075	7.24%	0
2011	13.292807	13.476682	1.38%	0
2010	12.565404	13.292807	5.79%	0
2009	11.261666	12.565404	11.58%	0
2008	10.987346	11.261666	2.50%	0
2007	10.327193	10.987346	6.39%	0
2006*	10.000000	10.327193	3.27%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
2011*	10.000000	9.946827	-0.53%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.037754	12.300862	-5.65%	0
2013	11.012915	13.037754	18.39%	0
2012	10.460011	11.012915	5.29%	0
2011	12.161159	10.460011	-13.99%	0
2010	9.562923	12.161159	27.17%	0
2009	6.183734	9.562923	54.65%	0
2008	11.140447	6.183734	-44.49%	0
2007	10.951020	11.140447	1.73%	0
2006*	10.000000	10.951020	9.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.396447	12.027407	5.54%	0
2013	11.683897	11.396447	-2.46%	0
2012	10.911197	11.683897	7.08%	0
2011	10.554196	10.911197	3.38%	0
2010	10.066795	10.554196	4.84%	0
2009	9.382969	10.066795	7.29%	0
2008	10.678933	9.382969	-12.14%	0
2007	10.350403	10.678933	3.17%	0
2006*	10.000000	10.350403	3.50%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	28.827343	29.033278	0.71%	9
2013	32.285889	28.827343	-10.71%	9
2012	27.972646	32.285889	15.42%	9
2011	26.707310	27.972646	4.74%	9
2010	24.870294	26.707310	7.39%	9
2009	19.519697	24.870294	27.41%	9
2008	23.462671	19.519697	-16.81%	9
2007	22.510535	23.462671	4.23%	9
2006	20.760127	22.510535	8.43%	9
2005	18.899558	20.760127	9.84%	9

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	14.942322	14.936083	-0.04%	0
2013	13.170335	14.942322	13.45%	0
2012	11.823464	13.170335	11.39%	0
2011	12.544228	11.823464	-5.75%	0
2010	12.130193	12.544228	3.41%	0
2009	9.353933	12.130193	29.68%	0
2008	17.264061	9.353933	-45.82%	0
2007	15.398709	17.264061	12.11%	0
2006	12.575361	15.398709	22.45%	0
2005	11.570187	12.575361	8.69%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	32.152181	31.330176	-2.56%	0
2013	29.332691	32.152181	9.61%	0
2012	23.094476	29.332691	27.01%	0
2011	31.781417	23.094476	-27.33%	0
2010	25.606108	31.781417	24.12%	0
2009	12.275212	25.606108	108.60%	0
2008	35.621597	12.275212	-65.54%	0
2007	26.456447	35.621597	34.64%	0
2006	19.381670	26.456447	36.50%	0
2005	15.004941	19.381670	29.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	36.807211	29.134627	-20.85%	0
2013	34.031152	36.807211	8.16%	0
2012	33.641697	34.031152	1.16%	0
2011	41.149343	33.641697	-18.24%	0
2010	32.539518	41.149343	26.46%	0
2009	21.109366	32.539518	54.15%	0
2008	40.045464	21.109366	-47.29%	0
2007	28.158299	40.045464	42.22%	0
2006	23.114040	28.158299	21.82%	0
2005	15.573028	23.114040	48.42%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.739483	15.893628	7.83%	0
2013	11.247183	14.739483	31.05%	0
2012	9.885595	11.247183	13.77%	0
2011	10.842657	9.885595	-8.83%	0
2010	9.863192	10.842657	9.93%	0
2009	7.933107	9.863192	24.33%	0
2008	13.048996	7.933107	-39.21%	0
2007	12.130063	13.048996	7.58%	0
2006	10.904035	12.130063	11.24%	0
2005	10.246683	10.904035	6.42%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.379711	22.447355	-3.99%	0
2013	15.904234	23.379711	47.00%	0
2012	15.068503	15.904234	5.55%	0
2011	16.140929	15.068503	-6.64%	0
2010	13.011675	16.140929	24.05%	0
2009*	10.000000	13.011675	30.12%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.075840	24.587111	6.55%	0
2013	17.142870	23.075840	34.61%	0
2012	14.796583	17.142870	15.86%	0
2011	16.556371	14.796583	-10.63%	76
2010	13.372697	16.556371	23.81%	77
2009	9.584868	13.372697	39.52%	84
2008	15.253782	9.584868	-37.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.187669	12.312852	1.03%	0
2013	13.616478	12.187669	-10.49%	0
2012	12.965874	13.616478	5.02%	0
2011	11.863324	12.965874	9.29%	0
2010	11.539410	11.863324	2.81%	0
2009	10.705445	11.539410	7.79%	0
2008	11.122971	10.705445	-3.75%	0
2007	10.388282	11.122971	7.07%	0
2006	10.455359	10.388282	-0.64%	0
2005	10.525419	10.455359	-0.67%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	13.317891	14.653491	10.03%	599
2013	10.025867	13.317891	32.84%	49
2012	8.934558	10.025867	12.21%	288
2011	8.859392	8.934558	0.85%	45
2010	7.935854	8.859392	11.64%	42
2009	6.870977	7.935854	15.50%	42
2008	10.740675	6.870977	-36.03%	153
2007	10.991050	10.740675	-2.28%	153
2006	9.597554	10.991050	14.52%	153
2005	9.378483	9.597554	2.34%	153
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	13.681277	12.643403	-7.59%	0
2013	11.427802	13.681277	19.72%	0
2012	9.644484	11.427802	18.49%	0
2011	11.211266	9.644484	-13.98%	0
2010	10.118180	11.211266	10.80%	0
2009	7.734301	10.118180	30.82%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.189538	18.433774	13.86%	0
2013	12.722191	16.189538	27.25%	92
2012	11.183065	12.722191	13.76%	0
2011	11.513981	11.183065	-2.87%	103
2010	9.872041	11.513981	16.63%	0
2009	7.767982	9.872041	27.09%	0
2008	10.499337	7.767982	-26.01%	27
2007	10.990225	10.499337	-4.47%	0
2006*	10.000000	10.990225	9.90%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	19.746901	21.838618	10.59%	0
2013	15.327847	19.746901	28.83%	0
2012	13.679550	15.327847	12.05%	0
2011	13.846175	13.679550	-1.20%	0
2010	12.481953	13.846175	10.93%	0
2009	10.647731	12.481953	17.23%	146
2008	14.869056	10.647731	-28.39%	105
2007	16.029066	14.869056	-7.24%	99
2006	13.812090	16.029066	16.05%	65
2005	13.445055	13.812090	2.73%	48
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	189
2009*	10.000000	11.998434	19.98%	179
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.159997	12.560631	3.29%	127
2013*	10.000000	12.159997	21.60%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	21.571051	22.176930	2.81%	0
2013	15.674227	21.571051	37.62%	70
2012	13.847724	15.674227	13.19%	80
2011	14.079367	13.847724	-1.65%	0
2010	11.440921	14.079367	23.06%	0
2009	9.356682	11.440921	22.28%	0
2008	13.848764	9.356682	-32.44%	0
2007	14.255437	13.848764	-2.85%	0
2006	12.739348	14.255437	11.90%	0
2005	12.146432	12.739348	4.88%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	10.577329	11.736271	10.96%	0
2013	8.050318	10.577329	31.39%	0
2012	7.351502	8.050318	9.51%	0
2011	7.449387	7.351502	-1.31%	0
2010	6.633946	7.449387	12.29%	0
2009	5.071304	6.633946	30.81%	0
2008	7.907868	5.071304	-35.87%	0
2007	7.502604	7.907868	5.40%	0
2006	7.024598	7.502604	6.80%	0
2005	6.931538	7.024598	1.34%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	12.504985	13.871691	10.93%	413
2013	9.684423	12.504985	29.12%	534
2012	8.556201	9.684423	13.19%	413
2011	8.587027	8.556201	-0.36%	413
2010	7.645562	8.587027	12.31%	413
2009	6.187991	7.645562	23.55%	413
2008	10.066260	6.187991	-38.53%	347
2007	9.779977	10.066260	2.93%	347
2006	8.657565	9.779977	12.96%	357
2005	8.455066	8.657565	2.40%	179
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	13.423681	14.190665	5.71%	0
2013	11.333713	13.423681	18.44%	224
2012	10.494613	11.333713	8.00%	312
2011	9.843066	10.494613	6.62%	0
2010	8.727467	9.843066	12.78%	0
2009	7.281204	8.727467	19.86%	0
2008	10.568283	7.281204	-31.10%	0
2007	10.087808	10.568283	4.76%	0
2006	8.854989	10.087808	13.92%	0
2005	8.673868	8.854989	2.09%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	15.273400	13.545112	-11.32%	0
2013	12.697211	15.273400	20.29%	0
2012	11.523870	12.697211	10.18%	0
2011	14.454087	11.523870	-20.27%	0
2010	14.148650	14.454087	2.16%	0
2009	11.045711	14.148650	28.09%	0
2008	18.019879	11.045711	-38.70%	0
2007	17.692585	18.019879	1.85%	0
2006	14.755084	17.692585	19.91%	0
2005	13.482903	14.755084	9.44%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	15.026096	14.929748	-0.64%	0
2013	10.342606	15.026096	45.28%	0
2012	8.771963	10.342606	17.91%	0
2011	10.410442	8.771963	-15.74%	0
2010	8.116193	10.410442	28.27%	0
2009	6.584400	8.116193	23.26%	0
2008	10.788633	6.584400	-38.97%	0
2007	12.404709	10.788633	-13.03%	0
2006	12.222241	12.404709	1.49%	0
2005	11.811177	12.222241	3.48%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.851182	-1.49%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.381387	15.613599	1.51%	100
2013	15.566295	15.381387	-1.19%	100
2012	14.506954	15.566295	7.30%	100
2011	14.502814	14.506954	0.03%	100
2010	13.666705	14.502814	6.12%	100
2009	11.602934	13.666705	17.79%	100
2008	12.796547	11.602934	-9.33%	0
2007	12.417436	12.796547	3.05%	0
2006	12.189609	12.417436	1.87%	0
2005	12.303438	12.189609	-0.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	12.864345	13.128539	2.05%	0
2013	11.600113	12.864345	10.90%	0
2012	10.620606	11.600113	9.22%	0
2011	10.889933	10.620606	-2.47%	0
2010	9.876750	10.889933	10.26%	0
2009	8.134234	9.876750	21.42%	0
2008	11.101187	8.134234	-26.73%	0
2007	10.448873	11.101187	6.24%	0
2006*	10.000000	10.448873	4.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.708545	13.008673	2.36%	0
2013	11.206386	12.708545	13.40%	0
2012	10.123906	11.206386	10.69%	0
2011	10.468897	10.123906	-3.30%	0
2010	9.346999	10.468897	12.00%	0
2009	7.421577	9.346999	25.94%	0
2008	11.278025	7.421577	-34.19%	0
2007	10.468731	11.278025	7.73%	0
2006*	10.000000	10.468731	4.69%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	12.861989	13.190526	2.55%	0
2013	10.824299	12.861989	18.83%	0
2012	9.584450	10.824299	12.94%	0
2011	10.071160	9.584450	-4.83%	0
2010	8.877203	10.071160	13.45%	0
2009	6.907583	8.877203	28.51%	0
2008	11.406412	6.907583	-39.44%	0
2007	10.488750	11.406412	8.75%	0
2006*	10.000000	10.488750	4.89%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	18.721636	20.473380	9.36%	0
2013	14.596421	18.721636	28.26%	0
2012	12.832706	14.596421	13.74%	0
2011	13.476172	12.832706	-4.77%	0
2010	11.766047	13.476172	14.53%	0
2009	8.867969	11.766047	32.68%	152
2008	15.801609	8.867969	-43.88%	110
2007	13.751323	15.801609	14.91%	100
2006	12.599545	13.751323	9.14%	52
2005	11.024639	12.599545	14.29%	27
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.478028	9.792201	-14.69%	0
2013	9.453533	11.478028	21.42%	0
2012	9.229735	9.453533	2.42%	0
2011	9.954575	9.229735	-7.28%	118
2010	8.541938	9.954575	16.54%	129
2009	5.918496	8.541938	44.33%	130
2008	13.273426	5.918496	-55.41%	0
2007	9.319807	13.273426	42.42%	0
2006*	10.000000	9.319807	-6.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	14.050791	14.929871	6.26%	0
2013	11.222931	14.050791	25.20%	0
2012	9.792796	11.222931	14.60%	216
2011	9.927379	9.792796	-1.36%	117
2010	8.819788	9.927379	12.56%	0
2009	6.935423	8.819788	27.17%	112
2008	12.377697	6.935423	-43.97%	169
2007	12.480760	12.377697	-0.83%	195
2006	10.626821	12.480760	17.45%	139
2005	10.273613	10.626821	3.44%	110

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	10.628529	11.652789	9.64%	0
2013	7.887676	10.628529	34.75%	0
2012	6.751459	7.887676	16.83%	0
2011	6.755696	6.751459	-0.06%	0
2010	5.586149	6.755696	20.94%	0
2009	3.919710	5.586149	42.51%	0
2008	8.919058	3.919710	-56.05%	0
2007	7.412676	8.919058	20.32%	0
2006	7.197447	7.412676	2.99%	0
2005	6.759816	7.197447	6.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	11.810918	12.843449	8.74%	243
2013	8.866465	11.810918	33.21%	0
2012	7.915072	8.866465	12.02%	0
2011	8.081337	7.915072	-2.06%	140
2010	6.660623	8.081337	21.33%	0
2009	5.314525	6.660623	25.33%	57
2008	10.299075	5.314525	-48.40%	86
2007	8.301332	10.299075	24.07%	99
2006	7.952242	8.301332	4.39%	99
2005	7.694090	7.952242	3.36%	99
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.496150	12.352556	-1.15%	0
2013	12.068349	12.496150	3.54%	0
2012	10.806391	12.068349	11.68%	0
2011	10.631486	10.806391	1.65%	0
2010	9.553330	10.631486	11.29%	0
2009	6.793998	9.553330	40.61%	0
2008	9.270443	6.793998	-26.71%	0
2007	9.234781	9.270443	0.39%	0
2006	8.492610	9.234781	8.74%	0
2005	8.469429	8.492610	0.27%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.493695	12.921929	3.43%	0
2013	13.020794	12.493695	-4.05%	0
2012	12.588211	13.020794	3.44%	0
2011	12.005169	12.588211	4.86%	0
2010	11.399748	12.005169	5.31%	0
2009	10.076699	11.399748	13.13%	0
2008	10.659989	10.076699	-5.47%	0
2007	10.460531	10.659989	1.91%	0
2006	10.254255	10.460531	2.01%	0
2005	10.270637	10.254255	-0.16%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	14.711311	15.279134	3.86%	0
2013	11.055237	14.711311	33.07%	0
2012	9.851380	11.055237	12.22%	0
2011	11.281679	9.851380	-12.68%	109
2010	8.962645	11.281679	25.87%	108
2009	6.545147	8.962645	36.94%	121
2008	11.063830	6.545147	-40.84%	32
2007	9.796829	11.063830	12.93%	0
2006*	10.000000	9.796829	-2.03%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	13.475538	12.103463	-10.18%	0
2013	10.568187	13.475538	27.51%	0
2012	8.964905	10.568187	17.88%	0
2011	11.074247	8.964905	-19.05%	0
2010	10.021101	11.074247	10.51%	0
2009	8.104022	10.021101	23.66%	0
2008	14.762178	8.104022	-45.10%	0
2007	12.879820	14.762178	14.61%	0
2006	11.164941	12.879820	15.36%	0
2005	9.594958	11.164941	16.36%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	19.254265	20.090872	4.35%	78
2013	15.092274	19.254265	27.58%	78
2012	12.141909	15.092274	24.30%	0
2011	13.619716	12.141909	-10.85%	0
2010	11.012465	13.619716	23.68%	0
2009	7.154014	11.012465	53.93%	0
2008	14.983218	7.154014	-52.25%	0
2007	14.509632	14.983218	3.26%	0
2006	12.767144	14.509632	13.65%	0
2005	12.728329	12.767144	0.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	135
2009	6.557922	8.353912	27.39%	131
2008*	10.000000	6.557922	-34.42%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	101
2010	10.230415	11.273453	10.20%	216
2009	7.714445	10.230415	32.61%	217
2008	11.213757	7.714445	-31.21%	0
2007	11.052167	11.213757	1.46%	0
2006*	10.000000	11.052167	10.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.520557	14.282121	-1.64%	0
2013	10.897824	14.520557	33.24%	0
2012	9.412717	10.897824	15.78%	0
2011	10.000102	9.412717	-5.87%	0
2010	7.974301	10.000102	25.40%	0
2009	6.313079	7.974301	26.31%	0
2008	9.637355	6.313079	-34.49%	33
2007	10.095671	9.637355	-4.54%	0
2006*	10.000000	10.095671	0.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.528327	15.276252	-12.85%	0
2013	14.538729	17.528327	20.56%	0
2012	12.535390	14.538729	15.98%	0
2011	14.311847	12.535390	-12.41%	0
2010	13.465376	14.311847	6.29%	0
2009	10.024813	13.465376	34.32%	0
2008	17.151710	10.024813	-41.55%	0
2007	15.147935	17.151710	13.23%	0
2006	12.726343	15.147935	19.03%	0
2005	11.777881	12.726343	8.05%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.605321	-13.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.936221	-0.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.754724	11.044458	2.69%	0
2013	9.218703	10.754724	16.66%	0
2012	8.086569	9.218703	14.00%	0
2011	9.820459	8.086569	-17.66%	0
2010	8.679433	9.820459	13.15%	0
2009	7.412273	8.679433	17.10%	0
2008	12.301289	7.412273	-39.74%	0
2007	11.553009	12.301289	6.48%	0
2006*	10.000000	11.553009	15.53%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.215797	13.506098	10.56%	0
2013	9.569749	12.215797	27.65%	0
2012	8.450993	9.569749	13.24%	0
2011	9.031492	8.450993	-6.43%	0
2010	7.436685	9.031492	21.45%	0
2009	5.281907	7.436685	40.80%	0
2008	8.996461	5.281907	-41.29%	0
2007	10.271317	8.996461	-12.41%	0
2006*	10.000000	10.271317	2.71%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.107419	13.679288	4.36%	0
2013	11.722348	13.107419	11.82%	0
2012	10.580783	11.722348	10.79%	0
2011	10.747997	10.580783	-1.56%	0
2010	9.939786	10.747997	8.13%	0
2009	8.089972	9.939786	22.87%	0
2008	11.362819	8.089972	-28.80%	0
2007	10.958171	11.362819	3.69%	0
2006*	10.000000	10.958171	9.58%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.021813	14.757083	5.24%	0
2013	10.762556	14.021813	30.28%	0
2012	9.528039	10.762556	12.96%	0
2011	10.184641	9.528039	-6.45%	0
2010	8.929867	10.184641	14.05%	0
2009	6.864739	8.929867	30.08%	0
2008	11.400160	6.864739	-39.78%	0
2007	11.338768	11.400160	0.54%	0
2006*	10.000000	11.338768	13.39%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	15.830462	15.871370	0.26%	0
2013	15.073728	15.830462	5.02%	0
2012	13.418586	15.073728	12.33%	0
2011	13.724761	13.418586	-2.23%	0
2010	12.157285	13.724761	12.89%	0
2009	7.195601	12.157285	68.95%	0
2008	10.507832	7.195601	-31.52%	0
2007	10.526983	10.507832	-0.18%	0
2006*	10.000000	10.526983	5.27%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.465727	17.809931	-3.55%	0
2013	13.802402	18.465727	33.79%	0
2012	11.809753	13.802402	16.87%	0
2011	12.658270	11.809753	-6.70%	0
2010	10.618872	12.658270	19.21%	0
2009	6.963081	10.618872	52.50%	0
2008	11.593402	6.963081	-39.94%	0
2007	10.753261	11.593402	7.81%	0
2006*	10.000000	10.753261	7.53%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.339298	16.125704	-1.31%	0
2013	12.530912	16.339298	30.39%	0
2012	10.940534	12.530912	14.54%	0
2011	12.092493	10.940534	-9.53%	0
2010	10.496119	12.092493	15.56%	0
2009	7.456692	10.496119	40.76%	0
2008	10.658612	7.456692	-30.04%	0
2007	10.700720	10.658612	-0.39%	0
2006*	10.000000	10.700720	7.01%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.354007	14.209677	6.41%	0
2013	9.660688	13.354007	38.23%	0
2012	8.855298	9.660688	9.10%	0
2011	9.235025	8.855298	-4.11%	0
2010	7.258063	9.235025	27.24%	0
2009	5.489349	7.258063	32.22%	0
2008	10.635907	5.489349	-48.39%	0
2007	10.299295	10.635907	3.27%	0
2006*	10.000000	10.299295	2.99%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.495474	12.955657	12.70%	0
2013	9.163169	11.495474	25.45%	0
2012	8.462989	9.163169	8.27%	0
2011	9.043815	8.462989	-6.42%	0
2010	7.927350	9.043815	14.08%	0
2009	6.081609	7.927350	30.35%	0
2008	9.881988	6.081609	-38.46%	0
2007	10.771360	9.881988	-8.26%	0
2006*	10.000000	10.771360	7.71%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.941880	10.898141	-8.74%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.163090	13.959984	6.05%	0
2013	9.604186	13.163090	37.06%	0
2012*	10.000000	9.604186	-3.96%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.795037	15.651508	5.79%	0
2013	10.821283	14.795037	36.72%	0
2012	9.757969	10.821283	10.90%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	16.707533	17.671043	5.77%	0
2013	13.217254	16.707533	26.41%	0
2012	11.867771	13.217254	11.37%	0
2011	12.141870	11.867771	-2.26%	0
2010	11.332005	12.141870	7.15%	0
2009	9.031264	11.332005	25.48%	0
2008	13.219322	9.031264	-31.68%	0
2007	12.503448	13.219322	5.73%	0
2006	10.954242	12.503448	14.14%	0
2005	10.634975	10.954242	3.00%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.225692	13.036967	6.64%	0
2013	9.985846	12.225692	22.43%	0
2012	9.070303	9.985846	10.09%	0
2011*	10.000000	9.070303	-9.30%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.232463	20.168393	17.04%	0
2013	12.537060	17.232463	37.45%	0
2012	10.603661	12.537060	18.23%	0
2011	10.429750	10.603661	1.67%	0
2010	10.128170	10.429750	2.98%	0
2009	8.111203	10.128170	24.87%	0
2008	11.619347	8.111203	-30.19%	0
2007	10.622791	11.619347	9.38%	0
2006*	10.000000	10.622791	6.23%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	10.793730	12.099706	12.10%	0
2013	10.745018	10.793730	0.45%	0
2012	8.575706	10.745018	25.30%	0
2011	9.378730	8.575706	-8.56%	0
2010	8.160324	9.378730	14.93%	0
2009	6.343887	8.160324	28.63%	0
2008	11.719309	6.343887	-45.87%	0
2007	12.687244	11.719309	-7.63%	0
2006*	10.000000	12.687244	26.87%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	20.645968	20.258610	-1.88%	0
2013	17.737685	20.645968	16.40%	0
2012	15.699118	17.737685	12.99%	0
2011	17.212032	15.699118	-8.79%	0
2010	15.593097	17.212032	10.38%	0
2009	11.789026	15.593097	32.27%	0
2008	20.219339	11.789026	-41.69%	0
2007	18.023583	20.219339	12.18%	0
2006	14.370444	18.023583	25.42%	0
2005	12.459016	14.370444	15.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	26.867775	24.892989	-7.35%	0
2013	21.954356	26.867775	22.38%	0
2012	18.837087	21.954356	16.55%	0
2011	20.755721	18.837087	-9.24%	56
2010	19.528147	20.755721	6.29%	58
2009*	10.000000	19.528147	22.30%	54

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.434550	22.358932	-0.34%	133
2013	20.759486	22.434550	8.07%	65
2012	17.892203	20.759486	16.03%	61
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	20.832055	21.977042	5.50%	0
2013	16.392790	20.832055	27.08%	0
2012	14.760832	16.392790	11.06%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.344548	13.095293	6.08%	0
2013	9.643588	12.344548	28.01%	0
2012	7.961469	9.643588	21.13%	0
2011	8.747446	7.961469	-8.99%	0
2010	8.399844	8.747446	4.14%	279
2009	5.882077	8.399844	42.80%	261
2008	10.800350	5.882077	-45.54%	0
2007	8.083227	10.800350	33.61%	0
2006	7.574085	8.083227	6.72%	0
2005	6.880030	7.574085	10.09%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.210924	6.642097	6.94%	0
2013	4.690536	6.210924	32.41%	195
2012	4.025447	4.690536	16.52%	0
2011	4.505956	4.025447	-10.66%	0
2010	3.703644	4.505956	21.66%	0
2009	2.413657	3.703644	53.45%	0
2008	4.405086	2.413657	-45.21%	0
2007	3.701531	4.405086	19.01%	0
2006	3.509816	3.701531	5.46%	0
2005	3.216948	3.509816	9.10%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	12.769288	10.976947	-14.04%	0
2013	11.424826	12.769288	11.77%	0
2012	10.321973	11.424826	10.68%	0
2011	15.598174	10.321973	-33.83%	0
2010	12.757117	15.598174	22.27%	0
2009	7.284215	12.757117	75.13%	0
2008	15.592266	7.284215	-53.28%	0
2007	12.455029	15.592266	25.19%	0
2006	8.684672	12.455029	43.41%	0
2005	6.729816	8.684672	29.05%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	20.584922	23.173500	12.58%	71
2013	15.908951	20.584922	29.39%	146
2012	13.513920	15.908951	17.72%	155
2011	13.525017	13.513920	-0.08%	0
2010	11.201705	13.525017	20.74%	0
2009	9.040208	11.201705	23.91%	0
2008	13.839883	9.040208	-34.68%	0
2007	13.813978	13.839883	0.19%	0
2006	12.088133	13.813978	14.28%	0
2005	11.316668	12.088133	6.82%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.395513	-6.04%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.471412	18.520411	-9.53%	0
2013	14.822133	20.471412	38.11%	74
2012	12.536483	14.822133	18.23%	82
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.351373	19.778752	7.78%	0
2013	13.838132	18.351373	32.61%	0
2012	12.210767	13.838132	13.33%	0
2011	12.543393	12.210767	-2.65%	0
2010	11.531909	12.543393	8.77%	0
2009	9.629397	11.531909	19.76%	0
2008	14.639860	9.629397	-34.22%	43
2007	13.914350	14.639860	5.21%	0
2006	11.805572	13.914350	17.86%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.526499	14.367827	-1.09%	425
2013	11.637191	14.526499	24.83%	101
2012	10.264305	11.637191	13.38%	213
2011	10.684664	10.264305	-3.93%	108
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.415602	8.074143	8.88%	0
2013	5.844248	7.415602	26.89%	0
2012	5.241106	5.844248	11.51%	0
2011	5.396019	5.241106	-2.87%	0
2010	4.626753	5.396019	16.63%	0
2009	3.544436	4.626753	30.54%	0
2008	5.913085	3.544436	-40.06%	0
2007	5.058202	5.913085	16.90%	0
2006	4.871231	5.058202	3.84%	0
2005	4.676487	4.871231	4.16%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.560756	21.640118	10.63%	97
2013	15.163535	19.560756	29.00%	95
2012	13.522644	15.163535	12.13%	94
2011	13.737383	13.522644	-1.56%	92
2010	12.379408	13.737383	10.97%	90
2009*	10.000000	12.379408	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	1,472
2012	9.679028	10.953289	13.17%	1,697
2011	9.805182	9.679028	-1.29%	1,472
2010	8.950048	9.805182	9.55%	1,472
2009	7.415149	8.950048	20.70%	1,472
2008	10.797061	7.415149	-31.32%	0
2007	10.402421	10.797061	3.79%	0
2006*	10.000000	10.402421	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	0
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	131
2009	6.096694	8.274989	35.73%	131
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	16.599371	16.648216	0.29%	0
2013	15.851675	16.599371	4.72%	0
2012	14.149413	15.851675	12.03%	0
2011	13.934927	14.149413	1.54%	0
2010	12.591881	13.934927	10.67%	0
2009	8.818504	12.591881	42.79%	39
2008	12.521823	8.818504	-29.57%	58
2007	12.415842	12.521823	0.85%	67
2006	11.477315	12.415842	8.18%	67
2005	11.461933	11.477315	0.13%	67
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	12.417122	13.257326	6.77%	0
2013	9.360271	12.417122	32.66%	246
2012	8.079473	9.360271	15.85%	0
2011	8.457532	8.079473	-4.47%	281
2010	7.469516	8.457532	13.23%	0
2009	5.941349	7.469516	25.72%	0
2008	9.641992	5.941349	-38.38%	204
2007	10.083630	9.641992	-4.38%	170
2006	8.895000	10.083630	13.36%	170
2005	8.723996	8.895000	1.96%	170
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.008002	12.518851	4.25%	0
2013	8.537027	12.008002	40.66%	0
2012	7.464812	8.537027	14.36%	0
2011	8.635830	7.464812	-13.56%	0
2010	7.637902	8.635830	13.07%	0
2009	5.105704	7.637902	49.60%	0
2008*	10.000000	5.105704	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.262523	14.346007	8.17%	0
2013	9.772315	13.262523	35.72%	0
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
2010	7.830477	9.464268	20.86%	0
2009	6.087100	7.830477	28.64%	0
2008*	10.000000	6.087100	-39.13%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.797543	12.065292	2.27%	0
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.503778	11.819459	2.74%	0
2013	11.991797	11.503778	-4.07%	0
2012	11.379838	11.991797	5.38%	0
2011	10.915246	11.379838	4.26%	0
2010	10.425092	10.915246	4.70%	0
2009	9.798799	10.425092	6.39%	0
2008*	10.000000	9.798799	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	20.181968	18.650951	-7.59%	0
2013	20.483275	20.181968	-1.47%	0
2012	17.868542	20.483275	14.63%	0
2011	23.536301	17.868542	-24.08%	0
2010	20.714473	23.536301	13.62%	0
2009	12.969062	20.714473	59.72%	0
2008	31.397914	12.969062	-58.69%	0
2007	22.054946	31.397914	42.36%	0
2006	16.493390	22.054946	33.72%	0
2005	12.713638	16.493390	29.73%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.093463	14.413198	2.27%	0
2013	15.019657	14.093463	-6.17%	0
2012	14.902812	15.019657	0.78%	0
2011	14.206388	14.902812	4.90%	0
2010	13.863022	14.206388	2.48%	0
2009	13.803730	13.863022	0.43%	0
2008	13.102704	13.803730	5.35%	125
2007	12.503923	13.102704	4.79%	92
2006	12.371062	12.503923	1.07%	92
2005	12.248814	12.371062	1.00%	92
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.392982	12.065941	-2.64%	0
2013	10.753942	12.392982	15.24%	0
2012	9.511775	10.753942	13.06%	0
2011	10.777854	9.511775	-11.75%	0
2010	9.727222	10.777854	10.80%	0
2009	7.667186	9.727222	26.87%	0
2008	14.533790	7.667186	-47.25%	0
2007	11.689259	14.533790	24.33%	0
2006	8.988342	11.689259	30.05%	0
2005	7.057732	8.988342	27.35%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
2007	10.802306	11.555148	6.97%	0
2006*	10.000000	10.802306	8.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.754166	17.202443	2.68%	168
2013	13.462653	16.754166	24.45%	168
2012	11.877297	13.462653	13.35%	168
2011	12.640935	11.877297	-6.04%	168
2010	11.275573	12.640935	12.11%	168
2009	9.063460	11.275573	24.41%	168
2008	14.674212	9.063460	-38.24%	0
2007	14.162292	14.674212	3.61%	0
2006	12.389980	14.162292	14.30%	0
2005	11.736943	12.389980	5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.393321	12.592217	1.60%	99
2013	12.088038	12.393321	2.53%	99
2012	11.752368	12.088038	2.86%	99
2011	11.673957	11.752368	0.67%	99
2010	11.272269	11.673957	3.56%	99
2009	10.565944	11.272269	6.68%	99
2008	11.496047	10.565944	-8.09%	0
2007	11.155745	11.496047	3.05%	0
2006	10.743737	11.155745	3.83%	0
2005	10.633118	10.743737	1.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.978033	15.407481	2.87%	99
2013	13.131451	14.978033	14.06%	99
2012	12.117394	13.131451	8.37%	99
2011	12.394401	12.117394	-2.23%	99
2010	11.426058	12.394401	8.47%	99
2009	9.806543	11.426058	16.51%	99
2008	13.055741	9.806543	-24.89%	0
2007	12.635905	13.055741	3.32%	0
2006	11.602141	12.635905	8.91%	0
2005	11.260586	11.602141	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.155500	16.583292	2.65%	98
2013	13.498218	16.155500	19.69%	98
2012	12.133016	13.498218	11.25%	98
2011	12.674949	12.133016	-4.28%	98
2010	11.485760	12.674949	10.35%	98
2009	9.441190	11.485760	21.66%	98
2008	14.070907	9.441190	-32.90%	0
2007	13.555454	14.070907	3.80%	0
2006	12.100071	13.555454	12.03%	0
2005	11.554315	12.100071	4.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.903739	14.242323	2.44%	99
2013	12.866162	13.903739	8.06%	99
2012	12.177236	12.866162	5.66%	99
2011	12.198921	12.177236	-0.18%	99
2010	11.494305	12.198921	6.13%	99
2009	10.258994	11.494305	12.04%	99
2008	12.347458	10.258994	-16.91%	0
2007	11.927822	12.347458	3.52%	0
2006	11.247978	11.927822	6.04%	0
2005	11.006534	11.247978	2.19%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.316866	21.618409	6.41%	384
2013	15.196167	20.316866	33.70%	383
2012	13.092386	15.196167	16.07%	382
2011	13.692136	13.092386	-4.38%	380
2010	12.867621	13.692136	6.41%	469
2009*	10.000000	12.867621	28.68%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.097809	0.98%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	27.751036	29.697228	7.01%	0
2013	21.326835	27.751036	30.12%	0
2012	18.563976	21.326835	14.88%	0
2011	19.476305	18.563976	-4.68%	61
2010	15.779485	19.476305	23.43%	0
2009	11.798022	15.779485	33.75%	0
2008	18.987431	11.798022	-37.86%	0
2007	18.052218	18.987431	5.18%	0
2006	16.796167	18.052218	7.48%	0
2005	15.319315	16.796167	9.64%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.649746	9.437444	-2.20%	0
2013	9.866813	9.649746	-2.20%	0
2012	10.089373	9.866813	-2.21%	0
2011	10.315697	10.089373	-2.19%	0
2010	10.547730	10.315697	-2.20%	0
2009	10.780474	10.547730	-2.16%	0
2008	10.801157	10.780474	-0.19%	20
2007	10.540307	10.801157	2.47%	0
2006	10.309696	10.540307	2.24%	0
2005	10.267038	10.309696	0.42%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.211127	15.454234	1.60%	97
2013	15.730200	15.211127	-3.30%	0
2012	14.329551	15.730200	9.77%	79
2011	13.880944	14.329551	3.23%	159
2010	12.834262	13.880944	8.16%	0
2009	10.550599	12.834262	21.64%	0
2008	13.043358	10.550599	-19.11%	0
2007	12.748732	13.043358	2.31%	0
2006	12.433153	12.748732	2.54%	0
2005	12.440836	12.433153	-0.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	17.821099	17.253262	-3.19%	0
2013	15.014367	17.821099	18.69%	0
2012	13.244633	15.014367	13.36%	0
2011	14.934282	13.244633	-11.31%	0
2010	13.378560	14.934282	11.63%	0
2009*	10.000000	13.378560	33.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.970066	-10.30%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.802786	13.827834	8.01%	93
2013	9.715408	12.802786	31.78%	93
2012	8.538057	9.715408	13.79%	93
2011	8.991007	8.538057	-5.04%	93
2010	7.958679	8.991007	12.97%	93
2009	6.270513	7.958679	26.92%	0
2008*	10.000000	6.270513	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.561867	15.739454	8.09%	100
2013	10.993343	14.561867	32.46%	0
2012	9.541790	10.993343	15.21%	0
2011	10.360058	9.541790	-7.90%	0
2010*	10.000000	10.360058	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.645618	13.883860	1.75%	227
2013	10.041657	13.645618	35.89%	226
2012	8.936213	10.041657	12.37%	223
2011	9.540351	8.936213	-6.33%	221
2010	7.691865	9.540351	24.03%	218
2009	6.186904	7.691865	24.32%	291
2008*	10.000000	6.186904	-38.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.337307	16.408460	14.45%	696
2013	10.804765	14.337307	32.69%	694
2012	9.496154	10.804765	13.78%	692
2011	9.940108	9.496154	-4.47%	689
2010	8.495635	9.940108	17.00%	687
2009	6.658061	8.495635	27.60%	687
2008*	10.000000	6.658061	-33.42%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	19.161587	19.266874	0.55%	354
2013	13.578402	19.161587	41.12%	352
2012	12.239809	13.578402	10.94%	351
2011	12.596266	12.239809	-2.83%	349
2010	10.266672	12.596266	22.69%	347
2009	8.235950	10.266672	24.66%	347
2008	15.717907	8.235950	-47.60%	217
2007	14.645439	15.717907	7.32%	217
2006	14.508796	14.645439	0.94%	218
2005	13.723755	14.508796	5.72%	116
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	31.973615	33.466020	4.67%	243
2013	23.285056	31.973615	37.31%	290
2012	19.768284	23.285056	17.79%	243
2011	21.291755	19.768284	-7.16%	243
2010	17.195450	21.291755	23.82%	243
2009	13.930430	17.195450	23.44%	243
2008	20.994710	13.930430	-33.65%	246
2007	23.059585	20.994710	-8.95%	246
2006	20.100696	23.059585	14.72%	254
2005	19.938786	20.100696	0.81%	183
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	29.955935	29.535637	-1.40%	28
2013	21.737266	29.955935	37.81%	27
2012	19.244030	21.737266	12.96%	26
2011	20.834303	19.244030	-7.63%	25
2010	16.998540	20.834303	22.57%	24
2009	12.903236	16.998540	31.74%	24
2008	21.345940	12.903236	-39.55%	108
2007	21.373134	21.345940	-0.13%	91
2006	19.504567	21.373134	9.58%	91
2005	17.754986	19.504567	9.85%	91
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	11.932087	13.087197	9.68%	447
2013	9.306013	11.932087	28.22%	447
2012	8.331552	9.306013	11.70%	447
2011	8.473768	8.331552	-1.68%	447
2010	7.637082	8.473768	10.96%	447
2009	6.192790	7.637082	23.32%	447
2008	10.834878	6.192790	-42.84%	481
2007	10.241994	10.834878	5.79%	481
2006	9.215792	10.241994	11.14%	490
2005	8.769845	9.215792	5.09%	324

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.772528	13.578923	26.05%	1,383
2013	10.689351	10.772528	0.78%	1,381
2012	9.440062	10.689351	13.23%	1,379
2011	9.062776	9.440062	4.16%	1,376
2010	7.118002	9.062776	27.32%	1,374
2009	5.562940	7.118002	27.95%	1,374
2008*	10.000000	5.562940	-44.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.694571	9.539127	-1.60%	0
2013	9.851884	9.694571	-1.60%	0
2012	9.630564	9.851884	2.30%	0
2011	9.818249	9.630564	-1.91%	0
2010	9.535164	9.818249	2.97%	0
2009	8.603081	9.535164	10.83%	0
2008	10.161177	8.603081	-15.33%	0
2007	9.917761	10.161177	2.45%	0
2006	9.731335	9.917761	1.92%	0
2005	9.808073	9.731335	-0.78%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	16.263443	16.457636	1.19%	0
2013	11.402633	16.263443	42.63%	0
2012	10.714572	11.402633	6.42%	0
2011	11.072533	10.714572	-3.23%	0
2010	9.465140	11.072533	16.98%	0
2009	7.884137	9.465140	20.05%	0
2008	13.319541	7.884137	-40.81%	0
2007	13.551102	13.319541	-1.71%	0
2006	13.163790	13.551102	2.94%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.373506	18.755328	7.95%	0
2013	12.909635	17.373506	34.58%	86
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
2010	10.443480	12.548331	20.15%	0
2009	8.125014	10.443480	28.53%	0
2008	13.719597	8.125014	-40.78%	0
2007	13.037326	13.719597	5.23%	0
2006	11.723327	13.037326	11.21%	0
2005	11.217069	11.723327	4.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	13.583846	15.332095	12.87%	0
2013	10.705504	13.583846	26.89%	0
2012	9.592505	10.705504	11.60%	0
2011	9.921860	9.592505	-3.32%	0
2010	9.271764	9.921860	7.01%	0
2009	6.559913	9.271764	41.34%	570
2008	12.312209	6.559913	-46.72%	356
2007	11.030000	12.312209	11.62%	366
2006	10.447082	11.030000	5.58%	370
2005	10.163198	10.447082	2.79%	223
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.172786	13.628119	3.46%	0
2013	9.904772	13.172786	32.99%	0
2012	8.697605	9.904772	13.88%	0
2011	8.796462	8.697605	-1.12%	0
2010	7.056151	8.796462	24.66%	0
2009	5.440766	7.056151	29.69%	0
2008	10.923198	5.440766	-50.19%	0
2007	10.505043	10.923198	3.98%	0
2006	10.432419	10.505043	0.70%	0
2005	9.495781	10.432419	9.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	16.228747	16.235507	0.04%	588
2013	13.034339	16.228747	24.51%	258
2012	10.990958	13.034339	18.59%	258
2011	12.253678	10.990958	-10.30%	258
2010	10.804180	12.253678	13.42%	258
2009	7.903754	10.804180	36.70%	263
2008	13.512292	7.903754	-41.51%	77
2007	12.996648	13.512292	3.97%	78
2006	11.290616	12.996648	15.11%	102
2005	10.098870	11.290616	11.80%	102
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.902607	9.959666	0.58%	0
2013	10.138795	9.902607	-2.33%	0
2012*	10.000000	10.138795	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.978848	-10.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	13.053083	14.132321	8.27%	606
2013	10.128385	13.053083	28.88%	604
2012	8.861612	10.128385	14.30%	602
2011	9.061844	8.861612	-2.21%	599
2010	7.980089	9.061844	13.56%	596
2009	6.360525	7.980089	25.46%	596
2008	10.570308	6.360525	-39.83%	475
2007	10.351457	10.570308	2.11%	475
2006	9.201145	10.351457	12.50%	483
2005	8.876997	9.201145	3.65%	317
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.400008	15.763846	9.47%	0
2013	10.441140	14.400008	37.92%	0
2012	9.048894	10.441140	15.39%	0
2011	9.461389	9.048894	-4.36%	0
2010	7.839168	9.461389	20.69%	0
2009	5.842436	7.839168	34.18%	0
2008	9.609304	5.842436	-39.20%	0
2007	9.947032	9.609304	-3.40%	0
2006*	10.000000	9.947032	-0.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.641462	-3.59%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	92
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	106
2009*	10.000000	10.883488	8.83%	98
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.515090	12.618133	0.82%	0
2013	14.095886	12.515090	-11.21%	0
2012	13.253530	14.095886	6.36%	0
2011	12.134853	13.253530	9.22%	0
2010	11.476881	12.134853	5.73%	0
2009	9.915845	11.476881	15.74%	0
2008	10.904917	9.915845	-9.07%	0
2007	10.078622	10.904917	8.20%	0
2006*	10.000000	10.078622	0.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	13.811131	14.084167	1.98%	0
2013	14.403487	13.811131	-4.11%	0
2012	13.438263	14.403487	7.18%	0
2011	13.261679	13.438263	1.33%	0
2010	12.542389	13.261679	5.73%	0
2009	11.246785	12.542389	11.52%	0
2008	10.978439	11.246785	2.44%	0
2007	10.324127	10.978439	6.34%	0
2006*	10.000000	10.324127	3.24%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	138
2012	9.943457	10.647977	7.09%	117
2011*	10.000000	9.943457	-0.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	12.987446	12.247146	-5.70%	0
2013	10.976019	12.987446	18.33%	0
2012	10.430309	10.976019	5.23%	0
2011	12.132822	10.430309	-14.03%	0
2010	9.545511	12.132822	27.11%	0
2009	6.175635	9.545511	54.57%	0
2008	11.131557	6.175635	-44.52%	0
2007	10.947913	11.131557	1.68%	0
2006*	10.000000	10.947913	9.48%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.338927	27.386120	28.34%	62
2013	14.496145	21.338927	47.20%	71
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.351898	11.974268	5.48%	128
2013	11.644177	11.351898	-2.51%	0
2012	10.879674	11.644177	7.03%	0
2011	10.529078	10.879674	3.33%	0
2010	10.047962	10.529078	4.79%	0
2009	9.370189	10.047962	7.23%	0
2008	10.669846	9.370189	-12.18%	0
2007	10.346901	10.669846	3.12%	0
2006*	10.000000	10.346901	3.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	28.612105	28.801772	0.66%	0
2013	32.061221	28.612105	-10.76%	0
2012	27.792230	32.061221	15.36%	0
2011	26.548586	27.792230	4.68%	0
2010	24.735120	26.548586	7.33%	0
2009	19.423520	24.735120	27.35%	0
2008	23.359018	19.423520	-16.85%	0
2007	22.422608	23.359018	4.18%	0
2006	20.689585	22.422608	8.38%	0
2005	18.844947	20.689585	9.79%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	14.853490	14.839699	-0.09%	0
2013	13.098733	14.853490	13.40%	0
2012	11.765215	13.098733	11.33%	0
2011	12.488795	11.765215	-5.79%	0
2010	12.082750	12.488795	3.36%	0
2009	9.322096	12.082750	29.61%	0
2008	17.214118	9.322096	-45.85%	0
2007	15.362045	17.214118	12.06%	0
2006	12.551817	15.362045	22.39%	0
2005	11.554413	12.551817	8.63%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	31.912148	31.080388	-2.61%	0
2013	29.128592	31.912148	9.56%	10
2012	22.945511	29.128592	26.95%	45
2011	31.592570	22.945511	-27.37%	0
2010	25.466956	31.592570	24.05%	0
2009	12.214727	25.466956	108.49%	0
2008	35.464292	12.214727	-65.56%	0
2007	26.353137	35.464292	34.57%	0
2006	19.315823	26.353137	36.43%	0
2005	14.961568	19.315823	29.10%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	36.532447	28.902314	-20.89%	0
2013	33.794379	36.532447	8.10%	0
2012	33.424769	33.794379	1.11%	0
2011	40.904887	33.424769	-18.29%	0
2010	32.362732	40.904887	26.40%	0
2009	21.005424	32.362732	54.07%	0
2008	39.868718	21.005424	-47.31%	0
2007	28.048427	39.868718	42.14%	0
2006	23.035585	28.048427	21.76%	0
2005	15.528066	23.035585	48.35%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.636836	15.774873	7.78%	0
2013	11.174565	14.636836	30.98%	0
2012	9.826804	11.174565	13.72%	0
2011	10.783677	9.826804	-8.87%	0
2010	9.814546	10.783677	9.87%	0
2009	7.898012	9.814546	24.27%	0
2008	12.997934	7.898012	-39.24%	0
2007	12.088802	12.997934	7.52%	0
2006	10.872485	12.088802	11.19%	0
2005	10.222262	10.872485	6.36%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.324001	22.382417	-4.04%	0
2013	15.874440	23.324001	46.93%	0
2012	15.047983	15.874440	5.49%	0
2011	16.127184	15.047983	-6.69%	0
2010	13.007237	16.127184	23.99%	0
2009*	10.000000	13.007237	30.07%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	22.938552	24.428328	6.49%	0
2013	17.049594	22.938552	34.54%	0
2012	14.723614	17.049594	15.80%	0
2011	16.483132	14.723614	-10.67%	0
2010	13.320343	16.483132	23.74%	0
2009	9.552223	13.320343	39.45%	0
2008	15.209622	9.552223	-37.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.121345	12.239591	0.98%	0
2013	13.549305	12.121345	-10.54%	0
2012	12.908526	13.549305	4.96%	0
2011	11.816879	12.908526	9.24%	0
2010	11.500113	11.816879	2.75%	0
2009	10.674445	11.500113	7.73%	0
2008	11.096433	10.674445	-3.80%	0
2007	10.368826	11.096433	7.02%	0
2006	10.441102	10.368826	-0.69%	0
2005	10.516428	10.441102	-0.72%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	12.522711	13.771530	9.97%	0
2013	9.432069	12.522711	32.77%	0
2012	8.409701	9.432069	12.16%	0
2011	8.343210	8.409701	0.80%	0
2010	7.477302	8.343210	11.58%	0
2009	6.477256	7.477302	15.44%	0
2008	10.130404	6.477256	-36.06%	0
2007	10.371892	10.130404	-2.33%	0
2006	9.061513	10.371892	14.46%	0
2005	8.859195	9.061513	2.28%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	9.259267	8.552471	-7.63%	0
2013	7.738106	9.259267	19.66%	0
2012	6.533908	7.738106	18.43%	0
2011	7.599254	6.533908	-14.02%	0
2010	6.861833	7.599254	10.75%	0
2009	5.247845	6.861833	30.76%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.126142	18.352210	13.80%	0
2013	12.678846	16.126142	27.19%	0
2012	11.150678	12.678846	13.70%	0
2011	11.486505	11.150678	-2.92%	0
2010	9.853515	11.486505	16.57%	0
2009	7.757379	9.853515	27.02%	0
2008	10.490382	7.757379	-26.05%	0
2007	10.986503	10.490382	-4.52%	0
2006*	10.000000	10.986503	9.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	22.818660	25.222848	10.54%	0
2013	17.721242	22.818660	28.76%	0
2012	15.823677	17.721242	11.99%	0
2011	16.024608	15.823677	-1.25%	0
2010	14.453148	16.024608	10.87%	0
2009	12.335575	14.453148	17.17%	115
2008	17.234872	12.335575	-28.43%	133
2007	18.589009	17.234872	-7.28%	110
2006	16.026138	18.589009	15.99%	108
2005	15.608228	16.026138	2.68%	107
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	21.442684	22.033685	2.76%	0
2013	15.588913	21.442684	37.55%	33
2012	13.779417	15.588913	13.13%	33
2011	14.017079	13.779417	-1.70%	33
2010	11.396127	14.017079	23.00%	33
2009	9.324820	11.396127	22.21%	33
2008	13.808682	9.324820	-32.47%	33
2007	14.221505	13.808682	-2.90%	33
2006	12.715512	14.221505	11.84%	30
2005	12.129884	12.715512	4.83%	24

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	8.996288	9.976901	10.90%	0
2013	6.850509	8.996288	31.32%	0
2012	6.259052	6.850509	9.45%	0
2011	6.345630	6.259052	-1.36%	0
2010	5.653903	6.345630	12.23%	633
2009	4.324325	5.653903	30.75%	633
2008	6.746523	4.324325	-35.90%	633
2007	6.404072	6.746523	5.35%	0
2006	5.999106	6.404072	6.75%	0
2005	5.922656	5.999106	1.29%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	11.776854	13.057314	10.87%	0
2013	9.125191	11.776854	29.06%	23
2012	8.066253	9.125191	13.13%	23
2011	8.099441	8.066253	-0.41%	23
2010	7.215119	8.099441	12.26%	23
2009	5.842587	7.215119	23.49%	23
2008	9.509256	5.842587	-38.56%	23
2007	9.243565	9.509256	2.87%	23
2006	8.186900	9.243565	12.91%	21
2005	7.999480	8.186900	2.34%	16
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	13.188128	13.934526	5.66%	191
2013	11.140524	13.188128	18.38%	188
2012	10.321021	11.140524	7.94%	178
2011	9.685194	10.321021	6.56%	186
2010	8.591886	9.685194	12.72%	195
2009	7.171759	8.591886	19.80%	190
2008	10.414758	7.171759	-31.14%	214
2007	9.946363	10.414758	4.71%	207
2006	8.735295	9.946363	13.86%	201
2005	8.560978	8.735295	2.04%	192
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	15.179010	13.454520	-11.36%	0
2013	12.625198	15.179010	20.23%	0
2012	11.464381	12.625198	10.13%	0
2011	14.386819	11.464381	-20.31%	0
2010	14.090000	14.386819	2.11%	0
2009	11.005554	14.090000	28.03%	0
2008	17.963567	11.005554	-38.73%	0
2007	17.646370	17.963567	1.80%	0
2006	14.724044	17.646370	19.85%	0
2005	13.461406	14.724044	9.38%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	14.933157	14.829816	-0.69%	0
2013	10.283890	14.933157	45.21%	0
2012	8.726631	10.283890	17.84%	0
2011	10.361936	8.726631	-15.78%	0
2010	8.082504	10.361936	28.20%	0
2009	6.560427	8.082504	23.20%	0
2008	10.754877	6.560427	-39.00%	0
2007	12.372269	10.754877	-13.07%	0
2006	12.196501	12.372269	1.44%	0
2005	11.792302	12.196501	3.43%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.847796	-1.52%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.821691	16.052357	1.46%	160
2013	16.020079	15.821691	-1.24%	160
2012	14.937513	16.020079	7.25%	160
2011	14.940862	14.937513	-0.02%	160
2010	14.086697	14.940862	6.06%	88
2009	11.965619	14.086697	17.73%	88
2008	13.203298	11.965619	-9.37%	0
2007	12.818721	13.203298	3.00%	0
2006	12.589947	12.818721	1.82%	0
2005	12.713989	12.589947	-0.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	12.813948	13.070419	2.00%	0
2013	11.560576	12.813948	10.84%	0
2012	10.589835	11.560576	9.17%	0
2011	10.863916	10.589835	-2.52%	0
2010	9.858204	10.863916	10.20%	0
2009	8.123128	9.858204	21.36%	0
2008	11.091718	8.123128	-26.76%	0
2007	10.445326	11.091718	6.19%	0
2006*	10.000000	10.445326	4.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.658807	12.951132	2.31%	0
2013	11.168229	12.658807	13.35%	0
2012	10.094610	11.168229	10.64%	0
2011	10.443931	10.094610	-3.34%	0
2010	9.329477	10.443931	11.95%	0
2009	7.411458	9.329477	25.88%	0
2008	11.268405	7.411458	-34.23%	0
2007	10.465181	11.268405	7.68%	0
2006*	10.000000	10.465181	4.65%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	12.811636	13.132170	2.50%	0
2013	10.787447	12.811636	18.76%	0
2012	9.556718	10.787447	12.88%	0
2011	10.047140	9.556718	-4.88%	0
2010	8.860551	10.047140	13.39%	0
2009	6.898157	8.860551	28.45%	0
2008	11.396683	6.898157	-39.47%	0
2007	10.485193	11.396683	8.69%	0
2006*	10.000000	10.485193	4.85%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	16.547216	18.086256	9.30%	0
2013	12.907718	16.547216	28.20%	0
2012	11.353861	12.907718	13.69%	0
2011	11.929256	11.353861	-4.82%	0
2010	10.420754	11.929256	14.48%	0
2009	7.858046	10.420754	32.61%	0
2008	14.009256	7.858046	-43.91%	0
2007	12.197798	14.009256	14.85%	0
2006	11.181839	12.197798	9.09%	0
2005	9.789128	11.181839	14.23%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2014	11.433054	9.748848	-14.73%	0
2013	9.421309	11.433054	21.35%	0
2012	9.202992	9.421309	2.37%	0
2011	9.930805	9.202992	-7.33%	0
2010	8.525889	9.930805	16.48%	0
2009	5.910401	8.525889	44.25%	0
2008	13.262086	5.910401	-55.43%	0
2007	9.316642	13.262086	42.35%	0
2006*	10.000000	9.316642	-6.83%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.595993	16.563278	6.20%	213
2013	12.463509	15.595993	25.13%	212
2012	10.880856	12.463509	14.55%	223
2011	11.036037	10.880856	-1.41%	221
2010	9.809757	11.036037	12.50%	224
2009	7.717828	9.809757	27.11%	230
2008	13.781135	7.717828	-44.00%	225
2007	13.903021	13.781135	-0.88%	191
2006	11.843841	13.903021	17.39%	194
2005	11.456030	11.843841	3.39%	197
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	11.112281	12.176953	9.58%	0
2013	8.250889	11.112281	34.68%	0
2012	7.065966	8.250889	16.77%	0
2011	7.074015	7.065966	-0.11%	0
2010	5.852345	7.074015	20.87%	0
2009	4.108591	5.852345	42.44%	0
2008	9.353663	4.108591	-56.08%	0
2007	7.777874	9.353663	20.26%	0
2006	7.555893	7.777874	2.94%	0
2005	7.100082	7.555893	6.42%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	9.406737	10.223864	8.69%	0
2013	7.065251	9.406737	33.14%	0
2012	6.310368	7.065251	11.96%	0
2011	6.446216	6.310368	-2.11%	0
2010	5.315668	6.446216	21.27%	0
2009	4.243553	5.315668	25.26%	0
2008	8.227831	4.243553	-48.42%	0
2007	6.635254	8.227831	24.00%	0
2006	6.359482	6.635254	4.34%	0
2005	6.156179	6.359482	3.30%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.096312	12.939205	-1.20%	0
2013	12.654432	13.096312	3.49%	0
2012	11.336989	12.654432	11.62%	0
2011	11.159193	11.336989	1.59%	0
2010	10.032637	11.159193	11.23%	0
2009	7.138508	10.032637	40.54%	0
2008	9.745511	7.138508	-26.75%	0
2007	9.713021	9.745511	0.33%	0
2006	8.936966	9.713021	8.68%	0
2005	8.917105	8.936966	0.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.425685	12.845008	3.37%	0
2013	12.956551	12.425685	-4.10%	0
2012	12.532532	12.956551	3.38%	0
2011	11.958169	12.532532	4.80%	0
2010	11.360925	11.958169	5.26%	0
2009	10.047525	11.360925	13.07%	0
2008	10.634552	10.047525	-5.52%	0
2007	10.440933	10.634552	1.85%	0
2006	10.240260	10.440933	1.96%	0
2005	10.261851	10.240260	-0.21%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	14.653708	15.211527	3.81%	0
2013	11.017583	14.653708	33.00%	0
2012	9.822863	11.017583	12.16%	0
2011	11.254780	9.822863	-12.72%	0
2010	8.945832	11.254780	25.81%	0
2009	6.536210	8.945832	36.87%	0
2008	11.054388	6.536210	-40.87%	0
2007	9.793498	11.054388	12.87%	0
2006*	10.000000	9.793498	-2.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	10.773535	9.671626	-10.23%	0
2013	8.453465	10.773535	27.45%	0
2012	7.174681	8.453465	17.82%	0
2011	8.867342	7.174681	-19.09%	0
2010	8.028179	8.867342	10.45%	0
2009	6.495676	8.028179	23.59%	0
2008	11.838503	6.495676	-45.13%	0
2007	10.334267	11.838503	14.56%	0
2006	8.962888	10.334267	15.30%	0
2005	7.706474	8.962888	16.30%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	19.139589	19.960999	4.29%	0
2013	15.010058	19.139589	27.51%	0
2012	12.081950	15.010058	24.24%	0
2011	13.559393	12.081950	-10.90%	0
2010	10.969289	13.559393	23.61%	0
2009	7.129621	10.969289	53.86%	0
2008	14.939812	7.129621	-52.28%	0
2007	14.475045	14.939812	3.21%	0
2006	12.743211	14.475045	13.59%	0
2005	12.710937	12.743211	0.25%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
2008	11.204194	7.703927	-31.24%	0
2007	11.048415	11.204194	1.41%	0
2006*	10.000000	11.048415	10.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - NQ
2014	14.463720	14.218935	-1.69%	0
2013	10.860714	14.463720	33.17%	0
2012	9.385469	10.860714	15.72%	0
2011	9.976239	9.385469	-5.92%	0
2010	7.959335	9.976239	25.34%	0
2009	6.304461	7.959335	26.25%	0
2008	9.629129	6.304461	-34.53%	0
2007	10.092246	9.629129	-4.59%	0
2006*	10.000000	10.092246	0.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q
2014	18.103408	17.797027	-1.69%	0
2013	13.593737	18.103408	33.17%	0
2012	11.747255	13.593737	15.72%	0
2011	12.486678	11.747255	-5.92%	0
2010	9.962231	12.486678	25.34%	0
2009	7.890917	9.962231	26.25%	0
2008	12.052206	7.890917	-34.53%	0
2007	12.631858	12.052206	-4.59%	0
2006	11.046037	12.631858	14.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.286274	-7.14%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.424048	15.177597	-12.89%	0
2013	14.459612	17.424048	20.50%	0
2012	12.473557	14.459612	15.92%	0
2011	14.248527	12.473557	-12.46%	0
2010	13.412649	14.248527	6.23%	0
2009	9.990669	13.412649	34.25%	0
2008	17.102062	9.990669	-41.58%	0
2007	15.111846	17.102062	13.17%	0
2006	12.702493	15.111846	18.97%	0
2005	11.761811	12.702493	8.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2014*	10.000000	8.602359	-13.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2014	14.824586	12.877778	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.932813	-0.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.713236	10.996235	2.64%	0
2013	9.187834	10.713236	16.60%	0
2012	8.063611	9.187834	13.94%	0
2011	9.797584	8.063611	-17.70%	0
2010	8.663634	9.797584	13.09%	0
2009	7.402558	8.663634	17.04%	0
2008	12.291467	7.402558	-39.77%	0
2007	11.549723	12.291467	6.42%	0
2006*	10.000000	11.549723	15.50%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.168647	13.447094	10.51%	0
2013	9.537677	12.168647	27.59%	0
2012	8.426993	9.537677	13.18%	0
2011	9.010443	8.426993	-6.48%	0
2010	7.423146	9.010443	21.38%	0
2009	5.274984	7.423146	40.72%	0
2008	8.989275	5.274984	-41.32%	0
2007	10.268394	8.989275	-12.46%	0
2006*	10.000000	10.268394	2.68%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.056829	13.619523	4.31%	0
2013	11.683077	13.056829	11.76%	0
2012	10.550732	11.683077	10.73%	0
2011	10.722939	10.550732	-1.61%	0
2010	9.921689	10.722939	8.08%	0
2009	8.079371	9.921689	22.80%	0
2008	11.353748	8.079371	-28.84%	0
2007	10.955053	11.353748	3.64%	0
2006*	10.000000	10.955053	9.55%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	13.967686	14.692608	5.19%	0
2013	10.726498	13.967686	30.22%	0
2012	9.500975	10.726498	12.90%	0
2011	10.160900	9.500975	-6.49%	0
2010	8.913607	10.160900	13.99%	0
2009	6.855747	8.913607	30.02%	0
2008	11.391070	6.855747	-39.81%	0
2007	11.335551	11.391070	0.49%	0
2006*	10.000000	11.335551	13.36%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	15.769347	15.802009	0.21%	0
2013	15.023201	15.769347	4.97%	0
2012	13.380471	15.023201	12.28%	0
2011	13.692760	13.380471	-2.28%	0
2010	12.135151	13.692760	12.84%	0
2009	7.186171	12.135151	68.87%	0
2008	10.499447	7.186171	-31.56%	0
2007	10.523993	10.499447	-0.23%	0
2006*	10.000000	10.523993	5.24%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.394423	17.732094	-3.60%	0
2013	13.756135	18.394423	33.72%	0
2012	11.776193	13.756135	16.81%	0
2011	12.628750	11.776193	-6.75%	0
2010	10.599519	12.628750	19.14%	0
2009	6.953942	10.599519	52.42%	0
2008	11.584131	6.953942	-39.97%	0
2007	10.750199	11.584131	7.76%	0
2006*	10.000000	10.750199	7.50%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.276223	16.055243	-1.36%	0
2013	12.488914	16.276223	30.33%	0
2012	10.909450	12.488914	14.48%	0
2011	12.064301	10.909450	-9.57%	0
2010	10.476997	12.064301	15.15%	0
2009	7.446924	10.476997	40.69%	0
2008	10.650097	7.446924	-30.08%	0
2007	10.697676	10.650097	-0.44%	0
2006*	10.000000	10.697676	6.98%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.302465	14.147601	6.35%	0
2013	9.628315	13.302465	38.16%	0
2012	8.830141	9.628315	9.04%	0
2011	9.213502	8.830141	-4.16%	0
2010	7.244842	9.213502	27.17%	0
2009	5.482150	7.244842	32.15%	0
2008	10.627403	5.482150	-48.41%	0
2007	10.296366	10.627403	3.22%	0
2006*	10.000000	10.296366	2.96%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.451104	12.899055	12.64%	0
2013	9.132471	11.451104	25.39%	0
2012	8.438956	9.132471	8.22%	0
2011	9.022739	8.438956	-6.47%	0
2010	7.912912	9.022739	14.03%	0
2009	6.073635	7.912912	30.28%	0
2008	9.874100	6.073635	-38.49%	0
2007	10.768297	9.874100	-8.30%	0
2006*	10.000000	10.768297	7.68%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.922561	10.874938	-8.79%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.151792	13.940866	6.00%	0
2013	9.600855	13.151792	36.99%	0
2012*	10.000000	9.600855	-3.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.706995	15.550408	5.73%	0
2013	10.762399	14.706995	36.65%	0
2012	9.709845	10.762399	10.84%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	16.604330	17.552911	5.71%	0
2013	13.142322	16.604330	26.34%	0
2012	11.806537	13.142322	11.31%	0
2011	12.085377	11.806537	-2.31%	0
2010	11.285048	12.085377	7.09%	0
2009	8.998439	11.285048	25.41%	0
2008	13.178025	8.998439	-31.72%	0
2007	12.470804	13.178025	5.67%	0
2006	10.931210	12.470804	14.08%	0
2005	10.618013	10.931210	2.95%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.208991	13.012502	6.58%	0
2013	9.977301	12.208991	22.37%	0
2012	9.067183	9.977301	10.04%	0
2011*	10.000000	9.067183	-9.33%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.165966	20.080292	16.98%	0
2013	12.495071	17.165966	37.38%	0
2012	10.573567	12.495071	18.17%	0
2011	10.405458	10.573567	1.62%	0
2010	10.109751	10.405458	2.92%	0
2009	8.100580	10.109751	24.80%	0
2008	11.610079	8.100580	-30.23%	0
2007	10.619778	11.610079	9.33%	0
2006*	10.000000	10.619778	6.20%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	10.752056	12.046839	12.04%	0
2013	10.709010	10.752056	0.40%	0
2012	8.551353	10.709010	25.23%	0
2011	9.356874	8.551353	-8.61%	0
2010	8.145466	9.356874	14.87%	0
2009	6.335574	8.145466	28.57%	0
2008	11.709961	6.335574	-45.90%	0
2007	12.683645	11.709961	-7.68%	0
2006*	10.000000	12.683645	26.84%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	20.523144	20.127793	-1.93%	0
2013	17.641171	20.523144	16.34%	0
2012	15.621697	17.641171	12.93%	0
2011	17.135895	15.621697	-8.84%	0
2010	15.532049	17.135895	10.33%	0
2009	11.748888	15.532049	32.20%	0
2008	20.160830	11.748888	-41.72%	0
2007	17.980679	20.160830	12.12%	0
2006	14.343549	17.980679	25.36%	0
2005	12.442039	14.343549	15.28%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.921521	13.602270	5.27%	0
2013	9.676761	12.921521	33.53%	0
2012*	10.000000	9.676761	-3.23%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	26.689945	24.715567	-7.40%	0
2013	21.820188	26.689945	22.32%	0
2012	18.731568	21.820188	16.49%	0
2011	20.650009	18.731568	-9.29%	0
2010	19.438614	20.650009	6.23%	0
2009*	10.000000	19.438614	22.23%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.285889	22.199414	-0.39%	0
2013	20.632462	22.285889	8.01%	0
2012	17.791844	20.632462	15.97%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	20.740785	21.869565	5.44%	0
2013	16.329317	20.740785	27.02%	0
2012	14.711220	16.329317	11.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.256846	12.995594	6.03%	296
2013	9.579968	12.256846	27.94%	294
2012	7.913008	9.579968	21.07%	283
2011	8.698640	7.913008	-9.03%	301
2010	8.357247	8.698640	4.08%	371
2009	5.855251	8.357247	42.73%	359
2008	10.756603	5.855251	-45.57%	341
2007	8.054624	10.756603	33.55%	421
2006	7.551143	8.054624	6.67%	426
2005	6.862688	7.551143	10.03%	403

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.166785	6.591529	6.89%	0
2013	4.659576	6.166785	32.35%	0
2012	4.000927	4.659576	16.46%	0
2011	4.480795	4.000927	-10.71%	0
2010	3.684847	4.480795	21.60%	0
2009	2.402631	3.684847	53.37%	0
2008	4.387219	2.402631	-45.24%	0
2007	3.688412	4.387219	18.95%	0
2006	3.499173	3.688412	5.41%	0
2005	3.208834	3.499173	9.05%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	12.678606	10.893419	-14.08%	0
2013	11.349489	12.678606	11.71%	0
2012	10.259168	11.349489	10.63%	0
2011	15.511202	10.259168	-33.86%	0
2010	12.692466	15.511202	22.21%	0
2009	7.251003	12.692466	75.04%	0
2008	15.529146	7.251003	-53.31%	0
2007	12.410984	15.529146	25.12%	0
2006	8.658372	12.410984	43.34%	0
2005	6.712855	8.658372	28.98%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	20.483490	23.047524	12.52%	0
2013	15.838652	20.483490	29.33%	0
2012	13.461102	15.838652	17.66%	0
2011	13.479041	13.461102	-0.13%	0
2010	11.169317	13.479041	20.68%	0
2009	9.018677	11.169317	23.85%	0
2008	13.813999	9.018677	-34.71%	0
2007	13.795233	13.813999	0.14%	0
2006	12.077883	13.795233	14.22%	0
2005	11.312843	12.077883	6.76%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.392295	-6.08%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.349595	18.400793	-9.58%	0
2013	14.741464	20.349595	38.04%	0
2012	12.474638	14.741464	18.17%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.242159	19.650994	7.72%	0
2013	13.762809	18.242159	32.55%	0
2012	12.150524	13.762809	13.27%	0
2011	12.487881	12.150524	-2.70%	0
2010	11.486745	12.487881	8.72%	0
2009	9.596586	11.486745	19.70%	0
2008	14.597459	9.596586	-34.26%	0
2007	13.881187	14.597459	5.16%	0
2006	11.783442	13.881187	17.80%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.783693	8.470597	8.82%	0
2013	6.137477	7.783693	26.82%	0
2012	5.506896	6.137477	11.45%	0
2011	5.672554	5.506896	-2.92%	0
2010	4.866360	5.672554	16.57%	0
2009	3.729893	4.866360	30.47%	0
2008	6.225656	3.729893	-40.09%	0
2007	5.328316	6.225656	16.84%	0
2006	5.133976	5.328316	3.79%	0
2005	4.931237	5.133976	4.11%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.514139	21.577510	10.57%	127
2013	15.135135	19.514139	28.93%	129
2012	13.504241	15.135135	12.08%	137
2011	13.725695	13.504241	-1.61%	136
2010	12.375183	13.725695	10.91%	134
2009*	10.000000	12.375183	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.155061	13.500802	2.63%	0
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
2008	10.787854	7.405025	-31.36%	0
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.558416	10.834683	2.62%	0
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
2008	11.165468	6.088358	-45.47%	0
2007	10.209164	11.165468	9.37%	0
2006*	10.000000	10.209164	2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.618251	12.518367	7.75%	0
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.348678	17.390832	0.24%	0
2013	16.575707	17.348678	4.66%	0
2012	14.803274	16.575707	11.97%	0
2011	14.586321	14.803274	1.49%	0
2010	13.187222	14.586321	10.61%	0
2009	9.240153	13.187222	42.72%	0
2008	13.127264	9.240153	-29.61%	0
2007	13.022843	13.127264	0.80%	0
2006	12.044579	13.022843	8.12%	0
2005	12.034568	12.044579	0.08%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	11.185447	11.936200	6.71%	0
2013	8.436121	11.185447	32.59%	0
2012	7.285500	8.436121	15.79%	0
2011	7.630293	7.285500	-4.52%	0
2010	6.742362	7.630293	13.17%	0
2009	5.365695	6.742362	25.66%	0
2008	8.712249	5.365695	-38.41%	0
2007	9.115994	8.712249	-4.43%	0
2006	8.045521	9.115994	13.31%	0
2005	7.894866	8.045521	1.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	11.973208	12.476200	4.20%	0
2013	8.516641	11.973208	40.59%	0
2012	7.450809	8.516641	14.30%	0
2011	8.624038	7.450809	-13.60%	0
2010	7.631379	8.624038	13.01%	125
2009	5.103952	7.631379	49.52%	125
2008*	10.000000	5.103952	-48.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.224168	14.297208	8.11%	0
2013	9.749030	13.224168	35.65%	0
2012	8.945341	9.749030	8.98%	0
2011	9.451376	8.945341	-5.35%	0
2010	7.823806	9.451376	20.80%	0
2009	6.085016	7.823806	28.57%	0
2008*	10.000000	6.085016	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	9.011472	-24.94%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.799144	12.059799	2.21%	0
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	0
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.527800	11.728425	1.74%	0
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.470486	11.779230	2.69%	0
2013	11.963215	11.470486	-4.12%	0
2012	11.358538	11.963215	5.32%	0
2011	10.900368	11.358538	4.20%	0
2010	10.416211	10.900368	4.65%	0
2009	9.795461	10.416211	6.34%	0
2008*	10.000000	9.795461	-2.05%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	20.045678	18.515520	-7.63%	0
2013	20.355369	20.045678	-1.52%	0
2012	17.766068	20.355369	14.57%	0
2011	23.413276	17.766068	-24.12%	0
2010	20.616718	23.413276	13.56%	0
2009	12.914454	20.616718	59.64%	0
2008	31.281790	12.914454	-58.72%	0
2007	21.984674	31.281790	42.29%	0
2006	16.449238	21.984674	33.65%	0
2005	12.686067	16.449238	29.66%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.494946	14.816205	2.22%	296
2013	15.455427	14.494946	-6.21%	296
2012	15.343062	15.455427	0.73%	296
2011	14.633524	15.343062	4.85%	296
2010	14.287140	14.633524	2.42%	477
2009	14.233310	14.287140	0.38%	650
2008	13.517369	14.233310	5.30%	109
2007	12.906278	13.517369	4.73%	109
2006	12.775650	12.906278	1.02%	109
2005	12.655862	12.775650	0.95%	109
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.309276	11.978324	-2.69%	0
2013	10.686762	12.309276	15.18%	0
2012	9.457202	10.686762	13.00%	0
2011	10.721499	9.457202	-11.79%	0
2010	9.681307	10.721499	10.74%	0
2009	7.634898	9.681307	26.80%	0
2008	14.480003	7.634898	-47.27%	0
2007	11.651986	14.480003	24.27%	0
2006	8.964258	11.651986	29.98%	0
2005	7.042407	8.964258	27.29%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.652249	17.089053	2.62%	0
2013	13.387602	16.652249	24.39%	64
2012	11.817147	13.387602	13.29%	64
2011	12.583341	11.817147	-6.09%	64
2010	11.229930	12.583341	12.05%	64
2009	9.031394	11.229930	24.34%	64
2008	14.629797	9.031394	-38.27%	64
2007	14.126678	14.629797	3.56%	64
2006	12.365120	14.126678	14.25%	58
2005	11.719355	12.365120	5.51%	46

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.317933	12.509216	1.55%	0
2013	12.020658	12.317933	2.47%	0
2012	11.692852	12.020658	2.80%	0
2011	11.620753	11.692852	0.62%	0
2010	11.226634	11.620753	3.51%	0
2009	10.528544	11.226634	6.63%	0
2008	11.461211	10.528544	-8.14%	0
2007	11.127671	11.461211	3.00%	0
2006	10.722170	11.127671	3.78%	0
2005	10.617184	10.722170	0.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.886968	15.305981	2.81%	0
2013	13.058282	14.886968	14.00%	64
2012	12.056058	13.058282	8.31%	64
2011	12.337950	12.056058	-2.28%	64
2010	11.379824	12.337950	8.42%	64
2009	9.771858	11.379824	16.46%	64
2008	13.016218	9.771858	-24.93%	64
2007	12.604126	13.016218	3.27%	64
2006	11.578857	12.604126	8.85%	57
2005	11.243726	11.578857	2.98%	44

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	16.057228	16.473995	2.60%	0
2013	13.422973	16.057228	19.62%	64
2012	12.071574	13.422973	11.19%	64
2011	12.617200	12.071574	-4.32%	64
2010	11.439275	12.617200	10.30%	64
2009	9.407785	11.439275	21.59%	64
2008	14.028309	9.407785	-32.94%	64
2007	13.521373	14.028309	3.75%	64
2006	12.075809	13.521373	11.97%	57
2005	11.537030	12.075809	4.67%	45
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.819172	14.148450	2.38%	0
2013	12.794433	13.819172	8.01%	0
2012	12.115555	12.794433	5.60%	0
2011	12.143332	12.115555	-0.23%	0
2010	11.447776	12.143332	6.08%	0
2009	10.222697	11.447776	11.98%	0
2008	12.310070	10.222697	-16.96%	0
2007	11.897824	12.310070	3.46%	0
2006	11.225416	11.897824	5.99%	0
2005	10.990053	11.225416	2.14%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.268477	21.555898	6.35%	0
2013	15.167716	20.268477	33.63%	0
2012	13.074566	15.167716	16.01%	0
2011	13.680470	13.074566	-4.43%	0
2010	12.863233	13.680470	6.35%	291
2009*	10.000000	12.863233	28.63%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.738314	25.390115	6.96%	0
2013	18.252366	23.738314	30.06%	0
2012	15.895943	18.252366	14.82%	0
2011	16.685667	15.895943	-4.73%	0
2010	13.525433	16.685667	23.37%	417
2009	10.117884	13.525433	33.68%	417
2008	16.291811	10.117884	-37.90%	417
2007	15.497335	16.291811	5.13%	26
2006	14.426404	15.497335	7.42%	26
2005	13.164635	14.426404	9.58%	26

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.416547	9.204679	-2.25%	0
2013	9.633292	9.416547	-2.25%	0
2012	9.855639	9.633292	-2.26%	0
2011	10.081859	9.855639	-2.24%	0
2010	10.313905	10.081859	-2.25%	50
2009	10.546883	10.313905	-2.21%	50
2008	10.572523	10.546883	-0.24%	50
2007	10.322500	10.572523	2.42%	50
2006	10.101803	10.322500	2.18%	50
2005	10.065138	10.101803	0.36%	50
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.429370	15.667956	1.55%	0
2013	15.964041	15.429370	-3.35%	0
2012	14.550018	15.964041	9.72%	0
2011	14.101705	14.550018	3.18%	0
2010	13.045048	14.101705	8.10%	0
2009	10.729363	13.045048	21.58%	0
2008	13.271150	10.729363	-19.15%	0
2007	12.978045	13.271150	2.26%	0
2006	12.663264	12.978045	2.49%	0
2005	12.677552	12.663264	-0.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	17.778617	17.203330	-3.24%	143
2013	14.986232	17.778617	18.63%	0
2012	13.226592	14.986232	13.30%	0
2011	14.921568	13.226592	-11.36%	0
2010	13.373998	14.921568	11.57%	0
2009*	10.000000	13.373998	33.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.966923	-10.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.765691	13.780721	7.95%	0
2013	9.692208	12.765691	31.71%	22
2012	8.522037	9.692208	13.73%	22
2011	8.978726	8.522037	-5.09%	22
2010	7.951875	8.978726	12.91%	22
2009	6.268363	7.951875	26.86%	0
2008*	10.000000	6.268363	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.534572	15.701915	8.03%	0
2013	10.978345	14.534572	32.39%	21
2012	9.533651	10.978345	15.15%	21
2011	10.356508	9.533651	-7.95%	21
2010*	10.000000	10.356508	3.57%	21

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.952685	12.880538	7.76%	0
2013	9.055687	11.952685	31.99%	0
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	0
2010	7.787385	8.582541	10.21%	0
2009	6.252676	7.787385	24.54%	0
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.606104	13.836579	1.69%	198
2013	10.017701	13.606104	35.82%	197
2012	8.919474	10.017701	12.31%	197
2011	9.527355	8.919474	-6.38%	199
2010	7.685308	9.527355	23.97%	206
2009	6.184777	7.685308	24.26%	215
2008*	10.000000	6.184777	-38.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	41
2009	6.655774	8.488366	27.53%	41
2008*	10.000000	6.655774	-33.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	8.887660	8.931924	0.50%	0
2013	6.301248	8.887660	41.05%	0
2012	5.682974	6.301248	10.88%	0
2011	5.851466	5.682974	-2.88%	0
2010	4.771711	5.851466	22.63%	0
2009	3.829839	4.771711	24.59%	0
2008	7.312826	3.829839	-47.63%	0
2007	6.817362	7.312826	7.27%	0
2006	6.757209	6.817362	0.89%	0
2005	6.394842	6.757209	5.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	27.521796	28.791684	4.61%	0
2013	20.053215	27.521796	37.24%	0
2012	17.033276	20.053215	17.73%	0
2011	18.355342	17.033276	-7.20%	0
2010	14.831548	18.355342	23.76%	17
2009	12.021534	14.831548	23.37%	17
2008	18.127074	12.021534	-33.68%	17
2007	19.920154	18.127074	-9.00%	17
2006	17.372951	19.920154	14.66%	17
2005	17.241803	17.372951	0.76%	17

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	19.913044	19.623615	-1.45%	0
2013	14.457113	19.913044	37.74%	0
2012	12.805463	14.457113	12.90%	0
2011	13.870755	12.805463	-7.68%	0
2010	11.322815	13.870755	22.50%	458
2009	8.599322	11.322815	31.67%	458
2008	14.233228	8.599322	-39.58%	458
2007	14.258693	14.233228	-0.18%	0
2006	13.018755	14.258693	9.52%	0
2005	11.856999	13.018755	9.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.445398	13.643217	9.62%	0
2013	9.711318	12.445398	28.15%	0
2012	8.698871	9.711318	11.64%	0
2011	8.851882	8.698871	-1.73%	0
2010	7.981931	8.851882	10.90%	0
2009	6.475718	7.981931	23.26%	0
2008	11.335692	6.475718	-42.87%	0
2007	10.720914	11.335692	5.73%	0
2006	9.651649	10.720914	11.08%	0
2005	9.189303	9.651649	5.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.741354	13.532714	25.99%	188
2013	10.663875	10.741354	0.73%	188
2012	9.422383	10.663875	13.18%	188
2011	9.050421	9.422383	4.11%	188
2010	7.111931	9.050421	27.26%	295
2009	5.561032	7.111931	27.89%	295
2008*	10.000000	5.561032	-44.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	0
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.641839	9.482390	-1.65%	0
2013	9.803310	9.641839	-1.65%	0
2012	9.588009	9.803310	2.25%	0
2011	9.779855	9.588009	-1.96%	0
2010	9.502722	9.779855	2.92%	0
2009	8.578190	9.502722	10.78%	0
2008	10.136974	8.578190	-15.38%	0
2007	9.899222	10.136974	2.40%	0
2006	9.718098	9.899222	1.86%	0
2005	9.799725	9.718098	-0.83%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	16.166704	16.351375	1.14%	0
2013	11.340596	16.166704	42.56%	0
2012	10.661741	11.340596	6.37%	0
2011	11.023563	10.661741	-3.28%	0
2010	9.428093	11.023563	16.92%	0
2009	7.857286	9.428093	19.99%	0
2008	13.280979	7.857286	-40.84%	0
2007	13.518806	13.280979	-1.76%	0
2006	13.139124	13.518806	2.89%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.287846	18.653314	7.90%	0
2013	12.852555	17.287846	34.51%	0
2012	11.848214	12.852555	8.48%	0
2011	12.505627	11.848214	-5.26%	0
2010	10.413252	12.505627	20.09%	0
2009	8.105646	10.413252	28.47%	0
2008	13.693921	8.105646	-40.81%	0
2007	13.019610	13.693921	5.18%	0
2006	11.713378	13.019610	11.15%	0
2005	11.213274	11.713378	4.46%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	10.579378	11.934842	12.81%	0
2013	8.341927	10.579378	26.82%	0
2012	7.478480	8.341927	11.55%	0
2011	7.739195	7.478480	-3.37%	0
2010	7.235804	7.739195	6.96%	0
2009	5.122066	7.235804	41.27%	518
2008	9.618478	5.122066	-46.75%	518
2007	8.621233	9.618478	11.57%	0
2006	8.169779	8.621233	5.53%	0
2005	7.951832	8.169779	2.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	7.168656	7.412653	3.40%	0
2013	5.392950	7.168656	32.93%	36
2012	4.738094	5.392950	13.82%	36
2011	4.794398	4.738094	-1.17%	36
2010	3.847818	4.794398	24.60%	36
2009	2.968443	3.847818	29.62%	36
2008	5.962681	2.968443	-50.22%	36
2007	5.737368	5.962681	3.93%	36
2006	5.700607	5.737368	0.64%	32
2005	5.191439	5.700607	9.81%	25
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	16.115703	16.114173	-0.01%	0
2013	12.950164	16.115703	24.44%	0
2012	10.925563	12.950164	18.53%	0
2011	12.186992	10.925563	-10.35%	0
2010	10.750875	12.186992	13.36%	539
2009	7.868788	10.750875	36.63%	539
2008	13.459419	7.868788	-41.54%	539
2007	12.952450	13.459419	3.91%	23
2006	11.257951	12.952450	15.05%	23
2005	10.074781	11.257951	11.74%	23
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.896633	9.948563	0.52%	0
2013	10.137866	9.896633	-2.38%	0
2012*	10.000000	10.137866	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.975773	-10.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	12.117918	13.113132	8.21%	0
2013	9.407559	12.117918	28.81%	44
2012	8.235164	9.407559	14.24%	44
2011	8.425534	8.235164	-2.26%	44
2010	7.423529	8.425534	13.50%	44
2009	5.919937	7.423529	25.40%	44
2008	9.843152	5.919937	-39.86%	44
2007	9.644314	9.843152	2.06%	44
2006	8.576947	9.644314	12.44%	39
2005	8.278998	8.576947	3.60%	30
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.343626	15.694096	9.42%	0
2013	10.405576	14.343626	37.85%	0
2012	9.022692	10.405576	15.33%	0
2011	9.438807	9.022692	-4.41%	0
2010	7.824453	9.438807	20.63%	0
2009	5.834455	7.824453	34.11%	0
2008	9.601104	5.834455	-39.23%	0
2007	9.943652	9.601104	-3.44%	0
2006*	10.000000	9.943652	-0.56%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.638157	-3.62%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	0
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.466645	12.562862	0.77%	0
2013	14.048497	12.466645	-11.26%	0
2012	13.215746	14.048497	6.30%	0
2011	12.106427	13.215746	9.16%	0
2010	11.455850	12.106427	5.68%	0
2009	9.902737	11.455850	15.68%	0
2008	10.896071	9.902737	-9.12%	0
2007	10.075626	10.896071	8.14%	0
2006*	10.000000	10.075626	0.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	13.757682	14.022485	1.92%	0
2013	14.355083	13.757682	-4.16%	0
2012	13.399963	14.355083	7.13%	0
2011	13.230619	13.399963	1.28%	0
2010	12.519410	13.230619	5.68%	0
2009	11.231923	12.519410	11.46%	0
2008	10.969539	11.231923	2.39%	0
2007	10.321062	10.969539	6.28%	0
2006*	10.000000	10.321062	3.21%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	12.937296	12.193603	-5.75%	0
2013	10.939219	12.937296	18.27%	0
2012	10.400677	10.939219	5.18%	0
2011	12.104537	10.400677	-14.08%	0
2010	9.528131	12.104537	27.04%	0
2009	6.167550	9.528131	54.49%	0
2008	11.122674	6.167550	-44.55%	0
2007	10.944801	11.122674	1.63%	0
2006*	10.000000	10.944801	9.45%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.307457	11.921300	5.43%	0
2013	11.604532	11.307457	-2.56%	0
2012	10.848194	11.604532	6.97%	0
2011	10.503971	10.848194	3.28%	0
2010	10.029132	10.503971	4.73%	0
2009	9.357413	10.029132	7.18%	0
2008	10.660749	9.357413	-12.23%	0
2007	10.343397	10.660749	3.07%	0
2006*	10.000000	10.343397	3.43%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	25.495625	25.651512	0.61%	0
2013	28.583678	25.495625	-10.80%	0
2012	24.790427	28.583678	15.30%	0
2011	23.693190	24.790427	4.63%	0
2010	22.086056	23.693190	7.28%	0
2009	17.352177	22.086056	27.28%	0
2008	20.878662	17.352177	-16.89%	0
2007	20.052000	20.878662	4.12%	0
2006	18.511634	20.052000	8.32%	0
2005	16.869772	18.511634	9.73%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	14.765083	14.743827	-0.14%	0
2013	13.027419	14.765083	13.34%	0
2012	11.707162	13.027419	11.28%	0
2011	12.433525	11.707162	-5.84%	0
2010	12.035427	12.433525	3.31%	0
2009	9.290350	12.035427	29.55%	0
2008	17.164288	9.290350	-45.87%	0
2007	15.325458	17.164288	12.00%	0
2006	12.528306	15.325458	22.33%	0
2005	11.538648	12.528306	8.58%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	20.183542	19.647414	-2.66%	0
2013	18.432443	20.183542	9.50%	0
2012	14.527262	18.432443	26.88%	0
2011	20.012106	14.527262	-27.41%	0
2010	16.140102	20.012106	23.99%	0
2009	7.745238	16.140102	108.39%	0
2008	22.499126	7.745238	-65.58%	0
2007	16.727451	22.499126	34.50%	0
2006	12.266817	16.727451	36.36%	0
2005	9.506426	12.266817	29.04%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	36.126471	28.566485	-20.93%	0
2013	33.435924	36.126471	8.05%	0
2012	33.087192	33.435924	1.05%	0
2011	40.512456	33.087192	-18.33%	0
2010	32.068624	40.512456	26.33%	0
2009	20.825181	32.068624	53.99%	0
2008	39.546906	20.825181	-47.34%	0
2007	27.836326	39.546906	42.07%	0
2006	22.873047	27.836326	21.70%	0
2005	15.426354	22.873047	48.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.534884	15.656993	7.72%	0
2013	11.102402	14.534884	30.92%	0
2012	9.768343	11.102402	13.66%	0
2011	10.725000	9.768343	-8.92%	0
2010	9.766132	10.725000	9.82%	0
2009	7.863068	9.766132	24.20%	0
2008	12.947072	7.863068	-39.27%	0
2007	12.047698	12.947072	7.47%	0
2006	10.841048	12.047698	11.13%	0
2005	10.197893	10.841048	6.31%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.268417	22.317651	-4.09%	0
2013	15.844694	23.268417	46.85%	0
2012	15.027491	15.844694	5.44%	0
2011	16.113447	15.027491	-6.74%	0
2010	13.002801	16.113447	23.92%	0
2009*	10.000000	13.002801	30.03%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	22.802040	24.270531	6.44%	0
2013	16.956785	22.802040	34.47%	0
2012	14.650981	16.956785	15.74%	0
2011	16.410210	14.650981	-10.72%	0
2010	13.268191	16.410210	23.68%	0
2009	9.519690	13.268191	39.38%	0
2008	15.165609	9.519690	-37.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.055347	12.166721	0.92%	0
2013	13.482428	12.055347	-10.58%	0
2012	12.851411	13.482428	4.91%	0
2011	11.770589	12.851411	9.18%	0
2010	11.460924	11.770589	2.70%	0
2009	10.643514	11.460924	7.68%	0
2008	11.069941	10.643514	-3.85%	0
2007	10.349395	11.069941	6.96%	0
2006	10.426853	10.349395	-0.74%	0
2005	10.507439	10.426853	-0.77%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	12.433690	13.666637	9.92%	0
2013	9.369795	12.433690	32.70%	0
2012	8.358460	9.369795	12.10%	0
2011	8.296610	8.358460	0.75%	0
2010	7.439344	8.296610	11.52%	0
2009	6.447671	7.439344	15.38%	0
2008	10.089306	6.447671	-36.09%	0
2007	10.335132	10.089306	-2.38%	0
2006	9.033999	10.335132	14.40%	0
2005	8.836808	9.033999	2.23%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	9.193403	8.487283	-7.68%	0
2013	7.686992	9.193403	19.60%	0
2012	6.494075	7.686992	18.37%	0
2011	7.556789	6.494075	-14.06%	0
2010	6.826976	7.556789	10.69%	0
2009	5.223854	6.826976	30.69%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.062983	18.270965	13.75%	0
2013	12.635644	16.062983	27.12%	0
2012	11.118386	12.635644	13.65%	0
2011	11.459078	11.118386	-2.97%	0
2010	9.835020	11.459078	16.51%	0
2009	7.746782	9.835020	26.96%	0
2008	10.481436	7.746782	-26.09%	0
2007	10.982788	10.481436	-4.56%	0
2006*	10.000000	10.982788	9.83%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	22.656509	25.030813	10.48%	0
2013	17.604314	22.656509	28.70%	0
2012	15.727333	17.604314	11.93%	0
2011	15.935162	15.727333	-1.30%	0
2010	14.379810	15.935162	10.82%	0
2009	12.279258	14.379810	17.11%	0
2008	17.164977	12.279258	-28.46%	0
2007	18.523151	17.164977	-7.33%	0
2006	15.977511	18.523151	15.93%	0
2005	15.568810	15.977511	2.63%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	21.315051	21.891330	2.70%	0
2013	15.504044	21.315051	37.48%	0
2012	13.711430	15.504044	13.07%	0
2011	13.955039	13.711430	-1.75%	0
2010	11.351495	13.955039	22.94%	0
2009	9.293057	11.351495	30.68%	0
2008	13.768705	9.293057	-32.51%	0
2007	14.187623	13.768705	-2.95%	0
2006	12.691694	14.187623	11.79%	0
2005	12.113343	12.691694	4.77%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	8.932328	9.900904	10.84%	0
2013	6.805273	8.932328	31.26%	0
2012	6.220906	6.805273	9.39%	0
2011	6.310182	6.220906	-1.41%	0
2010	5.625186	6.310182	12.18%	0
2009	4.304566	5.625186	23.43%	0
2008	6.719140	4.304566	-35.94%	0
2007	6.381353	6.719140	5.29%	0
2006	5.980877	6.381353	6.70%	0
2005	5.907660	5.980877	1.24%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	11.693117	12.957831	10.82%	0
2013	9.064940	11.693117	28.99%	0
2012	8.017106	9.064940	13.07%	0
2011	8.054214	8.017106	-0.46%	0
2010	7.178498	8.054214	12.20%	0
2009	5.815910	7.178498	23.43%	0
2008	9.470692	5.815910	-38.59%	278
2007	9.210817	9.470692	2.82%	278
2006	8.162049	9.210817	12.85%	278
2005	7.979269	8.162049	2.29%	278
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	13.094388	13.828409	5.61%	0
2013	11.066997	13.094388	18.32%	0
2012	10.258165	11.066997	7.88%	0
2011	9.631124	10.258165	6.51%	0
2010	8.548283	9.631124	12.67%	0
2009	7.139016	8.548283	19.74%	0
2008	10.372533	7.139016	-31.17%	0
2007	9.911142	10.372533	4.66%	0
2006	8.708798	9.911142	13.81%	0
2005	8.539366	8.708798	1.98%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	15.085126	13.364453	-11.41%	0
2013	12.553524	15.085126	20.17%	0
2012	11.405149	12.553524	10.07%	0
2011	14.319812	11.405149	-20.35%	0
2010	14.031547	14.319812	2.05%	0
2009	9.541197	14.031547	-1.05%	0
2008	9.850905	9.541197	-3.14%	0
2007	10.236138	9.850905	-3.76%	0
2006*	10.000000	10.236138	2.36%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	14.840790	14.730547	-0.74%	0
2013	10.225507	14.840790	45.14%	0
2012	8.681537	10.225507	17.78%	0
2011	10.313663	8.681537	-15.82%	0
2010	8.048956	10.313663	28.14%	0
2009	6.536550	8.048956	27.96%	0
2008	10.721237	6.536550	-38.77%	0
2007	12.339912	10.721237	-13.12%	0
2006	12.170814	12.339912	1.39%	0
2005	11.773473	12.170814	3.37%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.844413	-1.56%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.709222	15.930084	1.41%	0
2013	15.914340	15.709222	-1.29%	0
2012	14.846531	15.914340	7.19%	0
2011	14.857440	14.846531	-0.07%	0
2010	14.015205	14.857440	6.01%	0
2009	11.910982	14.015205	17.67%	0
2008	13.149735	11.910982	-9.42%	0
2007	12.773295	13.149735	2.95%	0
2006	12.551737	12.773295	1.77%	0
2005	12.681883	12.551737	-1.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	12.763777	13.012592	1.95%	0
2013	11.521203	12.763777	10.79%	0
2012	10.559181	11.521203	9.11%	0
2011	10.838012	10.559181	-2.57%	0
2010	9.839713	10.838012	10.15%	0
2009	8.112042	9.839713	21.30%	0
2008	11.082252	8.112042	-26.80%	0
2007	10.441782	11.082252	6.13%	0
2006*	10.000000	10.441782	4.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.609211	12.893787	2.26%	0
2013	11.130167	12.609211	13.29%	0
2012	10.065371	11.130167	10.58%	0
2011	10.419000	10.065371	-3.39%	0
2010	9.311960	10.419000	11.89%	0
2009	7.401326	9.311960	25.81%	0
2008	11.258778	7.401326	-34.26%	0
2007	10.461628	11.258778	7.62%	0
2006*	10.000000	10.461628	4.62%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	12.761422	13.074010	2.45%	0
2013	10.750658	12.761422	18.70%	0
2012	9.529008	10.750658	12.82%	0
2011	10.023131	9.529008	-4.93%	0
2010	8.843904	10.023131	13.33%	0
2009	6.888727	8.843904	32.48%	0
2008	11.386950	6.888727	-39.50%	0
2007	10.481638	11.386950	8.64%	0
2006*	10.000000	10.481638	4.82%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	16.429533	17.948441	9.24%	0
2013	12.822473	16.429533	28.13%	0
2012	11.284668	12.822473	13.63%	0
2011	11.862623	11.284668	-4.87%	0
2010	10.367844	11.862623	14.42%	0
2009	7.822155	10.367844	32.54%	0
2008	13.952423	7.822155	-43.94%	236
2007	12.154569	13.952423	14.79%	236
2006	11.147894	12.154569	9.03%	236
2005	9.764380	11.147894	14.17%	236
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.388267	9.705679	-14.77%	0
2013	9.389198	11.388267	21.29%	0
2012	9.176327	9.389198	2.32%	0
2011	9.907095	9.176327	-7.38%	0
2010	8.509886	9.907095	16.42%	0
2009	5.902328	8.509886	44.18%	0
2008	13.250768	5.902328	-55.46%	0
2007	9.313476	13.250768	42.28%	0
2006*	10.000000	9.313476	-6.87%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.485124	16.437115	6.15%	0
2013	12.381238	15.485124	25.07%	0
2012	10.814569	12.381238	14.49%	0
2011	10.974398	10.814569	-1.46%	0
2010	9.759949	10.974398	12.44%	0
2009	7.682578	9.759949	27.04%	0
2008	13.725241	7.682578	-44.03%	198
2007	13.853763	13.725241	-0.93%	198
2006	11.807902	13.853763	17.33%	198
2005	11.427092	11.807902	3.33%	198

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	11.033266	12.084182	9.52%	0
2013	8.196409	11.033266	34.61%	0
2012	7.022913	8.196409	16.71%	0
2011	7.034502	7.022913	-0.16%	0
2010	5.822621	7.034502	20.81%	0
2009	4.089824	5.822621	42.37%	0
2008	9.315720	4.089824	-56.10%	0
2007	7.750313	9.315720	20.20%	0
2006	7.532963	7.750313	2.89%	0
2005	7.082142	7.532963	6.37%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	9.339915	10.146043	8.63%	0
2013	7.018649	9.339915	33.07%	0
2012	6.271948	7.018649	11.91%	0
2011	6.410236	6.271948	-2.16%	0
2010	5.288698	6.410236	21.21%	0
2009	4.224185	5.288698	25.20%	0
2008	8.194487	4.224185	-48.45%	0
2007	6.611767	8.194487	23.94%	0
2006	6.340186	6.611767	4.28%	0
2005	6.140630	6.340186	3.25%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.003245	12.840685	-1.25%	0
2013	12.570945	13.003245	3.44%	0
2012	11.267975	12.570945	11.56%	0
2011	11.096918	11.267975	1.54%	0
2010	9.981760	11.096918	11.17%	0
2009	7.105935	9.981760	40.47%	0
2008	9.706017	7.105935	-26.79%	0
2007	9.678625	9.706017	0.28%	0
2006	8.909866	9.678625	8.63%	0
2005	8.894608	8.909866	0.17%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.358079	12.768586	3.32%	0
2013	12.892654	12.358079	-4.15%	0
2012	12.477135	12.892654	3.33%	0
2011	11.911376	12.477135	4.75%	0
2010	11.322249	11.911376	5.20%	0
2009	10.018441	11.322249	13.01%	0
2008	10.609195	10.018441	-5.57%	0
2007	10.421399	10.609195	1.80%	0
2006	10.226314	10.421399	1.91%	0
2005	10.253107	10.226314	-0.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	14.596347	15.144235	3.75%	0
2013	10.980065	14.596347	32.93%	0
2012	9.794423	10.980065	12.11%	0
2011	11.227929	9.794423	-12.77%	0
2010	8.929050	11.227929	25.75%	0
2009	6.527284	8.929050	36.80%	0
2008	11.044959	6.527284	-40.90%	0
2007	9.790180	11.044959	12.82%	0
2006*	10.000000	9.790180	-2.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	10.696917	9.597930	-10.27%	0
2013	8.397637	10.696917	27.38%	0
2012	7.130945	8.397637	17.76%	0
2011	8.817791	7.130945	-19.13%	0
2010	7.987401	8.817791	10.40%	0
2009	6.465996	7.987401	23.53%	0
2008	11.790457	6.465996	-45.16%	0
2007	10.297616	11.790457	14.50%	0
2006	8.935656	10.297616	15.24%	0
2005	7.686974	8.935656	16.24%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	19.025673	19.832037	4.24%	0
2013	14.928356	19.025673	27.45%	0
2012	12.022353	14.928356	24.17%	0
2011	13.499394	12.022353	-10.94%	0
2010	10.926344	13.499394	23.55%	0
2009	7.105339	10.926344	53.78%	0
2008	14.896575	7.105339	-52.30%	0
2007	14.440574	14.896575	3.16%	0
2006	12.719347	14.440574	13.53%	0
2005	12.693619	12.719347	0.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
2008*	10.000000	6.553439	-34.47%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
2008	11.194646	7.693418	-31.28%	0
2007	11.044680	11.194646	1.36%	0
2006*	10.000000	11.044680	10.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.407099	14.156030	-1.74%	0
2013	10.823734	14.407099	33.11%	0
2012	9.358309	10.823734	15.66%	0
2011	9.952452	9.358309	-5.97%	0
2010	7.944411	9.952452	25.28%	0
2009	6.295855	7.944411	26.18%	0
2008	9.620918	6.295855	-34.56%	0
2007	10.088821	9.620918	-4.64%	0
2006*	10.000000	10.088821	0.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.320344	15.079538	-12.94%	0
2013	14.380901	17.320344	20.44%	0
2012	12.412022	14.380901	15.86%	0
2011	14.185495	12.412022	-12.50%	0
2010	13.360142	14.185495	6.18%	0
2009	9.956651	13.360142	34.18%	0
2008	17.052569	9.956651	-41.61%	0
2007	15.075862	17.052569	13.11%	0
2006*	12.678712	15.075862	18.91%	0
2005	11.745777	12.678712	7.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.599409	-14.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.929405	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.671849	10.948153	2.59%	0
2013	9.157026	10.671849	16.54%	0
2012	8.040694	9.157026	13.88%	0
2011	9.774736	8.040694	-17.74%	0
2010	8.647855	9.774736	13.03%	0
2009	7.392854	8.647855	16.98%	0
2008	12.281654	7.392854	-39.81%	0
2007	11.546433	12.281654	6.37%	0
2006*	10.000000	11.546433	15.46%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.121615	13.388261	10.45%	0
2013	9.505682	12.121615	27.52%	0
2012	8.403030	9.505682	13.12%	0
2011	8.989405	8.403030	-6.52%	0
2010	7.409598	8.989405	21.32%	0
2009	5.268055	7.409598	40.65%	0
2008	8.982093	5.268055	-41.35%	0
2007	10.265471	8.982093	-12.50%	0
2006*	10.000000	10.265471	2.65%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.006382	13.559964	4.26%	0
2013	11.643893	13.006382	11.70%	0
2012	10.520752	11.643893	10.68%	0
2011	10.697938	10.520752	-1.66%	0
2010	9.903609	10.697938	8.02%	0
2009	8.068778	9.903609	22.74%	0
2008	11.344674	8.068778	-28.88%	0
2007	10.951931	11.344674	3.59%	0
2006*	10.000000	10.951931	9.52%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	13.913789	14.628416	5.14%	0
2013	10.690569	13.913789	30.15%	0
2012	9.474015	10.690569	12.84%	0
2011	10.137237	9.474015	-6.54%	0
2010	8.897383	10.137237	13.94%	0
2009	6.846767	8.897383	29.95%	0
2008	11.381983	6.846767	-39.85%	0
2007	11.332332	11.381983	0.44%	0
2006*	10.000000	11.332332	13.32%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	15.708506	15.732989	0.16%	0
2013	14.972898	15.708506	4.91%	0
2012	13.342508	14.972898	12.22%	0
2011	13.660877	13.342508	-2.33%	0
2010	12.113086	13.660877	12.78%	0
2009	7.176771	12.113086	68.78%	0
2008	10.491074	7.176771	-31.59%	0
2007	10.521004	10.491074	-0.28%	0
2006*	10.000000	10.521004	5.21%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.323397	17.654576	-3.65%	0
2013	13.710018	18.323397	33.65%	0
2012	11.742738	13.710018	16.75%	0
2011	12.599305	11.742738	-6.80%	0
2010	10.580211	12.599305	19.08%	0
2009	6.944826	10.580211	52.35%	0
2008	11.574880	6.944826	-40.00%	0
2007	10.747140	11.574880	7.70%	0
2006*	10.000000	10.747140	7.47%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.213352	15.985034	-1.41%	0
2013	12.447035	16.213352	30.26%	0
2012	10.878445	12.447035	14.42%	0
2011	12.036166	10.878445	-9.62%	0
2010	10.457909	12.036166	15.09%	0
2009	7.437153	10.457909	40.62%	0
2008	10.641585	7.437153	-30.11%	0
2007	10.694634	10.641585	-0.50%	0
2006*	10.000000	10.694634	6.95%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.251022	14.085669	6.30%	0
2013	9.595996	13.251022	38.09%	0
2012	8.805020	9.595996	8.98%	0
2011	9.191992	8.805020	-4.21%	0
2010	7.231613	9.191992	27.11%	0
2009	5.474942	7.231613	32.09%	0
2008	10.618910	5.474942	-48.44%	0
2007	10.293432	10.618910	3.16%	0
2006*	10.000000	10.293432	2.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.406868	12.842654	12.59%	0
2013	9.101846	11.406868	25.32%	0
2012	8.414979	9.101846	8.16%	0
2011	9.001693	8.414979	-6.52%	0
2010	7.898497	9.001693	13.97%	0
2009	6.065669	7.898497	30.22%	0
2008	9.866210	6.065669	-38.52%	0
2007	10.765241	9.866210	-8.35%	0
2006*	10.000000	10.765241	7.65%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.903281	10.851809	-8.83%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.140518	13.921784	5.95%	0
2013	9.597531	13.140518	36.92%	0
2012*	10.000000	9.597531	-4.02%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.619403	15.449891	5.68%	0
2013	10.703764	14.619403	36.58%	0
2012	9.661898	10.703764	10.78%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	16.501598	17.435379	5.66%	0
2013	13.067695	16.501598	26.28%	0
2012	11.745519	13.067695	11.26%	0
2011	12.029063	11.745519	-2.36%	0
2010	11.238209	12.029063	7.04%	0
2009	8.965684	11.238209	25.35%	0
2008	13.136790	8.965684	-31.75%	0
2007	12.438174	13.136790	5.62%	0
2006	10.908168	12.438174	14.03%	0
2005	10.601045	10.908168	2.90%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.192299	12.988060	6.53%	0
2013	9.968753	12.192299	22.31%	0
2012	9.064069	9.968753	9.98%	0
2011*	10.000000	9.064069	-9.36%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.099641	19.992473	16.92%	0
2013	12.453150	17.099641	37.31%	0
2012	10.543488	12.453150	18.11%	0
2011	10.381153	10.543488	1.56%	0
2010	10.091295	10.381153	2.87%	0
2009	8.089943	10.091295	24.74%	0
2008	11.600783	8.089943	-30.26%	0
2007	10.616745	11.600783	12.07%	0
2006*	10.000000	10.616745	6.17%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	10.710519	11.994163	11.98%	0
2013	10.673105	10.710519	0.35%	0
2012	8.527049	10.673105	25.17%	0
2011	9.335039	8.527049	-8.66%	0
2010	8.130617	9.335039	14.81%	0
2009	6.327257	8.130617	28.50%	0
2008	11.700608	6.327257	-45.92%	0
2007	12.680045	11.700608	-7.72%	0
2006*	10.000000	12.680045	26.80%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	20.400935	19.997700	-1.98%	0
2013	17.545102	20.400935	16.28%	0
2012	15.544594	17.545102	12.87%	0
2011	17.060038	15.544594	-8.88%	0
2010	15.471196	17.060038	10.27%	0
2009	11.708851	15.471196	32.13%	0
2008	20.102445	11.708851	-41.75%	0
2007	17.937827	20.102445	12.07%	0
2006	14.316670	17.937827	25.29%	0
2005	12.425057	14.316670	15.22%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.910444	13.583654	5.21%	0
2013	9.673405	12.910444	33.46%	0
2012*	10.000000	9.673405	-3.27%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	26.513134	24.539269	-7.44%	0
2013	21.686724	26.513134	22.26%	0
2012	18.626541	21.686724	16.43%	0
2011	20.544708	18.626541	-9.34%	0
2010	19.349376	20.544708	6.18%	0
2009*	10.000000	19.349376	22.17%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.138351	22.041178	-0.44%	0
2013	20.506359	22.138351	7.96%	0
2012	17.692170	20.506359	15.91%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	20.649948	21.762640	5.39%	0
2013	16.266104	20.649948	26.95%	0
2012	14.661786	16.266104	10.94%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.169800	12.896714	5.97%	0
2013	9.516799	12.169800	27.88%	0
2012	7.864864	9.516799	21.00%	0
2011	8.650136	7.864864	-9.08%	0
2010	8.314896	8.650136	4.03%	0
2009	5.828553	8.314896	42.66%	0
2008	10.713068	5.828553	-45.59%	0
2007	8.026151	10.713068	33.48%	0
2006	7.528290	8.026151	6.61%	0
2005	6.845408	7.528290	9.98%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.122957	6.541338	6.83%	0
2013	4.628831	6.122957	32.28%	0
2012	3.976562	4.628831	16.40%	0
2011	4.455773	3.976562	-10.75%	0
2010	3.666144	4.455773	21.54%	0
2009	2.391659	3.666144	53.29%	0
2008	4.369428	2.391659	-45.26%	0
2007	11.445012	4.369428	18.94%	0
2006	10.852102	11.445012	5.46%	0
2005	9.976701	10.852102	8.77%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	12.588589	10.810539	-14.12%	0
2013	11.274670	12.588589	11.65%	0
2012	10.196759	11.274670	10.57%	0
2011	15.424725	10.196759	-33.89%	0
2010	12.628146	15.424725	22.15%	0
2009	7.217956	12.628146	74.95%	0
2008	15.466319	7.217956	-53.33%	0
2007	12.367137	15.466319	25.06%	0
2006	9.704823	12.367137	43.27%	0
2005	9.791343	9.704823	-0.88%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	20.382469	22.922130	12.46%	0
2013	15.768600	20.382469	29.26%	0
2012	13.408441	15.768600	17.60%	0
2011	13.433169	13.408441	-0.18%	0
2010	11.137005	13.433169	20.62%	0
2009	8.997186	11.137005	23.78%	0
2008	13.788159	8.997186	-34.75%	0
2007	13.776506	13.788159	0.08%	0
2006	12.067643	13.776506	14.16%	0
2005	11.309018	12.067643	6.71%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.389088	-6.11%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.228494	18.281920	-9.62%	0
2013	14.661221	20.228494	37.97%	0
2012	12.413102	14.661221	18.11%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.133635	19.524096	7.67%	0
2013	13.687923	18.133635	32.48%	0
2012	12.090614	13.687923	13.21%	0
2011	12.432655	12.090614	-2.75%	0
2010	11.441789	12.432655	8.66%	0
2009	9.563921	11.441789	19.63%	0
2008	14.555231	9.563921	-34.29%	0
2007	13.848150	14.555231	5.11%	0
2006	11.761394	13.848150	17.74%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.728294	8.406004	8.77%	0
2013	6.096912	7.728294	26.76%	0
2012	5.473308	6.096912	11.39%	0
2011	5.640829	5.473308	-2.97%	0
2010	4.841615	5.640829	16.51%	0
2009	3.712834	4.841615	30.40%	0
2008	6.200381	3.712834	-40.12%	0
2007	5.309409	6.200381	2.94%	0
2006	5.118372	5.309409	3.73%	0
2005	4.918757	5.118372	4.06%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.467622	21.515063	10.52%	0
2013	15.106766	19.467622	28.87%	0
2012	13.485850	15.106766	12.02%	0
2011	13.713996	13.485850	-1.66%	0
2010	12.370965	13.713996	10.86%	0
2009*	10.000000	12.370965	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.103534	13.441022	2.58%	0
2013	10.878792	13.103534	20.45%	0
2012	9.623060	10.878792	13.05%	0
2011	9.758453	9.623060	-1.39%	0
2010	8.916511	9.758453	9.44%	0
2009	7.394927	8.916511	20.58%	0
2008	10.778659	7.394927	-31.39%	0
2007	10.395373	10.778659	3.69%	0
2006*	10.000000	10.395373	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.517076	10.786745	2.56%	0
2013	11.049063	10.517076	-4.81%	0
2012	10.774671	11.049063	2.55%	0
2011	10.430566	10.774671	3.30%	0
2010	10.072682	10.430566	3.55%	0
2009	9.192839	10.072682	9.57%	0
2008	10.439925	9.192839	-11.95%	0
2007	10.395373	10.778659	3.69%	0
2006*	10.000000	10.377569	3.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.288769	14.216354	-0.51%	0
2013	11.368798	14.288769	25.68%	0
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0
2010	9.892359	10.757205	8.74%	0
2009	7.150385	9.892359	38.35%	0
2008	11.927430	7.150385	-40.05%	0
2007	10.676121	11.927430	11.72%	0
2006*	10.000000	10.676121	6.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.875954	13.594589	5.58%	0
2013	10.168096	12.875954	26.63%	0
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
2008	11.155936	6.080041	-45.50%	0
2007	10.205698	11.155936	9.31%	0
2006*	10.000000	10.205698	2.06%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.578662	12.469336	7.69%	0
2013	8.912717	11.578662	29.91%	0
2012	7.793253	8.912717	14.36%	0
2011	8.158742	7.793253	-4.48%	0
2010	7.524809	8.158742	8.42%	0
2009	5.893277	7.524809	27.68%	0
2008	9.739606	5.893277	-39.49%	0
2007*	10.000000	9.739606	-2.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.225362	17.258379	0.19%	0
2013	16.466308	17.225362	4.61%	0
2012	14.713118	16.466308	11.92%	0
2011	14.504876	14.713118	1.44%	0
2010	13.120302	14.504876	10.55%	0
2009	9.197968	13.120302	42.64%	0
2008	13.074030	9.197968	-29.65%	0
2007	12.976712	13.074030	0.75%	0
2006	12.008035	12.976712	8.07%	0
2005	12.004176	12.008035	0.03%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	11.105861	11.845215	6.66%	0
2013	8.380382	11.105861	32.52%	0
2012	7.241081	8.380382	15.73%	0
2011	7.587644	7.241081	-4.57%	0
2010	6.708111	7.587644	13.11%	0
2009	5.341183	6.708111	25.59%	0
2008	8.676910	5.341183	-38.44%	0
2007	9.083685	8.676910	-4.48%	0
2006	8.021104	9.083685	13.25%	0
2005	7.874918	8.021104	1.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	11.938582	12.433747	4.15%	0
2013	8.496356	11.938582	40.51%	0
2012	7.436868	8.496356	14.25%	0
2011	8.612296	7.436868	-13.65%	0
2010	7.624873	8.612296	12.95%	0
2009	5.102204	7.624873	49.44%	0
2008*	10.000000	5.102204	-48.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.185811	14.248456	8.06%	0
2013	9.725722	13.185811	35.58%	0
2012	8.928537	9.725722	8.93%	0
2011	9.438444	8.928537	-5.40%	0
2010	7.817101	9.438444	20.74%	0
2009	6.082925	7.817101	28.51%	0
2008*	10.000000	6.082925	-39.17%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
2008*	10.000000	6.313982	-36.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.636713	11.857644	1.90%	0
2013	10.388000	11.636713	12.02%	0
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	0
2010	9.208171	9.932656	7.87%	0
2009	7.865828	9.208171	17.07%	0
2008*	10.000000	7.865828	-21.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0
2008*	10.000000	7.148507	-28.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
2008*	10.000000	7.503919	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
2009	6.787876	8.394383	23.67%	0
2008*	10.000000	6.787876	-32.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.494427	11.688490	1.69%	0
2013	10.576351	11.494427	8.68%	0
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.437271	11.739107	2.64%	0
2013	11.934682	11.437271	-4.17%	0
2012	11.337265	11.934682	5.27%	0
2011	10.885513	11.337265	4.15%	0
2010	10.407342	10.885513	4.59%	0
2009	9.792124	10.407342	6.28%	0
2008*	10.000000	9.792124	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
2008*	10.000000	9.776210	-2.24%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	19.910209	18.380976	-7.68%	0
2013	20.228154	19.910209	-1.57%	0
2012	17.664095	20.228154	14.52%	0
2011	23.290803	17.664095	-24.16%	0
2010	20.519345	23.290803	13.51%	0
2009	12.860033	20.519345	59.56%	0
2008	31.165990	12.860033	-58.74%	0
2007	21.914549	31.165990	42.22%	0
2006	16.405122	21.914549	33.58%	0
2005	12.658496	16.405122	29.60%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.391910	14.703357	2.16%	0
2013	15.353424	14.391910	-6.26%	0
2012	15.249621	15.353424	0.68%	0
2011	14.551829	15.249621	4.80%	0
2010	14.214655	14.551829	2.37%	0
2009	14.168335	14.214655	0.33%	0
2008	13.462550	14.168335	5.24%	0
2007	12.860545	13.462550	4.68%	0
2006	12.736867	12.860545	0.97%	0
2005	12.623882	12.736867	0.90%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.226128	11.891316	-2.74%	0
2013	10.620004	12.226128	15.12%	0
2012	9.402944	10.620004	12.94%	0
2011	10.665436	9.402944	-11.84%	0
2010	9.635625	10.665436	10.69%	0
2009	7.602755	9.635625	26.74%	0
2008	14.426442	7.602755	-47.30%	0
2007	11.614853	14.426442	24.21%	0
2006	8.940249	11.614853	29.92%	0
2005	7.027131	8.940249	27.22%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
2008	11.535449	6.413474	-44.40%	0
2007	10.794987	11.535449	6.86%	0
2006*	10.000000	10.794987	7.95%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.550880	16.976344	2.57%	0
2013	13.312901	16.550880	24.32%	0
2012	11.757227	13.312901	13.23%	0
2011	12.525937	11.757227	-6.14%	0
2010	11.184426	12.525937	11.99%	0
2009	8.999394	11.184426	24.28%	0
2008	6.065383	8.999394	-47.35%	0
2007	5.695526	6.065383	6.49%	0
2006	5.303773	5.695526	7.39%	0
2005	4.946372	5.303773	7.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.242966	12.426721	1.50%	0
2013	11.953605	12.242966	2.42%	0
2012	11.633601	11.953605	2.75%	0
2011	11.567763	11.633601	0.57%	0
2010	11.181154	11.567763	3.46%	0
2009	10.491265	11.181154	6.58%	0
2008	11.426483	10.491265	-8.18%	0
2007	11.099659	11.426483	2.94%	0
2006	10.700633	11.099659	3.73%	0
2005	10.601273	10.700633	0.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.796297	15.204973	2.76%	0
2013	12.985396	14.796297	13.95%	0
2012	11.994903	12.985396	8.26%	0
2011	12.281642	11.994903	-2.33%	0
2010	11.333676	12.281642	8.36%	0
2009	9.737222	11.333676	16.40%	0
2008	12.976742	9.737222	-24.96%	0
2007	12.572374	12.976742	3.22%	0
2006	11.555592	12.572374	8.80%	2,188
2005	11.226855	11.555592	2.93%	2,432
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	15.959500	16.365345	2.54%	0
2013	13.348095	15.959500	19.56%	0
2012	12.010385	13.348095	11.14%	0
2011	12.559656	12.010385	-4.37%	0
2010	11.392917	12.559656	10.24%	0
2009	9.374466	11.392917	21.53%	0
2008	13.985806	9.374466	-32.97%	0
2007	13.487327	13.985806	3.70%	0
2006	12.051547	13.487327	11.91%	1,542
2005	11.519725	12.051547	4.62%	1,775
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.735067	14.055158	2.33%	0
2013	12.723094	13.735067	7.95%	0
2012	12.054186	12.723094	5.55%	0
2011	12.087988	12.054186	-0.28%	0
2010	11.401420	12.087988	6.02%	0
2009	10.186506	11.401420	11.93%	0
2008	12.272776	10.186506	-17.00%	0
2007	11.867874	12.272776	3.41%	0
2006	11.202877	11.867874	5.94%	1,151
2005	10.973584	11.202877	2.09%	1,239
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.220164	21.493519	6.30%	0
2013	15.139307	20.220164	33.56%	0
2012	13.056767	15.139307	15.95%	0
2011	13.668824	13.056767	-4.48%	0
2010	12.858845	13.668824	6.30%	0
2009*	10.000000	12.858845	28.59%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.093001	0.93%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.569496	25.196652	6.90%	0
2013	18.131834	23.569496	29.99%	0
2012	15.799071	18.131834	14.77%	0
2011	16.592460	15.799071	-4.78%	0
2010	13.456766	16.592460	23.30%	0
2009	10.071665	13.456766	33.61%	0
2008	16.225712	10.071665	-37.93%	174
2007	15.442395	16.225712	5.07%	174
2006	14.382597	15.442395	7.37%	174
2005	13.131351	14.382597	9.53%	174
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.349334	9.134303	-2.30%	0
2013	9.569429	9.349334	-2.30%	0
2012	9.795326	9.569429	-2.31%	0
2011	10.025275	9.795326	-2.29%	0
2010	10.261268	10.025275	-2.30%	0
2009	8.877542	10.261268	22.90%	0
2008	15.469360	8.877542	-42.61%	0
2007	12.934075	15.469360	19.60%	0
2006	13.275987	12.934075	-2.58%	0
2005	12.132820	13.275987	9.42%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.319743	15.548679	1.49%	0
2013	15.858736	15.319743	-3.40%	0
2012	14.461462	15.858736	9.66%	0
2011	14.023011	14.461462	3.13%	0
2010	12.978882	14.023011	8.04%	0
2009	10.680393	12.978882	21.52%	0
2008	13.217342	10.680393	-19.19%	0
2007	12.932069	13.217342	2.21%	0
2006	12.624835	12.932069	2.43%	0
2005	12.645529	12.624835	-0.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	17.736261	17.153564	-3.29%	0
2013	14.958174	17.736261	18.57%	0
2012	13.208593	14.958174	13.25%	0
2011	14.908869	13.208593	-11.40%	0
2010	13.369448	14.908869	11.51%	0
2009*	10.000000	13.369448	33.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.963775	-10.36%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.728750	13.733801	7.90%	0
2013	9.669105	12.728750	31.64%	0
2012	8.506085	9.669105	13.67%	0
2011	8.966496	8.506085	-5.13%	0
2010	7.945103	8.966496	12.86%	0
2009	6.266220	7.945103	26.79%	0
2008*	10.000000	6.266220	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.507298	15.664437	7.98%	0
2013	10.963347	14.507298	32.33%	0
2012	9.525515	10.963347	15.09%	0
2011	10.352952	9.525515	-7.99%	0
2010*	10.000000	10.352952	3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.918075	12.836678	7.71%	0
2013	9.034083	11.918075	31.92%	0
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	0
2010	7.780740	8.570841	10.15%	0
2009	6.250529	7.780740	24.48%	0
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.566688	13.789437	1.64%	0
2013	9.993789	13.566688	35.75%	0
2012	8.902746	9.993789	12.26%	0
2011	9.514353	8.902746	-6.43%	0
2010	7.678744	9.514353	23.91%	0
2009	6.182656	7.678744	24.20%	0
2008*	10.000000	6.182656	-38.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	0
2010	8.481138	9.913010	16.88%	0
2009	6.653502	8.481138	27.47%	0
2008*	10.000000	6.653502	-33.46%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	8.824475	8.863891	0.45%	0
2013	6.259642	8.824475	40.97%	0
2012	5.648339	6.259642	10.82%	0
2011	5.818780	5.648339	-2.93%	0
2010	4.747476	5.818780	22.57%	0
2009	3.812329	4.747476	24.53%	0
2008	7.283121	3.812329	-47.66%	0
2007	6.793156	7.283121	7.21%	0
2006	6.736652	6.793156	0.84%	0
2005	6.378649	6.736652	5.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	27.326138	28.572374	4.56%	0
2013	19.920832	27.326138	37.17%	0
2012	16.929507	19.920832	17.67%	0
2011	18.252844	16.929507	-7.25%	0
2010	14.756263	18.252844	23.70%	0
2009	11.966631	14.756263	23.31%	0
2008	18.053546	11.966631	-33.72%	0
2007	19.849579	18.053546	-9.05%	0
2006	17.320244	19.849579	9.47%	0
2005	17.198259	17.320244	0.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	19.771529	19.474174	-1.50%	0
2013	14.361710	19.771529	37.67%	0
2012	12.727479	14.361710	12.84%	0
2011	13.793316	12.727479	-7.73%	0
2010	11.265362	13.793316	22.44%	0
2009	9.254771	11.265362	28.89%	0
2008	17.612950	9.254771	-47.45%	0
2007	18.234474	17.612950	-3.41%	0
2006	15.508547	18.234474	17.58%	0
2005	14.277584	15.508547	8.62%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.356906	13.539267	9.57%	0
2013	9.647199	12.356906	28.09%	0
2012	8.645873	9.647199	11.58%	0
2011	8.802445	8.645873	-1.78%	0
2010	7.941411	8.802445	10.84%	0
2009	8.389000	7.941411	30.81%	0
2008	17.153477	8.389000	-51.09%	0
2007	15.740283	17.153477	8.98%	0
2006	13.872956	15.740283	13.46%	0
2005	12.872627	13.872956	7.77%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.710194	13.486556	25.92%	0
2013	10.638388	10.710194	0.67%	0
2012	9.404685	10.638388	13.12%	0
2011	9.038031	9.404685	4.06%	0
2010	7.105826	9.038031	27.19%	0
2009	5.559114	7.105826	27.82%	0
2008*	10.000000	5.559114	-44.41%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.036467	9.854059	-1.82%	0
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
2009	9.790268	10.245163	4.65%	0
2008*	10.000000	9.790268	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	0
2010	12.833644	13.334389	3.90%	0
2009*	10.000000	12.833644	28.34%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.589340	9.425928	-1.70%	0
2013	9.754922	9.589340	-1.70%	0
2012	9.545571	9.754922	2.19%	0
2011	9.741539	9.545571	-2.01%	0
2010	9.470333	9.741539	2.86%	0
2009	8.553328	9.470333	10.72%	0
2008	10.112765	8.553328	-15.42%	0
2007	9.880665	10.112765	2.35%	0
2006	9.704823	9.880665	1.81%	0
2005	9.791343	9.704823	-0.88%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	16.070461	16.245718	1.09%	0
2013	11.278850	16.070461	42.48%	0
2012	10.609133	11.278850	6.31%	0
2011	10.974775	10.609133	-3.33%	0
2010	9.391162	10.974775	16.86%	0
2009	7.830514	9.391162	19.93%	0
2008	13.242522	7.830514	-40.87%	0
2007	13.486614	13.242522	-1.81%	0
2006	13.114521	13.486614	2.84%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.202627	18.551864	7.84%	0
2013	12.795737	17.202627	34.44%	0
2012	11.801894	12.795737	8.42%	0
2011	12.463109	11.801894	-5.31%	0
2010	10.383154	12.463109	20.03%	0
2009	8.086354	10.383154	28.40%	0
2008	13.668336	8.086354	-40.84%	0
2007	13.001971	13.668336	5.13%	0
2006	11.703466	13.001971	11.10%	0
2005	11.209491	11.703466	4.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	10.504199	11.843971	12.75%	0
2013	8.286885	10.504199	26.76%	0
2012	7.432952	8.286885	11.49%	0
2011	7.696004	7.432952	-3.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	7.117668	7.356176	3.35%	0
2013	5.357330	7.117668	32.86%	0
2012	4.709213	5.357330	13.76%	0
2011	4.767600	4.709213	-1.22%	0
2010	3.828277	4.767600	24.54%	0
2009	2.954879	3.828277	29.56%	0
2008	5.938474	2.954879	-50.24%	453
2007	5.717014	5.938474	3.87%	453
2006	5.683283	5.717014	0.59%	453
2005	5.178303	5.683283	9.75%	453

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	16.003384	15.993678	-0.06%	0
2013	12.866480	16.003384	24.38%	0
2012	10.860534	12.866480	18.47%	0
2011	12.120647	10.860534	-10.40%	0
2010	10.697812	12.120647	13.30%	0
2009	7.833951	10.697812	36.56%	0
2008	13.406698	7.833951	-41.57%	0
2007	12.908357	13.406698	3.88%	0
2006	11.225354	12.908357	14.99%	0
2005	10.050733	11.225354	11.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.890652	9.937460	0.47%	0
2013	10.136927	9.890652	-2.43%	0
2012*	10.000000	10.136927	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.972701	-10.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	12.031711	13.013176	8.16%	0
2013	9.345415	12.031711	28.74%	0
2012	8.184959	9.345415	14.18%	0
2011	8.378450	8.184959	-2.31%	0
2010	7.385828	8.378450	13.44%	0
2009	5.892888	7.385828	25.33%	0
2008	9.803211	5.892888	-39.89%	0
2007	9.610121	9.803211	2.01%	0
2006	8.550909	9.610121	12.39%	0
2005	8.258082	8.550909	3.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.287473	15.624658	9.36%	0
2013	10.370127	14.287473	37.78%	0
2012	8.996574	10.370127	15.27%	0
2011	9.416293	8.996574	-4.46%	0
2010	7.809771	9.416293	20.57%	0
2009	5.826491	7.809771	34.04%	0
2008	9.592913	5.826491	-39.26%	0
2007	9.940286	9.592913	-3.49%	0
2006*	10.000000	9.940286	-0.60%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.634842	-3.65%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	0
2010	10.876049	11.176939	2.77%	0
2009*	10.000000	10.876049	8.76%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.418357	12.507793	0.72%	0
2013	14.001250	12.418357	-11.31%	0
2012	13.178063	14.001250	6.25%	0
2011	12.078057	13.178063	9.11%	0
2010	11.434852	12.078057	5.62%	0
2009	9.889643	11.434852	15.62%	0
2008	10.887232	9.889643	-9.16%	0
2007	10.072633	10.887232	8.09%	0
2006*	10.000000	10.072633	0.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	13.704371	13.961011	1.87%	0
2013	14.306771	13.704371	-4.21%	0
2012	13.361723	14.306771	7.07%	0
2011	13.199599	13.361723	1.23%	0
2010	12.496455	13.199599	5.63%	0
2009	11.217067	12.496455	11.41%	0
2008	10.960638	11.217067	2.34%	0
2007	10.317996	10.960638	6.23%	0
2006*	10.000000	10.317996	3.18%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	12.887292	12.140264	-5.80%	0
2013	10.902512	12.887292	18.20%	0
2012	10.371082	10.902512	5.12%	0
2011	12.076276	10.371082	-14.12%	0
2010	9.510753	12.076276	26.97%	0
2009	6.159451	9.510753	54.41%	0
2008	11.113774	6.159451	-44.58%	0
2007	10.941684	11.113774	1.57%	0
2006*	10.000000	10.941684	9.42%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.263185	11.868546	5.37%	0
2013	11.565013	11.263185	-2.61%	0
2012	10.816791	11.565013	6.92%	0
2011	10.478901	10.816791	3.22%	0
2010	10.010313	10.478901	4.68%	0
2009	9.344637	10.010313	7.12%	0
2008	10.651652	9.344637	-12.27%	0
2007	10.339890	10.651652	3.02%	0
2006*	10.000000	10.339890	3.40%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	25.314454	25.456208	0.56%	0
2013	28.395098	25.314454	-10.85%	0
2012	24.639505	28.395098	15.24%	0
2011	23.560961	24.639505	4.58%	0
2010	21.974033	23.560961	7.22%	0
2009	17.272996	21.974033	27.22%	0
2008	20.794033	17.272996	-16.93%	0
2007	19.980980	20.794033	4.07%	0
2006	18.455484	19.980980	8.27%	0
2005	16.827184	18.455484	9.68%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	14.677199	14.648569	-0.20%	0
2013	12.956507	14.677199	13.28%	0
2012	11.649396	12.956507	11.22%	0
2011	12.378495	11.649396	-5.89%	0
2010	11.988287	12.378495	3.25%	0
2009	9.258692	11.988287	29.48%	0
2008	17.114571	9.258692	-45.90%	0
2007	15.288933	17.114571	11.94%	0
2006	12.504824	15.288933	22.26%	0
2005	11.522900	12.504824	8.52%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	20.039962	19.497656	-2.71%	0
2013	18.310689	20.039962	9.44%	0
2012	14.438709	18.310689	26.82%	0
2011	19.900309	14.438709	-27.44%	0
2010	16.058143	19.900309	23.93%	0
2009	7.709851	16.058143	108.28%	0
2008	22.407842	7.709851	-65.59%	0
2007	16.668152	22.407842	34.44%	0
2006	12.229569	16.668152	36.29%	0
2005	9.482391	12.229569	28.97%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	35.869658	28.348881	-20.97%	0
2013	33.215226	35.869658	7.99%	0
2012	32.885662	33.215226	1.00%	0
2011	40.286290	32.885662	-18.37%	0
2010	31.905895	40.286290	26.27%	0
2009	20.730107	31.905895	53.91%	0
2008	39.386568	20.730107	-47.37%	0
2007	27.737742	39.386568	42.00%	0
2006	22.803673	27.737742	21.64%	0
2005	15.387403	22.803673	48.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.433670	15.540006	7.66%	0
2013	11.030724	14.433670	30.85%	0
2012	9.710252	11.030724	13.60%	0
2011	10.666666	9.710252	-8.97%	0
2010	9.717972	10.666666	9.76%	0
2009	7.828302	9.717972	24.14%	0
2008	12.896425	7.828302	-39.30%	0
2007	12.006735	12.896425	7.41%	0
2006	10.809692	12.006735	11.07%	0
2005	10.173585	10.809692	6.25%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.212981	22.253092	-4.14%	0
2013	15.815032	23.212981	46.78%	0
2012	15.007050	15.815032	5.38%	0
2011	16.099742	15.007050	-6.79%	0
2010	12.998369	16.099742	23.86%	0
2009*	10.000000	12.998369	29.98%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	22.666258	24.113652	6.39%	0
2013	16.864440	22.666258	34.40%	0
2012	14.578669	16.864440	15.68%	0
2011	16.337567	14.578669	-10.77%	0
2010	13.216214	16.337567	23.62%	0
2009	9.487250	13.216214	39.31%	0
2008	15.121697	9.487250	-37.26%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.989652	12.094224	0.87%	0
2013	13.415844	11.989652	-10.63%	0
2012	12.794510	13.415844	4.86%	0
2011	11.724458	12.794510	9.13%	0
2010	11.421855	11.724458	2.65%	0
2009	10.612664	11.421855	7.62%	0
2008	11.043508	10.612664	-3.90%	0
2007	10.329998	11.043508	6.91%	0
2006	10.412623	10.329998	-0.79%	0
2005	10.498454	10.412623	-0.82%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	12.345221	13.562453	9.86%	0
2013	9.307895	12.345221	32.63%	0
2012	8.307496	9.307895	12.04%	0
2011	8.250235	8.307496	0.69%	0
2010	7.401544	8.250235	11.47%	0
2009	6.418205	7.401544	15.32%	0
2008	10.048359	6.418205	-36.13%	0
2007	10.298484	10.048359	-2.43%	0
2006	9.006572	10.298484	14.34%	0
2005	8.814471	9.006572	2.18%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	9.127990	8.422596	-7.73%	0
2013	7.636196	9.127990	19.54%	0
2012	6.454479	7.636196	18.31%	0
2011	7.514553	6.454479	-14.11%	0
2010	6.792297	7.514553	10.63%	0
2009	5.199986	6.792297	30.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.000045	18.190079	13.69%	0
2013	12.592583	16.000045	27.06%	0
2012	11.086180	12.592583	13.59%	0
2011	11.431735	11.086180	-3.02%	0
2010	9.816572	11.431735	16.45%	0
2009	7.736202	9.816572	26.89%	0
2008	10.472487	7.736202	-26.13%	0
2007	10.979053	10.472487	-4.61%	0
2006*	10.000000	10.979053	9.79%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	22.495320	24.840009	10.42%	0
2013	17.488003	22.495320	28.63%	0
2012	15.631448	17.488003	11.88%	0
2011	15.846112	15.631448	-1.35%	0
2010	14.306764	15.846112	10.76%	0
2009	12.223147	14.306764	17.05%	0
2008	17.095323	12.223147	-28.50%	0
2007	18.457488	17.095323	-7.38%	0
2006	15.928998	18.457488	15.87%	0
2005	15.529466	15.928998	2.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	21.188100	21.749810	2.65%	0
2013	15.419589	21.188100	37.41%	0
2012	13.643738	15.419589	13.02%	0
2011	13.893248	13.643738	-1.80%	0
2010	11.306999	13.893248	22.87%	0
2009	9.261379	11.306999	22.09%	0
2008	13.728818	9.261379	-32.54%	0
2007	14.153814	13.728818	-3.00%	0
2006	12.667920	14.153814	11.73%	0
2005	12.096815	12.667920	4.72%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	8.868801	9.825455	10.79%	0
2013	6.760338	8.868801	31.19%	0
2012	6.183003	6.760338	9.34%	0
2011	6.274937	6.183003	-1.47%	0
2010	5.596630	6.274937	12.12%	0
2009	4.284903	5.596630	30.61%	0
2008	6.691885	4.284903	-35.97%	0
2007	6.358753	6.691885	5.24%	0
2006	5.962734	6.358753	6.64%	0
2005	5.892748	5.962734	1.19%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	11.609956	12.859106	10.76%	0
2013	9.005076	11.609956	28.93%	0
2012	7.968242	9.005076	13.01%	0
2011	8.009206	7.968242	-0.51%	0
2010	7.142033	8.009206	12.14%	0
2009	5.789335	7.142033	23.37%	0
2008	9.432251	5.789335	-38.62%	0
2007	9.178153	9.432251	2.77%	0
2006	8.137267	9.178153	12.79%	0
2005	7.959103	8.137267	2.24%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	13.001296	13.723072	5.55%	0
2013	10.993950	13.001296	18.26%	0
2012	10.195678	10.993950	7.83%	0
2011	9.577347	10.195678	6.46%	0
2010	8.504889	9.577347	12.61%	0
2009	7.106419	8.504889	19.68%	0
2008	10.330458	7.106419	-31.21%	0
2007	9.876015	10.330458	4.60%	0
2006	8.682358	9.876015	13.75%	0
2005	8.517790	8.682358	1.93%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	14.991758	13.274940	-11.45%	0
2013	12.482223	14.991758	20.10%	0
2012	11.346187	12.482223	10.01%	0
2011	14.253078	11.346187	-20.39%	0
2010	13.973295	14.253078	2.00%	0
2009	10.925573	13.973295	27.90%	0
2008	17.851336	10.925573	-38.80%	0
2007	17.554171	17.851336	1.69%	0
2006	14.662071	17.554171	19.73%	0
2005	13.418430	14.662071	9.27%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	14.748940	14.631887	-0.79%	0
2013	10.167416	14.748940	45.06%	0
2012	8.636662	10.167416	17.72%	0
2011	10.265604	8.636662	-15.87%	0
2010	8.015553	10.265604	28.07%	0
2009	6.512747	8.015553	23.07%	0
2008	10.687678	6.512747	-39.06%	0
2007	12.307634	10.687678	-13.16%	0
2006	12.145173	12.307634	1.34%	0
2005	11.754662	12.145173	3.32%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.841030	-1.59%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.597507	15.808707	1.35%	0
2013	15.809260	15.597507	-1.34%	0
2012	14.756067	15.809260	7.14%	0
2011	14.774451	14.756067	-0.12%	0
2010	13.944064	14.774451	5.96%	0
2009	11.856593	13.944064	17.61%	0
2008	13.096391	11.856593	-9.47%	0
2007	12.728021	13.096391	2.89%	0
2006	12.513634	12.728021	1.71%	0
2005	12.649837	12.513634	-1.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	12.713796	12.955011	1.90%	0
2013	11.481959	12.713796	10.73%	0
2012	10.528613	11.481959	9.05%	0
2011	10.812150	10.528613	-2.62%	0
2010	9.821266	10.812150	10.09%	0
2009	8.100963	9.821266	21.24%	0
2008	11.072802	8.100963	-26.84%	0
2007	10.438245	11.072802	6.08%	0
2006*	10.000000	10.438245	4.38%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.559800	12.836687	2.20%	0
2013	11.092232	12.559800	13.23%	0
2012	10.036214	11.092232	10.52%	0
2011	10.394135	10.036214	-3.44%	0
2010	9.294492	10.394135	11.83%	0
2009	7.391219	9.294492	25.75%	0
2008	11.249170	7.391219	-34.30%	0
2007	10.458077	11.249170	7.56%	0
2006*	10.000000	10.458077	4.58%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	12.711495	13.016185	2.40%	0
2013	10.714071	12.711495	18.64%	0
2012	9.501448	10.714071	12.76%	0
2011	9.999251	9.501448	-4.98%	0
2010	8.827332	9.999251	13.28%	0
2009	6.879329	8.827332	28.32%	0
2008	11.377235	6.879329	-39.53%	0
2007	10.478080	11.377235	8.58%	0
2006*	10.000000	10.478080	4.78%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	16.312714	17.811701	9.19%	0
2013	12.737820	16.312714	28.07%	0
2012	11.215928	12.737820	13.57%	0
2011	11.796387	11.215928	-4.92%	0
2010	10.315227	11.796387	14.36%	0
2009	7.786437	10.315227	32.48%	0
2008	13.895838	7.786437	-43.97%	0
2007	12.111495	13.895838	14.73%	0
2006	11.114054	12.111495	8.97%	0
2005	9.739724	11.114054	14.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.343607	9.662667	-14.82%	0
2013	9.357170	11.343607	21.23%	0
2012	9.149728	9.357170	2.27%	0
2011	9.883428	9.149728	-7.42%	0
2010	8.493894	9.883428	16.36%	0
2009	5.894255	8.493894	44.10%	0
2008	13.239449	5.894255	-55.48%	0
2007	9.310307	13.239449	42.20%	0
2006*	10.000000	9.310307	-6.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.374999	16.311868	6.09%	0
2013	12.299475	15.374999	25.01%	0
2012	10.748675	12.299475	14.43%	0
2011	10.913116	10.748675	-1.51%	0
2010	9.710421	10.913116	12.39%	0
2009	7.647507	9.710421	26.97%	0
2008	13.669583	7.647507	-44.05%	0
2007	13.804685	13.669583	-0.98%	0
2006	11.772075	13.804685	17.27%	0
2005	11.398242	11.772075	3.28%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	10.954806	11.992111	9.47%	0
2013	8.142278	10.954806	34.54%	0
2012	6.980115	8.142278	16.65%	0
2011	6.995204	6.980115	-0.22%	0
2010	5.793057	6.995204	20.75%	0
2009	4.071133	5.793057	42.30%	0
2008	9.277911	4.071133	-56.12%	0
2007	7.722824	9.277911	20.14%	0
2006	7.510092	7.722824	2.83%	0
2005	7.064247	7.510092	6.31%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	9.273472	10.068713	8.58%	0
2013	6.972286	9.273472	33.00%	0
2012	6.233716	6.972286	11.85%	0
2011	6.374424	6.233716	-2.21%	0
2010	5.261837	6.374424	21.14%	0
2009	4.204884	5.261837	25.14%	0
2008	8.161251	4.204884	-48.48%	0
2007	6.588341	8.161251	23.87%	0
2006	6.320946	6.588341	4.23%	0
2005	6.125116	6.320946	3.20%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.910779	12.742852	-1.30%	0
2013	12.487931	12.910779	3.39%	0
2012	11.199315	12.487931	11.51%	0
2011	11.034927	11.199315	1.49%	0
2010	9.931083	11.034927	11.12%	0
2009	7.073475	9.931083	40.40%	0
2008	9.666631	7.073475	-26.83%	0
2007	9.644314	9.666631	0.23%	0
2006	8.882808	9.644314	8.57%	0
2005	8.872122	8.882808	0.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.290771	12.692545	3.27%	0
2013	12.828995	12.290771	-4.20%	0
2012	12.421897	12.828995	3.28%	0
2011	11.864708	12.421897	4.70%	0
2010	11.283666	11.864708	5.15%	0
2009	9.989405	11.283666	12.96%	0
2008	10.583867	9.989405	-5.62%	0
2007	10.401873	10.583867	1.75%	0
2006	10.212376	10.401873	1.86%	0
2005	10.244356	10.212376	-0.31%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	14.539123	15.077141	3.70%	0
2013	10.942616	14.539123	32.87%	0
2012	9.766033	10.942616	12.05%	0
2011	11.201096	9.766033	-12.81%	0
2010	8.912271	11.201096	25.68%	0
2009	6.518356	8.912271	36.73%	0
2008	11.035516	6.518356	-40.93%	0
2007	9.786850	11.035516	12.76%	0
2006*	10.000000	9.786850	-2.13%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	10.620778	9.524736	-10.32%	0
2013	8.342136	10.620778	27.31%	0
2012	7.087460	8.342136	17.70%	0
2011	8.768508	7.087460	-19.17%	0
2010	7.946816	8.768508	10.34%	0
2009	6.436433	7.946816	23.47%	0
2008	11.742587	6.436433	-45.19%	0
2007	10.261088	11.742587	14.44%	0
2006	8.908494	10.261088	15.18%	0
2005	7.667533	8.908494	16.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	18.912332	19.703801	4.18%	0
2013	14.847014	18.912332	27.38%	0
2012	11.962979	14.847014	24.11%	0
2011	13.439599	11.962979	-10.99%	0
2010	10.883509	13.439599	23.49%	0
2009	7.081115	10.883509	53.70%	0
2008	14.853433	7.081115	-52.33%	0
2007	14.406168	14.853433	3.10%	0
2006	12.695526	14.406168	13.47%	0
2005	12.676315	12.695526	0.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	0
2010	10.172991	11.193004	10.03%	0
2009	7.682907	10.172991	32.41%	0
2008	11.185080	7.682907	-31.31%	0
2007	11.040930	11.185080	1.31%	0
2006*	10.000000	11.040930	10.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.350642	14.093327	-1.79%	0
2013	10.786830	14.350642	33.04%	0
2012	9.331188	10.786830	15.60%	0
2011	9.928678	9.331188	-6.02%	0
2010	7.929490	9.928678	25.21%	0
2009	6.287255	7.929490	26.12%	0
2008	9.612711	6.287255	-34.59%	0
2007	10.085402	9.612711	-4.69%	0
2006*	10.000000	10.085402	0.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.217226	14.982084	-12.98%	0
2013	14.302596	17.217226	20.38%	0
2012	12.350767	14.302596	15.80%	0
2011	14.122701	12.350767	-12.55%	0
2010	13.307802	14.122701	6.12%	0
2009	9.922715	13.307802	34.11%	0
2008	17.003179	9.922715	-41.64%	0
2007	15.039936	17.003179	13.05%	0
2006	12.654957	15.039936	18.85%	0
2005	11.729752	12.654957	7.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.596445	-14.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.925989	-0.74%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.630603	10.900253	2.54%	0
2013	9.126306	10.630603	16.48%	0
2012	8.017840	9.126306	13.82%	0
2011	9.751936	8.017840	-17.78%	0
2010	8.632095	9.751936	12.97%	0
2009	7.383165	8.632095	16.92%	0
2008	12.271850	7.383165	-39.84%	0
2007	11.543155	12.271850	6.31%	0
2006*	10.000000	11.543155	15.43%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.074793	13.329723	10.39%	0
2013	9.473798	12.074793	27.45%	0
2012	8.379141	9.473798	13.06%	0
2011	8.968432	8.379141	-6.57%	0
2010	7.396090	8.968432	21.26%	0
2009	5.261144	7.396090	40.58%	0
2008	8.974910	5.261144	-41.38%	0
2007	10.262549	8.974910	-12.55%	0
2006*	10.000000	10.262549	2.63%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	12.956130	13.500662	4.20%	0
2013	11.604845	12.956130	11.64%	0
2012	10.490845	11.604845	10.62%	0
2011	10.672985	10.490845	-1.71%	0
2010	9.885573	10.672985	7.97%	0
2009	8.058208	9.885573	22.68%	0
2008	11.335616	8.058208	-28.91%	0
2007	10.948825	11.335616	3.53%	0
2006*	10.000000	10.948825	9.49%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	13.859978	14.564393	5.08%	0
2013	10.654663	13.859978	30.08%	0
2012	9.447042	10.654663	12.78%	0
2011	10.113549	9.447042	-6.59%	0
2010	8.881142	10.113549	13.88%	0
2009	6.837770	8.881142	29.88%	0
2008	11.372884	6.837770	-39.88%	0
2007	11.329103	11.372884	0.39%	0
2006*	10.000000	11.329103	13.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	15.647797	15.664167	0.10%	0
2013	14.922670	15.647797	4.86%	0
2012	13.304570	14.922670	12.16%	0
2011	13.628997	13.304570	-2.38%	0
2010	12.090996	13.628997	12.72%	0
2009	7.167342	12.090996	68.70%	0
2008	10.482672	7.167342	-31.63%	0
2007	10.517998	10.482672	-0.34%	0
2006*	10.000000	10.517998	5.18%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.252582	17.577341	-3.70%	0
2013	13.664027	18.252582	33.58%	0
2012	11.709352	13.664027	16.69%	0
2011	12.569905	11.709352	-6.85%	0
2010	10.560916	12.569905	19.02%	0
2009	6.935707	10.560916	52.27%	0
2008	11.565631	6.935707	-40.03%	0
2007	10.744085	11.565631	7.65%	0
2006*	10.000000	10.744085	7.44%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.150720	15.915132	-1.46%	0
2013	12.405295	16.150720	30.19%	0
2012	10.847528	12.405295	14.36%	0
2011	12.008085	10.847528	-9.66%	0
2010	10.438852	12.008085	15.03%	0
2009	7.427400	10.438852	40.55%	0
2008	10.633086	7.427400	-30.15%	0
2007	10.691588	10.633086	-0.55%	0
2006*	10.000000	10.691588	6.92%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.199858	14.024110	6.24%	0
2013	9.563827	13.199858	38.02%	0
2012	8.780011	9.563827	8.93%	0
2011	9.170562	8.780011	-4.26%	0
2010	7.218453	9.170562	27.04%	0
2009	5.467774	7.218453	32.02%	0
2008	10.610435	5.467774	-48.47%	0
2007	10.290507	10.610435	3.11%	0
2006*	10.000000	10.290507	2.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.362818	12.786523	12.53%	0
2013	9.071327	11.362818	25.26%	0
2012	8.391062	9.071327	8.11%	0
2011	8.980699	8.391062	-6.57%	0
2010	7.884099	8.980699	13.91%	0
2009	6.057708	7.884099	30.15%	0
2008	9.858317	6.057708	-38.55%	0
2007	10.762168	9.858317	-8.40%	0
2006*	10.000000	10.762168	7.62%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.884015	10.828695	-8.88%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.129240	13.902721	5.89%	0
2013	9.594200	13.129240	36.85%	0
2012*	10.000000	9.594200	-4.06%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.532361	15.350048	5.63%	0
2013	10.645474	14.532361	36.51%	0
2012	9.614219	10.645474	10.73%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	16.399496	17.318638	5.60%	0
2013	12.993483	16.399496	26.21%	0
2012	11.684801	12.993483	11.20%	0
2011	11.972993	11.684801	-2.41%	0
2010	11.191545	11.972993	6.98%	0
2009	8.933026	11.191545	25.28%	0
2008	13.095654	8.933026	-31.79%	0
2007	12.405603	13.095654	5.56%	0
2006	10.885162	12.405603	13.97%	0
2005	10.584094	10.885162	2.84%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.175594	12.963643	6.47%	0
2013	9.960196	12.175594	22.24%	0
2012	9.060943	9.960196	9.92%	0
2011*	10.000000	9.060943	-9.39%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.033626	19.905106	16.86%	0
2013	12.411421	17.033626	37.24%	0
2012	10.513553	12.411421	18.05%	0
2011	10.356971	10.513553	1.51%	0
2010	10.072941	10.356971	2.82%	0
2009	8.079354	10.072941	24.68%	0
2008	11.591540	8.079354	-30.30%	0
2007	10.613734	11.591540	9.21%	0
2006*	10.000000	10.613734	6.14%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	10.669110	11.941682	11.93%	0
2013	10.637283	10.669110	0.30%	0
2012	8.502798	10.637283	25.10%	0
2011	9.313254	8.502798	-8.70%	0
2010	8.115785	9.313254	14.75%	0
2009	6.318952	8.115785	28.44%	0
2008	11.691257	6.318952	-45.95%	0
2007	12.676443	11.691257	-7.77%	0
2006*	10.000000	12.676443	26.76%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	20.279485	19.868469	-2.03%	0
2013	17.449574	20.279485	16.22%	0
2012	15.467894	17.449574	12.81%	0
2011	16.984536	15.467894	-8.93%	0
2010	15.410601	16.984536	10.21%	0
2009	11.668953	15.410601	32.06%	0
2008	20.044208	11.668953	-41.78%	0
2007	17.895074	20.044208	12.01%	0
2006	14.289830	17.895074	25.23%	0
2005	12.408091	14.289830	15.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	0
2012*	10.000000	9.670053	-3.30%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	26.337323	24.364069	-7.49%	0
2013	21.553949	26.337323	22.19%	0
2012	18.522002	21.553949	16.37%	0
2011	20.439853	18.522002	-9.38%	0
2010	19.260471	20.439853	6.12%	0
2009*	10.000000	19.260471	22.11%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	21.991647	21.883904	-0.49%	0
2013	20.380896	21.991647	7.90%	0
2012	17.592949	20.380896	15.85%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	20.559393	21.656119	5.33%	0
2013	16.203059	20.559393	26.89%	0
2012	14.612461	16.203059	10.89%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	12.083264	12.798454	5.92%	0
2013	9.453968	12.083264	27.81%	0
2012	7.816942	9.453968	20.94%	0
2011	8.601818	7.816942	-9.12%	0
2010	8.272674	8.601818	3.98%	0
2009	5.801929	8.272674	42.58%	0
2008	10.669603	5.801929	-45.62%	0
2007	7.997708	10.669603	33.41%	0
2006	7.505448	7.997708	6.56%	0
2005	6.828128	7.505448	9.92%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.079427	6.491504	6.78%	0
2013	4.598274	6.079427	32.21%	0
2012	3.952346	4.598274	16.34%	0
2011	4.430916	3.952346	-10.80%	0
2010	3.647555	4.430916	21.48%	0
2009	2.380753	3.647555	53.21%	0
2008	4.351735	2.380753	-45.29%	0
2007	3.662345	4.351735	18.82%	0
2006	3.477995	3.662345	5.30%	0
2005	3.192668	3.477995	8.94%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	12.499104	10.728183	-14.17%	0
2013	11.200255	12.499104	11.60%	0
2012	10.134675	11.200255	10.51%	0
2011	15.338664	10.134675	-33.93%	0
2010	12.564109	15.338664	22.08%	0
2009	7.185023	12.564109	74.87%	0
2008	15.403654	7.185023	-53.36%	0
2007	12.323352	15.403654	25.00%	0
2006	8.606007	12.323352	43.19%	0
2005	6.679058	8.606007	28.85%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	20.281947	22.797413	12.40%	0
2013	15.698864	20.281947	29.19%	0
2012	13.355983	15.698864	17.54%	0
2011	13.387449	13.355983	-0.24%	0
2010	11.104773	13.387449	20.56%	0
2009	8.975741	11.104773	23.72%	0
2008	13.762347	8.975741	-34.78%	0
2007	13.757803	13.762347	0.03%	0
2006	12.057414	13.757803	14.10%	0
2005	11.305196	12.057414	6.65%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.385874	-6.14%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	20.108021	18.163727	-9.67%	0
2013	14.581369	20.108021	37.90%	0
2012	12.351830	14.581369	18.05%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	18.025590	19.397841	7.61%	0
2013	13.613320	18.025590	32.41%	0
2012	12.030880	13.613320	13.15%	0
2011	12.377556	12.030880	-2.80%	0
2010	11.396909	12.377556	8.60%	0
2009	9.531284	11.396909	19.57%	0
2008	14.513012	9.531284	-34.33%	0
2007	13.815096	14.513012	5.05%	0
2006	11.739316	13.815096	17.68%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.673318	8.341946	8.71%	0
2013	6.056638	7.673318	26.69%	0
2012	5.439939	6.056638	11.34%	0
2011	5.609306	5.439939	-3.02%	0
2010	4.817024	5.609306	16.45%	0
2009	3.695864	4.817024	30.34%	0
2008	6.175207	3.695864	-40.15%	0
2007	5.290573	6.175207	16.72%	0
2006	5.102822	5.290573	3.68%	0
2005	4.906318	5.102822	4.01%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.421168	21.452736	10.46%	0
2013	15.078430	19.421168	28.80%	0
2012	13.467458	15.078430	11.96%	0
2011	13.702307	13.467458	-1.71%	0
2010	12.366751	13.702307	10.80%	0
2009*	10.000000	12.366751	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.052206	13.381539	2.52%	0
2013	10.841715	13.052206	20.39%	0
2012	9.595173	10.841715	12.99%	0
2011	9.735136	9.595173	-1.44%	0
2010	8.899746	9.735136	9.39%	0
2009	7.384802	8.899746	20.51%	0
2008	10.769435	7.384802	-31.43%	0
2007	10.391833	10.769435	3.63%	0
2006*	10.000000	10.391833	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.475888	10.739006	2.51%	0
2013	11.011421	10.475888	-4.86%	0
2012	10.743477	11.011421	2.49%	0
2011	10.405675	10.743477	3.25%	0
2010	10.053791	10.405675	3.50%	0
2009	9.180297	10.053791	9.51%	0
2008	10.431022	9.180297	-11.99%	0
2007	10.374046	10.431022	0.55%	0
2006*	10.000000	10.374046	3.74%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	0
2009	7.140620	9.873794	38.28%	0
2008	11.917257	7.140620	-40.08%	0
2007	10.672505	11.917257	11.66%	0
2006*	10.000000	10.672505	6.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	0
2010	8.228464	9.497129	15.42%	0
2009	6.071730	8.228464	35.52%	0
2008	11.146413	6.071730	-45.53%	0
2007	10.202232	11.146413	9.25%	0
2006*	10.000000	10.202232	2.02%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.539200	12.420477	7.64%	0
2013	8.886886	11.539200	29.85%	0
2012	7.774651	8.886886	14.31%	0
2011	8.143431	7.774651	-4.53%	0
2010	7.514524	8.143431	8.37%	0
2009	5.888236	7.514524	27.62%	0
2008	9.736275	5.888236	-39.52%	0
2007*	10.000000	9.736275	-2.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	17.102880	17.126896	0.14%	0
2013	16.357596	17.102880	4.56%	0
2012	14.623484	16.357596	11.86%	0
2011	14.423884	14.623484	1.38%	0
2010	13.053721	14.423884	10.50%	0
2009	9.155969	13.053721	42.57%	0
2008	13.021003	9.155969	-29.68%	0
2007	12.930728	13.021003	0.70%	0
2006	11.971599	12.930728	8.01%	0
2005	11.973871	11.971599	-0.02%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	11.026899	11.754973	6.60%	0
2013	8.325059	11.026899	32.45%	0
2012	7.196969	8.325059	15.67%	0
2011	7.545282	7.196969	-4.62%	0
2010	6.674060	7.545282	13.05%	0
2009	5.316780	6.674060	25.53%	0
2008	8.641691	5.316780	-38.48%	0
2007	9.051473	8.641691	-4.53%	0
2006	7.996733	9.051473	13.19%	0
2005	7.855009	7.996733	1.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	11.903977	12.391353	4.09%	0
2013	8.476063	11.903977	40.44%	0
2012	7.422912	8.476063	14.19%	0
2011	8.600540	7.422912	-13.69%	0
2010	7.618363	8.600540	12.89%	0
2009	5.100456	7.618363	49.37%	0
2008*	10.000000	5.100456	-49.00%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.147626	14.199920	8.00%	0
2013	9.702519	13.147626	35.51%	0
2012	8.911805	9.702519	8.87%	0
2011	9.425564	8.911805	-5.45%	0
2010	7.810426	9.425564	20.68%	0
2009	6.080844	7.810426	28.44%	0
2008*	10.000000	6.080844	-39.19%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.603013	11.817255	1.85%	0
2013	10.363223	11.603013	11.96%	0
2012	9.556212	10.363223	8.44%	0
2011	9.919113	9.556212	-3.66%	0
2010	9.200321	9.919113	7.81%	0
2009	7.863141	9.200321	17.01%	0
2008*	10.000000	7.863141	-21.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0
2008*	10.000000	7.146054	-28.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
2010	9.938708	10.365215	4.29%	0
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	0
2012	9.265691	10.166637	9.72%	0
2011	9.714820	9.265691	-4.62%	0
2010	8.932762	9.714820	8.75%	0
2009	7.501354	8.932762	19.08%	0
2008*	10.000000	7.501354	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	0
2012	8.639404	9.666390	11.89%	0
2011	9.280464	8.639404	-6.91%	0
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0
2008*	10.000000	6.785554	-32.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
2008*	10.000000	8.240441	-17.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.404173	11.699151	2.59%	0
2013	11.906234	11.404173	-4.22%	0
2012	11.316031	11.906234	5.22%	0
2011	10.870666	11.316031	4.10%	0
2010	10.398468	10.870666	4.54%	0
2009	9.788780	10.398468	6.23%	0
2008*	10.000000	9.788780	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
2008*	10.000000	9.772882	-2.27%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	19.775691	18.247434	-7.73%	0
2013	20.101769	19.775691	-1.62%	0
2012	17.562738	20.101769	14.46%	0
2011	23.169005	17.562738	-24.20%	0
2010	20.422481	23.169005	13.45%	0
2009	12.805875	20.422481	59.48%	0
2008	31.050707	12.805875	-58.76%	0
2007	21.844707	31.050707	42.14%	0
2006	16.361176	21.844707	33.52%	0
2005	12.631012	16.361176	29.53%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.289604	14.591375	2.11%	0
2013	15.252085	14.289604	-6.31%	0
2012	15.156743	15.252085	0.63%	0
2011	14.470579	15.156743	4.74%	0
2010	14.142504	14.470579	2.32%	0
2009	14.103648	14.142504	0.28%	0
2008	13.407944	14.103648	5.19%	0
2007	12.814982	13.407944	4.63%	0
2006	12.698230	12.814982	0.92%	0
2005	12.592015	12.698230	0.84%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.143539	11.804950	-2.79%	0
2013	10.553660	12.143539	15.06%	0
2012	9.348986	10.553660	12.89%	0
2011	10.609647	9.348986	-11.88%	0
2010	9.590103	10.609647	10.63%	0
2009	7.570718	9.590103	26.67%	0
2008	14.373033	7.570718	-47.33%	0
2007	11.577809	14.373033	24.14%	0
2006	8.916272	11.577809	29.85%	0
2005	7.011855	8.916272	27.16%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
2008	11.525594	6.404701	-44.43%	0
2007	10.791318	11.525594	6.80%	0
2006*	10.000000	10.791318	7.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.450157	16.864393	2.52%	0
2013	13.238662	16.450157	24.26%	0
2012	11.697664	13.238662	13.17%	0
2011	12.468847	11.697664	-6.18%	0
2010	11.139141	12.468847	11.94%	0
2009	8.967548	11.139141	24.22%	0
2008	14.541280	8.967548	-38.33%	0
2007	14.055673	14.541280	3.45%	0
2006	12.315522	14.055673	14.13%	0
2005	11.684267	12.315522	5.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.168426	12.344734	1.45%	0
2013	11.886917	12.168426	2.37%	0
2012	11.574631	11.886917	2.70%	0
2011	11.515011	11.574631	0.52%	0
2010	11.135867	11.515011	3.40%	0
2009	10.454125	11.135867	6.52%	0
2008	11.391872	10.454125	-8.23%	0
2007	11.071729	11.391872	2.89%	0
2006	10.679155	11.071729	3.68%	0
2005	10.585388	10.679155	0.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.706244	15.104694	2.71%	0
2013	12.912972	14.706244	13.89%	0
2012	11.934143	12.912972	8.20%	0
2011	12.225672	11.934143	-2.38%	0
2010	11.287808	12.225672	8.31%	0
2009	9.702771	11.287808	16.34%	0
2008	12.937452	9.702771	-25.00%	0
2007	12.540751	12.937452	3.16%	0
2006	11.532407	12.540751	8.74%	0
2005	11.210038	11.532407	2.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	15.862335	16.257395	2.49%	0
2013	13.273620	15.862335	19.50%	0
2012	11.949506	13.273620	11.08%	0
2011	12.502385	11.949506	-4.42%	0
2010	11.346772	12.502385	10.18%	0
2009	9.341269	11.346772	21.47%	0
2008	13.943417	9.341269	-33.01%	0
2007	13.453385	13.943417	3.64%	0
2006	12.027359	13.453385	11.86%	0
2005	11.502471	12.027359	4.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.651446	13.962443	2.28%	0
2013	12.652101	13.651446	7.90%	0
2012	11.993084	12.652101	5.49%	0
2011	12.032852	11.993084	-0.33%	0
2010	11.355232	12.032852	5.97%	0
2009	10.150434	11.355232	11.87%	0
2008	12.235571	10.150434	-17.04%	0
2007	11.837986	12.235571	3.36%	0
2006	11.180361	11.837986	5.88%	0
2005	10.957118	11.180361	2.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.171928	21.431265	6.24%	0
2013	15.110917	20.171928	33.49%	0
2012	13.038970	15.110917	15.89%	0
2011	13.657171	13.038970	-4.53%	0
2010	12.854454	13.657171	6.24%	0
2009*	10.000000	12.854454	28.54%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.090599	0.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.401769	25.004544	6.85%	0
2013	18.012002	23.401769	29.92%	0
2012	15.702713	18.012002	14.71%	0
2011	16.499698	15.702713	-4.83%	0
2010	13.388376	16.499698	23.24%	0
2009	10.025614	13.388376	33.54%	0
2008	16.159826	10.025614	-37.96%	0
2007	15.387620	16.159826	5.02%	0
2006	14.338902	15.387620	7.31%	0
2005	13.098136	14.338902	9.47%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.282567	9.064429	-2.35%	0
2013	9.505955	9.282567	-2.35%	0
2012	9.735354	9.505955	-2.36%	0
2011	9.968980	9.735354	-2.34%	0
2010	10.208874	9.968980	-2.35%	0
2009	10.450168	10.208874	-2.31%	0
2008	10.486302	10.450168	-0.34%	0
2007	10.248862	10.486302	2.32%	0
2006	10.039984	10.248862	2.08%	0
2005	10.013760	10.039984	0.26%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.210821	15.430225	1.44%	0
2013	15.754044	15.210821	-3.45%	0
2012	14.373363	15.754044	9.61%	0
2011	13.944711	14.373363	3.07%	0
2010	12.913017	13.944711	7.99%	0
2009	10.631639	12.913017	21.46%	0
2008	13.163740	10.631639	-19.24%	0
2007	12.886250	13.163740	2.15%	0
2006	12.586525	12.886250	2.38%	0
2005	12.613599	12.586525	-0.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	17.693933	17.103856	-3.33%	0
2013	14.930112	17.693933	18.51%	0
2012	13.190586	14.930112	13.19%	0
2011	14.896162	13.190586	-11.45%	0
2010	13.364881	14.896162	11.46%	0
2009*	10.000000	13.364881	33.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.960633	-10.39%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.691902	13.687035	7.84%	0
2013	9.646040	12.691902	31.58%	0
2012	8.490151	9.646040	13.61%	0
2011	8.954267	8.490151	-5.18%	0
2010	7.938320	8.954267	12.80%	0
2009	6.264075	7.938320	26.73%	0
2008*	10.000000	6.264075	-37.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.480026	15.626988	7.92%	0
2013	10.948338	14.480026	32.26%	0
2012	9.517361	10.948338	15.04%	0
2011	10.349387	9.517361	-8.04%	0
2010*	10.000000	10.349387	3.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	0
2010	7.774100	8.559142	10.10%	0
2009	6.248393	7.774100	24.42%	0
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.527395	13.742454	1.59%	0
2013	9.969936	13.527395	35.68%	0
2012	8.886056	9.969936	12.20%	0
2011	9.501362	8.886056	-6.48%	0
2010	7.672185	9.501362	23.84%	0
2009	6.180550	7.672185	24.13%	0
2008*	10.000000	6.180550	-38.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.213101	16.241379	14.27%	0
2013	10.727602	14.213101	32.49%	0
2012	9.442862	10.727602	13.61%	0
2011	9.899476	9.442862	-4.61%	0
2010	8.473892	9.899476	16.82%	0
2009	6.651221	8.473892	27.40%	0
2008*	10.000000	6.651221	-33.49%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	8.761713	8.796352	0.40%	0
2013	6.218305	8.761713	40.90%	0
2012	5.613917	6.218305	10.77%	0
2011	5.786269	5.613917	-2.98%	0
2010	4.723365	5.786269	22.50%	0
2009	3.794911	4.723365	24.47%	0
2008	7.253569	3.794911	-47.68%	0
2007	6.769080	7.253569	7.16%	0
2006	6.716194	6.769080	0.79%	0
2005	6.362514	6.716194	5.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	27.131787	28.354630	4.51%	0
2013	19.789260	27.131787	37.10%	0
2012	16.826320	19.789260	17.61%	0
2011	18.150860	16.826320	-7.30%	0
2010	14.681321	18.150860	23.63%	0
2009	11.911955	14.681321	23.25%	0
2008	17.980292	11.911955	-33.75%	0
2007	19.779220	17.980292	-9.10%	0
2006	17.267657	19.779220	14.54%	0
2005	17.154808	17.267657	0.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	19.630877	19.325746	-1.55%	0
2013	14.266835	19.630877	37.60%	0
2012	12.649892	14.266835	12.78%	0
2011	13.716237	12.649892	-7.77%	0
2010	11.208133	13.716237	22.38%	0
2009	8.520932	11.208133	31.54%	0
2008	14.117960	8.520932	-39.64%	0
2007	14.157788	14.117960	-0.28%	0
2006	12.939833	14.157788	9.41%	0
2005	11.797148	12.939833	9.69%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.268991	13.436066	9.51%	0
2013	9.583461	12.268991	28.02%	0
2012	8.593159	9.583461	11.52%	0
2011	8.753240	8.593159	-1.83%	0
2010	7.901068	8.753240	10.79%	0
2009	6.416688	7.901068	23.13%	0
2008	11.243898	6.416688	-42.93%	0
2007	10.645051	11.243898	5.63%	0
2006	9.593135	10.645051	10.97%	0
2005	9.142914	9.593135	4.92%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.679155	13.440599	25.86%	0
2013	10.612991	10.679155	0.62%	0
2012	9.387043	10.612991	13.06%	0
2011	9.025690	9.387043	4.00%	0
2010	7.099743	9.025690	27.13%	0
2009	5.557199	7.099743	27.76%	0
2008*	10.000000	5.557199	-44.43%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
2008*	10.000000	9.786923	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.599475	13.991760	-10.31%	0
2013	13.301835	15.599475	17.27%	0
2012	11.393575	13.301835	16.75%	0
2011	13.323024	11.393575	-14.48%	0
2010	12.829265	13.323024	3.85%	0
2009*	10.000000	12.829265	28.29%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.537130	9.369808	-1.75%	0
2013	9.706780	9.537130	-1.75%	0
2012	9.503329	9.706780	2.14%	0
2011	9.703386	9.503329	-2.06%	0
2010	9.438083	9.703386	2.81%	0
2009	8.528554	9.438083	10.66%	0
2008	10.088638	8.528554	-15.46%	0
2007	9.862159	10.088638	2.30%	0
2006	9.691599	9.862159	1.76%	0
2005	9.782990	9.691599	-0.93%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.974799	16.140728	1.04%	0
2013	11.217442	15.974799	42.41%	0
2012	10.556781	11.217442	6.26%	0
2011	10.926195	10.556781	-3.38%	0
2010	9.354373	10.926195	16.80%	0
2009	7.803826	9.354373	19.87%	0
2008	13.204161	7.803826	-40.90%	0
2007	13.454464	13.204161	-1.86%	0
2006	13.089943	13.454464	2.78%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.117715	18.450852	7.79%	0
2013	12.739092	17.117715	34.37%	0
2012	11.755683	12.739092	8.37%	0
2011	12.420640	11.755683	-5.35%	0
2010	10.353070	12.420640	19.97%	0
2009	8.067051	10.353070	28.34%	0
2008	13.642711	8.067051	-40.87%	0
2007	12.984274	13.642711	5.07%	0
2006	11.693516	12.984274	11.04%	0
2005	11.205685	11.693516	4.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	10.429454	11.753675	12.70%	0
2013	8.232131	10.429454	26.69%	0
2012	7.387631	8.232131	11.43%	0
2011	7.652986	7.387631	-3.47%	0
2010	7.162522	7.652986	6.85%	0
2009	5.075378	7.162522	41.12%	0
2008	9.540588	5.075378	-46.80%	0
2007	8.560216	9.540588	11.45%	0
2006	8.120254	8.560216	5.42%	0
2005	7.911700	8.120254	2.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	7.067024	7.300096	3.30%	0
2013	5.321932	7.067024	32.79%	0
2012	4.680501	5.321932	13.70%	0
2011	4.740964	4.680501	-1.28%	0
2010	3.808825	4.740964	24.47%	0
2009	2.941370	3.808825	29.49%	0
2008	5.914359	2.941370	-50.27%	0
2007	5.696738	5.914359	3.82%	0
2006	5.666015	5.696738	0.54%	0
2005	5.165208	5.666015	9.70%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	15.891780	15.874004	-0.11%	0
2013	12.783292	15.891780	24.32%	0
2012	10.795855	12.783292	18.41%	0
2011	12.054622	10.795855	-10.44%	0
2010	10.644974	12.054622	13.24%	0
2009	7.799256	10.644974	36.49%	0
2008	13.354182	7.799256	-41.60%	0
2007	12.864419	13.354182	3.81%	0
2006	11.192856	12.864419	14.93%	0
2005	10.026745	11.192856	11.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.884686	9.926381	0.42%	0
2013	10.135995	9.884686	-2.48%	0
2012*	10.000000	10.135995	1.36%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.969630	-10.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	11.946107	12.913977	8.10%	0
2013	9.283669	11.946107	28.68%	0
2012	8.135059	9.283669	14.12%	0
2011	8.331634	8.135059	-2.36%	0
2010	7.348306	8.331634	13.38%	0
2009	5.865960	7.348306	25.27%	0
2008	9.763419	5.865960	-39.92%	0
2007	9.576043	9.763419	1.96%	0
2006	8.524930	9.576043	12.33%	0
2005	8.237190	8.524930	3.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.231478	15.555454	9.30%	0
2013	10.334776	14.231478	37.70%	0
2012	8.970498	10.334776	15.21%	0
2011	9.393796	8.970498	-4.51%	0
2010	7.795102	9.393796	20.51%	0
2009	5.818513	7.795102	33.97%	0
2008	9.584717	5.818513	-39.29%	0
2007	9.936910	9.584717	-3.54%	0
2006*	10.000000	9.936910	-0.63%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.631528	-3.68%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.081407	10.901957	-1.62%	0
2013	11.374504	11.081407	-2.58%	0
2012	11.015568	11.374504	3.26%	0
2011	11.167393	11.015568	-1.36%	0
2010	10.872327	11.167393	2.71%	0
2009*	10.000000	10.872327	8.72%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.370214	12.452923	0.67%	0
2013	13.954106	12.370214	-11.35%	0
2012	13.140439	13.954106	6.19%	0
2011	12.049733	13.140439	9.05%	0
2010	11.413884	12.049733	5.57%	0
2009	9.876563	11.413884	15.57%	0
2008	10.878399	9.876563	-9.21%	0
2007	10.069641	10.878399	8.03%	0
2006*	10.000000	10.069641	0.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	13.651261	13.899796	1.82%	0
2013	14.258630	13.651261	-4.26%	0
2012	13.323599	14.258630	7.02%	0
2011	13.168655	13.323599	1.18%	0
2010	12.473543	13.168655	5.57%	0
2009	11.202231	12.473543	11.35%	0
2008	10.951742	11.202231	2.29%	0
2007	10.314928	10.951742	6.17%	0
2006*	10.000000	10.314928	3.15%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	12.837499	12.087163	-5.84%	0
2013	10.865950	12.837499	18.14%	0
2012	10.341617	10.865950	5.07%	0
2011	12.048115	10.341617	-14.16%	0
2010	9.493415	12.048115	26.91%	0
2009	6.151367	9.493415	54.33%	0
2008	11.104898	6.151367	-44.61%	0
2007	10.938569	11.104898	1.52%	0
2006*	10.000000	10.938569	9.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.219053	11.815990	5.32%	0
2013	11.525595	11.219053	-2.66%	0
2012	10.785461	11.525595	6.86%	0
2011	10.453898	10.785461	3.17%	0
2010	9.991546	10.453898	4.63%	0
2009	9.331893	9.991546	7.07%	0
2008	10.642560	9.331893	-12.32%	0
2007	10.336374	10.642560	2.96%	0
2006*	10.000000	10.336374	3.36%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	25.134436	25.262237	0.51%	0
2013	28.207618	25.134436	-10.89%	0
2012	24.489383	28.207618	15.18%	0
2011	23.429368	24.489383	4.52%	0
2010	21.862467	23.429368	7.17%	0
2009	17.194089	21.862467	27.15%	0
2008	20.709644	17.194089	-16.98%	0
2007	19.910144	20.709644	4.02%	0
2006	18.399449	19.910144	8.21%	0
2005	16.784659	18.399449	9.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	14.589778	14.553859	-0.25%	0
2013	12.885931	14.589778	13.22%	0
2012	11.591899	12.885931	11.16%	0
2011	12.323688	11.591899	-5.94%	0
2010	11.941311	12.323688	3.20%	0
2009	9.227135	11.941311	29.42%	0
2008	17.064993	9.227135	-45.93%	0
2007	15.252481	17.064993	11.88%	0
2006	12.481373	15.252481	22.20%	0
2005	11.507166	12.481373	8.47%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	19.897462	19.349113	-2.76%	0
2013	18.189786	19.897462	9.39%	0
2012	14.350727	18.189786	26.75%	0
2011	19.789157	14.350727	-27.48%	0
2010	15.976616	19.789157	23.86%	0
2009	7.674623	15.976616	108.17%	0
2008	22.316926	7.674623	-65.61%	0
2007	16.609059	22.316926	34.37%	0
2006	12.192435	16.609059	36.22%	0
2005	9.458423	12.192435	28.91%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	35.614499	28.132780	-21.01%	0
2013	32.995839	35.614499	7.94%	0
2012	32.685234	32.995839	0.95%	0
2011	40.061236	32.685234	-18.41%	0
2010	31.743877	40.061236	26.20%	0
2009	20.635410	31.743877	53.83%	0
2008	39.226806	20.635410	-47.39%	0
2007	27.639443	39.226806	41.92%	0
2006	22.734460	27.639443	21.58%	0
2005	15.348524	22.734460	48.12%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.333009	15.423735	7.61%	0
2013	10.959404	14.333009	30.78%	0
2012	9.652426	10.959404	13.54%	0
2011	10.608559	9.652426	-9.01%	0
2010	9.669974	10.608559	9.71%	0
2009	7.793629	9.669974	24.08%	0
2008	12.845907	7.793629	-39.33%	0
2007	11.965856	12.845907	7.35%	0
2006	10.778386	11.965856	11.02%	0
2005	10.149298	10.778386	6.20%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.157582	22.188616	-4.18%	0
2013	15.785353	23.157582	46.70%	0
2012	14.986577	15.785353	5.33%	0
2011	16.086009	14.986577	-6.83%	0
2010	12.993930	16.086009	23.80%	0
2009*	10.000000	12.993930	29.94%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	22.531144	23.957641	6.33%	0
2013	16.772489	22.531144	34.33%	0
2012	14.506628	16.772489	15.62%	0
2011	16.265146	14.506628	-10.81%	0
2010	13.164361	16.265146	23.55%	0
2009	9.454876	13.164361	39.23%	0
2008	15.077839	9.454876	-37.29%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.924328	12.022174	0.82%	0
2013	13.349569	11.924328	-10.68%	0
2012	12.737840	13.349569	4.80%	0
2011	11.678486	12.737840	9.07%	0
2010	11.382890	11.678486	2.60%	0
2009	10.581877	11.382890	7.57%	0
2008	11.017114	10.581877	-3.95%	0
2007	10.310617	11.017114	6.85%	0
2006	10.398399	10.310617	-0.84%	0
2005	10.489471	10.398399	-0.87%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	12.257334	13.459000	9.80%	0
2013	9.246355	12.257334	32.56%	0
2012	8.256817	9.246355	11.98%	0
2011	8.204101	8.256817	0.64%	0
2010	7.363924	8.204101	11.41%	0
2009	6.388857	7.363924	15.26%	0
2008	10.007549	6.388857	-36.16%	0
2007	10.261944	10.007549	-2.48%	0
2006	8.979194	10.261944	14.29%	0
2005	8.792164	8.979194	2.13%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	9.063014	8.358351	-7.78%	0
2013	7.585734	9.063014	19.47%	0
2012	6.415112	7.585734	18.25%	0
2011	7.472549	6.415112	-14.15%	0
2010	6.757778	7.472549	10.58%	0
2009	5.176200	6.757778	30.55%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	15.937356	18.109532	13.63%	0
2013	12.549666	15.937356	26.99%	0
2012	11.054067	12.549666	13.53%	0
2011	11.404442	11.054067	-3.07%	0
2010	9.798139	11.404442	16.39%	0
2009	7.725629	9.798139	26.83%	0
2008	10.463533	7.725629	-26.17%	0
2007	10.975322	10.463533	-4.66%	0
2006*	10.000000	10.975322	9.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	22.335277	24.650662	10.37%	0
2013	17.372479	22.335277	28.57%	0
2012	15.536169	17.372479	11.82%	0
2011	15.757568	15.536169	-1.41%	0
2010	14.234110	15.757568	10.70%	0
2009	12.167297	14.234110	16.99%	0
2008	17.025936	12.167297	-28.54%	0
2007	18.392029	17.025936	-7.43%	0
2006	15.880613	18.392029	15.81%	0
2005	15.490196	15.880613	2.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	21.061869	21.609170	2.60%	0
2013	15.335573	21.061869	37.34%	0
2012	13.576358	15.335573	12.96%	0
2011	13.831700	13.576358	-1.85%	0
2010	11.262678	13.831700	22.81%	0
2009	9.229802	11.262678	22.03%	0
2008	13.689034	9.229802	-32.58%	0
2007	14.120064	13.689034	-3.05%	0
2006	12.644168	14.120064	11.67%	0
2005	12.080299	12.644168	4.67%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	8.805641	9.750486	10.73%	0
2013	6.715634	8.805641	31.12%	0
2012	6.145272	6.715634	9.28%	0
2011	6.239837	6.145272	-1.52%	0
2010	5.568169	6.239837	12.06%	0
2009	4.265298	5.568169	30.55%	0
2008	6.664689	4.265298	-36.00%	0
2007	6.336173	6.664689	5.18%	0
2006	5.944596	6.336173	6.59%	0
2005	5.877830	5.944596	1.14%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	11.527377	12.761094	10.70%	0
2013	8.945597	11.527377	28.86%	0
2012	7.919674	8.945597	12.95%	0
2011	7.964451	7.919674	-0.56%	0
2010	7.105758	7.964451	12.08%	0
2009	5.762871	7.105758	23.30%	0
2008	9.393958	5.762871	-38.65%	0
2007	9.145601	9.393958	2.72%	0
2006	8.112547	9.145601	12.73%	0
2005	7.938978	8.112547	2.19%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	12.908788	13.618459	5.50%	0
2013	10.921303	12.908788	18.20%	0
2012	10.133509	10.921303	7.77%	0
2011	9.523816	10.133509	6.40%	0
2010	8.461695	9.523816	12.55%	0
2009	7.073937	8.461695	19.62%	0
2008	10.288511	7.073937	-31.24%	0
2007	9.840986	10.288511	4.55%	0
2006	8.655977	9.840986	13.69%	0
2005	8.496247	8.655977	1.88%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	14.898995	13.186032	-11.50%	0
2013	12.411325	14.898995	20.04%	0
2012	11.287542	12.411325	9.96%	0
2011	14.186660	11.287542	-20.44%	0
2010	13.915300	14.186660	1.95%	0
2009	10.885799	13.915300	27.83%	0
2008	17.795478	10.885799	-38.83%	0
2007	17.508259	17.795478	1.64%	0
2006	14.631179	17.508259	19.66%	0
2005	13.396995	14.631179	9.21%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	14.657624	14.533843	-0.84%	0
2013	10.109635	14.657624	44.99%	0
2012	8.591984	10.109635	17.66%	0
2011	10.217728	8.591984	-15.91%	0
2010	7.982242	10.217728	28.01%	0
2009	6.489021	7.982242	23.01%	0
2008	10.654214	6.489021	-39.09%	0
2007	12.275424	10.654214	-13.21%	0
2006	12.119579	12.275424	1.29%	0
2005	11.735886	12.119579	3.27%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.837648	-1.62%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.486553	15.688207	1.30%	0
2013	15.704838	15.486553	-1.39%	0
2012	14.666128	15.704838	7.08%	0
2011	14.691894	14.666128	-0.18%	0
2010	13.873250	14.691894	5.90%	0
2009	11.802415	13.873250	17.55%	0
2008	13.043229	11.802415	-9.51%	0
2007	12.682887	13.043229	2.84%	0
2006	12.475631	12.682887	1.66%	0
2005	12.617862	12.475631	-1.13%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	12.663975	12.897631	1.85%	0
2013	11.442819	12.663975	10.67%	0
2012	10.498112	11.442819	9.00%	0
2011	10.786339	10.498112	-2.67%	0
2010	9.802833	10.786339	10.03%	0
2009	8.089903	9.802833	21.17%	0
2008	11.063337	8.089903	-26.88%	0
2007	10.434691	11.063337	6.02%	0
2006*	10.000000	10.434691	4.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.510597	12.779860	2.15%	0
2013	11.054430	12.510597	13.17%	0
2012	10.007139	11.054430	10.47%	0
2011	10.369326	10.007139	-3.49%	0
2010	9.277040	10.369326	11.77%	0
2009	7.381128	9.277040	25.69%	0
2008	11.239575	7.381128	-34.33%	0
2007	10.454528	11.239575	7.51%	0
2006*	10.000000	10.454528	4.55%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	12.661644	12.958505	2.34%	0
2013	10.677522	12.661644	18.58%	0
2012	9.473894	10.677522	12.70%	0
2011	9.975348	9.473894	-5.03%	0
2010	8.810741	9.975348	13.22%	0
2009	6.869912	8.810741	28.25%	0
2008	11.367516	6.869912	-39.57%	0
2007	10.474525	11.367516	8.53%	0
2006*	10.000000	10.474525	4.75%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	16.196634	17.675905	9.13%	0
2013	12.653649	16.196634	28.00%	0
2012	11.147521	12.653649	13.51%	0
2011	11.730423	11.147521	-4.97%	0
2010	10.262791	11.730423	14.30%	0
2009	7.750833	10.262791	32.41%	44
2008	13.839411	7.750833	-43.99%	0
2007	12.068543	13.839411	14.67%	0
2006	11.080287	12.068543	8.92%	0
2005	9.715084	11.080287	14.05%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.299104	9.619817	-14.86%	0
2013	9.325231	11.299104	21.17%	0
2012	9.123183	9.325231	2.21%	0
2011	9.859796	9.123183	-7.47%	0
2010	8.477929	9.859796	16.30%	0
2009	5.886190	8.477929	44.03%	0
2008	13.228130	5.886190	-55.50%	0
2007	9.307139	13.228130	42.13%	0
2006*	10.000000	9.307139	-6.93%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.265601	16.187514	6.04%	0
2013	12.218208	15.265601	24.94%	0
2012	10.683132	12.218208	14.37%	0
2011	10.852111	10.683132	-1.56%	0
2010	9.661076	10.852111	12.33%	0
2009	7.612543	9.661076	26.91%	0
2008	13.614090	7.612543	-44.08%	0
2007	13.755727	13.614090	-1.03%	0
2006	11.736316	13.755727	17.21%	0
2005	11.369410	11.736316	3.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	10.876824	11.900647	9.41%	0
2013	8.088469	10.876824	34.47%	0
2012	6.937538	8.088469	16.59%	0
2011	6.956080	6.937538	-0.27%	0
2010	5.763611	6.956080	20.69%	0
2009	4.052513	5.763611	42.22%	0
2008	9.240229	4.052513	-56.14%	0
2007	7.695417	9.240229	20.07%	0
2006	7.487253	7.695417	2.78%	0
2005	7.046363	7.487253	6.26%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	9.207425	9.991880	8.52%	0
2013	6.926168	9.207425	32.94%	0
2012	6.195667	6.926168	11.79%	0
2011	6.338755	6.195667	-2.26%	0
2010	5.235077	6.338755	21.08%	0
2009	4.185642	5.235077	25.07%	0
2008	8.128071	4.185642	-48.50%	0
2007	6.564934	8.128071	23.81%	0
2006	6.301719	6.564934	4.18%	0
2005	6.109604	6.301719	3.14%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.818959	12.645750	-1.35%	0
2013	12.405464	12.818959	3.33%	0
2012	11.131075	12.405464	11.45%	0
2011	10.973294	11.131075	1.44%	0
2010	9.880670	10.973294	11.06%	0
2009	7.041162	9.880670	40.33%	0
2008	9.627393	7.041162	-26.86%	0
2007	9.610112	9.627393	0.18%	0
2006	8.855830	9.610112	8.52%	0
2005	8.849692	8.855830	0.07%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.223806	12.616925	3.22%	0
2013	12.765642	12.223806	-4.24%	0
2012	12.366895	12.765642	3.22%	0
2011	11.818195	12.366895	4.64%	0
2010	11.245189	11.818195	5.10%	0
2009	9.960448	11.245189	12.90%	0
2008	10.558595	9.960448	-5.67%	0
2007	10.382384	10.558595	1.70%	0
2006	10.198448	10.382384	1.80%	0
2005	10.235614	10.198448	-0.36%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	14.482137	15.010351	3.65%	0
2013	10.905297	14.482137	32.80%	0
2012	9.737727	10.905297	11.99%	0
2011	11.174354	9.737727	-12.86%	0
2010	8.895540	11.174354	25.62%	0
2009	6.509445	8.895540	36.66%	0
2008	11.026093	6.509445	-40.96%	0
2007	9.783530	11.026093	12.70%	0
2006*	10.000000	9.783530	-2.16%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	10.545199	9.452112	-10.37%	0
2013	8.287005	10.545199	27.25%	0
2012	7.044235	8.287005	17.64%	0
2011	8.719496	7.044235	-19.21%	0
2010	7.906443	8.719496	10.28%	0
2009	6.407026	7.906443	23.40%	0
2008	11.694938	6.407026	-45.22%	0
2007	10.224714	11.694938	14.38%	0
2006	8.881457	10.224714	15.12%	0
2005	7.648150	8.881457	16.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	18.799670	19.576400	4.13%	0
2013	14.766122	18.799670	27.32%	0
2012	11.903918	14.766122	24.04%	0
2011	13.380096	11.903918	-11.03%	0
2010	10.840862	13.380096	23.42%	0
2009	7.056969	10.840862	53.62%	0
2008	14.810392	7.056969	-52.35%	0
2007	14.371820	14.810392	3.05%	0
2006	12.671724	14.371820	13.42%	0
2005	12.659004	12.671724	0.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
2007	11.037182	11.175523	1.25%	0
2006*	10.000000	11.037182	10.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.294318	14.030833	-1.84%	0
2013	10.749999	14.294318	32.97%	0
2012	9.304096	10.749999	15.54%	0
2011	9.904920	9.304096	-6.07%	0
2010	7.914565	9.904920	25.15%	0
2009	6.278636	7.914565	26.06%	0
2008	9.604478	6.278636	-34.63%	0
2007	10.081968	9.604478	-4.74%	0
2006*	10.000000	10.081968	0.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.114608	14.885147	-13.03%	0
2013	14.224631	17.114608	20.32%	0
2012	12.289758	14.224631	15.74%	0
2011	14.060126	12.289758	-12.59%	0
2010	13.255616	14.060126	6.07%	0
2009	9.888869	13.255616	34.05%	0
2008	16.953885	9.888869	-41.67%	0
2007	15.004060	16.953885	13.00%	0
2006	12.631213	15.004060	18.79%	0
2005	11.713722	12.631213	7.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.593488	-14.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.922579	-0.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.589505	10.852560	2.48%	0
2013	9.095675	10.589505	16.42%	0
2012	7.995032	9.095675	13.77%	0
2011	9.729172	7.995032	-17.82%	0
2010	8.616351	9.729172	12.92%	0
2009	7.373466	8.616351	16.86%	0
2008	12.262030	7.373466	-39.87%	0
2007	11.539860	12.262030	6.26%	0
2006*	10.000000	11.539860	15.40%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.028077	13.271352	10.34%	0
2013	9.441983	12.028077	27.39%	0
2012	8.355291	9.441983	13.01%	0
2011	8.947489	8.355291	-6.62%	0
2010	7.382597	8.947489	21.20%	0
2009	5.254242	7.382597	40.51%	0
2008	8.967744	5.254242	-41.41%	0
2007	10.259625	8.967744	-12.59%	0
2006*	10.000000	10.259625	2.60%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	12.906097	13.441645	4.15%	0
2013	11.565943	12.906097	11.59%	0
2012	10.461044	11.565943	10.56%	0
2011	10.648094	10.461044	-1.76%	0
2010	9.867564	10.648094	7.91%	0
2009	8.047641	9.867564	22.61%	0
2008	11.326570	8.047641	-28.95%	0
2007	10.945707	11.326570	3.48%	0
2006*	10.000000	10.945707	9.46%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	13.806420	14.500686	5.03%	0
2013	10.618929	13.806420	30.02%	0
2012	9.420189	10.618929	12.73%	0
2011	10.089962	9.420189	-6.64%	0
2010	8.864958	10.089962	13.82%	0
2009	6.828806	8.864958	29.82%	0
2008	11.363793	6.828806	-39.91%	0
2007	11.325883	11.363793	0.33%	0
2006*	10.000000	11.325883	13.26%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	15.587349	15.595666	0.05%	0
2013	14.872641	15.587349	4.81%	0
2012	13.266775	14.872641	12.10%	0
2011	13.597217	13.266775	-2.43%	0
2010	12.068987	13.597217	12.66%	0
2009	7.157952	12.068987	68.61%	0
2008	10.474307	7.157952	-31.66%	0
2007	10.515012	10.474307	-0.39%	0
2006*	10.000000	10.515012	5.15%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.181980	17.500388	-3.75%	0
2013	13.618137	18.181980	33.51%	0
2012	11.676022	13.618137	16.63%	0
2011	12.540540	11.676022	-6.89%	0
2010	10.541640	12.540540	18.96%	0
2009	6.926602	10.541640	52.19%	0
2008	11.556380	6.926602	-40.06%	0
2007	10.741022	11.556380	7.59%	0
2006*	10.000000	10.741022	7.41%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.088263	15.845461	-1.51%	0
2013	12.363650	16.088263	30.13%	0
2012	10.816665	12.363650	14.30%	0
2011	11.980055	10.816665	-9.71%	0
2010	10.419812	11.980055	14.97%	0
2009	7.417653	10.419812	40.47%	0
2008	10.624585	7.417653	-30.18%	0
2007	10.688549	10.624585	-0.60%	0
2006*	10.000000	10.688549	6.89%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.148783	13.962690	6.19%	0
2013	9.531701	13.148783	37.95%	0
2012	8.755013	9.531701	8.87%	0
2011	9.149140	8.755013	-4.31%	0
2010	7.205269	9.149140	26.98%	0
2009	5.460592	7.205269	31.95%	0
2008	10.601950	5.460592	-48.49%	0
2007	10.287575	10.601950	3.06%	0
2006*	10.000000	10.287575	2.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.318856	12.730522	12.47%	0
2013	9.040865	11.318856	25.20%	0
2012	8.367184	9.040865	8.05%	0
2011	8.959721	8.367184	-6.61%	0
2010	7.869711	8.959721	13.85%	0
2009	6.049750	7.869711	30.08%	0
2008	9.850435	6.049750	-38.58%	0
2007	10.759101	9.850435	-8.45%	0
2006*	10.000000	10.759101	7.59%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.864750	10.805597	-8.93%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.117973	13.883677	5.84%	0
2013	9.590870	13.117973	36.78%	0
2012*	10.000000	9.590870	-4.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.445714	15.250711	5.57%	0
2013	10.587426	14.445714	36.44%	0
2012	9.566704	10.587426	10.67%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	16.298026	17.202664	5.55%	0
2013	12.919700	16.298026	26.15%	0
2012	11.624426	12.919700	11.14%	0
2011	11.917210	11.624426	-2.46%	0
2010	11.145105	11.917210	6.93%	0
2009	8.900509	11.145105	25.22%	0
2008	13.054683	8.900509	-31.82%	0
2007	12.373166	13.054683	5.51%	0
2006	10.862242	12.373166	13.91%	0
2005	10.567185	10.862242	2.79%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.158954	12.939296	6.42%	0
2013	9.951676	12.158954	22.18%	0
2012	9.057841	9.951676	9.87%	0
2011*	10.000000	9.057841	-9.42%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	16.967782	19.818019	16.80%	0
2013	12.369776	16.967782	37.17%	0
2012	10.483652	12.369776	17.99%	0
2011	10.332788	10.483652	1.46%	0
2010	10.054570	10.332788	2.77%	0
2009	8.068748	10.054570	24.61%	0
2008	11.582268	8.068748	-30.34%	0
2007	10.610712	11.582268	9.16%	0
2006*	10.000000	10.610712	6.11%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	10.627852	11.889420	11.87%	0
2013	10.601577	10.627852	0.25%	0
2012	8.478598	10.601577	25.04%	0
2011	9.291497	8.478598	-8.75%	0
2010	8.100965	9.291497	14.70%	0
2009	6.310662	8.100965	28.37%	0
2008	11.681918	6.310662	-45.98%	0
2007	12.672839	11.681918	-7.82%	0
2006*	10.000000	12.672839	26.73%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	20.158648	19.739975	-2.08%	0
2013	17.354486	20.158648	16.16%	0
2012	15.391502	17.354486	12.75%	0
2011	16.909314	15.391502	-8.98%	0
2010	15.350200	16.909314	10.16%	0
2009	11.629166	15.350200	32.00%	0
2008	19.986121	11.629166	-41.81%	0
2007	17.852402	19.986121	11.95%	0
2006	14.263033	17.852402	25.17%	0
2005	12.391145	14.263033	15.11%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	26.162757	24.190180	-7.54%	0
2013	21.422040	26.162757	22.13%	0
2012	18.418093	21.422040	16.31%	0
2011	20.335585	18.418093	-9.43%	0
2010	19.172027	20.335585	6.07%	0
2009*	10.000000	19.172027	22.05%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	21.845773	21.727611	-0.54%	0
2013	20.256066	21.845773	7.85%	0
2012	17.494174	20.256066	15.79%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	20.469250	21.550138	5.28%	0
2013	16.140278	20.469250	26.82%	0
2012	14.563312	16.140278	10.83%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	11.997415	12.701016	5.86%	0
2013	9.391608	11.997415	27.75%	0
2012	7.769354	9.391608	20.88%	0
2011	8.553824	7.769354	-9.17%	0
2010	8.230746	8.553824	3.93%	0
2009	5.775477	8.230746	42.51%	0
2008	10.626417	5.775477	-45.65%	0
2007	7.969439	10.626417	33.34%	0
2006	7.482729	7.969439	6.50%	0
2005	6.810930	7.482729	9.86%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.036232	6.442082	6.72%	0
2013	4.567940	6.036232	32.14%	0
2012	3.928276	4.567940	16.28%	0
2011	4.406180	3.928276	-10.85%	0
2010	3.629049	4.406180	21.41%	0
2009	2.369881	3.629049	53.13%	0
2008	4.334094	2.369881	-45.32%	0
2007	3.649383	4.334094	18.76%	0
2006	3.467458	3.649383	5.25%	0
2005	3.184614	3.467458	8.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	12.410258	10.646474	-14.21%	0
2013	11.126335	12.410258	11.54%	0
2012	10.072958	11.126335	10.46%	0
2011	15.253061	10.072958	-33.96%	0
2010	12.500384	15.253061	22.02%	0
2009	7.152243	12.500384	74.78%	0
2008	15.341277	7.152243	-53.38%	0
2007	12.279774	15.341277	24.93%	0
2006	8.579948	12.279774	43.12%	0
2005	6.662236	8.579948	28.78%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	20.181800	22.673242	12.34%	0
2013	15.629341	20.181800	29.13%	0
2012	13.303671	15.629341	17.48%	0
2011	13.341827	13.303671	-0.29%	0
2010	11.072596	13.341827	20.49%	0
2009	8.954323	11.072596	23.66%	0
2008	13.736567	8.954323	-34.81%	0
2007	13.739103	13.736567	-0.02%	0
2006	12.047181	13.739103	14.04%	0
2005	11.301365	12.047181	6.60%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.382652	-6.17%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	19.988213	18.046268	-9.72%	0
2013	14.501904	19.988213	37.83%	0
2012	12.290818	14.501904	17.99%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	17.918208	19.272412	7.56%	0
2013	13.539162	17.918208	32.34%	0
2012	11.971492	13.539162	13.10%	0
2011	12.322742	11.971492	-2.85%	0
2010	11.352239	12.322742	8.55%	0
2009	9.498793	11.352239	19.51%	0
2008	14.470962	9.498793	-34.36%	0
2007	13.782151	14.470962	5.00%	0
2006	11.717300	13.782151	17.62%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.618702	8.278326	8.66%	0
2013	6.016614	7.618702	26.63%	0
2012	5.406758	6.016614	11.28%	0
2011	5.577950	5.406758	-3.07%	0
2010	4.792539	5.577950	16.39%	0
2009	3.678961	4.792539	30.27%	0
2008	6.150111	3.678961	-40.18%	0
2007	5.271787	6.150111	16.66%	0
2006	5.087297	5.271787	3.63%	0
2005	4.893893	5.087297	3.95%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.374816	21.390577	10.40%	0
2013	15.050151	19.374816	28.74%	0
2012	13.449094	15.050151	11.90%	0
2011	13.690618	13.449094	-1.76%	0
2010	12.362525	13.690618	10.74%	0
2009*	10.000000	12.362525	23.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	0
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
2007	10.388304	10.760245	3.58%	0
2006*	10.000000	10.388304	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
2007	10.370531	10.422119	0.50%	0
2006*	10.000000	10.370531	3.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0
2007	10.668873	11.907068	11.61%	0
2006*	10.000000	10.668873	6.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
2007	10.198772	11.136891	9.20%	0
2006*	10.000000	10.198772	1.99%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0
2007*	10.000000	9.732937	-2.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	16.981161	16.996294	0.09%	0
2013	16.249492	16.981161	4.50%	0
2012	14.534306	16.249492	11.80%	0
2011	14.343240	14.534306	1.33%	0
2010	12.987386	14.343240	10.44%	0
2009	9.114099	12.987386	42.50%	0
2008	12.968114	9.114099	-29.72%	0
2007	12.884834	12.968114	0.65%	0
2006	11.935199	12.884834	7.96%	0
2005	11.943568	11.935199	-0.07%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	10.948376	11.665286	6.55%	0
2013	8.269997	10.948376	32.39%	0
2012	7.153040	8.269997	15.62%	0
2011	7.503065	7.153040	-4.67%	0
2010	6.640118	7.503065	13.00%	0
2009	5.292456	6.640118	25.46%	0
2008	8.606575	5.292456	-38.51%	0
2007	9.019347	8.606575	-4.58%	0
2006	7.972419	9.019347	13.13%	0
2005	7.835119	7.972419	1.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	11.869446	12.349095	4.04%	0
2013	8.455799	11.869446	40.37%	0
2012	7.408969	8.455799	14.13%	0
2011	8.588767	7.408969	-13.74%	0
2010	7.611833	8.588767	12.83%	0
2009	5.098702	7.611833	49.29%	0
2008*	10.000000	5.098702	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.109533	14.151526	7.95%	0
2013	9.679362	13.109533	35.44%	0
2012	8.895100	9.679362	8.82%	0
2011	9.412709	8.895100	-5.50%	0
2010	7.803758	9.412709	20.62%	0
2009	6.078756	7.803758	28.38%	0
2008*	10.000000	6.078756	-39.21%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
2009	7.498783	8.925125	19.02%	0
2008*	10.000000	7.498783	-25.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.371126	11.659275	2.53%	0
2013	11.877809	11.371126	-4.27%	0
2012	11.294826	11.877809	5.16%	0
2011	10.855838	11.294826	4.04%	0
2010	10.389603	10.855838	4.49%	0
2009	9.785442	10.389603	6.17%	0
2008*	10.000000	9.785442	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	19.641971	18.114755	-7.78%	0
2013	19.976084	19.641971	-1.67%	0
2012	17.461891	19.976084	14.40%	0
2011	23.047750	17.461891	-24.24%	0
2010	20.325988	23.047750	13.39%	0
2009	12.751903	20.325988	59.40%	0
2008	30.935743	12.751903	-58.78%	0
2007	21.775028	30.935743	42.07%	0
2006	16.317327	21.775028	33.45%	0
2005	12.603584	16.317327	29.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.187933	14.480134	2.06%	0
2013	15.151331	14.187933	-6.36%	0
2012	15.064355	15.151331	0.58%	0
2011	14.389712	15.064355	4.69%	0
2010	14.070686	14.389712	2.27%	0
2009	14.039207	14.070686	0.22%	0
2008	13.353517	14.039207	5.13%	0
2007	12.769517	13.353517	4.57%	0
2006	12.659640	12.769517	0.87%	0
2005	12.560166	12.659640	0.79%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	12.061381	11.719075	-2.84%	0
2013	10.487628	12.061381	15.01%	0
2012	9.295268	10.487628	12.83%	0
2011	10.554087	9.295268	-11.93%	0
2010	9.544765	10.554087	10.57%	0
2009	7.538785	9.544765	26.61%	0
2008	14.319755	7.538785	-47.35%	0
2007	11.540830	14.319755	24.08%	0
2006	8.892339	11.540830	29.78%	0
2005	6.996610	8.892339	27.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
2007	10.787646	11.515743	6.75%	0
2006*	10.000000	10.787646	7.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.349887	16.753018	2.47%	0
2013	13.164702	16.349887	24.19%	0
2012	11.638283	13.164702	13.12%	0
2011	12.411894	11.638283	-6.23%	0
2010	11.093930	12.411894	11.88%	0
2009	8.935727	11.093930	24.15%	0
2008	14.497137	8.935727	-38.36%	0
2007	14.020227	14.497137	3.40%	0
2006	12.290743	14.020227	14.07%	0
2005	11.666718	12.290743	5.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.094275	12.263233	1.40%	0
2013	11.820533	12.094275	2.32%	0
2012	11.515908	11.820533	2.65%	0
2011	11.462444	11.515908	0.47%	0
2010	11.090715	11.462444	3.35%	0
2009	10.417058	11.090715	6.47%	0
2008	11.357289	10.417058	-8.28%	0
2007	11.043803	11.357289	2.84%	0
2006	10.657666	11.043803	3.62%	0
2005	10.569491	10.657666	0.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.616686	15.005032	2.66%	0
2013	12.840899	14.616686	13.83%	0
2012	11.873625	12.840899	8.15%	0
2011	12.169890	11.873625	-2.43%	0
2010	11.242051	12.169890	8.25%	0
2009	9.668385	11.242051	16.28%	0
2008	12.898212	9.668385	-25.04%	0
2007	12.509154	12.898212	3.11%	0
2006	11.509236	12.509154	8.69%	0
2005	11.193233	11.509236	2.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	15.765676	16.150051	2.44%	3,325
2013	13.199495	15.765676	19.44%	3,325
2012	11.888871	13.199495	11.02%	3,325
2011	12.445307	11.888871	-4.47%	3,325
2010	11.300752	12.445307	10.13%	3,325
2009	9.308142	11.300752	21.41%	3,325
2008	13.901105	9.308142	-33.04%	0
2007	13.419470	13.901105	3.59%	0
2006	12.003160	13.419470	11.80%	0
2005	11.485200	12.003160	4.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.568262	13.870247	2.23%	0
2013	12.581447	13.568262	7.84%	0
2012	11.932222	12.581447	5.44%	0
2011	11.977909	11.932222	-0.38%	0
2010	11.309175	11.977909	5.91%	0
2009	10.114447	11.309175	11.81%	0
2008	12.198449	10.114447	-17.08%	0
2007	11.808155	12.198449	3.31%	0
2006	11.157886	11.808155	5.83%	0
2005	10.940679	11.157886	1.99%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.123751	21.369133	6.19%	37
2013	15.082551	20.123751	33.42%	37
2012	13.021180	15.082551	15.83%	37
2011	13.645513	13.021180	-4.58%	37
2010	12.850065	13.645513	6.19%	37
2009*	10.000000	12.850065	28.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.088185	0.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.235289	24.813941	6.79%	0
2013	17.893028	23.235289	29.86%	0
2012	15.607001	17.893028	14.65%	0
2011	16.407509	15.607001	-4.88%	0
2010	13.320387	16.407509	23.18%	0
2009	9.979803	13.320387	33.47%	0
2008	16.094252	9.979803	-37.99%	0
2007	15.333063	16.094252	4.96%	0
2006	14.295375	15.333063	7.26%	0
2005	13.065042	14.295375	9.42%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.216245	8.995056	-2.40%	0
2013	9.442872	9.216245	-2.40%	0
2012	9.675717	9.442872	-2.41%	0
2011	9.912974	9.675717	-2.39%	0
2010	10.156721	9.912974	-2.40%	0
2009	10.402109	10.156721	-2.36%	0
2008	10.443421	10.402109	-0.40%	0
2007	10.212209	10.443421	2.26%	0
2006	10.009188	10.212209	2.03%	0
2005	9.988145	10.009188	0.21%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	15.102549	15.312547	1.39%	0
2013	15.649922	15.102549	-3.50%	0
2012	14.285700	15.649922	9.55%	0
2011	13.866750	14.285700	3.02%	0
2010	12.847408	13.866750	7.93%	0
2009	10.583025	12.847408	21.40%	0
2008	13.110274	10.583025	-19.28%	0
2007	12.840528	13.110274	2.10%	0
2006	12.548275	12.840528	2.33%	0
2005	12.581693	12.548275	-0.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	17.651681	17.054286	-3.38%	0
2013	14.902103	17.651681	18.45%	0
2012	13.172602	14.902103	13.13%	0
2011	14.883459	13.172602	-11.50%	0
2010	13.360312	14.883459	11.40%	0
2009*	10.000000	13.360312	33.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.957481	-10.43%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.655131	13.640388	7.79%	0
2013	9.623012	12.655131	31.51%	0
2012	8.474222	9.623012	13.56%	0
2011	8.942039	8.474222	-5.23%	0
2010	7.931540	8.942039	12.74%	0
2009	6.261926	7.931540	26.66%	0
2008*	10.000000	6.261926	-37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.452852	15.589680	7.87%	0
2013	10.933384	14.452852	32.19%	0
2012	9.509241	10.933384	14.98%	0
2011	10.345841	9.509241	-8.09%	0
2010*	10.000000	10.345841	3.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.488188	13.695607	1.54%	0
2013	9.946124	13.488188	35.61%	0
2012	8.869385	9.946124	12.14%	0
2011	9.488384	8.869385	-6.52%	0
2010	7.665624	9.488384	23.78%	0
2009	6.178425	7.665624	24.07%	0
2008*	10.000000	6.178425	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	8.699327	8.729235	0.34%	0
2013	6.177189	8.699327	40.83%	0
2012	5.579661	6.177189	10.71%	0
2011	5.753897	5.579661	-3.03%	0
2010	4.699354	5.753897	22.44%	0
2009	3.777556	4.699354	24.40%	0
2008	7.224106	3.777556	-47.71%	0
2007	6.745057	7.224106	7.10%	0
2006	6.695785	6.745057	0.74%	0
2005	6.346423	6.695785	5.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	26.938728	28.138469	4.45%	27
2013	19.658504	26.938728	37.03%	27
2012	16.723729	19.658504	17.55%	27
2011	18.049426	16.723729	-7.34%	27
2010	14.606750	18.049426	23.57%	27
2009	11.857520	14.606750	23.19%	27
2008	17.907314	11.857520	-33.78%	0
2007	19.709092	17.907314	-9.14%	0
2006	17.215222	19.709092	14.49%	0
2005	17.111430	17.215222	0.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	19.491135	19.178350	-1.60%	0
2013	14.172531	19.491135	37.53%	0
2012	12.572731	14.172531	12.72%	0
2011	13.639554	12.572731	-7.82%	0
2010	11.151179	13.639554	22.31%	0
2009	8.481978	11.151179	31.47%	0
2008	14.060634	8.481978	-39.68%	0
2007	14.107565	14.060634	-0.33%	0
2006	12.900521	14.107565	9.36%	0
2005	11.767300	12.900521	9.63%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.181702	13.333653	9.46%	0
2013	9.520156	12.181702	27.96%	0
2012	8.540769	9.520156	11.47%	0
2011	8.704321	8.540769	-1.88%	0
2010	7.860922	8.704321	10.73%	0
2009	6.387350	7.860922	23.07%	0
2008	11.198242	6.387350	-42.96%	0
2007	10.607285	11.198242	5.57%	0
2006	9.563993	10.607285	10.91%	0
2005	9.119789	9.563993	4.87%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.648172	13.394746	25.79%	76
2013	10.587620	10.648172	0.57%	76
2012	9.369419	10.587620	13.00%	76
2011	9.013347	9.369419	3.95%	76
2010	7.093657	9.013347	27.06%	76
2009	5.555281	7.093657	27.69%	76
2008*	10.000000	5.555281	-44.45%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.485170	9.313988	-1.80%	0
2013	9.658840	9.485170	-1.80%	0
2012	9.461262	9.658840	2.09%	0
2011	9.665353	9.461262	-2.11%	0
2010	9.405900	9.665353	2.76%	0
2009	8.503830	9.405900	10.61%	0
2008	10.064547	8.503830	-15.51%	0
2007	9.843687	10.064547	2.24%	0
2006	9.678381	9.843687	1.71%	0
2005	9.774634	9.678381	-0.98%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.879599	16.036322	0.99%	0
2013	11.156304	15.879599	42.34%	0
2012	10.504637	11.156304	6.20%	0
2011	10.877784	10.504637	-3.43%	0
2010	9.317683	10.877784	16.74%	0
2009	7.777212	9.317683	19.81%	0
2008	13.165890	7.777212	-40.93%	0
2007	13.422380	13.165890	-1.91%	0
2006	13.065402	13.422380	2.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	17.033208	18.350366	7.73%	0
2013	12.682692	17.033208	34.30%	0
2012	11.709639	12.682692	8.31%	0
2011	12.378324	11.709639	-5.40%	0
2010	10.323069	12.378324	19.91%	0
2009	8.047798	10.323069	28.27%	0
2008	13.617155	8.047798	-40.90%	0
2007	12.966630	13.617155	5.02%	0
2006	11.683597	12.966630	10.98%	0
2005	11.201903	11.683597	4.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	10.355175	11.663997	12.64%	0
2013	8.177683	10.355175	26.63%	0
2012	7.342537	8.177683	11.37%	0
2011	7.610161	7.342537	-3.52%	0
2010	7.126105	7.610161	6.79%	0
2009	5.052157	7.126105	41.05%	0
2008	9.501823	5.052157	-46.83%	0
2007	8.529834	9.501823	11.40%	0
2006	8.095563	8.529834	5.36%	0
2005	7.891667	8.095563	2.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	7.016709	7.244400	3.24%	0
2013	5.286749	7.016709	32.72%	0
2012	4.651943	5.286749	13.65%	0
2011	4.714446	4.651943	-1.33%	0
2010	3.789460	4.714446	24.41%	0
2009	2.927908	3.789460	29.43%	0
2008	5.890326	2.927908	-50.29%	0
2007	5.676511	5.890326	3.77%	0
2006	5.648793	5.676511	0.49%	0
2005	5.152134	5.648793	9.64%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	15.780957	15.755236	-0.16%	44
2013	12.700640	15.780957	24.25%	44
2012	10.731554	12.700640	18.35%	44
2011	11.988965	10.731554	-10.49%	44
2010	10.592415	11.988965	13.18%	44
2009	7.764722	10.592415	36.42%	44
2008	13.301878	7.764722	-41.63%	0
2007	12.820628	13.301878	3.75%	0
2006	11.160451	12.820628	14.88%	0
2005	10.002822	11.160451	11.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.878707	9.915311	0.37%	0
2013	10.135060	9.878707	-2.53%	0
2012*	10.000000	10.135060	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.966561	-10.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	11.861067	12.815482	8.05%	0
2013	9.222302	11.861067	28.61%	0
2012	8.085435	9.222302	14.06%	0
2011	8.285035	8.085435	-2.41%	0
2010	7.310954	8.285035	13.32%	0
2009	5.839133	7.310954	25.21%	0
2008	9.723758	5.839133	-39.95%	0
2007	9.542058	9.723758	1.90%	0
2006	8.499012	9.542058	12.27%	0
2005	8.216343	8.499012	3.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.175607	15.486465	9.25%	0
2013	10.299469	14.175607	37.63%	0
2012	8.944451	10.299469	15.15%	0
2011	9.371310	8.944451	-4.55%	0
2010	7.780427	9.371310	20.45%	0
2009	5.810554	7.780427	33.90%	0
2008	9.576524	5.810554	-39.33%	0
2007	9.933533	9.576524	-3.59%	0
2006*	10.000000	9.940286	-0.60%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.628221	-3.72%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.322241	12.398285	0.62%	0
2013	13.907112	12.322241	-11.40%	0
2012	13.102906	13.907112	6.14%	0
2011	12.021460	13.102906	9.00%	0
2010	11.392935	12.021460	5.52%	0
2009	9.863487	11.392935	15.51%	0
2008	10.869562	9.863487	-9.26%	0
2007	10.066645	10.869562	7.98%	0
2006*	10.000000	10.066645	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	13.598335	13.838807	1.77%	0
2013	14.210613	13.598335	-4.31%	0
2012	13.285547	14.210613	6.96%	0
2011	13.137760	13.285547	1.12%	0
2010	12.450653	13.137760	5.52%	0
2009	11.187403	12.450653	11.29%	0
2008	10.942850	11.187403	2.23%	0
2007	10.311861	10.942850	6.12%	0
2006*	10.000000	10.311861	3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	12.787865	12.034263	-5.89%	0
2013	10.829481	12.787865	18.08%	0
2012	10.312199	10.829481	5.02%	0
2011	12.019979	10.312199	-14.21%	0
2010	9.476097	12.019979	26.85%	0
2009	6.143289	9.476097	54.25%	0
2008	11.096013	6.143289	-44.64%	0
2007	10.935455	11.096013	1.47%	0
2006*	10.000000	10.935455	9.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.175070	11.763644	5.27%	0
2013	11.486296	11.175070	-2.71%	0
2012	10.754206	11.486296	6.81%	0
2011	10.428913	10.754206	3.12%	0
2010	9.972774	10.428913	4.57%	0
2009	9.319133	9.972774	7.01%	0
2008	10.633466	9.319133	-12.36%	0
2007	10.332867	10.633466	2.91%	0
2006*	10.000000	10.332867	3.33%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	24.955688	25.069745	0.46%	0
2013	28.021372	24.955688	-10.94%	0
2012	24.340165	28.021372	15.12%	0
2011	23.298503	24.340165	4.47%	0
2010	21.751497	23.298503	7.11%	0
2009	17.115568	21.751497	27.09%	0
2008	20.625632	17.115568	-17.02%	0
2007	19.839588	20.625632	3.96%	0
2006	18.343605	19.839588	8.16%	0
2005	16.742259	18.343605	9.56%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	14.502861	14.459752	-0.30%	0
2013	12.815724	14.502861	13.16%	0
2012	11.534666	12.815724	11.11%	0
2011	12.269107	11.534666	-5.99%	0
2010	11.894510	12.269107	3.15%	0
2009	9.195679	11.894510	29.35%	0
2008	17.015555	9.195679	-45.96%	0
2007	15.216122	17.015555	11.83%	0
2006	12.457976	15.216122	22.14%	0
2005	11.491461	12.457976	8.41%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	19.755804	19.201513	-2.81%	0
2013	18.069547	19.755804	9.33%	0
2012	14.263181	18.069547	26.69%	0
2011	19.678518	14.263181	-27.52%	0
2010	15.895416	19.678518	23.80%	0
2009	7.639516	15.895416	108.07%	0
2008	22.226289	7.639516	-65.63%	0
2007	16.550119	22.226289	34.30%	0
2006	12.155365	16.550119	36.15%	0
2005	9.434479	12.155365	28.84%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	35.361090	27.918270	-21.05%	0
2013	32.777852	35.361090	7.88%	0
2012	32.485980	32.777852	0.90%	0
2011	39.837409	32.485980	-18.45%	0
2010	31.582671	39.837409	26.14%	0
2009	20.541133	31.582671	53.75%	0
2008	39.067641	20.541133	-47.42%	0
2007	27.541470	39.067641	41.85%	0
2006	22.665434	27.541470	21.51%	0
2005	15.309715	22.665434	48.05%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.233002	15.308264	7.55%	0
2013	10.888507	14.233002	30.72%	0
2012	9.594910	10.888507	13.48%	0
2011	10.550742	9.594910	-9.06%	0
2010	9.622203	10.550742	9.65%	0
2009	7.759095	9.622203	24.01%	0
2008	12.795564	7.759095	-39.36%	0
2007	11.925100	12.795564	7.30%	0
2006	10.747162	11.925100	10.96%	0
2005	10.125056	10.747162	6.14%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.102311	22.124312	-4.23%	0
2013	15.755730	23.102311	46.63%	0
2012	14.966140	15.755730	5.28%	0
2011	16.072287	14.966140	-6.88%	0
2010	12.989487	16.072287	23.73%	0
2009*	10.000000	12.989487	29.89%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	22.396845	23.802643	6.28%	0
2013	16.681051	22.396845	34.27%	0
2012	14.434956	16.681051	15.56%	0
2011	16.193076	14.434956	-10.86%	0
2010	13.112740	16.193076	23.49%	0
2009	9.422629	13.112740	39.16%	0
2008	15.034136	9.422629	-37.33%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	11.859302	11.950479	0.77%	0
2013	13.283585	11.859302	-10.72%	0
2012	12.681381	13.283585	4.75%	0
2011	11.632661	12.681381	9.02%	0
2010	11.344046	11.632661	2.54%	0
2009	10.551173	11.344046	7.51%	0
2008	10.990776	10.551173	-4.00%	0
2007	10.291271	10.990776	6.80%	0
2006	10.384193	10.291271	-0.89%	0
2005	10.480495	10.384193	-0.92%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	12.170121	13.356403	9.75%	0
2013	9.185273	12.170121	32.50%	0
2012	8.206481	9.185273	11.93%	0
2011	8.158262	8.206481	0.59%	0
2010	7.326529	8.158262	11.35%	0
2009	6.359671	7.326529	15.20%	0
2008	9.966954	6.359671	-36.19%	0
2007	10.225577	9.966954	-2.53%	0
2006	8.951939	10.225577	14.23%	0
2005	8.769957	8.951939	2.08%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	8.998459	8.294557	-7.82%	0
2013	7.535548	8.998459	19.41%	0
2012	6.375951	7.535548	18.19%	0
2011	7.430735	6.375951	-14.19%	0
2010	6.723416	7.430735	10.52%	0
2009	5.152522	6.723416	30.49%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	15.874809	18.029226	13.57%	0
2013	12.506816	15.874809	26.93%	0
2012	11.021987	12.506816	13.47%	0
2011	11.377164	11.021987	-3.12%	0
2010	9.779712	11.377164	16.33%	0
2009	7.715056	9.779712	26.76%	0
2008	10.454598	7.715056	-26.20%	0
2007	10.971599	10.454598	-4.71%	0
2006*	10.000000	10.971599	9.72%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	22.176308	24.462675	10.31%	0
2013	17.257666	22.176308	28.50%	0
2012	15.441405	17.257666	11.76%	0
2011	15.669471	15.441405	-1.46%	0
2010	14.161782	15.669471	10.65%	0
2009	12.111679	14.161782	16.93%	0
2008	16.956826	12.111679	-28.57%	0
2007	18.326825	16.956826	-7.48%	0
2006	15.832394	18.326825	15.76%	0
2005	15.451045	15.832394	2.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	20.936322	21.469352	2.55%	0
2013	15.251958	20.936322	37.27%	0
2012	13.509263	15.251958	12.90%	0
2011	13.770387	13.509263	-1.90%	0
2010	11.218487	13.770387	22.75%	0
2009	9.198286	11.218487	21.96%	0
2008	13.649305	9.198286	-32.61%	0
2007	14.086346	13.649305	-3.10%	0
2006	12.620426	14.086346	11.62%	0
2005	12.063779	12.620426	4.61%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	8.742974	9.676134	10.67%	0
2013	6.671245	8.742974	31.05%	0
2012	6.107799	6.671245	9.23%	0
2011	6.204950	6.107799	-1.57%	0
2010	5.539874	6.204950	12.01%	0
2009	4.245790	5.539874	30.48%	0
2008	6.637616	4.245790	-36.03%	0
2007	6.313682	6.637616	5.13%	0
2006	5.926521	6.313682	6.53%	0
2005	5.862953	5.926521	1.08%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	11.445260	12.663701	10.65%	0
2013	8.886432	11.445260	28.79%	0
2012	7.871344	8.886432	12.90%	0
2011	7.919912	7.871344	-0.61%	0
2010	7.069643	7.919912	12.03%	0
2009	5.736519	7.069643	23.24%	0
2008	9.355820	5.736519	-38.69%	0
2007	9.113165	9.355820	2.66%	0
2006	8.087911	9.113165	12.68%	0
2005	7.918907	8.087911	2.13%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	12.816906	13.514594	5.44%	0
2013	10.849125	12.816906	18.14%	0
2012	10.071707	10.849125	7.72%	0
2011	9.470558	10.071707	6.35%	0
2010	8.418678	9.470558	12.49%	0
2009	7.041589	8.418678	19.56%	0
2008	10.246731	7.041589	-31.28%	0
2007	9.806078	10.246731	4.49%	0
2006	8.629682	9.806078	13.63%	0
2005	8.474757	8.629682	1.83%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	14.806715	13.097644	-11.54%	0
2013	12.340774	14.806715	19.98%	0
2012	11.229132	12.340774	9.90%	0
2011	14.120484	11.229132	-20.48%	0
2010	13.857477	14.120484	1.90%	0
2009	10.846122	13.857477	27.76%	0
2008	17.739720	10.846122	-38.86%	0
2007	17.462387	17.739720	1.59%	0
2006	14.600308	17.462387	19.60%	0
2005	13.375560	14.600308	9.16%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	14.566829	14.436412	-0.90%	0
2013	10.052156	14.566829	44.91%	0
2012	8.547520	10.052156	17.60%	0
2011	10.170060	8.547520	-15.95%	0
2010	7.949073	10.170060	27.94%	0
2009	6.465365	7.949073	22.95%	0
2008	10.620845	6.465365	-39.13%	0
2007	12.243289	10.620845	-13.25%	0
2006	12.094028	12.243289	1.23%	0
2005	11.717119	12.094028	3.22%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.834259	-1.66%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	15.376332	15.568570	1.25%	0
2013	15.601055	15.376332	-1.44%	0
2012	14.576702	15.601055	7.03%	0
2011	14.609778	14.576702	-0.23%	0
2010	13.802780	14.609778	5.85%	0
2009	11.748476	13.802780	17.49%	0
2008	12.990270	11.748476	-9.56%	0
2007	12.637897	12.990270	2.79%	0
2006	12.437731	12.637897	1.61%	0
2005	12.585955	12.437731	-1.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	12.614296	12.840453	1.79%	0
2013	11.403781	12.614296	10.62%	0
2012	10.467667	11.403781	8.94%	0
2011	10.760558	10.467667	-2.72%	0
2010	9.784398	10.760558	9.98%	0
2009	8.078837	9.784398	21.11%	0
2008	11.053884	8.078837	-26.91%	0
2007	10.431153	11.053884	5.97%	0
2006*	10.000000	10.431153	4.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	12.461521	12.723207	2.10%	0
2013	11.016704	12.461521	13.11%	0
2012	9.978119	11.016704	10.41%	0
2011	10.344533	9.978119	-3.54%	0
2010	9.259603	10.344533	11.72%	0
2009	7.371024	9.259603	25.62%	0
2008	11.229959	7.371024	-34.36%	0
2007	10.450973	11.229959	7.45%	0
2006*	10.000000	10.450973	4.51%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	12.611965	12.901051	2.29%	0
2013	10.641075	12.611965	18.52%	0
2012	9.446408	10.641075	12.65%	0
2011	9.951501	9.446408	-5.08%	0
2010	8.794175	9.951501	13.16%	0
2009	6.860521	8.794175	28.19%	0
2008	11.357798	6.860521	-39.60%	0
2007	10.470966	11.357798	8.47%	0
2006*	10.000000	10.470966	4.71%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	16.081245	17.540987	9.08%	0
2013	12.569936	16.081245	27.93%	0
2012	11.079466	12.569936	13.45%	0
2011	11.664789	11.079466	-5.02%	0
2010	10.210600	11.664789	14.24%	0
2009	7.715368	10.210600	32.34%	0
2008	13.783183	7.715368	-44.02%	0
2007	12.025687	13.783183	14.61%	0
2006	11.046593	12.025687	8.86%	0
2005	9.690489	11.046593	13.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.254788	9.577167	-14.91%	0
2013	9.293407	11.254788	21.11%	0
2012	9.096716	9.293407	2.16%	0
2011	9.836214	9.096716	-7.52%	0
2010	8.461974	9.836214	16.24%	0
2009	5.878131	8.461974	43.96%	0
2008	13.216821	5.878131	-55.53%	0
2007	9.303976	13.216821	42.06%	0
2006*	10.000000	9.303976	-6.96%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	15.156875	16.063993	5.98%	0
2013	12.137395	15.156875	24.88%	0
2012	10.617933	12.137395	14.31%	0
2011	10.791401	10.617933	-1.61%	0
2010	9.611951	10.791401	12.27%	0
2009	7.577717	9.611951	26.84%	0
2008	13.558792	7.577717	-44.11%	0
2007	13.706918	13.558792	-1.08%	0
2006	11.700648	13.706918	17.15%	0
2005	11.340659	11.700648	3.17%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	10.799336	11.809807	9.36%	0
2013	8.034948	10.799336	34.40%	0
2012	6.895175	8.034948	16.53%	0
2011	6.917142	6.895175	-0.32%	0
2010	5.734280	6.917142	20.63%	0
2009	4.033962	5.734280	42.15%	0
2008	9.202676	4.033962	-56.17%	0
2007	7.668098	9.202676	20.01%	0
2006	7.464486	7.668098	2.73%	0
2005	7.028524	7.464486	6.20%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	9.141849	9.915636	8.46%	0
2013	6.880373	9.141849	32.87%	0
2012	6.157863	6.880373	11.73%	0
2011	6.303294	6.157863	-2.31%	0
2010	5.208459	6.303294	21.02%	0
2009	4.166481	5.208459	25.01%	0
2008	8.095031	4.166481	-48.53%	0
2007	6.541620	8.095031	23.75%	0
2006	6.282553	6.541620	4.12%	0
2005	6.094135	6.282553	3.09%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	12.727677	12.549260	-1.40%	0
2013	12.323452	12.727677	3.28%	0
2012	11.063160	12.323452	11.39%	0
2011	10.911920	11.063160	1.39%	0
2010	9.830427	10.911920	11.00%	0
2009	7.008949	9.830427	40.26%	0
2008	9.588277	7.008949	-26.90%	0
2007	9.575997	9.588277	0.13%	0
2006	8.828895	9.575997	8.46%	0
2005	8.827289	8.828895	0.02%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	12.157166	12.541717	3.16%	0
2013	12.702546	12.157166	-4.29%	0
2012	12.312098	12.702546	3.17%	0
2011	11.771843	12.312098	4.59%	0
2010	11.206840	11.771843	5.04%	0
2009	9.931561	11.206840	12.84%	0
2008	10.533366	9.931561	-5.71%	0
2007	10.362903	10.533366	1.64%	0
2006	10.184508	10.362903	1.75%	0
2005	10.226848	10.184508	-0.41%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	14.425355	14.943838	3.59%	0
2013	10.868106	14.425355	32.73%	0
2012	9.709503	10.868106	11.93%	0
2011	11.147665	9.709503	-12.90%	0
2010	8.878831	11.147665	25.55%	0
2009	6.500549	8.878831	36.59%	0
2008	11.016678	6.500549	-40.99%	0
2007	9.780205	11.016678	12.64%	0
2006*	10.000000	9.780205	-2.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	10.470130	9.380013	-10.41%	0
2013	8.232224	10.470130	27.18%	0
2012	7.001262	8.232224	17.58%	0
2011	8.670748	7.001262	-19.25%	0
2010	7.866268	8.670748	10.23%	0
2009	6.377731	7.866268	23.34%	0
2008	11.647449	6.377731	-45.24%	0
2007	10.188449	11.647449	14.32%	0
2006	8.854476	10.188449	15.07%	0
2005	7.628811	8.854476	16.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	18.687517	19.449639	4.08%	0
2013	14.685546	18.687517	27.25%	0
2012	11.845024	14.685546	23.98%	0
2011	13.320707	11.845024	-11.08%	0
2010	10.798270	13.320707	23.36%	0
2009	7.032864	10.798270	53.54%	0
2008	14.767405	7.032864	-52.38%	0
2007	14.337490	14.767405	3.00%	0
2006	12.647917	14.337490	13.36%	0
2005	12.641681	12.647917	0.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0
2010	10.134822	11.139588	9.91%	0
2009	7.661922	10.134822	32.28%	0
2008	11.165991	7.661922	-31.38%	0
2007	11.033444	11.165991	1.20%	0
2006*	10.000000	11.033444	10.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	14.238274	13.968651	-1.89%	0
2013	10.713332	14.238274	32.90%	0
2012	9.277123	10.713332	15.48%	0
2011	9.881255	9.277123	-6.11%	0
2010	7.899695	9.881255	25.08%	0
2009	6.270060	7.899695	25.99%	0
2008	9.596273	6.270060	-34.66%	0
2007	10.078547	9.596273	-4.79%	0
2006*	10.000000	10.078547	0.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	17.012557	14.788806	-13.07%	0
2013	14.147058	17.012557	20.26%	0
2012	12.229014	14.147058	15.68%	0
2011	13.997798	12.229014	-12.64%	0
2010	13.203615	13.997798	6.01%	0
2009	9.855132	13.203615	33.98%	0
2008	16.904708	9.855132	-41.70%	0
2007	14.968253	16.904708	12.94%	0
2006	12.607510	14.968253	18.72%	0
2005	11.697712	12.607510	7.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.590525	-14.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.919161	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	10.548525	10.805027	2.43%	0
2013	9.065112	10.548525	16.36%	0
2012	7.972263	9.065112	13.71%	0
2011	9.706440	7.972263	-17.87%	0
2010	8.600619	9.706440	12.86%	0
2009	7.363780	8.600619	16.80%	0
2008	12.252223	7.363780	-39.90%	0
2007	11.536579	12.252223	6.20%	0
2006*	10.000000	11.536579	15.37%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	11.981517	13.213202	10.28%	0
2013	9.410261	11.981517	27.32%	0
2012	8.331494	9.410261	12.95%	0
2011	8.926564	8.331494	-6.67%	0
2010	7.369106	8.926564	21.13%	0
2009	5.247328	7.369106	40.44%	0
2008	8.960541	5.247328	-41.44%	0
2007	10.256699	8.960541	-12.64%	0
2006*	10.000000	10.256699	2.57%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	12.856166	13.382773	4.10%	0
2013	11.527099	12.856166	11.53%	0
2012	10.431266	11.527099	10.51%	0
2011	10.623215	10.431266	-1.81%	0
2010	9.849554	10.623215	7.85%	0
2009	8.037069	9.849554	22.55%	0
2008	11.317504	8.037069	-28.99%	0
2007	10.942587	11.317504	3.43%	0
2006*	10.000000	10.942587	9.43%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	13.753020	14.437194	4.97%	0
2013	10.583270	13.753020	29.95%	0
2012	9.393380	10.583270	12.67%	0
2011	10.066389	9.393380	-6.69%	0
2010	8.848785	10.066389	13.76%	0
2009	6.819837	8.848785	29.75%	0
2008	11.354706	6.819837	-39.94%	0
2007	11.322655	11.354706	0.28%	0
2006*	10.000000	11.322655	13.23%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	15.527089	15.527412	0.00%	0
2013	14.822739	15.527089	4.75%	0
2012	13.229055	14.822739	12.05%	0
2011	13.565481	13.229055	-2.48%	0
2010	12.046972	13.565481	12.60%	0
2009	7.148552	12.046972	68.52%	0
2008	10.465916	7.148552	-31.70%	0
2007	10.512008	10.465916	-0.44%	0
2006*	10.000000	10.512008	5.12%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	18.111713	17.423815	-3.80%	0
2013	13.572450	18.111713	33.44%	0
2012	11.642817	13.572450	16.57%	0
2011	12.511275	11.642817	-6.94%	0
2010	10.522418	12.511275	18.90%	0
2009	6.917503	10.522418	52.11%	0
2008	11.547131	6.917503	-40.09%	0
2007	10.737961	11.547131	7.54%	0
2006*	10.000000	10.737961	7.38%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	16.026012	15.776058	-1.56%	0
2013	12.322122	16.026012	30.06%	0
2012	10.785866	12.322122	14.24%	0
2011	11.952057	10.785866	-9.76%	0
2010	10.400785	11.952057	14.91%	0
2009	7.407905	10.400785	40.40%	0
2008	10.616071	7.407905	-30.22%	0
2007	10.685498	10.616071	-0.65%	0
2006*	10.000000	10.685498	6.85%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.097953	13.901580	6.14%	0
2013	9.499707	13.097953	37.88%	0
2012	8.730098	9.499707	8.82%	0
2011	9.127763	8.730098	-4.36%	0
2010	7.192118	9.127763	26.91%	0
2009	5.453417	7.192118	31.88%	0
2008	10.593470	5.453417	-48.52%	0
2007	10.284645	10.593470	3.00%	0
2006*	10.000000	10.284645	2.85%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.275138	12.674863	12.41%	0
2013	9.010556	11.275138	25.13%	0
2012	8.343408	9.010556	8.00%	0
2011	8.938830	8.343408	-6.66%	0
2010	7.855375	8.938830	13.79%	0
2009	6.041823	7.855375	30.02%	0
2008	9.842572	6.041823	-38.62%	0
2007	10.756046	9.842572	-8.49%	0
2006*	10.000000	10.756046	7.56%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.845525	10.782556	-8.97%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2014	13.106701	13.864644	5.78%	0
2013	9.587541	13.106701	36.71%	0
2012*	10.000000	9.587541	-4.12%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	14.359646	15.152076	5.52%	0
2013	10.529730	14.359646	36.37%	0
2012	9.519443	10.529730	10.61%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	16.197007	17.087282	5.50%	0
2013	12.846202	16.197007	26.08%	0
2012	11.564226	12.846202	11.09%	0
2011	11.861569	11.564226	-2.51%	0
2010	11.098763	11.861569	6.87%	0
2009	8.868049	11.098763	25.15%	0
2008	13.013751	8.868049	-31.86%	0
2007	12.340730	13.013751	5.45%	0
2007	10.550269	10.839303	2.74%	0
2006	10.839303	12.340730	13.85%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I - Q/NQ
2014	12.142310	12.914950	6.36%	0
2013	9.943148	12.142310	22.12%	0
2012	9.054712	9.943148	9.81%	0
2011*	10.000000	9.054712	-9.45%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	16.902192	19.731302	16.74%	0
2013	12.328263	16.902192	37.10%	0
2012	10.453838	12.328263	17.93%	0
2011	10.308677	10.453838	1.41%	0
2010	10.036238	10.308677	2.71%	0
2009	8.058166	10.036238	24.55%	0
2008	11.573011	8.058166	-30.37%	0
2007	10.607687	11.573011	9.10%	0
2006*	10.000000	10.607687	6.08%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	10.586742	11.837353	11.81%	0
2013	10.565985	10.586742	0.20%	0
2012	8.454476	10.565985	24.98%	0
2011	9.269800	8.454476	-8.80%	0
2010	8.086185	9.269800	14.64%	0
2009	6.302371	8.086185	28.30%	0
2008	11.672575	6.302371	-46.01%	0
2007	12.669232	11.672575	-7.87%	0
2006*	10.000000	12.669232	26.69%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	20.038520	19.612283	-2.13%	0
2013	17.259895	20.038520	16.10%	0
2012	15.315465	17.259895	12.70%	0
2011	16.834383	15.315465	-9.02%	0
2010	15.290000	16.834383	10.10%	0
2009	11.589492	15.290000	31.93%	0
2008	19.928167	11.589492	-41.84%	0
2007	17.809802	19.928167	11.89%	0
2006	14.236264	17.809802	25.10%	0
2005	12.374202	14.236264	15.05%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.877222	13.527888	5.05%	0
2013	9.663340	12.877222	33.26%	0
2012*	10.000000	9.663340	-3.37%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	25.989217	24.017408	-7.59%	0
2013	21.290841	25.989217	22.07%	0
2012	18.314691	21.290841	16.25%	0
2011	20.231768	18.314691	-9.48%	0
2010	19.083914	20.231768	6.01%	0
2009	15.644544	19.083914	21.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	21.700825	21.572395	-0.59%	0
2013	20.131981	21.700825	7.79%	0
2012	17.395939	20.131981	15.73%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	20.379382	21.444529	5.23%	0
2013	16.077648	20.379382	26.76%	0
2012	14.514249	16.077648	10.77%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	11.912117	12.604253	5.81%	0
2013	9.329604	11.912117	27.68%	0
2012	7.722029	9.329604	20.82%	0
2011	8.506060	7.722029	-9.22%	0
2010	8.188967	8.506060	3.87%	0
2009	5.749099	8.188967	42.44%	0
2008	10.583327	5.749099	-45.68%	0
2007	7.941207	10.583327	33.27%	0
2006	7.460044	7.941207	6.45%	0
2005	6.793747	7.460044	9.81%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	5.993317	6.393000	6.67%	0
2013	4.537779	5.993317	32.08%	0
2012	3.904349	4.537779	16.22%	0
2011	4.381577	3.904349	-10.89%	0
2010	3.610620	4.381577	21.35%	0
2009	2.359059	3.610620	53.05%	0
2008	4.316508	2.359059	-45.35%	0
2007	3.636444	4.316508	18.70%	0
2006	3.456924	3.636444	5.19%	0
2005	3.176568	3.456924	8.83%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	12.321937	10.565275	-14.26%	0
2013	11.052812	12.321937	11.48%	0
2012	10.011536	11.052812	10.40%	0
2011	15.167834	10.011536	-33.99%	0
2010	12.436899	15.167834	21.96%	0
2009	7.119566	12.436899	74.69%	0
2008	15.279037	7.119566	-53.40%	0
2007	12.236253	15.279037	24.87%	0
2006	8.553915	12.236253	43.05%	0
2005	6.645414	8.553915	28.72%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	20.082170	22.549749	12.29%	0
2013	15.560151	20.082170	29.06%	0
2012	13.251572	15.560151	17.42%	0
2011	13.296372	13.251572	-0.34%	0
2010	11.040521	13.296372	20.43%	0
2009	8.932958	11.040521	23.59%	0
2008	13.710842	8.932958	-34.85%	0
2007	13.720440	13.710842	-0.07%	0
2006	12.036948	13.720440	13.99%	0
2005	11.297537	12.036948	6.54%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.379441	-6.21%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	19.869038	17.929467	-9.76%	0
2013	14.422815	19.869038	37.76%	0
2012	12.230070	14.422815	17.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	17.811392	19.147703	7.50%	0
2013	13.465340	17.811392	32.28%	0
2012	11.912330	13.465340	13.04%	0
2011	12.268118	11.912330	-2.90%	0
2010	11.307707	12.268118	8.49%	0
2009	9.466378	11.307707	19.45%	0
2008	14.428999	9.466378	-34.39%	0
2007	13.749274	14.428999	4.94%	0
2006	11.695325	13.749274	17.56%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	7.564429	8.215144	8.60%	0
2013	5.976810	7.564429	26.56%	0
2012	5.373762	5.976810	11.22%	0
2011	5.546739	5.373762	-3.12%	0
2010	4.768169	5.546739	16.33%	0
2009	3.662128	4.768169	30.20%	0
2008	6.125125	3.662128	-40.21%	0
2007	5.253074	6.125125	16.60%	0
2006	5.071828	5.253074	3.57%	0
2005	4.881515	5.071828	3.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	19.328545	21.328569	10.35%	0
2013	15.021895	19.328545	28.67%	0
2012	13.430751	15.021895	11.85%	0
2011	13.678929	13.430751	-1.81%	0
2010	12.358293	13.678929	10.69%	0
2009*	10.000000	12.358293	23.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.950052	13.263205	2.42%	0
2013	10.767889	12.950052	20.27%	0
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0
2010	8.866355	9.688680	9.27%	0
2009	7.364637	8.866355	20.39%	0
2008	10.751051	7.364637	-31.50%	0
2007	10.384782	10.751051	3.53%	0
2006*	10.000000	10.384782	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
2007	10.367005	10.413211	0.45%	0
2006*	10.000000	10.367005	3.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
2007	10.665256	11.896907	11.55%	0
2006*	10.000000	10.665256	6.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
2010	8.197583	9.451825	15.30%	0
2009	6.055135	8.197583	35.38%	0
2008	11.127375	6.055135	-45.58%	0
2007	10.195307	11.127375	9.14%	0
2006*	10.000000	10.195307	1.95%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	11.460607	12.323246	7.53%	0
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
2007*	10.000000	9.729601	-2.70%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	16.860328	16.866703	0.04%	0
2013	16.142136	16.860328	4.45%	0
2012	14.445691	16.142136	11.74%	0
2011	14.263086	14.445691	1.28%	0
2010	12.921435	14.263086	10.38%	0
2009	9.072465	12.921435	42.42%	0
2008	12.915490	9.072465	-29.76%	0
2007	12.839170	12.915490	0.59%	0
2006	11.898963	12.839170	7.90%	0
2005	11.913388	11.898963	-0.12%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	10.870470	11.576352	6.49%	0
2013	8.215359	10.870470	32.32%	0
2012	7.109425	8.215359	15.56%	0
2011	7.461125	7.109425	-4.71%	0
2010	6.606380	7.461125	12.94%	0
2009	5.268259	6.606380	25.40%	0
2008	8.571634	5.268259	-38.54%	0
2007	8.987357	8.571634	-4.63%	0
2006	7.948201	8.987357	13.07%	0
2005	7.815310	7.948201	1.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	11.835021	12.306960	3.99%	0
2013	8.435587	11.835021	40.30%	0
2012	7.395062	8.435587	14.07%	0
2011	8.577036	7.395062	-13.78%	0
2010	7.605323	8.577036	12.78%	0
2009	5.096951	7.605323	49.21%	0
2008*	10.000000	5.096951	-49.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.071520	14.103272	7.89%	0
2013	9.656239	13.071520	35.37%	0
2012	8.878406	9.656239	8.76%	0
2011	9.399853	8.878406	-5.55%	0
2010	7.797087	9.399853	20.56%	0
2009	6.076675	7.797087	28.31%	0
2008*	10.000000	6.076675	-39.23%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0
2010	8.649552	9.483120	9.64%	0
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
2009	7.496218	8.917492	18.96%	0
2008*	10.000000	7.496218	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.338156	11.619507	2.48%	0
2013	11.849451	11.338156	-4.31%	0
2012	11.273640	11.849451	5.11%	0
2011	10.841014	11.273640	3.99%	0
2010	10.380729	10.841014	4.43%	0
2009	9.782101	10.380729	6.12%	0
2008*	10.000000	9.782101	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	19.509016	17.982924	-7.82%	0
2013	19.851034	19.509016	-1.72%	0
2012	17.361485	19.851034	14.34%	0
2011	22.926980	17.361485	-24.27%	0
2010	20.229830	22.926980	13.33%	0
2009	12.698079	20.229830	59.31%	0
2008	30.821025	12.698079	-58.80%	0
2007	21.705445	30.821025	42.00%	0
2006	16.273485	21.705445	33.38%	0
2005	12.576146	16.273485	29.40%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.086944	14.369696	2.01%	0
2013	15.051191	14.086944	-6.41%	0
2012	14.972476	15.051191	0.53%	0
2011	14.309264	14.972476	4.63%	0
2010	13.999188	14.309264	2.21%	0
2009	13.975031	13.999188	0.17%	0
2008	13.299290	13.975031	5.08%	0
2007	12.724225	13.299290	4.52%	0
2006	12.621196	12.724225	0.82%	0
2005	12.528413	12.621196	0.74%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	11.979756	11.633803	-2.89%	0
2013	10.421995	11.979756	14.95%	0
2012	9.241835	10.421995	12.77%	0
2011	10.498791	9.241835	-11.97%	0
2010	9.499625	10.498791	10.52%	0
2009	7.506972	9.499625	26.54%	0
2008	14.266675	7.506972	-47.38%	0
2007	11.503980	14.266675	24.02%	0
2006	8.868478	11.503980	29.72%	0
2005	6.981397	8.868478	27.03%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
2007	10.783989	11.505905	6.69%	0
2006*	10.000000	10.783989	7.84%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	16.250219	16.642362	2.41%	0
2013	13.091149	16.250219	24.13%	0
2012	11.579204	13.091149	13.06%	0
2011	12.355209	11.579204	-6.28%	0
2010	11.048922	12.355209	11.82%	0
2009	8.904038	11.048922	24.09%	0
2008	14.453152	8.904038	-38.39%	0
2007	13.984882	14.453152	3.35%	0
2006	12.266025	13.984882	14.01%	0
2005	11.649202	12.266025	5.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	12.020601	12.182282	1.35%	0
2013	11.754555	12.020601	2.26%	0
2012	11.457510	11.754555	2.59%	0
2011	11.410138	11.457510	0.42%	0
2010	11.045752	11.410138	3.30%	0
2009	10.380144	11.045752	6.41%	0
2008	11.322842	10.380144	-8.33%	0
2007	11.015981	11.322842	2.79%	0
2006	10.636240	11.015981	3.57%	0
2005	10.553629	10.636240	0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	14.527591	14.905915	2.60%	0
2013	12.769172	14.527591	13.77%	0
2012	11.813368	12.769172	8.09%	0
2011	12.114319	11.813368	-2.48%	0
2010	11.196449	12.114319	8.20%	0
2009	9.634100	11.196449	16.22%	0
2008	12.859073	9.634100	-25.08%	0
2007	12.477624	12.859073	3.06%	0
2006	11.486080	12.477624	8.63%	0
2005	11.176426	11.486080	2.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	15.669583	16.043378	2.39%	0
2013	13.125755	15.669583	19.38%	0
2012	11.828529	13.125755	10.97%	0
2011	12.388469	11.828529	-4.52%	0
2010	11.254910	12.388469	10.07%	0
2009	9.275143	11.254910	21.34%	0
2008	13.858927	9.275143	-33.07%	0
2007	13.385654	13.858927	3.54%	0
2006	11.979026	13.385654	11.74%	0
2005	11.467953	11.979026	4.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	13.485565	13.778650	2.17%	0
2013	12.511167	13.485565	7.79%	0
2012	11.871669	12.511167	5.39%	0
2011	11.923220	11.871669	-0.43%	0
2010	11.263309	11.923220	5.86%	0
2009	10.078588	11.263309	11.75%	0
2008	12.161429	10.078588	-17.13%	0
2007	11.778381	12.161429	3.25%	0
2006	11.135439	11.778381	5.77%	0
2005	10.924249	11.135439	1.93%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.075735	21.307226	6.13%	0
2013	15.054271	20.075735	33.36%	0
2012	13.003427	15.054271	15.77%	0
2011	13.633880	13.003427	-4.62%	0
2010	12.845678	13.633880	6.14%	0
2009*	10.000000	12.845678	28.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.085783	0.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	23.069828	24.624608	6.74%	0
2013	17.774707	23.069828	29.79%	0
2012	15.511754	17.774707	14.59%	0
2011	16.315719	15.511754	-4.93%	0
2010	13.252643	16.315719	23.11%	0
2009	9.934139	13.252643	33.41%	0
2008	16.028857	9.934139	-38.02%	0
2007	15.278637	16.028857	4.91%	0
2006	14.251905	15.278637	7.20%	0
2005	13.031960	14.251905	9.36%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	9.150366	8.926185	-2.45%	0
2013	9.380177	9.150366	-2.45%	0
2012	9.616413	9.380177	-2.46%	0
2011	9.857256	9.616413	-2.44%	0
2010	10.104810	9.857256	-2.45%	0
2009	10.354247	10.104810	-2.41%	0
2008	10.400700	10.354247	-0.45%	0
2007	10.175674	10.400700	2.21%	0
2006	9.978479	10.175674	1.98%	0
2005	9.962589	9.978479	0.16%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	14.995102	15.195817	1.34%	0
2013	15.546550	14.995102	-3.55%	0
2012	14.198623	15.546550	9.49%	0
2011	13.789262	14.198623	2.97%	0
2010	12.782160	13.789262	7.88%	0
2009	10.534677	12.782160	21.33%	0
2008	13.057071	10.534677	-19.32%	0
2007	12.795011	13.057071	2.05%	0
2006	12.510181	12.795011	2.28%	0
2005	12.549903	12.510181	-0.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	17.609533	17.004839	-3.43%	0
2013	14.874127	17.609533	18.39%	0
2012	13.154619	14.874127	13.07%	0
2011	14.870746	13.154619	-11.54%	0
2010	13.355746	14.870746	11.34%	0
2009*	10.000000	13.355746	33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.954340	-10.46%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	12.618439	13.593873	7.73%	0
2013	9.600033	12.618439	31.44%	0
2012	8.458331	9.600033	13.50%	0
2011	8.929836	8.458331	-5.28%	0
2010	7.924760	8.929836	12.68%	0
2009	6.259781	7.924760	26.60%	0
2008*	10.000000	6.259781	-37.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.425678	15.552383	7.81%	0
2013	10.918415	14.425678	32.12%	0
2012	9.501102	10.918415	14.92%	0
2011	10.342278	9.501102	-8.13%	0
2010*	10.000000	10.342278	3.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	13.449082	13.648898	1.49%	0
2013	9.922370	13.449082	35.54%	0
2012	8.852748	9.922370	12.08%	0
2011	9.475430	8.852748	-6.57%	0
2010	7.659081	9.475430	23.71%	0
2009	6.176305	7.659081	24.01%	0
2008*	10.000000	6.176305	-38.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0
2010	8.459404	9.872439	16.70%	0
2009	6.646660	8.459404	27.27%	0
2008*	10.000000	6.646660	-33.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	8.637360	8.662620	0.29%	0
2013	6.136322	8.637360	40.76%	0
2012	5.545591	6.136322	10.65%	0
2011	5.721695	5.545591	-3.08%	0
2010	4.675441	5.721695	22.38%	0
2009	3.760268	4.675441	24.34%	0
2008	7.194734	3.760268	-47.74%	0
2007	6.721093	7.194734	7.05%	0
2006	6.675420	6.721093	0.68%	0
2005	6.330354	6.675420	5.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	26.746932	27.923821	4.40%	0
2013	19.528543	26.746932	36.96%	0
2012	16.621691	19.528543	17.49%	0
2011	17.948479	16.621691	-7.39%	0
2010	14.532485	17.948479	23.51%	0
2009	11.803284	14.532485	23.12%	0
2008	17.834570	11.803284	-33.82%	0
2007	19.639151	17.834570	-9.19%	0
2006	17.162902	19.639151	14.43%	0
2005	17.068141	17.162902	0.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	19.352325	19.032012	-1.66%	0
2013	14.078791	19.352325	37.46%	0
2012	12.495995	14.078791	12.67%	0
2011	13.563245	12.495995	-7.87%	0
2010	11.094460	13.563245	22.25%	0
2009	8.443163	11.094460	31.40%	0
2008	14.003492	8.443163	-39.71%	0
2007	14.057482	14.003492	-0.38%	0
2006	12.861283	14.057482	9.30%	0
2005	11.737508	12.861283	9.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	12.094908	13.231864	9.40%	0
2013	9.457169	12.094908	27.89%	0
2012	8.488621	9.457169	11.41%	0
2011	8.655607	8.488621	-1.93%	0
2010	7.820939	8.655607	10.67%	0
2009	6.358123	7.820939	23.01%	0
2008	11.152741	6.358123	-42.99%	0
2007	10.569645	11.152741	5.52%	0
2006	9.534909	10.569645	10.85%	0
2005	9.096701	9.534909	4.82%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	10.617270	13.349053	25.73%	0
2013	10.562302	10.617270	0.52%	0
2012	9.351803	10.562302	12.94%	0
2011	9.000993	9.351803	3.90%	0
2010	7.087562	9.000993	27.00%	0
2009	5.553369	7.087562	27.63%	0
2008*	10.000000	5.553369	-44.47%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	15.525035	13.910722	-10.40%	0
2013	13.251925	15.525035	17.15%	0
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
2010	12.820489	13.300288	3.74%	0
2009*	10.000000	12.820489	28.20%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	9.433458	9.258470	-1.85%	0
2013	9.611113	9.433458	-1.85%	0
2012	9.419346	9.611113	2.04%	0
2011	9.627466	9.419346	-2.16%	0
2010	9.373832	9.627466	2.71%	0
2009	8.479179	9.373832	10.55%	0
2008	10.040516	8.479179	-15.55%	0
2007	9.825235	10.040516	2.19%	0
2006	9.665177	9.825235	1.66%	0
2005	9.766286	9.665177	-1.04%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.784844	15.932456	0.94%	0
2013	11.095415	15.784844	42.26%	0
2012	10.452677	11.095415	6.15%	0
2011	10.829527	10.452677	-3.48%	0
2010	9.281105	10.829527	16.68%	0
2009	7.750659	9.281105	19.75%	0
2008	13.127680	7.750659	-40.96%	0
2007	13.390321	13.127680	-1.96%	0
2006	13.040871	13.390321	2.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	16.949086	18.250383	7.68%	0
2013	12.626517	16.949086	34.23%	0
2012	11.663767	12.626517	8.25%	0
2011	12.336150	11.663767	-5.45%	0
2010	10.293172	12.336150	19.85%	0
2009	8.028606	10.293172	28.21%	0
2008	13.591660	8.028606	-40.93%	0
2007	12.949020	13.591660	4.96%	0
2006	11.673683	12.949020	10.92%	0
2005	11.198106	11.673683	4.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	10.281435	11.575001	12.58%	0
2013	8.123613	10.281435	26.56%	0
2012	7.297730	8.123613	11.32%	0
2011	7.567593	7.297730	-3.57%	0
2010	7.089869	7.567593	6.74%	0
2009	5.029045	7.089869	40.98%	0
2008	9.463222	5.029045	-46.86%	0
2007	8.499552	9.463222	11.34%	0
2006	8.070949	8.499552	5.31%	0
2005	7.871690	8.070949	2.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	6.966740	7.189128	3.19%	0
2013	5.251790	6.966740	32.65%	0
2012	4.623550	5.251790	13.59%	0
2011	4.688056	4.623550	-1.38%	0
2010	3.770180	4.688056	24.35%	0
2009	2.914514	3.770180	29.36%	0
2008	5.866403	2.914514	-50.32%	0
2007	5.656369	5.866403	3.71%	0
2006	5.631618	5.656369	0.44%	0
2005	5.139100	5.631618	9.58%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	15.670760	15.637212	-0.21%	0
2013	12.618411	15.670760	24.19%	0
2012	10.667549	12.618411	18.29%	0
2011	11.923560	10.667549	-10.53%	0
2010	10.540032	11.923560	13.13%	0
2009	7.730286	10.540032	36.35%	0
2008	13.249689	7.730286	-41.66%	0
2007	12.776910	13.249689	3.70%	0
2006	11.128080	12.776910	14.82%	0
2005	9.978911	11.128080	11.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.872744	9.904227	0.32%	0
2013	10.134124	9.872744	-2.58%	0
2012*	10.000000	10.134124	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.963479	-10.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	11.776663	12.717778	7.99%	0
2013	9.161366	11.776663	28.55%	0
2012	8.036132	9.161366	14.00%	0
2011	8.238737	8.036132	-2.46%	0
2010	7.273820	8.238737	13.27%	0
2009	5.812440	7.273820	25.14%	0
2008	9.684298	5.812440	-39.98%	0
2007	9.508225	9.684298	1.85%	0
2006	8.473205	9.508225	12.22%	0
2005	8.195575	8.473205	3.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	14.120070	15.417877	9.19%	0
2013	10.264365	14.120070	37.56%	0
2012	8.918536	10.264365	15.09%	0
2011	9.348933	8.918536	-4.60%	0
2010	7.765822	9.348933	20.39%	0
2009	5.802609	7.765822	33.83%	0
2008	9.568337	5.802609	-39.36%	0
2007	9.930154	9.568337	-3.64%	0
2006*	10.000000	9.930154	-0.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.624908	-3.75%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.028531	10.838833	-1.72%	0
2013	11.331841	11.028531	-2.68%	0
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
2010	10.864884	11.148319	2.61%	0
2009*	10.000000	10.864884	8.65%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	12.274424	12.343844	0.57%	0
2013	13.860251	12.274424	-11.44%	0
2012	13.065465	13.860251	6.08%	0
2011	11.993246	13.065465	8.94%	0
2010	11.372018	11.993246	5.46%	0
2009	9.850424	11.372018	15.45%	0
2008	10.860731	9.850424	-9.30%	0
2007	10.063649	10.860731	7.92%	0
2006*	10.000000	10.063649	0.64%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	13.545570	13.778053	1.72%	0
2013	14.162737	13.545570	-4.36%	0
2012	13.247594	14.162737	6.91%	0
2011	13.106924	13.247594	1.07%	0
2010	12.427794	13.106924	5.46%	0
2009	11.172586	12.427794	11.23%	0
2008	10.933958	11.172586	2.18%	0
2007	10.308791	10.933958	6.06%	0
2006*	10.000000	10.308791	3.09%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	12.738389	11.981557	-5.94%	0
2013	10.793105	12.738389	18.02%	0
2012	10.282834	10.793105	4.96%	0
2011	11.991893	10.282834	-14.25%	0
2010	9.458791	11.991893	26.78%	0
2009	6.135222	9.458791	54.17%	0
2008	11.087141	6.135222	-44.66%	0
2007	10.932342	11.087141	1.42%	0
2006*	10.000000	10.932342	9.32%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.131258	11.711520	5.21%	0
2013	11.447131	11.131258	-2.76%	0
2012	10.723030	11.447131	6.75%	0
2011	10.403996	10.723030	3.07%	0
2010	9.954045	10.403996	4.52%	0
2009	9.306396	9.954045	6.96%	0
2008	10.624382	9.306396	-12.41%	0
2007	10.329359	10.624382	2.86%	0
2006*	10.000000	10.329359	3.29%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	24.778002	24.878481	0.41%	0
2013	27.836121	24.778002	-10.99%	0
2012	24.191675	27.836121	15.06%	0
2011	23.168209	24.191675	4.42%	0
2010	21.640928	23.168209	7.06%	0
2009	17.037292	21.640928	27.02%	0
2008	20.541838	17.037292	-17.06%	0
2007	19.769165	20.541838	3.91%	0
2006	18.287841	19.769165	8.10%	0
2005	16.699895	18.287841	9.51%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	14.416423	14.366216	-0.35%	0
2013	12.745853	14.416423	13.11%	0
2012	11.477667	12.745853	11.05%	0
2011	12.214733	11.477667	-6.03%	0
2010	11.847849	12.214733	3.10%	0
2009	9.164312	11.847849	29.28%	0
2008	16.966218	9.164312	-45.98%	0
2007	15.179824	16.966218	11.77%	0
2006	12.434612	15.179824	22.08%	0
2005	11.475761	12.434612	8.36%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	19.615166	19.055043	-2.86%	0
2013	17.950095	19.615166	9.28%	0
2012	14.176170	17.950095	26.62%	0
2011	19.568491	14.176170	-27.56%	0
2010	15.814620	19.568491	23.74%	0
2009	7.604581	15.814620	107.96%	0
2008	22.136051	7.604581	-65.65%	0
2007	16.491408	22.136051	34.23%	0
2006	12.118432	16.491408	36.09%	0
2005	9.410614	12.118432	28.77%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	35.109255	27.705214	-21.09%	0
2013	32.561104	35.109255	7.83%	0
2012	32.287747	32.561104	0.85%	0
2011	39.614587	32.287747	-18.50%	0
2010	31.422110	39.614587	26.07%	0
2009	20.447190	31.422110	53.67%	0
2008	38.908979	20.447190	-47.45%	0
2007	27.443754	38.908979	41.78%	0
2006	22.596572	27.443754	21.45%	0
2005	15.270997	22.596572	47.97%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.133626	15.193608	7.50%	0
2013	10.818019	14.133626	30.65%	0
2012	9.537688	10.818019	13.42%	0
2011	10.493186	9.537688	-9.11%	0
2010	9.574619	10.493186	9.59%	0
2009	7.724694	9.574619	23.95%	0
2008	12.745370	7.724694	-39.39%	0
2007	11.884450	12.745370	7.24%	0
2006	10.716008	11.884450	10.90%	0
2005	10.100868	10.716008	6.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.047148	22.060168	-4.28%	0
2013	15.726154	23.047148	46.55%	0
2012	14.945721	15.726154	5.22%	0
2011	16.058572	14.945721	-6.93%	0
2010	12.985047	16.058572	23.67%	0
2009*	10.000000	12.985047	29.85%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	10.720822	10.730540	0.09%	0
2013	9.971679	10.720822	7.51%	0
2012*	10.000000	9.971679	-0.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	13.392307	14.014011	4.64%	0
2013	10.130169	13.392307	32.20%	0
2012	8.903366	10.130169	13.78%	0
2011	10.143544	8.903366	-12.23%	0
2010	8.342093	10.143544	21.59%	0
2009	6.088154	8.342093	37.02%	0
2008	14.990497	6.088105	-37.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.974870	9.897004	-0.78%	0
2013	11.347411	9.974870	-12.10%	0
2012	11.002568	11.347411	3.13%	0
2011	10.249782	11.002568	7.34%	0
2010	10.151533	10.249782	0.97%	0
2009	9.589461	10.151533	5.86%	0
2008	10.144993	9.589461	-5.48%	0
2007	9.648485	10.144993	5.15%	0
2006	9.887224	9.648485	-2.41%	0
2005	10.134326	9.887224	-2.44%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
2009	8.113644	9.203402	13.43%	0
2008	12.914871	8.113644	-37.18%	0
2007	13.458111	12.914871	-4.04%	0
2006	11.965263	13.458111	12.48%	0
2005	11.904527	11.965263	0.51%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	15.371300	13.950923	-9.24%	0
2013	13.073207	15.371300	17.58%	0
2012	11.234533	13.073207	16.37%	0
2011	13.297426	11.234533	-15.51%	0
2010	12.219277	13.297426	8.82%	0
2009	9.510528	12.219277	28.48%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	14.096024	15.762945	11.83%	0
2013	11.278730	14.096024	24.98%	0
2012	10.095287	11.278730	11.72%	0
2011	10.583042	10.095287	-4.61%	0
2010	9.239008	10.583042	14.55%	0
2009	7.402311	9.239008	24.81%	0
2008	10.187745	7.402311	-27.34%	0
2007	10.859495	10.187745	-6.19%	0
2006*	10.000000	10.859495	8.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	13.427075	13.145838	-2.09%	0
2013	12.217829	13.427075	9.90%	0
2012	11.568469	12.217829	5.61%	0
2011	12.498196	11.568469	-7.44%	0
2010	11.854695	12.498196	5.43%	0
2009*	10.000000	11.854695	18.55%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.014293	12.188018	1.45%	0
2013*	10.000000	12.014293	20.14%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.693305	6.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
2009	9.274958	11.137967	20.09%	0
2008	13.978590	9.274958	-33.65%	0
2007	14.652833	13.978590	-4.60%	0
2006	13.332414	14.652833	9.90%	0
2005	12.942703	13.332414	3.01%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
2009	7.481490	9.611719	28.47%	0
2008	11.879229	7.481490	-37.02%	0
2007	11.476900	11.879229	3.51%	0
2006	10.940914	11.476900	4.90%	0
2005	10.992090	10.940914	-0.47%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
2009	7.853499	9.529754	21.34%	0
2008	13.009034	7.853499	-39.63%	0
2007	12.870609	13.009034	1.08%	0
2006	11.600461	12.870609	10.95%	0
2005	11.534900	11.600461	0.57%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
2009	8.441122	9.936763	17.72%	0
2008	12.475449	8.441122	-32.34%	0
2007	12.126423	12.475449	2.88%	0
2006	10.837811	12.126423	11.89%	0
2005	10.808967	10.837811	0.27%	0
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ
2014	12.379112	10.781726	-12.90%	0
2013	10.478476	12.379112	18.14%	0
2012	9.683854	10.478476	8.21%	0
2011	12.367429	9.683854	-21.70%	0
2010	12.326440	12.367429	0.33%	0
2009	9.798488	12.326440	25.80%	0
2008	16.277090	9.798488	-39.80%	0
2007	16.274257	16.277090	0.02%	0
2006	13.818730	16.274257	17.77%	0
2005	12.856649	13.818730	7.48%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2014	12.608210	12.303115	-2.42%	0
2013	8.836259	12.608210	42.69%	0
2012	7.631241	8.836259	15.79%	0
2011	9.221537	7.631241	-17.25%	0
2010	7.320091	9.221537	25.98%	0
2009	6.046806	7.320091	21.06%	0
2008	10.088893	6.046806	-40.06%	0
2007	11.812870	10.088893	-14.59%	0
2006	11.850657	11.812870	-0.32%	0
2005	11.660042	11.850657	1.63%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.732495	-2.68%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
2009	8.652019	10.008685	15.68%	0
2008	9.715944	8.652019	-10.95%	0
2007	9.600799	9.715944	1.20%	0
2006	9.595884	9.600799	0.05%	0
2005	9.861486	9.595884	-2.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	11.200953	11.226441	0.23%	0
2013	10.284153	11.200953	8.91%	0
2012	9.587717	10.284153	7.26%	0
2011	10.009566	9.587717	-4.21%	0
2010	9.243563	10.009566	8.29%	0
2009	7.751430	9.243563	19.25%	0
2008	10.771790	7.751430	-28.04%	0
2007	10.324533	10.771790	4.33%	0
2006*	10.000000	10.324533	3.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	11.065146	11.123773	0.53%	0
2013	9.934949	11.065146	11.38%	0
2012	9.139199	9.934949	8.71%	0
2011	9.622468	9.139199	-5.02%	0
2010	8.747658	9.622468	10.00%	0
2009	7.072224	8.747658	23.69%	0
2008	10.943356	7.072224	-35.37%	0
2007	10.344144	10.943356	5.79%	0
2006*	10.000000	10.344144	3.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	11.198684	11.279201	0.72%	0
2013	9.596121	11.198684	16.70%	0
2012	8.652100	9.596121	10.91%	0
2011	9.256793	8.652100	-6.53%	0
2010	8.307881	9.256793	11.42%	0
2009	6.582360	8.307881	26.21%	0
2008	11.067934	6.582360	-40.53%	0
2007	10.363925	11.067934	6.79%	0
2006*	10.000000	10.363925	3.64%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	9.992812	8.372317	-16.22%	0
2013	8.380167	9.992812	19.24%	0
2012	8.331250	8.380167	0.59%	0
2011	9.149011	8.331250	-8.94%	0
2010	7.993586	9.149011	14.45%	0
2009	5.639509	7.993586	41.74%	0
2008	12.879167	5.639509	-56.21%	0
2007	9.208638	12.879167	39.86%	0
2006*	10.000000	9.208638	-7.91%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
2009	7.444023	9.297136	24.89%	0
2008	13.528307	7.444023	-44.97%	0
2007	13.890888	13.528307	-2.61%	0
2006	12.042275	13.890888	15.35%	0
2005	11.853486	12.042275	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
2009	6.871971	8.458438	23.09%	0
2008	13.560795	6.871971	-49.32%	0
2007	11.130491	13.560795	21.83%	0
2006	10.856195	11.130491	2.53%	0
2005	10.694558	10.856195	1.51%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
2009	8.182238	11.299791	38.10%	0
2008	11.368331	8.182238	-28.03%	0
2007	11.532030	11.368331	-1.42%	0
2006	10.797837	11.532030	6.80%	0
2005	10.963993	10.797837	-1.52%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	10.325394	10.488224	1.58%	0
2013	10.957123	10.325394	-5.77%	0
2012	10.786598	10.957123	1.58%	0
2011	10.473865	10.786598	2.99%	0
2010	10.126836	10.473865	3.43%	0
2009	9.114528	10.126836	11.11%	0
2008	9.817803	9.114528	-7.16%	0
2007	9.810579	9.817803	0.07%	0
2006	9.791846	9.810579	0.19%	0
2005	9.985691	9.791846	-1.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	12.808768	13.065058	2.00%	0
2013	9.800746	12.808768	30.69%	0
2012	8.892990	9.800746	10.21%	0
2011	10.369478	8.892990	-14.24%	0
2010	8.387825	10.369478	23.63%	0
2009	6.236923	8.387825	34.49%	0
2008	10.735406	6.236923	-41.90%	0
2007	9.680146	10.735406	10.90%	0
2006*	10.000000	9.680146	-3.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
2009	9.668741	11.741929	21.44%	0
2008	17.934286	9.668741	-46.09%	0
2007	15.934056	17.934286	12.55%	0
2006	14.063448	15.934056	13.30%	0
2005	12.305317	14.063448	14.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
2009	6.296453	9.518918	51.18%	0
2008	13.428496	6.296453	-53.11%	0
2007	13.242307	13.428496	1.41%	0
2006	11.863686	13.242307	11.62%	0
2005	12.042450	11.863686	-1.48%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	10.691354	10.561458	-1.21%	0
2013	8.993066	10.691354	18.88%	0
2012	8.118901	8.993066	10.77%	0
2011	8.584517	8.118901	-5.42%	0
2010	8.106091	8.584517	5.90%	0
2009	6.479270	8.106091	25.11%	0
2008*	10.000000	6.479270	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	12.067161	12.125482	0.48%	0
2013	11.026101	12.067161	9.44%	0
2012	10.191179	11.026101	8.19%	0
2011	10.362262	10.191179	-1.65%	0
2010	9.574728	10.362262	8.23%	0
2009	7.351441	9.574728	30.24%	0
2008	10.881072	7.351441	-32.44%	0
2007	10.920707	10.881072	-0.36%	0
2006*	10.000000	10.920707	9.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	12.642361	12.212135	-3.40%	0
2013	9.660971	12.642361	30.86%	0
2012	8.496772	9.660971	13.70%	0
2011	9.191191	8.496772	-7.56%	0
2010	7.462622	9.191191	23.16%	0
2009	6.015726	7.462622	24.05%	0
2008	9.351208	6.015726	-35.67%	0
2007	9.975480	9.351208	-6.26%	0
2006*	10.000000	9.975480	-0.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.177499	-8.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	12.934594	11.070825	-14.41%	0
2013	10.923796	12.934594	18.41%	0
2012	9.590547	10.923796	13.90%	0
2011	11.149015	9.590547	-13.98%	0
2010	10.680524	11.149015	4.39%	0
2009	8.096379	10.680524	31.92%	0
2008	14.105288	8.096379	-42.60%	0
2007	12.685572	14.105288	11.19%	0
2006	10.851188	12.685572	16.90%	0
2005*	10.000000	10.851188	8.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.501538	-14.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.816502	-1.83%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.950968	10.933395	-0.16%	0
2013	10.039170	10.950968	9.08%	0
2012*	10.000000	10.039170	0.39%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.729870	9.781018	0.53%	0
2013*	10.000000	9.729870	-2.70%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2014	11.278576	10.108552	-10.37%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2014	15.963797	15.016532	-5.93%	0
2013	12.598452	15.963797	26.71%	0
2012	10.697275	12.598452	17.77%	0
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	12.715394	13.210759	3.90%	0
2013	9.469528	12.715394	34.28%	0
2012*	10.000000	9.469528	-5.30%	0
Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ
2014	15.061805	15.645323	3.87%	0
2013	12.132282	15.061805	24.15%	0
2012	11.092522	12.132282	9.37%	0
2011	11.555069	11.092522	-4.00%	0
2010	10.980713	11.555069	5.23%	0
2009	8.910760	10.980713	23.23%	0
2008	13.281116	8.910760	-32.91%	0
2007	12.792019	13.281116	3.82%	0
2006	11.410606	12.792019	12.11%	0
2005	11.279264	11.410606	1.16%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	14.153734	13.639598	-3.63%	0
2013	12.381415	14.153734	14.31%	0
2012	11.158515	12.381415	10.96%	0
2011	12.456473	11.158515	-10.42%	0
2010	11.490199	12.456473	8.41%	0
2009	8.845300	11.490199	29.90%	0
2008	15.447606	8.845300	-42.74%	0
2007	14.022306	15.447606	10.16%	0
2006	11.383207	14.022306	23.18%	0
2005*	10.000000	11.383207	13.83%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.067344	12.073861	0.05%	0
2013	9.779641	12.067344	23.39%	0
2012*	10.000000	9.779641	-2.20%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	12.546885	12.978099	3.44%	0
2013	9.562381	12.546885	31.21%	0
2012*	10.000000	9.562381	-4.38%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
2009	9.573548	13.426857	40.25%	0
2008	17.899787	9.573548	-46.52%	0
2007	13.641882	17.899787	31.21%	0
2006	13.014930	13.641882	4.82%	0
2005	12.036965	13.014930	8.12%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
2009	7.317318	11.027225	50.70%	0
2008	13.598782	7.317318	-46.19%	0
2007	11.636151	13.598782	16.87%	0
2006	11.234036	11.636151	3.58%	0
2005	10.483595	11.234036	7.16%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
2009	12.872166	22.140293	72.00%	0
2008	28.057725	12.872166	-54.12%	0
2007	22.822715	28.057725	22.94%	0
2006	16.202801	22.822715	40.86%	0
2005	12.783516	16.202801	26.75%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
2009	8.310287	10.113020	21.69%	0
2008	12.954861	8.310287	-35.85%	0
2007	13.167496	12.954861	-1.61%	0
2006	11.731699	13.167496	12.24%	0
2005	11.182422	11.731699	4.91%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.282713	-7.17%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	13.624361	12.105181	-11.15%	0
2013	10.044129	13.624361	35.65%	0
2012*	10.000000	10.044129	0.44%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	12.628962	13.367714	5.85%	0
2013	9.696408	12.628962	30.24%	0
2012	8.712346	9.696408	11.30%	0
2011	9.112414	8.712346	-4.39%	0
2010	8.530108	9.112414	6.83%	0
2009	7.252605	8.530108	17.61%	0
2008	11.227739	7.252605	-35.40%	0
2007	10.866790	11.227739	3.32%	0
2006*	10.000000	10.866790	8.67%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	14.940674	15.976460	6.93%	0
2013	11.989171	14.940674	24.62%	0
2012	10.948182	11.989171	9.51%	0
2011	11.476701	10.948182	-4.61%	0
2010	10.019645	11.476701	14.54%	0
2009	7.815615	10.019645	28.20%	0
2008	13.276785	7.815615	-41.13%	0
2007	11.565261	13.276785	14.80%	0
2006	11.340179	11.565261	1.98%	0
2005	11.084575	11.340179	2.31%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
2009*	10.000000	12.231233	22.31%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	11.499008	11.595956	0.84%	0
2013	9.710596	11.499008	18.42%	0
2012	8.737584	9.710596	11.14%	0
2011	9.012376	8.737584	-3.05%	0
2010	8.376153	9.012376	7.60%	0
2009	7.066110	8.376153	18.54%	0
2008	10.476629	7.066110	-32.55%	0
2007	10.278608	10.476629	1.93%	0
2006*	10.000000	10.278608	2.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	9.229467	9.306274	0.83%	0
2013	9.862913	9.229467	-6.42%	0
2012	9.783635	9.862913	0.81%	0
2011	9.633393	9.783635	1.56%	0
2010	9.462638	9.633393	1.80%	0
2009	8.784373	9.462638	7.72%	0
2008	10.147471	8.784373	-13.43%	0
2007	10.261063	10.147471	-1.11%	0
2006*	10.000000	10.261063	2.61%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	12.539065	12.264801	-2.19%	0
2013	10.147932	12.539065	23.56%	0
2012	8.654602	10.147932	17.25%	0
2011	9.934859	8.654602	-12.89%	0
2010	9.292897	9.934859	6.91%	0
2009	6.832432	9.292897	36.01%	0
2008	11.593301	6.832432	-41.07%	0
2007	10.556235	11.593301	9.82%	0
2006*	10.000000	10.556235	5.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	11.298983	11.728120	3.80%	0
2013	9.075950	11.298983	24.49%	0
2012	8.049283	9.075950	12.75%	0
2011	8.791840	8.049283	-8.45%	0
2010	7.744145	8.791840	13.53%	0
2009	5.809537	7.744145	33.30%	0
2008	10.843305	5.809537	-46.42%	0
2007	10.091049	10.843305	7.45%	0
2006*	10.000000	10.091049	0.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	10.335206	10.942262	5.87%	0
2013	8.092119	10.335206	27.72%	0
2012	7.197536	8.092119	12.43%	0
2011	7.664286	7.197536	-6.09%	0
2010	7.190095	7.664286	6.60%	0
2009	5.727866	7.190095	25.53%	0
2008	9.629306	5.727866	-40.52%	0
2007*	10.000000	9.629306	-3.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
2009	7.876480	11.045774	40.24%	0
2008	11.388210	7.876480	-30.84%	0
2007	11.498656	11.388210	-0.96%	0
2006	10.822514	11.498656	6.25%	0
2005	11.004388	10.822514	-1.65%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
2009	7.793313	9.622525	23.47%	0
2008	12.878644	7.793313	-39.49%	0
2007	13.715331	12.878644	-6.10%	0
2006	12.318371	13.715331	11.34%	0
2005	12.300999	12.318371	0.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
2009	5.044281	7.411026	46.92%	0
2008*	10.000000	5.044281	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
2009	6.013929	7.597901	26.34%	0
2008*	10.000000	6.013929	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	10.671593	10.710953	0.37%	0
2013	8.580947	10.671593	24.36%	0
2012	7.692117	8.580947	11.56%	0
2011	8.553514	7.692117	-10.07%	0
2010	7.746398	8.553514	10.42%	0
2009	6.242423	7.746398	24.09%	0
2008*	10.000000	6.242423	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	10.566033	10.584802	0.18%	0
2013	9.594203	10.566033	10.13%	0
2012	8.994793	9.594203	6.66%	0
2011	9.491560	8.994793	-5.23%	0
2010	8.950313	9.491560	6.05%	0
2009	7.776855	8.950313	15.09%	0
2008*	10.000000	7.776855	-21.45%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	10.726618	10.786873	0.56%	0
2013	9.210699	10.726618	16.46%	0
2012	8.439038	9.210699	9.14%	0
2011	9.099111	8.439038	-7.25%	0
2010	8.428800	9.099111	7.95%	0
2009	7.067579	8.428800	19.26%	0
2008*	10.000000	7.067579	-28.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.053994	9.979062	-0.75%	0
2013	9.975383	10.053994	0.79%	0
2012	9.662121	9.975383	3.24%	0
2011	9.918533	9.662121	-2.59%	0
2010	9.668776	9.918533	2.58%	0
2009	8.906629	9.668776	8.56%	0
2008*	10.000000	8.906629	-10.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.630771	10.441597	-1.78%	0
2013*	10.000000	10.630771	6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.766803	10.446278	-2.98%	0
2013*	10.000000	10.766803	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	10.650089	10.696880	0.44%	0
2013	9.412132	10.650089	13.15%	0
2012	8.721278	9.412132	7.92%	0
2011	9.296022	8.721278	-6.18%	0
2010	8.689960	9.296022	6.97%	0
2009	7.419002	8.689960	17.13%	0
2008*	10.000000	7.419002	-25.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	10.682318	10.728381	0.43%	0
2013	8.948921	10.682318	19.37%	0
2012	8.131695	8.948921	10.05%	0
2011	8.880340	8.131695	-8.43%	0
2010	8.159168	8.880340	8.84%	0
2009	6.711001	8.159168	21.58%	0
2008*	10.000000	6.711001	-32.21%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	10.436854	10.433809	-0.03%	0
2013	9.768190	10.436854	6.85%	0
2012	9.242572	9.768190	5.69%	0
2011	9.647884	9.242572	-4.20%	0
2010	9.212263	9.647884	4.73%	0
2009	8.150065	9.212263	13.03%	0
2008*	10.000000	8.150065	-17.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
2009	9.681576	10.116136	4.49%	0
2008*	10.000000	9.681576	-2.21%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	11.068461	11.150257	0.74%	0
2013	11.764751	11.068461	-5.92%	0
2012	11.435786	11.764751	2.88%	0
2011	11.225837	11.435786	1.87%	0
2010	10.810218	11.225837	3.84%	0
2009	9.665853	10.810218	11.84%	0
2008*	10.000000	9.665853	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
2009	13.063784	20.492572	56.87%	0
2008	32.206200	13.063784	-59.44%	0
2007	23.036685	32.206200	39.80%	0
2006	17.540452	23.036685	31.33%	0
2005	13.766075	17.540452	27.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
2009	10.235724	10.095776	-1.37%	0
2008	9.892845	10.235724	3.47%	0
2007	9.613647	9.892845	2.90%	0
2006	9.684306	9.613647	-0.73%	0
2005	9.762819	9.684306	-0.80%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
2009	12.542358	15.627501	24.60%	0
2008	24.209543	12.542358	-48.19%	0
2007	19.827839	24.209543	22.10%	0
2006	15.523325	19.827839	27.73%	0
2005	12.410339	15.523325	25.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	8.626732	7.773154	-9.89%	0
2013	7.421894	8.626732	16.23%	0
2012	6.537212	7.421894	13.53%	0
2011	7.809233	6.537212	-16.29%	0
2010	7.570023	7.809233	3.16%	0
2009	6.128191	7.570023	23.53%	0
2008	11.212214	6.128191	-45.34%	0
2007	10.673739	11.212214	5.04%	0
2006*	10.000000	10.673739	6.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	14.583738	14.705977	0.84%	0
2013	11.931983	14.583738	22.22%	0
2012	10.719099	11.931983	11.32%	0
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0
2009	8.634548	10.549739	22.18%	0
2008	14.235164	8.634548	-39.34%	0
2007	13.990267	14.235164	1.75%	0
2006	12.461817	13.990267	12.27%	0
2005	12.019393	12.461817	3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	13.256585	13.316785	0.45%	0
2013	12.168179	13.256585	8.94%	0
2012	11.582635	12.168179	5.06%	0
2011	11.952139	11.582635	-3.09%	0
2010	11.331291	11.952139	5.48%	0
2009*	10.000000	11.331291	13.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	15.053369	15.212328	1.06%	0
2013	13.115409	15.053369	14.78%	0
2012	12.165722	13.115409	7.81%	0
2011	12.784624	12.165722	-4.84%	0
2010	11.880689	12.784624	7.61%	0
2009*	10.000000	11.880689	18.81%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	10.099423	10.077873	-0.21%	0
2013	10.030122	10.099423	0.69%	0
2012	9.929723	10.030122	1.01%	0
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
2009	9.423659	9.873760	4.78%	0
2008	10.440074	9.423659	-9.74%	0
2007	10.316621	10.440074	1.20%	0
2006	10.116112	10.316621	1.98%	0
2005	10.193861	10.116112	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.468468	10.301871	-1.59%	0
2013*	10.000000	10.468468	4.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.555368	10.314160	-2.29%	0
2013*	10.000000	10.555368	5.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
2009	9.005864	10.305393	14.43%	0
2008	12.208535	9.005864	-26.23%	0
2007	12.032398	12.208535	1.46%	0
2006	11.248718	12.032398	6.97%	0
2005	11.115884	11.248718	1.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	13.838938	13.951182	0.81%	0
2013	11.773247	13.838938	17.55%	0
2012	10.775757	11.773247	9.26%	0
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
2009	8.851314	10.575470	19.48%	0
2008	13.432612	8.851314	-34.11%	0
2007	13.177616	13.432612	1.94%	0
2006	11.976471	13.177616	10.03%	0
2005	11.644012	11.976471	2.86%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	11.437050	11.505930	0.60%	0
2013	10.776338	11.437050	6.13%	0
2012	10.385596	10.776338	3.76%	0
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
2009	9.236089	10.163087	10.04%	0
2008	11.319020	9.236089	-18.40%	0
2007	11.134624	11.319020	1.66%	0
2006	10.690743	11.134624	4.15%	0
2005	10.651306	10.690743	0.37%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
2009*	10.000000	12.713632	27.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.819475	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.013229	0.13%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
2009	8.721904	11.456517	31.35%	0
2008	14.293319	8.721904	-38.98%	0
2007	13.838283	14.293319	3.29%	0
2006	13.109414	13.838283	5.56%	0
2005	12.173833	13.109414	7.69%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
2009	9.375258	9.008717	-3.91%	0
2008	9.564387	9.375258	-1.98%	0
2007	9.504398	9.564387	0.63%	0
2006	9.465361	9.504398	0.41%	0
2005	9.597465	9.465361	-1.38%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
2009	8.220884	9.821503	19.47%	0
2008	10.348459	8.220884	-20.56%	0
2007	10.299953	10.348459	0.47%	0
2006	10.227481	10.299953	0.71%	0
2005	10.419748	10.227481	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	8.859725	-11.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
2009	6.195189	7.722382	24.65%	0
2008*	10.000000	6.195189	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	10.821105	11.458308	5.89%	0
2013	8.343354	10.821105	29.70%	0
2012	7.387664	8.343354	12.94%	0
2011	8.189940	7.387664	-9.80%	0
2010	7.562561	8.189940	8.30%	0
2009	6.179649	7.562561	22.38%	0
2008*	10.000000	6.179649	-37.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
2009	6.112554	7.463477	22.10%	0
2008*	10.000000	6.112554	-38.26%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
2009	6.578097	8.243412	25.32%	0
2008*	10.000000	6.578097	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
2009	6.437948	7.881728	22.43%	0
2008	12.511161	6.437948	-48.54%	0
2007	11.871058	12.511161	5.39%	0
2006	11.974118	11.871058	-0.86%	0
2005	11.531851	11.974118	3.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
2009	8.389087	10.169965	21.23%	0
2008	12.874275	8.389087	-34.84%	0
2007	14.399755	12.874275	-10.59%	0
2006	12.780098	14.399755	12.67%	0
2005	12.907398	12.780098	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
2009	8.505227	11.004148	29.38%	0
2008	14.327367	8.505227	-40.64%	0
2007	14.608533	14.327367	-1.92%	0
2006	13.573617	14.608533	7.62%	0
2005	12.580378	13.573617	7.90%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
2009	7.450811	9.024083	21.12%	0
2008	13.274156	7.450811	-43.87%	0
2007	12.777678	13.274156	3.89%	0
2006	11.706272	12.777678	9.15%	0
2005	11.342138	11.706272	3.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
2009	5.495759	6.906033	25.66%	0
2008*	10.000000	5.495759	-44.49%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.488112	12.477389	8.61%	0
2013*	10.000000	11.488112	14.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.113071	8.796332	-3.48%	0
2013	9.477868	9.113071	-3.85%	0
2012	9.532788	9.477868	-0.58%	0
2011	9.796568	9.532788	-2.69%	0
2010	9.958459	9.796568	-1.63%	0
2009	9.679724	9.958459	2.88%	0
2008*	10.000000	9.679724	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.343388	12.395386	0.42%	0
2013*	10.000000	12.343388	23.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	14.441871	12.741067	-11.78%	0
2013	12.519780	14.441871	15.35%	0
2012	10.902729	12.519780	14.83%	0
2011	12.961287	10.902729	-15.88%	0
2010	12.688663	12.961287	2.15%	0
2009*	10.000000	12.688663	26.89%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	8.067433	7.796031	-3.36%	0
2013	8.347725	8.067433	-3.36%	0
2012	8.309274	8.347725	0.46%	0
2011	8.625147	8.309274	-3.66%	0
2010	8.529050	8.625147	1.13%	0
2009	7.835461	8.529050	8.85%	0
2008	9.423239	7.835461	-16.85%	0
2007	9.365965	9.423239	0.61%	0
2006	9.356855	9.365965	0.10%	0
2005	9.601985	9.356855	-2.55%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	10.109004	10.046586	-0.62%	0
2013	7.216619	10.109004	40.08%	0
2012	6.904985	7.216619	4.51%	0
2011	7.265439	6.904985	-4.96%	0
2010	6.323718	7.265439	14.89%	0
2009	5.363437	6.323718	17.90%	0
2008	9.226552	5.363437	-41.87%	0
2007	9.558989	9.226552	-3.48%	0
2006*	10.000000	9.558989	-4.41%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
2009	7.468868	9.428285	26.23%	0
2008	12.842155	7.468868	-41.84%	0
2007	12.427065	12.842155	3.34%	0
2006	11.377568	12.427065	9.22%	0
2005	11.083971	11.377568	2.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
2009	6.242673	7.951298	27.37%	0
2008	12.762396	6.242673	-51.09%	0
2007	12.498690	12.762396	2.11%	0
2006	12.637907	12.498690	-1.10%	0
2005	11.712128	12.637907	7.90%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
2009	9.474398	12.719412	34.25%	0
2008	16.493364	9.474398	-42.56%	0
2007	16.154612	16.493364	2.10%	0
2006	14.288964	16.154612	13.06%	0
2005	13.012802	14.288964	9.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.693779	9.575151	-1.22%	0
2013	10.105857	9.693779	-4.08%	0
2012*	10.000000	10.105857	1.06%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	8.871067	-11.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
2009	7.573271	9.331567	23.22%	0
2008	12.815658	7.573271	-40.91%	0
2007	12.780248	12.815658	0.28%	0
2006	11.566366	12.780248	10.49%	0
2005	11.361558	11.566366	1.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	12.537470	13.479313	7.51%	0
2013	9.256093	12.537470	35.45%	0
2012	8.168346	9.256093	13.32%	0
2011	8.696025	8.168346	-6.07%	0
2010	7.336156	8.696025	18.54%	0
2009	5.567228	7.336156	31.77%	0
2008	9.324018	5.567228	-40.29%	0
2007	9.828609	9.324018	-5.13%	0
2006*	10.000000	9.828609	-1.71%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.032332	9.679840	-3.51%	0
2013	10.433532	10.032332	-3.85%	0
2012*	10.000000	10.433532	4.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.525314	-4.75%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.592631	10.204846	-3.66%	0
2013	11.803373	10.592631	-10.26%	0
2012	11.679032	11.803373	1.06%	0
2011	11.214175	11.679032	4.15%	0
2010	10.674876	11.214175	5.05%	0
2009*	10.000000	10.674876	6.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.258878	9.927385	-3.23%	0
2013	10.705628	10.258878	-4.17%	0
2012	10.540981	10.705628	1.56%	0
2011	10.863775	10.540981	-2.97%	0
2010	10.752914	10.863775	1.03%	0
2009*	10.000000	10.752914	7.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.720599	9.725738	0.05%	0
2013	10.332494	9.720599	-5.92%	0
2012	9.825128	10.332494	5.16%	0
2011*	10.000000	9.825128	-1.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	9.884197	10.239567	3.60%	0
2013	10.323438	9.884197	-4.25%	0
2012	9.821819	10.323438	5.11%	0
2011	9.677992	9.821819	1.49%	0
2010	9.404011	9.677992	2.91%	0
2009	8.929413	9.404011	5.31%	0
2008	10.353252	8.929413	-13.75%	0
2007	10.223790	10.353252	1.27%	0
2006*	10.000000	10.223790	2.24%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
2009	10.648173	13.317584	25.07%	0
2008	13.039103	10.648173	-18.34%	0
2007	12.745643	13.039103	2.30%	0
2006	11.974194	12.745643	6.44%	0
2005	11.104708	11.974194	7.83%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	11.336278	11.123071	-1.88%	0
2013	10.179096	11.336278	11.37%	0
2012	9.309767	10.179096	9.34%	0
2011	10.062063	9.309767	-7.48%	0
2010	9.912065	10.062063	1.51%	0
2009	7.786731	9.912065	27.29%	0
2008	14.641550	7.786731	-46.82%	0
2007	13.305566	14.641550	10.04%	0
2006	11.068988	13.305566	20.21%	0
2005*	10.000000	11.068988	10.69%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
2009	10.673498	21.856129	104.77%	0
2008	31.557016	10.673498	-66.18%	0
2007	23.878911	31.557016	32.15%	0
2006	17.820098	23.878911	34.00%	0
2005	14.053549	17.820098	26.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
2009	17.481972	26.452050	51.31%	0
2008	33.787779	17.481972	-48.26%	0
2007	24.205771	33.787779	39.59%	0
2006	20.240794	24.205771	19.59%	0
2005	13.891560	20.240794	45.71%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2014	14.334054	15.172129	5.85%	0
2013	11.142647	14.334054	28.64%	0
2012	9.977649	11.142647	11.68%	0
2011	11.148376	9.977649	-10.50%	0
2010	10.331189	11.148376	7.91%	0
2009	8.465265	10.331189	22.04%	0
2008	14.186036	8.465265	-40.33%	0
2007	13.435466	14.186036	5.59%	0
2006	12.303147	13.435466	9.20%	0
2005	11.777448	12.303147	4.46%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	21.439671	20.205774	-5.76%	0
2013	14.857472	21.439671	44.30%	0
2012	14.341274	14.857472	3.60%	0
2011	15.649378	14.341274	-8.36%	0
2010	12.851536	15.649378	21.77%	0
2009*	10.000000	12.851536	28.52%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	32.341410	30.347571	-6.16%	1,259,096
2013	26.093716	32.341410	23.94%	1,445,940
2012	22.105593	26.093716	18.04%	1,657,684
2011	24.050210	22.105593	-8.09%	2,045,840
2010	22.342511	24.050210	7.64%	2,659,018
2009	18.038769	22.342511	23.86%	3,158,313
2008	24.542535	18.038769	-26.50%	3,240,851
2007	17.194153	24.542535	42.74%	2,262,547
2006	14.447635	17.194153	19.01%	2,239,129
2005	11.736787	14.447635	23.10%	2,070,589
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	20.073840	21.389251	6.55%	840,050
2013	16.383744	20.073840	22.52%	876,486
2012	14.802669	16.383744	10.68%	947,108
2011	14.465082	14.802669	2.33%	1,050,047
2010	12.470316	14.465082	16.00%	1,337,435
2009	11.119320	12.470316	12.15%	1,508,282
2008	14.209605	11.119320	-21.75%	1,793,309
2007	12.621716	14.209605	12.58%	1,333,603
2006	11.457924	12.621716	10.16%	1,508,929
2005	11.015216	11.457924	4.02%	1,718,840
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	16.238778	16.782085	3.35%	1,278,338
2013	16.744531	16.238778	-3.02%	1,454,839
2012	15.981782	16.744531	4.77%	1,836,849
2011	15.035906	15.981782	6.29%	2,079,080
2010	14.315463	15.035906	5.03%	2,547,339
2009	13.486609	14.315463	6.15%	2,537,484
2008	13.573634	13.486609	-0.64%	2,709,413
2007	12.969298	13.573634	4.66%	1,895,102
2006	12.560339	12.969298	3.26%	1,408,675
2005	12.479024	12.560339	0.65%	1,506,015
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	17.708492	19.237866	8.64%	1,971,521
2013	13.390989	17.708492	32.24%	2,241,351
2012	11.399211	13.390989	17.47%	2,644,421
2011	11.320110	11.399211	0.70%	3,229,215
2010	9.453349	11.320110	19.75%	4,064,169
2009	7.695417	9.453349	22.84%	4,864,628
2008	11.910670	7.695417	-35.39%	5,561,043
2007	10.546121	11.910670	12.94%	3,659,302
2006	9.101039	10.546121	15.88%	4,158,916
2005	8.428947	9.101039	7.97%	4,471,042

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.814375	20.469268	8.80%	272,033
2013	14.654969	18.814375	28.38%	324,318
2012	13.073181	14.654969	12.10%	375,577
2011	13.847743	13.073181	-5.59%	476,342
2010	12.013668	13.847743	15.27%	577,780
2009	10.288910	12.013668	16.76%	625,746
2008	16.209097	10.288910	-36.52%	626,828
2007	14.021570	16.209097	15.60%	436,409
2006	12.212264	14.021570	14.82%	382,029
2005	10.907726	12.212264	11.96%	238,635
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	14.236689	12.612108	-11.41%	121,276
2013	11.250385	14.236689	26.54%	117,198
2012	11.204408	11.250385	0.41%	150,061
2011	12.441333	11.204408	-9.94%	208,241
2010	10.299232	12.441333	20.80%	256,352
2009	7.401688	10.299232	39.15%	219,127
2008	13.876307	7.401688	-46.66%	183,805
2007	9.259970	13.876307	49.85%	73,754
2006*	10.000000	9.259970	-7.40%	29,720
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.493721	10.413176	-0.77%	173,055
2013	10.412740	10.493721	0.78%	151,416
2012	9.879512	10.412740	5.40%	136,053
2011*	10.000000	9.879512	-1.20%	83,693
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	15.263935	15.263356	0.00%	546,792
2013	12.925271	15.263935	18.09%	654,719
2012	11.054022	12.925271	16.93%	825,422
2011	12.041481	11.054022	-8.20%	978,391
2010	10.590859	12.041481	13.70%	1,274,792
2009	8.426470	10.590859	25.69%	1,461,496
2008	14.704963	8.426470	-42.70%	1,473,125
2007	12.240210	14.704963	20.14%	896,200
2006	10.213807	12.240210	19.84%	916,763
2005	8.853054	10.213807	15.37%	909,815

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.855784	11.934965	-13.86%	246,945
2013	12.976300	13.855784	6.78%	297,387
2012	12.858752	12.976300	0.91%	404,350
2011	16.526083	12.858752	-22.19%	505,533
2010	14.252406	16.526083	15.95%	690,903
2009	8.286647	14.252406	71.99%	819,488
2008	21.708432	8.286647	-61.83%	669,446
2007	15.273371	21.708432	42.13%	417,463
2006	12.287089	15.273371	24.30%	341,564
2005*	10.000000	12.287089	22.87%	109,653
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	16.135423	17.869827	10.75%	2,075,112
2013	11.937771	16.135423	35.16%	2,457,687
2012	10.690142	11.937771	11.67%	3,020,127
2011	10.568054	10.690142	1.16%	3,695,449
2010	9.477107	10.568054	11.51%	4,514,712
2009	7.529470	9.477107	25.87%	5,330,513
2008	11.928767	7.529470	-36.88%	6,129,775
2007	9.572816	11.928767	21.75%	4,260,050
2006	9.200918	9.572816	4.04%	4,828,577
2005	8.351160	9.200918	10.18%	5,529,745
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.685518	26.935448	0.94%	786,483
2013	24.381549	26.685518	9.45%	913,660
2012	20.748259	24.381549	17.51%	1,029,219
2011	19.900099	20.748259	4.26%	1,146,913
2010	17.491821	19.900099	13.77%	1,417,890
2009	12.060869	17.491821	45.03%	1,465,514
2008	15.574727	12.060869	-22.56%	1,375,039
2007	15.140341	15.574727	2.87%	1,038,658
2006	13.862250	15.140341	9.22%	1,068,834
2005	13.647506	13.862250	1.57%	1,055,173
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	19.089769	19.181321	0.48%	206,536
2013	15.429053	19.089769	23.73%	229,904
2012	13.745493	15.429053	12.25%	268,782
2011	16.114641	13.745493	-14.70%	347,852
2010	14.259480	16.114641	13.01%	403,291
2009	10.510806	14.259480	35.66%	433,592
2008	18.378815	10.510806	-42.81%	416,657
2007	16.887720	18.378815	8.83%	315,422
2006	13.153656	16.887720	28.39%	286,332
2005	11.945966	13.153656	10.11%	181,105

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.238187	10.239802	0.02%	159,124
2013	10.392282	10.238187	-1.48%	116,696
2012	10.149951	10.392282	2.39%	111,358
2011*	10.000000	10.149951	1.50%	56,192
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	25.133667	24.461574	-2.67%	55,960
2013	16.133062	25.133667	55.79%	66,522
2012	14.563525	16.133062	10.78%	79,886
2011	15.811731	14.563525	-7.89%	87,695
2010	11.333024	15.811731	39.52%	111,853
2009	8.098121	11.333024	39.95%	112,274
2008	15.733650	8.098121	-48.53%	81,187
2007	14.917517	15.733650	5.47%	59,407
2006	13.415018	14.917517	11.20%	57,292
2005	11.205120	13.415018	19.72%	45,082
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	23.231361	24.821492	6.84%	180,922
2013	18.050286	23.231361	28.70%	202,889
2012	16.047707	18.050286	12.48%	242,970
2011	16.292522	16.047707	-1.50%	292,838
2010	12.503054	16.292522	30.31%	343,288
2009	8.606807	12.503054	45.27%	338,799
2008	13.625861	8.606807	-36.83%	293,028
2007	12.216068	13.625861	11.54%	186,995
2006	11.360798	12.216068	7.53%	143,195
2005*	10.000000	11.360798	13.61%	44,489
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.874430	10.773282	-0.93%	596,215
2013	10.976536	10.874430	-0.93%	675,823
2012	11.079889	10.976536	-0.93%	747,413
2011	11.183620	11.079889	-0.93%	806,235
2010	11.282392	11.183620	-0.88%	903,324
2009	11.275744	11.282392	0.06%	1,076,320
2008	11.140535	11.275744	1.21%	1,662,570
2007	10.751664	11.140535	3.62%	584,134
2006	10.405234	10.751664	3.33%	487,118
2005	10.249548	10.405234	1.52%	413,031

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	17.486071	22.544856	28.93%	123,022
2013	17.456479	17.486071	0.17%	130,120
2012	14.971699	17.456479	16.60%	128,890
2011	14.394054	14.971699	4.01%	147,078
2010	11.308177	14.394054	27.29%	176,640
2009	9.235171	11.308177	22.45%	217,176
2008	14.577035	9.235171	-36.65%	244,356
2007	17.534744	14.577035	-16.87%	143,356
2006	13.608265	17.534744	28.85%	158,340
2005	12.395855	13.608265	9.78%	107,937
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	27.649316	28.183758	1.93%	882,729
2013	17.849612	27.649316	54.90%	1,026,552
2012	14.097740	17.849612	26.61%	1,195,456
2011	15.103806	14.097740	-6.66%	1,427,367
2010	13.523818	15.103806	11.68%	1,770,468
2009	9.492077	13.523818	42.47%	2,000,257
2008	14.495825	9.492077	-34.52%	2,161,507
2007	11.768023	14.495825	23.18%	1,534,306
2006	11.013522	11.768023	6.85%	1,676,120
2005	9.483442	11.013522	16.13%	1,839,670
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	20.302997	20.430720	0.63%	789,919
2013	14.297992	20.302997	42.00%	915,398
2012	13.726520	14.297992	4.16%	1,162,829
2011	15.501552	13.726520	-11.45%	1,380,204
2010	12.146147	15.501552	27.63%	1,686,356
2009	9.102132	12.146147	33.44%	1,972,194
2008	15.108568	9.102132	-39.76%	2,045,749
2007	13.437940	15.108568	12.43%	1,411,123
2006	12.913866	13.437940	4.06%	1,584,308
2005	11.549477	12.913866	11.81%	1,807,644
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	20.095445	21.307144	6.03%	74,558
2013	15.193804	20.095445	32.26%	96,374
2012	12.930512	15.193804	17.50%	114,030
2011	14.968563	12.930512	-13.62%	152,067
2010	11.954432	14.968563	25.21%	169,333
2009	9.345214	11.954432	27.92%	183,325
2008	12.772647	9.345214	-26.83%	205,721
2007	13.451362	12.772647	-5.05%	159,013
2006	11.622311	13.451362	15.74%	133,631
2005	11.265957	11.622311	3.16%	118,706

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	20.899622	22.966613	9.89%	561,797
2013	15.590784	20.899622	34.05%	646,386
2012	13.240711	15.590784	17.75%	785,008
2011	14.422791	13.240711	-8.20%	1,026,354
2010	12.266338	14.422791	17.58%	1,201,818
2009	9.778763	12.266338	25.44%	1,276,287
2008	14.916596	9.778763	-34.44%	1,418,489
2007	14.780173	14.916596	0.92%	1,186,810
2006	12.766443	14.780173	15.77%	1,296,638
2005	12.342628	12.766443	3.43%	1,513,441

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	32.128617	30.132659	-6.21%	36,731
2013	25.935111	32.128617	23.88%	42,673
2012	21.982347	25.935111	17.98%	46,781
2011	23.928189	21.982347	-8.13%	56,066
2010	22.240360	23.928189	7.59%	87,943
2009	17.965354	22.240360	23.80%	116,430
2008	24.455014	17.965354	-26.54%	132,116
2007	17.141532	24.455014	42.67%	36,649
2006	14.410672	17.141532	18.95%	31,893
2005	11.712648	14.410672	23.04%	33,774
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	19.941676	21.237690	6.50%	22,148
2013	16.284099	19.941676	22.46%	17,791
2012	14.720085	16.284099	10.63%	22,830
2011	14.391624	14.720085	2.28%	32,603
2010	12.413251	14.391624	15.94%	49,237
2009	11.074021	12.413251	12.09%	62,256
2008	14.158875	11.074021	-21.79%	73,835
2007	12.583040	14.158875	12.52%	19,174
2006	11.428569	12.583040	10.10%	20,185
2005	10.992522	11.428569	3.97%	20,430
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	16.131890	16.663209	3.29%	53,678
2013	16.642711	16.131890	-3.07%	52,657
2012	15.892639	16.642711	4.72%	93,946
2011	14.959557	15.892639	6.24%	94,815
2010	14.249965	14.959557	4.98%	91,213
2009	13.431679	14.249965	6.09%	81,214
2008	13.525178	13.431679	-0.69%	135,332
2007	12.929556	13.525178	4.61%	29,643
2006	12.528147	12.929556	3.20%	22,295
2005	12.453317	12.528147	0.60%	25,467
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	17.591789	19.101433	8.58%	83,145
2013	13.309463	17.591789	32.18%	84,697
2012	11.335554	13.309463	17.41%	91,079
2011	11.262568	11.335554	0.65%	119,873
2010	9.410048	11.262568	19.69%	161,996
2009	7.664050	9.410048	22.78%	218,626
2008	11.868118	7.664050	-35.42%	267,257
2007	10.513787	11.868118	12.88%	53,367
2006	9.077709	10.513787	15.82%	58,191
2005	8.411575	9.077709	7.92%	62,511

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.722811	20.359366	8.74%	15,133
2013	14.591000	18.722811	28.32%	14,221
2012	13.022707	14.591000	12.04%	9,270
2011	13.801231	13.022707	-5.64%	10,155
2010	11.979355	13.801231	15.21%	18,470
2009	10.264695	11.979355	16.70%	21,115
2008	16.179143	10.264695	-36.56%	23,869
2007	14.002771	16.179143	15.54%	606
2006	12.202034	14.002771	14.76%	606
2005	10.904084	12.202034	11.90%	606
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	14.181614	12.556965	-11.46%	7,298
2013	11.212523	14.181614	26.48%	5,165
2012	11.172359	11.212523	0.36%	3,093
2011	12.411996	11.172359	-9.99%	4,403
2010	10.280136	12.411996	20.74%	7,253
2009	7.391704	10.280136	39.08%	4,946
2008	13.864623	7.391704	-46.69%	10,166
2007	9.256865	13.864623	49.78%	1,696
2006*	10.000000	9.256865	-7.43%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.479600	10.393906	-0.82%	5,653
2013	10.403987	10.479600	0.73%	4,158
2012	9.876207	10.403987	5.34%	3,631
2011*	10.000000	9.876207	-1.24%	7,263
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	15.163435	15.155208	-0.05%	13,759
2013	12.846647	15.163435	18.03%	14,196
2012	10.992348	12.846647	16.87%	17,393
2011	11.980334	10.992348	-8.25%	19,706
2010	10.542390	11.980334	13.64%	30,429
2009	8.392137	10.542390	25.62%	38,948
2008	14.652476	8.392137	-42.73%	43,978
2007	12.202709	14.652476	20.08%	4,331
2006	10.187645	12.202709	19.78%	4,838
2005	8.834810	10.187645	15.31%	3,467

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.795824	11.877307	-13.91%	2,823
2013	12.926669	13.795824	6.72%	4,182
2012	12.816053	12.926669	0.86%	5,426
2011	16.479518	12.816053	-22.23%	6,428
2010	14.219422	16.479518	15.89%	11,818
2009	8.271643	14.219422	71.91%	15,332
2008	21.680150	8.271643	-61.85%	18,778
2007	15.261217	21.680150	42.06%	2,805
2006	12.283494	15.261217	24.24%	2,805
2005*	10.000000	12.283494	22.83%	1,439
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	16.029184	17.743212	10.69%	74,151
2013	11.865159	16.029184	35.09%	76,448
2012	10.630490	11.865159	11.61%	92,435
2011	10.514384	10.630490	1.10%	123,489
2010	9.433733	10.514384	11.46%	162,960
2009	7.498799	9.433733	25.80%	236,595
2008	11.886196	7.498799	-36.91%	303,099
2007	9.543491	11.886196	21.68%	67,337
2006	9.177351	9.543491	3.99%	68,295
2005	8.333962	9.177351	10.12%	80,464
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.509889	26.744660	0.89%	28,391
2013	24.233318	26.509889	9.39%	37,723
2012	20.632554	24.233318	17.45%	31,447
2011	19.799096	20.632554	4.21%	42,352
2010	17.411833	19.799096	13.71%	54,917
2009	12.011774	17.411833	44.96%	57,126
2008	15.519172	12.011774	-22.60%	57,457
2007	15.093984	15.519172	2.82%	4,839
2006	13.826760	15.093984	9.17%	4,802
2005	13.619419	13.826760	1.52%	5,408
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.996870	19.078350	0.43%	2,506
2013	15.361719	18.996870	23.66%	2,419
2012	13.692421	15.361719	12.19%	2,350
2011	16.060514	13.692421	-14.74%	2,988
2010	14.218750	16.060514	12.95%	7,926
2009	10.486072	14.218750	35.60%	8,411
2008	18.344833	10.486072	-42.84%	8,049
2007	16.865067	18.344833	8.77%	783
2006	13.142633	16.865067	28.32%	873
2005	11.941969	13.142633	10.05%	970

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.224422	10.220864	-0.03%	5,401
2013	10.383544	10.224422	-1.53%	5,622
2012	10.146556	10.383544	2.34%	9,492
2011*	10.000000	10.146556	1.47%	5,725
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	25.011352	24.330245	-2.72%	1,169
2013	16.062651	25.011352	55.71%	444
2012	14.507309	16.062651	10.72%	600
2011	15.758638	14.507309	-7.94%	600
2010	11.300663	15.758638	39.45%	874
2009	8.079085	11.300663	39.88%	3,034
2008	15.704618	8.079085	-48.56%	2,917
2007	14.897550	15.704618	5.42%	0
2006	13.403806	14.897550	11.14%	321
2005	11.201378	13.403806	19.66%	321
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	23.130939	24.701715	6.79%	1,846
2013	17.981332	23.130939	28.64%	1,529
2012	15.994502	17.981332	12.42%	2,064
2011	16.246701	15.994502	-1.55%	2,371
2010	12.474167	16.246701	30.24%	5,482
2009	8.591254	12.474167	45.20%	5,203
2008	13.608108	8.591254	-36.87%	10,018
2007	12.206343	13.608108	11.48%	1,045
2006	11.357463	12.206343	7.47%	1,622
2005*	10.000000	11.357463	13.57%	456
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.802840	10.696963	-0.98%	25,531
2013	10.909777	10.802840	-0.98%	25,743
2012	11.018063	10.909777	-0.98%	24,635
2011	11.126830	11.018063	-0.98%	33,269
2010	11.230769	11.126830	-0.93%	36,888
2009	11.229819	11.230769	0.01%	116,961
2008	11.100765	11.229819	1.16%	170,072
2007	10.718722	11.100765	3.56%	6,353
2006	10.378577	10.718722	3.28%	6,508
2005	10.228440	10.378577	1.47%	14,793

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	17.403155	22.426639	28.87%	5,551
2013	17.382481	17.403155	0.12%	6,042
2012	14.915785	17.382481	16.54%	5,994
2011	14.347534	14.915785	3.96%	6,231
2010	11.277307	14.347534	27.22%	8,083
2009	9.214612	11.277307	22.39%	5,443
2008	14.551958	9.214612	-36.68%	7,381
2007	17.513470	14.551958	-16.91%	2,678
2006	13.598591	17.513470	28.79%	3,774
2005	12.393272	13.598591	9.73%	1,508
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	27.467102	27.983879	1.88%	19,155
2013	17.740932	27.467102	54.82%	18,137
2012	14.018991	17.740932	26.55%	19,560
2011	15.027010	14.018991	-6.71%	20,793
2010	13.461848	15.027010	11.63%	40,785
2009	9.453359	13.461848	42.40%	49,801
2008	14.444013	9.453359	-34.55%	60,282
2007	11.731915	14.444013	23.12%	2,925
2006	10.985266	11.731915	6.80%	3,359
2005	9.463888	10.985266	16.08%	4,394
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	20.169271	20.285906	0.58%	10,576
2013	14.210985	20.169271	41.93%	11,893
2012	13.649904	14.210985	4.11%	18,825
2011	15.422810	13.649904	-11.50%	23,358
2010	12.090542	15.422810	27.56%	55,125
2009	9.065048	12.090542	33.38%	65,238
2008	15.054635	9.065048	-39.79%	69,575
2007	13.396765	15.054635	12.38%	6,230
2006	12.880777	13.396765	4.01%	7,631
2005	11.525679	12.880777	11.76%	8,384
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.997616	21.192718	5.98%	6,392
2013	15.127469	19.997616	32.19%	7,637
2012	12.880570	15.127469	17.44%	8,960
2011	14.918276	12.880570	-13.66%	8,932
2010	11.920285	14.918276	25.15%	18,418
2009	9.323231	11.920285	27.86%	2,823
2008	12.749058	9.323231	-26.87%	10,920
2007	13.433344	12.749058	-5.09%	0
2006	11.612581	13.433344	15.68%	0
2005	11.262202	11.612581	3.11%	0
1000

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	20.766364	22.808651	9.83%	4,644
2013	15.499190	20.766364	33.98%	4,679
2012	13.169582	15.499190	17.69%	3,632
2011	14.352550	13.169582	-8.24%	4,283
2010	12.212759	14.352550	17.52%	6,161
2009	9.740965	12.212759	25.38%	5,011
2008	14.866473	9.740965	-34.48%	9,953
2007	14.737993	14.866473	0.87%	1,962
2006	12.736416	14.737993	15.72%	2,098
2005	12.319794	12.736416	3.38%	3,001
1001

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.917089	29.919151	-6.26%	9,194
2013	25.777362	31.917089	23.82%	10,152
2012	21.859705	25.777362	17.92%	12,967
2011	23.806693	21.859705	-8.18%	15,199
2010	22.138607	23.806693	7.53%	16,252
2009	17.892193	22.138607	23.73%	24,559
2008	24.367737	17.892193	-26.57%	31,319
2007	17.089016	24.367737	42.59%	15,745
2006	14.373745	17.089016	18.89%	19,144
2005	11.688510	14.373745	22.97%	22,237
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	19.810279	21.087105	6.45%	4,058
2013	16.184969	19.810279	22.40%	4,562
2012	14.637889	16.184969	10.57%	8,204
2011	14.318474	14.637889	2.23%	10,309
2010	12.356395	14.318474	15.88%	10,731
2009	11.028872	12.356395	12.04%	14,604
2008	14.108297	11.028872	-21.83%	14,460
2007	12.544463	14.108297	12.47%	16,629
2006	11.399270	12.544463	10.05%	18,266
2005	10.969863	11.399270	3.91%	19,228
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	16.025651	16.545111	3.24%	10,314
2013	16.541463	16.025651	-3.12%	12,018
2012	15.803953	16.541463	4.67%	19,197
2011	14.883586	15.803953	6.18%	21,766
2010	14.184753	14.883586	4.93%	21,342
2009	13.376964	14.184753	6.04%	42,687
2008	13.476882	13.376964	-0.74%	37,337
2007	12.889923	13.476882	4.55%	51,211
2006	12.496049	12.889923	3.15%	29,794
2005	12.427663	12.496049	0.55%	28,729
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	17.476011	18.966138	8.53%	8,648
2013	13.228528	17.476011	32.11%	10,768
2012	11.272323	13.228528	17.35%	21,984
2011	11.205401	11.272323	0.60%	25,116
2010	9.367001	11.205401	19.63%	37,081
2009	7.632829	9.367001	22.72%	41,232
2008	11.825758	7.632829	-35.46%	50,307
2007	10.481577	11.825758	12.82%	32,822
2006	9.054449	10.481577	15.76%	51,860
2005	8.394248	9.054449	7.86%	58,644
1002

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.631701	20.250072	8.69%	344
2013	14.527331	18.631701	28.25%	525
2012	12.972442	14.527331	11.99%	536
2011	13.754901	12.972442	-5.69%	574
2010	11.945164	13.754901	15.15%	940
2009	10.240571	11.945164	16.65%	3,577
2008	16.149298	10.240571	-36.59%	2,584
2007	13.984033	16.149298	15.48%	19,558
2006	12.191838	13.984033	14.70%	1,508
2005	10.900454	12.191838	11.85%	3,938
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	14.126771	12.502079	-11.50%	159
2013	11.174803	14.126771	26.42%	159
2012	11.140421	11.174803	0.31%	165
2011	12.382752	11.140421	-10.03%	234
2010	10.261089	12.382752	20.68%	329
2009	7.381734	10.261089	39.01%	1,687
2008	13.852933	7.381734	-46.71%	1,016
2007	9.253760	13.852933	49.70%	445
2006*	10.000000	9.253760	-7.46%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.465501	10.374687	-0.87%	0
2013	10.395235	10.465501	0.68%	0
2012	9.872902	10.395235	5.29%	0
2011*	10.000000	9.872902	-1.27%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	15.063562	15.047783	-0.10%	3,397
2013	12.768482	15.063562	17.97%	3,694
2012	10.930984	12.768482	16.81%	10,612
2011	11.919466	10.930984	-8.29%	13,883
2010	10.494125	11.919466	13.58%	16,756
2009	8.357943	10.494125	25.56%	23,283
2008	14.600154	8.357943	-42.75%	25,353
2007	12.165307	14.600154	20.01%	9,507
2006	10.161529	12.165307	19.72%	11,758
2005	8.816605	10.161529	15.25%	13,034
1003

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.736057	11.819870	-13.95%	1,257
2013	12.877182	13.736057	6.67%	1,622
2012	12.773469	12.877182	0.81%	1,836
2011	16.433054	12.773469	-22.27%	1,980
2010	14.186484	16.433054	15.84%	3,227
2009	8.256659	14.186484	71.82%	5,541
2008	21.651880	8.256659	-61.87%	4,395
2007	15.249060	21.651880	41.99%	2,550
2006	12.279895	15.249060	24.18%	1,630
2005*	10.000000	12.279895	22.80%	799
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.923616	17.617459	10.64%	3,433
2013	11.792963	15.923616	35.03%	4,072
2012	10.571154	11.792963	11.56%	11,291
2011	10.460968	10.571154	1.05%	18,967
2010	9.390554	10.460968	11.40%	27,720
2009	7.468238	9.390554	25.74%	41,825
2008	11.843752	7.468238	-36.94%	56,774
2007	9.514247	11.843752	21.62%	37,839
2006	9.153842	9.514247	3.94%	58,751
2005	8.316790	9.153842	10.06%	68,452
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.335341	26.555150	0.83%	4,468
2013	24.085909	26.335341	9.34%	4,899
2012	20.517435	24.085909	17.39%	5,775
2011	19.698548	20.517435	4.16%	6,751
2010	17.332150	19.698548	13.65%	7,614
2009	11.962832	17.332150	44.88%	12,667
2008	15.463757	11.962832	-22.64%	13,807
2007	15.047725	15.463757	2.76%	15,146
2006	13.791334	15.047725	9.11%	18,084
2005	13.591374	13.791334	1.47%	19,563
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.904393	18.975881	0.38%	171
2013	15.294660	18.904393	23.60%	327
2012	13.639557	15.294660	12.13%	351
2011	16.006592	13.639557	-14.79%	343
2010	14.178162	16.006592	12.90%	363
2009	10.461426	14.178162	35.53%	385
2008	18.310993	10.461426	-42.87%	473
2007	16.842490	18.310993	8.72%	4,280
2006	13.131649	16.842490	28.26%	3,713
2005	11.937990	13.131649	10.00%	4,215
1004

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.210663	10.201962	-0.09%	0
2013	10.374811	10.210663	-1.58%	0
2012	10.143157	10.374811	2.28%	0
2011*	10.000000	10.143157	1.43%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	24.889576	24.199544	-2.77%	548
2013	15.992504	24.889576	55.63%	759
2012	14.451273	15.992504	10.67%	902
2011	15.705692	14.451273	-7.99%	899
2010	11.268383	15.705692	39.38%	971
2009	8.060078	11.268383	39.80%	1,857
2008	15.675608	8.060078	-48.58%	1,852
2007	14.877580	15.675608	5.36%	1,476
2006	13.392589	14.877580	11.09%	985
2005	11.197635	13.392589	19.60%	998
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	23.030823	24.582380	6.74%	2,032
2013	17.912545	23.030823	28.57%	2,461
2012	15.941383	17.912545	12.37%	1,548
2011	16.200902	15.941383	-1.60%	1,991
2010	12.445284	16.200902	30.18%	3,289
2009	8.575689	12.445284	45.12%	6,207
2008	13.590348	8.575689	-36.90%	3,058
2007	12.196603	13.590348	11.43%	422
2006	11.354128	12.196603	7.42%	4,433
2005*	10.000000	11.354128	13.54%	4,433
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.731671	10.621119	-1.03%	17,249
2013	10.843380	10.731671	-1.03%	19,260
2012	10.956567	10.843380	-1.03%	20,367
2011	11.070300	10.956567	-1.03%	23,213
2010	11.179359	11.070300	-0.98%	25,984
2009	11.184061	11.179359	-0.04%	25,047
2008	11.061120	11.184061	1.11%	65,678
2007	10.685868	11.061120	3.51%	31,022
2006	10.351980	10.685868	3.23%	16,490
2005	10.207368	10.351980	1.42%	8,747
1005

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	17.320607	22.309008	28.80%	88
2013	17.308772	17.320607	0.07%	158
2012	14.860055	17.308772	16.48%	54
2011	14.301124	14.860055	3.91%	199
2010	11.246501	14.301124	27.16%	0
2009	9.194083	11.246501	22.32%	567
2008	14.526905	9.194083	-36.71%	662
2007	17.492217	14.526905	-16.95%	1,259
2006	13.588929	17.492217	28.72%	1,239
2005	12.390701	13.588929	9.67%	3,578
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	27.286263	27.785602	1.83%	3,647
2013	17.633018	27.286263	54.75%	4,106
2012	13.940780	17.633018	26.49%	5,669
2011	14.950717	13.940780	-6.76%	6,229
2010	13.400269	14.950717	11.57%	6,499
2009	9.414864	13.400269	42.33%	10,396
2008	14.392476	9.414864	-34.58%	14,764
2007	11.695986	14.392476	23.05%	9,638
2006	10.957136	11.695986	6.74%	23,753
2005	9.444399	10.957136	16.02%	26,329
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	20.036378	20.142062	0.53%	2,668
2013	14.124471	20.036378	41.86%	2,870
2012	13.573668	14.124471	4.06%	5,117
2011	15.344405	13.573668	-11.54%	7,070
2010	12.035162	15.344405	27.50%	13,424
2009	9.028084	12.035162	33.31%	19,295
2008	15.000856	9.028084	-39.82%	19,891
2007	13.355680	15.000856	12.32%	14,809
2006	12.847752	13.355680	3.95%	20,957
2005	11.501914	12.847752	11.70%	23,059
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.900266	21.078883	5.92%	65
2013	15.061425	19.900266	32.13%	207
2012	12.830834	15.061425	17.38%	249
2011	14.868177	12.830834	-13.70%	2,286
2010	11.886251	14.868177	25.09%	2,317
2009	9.301304	11.886251	27.79%	329
2008	12.725503	9.301304	-26.91%	1,083
2007	13.415340	12.725503	-5.14%	2,174
2006	11.602859	13.415340	15.62%	2,215
2005	11.258438	11.602859	3.06%	2,237
1006

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	20.633909	22.651718	9.78%	2,106
2013	15.408101	20.633909	33.92%	2,372
2012	13.098816	15.408101	17.63%	5,100
2011	14.282631	13.098816	-8.29%	5,622
2010	12.159401	14.282631	17.46%	5,797
2009	9.703311	12.159401	25.31%	8,416
2008	14.816501	9.703311	-34.51%	11,548
2007	14.695912	14.816501	0.82%	18,487
2006	12.706445	14.695912	15.66%	18,001
2005	12.297000	12.706445	3.33%	21,285
1007

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.706766	29.706959	-6.31%	1,405,212
2013	25.620439	31.706766	23.76%	1,629,525
2012	21.737636	25.620439	17.86%	2,020,896
2011	23.685706	21.737636	-8.22%	2,458,694
2010	22.037235	23.685706	7.48%	3,088,453
2009	17.819252	22.037235	23.67%	3,463,162
2008	24.280695	17.819252	-26.61%	3,435,347
2007	17.036609	24.280695	42.52%	2,644,821
2006	14.336900	17.036609	18.83%	2,614,924
2005	11.664428	14.336900	22.91%	2,376,339
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	19.679807	20.937635	6.39%	775,602
2013	16.086500	19.679807	22.34%	836,182
2012	14.556200	16.086500	10.51%	917,568
2011	14.245741	14.556200	2.18%	1,106,448
2010	12.299832	14.245741	15.82%	1,252,896
2009	10.983935	12.299832	11.98%	1,365,961
2008	14.057912	10.983935	-21.87%	1,442,365
2007	12.506009	14.057912	12.41%	1,164,690
2006	11.370059	12.506009	9.99%	1,254,136
2005	10.947269	11.370059	3.86%	1,362,730
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	15.920055	16.427792	3.19%	1,354,652
2013	16.440788	15.920055	-3.17%	1,531,968
2012	15.715725	16.440788	4.61%	1,856,335
2011	14.807952	15.715725	6.13%	1,953,283
2010	14.119800	14.807952	4.87%	2,201,972
2009	13.322442	14.119800	5.99%	2,176,046
2008	13.428741	13.322442	-0.79%	2,180,880
2007	12.850415	13.428741	4.50%	1,617,606
2006	12.464033	12.850415	3.10%	1,205,500
2005	12.402072	12.464033	0.50%	1,297,187
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	17.360819	18.831605	8.47%	2,181,228
2013	13.147980	17.360819	32.04%	2,475,769
2012	11.209354	13.147980	17.29%	2,834,179
2011	11.148417	11.209354	0.55%	3,335,984
2010	9.324072	11.148417	19.57%	3,907,176
2009	7.601696	9.324072	22.66%	4,368,488
2008	11.783491	7.601696	-35.49%	4,818,007
2007	10.449424	11.783491	12.77%	3,942,866
2006	9.031224	10.449424	15.70%	4,350,732
2005	8.376933	9.031224	7.81%	4,733,615
1008

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.540881	20.141178	8.63%	267,982
2013	14.463829	18.540881	28.19%	300,606
2012	12.922282	14.463829	11.93%	371,350
2011	13.708634	12.922282	-5.74%	432,736
2010	11.911006	13.708634	15.09%	475,231
2009	10.216457	11.911006	16.59%	532,560
2008	16.119427	10.216457	-36.62%	608,963
2007	13.965251	16.119427	15.43%	511,569
2006	12.181608	13.965251	14.64%	412,794
2005	10.896802	12.181608	11.79%	252,977
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	14.072072	12.447367	-11.55%	172,349
2013	11.137163	14.072072	26.35%	189,576
2012	11.108521	11.137163	0.26%	237,677
2011	12.353544	11.108521	-10.08%	339,863
2010	10.242050	12.353544	20.62%	411,364
2009	7.371767	10.242050	38.94%	416,101
2008	13.841248	7.371767	-46.74%	302,890
2007	9.250653	13.841248	49.62%	141,263
2006*	10.000000	9.250653	-7.49%	47,222
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.451421	10.355491	-0.92%	145,134
2013	10.386496	10.451421	0.63%	120,199
2012	9.869591	10.386496	5.24%	59,152
2011*	10.000000	9.869591	-1.30%	22,207
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.964307	14.941080	-0.16%	617,007
2013	12.690760	14.964307	17.91%	699,643
2012	10.869954	12.690760	16.75%	838,441
2011	11.858907	10.869954	-8.34%	976,426
2010	10.446070	11.858907	13.53%	1,236,058
2009	8.323872	10.446070	25.50%	1,363,982
2008	14.547998	8.323872	-42.78%	1,352,016
2007	12.128004	14.547998	19.95%	1,118,148
2006	10.135478	12.128004	19.66%	1,054,931
2005	8.798440	10.135478	15.20%	1,064,161
1009

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.676593	11.762742	-13.99%	309,006
2013	12.827919	13.676593	6.62%	351,502
2012	12.731045	12.827919	0.76%	520,988
2011	16.386753	12.731045	-22.31%	668,368
2010	14.153663	16.386753	15.78%	864,650
2009	8.241714	14.153663	71.73%	967,815
2008	21.623653	8.241714	-61.89%	752,432
2007	15.236913	21.623653	41.92%	576,700
2006	12.276302	15.236913	24.12%	507,168
2005*	10.000000	12.276302	22.76%	241,060
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.818674	17.492513	10.58%	2,206,421
2013	11.721159	15.818674	34.96%	2,493,080
2012	10.512116	11.721159	11.50%	2,940,643
2011	10.407794	10.512116	1.00%	3,487,219
2010	9.347537	10.407794	11.34%	4,130,884
2009	7.437778	9.347537	25.68%	4,683,658
2008	11.801419	7.437778	-36.98%	5,014,149
2007	9.485048	11.801419	21.56%	4,380,521
2006	9.130350	9.485048	3.88%	4,954,848
2005	8.299630	9.130350	10.01%	5,737,026
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.161791	26.366831	0.78%	1,026,704
2013	23.939285	26.161791	9.28%	1,104,930
2012	20.402867	23.939285	17.33%	1,180,038
2011	19.598436	20.402867	4.10%	1,204,176
2010	17.252776	19.598436	13.60%	1,425,970
2009	11.914069	17.252776	44.81%	1,569,824
2008	15.408511	11.914069	-22.68%	1,336,401
2007	15.001599	15.408511	2.71%	1,208,547
2006	13.755978	15.001599	9.06%	1,192,698
2005	13.563363	13.755978	1.42%	1,193,835
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.812309	18.873902	0.33%	205,030
2013	15.227841	18.812309	23.54%	207,329
2012	13.586849	15.227841	12.08%	272,147
2011	15.952795	13.586849	-14.83%	349,582
2010	14.137637	15.952795	12.84%	435,092
2009	10.436790	14.137637	35.46%	463,255
2008	18.277131	10.436790	-42.90%	445,686
2007	16.819886	18.277131	8.66%	442,683
2006	13.120632	16.819886	28.19%	416,099
2005	11.933995	13.120632	9.94%	319,506
1010

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.196923	10.183074	-0.14%	199,979
2013	10.366089	10.196923	-1.63%	219,732
2012	10.139761	10.366089	2.23%	262,265
2011*	10.000000	10.139761	1.40%	127,680
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	24.768266	24.069428	-2.82%	59,243
2013	15.922601	24.768266	55.55%	87,817
2012	14.395396	15.922601	10.61%	83,574
2011	15.652872	14.395396	-8.03%	97,893
2010	11.236150	15.652872	39.31%	123,572
2009	8.041085	11.236150	39.73%	110,515
2008	15.646604	8.041085	-48.61%	103,420
2007	14.857607	15.646604	5.31%	86,256
2006	13.381366	14.857607	11.03%	107,400
2005	11.193892	13.381366	19.54%	81,131
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.931123	24.463597	6.68%	219,051
2013	17.844019	22.931123	28.51%	238,374
2012	15.888445	17.844019	12.31%	275,673
2011	16.155261	15.888445	-1.65%	293,226
2010	12.416485	16.155261	30.11%	359,643
2009	8.560166	12.416485	45.05%	354,009
2008	13.572616	8.560166	-36.93%	278,162
2007	12.186880	13.572616	11.37%	236,473
2006	11.350801	12.186880	7.37%	181,512
2005*	10.000000	11.350801	13.51%	78,189
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.660958	10.545803	-1.08%	355,501
2013	10.777377	10.660958	-1.08%	393,908
2012	10.895387	10.777377	-1.08%	457,794
2011	11.014034	10.895387	-1.08%	657,743
2010	11.128158	11.014034	-1.03%	680,252
2009	11.138467	11.128158	-0.09%	826,943
2008	11.021595	11.138467	1.06%	1,262,604
2007	10.653097	11.021595	3.46%	449,316
2006	10.325436	10.653097	3.17%	311,601
2005	10.186330	10.325436	1.37%	295,787
1011

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	17.238337	22.191826	28.74%	138,581
2013	17.235270	17.238337	0.02%	145,806
2012	14.804445	17.235270	16.42%	203,195
2011	14.254794	14.804445	3.86%	244,449
2010	11.215725	14.254794	27.10%	305,115
2009	9.173571	11.215725	22.26%	300,554
2008	14.501873	9.173571	-36.74%	322,108
2007	17.470956	14.501873	-16.99%	244,664
2006	13.579244	17.470956	28.66%	295,083
2005	12.388114	13.579244	9.62%	210,518
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	27.106403	27.588500	1.78%	1,002,268
2013	17.525640	27.106403	54.67%	1,160,996
2012	13.862907	17.525640	26.42%	1,386,458
2011	14.874711	13.862907	-6.80%	1,617,777
2010	13.338875	14.874711	11.51%	1,954,426
2009	9.376467	13.338875	42.26%	2,184,718
2008	14.341039	9.376467	-34.62%	2,136,406
2007	11.660109	14.341039	22.99%	1,793,805
2006	10.929041	11.660109	6.69%	1,894,969
2005	9.424928	10.929041	15.96%	2,151,177
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	19.904336	19.999209	0.48%	848,572
2013	14.038475	19.904336	41.78%	958,906
2012	13.497864	14.038475	4.01%	1,150,679
2011	15.266415	13.497864	-11.58%	1,351,793
2010	11.980028	15.266415	27.43%	1,594,785
2009	8.991264	11.980028	33.24%	1,792,685
2008	14.947253	8.991264	-39.85%	1,855,494
2007	13.314729	14.947253	12.26%	1,604,279
2006	12.814815	13.314729	3.90%	1,777,459
2005	11.478207	12.814815	11.64%	2,066,689
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.803333	20.965618	5.87%	113,603
2013	14.995635	19.803333	32.06%	148,363
2012	12.781258	14.995635	17.33%	149,530
2011	14.818204	12.781258	-13.75%	210,042
2010	11.852276	14.818204	25.02%	254,721
2009	9.279402	11.852276	27.73%	264,946
2008	12.701985	9.279402	-26.95%	253,188
2007	13.397355	12.701985	-5.19%	217,555
2006	11.593147	13.397355	15.56%	221,393
2005	11.254677	11.593147	3.01%	214,762
1012

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	20.502278	22.495854	9.72%	764,208
2013	15.317539	20.502278	33.85%	843,428
2012	13.028428	15.317539	17.57%	986,259
2011	14.213043	13.028428	-8.33%	1,201,151
2010	12.106260	14.213043	17.40%	1,457,911
2009	9.665789	12.106260	25.25%	1,617,286
2008	14.766678	9.665789	-34.54%	1,749,898
2007	14.653936	14.766678	0.77%	1,631,416
2006	12.676536	14.653936	15.60%	1,825,435
2005	12.274232	12.676536	3.28%	2,151,819
1013

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.497767	29.496223	-6.35%	632,153
2013	25.464425	31.497767	23.69%	708,566
2012	21.616209	25.464425	17.80%	849,474
2011	23.565299	21.616209	-8.27%	1,026,116
2010	21.936284	23.565299	7.43%	1,184,514
2009	17.746584	21.936284	23.61%	1,299,677
2008	24.193906	17.746584	-26.65%	1,355,671
2007	16.984344	24.193906	42.45%	1,256,382
2006	14.300116	16.984344	18.77%	1,216,493
2005	11.640367	14.300116	22.85%	1,147,188
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	19.550066	20.789090	6.34%	441,334
2013	15.988516	19.550066	22.28%	445,654
2012	14.474870	15.988516	10.46%	477,073
2011	14.173303	14.474870	2.13%	530,991
2010	12.243469	14.173303	15.76%	605,662
2009	10.939137	12.243469	11.92%	597,905
2008	14.007666	10.939137	-21.91%	635,988
2007	12.467641	14.007666	12.35%	656,540
2006	11.340897	12.467641	9.94%	722,517
2005	10.924693	11.340897	3.81%	783,365
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	15.815084	16.311220	3.14%	542,969
2013	16.340642	15.815084	-3.22%	619,963
2012	15.627917	16.340642	4.56%	768,767
2011	14.732639	15.627917	6.08%	873,326
2010	14.055095	14.732639	4.82%	967,277
2009	13.268099	14.055095	5.93%	849,950
2008	13.380718	13.268099	-0.84%	882,774
2007	12.810978	13.380718	4.45%	705,401
2006	12.432047	12.810978	3.05%	473,299
2005	12.376482	12.432047	0.45%	533,796
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	17.246266	18.697890	8.42%	939,513
2013	13.067824	17.246266	31.98%	1,048,353
2012	11.146666	13.067824	17.24%	1,158,549
2011	11.091677	11.146666	0.50%	1,313,422
2010	9.281311	11.091677	19.51%	1,567,741
2009	7.570668	9.281311	22.60%	1,602,662
2008	11.741350	7.570668	-35.52%	1,725,578
2007	10.417339	11.741350	12.71%	1,481,507
2006	9.008039	10.417339	15.64%	1,690,703
2005	8.359642	9.008039	7.76%	1,806,193
1014

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.450573	20.032941	8.58%	139,168
2013	14.400654	18.450573	28.12%	151,999
2012	12.872365	14.400654	11.87%	175,101
2011	13.662564	12.872365	-5.78%	206,608
2010	11.876971	13.662564	15.03%	237,002
2009	10.192414	11.876971	16.53%	225,572
2008	16.089651	10.192414	-36.65%	251,864
2007	13.946553	16.089651	15.37%	235,395
2006	12.171426	13.946553	14.58%	207,245
2005	10.893176	12.171426	11.73%	125,910
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	14.017596	12.392901	-11.59%	73,949
2013	11.099659	14.017596	26.29%	76,213
2012	11.076727	11.099659	0.21%	97,340
2011	12.324408	11.076727	-10.12%	139,743
2010	10.223052	12.324408	20.56%	168,105
2009	7.361817	10.223052	38.87%	166,642
2008	13.829581	7.361817	-46.77%	139,917
2007	9.247550	13.829581	49.55%	77,483
2006*	10.000000	9.247550	-7.52%	25,463
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.437334	10.336311	-0.97%	52,662
2013	10.377751	10.437334	0.57%	37,316
2012	9.866288	10.377751	5.18%	20,875
2011*	10.000000	9.866288	-1.34%	9,345
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.865646	14.835063	-0.21%	222,161
2013	12.613459	14.865646	17.86%	256,468
2012	10.809216	12.613459	16.69%	322,011
2011	11.798602	10.809216	-8.39%	346,182
2010	10.398199	11.798602	13.47%	447,336
2009	8.289914	10.398199	25.43%	472,003
2008	14.495992	8.289914	-42.81%	468,567
2007	12.090801	14.495992	19.89%	444,419
2006	10.109478	12.090801	19.60%	454,566
2005	8.780285	10.109478	15.14%	467,212
1015

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.617309	11.705829	-14.04%	97,843
2013	12.778772	13.617309	6.56%	116,550
2012	12.688708	12.778772	0.71%	174,078
2011	16.340523	12.688708	-22.35%	229,336
2010	14.120859	16.340523	15.72%	300,653
2009	8.226778	14.120859	71.65%	326,632
2008	21.595448	8.226778	-61.91%	294,941
2007	15.224772	21.595448	41.84%	249,175
2006	12.272698	15.224772	24.05%	215,932
2005*	10.000000	12.272698	22.73%	120,713
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.714342	17.368360	10.53%	1,009,188
2013	11.649736	15.714342	34.89%	1,107,377
2012	10.453356	11.649736	11.44%	1,314,212
2011	10.354846	10.453356	0.95%	1,500,361
2010	9.304678	10.354846	11.29%	1,748,162
2009	7.407426	9.304678	25.61%	1,863,972
2008	11.759218	7.407426	-37.01%	2,058,517
2007	9.455939	11.759218	21.50%	1,896,573
2006	9.106919	9.455939	3.83%	2,220,742
2005	8.282499	9.106919	9.95%	2,490,494
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.989367	26.179812	0.73%	390,743
2013	23.793529	25.989367	9.23%	423,882
2012	20.288916	23.793529	17.27%	458,957
2011	19.498801	20.288916	4.05%	513,299
2010	17.173746	19.498801	13.54%	607,039
2009	11.865482	17.173746	44.74%	627,673
2008	15.353443	11.865482	-22.72%	533,490
2007	14.955579	15.353443	2.66%	525,932
2006	13.720700	14.955579	9.00%	525,962
2005	13.535400	13.720700	1.37%	547,019
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.720597	18.772403	0.28%	91,926
2013	15.161266	18.720597	23.48%	106,422
2012	13.534312	15.161266	12.02%	124,469
2011	15.899139	13.534312	-14.87%	138,336
2010	14.097206	15.899139	12.78%	164,891
2009	10.412215	14.097206	35.39%	180,152
2008	18.243344	10.412215	-42.93%	175,760
2007	16.797332	18.243344	8.61%	188,108
2006	13.109644	16.797332	28.13%	177,494
2005	11.930012	13.109644	9.89%	124,472
1016

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.183162	10.164191	-0.19%	60,336
2013	10.357346	10.183162	-1.68%	56,176
2012	10.136354	10.357346	2.18%	33,254
2011*	10.000000	10.136354	1.36%	12,326
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	24.647596	23.940043	-2.87%	27,265
2013	15.853027	24.647596	55.48%	29,136
2012	14.339752	15.853027	10.55%	39,062
2011	15.600243	14.339752	-8.08%	39,429
2010	11.204026	15.600243	39.24%	55,166
2009	8.022151	11.204026	39.66%	34,910
2008	15.617688	8.022151	-48.63%	32,121
2007	14.837690	15.617688	5.26%	24,929
2006	13.370162	14.837690	10.98%	32,767
2005	11.190148	13.370162	19.48%	26,470
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.831846	24.345368	6.63%	88,808
2013	17.775738	22.831846	28.44%	92,874
2012	15.835673	17.775738	12.25%	111,701
2011	16.109723	15.835673	-1.70%	113,020
2010	12.387745	16.109723	30.05%	141,988
2009	8.544674	12.387745	44.98%	114,659
2008	13.554926	8.544674	-36.96%	113,808
2007	12.177178	13.554926	11.31%	131,526
2006	11.347482	12.177178	7.31%	76,341
2005*	10.000000	11.347482	13.47%	40,744
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.590674	10.470979	-1.13%	216,330
2013	10.711733	10.590674	-1.13%	238,340
2012	10.834512	10.711733	-1.13%	270,856
2011	10.958026	10.834512	-1.13%	431,500
2010	11.077170	10.958026	-1.08%	487,074
2009	11.093039	11.077170	-0.14%	502,104
2008	10.982196	11.093039	1.01%	640,564
2007	10.620414	10.982196	3.41%	286,348
2006	10.298951	10.620414	3.12%	200,960
2005	10.165326	10.298951	1.31%	113,134
1017

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	17.156451	22.075257	28.67%	51,733
2013	17.162081	17.156451	-0.03%	47,879
2012	14.749049	17.162081	16.36%	54,967
2011	14.208620	14.749049	3.80%	70,073
2010	11.185033	14.208620	27.03%	71,259
2009	9.153113	11.185033	22.20%	89,710
2008	14.476877	9.153113	-36.77%	105,429
2007	17.449717	14.476877	-17.04%	111,327
2006	13.569579	17.449717	28.59%	132,286
2005	12.385543	13.569579	9.56%	94,912
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	26.927735	27.392799	1.73%	348,227
2013	17.418908	26.927735	54.59%	406,134
2012	13.785455	17.418908	26.36%	507,755
2011	14.799070	13.785455	-6.85%	571,995
2010	13.277750	14.799070	11.46%	691,968
2009	9.338227	13.277750	42.19%	670,850
2008	14.289794	9.338227	-34.65%	669,274
2007	11.624346	14.289794	22.93%	649,016
2006	10.901021	11.624346	6.64%	684,157
2005	9.405497	10.901021	15.90%	763,389
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	19.772978	19.857164	0.43%	339,567
2013	13.952876	19.772978	41.71%	395,330
2012	13.422367	13.952876	3.95%	475,013
2011	15.188683	13.422367	-11.63%	552,020
2010	11.925057	15.188683	27.37%	669,335
2009	8.954537	11.925057	33.17%	726,560
2008	14.893754	8.954537	-39.88%	707,326
2007	13.273822	14.893754	12.20%	673,776
2006	12.781904	13.273822	3.85%	742,215
2005	11.454506	12.781904	11.59%	894,378
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.706834	20.852902	5.82%	40,024
2013	14.930101	19.706834	31.99%	47,103
2012	12.731847	14.930101	17.27%	55,360
2011	14.768374	12.731847	-13.79%	76,645
2010	11.818393	14.768374	24.96%	82,790
2009	9.257553	11.818393	27.66%	75,638
2008	12.678494	9.257553	-26.98%	80,472
2007	13.379383	12.678494	-5.24%	73,250
2006	11.583437	13.379383	15.50%	81,559
2005	11.250918	11.583437	2.96%	69,861
1018

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	20.371360	22.340905	9.67%	406,984
2013	15.227416	20.371360	33.78%	442,466
2012	12.958330	15.227416	17.51%	502,161
2011	14.143718	12.958330	-8.38%	611,866
2010	12.053304	14.143718	17.34%	674,818
2009	9.628373	12.053304	25.19%	677,019
2008	14.716980	9.628373	-34.58%	701,615
2007	14.612037	14.716980	0.72%	677,583
2006	12.646662	14.612037	15.54%	736,702
2005	12.251481	12.646662	3.23%	887,169
1019

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.290052	29.286860	-6.40%	70,360
2013	25.309292	31.290052	23.63%	80,029
2012	21.495425	25.309292	17.74%	92,633
2011	23.445457	21.495425	-8.32%	104,243
2010	21.835756	23.445457	7.37%	133,069
2009	17.674192	21.835756	23.55%	160,031
2008	24.107427	17.674192	-26.69%	136,376
2007	16.932234	24.107427	42.38%	91,597
2006	14.263441	16.932234	18.71%	87,032
2005	11.616363	14.263441	22.79%	84,678
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	19.421080	20.641481	6.28%	28,598
2013	15.891071	19.421080	22.21%	28,833
2012	14.393951	15.891071	10.40%	31,385
2011	14.101184	14.393951	2.08%	34,224
2010	12.187343	14.101184	15.70%	38,906
2009	10.894499	12.187343	11.87%	47,116
2008	13.957586	10.894499	-21.95%	58,046
2007	12.429399	13.957586	12.29%	47,419
2006	11.311806	12.429399	9.88%	47,831
2005	10.902171	11.311806	3.76%	48,958
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	15.710820	16.195487	3.08%	34,265
2013	16.241128	15.710820	-3.27%	38,264
2012	15.540629	16.241128	4.51%	50,057
2011	14.657750	15.540629	6.02%	62,703
2010	13.990719	14.657750	4.77%	78,407
2009	13.214006	13.990719	5.88%	80,267
2008	13.332908	13.214006	-0.89%	77,336
2007	12.771687	13.332908	4.39%	62,762
2006	12.400171	12.771687	3.00%	51,550
2005	12.350979	12.400171	0.40%	52,606
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	17.132500	18.565151	8.36%	60,792
2013	12.988199	17.132500	31.91%	73,264
2012	11.084368	12.988199	17.18%	87,198
2011	11.035256	11.084368	0.45%	92,095
2010	9.238765	11.035256	19.45%	119,513
2009	7.539773	9.238765	22.53%	156,631
2008	11.699359	7.539773	-35.55%	164,079
2007	10.385371	11.699359	12.65%	102,743
2006	8.984926	10.385371	15.59%	111,315
2005	8.342395	8.984926	7.70%	116,920
1020

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.360605	19.925169	8.52%	7,143
2013	14.337669	18.360605	28.06%	7,776
2012	12.822563	14.337669	11.82%	10,129
2011	13.616581	12.822563	-5.83%	12,506
2010	11.842989	13.616581	14.98%	12,998
2009	10.168397	11.842989	16.47%	18,072
2008	16.059891	10.168397	-36.68%	14,966
2007	13.927831	16.059891	15.31%	8,940
2006	12.161212	13.927831	14.53%	7,958
2005	10.889524	12.161212	11.68%	3,674
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.963246	12.338595	-11.64%	7,576
2013	11.062212	13.963246	26.22%	9,022
2012	11.044965	11.062212	0.16%	11,219
2011	12.295281	11.044965	-10.17%	12,067
2010	10.204060	12.295281	20.49%	14,172
2009	7.351862	10.204060	38.80%	12,363
2008	13.817893	7.351862	-46.79%	4,589
2007	9.244437	13.817893	49.47%	2,421
2006*	10.000000	9.244437	-7.56%	878
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.423272	10.317165	-1.02%	5,657
2013	10.369002	10.423272	0.52%	5,711
2012	9.862979	10.369002	5.13%	1,875
2011*	10.000000	9.862979	-1.37%	1,384
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.767543	14.729705	-0.26%	29,657
2013	12.536555	14.767543	17.80%	31,501
2012	10.748764	12.536555	16.63%	39,158
2011	11.738553	10.748764	-8.43%	42,912
2010	10.350505	11.738553	13.41%	50,154
2009	8.256069	10.350505	25.37%	60,142
2008	14.444150	8.256069	-42.84%	56,089
2007	12.053681	14.444150	19.83%	28,186
2006	10.083529	12.053681	19.54%	26,440
2005	8.762162	10.083529	15.08%	31,143
1021

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.558311	11.649201	-14.08%	16,935
2013	12.729840	13.558311	6.51%	18,671
2012	12.646540	12.729840	0.66%	20,760
2011	16.294435	12.646540	-22.39%	27,995
2010	14.088146	16.294435	15.66%	32,929
2009	8.211874	14.088146	71.56%	37,734
2008	21.567268	8.211874	-61.92%	28,978
2007	15.212637	21.567268	41.77%	15,180
2006	12.269102	15.212637	23.99%	12,480
2005*	10.000000	12.269102	22.69%	7,110
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.610640	17.245005	10.47%	77,291
2013	11.578714	15.610640	34.82%	92,476
2012	10.394903	11.578714	11.39%	109,192
2011	10.302143	10.394903	0.90%	120,607
2010	9.262002	10.302143	11.23%	147,405
2009	7.377185	9.262002	25.55%	178,161
2008	11.717152	7.377185	-37.04%	184,511
2007	9.426908	11.717152	21.44%	137,230
2006	9.083547	9.426908	3.78%	149,347
2005	8.265413	9.083547	9.90%	163,225
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.818009	25.994052	0.68%	32,601
2013	23.648612	25.818009	9.17%	30,610
2012	20.175574	23.648612	17.21%	34,393
2011	19.399657	20.175574	4.00%	36,196
2010	17.095068	19.399657	13.48%	41,483
2009	11.817089	17.095068	44.66%	50,107
2008	15.298564	11.817089	-22.76%	53,703
2007	14.909699	15.298564	2.61%	36,742
2006	13.685516	14.909699	8.95%	35,035
2005	13.507495	13.685516	1.32%	35,047
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.629315	18.671408	0.23%	11,695
2013	15.094965	18.629315	23.41%	9,942
2012	13.481959	15.094965	11.96%	11,199
2011	15.845652	13.481959	-14.92%	13,537
2010	14.056891	15.845652	12.73%	12,786
2009	10.387686	14.056891	35.32%	13,204
2008	18.209601	10.387686	-42.95%	15,012
2007	16.774794	18.209601	8.55%	10,709
2006	13.098654	16.774794	28.07%	11,095
2005	11.926028	13.098654	9.83%	8,654
1022

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.169461	10.145385	-0.24%	158
2013	10.348631	10.169461	-1.73%	166
2012	10.132959	10.348631	2.13%	122
2011*	10.000000	10.132959	1.33%	713
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	24.527379	23.811231	-2.92%	5,998
2013	15.783676	24.527379	55.40%	6,570
2012	14.284267	15.783676	10.50%	7,853
2011	15.547749	14.284267	-8.13%	8,239
2010	11.171963	15.547749	39.17%	7,430
2009	8.003237	11.171963	39.59%	8,387
2008	15.588775	8.003237	-48.66%	7,177
2007	14.817761	15.588775	5.20%	4,284
2006	13.358941	14.817761	10.92%	3,617
2005	11.186397	13.358941	19.42%	3,772
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.732884	24.227587	6.58%	11,827
2013	17.707638	22.732884	28.38%	12,914
2012	15.783008	17.707638	12.19%	13,466
2011	16.064261	15.783008	-1.75%	12,858
2010	12.359027	16.064261	29.98%	15,904
2009	8.529179	12.359027	44.90%	16,806
2008	13.537212	8.529179	-36.99%	15,763
2007	12.167455	13.537212	11.26%	9,268
2006	11.344145	12.167455	7.26%	7,273
2005*	10.000000	11.344145	13.44%	6,174
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.520791	10.396627	-1.18%	21,193
2013	10.646444	10.520791	-1.18%	5,381
2012	10.773953	10.646444	-1.18%	11,984
2011	10.902264	10.773953	-1.18%	16,419
2010	11.026382	10.902264	-1.13%	17,878
2009	11.047768	11.026382	-0.19%	25,606
2008	10.942913	11.047768	0.96%	51,111
2007	10.587809	10.942913	3.35%	12,072
2006	10.272515	10.587809	3.07%	9,685
2005	10.144352	10.272515	1.26%	6,905
1023

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	17.074909	21.959231	28.61%	8,582
2013	17.089164	17.074909	-0.08%	8,569
2012	14.693830	17.089164	16.30%	9,437
2011	14.162571	14.693830	3.75%	9,582
2010	11.154422	14.162571	26.97%	9,303
2009	9.132678	11.154422	22.14%	12,135
2008	14.451912	9.132678	-36.81%	10,896
2007	17.428504	14.451912	-17.08%	5,362
2006	13.559914	17.428504	28.53%	3,707
2005	12.382955	13.559914	9.50%	3,287
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	26.750044	27.198275	1.68%	41,382
2013	17.312708	26.750044	54.51%	48,578
2012	13.708353	17.312708	26.29%	53,637
2011	14.723734	13.708353	-6.90%	58,783
2010	13.216844	14.723734	11.40%	71,069
2009	9.300091	13.216844	42.12%	78,769
2008	14.238658	9.300091	-34.68%	81,262
2007	11.588637	14.238658	22.87%	70,044
2006	10.873008	11.588637	6.58%	72,673
2005	9.386064	10.873008	15.84%	74,912
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	19.642550	19.716204	0.37%	40,071
2013	13.867849	19.642550	41.64%	45,166
2012	13.347348	13.867849	3.90%	47,567
2011	15.111435	13.347348	-11.67%	50,958
2010	11.870403	15.111435	27.30%	60,006
2009	8.918006	11.870403	33.11%	74,627
2008	14.840515	8.918006	-39.91%	74,279
2007	13.233103	14.840515	12.15%	56,757
2006	12.749111	13.233103	3.80%	61,038
2005	11.430870	12.749111	11.53%	68,387
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.610731	20.740716	5.76%	3,609
2013	14.864808	19.610731	31.93%	4,618
2012	12.682597	14.864808	17.21%	5,195
2011	14.718680	12.682597	-13.83%	5,750
2010	11.784563	14.718680	24.90%	5,783
2009	9.235729	11.784563	27.60%	9,701
2008	12.655021	9.235729	-27.02%	8,313
2007	13.361412	12.655021	-5.29%	6,979
2006	11.573723	13.361412	15.45%	6,900
2005	11.247156	11.573723	2.90%	6,079
1024

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	20.241130	22.186851	9.61%	21,154
2013	15.137716	20.241130	33.71%	25,385
2012	12.888532	15.137716	17.45%	30,262
2011	14.074640	12.888532	-8.43%	33,521
2010	12.000501	14.074640	17.28%	40,551
2009	9.591048	12.000501	25.12%	48,332
2008	14.667394	9.591048	-34.61%	48,464
2007	14.570214	14.667394	0.67%	41,626
2006	12.616841	14.570214	15.48%	41,990
2005	12.228753	12.616841	3.17%	55,678
1025

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.083721	29.079007	-6.45%	67,371
2013	25.155125	31.083721	23.57%	94,187
2012	21.375327	25.155125	17.68%	106,070
2011	23.326248	21.375327	-8.36%	121,498
2010	21.735727	23.326248	7.32%	175,648
2009	17.602129	21.735727	23.48%	191,900
2008	24.021310	17.602129	-26.72%	164,044
2007	16.880323	24.021310	42.30%	144,940
2006	14.226887	16.880323	18.65%	167,364
2005	11.592436	14.226887	22.73%	147,497
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	19.292894	20.494868	6.23%	36,400
2013	15.794165	19.292894	22.15%	38,227
2012	14.313430	15.794165	10.35%	36,329
2011	14.029385	14.313430	2.02%	47,208
2010	12.131406	14.029385	15.65%	78,851
2009	10.849984	12.131406	11.81%	97,715
2008	13.907597	10.849984	-21.99%	83,389
2007	12.391179	13.907597	12.24%	83,960
2006	11.282722	12.391179	9.82%	127,099
2005	10.879631	11.282722	3.71%	133,763
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	15.607143	16.080479	3.03%	70,264
2013	16.142120	15.607143	-3.31%	88,685
2012	15.453728	16.142120	4.45%	116,214
2011	14.583136	15.453728	5.97%	114,271
2010	13.926545	14.583136	4.71%	138,393
2009	13.160047	13.926545	5.82%	150,088
2008	13.285195	13.160047	-0.94%	130,216
2007	12.732458	13.285195	4.34%	76,277
2006	12.368316	12.732458	2.94%	77,153
2005	12.325480	12.368316	0.35%	81,882
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	17.019448	18.433307	8.31%	96,505
2013	12.909016	17.019448	31.84%	108,651
2012	11.022379	12.909016	17.12%	118,380
2011	10.979081	11.022379	0.39%	149,403
2010	9.196385	10.979081	19.38%	187,943
2009	7.508986	9.196385	22.47%	238,701
2008	11.657498	7.508986	-35.59%	230,456
2007	10.353475	11.657498	12.60%	194,406
2006	8.961854	10.353475	15.53%	275,491
2005	8.325166	8.961854	7.65%	296,436
1026

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.271005	19.817900	8.47%	11,646
2013	14.274930	18.271005	27.99%	15,392
2012	12.772933	14.274930	11.76%	15,161
2011	13.570735	12.772933	-5.88%	17,733
2010	11.809082	13.570735	14.92%	24,265
2009	10.144428	11.809082	16.41%	31,780
2008	16.030149	10.144428	-36.72%	37,296
2007	13.909121	16.030149	15.25%	28,110
2006	12.151017	13.909121	14.47%	26,568
2005	10.885888	12.151017	11.62%	15,078
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.909130	12.284553	-11.68%	10,726
2013	11.024928	13.909130	26.16%	11,161
2012	11.013328	11.024928	0.11%	12,076
2011	12.266258	11.013328	-10.21%	13,643
2010	10.185117	12.266258	20.43%	21,714
2009	7.341931	10.185117	38.73%	25,463
2008	13.806236	7.341931	-46.82%	19,418
2007	9.241332	13.806236	49.40%	4,476
2006*	10.000000	9.241332	-7.59%	1,127
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.409224	10.298033	-1.07%	7,774
2013	10.360272	10.409224	0.47%	7,385
2012	9.859669	10.360272	5.08%	2,611
2011*	10.000000	9.859669	-1.40%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.670068	14.625072	-0.31%	16,031
2013	12.460103	14.670068	17.74%	20,515
2012	10.688641	12.460103	16.57%	32,245
2011	11.678793	10.688641	-8.48%	35,245
2010	10.303013	11.678793	13.35%	46,507
2009	8.222343	10.303013	25.31%	56,371
2008	14.392435	8.222343	-42.87%	49,922
2007	12.016638	14.392435	19.77%	45,549
2006	10.057615	12.016638	19.48%	47,693
2005	8.744060	10.057615	15.02%	44,216
1027

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.499464	11.592761	-14.12%	15,397
2013	12.681023	13.499464	6.45%	19,044
2012	12.604435	12.681023	0.61%	24,405
2011	16.248419	12.604435	-22.43%	23,981
2010	14.055461	16.248419	15.60%	36,098
2009	8.196967	14.055461	71.47%	41,820
2008	21.539070	8.196967	-61.94%	36,519
2007	15.200491	21.539070	41.70%	33,392
2006	12.265498	15.200491	23.93%	40,161
2005*	10.000000	12.265498	22.65%	20,990
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.507623	17.122540	10.41%	86,809
2013	11.508124	15.507623	34.75%	99,038
2012	10.336767	11.508124	11.33%	127,907
2011	10.249696	10.336767	0.85%	161,601
2010	9.219513	10.249696	11.17%	206,906
2009	7.347056	9.219513	25.49%	249,215
2008	11.675217	7.347056	-37.07%	240,936
2007	9.397938	11.675217	21.38%	206,229
2006	9.060211	9.397938	3.73%	284,243
2005	8.248340	9.060211	9.84%	344,171
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.647679	25.809483	0.63%	43,106
2013	23.504483	25.647679	9.12%	57,341
2012	20.062784	23.504483	17.15%	59,771
2011	19.300945	20.062784	3.95%	66,337
2010	17.016685	19.300945	13.42%	86,476
2009	11.768847	17.016685	44.59%	101,452
2008	15.243828	11.768847	-22.80%	97,702
2007	14.863921	15.243828	2.56%	77,937
2006	13.650374	14.863921	8.89%	83,536
2005	13.479624	13.650374	1.27%	90,442
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.538454	18.570935	0.18%	6,132
2013	15.028943	18.538454	23.35%	8,959
2012	13.429803	15.028943	11.91%	11,368
2011	15.792337	13.429803	-14.96%	11,903
2010	14.016659	15.792337	12.67%	16,615
2009	10.363206	14.016659	35.25%	22,493
2008	18.175899	10.363206	-42.98%	19,574
2007	16.752279	18.175899	8.50%	18,373
2006	13.087674	16.752279	28.00%	21,380
2005	11.922044	13.087674	9.78%	19,776
1028

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.155740	10.126580	-0.29%	0
2013	10.339907	10.155740	-1.78%	2,529
2012	10.129561	10.339907	2.08%	2,662
2011*	10.000000	10.129561	1.30%	2,793
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	24.407728	23.683071	-2.97%	1,547
2013	15.714617	24.407728	55.32%	3,458
2012	14.228995	15.714617	10.44%	4,173
2011	15.495410	14.228995	-8.17%	3,694
2010	11.139985	15.495410	39.10%	5,827
2009	7.984362	11.139985	39.52%	5,042
2008	15.559921	7.984362	-48.69%	7,118
2007	14.797860	15.559921	5.15%	3,549
2006	13.347741	14.797860	10.86%	2,207
2005	11.182656	13.347741	19.36%	754
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.634322	24.110318	6.52%	6,636
2013	17.639780	22.634322	28.31%	12,903
2012	15.730501	17.639780	12.14%	16,066
2011	16.018904	15.730501	-1.80%	15,791
2010	12.330367	16.018904	29.91%	17,434
2009	8.513709	12.330367	44.83%	18,890
2008	13.519516	8.513709	-37.03%	16,389
2007	12.157736	13.519516	11.20%	13,195
2006	11.340809	12.157736	7.20%	11,615
2005*	10.000000	11.340809	13.41%	1,517
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.451361	10.322789	-1.23%	15,872
2013	10.581539	10.451361	-1.23%	22,124
2012	10.713701	10.581539	-1.23%	22,135
2011	10.846769	10.713701	-1.23%	28,574
2010	10.975807	10.846769	-1.18%	46,671
2009	11.002663	10.975807	-0.24%	25,835
2008	10.903753	11.002663	0.91%	49,587
2007	10.555291	10.903753	3.30%	45,660
2006	10.246137	10.555291	3.02%	32,369
2005	10.123413	10.246137	1.21%	20,780
1029

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.993720	21.843781	28.54%	4,388
2013	17.016515	16.993720	-0.13%	5,242
2012	14.638791	17.016515	16.24%	7,233
2011	14.116649	14.638791	3.70%	7,786
2010	11.123878	14.116649	26.90%	10,181
2009	9.112288	11.123878	22.08%	11,157
2008	14.426988	9.112288	-36.84%	9,699
2007	17.407306	14.426988	-17.12%	8,781
2006	13.550249	17.407306	28.46%	11,743
2005	12.380383	13.550249	9.45%	10,649
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	26.573349	27.004924	1.62%	21,741
2013	17.207048	26.573349	54.43%	31,835
2012	13.631608	17.207048	26.23%	38,084
2011	14.648710	13.631608	-6.94%	47,288
2010	13.156147	14.648710	11.34%	66,754
2009	9.262066	13.156147	42.04%	83,683
2008	14.187653	9.262066	-34.72%	84,094
2007	11.553007	14.187653	22.80%	72,931
2006	10.845065	11.553007	6.53%	68,044
2005	9.366671	10.845065	15.78%	61,555
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	19.512857	19.576104	0.32%	26,991
2013	13.783248	19.512857	41.57%	43,141
2012	13.272659	13.783248	3.85%	54,721
2011	15.034472	13.272659	-11.72%	64,136
2010	11.815906	15.034472	27.24%	86,455
2009	8.881554	11.815906	33.04%	97,074
2008	14.787343	8.881554	-39.94%	98,620
2007	13.192403	14.787343	12.09%	78,447
2006	12.716331	13.192403	3.74%	82,356
2005	11.407238	12.716331	11.48%	86,877
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.515033	20.629060	5.71%	6,166
2013	14.799752	19.515033	31.86%	8,028
2012	12.633495	14.799752	17.15%	8,650
2011	14.669114	12.633495	-13.88%	9,816
2010	11.750829	14.669114	24.83%	14,721
2009	9.213958	11.750829	27.53%	15,701
2008	12.631612	9.213958	-27.06%	17,238
2007	13.343490	12.631612	-5.34%	19,478
2006	11.564019	13.343490	15.39%	22,336
2005	11.243395	11.564019	2.85%	26,173
1030

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	20.111795	22.033924	9.56%	24,006
2013	15.048600	20.111795	33.65%	30,414
2012	12.819149	15.048600	17.39%	35,745
2011	14.005952	12.819149	-8.47%	41,018
2010	11.947985	14.005952	17.22%	55,031
2009	9.553907	11.947985	25.06%	70,381
2008	14.618006	9.553907	-34.64%	57,946
2007	14.528554	14.618006	0.62%	64,102
2006	12.587104	14.528554	15.42%	109,866
2005	12.206089	12.587104	3.12%	118,245
1031

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.878453	28.872336	-6.50%	12,427
2013	25.001652	30.878453	23.51%	12,892
2012	21.255696	25.001652	17.62%	14,765
2011	23.207443	21.255696	-8.41%	16,562
2010	21.635967	23.207443	7.26%	15,812
2009	17.530208	21.635967	23.42%	24,692
2008	23.935284	17.530208	-26.76%	23,972
2007	16.828432	23.935284	42.23%	22,253
2006	14.190309	16.828432	18.59%	21,238
2005	11.568462	14.190309	22.66%	20,182
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	19.165545	20.349264	6.18%	7,411
2013	15.697866	19.165545	22.09%	7,492
2012	14.233388	15.697866	10.29%	6,618
2011	13.957983	14.233388	1.97%	17,889
2010	12.075777	13.957983	15.59%	17,810
2009	10.805705	12.075777	11.75%	31,195
2008	13.857857	10.805705	-22.02%	33,748
2007	12.353145	13.857857	12.18%	11,746
2006	11.253763	12.353145	9.77%	11,606
2005	10.857178	11.253763	3.65%	13,770
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	15.504102	15.966224	2.98%	9,901
2013	16.043671	15.504102	-3.36%	10,270
2012	15.367275	16.043671	4.40%	28,530
2011	14.508882	15.367275	5.92%	19,138
2010	13.862661	14.508882	4.66%	20,478
2009	13.106322	13.862661	5.77%	35,702
2008	13.237654	13.106322	-0.99%	36,208
2007	12.693350	13.237654	4.29%	24,859
2006	12.336556	12.693350	2.89%	13,654
2005	12.300033	12.336556	0.30%	14,388
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.907026	18.302273	8.25%	17,054
2013	12.830235	16.907026	31.77%	17,570
2012	10.960674	12.830235	17.06%	14,577
2011	10.923138	10.960674	0.34%	15,890
2010	9.154142	10.923138	19.32%	14,300
2009	7.478280	9.154142	22.41%	41,149
2008	11.615734	7.478280	-35.62%	37,600
2007	10.321630	11.615734	12.54%	29,684
2006	8.938796	10.321630	15.47%	31,791
2005	8.307945	8.938796	7.59%	31,855
1032

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.181867	19.711237	8.41%	2,432
2013	14.212481	18.181867	27.93%	1,470
2012	12.723510	14.212481	11.70%	1,752
2011	13.525052	12.723510	-5.93%	4,161
2010	11.775283	13.525052	14.86%	3,433
2009	10.120509	11.775283	16.35%	2,771
2008	16.000468	10.120509	-36.75%	4,584
2007	13.890428	16.000468	15.19%	5,620
2006	12.140810	13.890428	14.41%	4,740
2005	10.882240	12.140810	11.57%	3,150
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.855228	12.230732	-11.72%	3,349
2013	10.987757	13.855228	26.10%	108
2012	10.981767	10.987757	0.05%	108
2011	12.237289	10.981767	-10.26%	108
2010	10.166203	12.237289	20.37%	108
2009	7.332010	10.166203	38.66%	873
2008	13.794577	7.332010	-46.85%	745
2007	9.238229	13.794577	49.32%	108
2006*	10.000000	9.238229	-7.62%	108
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.395182	10.278942	-1.12%	179
2013	10.351532	10.395182	0.42%	179
2012	9.856361	10.351532	5.02%	179
2011*	10.000000	9.856361	-1.44%	179
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.573152	14.521094	-0.36%	11
2013	12.384060	14.573152	17.68%	11
2012	10.628804	12.384060	16.51%	718
2011	11.619294	10.628804	-8.52%	772
2010	10.255711	11.619294	13.30%	268
2009	8.188744	10.255711	25.24%	1,451
2008	14.340908	8.188744	-42.90%	3,017
2007	11.979714	14.340908	19.71%	1,829
2006	10.031774	11.979714	19.42%	1,694
2005	8.725999	10.031774	14.96%	1,680
1033

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.440861	11.536588	-14.17%	1,537
2013	12.632368	13.440861	6.40%	1,537
2012	12.562453	12.632368	0.56%	1,887
2011	16.202496	12.562453	-22.47%	5,650
2010	14.022839	16.202496	15.54%	4,583
2009	8.182088	14.022839	71.38%	10,936
2008	21.510935	8.182088	-61.96%	5,168
2007	15.188357	21.510935	41.63%	5,086
2006	12.261894	15.188357	23.87%	4,122
2005*	10.000000	12.261894	22.62%	2,874
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.405226	17.000869	10.36%	23,261
2013	11.437928	15.405226	34.69%	23,425
2012	10.278930	11.437928	11.28%	25,246
2011	10.197493	10.278930	0.80%	34,751
2010	9.177195	10.197493	11.12%	34,956
2009	7.317036	9.177195	25.42%	82,553
2008	11.633411	7.317036	-37.10%	76,389
2007	9.369062	11.633411	21.31%	45,935
2006	9.036921	9.369062	3.68%	48,038
2005	8.231292	9.036921	9.79%	48,727
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.478339	25.626099	0.58%	4,299
2013	23.361117	25.478339	9.06%	5,161
2012	19.950532	23.361117	17.10%	3,710
2011	19.202657	19.950532	3.89%	10,819
2010	16.938603	19.202657	13.37%	10,928
2009	11.720781	16.938603	44.52%	23,375
2008	15.189273	11.720781	-22.84%	21,469
2007	14.818270	15.189273	2.50%	5,334
2006	13.615318	14.818270	8.84%	5,892
2005	13.451793	13.615318	1.22%	5,914
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.447944	18.470908	0.12%	0
2013	14.963130	18.447944	23.29%	0
2012	13.377786	14.963130	11.85%	527
2011	15.739132	13.377786	-15.00%	1,250
2010	13.976506	15.739132	12.61%	1,660
2009	10.338765	13.976506	35.19%	2,641
2008	18.142251	10.338765	-43.01%	1,884
2007	16.729764	18.142251	8.44%	1,928
2006	13.076681	16.729764	27.94%	2,536
2005	11.918039	13.076681	9.72%	1,709
1034

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.142048	10.107796	-0.34%	2,258
2013	10.331195	10.142048	-1.83%	2,258
2012	10.126160	10.331195	2.02%	322
2011*	10.000000	10.126160	1.26%	322
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	24.288563	23.555491	-3.02%	822
2013	15.645804	24.288563	55.24%	990
2012	14.173890	15.645804	10.38%	444
2011	15.443225	14.173890	-8.22%	2,084
2010	11.108080	15.443225	39.03%	2,667
2009	7.965527	11.108080	39.45%	1,217
2008	15.531106	7.965527	-48.71%	1,975
2007	14.777983	15.531106	5.10%	1,125
2006	13.336548	14.777983	10.81%	2,385
2005	11.178915	13.336548	19.30%	1,270
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.536144	23.993590	6.47%	2,763
2013	17.572163	22.536144	28.25%	2,857
2012	15.678162	17.572163	12.08%	2,411
2011	15.973683	15.678162	-1.85%	5,497
2010	12.301781	15.973683	29.85%	5,092
2009	8.498265	12.301781	44.76%	606
2008	13.501849	8.498265	-37.06%	604
2007	12.148029	13.501849	11.14%	679
2006	11.337478	12.148029	7.15%	679
2005*	10.000000	11.337478	13.37%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.382344	10.249427	-1.28%	1,532
2013	10.516984	10.382344	-1.28%	6,523
2012	10.653751	10.516984	-1.28%	16,946
2011	10.791524	10.653751	-1.28%	18,906
2010	10.925440	10.791524	-1.23%	9,428
2009	10.957721	10.925440	-0.29%	10,281
2008	10.864716	10.957721	0.86%	3,247
2007	10.522862	10.864716	3.25%	4,130
2006	10.219817	10.522862	2.97%	3,062
2005	10.102508	10.219817	1.16%	3,079
1035

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.912915	21.728923	28.48%	1,140
2013	16.944182	16.912915	-0.18%	1,140
2012	14.583961	16.944182	16.18%	175
2011	14.070885	14.583961	3.65%	189
2010	11.093411	14.070885	26.84%	0
2009	9.091936	11.093411	22.01%	0
2008	14.402082	9.091936	-36.87%	0
2007	17.386111	14.402082	-17.16%	1,865
2006	13.540583	17.386111	28.40%	2,224
2005	12.377794	13.540583	9.39%	2,443
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	26.397919	26.813064	1.57%	8,349
2013	17.102099	26.397919	54.35%	8,835
2012	13.555336	17.102099	26.17%	6,677
2011	14.574112	13.555336	-6.99%	13,472
2010	13.095777	14.574112	11.29%	13,767
2009	9.224232	13.095777	41.97%	20,039
2008	14.136853	9.224232	-34.75%	17,346
2007	11.517497	14.136853	22.74%	4,671
2006	10.817185	11.517497	6.47%	5,197
2005	9.347310	10.817185	15.73%	8,046
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	19.383984	19.436956	0.27%	3,010
2013	13.699146	19.383984	41.50%	3,064
2012	13.198373	13.699146	3.79%	2,805
2011	14.957887	13.198373	-11.76%	4,686
2010	11.761678	14.957887	27.17%	4,691
2009	8.845278	11.761678	32.97%	5,123
2008	14.734439	8.845278	-39.97%	3,029
2007	13.151898	14.734439	12.03%	5,148
2006	12.683696	13.151898	3.69%	5,265
2005	11.383699	12.683696	11.42%	6,081
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.419759	20.517953	5.66%	838
2013	14.734945	19.419759	31.79%	838
2012	12.584556	14.734945	17.09%	402
2011	14.619695	12.584556	-13.92%	435
2010	11.717157	14.619695	24.77%	1,952
2009	9.192206	11.717157	27.47%	221
2008	12.608189	9.192206	-27.09%	224
2007	13.325538	12.608189	-5.38%	234
2006	11.554303	13.325538	15.33%	280
2005	11.239625	11.554303	2.80%	267
1036

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	19.983141	21.881900	9.50%	538
2013	14.959904	19.983141	33.58%	892
2012	12.750071	14.959904	17.33%	1,954
2011	13.937519	12.750071	-8.52%	5,805
2010	11.895605	13.937519	17.17%	5,249
2009	9.516843	11.895605	25.00%	21,320
2008	14.568681	9.516843	-34.68%	23,505
2007	14.486906	14.568681	0.56%	20,669
2006	12.557365	14.486906	15.37%	21,414
2005	12.183405	12.557365	3.07%	22,814
1037

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.674498	28.667098	-6.54%	38,243
2013	24.849103	30.674498	23.44%	43,825
2012	21.136731	24.849103	17.56%	55,840
2011	23.089227	21.136731	-8.46%	73,830
2010	21.536641	23.089227	7.21%	100,514
2009	17.458570	21.536641	23.36%	106,422
2008	23.849566	17.458570	-26.80%	93,407
2007	16.776691	23.849566	42.16%	71,017
2006	14.153834	16.776691	18.53%	68,727
2005	11.544564	14.153834	22.60%	66,868
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	19.038921	20.204590	6.12%	25,072
2013	15.602048	19.038921	22.03%	28,501
2012	14.153707	15.602048	10.23%	30,834
2011	13.886852	14.153707	1.92%	30,014
2010	12.020317	13.886852	15.53%	49,708
2009	10.761534	12.020317	11.70%	61,013
2008	13.808231	10.761534	-22.06%	42,284
2007	12.315181	13.808231	12.12%	28,672
2006	11.224846	12.315181	9.71%	31,081
2005	10.834754	11.224846	3.60%	30,958
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	15.401696	15.852732	2.93%	29,180
2013	15.945775	15.401696	-3.41%	32,523
2012	15.281270	15.945775	4.35%	41,670
2011	14.434968	15.281270	5.86%	51,260
2010	13.799018	14.434968	4.61%	56,133
2009	13.052756	13.799018	5.72%	62,710
2008	13.190241	13.052756	-1.04%	66,026
2007	12.654334	13.190241	4.23%	33,958
2006	12.304866	12.654334	2.84%	29,334
2005	12.274629	12.304866	0.25%	26,626
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.795350	18.172181	8.20%	68,362
2013	12.751950	16.795350	31.71%	72,242
2012	10.899331	12.751950	17.00%	89,584
2011	10.867496	10.899331	0.29%	122,685
2010	9.112126	10.867496	19.26%	141,776
2009	7.447726	9.112126	22.35%	153,590
2008	11.574141	7.447726	-35.65%	148,428
2007	10.289913	11.574141	12.48%	120,298
2006	8.915827	10.289913	15.41%	125,712
2005	8.290791	8.915827	7.54%	127,102
1038

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.093047	19.604991	8.36%	15,125
2013	14.150220	18.093047	27.86%	18,399
2012	12.674199	14.150220	11.65%	20,023
2011	13.479459	12.674199	-5.97%	23,702
2010	11.741533	13.479459	14.80%	24,087
2009	10.096623	11.741533	16.29%	21,313
2008	15.970821	10.096623	-36.78%	20,348
2007	13.871751	15.970821	15.13%	10,877
2006	12.130615	13.871751	14.35%	9,940
2005	10.878591	12.130615	11.51%	6,333
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.801481	12.177109	-11.77%	3,455
2013	10.950671	13.801481	26.03%	3,812
2012	10.950257	10.950671	0.00%	5,277
2011	12.208363	10.950257	-10.31%	7,553
2010	10.147310	12.208363	20.31%	8,733
2009	7.322087	10.147310	38.58%	11,083
2008	13.782912	7.322087	-46.88%	13,788
2007	9.235115	13.782912	49.24%	11,021
2006*	10.000000	9.235115	-7.65%	1,436
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.381136	10.259851	-1.17%	116
2013	10.342796	10.381136	0.37%	116
2012	9.853047	10.342796	4.97%	411
2011*	10.000000	9.853047	-1.47%	148
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.476881	14.417851	-0.41%	13,683
2013	12.308472	14.476881	17.62%	14,807
2012	10.569288	12.308472	16.46%	19,141
2011	11.560074	10.569288	-8.57%	23,651
2010	10.208611	11.560074	13.24%	24,396
2009	8.155274	10.208611	25.18%	36,669
2008	14.289549	8.155274	-42.93%	33,000
2007	11.942881	14.289549	19.65%	14,424
2006	10.005986	11.942881	19.36%	12,253
2005	8.707966	10.005986	14.91%	13,231
1039

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.382514	11.480675	-14.21%	6,713
2013	12.583906	13.382514	6.35%	9,373
2012	12.520623	12.583906	0.51%	11,647
2011	16.156723	12.520623	-22.51%	20,142
2010	13.990288	16.156723	15.49%	21,531
2009	8.167233	13.990288	71.30%	25,573
2008	21.482800	8.167233	-61.98%	23,787
2007	15.176222	21.482800	41.56%	14,957
2006	12.258287	15.176222	23.80%	8,832
2005*	10.000000	12.258287	22.58%	8,264
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.303355	16.879887	10.30%	81,367
2013	11.368044	15.303355	34.62%	89,494
2012	10.221319	11.368044	11.22%	109,991
2011	10.145480	10.221319	0.75%	134,179
2010	9.135013	10.145480	11.06%	150,879
2009	7.287096	9.135013	25.36%	172,730
2008	11.591708	7.287096	-37.14%	172,179
2007	9.340232	11.591708	21.25%	131,393
2006	9.013667	9.340232	3.62%	135,078
2005	8.214264	9.013667	9.73%	142,815
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.310047	25.443931	0.53%	17,247
2013	23.218567	25.310047	9.01%	21,240
2012	19.838867	23.218567	17.04%	29,019
2011	19.104821	19.838867	3.84%	30,470
2010	16.860828	19.104821	13.31%	59,899
2009	11.672865	16.860828	44.44%	42,976
2008	15.134858	11.672865	-22.87%	37,038
2007	14.772705	15.134858	2.45%	16,115
2006	13.580319	14.772705	8.78%	17,518
2005	13.424002	13.580319	1.16%	21,210
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.357870	18.371413	0.07%	7,465
2013	14.897618	18.357870	23.23%	8,302
2012	13.325980	14.897618	11.79%	7,823
2011	15.686119	13.325980	-15.05%	10,776
2010	13.936483	15.686119	12.55%	7,327
2009	10.314372	13.936483	35.12%	6,167
2008	18.108636	10.314372	-43.04%	8,678
2007	16.707281	18.108636	8.39%	12,795
2006	13.065701	16.707281	27.87%	14,875
2005	11.914060	13.065701	9.67%	11,935
1040

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.128362	10.089049	-0.39%	9,142
2013	10.322486	10.128362	-1.88%	8,951
2012	10.122762	10.322486	1.97%	7,193
2011*	10.000000	10.122762	1.23%	7,193
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	24.169939	23.428575	-3.07%	2,487
2013	15.577280	24.169939	55.16%	4,791
2012	14.118967	15.577280	10.33%	4,997
2011	15.391166	14.118967	-8.27%	5,158
2010	11.076239	15.391166	38.96%	5,421
2009	7.946718	11.076239	39.38%	4,055
2008	15.502319	7.946718	-48.74%	1,299
2007	14.758110	15.502319	5.04%	1,998
2006	13.325346	14.758110	10.75%	2,560
2005	11.175159	13.325346	19.24%	2,712
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.438337	23.877356	6.41%	7,671
2013	17.504752	22.438337	28.18%	7,472
2012	15.625954	17.504752	12.02%	8,325
2011	15.928539	15.625954	-1.90%	8,611
2010	12.273217	15.928539	29.78%	8,438
2009	8.482834	12.273217	44.68%	9,536
2008	13.484181	8.482834	-37.09%	9,623
2007	12.138313	13.484181	11.09%	4,182
2006	11.334146	12.138313	7.10%	5,921
2005*	10.000000	11.334146	13.34%	395
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.313747	10.176548	-1.33%	6,654
2013	10.452792	10.313747	-1.33%	19,802
2012	10.594104	10.452792	-1.33%	19,120
2011	10.736537	10.594104	-1.33%	26,996
2010	10.875279	10.736537	-1.28%	34,302
2009	10.912941	10.875279	-0.35%	24,731
2008	10.825801	10.912941	0.80%	22,054
2007	10.490512	10.825801	3.20%	6,368
2006	10.193550	10.490512	2.91%	11,343
2005	10.081634	10.193550	1.11%	11,316
1041

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.832345	21.614470	28.41%	15,853
2013	16.872012	16.832345	-0.24%	16,084
2012	14.529223	16.872012	16.12%	16,055
2011	14.025164	14.529223	3.59%	16,673
2010	11.062968	14.025164	26.78%	16,280
2009	9.071602	11.062968	21.95%	14,430
2008	14.377204	9.071602	-36.90%	15,882
2007	17.364934	14.377204	-17.21%	10,416
2006	13.530925	17.364934	28.34%	11,199
2005	12.375222	13.530925	9.34%	9,817
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	26.223562	26.622467	1.52%	44,165
2013	16.997738	26.223562	54.28%	46,273
2012	13.479462	16.997738	26.10%	59,367
2011	14.499873	13.479462	-7.04%	66,166
2010	13.035669	14.499873	11.23%	72,944
2009	9.186540	13.035669	41.90%	74,851
2008	14.086239	9.186540	-34.78%	81,588
2007	11.482107	14.086239	22.68%	63,079
2006	10.789405	11.482107	6.42%	58,414
2005	9.328008	10.789405	15.67%	57,998
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	19.255857	19.298693	0.22%	36,702
2013	13.615484	19.255857	41.43%	39,111
2012	13.124429	13.615484	3.74%	50,790
2011	14.881623	13.124429	-11.81%	57,657
2010	11.707629	14.881623	27.11%	62,405
2009	8.809091	11.707629	32.90%	76,646
2008	14.681628	8.809091	-40.00%	76,647
2007	13.111434	14.681628	11.98%	62,346
2006	12.651061	13.111434	3.64%	65,521
2005	11.360146	12.651061	11.36%	68,083
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.324897	20.407384	5.60%	9,860
2013	14.670400	19.324897	31.73%	10,200
2012	12.535804	14.670400	17.03%	10,800
2011	14.570436	12.535804	-13.96%	11,319
2010	11.683591	14.570436	24.71%	11,920
2009	9.170527	11.683591	27.40%	10,914
2008	12.584829	9.170527	-27.13%	12,225
2007	13.307620	12.584829	-5.43%	8,235
2006	11.544597	13.307620	15.27%	7,377
2005	11.235863	11.544597	2.75%	6,410
1042

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	19.855264	21.730847	9.45%	22,638
2013	14.871697	19.855264	33.51%	25,292
2012	12.681333	14.871697	17.27%	33,987
2011	13.869405	12.681333	-8.57%	48,549
2010	11.843457	13.869405	17.11%	58,397
2009	9.479928	11.843457	24.93%	71,963
2008	14.519552	9.479928	-34.71%	71,019
2007	14.445411	14.519552	0.51%	57,171
2006	12.527720	14.445411	15.31%	58,005
2005	12.160795	12.527720	3.02%	65,040
1043

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.471856	28.463271	-6.59%	151,664
2013	24.697448	30.471856	23.38%	214,016
2012	21.018406	24.697448	17.50%	279,198
2011	22.971594	21.018406	-8.50%	354,025
2010	21.437776	22.971594	7.15%	563,647
2009	17.387222	21.437776	23.30%	740,241
2008	23.764165	17.387222	-26.83%	774,837
2007	16.725131	23.764165	42.09%	661,940
2006	14.117463	16.725131	18.47%	680,853
2005	11.520707	14.117463	22.54%	632,214
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	18.913066	20.060855	6.07%	109,288
2013	15.506763	18.913066	21.97%	128,300
2012	14.074404	15.506763	10.18%	137,798
2011	13.816023	14.074404	1.87%	134,512
2010	11.965071	13.816023	15.47%	177,324
2009	10.717497	11.965071	11.64%	239,870
2008	13.758704	10.717497	-22.10%	237,267
2007	12.277275	13.758704	12.07%	249,889
2006	11.195965	12.277275	9.66%	293,923
2005	10.812343	11.195965	3.55%	333,458
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	15.299914	15.739977	2.88%	140,927
2013	15.848427	15.299914	-3.46%	178,221
2012	15.195699	15.848427	4.30%	286,938
2011	14.361399	15.195699	5.81%	335,530
2010	13.735645	14.361399	4.56%	508,079
2009	12.999393	13.735645	5.66%	520,676
2008	13.142968	12.999393	-1.09%	502,472
2007	12.615409	13.142968	4.18%	443,409
2006	12.273207	12.615409	2.79%	300,648
2005	12.249247	12.273207	0.20%	297,177
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.684299	18.042864	8.14%	192,720
2013	12.674050	16.684299	31.64%	218,605
2012	10.838252	12.674050	16.94%	272,416
2011	10.812068	10.838252	0.24%	341,731
2010	9.070232	10.812068	19.20%	464,561
2009	7.417242	9.070232	22.29%	592,841
2008	11.532634	7.417242	-35.68%	717,024
2007	10.258238	11.532634	12.42%	754,799
2006	8.892873	10.258238	15.35%	855,823
2005	8.273622	8.892873	7.48%	974,931
1044

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	18.004669	19.499357	8.30%	16,556
2013	14.088229	18.004669	27.80%	20,958
2012	12.625095	14.088229	11.59%	29,265
2011	13.434029	12.625095	-6.02%	44,877
2010	11.707896	13.434029	14.74%	77,245
2009	10.072796	11.707896	16.23%	89,268
2008	15.941224	10.072796	-36.81%	115,131
2007	13.853107	15.941224	15.07%	83,751
2006	12.120427	13.853107	14.30%	65,284
2005	10.874951	12.120427	11.45%	34,448
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.747846	12.123629	-11.81%	7,982
2013	10.913655	13.747846	25.97%	6,945
2012	10.918797	10.913655	-0.05%	10,532
2011	12.179450	10.918797	-10.35%	15,152
2010	10.128417	12.179450	20.25%	20,376
2009	7.312172	10.128417	38.51%	23,836
2008	13.771261	7.312172	-46.90%	24,756
2007	9.232018	13.771261	49.17%	8,046
2006*	10.000000	9.232018	-7.68%	159
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.367130	10.240807	-1.22%	18,442
2013	10.334073	10.367130	0.32%	7,249
2012	9.849740	10.334073	4.92%	5,370
2011*	10.000000	9.849740	-1.50%	1,491
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.381221	14.315326	-0.46%	55,357
2013	12.233348	14.381221	17.56%	73,124
2012	10.510111	12.233348	16.40%	90,399
2011	11.501171	10.510111	-8.62%	102,454
2010	10.161734	11.501171	13.18%	157,760
2009	8.121931	10.161734	25.11%	177,184
2008	14.238353	8.121931	-42.96%	169,055
2007	11.906157	14.238353	19.59%	180,176
2006	9.980259	11.906157	19.30%	203,611
2005	8.689963	9.980259	14.85%	204,196
1045

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.324367	11.424981	-14.25%	35,358
2013	12.535592	13.324367	6.29%	49,543
2012	12.478898	12.535592	0.45%	67,159
2011	16.111040	12.478898	-22.54%	109,246
2010	13.957798	16.111040	15.43%	191,686
2009	8.152394	13.957798	71.21%	230,834
2008	21.454694	8.152394	-62.00%	226,763
2007	15.164090	21.454694	41.48%	161,911
2006	12.254682	15.164090	23.74%	164,863
2005*	10.000000	12.254682	22.55%	77,183
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.202226	16.759851	10.25%	216,114
2013	11.298641	15.202226	34.55%	257,369
2012	10.164078	11.298641	11.16%	346,833
2011	10.093765	10.164078	0.70%	443,820
2010	9.093046	10.093765	11.01%	613,401
2009	7.257296	9.093046	25.30%	728,252
2008	11.550158	7.257296	-37.17%	861,244
2007	9.311491	11.550158	21.19%	891,858
2006	8.990484	9.311491	3.57%	1,068,185
2005	8.197271	8.990484	9.68%	1,279,145
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.142776	25.262976	0.48%	72,797
2013	23.076815	25.142776	8.95%	90,203
2012	19.727767	23.076815	16.98%	127,494
2011	19.007440	19.727767	3.79%	126,533
2010	16.783392	19.007440	13.25%	156,927
2009	11.625141	16.783392	44.37%	200,597
2008	15.080637	11.625141	-22.91%	186,355
2007	14.727288	15.080637	2.40%	197,542
2006	13.545407	14.727288	8.73%	208,313
2005	13.396264	13.545407	1.11%	214,759
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.268154	18.272357	0.02%	12,188
2013	14.832316	18.268154	23.16%	16,614
2012	13.274307	14.832316	11.74%	22,004
2011	15.633218	13.274307	-15.09%	46,417
2010	13.896517	15.633218	12.50%	67,770
2009	10.290009	13.896517	35.05%	86,189
2008	18.075056	10.290009	-43.07%	111,847
2007	16.684799	18.075056	8.33%	129,051
2006	13.054725	16.684799	27.81%	120,374
2005	11.910063	13.054725	9.61%	109,140
1046

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.114675	10.070303	-0.44%	38,750
2013	10.313766	10.114675	-1.93%	44,807
2012	10.119360	10.313766	1.92%	29,416
2011*	10.000000	10.119360	1.19%	11,085
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	24.051813	23.302249	-3.12%	4,837
2013	15.508993	24.051813	55.08%	4,467
2012	14.064224	15.508993	10.27%	9,350
2011	15.339259	14.064224	-8.31%	9,611
2010	11.044474	15.339259	38.89%	15,452
2009	7.927952	11.044474	39.31%	15,794
2008	15.473577	7.927952	-48.76%	14,544
2007	14.738266	15.473577	4.99%	6,956
2006	13.314163	14.738266	10.70%	9,638
2005	11.171414	13.314163	19.18%	8,337
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.340925	23.761658	6.36%	25,334
2013	17.437595	22.340925	28.12%	26,889
2012	15.573917	17.437595	11.97%	30,630
2011	15.883535	15.573917	-1.95%	29,280
2010	12.244733	15.883535	29.72%	63,926
2009	8.467438	12.244733	44.61%	66,899
2008	13.466549	8.467438	-37.12%	55,722
2007	12.128625	13.466549	11.03%	32,953
2006	11.330819	12.128625	7.04%	22,151
2005*	10.000000	11.330819	13.31%	3,411
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.245572	10.104159	-1.38%	24,050
2013	10.388961	10.245572	-1.38%	28,893
2012	10.534767	10.388961	-1.38%	59,341
2011	10.681798	10.534767	-1.38%	93,313
2010	10.825323	10.681798	-1.33%	94,790
2009	10.868319	10.825323	-0.40%	157,553
2008	10.787001	10.868319	0.75%	212,819
2007	10.458245	10.787001	3.14%	96,343
2006	10.167335	10.458245	2.86%	96,978
2005	10.060792	10.167335	1.06%	67,750
1047

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.752237	21.500706	28.35%	8,274
2013	16.800233	16.752237	-0.29%	6,621
2012	14.474764	16.800233	16.07%	9,865
2011	13.979662	14.474764	3.54%	15,158
2010	11.032647	13.979662	26.71%	48,396
2009	9.051323	11.032647	21.89%	52,417
2008	14.352365	9.051323	-36.93%	63,771
2007	17.343772	14.352365	-17.25%	48,856
2006	13.521259	17.343772	28.27%	55,648
2005	12.372627	13.521259	9.28%	31,938
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	26.050088	26.432953	1.47%	100,254
2013	16.893851	26.050088	54.20%	119,747
2012	13.403892	16.893851	26.04%	156,515
2011	14.425883	13.403892	-7.08%	200,619
2010	12.975718	14.425883	11.18%	297,317
2009	9.148931	12.975718	41.83%	356,578
2008	14.035701	9.148931	-34.82%	387,457
2007	11.446744	14.035701	22.62%	380,709
2006	10.761615	11.446744	6.37%	439,806
2005	9.308682	10.761615	15.61%	524,221
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	19.128554	19.161391	0.17%	77,346
2013	13.532324	19.128554	41.35%	97,400
2012	13.050898	13.532324	3.69%	127,434
2011	14.805737	13.050898	-11.85%	159,220
2010	11.653828	14.805737	27.05%	234,582
2009	8.773057	11.653828	32.84%	273,031
2008	14.629001	8.773057	-40.03%	274,892
2007	13.071098	14.629001	11.92%	284,167
2006	12.618519	13.071098	3.59%	366,245
2005	11.336648	12.618519	11.31%	446,350
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.230467	20.297378	5.55%	12,981
2013	14.606108	19.230467	31.66%	13,280
2012	12.487204	14.606108	16.97%	16,672
2011	14.521283	12.487204	-14.01%	17,978
2010	11.650080	14.521283	24.65%	14,985
2009	9.148852	11.650080	27.34%	25,681
2008	12.561482	9.148852	-27.17%	28,159
2007	13.289727	12.561482	-5.48%	35,906
2006	11.534902	13.289727	15.21%	36,707
2005	11.232101	11.534902	2.70%	45,250
1048

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	19.728171	21.580807	9.39%	88,078
2013	14.783989	19.728171	33.44%	107,193
2012	12.612951	14.783989	17.21%	134,806
2011	13.801594	12.612951	-8.61%	156,744
2010	11.791530	13.801594	17.05%	219,855
2009	9.443149	11.791530	24.87%	273,309
2008	14.470565	9.443149	-34.74%	295,795
2007	14.404009	14.470565	0.46%	308,104
2006	12.498129	14.404009	15.25%	359,329
2005	12.138190	12.498129	2.97%	467,411
1049

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.270409	28.260758	-6.64%	48,838
2013	24.546613	30.270409	23.32%	65,730
2012	20.900660	24.546613	17.44%	101,028
2011	22.854476	20.900660	-8.55%	135,596
2010	21.339290	22.854476	7.10%	214,537
2009	17.316121	21.339290	23.23%	265,268
2008	23.679006	17.316121	-26.87%	256,617
2007	16.673690	23.679006	42.01%	254,252
2006	14.081152	16.673690	18.41%	254,440
2005	11.496881	14.081152	22.48%	269,701
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	18.787972	19.918062	6.01%	33,743
2013	15.412023	18.787972	21.90%	36,437
2012	13.995530	15.412023	10.12%	45,377
2011	13.745560	13.995530	1.82%	52,854
2010	11.910088	13.745560	15.41%	78,159
2009	10.673658	11.910088	11.58%	84,437
2008	13.709383	10.673658	-22.14%	90,756
2007	12.239500	13.709383	12.01%	97,917
2006	11.167160	12.239500	9.60%	105,510
2005	10.789981	11.167160	3.50%	116,481
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	15.198793	15.628036	2.82%	39,942
2013	15.751679	15.198793	-3.51%	48,983
2012	15.110604	15.751679	4.24%	87,523
2011	14.288186	15.110604	5.76%	90,814
2010	13.672558	14.288186	4.50%	125,162
2009	12.946253	13.672558	5.61%	137,229
2008	13.095882	12.946253	-1.14%	138,022
2007	12.576614	13.095882	4.13%	113,081
2006	12.241661	12.576614	2.74%	51,591
2005	12.223940	12.241661	0.14%	48,846
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.573946	17.914440	8.09%	74,734
2013	12.596607	16.573946	31.57%	96,747
2012	10.777496	12.596607	16.88%	126,802
2011	10.756905	10.777496	0.19%	151,529
2010	9.028535	10.756905	19.14%	248,328
2009	7.386893	9.028535	22.22%	288,985
2008	11.491282	7.386893	-35.72%	326,308
2007	10.226668	11.491282	12.37%	323,842
2006	8.869995	10.226668	15.30%	367,161
2005	8.256513	8.869995	7.43%	397,505
1050

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.916651	19.394194	8.25%	10,756
2013	14.026468	17.916651	27.73%	14,180
2012	12.576143	14.026468	11.53%	18,717
2011	13.388716	12.576143	-6.07%	23,563
2010	11.674312	13.388716	14.69%	28,473
2009	10.048999	11.674312	16.17%	30,586
2008	15.911657	10.048999	-36.85%	35,005
2007	13.834470	15.911657	15.01%	40,800
2006	12.110241	13.834470	14.24%	32,496
2005	10.871306	12.110241	11.40%	23,659
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.694481	12.070428	-11.86%	6,547
2013	10.876792	13.694481	25.91%	7,274
2012	10.887452	10.876792	-0.10%	5,756
2011	12.150640	10.887452	-10.40%	6,067
2010	10.109575	12.150640	20.19%	6,163
2009	7.302270	10.109575	38.44%	6,416
2008	13.759609	7.302270	-46.93%	4,422
2007	9.228904	13.759609	49.09%	2,673
2006*	10.000000	9.228904	-7.71%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.353117	10.221787	-1.27%	8,023
2013	10.325349	10.353117	0.27%	4,021
2012	9.846420	10.325349	4.86%	4,564
2011*	10.000000	9.846420	-1.54%	3,013
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.286017	14.213337	-0.51%	19,903
2013	12.158521	14.286017	17.50%	21,436
2012	10.451139	12.158521	16.34%	27,122
2011	11.442428	10.451139	-8.66%	29,055
2010	10.114961	11.442428	13.12%	42,252
2009	8.088650	10.114961	25.05%	48,557
2008	14.187243	8.088650	-42.99%	56,372
2007	11.869466	14.187243	19.53%	55,593
2006	9.954537	11.869466	19.24%	59,484
2005	8.671951	9.954537	14.79%	58,879
1051

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.266454	11.369552	-14.30%	11,031
2013	12.487431	13.266454	6.24%	13,008
2012	12.437288	12.487431	0.40%	17,452
2011	16.065455	12.437288	-22.58%	31,733
2010	13.925363	16.065455	15.37%	47,409
2009	8.137576	13.925363	71.12%	70,871
2008	21.426607	8.137576	-62.02%	48,262
2007	15.151964	21.426607	41.41%	29,943
2006	12.251084	15.151964	23.68%	22,861
2005*	10.000000	12.251084	22.51%	15,924
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.101619	16.640486	10.19%	93,434
2013	11.229559	15.101619	34.48%	128,462
2012	10.107079	11.229559	11.11%	166,465
2011	10.042237	10.107079	0.65%	221,103
2010	9.051220	10.042237	10.95%	352,665
2009	7.227579	9.051220	25.23%	419,411
2008	11.508722	7.227579	-37.20%	449,234
2007	9.282832	11.508722	21.13%	461,706
2006	8.967348	9.282832	3.52%	545,268
2005	8.180318	8.967348	9.62%	626,308
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.976564	25.083245	0.43%	30,365
2013	22.935881	24.976564	8.90%	35,423
2012	19.617255	22.935881	16.92%	39,889
2011	18.910527	19.617255	3.74%	48,217
2010	16.706287	18.910527	13.19%	49,784
2009	11.577595	16.706287	44.30%	50,626
2008	15.026569	11.577595	-22.95%	43,831
2007	14.681969	15.026569	2.35%	37,336
2006	13.510561	14.681969	8.67%	36,806
2005	13.368558	13.510561	1.06%	41,209
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.178886	18.173852	-0.03%	3,209
2013	14.767325	18.178886	23.10%	3,223
2012	13.222863	14.767325	11.68%	3,263
2011	15.580528	13.222863	-15.13%	4,846
2010	13.856693	15.580528	12.44%	4,986
2009	10.265731	13.856693	34.98%	7,918
2008	18.041562	10.265731	-43.10%	8,332
2007	16.662367	18.041562	8.28%	11,667
2006	13.043758	16.662367	27.74%	9,133
2005	11.906078	13.043758	9.56%	11,701
1052

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.101008	10.051594	-0.49%	813
2013	10.305056	10.101008	-1.98%	17,670
2012	10.115957	10.305056	1.87%	1,399
2011*	10.000000	10.115957	1.16%	1,184
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	23.934225	23.176551	-3.17%	1,291
2013	15.440983	23.934225	55.00%	1,339
2012	14.009674	15.440983	10.22%	758
2011	15.287512	14.009674	-8.36%	892
2010	11.012783	15.287512	38.82%	2,300
2009	7.909214	11.012783	39.24%	1,849
2008	15.444874	7.909214	-48.79%	1,200
2007	14.718426	15.444874	4.94%	2,074
2006	13.302968	14.718426	10.64%	5,066
2005	11.167678	13.302968	19.12%	1,777
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.243862	23.646416	6.31%	8,190
2013	17.370636	22.243862	28.05%	8,611
2012	15.522004	17.370636	11.91%	11,986
2011	15.838607	15.522004	-2.00%	10,612
2010	12.216300	15.838607	29.65%	19,000
2009	8.452058	12.216300	44.54%	26,848
2008	13.448928	8.452058	-37.15%	12,598
2007	12.118924	13.448928	10.97%	11,269
2006	11.327483	12.118924	6.99%	6,286
2005*	10.000000	11.327483	13.27%	93
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.177804	10.032240	-1.43%	25,221
2013	10.325483	10.177804	-1.43%	27,513
2012	10.475726	10.325483	-1.43%	11,838
2011	10.627308	10.475726	-1.43%	37,323
2010	10.775566	10.627308	-1.38%	48,900
2009	10.823855	10.775566	-0.45%	84,985
2008	10.748321	10.823855	0.70%	155,112
2007	10.426062	10.748321	3.09%	129,393
2006	10.141174	10.426062	2.81%	109,854
2005	10.039984	10.141174	1.01%	61,507
1053

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.672403	21.387408	28.28%	372
2013	16.728664	16.672403	-0.34%	484
2012	14.420424	16.728664	16.01%	589
2011	13.934228	14.420424	3.49%	684
2010	11.002362	13.934228	26.65%	2,684
2009	9.031064	11.002362	21.83%	3,720
2008	14.327548	9.031064	-36.97%	3,827
2007	17.322624	14.327548	-17.29%	4,675
2006	13.511603	17.322624	28.21%	9,200
2005	12.370048	13.511603	9.23%	9,166
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.877875	26.244884	1.42%	22,721
2013	16.790665	25.877875	54.12%	22,524
2012	13.328794	16.790665	25.97%	25,771
2011	14.352317	13.328794	-7.13%	31,290
2010	12.916083	14.352317	11.12%	37,371
2009	9.111503	12.916083	41.76%	52,489
2008	13.985403	9.111503	-34.85%	47,715
2007	11.411537	13.985403	22.55%	46,809
2006	10.733946	11.411537	6.31%	54,741
2005	9.289450	10.733946	15.55%	58,350
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	19.002043	19.025002	0.12%	16,841
2013	13.449633	19.002043	41.28%	16,819
2012	12.977747	13.449633	3.64%	20,616
2011	14.730215	12.977747	-11.90%	19,720
2010	11.600255	14.730215	26.98%	25,564
2009	8.737149	11.600255	32.77%	31,237
2008	14.576533	8.737149	-40.06%	33,503
2007	13.030861	14.576533	11.86%	34,852
2006	12.586051	13.030861	3.53%	47,476
2005	11.313193	12.586051	11.25%	58,108
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.136451	20.187891	5.49%	4,738
2013	14.542065	19.136451	31.59%	4,988
2012	12.438778	14.542065	16.91%	4,421
2011	14.472308	12.438778	-14.05%	7,039
2010	11.616664	14.472308	24.58%	5,210
2009	9.127238	11.616664	27.27%	7,020
2008	12.538169	9.127238	-27.20%	7,097
2007	13.271828	12.538169	-5.53%	6,533
2006	11.525198	13.271828	15.15%	11,119
2005	11.228330	11.525198	2.64%	12,590
1054

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	19.601767	21.431654	9.34%	28,209
2013	14.696713	19.601767	33.38%	43,694
2012	12.544862	14.696713	17.15%	60,447
2011	13.734047	12.544862	-8.66%	76,007
2010	11.739761	13.734047	16.99%	138,524
2009	9.406465	11.739761	24.81%	159,802
2008	14.421691	9.406465	-34.78%	179,803
2007	14.362686	14.421691	0.41%	197,724
2006	12.468574	14.362686	15.19%	223,841
2005	12.115610	12.468574	2.91%	246,794
1055

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.070173	28.059565	-6.69%	33,086
2013	24.396615	30.070173	23.26%	35,484
2012	20.783511	24.396615	17.38%	39,161
2011	22.737900	20.783511	-8.60%	48,815
2010	21.241206	22.737900	7.05%	77,067
2009	17.245268	21.241206	23.17%	83,166
2008	23.594111	17.245268	-26.91%	69,861
2007	16.622378	23.594111	41.94%	68,919
2006	14.044929	16.622378	18.35%	75,736
2005	11.473102	14.044929	22.42%	71,845
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	18.663740	19.776318	5.96%	6,299
2013	15.317873	18.663740	21.84%	6,725
2012	13.917116	15.317873	10.06%	8,794
2011	13.675472	13.917116	1.77%	11,365
2010	11.855361	13.675472	15.35%	14,387
2009	10.630008	11.855361	11.53%	20,757
2008	13.660253	10.630008	-22.18%	27,459
2007	12.201861	13.660253	11.95%	21,647
2006	11.138446	12.201861	9.55%	19,106
2005	10.767675	11.138446	3.44%	31,092
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	15.098201	15.516722	2.77%	64,607
2013	15.655361	15.098201	-3.56%	69,460
2012	15.025856	15.655361	4.19%	69,458
2011	14.215248	15.025856	5.70%	43,698
2010	13.609656	14.215248	4.45%	56,249
2009	12.893227	13.609656	5.56%	63,650
2008	13.048862	12.893227	-1.19%	57,134
2007	12.537862	13.048862	4.08%	68,189
2006	12.210110	12.537862	2.68%	48,709
2005	12.198612	12.210110	0.09%	47,900
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.464305	17.786902	8.03%	62,180
2013	12.519625	16.464305	31.51%	64,692
2012	10.717085	12.519625	16.82%	68,302
2011	10.702011	10.717085	0.14%	98,836
2010	8.987013	10.702011	19.08%	110,186
2009	7.356649	8.987013	22.16%	142,990
2008	11.450056	7.356649	-35.75%	151,378
2007	10.195174	11.450056	12.31%	74,667
2006	8.847147	10.195174	15.24%	79,373
2005	8.239415	8.847147	7.38%	90,332
1056

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.829013	19.289530	8.19%	4,152
2013	13.964936	17.829013	27.67%	4,279
2012	12.527339	13.964936	11.48%	3,356
2011	13.343524	12.527339	-6.12%	7,813
2010	11.640805	13.343524	14.63%	8,404
2009	10.025248	11.640805	16.11%	13,926
2008	15.882122	10.025248	-36.88%	13,615
2007	13.815839	15.882122	14.96%	16,617
2006	12.100058	13.815839	14.18%	15,714
2005	10.867659	12.100058	11.34%	15,095
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.641281	12.017428	-11.90%	506
2013	10.840037	13.641281	25.84%	506
2012	10.856184	10.840037	-0.15%	506
2011	12.121889	10.856184	-10.44%	506
2010	10.090761	12.121889	20.13%	2,760
2009	7.292379	10.090761	38.37%	2,858
2008	13.747959	7.292379	-46.96%	1,012
2007	9.225789	13.747959	49.02%	1,301
2006*	10.000000	9.225789	-7.74%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.339128	10.202796	-1.32%	15,730
2013	10.316621	10.339128	0.22%	15,757
2012	9.843111	10.316621	4.81%	15,781
2011*	10.000000	9.843111	-1.57%	675
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.191551	14.112195	-0.56%	17,889
2013	12.084250	14.191551	17.44%	19,670
2012	10.392587	12.084250	16.28%	20,358
2011	11.384104	10.392587	-8.71%	65,546
2010	10.068497	11.384104	13.07%	75,796
2009	8.055580	10.068497	24.99%	75,023
2008	14.136404	8.055580	-43.02%	69,444
2007	11.832973	14.136404	19.47%	28,961
2006	9.928948	11.832973	19.18%	29,579
2005	8.654037	9.928948	14.73%	27,373
1057

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.208740	11.314338	-14.34%	12,009
2013	12.439432	13.208740	6.18%	12,140
2012	12.395779	12.439432	0.35%	11,796
2011	16.019968	12.395779	-22.62%	6,157
2010	13.892971	16.019968	15.31%	10,419
2009	8.122768	13.892971	71.04%	13,975
2008	21.398539	8.122768	-62.04%	11,279
2007	15.139843	21.398539	41.34%	18,214
2006	12.247478	15.139843	23.62%	11,238
2005*	10.000000	12.247478	22.47%	1,553
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.001724	16.522034	10.13%	73,012
2013	11.160934	15.001724	34.41%	76,548
2012	10.050414	11.160934	11.05%	83,514
2011	9.990997	10.050414	0.59%	133,403
2010	9.009596	9.990997	10.89%	150,878
2009	7.197988	9.009596	25.17%	188,110
2008	11.467447	7.197988	-37.23%	194,296
2007	9.254253	11.467447	21.07%	110,382
2006	8.944261	9.254253	3.47%	128,548
2005	8.163384	8.944261	9.57%	150,846
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.811322	24.904659	0.38%	27,802
2013	22.795703	24.811322	8.84%	28,677
2012	19.507277	22.795703	16.86%	29,248
2011	18.814028	19.507277	3.68%	25,185
2010	16.629468	18.814028	13.14%	35,224
2009	11.530197	16.629468	44.23%	49,197
2008	14.972658	11.530197	-22.99%	37,015
2007	14.636765	14.972658	2.29%	26,656
2006	13.475776	14.636765	8.62%	27,218
2005	13.340888	13.475776	1.01%	32,835
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.089964	18.075772	-0.08%	11,934
2013	14.702544	18.089964	23.04%	12,790
2012	13.171560	14.702544	11.62%	12,799
2011	15.527959	13.171560	-15.18%	5,483
2010	13.816939	15.527959	12.38%	8,732
2009	10.241473	13.816939	34.91%	9,927
2008	18.008085	10.241473	-43.13%	9,206
2007	16.639945	18.008085	8.22%	9,250
2006	13.032790	16.639945	27.68%	5,865
2005	11.902082	13.032790	9.50%	3,405
1058

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.087359	10.032926	-0.54%	1,342
2013	10.296350	10.087359	-2.03%	1,402
2012	10.112554	10.296350	1.82%	0
2011*	10.000000	10.112554	1.13%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	23.817151	23.051478	-3.21%	294
2013	15.373241	23.817151	54.93%	284
2012	13.955314	15.373241	10.16%	316
2011	15.235905	13.955314	-8.41%	315
2010	10.981172	15.235905	38.75%	280
2009	7.890513	10.981172	39.17%	287
2008	15.416192	7.890513	-48.82%	406
2007	14.698592	15.416192	4.88%	5,325
2006	13.291770	14.698592	10.58%	2,435
2005	11.163927	13.291770	19.06%	294
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.147186	23.531700	6.25%	9,773
2013	17.303914	22.147186	27.99%	9,707
2012	15.470246	17.303914	11.85%	10,857
2011	15.793798	15.470246	-2.05%	5,288
2010	12.187896	15.793798	29.59%	7,286
2009	8.436686	12.187896	44.46%	3,896
2008	13.431292	8.436686	-37.19%	3,137
2007	12.109217	13.431292	10.92%	6,181
2006	11.324149	12.109217	6.93%	1,616
2005*	10.000000	11.324149	13.24%	245
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.110462	9.960803	-1.48%	7,068
2013	10.262376	10.110462	-1.48%	7,936
2012	10.417000	10.262376	-1.48%	6,756
2011	10.573080	10.417000	-1.48%	34,507
2010	10.726018	10.573080	-1.43%	33,596
2009	10.779554	10.726018	-0.50%	33,248
2008	10.709763	10.779554	0.65%	42,171
2007	10.393959	10.709763	3.04%	6,475
2006	10.115066	10.393959	2.76%	7,738
2005	10.019205	10.115066	0.96%	3,315
1059

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.592943	21.274697	28.22%	629
2013	16.657383	16.592943	-0.39%	684
2012	14.366281	16.657383	15.95%	655
2011	13.888934	14.366281	3.44%	4,034
2010	10.972156	13.888934	26.58%	3,786
2009	9.010845	10.972156	21.77%	4,776
2008	14.302763	9.010845	-37.00%	5,423
2007	17.301487	14.302763	-17.33%	11,143
2006	13.501937	17.301487	28.14%	11,108
2005	12.367457	13.501937	9.17%	6,558
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.706645	26.058004	1.37%	14,549
2013	16.688020	25.706645	54.04%	16,879
2012	13.254050	16.688020	25.91%	17,844
2011	14.279070	13.254050	-7.18%	33,795
2010	12.856680	14.279070	11.06%	46,371
2009	9.074204	12.856680	41.68%	49,943
2008	13.935228	9.074204	-34.88%	47,673
2007	11.376389	13.935228	22.49%	49,388
2006	10.706308	11.376389	6.26%	56,277
2005	9.270213	10.706308	15.49%	62,729
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	18.876294	18.889513	0.07%	18,244
2013	13.367405	18.876294	41.21%	19,692
2012	12.904972	13.367405	3.58%	20,512
2011	14.655031	12.904972	-11.94%	48,562
2010	11.546893	14.655031	26.92%	56,047
2009	8.701372	11.546893	32.70%	62,711
2008	14.524238	8.701372	-40.09%	59,459
2007	12.990749	14.524238	11.80%	42,249
2006	12.553663	12.990749	3.48%	51,205
2005	11.289793	12.553663	11.19%	64,051
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	19.042853	20.078955	5.44%	1,215
2013	14.478279	19.042853	31.53%	1,210
2012	12.390514	14.478279	16.85%	1,226
2011	14.423459	12.390514	-14.09%	1,985
2010	11.583328	14.423459	24.52%	2,536
2009	9.105666	11.583328	27.21%	1,741
2008	12.514905	9.105666	-27.24%	3,482
2007	13.253965	12.514905	-5.58%	4,465
2006	11.515513	13.253965	15.10%	5,066
2005	11.224568	11.515513	2.59%	10,810
1060

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	19.476159	21.283520	9.28%	35,868
2013	14.609939	19.476159	33.31%	38,326
2012	12.477137	14.609939	17.09%	39,781
2011	13.666821	12.477137	-8.70%	33,332
2010	11.688226	13.666821	16.93%	41,650
2009	9.369914	11.688226	24.74%	52,232
2008	14.372973	9.369914	-34.81%	41,709
2007	14.321471	14.372973	0.36%	33,588
2006	12.439086	14.321471	15.13%	40,332
2005	12.093087	12.439086	2.86%	64,067
1061

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.871123	27.859664	-6.73%	92,509
2013	24.247409	29.871123	23.19%	121,102
2012	20.666910	24.247409	17.32%	150,462
2011	22.621790	20.666910	-8.64%	247,158
2010	21.143472	22.621790	6.99%	349,918
2009	17.174627	21.143472	23.11%	458,504
2008	23.509409	17.174627	-26.95%	439,520
2007	16.571153	23.509409	41.87%	411,643
2006	14.008726	16.571153	18.29%	440,223
2005	11.449328	14.008726	22.35%	445,908
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	18.540170	19.635402	5.91%	41,856
2013	15.224179	18.540170	21.78%	54,645
2012	13.839018	15.224179	10.01%	63,127
2011	13.605616	13.839018	1.72%	62,110
2010	11.800790	13.605616	15.29%	70,848
2009	10.586444	11.800790	11.47%	76,652
2008	13.611188	10.586444	-22.22%	73,221
2007	12.164235	13.611188	11.90%	75,295
2006	11.109734	12.164235	9.49%	93,793
2005	10.745373	11.109734	3.39%	86,340
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	14.998262	15.406194	2.72%	55,302
2013	15.559633	14.998262	-3.61%	68,808
2012	14.941590	15.559633	4.14%	109,157
2011	14.142680	14.941590	5.65%	133,252
2010	13.547066	14.142680	4.40%	148,241
2009	12.840453	13.547066	5.50%	175,823
2008	13.002051	12.840453	-1.24%	137,142
2007	12.499260	13.002051	4.02%	108,150
2006	12.178682	12.499260	2.63%	81,722
2005	12.173379	12.178682	0.04%	88,861
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.355233	17.660098	7.98%	111,354
2013	12.442990	16.355233	31.44%	139,708
2012	10.656901	12.442990	16.76%	159,619
2011	10.647320	10.656901	0.09%	244,948
2010	8.945635	10.647320	19.02%	329,988
2009	7.326494	8.945635	22.10%	403,665
2008	11.408936	7.326494	-35.78%	398,963
2007	10.163755	11.408936	12.25%	402,670
2006	8.824359	10.163755	15.18%	450,647
2005	8.222360	8.824359	7.32%	475,088
1062

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.741776	19.185405	8.14%	12,843
2013	13.903662	17.741776	27.61%	24,117
2012	12.478724	13.903662	11.42%	24,371
2011	13.298475	12.478724	-6.16%	45,270
2010	11.607390	13.298475	14.57%	54,079
2009	10.001546	11.607390	16.06%	66,090
2008	15.852647	10.001546	-36.91%	78,168
2007	13.797229	15.852647	14.90%	84,903
2006	12.089877	13.797229	14.12%	62,438
2005	10.864005	12.089877	11.28%	39,311
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.588234	11.964611	-11.95%	14,562
2013	10.803363	13.588234	25.78%	23,020
2012	10.824965	10.803363	-0.20%	26,587
2011	12.093154	10.824965	-10.49%	34,131
2010	10.071963	12.093154	20.07%	46,478
2009	7.282488	10.071963	38.30%	49,372
2008	13.736314	7.282488	-46.98%	38,179
2007	9.222681	13.736314	48.94%	16,573
2006*	10.000000	9.222681	-7.77%	6,432
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.325141	10.183830	-1.37%	10,376
2013	10.307905	10.325141	0.17%	12,204
2012	9.839798	10.307905	4.76%	4,013
2011*	10.000000	9.839798	-1.60%	2,599
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.097610	14.011661	-0.61%	40,119
2013	12.010342	14.097610	17.38%	48,807
2012	10.334275	12.010342	16.22%	64,934
2011	11.325953	10.334275	-8.76%	79,600
2010	10.022147	11.325953	13.01%	108,925
2009	8.022569	10.022147	24.92%	136,151
2008	14.085650	8.022569	-43.04%	81,468
2007	11.796496	14.085650	19.41%	88,949
2006	9.903357	11.796496	19.12%	70,326
2005	8.636102	9.903357	14.67%	66,430
1063

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.151303	11.259404	-14.39%	28,412
2013	12.391620	13.151303	6.13%	39,413
2012	12.354431	12.391620	0.30%	62,583
2011	15.974616	12.354431	-22.66%	116,415
2010	13.860664	15.974616	15.25%	187,290
2009	8.108001	13.860664	70.95%	238,317
2008	21.370513	8.108001	-62.06%	181,883
2007	15.127723	21.370513	41.27%	152,542
2006	12.243870	15.127723	23.55%	137,260
2005*	10.000000	12.243870	22.44%	78,905
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.902380	16.404286	10.08%	115,003
2013	11.092659	14.902380	34.34%	148,138
2012	9.994012	11.092659	10.99%	181,883
2011	9.939959	9.994012	0.54%	253,487
2010	8.968121	9.939959	10.84%	331,982
2009	7.168490	8.968121	25.10%	418,992
2008	11.426256	7.168490	-37.26%	417,633
2007	9.225717	11.426256	21.01%	462,670
2006	8.921205	9.225717	3.41%	552,534
2005	8.146470	8.921205	9.51%	659,882
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.647173	24.727334	0.33%	52,403
2013	22.656384	24.647173	8.79%	51,624
2012	19.397924	22.656384	16.80%	83,082
2011	18.718039	19.397924	3.63%	87,465
2010	16.553018	18.718039	13.08%	94,124
2009	11.483012	16.553018	44.15%	138,966
2008	14.918970	11.483012	-23.03%	93,535
2007	14.591717	14.918970	2.24%	97,442
2006	13.441113	14.591717	8.56%	111,280
2005	13.313316	13.441113	0.96%	109,986
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	18.001439	17.978184	-0.13%	13,771
2013	14.638015	18.001439	22.98%	23,262
2012	13.120412	14.638015	11.57%	27,834
2011	15.475507	13.120412	-15.22%	38,737
2010	13.777250	15.475507	12.33%	42,347
2009	10.217239	13.777250	34.84%	61,620
2008	17.974638	10.217239	-43.16%	56,785
2007	16.617512	17.974638	8.17%	71,968
2006	13.021821	16.617512	27.61%	61,486
2005	11.898088	13.021821	9.44%	54,615
1064

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.073701	10.014251	-0.59%	32,358
2013	10.287642	10.073701	-2.08%	32,754
2012	10.109149	10.287642	1.77%	28,947
2011*	10.000000	10.109149	1.09%	1,974
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	23.700611	22.927043	-3.26%	2,051
2013	15.305788	23.700611	54.85%	2,132
2012	13.901150	15.305788	10.10%	3,046
2011	15.184469	13.901150	-8.45%	2,990
2010	10.949649	15.184469	38.68%	4,682
2009	7.871860	10.949649	39.10%	6,145
2008	15.387579	7.871860	-48.84%	5,454
2007	14.678799	15.387579	4.83%	9,655
2006	13.280605	14.678799	10.53%	9,717
2005	11.160177	13.280605	19.00%	3,212
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.050877	23.417464	6.20%	10,906
2013	17.237411	22.050877	27.92%	14,736
2012	15.418643	17.237411	11.80%	17,193
2011	15.749092	15.418643	-2.10%	23,175
2010	12.159572	15.749092	29.52%	29,562
2009	8.421348	12.159572	44.39%	28,237
2008	13.413699	8.421348	-37.22%	14,536
2007	12.099518	13.413699	10.86%	19,245
2006	11.320806	12.099518	6.88%	14,374
2005*	10.000000	11.320806	13.21%	916
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	10.043530	9.889841	-1.53%	13,829
2013	10.199619	10.043530	-1.53%	18,628
2012	10.358564	10.199619	-1.53%	34,450
2011	10.519093	10.358564	-1.53%	57,896
2010	10.676668	10.519093	-1.48%	68,825
2009	10.735405	10.676668	-0.55%	127,047
2008	10.671317	10.735405	0.60%	282,650
2007	10.361937	10.671317	2.99%	85,569
2006	10.089012	10.361937	2.71%	23,921
2005	9.998460	10.089012	0.91%	31,106
1065

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.513804	21.162487	28.15%	9,467
2013	16.586365	16.513804	-0.44%	16,824
2012	14.312311	16.586365	15.89%	13,459
2011	13.843765	14.312311	3.38%	28,747
2010	10.942016	13.843765	26.52%	32,103
2009	8.990664	10.942016	21.70%	38,034
2008	14.278028	8.990664	-37.03%	41,227
2007	17.280393	14.278028	-17.37%	42,157
2006	13.492294	17.280393	28.08%	40,708
2005	12.364878	13.492294	9.12%	20,984
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.536493	25.872380	1.32%	69,090
2013	16.585968	25.536493	53.96%	81,204
2012	13.179698	16.585968	25.84%	95,693
2011	14.206166	13.179698	-7.23%	153,834
2010	12.797534	14.206166	11.01%	205,336
2009	9.037038	12.797534	41.61%	251,433
2008	13.885225	9.037038	-34.92%	215,952
2007	11.341358	13.885225	22.43%	228,974
2006	10.678733	11.341358	6.21%	265,746
2005	9.251010	10.678733	15.43%	300,456
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	18.751269	18.754864	0.02%	45,558
2013	13.285604	18.751269	41.14%	60,614
2012	12.832527	13.285604	3.53%	75,724
2011	14.580154	12.832527	-11.99%	90,250
2010	11.493726	14.580154	26.85%	112,616
2009	8.665708	11.493726	32.63%	120,374
2008	14.472082	8.665708	-40.12%	101,314
2007	12.950704	14.472082	11.75%	104,085
2006	12.521299	12.950704	3.43%	121,366
2005	11.266380	12.521299	11.14%	164,766
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.949660	19.970554	5.39%	6,106
2013	14.414740	18.949660	31.46%	8,606
2012	12.342411	14.414740	16.79%	8,596
2011	14.374753	12.342411	-14.14%	9,072
2010	11.550073	14.374753	24.46%	15,226
2009	9.084140	11.550073	27.15%	14,950
2008	12.491660	9.084140	-27.28%	16,400
2007	13.236118	12.491660	-5.62%	21,687
2006	11.505821	13.236118	15.04%	19,844
2005	11.220796	11.505821	2.54%	21,311
1066

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	19.351335	21.136379	9.22%	37,665
2013	14.523673	19.351335	33.24%	40,251
2012	12.409781	14.523673	17.03%	48,485
2011	13.599937	12.409781	-8.75%	79,221
2010	11.636919	13.599937	16.87%	107,157
2009	9.333524	11.636919	24.68%	131,513
2008	14.324430	9.333524	-34.84%	130,874
2007	14.280404	14.324430	0.31%	148,745
2006	12.409700	14.280404	15.07%	202,872
2005	12.070611	12.409700	2.81%	238,155
1067

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.673349	27.661144	-6.78%	46,056
2013	24.099106	29.673349	23.13%	73,649
2012	20.550976	24.099106	17.27%	93,838
2011	22.506313	20.550976	-8.69%	114,897
2010	21.046219	22.506313	6.94%	173,244
2009	17.104303	21.046219	23.05%	238,198
2008	23.425054	17.104303	-26.98%	250,180
2007	16.520121	23.425054	41.80%	261,095
2006	13.972668	16.520121	18.23%	320,101
2005	11.425632	13.972668	22.29%	402,995
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	18.417371	19.495438	5.85%	37,868
2013	15.131026	18.417371	21.72%	39,567
2012	13.761353	15.131026	9.95%	40,784
2011	13.536115	13.761353	1.66%	47,796
2010	11.746466	13.536115	15.24%	71,163
2009	10.543062	11.746466	11.41%	79,255
2008	13.562316	10.543062	-22.26%	87,835
2007	12.126741	13.562316	11.84%	126,706
2006	11.081098	12.126741	9.44%	134,517
2005	10.723092	11.081098	3.34%	153,799
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	14.898959	15.296409	2.67%	61,947
2013	15.464473	14.898959	-3.66%	74,145
2012	14.857764	15.464473	4.08%	127,306
2011	14.070461	14.857764	5.60%	125,862
2010	13.484732	14.070461	4.34%	179,047
2009	12.787857	13.484732	5.45%	190,160
2008	12.955375	12.787857	-1.29%	223,720
2007	12.460751	12.955375	3.97%	183,521
2006	12.147313	12.460751	2.58%	126,617
2005	12.148163	12.147313	-0.01%	162,222
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.246892	17.534209	7.92%	64,179
2013	12.366853	16.246892	31.37%	94,178
2012	10.597085	12.366853	16.70%	121,915
2011	10.592928	10.597085	0.04%	150,500
2010	8.904449	10.592928	18.96%	211,462
2009	7.296465	8.904449	22.04%	290,671
2008	11.367963	7.296465	-35.82%	327,481
2007	10.132420	11.367963	12.19%	375,805
2006	8.801610	10.132420	15.12%	501,657
2005	8.205310	8.801610	7.27%	622,025
1068

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.654893	19.081758	8.08%	14,212
2013	13.842596	17.654893	27.54%	20,969
2012	12.430235	13.842596	11.36%	24,206
2011	13.253521	12.430235	-6.21%	34,463
2010	11.574033	13.253521	14.51%	40,518
2009	9.977873	11.574033	16.00%	45,086
2008	15.823192	9.977873	-36.94%	54,380
2007	13.778636	15.823192	14.84%	50,385
2006	12.079699	13.778636	14.06%	33,555
2005	10.860359	12.079699	11.23%	19,873
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.535373	11.911999	-11.99%	7,763
2013	10.766806	13.535373	25.71%	9,069
2012	10.793830	10.766806	-0.25%	8,787
2011	12.064496	10.793830	-10.53%	9,676
2010	10.053190	12.064496	20.01%	6,604
2009	7.272605	10.053190	38.23%	5,536
2008	13.724659	7.272605	-47.01%	4,521
2007	9.219567	13.724659	48.86%	2,403
2006*	10.000000	9.219567	-7.80%	1,296
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.311178	10.164886	-1.42%	1,007
2013	10.299194	10.311178	0.12%	0
2012	9.836485	10.299194	4.70%	0
2011*	10.000000	9.836485	-1.64%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.004162	13.911710	-0.66%	19,411
2013	11.936794	14.004162	17.32%	23,534
2012	10.276212	11.936794	16.16%	26,643
2011	11.268051	10.276212	-8.80%	34,158
2010	9.975976	11.268051	12.95%	50,593
2009	7.989668	9.975976	24.86%	89,341
2008	14.035031	7.989668	-43.07%	81,390
2007	11.760111	14.035031	19.34%	103,495
2006	9.877812	11.760111	19.06%	122,138
2005	8.618184	9.877812	14.62%	178,824
1069

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.094043	11.204678	-14.43%	9,075
2013	12.343940	13.094043	6.08%	13,731
2012	12.313161	12.343940	0.25%	22,123
2011	15.929340	12.313161	-22.70%	29,443
2010	13.828401	15.929340	15.19%	37,992
2009	8.093238	13.828401	70.86%	54,317
2008	21.342511	8.093238	-62.08%	46,240
2007	15.115622	21.342511	41.20%	44,231
2006	12.240271	15.115622	23.49%	34,248
2005*	10.000000	12.240271	22.40%	14,348
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.803744	16.287433	10.02%	76,614
2013	11.024827	14.803744	34.28%	113,413
2012	9.937968	11.024827	10.94%	136,160
2011	9.889232	9.937968	0.49%	162,369
2010	8.926883	9.889232	10.78%	262,971
2009	7.139143	8.926883	25.04%	369,934
2008	11.385276	7.139143	-37.29%	444,222
2007	9.197317	11.385276	20.94%	498,864
2006	8.898245	9.197317	3.36%	647,292
2005	8.129616	8.898245	9.45%	836,124
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.483997	24.551151	0.27%	50,519
2013	22.517816	24.483997	8.73%	60,157
2012	19.289093	22.517816	16.74%	72,201
2011	18.622440	19.289093	3.58%	73,221
2010	16.476842	18.622440	13.02%	80,443
2009	11.435969	16.476842	44.08%	111,112
2008	14.865396	11.435969	-23.07%	93,408
2007	14.546753	14.865396	2.19%	70,761
2006	13.406474	14.546753	8.51%	87,339
2005	13.285735	13.406474	0.91%	115,300
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.913350	17.881128	-0.18%	4,968
2013	14.573787	17.913350	22.91%	5,969
2012	13.069500	14.573787	11.51%	6,152
2011	15.423283	13.069500	-15.26%	6,840
2010	13.737714	15.423283	12.27%	9,091
2009	10.193087	13.737714	34.77%	14,628
2008	17.941264	10.193087	-43.19%	16,491
2007	16.595135	17.941264	8.11%	27,779
2006	13.010858	16.595135	27.55%	50,299
2005	11.894092	13.010858	9.39%	66,415
1070

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.060089	9.995637	-0.64%	2,903
2013	10.278953	10.060089	-2.13%	2,434
2012	10.105751	10.278953	1.71%	6,656
2011*	10.000000	10.105751	1.06%	2,241
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	23.584597	22.803226	-3.31%	2,821
2013	15.238588	23.584597	54.77%	2,841
2012	13.847157	15.238588	10.05%	1,891
2011	15.133176	13.847157	-8.50%	2,529
2010	10.918200	15.133176	38.61%	4,875
2009	7.853232	10.918200	39.03%	4,495
2008	15.358998	7.853232	-48.87%	4,790
2007	14.659028	15.358998	4.78%	6,014
2006	13.269427	14.659028	10.47%	8,921
2005	11.156430	13.269427	18.94%	4,020
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.954894	23.303703	6.14%	6,980
2013	17.171084	21.954894	27.86%	10,139
2012	15.367136	17.171084	11.74%	12,541
2011	15.704438	15.367136	-2.15%	12,861
2010	12.131246	15.704438	29.45%	26,492
2009	8.406008	12.131246	44.32%	31,868
2008	13.396095	8.406008	-37.25%	14,719
2007	12.089818	13.396095	10.80%	15,722
2006	11.317461	12.089818	6.82%	11,429
2005*	10.000000	11.317461	13.17%	5,695
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.976994	9.819328	-1.58%	5,559
2013	10.137193	9.976994	-1.58%	17,247
2012	10.300417	10.137193	-1.58%	43,753
2011	10.465350	10.300417	-1.58%	84,095
2010	10.627523	10.465350	-1.53%	67,145
2009	10.691422	10.627523	-0.60%	115,894
2008	10.632994	10.691422	0.55%	189,397
2007	10.329999	10.632994	2.93%	135,416
2006	10.063013	10.329999	2.65%	125,460
2005	9.977747	10.063013	0.85%	46,969
1071

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.435000	21.050810	28.09%	2,683
2013	16.515598	16.435000	-0.49%	3,445
2012	14.258505	16.515598	15.83%	7,936
2011	13.798726	14.258505	3.33%	8,197
2010	10.911947	13.798726	26.46%	10,250
2009	8.970521	10.911947	21.64%	11,971
2008	14.253313	8.970521	-37.06%	14,590
2007	17.259294	14.253313	-17.42%	18,965
2006	13.482646	17.259294	28.01%	48,648
2005	12.362288	13.482646	9.06%	71,712
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.367263	25.687864	1.26%	43,905
2013	16.484413	25.367263	53.89%	46,628
2012	13.105668	16.484413	25.78%	59,285
2011	14.133543	13.105668	-7.27%	72,197
2010	12.738572	14.133543	10.95%	89,939
2009	8.999974	12.738572	41.54%	131,082
2008	13.835317	8.999974	-34.95%	129,902
2007	11.306359	13.835317	22.37%	141,512
2006	10.651178	11.306359	6.15%	204,088
2005	9.231828	10.651178	15.37%	314,538
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	18.626998	18.621094	-0.03%	22,608
2013	13.204249	18.626998	41.07%	27,216
2012	12.760455	13.204249	3.48%	36,924
2011	14.505625	12.760455	-12.03%	45,204
2010	11.440775	14.505625	26.79%	58,796
2009	8.630173	11.440775	32.57%	77,314
2008	14.420090	8.630173	-40.15%	96,966
2007	12.910771	14.420090	11.69%	109,435
2006	12.489019	12.910771	3.38%	178,228
2005	11.243042	12.489019	11.08%	290,459
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.856895	19.862692	5.33%	4,531
2013	14.351459	18.856895	31.39%	5,003
2012	12.294484	14.351459	16.73%	7,389
2011	14.326202	12.294484	-14.18%	7,829
2010	11.516895	14.326202	24.39%	8,677
2009	9.062647	11.516895	27.08%	10,508
2008	12.468453	9.062647	-27.32%	13,531
2007	13.218267	12.468453	-5.67%	15,796
2006	11.496134	13.218267	14.98%	40,649
2005	11.217033	11.496134	2.49%	64,693
1072

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	19.227168	20.990084	9.17%	32,555
2013	14.437807	19.227168	33.17%	55,511
2012	12.342686	14.437807	16.97%	68,180
2011	13.533274	12.342686	-8.80%	86,730
2010	11.585757	13.533274	16.81%	129,791
2009	9.297221	11.585757	24.62%	170,595
2008	14.275980	9.297221	-34.88%	186,427
2007	14.239368	14.275980	0.26%	203,444
2006	12.380306	14.239368	15.02%	259,411
2005	12.048126	12.380306	2.76%	373,532
1073

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.476705	27.463854	-6.83%	20,362
2013	23.951566	29.476705	23.07%	29,499
2012	20.435570	23.951566	17.21%	38,921
2011	22.391287	20.435570	-8.73%	49,639
2010	20.949286	22.391287	6.88%	75,524
2009	17.034183	20.949286	22.98%	97,664
2008	23.340893	17.034183	-27.02%	102,313
2007	16.469163	23.340893	41.72%	121,238
2006	13.936614	16.469163	18.17%	108,662
2005	11.401921	13.936614	22.23%	98,183
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	18.295332	19.356422	5.80%	9,395
2013	15.038402	18.295332	21.66%	18,572
2012	13.684072	15.038402	9.90%	27,348
2011	13.466940	13.684072	1.61%	25,670
2010	11.692374	13.466940	15.18%	39,120
2009	10.499858	11.692374	11.36%	48,139
2008	13.513613	10.499858	-22.30%	52,801
2007	12.089373	13.513613	11.78%	60,373
2006	11.052553	12.089373	9.38%	67,442
2005	10.700889	11.052553	3.29%	75,426
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	14.800213	15.187306	2.62%	40,335
2013	15.369790	14.800213	-3.71%	33,036
2012	14.774329	15.369790	4.03%	58,186
2011	13.998541	14.774329	5.54%	45,479
2010	13.422620	13.998541	4.29%	59,544
2009	12.735434	13.422620	5.40%	49,467
2008	12.908817	12.735434	-1.34%	52,841
2007	12.422326	12.908817	3.92%	40,209
2006	12.116004	12.422326	2.53%	29,193
2005	12.122999	12.116004	-0.06%	21,346
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.139186	17.409101	7.87%	20,988
2013	12.291107	16.139186	31.31%	44,034
2012	10.537554	12.291107	16.64%	55,130
2011	10.538765	10.537554	-0.01%	91,136
2010	8.863422	10.538765	18.90%	107,711
2009	7.266539	8.863422	21.98%	210,918
2008	11.327103	7.266539	-35.85%	237,190
2007	10.101156	11.327103	12.14%	248,469
2006	8.778896	10.101156	15.06%	272,393
2005	8.188281	8.778896	7.21%	274,205
1074

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.568439	18.978663	8.03%	951
2013	13.781814	17.568439	27.48%	4,425
2012	12.381968	13.781814	11.31%	4,232
2011	13.208756	12.381968	-6.26%	6,789
2010	11.540790	13.208756	14.45%	8,729
2009	9.954273	11.540790	15.94%	22,025
2008	15.793795	9.954273	-36.97%	25,355
2007	13.760054	15.793795	14.78%	30,014
2006	12.069520	13.760054	14.01%	26,013
2005	10.856710	12.069520	11.17%	20,038
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.482698	11.859608	-12.04%	856
2013	10.730355	13.482698	25.65%	729
2012	10.762772	10.730355	-0.30%	1,180
2011	12.035883	10.762772	-10.58%	1,180
2010	10.034428	12.035883	19.95%	4,631
2009	7.262739	10.034428	38.16%	4,184
2008	13.713029	7.262739	-47.04%	3,808
2007	9.216455	13.713029	48.79%	589
2006*	10.000000	9.216455	-7.84%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.297206	10.145957	-1.47%	644
2013	10.290468	10.297206	0.07%	683
2012	9.833166	10.290468	4.65%	1,421
2011*	10.000000	9.833166	-1.67%	1,075
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	13.911410	13.812551	-0.71%	7,022
2013	11.863754	13.911410	17.26%	7,564
2012	10.218542	11.863754	16.10%	10,378
2011	11.210506	10.218542	-8.85%	15,621
2010	9.930055	11.210506	12.89%	18,084
2009	7.956925	9.930055	24.80%	17,853
2008	13.984629	7.956925	-43.10%	14,776
2007	11.723870	13.984629	19.28%	16,404
2006	9.852367	11.723870	19.00%	16,840
2005	8.600337	9.852367	14.56%	18,888
1075

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	13.037011	11.150195	-14.47%	3,381
2013	12.296424	13.037011	6.02%	3,439
2012	12.272020	12.296424	0.20%	4,824
2011	15.884197	12.272020	-22.74%	6,180
2010	13.796209	15.884197	15.13%	7,548
2009	8.078499	13.796209	70.78%	6,543
2008	21.314520	8.078499	-62.10%	2,887
2007	15.103507	21.314520	41.12%	3,938
2006	12.236657	15.103507	23.43%	2,460
2005*	10.000000	12.236657	22.37%	839
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.705572	16.171206	9.97%	42,290
2013	10.957286	14.705572	34.21%	68,467
2012	9.882107	10.957286	10.88%	101,006
2011	9.838635	9.882107	0.44%	139,564
2010	8.885724	9.838635	10.72%	186,371
2009	7.109853	8.885724	24.98%	248,392
2008	11.344339	7.109853	-37.33%	263,824
2007	9.168922	11.344339	20.88%	288,759
2006	8.875276	9.168922	3.31%	330,882
2005	8.112732	8.875276	9.40%	381,553
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.321763	24.376083	0.22%	6,776
2013	22.379973	24.321763	8.68%	6,747
2012	19.180786	22.379973	16.68%	8,975
2011	18.527272	19.180786	3.53%	12,040
2010	16.400963	18.527272	12.96%	11,762
2009	11.389079	16.400963	44.01%	10,703
2008	14.811993	11.389079	-23.11%	9,660
2007	14.501902	14.811993	2.14%	11,526
2006	13.371913	14.501902	8.45%	10,777
2005	13.258190	13.371913	0.86%	10,235
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.825541	17.784421	-0.23%	2,735
2013	14.509716	17.825541	22.85%	2,676
2012	13.018679	14.509716	11.45%	3,456
2011	15.371122	13.018679	-15.30%	3,336
2010	13.698213	15.371122	12.21%	2,462
2009	10.168955	13.698213	34.71%	2,749
2008	17.907924	10.168955	-43.22%	2,383
2007	16.572755	17.907924	8.06%	2,929
2006	12.999900	16.572755	27.48%	2,566
2005	11.890094	12.999900	9.33%	1,673
1076

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.046472	9.977046	-0.69%	0
2013	10.270259	10.046472	-2.18%	0
2012	10.102344	10.270259	1.66%	0
2011*	10.000000	10.102344	1.02%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	23.469025	22.679943	-3.36%	22
2013	15.171610	23.469025	54.69%	54
2012	13.793323	15.171610	9.99%	54
2011	15.081996	13.793323	-8.54%	54
2010	10.886801	15.081996	38.53%	65
2009	7.834622	10.886801	38.96%	76
2008	15.330420	7.834622	-48.89%	436
2007	14.639232	15.330420	4.72%	943
2006	13.258237	14.639232	10.42%	89
2005	11.152675	13.258237	18.88%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.859342	23.190489	6.09%	2,206
2013	17.105044	21.859342	27.79%	4,691
2012	15.315844	17.105044	11.68%	6,744
2011	15.659959	15.315844	-2.20%	9,872
2010	12.103027	15.659959	29.39%	7,789
2009	8.390709	12.103027	44.24%	10,448
2008	13.378526	8.390709	-37.28%	6,352
2007	12.080134	13.378526	10.75%	7,140
2006	11.314133	12.080134	6.77%	7,205
2005*	10.000000	11.314133	13.14%	6,471
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.910884	9.749311	-1.63%	1,868
2013	10.075144	9.910884	-1.63%	3,861
2012	10.242588	10.075144	-1.63%	6,016
2011	10.411867	10.242588	-1.63%	8,079
2010	10.578583	10.411867	-1.58%	6,629
2009	10.647597	10.578583	-0.65%	28,151
2008	10.594795	10.647597	0.50%	57,992
2007	10.298150	10.594795	2.88%	8,145
2006	10.037070	10.298150	2.60%	7,224
2005	9.957068	10.037070	0.80%	4,636
1077

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.356576	20.939737	28.02%	2,380
2013	16.445147	16.356576	-0.54%	2,459
2012	14.204912	16.445147	15.77%	2,495
2011	13.753831	14.204912	3.28%	2,549
2010	10.881962	13.753831	26.39%	2,476
2009	8.950414	10.881962	21.58%	1,919
2008	14.228624	8.950414	-37.10%	1,211
2007	17.238217	14.228624	-17.46%	1,038
2006	13.472997	17.238217	27.95%	1,579
2005	12.359706	13.472997	9.01%	1,353
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.199249	25.504756	1.21%	9,251
2013	16.383544	25.199249	53.81%	10,570
2012	13.032105	16.383544	25.72%	12,472
2011	14.061341	13.032105	-7.32%	24,667
2010	12.679939	14.061341	10.89%	26,325
2009	8.963091	12.679939	41.47%	24,470
2008	13.785629	8.963091	-34.98%	24,783
2007	11.271514	13.785629	22.31%	26,928
2006	10.623739	11.271514	6.10%	29,923
2005	9.212702	10.623739	15.32%	31,373
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	18.503512	18.488255	-0.08%	8,823
2013	13.123376	18.503512	41.00%	9,977
2012	12.688759	13.123376	3.43%	14,359
2011	14.431454	12.688759	-12.08%	27,212
2010	11.388055	14.431454	26.72%	28,675
2009	8.594763	11.388055	32.50%	28,697
2008	14.368236	8.594763	-40.18%	28,814
2007	12.870918	14.368236	11.63%	29,234
2006	12.456782	12.870918	3.32%	30,447
2005	11.219695	12.456782	11.03%	33,127
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.764525	19.755360	5.28%	1,774
2013	14.288400	18.764525	31.33%	1,829
2012	12.246698	14.288400	16.67%	2,233
2011	14.277765	12.246698	-14.23%	2,263
2010	11.483792	14.277765	24.33%	1,623
2009	9.041196	11.483792	27.02%	1,605
2008	12.445282	9.041196	-27.35%	723
2007	13.200446	12.445282	-5.72%	893
2006	11.486449	13.200446	14.92%	766
2005	11.213262	11.486449	2.44%	912
1078

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	19.103748	20.844751	9.11%	15,537
2013	14.352411	19.103748	33.10%	23,672
2012	12.275938	14.352411	16.91%	33,196
2011	13.466916	12.275938	-8.84%	50,154
2010	11.534802	13.466916	16.75%	67,550
2009	9.261034	11.534802	24.55%	77,742
2008	14.227682	9.261034	-34.91%	87,535
2007	14.198448	14.227682	0.21%	110,292
2006	12.350978	14.198448	14.96%	108,937
2005	12.025678	12.350978	2.71%	116,415
1079

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.281351	27.267962	-6.88%	4,021
2013	23.804924	29.281351	23.01%	3,985
2012	20.320791	23.804924	17.15%	4,431
2011	22.276829	20.320791	-8.78%	8,176
2010	20.852791	22.276829	6.83%	8,944
2009	16.964338	20.852791	22.92%	7,442
2008	23.257023	16.964338	-27.06%	6,338
2007	16.418374	23.257023	41.65%	6,515
2006	13.900692	16.418374	18.11%	6,834
2005	11.378295	13.900692	22.17%	7,330
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	18.174015	19.218297	5.75%	1,521
2013	14.946277	18.174015	21.60%	1,743
2012	13.607189	14.946277	9.84%	1,994
2011	13.398066	13.607189	1.56%	2,956
2010	11.638487	13.398066	15.12%	3,393
2009	10.456774	11.638487	11.30%	1,203
2008	13.465010	10.456774	-22.34%	110
2007	12.052049	13.465010	11.72%	156
2006	11.024019	12.052049	9.33%	187
2005	10.678678	11.024019	3.23%	187
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	14.702117	15.078982	2.56%	6,765
2013	15.275686	14.702117	-3.75%	6,534
2012	14.691356	15.275686	3.98%	6,511
2011	13.926979	14.691356	5.49%	4,226
2010	13.360796	13.926979	4.24%	4,801
2009	12.683211	13.360796	5.34%	3,504
2008	12.862422	12.683211	-1.39%	1,319
2007	12.383989	12.862422	3.86%	5,417
2006	12.084738	12.383989	2.48%	5,995
2005	12.097853	12.084738	-0.11%	6,661
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.032211	17.284928	7.81%	2,551
2013	12.215844	16.032211	31.24%	2,673
2012	10.478367	12.215844	16.58%	2,604
2011	10.484885	10.478367	-0.06%	1,018
2010	8.822581	10.484885	18.84%	1,039
2009	7.236741	8.822581	21.91%	1,044
2008	11.286404	7.236741	-35.88%	6,304
2007	10.070006	11.286404	12.08%	10,562
2006	8.756261	10.070006	15.00%	14,389
2005	8.171308	8.756261	7.16%	15,200
1080

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.482319	18.876027	7.97%	1,123
2013	13.721231	17.482319	27.41%	1,123
2012	12.333812	13.721231	11.25%	1,220
2011	13.164071	12.333812	-6.31%	2,522
2010	11.507593	13.164071	14.39%	2,785
2009	9.930690	11.507593	15.88%	2,886
2008	15.764411	9.930690	-37.01%	1,584
2007	13.741488	15.764411	14.72%	539
2006	12.059347	13.741488	13.95%	131
2005	10.853055	12.059347	11.11%	118
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.430179	11.807397	-12.08%	145
2013	10.693989	13.430179	25.59%	129
2012	10.731773	10.693989	-0.35%	135
2011	12.007318	10.731773	-10.62%	122
2010	10.015701	12.007318	19.88%	861
2009	7.252869	10.015701	38.09%	1,025
2008	13.701387	7.252869	-47.06%	1,028
2007	9.213342	13.701387	48.71%	989
2006*	10.000000	9.213342	-7.87%	67
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.283264	10.127062	-1.52%	1,894
2013	10.281762	10.283264	0.01%	1,894
2012	9.829856	10.281762	4.60%	1,894
2011*	10.000000	9.829856	-1.70%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	13.819157	13.713964	-0.76%	2,423
2013	11.791059	13.819157	17.20%	2,582
2012	10.161106	11.791059	16.04%	3,029
2011	11.153154	10.161106	-8.89%	2,859
2010	9.884276	11.153154	12.84%	3,562
2009	7.924271	9.884276	24.73%	1,992
2008	13.934345	7.924271	-43.13%	823
2007	11.687682	13.934345	19.22%	3,411
2006	9.826938	11.687682	18.94%	4,748
2005	8.582491	9.826938	14.50%	5,178
1081

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.980153	11.095924	-14.52%	1,838
2013	12.249033	12.980153	5.97%	1,972
2012	12.230970	12.249033	0.15%	2,016
2011	15.839098	12.230970	-22.78%	1,708
2010	13.764038	15.839098	15.08%	2,213
2009	8.063765	13.764038	70.69%	2,311
2008	21.286548	8.063765	-62.12%	1,607
2007	15.091398	21.286548	41.05%	735
2006	12.233048	15.091398	23.37%	126
2005*	10.000000	12.233048	22.33%	61
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.608002	16.055739	9.91%	7,288
2013	10.890108	14.608002	34.14%	7,775
2012	9.826532	10.890108	10.82%	7,977
2011	9.788265	9.826532	0.39%	6,883
2010	8.844736	9.788265	10.67%	7,648
2009	7.080651	8.844736	24.91%	4,583
2008	11.303512	7.080651	-37.36%	9,564
2007	9.140601	11.303512	20.82%	18,528
2006	8.852353	9.140601	3.26%	23,791
2005	8.095891	8.852353	9.34%	25,753
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.160569	24.202213	0.17%	1,579
2013	22.242962	24.160569	8.62%	1,579
2012	19.073074	22.242962	16.62%	1,579
2011	18.432572	19.073074	3.47%	2,153
2010	16.325432	18.432572	12.91%	2,153
2009	11.342388	16.325432	43.93%	2,153
2008	14.758773	11.342388	-23.15%	1,095
2007	14.457179	14.758773	2.09%	2,689
2006	13.337425	14.457179	8.40%	3,001
2005	13.230708	13.337425	0.81%	3,306
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.738204	17.688281	-0.28%	860
2013	14.445957	17.738204	22.79%	860
2012	12.968072	14.445957	11.40%	860
2011	15.319156	12.968072	-15.35%	469
2010	13.658835	15.319156	12.16%	643
2009	10.144879	13.658835	34.64%	959
2008	17.874630	10.144879	-43.24%	490
2007	16.550400	17.874630	8.00%	715
2006	12.988952	16.550400	27.42%	638
2005	11.886106	12.988952	9.28%	740
1082

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.032853	9.958454	-0.74%	0
2013	10.261549	10.032853	-2.23%	0
2012	10.098934	10.261549	1.61%	0
2011*	10.000000	10.098934	0.99%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	23.354029	22.557328	-3.41%	246
2013	15.104940	23.354029	54.61%	239
2012	13.739714	15.104940	9.94%	92
2011	15.031011	13.739714	-8.59%	99
2010	10.855496	15.031011	38.46%	96
2009	7.816076	10.855496	38.89%	149
2008	15.301934	7.816076	-48.92%	151
2007	14.619514	15.301934	4.67%	106
2006	13.247095	14.619514	10.36%	83
2005	11.148934	13.247095	18.82%	42
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.764143	23.077743	6.04%	2,066
2013	17.039202	21.764143	27.73%	2,066
2012	15.264667	17.039202	11.63%	2,175
2011	15.615560	15.264667	-2.25%	1,989
2010	12.074847	15.615560	29.32%	1,992
2009	8.375425	12.074847	44.17%	1,998
2008	13.360973	8.375425	-37.31%	1,410
2007	12.070453	13.360973	10.69%	109
2006	11.310791	12.070453	6.72%	0
2005*	10.000000	11.310791	13.11%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.845186	9.679760	-1.68%	276
2013	10.013443	9.845186	-1.68%	276
2012	10.185049	10.013443	-1.68%	3,936
2011	10.358628	10.185049	-1.68%	3,967
2010	10.529841	10.358628	-1.63%	1,255
2009	10.603928	10.529841	-0.70%	1,646
2008	10.556708	10.603928	0.45%	3,909
2007	10.266377	10.556708	2.83%	2,832
2006	10.011179	10.266377	2.55%	1,227
2005	9.936424	10.011179	0.75%	884
1083

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.278411	20.829077	27.96%	0
2013	16.374889	16.278411	-0.59%	0
2012	14.151433	16.374889	15.71%	0
2011	13.708993	14.151433	3.23%	400
2010	10.851996	13.708993	26.33%	400
2009	8.930324	10.851996	21.52%	771
2008	14.203946	8.930324	-37.13%	371
2007	17.217135	14.203946	-17.50%	643
2006	13.463339	17.217135	27.88%	808
2005	12.357120	13.463339	8.95%	941
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.032085	25.322686	1.16%	640
2013	16.283129	25.032085	53.73%	632
2012	12.958832	16.283129	25.65%	583
2011	13.989390	12.958832	-7.37%	1,358
2010	12.621457	13.989390	10.84%	1,665
2009	8.926298	12.621457	41.40%	1,794
2008	13.736038	8.926298	-35.02%	3,178
2007	11.236701	13.736038	22.24%	5,365
2006	10.596290	11.236701	6.04%	7,914
2005	9.193564	10.596290	15.26%	8,708
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	18.380837	18.356328	-0.13%	1,363
2013	13.042999	18.380837	40.92%	1,429
2012	12.617469	13.042999	3.37%	1,504
2011	14.357661	12.617469	-12.12%	2,211
2010	11.335587	14.357661	26.66%	2,153
2009	8.559510	11.335587	32.43%	2,309
2008	14.316607	8.559510	-40.21%	3,554
2007	12.831230	14.316607	11.58%	4,738
2006	12.424678	12.831230	3.27%	7,268
2005	11.196441	12.424678	10.97%	8,089
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.672504	19.648471	5.23%	554
2013	14.225564	18.672504	31.26%	554
2012	12.199060	14.225564	16.61%	554
2011	14.229454	12.199060	-14.27%	1,126
2010	11.450753	14.229454	24.27%	1,126
2009	9.019763	11.450753	26.95%	1,465
2008	12.422115	9.019763	-27.39%	893
2007	13.182617	12.422115	-5.77%	592
2006	11.476758	13.182617	14.86%	740
2005	11.209485	11.476758	2.38%	853
1084

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	18.981090	20.700389	9.06%	3,657
2013	14.267498	18.981090	33.04%	3,769
2012	12.209529	14.267498	16.86%	3,698
2011	13.400873	12.209529	-8.89%	2,685
2010	11.484061	13.400873	16.69%	2,670
2009	9.224987	11.484061	24.49%	2,667
2008	14.179523	9.224987	-34.94%	2,128
2007	14.157624	14.179523	0.15%	2,383
2006	12.321716	14.157624	14.90%	3,852
2005	12.003276	12.321716	2.65%	4,562
1085

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.087115	27.073296	-6.92%	1,964
2013	23.659040	29.087115	22.94%	2,179
2012	20.206565	23.659040	17.09%	2,355
2011	22.162871	20.206565	-8.83%	3,102
2010	20.756661	22.162871	6.77%	5,905
2009	16.894710	20.756661	22.86%	6,378
2008	23.173382	16.894710	-27.09%	6,334
2007	16.367681	23.173382	41.58%	6,344
2006	13.864795	16.367681	18.05%	4,706
2005	11.354672	13.864795	22.11%	4,659
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	18.053475	19.081119	5.69%	3,882
2013	14.854692	18.053475	21.53%	3,984
2012	13.530699	14.854692	9.79%	4,030
2011	13.329507	13.530699	1.51%	4,418
2010	11.584817	13.329507	15.06%	6,406
2009	10.413848	11.584817	11.24%	6,666
2008	13.416583	10.413848	-22.38%	7,568
2007	12.014846	13.416583	11.67%	7,284
2006	10.995573	12.014846	9.27%	7,798
2005	10.656532	10.995573	3.18%	7,985
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	14.604615	14.971368	2.51%	7,834
2013	15.182102	14.604615	-3.80%	7,753
2012	14.608796	15.182102	3.92%	7,849
2011	13.855740	14.608796	5.43%	8,299
2010	13.299208	13.855740	4.18%	10,926
2009	12.631174	13.299208	5.29%	11,475
2008	12.816170	12.631174	-1.44%	11,915
2007	12.345780	12.816170	3.81%	11,054
2006	12.053554	12.345780	2.42%	1,929
2005	12.072760	12.053554	-0.16%	3,245
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	15.925823	17.161495	7.76%	1,714
2013	12.140956	15.925823	31.17%	4,684
2012	10.419439	12.140956	16.52%	5,441
2011	10.431224	10.419439	-0.11%	6,447
2010	8.781886	10.431224	18.78%	10,182
2009	7.207018	8.781886	21.85%	10,673
2008	11.245791	7.207018	-35.91%	11,633
2007	10.038903	11.245791	12.02%	10,493
2006	8.733643	10.038903	14.95%	10,568
2005	8.154339	8.733643	7.10%	12,195
1086

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.396641	18.773960	7.92%	0
2013	13.660919	17.396641	27.35%	0
2012	12.285867	13.660919	11.19%	0
2011	13.119557	12.285867	-6.35%	0
2010	11.474513	13.119557	14.34%	0
2009	9.907185	11.474513	15.82%	413
2008	15.735105	9.907185	-37.04%	178
2007	13.722948	15.735105	14.66%	0
2006	12.049184	13.722948	13.89%	0
2005	10.849412	12.049184	11.06%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.377836	11.755380	-12.13%	0
2013	10.657731	13.377836	25.52%	0
2012	10.700849	10.657731	-0.40%	0
2011	11.978810	10.700849	-10.67%	0
2010	9.997008	11.978810	19.82%	0
2009	7.243020	9.997008	38.02%	0
2008	13.689761	7.243020	-47.09%	0
2007	9.210232	13.689761	48.64%	0
2006*	10.000000	9.210232	-7.90%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.269334	10.108190	-1.57%	0
2013	10.273054	10.269334	-0.04%	0
2012	9.826537	10.273054	4.54%	0
2011*	10.000000	9.826537	-1.73%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	13.727436	13.616013	-0.81%	0
2013	11.718772	13.727436	17.14%	0
2012	10.103951	11.718772	15.98%	0
2011	11.096056	10.103951	-8.94%	0
2010	9.838674	11.096056	12.78%	0
2009	7.891726	9.838674	24.67%	340
2008	13.884189	7.891726	-43.16%	187
2007	11.651566	13.884189	19.16%	238
2006	9.801536	11.651566	18.87%	211
2005	8.564653	9.801536	14.44%	596
1087

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.923595	11.041941	-14.56%	0
2013	12.201866	12.923595	5.91%	0
2012	12.190087	12.201866	0.10%	0
2011	15.794187	12.190087	-22.82%	419
2010	13.731983	15.794187	15.02%	444
2009	8.049072	13.731983	70.60%	880
2008	21.258617	8.049072	-62.14%	533
2007	15.079307	21.258617	40.98%	242
2006	12.229450	15.079307	23.30%	0
2005*	10.000000	12.229450	22.29%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.511125	15.941147	9.85%	8,272
2013	10.823385	14.511125	34.07%	7,322
2012	9.771310	10.823385	10.77%	7,678
2011	9.738203	9.771310	0.34%	7,849
2010	8.803971	9.738203	10.61%	14,205
2009	7.051604	8.803971	24.85%	15,172
2008	11.262879	7.051604	-37.39%	15,441
2007	9.112400	11.262879	20.76%	18,953
2006	8.829510	9.112400	3.20%	26,235
2005	8.079089	8.829510	9.29%	28,920
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.000294	24.029430	0.12%	179
2013	22.106645	24.000294	8.57%	179
2012	18.965857	22.106645	16.56%	179
2011	18.338264	18.965857	3.42%	179
2010	16.250165	18.338264	12.85%	179
2009	11.295831	16.250165	43.86%	480
2008	14.705677	11.295831	-23.19%	365
2007	14.412537	14.705677	2.03%	179
2006	13.302997	14.412537	8.34%	179
2005	13.203257	13.302997	0.76%	179
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.651210	17.592582	-0.33%	80
2013	14.382417	17.651210	22.73%	80
2012	12.917625	14.382417	11.34%	80
2011	15.267323	12.917625	-15.39%	284
2010	13.619537	15.267323	12.10%	284
2009	10.120840	13.619537	34.57%	417
2008	17.841381	10.120840	-43.27%	338
2007	16.528063	17.841381	7.95%	284
2006	12.977994	16.528063	27.35%	284
2005	11.882106	12.977994	9.22%	0
1088

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.019265	9.939909	-0.79%	0
2013	10.252867	10.019265	-2.28%	0
2012	10.095534	10.252867	1.56%	0
2011*	10.000000	10.095534	0.96%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	23.239435	22.435211	-3.46%	0
2013	15.038455	23.239435	54.53%	0
2012	13.686220	15.038455	9.88%	0
2011	14.980106	13.686220	-8.64%	132
2010	10.824228	14.980106	38.39%	151
2009	7.797527	10.824228	38.82%	151
2008	15.273422	7.797527	-48.95%	151
2007	14.599734	15.273422	4.61%	0
2006	13.235888	14.599734	10.30%	0
2005	11.145161	13.235888	18.76%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.669290	22.965484	5.98%	68
2013	16.973576	21.669290	27.66%	68
2012	15.213627	16.973576	11.57%	68
2011	15.571250	15.213627	-2.30%	240
2010	12.046692	15.571250	29.26%	240
2009	8.360150	12.046692	44.10%	296
2008	13.343410	8.360150	-37.35%	240
2007	12.060759	13.343410	10.63%	240
2006	11.307455	12.060759	6.66%	240
2005*	10.000000	11.307455	13.07%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.779877	9.610656	-1.73%	293
2013	9.952077	9.779877	-1.73%	0
2012	10.127790	9.952077	-1.73%	0
2011	10.305626	10.127790	-1.73%	0
2010	10.481297	10.305626	-1.68%	0
2009	10.560412	10.481297	-0.75%	19
2008	10.518736	10.560412	0.40%	391
2007	10.234684	10.518736	2.78%	243
2006	9.985338	10.234684	2.50%	1,053
2005	9.915806	9.985338	0.70%	1,128
1089

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.200615	20.719016	27.89%	0
2013	16.304929	16.200615	-0.64%	0
2012	14.098154	16.304929	15.65%	0
2011	13.664319	14.098154	3.17%	0
2010	10.822120	13.664319	26.26%	0
2009	8.910273	10.822120	21.46%	365
2008	14.179316	8.910273	-37.16%	120
2007	17.196075	14.179316	-17.54%	0
2006	13.453700	17.196075	27.82%	0
2005	12.354526	13.453700	8.90%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	24.866123	25.142002	1.11%	1,401
2013	16.183392	24.866123	53.65%	1,401
2012	12.886024	16.183392	25.59%	1,754
2011	13.917861	12.886024	-7.41%	1,754
2010	12.563310	13.917861	10.78%	1,754
2009	8.889689	12.563310	41.32%	1,998
2008	13.686681	8.889689	-35.05%	1,714
2007	11.202058	13.686681	22.18%	1,591
2006	10.568981	11.202058	5.99%	1,591
2005	9.174517	10.568981	15.20%	3,849
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	18.258839	18.225213	-0.18%	180
2013	12.963013	18.258839	40.85%	180
2012	12.546492	12.963013	3.32%	600
2011	14.284151	12.546492	-12.16%	859
2010	11.283273	14.284151	26.60%	859
2009	8.524344	11.283273	32.37%	928
2008	14.265071	8.524344	-40.24%	890
2007	12.791582	14.265071	11.52%	621
2006	12.392579	12.791582	3.22%	623
2005	11.173187	12.392579	10.91%	1,668
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.580930	19.542163	5.17%	0
2013	14.163001	18.580930	31.19%	0
2012	12.151602	14.163001	16.55%	0
2011	14.181297	12.151602	-14.31%	0
2010	11.417794	14.181297	24.20%	0
2009	8.998388	11.417794	26.89%	0
2008	12.398995	8.998388	-27.43%	0
2007	13.164824	12.398995	-5.82%	0
2006	11.467086	13.164824	14.81%	0
2005	11.205722	11.467086	2.33%	0
1090

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	18.859100	20.556879	9.00%	1,654
2013	14.183027	18.859100	32.97%	1,697
2012	12.143433	14.183027	16.80%	2,092
2011	13.335088	12.143433	-8.94%	2,321
2010	11.433510	13.335088	16.63%	5,190
2009	9.189047	11.433510	24.43%	5,312
2008	14.131483	9.189047	-34.97%	5,340
2007	14.116876	14.131483	0.10%	5,403
2006	12.292488	14.116876	14.84%	6,303
2005	11.980875	12.292488	2.60%	6,596
1091

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	28.894204	26.880030	-6.97%	6,520
2013	23.514093	28.894204	22.88%	6,761
2012	20.093013	23.514093	17.03%	7,079
2011	22.049524	20.093013	-8.87%	7,856
2010	20.660999	22.049524	6.72%	13,084
2009	16.825408	20.660999	22.80%	17,020
2008	23.090085	16.825408	-27.13%	17,637
2007	16.317183	23.090085	41.51%	12,034
2006	13.829041	16.317183	17.99%	15,894
2005	11.331137	13.829041	22.04%	9,068
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	17.933641	18.944824	5.64%	5,267
2013	14.763606	17.933641	21.47%	5,170
2012	13.454601	14.763606	9.73%	5,357
2011	13.261284	13.454601	1.46%	5,868
2010	11.531383	13.261284	15.00%	8,216
2009	10.371093	11.531383	11.19%	7,749
2008	13.368309	10.371093	-22.42%	7,070
2007	11.977740	13.368309	11.61%	8,999
2006	10.967172	11.977740	9.21%	7,792
2005	10.634409	10.967172	3.13%	8,184
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	14.507723	14.864472	2.46%	9,838
2013	15.089061	14.507723	-3.85%	9,137
2012	14.526680	15.089061	3.87%	9,463
2011	13.784851	14.526680	5.38%	12,712
2010	13.237899	13.784851	4.13%	13,006
2009	12.579343	13.237899	5.24%	18,772
2008	12.770070	12.579343	-1.49%	18,146
2007	12.307655	12.770070	3.76%	10,278
2006	12.022433	12.307655	2.37%	7,633
2005	12.047708	12.022433	-0.21%	6,751
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	15.820121	17.038918	7.70%	14,544
2013	12.066514	15.820121	31.11%	14,676
2012	10.360830	12.066514	16.46%	15,032
2011	10.377811	10.360830	-0.16%	18,496
2010	8.741354	10.377811	18.72%	23,572
2009	7.177410	8.741354	21.79%	34,443
2008	11.205303	7.177410	-35.95%	32,858
2007	10.007879	11.205303	11.96%	26,594
2006	8.711073	10.007879	14.89%	30,740
2005	8.137392	8.711073	7.05%	33,102
1092

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.311268	18.672324	7.86%	2,216
2013	13.600802	17.311268	27.28%	2,313
2012	12.238042	13.600802	11.14%	2,329
2011	13.075125	12.238042	-6.40%	2,329
2010	11.441470	13.075125	14.28%	2,308
2009	9.883687	11.441470	15.76%	1,691
2008	15.705806	9.883687	-37.07%	385
2007	13.704406	15.705806	14.60%	510
2006	12.039021	13.704406	13.83%	0
2005	10.845761	12.039021	11.00%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.325692	11.703593	-12.17%	4,549
2013	10.621590	13.325692	25.46%	4,549
2012	10.670000	10.621590	-0.45%	4,768
2011	11.950360	10.670000	-10.71%	4,768
2010	9.978349	11.950360	19.76%	4,768
2009	7.233179	9.978349	37.95%	4,995
2008	13.678145	7.233179	-47.12%	5,072
2007	9.207116	13.678145	48.56%	1,250
2006*	10.000000	9.207116	-7.93%	359
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.255395	10.089339	-1.62%	0
2013	10.264333	10.255395	-0.09%	0
2012	9.823217	10.264333	4.49%	0
2011*	10.000000	9.823217	-1.77%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	13.636290	13.518725	-0.86%	3,082
2013	11.646885	13.636290	17.08%	3,078
2012	10.047101	11.646885	15.92%	3,397
2011	11.039236	10.047101	-8.99%	4,937
2010	9.793277	11.039236	12.72%	5,855
2009	7.859316	9.793277	24.61%	8,815
2008	13.834228	7.859316	-43.19%	5,281
2007	11.615577	13.834228	19.10%	4,724
2006	9.776219	11.615577	18.81%	4,643
2005	8.546859	9.776219	14.38%	4,856
1093

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.867191	10.988151	-14.60%	4,431
2013	12.154801	12.867191	5.86%	4,603
2012	12.149259	12.154801	0.05%	4,809
2011	15.749294	12.149259	-22.86%	4,780
2010	13.699923	15.749294	14.96%	9,349
2009	8.034380	13.699923	70.52%	15,783
2008	21.230671	8.034380	-62.16%	12,843
2007	15.067189	21.230671	40.91%	7,698
2006	12.225828	15.067189	23.24%	9,058
2005*	10.000000	12.225828	22.26%	654
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.414790	15.827264	9.80%	14,665
2013	10.757016	14.414790	34.00%	14,798
2012	9.716341	10.757016	10.71%	15,034
2011	9.688336	9.716341	0.29%	19,975
2010	8.763340	9.688336	10.56%	25,156
2009	7.022630	8.763340	24.79%	27,408
2008	11.222325	7.022630	-37.42%	28,232
2007	9.084235	11.222325	20.70%	32,362
2006	8.806697	9.084235	3.15%	35,312
2005	8.062303	8.806697	9.23%	35,735
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	23.841165	23.857974	0.07%	4,431
2013	21.971242	23.841165	8.51%	4,646
2012	18.859306	21.971242	16.50%	4,755
2011	18.244495	18.859306	3.37%	6,862
2010	16.175283	18.244495	12.79%	7,049
2009	11.249498	16.175283	43.79%	7,186
2008	14.652819	11.249498	-23.23%	6,821
2007	14.368077	14.652819	1.98%	3,826
2006	13.268682	14.368077	8.29%	3,660
2005	13.175880	13.268682	0.70%	6,317
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.564595	17.497349	-0.38%	1,684
2013	14.319127	17.564595	22.67%	1,775
2012	12.867337	14.319127	11.28%	1,780
2011	15.215640	12.867337	-15.43%	1,780
2010	13.580340	15.215640	12.04%	2,391
2009	10.096848	13.580340	34.50%	6,235
2008	17.808170	10.096848	-43.30%	5,321
2007	16.505746	17.808170	7.89%	1,484
2006	12.967046	16.505746	27.29%	705
2005	11.878109	12.967046	9.17%	0
1094

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	10.005667	9.921364	-0.84%	0
2013	10.244175	10.005667	-2.33%	0
2012	10.092123	10.244175	1.51%	0
2011*	10.000000	10.092123	0.92%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	23.125440	22.313797	-3.51%	0
2013	14.972306	23.125440	54.45%	0
2012	13.632963	14.972306	9.82%	0
2011	14.929400	13.632963	-8.68%	0
2010	10.793077	14.929400	38.32%	0
2009	7.779036	10.793077	38.75%	0
2008	15.244988	7.779036	-48.97%	0
2007	14.580015	15.244988	4.56%	0
2006	13.224727	14.580015	10.25%	0
2005	11.141414	13.224727	18.70%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.574873	22.853781	5.93%	1,572
2013	16.908213	21.574873	27.60%	1,677
2012	15.162773	16.908213	11.51%	1,694
2011	15.527086	15.162773	-2.35%	1,802
2010	12.018634	15.527086	29.19%	1,895
2009	8.344923	12.018634	44.02%	2,160
2008	13.325893	8.344923	-37.38%	261
2007	12.051086	13.325893	10.58%	301
2006	11.304117	12.051086	6.61%	0
2005*	10.000000	11.304117	13.04%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.714952	9.541997	-1.78%	31,361
2013	9.891049	9.714952	-1.78%	31,374
2012	10.070835	9.891049	-1.79%	31,464
2011	10.252872	10.070835	-1.78%	31,977
2010	10.432954	10.252872	-1.73%	31,538
2009	10.517057	10.432954	-0.80%	1,618
2008	10.480886	10.517057	0.35%	12,747
2007	10.203077	10.480886	2.72%	6,782
2006	9.959557	10.203077	2.45%	2,115
2005	9.895226	9.959557	0.65%	1,011
1095

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.123155	20.609463	27.83%	664
2013	16.235231	16.123155	-0.69%	708
2012	14.045059	16.235231	15.59%	712
2011	13.619767	14.045059	3.12%	712
2010	10.792324	13.619767	26.20%	1,730
2009	8.890277	10.792324	21.39%	2,032
2008	14.154722	8.890277	-37.19%	1,844
2007	17.175049	14.154722	-17.59%	1,290
2006	13.444055	17.175049	27.75%	581
2005	12.351936	13.444055	8.84%	581
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	24.700974	24.962307	1.06%	9,645
2013	16.084077	24.700974	53.57%	10,059
2012	12.813483	16.084077	25.52%	10,419
2011	13.846542	12.813483	-7.46%	11,668
2010	12.505303	13.846542	10.73%	15,252
2009	8.853154	12.505303	41.25%	17,508
2008	13.637386	8.853154	-35.08%	15,592
2007	11.167421	13.637386	22.12%	11,132
2006	10.541658	11.167421	5.94%	12,404
2005	9.155443	10.541658	15.14%	10,440
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	18.137611	18.094994	-0.23%	10,673
2013	12.883495	18.137611	40.78%	10,967
2012	12.475902	12.883495	3.27%	11,008
2011	14.211010	12.475902	-12.21%	12,699
2010	11.231202	14.211010	26.53%	12,910
2009	8.489334	11.231202	32.30%	16,081
2008	14.213730	8.489334	-40.27%	11,239
2007	12.752071	14.213730	11.46%	6,528
2006	12.360569	12.752071	3.17%	7,442
2005	11.149982	12.360569	10.86%	8,980
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.489758	19.436379	5.12%	158
2013	14.100679	18.489758	31.13%	158
2012	12.104302	14.100679	16.49%	164
2011	14.133281	12.104302	-14.36%	164
2010	11.384924	14.133281	24.14%	164
2009	8.977050	11.384924	26.82%	0
2008	12.375917	8.977050	-27.46%	0
2007	13.147047	12.375917	-5.87%	0
2006	11.457412	13.147047	14.75%	0
2005	11.201949	11.457412	2.28%	0
1096

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	18.737908	20.414388	8.95%	6,214
2013	14.099045	18.737908	32.90%	6,168
2012	12.077686	14.099045	16.74%	6,534
2011	13.269643	12.077686	-8.98%	6,760
2010	11.383167	13.269643	16.57%	6,888
2009	9.153250	11.383167	24.36%	8,216
2008	14.083623	9.153250	-35.01%	7,581
2007	14.076270	14.083623	0.05%	8,514
2006	12.263348	14.076270	14.78%	9,207
2005	11.958537	12.263348	2.55%	13,364
1097

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	28.702426	26.688023	-7.02%	6,489
2013	23.369911	28.702426	22.82%	9,148
2012	19.980000	23.369911	16.97%	10,666
2011	21.936664	19.980000	-8.92%	11,606
2010	20.565724	21.936664	6.67%	12,238
2009	16.756337	20.565724	22.73%	18,228
2008	23.007031	16.756337	-27.17%	16,751
2007	16.266808	23.007031	41.44%	18,356
2006	13.793345	16.266808	17.93%	19,130
2005	11.307615	13.793345	21.98%	20,185
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	17.814576	18.809462	5.58%	7,908
2013	14.673056	17.814576	21.41%	7,322
2012	13.378906	14.673056	9.67%	7,313
2011	13.193376	13.378906	1.41%	8,036
2010	11.478176	13.193376	14.94%	8,711
2009	10.328502	11.478176	11.13%	8,810
2008	13.320203	10.328502	-22.46%	8,354
2007	11.940751	13.320203	11.55%	12,090
2006	10.938861	11.940751	9.16%	7,770
2005	10.612329	10.938861	3.08%	7,997
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	14.411356	14.758225	2.41%	1,339
2013	14.996464	14.411356	-3.90%	3,750
2012	14.444907	14.996464	3.82%	15,424
2011	13.714218	14.444907	5.33%	3,521
2010	13.176788	13.714218	4.08%	3,905
2009	12.527651	13.176788	5.18%	4,546
2008	12.724081	12.527651	-1.54%	4,641
2007	12.269620	12.724081	3.70%	5,315
2006	11.991376	12.269620	2.32%	2,609
2005	12.022687	11.991376	-0.26%	3,527
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	15.715091	16.917177	7.65%	15,034
2013	11.992501	15.715091	31.04%	18,170
2012	10.302532	11.992501	16.40%	18,936
2011	10.324672	10.302532	-0.21%	16,787
2010	8.701028	10.324672	18.66%	18,306
2009	7.147936	8.701028	21.73%	21,103
2008	11.164979	7.147936	-35.98%	19,821
2007	9.976968	11.164979	11.91%	18,022
2006	8.688574	9.976968	14.83%	23,354
2005	8.120498	8.688574	7.00%	26,809
1098

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.226297	18.571212	7.81%	273
2013	13.540931	17.226297	27.22%	451
2012	12.190398	13.540931	11.08%	450
2011	13.030848	12.190398	-6.45%	459
2010	11.408525	13.030848	14.22%	468
2009	9.860246	11.408525	15.70%	1,603
2008	15.676559	9.860246	-37.10%	4,070
2007	13.685905	15.676559	14.55%	5,301
2006	12.028860	13.685905	13.78%	3,988
2005	10.842113	12.028860	10.95%	852
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.273755	11.652032	-12.22%	2,439
2013	10.585577	13.273755	25.39%	189
2012	10.639249	10.585577	-0.50%	556
2011	11.921965	10.639249	-10.76%	556
2010	9.959699	11.921965	19.70%	556
2009	7.223338	9.959699	37.88%	1,343
2008	13.666521	7.223338	-47.15%	1,026
2007	9.204002	13.666521	48.48%	3,146
2006*	10.000000	9.204002	-7.96%	1,119
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.241491	10.070529	-1.67%	0
2013	10.255638	10.241491	-0.14%	0
2012	9.819903	10.255638	4.44%	0
2011*	10.000000	9.819903	-1.80%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	13.545729	13.422102	-0.91%	5,907
2013	11.575430	13.545729	17.02%	5,971
2012	9.990559	11.575430	15.86%	6,250
2011	10.982697	9.990559	-9.03%	6,964
2010	9.748069	10.982697	12.67%	6,793
2009	7.827024	9.748069	24.54%	9,745
2008	13.784418	7.827024	-43.22%	11,022
2007	11.579680	13.784418	19.04%	9,929
2006	9.750960	11.579680	18.75%	7,046
2005	8.529109	9.750960	14.33%	9,061
1099

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.811075	10.934639	-14.65%	695
2013	12.107960	12.811075	5.81%	3,662
2012	12.108624	12.107960	-0.01%	4,331
2011	15.704601	12.108624	-22.90%	9,297
2010	13.667983	15.704601	14.90%	9,448
2009	8.019723	13.667983	70.43%	20,083
2008	21.202788	8.019723	-62.18%	16,595
2007	15.055105	21.202788	40.83%	13,052
2006	12.222219	15.055105	23.18%	11,061
2005*	10.000000	12.222219	22.22%	9,055
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.319079	15.714173	9.74%	12,726
2013	10.691020	14.319079	33.94%	16,833
2012	9.661666	10.691020	10.65%	18,446
2011	9.638719	9.661666	0.24%	20,726
2010	8.722883	9.638719	10.50%	23,378
2009	6.993767	8.722883	24.72%	27,376
2008	11.181906	6.993767	-37.45%	26,058
2007	9.056152	11.181906	20.63%	24,707
2006	8.783933	9.056152	3.10%	30,610
2005	8.045554	8.783933	9.18%	38,945
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	23.682833	23.687461	0.02%	2,512
2013	21.836451	23.682833	8.46%	2,578
2012	18.753171	21.836451	16.44%	2,709
2011	18.151041	18.753171	3.32%	2,693
2010	16.100631	18.151041	12.73%	3,049
2009	11.203274	16.100631	43.71%	3,192
2008	14.600056	11.203274	-23.27%	3,086
2007	14.323679	14.600056	1.93%	2,732
2006	13.234405	14.323679	8.23%	4,797
2005	13.148530	13.234405	0.65%	5,320
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.478408	17.402621	-0.43%	25
2013	14.256119	17.478408	22.60%	291
2012	12.817265	14.256119	11.23%	581
2011	15.164134	12.817265	-15.48%	1,565
2010	13.541248	15.164134	11.98%	1,747
2009	10.072910	13.541248	34.43%	1,785
2008	17.775027	10.072910	-43.33%	631
2007	16.483458	17.775027	7.84%	4,178
2006	12.956103	16.483458	27.23%	2,901
2005	11.874109	12.956103	9.11%	1,360
1100

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	9.992089	9.902864	-0.89%	0
2013	10.235488	9.992089	-2.38%	0
2012	10.088710	10.235488	1.45%	0
2011*	10.000000	10.088710	0.89%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	23.011926	22.192946	-3.56%	1,483
2013	14.906390	23.011926	54.38%	2,094
2012	13.579882	14.906390	9.77%	243
2011	14.878845	13.579882	-8.73%	6,685
2010	10.762006	14.878845	38.25%	6,998
2009	7.760596	10.762006	38.67%	452
2008	15.216622	7.760596	-49.00%	380
2007	14.560338	15.216622	4.51%	1,129
2006	13.213592	14.560338	10.19%	2,483
2005	11.137673	13.213592	18.64%	1,729
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.480723	22.742475	5.87%	2,737
2013	16.842999	21.480723	27.54%	3,514
2012	15.112000	16.842999	11.45%	1,633
2011	15.482961	15.112000	-2.40%	4,268
2010	11.990581	15.482961	29.13%	4,284
2009	8.329691	11.990581	43.95%	1,422
2008	13.308372	8.329691	-37.41%	1,314
2007	12.041399	13.308372	10.52%	1,474
2006	11.300782	12.041399	6.55%	1,484
2005*	10.000000	11.300782	13.01%	687
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.650443	9.473805	-1.83%	0
2013	9.830371	9.650443	-1.83%	0
2012	10.014170	9.830371	-1.84%	0
2011	10.200359	10.014170	-1.83%	0
2010	10.384807	10.200359	-1.78%	0
2009	10.473856	10.384807	-0.85%	72
2008	10.443152	10.473856	0.29%	2,764
2007	10.171550	10.443152	2.67%	4,537
2006	9.933826	10.171550	2.39%	1,725
2005	9.874674	9.933826	0.60%	1,265
1101

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	16.046056	20.500478	27.76%	23
2013	16.165831	16.046056	-0.74%	288
2012	13.992152	16.165831	15.53%	502
2011	13.575358	13.992152	3.07%	2,363
2010	10.762600	13.575358	26.13%	2,234
2009	8.870298	10.762600	21.33%	2,427
2008	14.130142	8.870298	-37.22%	2,117
2007	17.154012	14.130142	-17.63%	3,715
2006	13.434409	17.154012	27.69%	5,486
2005	12.349343	13.434409	8.79%	5,064
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	24.536964	24.783938	1.01%	8,729
2013	15.985412	24.536964	53.50%	11,387
2012	12.741379	15.985412	25.46%	8,540
2011	13.775633	12.741379	-7.51%	9,835
2010	12.447594	13.775633	10.67%	10,819
2009	8.816780	12.447594	41.18%	14,244
2008	13.588299	8.816780	-35.11%	13,077
2007	11.132925	13.588299	22.06%	15,220
2006	10.514438	11.132925	5.88%	15,919
2005	9.136430	10.514438	15.08%	22,839
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	18.017136	17.965643	-0.29%	11,601
2013	12.804436	18.017136	40.71%	13,482
2012	12.405676	12.804436	3.21%	11,872
2011	14.138201	12.405676	-12.25%	13,326
2010	11.179356	14.138201	26.47%	13,348
2009	8.454444	11.179356	32.23%	15,537
2008	14.162554	8.454444	-40.30%	14,872
2007	12.712663	14.162554	11.41%	12,904
2006	12.328642	12.712663	3.11%	14,200
2005	11.126823	12.328642	10.80%	18,730
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.398982	19.331101	5.07%	516
2013	14.038582	18.398982	31.06%	596
2012	12.057151	14.038582	16.43%	1,693
2011	14.085391	12.057151	-14.40%	2,939
2010	11.352119	14.085391	24.08%	2,861
2009	8.955749	11.352119	26.76%	1,510
2008	12.352856	8.955749	-27.50%	1,403
2007	13.129271	12.352856	-5.91%	1,589
2006	11.447738	13.129271	14.69%	2,869
2005	11.198178	11.447738	2.23%	1,735
1102

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	18.617404	20.272768	8.89%	5,741
2013	14.015497	18.617404	32.83%	8,157
2012	12.012249	14.015497	16.68%	8,707
2011	13.204456	12.012249	-9.03%	11,032
2010	11.333025	13.204456	16.51%	10,869
2009	9.117574	11.333025	24.30%	11,434
2008	14.035888	9.117574	-35.04%	12,284
2007	14.035747	14.035888	0.00%	12,969
2006	12.234249	14.035747	14.73%	15,333
2005	11.936220	12.234249	2.50%	17,832
1103

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	28.511757	26.497225	-7.07%	36
2013	23.226486	28.511757	22.76%	37
2012	19.867525	23.226486	16.91%	37
2011	21.824273	19.867525	-8.97%	22
2010	20.470767	21.824273	6.61%	392
2009	16.687470	20.470767	22.67%	403
2008	22.924163	16.687470	-27.21%	521
2007	16.216512	22.924163	41.36%	557
2006	13.757682	16.216512	17.87%	575
2005	11.284110	13.757682	21.92%	586
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	17.696314	18.675080	5.53%	0
2013	14.583066	17.696314	21.35%	85
2012	13.303645	14.583066	9.62%	85
2011	13.125833	13.303645	1.35%	85
2010	11.425224	13.125833	14.88%	104
2009	10.286081	11.425224	11.07%	104
2008	13.272253	10.286081	-22.50%	177
2007	11.903856	13.272253	11.50%	177
2006	10.910595	11.903856	9.10%	215
2005	10.590282	10.910595	3.02%	215
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	14.315679	14.652772	2.35%	368
2013	14.904497	14.315679	-3.95%	750
2012	14.363658	14.904497	3.77%	766
2011	13.644011	14.363658	5.27%	785
2010	13.116009	13.644011	4.03%	1,422
2009	12.476211	13.116009	5.13%	1,414
2008	12.678289	12.476211	-1.59%	1,290
2007	12.231722	12.678289	3.65%	1,668
2006	11.960409	12.231722	2.27%	843
2005	11.997729	11.960409	-0.31%	712
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	15.610648	16.796183	7.59%	385
2013	11.918865	15.610648	30.97%	498
2012	10.244509	11.918865	16.34%	498
2011	10.271743	10.244509	-0.27%	530
2010	8.660825	10.271743	18.60%	1,329
2009	7.118529	8.660825	21.67%	1,424
2008	11.124729	7.118529	-36.01%	1,708
2007	9.946095	11.124729	11.85%	1,607
2006	8.666092	9.946095	14.77%	1,596
2005	8.103604	8.666092	6.94%	1,517
1104

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.141705	18.470602	7.75%	0
2013	13.481304	17.141705	27.15%	0
2012	12.142905	13.481304	11.02%	0
2011	12.986685	12.142905	-6.50%	0
2010	11.375655	12.986685	14.16%	0
2009	9.836852	11.375655	15.64%	0
2008	15.647355	9.836852	-37.13%	88
2007	13.667398	15.647355	14.49%	74
2006	12.018704	13.667398	13.72%	77
2005	10.838453	12.018704	10.89%	77
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.221947	11.600625	-12.26%	0
2013	10.549636	13.221947	25.33%	0
2012	10.608544	10.549636	-0.56%	0
2011	11.893610	10.608544	-10.80%	0
2010	9.941071	11.893610	19.64%	0
2009	7.213509	9.941071	37.81%	0
2008	13.654905	7.213509	-47.17%	0
2007	9.200892	13.654905	48.41%	0
2006*	10.000000	9.200892	-7.99%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.227577	10.051725	-1.72%	0
2013	10.246938	10.227577	-0.19%	0
2012	9.816587	10.246938	4.38%	0
2011*	10.000000	9.816587	-1.83%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	13.455743	13.326148	-0.96%	86
2013	11.504386	13.455743	16.96%	86
2012	9.934308	11.504386	15.80%	87
2011	10.926419	9.934308	-9.08%	63
2010	9.703059	10.926419	12.61%	743
2009	7.794845	9.703059	24.48%	747
2008	13.734768	7.794845	-43.25%	764
2007	11.543887	13.734768	18.98%	607
2006	9.725760	11.543887	18.69%	641
2005	8.511386	9.725760	14.27%	662
1105

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.755113	10.881321	-14.69%	28
2013	12.061214	12.755113	5.75%	28
2012	12.068050	12.061214	-0.06%	28
2011	15.659957	12.068050	-22.94%	12
2010	13.636062	15.659957	14.84%	36
2009	8.005079	13.636062	70.34%	36
2008	21.174907	8.005079	-62.20%	0
2007	15.043015	21.174907	40.76%	0
2006	12.218605	15.043015	23.12%	0
2005*	10.000000	12.218605	22.19%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.223941	15.601819	9.69%	403
2013	10.625393	14.223941	33.87%	583
2012	9.607261	10.625393	10.60%	584
2011	9.589314	9.607261	0.19%	585
2010	8.682604	9.589314	10.44%	2,087
2009	6.965020	8.682604	24.66%	2,178
2008	11.141629	6.965020	-37.49%	2,565
2007	9.028161	11.141629	20.57%	2,465
2006	8.761234	9.028161	3.05%	2,606
2005	8.028841	8.761234	9.12%	2,509
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	23.525531	23.518142	-0.03%	25
2013	21.702460	23.525531	8.40%	24
2012	18.647619	21.702460	16.38%	26
2011	18.058040	18.647619	3.26%	27
2010	16.026293	18.058040	12.68%	415
2009	11.157228	16.026293	43.64%	431
2008	14.547469	11.157228	-23.30%	527
2007	14.279392	14.547469	1.88%	564
2006	13.200188	14.279392	8.18%	510
2005	13.121198	13.200188	0.60%	461
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.392594	17.308355	-0.48%	0
2013	14.193342	17.392594	22.54%	0
2012	12.767332	14.193342	11.17%	0
2011	15.112754	12.767332	-15.52%	0
2010	13.502231	15.112754	11.93%	0
2009	10.049008	13.502231	34.36%	0
2008	17.741899	10.049008	-43.36%	0
2007	16.461167	17.741899	7.78%	0
2006	12.945156	16.461167	27.16%	0
2005	11.870111	12.945156	9.06%	0
1106

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	9.978537	9.884389	-0.94%	0
2013	10.226812	9.978537	-2.43%	0
2012	10.085315	10.226812	1.40%	0
2011*	10.000000	10.085315	0.85%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	22.898806	22.072600	-3.61%	0
2013	14.840661	22.898806	54.30%	0
2012	13.526913	14.840661	9.71%	0
2011	14.828359	13.526913	-8.78%	0
2010	10.730946	14.828359	38.18%	0
2009	7.742142	10.730946	38.60%	0
2008	15.188223	7.742142	-49.03%	0
2007	14.540626	15.188223	4.45%	0
2006	13.202420	14.540626	10.14%	0
2005	11.133916	13.202420	18.58%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.386957	22.631646	5.82%	12
2013	16.778015	21.386957	27.47%	12
2012	15.061395	16.778015	11.40%	12
2011	15.438969	15.061395	-2.45%	13
2010	11.962599	15.438969	29.06%	35
2009	8.314481	11.962599	43.88%	77
2008	13.290861	8.314481	-37.44%	90
2007	12.031718	13.290861	10.47%	75
2006	11.297430	12.031718	6.50%	71
2005*	10.000000	11.297430	12.97%	71
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.586329	9.406070	-1.88%	134
2013	9.770042	9.586329	-1.88%	251
2012	9.957792	9.770042	-1.89%	252
2011	10.148093	9.957792	-1.88%	297
2010	10.336859	10.148093	-1.83%	232
2009	10.430812	10.336859	-0.90%	223
2008	10.405536	10.430812	0.24%	328
2007	10.140106	10.405536	2.62%	286
2006	9.908151	10.140106	2.34%	278
2005	9.854158	9.908151	0.55%	112
1107

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	15.969213	20.391919	27.70%	0
2013	16.096618	15.969213	-0.79%	0
2012	13.939367	16.096618	15.48%	0
2011	13.531023	13.939367	3.02%	0
2010	10.732905	13.531023	26.07%	0
2009	8.850357	10.732905	21.27%	0
2008	14.105608	8.850357	-37.26%	0
2007	17.133009	14.105608	-17.67%	0
2006	13.424770	17.133009	27.62%	0
2005	12.346755	13.424770	8.73%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	24.373967	24.606756	0.96%	0
2013	15.887301	24.373967	53.42%	0
2012	12.669644	15.887301	25.40%	0
2011	13.705044	12.669644	-7.55%	0
2010	12.390112	13.705044	10.61%	523
2009	8.780538	12.390112	41.11%	533
2008	13.539355	8.780538	-35.15%	660
2007	11.098498	13.539355	21.99%	556
2006	10.487250	11.098498	5.83%	595
2005	9.117437	10.487250	15.02%	564
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	17.897411	17.837168	-0.34%	35
2013	12.725821	17.897411	40.64%	38
2012	12.335809	12.725821	3.16%	36
2011	14.065731	12.335809	-12.30%	34
2010	11.127715	14.065731	26.40%	592
2009	8.419681	11.127715	32.16%	626
2008	14.111521	8.419681	-40.33%	666
2007	12.673334	14.111521	11.35%	504
2006	12.296744	12.673334	3.06%	512
2005	11.103670	12.296744	10.74%	474
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.308656	19.226408	5.01%	0
2013	13.976778	18.308656	30.99%	0
2012	12.010201	13.976778	16.37%	0
2011	14.037691	12.010201	-14.44%	0
2010	11.319438	14.037691	24.01%	0
2009	8.934512	11.319438	26.69%	0
2008	12.329851	8.934512	-27.54%	0
2007	13.111545	12.329851	-5.96%	0
2006	11.438085	13.111545	14.63%	0
2005	11.194411	11.438085	2.18%	0
1108

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	18.497587	20.132028	8.84%	25
2013	13.932392	18.497587	32.77%	157
2012	11.947119	13.932392	16.62%	158
2011	13.139553	11.947119	-9.08%	159
2010	11.283055	13.139553	16.45%	790
2009	9.081991	11.283055	24.24%	840
2008	13.988274	9.081991	-35.07%	916
2007	13.995294	13.988274	-0.05%	832
2006	12.205190	13.995294	14.67%	791
2005	11.913919	12.205190	2.44%	786
1109

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	28.322324	26.307740	-7.11%	7,950
2013	23.083928	28.322324	22.69%	7,933
2012	19.755670	23.083928	16.85%	9,082
2011	21.712454	19.755670	-9.01%	30,990
2010	20.376262	21.712454	6.56%	49,480
2009	16.618894	20.376262	22.61%	29,116
2008	22.841603	16.618894	-27.24%	15,971
2007	16.166397	22.841603	41.29%	16,814
2006	13.722139	16.166397	17.81%	17,188
2005	11.260676	13.722139	21.86%	17,728
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	17.578614	18.541408	5.48%	1,341
2013	14.493462	17.578614	21.29%	1,663
2012	13.228656	14.493462	9.56%	3,352
2011	13.058487	13.228656	1.30%	3,861
2010	11.372392	13.058487	14.83%	5,898
2009	10.243745	11.372392	11.02%	7,411
2008	13.224378	10.243745	-22.54%	7,690
2007	11.867001	13.224378	11.44%	2,289
2006	10.882342	11.867001	9.05%	3,560
2005	10.568239	10.882342	2.97%	3,453
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	14.220486	14.547920	2.30%	3,992
2013	14.812951	14.220486	-4.00%	3,954
2012	14.282742	14.812951	3.71%	4,751
2011	13.574041	14.282742	5.22%	2,659
2010	13.055396	13.574041	3.97%	4,544
2009	12.424894	13.055396	5.07%	3,976
2008	12.632579	12.424894	-1.64%	4,670
2007	12.193868	12.632579	3.60%	4,633
2006	11.929452	12.193868	2.22%	2,907
2005	11.972776	11.929452	-0.36%	2,624
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	15.506924	16.676083	7.54%	2,557
2013	11.845714	15.506924	30.91%	2,987
2012	10.186834	11.845714	16.28%	2,141
2011	10.219107	10.186834	-0.32%	4,326
2010	8.620829	10.219107	18.54%	8,495
2009	7.089267	8.620829	21.60%	9,870
2008	11.084666	7.089267	-36.04%	10,354
2007	9.915352	11.084666	11.79%	3,161
2006	8.643698	9.915352	14.71%	3,145
2005	8.086758	8.643698	6.89%	3,267
1110

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	17.057482	18.370486	7.70%	0
2013	13.421905	17.057482	27.09%	0
2012	12.095586	13.421905	10.97%	0
2011	12.942672	12.095586	-6.54%	0
2010	11.342878	12.942672	14.10%	0
2009	9.813509	11.342878	15.58%	0
2008	15.618199	9.813509	-37.17%	0
2007	13.648927	15.618199	14.43%	0
2006	12.008565	13.648927	13.66%	0
2005	10.834807	12.008565	10.83%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.170323	11.549436	-12.31%	0
2013	10.513806	13.170323	25.27%	0
2012	10.577926	10.513806	-0.61%	0
2011	11.865330	10.577926	-10.85%	0
2010	9.922486	11.865330	19.58%	0
2009	7.203690	9.922486	37.74%	0
2008	13.643292	7.203690	-47.20%	0
2007	9.197778	13.643292	48.33%	0
2006*	10.000000	9.197778	-8.02%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.213696	10.032966	-1.77%	0
2013	10.238237	10.213696	-0.24%	0
2012	9.813265	10.238237	4.33%	0
2011*	10.000000	9.813265	-1.87%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	13.366276	13.230787	-1.01%	2,933
2013	11.433718	13.366276	16.90%	2,926
2012	9.878323	11.433718	15.75%	2,527
2011	10.870383	9.878323	-9.13%	10,180
2010	9.658214	10.870383	12.55%	20,038
2009	7.762776	9.658214	24.42%	18,202
2008	13.685246	7.762776	-43.28%	17,511
2007	11.508158	13.685246	18.92%	17,833
2006	9.700590	11.508158	18.63%	16,324
2005	8.493683	9.700590	14.21%	16,261
1111

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.699387	10.828252	-14.73%	414
2013	12.014652	12.699387	5.70%	414
2012	12.027603	12.014652	-0.11%	417
2011	15.615427	12.027603	-22.98%	9,994
2010	13.604220	15.615427	14.78%	17,549
2009	7.990454	13.604220	70.26%	16,838
2008	21.147056	7.990454	-62.21%	11,792
2007	15.030923	21.147056	40.69%	11,791
2006	12.214996	15.030923	23.05%	11,395
2005*	10.000000	12.214996	22.15%	11,052
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.129332	15.490141	9.63%	1,157
2013	10.560103	14.129332	33.80%	1,561
2012	9.553110	10.560103	10.54%	5,040
2011	9.540123	9.553110	0.14%	7,335
2010	8.642457	9.540123	10.39%	18,216
2009	6.936353	8.642457	24.60%	20,827
2008	11.101450	6.936353	-37.52%	19,721
2007	9.000207	11.101450	20.51%	12,596
2006	8.738546	9.000207	2.99%	12,525
2005	8.012116	8.738546	9.07%	10,677
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	23.369183	23.349943	-0.08%	1,467
2013	21.569212	23.369183	8.35%	1,473
2012	18.542604	21.569212	16.32%	561
2011	17.965482	18.542604	3.21%	752
2010	15.952285	17.965482	12.62%	2,350
2009	11.111353	15.952285	43.57%	2,954
2008	14.495047	11.111353	-23.34%	3,296
2007	14.235236	14.495047	1.83%	3,445
2006	13.166055	14.235236	8.12%	2,385
2005	13.093921	13.166055	0.55%	2,397
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.307138	17.214533	-0.54%	335
2013	14.130801	17.307138	22.48%	334
2012	12.717582	14.130801	11.11%	0
2011	15.061536	12.717582	-15.56%	0
2010	13.463326	15.061536	11.87%	0
2009	10.025164	13.463326	34.30%	0
2008	17.708855	10.025164	-43.39%	0
2007	16.438933	17.708855	7.73%	42
2006	12.934241	16.438933	27.10%	42
2005	11.866121	12.934241	9.00%	42
1112

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	9.964972	9.865918	-0.99%	3,120
2013	10.218116	9.964972	-2.48%	2,984
2012	10.081901	10.218116	1.35%	0
2011*	10.000000	10.081901	0.82%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	22.786375	21.953027	-3.66%	125
2013	14.775317	22.786375	54.22%	125
2012	13.474234	14.775317	9.66%	0
2011	14.778142	13.474234	-8.82%	0
2010	10.700042	14.778142	38.11%	0
2009	7.723774	10.700042	38.53%	0
2008	15.159934	7.723774	-49.05%	0
2007	14.520976	15.159934	4.40%	0
2006	13.191283	14.520976	10.08%	0
2005	11.130159	13.191283	18.52%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.293609	22.521384	5.77%	0
2013	16.713295	21.293609	27.41%	0
2012	15.010965	16.713295	11.34%	0
2011	15.395096	15.010965	-2.50%	0
2010	11.934680	15.395096	28.99%	390
2009	8.299300	11.934680	43.80%	0
2008	13.273376	8.299300	-37.47%	0
2007	12.022052	13.273376	10.41%	0
2006	11.294094	12.022052	6.45%	0
2005*	10.000000	11.294094	12.94%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.522614	9.338796	-1.93%	1,017
2013	9.710054	9.522614	-1.93%	1,017
2012	9.901714	9.710054	-1.94%	1,026
2011	10.096066	9.901714	-1.93%	9,925
2010	10.289110	10.096066	-1.88%	1,249
2009	10.387921	10.289110	-0.95%	878
2008	10.368031	10.387921	0.19%	1,271
2007	10.108739	10.368031	2.57%	546
2006	9.882525	10.108739	2.29%	308
2005	9.833672	9.882525	0.50%	63
1113

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	15.892721	20.283913	27.63%	270
2013	16.027693	15.892721	-0.84%	306
2012	13.886771	16.027693	15.42%	0
2011	13.486830	13.886771	2.97%	0
2010	10.703306	13.486830	26.01%	0
2009	8.830457	10.703306	21.21%	0
2008	14.081104	8.830457	-37.29%	0
2007	17.112019	14.081104	-17.71%	51
2006	13.415136	17.112019	27.56%	51
2005	12.344170	13.415136	8.68%	51
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	24.211908	24.430674	0.90%	658
2013	15.789709	24.211908	53.34%	876
2012	12.598251	15.789709	25.33%	949
2011	13.634758	12.598251	-7.60%	7,877
2010	12.332845	13.634758	10.56%	14,141
2009	8.744408	12.332845	41.04%	16,834
2008	13.490523	8.744408	-35.18%	17,136
2007	11.064134	13.490523	21.93%	11,052
2006	10.460091	11.064134	5.77%	10,769
2005	9.098452	10.460091	14.97%	11,903
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	17.778410	17.709529	-0.39%	912
2013	12.647643	17.778410	40.57%	1,168
2012	12.266298	12.647643	3.11%	1,478
2011	13.993596	12.266298	-12.34%	2,484
2010	11.076279	13.993596	26.34%	6,262
2009	8.385032	11.076279	32.10%	8,738
2008	14.060636	8.385032	-40.37%	9,869
2007	12.634121	14.060636	11.29%	3,842
2006	12.264939	12.634121	3.01%	3,778
2005	11.080591	12.264939	10.69%	3,761
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.218664	19.122155	4.96%	0
2013	13.915172	18.218664	30.93%	0
2012	11.963368	13.915172	16.31%	0
2011	13.990081	11.963368	-14.49%	0
2010	11.286783	13.990081	23.95%	0
2009	8.913285	11.286783	26.63%	0
2008	12.306855	8.913285	-27.57%	0
2007	13.093809	12.306855	-6.01%	47
2006	11.428424	13.093809	14.57%	47
2005	11.190639	11.428424	2.12%	47
1114

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	18.378507	19.992246	8.78%	2,212
2013	13.849752	18.378507	32.70%	2,577
2012	11.882324	13.849752	16.56%	2,039
2011	13.074938	11.882324	-9.12%	6,850
2010	11.233291	13.074938	16.39%	13,033
2009	9.046551	11.233291	24.17%	15,844
2008	13.940799	9.046551	-35.11%	14,591
2007	13.954962	13.940799	-0.10%	8,999
2006	12.176205	13.954962	14.61%	10,340
2005	11.891670	12.176205	2.39%	10,460
1115

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	28.134016	26.119496	-7.16%	3,086
2013	22.942148	28.134016	22.63%	4,028
2012	19.644363	22.942148	16.79%	8,208
2011	21.601112	19.644363	-9.06%	8,884
2010	20.282095	21.601112	6.50%	9,515
2009	16.550524	20.282095	22.55%	5,845
2008	22.759256	16.550524	-27.28%	5,892
2007	16.116368	22.759256	41.22%	8,302
2006	13.686622	16.116368	17.75%	11,791
2005	11.237242	13.686622	21.80%	12,346
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	17.461696	18.408689	5.42%	5,043
2013	14.404407	17.461696	21.22%	2,633
2012	13.154106	14.404407	9.51%	1,718
2011	12.991495	13.154106	1.25%	983
2010	11.319824	12.991495	14.77%	1,765
2009	10.201596	11.319824	10.96%	2,983
2008	13.176694	10.201596	-22.58%	2,986
2007	11.830281	13.176694	11.38%	2,990
2006	10.854195	11.830281	8.99%	3,930
2005	10.546257	10.854195	2.92%	5,473
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	14.125982	14.443873	2.25%	6,224
2013	14.722014	14.125982	-4.05%	6,235
2012	14.202315	14.722014	3.66%	25,061
2011	13.504467	14.202315	5.17%	26,075
2010	12.995111	13.504467	3.92%	27,543
2009	12.373821	12.995111	5.02%	9,770
2008	12.587064	12.373821	-1.69%	7,074
2007	12.156169	12.587064	3.54%	12,495
2006	11.898625	12.156169	2.16%	6,178
2005	11.947895	11.898625	-0.41%	5,014
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	15.403770	16.556691	7.48%	7,932
2013	11.772911	15.403770	30.84%	8,042
2012	10.129404	11.772911	16.23%	7,974
2011	10.166672	10.129404	-0.37%	4,954
2010	8.580972	10.166672	18.48%	13,419
2009	7.060092	8.580972	21.54%	14,093
2008	11.044694	7.060092	-36.08%	17,588
2007	9.884667	11.044694	11.74%	21,109
2006	8.621331	9.884667	14.65%	25,659
2005	8.069940	8.621331	6.83%	25,266
1116

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	16.973632	18.270864	7.64%	0
2013	13.362736	16.973632	27.02%	0
2012	12.048420	13.362736	10.91%	788
2011	12.898754	12.048420	-6.59%	768
2010	11.310153	12.898754	14.05%	1,474
2009	9.790193	11.310153	15.53%	764
2008	15.589064	9.790193	-37.20%	660
2007	13.630453	15.589064	14.37%	2,484
2006	11.998403	13.630453	13.60%	2,507
2005	10.831149	11.998403	10.78%	1,851
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.118892	11.498461	-12.35%	0
2013	10.478082	13.118892	25.20%	0
2012	10.547374	10.478082	-0.66%	0
2011	11.837082	10.547374	-10.90%	1,194
2010	9.903902	11.837082	19.52%	1,194
2009	7.193872	9.903902	37.67%	0
2008	13.631668	7.193872	-47.23%	0
2007	9.194660	13.631668	48.26%	1,149
2006*	10.000000	9.194660	-8.05%	536
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.199821	10.014228	-1.82%	0
2013	10.229547	10.199821	-0.29%	0
2012	9.809954	10.229547	4.28%	0
2011*	10.000000	9.809954	-1.90%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	13.277427	13.136129	-1.06%	5,204
2013	11.363496	13.277427	16.84%	5,208
2012	9.822684	11.363496	15.69%	5,537
2011	10.814661	9.822684	-9.17%	4,828
2010	9.613581	10.814661	12.49%	15,901
2009	7.730852	9.613581	24.35%	16,976
2008	13.635949	7.730852	-43.31%	12,385
2007	11.472577	13.635949	18.86%	16,011
2006	9.675507	11.472577	18.57%	17,525
2005	8.476018	9.675507	14.15%	15,634
1117

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.643889	10.775427	-14.78%	852
2013	11.968240	12.643889	5.65%	852
2012	11.987272	11.968240	-0.16%	1,149
2011	15.570998	11.987272	-23.02%	468
2010	13.572428	15.570998	14.73%	6,751
2009	7.975845	13.572428	70.17%	11,097
2008	21.119212	7.975845	-62.23%	6,754
2007	15.018837	21.119212	40.62%	3,313
2006	12.211385	15.018837	22.99%	3,757
2005*	10.000000	12.211385	22.11%	1,121
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.035360	15.379274	9.58%	2,916
2013	10.495225	14.035360	33.73%	2,936
2012	9.499272	10.495225	10.48%	4,512
2011	9.491183	9.499272	0.09%	4,700
2010	8.602513	9.491183	10.33%	11,374
2009	6.907811	8.602513	24.53%	16,247
2008	11.061430	6.907811	-37.55%	20,278
2007	8.972360	11.061430	20.45%	21,563
2006	8.715943	8.972360	2.94%	26,877
2005	7.995459	8.715943	9.01%	51,311
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	23.213835	23.182900	-0.13%	5,177
2013	21.436757	23.213835	8.29%	5,179
2012	18.438156	21.436757	16.26%	4,680
2011	17.873372	18.438156	3.16%	1,376
2010	15.878586	17.873372	12.56%	1,385
2009	11.065657	15.878586	43.49%	3,748
2008	14.442807	11.065657	-23.38%	803
2007	14.191214	14.442807	1.77%	839
2006	13.132019	14.191214	8.07%	1,927
2005	13.066712	13.132019	0.50%	1,890
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.222028	17.121138	-0.59%	299
2013	14.068476	17.222028	22.42%	299
2012	12.667959	14.068476	11.06%	299
2011	15.010426	12.667959	-15.61%	299
2010	13.424474	15.010426	11.81%	1,169
2009	10.001337	13.424474	34.23%	646
2008	17.675803	10.001337	-43.42%	1,836
2007	16.416662	17.675803	7.67%	2,388
2006	12.923293	16.416662	27.03%	2,610
2005	11.862117	12.923293	8.95%	416
1118

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	9.951446	9.847507	-1.04%	0
2013	10.209441	9.951446	-2.53%	1,552
2012	10.078495	10.209441	1.30%	1,138
2011*	10.000000	10.078495	0.78%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	22.674346	21.833946	-3.71%	0
2013	14.710164	22.674346	54.14%	0
2012	13.421687	14.710164	9.60%	0
2011	14.727997	13.421687	-8.87%	0
2010	10.669165	14.727997	38.04%	1,567
2009	7.705426	10.669165	38.46%	386
2008	15.131664	7.705426	-49.08%	372
2007	14.501329	15.131664	4.35%	576
2006	13.180126	14.501329	10.02%	1,507
2005	11.126400	13.180126	18.46%	336
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.200552	22.411538	5.71%	761
2013	16.648732	21.200552	27.34%	761
2012	14.960619	16.648732	11.28%	1,129
2011	15.351290	14.960619	-2.54%	1,181
2010	11.906778	15.351290	28.93%	4,336
2009	8.284119	11.906778	43.73%	3,308
2008	13.255882	8.284119	-37.51%	1,131
2007	12.012373	13.255882	10.35%	1,092
2006	11.290750	12.012373	6.39%	1,099
2005*	10.000000	11.290750	12.91%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.459276	9.271947	-1.98%	621
2013	9.650397	9.459276	-1.98%	644
2012	9.845910	9.650397	-1.99%	1,978
2011	10.044282	9.845910	-1.97%	15,182
2010	10.241559	10.044282	-1.93%	12,800
2009	10.345189	10.241559	-1.00%	15,433
2008	10.330650	10.345189	0.14%	30,685
2007	10.077459	10.330650	2.51%	18,521
2006	9.856957	10.077459	2.24%	13,876
2005	9.813219	9.856957	0.45%	7,166
1119

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	15.816643	20.176536	27.57%	0
2013	15.959095	15.816643	-0.89%	0
2012	13.834396	15.959095	15.36%	0
2011	13.442802	13.834396	2.91%	0
2010	10.673791	13.442802	25.94%	250
2009	8.810591	10.673791	21.15%	585
2008	14.056628	8.810591	-37.32%	1,370
2007	17.091041	14.056628	-17.75%	1,370
2006	13.405496	17.091041	27.49%	2,923
2005	12.341572	13.405496	8.62%	2,169
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	24.050908	24.255843	0.85%	2,245
2013	15.692702	24.050908	53.26%	2,249
2012	12.527251	15.692702	25.27%	4,911
2011	13.564820	12.527251	-7.65%	5,397
2010	12.275833	13.564820	10.50%	5,505
2009	8.708424	12.275833	40.97%	2,549
2008	13.441886	8.708424	-35.21%	2,653
2007	11.029907	13.441886	21.87%	3,851
2006	10.433043	11.029907	5.72%	3,931
2005	9.079546	10.433043	14.91%	3,981
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	17.660138	17.582735	-0.44%	1,741
2013	12.569905	17.660138	40.50%	1,729
2012	12.197142	12.569905	3.06%	1,814
2011	13.921802	12.197142	-12.39%	1,890
2010	11.025066	13.921802	26.27%	4,520
2009	8.350527	11.025066	32.03%	4,462
2008	14.009942	8.350527	-40.40%	3,711
2007	12.595025	14.009942	11.23%	4,788
2006	12.233210	12.595025	2.96%	8,887
2005	11.057533	12.233210	10.63%	12,952
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.129111	19.018464	4.91%	0
2013	13.853824	18.129111	30.86%	0
2012	11.916715	13.853824	16.26%	0
2011	13.942629	11.916715	-14.53%	0
2010	11.254236	13.942629	23.89%	1,941
2009	8.892106	11.254236	26.56%	615
2008	12.283895	8.892106	-27.61%	615
2007	13.076083	12.283895	-6.06%	629
2006	11.418756	13.076083	14.51%	1,085
2005	11.186860	11.418756	2.07%	1,085
1120

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	18.260151	19.853364	8.73%	1,968
2013	13.767573	18.260151	32.63%	2,076
2012	11.817860	13.767573	16.50%	5,458
2011	13.010622	11.817860	-9.17%	6,154
2010	11.183720	13.010622	16.34%	11,487
2009	9.011226	11.183720	24.11%	7,775
2008	13.893468	9.011226	-35.14%	7,648
2007	13.914722	13.893468	-0.15%	9,448
2006	12.147270	13.914722	14.55%	12,844
2005	11.869450	12.147270	2.34%	19,887
1121

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	27.408051	25.432531	-7.21%	35
2013	22.361550	27.408051	22.57%	35
2012	19.157027	22.361550	16.73%	86
2011	21.075978	19.157027	-9.10%	153
2010	19.799131	21.075978	6.45%	521
2009	16.164648	19.799131	22.48%	422
2008	22.239986	16.164648	-27.32%	1,049
2007	15.756727	22.239986	41.15%	1,065
2006	13.388012	15.756727	17.69%	1,088
2005	10.997662	13.388012	21.74%	1,188
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	17.081693	17.998898	5.37%	4
2013	14.098128	17.081693	21.16%	4
2012	12.880995	14.098128	9.45%	11
2011	12.728245	12.880995	1.20%	20
2010	11.096099	12.728245	14.71%	20
2009	10.005070	11.096099	10.90%	0
2008	12.929457	10.005070	-22.62%	1,030
2007	11.614262	12.929457	11.32%	1,022
2006	10.661418	11.614262	8.94%	996
2005	10.364227	10.661418	2.87%	962
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	13.614292	13.913567	2.20%	14
2013	14.195971	13.614292	-4.10%	14
2012	13.701847	14.195971	3.61%	34
2011	13.035229	13.701847	5.11%	60
2010	12.549969	13.035229	3.87%	535
2009	11.956069	12.549969	4.97%	740
2008	12.168322	11.956069	-1.74%	499
2007	11.757796	12.168322	3.49%	754
2006	11.514546	11.757796	2.11%	23
2005	11.568122	11.514546	-0.46%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	15.363682	16.505183	7.43%	4
2013	11.748266	15.363682	30.77%	4
2012	10.113369	11.748266	16.17%	9
2011	10.155743	10.113369	-0.42%	17
2010	8.576106	10.155743	18.42%	2,031
2009	7.059685	8.576106	21.48%	2,173
2008	11.049706	7.059685	-36.11%	2,387
2007	9.894224	11.049706	11.68%	2,266
2006	8.634048	9.894224	14.60%	2,310
2005	8.085953	8.634048	6.78%	2,245
1122

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	16.890180	18.171755	7.59%	11
2013	13.303814	16.890180	26.96%	11
2012	12.001431	13.303814	10.85%	26
2011	12.855002	12.001431	-6.64%	46
2010	11.277529	12.855002	13.99%	46
2009	9.766932	11.277529	15.47%	0
2008	15.559979	9.766932	-37.23%	0
2007	13.611999	15.559979	14.31%	0
2006	11.988253	13.611999	13.54%	0
2005	10.827497	11.988253	10.72%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.067622	11.447674	-12.40%	356
2013	10.442466	13.067622	25.14%	356
2012	10.516905	10.442466	-0.71%	356
2011	11.808903	10.516905	-10.94%	356
2010	9.885373	11.808903	19.46%	356
2009	7.184075	9.885373	37.60%	356
2008	13.620070	7.184075	-47.25%	356
2007	9.191539	13.620070	48.18%	0
2006*	10.000000	9.191539	-8.08%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.185969	9.995529	-1.87%	0
2013	10.220863	10.185969	-0.34%	0
2012	9.806641	10.220863	4.22%	0
2011*	10.000000	9.806641	-1.93%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	13.052642	12.907155	-1.11%	5
2013	11.176813	13.052642	16.78%	5
2012	9.666256	11.176813	15.63%	13
2011	10.647866	9.666256	-9.22%	23
2010	9.470136	10.647866	12.44%	23
2009	7.619380	9.470136	24.29%	534
2008	13.446206	7.619380	-43.33%	239
2007	11.318744	13.446206	18.80%	226
2006	9.550633	11.318744	18.51%	265
2005	8.370885	9.550633	14.09%	263
1123

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.588582	10.722803	-14.82%	5
2013	11.921974	12.588582	5.59%	5
2012	11.947054	11.921974	-0.21%	12
2011	15.526678	11.947054	-23.05%	22
2010	13.540695	15.526678	14.67%	22
2009	7.961269	13.540695	70.08%	212
2008	21.091432	7.961269	-62.25%	66
2007	15.006771	21.091432	40.55%	0
2006	12.207781	15.006771	22.93%	0
2005*	10.000000	12.207781	22.08%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.309005	15.671129	9.52%	0
2013	10.705306	14.309005	33.66%	0
2012	9.694373	10.705306	10.43%	0
2011	9.691054	9.694373	0.03%	0
2010	8.788145	9.691054	10.27%	1,156
2009	7.060473	8.788145	24.47%	1,278
2008	11.311666	7.060473	-37.58%	2,741
2007	9.180041	11.311666	20.39%	2,659
2006	8.922227	9.180041	2.89%	2,713
2005	8.188851	8.922227	8.96%	2,717
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.885605	22.843441	-0.18%	11
2013	21.144440	22.885605	8.23%	11
2012	18.196037	21.144440	16.20%	26
2011	17.647648	18.196037	3.11%	46
2010	15.686047	17.647648	12.51%	46
2009	10.937050	15.686047	43.42%	72
2008	14.282231	10.937050	-23.42%	74
2007	14.040633	14.282231	1.72%	0
2006	12.999290	14.040633	8.01%	0
2005	12.941237	12.999290	0.45%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.137348	17.028260	-0.64%	4
2013	14.006441	17.137348	22.35%	4
2012	12.618559	14.006441	11.00%	9
2011	14.959512	12.618559	-15.65%	16
2010	13.385753	14.959512	11.76%	16
2009	9.977578	13.385753	34.16%	66
2008	17.642836	9.977578	-43.45%	0
2007	16.394445	17.642836	7.61%	0
2006	12.912365	16.394445	26.97%	0
2005	11.858115	12.912365	8.89%	0
1124

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	9.937907	9.829088	-1.09%	0
2013	10.200763	9.937907	-2.58%	0
2012	10.075078	10.200763	1.25%	0
2011*	10.000000	10.075078	0.75%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	22.562792	21.715444	-3.76%	0
2013	14.645254	22.562792	54.06%	0
2012	13.369298	14.645254	9.54%	0
2011	14.677996	13.369298	-8.92%	0
2010	10.638368	14.677996	37.97%	0
2009	7.687102	10.638368	38.39%	36
2008	15.103410	7.687102	-49.10%	0
2007	14.481690	15.103410	4.29%	0
2006	13.168987	14.481690	9.97%	0
2005	11.122649	13.168987	18.40%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.107907	22.302211	5.66%	4
2013	16.584441	21.107907	27.28%	4
2012	14.910481	16.584441	11.23%	9
2011	15.307631	14.910481	-2.59%	17
2010	11.878971	15.307631	28.86%	17
2009	8.268987	11.878971	43.66%	70
2008	13.238439	8.268987	-37.54%	46
2007	12.002708	13.238439	10.30%	0
2006	11.287407	12.002708	6.34%	0
2005*	10.000000	11.287407	12.87%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.364966	9.174825	-2.03%	0
2013	9.559055	9.364966	-2.03%	0
2012	9.757713	9.559055	-2.04%	0
2011	9.959375	9.757713	-2.02%	0
2010	10.160168	9.959375	-1.98%	0
2009	10.268213	10.160168	-1.05%	60
2008	10.259016	10.268213	0.09%	496
2007	10.012718	10.259016	2.46%	303
2006	9.798619	10.012718	2.18%	268
2005	9.760106	9.798619	0.39%	131
1125

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	15.740828	20.069583	27.50%	3
2013	15.890708	15.740828	-0.94%	3
2012	13.782165	15.890708	15.30%	7
2011	13.398864	13.782165	2.86%	12
2010	10.644315	13.398864	25.88%	12
2009	8.790769	10.644315	21.09%	0
2008	14.032196	8.790769	-37.35%	61
2007	17.070097	14.032196	-17.80%	0
2006	13.395878	17.070097	27.43%	0
2005	12.338984	13.395878	8.57%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.987794	26.195864	0.80%	5
2013	16.965123	25.987794	53.18%	5
2012	13.549932	16.965123	25.20%	13
2011	14.679684	13.549932	-7.70%	23
2010	13.291544	14.679684	10.44%	23
2009	9.433780	13.291544	40.89%	0
2008	14.568950	9.433780	-35.25%	32
2007	11.960861	14.568950	21.81%	372
2006	11.319381	11.960861	5.67%	372
2005	9.855903	11.319381	14.85%	372
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	18.216555	18.127462	-0.49%	4
2013	12.972564	18.216555	40.42%	4
2012	12.594298	12.972564	3.00%	10
2011	14.382436	12.594298	-12.43%	18
2010	11.395667	14.382436	26.21%	18
2009	8.635621	11.395667	31.96%	84
2008	14.495671	8.635621	-40.43%	67
2007	13.038383	14.495671	11.18%	0
2006	12.670275	13.038383	2.91%	34
2005	11.458418	12.670275	10.58%	105
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	18.039898	18.915207	4.85%	4
2013	13.792689	18.039898	30.79%	4
2012	11.870200	13.792689	16.20%	10
2011	13.895295	11.870200	-14.57%	19
2010	11.221748	13.895295	23.82%	19
2009	8.870974	11.221748	26.50%	34
2008	12.260965	8.870974	-27.65%	0
2007	13.058386	12.260965	-6.11%	0
2006	11.409106	13.058386	14.46%	0
2005	11.183090	11.409106	2.02%	0
1126

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	18.142465	19.715344	8.67%	4
2013	13.685820	18.142465	32.56%	4
2012	11.753689	13.685820	16.44%	11
2011	12.946587	11.753689	-9.21%	20
2010	11.134361	12.946587	16.28%	363
2009	8.976031	11.134361	24.05%	426
2008	13.846284	8.976031	-35.17%	1,424
2007	13.874575	13.846284	-0.20%	1,280
2006	12.118387	13.874575	14.49%	1,251
2005	11.847252	12.118387	2.29%	1,284
1127

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	27.226929	25.251561	-7.26%	194
2013	22.225107	27.226929	22.51%	185
2012	19.049874	22.225107	16.67%	180
2011	20.968773	19.049874	-9.15%	176
2010	19.708466	20.968773	6.39%	174
2009	16.098843	19.708466	22.42%	170
2008	22.160772	16.098843	-27.35%	199
2007	15.708650	22.160772	41.07%	2,770
2006	13.353960	15.708650	17.63%	3,320
2005	10.975263	13.353960	21.67%	3,906
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	16.968737	17.870748	5.32%	154
2013	14.012056	16.968737	21.10%	152
2012	12.808910	14.012056	9.39%	145
2011	12.663460	12.808910	1.15%	145
2010	11.045266	12.663460	14.65%	148
2009	9.964324	11.045266	10.85%	148
2008	12.883390	9.964324	-22.66%	590
2007	11.578813	12.883390	11.27%	3,990
2006	10.634291	11.578813	8.88%	4,761
2005	10.343122	10.634291	2.82%	5,609
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	13.524333	13.814571	2.15%	212
2013	14.109375	13.524333	-4.15%	212
2012	13.625230	14.109375	3.55%	212
2011	12.968933	13.625230	5.06%	212
2010	12.492513	12.968933	3.81%	212
2009	11.907398	12.492513	4.91%	212
2008	12.124971	11.907398	-1.79%	212
2007	11.721914	12.124971	3.44%	0
2006	11.485252	11.721914	2.06%	0
2005	11.544565	11.485252	-0.51%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	15.262002	16.387562	7.37%	289
2013	11.676463	15.262002	30.71%	292
2012	10.056703	11.676463	16.11%	291
2011	10.103996	10.056703	-0.47%	296
2010	8.536775	10.103996	18.36%	303
2009	7.030900	8.536775	21.42%	306
2008	11.010281	7.030900	-36.14%	359
2007	9.863983	11.010281	11.62%	362
2006	8.612053	9.863983	14.54%	350
2005	8.069468	8.612053	6.72%	359
1128

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	16.807002	18.073035	7.53%	0
2013	13.245059	16.807002	26.89%	0
2012	11.954554	13.245059	10.80%	0
2011	12.811322	11.954554	-6.69%	0
2010	11.244951	12.811322	13.93%	0
2009	9.743692	11.244951	15.41%	0
2008	15.530906	9.743692	-37.26%	0
2007	13.593544	15.530906	14.25%	0
2006	11.978105	13.593544	13.49%	0
2005	10.823841	11.978105	10.66%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	13.016543	11.397094	-12.44%	1,303
2013	10.406958	13.016543	25.08%	1,303
2012	10.486508	10.406958	-0.76%	1,303
2011	11.780778	10.486508	-10.99%	1,303
2010	9.866855	11.780778	19.40%	1,303
2009	7.174281	9.866855	37.53%	1,303
2008	13.608472	7.174281	-47.28%	1,303
2007	9.188434	13.608472	48.10%	0
2006*	10.000000	9.188434	-8.12%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.172103	9.976816	-1.92%	0
2013	10.212167	10.172103	-0.39%	0
2012	9.803318	10.212167	4.17%	0
2011*	10.000000	9.803318	-1.97%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	12.966360	12.815288	-1.17%	0
2013	11.108598	12.966360	16.72%	0
2012	9.612173	11.108598	15.57%	0
2011	10.593691	9.612173	-9.27%	0
2010	9.426769	10.593691	12.38%	0
2009	7.588360	9.426769	24.23%	0
2008	13.398316	7.588360	-43.36%	0
2007	11.284213	13.398316	18.74%	0
2006	9.526346	11.284213	18.45%	0
2005	8.353843	9.526346	14.04%	0
1129

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.533456	10.670393	-14.86%	178
2013	11.875846	12.533456	5.54%	178
2012	11.906926	11.875846	-0.26%	178
2011	15.482430	11.906926	-23.09%	178
2010	13.508998	15.482430	14.61%	178
2009	7.946685	13.508998	70.00%	178
2008	21.063604	7.946685	-62.27%	0
2007	14.994670	21.063604	40.47%	0
2006	12.204153	14.994670	22.87%	0
2005*	10.000000	12.204153	22.04%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.214353	15.559508	9.46%	165
2013	10.639923	14.214353	33.59%	174
2012	9.640101	10.639923	10.37%	174
2011	9.641715	9.640101	-0.02%	170
2010	8.747856	9.641715	10.22%	176
2009	7.031691	8.747856	24.41%	173
2008	11.271309	7.031691	-37.61%	0
2007	9.151983	11.271309	20.33%	355
2006	8.899488	9.151983	2.84%	365
2005	8.172144	8.899488	8.90%	348
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.734341	22.680875	-0.24%	0
2013	21.015401	22.734341	8.18%	0
2012	18.094237	21.015401	16.14%	0
2011	17.557854	18.094237	3.05%	0
2010	15.614202	17.557854	12.45%	0
2009	10.892508	15.614202	43.35%	0
2008	14.231341	10.892508	-23.46%	0
2007	13.997785	14.231341	1.67%	2,269
2006	12.966218	13.997785	7.96%	2,735
2005	12.914883	12.966218	0.40%	3,244
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	17.053015	16.935808	-0.69%	0
2013	13.944626	17.053015	22.29%	0
2012	12.569294	13.944626	10.94%	0
2011	14.908713	12.569294	-15.69%	0
2010	13.347103	14.908713	11.70%	0
2009	9.953845	13.347103	34.09%	0
2008	17.609880	9.953845	-43.48%	0
2007	16.372228	17.609880	7.56%	0
2006	12.901431	16.372228	26.90%	0
2005	11.854114	12.901431	8.84%	0
1130

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	9.924400	9.810705	-1.15%	0
2013	10.192106	9.924400	-2.63%	0
2012	10.071673	10.192106	1.20%	0
2011*	10.000000	10.071673	0.72%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	22.451772	21.597558	-3.80%	0
2013	14.580627	22.451772	53.98%	0
2012	13.317109	14.580627	9.49%	0
2011	14.628159	13.317109	-8.96%	0
2010	10.607644	14.628159	37.90%	0
2009	7.668813	10.607644	38.32%	0
2008	15.075197	7.668813	-49.13%	0
2007	14.462051	15.075197	4.24%	0
2006	13.157827	14.462051	9.91%	0
2005	11.118885	13.157827	18.34%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.015584	22.193329	5.60%	0
2013	16.520331	21.015584	27.21%	0
2012	14.860444	16.520331	11.17%	0
2011	15.264041	14.860444	-2.64%	0
2010	11.851189	15.264041	28.80%	0
2009	8.253863	11.851189	43.58%	0
2008	13.220982	8.253863	-37.57%	0
2007	11.993039	13.220982	10.24%	0
2006	11.284062	11.993039	6.28%	0
2005*	10.000000	11.284062	12.84%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.302995	9.109457	-2.08%	0
2013	9.500643	9.302995	-2.08%	0
2012	9.703048	9.500643	-2.09%	0
2011	9.908625	9.703048	-2.07%	0
2010	10.113558	9.908625	-2.03%	0
2009	10.226329	10.113558	-1.10%	0
2008	10.222389	10.226329	0.04%	0
2007	9.982094	10.222389	2.41%	0
2006	9.773626	9.982094	2.13%	0
2005	9.740170	9.773626	0.34%	0
1131

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	15.665326	19.963140	27.44%	0
2013	15.822571	15.665326	-0.99%	0
2012	13.730088	15.822571	15.24%	0
2011	13.355039	13.730088	2.81%	0
2010	10.614913	13.355039	25.81%	0
2009	8.770955	10.614913	21.02%	0
2008	14.007759	8.770955	-37.39%	0
2007	17.049128	14.007759	-17.84%	0
2006	13.386225	17.049128	27.36%	0
2005	12.336379	13.386225	8.51%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.815993	26.009395	0.75%	199
2013	16.861571	25.815993	53.11%	199
2012	13.474122	16.861571	25.14%	207
2011	14.604998	13.474122	-7.74%	212
2010	13.230661	14.604998	10.39%	211
2009	9.395349	13.230661	40.82%	212
2008	14.517038	9.395349	-35.28%	0
2007	11.924352	14.517038	21.74%	184
2006	11.290569	11.924352	5.61%	188
2005	9.835820	11.290569	14.79%	186
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	18.096112	17.998403	-0.54%	141
2013	12.893373	18.096112	40.35%	135
2012	12.523829	12.893373	2.95%	143
2011	14.309261	12.523829	-12.48%	132
2010	11.343465	14.309261	26.15%	128
2009	8.600457	11.343465	31.89%	135
2008	14.444042	8.600457	-40.46%	0
2007	12.998619	14.444042	11.12%	1,737
2006	12.638067	12.998619	2.85%	1,732
2005	11.435099	12.638067	10.52%	1,721
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	17.951120	18.812514	4.80%	0
2013	13.731817	17.951120	30.73%	0
2012	11.823865	13.731817	16.14%	0
2011	13.848098	11.823865	-14.62%	0
2010	11.189342	13.848098	23.76%	0
2009	8.849869	11.189342	26.44%	0
2008	12.238052	8.849869	-27.69%	0
2007	13.040676	12.238052	-6.15%	0
2006	11.399437	13.040676	14.40%	0
2005	11.179313	11.399437	1.97%	0
1132

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	18.025482	19.578225	8.61%	190
2013	13.604512	18.025482	32.50%	198
2012	11.689835	13.604512	16.38%	195
2011	12.882809	11.689835	-9.26%	205
2010	11.085160	12.882809	16.22%	195
2009	8.940936	11.085160	23.98%	194
2008	13.799211	8.940936	-35.21%	368
2007	13.834503	13.799211	-0.26%	364
2006	12.089533	13.834503	14.43%	333
2005	11.825053	12.089533	2.24%	336
1133

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	27.046810	25.071679	-7.30%	0
2013	22.089358	27.046810	22.44%	0
2012	18.943213	22.089358	16.61%	0
2011	20.862014	18.943213	-9.20%	0
2010	19.618135	20.862014	6.34%	0
2009	16.033229	19.618135	22.36%	0
2008	22.081740	16.033229	-27.39%	381
2007	15.660662	22.081740	41.00%	1,087
2006	13.319946	15.660662	17.57%	1,190
2005	10.952890	13.319946	21.61%	1,190
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	16.856475	17.743451	5.26%	292
2013	13.926454	16.856475	21.04%	292
2012	12.737182	13.926454	9.34%	292
2011	12.598963	12.737182	1.10%	292
2010	10.994615	12.598963	14.59%	292
2009	9.923700	10.994615	10.79%	292
2008	12.837430	9.923700	-22.70%	483
2007	11.543436	12.837430	11.21%	837
2006	10.607198	11.543436	8.83%	1,121
2005	10.322027	10.607198	2.76%	1,121
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	13.434862	13.716188	2.09%	1,728
2013	14.023198	13.434862	-4.20%	1,728
2012	13.548954	14.023198	3.50%	1,728
2011	12.902902	13.548954	5.01%	1,728
2010	12.435252	12.902902	3.76%	1,728
2009	11.858870	12.435252	4.86%	1,728
2008	12.081731	11.858870	-1.84%	1,884
2007	11.686107	12.081731	3.39%	2,172
2006	11.456015	11.686107	2.01%	0
2005	11.521047	11.456015	-0.56%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	15.161002	16.270814	7.32%	0
2013	11.605121	15.161002	30.64%	0
2012	10.000370	11.605121	16.05%	0
2011	10.052514	10.000370	-0.52%	0
2010	8.497606	10.052514	18.30%	0
2009	7.002225	8.497606	21.36%	0
2008	10.970993	7.002225	-36.18%	0
2007	9.833835	10.970993	11.56%	0
2006	8.590103	9.833835	14.48%	0
2005	8.052998	8.590103	6.67%	0
1134

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	16.724295	17.974907	7.48%	0
2013	13.186608	16.724295	26.83%	0
2012	11.907882	13.186608	10.74%	0
2011	12.767814	11.907882	-6.74%	0
2010	11.212483	12.767814	13.87%	0
2009	9.720526	11.212483	15.35%	0
2008	15.501918	9.720526	-37.29%	0
2007	13.575133	15.501918	14.19%	0
2006	11.967967	13.575133	13.43%	0
2005	10.820186	11.967967	10.61%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	12.965608	11.346685	-12.49%	0
2013	10.371526	12.965608	25.01%	0
2012	10.456168	10.371526	-0.81%	0
2011	11.752698	10.456168	-11.03%	0
2010	9.848365	11.752698	19.34%	0
2009	7.164489	9.848365	37.46%	0
2008	13.596868	7.164489	-47.31%	0
2007	9.185307	13.596868	48.03%	0
2006*	10.000000	9.185307	-8.15%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.158275	9.958172	-1.97%	0
2013	10.203491	10.158275	-0.44%	0
2012	9.799999	10.203491	4.12%	0
2011*	10.000000	9.799999	-2.00%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	12.880518	12.723946	-1.22%	0
2013	11.040699	12.880518	16.66%	0
2012	9.558309	11.040699	15.51%	0
2011	10.539700	9.558309	-9.31%	0
2010	9.383513	10.539700	12.32%	0
2009	7.557410	9.383513	24.16%	0
2008	13.350497	7.557410	-43.39%	0
2007	11.249716	13.350497	18.67%	0
2006	9.502059	11.249716	18.39%	0
2005	8.336790	9.502059	13.98%	0
1135

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.478628	10.618278	-14.91%	0
2013	11.829931	12.478628	5.48%	0
2012	11.866962	11.829931	-0.31%	0
2011	15.438345	11.866962	-23.13%	0
2010	13.477399	15.438345	14.55%	0
2009	7.932150	13.477399	69.91%	0
2008	21.035867	7.932150	-62.29%	0
2007	14.982613	21.035867	40.40%	0
2006	12.200545	14.982613	22.80%	0
2005*	10.000000	12.200545	22.01%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.120323	15.448695	9.41%	490
2013	10.574926	14.120323	33.53%	490
2012	9.586113	10.574926	10.32%	490
2011	9.592601	9.586113	-0.07%	490
2010	8.707741	9.592601	10.16%	490
2009	7.003025	8.707741	24.34%	490
2008	11.231111	7.003025	-37.65%	2,008
2007	9.124030	11.231111	20.26%	2,849
2006	8.876824	9.124030	2.78%	4,042
2005	8.155484	8.876824	8.84%	4,041
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.583957	22.519344	-0.29%	0
2013	20.887065	22.583957	8.12%	0
2012	17.992951	20.887065	16.08%	0
2011	17.468462	17.992951	3.00%	0
2010	15.542636	17.468462	12.39%	0
2009	10.848118	15.542636	43.27%	0
2008	14.180596	10.848118	-23.50%	0
2007	13.955046	14.180596	1.62%	0
2006	12.933212	13.955046	7.90%	0
2005	12.888569	12.933212	0.35%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	16.969035	16.843805	-0.74%	0
2013	13.883054	16.969035	22.23%	0
2012	12.520208	13.883054	10.89%	0
2011	14.858070	12.520208	-15.73%	0
2010	13.308554	14.858070	11.64%	0
2009	9.930173	13.308554	34.02%	0
2008	17.577011	9.930173	-43.50%	0
2007	16.350056	17.577011	7.50%	0
2006	12.890526	16.350056	26.84%	0
2005	11.850122	12.890526	8.78%	0
1136

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	9.910901	9.792374	-1.20%	0
2013	10.183438	9.910901	-2.68%	0
2012	10.068267	10.183438	1.14%	0
2011*	10.000000	10.068267	0.68%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	22.341251	21.480256	-3.85%	0
2013	14.516250	22.341251	53.91%	0
2012	13.265104	14.516250	9.43%	0
2011	14.578479	13.265104	-9.01%	0
2010	10.577013	14.578479	37.83%	0
2009	7.650569	10.577013	38.25%	0
2008	15.047042	7.650569	-49.16%	0
2007	14.442463	15.047042	4.19%	0
2006	13.146707	14.442463	9.86%	0
2005	11.115135	13.146707	18.28%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	20.923638	22.084944	5.55%	0
2013	16.456449	20.923638	27.15%	0
2012	14.810567	16.456449	11.11%	0
2011	15.220559	14.810567	-2.69%	0
2010	11.823463	15.220559	28.73%	0
2009	8.238758	11.823463	43.51%	0
2008	13.203551	8.238758	-37.60%	0
2007	11.983386	13.203551	10.18%	0
2006	11.280719	11.983386	6.23%	0
2005*	10.000000	11.280719	12.81%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.241381	9.044508	-2.13%	0
2013	9.442550	9.241381	-2.13%	0
2012	9.648665	9.442550	-2.14%	0
2011	9.858110	9.648665	-2.12%	0
2010	10.067138	9.858110	-2.08%	0
2009	10.184592	10.067138	-1.15%	0
2008	10.185868	10.184592	-0.01%	0
2007	9.951542	10.185868	2.35%	0
2006	9.748675	9.951542	2.08%	0
2005	9.720256	9.748675	0.29%	0
1137

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	15.590134	19.857187	27.37%	0
2013	15.754670	15.590134	-1.04%	0
2012	13.678164	15.754670	15.18%	0
2011	13.311316	13.678164	2.76%	0
2010	10.585563	13.311316	25.75%	0
2009	8.751182	10.585563	20.96%	0
2008	13.983362	8.751182	-37.42%	0
2007	17.028180	13.983362	-17.88%	0
2006	13.376591	17.028180	27.30%	0
2005	12.333788	13.376591	8.45%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.645164	25.824086	0.70%	185
2013	16.758537	25.645164	53.03%	185
2012	13.398646	16.758537	25.08%	185
2011	14.530595	13.398646	-7.79%	185
2010	13.169987	14.530595	10.33%	185
2009	9.357046	13.169987	40.75%	185
2008	14.465255	9.357046	-35.31%	185
2007	11.887919	14.465255	21.68%	185
2006	11.261821	11.887919	5.56%	321
2005	9.815778	11.261821	14.73%	321
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	17.976284	17.870086	-0.59%	0
2013	12.814523	17.976284	40.28%	0
2012	12.453626	12.814523	2.90%	0
2011	14.236311	12.453626	-12.52%	0
2010	11.291395	14.236311	26.08%	0
2009	8.565351	11.291395	31.83%	0
2008	14.392441	8.565351	-40.49%	0
2007	12.958836	14.392441	11.06%	0
2006	12.605820	12.958836	2.80%	0
2005	11.411743	12.605820	10.46%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	17.862748	18.710333	4.74%	0
2013	13.671184	17.862748	30.66%	0
2012	11.777691	13.671184	16.08%	0
2011	13.801069	11.777691	-14.66%	0
2010	11.157020	13.801069	23.70%	0
2009	8.828821	11.157020	26.37%	0
2008	12.215195	8.828821	-27.72%	0
2007	13.023010	12.215195	-6.20%	0
2006	11.389795	13.023010	14.34%	0
2005	11.175542	11.389795	1.92%	0
1138

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	17.909176	19.441960	8.56%	278
2013	13.523627	17.909176	32.43%	278
2012	11.626293	13.523627	16.32%	278
2011	12.819324	11.626293	-9.31%	278
2010	11.036165	12.819324	16.16%	278
2009	8.905969	11.036165	23.92%	278
2008	13.752294	8.905969	-35.24%	278
2007	13.794558	13.752294	-0.31%	278
2006	12.060767	13.794558	14.38%	514
2005	11.802925	12.060767	2.18%	514
1139

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	26.867775	24.892989	-7.35%	0
2013	21.954356	26.867775	22.38%	0
2012	18.837087	21.954356	16.55%	0
2011	20.755721	18.837087	-9.24%	0
2010	19.528147	20.755721	6.29%	0
2009	15.967834	19.528147	22.30%	0
2008	22.002934	15.967834	-27.43%	0
2007	15.612789	22.002934	40.93%	0
2006	13.286000	15.612789	17.51%	0
2005	10.930538	13.286000	21.55%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	16.744895	17.616994	5.21%	0
2013	13.841344	16.744895	20.98%	0
2012	12.665821	13.841344	9.28%	0
2011	12.534763	12.665821	1.05%	0
2010	10.944176	12.534763	14.53%	0
2009	9.883221	10.944176	10.73%	0
2008	12.791618	9.883221	-22.74%	0
2007	11.508151	12.791618	11.15%	0
2006	10.580171	11.508151	8.77%	0
2005	10.300973	10.580171	2.71%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	13.345921	13.618419	2.04%	0
2013	13.937482	13.345921	-4.24%	0
2012	13.473038	13.937482	3.45%	0
2011	12.837153	13.473038	4.95%	0
2010	12.378214	12.837153	3.71%	0
2009	11.810514	12.378214	4.81%	0
2008	12.038620	11.810514	-1.89%	0
2007	11.650402	12.038620	3.33%	0
2006	11.426831	11.650402	1.96%	0
2005	11.497555	11.426831	-0.62%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	15.060647	16.154847	7.27%	0
2013	11.534184	15.060647	30.57%	0
2012	9.944340	11.534184	15.99%	0
2011	10.001293	9.944340	-0.57%	0
2010	8.458627	10.001293	18.24%	0
2009	6.973655	8.458627	21.29%	0
2008	10.931837	6.973655	-36.21%	0
2007	9.803766	10.931837	11.51%	0
2006	8.568200	9.803766	14.42%	0
2005	8.036563	8.568200	6.62%	0
1140

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	16.641942	17.877260	7.42%	0
2013	13.128381	16.641942	26.76%	0
2012	11.861377	13.128381	10.68%	0
2011	12.724442	11.861377	-6.78%	0
2010	11.180098	12.724442	13.81%	0
2009	9.697398	11.180098	15.29%	0
2008	15.472951	9.697398	-37.33%	0
2007	13.556730	15.472951	14.13%	0
2006	11.957829	13.556730	13.37%	0
2005	10.816533	11.957829	10.55%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	12.914833	11.296466	-12.53%	0
2013	10.336190	12.914833	24.95%	0
2012	10.425886	10.336190	-0.86%	0
2011	11.724637	10.425886	-11.08%	0
2010	9.829873	11.724637	19.28%	0
2009	7.154709	9.829873	37.39%	0
2008	13.585267	7.154709	-47.33%	0
2007	9.182194	13.585267	47.95%	0
2006*	10.000000	9.182194	-8.18%	0
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.144445	9.939530	-2.02%	0
2013	10.194811	10.144445	-0.49%	0
2012	9.796679	10.194811	4.06%	0
2011*	10.000000	9.796679	-2.03%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	12.795252	12.633243	-1.27%	0
2013	10.973210	12.795252	16.60%	0
2012	9.504762	10.973210	15.45%	0
2011	10.486009	9.504762	-9.36%	0
2010	9.340475	10.486009	12.26%	0
2009	7.526588	9.340475	24.10%	0
2008	13.302870	7.526588	-43.42%	0
2007	11.215336	13.302870	18.61%	0
2006	9.477850	11.215336	18.33%	0
2005	8.319789	9.477850	13.92%	0
1141

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.423957	10.566347	-14.95%	0
2013	11.784132	12.423957	5.43%	0
2012	11.827082	11.784132	-0.36%	0
2011	15.394320	11.827082	-23.17%	0
2010	13.445827	15.394320	14.49%	0
2009	7.917616	13.445827	69.82%	0
2008	21.008111	7.917616	-62.31%	0
2007	14.970532	21.008111	40.33%	0
2006	12.196923	14.970532	22.74%	0
2005*	10.000000	12.196923	21.97%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	14.026828	15.338563	9.35%	0
2013	10.510273	14.026828	33.46%	0
2012	9.532379	10.510273	10.26%	0
2011	9.543697	9.532379	-0.12%	0
2010	8.667775	9.543697	10.11%	0
2009	6.974455	8.667775	24.28%	0
2008	11.191020	6.974455	-37.68%	0
2007	9.096135	11.191020	20.20%	0
2006	8.854195	9.096135	2.73%	0
2005	8.138841	8.854195	8.79%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.434550	22.358932	-0.34%	0
2013	20.759486	22.434550	8.07%	0
2012	17.892203	20.759486	16.03%	0
2011	17.379504	17.892203	2.95%	0
2010	15.471384	17.379504	12.33%	0
2009	10.803903	15.471384	43.20%	0
2008	14.130020	10.803903	-23.54%	0
2007	13.912411	14.130020	1.56%	0
2006	12.900268	13.912411	7.85%	0
2005	12.862297	12.900268	0.30%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	16.885441	16.752256	-0.79%	0
2013	13.821715	16.885441	22.17%	0
2012	12.471268	13.821715	10.83%	0
2011	14.807558	12.471268	-15.78%	0
2010	13.270086	14.807558	11.59%	0
2009	9.906529	13.270086	33.95%	0
2008	17.544144	9.906529	-43.53%	0
2007	16.327873	17.544144	7.45%	0
2006	12.879595	16.327873	26.77%	0
2005	11.846114	12.879595	8.72%	0
1142

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	9.897388	9.774030	-1.25%	0
2013	10.174764	9.897388	-2.73%	0
2012	10.064852	10.174764	1.09%	0
2011*	10.000000	10.064852	0.65%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	22.231167	21.363483	-3.90%	0
2013	14.452095	22.231167	53.83%	0
2012	13.213246	14.452095	9.38%	0
2011	14.528896	13.213246	-9.06%	0
2010	10.546429	14.528896	37.76%	0
2009	7.632350	10.546429	38.18%	0
2008	15.018916	7.632350	-49.18%	0
2007	14.422872	15.018916	4.13%	0
2006	13.135573	14.422872	9.80%	0
2005	11.111379	13.135573	18.22%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	20.832055	21.977042	5.50%	0
2013	16.392790	20.832055	27.08%	0
2012	14.760832	16.392790	11.06%	0
2011	15.177194	14.760832	-2.74%	0
2010	11.795797	15.177194	28.67%	0
2009	8.223675	11.795797	43.44%	0
2008	13.186138	8.223675	-37.63%	0
2007	11.973730	13.186138	10.13%	0
2006	11.277380	11.973730	6.17%	0
2005*	10.000000	11.277380	12.77%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.180170	8.980007	-2.18%	0
2013	9.384796	9.180170	-2.18%	0
2012	9.594563	9.384796	-2.19%	0
2011	9.807826	9.594563	-2.17%	0
2010	10.020907	9.807826	-2.13%	0
2009	10.143004	10.020907	-1.20%	0
2008	10.149464	10.143004	-0.06%	0
2007	9.921071	10.149464	2.30%	0
2006	9.723781	9.921071	2.03%	0
2005	9.700377	9.723781	0.24%	0
1143

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	15.515287	19.751764	27.31%	0
2013	15.687054	15.515287	-1.09%	0
2012	13.626436	15.687054	15.12%	0
2011	13.267746	13.626436	2.70%	0
2010	10.556292	13.267746	25.69%	0
2009	8.731455	10.556292	20.90%	0
2008	13.959007	8.731455	-37.45%	0
2007	17.007266	13.959007	-17.92%	0
2006	13.366966	17.007266	27.23%	0
2005	12.331194	13.366966	8.40%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.475373	25.640001	0.65%	0
2013	16.656082	25.475373	52.95%	0
2012	13.323551	16.656082	25.01%	0
2011	14.456525	13.323551	-7.84%	0
2010	13.109542	14.456525	10.27%	0
2009	9.318862	13.109542	40.68%	0
2008	14.413617	9.318862	-35.35%	0
2007	11.851572	14.413617	21.62%	0
2006	11.233117	11.851572	5.51%	0
2005	9.795741	11.233117	14.67%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	17.857316	17.742749	-0.64%	0
2013	12.736218	17.857316	40.21%	0
2012	12.383869	12.736218	2.85%	0
2011	14.163799	12.383869	-12.57%	0
2010	11.239620	14.163799	26.02%	0
2009	8.530424	11.239620	31.76%	0
2008	14.341119	8.530424	-40.52%	0
2007	12.919262	14.341119	11.01%	0
2006	12.573734	12.919262	2.75%	0
2005	11.388486	12.573734	10.41%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	17.774765	18.608664	4.69%	0
2013	13.610796	17.774765	30.59%	0
2012	11.731666	13.610796	16.02%	0
2011	13.754150	11.731666	-14.70%	0
2010	11.124769	13.754150	23.64%	0
2009	8.807794	11.124769	26.31%	0
2008	12.192367	8.807794	-27.76%	0
2007	13.005350	12.192367	-6.25%	0
2006	11.380145	13.005350	14.28%	0
2005	11.171767	11.380145	1.87%	0
1144

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	17.793592	19.306615	8.50%	0
2013	13.443207	17.793592	32.36%	0
2012	11.563082	13.443207	16.26%	0
2011	12.756128	11.563082	-9.35%	0
2010	10.987374	12.756128	16.10%	0
2009	8.871129	10.987374	23.86%	0
2008	13.705510	8.871129	-35.27%	0
2007	13.754694	13.705510	-0.36%	0
2006	12.032050	13.754694	14.32%	0
2005	11.780831	12.032050	2.13%	0
1145

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	26.689945	24.715567	-7.40%	4,063
2013	21.820188	26.689945	22.32%	4,069
2012	18.731568	21.820188	16.49%	4,404
2011	20.650009	18.731568	-9.29%	658
2010	19.438614	20.650009	6.23%	423
2009	15.902747	19.438614	22.23%	423
2008	21.924472	15.902747	-27.47%	423
2007	15.565097	21.924472	40.86%	423
2006	13.252167	15.565097	17.45%	539
2005	10.908251	13.252167	21.49%	86
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	16.634018	17.491390	5.15%	345
2013	13.756723	16.634018	20.92%	359
2012	12.594836	13.756723	9.23%	398
2011	12.470879	12.594836	0.99%	216
2010	10.893964	12.470879	14.48%	90
2009	9.842905	10.893964	10.68%	90
2008	12.745958	9.842905	-22.78%	90
2007	11.472962	12.745958	11.10%	90
2006	10.553197	11.472962	8.72%	90
2005	10.279954	10.553197	2.66%	90
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	13.257556	13.521327	1.99%	7,304
2013	13.852289	13.257556	-4.29%	7,287
2012	13.397555	13.852289	3.39%	10,522
2011	12.771733	13.397555	4.90%	11,034
2010	12.321425	12.771733	3.65%	10,689
2009	11.762345	12.321425	4.75%	8,926
2008	11.995652	11.762345	-1.94%	2,294
2007	11.614773	11.995652	3.28%	10,660
2006	11.397690	11.614773	1.90%	2,063
2005	11.474080	11.397690	-0.67%	979
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	14.960878	16.039632	7.21%	4,323
2013	11.463639	14.960878	30.51%	4,348
2012	9.888587	11.463639	15.93%	2,798
2011	9.950303	9.888587	-0.62%	9,167
2010	8.419802	9.950303	18.18%	10,791
2009	6.945201	8.419802	21.23%	11,797
2008	10.892807	6.945201	-36.24%	19,320
2007	9.773794	10.892807	11.45%	19,004
2006	8.546354	9.773794	14.36%	21,122
2005	8.020160	8.546354	6.56%	17,637
1146

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	16.559904	17.780033	7.37%	108
2013	13.070341	16.559904	26.70%	126
2012	11.814994	13.070341	10.63%	129
2011	12.681155	11.814994	-6.83%	135
2010	11.147756	12.681155	13.76%	0
2009	9.674294	11.147756	15.23%	0
2008	15.444003	9.674294	-37.36%	0
2007	13.538336	15.444003	14.08%	0
2006	11.947707	13.538336	13.31%	0
2005	10.812880	11.947707	10.50%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	12.864271	11.246479	-12.58%	7
2013	10.300988	12.864271	24.88%	7
2012	10.395700	10.300988	-0.91%	7
2011	11.696667	10.395700	-11.12%	7
2010	9.811438	11.696667	19.21%	7
2009	7.144943	9.811438	37.32%	7
2008	13.573682	7.144943	-47.36%	7
2007	9.179075	13.573682	47.88%	7
2006*	10.000000	9.179075	-8.21%	311
Ivy Funds Variable Insurance Portfolios - Global Bond - Q/NQ
2014	10.130624	9.920915	-2.07%	182
2013	10.186127	10.130624	-0.54%	193
2012	9.793357	10.186127	4.01%	170
2011*	10.000000	9.793357	-2.07%	158
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	12.710509	12.543158	-1.32%	14,871
2013	10.906103	12.710509	16.54%	14,580
2012	9.451473	10.906103	15.39%	17,379
2011	10.432544	9.451473	-9.40%	12,490
2010	9.297592	10.432544	12.21%	19,262
2009	7.495857	9.297592	24.04%	23,145
2008	13.255345	7.495857	-43.45%	14,764
2007	11.181017	13.255345	18.55%	19,265
2006	9.453670	11.181017	18.27%	16,309
2005	8.302797	9.453670	13.86%	15,223
1147

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	12.369531	10.514668	-15.00%	2,287
2013	11.738507	12.369531	5.38%	2,243
2012	11.787333	11.738507	-0.41%	4,611
2011	15.350413	11.787333	-23.21%	1,793
2010	13.414330	15.350413	14.43%	6,579
2009	7.903105	13.414330	69.73%	8,351
2008	20.980380	7.903105	-62.33%	581
2007	14.958457	20.980380	40.26%	581
2006	12.193311	14.958457	22.68%	764
2005*	10.000000	12.193311	21.93%	0
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	13.933877	15.229121	9.30%	5,488
2013	10.445968	13.933877	33.39%	6,619
2012	9.478924	10.445968	10.20%	6,778
2011	9.495033	9.478924	-0.17%	7,357
2010	8.627981	9.495033	10.05%	7,475
2009	6.945978	8.627981	24.22%	9,128
2008	11.151049	6.945978	-37.71%	18,028
2007	9.068310	11.151049	20.14%	18,403
2006	8.831633	9.068310	2.68%	19,626
2005	8.122235	8.831633	8.73%	25,445
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	22.285889	22.199414	-0.39%	2,604
2013	20.632462	22.285889	8.01%	2,612
2012	17.791844	20.632462	15.97%	239
2011	17.290848	17.791844	2.90%	115
2010	15.400340	17.290848	12.28%	25
2009	10.759778	15.400340	43.13%	25
2008	14.079527	10.759778	-23.58%	25
2007	13.869833	14.079527	1.51%	25
2006	12.867347	13.869833	7.79%	180
2005	12.836018	12.867347	0.24%	172
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	16.802238	16.661190	-0.84%	0
2013	13.760642	16.802238	22.10%	0
2012	12.422530	13.760642	10.77%	204
2011	14.757217	12.422530	-15.82%	0
2010	13.231719	14.757217	11.53%	0
2009	9.882945	13.231719	33.88%	0
2008	17.511347	9.882945	-43.56%	0
2007	16.305735	17.511347	7.39%	0
2006	12.868688	16.305735	26.71%	0
2005	11.842113	12.868688	8.67%	0
1148

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Limited-Term Bond - Q/NQ
2014	9.883915	9.755735	-1.30%	0
2013	10.166111	9.883915	-2.78%	0
2012	10.061450	10.166111	1.04%	0
2011*	10.000000	10.061450	0.61%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	22.121634	21.247347	-3.95%	0
2013	14.388240	22.121634	53.75%	0
2012	13.161612	14.388240	9.32%	0
2011	14.479512	13.161612	-9.10%	0
2010	10.515944	14.479512	37.69%	0
2009	7.614173	10.515944	38.11%	0
2008	14.990829	7.614173	-49.21%	0
2007	14.403307	14.990829	4.08%	0
2006	13.124444	14.403307	9.74%	0
2005	11.107618	13.124444	18.16%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	20.740785	21.869565	5.44%	2,055
2013	16.329317	20.740785	27.02%	2,043
2012	14.711220	16.329317	11.00%	2,091
2011	15.133917	14.711220	-2.79%	2,388
2010	11.768157	15.133917	28.60%	2,548
2009	8.208610	11.768157	43.36%	3,586
2008	13.168736	8.208610	-37.67%	0
2007	11.964068	13.168736	10.07%	0
2006	11.274032	11.964068	6.12%	0
2005*	10.000000	11.274032	12.74%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	9.119304	8.915907	-2.23%	7,181
2013	9.327340	9.119304	-2.23%	7,135
2012	9.540718	9.327340	-2.24%	9,708
2011	9.757765	9.540718	-2.22%	19,340
2010	9.974863	9.757765	-2.18%	6,170
2009	10.101565	9.974863	-1.25%	4,445
2008	10.113169	10.101565	-0.11%	30,271
2007	9.890679	10.113169	2.25%	19,466
2006	9.698937	9.890679	1.98%	16,157
2005	9.680528	9.698937	0.19%	7,803
1149

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	15.440774	19.646864	27.24%	653
2013	15.619707	15.440774	-1.15%	653
2012	13.574893	15.619707	15.06%	496
2011	13.224301	13.574893	2.65%	333
2010	10.527099	13.224301	25.62%	333
2009	8.711765	10.527099	20.84%	333
2008	13.934686	8.711765	-37.48%	333
2007	16.986373	13.934686	-17.97%	333
2006	13.357344	16.986373	27.17%	450
2005	12.328599	13.357344	8.34%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.306636	25.457158	0.59%	324
2013	16.554212	25.306636	52.87%	348
2012	13.248851	16.554212	24.95%	214
2011	14.382819	13.248851	-7.88%	208
2010	13.049364	14.382819	10.22%	212
2009	9.280837	13.049364	40.61%	209
2008	14.362156	9.280837	-35.38%	235
2007	11.815336	14.362156	21.56%	246
2006	11.204475	11.815336	5.45%	241
2005	9.775745	11.204475	14.62%	408
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	17.738971	17.616142	-0.69%	2,894
2013	12.658275	17.738971	40.14%	2,888
2012	12.314373	12.658275	2.79%	3,151
2011	14.091499	12.314373	-12.61%	3,211
2010	11.187960	14.091499	25.95%	3,215
2009	8.495564	11.187960	31.69%	4,457
2008	14.289842	8.495564	-40.55%	2,760
2007	12.879691	14.289842	10.95%	2,444
2006	12.541624	12.879691	2.70%	2,523
2005	11.365204	12.541624	10.35%	6,411
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	17.687163	18.507487	4.64%	193
2013	13.550643	17.687163	30.53%	193
2012	11.685801	13.550643	15.96%	0
2011	13.707370	11.685801	-14.75%	0
2010	11.092603	13.707370	23.57%	0
2009	8.786817	11.092603	26.24%	0
2008	12.169557	8.786817	-27.80%	0
2007	12.987705	12.169557	-6.30%	0
2006	11.370508	12.987705	14.22%	0
2005	11.167986	11.370508	1.81%	0
1150

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	17.678693	19.172131	8.45%	2,942
2013	13.363235	17.678693	32.29%	2,924
2012	11.500180	13.363235	16.20%	2,949
2011	12.693216	11.500180	-9.40%	3,033
2010	10.938767	12.693216	16.04%	2,861
2009	8.836404	10.938767	23.79%	2,980
2008	13.658861	8.836404	-35.31%	3,148
2007	13.714925	13.658861	-0.41%	2,981
2006	12.003376	13.714925	14.26%	2,920
2005	11.842113	12.868688	8.67%	0
1151

Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
2009	14.491336	17.405599	20.11%	0
2008	20.332669	14.491336	-28.73%	0
2007	14.691582	20.332669	38.40%	0
2006	12.729106	14.691582	15.42%	0
2005	10.662462	12.729106	19.38%	0
Ivy Funds Variable Insurance Portfolios - Balanced - Q/NQ
2014	14.614052	15.100045	3.33%	0
2013	12.299974	14.614052	18.81%	0
2012	11.460906	12.299974	7.32%	0
2011	11.548473	11.460906	-0.76%	0
2010	10.266572	11.548473	12.49%	0
2009	9.440201	10.266572	8.75%	0
2008	12.441146	9.440201	-24.12%	0
2007	11.397827	12.441146	9.15%	0
2006	10.669104	11.397827	6.83%	0
2005	10.576246	10.669104	0.88%	0
Ivy Funds Variable Insurance Portfolios - Bond - Q/NQ
2014	9.848202	9.869482	0.22%	0
2013	10.472146	9.848202	-5.96%	0
2012	10.308088	10.472146	1.59%	0
2011	9.999968	10.308088	3.08%	0
2010	9.818087	9.999968	1.85%	0
2009	9.538424	9.818087	2.93%	0
2008	9.899757	9.538424	-3.65%	0
2007	9.755962	9.899757	1.47%	0
2006	9.742580	9.755962	0.14%	0
2005	9.981000	9.742580	-2.39%	0
Ivy Funds Variable Insurance Portfolios - Core Equity - Q/NQ
2014	16.894270	17.797396	5.35%	0
2013	13.174073	16.894270	28.24%	0
2012	11.565580	13.174073	13.91%	0
2011	11.843323	11.565580	-2.35%	0
2010	10.198797	11.843323	16.12%	0
2009	8.561498	10.198797	19.12%	0
2008	13.666034	8.561498	-37.35%	0
2007	12.480257	13.666034	9.50%	0
2006	11.105476	12.480257	12.38%	0
2005	10.605582	11.105476	4.71%	0
1152

Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities - Q/NQ
2014	14.007056	14.777529	5.50%	0
2013	11.250990	14.007056	24.50%	0
2012	10.350794	11.250990	8.70%	0
2011	11.305899	10.350794	-8.45%	0
2010	10.114550	11.305899	11.78%	0
2009	8.933047	10.114550	13.23%	0
2008	14.513696	8.933047	-38.45%	0
2007	12.949192	14.513696	12.08%	0
2006	11.629388	12.949192	11.35%	0
2005	10.710456	11.629388	8.58%	0
Ivy Funds Variable Insurance Portfolios - Energy - Q/NQ
2014	11.244063	9.658767	-14.10%	0
2013	9.162897	11.244063	22.71%	0
2012	9.411264	9.162897	-2.64%	0
2011	10.776221	9.411264	-12.67%	0
2010	9.199187	10.776221	17.14%	0
2009	6.817696	9.199187	34.93%	0
2008	13.181974	6.817696	-48.28%	0
2007	9.072732	13.181974	45.29%	0
2006*	10.000000	9.072732	-9.27%	0
Ivy Funds Variable Insurance Portfolios - Global Growth - Q/NQ
2014	14.544748	14.103530	-3.03%	0
2013	12.700678	14.544748	14.52%	0
2012	11.201895	12.700678	13.38%	0
2011	12.583276	11.201895	-10.98%	0
2010	11.412545	12.583276	10.26%	0
2009	9.363787	11.412545	21.88%	0
2008	16.852313	9.363787	-44.44%	0
2007	14.467934	16.852313	16.48%	0
2006	12.448637	14.467934	16.22%	0
2005	11.126034	12.448637	11.89%	0
Ivy Funds Variable Insurance Portfolios - Global Natural Resources - Q/NQ
2014	10.639248	8.886289	-16.48%	0
2013	10.275263	10.639248	3.54%	0
2012	10.501200	10.275263	-2.15%	0
2011	13.917392	10.501200	-24.55%	0
2010	12.377049	13.917392	12.45%	0
2009	7.421064	12.377049	66.78%	0
2008	20.051131	7.421064	-62.99%	0
2007	14.550275	20.051131	37.81%	0
2006	12.069868	14.550275	20.55%	0
2005*	10.000000	12.069868	20.70%	0
1153

Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Growth - Q/NQ
2014	15.595891	16.749207	7.39%	0
2013	11.898746	15.595891	31.07%	0
2012	10.988735	11.898746	8.28%	0
2011	11.201799	10.988735	-1.90%	0
2010	10.358879	11.201799	8.14%	0
2009	8.486988	10.358879	22.06%	0
2008	13.866721	8.486988	-38.80%	0
2007	11.477348	13.866721	18.04%	0
2006	11.375106	11.477348	0.90%	0
2005	10.645983	11.375106	6.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
2011	12.487682	12.626654	1.11%	0
2010	11.319058	12.487682	10.32%	0
2009	8.048076	11.319058	40.64%	0
2008	10.717731	8.048076	-24.91%	0
2007	10.745963	10.717731	-0.26%	0
2006	10.145161	10.745963	5.92%	0
2005	10.299073	10.145161	-1.49%	0
Ivy Funds Variable Insurance Portfolios - International Core Equity - Q/NQ
2014	13.613025	13.263914	-2.56%	0
2013	11.345898	13.613025	19.98%	0
2012	10.424308	11.345898	8.84%	0
2011	12.602530	10.424308	-17.28%	0
2010	11.499470	12.602530	9.59%	0
2009	8.741134	11.499470	31.56%	0
2008	15.763038	8.741134	-44.55%	0
2007	14.938931	15.763038	5.52%	0
2006	11.997948	14.938931	24.51%	0
2005	11.235649	11.997948	6.78%	0
Ivy Funds Variable Insurance Portfolios - Micro Cap Growth - Q/NQ
2014	19.926835	18.806228	-5.62%	0
2013	13.189780	19.926835	51.08%	0
2012	12.279405	13.189780	7.41%	0
2011	13.747841	12.279405	-10.68%	0
2010	10.160974	13.747841	35.30%	0
2009	7.487336	10.160974	35.71%	0
2008	15.002982	7.487336	-50.09%	0
2007	14.671572	15.002982	2.26%	0
2006	13.604956	14.671572	7.84%	0
2005	11.717278	13.604956	16.11%	0
1154

Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
2011	13.721640	13.106851	-4.48%	0
2010	10.858563	13.721640	26.37%	0
2009	7.708136	10.858563	40.87%	0
2008	12.585282	7.708136	-38.75%	0
2007	11.637432	12.585282	8.14%	0
2006	11.159833	11.637432	4.28%	0
2005*	10.000000	11.159833	11.60%	0
Ivy Funds Variable Insurance Portfolios - Money Market - Q/NQ
2014	7.984748	7.670889	-3.93%	0
2013	8.311455	7.984748	-3.93%	0
2012	8.652473	8.311455	-3.94%	0
2011	9.005502	8.652473	-3.92%	0
2010	9.368799	9.005502	-3.88%	0
2009	9.655728	9.368799	-2.97%	0
2008	9.837912	9.655728	-1.85%	0
2007	9.792711	9.837912	0.46%	0
2006	9.772363	9.792711	0.21%	0
2005	9.925973	9.772363	-1.55%	0
Ivy Funds Variable Insurance Portfolios - Real Estate Securities - Q/NQ
2014	12.269910	15.341040	25.03%	0
2013	12.631851	12.269910	-2.87%	0
2012	11.172886	12.631851	13.06%	0
2011	11.076511	11.172886	0.87%	0
2010	8.973127	11.076511	23.44%	0
2009	7.557382	8.973127	18.73%	0
2008	12.303284	7.557382	-38.57%	0
2007	15.264811	12.303284	-19.40%	0
2006	12.215243	15.264811	24.97%	0
2005	11.473390	12.215243	6.47%	0
Ivy Funds Variable Insurance Portfolios - Science and Technology - Q/NQ
2014	25.103177	24.813186	-1.16%	0
2013	16.711346	25.103177	50.22%	0
2012	13.611816	16.711346	22.77%	0
2011	15.037994	13.611816	-9.48%	0
2010	13.885063	15.037994	8.30%	0
2009	10.049902	13.885063	38.16%	0
2008	15.828187	10.049902	-36.51%	0
2007	13.252992	15.828187	19.43%	0
2006	12.789665	13.252992	3.62%	0
2005	11.355632	12.789665	12.63%	0
1155

Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Small Cap Growth - Q/NQ
2014	15.190653	14.822951	-2.42%	0
2013	11.031476	15.190653	37.70%	0
2012	10.922236	11.031476	1.00%	0
2011	12.719412	10.922236	-14.13%	0
2010	10.277097	12.719412	23.76%	0
2009	7.942010	10.277097	29.40%	0
2008	13.595910	7.942010	-41.59%	0
2007	12.472321	13.595910	9.01%	0
2006	12.359408	12.472321	0.91%	0
2005	11.397607	12.359408	8.44%	0
Ivy Funds Variable Insurance Portfolios - Small Cap Value - Q/NQ
2014	15.083453	15.508486	2.82%	0
2013	11.760223	15.083453	28.26%	0
2012	10.321674	11.760223	13.94%	0
2011	12.321322	10.321674	-16.23%	0
2010	10.147206	12.321322	21.43%	0
2009	8.180215	10.147206	24.05%	0
2008	11.530446	8.180215	-29.06%	0
2007	12.524753	11.530446	-7.94%	0
2006	11.158713	12.524753	12.24%	0
2005	11.153326	11.158713	0.05%	0
Ivy Funds Variable Insurance Portfolios - Value - Q/NQ
2014	13.822734	14.729701	6.56%	0
2013	10.633285	13.822734	29.99%	0
2012	9.313140	10.633285	14.18%	0
2011	10.460955	9.313140	-10.97%	0
2010	9.174424	10.460955	14.02%	0
2009	7.542321	9.174424	21.64%	0
2008	11.865444	7.542321	-36.43%	0
2007	12.126207	11.865444	-2.15%	0
2006	10.800173	12.126207	12.28%	0
2005	10.766757	10.800173	0.31%	0
1156

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
50,802 shares (cost $573,696)	$592,864
Variable Insurance Funds - Equity Income VIF (BBGI)
45,688 shares (cost $378,953)	489,318
Global Allocation V.I. Fund - Class III (MLVGA3)
2,903,071 shares (cost $42,516,549)	41,136,517
VIP Small Cap Value Series: Service Class (DWVSVS)
50,808 shares (cost $2,016,086)	2,036,370
Stock Index Fund, Inc. - Initial Shares (DSIF)
7,360,502 shares (cost $212,538,769)	331,148,994
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
967,758 shares (cost $27,177,227)	44,487,854
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
1,838 shares (cost $56,950)	83,788
Floating-Rate Income Fund (ETVFR)
877,736 shares (cost $8,251,144)	8,066,390
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
19,337 shares (cost $221,533)	228,566
VA International Equity Fund (HVIE)
5,502 shares (cost $87,203)	86,769
VA Situs Fund (HVSIT)
27,079 shares (cost $607,428)	599,254
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
25,686 shares (cost $363,490)	355,500
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
223,806 shares (cost $1,068,363)	1,284,649
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,855,292 shares (cost $15,420,856)	21,168,883
Balanced Portfolio: Service Shares (JABS)
2,527 shares (cost $68,045)	83,322
Forty Portfolio: Service Shares (JACAS)
2,314,206 shares (cost $81,565,873)	90,739,999
Global Technology Portfolio: Service Shares (JAGTS)
3,410,862 shares (cost $21,678,172)	29,196,983
Overseas Portfolio: Service Shares (JAIGS)
2,052,952 shares (cost $80,717,596)	64,770,651
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
56,473 shares (cost $1,284,577)	1,127,207
Investors Growth Stock Series - Service Class (MIGSC)
11,995 shares (cost $124,145)	187,481
Mid Cap Growth Series - Service Class (MMCGSC)
133,178 shares (cost $752,895)	1,122,691
New Discovery Series - Service Class (MNDSC)
130,396 shares (cost $2,393,385)	1,995,054
Value Series - Service Class (MVFSC)
1,952,067 shares (cost $27,426,777)	39,138,941
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
739,482 shares (cost $14,323,326)	15,854,502
Core Plus Fixed Income Portfolio - Class I (MSVFI)
403,055 shares (cost $4,276,529)	4,304,631
Core Plus Fixed Income Portfolio - Class II (MSVF2)
81,907 shares (cost $822,838)	872,310
Emerging Markets Debt Portfolio - Class I (MSEM)
796,741 shares (cost $6,161,071)	6,334,093
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

3,637 shares (cost $39,118)	$46,299
U.S. Real Estate Portfolio - Class I (MSVRE)
52,832 shares (cost $566,479)	1,063,505
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
8,951 shares (cost $89,347)	88,797
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
8,825 shares (cost $89,730)	89,573
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
7,477,192 shares (cost $111,664,746)	143,262,992
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
129,029 shares (cost $1,930,422)	2,461,866
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,054,532 shares (cost $37,199,089)	51,157,849
American Funds NVIT Bond Fund - Class II (GVABD2)
1,236,883 shares (cost $13,725,015)	14,261,264
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
712,035 shares (cost $15,629,479)	21,916,446
American Funds NVIT Growth Fund - Class II (GVAGR2)
467,953 shares (cost $24,516,086)	39,331,434
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
369,386 shares (cost $15,200,335)	21,804,861
Federated NVIT High Income Bond Fund - Class I (HIBF)
6,188,340 shares (cost $42,741,295)	41,152,459
NVIT Emerging Markets Fund - Class I (GEM)
1,819,117 shares (cost $20,788,361)	20,028,473
NVIT Emerging Markets Fund - Class II (GEM2)
31,616 shares (cost $360,986)	343,347
NVIT International Equity Fund - Class I (GIG)
2,169,314 shares (cost $22,891,078)	22,343,933
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
5,717 shares (cost $50,415)	58,424
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,779,956 shares (cost $58,686,602)	68,816,553
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
274,834 shares (cost $3,603,213)	4,540,254
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
328,759 shares (cost $3,154,551)	3,580,181
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
907,561 shares (cost $9,886,647)	10,745,528
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
538,985 shares (cost $5,813,912)	6,510,938
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
802,257 shares (cost $8,695,945)	8,544,041
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,769,169 shares (cost $19,114,983)	21,247,724
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
835,693 shares (cost $8,691,251)	9,284,546
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
705,959 shares (cost $7,557,904)	8,090,290
NVIT Core Bond Fund - Class I (NVCBD1)
611,868 shares (cost $6,808,087)	6,681,599
NVIT Core Bond Fund - Class II (NVCBD2)
57,818 shares (cost $629,650)	629,061
NVIT Core Plus Bond Fund - Class II (NVLCP2)
462,296 shares (cost $5,398,330)	5,284,044
NVIT Nationwide Fund - Class I (TRF)
7,954,217 shares (cost $81,727,275)	116,290,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Nationwide Fund - Class II (TRF2)
21,396 shares (cost $186,461)	$311,525
NVIT Government Bond Fund - Class I (GBF)
11,951,900 shares (cost $140,517,201)	132,307,531
NVIT Government Bond Fund - Class II (GBF2)
264,636 shares (cost $3,081,566)	2,921,585
American Century NVIT Growth Fund - Class I (CAF)
1,483,610 shares (cost $21,052,190)	33,099,338
NVIT International Index Fund - Class VIII (GVIX8)
461,479 shares (cost $4,056,527)	4,139,470
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
3,295,363 shares (cost $31,258,793)	42,609,038
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
458,959 shares (cost $6,420,864)	7,100,098
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
112,389 shares (cost $1,870,599)	2,002,774
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
3,160,398 shares (cost $32,470,063)	32,962,954
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
14,599,759 shares (cost $137,167,367)	195,052,777
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,095,867 shares (cost $76,522,457)	98,419,669
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
4,693,667 shares (cost $47,655,579)	55,854,634
NVIT Mid Cap Index Fund - Class I (MCIF)
4,038,585 shares (cost $73,978,739)	101,328,102
NVIT Money Market Fund - Class I (SAM)
189,905,653 shares (cost $189,905,653)	189,905,653
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
4,058,062 shares (cost $48,876,644)	45,003,904
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
730,529 shares (cost $8,222,216)	7,363,730
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
39,956 shares (cost $446,622)	399,964
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,965,232 shares (cost $22,054,541)	26,393,063
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
29,172 shares (cost $266,156)	389,442
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
802,454 shares (cost $9,453,142)	9,460,933
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
283,637 shares (cost $2,507,543)	3,329,893
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
6,722,818 shares (cost $63,126,794)	84,573,047
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
542,045 shares (cost $5,421,454)	6,667,150
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,044,065 shares (cost $60,082,461)	71,561,732
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,163,890 shares (cost $22,450,180)	24,418,403
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
15,779 shares (cost $240,406)	318,421
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,519,233 shares (cost $68,421,272)	103,395,039
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
47,633 shares (cost $488,213)	742,602
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,099,288 shares (cost $69,947,850)	96,128,307

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager Small Company Fund - Class II (SCF2)
70,367 shares (cost $1,144,592)	$1,593,814
NVIT Multi-Sector Bond Fund - Class I (MSBF)
5,292,903 shares (cost $46,272,299)	48,271,274
NVIT Short Term Bond Fund - Class II (NVSTB2)
720,312 shares (cost $7,548,449)	7,469,638
NVIT Large Cap Growth Fund - Class I (NVOLG1)
17,263,103 shares (cost $277,332,506)	392,562,962
NVIT Large Cap Growth Fund - Class II (NVOLG2)
372,327 shares (cost $6,009,440)	8,440,656
Templeton NVIT International Value Fund - Class III (NVTIV3)
209,189 shares (cost $2,678,936)	2,537,458
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,834,450 shares (cost $20,958,266)	30,488,561
NVIT Real Estate Fund - Class I (NVRE1)
11,414,871 shares (cost $92,510,205)	96,683,960
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
108,097 shares (cost $1,165,896)	1,123,132
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
22,064 shares (cost $222,908)	229,470
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
22,758 shares (cost $239,703)	241,691
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
8,221 shares (cost $86,564)	86,981
NVIT Small Cap Index Fund Class II (NVSIX2)
101,246 shares (cost $1,392,497)	1,403,270
NVIT S&P 500 Index Fund Class II (GVEX2)
513,258 shares (cost $6,927,367)	7,319,053
VPS Growth and Income Portfolio - Class B (ALVGIB)
40,139 shares (cost $722,425)	1,192,519
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
22,022 shares (cost $528,312)	1,043,390
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
308,103 shares (cost $6,651,287)	6,713,555
VP Income & Growth Fund - Class I (ACVIG)
6,494,124 shares (cost $44,037,462)	65,655,596
VP Income & Growth Fund - Class II (ACVIG2)
59,061 shares (cost $327,964)	597,698
VP Inflation Protection Fund - Class II (ACVIP2)
3,426,725 shares (cost $39,207,720)	35,603,673
VP International Fund - Class I (ACVI)
160,159 shares (cost $1,269,740)	1,598,385
VP International Fund - Class III (ACVI3)
7,355 shares (cost $58,031)	73,404
VP Mid Cap Value Fund - Class I (ACVMV1)
925,461 shares (cost $14,757,809)	18,361,145
VP Mid Cap Value Fund - Class II (ACVMV2)
26,806 shares (cost $357,133)	532,103
VP Ultra(R) Fund - Class I (ACVU1)
1,250 shares (cost $13,173)	20,156
VP Value Fund - Class I (ACVV)
231,220 shares (cost $1,285,169)	2,175,777
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
27,171 shares (cost $607,356)	624,108
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,457,735 shares (cost $18,878,398)	26,822,320
Appreciation Portfolio - Initial Shares (DCAP)
1,227,477 shares (cost $42,490,396)	60,772,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Appreciation Portfolio - Service Shares (DCAPS)
20,636 shares (cost $722,426)	$1,015,910
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
254 shares (cost $8,366)	12,131
International Value Portfolio - Initial Shares (DVIV)
500 shares (cost $5,099)	5,274
Managed Tail Risk Fund II: Service Shares (FCA2S)
40,565 shares (cost $240,340)	224,730
High Income Bond Fund II - Service Shares (FHIBS)
253,067 shares (cost $1,689,835)	1,738,570
Quality Bond Fund II - Primary Shares (FQB)
7,106,232 shares (cost $77,103,406)	81,153,164
Quality Bond Fund II - Service Shares (FQBS)
272,700 shares (cost $2,938,503)	3,100,598
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
29,358 shares (cost $246,533)	448,584
VIP Contrafund(R) Portfolio - Service Class (FCS)
390,735 shares (cost $10,229,139)	14,547,062
VIP Energy Portfolio - Service Class 2 (FNRS2)
670,062 shares (cost $14,768,084)	13,649,158
VIP Equity-Income Portfolio - Service Class (FEIS)
9,068,541 shares (cost $199,749,895)	219,277,332
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
197,775 shares (cost $3,945,050)	4,712,981
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
771,224 shares (cost $8,651,159)	9,586,309
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
4,410 shares (cost $47,840)	54,594
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
986,390 shares (cost $11,448,291)	12,566,610
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
10,791 shares (cost $96,429)	137,041
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
628,485 shares (cost $7,189,461)	8,164,020
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
23,924 shares (cost $248,497)	309,820
VIP Growth Opportunities Portfolio - Service Class (FGOS)
33,290 shares (cost $702,533)	1,113,881
VIP Growth Portfolio - Service Class (FGS)
2,776,038 shares (cost $97,235,262)	175,778,732
VIP Growth Portfolio - Service Class 2 (FG2)
40,140 shares (cost $1,629,316)	2,520,821
VIP High Income Portfolio - Service Class (FHIS)
6,305,068 shares (cost $32,048,389)	34,614,824
VIP High Income Portfolio - Service Class R (FHISR)
4,763,506 shares (cost $27,981,859)	26,008,744
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
3,192,549 shares (cost $41,155,631)	40,417,673
VIP Mid Cap Portfolio - Service Class (FMCS)
885,636 shares (cost $28,594,336)	33,158,205
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
161,479 shares (cost $4,617,455)	5,948,884
VIP Overseas Portfolio - Service Class (FOS)
705,044 shares (cost $13,515,277)	13,134,968
VIP Overseas Portfolio - Service Class 2 R (FO2R)
111,391 shares (cost $1,767,813)	2,044,024
VIP Overseas Portfolio - Service Class R (FOSR)
1,167,776 shares (cost $19,941,804)	21,708,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Value Strategies Portfolio - Service Class (FVSS)
756,751 shares (cost $8,349,091)	$11,472,341
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,852,928 shares (cost $57,164,782)	61,646,855
Rising Dividends Securities Fund - Class 2 (FTVRD2)
25,526 shares (cost $519,662)	741,783
Small Cap Value Securities Fund - Class 2 (FTVSV2)
543,432 shares (cost $9,866,504)	12,129,408
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
477,855 shares (cost $4,732,612)	4,396,268
Templeton Foreign Securities Fund - Class 2 (TIF2)
515,539 shares (cost $9,005,561)	7,758,866
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2,076,205 shares (cost $38,878,328)	37,350,931
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
1,042,794 shares (cost $7,860,710)	7,737,530
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,771,074 shares (cost $19,361,206)	18,879,649
Guardian Portfolio - I Class Shares (AMGP)
10,178 shares (cost $166,008)	245,190
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
8,859 shares (cost $213,847)	217,036
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2,846 shares (cost $32,502)	46,648
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
82,351 shares (cost $1,547,572)	1,476,549
Socially Responsive Portfolio - I Class Shares (AMSRS)
454,093 shares (cost $7,485,873)	10,843,739
International Growth Fund/VA- Service Shares (OVIGS)
205,466 shares (cost $511,899)	493,119
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
53,714 shares (cost $2,236,456)	3,484,432
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,994,767 shares (cost $110,907,979)	118,293,289
Global Securities Fund/VA - Service Class (OVGSS)
32,775 shares (cost $883,447)	1,281,847
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2,944,156 shares (cost $61,726,869)	98,953,067
Main Street Fund(R)/VA - Service Class (OVGIS)
78,663 shares (cost $1,713,195)	2,621,828
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
429,006 shares (cost $10,658,721)	11,394,388
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
6,704 shares (cost $112,624)	176,053
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
724,716 shares (cost $38,667,691)	57,122,128
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
912,083 shares (cost $5,029,572)	4,834,038
Global Strategic Income Fund/VA: Service Shares (OVSBS)
514,241 shares (cost $2,813,223)	2,787,186
All Asset Portfolio - Advisor Class (PMVAAD)
569,181 shares (cost $6,447,527)	5,959,329
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
388,786 shares (cost $4,527,904)	4,093,916
Low Duration Portfolio - Advisor Class (PMVLAD)
3,122,790 shares (cost $33,175,220)	33,039,115
Real Return Portfolio - Administrative Class (PMVRRA)
65,979 shares (cost $929,731)	845,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Total Return Portfolio - Administrative Class (PMVTRA)
128,030 shares (cost $1,447,036)	$1,433,938
Total Return Portfolio - Advisor Class (PMVTRD)
1,222,803 shares (cost $14,013,784)	13,695,398
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
12,026 shares (cost $165,376)	152,616
VT Growth & Income Fund: Class IB (PVGIB)
523 shares (cost $9,852)	13,660
VI American Franchise Fund - Series II Shares (ACEG2)
41,961 shares (cost $2,072,630)	2,250,355
VI Comstock Fund - Series II Shares (ACC2)
268,919 shares (cost $3,193,998)	5,130,974
VI American Franchise Fund - Series I Shares (ACEG)
476 shares (cost $18,256)	26,115
VI Core Equity Fund - Series I Shares (AVGI)
485 shares (cost $13,932)	19,897
VI Core Equity Fund - Series II Shares (AVCE2)
13,644 shares (cost $342,330)	553,124
VI Equity and Income Fund - Series I Shares (IVKEI1)
18,335 shares (cost $295,169)	347,080
VI Global Health Care Fund - Series I Shares (IVHS)
13,226 shares (cost $333,769)	446,757
VI Global Real Estate Fund - Series I Shares (IVRE)
17,177 shares (cost $255,593)	296,123
Diversified Stock Fund Class A Shares (VYDS)
218,590 shares (cost $2,289,250)	3,311,637
Micro-Cap Portfolio - Investment Class (ROCMC)
49,250 shares (cost $543,383)	559,970
Variable Fund - Multi-Hedge Strategies (RVARS)
22,446 shares (cost $512,705)	534,431
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
20,144 shares (cost $186,681)	253,818
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
3,306 shares (cost $101,072)	162,390
Series N (Managed Asset Allocation Series) (SBLN)
10,536 shares (cost $256,407)	291,541
Series O (All Cap Value Series) (SBLO)
10,308 shares (cost $233,257)	364,386
Series P (High Yield Series) (SBLP)
8,227 shares (cost $260,812)	278,483
Series Q (Small Cap Value Series) (SBLQ)
15,695 shares (cost $607,977)	811,882
Series V (Mid Cap Value Series) (SBLV)
23,392 shares (cost $1,326,563)	1,970,075
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
7,555 shares (cost $193,071)	240,025
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2,035 shares (cost $22,630)	31,700
Health Sciences Portfolio - II (TRHS2)
1,581,959 shares (cost $44,725,853)	57,346,030
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
174,876 shares (cost $5,337,798)	4,308,954
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,708,735 shares (cost $21,760,834)	22,128,114
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
655,229 shares (cost $19,793,875)	16,623,161
Variable Insurance Portfolios - Asset Strategy (WRASP)
13,410,224 shares (cost $126,100,072)	145,746,342

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Balanced (WRBP)
5,026,408 shares (cost $44,213,573)	$51,241,214
Variable Insurance Portfolios - Bond (WRBDP)
11,869,607 shares (cost $65,014,403)	63,402,691
Variable Insurance Portfolios - Core Equity (WRCEP)
7,981,604 shares (cost $95,623,844)	113,148,808
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
1,779,125 shares (cost $12,477,083)	16,094,499
Variable Insurance Portfolios - Energy (WRENG)
858,331 shares (cost $5,727,173)	5,585,931
Variable Insurance Portfolios - Global Bond (WRGBP)
916,001 shares (cost $4,694,698)	4,624,341
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2,010,238 shares (cost $10,244,766)	9,497,772
Variable Insurance Portfolios - Growth (WRGP)
9,153,400 shares (cost $87,051,397)	110,599,613
Variable Insurance Portfolios - High Income (WRHIP)
20,683,777 shares (cost $74,269,049)	79,644,952
Variable Insurance Portfolios - International Growth (WRIP)
2,814,987 shares (cost $21,906,286)	24,898,279
Variable Insurance Portfolios - International Core Equity (WRI2P)
612,879 shares (cost $9,351,921)	11,030,099
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,070,503 shares (cost $5,249,586)	5,246,640
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
151,476 shares (cost $3,480,567)	4,048,858
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,534,269 shares (cost $13,646,295)	16,638,385
Variable Insurance Portfolios - Money Market (WRMMP)
14,619,462 shares (cost $14,619,462)	14,619,462
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
869,417 shares (cost $5,452,953)	8,333,537
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,929,948 shares (cost $48,640,757)	73,316,673
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
3,820,892 shares (cost $37,336,275)	46,433,393
Variable Insurance Portfolios - Small Cap Value (WRSCV)
335,191 shares (cost $5,379,065)	6,026,761
Variable Insurance Portfolios - Value (WRVP)
6,320,304 shares (cost $38,624,606)	46,686,823
Advantage VT Opportunity Fund - Class 2 (SVOF)
6,914 shares (cost $124,913)	199,546
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
781,406 shares (cost $7,811,580)	7,782,802

Total Investments	$5,801,454,801

Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	18
Accounts Receivable-International Value Portfolio - Initial Shares (DVIV)	4
Accounts Receivable-Opportunistic Small Cap Portfolio: Initial Shares (DSC)	13
Accounts Receivable-Series O (All Cap Value Series) (SBLO)	368
Accounts Receivable-Series Q (Small Cap Value Series) (SBLQ)	259
Accounts Receivable-Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	120
Accounts Receivable-Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	41
Accounts Receivable-VI Core Equity Fund - Series I Shares (AVGI)	6
Accounts Receivable-VI Global Health Care Fund - Series I Shares (IVHS)	182
Accounts Receivable-VI Global Real Estate Fund - Series I Shares (IVRE)	96

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	$(2,283)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(86)
Accounts Payable-NVIT Cardinal Conservative Fund - Class II (NVCCN2)	(3,640)
Accounts Payable-Real Return Portfolio - Administrative Class (PMVRRA)	(216)
Accounts Payable-Total Return Portfolio - Administrative Class (PMVTRA)	(1,574)
Accounts Payable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	(5,727)
Accounts Payable-VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	(27)
Accounts Payable-VIP Growth Opportunities Portfolio - Service Class (FGOS)	(516)
Accounts Payable-VP International Fund - Class III (ACVI3)	(64)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(14)
Other Accounts Payable	(22,192)

$5,801,419,569

Contract Owners’ Equity:
Accumulation units	5,727,543,812
Contracts in payout (annuitization) period (note 1f)	73,875,757

Total Contract Owners’ Equity (note 5)	$5,801,419,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAB	BBGI	MLVGA3	DWVSVS	DSIF	DSRG	DSRGS
Reinvested dividends	$88,466,717	1,989	9,799	928,935	2,931	5,655,309	462,334	696
Mortality and expense risk charges (note 2)	(68,175,611)	(6,314)	(5,537)	(507,137)	(15,339)	(3,574,455)	(471,174)	(1,263)

Net investment income (loss)	20,291,106	(4,325)	4,262	421,798	(12,408)	2,080,854	(8,840)	(567)
Realized gain (loss) on investments	271,486,668	782	4,849	1,109,147	10,576	13,506,090	2,273,591	8,308
Change in unrealized gain (loss) on investments	(332,256,435)	(843)	4,701	(4,792,397)	(23,600)	17,914,901	(293,526)	(6,105)

Net gain (loss) on investments	(60,769,767)	(61)	9,550	(3,683,250)	(13,024)	31,420,991	1,980,065	2,203

Reinvested capital gains	334,411,958	19,842	-	3,601,912	74,599	3,793,428	3,023,764	5,661

Net increase (decrease) in contract owners’ equity resulting from operations	$293,933,297	15,456	13,812	340,460	49,167	37,295,273	4,994,989	7,297

Investment Activity:	ETVFR	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS
Reinvested dividends	$117,170	82	1,883	5,878	-	-	164,482	1,263
Mortality and expense risk charges (note 2)	(39,916)	(2,511)	(1,115)	(11,072)	(4,134)	(17,103)	(234,554)	(1,049)

Net investment income (loss)	77,254	(2,429)	768	(5,194)	(4,134)	(17,103)	(70,072)	214
Realized gain (loss) on investments	(7,677)	1,936	6,377	105,136	8,689	178,341	2,154,744	1,072
Change in unrealized gain (loss) on investments	(184,754)	5,095	(15,181)	(201,845)	(33,787)	(82,678)	(491,500)	1,941

Net gain (loss) on investments	(192,431)	7,031	(8,804)	(96,709)	(25,098)	95,663	1,663,244	3,013

Reinvested capital gains	-	1,835	-	60,589	40,515	-	1,122,272	2,106

Net increase (decrease) in contract owners’ equity resulting from operations	$(115,177)	6,437	(8,036)	(41,314)	11,283	78,560	2,715,444	5,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	MIGSC	MMCGSC	MNDSC	MVFSC
Reinvested dividends	$28,270	-	4,507,534	20,005	537	-	-	522,781
Mortality and expense risk charges (note 2)	(1,021,845)	(333,443)	(875,473)	(4,316)	(2,403)	(21,542)	(40,458)	(452,721)

Net investment income (loss)	(993,575)	(333,443)	3,632,061	15,689	(1,866)	(21,542)	(40,458)	70,060
Realized gain (loss) on investments	1,114,634	4,362,126	(1,793,034)	(22,603)	12,077	43,603	101,403	2,891,744
Change in unrealized gain (loss) on investments	(21,898,474)	(3,622,962)	(17,591,726)	(157,370)	(3,659)	(75,884)	(1,065,439)	(840,062)

Net gain (loss) on investments	(20,783,840)	739,164	(19,384,760)	(179,973)	8,418	(32,281)	(964,036)	2,051,682

Reinvested capital gains	27,917,156	1,908,925	5,737,577	8,183	10,846	125,955	643,119	1,226,563

Net increase (decrease) in contract owners’ equity resulting from operations	$6,139,741	2,314,646	(10,015,122)	(156,101)	17,398	72,132	(361,375)	3,348,305

Investment Activity:	MVIVSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE	NAMAA2	NAMGI2
Reinvested dividends	$279,926	129,337	23,493	377,018	-	14,784	1,028	1,088
Mortality and expense risk charges (note 2)	(179,580)	(45,341)	(16,013)	(78,991)	(906)	(16,462)	(244)	(247)

Net investment income (loss)	100,346	83,996	7,480	298,027	(906)	(1,678)	784	841
Realized gain (loss) on investments	897,694	(11,889)	(4,192)	17,848	926	80,875	(1)	119
Change in unrealized gain (loss) on investments	(1,060,395)	123,522	41,200	(215,411)	(6,300)	163,943	(550)	(157)

Net gain (loss) on investments	(162,701)	111,633	37,008	(197,563)	(5,374)	244,818	(551)	(38)

Reinvested capital gains	-	-	-	51,873	6,265	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(62,355)	195,629	44,488	152,337	(15)	243,140	233	803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$2,823,573	45,547	474,850	176,820	161,514	191,006	166,672	2,161,039
Mortality and expense risk charges (note 2)	(1,631,433)	(48,176)	(593,002)	(166,228)	(265,475)	(486,250)	(238,221)	(435,553)

Net investment income (loss)	1,192,140	(2,629)	(118,152)	10,592	(103,961)	(295,244)	(71,549)	1,725,486
Realized gain (loss) on investments	6,484,330	162,204	1,435,983	243,437	1,952,241	4,870,327	1,090,224	685,221
Change in unrealized gain (loss) on investments	(7,321,112)	(167,038)	431,203	172,353	(1,751,365)	(1,832,072)	568,754	(2,391,239)

Net gain (loss) on investments	(836,782)	(4,834)	1,867,186	415,790	200,876	3,038,255	1,658,978	(1,706,018)

Reinvested capital gains	15,684,724	274,908	78,052	125,779	-	-	190,795	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,040,082	267,445	1,827,086	552,161	96,915	2,743,011	1,778,224	19,468

Investment Activity:	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2
Reinvested dividends	$200,956	3,225	540,458	2,411	622,764	42,984	73,612	249,453
Mortality and expense risk charges (note 2)	(180,730)	(4,810)	(202,651)	(797)	(783,054)	(58,869)	(39,008)	(126,318)

Net investment income (loss)	20,226	(1,585)	337,807	1,614	(160,290)	(15,885)	34,604	123,135
Realized gain (loss) on investments	147,918	4,426	541,307	1,327	3,925,545	749,733	57,284	342,775
Change in unrealized gain (loss) on investments	(817,074)	(17,639)	(1,511,737)	(3,858)	(11,244,473)	(271,736)	(148,573)	(405,338)

Net gain (loss) on investments	(669,156)	(13,213)	(970,430)	(2,531)	(7,318,928)	477,997	(91,289)	(62,563)

Reinvested capital gains	-	-	-	-	11,222,364	-	170,355	269,962

Net increase (decrease) in contract owners’ equity resulting from operations	$(648,930)	(14,798)	(632,623)	(917)	3,743,146	462,112	113,670	330,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2
Reinvested dividends	$160,729	191,820	516,109	223,864	194,309	187,141	15,905	111,978
Mortality and expense risk charges (note 2)	(77,990)	(107,334)	(264,089)	(114,224)	(96,460)	(78,640)	(12,978)	(60,075)

Net investment income (loss)	82,739	84,486	252,020	109,640	97,849	108,501	2,927	51,903
Realized gain (loss) on investments	377,093	239,499	954,033	310,270	252,575	(86,289)	5,776	11,078
Change in unrealized gain (loss) on investments	(452,252)	(401,790)	(1,015,479)	(895,055)	(320,629)	223,067	9,712	125,202

Net gain (loss) on investments	(75,159)	(162,291)	(61,446)	(584,785)	(68,054)	136,778	15,488	136,280

Reinvested capital gains	213,725	265,373	519,601	748,417	221,233	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$221,305	187,568	710,175	273,272	251,028	245,279	18,415	188,183

Investment Activity:	TRF	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$1,333,461	3,142	2,746,508	54,034	114,007	128,410	723,009	118,805
Mortality and expense risk charges (note 2)	(1,221,000)	(6,827)	(1,577,203)	(57,491)	(327,433)	(47,179)	(540,488)	(74,576)

Net investment income (loss)	112,461	(3,685)	1,169,305	(3,457)	(213,426)	81,231	182,521	44,229
Realized gain (loss) on investments	3,507,036	105,614	(2,346,237)	(51,681)	2,516,465	45,201	3,441,125	264,668
Change in unrealized gain (loss) on investments	8,393,890	(65,064)	6,008,049	135,340	730,380	(455,808)	(2,020,693)	(113,478)

Net gain (loss) on investments	11,900,926	40,550	3,661,812	83,659	3,246,845	(410,607)	1,420,432	151,190

Reinvested capital gains	-	-	-	-	-	-	-	25,471

Net increase (decrease) in contract owners’ equity resulting from operations	$12,013,387	36,865	4,831,117	80,202	3,033,419	(329,376)	1,602,953	220,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$33,320	609,698	3,355,335	1,675,850	1,008,879	1,052,257	-	517,911
Mortality and expense risk charges (note 2)	(19,687)	(416,467)	(2,469,817)	(1,282,741)	(716,879)	(1,160,046)	(2,089,745)	(366,056)

Net investment income (loss)	13,633	193,231	885,518	393,109	292,000	(107,789)	(2,089,745)	151,855
Realized gain (loss) on investments	95,144	1,093,296	2,133,601	185,755	492,870	4,565,685	3	(49,885)
Change in unrealized gain (loss) on investments	(60,169)	(1,406,513)	4,802,885	3,075,786	122,892	(1,732,879)	(2)	(3,895,790)

Net gain (loss) on investments	34,975	(313,217)	6,936,486	3,261,541	615,762	2,832,806	1	(3,945,675)

Reinvested capital gains	22,838	1,043,998	-	-	1,074,640	5,258,128	-	2,536,266

Net increase (decrease) in contract owners’ equity resulting from operations	$71,446	924,012	7,822,004	3,654,650	1,982,402	7,983,145	(2,089,744)	(1,257,554)

Investment Activity:	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$150,379	7,740	128,020	925	113,925	35,119	-	-
Mortality and expense risk charges (note 2)	(66,861)	(4,747)	(292,691)	(8,031)	(114,892)	(56,893)	(964,849)	(86,419)

Net investment income (loss)	83,518	2,993	(164,671)	(7,106)	(967)	(21,774)	(964,849)	(86,419)
Realized gain (loss) on investments	(26,177)	(764)	2,647,046	47,336	1,347,116	240,257	7,754,528	587,744
Change in unrealized gain (loss) on investments	(858,486)	(46,657)	(2,035,531)	(36,269)	(1,430,894)	(274,636)	(15,101,697)	(1,218,685)

Net gain (loss) on investments	(884,663)	(47,421)	611,515	11,067	(83,778)	(34,379)	(7,347,169)	(630,941)

Reinvested capital gains	-	-	1,698,446	28,677	953,224	352,609	10,517,339	842,389

Net increase (decrease) in contract owners’ equity resulting from operations	$(801,145)	(44,428)	2,145,290	32,638	868,479	296,456	2,205,321	125,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$936,760	-	-	544,342	2,340	163,385	-	1,530,512
Mortality and expense risk charges (note 2)	(789,901)	(291,340)	(5,912)	(1,176,262)	(14,441)	(1,089,956)	(30,423)	(573,486)

Net investment income (loss)	146,859	(291,340)	(5,912)	(631,920)	(12,101)	(926,571)	(30,423)	957,026
Realized gain (loss) on investments	3,515,720	5,430,864	30,881	3,661,221	104,620	1,298,227	131,935	734,367
Change in unrealized gain (loss) on investments	(9,308,447)	(8,436,681)	(68,322)	(7,152,768)	(127,673)	(15,851,710)	(385,476)	(335,155)

Net gain (loss) on investments	(5,792,727)	(3,005,817)	(37,441)	(3,491,547)	(23,053)	(14,553,483)	(253,541)	399,212

Reinvested capital gains	15,691,179	3,555,977	45,608	9,771,942	70,802	14,845,685	253,951	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,045,311	258,820	2,255	5,648,475	35,648	(634,369)	(30,013)	1,356,238

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NCPG2	NCPGI2
Reinvested dividends	$75,705	2,823,553	39,865	104,319	523,011	2,619,273	28,476	5,430
Mortality and expense risk charges (note 2)	(97,046)	(4,471,510)	(160,517)	(33,849)	(356,392)	(1,004,582)	(4,101)	(2,757)

Net investment income (loss)	(21,341)	(1,647,957)	(120,652)	70,470	166,619	1,614,691	24,375	2,673
Realized gain (loss) on investments	38,654	21,635,908	653,387	163,468	4,745,217	4,177,412	5,017	199
Change in unrealized gain (loss) on investments	(64,228)	(32,388,882)	(869,310)	(612,403)	(2,418,674)	(6,439,415)	(43,745)	(4,446)

Net gain (loss) on investments	(25,574)	(10,752,974)	(215,923)	(448,935)	2,326,543	(2,262,003)	(38,728)	(4,247)

Reinvested capital gains	-	41,629,299	908,519	109,195	-	22,253,638	15,585	3,932

Net increase (decrease) in contract owners’ equity resulting from operations	$(46,915)	29,228,368	571,944	(269,270)	2,493,162	21,606,326	1,232	2,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX2	ALVGIB	ALVPGB	ALVSVB	ACVIG
Reinvested dividends	$2,938	1,236	10,500	117,014	12,957	-	35,139	1,314,550
Mortality and expense risk charges (note 2)	(2,243)	(836)	(14,923)	(45,373)	(21,758)	(18,230)	(107,805)	(729,058)

Net investment income (loss)	695	400	(4,423)	71,641	(8,801)	(18,230)	(72,666)	585,492
Realized gain (loss) on investments	3,094	905	7,617	133,264	43,139	60,984	1,061,720	2,329,866
Change in unrealized gain (loss) on investments	(2,715)	(341)	(24,908)	271,613	47,810	69,877	(1,314,370)	3,938,613

Net gain (loss) on investments	379	564	(17,291)	404,877	90,949	130,861	(252,650)	6,268,479

Reinvested capital gains	766	240	65,554	-	-	-	866,807	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,840	1,204	43,840	476,518	82,148	112,631	541,491	6,853,971

Investment Activity:	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV
Reinvested dividends	$12,766	504,667	30,677	1,637	188,597	5,004	70	33,359
Mortality and expense risk charges (note 2)	(13,779)	(454,577)	(19,697)	(1,610)	(175,996)	(8,031)	(336)	(24,108)

Net investment income (loss)	(1,013)	50,090	10,980	27	12,601	(3,027)	(266)	9,251
Realized gain (loss) on investments	195,386	(470,102)	11,865	6,994	1,064,726	27,407	103	203,531
Change in unrealized gain (loss) on investments	(127,698)	371,532	(137,775)	(13,601)	158,087	10,645	1,668	29,045

Net gain (loss) on investments	67,688	(98,570)	(125,910)	(6,607)	1,222,813	38,052	1,771	232,576

Reinvested capital gains	-	1,016,429	-	-	1,025,922	31,124	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$66,675	967,949	(114,930)	(6,580)	2,261,336	66,149	1,505	241,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DVMCSS	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S	FHIBS
Reinvested dividends	$-	164,991	1,156,410	17,254	-	129	4,451	113,964
Mortality and expense risk charges (note 2)	(2,313)	(312,031)	(699,061)	(21,010)	(330)	(79)	(4,672)	(36,039)

Net investment income (loss)	(2,313)	(147,040)	457,349	(3,756)	(330)	50	(221)	77,925
Realized gain (loss) on investments	4,764	2,700,622	4,306,380	108,656	7,316	256	(1,256)	49,884
Change in unrealized gain (loss) on investments	16,753	(3,183,024)	(2,353,440)	(74,700)	(8,347)	(882)	(55,950)	(112,599)

Net gain (loss) on investments	21,517	(482,402)	1,952,940	33,956	(1,031)	(626)	(57,206)	(62,715)

Reinvested capital gains	-	1,566,948	1,733,148	30,415	-	-	50,071	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,204	937,506	4,143,437	60,615	(1,361)	(576)	(7,356)	15,210

Investment Activity:	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S
Reinvested dividends	$3,337,466	123,240	3,589	121,548	105,966	5,978,440	123,580	146,863
Mortality and expense risk charges (note 2)	(1,001,112)	(63,315)	(9,524)	(158,152)	(201,385)	(2,524,996)	(89,124)	(113,440)

Net investment income (loss)	2,336,354	59,925	(5,935)	(36,604)	(95,419)	3,453,444	34,456	33,423
Realized gain (loss) on investments	518,296	86,115	147,948	183,976	966,333	(1,775,773)	(47,059)	320,017
Change in unrealized gain (loss) on investments	(499,638)	(85,178)	(119,572)	998,788	(3,343,099)	11,448,702	256,260	(199,002)

Net gain (loss) on investments	18,658	937	28,376	1,182,764	(2,376,766)	9,672,929	209,201	121,015

Reinvested capital gains	-	-	-	284,498	187,960	3,077,469	67,598	161,276

Net increase (decrease) in contract owners’ equity resulting from operations	$2,355,012	60,862	22,441	1,430,658	(2,284,225)	16,203,842	311,255	315,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2
Reinvested dividends	$758	198,062	1,948	119,636	4,150	1,237	161,117	-
Mortality and expense risk charges (note 2)	(1,175)	(138,646)	(2,674)	(86,652)	(5,013)	(12,067)	(1,958,651)	(47,872)

Net investment income (loss)	(417)	59,416	(726)	32,984	(863)	(10,830)	(1,797,534)	(47,872)
Realized gain (loss) on investments	3,515	657,397	2,851	351,174	7,238	143,623	13,945,847	259,627
Change in unrealized gain (loss) on investments	(2,829)	(514,119)	(971)	(271,225)	(2,639)	(25,967)	4,501,200	18,312

Net gain (loss) on investments	686	143,278	1,880	79,949	4,599	117,656	18,447,047	277,939

Reinvested capital gains	958	224,025	2,527	157,574	6,341	1,037	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,227	426,719	3,681	270,507	10,077	107,863	16,649,513	230,067

Investment Activity:	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR
Reinvested dividends	$2,032,106	1,512,976	868,390	52,927	1,122	174,796	24,773	288,621
Mortality and expense risk charges (note 2)	(411,355)	(492,729)	(478,920)	(390,062)	(114,719)	(159,460)	(44,270)	(280,355)

Net investment income (loss)	1,620,751	1,020,247	389,470	(337,135)	(113,597)	15,336	(19,497)	8,266
Realized gain (loss) on investments	(80,799)	146,216	(52,155)	2,224,589	230,179	65,714	(8,365)	(493,030)
Change in unrealized gain (loss) on investments	(1,444,257)	(650,123)	1,543,851	(1,085,184)	(20,054)	(1,504,376)	(219,363)	(1,908,825)

Net gain (loss) on investments	(1,525,056)	(503,907)	1,491,696	1,139,405	210,125	(1,438,662)	(227,728)	(2,401,855)

Reinvested capital gains	-	-	16,943	828,181	148,339	3,926	672	6,658

Net increase (decrease) in contract owners’ equity resulting from operations	$95,695	516,340	1,898,109	1,630,451	244,867	(1,419,400)	(246,553)	(2,386,931)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2	FTVFA2
Reinvested dividends	$105,739	3,162,110	9,753	82,441	77,908	177,516	2,017,764	197,399
Mortality and expense risk charges (note 2)	(145,305)	(745,401)	(10,954)	(151,416)	(40,099)	(68,602)	(292,977)	(80,559)

Net investment income (loss)	(39,566)	2,416,709	(1,201)	(68,975)	37,809	108,914	1,724,787	116,840
Realized gain (loss) on investments	1,909,394	2,138,423	37,047	1,032,681	17,252	(73,400)	(124,626)	(107,666)
Change in unrealized gain (loss) on investments	(1,194,380)	(2,600,761)	59	(2,055,205)	(336,344)	(1,251,657)	(1,527,397)	70,662

Net gain (loss) on investments	715,014	(462,338)	37,106	(1,022,524)	(319,092)	(1,325,057)	(1,652,023)	(37,004)

Reinvested capital gains	-	-	14,351	994,098	-	-	-	6,021

Net increase (decrease) in contract owners’ equity resulting from operations	$675,448	1,954,371	50,256	(97,401)	(281,283)	(1,216,143)	72,764	85,857

Investment Activity:	AMTB	AMGP	AMCG	AMTP	AMFAS	AMSRS	OVIGS	OVGR
Reinvested dividends	$327,135	1,064	-	335	-	37,867	1,224	14,904
Mortality and expense risk charges (note 2)	(262,508)	(4,035)	(4,719)	(780)	(22,475)	(115,805)	(2,288)	(37,232)

Net investment income (loss)	64,627	(2,971)	(4,719)	(445)	(22,475)	(77,938)	(1,064)	(22,328)
Realized gain (loss) on investments	(372,606)	3,059	35,210	1,102	340,163	729,024	(228)	136,818
Change in unrealized gain (loss) on investments	199,728	(21,086)	(126,998)	2,749	(511,271)	251,606	(18,781)	250,558

Net gain (loss) on investments	(172,878)	(18,027)	(91,788)	3,851	(171,108)	980,630	(19,009)	387,376

Reinvested capital gains	-	37,361	108,557	-	125,053	-	2,610	81,146

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,251)	16,363	12,050	3,406	(68,530)	902,692	(17,463)	446,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB
Reinvested dividends	$1,403,407	12,398	838,317	14,796	99,859	1,092	-	217,863
Mortality and expense risk charges (note 2)	(1,157,054)	(25,717)	(1,116,297)	(44,777)	(122,284)	(2,157)	(652,414)	(56,474)

Net investment income (loss)	246,353	(13,319)	(277,980)	(29,981)	(22,425)	(1,065)	(652,414)	161,389
Realized gain (loss) on investments	2,805,807	44,154	6,118,417	115,560	315,082	5,402	4,684,749	(108,643)
Change in unrealized gain (loss) on investments	(7,114,580)	(89,105)	1,183,607	73,617	(813,854)	(11,984)	(1,588,935)	34,676

Net gain (loss) on investments	(4,308,773)	(44,951)	7,302,024	189,177	(498,772)	(6,582)	3,095,814	(73,967)

Reinvested capital gains	5,725,545	65,235	2,026,398	52,018	1,604,321	24,235	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,663,125	6,965	9,050,442	211,214	1,083,124	16,588	2,443,400	87,422

Investment Activity:	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD
Reinvested dividends	$114,994	304,523	97,495	372,529	12,918	33,295	324,399	6,516
Mortality and expense risk charges (note 2)	(52,542)	(63,139)	(57,120)	(423,361)	(10,165)	(17,079)	(175,006)	(1,376)

Net investment income (loss)	62,452	241,384	40,375	(50,832)	2,753	16,216	149,393	5,140
Realized gain (loss) on investments	10,541	(23,114)	(230,691)	160,222	(14,704)	414	(157,929)	(15,781)
Change in unrealized gain (loss) on investments	(49,594)	(258,476)	154,451	(228,770)	31,323	31,521	504,032	(12,760)

Net gain (loss) on investments	(39,053)	(281,590)	(76,240)	(68,548)	16,619	31,935	346,103	(28,541)

Reinvested capital gains	-	-	12,054	-	-	-	-	5,298

Net increase (decrease) in contract owners’ equity resulting from operations	$23,399	(40,206)	(23,811)	(119,380)	19,372	48,151	495,496	(18,103)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS
Reinvested dividends	$186	-	58,096	11	322	3,728	6,053	-
Mortality and expense risk charges (note 2)	(175)	(41,454)	(100,330)	(412)	(641)	(11,492)	(4,143)	(4,043)

Net investment income (loss)	11	(41,454)	(42,234)	(401)	(319)	(7,764)	1,910	(4,043)
Realized gain (loss) on investments	43	628,390	402,412	10,552	14,505	66,686	1,708	20,597
Change in unrealized gain (loss) on investments	1,217	(426,426)	26,699	(7,732)	(11,529)	(26,555)	4,937	31,449

Net gain (loss) on investments	1,260	201,964	429,111	2,820	2,976	40,131	6,645	52,046

Reinvested capital gains	-	-	-	-	180	2,653	16,360	13,827

Net increase (decrease) in contract owners’ equity resulting from operations	$1,271	160,510	386,877	2,419	2,837	35,020	24,915	61,830

Investment Activity:	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO
Reinvested dividends	$4,572	30,512	-	-	10	-	-	3
Mortality and expense risk charges (note 2)	(3,166)	(39,831)	(6,763)	(4,271)	(2,798)	(1,778)	(2,889)	(3,997)

Net investment income (loss)	1,406	(9,319)	(6,763)	(4,271)	(2,788)	(1,778)	(2,889)	(3,994)
Realized gain (loss) on investments	8,828	55,881	49,208	120	12,550	12,896	17,636	5,342
Change in unrealized gain (loss) on investments	24,268	241,167	(117,198)	21,080	(1,143)	6,895	(2,815)	20,642

Net gain (loss) on investments	33,096	297,048	(67,990)	21,200	11,407	19,791	14,821	25,984

Reinvested capital gains	-	-	44,129	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,502	287,729	(30,624)	16,929	8,619	18,013	11,932	21,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM
Reinvested dividends	$-	87	57	-	-	-	-	128,843
Mortality and expense risk charges (note 2)	(3,148)	(9,639)	(23,332)	(2,201)	(414)	(536,795)	(59,085)	(274,678)

Net investment income (loss)	(3,148)	(9,552)	(23,275)	(2,201)	(414)	(536,795)	(59,085)	(145,835)
Realized gain (loss) on investments	16,503	75,940	242,666	21,446	4,710	5,800,632	77,817	538,515
Change in unrealized gain (loss) on investments	(9,187)	(89,416)	(226,083)	(7,571)	613	3,099,814	(1,257,235)	(3,705,511)

Net gain (loss) on investments	7,316	(13,476)	16,583	13,875	5,323	8,900,446	(1,179,418)	(3,166,996)

Reinvested capital gains	-	-	-	-	-	4,080,536	-	2,941,343

Net increase (decrease) in contract owners’ equity resulting from operations	$4,168	(23,028)	(6,692)	11,674	4,909	12,444,187	(1,238,503)	(371,488)

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP
Reinvested dividends	$22,201	812,102	476,752	2,527,900	570,590	191,623	-	95,124
Mortality and expense risk charges (note 2)	(256,334)	(1,860,584)	(567,936)	(738,197)	(1,280,453)	(183,646)	(77,915)	(46,846)

Net investment income (loss)	(234,133)	(1,048,482)	(91,184)	1,789,703	(709,863)	7,977	(77,915)	48,278
Realized gain (loss) on investments	197,369	3,723,545	1,762,423	150,466	5,823,507	407,868	510,057	28,414
Change in unrealized gain (loss) on investments	(4,148,147)	(34,879,366)	(2,811,930)	(1,817,817)	(11,823,796)	(343,860)	(1,405,981)	(129,645)

Net gain (loss) on investments	(3,950,778)	(31,155,821)	(1,049,507)	(1,667,351)	(6,000,289)	64,008	(895,924)	(101,231)

Reinvested capital gains	-	21,525,900	4,285,522	1,999,026	16,075,448	1,285,513	220,856	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,184,911)	(10,678,403)	3,144,831	2,121,378	9,365,296	1,357,498	(752,983)	(52,953)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG
Reinvested dividends	$-	453,487	4,378,102	582,003	301,074	30,502	-	-
Mortality and expense risk charges (note 2)	(137,805)	(1,238,679)	(983,525)	(303,397)	(131,050)	(62,224)	(51,040)	(186,544)

Net investment income (loss)	(137,805)	(785,192)	3,394,577	278,606	170,024	(31,722)	(51,040)	(186,544)
Realized gain (loss) on investments	852,307	6,138,572	6,506,002	(510,668)	423,074	(65,633)	555,012	1,102,531
Change in unrealized gain (loss) on investments	(2,204,441)	(14,381,211)	(9,644,270)	(2,136,452)	(1,458,622)	78,732	(1,340,492)	(867,135)

Net gain (loss) on investments	(1,352,134)	(8,242,639)	(3,138,268)	(2,647,120)	(1,035,548)	13,099	(785,480)	235,396

Reinvested capital gains	-	20,154,960	660,509	2,373,312	935,211	7,106	647,516	1,025,211

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,489,939)	11,127,129	916,818	4,798	69,687	(11,517)	(189,004)	1,074,063

Investment Activity:	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$3,198	78,475	-	-	5,992	509,737	122	-
Mortality and expense risk charges (note 2)	(173,339)	(84,059)	(862,683)	(536,775)	(74,351)	(534,727)	(3,689)	(91,187)

Net investment income (loss)	(170,141)	(5,584)	(862,683)	(536,775)	(68,359)	(24,990)	(3,567)	(91,187)
Realized gain (loss) on investments	-	502,765	3,922,285	1,213,750	781,833	1,423,774	18,005	462,946
Change in unrealized gain (loss) on investments	-	947,694	(8,068,684)	(6,477,064)	(1,371,001)	(3,406,715)	3,630	(1,529,111)

Net gain (loss) on investments	-	1,450,459	(4,146,399)	(5,263,314)	(589,168)	(1,982,941)	21,635	(1,066,165)

Reinvested capital gains	-	447,950	6,367,733	5,893,168	1,029,769	6,326,675	-	726,228

Net increase (decrease) in contract owners’ equity resulting from operations	$(170,141)	1,892,825	1,358,651	93,079	372,242	4,318,744	18,068	(431,124)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS3	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3
Reinvested dividends	$-	-	-	-	620,309	103,697	1,493	394,126
Mortality and expense risk charges (note 2)	(314,327)	(22,984)	(34,478)	(151,622)	(101,328)	(80,050)	(2,190)	(66,251)

Net investment income (loss)	(314,327)	(22,984)	(34,478)	(151,622)	518,981	23,647	(697)	327,875
Realized gain (loss) on investments	23,648,462	(159,030)	1,763,033	463,299	402,620	1,401,217	825	4,666,702
Change in unrealized gain (loss) on investments	(23,498,048)	(16,193)	(1,587,692)	(113,917)	(100,832)	(2,287,369)	(17,328)	(4,701,175)

Net gain (loss) on investments	150,414	(175,223)	175,341	349,382	301,788	(886,152)	(16,503)	(34,473)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(163,913)	(198,207)	140,863	197,760	820,769	(862,505)	(17,200)	293,402

Investment Activity:	NVMIG3	GVDIV3	GVDIV6
Reinvested dividends	$562,592	217,966	10,893
Mortality and expense risk charges (note 2)	(174,178)	(33,250)	(2,297)

Net investment income (loss)	388,414	184,716	8,596
Realized gain (loss) on investments	18,075,947	1,328,450	73,177
Change in unrealized gain (loss) on investments	(18,126,238)	(1,609,187)	(86,954)

Net gain (loss) on investments	(50,291)	(280,737)	(13,777)

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,123	(96,021)	(5,181)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALVDAB		BBGI		MLVGA3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,291,106	22,783,428	(4,325)	(1,752)	4,262	(173)	421,798	(24,560)
Realized gain (loss) on investments	271,486,668	209,339,515	782	3,380	4,849	51,327	1,109,147	623,791
Change in unrealized gain (loss) on investments	(332,256,435)	836,511,835	(843)	19,183	4,701	49,484	(4,792,397)	2,672,751
Reinvested capital gains	334,411,958	98,662,566	19,842	1,262	-	-	3,601,912	1,822,827

Net increase (decrease) in contract owners’ equity resulting from operations	293,933,297	1,167,297,344	15,456	22,073	13,812	100,638	340,460	5,094,809

Equity transactions:
Purchase payments received from contract owners (note 3)	107,575,365	143,408,453	39,098	219,036	10,633	13,859	830,282	3,382,331
Transfers between subaccounts (including fixed account), net (note 3)	(1,282,911)	(743,042)	138,672	170,622	395	1,474	56,029	3,713,062
Redemptions (note 2)	(806,924,782)	(949,329,984)	(4,339)	(31,091)	(18,511)	(392,287)	(5,236,790)	(4,487,586)
Annuity benefits	(5,159,817)	(5,194,057)	-	-	-	-	(20,907)	(21,715)
Contract maintenance charges (note 2)	(135,417)	(146,580)	(7)	(4)	-	-	(315)	(326)
Contingent deferred sales charges (note 2)	(580,569)	(743,533)	-	(75)	2	(127)	(1,878)	(2,196)
Adjustments to maintain reserves	(284,854)	431,118	(7)	(19)	(48)	(18)	(168)	(413)

Net equity transactions	(706,792,985)	(812,317,625)	173,417	358,469	(7,529)	(377,099)	(4,373,747)	2,583,157

Net change in contract owners’ equity	(412,859,688)	354,979,719	188,873	380,542	6,283	(276,461)	(4,033,287)	7,677,966
Contract owners’ equity beginning of period	6,214,279,257	5,859,299,538	403,981	23,439	483,022	759,483	45,169,589	37,491,623

Contract owners’ equity end of period	$5,801,419,569	6,214,279,257	592,854	403,981	489,305	483,022	41,136,302	45,169,589

CHANGES IN UNITS:
Beginning units	343,259,653	391,788,053	35,956	2,307	37,098	67,944	2,928,689	2,743,720
Units purchased	64,766,123	66,261,043	15,658	37,518	969	1,385	288,382	760,084
Units redeemed	(98,873,153)	(114,789,443)	(378)	(3,869)	(1,527)	(32,231)	(570,823)	(575,115)

Ending units	309,152,623	343,259,653	51,236	35,956	36,540	37,098	2,646,248	2,928,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DWVSVS		DSIF		DSRG		DSRGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(12,408)	(2,051)	2,080,854	2,232,722	(8,840)	73,034	(567)	(483)
Realized gain (loss) on investments	10,576	2,749	13,506,090	10,814,372	2,273,591	2,263,903	8,308	3,714
Change in unrealized gain (loss) on investments	(23,600)	43,884	17,914,901	65,826,300	(293,526)	9,115,095	(6,105)	17,090
Reinvested capital gains	74,599	-	3,793,428	3,407,590	3,023,764	-	5,661	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,167	44,582	37,295,273	82,280,984	4,994,989	11,452,032	7,297	20,321

Equity transactions:
Purchase payments received from contract owners (note 3)	222,680	25,285	3,536,874	5,013,743	614,888	438,182	-	-
Transfers between subaccounts (including fixed account), net (note 3)	1,352,612	434,618	(4,008,451)	(9,911,648)	(35,456)	(443,933)	15,579	435
Redemptions (note 2)	(77,628)	(14,564)	(34,117,412)	(36,663,709)	(4,470,857)	(4,838,765)	(18,453)	(9,261)
Annuity benefits	-	-	(187,582)	(175,960)	(4,556)	(3,828)	-	-
Contract maintenance charges (note 2)	(20)	(3)	(6,740)	(7,549)	(2,352)	(2,603)	-	-
Contingent deferred sales charges (note 2)	(271)	-	(37,873)	(36,805)	(9,111)	(11,854)	-	-
Adjustments to maintain reserves	(135)	(5)	484	498	(1,151)	(3,696)	(15)	(10)

Net equity transactions	1,497,238	445,331	(34,820,700)	(41,781,430)	(3,908,595)	(4,866,497)	(2,889)	(8,836)

Net change in contract owners’ equity	1,546,405	489,913	2,474,573	40,499,554	1,086,394	6,585,535	4,408	11,485
Contract owners’ equity beginning of period	489,913	-	328,674,167	288,174,613	43,400,096	36,814,561	79,374	67,889

Contract owners’ equity end of period	$2,036,318	489,913	331,148,740	328,674,167	44,486,490	43,400,096	83,782	79,374

CHANGES IN UNITS:
Beginning units	40,006	-	15,756,466	18,017,028	2,492,466	2,809,210	5,273	5,926
Units purchased	143,630	42,935	680,286	969,743	102,630	93,206	901	35
Units redeemed	(24,281)	(2,929)	(2,279,580)	(3,230,305)	(318,276)	(409,950)	(1,183)	(688)

Ending units	159,355	40,006	14,157,172	15,756,466	2,276,820	2,492,466	4,991	5,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ETVFR		GVGMNS		HVIE		HVSIT
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$77,254	-	(2,429)	(1,490)	768	387	(5,194)	(9,554)
Realized gain (loss) on investments	(7,677)	-	1,936	1,693	6,377	12,530	105,136	152,379
Change in unrealized gain (loss) on investments	(184,754)	-	5,095	1,887	(15,181)	12,204	(201,845)	139,776
Reinvested capital gains	-	-	1,835	4,696	-	-	60,589	-

Net increase (decrease) in contract owners’ equity resulting from operations	(115,177)	-	6,437	6,786	(8,036)	25,121	(41,314)	282,601

Equity transactions:
Purchase payments received from contract owners (note 3)	9,612	-	7,958	100,177	-	14,233	171,307	61,630
Transfers between subaccounts (including fixed account), net (note 3)	8,386,110	-	23,708	86,554	346	38,085	(744,639)	326,165
Redemptions (note 2)	(214,155)	-	(3,888)	(1,279)	(35,392)	(41,679)	(39,854)	(77,926)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1)	(3)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(34)	(53)	-	-	(120)
Adjustments to maintain reserves	30	-	3	(28)	(4)	(21)	(24)	453

Net equity transactions	8,181,597	-	27,780	185,387	(35,103)	10,618	(613,210)	310,202

Net change in contract owners’ equity	8,066,420	-	34,217	192,173	(43,139)	35,739	(654,524)	592,803
Contract owners’ equity beginning of period	-	-	194,340	2,167	129,902	94,163	1,253,758	660,955

Contract owners’ equity end of period	$8,066,420	-	228,557	194,340	86,763	129,902	599,234	1,253,758

CHANGES IN UNITS:
Beginning units	-	-	16,917	212	10,484	9,241	71,516	49,252
Units purchased	856,783	-	6,618	30,755	1,329	13,232	21,655	112,973
Units redeemed	(44,141)	-	(4,194)	(14,050)	(4,230)	(11,989)	(57,891)	(90,709)

Ending units	812,642	-	19,341	16,917	7,583	10,484	35,280	71,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IVMCC2		IVKMG2		JPMMV1		JABS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,134)	(1,108)	(17,103)	(12,936)	(70,072)	(21,066)	214	648
Realized gain (loss) on investments	8,689	3,796	178,341	81,993	2,154,744	2,383,537	1,072	1,051
Change in unrealized gain (loss) on investments	(33,787)	25,700	(82,678)	312,621	(491,500)	2,238,584	1,941	8,087
Reinvested capital gains	40,515	23,874	-	-	1,122,272	203,361	2,106	3,891

Net increase (decrease) in contract owners’ equity resulting from operations	11,283	52,262	78,560	381,678	2,715,444	4,804,416	5,333	13,677

Equity transactions:
Purchase payments received from contract owners (note 3)	4,016	243,461	41,457	8,192	244,657	695,326	(4)	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,262)	47,997	39,045	(13,347)	384,700	1,838,076	364	(2,331)
Redemptions (note 2)	(2,919)	(11,680)	(269,278)	(193,217)	(2,073,316)	(2,538,154)	(5,275)	(5,338)
Annuity benefits	-	-	(6,708)	(6,140)	(4,004)	(3,500)	(512)	(473)
Contract maintenance charges (note 2)	(4)	(4)	(28)	(31)	(396)	(374)	-	-
Contingent deferred sales charges (note 2)	-	-	(235)	(70)	(906)	(886)	-	-
Adjustments to maintain reserves	(16)	-	27	(49)	(275)	(369)	1	2

Net equity transactions	(185)	279,774	(195,720)	(204,662)	(1,449,540)	(9,881)	(5,426)	(8,140)

Net change in contract owners’ equity	11,098	332,036	(117,160)	177,016	1,265,904	4,794,535	(93)	5,537
Contract owners’ equity beginning of period	344,396	12,360	1,401,792	1,224,776	19,902,889	15,108,354	83,415	77,878

Contract owners’ equity end of period	$355,494	344,396	1,284,632	1,401,792	21,168,793	19,902,889	83,322	83,415

CHANGES IN UNITS:
Beginning units	27,191	1,240	98,422	116,100	870,361	865,697	4,117	4,547
Units purchased	4,752	28,579	32,571	38,127	154,663	292,814	54	33
Units redeemed	(4,698)	(2,628)	(47,835)	(55,805)	(212,870)	(288,150)	(324)	(463)

Ending units	27,245	27,191	83,158	98,422	812,154	870,361	3,847	4,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JACAS		JAGTS		JAIGS		LZREMS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(993,575)	(497,348)	(333,443)	(324,002)	3,632,061	1,674,978	15,689	-
Realized gain (loss) on investments	1,114,634	2,642,226	4,362,126	3,010,926	(1,793,034)	(2,171,098)	(22,603)	-
Change in unrealized gain (loss) on investments	(21,898,474)	21,519,702	(3,622,962)	5,976,110	(17,591,726)	10,991,476	(157,370)	-
Reinvested capital gains	27,917,156	-	1,908,925	-	5,737,577	-	8,183	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,139,741	23,664,580	2,314,646	8,663,034	(10,015,122)	10,495,356	(156,101)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	870,825	1,512,898	315,668	601,554	880,900	1,189,885	26,243	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,961,670)	(6,051,044)	(1,532,430)	(1,677,628)	(3,182,474)	(5,884,746)	1,327,904	-
Redemptions (note 2)	(10,943,107)	(13,210,207)	(3,998,741)	(3,798,573)	(9,484,042)	(12,041,569)	(70,838)	-
Annuity benefits	(50,470)	(44,120)	(4,025)	(4,051)	(18,720)	(17,030)	-	-
Contract maintenance charges (note 2)	(1,832)	(2,036)	(674)	(773)	(1,955)	(2,248)	-	-
Contingent deferred sales charges (note 2)	(5,718)	(12,508)	(4,945)	(4,668)	(10,681)	(11,439)	-	-
Adjustments to maintain reserves	(5,041)	189	(740)	(649)	(33,078)	(873)	(18)	-

Net equity transactions	(12,097,013)	(17,806,828)	(5,225,887)	(4,884,788)	(11,850,050)	(16,768,020)	1,283,291	-

Net change in contract owners’ equity	(5,957,272)	5,857,752	(2,911,241)	3,778,246	(21,865,172)	(6,272,664)	1,127,190	-
Contract owners’ equity beginning of period	96,692,452	90,834,700	32,107,476	28,329,230	86,630,963	92,903,627	-	-

Contract owners’ equity end of period	$90,735,180	96,692,452	29,196,235	32,107,476	64,765,791	86,630,963	1,127,190	-

CHANGES IN UNITS:
Beginning units	6,674,039	8,117,046	4,420,916	5,219,721	5,797,336	7,024,388	-	-
Units purchased	207,888	351,805	413,113	368,909	225,119	427,650	154,534	-
Units redeemed	(1,047,835)	(1,794,812)	(1,116,127)	(1,167,714)	(1,041,762)	(1,654,702)	(35,436)	-

Ending units	5,834,092	6,674,039	3,717,902	4,420,916	4,980,693	5,797,336	119,098	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MIGSC		MMCGSC		MNDSC		MVFSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,866)	(1,586)	(21,542)	(21,849)	(40,458)	(43,770)	70,060	(57,010)
Realized gain (loss) on investments	12,077	8,169	43,603	18,585	101,403	351,829	2,891,744	3,259,462
Change in unrealized gain (loss) on investments	(3,659)	33,063	(75,884)	351,521	(1,065,439)	664,417	(840,062)	7,482,688
Reinvested capital gains	10,846	5,885	125,955	4,591	643,119	34,640	1,226,563	113,698

Net increase (decrease) in contract owners’ equity resulting from operations	17,398	45,531	72,132	352,848	(361,375)	1,007,116	3,348,305	10,798,838

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	5,849	155,901	331,499	689,363	933,776
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(5,059)	(7,688)	(1,268,156)	1,818,379	(1,434,408)	784,698
Redemptions (note 2)	(20,223)	(14,980)	(200,015)	(223,802)	(501,585)	(567,057)	(4,504,688)	(4,432,796)
Annuity benefits	(7,192)	(6,975)	-	-	-	-	(35,896)	(33,301)
Contract maintenance charges (note 2)	-	-	-	-	(39)	(16)	(771)	(829)
Contingent deferred sales charges (note 2)	-	-	-	-	(90)	(297)	(3,883)	(5,739)
Adjustments to maintain reserves	(1)	873	(44)	(87)	(94)	(180)	(523)	(220)

Net equity transactions	(27,416)	(21,082)	(205,118)	(225,728)	(1,614,063)	1,582,328	(5,290,806)	(2,754,411)

Net change in contract owners’ equity	(10,018)	24,449	(132,986)	127,120	(1,975,438)	2,589,444	(1,942,501)	8,044,427
Contract owners’ equity beginning of period	197,500	173,051	1,255,615	1,128,495	3,970,427	1,380,983	41,081,281	33,036,854

Contract owners’ equity end of period	$187,482	197,500	1,122,629	1,255,615	1,994,989	3,970,427	39,138,780	41,081,281

CHANGES IN UNITS:
Beginning units	10,895	12,259	91,207	110,539	254,247	102,754	2,507,162	2,700,096
Units purchased	81	87	2,772	1,735	88,587	377,657	177,046	497,408
Units redeemed	(1,548)	(1,451)	(17,385)	(21,067)	(205,297)	(226,164)	(486,805)	(690,342)

Ending units	9,428	10,895	76,594	91,207	137,537	254,247	2,197,403	2,507,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MVIVSC		MSVFI		MSVF2		MSEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$100,346	27,611	83,996	61,983	7,480	12,830	298,027	246,156
Realized gain (loss) on investments	897,694	421,554	(11,889)	49,217	(4,192)	(7,231)	17,848	133,700
Change in unrealized gain (loss) on investments	(1,060,395)	1,858,865	123,522	(178,767)	41,200	(26,625)	(215,411)	(1,397,030)
Reinvested capital gains	-	-	-	-	-	-	51,873	105,195

Net increase (decrease) in contract owners’ equity resulting from operations	(62,355)	2,308,030	195,629	(67,567)	44,488	(21,026)	152,337	(911,979)

Equity transactions:
Purchase payments received from contract owners (note 3)	231,945	514,040	162,523	171,732	-	1,534	9,463	13,661
Transfers between subaccounts (including fixed account), net (note 3)	3,341,590	4,551,937	2,226,631	(258,408)	42,842	8,725	(151,932)	(451,338)
Redemptions (note 2)	(1,372,242)	(1,167,021)	(289,516)	(420,930)	(14,064)	(24,123)	(1,002,034)	(1,258,106)
Annuity benefits	(2,322)	(325)	-	-	(8,620)	(8,852)	(8,535)	(8,871)
Contract maintenance charges (note 2)	(73)	(46)	(60)	(69)	-	-	(167)	(162)
Contingent deferred sales charges (note 2)	(1,100)	(612)	(38)	(152)	-	-	(521)	(386)
Adjustments to maintain reserves	863	(854)	(81)	(143)	-	(22)	(6)	(214)

Net equity transactions	2,198,661	3,897,119	2,099,459	(507,970)	20,158	(22,738)	(1,153,732)	(1,705,416)

Net change in contract owners’ equity	2,136,306	6,205,149	2,295,088	(575,537)	64,646	(43,764)	(1,001,395)	(2,617,395)
Contract owners’ equity beginning of period	13,718,150	7,513,001	2,009,490	2,585,027	807,653	851,417	7,335,409	9,952,804

Contract owners’ equity end of period	$15,854,456	13,718,150	4,304,578	2,009,490	872,299	807,653	6,334,014	7,335,409

CHANGES IN UNITS:
Beginning units	907,244	627,398	163,990	207,420	58,862	59,721	213,062	259,118
Units purchased	380,643	520,418	401,368	376,485	3,408	1,776	1,589	4,934
Units redeemed	(238,884)	(240,572)	(234,558)	(419,915)	(828)	(2,635)	(34,185)	(50,990)

Ending units	1,049,003	907,244	330,800	163,990	61,442	58,862	180,466	213,062

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVMG		MSVRE		NAMAA2		NAMGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(906)	(702)	(1,678)	(5,554)	784	-	841	-
Realized gain (loss) on investments	926	4,493	80,875	80,860	(1)	-	119	-
Change in unrealized gain (loss) on investments	(6,300)	8,511	163,943	(68,483)	(550)	-	(157)	-
Reinvested capital gains	6,265	945	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15)	13,247	243,140	6,823	233	-	803	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	353	1,466	-	-	5	-
Transfers between subaccounts (including fixed account), net (note 3)	(33)	993	37,133	5,923	88,564	-	93,391	-
Redemptions (note 2)	(783)	(12,610)	(113,468)	(111,533)	-	-	(4,626)	-
Annuity benefits	(640)	(566)	(8,823)	(8,272)	-	-	-	-
Contract maintenance charges (note 2)	(4)	(4)	(82)	(85)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	2	-	-	-	-
Adjustments to maintain reserves	115	1,545	27	(6)	1	-	1	-

Net equity transactions	(1,345)	(10,642)	(84,860)	(112,505)	88,565	-	88,771	-

Net change in contract owners’ equity	(1,360)	2,605	158,280	(105,682)	88,798	-	89,574	-
Contract owners’ equity beginning of period	53,386	50,781	905,157	1,010,839	-	-	-	-

Contract owners’ equity end of period	$52,026	53,386	1,063,437	905,157	88,798	-	89,574	-

CHANGES IN UNITS:
Beginning units	3,737	4,783	24,549	27,707	-	-	-	-
Units purchased	-	90	1,208	1,058	8,915	-	9,590	-
Units redeemed	(60)	(1,136)	(3,226)	(4,216)	-	-	(765)	-

Ending units	3,677	3,737	22,531	24,549	8,915	-	8,825	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,192,140	946,818	(2,629)	(6,153)	(118,152)	59,431	10,592	83,537
Realized gain (loss) on investments	6,484,330	5,245,373	162,204	115,708	1,435,983	839,987	243,437	805,306
Change in unrealized gain (loss) on investments	(7,321,112)	28,304,589	(167,038)	506,909	431,203	7,244,164	172,353	(1,599,796)
Reinvested capital gains	15,684,724	2,697,451	274,908	48,052	78,052	10,573	125,779	4,875

Net increase (decrease) in contract owners’ equity resulting from operations	16,040,082	37,194,231	267,445	664,516	1,827,086	8,154,155	552,161	(706,078)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,141,546	1,892,811	638	55,436	1,319,680	5,494,580	186,293	160,092
Transfers between subaccounts (including fixed account), net (note 3)	(2,817,712)	(3,138,920)	(17,332)	(58,901)	3,401,228	7,203,726	(465,778)	(3,091,321)
Redemptions (note 2)	(17,082,608)	(20,607,477)	(454,076)	(430,967)	(4,595,590)	(5,754,545)	(1,586,762)	(2,407,123)
Annuity benefits	(128,970)	(120,797)	-	-	(93,128)	(88,394)	(15,541)	(25,796)
Contract maintenance charges (note 2)	(2,881)	(3,212)	-	-	(1,054)	(1,212)	(207)	(234)
Contingent deferred sales charges (note 2)	(8,744)	(10,684)	-	-	(3,946)	(5,748)	(2,521)	(1,294)
Adjustments to maintain reserves	(9,104)	5,488	(106)	(55)	(283)	(302)	(239)	(247)

Net equity transactions	(18,908,473)	(21,982,791)	(470,876)	(434,487)	26,907	6,848,105	(1,884,755)	(5,365,923)

Net change in contract owners’ equity	(2,868,391)	15,211,440	(203,431)	230,029	1,853,993	15,002,260	(1,332,594)	(6,072,001)
Contract owners’ equity beginning of period	146,128,450	130,917,010	2,665,192	2,435,163	49,303,726	34,301,466	15,593,778	21,665,779

Contract owners’ equity end of period	$143,260,059	146,128,450	2,461,761	2,665,192	51,157,719	49,303,726	14,261,184	15,593,778

CHANGES IN UNITS:
Beginning units	7,014,850	8,204,277	135,281	159,591	3,225,592	2,681,096	1,315,739	1,768,019
Units purchased	255,474	266,561	1,726	5,285	544,340	1,149,286	79,973	81,020
Units redeemed	(1,126,935)	(1,455,988)	(24,379)	(29,595)	(524,032)	(604,790)	(237,325)	(533,300)

Ending units	6,143,389	7,014,850	112,628	135,281	3,245,900	3,225,592	1,158,387	1,315,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(103,961)	(170,352)	(295,244)	(339,557)	(71,549)	(15,939)	1,725,486	1,218,895
Realized gain (loss) on investments	1,952,241	2,050,542	4,870,327	2,447,300	1,090,224	707,914	685,221	(535,931)
Change in unrealized gain (loss) on investments	(1,751,365)	3,579,002	(1,832,072)	8,061,401	568,754	3,690,226	(2,391,239)	737,228
Reinvested capital gains	-	-	-	-	190,795	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,915	5,459,192	2,743,011	10,169,144	1,778,224	4,382,201	19,468	1,420,192

Equity transactions:
Purchase payments received from contract owners (note 3)	436,255	1,574,944	1,001,801	2,107,300	524,843	2,017,225	144,032	57,650
Transfers between subaccounts (including fixed account), net (note 3)	(570,471)	191,803	(3,823,224)	14,454	1,825,948	1,520,142	22,764,359	(1,231,465)
Redemptions (note 2)	(3,118,400)	(2,860,522)	(5,424,339)	(4,866,358)	(1,849,712)	(1,350,535)	(4,592,608)	(3,731,905)
Annuity benefits	(18,635)	(20,578)	(51,131)	(53,339)	(53,646)	(56,037)	(36,427)	(16,343)
Contract maintenance charges (note 2)	(614)	(645)	(1,201)	(1,268)	(286)	(370)	(402)	(285)
Contingent deferred sales charges (note 2)	(2,077)	(2,620)	(6,880)	(8,209)	(1,144)	(1,064)	(2,053)	(711)
Adjustments to maintain reserves	(255)	(384)	(340)	194	(274)	(209)	(445)	(444)

Net equity transactions	(3,274,197)	(1,118,002)	(8,305,314)	(2,807,226)	445,729	2,129,152	18,276,456	(4,923,503)

Net change in contract owners’ equity	(3,177,282)	4,341,190	(5,562,303)	7,361,918	2,223,953	6,511,353	18,295,924	(3,503,311)
Contract owners’ equity beginning of period	25,093,639	20,752,449	44,893,577	37,531,659	19,580,767	13,069,414	22,856,293	26,359,604

Contract owners’ equity end of period	$21,916,357	25,093,639	39,331,274	44,893,577	21,804,720	19,580,767	41,152,217	22,856,293

CHANGES IN UNITS:
Beginning units	1,583,720	1,659,885	3,111,350	3,321,520	1,473,478	1,267,595	1,046,197	1,281,408
Units purchased	147,318	365,596	226,060	406,725	292,103	442,865	1,362,040	11,235
Units redeemed	(357,158)	(441,761)	(790,177)	(616,895)	(249,005)	(236,982)	(559,125)	(246,446)

Ending units	1,373,880	1,583,720	2,547,233	3,111,350	1,516,576	1,473,478	1,849,112	1,046,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM		GEM2		GIG		NVIE6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,226	628	(1,585)	-	337,807	(32,607)	1,614	(676)
Realized gain (loss) on investments	147,918	(14,768)	4,426	-	541,307	108,585	1,327	10,232
Change in unrealized gain (loss) on investments	(817,074)	8,866	(17,639)	-	(1,511,737)	784,737	(3,858)	2,493
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(648,930)	(5,274)	(14,798)	-	(632,623)	860,715	(917)	12,049

Equity transactions:
Purchase payments received from contract owners (note 3)	217,136	6,541	23,333	-	372,003	14,222	-	(71)
Transfers between subaccounts (including fixed account), net (note 3)	21,625,991	(33,403)	392,982	-	19,116,718	(431,460)	-	(44,155)
Redemptions (note 2)	(2,119,594)	(146,921)	(58,170)	-	(2,066,876)	(731,362)	(2,473)	(3,495)
Annuity benefits	(12,404)	(2,758)	-	-	(4,584)	(3,077)	(2,569)	(2,441)
Contract maintenance charges (note 2)	(803)	(39)	-	-	(332)	(89)	-	-
Contingent deferred sales charges (note 2)	(1,124)	(303)	-	-	(2,244)	(400)	-	-
Adjustments to maintain reserves	456	(56)	(54)	-	(45,147)	1,429	(1)	1

Net equity transactions	19,709,658	(176,939)	358,091	-	17,369,538	(1,150,737)	(5,043)	(50,161)

Net change in contract owners’ equity	19,060,728	(182,213)	343,293	-	16,736,915	(290,022)	(5,960)	(38,112)
Contract owners’ equity beginning of period	966,898	1,149,111	-	-	5,609,945	5,899,967	64,384	102,496

Contract owners’ equity end of period	$20,027,626	966,898	343,293	-	22,346,860	5,609,945	58,424	64,384

CHANGES IN UNITS:
Beginning units	38,605	45,909	-	-	388,288	475,976	7,039	13,008
Units purchased	1,046,779	8,793	43,634	-	1,440,581	6,809	130	129
Units redeemed	(173,520)	(16,097)	(7,881)	-	(251,524)	(94,497)	(654)	(6,098)

Ending units	911,864	38,605	35,753	-	1,577,345	388,288	6,515	7,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO1		NVNSR1		NVCRA2		NVCRB2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(160,290)	(78,943)	(15,885)	(19,077)	34,604	5,248	123,135	56,574
Realized gain (loss) on investments	3,925,545	3,718,968	749,733	672,203	57,284	72,896	342,775	225,919
Change in unrealized gain (loss) on investments	(11,244,473)	18,110,887	(271,736)	1,060,119	(148,573)	534,829	(405,338)	821,279
Reinvested capital gains	11,222,364	2,899,262	-	-	170,355	66,997	269,962	233,150

Net increase (decrease) in contract owners’ equity resulting from operations	3,743,146	24,650,174	462,112	1,713,245	113,670	679,970	330,534	1,336,922

Equity transactions:
Purchase payments received from contract owners (note 3)	729,622	625,427	130,570	235,378	139,496	379,971	92,366	463,353
Transfers between subaccounts (including fixed account), net (note 3)	(2,795,909)	(2,112,340)	(1,393,735)	149,267	127,607	331,415	130,795	1,083,939
Redemptions (note 2)	(8,328,265)	(10,060,584)	(633,610)	(604,368)	(109,296)	(331,538)	(1,261,451)	(1,286,693)
Annuity benefits	(19,989)	(17,179)	(1,920)	(1,403)	-	-	(513)	(488)
Contract maintenance charges (note 2)	(1,127)	(1,210)	(459)	(481)	(715)	(825)	(219)	(234)
Contingent deferred sales charges (note 2)	(4,652)	(5,753)	(1,128)	(2,692)	(1,308)	(1,425)	(872)	(5,082)
Adjustments to maintain reserves	919	(10,525)	(134)	(271)	(64)	(67)	(107)	(137)

Net equity transactions	(10,419,401)	(11,582,164)	(1,900,416)	(224,570)	155,720	377,531	(1,040,001)	254,658

Net change in contract owners’ equity	(6,676,255)	13,068,010	(1,438,304)	1,488,675	269,390	1,057,501	(709,467)	1,591,580
Contract owners’ equity beginning of period	75,493,378	62,425,368	5,978,540	4,489,865	3,310,739	2,253,238	11,454,945	9,863,365

Contract owners’ equity end of period	$68,817,123	75,493,378	4,540,236	5,978,540	3,580,129	3,310,739	10,745,478	11,454,945

CHANGES IN UNITS:
Beginning units	5,881,810	6,918,204	419,199	432,385	262,726	228,694	884,824	860,739
Units purchased	266,412	514,381	48,210	311,634	30,057	72,663	101,725	189,024
Units redeemed	(1,064,110)	(1,550,775)	(176,830)	(324,820)	(17,875)	(38,631)	(181,674)	(164,939)

Ending units	5,084,112	5,881,810	290,579	419,199	274,908	262,726	804,875	884,824

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$82,739	23,538	84,486	43,129	252,020	96,551	109,640	15,421
Realized gain (loss) on investments	377,093	251,710	239,499	140,137	954,033	636,479	310,270	350,179
Change in unrealized gain (loss) on investments	(452,252)	670,360	(401,790)	(12,696)	(1,015,479)	1,998,015	(895,055)	974,035
Reinvested capital gains	213,725	169,362	265,373	132,527	519,601	539,589	748,417	353,605

Net increase (decrease) in contract owners’ equity resulting from operations	221,305	1,114,970	187,568	303,097	710,175	3,270,634	273,272	1,693,240

Equity transactions:
Purchase payments received from contract owners (note 3)	81,124	224,955	97,916	305,130	628,978	1,517,880	239,283	601,843
Transfers between subaccounts (including fixed account), net (note 3)	318,230	60,585	1,566,015	918,901	241,457	819,065	737,683	(395,777)
Redemptions (note 2)	(884,060)	(573,668)	(1,242,920)	(1,933,040)	(3,378,946)	(2,049,303)	(763,869)	(706,043)
Annuity benefits	(1,182)	(1,109)	(32,301)	(32,250)	(56,959)	(56,161)	(92,820)	(86,114)
Contract maintenance charges (note 2)	(401)	(375)	(461)	(356)	(1,545)	(1,324)	(962)	(833)
Contingent deferred sales charges (note 2)	(963)	(271)	(2,401)	(5,382)	(7,981)	(4,269)	(6,151)	(2,798)
Adjustments to maintain reserves	(56)	(80)	8,825	7,388	(191)	(116)	(109)	(66)

Net equity transactions	(487,308)	(289,963)	394,673	(739,609)	(2,575,187)	225,772	113,055	(589,788)

Net change in contract owners’ equity	(266,003)	825,007	582,241	(436,512)	(1,865,012)	3,496,406	386,327	1,103,452
Contract owners’ equity beginning of period	6,776,880	5,951,873	7,965,440	8,401,952	23,112,672	19,616,266	8,898,146	7,794,694

Contract owners’ equity end of period	$6,510,877	6,776,880	8,547,681	7,965,440	21,247,660	23,112,672	9,284,473	8,898,146

CHANGES IN UNITS:
Beginning units	523,330	550,198	626,630	684,120	1,734,862	1,704,961	583,495	627,883
Units purchased	88,053	65,703	341,135	172,989	176,567	381,779	115,348	111,474
Units redeemed	(125,973)	(92,571)	(301,246)	(230,479)	(371,881)	(351,878)	(100,413)	(155,862)

Ending units	485,410	523,330	666,519	626,630	1,539,548	1,734,862	598,430	583,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$97,849	48,401	108,501	58,524	2,927	1,230	51,903	19,307
Realized gain (loss) on investments	252,575	191,716	(86,289)	31,105	5,776	20,815	11,078	30,413
Change in unrealized gain (loss) on investments	(320,629)	411,507	223,067	(417,690)	9,712	(63,770)	125,202	(379,754)
Reinvested capital gains	221,233	175,701	-	72,537	-	8,266	-	123,654

Net increase (decrease) in contract owners’ equity resulting from operations	251,028	827,325	245,279	(255,524)	18,415	(33,459)	188,183	(206,380)

Equity transactions:
Purchase payments received from contract owners (note 3)	119,874	91,920	136,949	234,771	-	-	76,514	239,829
Transfers between subaccounts (including fixed account), net (note 3)	(293,049)	263,024	1,740,682	(1,239,421)	(44,917)	(5,979)	471,407	(461,312)
Redemptions (note 2)	(764,931)	(1,118,338)	(1,203,701)	(2,173,198)	(35,266)	(182,850)	(655,891)	(784,313)
Annuity benefits	(1,570)	(1,526)	(4,853)	(11,250)	-	-	(4,849)	(8,352)
Contract maintenance charges (note 2)	(313)	(299)	(229)	(262)	-	-	(77)	(73)
Contingent deferred sales charges (note 2)	(751)	(387)	(3,812)	(1,779)	-	-	(331)	(76)
Adjustments to maintain reserves	(83)	(140)	(843)	(9,710)	(35)	(13)	(117)	(156)

Net equity transactions	(940,823)	(765,746)	664,193	(3,200,849)	(80,218)	(188,842)	(113,344)	(1,014,453)

Net change in contract owners’ equity	(689,795)	61,579	909,472	(3,456,373)	(61,803)	(222,301)	74,839	(1,220,833)
Contract owners’ equity beginning of period	8,780,050	8,718,471	5,771,978	9,228,351	690,858	913,159	5,209,159	6,429,992

Contract owners’ equity end of period	$8,090,255	8,780,050	6,681,450	5,771,978	629,055	690,858	5,283,998	5,209,159

CHANGES IN UNITS:
Beginning units	706,326	771,585	465,087	720,113	60,013	76,022	390,927	468,113
Units purchased	62,867	77,421	252,677	219,953	-	3,434	130,520	115,682
Units redeemed	(137,341)	(142,680)	(200,507)	(474,979)	(6,805)	(19,443)	(138,612)	(192,868)

Ending units	631,852	706,326	517,257	465,087	53,208	60,013	382,835	390,927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRF		TRF2		GBF		GBF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$112,461	267,920	(3,685)	(3,786)	1,169,305	1,202,870	(3,457)	(9,334)
Realized gain (loss) on investments	3,507,036	4,456,527	105,614	15,728	(2,346,237)	(1,502,888)	(51,681)	(51,440)
Change in unrealized gain (loss) on investments	8,393,890	23,465,035	(65,064)	100,703	6,008,049	(10,567,064)	135,340	(230,808)
Reinvested capital gains	-	-	-	-	-	1,860,134	-	44,758

Net increase (decrease) in contract owners’ equity resulting from operations	12,013,387	28,189,482	36,865	112,645	4,831,117	(9,006,948)	80,202	(246,824)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,059,185	1,299,416	-	2,618	1,296,050	2,283,235	109,422	11,311
Transfers between subaccounts (including fixed account), net (note 3)	(984,905)	(1,576,738)	(26,358)	(1,464)	(2,706,428)	(9,000,572)	(27,167)	(65,649)
Redemptions (note 2)	(11,589,135)	(12,800,426)	(167,568)	(55,985)	(18,810,225)	(26,931,262)	(700,816)	(777,713)
Annuity benefits	(107,231)	(96,685)	-	-	(115,402)	(151,762)	(620)	(645)
Contract maintenance charges (note 2)	(5,327)	(5,866)	-	-	(2,759)	(3,233)	-	-
Contingent deferred sales charges (note 2)	(8,564)	(13,804)	-	-	(9,959)	(15,876)	-	-
Adjustments to maintain reserves	(5,208)	733	(18)	(26)	(1,531)	(4,126)	33	67

Net equity transactions	(11,641,185)	(13,193,370)	(193,944)	(54,857)	(20,350,254)	(33,823,596)	(619,148)	(832,629)

Net change in contract owners’ equity	372,202	14,996,112	(157,079)	57,788	(15,519,137)	(42,830,544)	(538,946)	(1,079,453)
Contract owners’ equity beginning of period	115,918,356	100,922,244	468,595	410,807	147,826,852	190,657,396	3,460,519	4,539,972

Contract owners’ equity end of period	$116,290,558	115,918,356	311,516	468,595	132,307,715	147,826,852	2,921,573	3,460,519

CHANGES IN UNITS:
Beginning units	6,330,688	7,146,201	31,548	35,483	8,535,517	10,447,542	273,240	336,649
Units purchased	137,058	170,704	1,626	213	848,790	1,123,266	16,252	27,838
Units redeemed	(744,050)	(986,217)	(13,972)	(4,148)	(1,997,309)	(3,035,291)	(65,002)	(91,247)

Ending units	5,723,696	6,330,688	19,202	31,548	7,386,998	8,535,517	224,490	273,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CAF		GVIX8		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(213,426)	(115,254)	81,231	65,391	182,521	171,188	44,229	40,033
Realized gain (loss) on investments	2,516,465	2,081,296	45,201	13,535	3,441,125	1,685,717	264,668	117,025
Change in unrealized gain (loss) on investments	730,380	5,378,537	(455,808)	601,658	(2,020,693)	8,185,369	(113,478)	446,098
Reinvested capital gains	-	-	-	-	-	-	25,471	52,924

Net increase (decrease) in contract owners’ equity resulting from operations	3,033,419	7,344,579	(329,376)	680,584	1,602,953	10,042,274	220,890	656,080

Equity transactions:
Purchase payments received from contract owners (note 3)	375,519	643,749	173,729	194,593	1,319,700	1,434,871	340,939	294,630
Transfers between subaccounts (including fixed account), net (note 3)	2,459,959	(607,155)	432,556	267,742	(805,207)	(334,464)	1,009,627	740,549
Redemptions (note 2)	(4,155,058)	(3,758,968)	(333,945)	(218,638)	(5,951,909)	(5,153,873)	(886,425)	(417,032)
Annuity benefits	(5,894)	(7,068)	-	-	(140,062)	(129,146)	(1,979)	(1,914)
Contract maintenance charges (note 2)	(1,987)	(2,178)	(65)	(66)	(5,530)	(5,941)	(195)	(230)
Contingent deferred sales charges (note 2)	(3,349)	(6,202)	(472)	(23)	(16,002)	(15,188)	(116)	(453)
Adjustments to maintain reserves	(778)	(634)	(124)	(86)	(236)	(445)	(131)	(130)

Net equity transactions	(1,331,588)	(3,738,456)	271,679	243,522	(5,599,246)	(4,204,186)	461,720	615,420

Net change in contract owners’ equity	1,701,831	3,606,123	(57,697)	924,106	(3,996,293)	5,838,088	682,610	1,271,500
Contract owners’ equity beginning of period	31,396,717	27,790,594	4,197,112	3,273,006	46,605,238	40,767,150	6,417,408	5,145,908

Contract owners’ equity end of period	$33,098,548	31,396,717	4,139,415	4,197,112	42,608,945	46,605,238	7,100,018	6,417,408

CHANGES IN UNITS:
Beginning units	2,583,222	2,932,172	387,529	360,461	2,356,559	2,595,098	420,303	377,590
Units purchased	312,851	160,603	92,387	107,247	252,589	414,140	109,583	91,606
Units redeemed	(423,375)	(509,553)	(66,927)	(80,179)	(539,058)	(652,679)	(80,273)	(48,893)

Ending units	2,472,698	2,583,222	412,989	387,529	2,070,090	2,356,559	449,613	420,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,633	11,447	193,231	155,625	885,518	844,136	393,109	384,078
Realized gain (loss) on investments	95,144	80,202	1,093,296	1,410,612	2,133,601	(690,016)	185,755	(1,040,704)
Change in unrealized gain (loss) on investments	(60,169)	104,784	(1,406,513)	(693,654)	4,802,885	29,702,227	3,075,786	20,377,081
Reinvested capital gains	22,838	22,851	1,043,998	593,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,446	219,284	924,012	1,465,968	7,822,004	29,856,347	3,654,650	19,720,455

Equity transactions:
Purchase payments received from contract owners (note 3)	199,105	333,906	458,273	1,089,921	2,383,400	3,468,559	2,351,951	2,859,480
Transfers between subaccounts (including fixed account), net (note 3)	411,906	392,476	(717,909)	(3,999,788)	(2,337,203)	(667,881)	(955,397)	(2,492,035)
Redemptions (note 2)	(371,737)	(333,711)	(5,432,404)	(7,373,721)	(24,672,385)	(29,071,172)	(14,120,619)	(12,242,924)
Annuity benefits	(1,762)	(1,564)	(33,618)	(33,711)	(604,035)	(653,193)	(348,845)	(334,826)
Contract maintenance charges (note 2)	(122)	(111)	(1,046)	(1,074)	(9,616)	(10,299)	(11,118)	(12,462)
Contingent deferred sales charges (note 2)	(354)	(452)	(4,117)	(6,525)	(24,701)	(31,282)	(17,464)	(33,238)
Adjustments to maintain reserves	(51)	(40)	(330)	(410)	(114,679)	(6,831)	3,048	2,344

Net equity transactions	236,985	390,504	(5,731,151)	(10,325,308)	(25,379,219)	(26,972,099)	(13,098,444)	(12,253,661)

Net change in contract owners’ equity	308,431	609,788	(4,807,139)	(8,859,340)	(17,557,215)	2,884,248	(9,443,794)	7,466,794
Contract owners’ equity beginning of period	1,694,312	1,084,524	37,769,950	46,629,290	212,607,937	209,723,689	107,864,633	100,397,839

Contract owners’ equity end of period	$2,002,743	1,694,312	32,962,811	37,769,950	195,050,722	212,607,937	98,420,839	107,864,633

CHANGES IN UNITS:
Beginning units	94,238	70,337	2,653,700	3,409,144	11,870,761	13,526,513	5,587,916	6,299,513
Units purchased	38,582	53,580	176,351	312,005	355,810	873,774	198,285	335,577
Units redeemed	(24,923)	(29,679)	(579,011)	(1,067,449)	(1,761,846)	(2,529,526)	(861,283)	(1,047,174)

Ending units	107,897	94,238	2,251,040	2,653,700	10,464,725	11,870,761	4,924,918	5,587,916

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		MCIF		SAM		NVMIG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$292,000	277,452	(107,789)	(45,318)	(2,089,745)	(2,285,834)	151,855	650
Realized gain (loss) on investments	492,870	146,556	4,565,685	3,099,266	3	2,719	(49,885)	7,544
Change in unrealized gain (loss) on investments	122,892	4,435,192	(1,732,879)	21,750,573	(2)	185	(3,895,790)	17,458
Reinvested capital gains	1,074,640	784,191	5,258,128	2,585,430	-	-	2,536,266	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,982,402	5,643,391	7,983,145	27,389,951	(2,089,744)	(2,282,930)	(1,257,554)	25,652

Equity transactions:
Purchase payments received from contract owners (note 3)	656,285	1,320,583	1,355,315	1,603,925	23,306,433	25,724,722	398,078	2,115
Transfers between subaccounts (including fixed account), net (note 3)	(209,463)	494,036	(2,882,622)	(1,286,590)	76,804,455	60,462,107	49,436,630	105,363
Redemptions (note 2)	(7,303,008)	(11,625,246)	(11,252,763)	(13,643,843)	(89,075,744)	(111,247,518)	(3,759,593)	(9,184)
Annuity benefits	(143,929)	(140,208)	(76,622)	(79,505)	(184,740)	(204,346)	(5,278)	-
Contract maintenance charges (note 2)	(2,583)	(2,740)	(2,173)	(2,043)	(2,970)	(3,536)	(610)	-
Contingent deferred sales charges (note 2)	(10,954)	(7,562)	(8,752)	(11,233)	(20,997)	(37,413)	(1,703)	(60)
Adjustments to maintain reserves	78	84	(11,031)	(130)	(199)	(3,324)	(397)	40

Net equity transactions	(7,013,574)	(9,961,053)	(12,878,648)	(13,419,419)	10,826,238	(25,309,308)	46,067,127	98,274

Net change in contract owners’ equity	(5,031,172)	(4,317,662)	(4,895,503)	13,970,532	8,736,494	(27,592,238)	44,809,573	123,926
Contract owners’ equity beginning of period	60,885,815	65,203,477	106,219,986	92,249,454	181,169,148	208,761,386	194,118	70,192

Contract owners’ equity end of period	$55,854,643	60,885,815	101,324,483	106,219,986	189,905,642	181,169,148	45,003,691	194,118

CHANGES IN UNITS:
Beginning units	3,709,734	4,348,864	2,680,803	3,063,218	15,167,273	17,342,803	10,333	4,488
Units purchased	127,582	291,672	120,965	262,494	15,439,158	17,555,131	2,708,766	8,504
Units redeemed	(553,811)	(930,802)	(439,073)	(644,909)	(14,464,893)	(19,730,661)	(282,222)	(2,659)

Ending units	3,283,505	3,709,734	2,362,695	2,680,803	16,141,538	15,167,273	2,436,877	10,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIVI		GVDIV2		NVMLG1		NVMLG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$83,518	-	2,993	(7)	(164,671)	(92,531)	(7,106)	(6,744)
Realized gain (loss) on investments	(26,177)	-	(764)	(689)	2,647,046	1,561,348	47,336	55,888
Change in unrealized gain (loss) on investments	(858,486)	-	(46,657)	735	(2,035,531)	3,681,806	(36,269)	49,760
Reinvested capital gains	-	-	-	-	1,698,446	1,594,683	28,677	34,059

Net increase (decrease) in contract owners’ equity resulting from operations	(801,145)	-	(44,428)	39	2,145,290	6,745,306	32,638	132,963

Equity transactions:
Purchase payments received from contract owners (note 3)	47,156	-	(2)	-	796,114	928,877	-	281
Transfers between subaccounts (including fixed account), net (note 3)	9,112,019	-	465,905	(2,109)	(768,853)	1,318,963	(6,083)	(37,834)
Redemptions (note 2)	(993,603)	-	(14,917)	9	(3,519,451)	(3,350,997)	(96,927)	(110,054)
Annuity benefits	-	-	(6,578)	(51)	(32,630)	(29,497)	-	(215)
Contract maintenance charges (note 2)	(218)	-	-	-	(1,114)	(1,166)	-	-
Contingent deferred sales charges (note 2)	(360)	-	-	-	(3,060)	(5,216)	-	-
Adjustments to maintain reserves	(241)	-	(31)	-	(382)	46	(23)	4

Net equity transactions	8,164,753	-	444,377	(2,151)	(3,529,376)	(1,138,990)	(103,033)	(147,818)

Net change in contract owners’ equity	7,363,608	-	399,949	(2,112)	(1,384,086)	5,606,316	(70,395)	(14,855)
Contract owners’ equity beginning of period	-	-	-	2,112	27,777,075	22,170,759	459,833	474,688

Contract owners’ equity end of period	$7,363,608	-	399,949	-	26,392,989	27,777,075	389,438	459,833

CHANGES IN UNITS:
Beginning units	-	-	-	179	2,019,933	2,143,624	35,708	47,902
Units purchased	953,767	-	32,435	1	400,532	527,754	-	28
Units redeemed	(138,878)	-	(1,846)	(180)	(661,542)	(651,445)	(7,631)	(12,222)

Ending units	814,889	-	30,589	-	1,758,923	2,019,933	28,077	35,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(967)	26,644	(21,774)	(14,941)	(964,849)	(973,483)	(86,419)	(82,988)
Realized gain (loss) on investments	1,347,116	875,426	240,257	160,736	7,754,528	6,540,293	587,744	375,338
Change in unrealized gain (loss) on investments	(1,430,894)	1,033,730	(274,636)	644,838	(15,101,697)	15,872,688	(1,218,685)	1,220,839
Reinvested capital gains	953,224	411,470	352,609	168,195	10,517,339	6,296,586	842,389	486,322

Net increase (decrease) in contract owners’ equity resulting from operations	868,479	2,347,270	296,456	958,828	2,205,321	27,736,084	125,029	1,999,511

Equity transactions:
Purchase payments received from contract owners (note 3)	188,880	202,535	132	794	927,151	1,265,766	80,332	30,933
Transfers between subaccounts (including fixed account), net (note 3)	(35,078)	586,875	(53,551)	(89,310)	(1,427,431)	(1,243,211)	(139,788)	137,454
Redemptions (note 2)	(1,341,468)	(1,309,528)	(527,828)	(358,881)	(12,345,348)	(12,580,787)	(786,709)	(469,107)
Annuity benefits	(150)	(134)	(10,777)	(10,799)	(77,277)	(77,400)	-	-
Contract maintenance charges (note 2)	(136)	(156)	(11)	(11)	(2,523)	(2,775)	-	-
Contingent deferred sales charges (note 2)	(2,525)	(1,444)	(30)	(221)	(15,160)	(14,030)	-	-
Adjustments to maintain reserves	(344)	(313)	(163)	3,323	(462)	(65)	(32)	(76)

Net equity transactions	(1,190,821)	(522,165)	(592,228)	(455,105)	(12,941,050)	(12,652,502)	(846,197)	(300,796)

Net change in contract owners’ equity	(322,342)	1,825,105	(295,772)	503,723	(10,735,729)	15,083,582	(721,168)	1,698,715
Contract owners’ equity beginning of period	9,783,124	7,958,019	3,625,568	3,121,845	95,308,945	80,225,363	7,388,276	5,689,561

Contract owners’ equity end of period	$9,460,782	9,783,124	3,329,796	3,625,568	84,573,216	95,308,945	6,667,108	7,388,276

CHANGES IN UNITS:
Beginning units	644,126	701,373	267,804	307,809	6,491,418	7,505,685	521,017	549,050
Units purchased	298,828	361,946	1,396	4,310	425,394	394,164	36,874	50,099
Units redeemed	(372,615)	(419,193)	(44,438)	(44,315)	(1,319,507)	(1,408,431)	(98,750)	(78,132)

Ending units	570,339	644,126	224,762	267,804	5,597,305	6,491,418	459,141	521,017

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMV2		SCGF		SCGF2		SCVF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$146,859	2,422	(291,340)	(289,546)	(5,912)	(6,308)	(631,920)	(327,712)
Realized gain (loss) on investments	3,515,720	4,110,043	5,430,864	4,781,175	30,881	22,217	3,661,221	2,316,792
Change in unrealized gain (loss) on investments	(9,308,447)	11,592,126	(8,436,681)	2,986,216	(68,322)	82,910	(7,152,768)	32,228,768
Reinvested capital gains	15,691,179	2,959,602	3,555,977	1,479,517	45,608	18,489	9,771,942	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,045,311	18,664,193	258,820	8,957,362	2,255	117,308	5,648,475	34,217,848

Equity transactions:
Purchase payments received from contract owners (note 3)	765,203	562,036	280,637	413,334	8,750	90	1,062,851	1,261,309
Transfers between subaccounts (including fixed account), net (note 3)	495,569	(659,665)	(1,918,748)	465,871	(3,937)	(8,534)	(4,493,103)	(1,445,699)
Redemptions (note 2)	(8,083,173)	(7,841,663)	(3,200,413)	(2,927,365)	(36,466)	(79,043)	(12,864,030)	(13,597,700)
Annuity benefits	(23,201)	(20,815)	(9,113)	(9,146)	(42)	(39)	(49,951)	(50,108)
Contract maintenance charges (note 2)	(1,083)	(1,170)	(671)	(796)	-	-	(2,071)	(2,240)
Contingent deferred sales charges (note 2)	(5,575)	(7,824)	(1,912)	(2,852)	-	-	(10,182)	(9,794)
Adjustments to maintain reserves	(646)	(205)	(391)	2,573	(8)	(33)	(429)	478

Net equity transactions	(6,852,906)	(7,969,306)	(4,850,611)	(2,058,381)	(31,703)	(87,559)	(16,356,915)	(13,843,754)

Net change in contract owners’ equity	3,192,405	10,694,887	(4,591,791)	6,898,981	(29,448)	29,749	(10,708,440)	20,374,094
Contract owners’ equity beginning of period	68,368,258	57,673,371	29,010,061	22,111,080	347,874	318,125	114,103,086	93,728,992

Contract owners’ equity end of period	$71,560,663	68,368,258	24,418,270	29,010,061	318,426	347,874	103,394,646	114,103,086

CHANGES IN UNITS:
Beginning units	4,472,473	5,061,320	1,285,895	1,396,829	23,563	30,452	2,567,355	2,933,718
Units purchased	264,358	462,760	232,601	385,680	3,224	936	64,073	221,427
Units redeemed	(691,065)	(1,051,607)	(455,285)	(496,614)	(5,385)	(7,825)	(434,469)	(587,790)

Ending units	4,045,766	4,472,473	1,063,211	1,285,895	21,402	23,563	2,196,959	2,567,355

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF2		SCF		SCF2		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(12,101)	(10,005)	(926,571)	(973,370)	(30,423)	(29,717)	957,026	1,155,362
Realized gain (loss) on investments	104,620	75,812	1,298,227	(151,816)	131,935	110,603	734,367	2,251,573
Change in unrealized gain (loss) on investments	(127,673)	197,855	(15,851,710)	34,389,528	(385,476)	479,634	(335,155)	(4,685,544)
Reinvested capital gains	70,802	-	14,845,685	-	253,951	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,648	263,662	(634,369)	33,264,342	(30,013)	560,520	1,356,238	(1,278,609)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,231	26,427	963,070	1,169,084	1,418	16,662	706,509	844,036
Transfers between subaccounts (including fixed account), net (note 3)	(56,038)	(32,583)	(2,311,138)	(3,643,463)	63,202	(49,023)	1,509,352	(4,165,175)
Redemptions (note 2)	(129,782)	(141,399)	(11,450,358)	(12,161,561)	(289,305)	(347,347)	(5,345,461)	(7,526,917)
Annuity benefits	(123)	(112)	(46,735)	(45,916)	-	-	(40,584)	(38,130)
Contract maintenance charges (note 2)	-	-	(2,219)	(2,353)	-	-	(403)	(433)
Contingent deferred sales charges (note 2)	-	-	(8,572)	(10,360)	-	-	(3,370)	(3,259)
Adjustments to maintain reserves	(76)	(6)	(377)	(5,405)	(93)	(71)	(3,006)	591

Net equity transactions	(175,788)	(147,673)	(12,856,329)	(14,699,974)	(224,778)	(379,779)	(3,176,963)	(10,889,287)

Net change in contract owners’ equity	(140,140)	115,989	(13,490,698)	18,564,368	(254,791)	180,741	(1,820,725)	(12,167,896)
Contract owners’ equity beginning of period	882,708	766,719	109,618,511	91,054,143	1,848,534	1,667,793	50,092,703	62,260,599

Contract owners’ equity end of period	$742,568	882,708	96,127,813	109,618,511	1,593,743	1,848,534	48,271,978	50,092,703

CHANGES IN UNITS:
Beginning units	43,328	51,758	2,883,522	3,336,881	86,298	107,261	2,677,616	3,260,113
Units purchased	804	5,226	113,450	132,253	4,652	5,230	254,721	320,384
Units redeemed	(9,341)	(13,656)	(465,658)	(585,612)	(15,707)	(26,193)	(421,123)	(902,881)

Ending units	34,791	43,328	2,531,314	2,883,522	75,243	86,298	2,511,214	2,677,616

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(21,341)	291	(1,647,957)	(1,364,844)	(120,652)	(111,863)	70,470	20,419
Realized gain (loss) on investments	38,654	71,552	21,635,908	16,963,567	653,387	395,132	163,468	(95,058)
Change in unrealized gain (loss) on investments	(64,228)	(151,823)	(32,388,882)	101,875,169	(869,310)	2,263,967	(612,403)	563,105
Reinvested capital gains	-	7,003	41,629,299	-	908,519	-	109,195	25,031

Net increase (decrease) in contract owners’ equity resulting from operations	(46,915)	(72,977)	29,228,368	117,473,892	571,944	2,547,236	(269,270)	513,497

Equity transactions:
Purchase payments received from contract owners (note 3)	509,308	91,824	3,398,687	3,783,480	32,047	39,184	137,923	145,031
Transfers between subaccounts (including fixed account), net (note 3)	532,979	2,700,404	(10,530,148)	(15,002,562)	(40,048)	(189,004)	53,973	(1,241,728)
Redemptions (note 2)	(2,309,885)	(2,761,152)	(48,815,103)	(53,228,861)	(1,517,061)	(1,332,374)	(502,755)	(393,758)
Annuity benefits	(39,699)	(44,112)	(412,148)	(363,018)	(9,890)	(8,485)	-	-
Contract maintenance charges (note 2)	(58)	(70)	(10,735)	(11,433)	-	-	(456)	(504)
Contingent deferred sales charges (note 2)	(2,363)	(422)	(24,617)	(40,918)	-	(190)	(1,188)	(2,519)
Adjustments to maintain reserves	(195)	(204)	(9,302)	63	149	(10)	(143)	(193)

Net equity transactions	(1,309,913)	(13,732)	(56,403,366)	(64,863,249)	(1,534,803)	(1,490,879)	(312,646)	(1,493,671)

Net change in contract owners’ equity	(1,356,828)	(86,709)	(27,174,998)	52,610,643	(962,859)	1,056,357	(581,916)	(980,174)
Contract owners’ equity beginning of period	8,826,374	8,913,083	419,732,785	367,122,142	9,403,470	8,347,113	3,119,324	4,099,498

Contract owners’ equity end of period	$7,469,546	8,826,374	392,557,787	419,732,785	8,440,611	9,403,470	2,537,408	3,119,324

CHANGES IN UNITS:
Beginning units	788,215	782,664	19,341,164	22,889,891	455,761	541,918	188,729	294,124
Units purchased	450,828	472,734	341,661	493,446	9,173	7,018	51,101	46,283
Units redeemed	(569,832)	(467,183)	(2,884,969)	(4,042,173)	(81,307)	(93,175)	(70,799)	(151,678)

Ending units	669,211	788,215	16,797,856	19,341,164	383,627	455,761	169,031	188,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	EIF		NVRE1		NCPG2		NCPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$166,619	(318,178)	1,614,691	268,562	24,375	46	2,673	2,349
Realized gain (loss) on investments	4,745,217	2,957,962	4,177,412	6,174,643	5,017	-	199	39
Change in unrealized gain (loss) on investments	(2,418,674)	5,342,002	(6,439,415)	(10,574,167)	(43,745)	981	(4,446)	11,009
Reinvested capital gains	-	-	22,253,638	6,193,818	15,585	41	3,932	1,942

Net increase (decrease) in contract owners’ equity resulting from operations	2,493,162	7,981,786	21,606,326	2,062,856	1,232	1,068	2,358	15,339

Equity transactions:
Purchase payments received from contract owners (note 3)	587,488	729,827	1,628,709	1,322,416	15,973	-	-	207,151
Transfers between subaccounts (including fixed account), net (note 3)	(1,235,626)	4,307,984	2,612,290	(2,638,633)	1,015,809	186,472	-	4,624
Redemptions (note 2)	(3,716,780)	(3,626,839)	(10,865,819)	(11,383,152)	(97,420)	-	-	-
Annuity benefits	(40,269)	(39,067)	(45,023)	(43,357)	-	-	-	-
Contract maintenance charges (note 2)	(911)	(915)	(2,325)	(2,313)	-	-	-	-
Contingent deferred sales charges (note 2)	(5,342)	(4,139)	(6,819)	(8,737)	-	-	-	-
Adjustments to maintain reserves	(474)	(54)	(387)	3,541	(23)	(3)	(3)	(1)

Net equity transactions	(4,411,914)	1,366,797	(6,679,374)	(12,750,235)	934,339	186,469	(3)	211,774

Net change in contract owners’ equity	(1,918,752)	9,348,583	14,926,952	(10,687,379)	935,571	187,537	2,355	227,113
Contract owners’ equity beginning of period	32,407,369	23,058,786	81,756,278	92,443,657	187,537	-	227,113	-

Contract owners’ equity end of period	$30,488,617	32,407,369	96,683,230	81,756,278	1,123,108	187,537	229,468	227,113

CHANGES IN UNITS:
Beginning units	1,734,014	1,643,914	7,066,545	8,144,479	17,065	-	20,964	-
Units purchased	293,438	564,669	889,310	818,541	114,426	17,065	-	20,964
Units redeemed	(522,535)	(474,569)	(1,398,232)	(1,896,475)	(29,236)	-	-	-

Ending units	1,504,917	1,734,014	6,557,623	7,066,545	102,255	17,065	20,964	20,964

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG2		IDPGI2		NVSIX2		GVEX2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$695	1,442	400	332	(4,423)	7,173	71,641	22,171
Realized gain (loss) on investments	3,094	9	905	954	7,617	1,384	133,264	47,937
Change in unrealized gain (loss) on investments	(2,715)	4,703	(341)	758	(24,908)	35,682	271,613	120,073
Reinvested capital gains	766	144	240	102	65,554	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,840	6,298	1,204	2,146	43,840	44,239	476,518	190,181

Equity transactions:
Purchase payments received from contract owners (note 3)	30,419	38,765	27,830	-	147,185	51,725	525,573	542,986
Transfers between subaccounts (including fixed account), net (note 3)	120,588	82,121	41,481	30,828	435,006	798,847	4,784,282	1,204,898
Redemptions (note 2)	(38,071)	(251)	(16,504)	-	(88,047)	(29,460)	(348,721)	(56,261)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	-	(4)	-	(16)	(15)	(56)	-
Contingent deferred sales charges (note 2)	-	-	-	-	(12)	-	(275)	-
Adjustments to maintain reserves	(11)	3	-	6	(55)	7	(66)	(55)

Net equity transactions	112,910	120,638	52,803	30,834	494,061	821,104	4,960,737	1,691,568

Net change in contract owners’ equity	114,750	126,936	54,007	32,980	537,901	865,343	5,437,255	1,881,749
Contract owners’ equity beginning of period	126,936	-	32,980	-	865,343	-	1,881,749	-

Contract owners’ equity end of period	$241,686	126,936	86,987	32,980	1,403,244	865,343	7,319,004	1,881,749

CHANGES IN UNITS:
Beginning units	11,790	-	3,087	-	68,726	-	160,648	-
Units purchased	13,965	11,814	6,466	5,071	104,485	105,890	487,371	269,602
Units redeemed	(3,457)	(24)	(1,522)	(1,984)	(65,131)	(37,164)	(89,254)	(108,954)

Ending units	22,298	11,790	8,031	3,087	108,080	68,726	558,765	160,648

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVGIB		ALVPGB		ALVSVB		ACVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(8,801)	(9,113)	(18,230)	(17,457)	(72,666)	(84,970)	585,492	643,444
Realized gain (loss) on investments	43,139	(18,203)	60,984	53,065	1,061,720	1,452,591	2,329,866	988,411
Change in unrealized gain (loss) on investments	47,810	382,524	69,877	255,816	(1,314,370)	747,551	3,938,613	15,888,675
Reinvested capital gains	-	-	-	-	866,807	492,490	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,148	355,208	112,631	291,424	541,491	2,607,662	6,853,971	17,520,530

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152	-	-	-	245,181	385,367	543,387	582,715
Transfers between subaccounts (including fixed account), net (note 3)	6,572	(14,021)	(31,322)	(89,573)	(1,287,364)	(897,785)	1,737,986	(1,145,957)
Redemptions (note 2)	(117,239)	(398,115)	(105,655)	(113,122)	(1,006,913)	(846,719)	(7,616,423)	(7,695,649)
Annuity benefits	-	-	-	-	(36,015)	(38,099)	(29,524)	(26,845)
Contract maintenance charges (note 2)	-	-	-	-	(44)	(47)	(1,293)	(1,474)
Contingent deferred sales charges (note 2)	(75)	(98)	(73)	(86)	(550)	(408)	(6,627)	(6,279)
Adjustments to maintain reserves	(29)	(73)	(9)	(30)	(276)	(271)	(308)	100

Net equity transactions	(109,619)	(412,307)	(137,059)	(202,811)	(2,085,981)	(1,397,962)	(5,372,802)	(8,293,389)

Net change in contract owners’ equity	(27,471)	(57,099)	(24,428)	88,613	(1,544,490)	1,209,700	1,481,169	9,227,141
Contract owners’ equity beginning of period	1,219,941	1,277,040	1,067,840	979,227	8,257,907	7,048,207	64,174,330	54,947,189

Contract owners’ equity end of period	$1,192,470	1,219,941	1,043,412	1,067,840	6,713,417	8,257,907	65,655,499	64,174,330

CHANGES IN UNITS:
Beginning units	74,021	102,976	68,946	85,005	431,348	498,580	3,010,407	3,486,389
Units purchased	1,609	1,449	33	2,108	197,743	397,462	313,005	201,058
Units redeemed	(8,260)	(30,404)	(8,761)	(18,167)	(312,049)	(464,694)	(533,501)	(677,040)

Ending units	67,370	74,021	60,218	68,946	317,042	431,348	2,789,911	3,010,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIG2		ACVIP2		ACVI		ACVI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,013)	191	50,090	277,492	10,980	8,508	27	102
Realized gain (loss) on investments	195,386	(2,670)	(470,102)	1,813,877	11,865	(17,141)	6,994	12,461
Change in unrealized gain (loss) on investments	(127,698)	311,501	371,532	(9,826,194)	(137,775)	333,675	(13,601)	8,530
Reinvested capital gains	-	-	1,016,429	2,185,191	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,675	309,022	967,949	(5,549,634)	(114,930)	325,042	(6,580)	21,093

Equity transactions:
Purchase payments received from contract owners (note 3)	2,876	3,292	686,296	1,152,828	38,114	39,358	-	(181)
Transfers between subaccounts (including fixed account), net (note 3)	(332,241)	(18,936)	(3,159,833)	(12,825,544)	4,982	112,743	1,014	(17,129)
Redemptions (note 2)	(312,136)	(123,120)	(5,540,244)	(9,100,010)	(206,650)	(111,013)	(23,004)	(17,441)
Annuity benefits	(542)	(474)	(112,421)	(135,970)	(1,581)	(1,574)	(722)	(682)
Contract maintenance charges (note 2)	-	-	(355)	(166)	-	-	(11)	(12)
Contingent deferred sales charges (note 2)	(161)	(241)	(3,476)	(3,468)	(1,034)	(1,190)	-	1
Adjustments to maintain reserves	84	50	(2,534)	(358)	(193)	314	170	137

Net equity transactions	(642,120)	(139,429)	(8,132,567)	(20,912,688)	(166,362)	38,638	(22,553)	(35,307)

Net change in contract owners’ equity	(575,445)	169,593	(7,164,618)	(26,462,322)	(281,292)	363,680	(29,133)	(14,214)
Contract owners’ equity beginning of period	1,173,181	1,003,588	42,766,043	69,228,365	1,879,745	1,516,065	102,601	116,815

Contract owners’ equity end of period	$597,736	1,173,181	35,601,425	42,766,043	1,598,453	1,879,745	73,468	102,601

CHANGES IN UNITS:
Beginning units	71,691	81,372	3,014,960	4,443,914	91,893	89,644	5,476	7,644
Units purchased	375	1,258	293,125	502,869	6,154	11,733	61	-
Units redeemed	(39,253)	(10,939)	(856,150)	(1,931,823)	(14,305)	(9,484)	(1,394)	(2,168)

Ending units	32,813	71,691	2,451,935	3,014,960	83,742	91,893	4,143	5,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVMV1		ACVMV2		ACVU1		ACVV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$12,601	14,965	(3,027)	(3,035)	(266)	(197)	9,251	11,316
Realized gain (loss) on investments	1,064,726	631,438	27,407	22,852	103	45	203,531	208,471
Change in unrealized gain (loss) on investments	158,087	2,626,892	10,645	90,271	1,668	4,956	29,045	356,902
Reinvested capital gains	1,025,922	194,451	31,124	7,087	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,261,336	3,467,746	66,149	117,175	1,505	4,804	241,827	576,689

Equity transactions:
Purchase payments received from contract owners (note 3)	344,450	630,750	1	-	(4)	(8)	30,804	59,917
Transfers between subaccounts (including fixed account), net (note 3)	1,985,550	1,496,368	24,568	(46,598)	4	(9)	(22,727)	745
Redemptions (note 2)	(1,949,694)	(1,551,284)	(9,636)	(12,518)	(7)	8	(330,517)	(447,556)
Annuity benefits	-	-	(25,173)	(28,328)	-	-	-	-
Contract maintenance charges (note 2)	(374)	(357)	-	-	-	7	-	-
Contingent deferred sales charges (note 2)	(2,467)	(1,206)	-	-	7	1	(777)	(2,621)
Adjustments to maintain reserves	(271)	(338)	3	1,173	1	3	190	(244)

Net equity transactions	377,194	573,933	(10,237)	(86,271)	1	2	(323,027)	(389,759)

Net change in contract owners’ equity	2,638,530	4,041,679	55,912	30,904	1,506	4,806	(81,200)	186,930
Contract owners’ equity beginning of period	15,722,506	11,680,827	476,194	445,290	18,664	13,858	2,257,264	2,070,334

Contract owners’ equity end of period	$18,361,036	15,722,506	532,106	476,194	20,170	18,664	2,176,064	2,257,264

CHANGES IN UNITS:
Beginning units	892,688	851,917	23,740	28,445	1,197	1,197	77,138	92,264
Units purchased	273,886	264,824	1,836	525	6	-	3,777	8,524
Units redeemed	(262,608)	(224,053)	(2,303)	(5,230)	(6)	-	(14,500)	(23,650)

Ending units	903,966	892,688	23,273	23,740	1,197	1,197	66,415	77,138

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		DVSCS		DCAP		DCAPS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,313)	-	(147,040)	(11,673)	457,349	551,280	(3,756)	(2,610)
Realized gain (loss) on investments	4,764	-	2,700,622	2,161,139	4,306,380	822,927	108,656	72,661
Change in unrealized gain (loss) on investments	16,753	-	(3,183,024)	6,411,883	(2,353,440)	10,499,289	(74,700)	126,905
Reinvested capital gains	-	-	1,566,948	367,633	1,733,148	158,836	30,415	2,908

Net increase (decrease) in contract owners’ equity resulting from operations	19,204	-	937,506	8,928,982	4,143,437	12,032,332	60,615	199,864

Equity transactions:
Purchase payments received from contract owners (note 3)	4	-	264,455	394,100	788,549	979,213	3,204	39
Transfers between subaccounts (including fixed account), net (note 3)	614,696	-	(2,628,436)	1,161,326	(4,068,030)	(3,768,177)	(84,700)	(17,588)
Redemptions (note 2)	(9,740)	-	(2,595,011)	(3,956,872)	(7,128,971)	(7,980,505)	(97,815)	(227,984)
Annuity benefits	-	-	(42,117)	(47,568)	(46,754)	(45,932)	-	-
Contract maintenance charges (note 2)	-	-	(1,051)	(1,260)	(1,023)	(1,162)	-	-
Contingent deferred sales charges (note 2)	(56)	-	(3,978)	(3,505)	(4,933)	(7,957)	-	-
Adjustments to maintain reserves	(18)	-	(3,167)	(425)	(618)	(11,037)	(42)	(16)

Net equity transactions	604,886	-	(5,009,305)	(2,454,204)	(10,461,780)	(10,835,557)	(179,353)	(245,549)

Net change in contract owners’ equity	624,090	-	(4,071,799)	6,474,778	(6,318,343)	1,196,775	(118,738)	(45,685)
Contract owners’ equity beginning of period	-	-	30,891,290	24,416,512	67,090,496	65,893,721	1,134,640	1,180,325

Contract owners’ equity end of period	$624,090	-	26,819,491	30,891,290	60,772,153	67,090,496	1,015,902	1,134,640

CHANGES IN UNITS:
Beginning units	-	-	1,241,395	1,365,131	3,076,919	3,631,658	72,014	88,355
Units purchased	74,244	-	68,497	239,846	142,302	267,249	2,385	1,555
Units redeemed	(16,983)	-	(273,537)	(363,582)	(616,925)	(821,988)	(13,334)	(17,896)

Ending units	57,261	-	1,036,355	1,241,395	2,602,296	3,076,919	61,065	72,014

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSC		DVIV		FCA2S		FHIBS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(330)	(438)	50	740	(221)	(3,241)	77,925	102,786
Realized gain (loss) on investments	7,316	1,948	256	1,976	(1,256)	11,106	49,884	120,765
Change in unrealized gain (loss) on investments	(8,347)	11,119	(882)	7,999	(55,950)	25,776	(112,599)	(125,995)
Reinvested capital gains	-	-	-	-	50,071	6,689	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,361)	12,629	(576)	10,715	(7,356)	40,330	15,210	97,556

Equity transactions:
Purchase payments received from contract owners (note 3)	1,237	2,451	-	-	673	673	4,739	17,748
Transfers between subaccounts (including fixed account), net (note 3)	-	(1,115)	-	-	(2,400)	(48,759)	31,677	46,227
Redemptions (note 2)	(23,445)	(9,633)	(3,493)	(60,472)	(32,882)	(50,863)	(266,193)	(388,841)
Annuity benefits	-	-	-	-	-	-	(218)	(216)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(142)
Adjustments to maintain reserves	3	(26)	(3)	(25)	32	(45)	10	(17)

Net equity transactions	(22,205)	(8,323)	(3,496)	(60,497)	(34,577)	(98,994)	(229,985)	(325,241)

Net change in contract owners’ equity	(23,566)	4,306	(4,072)	(49,782)	(41,933)	(58,664)	(214,775)	(227,685)
Contract owners’ equity beginning of period	35,684	31,378	9,342	59,124	266,679	325,343	1,953,364	2,181,049

Contract owners’ equity end of period	$12,118	35,684	5,270	9,342	224,746	266,679	1,738,589	1,953,364

CHANGES IN UNITS:
Beginning units	2,139	2,740	536	4,058	21,807	30,241	97,338	113,545
Units purchased	74	248	-	-	136	230	4,406	4,742
Units redeemed	(1,516)	(849)	(194)	(3,522)	(2,929)	(8,664)	(15,581)	(20,949)

Ending units	697	2,139	342	536	19,014	21,807	86,163	97,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQB		FQBS		FVSS2		FCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,336,354	3,146,696	59,925	84,115	(5,935)	(8,325)	(36,604)	(18,873)
Realized gain (loss) on investments	518,296	750,176	86,115	20,755	147,948	48,480	183,976	(64,998)
Change in unrealized gain (loss) on investments	(499,638)	(4,078,399)	(85,178)	(148,491)	(119,572)	126,598	998,788	3,496,168
Reinvested capital gains	-	-	-	-	-	-	284,498	3,722

Net increase (decrease) in contract owners’ equity resulting from operations	2,355,012	(181,527)	60,862	(43,621)	22,441	166,753	1,430,658	3,416,019

Equity transactions:
Purchase payments received from contract owners (note 3)	620,709	846,957	47,927	19,698	3,972	5,625	265,784	251,923
Transfers between subaccounts (including fixed account), net (note 3)	(591,182)	(1,913,984)	20,903	89,826	(193,977)	7,148	(243,872)	15,492
Redemptions (note 2)	(11,633,180)	(14,245,846)	(649,231)	(472,591)	(63,271)	(156,730)	(1,143,921)	(1,407,062)
Annuity benefits	(66,788)	(68,004)	(975)	(703)	-	-	-	-
Contract maintenance charges (note 2)	(920)	(1,039)	-	-	-	-	(15)	(17)
Contingent deferred sales charges (note 2)	(5,890)	(7,694)	-	-	-	-	(9,473)	(10,969)
Adjustments to maintain reserves	255	(5,096)	54	110	(78)	4	17	(189)

Net equity transactions	(11,676,996)	(15,394,706)	(581,322)	(363,660)	(253,354)	(143,953)	(1,131,480)	(1,150,822)

Net change in contract owners’ equity	(9,321,984)	(15,576,233)	(520,460)	(407,281)	(230,913)	22,800	299,178	2,265,197
Contract owners’ equity beginning of period	90,474,543	106,050,776	3,621,041	4,028,322	679,463	656,663	14,248,324	11,983,127

Contract owners’ equity end of period	$81,152,559	90,474,543	3,100,581	3,621,041	448,550	679,463	14,547,502	14,248,324

CHANGES IN UNITS:
Beginning units	4,981,035	5,823,950	259,067	284,778	34,351	42,219	465,436	507,700
Units purchased	281,609	293,737	7,501	9,808	1,494	1,298	15,706	18,424
Units redeemed	(908,519)	(1,136,652)	(48,419)	(35,519)	(14,066)	(9,166)	(51,499)	(60,688)

Ending units	4,354,125	4,981,035	218,149	259,067	21,779	34,351	429,643	465,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FNRS2		FEIS		FEI2		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(95,419)	(78,638)	3,453,444	2,698,257	34,456	17,754	33,423	47,302
Realized gain (loss) on investments	966,333	1,151,279	(1,775,773)	(2,272,279)	(47,059)	(134,661)	320,017	422,945
Change in unrealized gain (loss) on investments	(3,343,099)	2,333,300	11,448,702	37,959,562	256,260	921,419	(199,002)	626,671
Reinvested capital gains	187,960	101,607	3,077,469	14,488,748	67,598	322,198	161,276	125,669

Net increase (decrease) in contract owners’ equity resulting from operations	(2,284,225)	3,507,548	16,203,842	52,874,288	311,255	1,126,710	315,714	1,222,587

Equity transactions:
Purchase payments received from contract owners (note 3)	736,846	486,855	2,859,636	2,651,275	18,402	80,802	173,170	384,426
Transfers between subaccounts (including fixed account), net (note 3)	505,488	(1,110,736)	(4,868,960)	(4,241,996)	(99,426)	35,997	185,880	1,007,009
Redemptions (note 2)	(2,438,755)	(2,362,015)	(26,060,065)	(31,157,774)	(570,595)	(864,791)	(1,741,287)	(2,017,407)
Annuity benefits	(28,254)	(26,103)	(185,291)	(169,367)	(320)	-	(5,279)	(5,040)
Contract maintenance charges (note 2)	(821)	(896)	(2,975)	(3,522)	-	-	(75)	(82)
Contingent deferred sales charges (note 2)	(2,180)	(4,009)	(11,552)	(23,578)	-	(114)	(1,408)	(5,597)
Adjustments to maintain reserves	(1,388)	(317)	3,738	7,372	(113)	(96)	41	(191)

Net equity transactions	(1,229,064)	(3,017,221)	(28,265,469)	(32,937,590)	(652,052)	(748,202)	(1,388,958)	(636,882)

Net change in contract owners’ equity	(3,513,289)	490,327	(12,061,627)	19,936,698	(340,797)	378,508	(1,073,244)	585,705
Contract owners’ equity beginning of period	17,162,366	16,672,039	231,336,934	211,400,236	5,053,731	4,675,223	10,659,458	10,073,753

Contract owners’ equity end of period	$13,649,077	17,162,366	219,275,307	231,336,934	4,712,934	5,053,731	9,586,214	10,659,458

CHANGES IN UNITS:
Beginning units	1,355,265	1,612,415	10,635,351	12,322,376	317,752	368,868	760,965	805,672
Units purchased	457,058	225,817	357,341	517,529	3,293	17,206	77,215	169,376
Units redeemed	(560,680)	(482,967)	(1,615,266)	(2,204,554)	(43,166)	(68,322)	(174,352)	(214,083)

Ending units	1,251,643	1,355,265	9,377,426	10,635,351	277,879	317,752	663,828	760,965

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S2		FF20S		FF20S2		FF30S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(417)	(358)	59,416	77,706	(726)	(521)	32,984	46,658
Realized gain (loss) on investments	3,515	2,532	657,397	643,751	2,851	549	351,174	272,203
Change in unrealized gain (loss) on investments	(2,829)	3,685	(514,119)	630,875	(971)	15,808	(271,225)	889,337
Reinvested capital gains	958	743	224,025	151,323	2,527	1,909	157,574	104,570

Net increase (decrease) in contract owners’ equity resulting from operations	1,227	6,602	426,719	1,503,655	3,681	17,745	270,507	1,312,768

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(8)	437,017	642,665	-	-	330,447	365,046
Transfers between subaccounts (including fixed account), net (note 3)	-	1,039	1,451,863	1,878,292	-	-	180,075	674,212
Redemptions (note 2)	(5,076)	(1,116)	(2,066,814)	(1,801,036)	(1,647)	(1,717)	(785,462)	(821,871)
Annuity benefits	(6,185)	(6,122)	-	-	(9,325)	(8,873)	-	-
Contract maintenance charges (note 2)	9	-	(805)	(963)	-	-	(1,444)	(1,481)
Contingent deferred sales charges (note 2)	(81)	-	(3,579)	(4,074)	-	-	(2,714)	(6,297)
Adjustments to maintain reserves	101	2,076	(2,488)	(184)	1	-	(256)	(172)

Net equity transactions	(11,232)	(4,131)	(184,806)	714,700	(10,971)	(10,590)	(279,354)	209,437

Net change in contract owners’ equity	(10,005)	2,471	241,913	2,218,355	(7,290)	7,155	(8,847)	1,522,205
Contract owners’ equity beginning of period	64,626	62,155	12,324,633	10,106,278	144,332	137,177	8,172,824	6,650,619

Contract owners’ equity end of period	$54,621	64,626	12,566,546	12,324,633	137,042	144,332	8,163,977	8,172,824

CHANGES IN UNITS:
Beginning units	4,548	4,864	889,747	836,539	9,789	10,554	582,494	569,456
Units purchased	51	259	198,590	268,957	80	77	131,291	217,218
Units redeemed	(829)	(575)	(211,281)	(215,749)	(813)	(842)	(152,426)	(204,180)

Ending units	3,770	4,548	877,056	889,747	9,056	9,789	561,359	582,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF30S2		FGOS		FGS		FG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(863)	(301)	(10,830)	(9,917)	(1,797,534)	(1,446,470)	(47,872)	(43,200)
Realized gain (loss) on investments	7,238	12,244	143,623	135,776	13,945,847	10,041,943	259,627	110,933
Change in unrealized gain (loss) on investments	(2,639)	40,245	(25,967)	205,783	4,501,200	38,878,941	18,312	625,912
Reinvested capital gains	6,341	4,559	1,037	553	-	107,541	-	1,659

Net increase (decrease) in contract owners’ equity resulting from operations	10,077	56,747	107,863	332,195	16,649,513	47,581,955	230,067	695,304

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	17,074	15,590	1,952,750	1,972,589	79,331	9,100
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(113,214)	(8,657)	3,582,655	(1,901,725)	(14,044)	38,337
Redemptions (note 2)	(21,416)	(20,052)	(69,114)	(143,584)	(21,330,021)	(20,414,759)	(446,960)	(246,378)
Annuity benefits	(11,130)	(11,330)	-	-	(75,510)	(65,075)	(277)	-
Contract maintenance charges (note 2)	-	-	-	-	(5,644)	(6,142)	-	-
Contingent deferred sales charges (note 2)	-	-	(744)	(1,034)	(16,054)	(21,330)	-	(138)
Adjustments to maintain reserves	(1)	1,056	(130)	455	1,619	(4,653)	(104)	(82)

Net equity transactions	(32,547)	(30,326)	(166,128)	(137,230)	(15,890,205)	(20,441,095)	(382,054)	(199,161)

Net change in contract owners’ equity	(22,470)	26,421	(58,265)	194,965	759,308	27,140,860	(151,987)	496,143
Contract owners’ equity beginning of period	332,291	305,870	1,172,662	977,697	175,019,488	147,878,628	2,672,773	2,176,630

Contract owners’ equity end of period	$309,821	332,291	1,114,397	1,172,662	175,778,796	175,019,488	2,520,786	2,672,773

CHANGES IN UNITS:
Beginning units	21,000	23,093	73,114	83,048	8,522,611	9,695,757	174,860	189,748
Units purchased	204	183	4,533	8,549	959,942	411,907	13,833	8,998
Units redeemed	(2,202)	(2,276)	(14,962)	(18,483)	(1,685,737)	(1,585,053)	(38,256)	(23,886)

Ending units	19,002	21,000	62,685	73,114	7,796,816	8,522,611	150,437	174,860

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FHIS		FHISR		FIGBS		FMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,620,751	1,802,969	1,020,247	2,529,946	389,470	465,712	(337,135)	(256,586)
Realized gain (loss) on investments	(80,799)	(706,508)	146,216	1,418,908	(52,155)	953,071	2,224,589	3,966,221
Change in unrealized gain (loss) on investments	(1,444,257)	827,598	(650,123)	(1,379,847)	1,543,851	(3,560,836)	(1,085,184)	2,436,914
Reinvested capital gains	-	-	-	-	16,943	553,469	828,181	4,320,151

Net increase (decrease) in contract owners’ equity resulting from operations	95,695	1,924,059	516,340	2,569,007	1,898,109	(1,588,584)	1,630,451	10,466,700

Equity transactions:
Purchase payments received from contract owners (note 3)	73,112	105,863	917,195	879,965	421,328	639,195	645,538	827,904
Transfers between subaccounts (including fixed account), net (note 3)	(1,118,647)	(1,686,559)	(25,341,733)	(7,026,948)	165,718	(6,609,009)	(2,081,123)	(3,217,378)
Redemptions (note 2)	(3,711,688)	(5,680,861)	(3,561,969)	(7,566,503)	(5,707,190)	(7,802,415)	(3,737,003)	(5,256,110)
Annuity benefits	(24,729)	(21,911)	-	-	(72,659)	(82,573)	(491)	(422)
Contract maintenance charges (note 2)	(356)	(352)	(250)	(261)	(1,046)	(1,283)	(919)	(981)
Contingent deferred sales charges (note 2)	(1,269)	(3,270)	(3,095)	(2,653)	(5,321)	(6,878)	(4,443)	(6,787)
Adjustments to maintain reserves	977	230	(454)	(400)	(1,870)	(364)	406	(507)

Net equity transactions	(4,782,600)	(7,286,860)	(27,990,306)	(13,716,800)	(5,201,040)	(13,863,327)	(5,178,035)	(7,654,281)

Net change in contract owners’ equity	(4,686,905)	(5,362,801)	(27,473,966)	(11,147,793)	(3,302,931)	(15,451,911)	(3,547,584)	2,812,419
Contract owners’ equity beginning of period	39,302,495	44,665,296	53,482,489	64,630,282	43,718,821	59,170,732	36,705,697	33,893,278

Contract owners’ equity end of period	$34,615,590	39,302,495	26,008,523	53,482,489	40,415,890	43,718,821	33,158,113	36,705,697

CHANGES IN UNITS:
Beginning units	2,423,871	2,889,322	3,786,746	4,789,971	3,020,099	3,975,975	2,291,393	2,847,168
Units purchased	7,613	12,279	436,697	2,393,328	343,072	347,172	255,909	340,269
Units redeemed	(296,712)	(477,730)	(2,384,680)	(3,396,553)	(695,498)	(1,303,048)	(576,695)	(896,044)

Ending units	2,134,772	2,423,871	1,838,763	3,786,746	2,667,673	3,020,099	1,970,607	2,291,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FMC2		FOS		FO2R		FOSR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(113,597)	(97,633)	15,336	25,808	(19,497)	(18,268)	8,266	34,929
Realized gain (loss) on investments	230,179	17,514	65,714	612,198	(8,365)	(196,854)	(493,030)	(1,774,263)
Change in unrealized gain (loss) on investments	(20,054)	1,065,445	(1,504,376)	3,212,031	(219,363)	848,679	(1,908,825)	8,136,706
Reinvested capital gains	148,339	785,983	3,926	56,022	672	9,597	6,658	95,206

Net increase (decrease) in contract owners’ equity resulting from operations	244,867	1,771,309	(1,419,400)	3,906,059	(246,553)	643,154	(2,386,931)	6,492,578

Equity transactions:
Purchase payments received from contract owners (note 3)	87,677	75,802	13,061	11,725	16,819	29,189	373,600	476,210
Transfers between subaccounts (including fixed account), net (note 3)	(46,893)	(305,082)	(562,043)	(550,556)	18,403	(67,464)	(866,116)	160,563
Redemptions (note 2)	(805,296)	(806,760)	(1,312,458)	(1,666,691)	(513,056)	(510,574)	(3,106,072)	(3,607,610)
Annuity benefits	(94,621)	(87,505)	(7,758)	(8,189)	(527)	(173)	(48,093)	(45,455)
Contract maintenance charges (note 2)	31	-	(76)	(101)	-	-	(690)	(788)
Contingent deferred sales charges (note 2)	-	(64)	(462)	(447)	-	-	(3,784)	(3,354)
Adjustments to maintain reserves	175	6,134	(1,745)	(8,294)	(45)	13	8	(348)

Net equity transactions	(858,927)	(1,117,475)	(1,871,481)	(2,222,553)	(478,406)	(549,009)	(3,651,147)	(3,020,782)

Net change in contract owners’ equity	(614,060)	653,834	(3,290,881)	1,683,506	(724,959)	94,145	(6,038,078)	3,471,796
Contract owners’ equity beginning of period	6,562,981	5,909,147	16,423,815	14,740,309	2,768,984	2,674,839	27,746,859	24,275,063

Contract owners’ equity end of period	$5,948,921	6,562,981	13,132,934	16,423,815	2,044,025	2,768,984	21,708,781	27,746,859

CHANGES IN UNITS:
Beginning units	185,686	225,619	847,048	979,779	160,369	197,646	1,432,190	1,616,873
Units purchased	8,047	4,553	3,487	6,410	6,416	3,051	125,473	179,466
Units redeemed	(34,085)	(44,486)	(105,424)	(139,141)	(36,022)	(40,328)	(323,132)	(364,149)

Ending units	159,648	185,686	745,111	847,048	130,763	160,369	1,234,531	1,432,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(39,566)	(42,886)	2,416,709	2,963,611	(1,201)	182	(68,975)	21,016
Realized gain (loss) on investments	1,909,394	1,436,260	2,138,423	1,634,511	37,047	40,996	1,032,681	817,425
Change in unrealized gain (loss) on investments	(1,194,380)	1,720,252	(2,600,761)	2,172,379	59	135,314	(2,055,205)	3,074,057
Reinvested capital gains	-	-	-	-	14,351	-	994,098	232,554

Net increase (decrease) in contract owners’ equity resulting from operations	675,448	3,113,626	1,954,371	6,770,501	50,256	176,492	(97,401)	4,145,052

Equity transactions:
Purchase payments received from contract owners (note 3)	74,143	392,143	1,151,448	2,583,568	-	(367)	272,101	645,113
Transfers between subaccounts (including fixed account), net (note 3)	(710,427)	(190,929)	4,492,626	3,341,539	(6,794)	52,299	(1,497,368)	(346,294)
Redemptions (note 2)	(1,366,578)	(2,187,367)	(6,454,523)	(6,164,192)	(29,941)	(57,978)	(1,680,954)	(1,731,544)
Annuity benefits	(14,045)	(14,118)	(62,625)	(61,277)	(58,321)	(61,953)	(27,902)	(28,319)
Contract maintenance charges (note 2)	(395)	(336)	(450)	(379)	-	-	(424)	(485)
Contingent deferred sales charges (note 2)	(1,240)	(2,395)	(3,948)	(3,385)	-	-	(1,214)	(3,246)
Adjustments to maintain reserves	(1,870)	(412)	(404)	(717)	2	1,179	(279)	345

Net equity transactions	(2,020,412)	(2,003,414)	(877,876)	(304,843)	(95,054)	(66,820)	(2,936,040)	(1,464,430)

Net change in contract owners’ equity	(1,344,964)	1,110,212	1,076,495	6,465,658	(44,798)	109,672	(3,033,441)	2,680,622
Contract owners’ equity beginning of period	12,814,988	11,704,776	60,570,180	54,104,522	786,584	676,912	15,162,766	12,482,144

Contract owners’ equity end of period	$11,470,024	12,814,988	61,646,675	60,570,180	741,786	786,584	12,129,325	15,162,766

CHANGES IN UNITS:
Beginning units	579,506	680,153	3,963,678	3,981,931	43,332	47,724	924,905	1,017,605
Units purchased	108,980	114,717	749,665	927,838	655	5,328	63,904	339,858
Units redeemed	(197,946)	(215,364)	(808,749)	(946,091)	(5,820)	(9,720)	(246,862)	(432,558)

Ending units	490,540	579,506	3,904,594	3,963,678	38,167	43,332	741,947	924,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVDM2		TIF2		FTVGI2		FTVFA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$37,809	-	108,914	267	1,724,787	-	116,840	546,828
Realized gain (loss) on investments	17,252	-	(73,400)	(448)	(124,626)	-	(107,666)	5,065
Change in unrealized gain (loss) on investments	(336,344)	-	(1,251,657)	5,253	(1,527,397)	-	70,662	(486,192)
Reinvested capital gains	-	-	-	-	-	-	6,021	880,260

Net increase (decrease) in contract owners’ equity resulting from operations	(281,283)	-	(1,216,143)	5,072	72,764	-	85,857	945,961

Equity transactions:
Purchase payments received from contract owners (note 3)	12,004	-	295,874	-	315,664	-	604,074	703,656
Transfers between subaccounts (including fixed account), net (note 3)	5,169,505	-	9,106,855	-	40,336,631	-	1,787,537	1,654,280
Redemptions (note 2)	(491,995)	-	(444,238)	531	(3,355,550)	-	(797,661)	(822,947)
Annuity benefits	(11,607)	-	(11,030)	(2,731)	(15,721)	-	(2,809)	(2,589)
Contract maintenance charges (note 2)	(101)	-	(48)	-	(192)	-	(127)	(78)
Contingent deferred sales charges (note 2)	(181)	-	(134)	-	(1,918)	-	(688)	(282)
Adjustments to maintain reserves	(115)	-	(100)	-	(947)	-	(142)	(120)

Net equity transactions	4,677,510	-	8,947,179	(2,200)	37,277,967	-	1,590,184	1,531,920

Net change in contract owners’ equity	4,396,227	-	7,731,036	2,872	37,350,731	-	1,676,041	2,477,881
Contract owners’ equity beginning of period	-	-	27,781	24,909	-	-	6,061,407	3,583,526

Contract owners’ equity end of period	$4,396,227	-	7,758,817	27,781	37,350,731	-	7,737,448	6,061,407

CHANGES IN UNITS:
Beginning units	-	-	1,399	1,523	-	-	478,758	345,064
Units purchased	634,814	-	1,045,441	38	4,311,254	-	250,655	231,250
Units redeemed	(181,781)	-	(180,158)	(162)	(600,363)	-	(128,011)	(97,556)

Ending units	453,033	-	866,682	1,399	3,710,891	-	601,402	478,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTB		AMGP		AMCG		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$64,627	314,089	(2,971)	(1,856)	(4,719)	(4,857)	(445)	(267)
Realized gain (loss) on investments	(372,606)	(427,766)	3,059	3,197	35,210	15,629	1,102	5,043
Change in unrealized gain (loss) on investments	199,728	710	(21,086)	50,360	(126,998)	64,280	2,749	7,976
Reinvested capital gains	-	-	37,361	10,640	108,557	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,251)	(112,967)	16,363	62,341	12,050	75,052	3,406	12,752

Equity transactions:
Purchase payments received from contract owners (note 3)	345,191	317,934	3	26	(8)	(1)	(83)	79
Transfers between subaccounts (including fixed account), net (note 3)	(4,303,774)	10,172,417	(2,584)	(3,005)	(5,773)	(6,487)	(2,176)	703
Redemptions (note 2)	(3,249,707)	(4,521,378)	-	(1,419)	(94,753)	(18,606)	(700)	(23,196)
Annuity benefits	(21,657)	(33,076)	-	-	(1,029)	(925)	-	-
Contract maintenance charges (note 2)	(353)	(417)	(9)	(17)	(33)	(33)	(8)	(12)
Contingent deferred sales charges (note 2)	(734)	(1,845)	-	-	3	1	-	-
Adjustments to maintain reserves	(259)	(354)	(16)	(3)	228	216	(38)	7

Net equity transactions	(7,231,293)	5,933,281	(2,606)	(4,418)	(101,365)	(25,835)	(3,005)	(22,419)

Net change in contract owners’ equity	(7,339,544)	5,820,314	13,757	57,923	(89,315)	49,217	401	(9,667)
Contract owners’ equity beginning of period	26,219,083	20,398,769	231,416	173,493	306,437	257,220	46,229	55,896

Contract owners’ equity end of period	$18,879,539	26,219,083	245,173	231,416	217,122	306,437	46,630	46,229

CHANGES IN UNITS:
Beginning units	2,364,681	1,803,378	12,897	13,209	13,643	14,902	2,653	4,405
Units purchased	289,877	1,664,304	3	2	18	5	13	117
Units redeemed	(951,563)	(1,103,001)	(156)	(314)	(4,876)	(1,264)	(164)	(1,869)

Ending units	1,702,995	2,364,681	12,744	12,897	8,785	13,643	2,502	2,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMFAS		AMSRS		OVIGS		OVGR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(22,475)	(18,740)	(77,938)	(36,507)	(1,064)	-	(22,328)	(3,982)
Realized gain (loss) on investments	340,163	75,745	729,024	397,245	(228)	-	136,818	72,661
Change in unrealized gain (loss) on investments	(511,271)	440,541	251,606	2,570,557	(18,781)	-	250,558	694,863
Reinvested capital gains	125,053	-	-	-	2,610	-	81,146	-

Net increase (decrease) in contract owners’ equity resulting from operations	(68,530)	497,546	902,692	2,931,295	(17,463)	-	446,194	763,542

Equity transactions:
Purchase payments received from contract owners (note 3)	70,530	16,141	76,379	167,253	5,106	-	55,931	70,093
Transfers between subaccounts (including fixed account), net (note 3)	61,774	287,496	(803,469)	1,225,765	505,899	-	(44,502)	(56,658)
Redemptions (note 2)	(322,620)	(100,682)	(645,483)	(704,792)	(424)	-	(299,386)	(243,076)
Annuity benefits	(2,184)	(2,031)	(4,571)	(4,105)	-	-	-	-
Contract maintenance charges (note 2)	(14)	(13)	(199)	(224)	-	-	-	1
Contingent deferred sales charges (note 2)	-	(56)	(338)	(643)	-	-	(1,978)	(1,855)
Adjustments to maintain reserves	(109)	(186)	(152)	(231)	(24)	-	353	(717)

Net equity transactions	(192,623)	200,669	(1,377,833)	683,023	510,557	-	(289,582)	(232,212)

Net change in contract owners’ equity	(261,153)	698,215	(475,141)	3,614,318	493,094	-	156,612	531,330
Contract owners’ equity beginning of period	1,737,618	1,039,403	11,318,801	7,704,483	-	-	3,327,091	2,795,761

Contract owners’ equity end of period	$1,476,465	1,737,618	10,843,660	11,318,801	493,094	-	3,483,703	3,327,091

CHANGES IN UNITS:
Beginning units	124,086	102,750	582,312	537,817	-	-	145,166	156,559
Units purchased	110,692	62,819	33,932	151,978	55,106	-	4,116	6,025
Units redeemed	(132,912)	(41,483)	(106,644)	(107,483)	(557)	-	(16,226)	(17,418)

Ending units	101,866	124,086	509,600	582,312	54,549	-	133,056	145,166

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVGSS		OVGI		OVGIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$246,353	106,760	(13,319)	(9,845)	(277,980)	29,008	(29,981)	(22,811)
Realized gain (loss) on investments	2,805,807	1,137,024	44,154	23,764	6,118,417	8,882,240	115,560	117,620
Change in unrealized gain (loss) on investments	(7,114,580)	9,755,721	(89,105)	312,060	1,183,607	16,708,450	73,617	555,850
Reinvested capital gains	5,725,545	-	65,235	-	2,026,398	-	52,018	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,663,125	10,999,505	6,965	325,979	9,050,442	25,619,698	211,214	650,659

Equity transactions:
Purchase payments received from contract owners (note 3)	818,733	40,401	-	-	1,025,059	1,271,430	43,373	8,108
Transfers between subaccounts (including fixed account), net (note 3)	78,182,131	(1,472,387)	(3,475)	-	(2,080,864)	(2,531,823)	(6,938)	(75,513)
Redemptions (note 2)	(12,002,324)	(5,984,352)	(244,879)	(223,405)	(11,688,021)	(13,229,460)	(302,343)	(355,365)
Annuity benefits	(65,403)	(35,724)	(3,911)	(3,572)	(55,036)	(49,159)	-	-
Contract maintenance charges (note 2)	(1,682)	(436)	-	-	(1,971)	(2,034)	-	-
Contingent deferred sales charges (note 2)	(6,587)	(2,284)	-	-	(11,219)	(14,609)	-	(19)
Adjustments to maintain reserves	10,688	(794)	(34)	(84)	(1,621)	(457)	(42)	(57)

Net equity transactions	66,935,556	(7,455,576)	(252,299)	(227,061)	(12,813,673)	(14,556,112)	(265,950)	(422,846)

Net change in contract owners’ equity	68,598,681	3,543,929	(245,334)	98,918	(3,763,231)	11,063,586	(54,736)	227,813
Contract owners’ equity beginning of period	49,694,522	46,150,593	1,527,176	1,428,258	102,715,982	91,652,396	2,676,545	2,448,732

Contract owners’ equity end of period	$118,293,203	49,694,522	1,281,842	1,527,176	98,952,751	102,715,982	2,621,809	2,676,545

CHANGES IN UNITS:
Beginning units	2,608,469	3,050,182	73,423	85,619	5,261,993	6,117,718	166,445	197,383
Units purchased	4,433,718	32,276	166	1	128,800	704,133	4,188	1,425
Units redeemed	(874,100)	(473,989)	(12,063)	(12,197)	(761,426)	(1,559,858)	(20,760)	(32,363)

Ending units	6,168,087	2,608,469	61,526	73,423	4,629,367	5,261,993	149,873	166,445

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVSC		OVSCS		OVAG		OVSB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(22,425)	(27,510)	(1,065)	(998)	(652,414)	(636,008)	161,389	168,897
Realized gain (loss) on investments	315,082	3,930,184	5,402	12,309	4,684,749	7,131,365	(108,643)	(16,598)
Change in unrealized gain (loss) on investments	(813,854)	275,807	(11,984)	42,751	(1,588,935)	10,475,353	34,676	(249,380)
Reinvested capital gains	1,604,321	134,297	24,235	1,986	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,083,124	4,312,778	16,588	56,048	2,443,400	16,970,710	87,422	(97,081)

Equity transactions:
Purchase payments received from contract owners (note 3)	377,136	508,170	3	-	714,803	1,057,408	59,597	159,189
Transfers between subaccounts (including fixed account), net (note 3)	5,954	(4,628,088)	(112)	(6,011)	(990,426)	(1,626,986)	497,400	3,713,661
Redemptions (note 2)	(933,934)	(1,114,604)	(3,591)	(32,526)	(7,626,556)	(7,240,053)	(485,772)	(375,186)
Annuity benefits	(1,676)	(140)	(11,182)	(10,031)	(3,312)	(2,769)	-	-
Contract maintenance charges (note 2)	(181)	(182)	-	-	(2,777)	(3,156)	(30)	(23)
Contingent deferred sales charges (note 2)	(595)	(1,283)	-	-	(7,936)	(11,332)	(916)	(384)
Adjustments to maintain reserves	(340)	(318)	1	2	(531)	(567)	(104)	(117)

Net equity transactions	(553,636)	(5,236,445)	(14,881)	(48,566)	(7,916,735)	(7,827,455)	70,175	3,497,140

Net change in contract owners’ equity	529,488	(923,667)	1,707	7,482	(5,473,335)	9,143,255	157,597	3,400,059
Contract owners’ equity beginning of period	10,864,766	11,788,433	174,347	166,865	62,595,260	53,452,005	4,676,428	1,276,369

Contract owners’ equity end of period	$11,394,254	10,864,766	176,054	174,347	57,121,925	62,595,260	4,834,025	4,676,428

CHANGES IN UNITS:
Beginning units	693,994	1,043,075	7,696	10,228	3,051,357	3,506,895	466,186	125,636
Units purchased	251,673	874,046	103	93	260,388	564,348	167,410	517,062
Units redeemed	(289,188)	(1,223,127)	(751)	(2,625)	(650,864)	(1,019,886)	(159,471)	(176,512)

Ending units	656,479	693,994	7,048	7,696	2,660,881	3,051,357	474,125	466,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVSBS		PMVAAD		PMVFAD		PMVLAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$62,452	93,955	241,384	196,531	40,375	32,680	(50,832)	82,658
Realized gain (loss) on investments	10,541	55,621	(23,114)	(26,737)	(230,691)	(192,017)	160,222	247,999
Change in unrealized gain (loss) on investments	(49,594)	(218,874)	(258,476)	(260,045)	154,451	(497,366)	(228,770)	(1,007,975)
Reinvested capital gains	-	-	-	-	12,054	51,633	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,399	(69,298)	(40,206)	(90,251)	(23,811)	(605,070)	(119,380)	(677,318)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,688	15,354	471,468	1,877,256	32,556	114,605	476,083	1,422,052
Transfers between subaccounts (including fixed account), net (note 3)	14,653	144,224	633,453	752,448	(680,222)	(1,108,779)	(2,018,621)	3,217,412
Redemptions (note 2)	(310,962)	(511,183)	(606,996)	(711,856)	(369,733)	(969,360)	(4,446,713)	(7,276,998)
Annuity benefits	(2,697)	(2,606)	-	-	-	-	(29,722)	(31,497)
Contract maintenance charges (note 2)	-	-	(54)	(40)	(31)	(32)	(276)	(271)
Contingent deferred sales charges (note 2)	-	(39)	(243)	(508)	(114)	(50)	(3,200)	(3,092)
Adjustments to maintain reserves	(43)	(46)	(128)	(139)	(85)	(47)	(960)	821

Net equity transactions	(294,361)	(354,296)	497,500	1,917,161	(1,017,629)	(1,963,663)	(6,023,409)	(2,671,573)

Net change in contract owners’ equity	(270,962)	(423,594)	457,294	1,826,910	(1,041,440)	(2,568,733)	(6,142,789)	(3,348,891)
Contract owners’ equity beginning of period	3,058,133	3,481,727	5,501,980	3,675,070	5,135,100	7,703,833	39,180,224	42,529,115

Contract owners’ equity end of period	$2,787,171	3,058,133	5,959,274	5,501,980	4,093,660	5,135,100	33,037,435	39,180,224

CHANGES IN UNITS:
Beginning units	178,348	199,380	522,258	345,476	423,279	586,111	3,315,426	3,531,011
Units purchased	3,204	12,751	179,554	479,809	56,120	92,092	706,869	1,519,915
Units redeemed	(20,131)	(33,783)	(132,502)	(303,027)	(139,026)	(254,924)	(1,216,654)	(1,735,500)

Ending units	161,421	178,348	569,310	522,258	340,373	423,279	2,805,641	3,315,426

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVRRA		PMVTRA		PMVTRD		PMVEBD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,753	5,270	16,216	23,508	149,393	180,517	5,140	-
Realized gain (loss) on investments	(14,704)	(12,831)	414	(1,276)	(157,929)	51,706	(15,781)	-
Change in unrealized gain (loss) on investments	31,323	(109,023)	31,521	(120,610)	504,032	(1,012,512)	(12,760)	-
Reinvested capital gains	-	7,737	-	15,024	-	152,985	5,298	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,372	(108,847)	48,151	(83,354)	495,496	(627,304)	(18,103)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,924	35,079	36,715	117,295	441,679	1,692,861	5,810	-
Transfers between subaccounts (including fixed account), net (note 3)	4,156	(57,440)	49,864	(859,043)	(2,512,698)	2,519,120	200,098	-
Redemptions (note 2)	(118,082)	(152,399)	(245,211)	(474,587)	(2,240,763)	(2,919,854)	(35,140)	-
Annuity benefits	-	-	-	-	(1,852)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(215)	(180)	-	-
Contingent deferred sales charges (note 2)	(552)	(665)	(438)	(1,139)	(2,427)	(1,866)	(49)	-
Adjustments to maintain reserves	129	147	113	380	(1,080)	734	(31)	-

Net equity transactions	(91,425)	(175,278)	(158,957)	(1,217,094)	(4,317,356)	1,290,815	170,688	-

Net change in contract owners’ equity	(72,053)	(284,125)	(110,806)	(1,300,448)	(3,821,860)	663,511	152,585	-
Contract owners’ equity beginning of period	917,457	1,201,582	1,546,318	2,846,766	17,516,266	16,852,755	-	-

Contract owners’ equity end of period	$845,404	917,457	1,435,512	1,546,318	13,694,406	17,516,266	152,585	-

CHANGES IN UNITS:
Beginning units	67,335	79,167	103,230	184,087	1,666,977	1,553,315	-	-
Units purchased	6,409	17,408	19,894	41,132	301,394	891,707	66,889	-
Units redeemed	(12,879)	(29,240)	(30,185)	(121,989)	(705,649)	(778,045)	(51,177)	-

Ending units	60,865	67,335	92,939	103,230	1,262,722	1,666,977	15,712	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVGIB		ACEG2		ACC2		ACEG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11	51	(41,454)	(31,456)	(42,234)	(24,074)	(401)	(361)
Realized gain (loss) on investments	43	(322)	628,390	276,390	402,412	188,821	10,552	743
Change in unrealized gain (loss) on investments	1,217	3,890	(426,426)	455,043	26,699	1,527,550	(7,732)	16,677
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,271	3,619	160,510	699,977	386,877	1,692,297	2,419	17,059

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	46,028	108,061	59,162	82,001	653	738
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(951,337)	754,767	(224,995)	(130,145)	(1,050)	185
Redemptions (note 2)	(1,185)	(1,039)	(295,101)	(312,203)	(1,295,878)	(1,014,912)	(34,943)	(3,697)
Annuity benefits	-	-	(716)	(1,197)	(7,342)	(6,105)	-	-
Contract maintenance charges (note 2)	-	-	(14)	(11)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(52)	(154)	(172)	(227)	(25)	-
Adjustments to maintain reserves	1	-	(144)	512	(567)	(84)	5	(34)

Net equity transactions	(1,184)	(1,039)	(1,201,336)	549,775	(1,469,792)	(1,069,472)	(35,360)	(2,808)

Net change in contract owners’ equity	87	2,580	(1,040,826)	1,249,752	(1,082,915)	622,825	(32,941)	14,251
Contract owners’ equity beginning of period	13,573	10,993	3,291,123	2,041,371	6,213,755	5,590,930	59,050	44,799

Contract owners’ equity end of period	$13,660	13,573	2,250,297	3,291,123	5,130,840	6,213,755	26,109	59,050

CHANGES IN UNITS:
Beginning units	808	877	228,562	188,672	343,323	412,036	4,408	4,630
Units purchased	14	13	104,506	115,962	4,831	14,582	48	168
Units redeemed	(78)	(82)	(190,235)	(76,072)	(83,436)	(83,295)	(2,639)	(390)

Ending units	744	808	142,833	228,562	264,718	343,323	1,817	4,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AVGI		AVCE2		IVKEI1		IVHS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(319)	(62)	(7,764)	(4,092)	1,910	2,112	(4,043)	(980)
Realized gain (loss) on investments	14,505	5,315	66,686	61,512	1,708	25,980	20,597	21,546
Change in unrealized gain (loss) on investments	(11,529)	9,485	(26,555)	86,337	4,937	42,836	31,449	61,948
Reinvested capital gains	180	-	2,653	-	16,360	-	13,827	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,837	14,738	35,020	143,757	24,915	70,928	61,830	82,514

Equity transactions:
Purchase payments received from contract owners (note 3)	172	163	3,204	-	533	531	15,817	12,278
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(14,111)	5,031	35	174,588	83,231	77,434
Redemptions (note 2)	(42,395)	(20,286)	(87,716)	(116,210)	(4,060)	(161,752)	(29,574)	(32,780)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(61)	(119)
Adjustments to maintain reserves	1	(4)	(4)	(35)	(14)	(45)	(125)	(21)

Net equity transactions	(42,222)	(20,127)	(98,627)	(111,214)	(3,506)	13,322	69,288	56,792

Net change in contract owners’ equity	(39,385)	(5,389)	(63,607)	32,543	21,409	84,250	131,118	139,306
Contract owners’ equity beginning of period	59,276	64,665	616,753	584,210	325,654	241,404	315,457	176,151

Contract owners’ equity end of period	$19,891	59,276	553,146	616,753	347,063	325,654	446,575	315,457

CHANGES IN UNITS:
Beginning units	3,228	4,438	42,811	51,171	25,948	23,707	16,890	13,126
Units purchased	9	10	2,775	1,143	44	15,796	6,434	7,449
Units redeemed	(2,251)	(1,220)	(9,293)	(9,503)	(318)	(13,555)	(3,123)	(3,685)

Ending units	986	3,228	36,293	42,811	25,674	25,948	20,201	16,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IVRE		VYDS		ROCMC		RVARS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,406	6,987	(9,319)	(18,558)	(6,763)	(5,064)	(4,271)	(1,350)
Realized gain (loss) on investments	8,828	26,007	55,881	(44,728)	49,208	132,883	120	176
Change in unrealized gain (loss) on investments	24,268	(29,046)	241,167	1,035,739	(117,198)	(11,308)	21,080	646
Reinvested capital gains	-	-	-	-	44,129	17,926	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,502	3,948	287,729	972,453	(30,624)	134,437	16,929	(528)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,244	17,149	62,196	6,081	12,493	22,651	11,604	75,559
Transfers between subaccounts (including fixed account), net (note 3)	5,790	(76,272)	(141,013)	(32,923)	(43,888)	(80,706)	294,256	183,137
Redemptions (note 2)	(25,154)	(51,645)	(665,863)	(344,318)	(84,433)	(164,803)	(20,539)	(25,760)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(133)	(164)	-	(58)	(367)	(597)	(124)	-
Adjustments to maintain reserves	19	58	(21)	(83)	112	(42)	(103)	(22)

Net equity transactions	(10,234)	(110,874)	(744,701)	(371,301)	(116,083)	(223,497)	285,094	232,914

Net change in contract owners’ equity	24,268	(106,926)	(456,972)	601,152	(146,707)	(89,060)	302,023	232,386
Contract owners’ equity beginning of period	271,759	378,685	3,768,623	3,167,471	706,555	795,615	232,386	-

Contract owners’ equity end of period	$296,027	271,759	3,311,651	3,768,623	559,848	706,555	534,409	232,386

CHANGES IN UNITS:
Beginning units	23,003	32,559	223,117	248,424	50,157	67,539	23,432	-
Units purchased	3,735	10,026	4,171	476	2,583	4,652	33,898	42,891
Units redeemed	(4,619)	(19,582)	(47,251)	(25,783)	(11,057)	(22,034)	(5,266)	(19,459)

Ending units	22,119	23,003	180,037	223,117	41,683	50,157	52,064	23,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLD		SBLJ		SBLN		SBLO
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,788)	(2,190)	(1,778)	(1,640)	(2,889)	(2,783)	(3,994)	(3,766)
Realized gain (loss) on investments	12,550	1,232	12,896	10,152	17,636	6,187	5,342	15,978
Change in unrealized gain (loss) on investments	(1,143)	33,087	6,895	28,155	(2,815)	25,766	20,642	79,092
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,619	32,129	18,013	36,667	11,932	29,170	21,990	91,304

Equity transactions:
Purchase payments received from contract owners (note 3)	6,014	6,021	3,517	3,738	2,185	4,377	2,504	3,324
Transfers between subaccounts (including fixed account), net (note 3)	31,794	17,338	(7,031)	7,792	25,764	74,476	743	(8,658)
Redemptions (note 2)	(17,734)	(1,061)	(10,546)	(18,176)	(27,686)	(14,093)	(14,820)	(10,383)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(15)	(15)	-	-
Contingent deferred sales charges (note 2)	(79)	(55)	(71)	(48)	(80)	(28)	(88)	(34)
Adjustments to maintain reserves	(21)	(1)	(34)	(32)	56	(22)	(116)	(126)

Net equity transactions	19,974	22,242	(14,165)	(6,726)	224	64,695	(11,777)	(15,877)

Net change in contract owners’ equity	28,593	54,371	3,848	29,941	12,156	93,865	10,213	75,427
Contract owners’ equity beginning of period	225,180	170,809	158,422	128,481	279,378	185,513	353,805	278,378

Contract owners’ equity end of period	$253,773	225,180	162,270	158,422	291,534	279,378	364,018	353,805

CHANGES IN UNITS:
Beginning units	19,296	17,262	11,982	12,558	19,651	14,756	23,292	24,139
Units purchased	3,641	2,264	1,471	1,750	6,578	7,061	291	3,543
Units redeemed	(1,987)	(230)	(2,472)	(2,326)	(6,800)	(2,166)	(1,057)	(4,390)

Ending units	20,950	19,296	10,981	11,982	19,429	19,651	22,526	23,292

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLP		SBLQ		SBLV		SBLX
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,148)	(4,236)	(9,552)	(10,599)	(23,275)	(25,899)	(2,201)	(1,607)
Realized gain (loss) on investments	16,503	45,420	75,940	115,668	242,666	324,944	21,446	842
Change in unrealized gain (loss) on investments	(9,187)	(19,230)	(89,416)	173,189	(226,083)	332,409	(7,571)	48,552
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,168	21,954	(23,028)	278,258	(6,692)	631,454	11,674	47,787

Equity transactions:
Purchase payments received from contract owners (note 3)	7,026	9,877	15,422	26,068	56,083	63,154	2,855	2,021
Transfers between subaccounts (including fixed account), net (note 3)	(6,870)	(168,784)	3,212	(39,083)	(91,092)	(248,508)	(1,621)	85,130
Redemptions (note 2)	(20,699)	(49,179)	(132,344)	(174,058)	(249,723)	(355,900)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(51)	(222)	(516)	(651)	(936)	(1,574)	(20)	(24)
Adjustments to maintain reserves	(35)	66	88	(352)	18	(70)	(1)	9

Net equity transactions	(20,629)	(208,242)	(114,138)	(188,076)	(285,650)	(542,898)	1,213	87,136

Net change in contract owners’ equity	(16,461)	(186,288)	(137,166)	90,182	(292,342)	88,556	12,887	134,923
Contract owners’ equity beginning of period	294,991	481,279	948,789	858,607	2,262,464	2,173,908	227,078	92,155

Contract owners’ equity end of period	$278,530	294,991	811,623	948,789	1,970,122	2,262,464	239,965	227,078

CHANGES IN UNITS:
Beginning units	17,128	29,664	47,503	58,150	127,816	161,868	15,693	8,905
Units purchased	4,461	6,062	7,326	11,097	8,818	15,824	4,476	6,956
Units redeemed	(5,629)	(18,598)	(13,168)	(21,744)	(25,073)	(49,876)	(4,757)	(168)

Ending units	15,960	17,128	41,661	47,503	111,561	127,816	15,412	15,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLY		TRHS2		VWHAS		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(414)	(353)	(536,795)	(386,737)	(59,085)	(20,997)	(145,835)	156,473
Realized gain (loss) on investments	4,710	516	5,800,632	4,756,167	77,817	(10,843)	538,515	1,942,458
Change in unrealized gain (loss) on investments	613	7,454	3,099,814	7,138,096	(1,257,235)	275,794	(3,705,511)	836,691
Reinvested capital gains	-	-	4,080,536	1,749,813	-	78,233	2,941,343	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,909	7,617	12,444,187	13,257,339	(1,238,503)	322,187	(371,488)	2,935,622

Equity transactions:
Purchase payments received from contract owners (note 3)	2,016	1,973	1,266,316	2,021,920	283,780	452,582	349,259	220,641
Transfers between subaccounts (including fixed account), net (note 3)	(12,641)	(532)	4,467,865	15,862,457	1,457,051	493,447	(1,229,714)	(4,074,620)
Redemptions (note 2)	-	-	(4,445,804)	(9,173,042)	(595,615)	(493,202)	(2,660,618)	(3,807,429)
Annuity benefits	-	-	(14,019)	(10,536)	(461)	(337)	(184)	(180)
Contract maintenance charges (note 2)	-	-	(635)	(372)	(104)	(91)	(277)	(320)
Contingent deferred sales charges (note 2)	-	-	(2,176)	(4,079)	(1,270)	(606)	(4,188)	(2,850)
Adjustments to maintain reserves	(16)	(7)	(391)	(358)	(2,952)	476,188	(180)	(398)

Net equity transactions	(10,641)	1,434	1,271,156	8,695,990	1,140,429	927,981	(3,545,902)	(7,665,156)

Net change in contract owners’ equity	(5,732)	9,051	13,715,343	21,953,329	(98,074)	1,250,168	(3,917,390)	(4,729,534)
Contract owners’ equity beginning of period	37,391	28,340	43,630,584	21,677,255	4,406,963	3,156,795	26,045,298	30,774,832

Contract owners’ equity end of period	$31,659	37,391	57,345,927	43,630,584	4,308,889	4,406,963	22,127,908	26,045,298

CHANGES IN UNITS:
Beginning units	2,998	2,881	1,957,164	1,447,320	418,215	327,050	703,220	905,469
Units purchased	283	1,025	865,545	1,454,308	426,564	376,345	99,338	123,264
Units redeemed	(1,049)	(908)	(840,552)	(944,464)	(332,302)	(285,180)	(205,794)	(325,513)

Ending units	2,232	2,998	1,982,157	1,957,164	512,477	418,215	596,764	703,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		WRASP		WRBP		WRBDP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(234,133)	(95,718)	(1,048,482)	301,217	(91,184)	161,796	1,789,703	1,994,216
Realized gain (loss) on investments	197,369	(227,569)	3,723,545	6,991,178	1,762,423	1,962,868	150,466	1,592,428
Change in unrealized gain (loss) on investments	(4,148,147)	2,103,275	(34,879,366)	29,950,156	(2,811,930)	3,573,471	(1,817,817)	(7,677,960)
Reinvested capital gains	-	603,793	21,525,900	-	4,285,522	4,029,241	1,999,026	1,379,661

Net increase (decrease) in contract owners’ equity resulting from operations	(4,184,911)	2,383,781	(10,678,403)	37,242,551	3,144,831	9,727,376	2,121,378	(2,711,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,971	44,454	2,082,876	3,179,888	903,772	672,028	813,114	588,700
Transfers between subaccounts (including fixed account), net (note 3)	(2,432,363)	(5,132,990)	(5,921,602)	(2,516,933)	2,011,073	2,419,136	(813,610)	(6,423,787)
Redemptions (note 2)	(2,273,045)	(3,942,615)	(22,337,762)	(26,553,009)	(5,903,835)	(7,234,827)	(8,564,765)	(14,304,526)
Annuity benefits	(9,515)	(8,315)	(33,999)	(35,990)	(10,565)	(10,290)	(8,660)	(9,865)
Contract maintenance charges (note 2)	(219)	(112)	(482)	(444)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,196)	(3,150)	(12,778)	(14,363)	(1,821)	(2,474)	(1,436)	(5,126)
Adjustments to maintain reserves	2,867	(2,693)	(348)	331	65	301	205	155

Net equity transactions	(4,692,500)	(9,045,421)	(26,224,095)	(25,940,520)	(3,001,311)	(4,156,126)	(8,575,152)	(20,154,449)

Net change in contract owners’ equity	(8,877,411)	(6,661,640)	(36,902,498)	11,302,031	143,520	5,571,250	(6,453,774)	(22,866,104)
Contract owners’ equity beginning of period	25,500,430	32,162,070	182,648,683	171,346,652	51,097,735	45,526,485	69,856,513	92,722,617

Contract owners’ equity end of period	$16,623,019	25,500,430	145,746,185	182,648,683	51,241,255	51,097,735	63,402,739	69,856,513

CHANGES IN UNITS:
Beginning units	656,630	900,815	5,765,187	6,695,505	2,598,391	2,832,072	4,392,785	5,653,755
Units purchased	1,271	3,481	264,254	513,540	270,228	311,690	300,990	451,767
Units redeemed	(125,631)	(247,666)	(1,119,693)	(1,443,858)	(420,972)	(545,371)	(829,308)	(1,712,737)

Ending units	532,270	656,630	4,909,748	5,765,187	2,447,647	2,598,391	3,864,467	4,392,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRCEP		WRDIV		WRENG		WRGBP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(709,863)	(631,360)	7,977	81,888	(77,915)	(72,057)	48,278	(35,074)
Realized gain (loss) on investments	5,823,507	6,479,325	407,868	322,103	510,057	837,540	28,414	12,753
Change in unrealized gain (loss) on investments	(11,823,796)	16,243,237	(343,860)	3,310,088	(1,405,981)	695,989	(129,645)	44,584
Reinvested capital gains	16,075,448	8,934,536	1,285,513	358,298	220,856	21,800	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,365,296	31,025,738	1,357,498	4,072,377	(752,983)	1,483,272	(52,953)	22,263

Equity transactions:
Purchase payments received from contract owners (note 3)	1,556,141	1,037,496	87,100	188,016	65,017	126,353	32,877	67,499
Transfers between subaccounts (including fixed account), net (note 3)	(1,039,537)	84,140	(331,964)	(587,476)	823,227	(450,327)	1,127,262	1,688,804
Redemptions (note 2)	(15,629,679)	(17,412,383)	(2,295,396)	(2,211,330)	(1,131,504)	(1,023,408)	(334,632)	(607,387)
Annuity benefits	(12,857)	(12,454)	(620)	(547)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,789)	(7,017)	(2,743)	(1,025)	(1,774)	(700)	(69)	-
Adjustments to maintain reserves	374	385	5	31	(54)	(96)	(32)	(51)

Net equity transactions	(15,130,347)	(16,309,833)	(2,543,618)	(2,612,331)	(245,088)	(1,348,178)	825,406	1,148,865

Net change in contract owners’ equity	(5,765,051)	14,715,905	(1,186,120)	1,460,046	(998,071)	135,094	772,453	1,171,128
Contract owners’ equity beginning of period	118,913,991	104,198,086	17,280,668	15,820,622	6,583,998	6,448,904	3,851,854	2,680,726

Contract owners’ equity end of period	$113,148,940	118,913,991	16,094,548	17,280,668	5,585,927	6,583,998	4,624,307	3,851,854

CHANGES IN UNITS:
Beginning units	6,849,960	7,924,937	932,175	1,093,997	469,042	580,041	368,482	258,003
Units purchased	305,965	431,845	65,561	94,661	119,335	100,019	148,880	201,271
Units redeemed	(1,150,586)	(1,506,822)	(199,188)	(256,483)	(138,587)	(211,018)	(70,834)	(90,792)

Ending units	6,005,339	6,849,960	798,548	932,175	449,790	469,042	446,528	368,482

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRGNR		WRGP		WRHIP		WRIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(137,805)	(167,995)	(785,192)	(736,860)	3,394,577	3,293,489	278,606	(61,494)
Realized gain (loss) on investments	852,307	2,222,315	6,138,572	7,284,206	6,506,002	2,286,006	(510,668)	668,471
Change in unrealized gain (loss) on investments	(2,204,441)	(1,072,903)	(14,381,211)	17,647,588	(9,644,270)	2,031,391	(2,136,452)	3,597,753
Reinvested capital gains	-	-	20,154,960	8,346,850	660,509	-	2,373,312	564,558

Net increase (decrease) in contract owners’ equity resulting from operations	(1,489,939)	981,417	11,127,129	32,541,784	916,818	7,610,886	4,798	4,769,288

Equity transactions:
Purchase payments received from contract owners (note 3)	118,124	137,663	1,091,278	881,921	1,455,486	1,824,624	234,678	166,852
Transfers between subaccounts (including fixed account), net (note 3)	(380,934)	(2,518,137)	(2,129,373)	(3,160,818)	(868,951)	12,122,305	(165,253)	(345,570)
Redemptions (note 2)	(1,925,004)	(2,978,120)	(15,073,131)	(18,303,190)	(12,071,238)	(13,496,703)	(4,125,517)	(6,016,092)
Annuity benefits	(612)	(594)	(8,060)	(10,492)	(11,434)	(21,200)	(1,066)	(4,021)
Contract maintenance charges (note 2)	-	-	-	-	(124)	(102)	-	-
Contingent deferred sales charges (note 2)	(1,656)	(1,614)	(7,084)	(6,468)	(5,281)	(6,168)	(719)	(2,533)
Adjustments to maintain reserves	(99)	(85)	155	129	562	(4,427)	(64)	(21)

Net equity transactions	(2,190,181)	(5,360,887)	(16,126,215)	(20,598,918)	(11,500,980)	418,329	(4,057,941)	(6,201,385)

Net change in contract owners’ equity	(3,680,120)	(4,379,470)	(4,999,086)	11,942,866	(10,584,162)	8,029,215	(4,053,143)	(1,432,097)
Contract owners’ equity beginning of period	13,177,836	17,557,306	115,598,703	103,655,837	90,229,194	82,199,979	28,951,372	30,383,469

Contract owners’ equity end of period	$9,497,716	13,177,836	110,599,617	115,598,703	79,645,032	90,229,194	24,898,229	28,951,372

CHANGES IN UNITS:
Beginning units	965,476	1,371,424	7,313,103	8,850,476	3,444,773	3,437,628	1,937,503	2,396,608
Units purchased	68,430	61,017	235,330	236,116	657,244	1,045,726	66,016	132,951
Units redeemed	(225,072)	(466,965)	(1,223,240)	(1,773,489)	(1,082,696)	(1,038,581)	(333,809)	(592,056)

Ending units	808,834	965,476	6,325,193	7,313,103	3,019,321	3,444,773	1,669,710	1,937,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRI2P		WRLTBP		WRMIC		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$170,024	65,962	(31,722)	(58,877)	(51,040)	(48,810)	(186,544)	(177,407)
Realized gain (loss) on investments	423,074	(835,297)	(65,633)	(135,404)	555,012	667,266	1,102,531	2,170,982
Change in unrealized gain (loss) on investments	(1,458,622)	3,250,490	78,732	104,458	(1,340,492)	1,166,865	(867,135)	1,418,729
Reinvested capital gains	935,211	-	7,106	5,437	647,516	177,931	1,025,211	511,647

Net increase (decrease) in contract owners’ equity resulting from operations	69,687	2,481,155	(11,517)	(84,386)	(189,004)	1,963,252	1,074,063	3,923,951

Equity transactions:
Purchase payments received from contract owners (note 3)	156,797	137,375	55,000	36,813	11,752	12,066	489,841	625,225
Transfers between subaccounts (including fixed account), net (note 3)	302,930	(260,015)	540,683	2,354,774	(355,484)	329,348	536,688	920,961
Redemptions (note 2)	(1,580,276)	(2,163,582)	(588,764)	(2,176,107)	(718,391)	(781,350)	(2,284,319)	(2,890,547)
Annuity benefits	(1,255)	(7,448)	-	-	-	(4,353)	(1,062)	(261)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(40)	(21)
Contingent deferred sales charges (note 2)	(296)	(1,416)	-	(720)	(2,205)	(774)	(2,414)	(906)
Adjustments to maintain reserves	54	95	(66)	(25)	(74)	(45)	(121)	(570)

Net equity transactions	(1,122,046)	(2,294,991)	6,853	214,735	(1,064,402)	(445,108)	(1,261,427)	(1,346,119)

Net change in contract owners’ equity	(1,052,359)	186,164	(4,664)	130,349	(1,253,406)	1,518,144	(187,364)	2,577,832
Contract owners’ equity beginning of period	12,082,449	11,896,285	5,251,273	5,120,924	5,302,156	3,784,012	16,825,707	14,247,875

Contract owners’ equity end of period	$11,030,090	12,082,449	5,246,609	5,251,273	4,048,750	5,302,156	16,638,343	16,825,707

CHANGES IN UNITS:
Beginning units	641,781	780,139	515,731	494,224	214,062	237,238	734,887	799,639
Units purchased	64,919	70,197	125,270	413,779	17,349	40,175	97,368	249,385
Units redeemed	(123,147)	(208,555)	(125,319)	(392,272)	(63,201)	(63,351)	(151,571)	(314,137)

Ending units	583,553	641,781	515,682	515,731	168,210	214,062	680,684	734,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMMP		WRRESP		WRSTP		WRSCP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(170,141)	(183,089)	(5,584)	2,115	(862,683)	(806,619)	(536,775)	(552,994)
Realized gain (loss) on investments	-	-	502,765	265,574	3,922,285	3,669,486	1,213,750	2,239,499
Change in unrealized gain (loss) on investments	-	-	947,694	(235,956)	(8,068,684)	24,696,450	(6,477,064)	15,735,873
Reinvested capital gains	-	-	447,950	-	6,367,733	4,284,287	5,893,168	-

Net increase (decrease) in contract owners’ equity resulting from operations	(170,141)	(183,089)	1,892,825	31,733	1,358,651	31,843,604	93,079	17,422,378

Equity transactions:
Purchase payments received from contract owners (note 3)	6,172,830	4,654,709	74,046	127,907	839,491	1,192,542	487,937	442,075
Transfers between subaccounts (including fixed account), net (note 3)	6,147,330	11,741,480	364,969	115,937	(1,762,624)	(760,589)	(1,226,692)	(1,427,433)
Redemptions (note 2)	(14,137,605)	(19,054,770)	(796,516)	(1,462,872)	(10,556,409)	(13,142,104)	(6,309,731)	(9,323,287)
Annuity benefits	(8,304)	(12,455)	(2,204)	(5,983)	(2,867)	(2,346)	(1,239)	(1,103)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(702)	(1,754)	(239)	(1,014)	(5,763)	(5,302)	(3,522)	(4,330)
Adjustments to maintain reserves	(2,275)	839	26	(6)	879	844	27	(34)

Net equity transactions	(1,828,726)	(2,671,951)	(359,918)	(1,226,031)	(11,487,293)	(12,716,955)	(7,053,220)	(10,314,112)

Net change in contract owners’ equity	(1,998,867)	(2,855,040)	1,532,907	(1,194,298)	(10,128,642)	19,126,649	(6,960,141)	7,108,266
Contract owners’ equity beginning of period	16,618,508	19,473,548	6,800,604	7,994,902	83,445,689	64,319,040	53,393,528	46,285,262

Contract owners’ equity end of period	$14,619,641	16,618,508	8,333,511	6,800,604	73,317,047	83,445,689	46,433,387	53,393,528

CHANGES IN UNITS:
Beginning units	1,555,209	1,805,265	393,521	462,722	3,080,205	3,672,810	2,683,021	3,296,538
Units purchased	1,764,703	2,258,816	61,183	80,197	124,606	270,162	87,040	132,802
Units redeemed	(1,942,000)	(2,508,872)	(80,288)	(149,398)	(545,359)	(862,767)	(448,315)	(746,319)

Ending units	1,377,912	1,555,209	374,416	393,521	2,659,452	3,080,205	2,321,746	2,683,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRSCV		WRVP		SVOF		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(68,359)	(18,529)	(24,990)	(157,560)	(3,567)	(3,310)	(91,187)	(88,745)
Realized gain (loss) on investments	781,833	599,663	1,423,774	1,008,493	18,005	13,709	462,946	1,281,500
Change in unrealized gain (loss) on investments	(1,371,001)	858,664	(3,406,715)	11,358,920	3,630	44,932	(1,529,111)	1,311,268
Reinvested capital gains	1,029,769	428,882	6,326,675	1,182,484	-	-	726,228	383,476

Net increase (decrease) in contract owners’ equity resulting from operations	372,242	1,868,680	4,318,744	13,392,337	18,068	55,331	(431,124)	2,887,499

Equity transactions:
Purchase payments received from contract owners (note 3)	4,607	29,616	329,593	301,389	37	1,220	349,769	400,230
Transfers between subaccounts (including fixed account), net (note 3)	(491,722)	35,437	(163,279)	(808,595)	(1,146)	(18,845)	(697,491)	1,679,454
Redemptions (note 2)	(978,499)	(810,434)	(6,186,645)	(7,439,586)	(40,606)	(14,774)	(752,869)	(691,934)
Annuity benefits	(474)	(8,733)	(9,146)	(11,503)	(2,867)	(2,517)	(4,111)	(4,355)
Contract maintenance charges (note 2)	-	-	-	-	(23)	(30)	(91)	(63)
Contingent deferred sales charges (note 2)	(2,818)	(487)	(2,235)	(2,564)	3	1	(1,136)	(398)
Adjustments to maintain reserves	(50)	96	(155)	(70)	781	972	(280)	(208)

Net equity transactions	(1,468,956)	(754,505)	(6,031,867)	(7,960,929)	(43,821)	(33,973)	(1,106,209)	1,382,726

Net change in contract owners’ equity	(1,096,714)	1,114,175	(1,713,123)	5,431,408	(25,753)	21,358	(1,537,333)	4,270,225
Contract owners’ equity beginning of period	7,123,457	6,009,282	48,400,040	42,968,632	227,582	206,224	9,320,032	5,049,807

Contract owners’ equity end of period	$6,026,743	7,123,457	46,686,917	48,400,040	201,829	227,582	7,782,699	9,320,032

CHANGES IN UNITS:
Beginning units	359,957	400,259	2,370,208	2,815,525	11,012	12,979	373,905	300,349
Units purchased	16,633	67,536	154,514	151,317	5	79	111,537	353,187
Units redeemed	(88,700)	(107,838)	(441,696)	(596,634)	(2,207)	(2,046)	(164,022)	(279,631)

Ending units	287,890	359,957	2,083,026	2,370,208	8,810	11,012	321,420	373,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS3		FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(314,327)	171,308	(22,984)	46,029	(34,478)	97,806	(151,622)	1,682,241
Realized gain (loss) on investments	23,648,462	969,516	(159,030)	(492,106)	1,763,033	434,139	463,299	1,803,043
Change in unrealized gain (loss) on investments	(23,498,048)	16,982,687	(16,193)	240,650	(1,587,692)	1,135,698	(113,917)	(3,837,995)
Reinvested capital gains	-	-	-	-	-	-	-	577,350

Net increase (decrease) in contract owners’ equity resulting from operations	(163,913)	18,123,511	(198,207)	(205,427)	140,863	1,667,643	197,760	224,639

Equity transactions:
Purchase payments received from contract owners (note 3)	726,437	1,870,507	11,634	115,784	23,848	145,559	107,812	950,364
Transfers between subaccounts (including fixed account), net (note 3)	(81,961,590)	1,044,173	(5,418,059)	(3,119,879)	(9,521,223)	(547,703)	(41,746,990)	(1,830,539)
Redemptions (note 2)	(3,073,219)	(10,008,767)	(597,883)	(1,158,837)	(230,975)	(700,476)	(1,457,344)	(6,742,126)
Annuity benefits	(12,385)	(38,965)	(3,917)	(17,695)	(3,774)	(12,546)	(6,905)	(23,720)
Contract maintenance charges (note 2)	(985)	(2,544)	(94)	(198)	(51)	(127)	(160)	(427)
Contingent deferred sales charges (note 2)	(2,268)	(12,337)	(118)	(912)	(57)	(1,194)	(523)	(3,588)
Adjustments to maintain reserves	(18,071)	(1,310)	(342)	(268)	(423)	(186)	(159)	(364)

Net equity transactions	(84,342,081)	(7,149,243)	(6,008,779)	(4,182,005)	(9,732,655)	(1,116,673)	(43,104,269)	(7,650,400)

Net change in contract owners’ equity	(84,505,994)	10,974,268	(6,206,986)	(4,387,432)	(9,591,792)	550,970	(42,906,509)	(7,425,761)
Contract owners’ equity beginning of period	84,505,994	73,531,726	6,206,986	10,594,418	9,591,792	9,040,822	42,906,509	50,332,270

Contract owners’ equity end of period	$-	84,505,994	-	6,206,986	-	9,591,792	-	42,906,509

CHANGES IN UNITS:
Beginning units	2,825,641	3,103,349	521,050	878,045	698,073	799,025	2,377,530	2,803,406
Units purchased	54,282	286,476	102,237	136,789	97,490	184,741	44,319	337,046
Units redeemed	(2,879,923)	(564,184)	(623,287)	(493,784)	(795,563)	(285,693)	(2,421,849)	(762,922)

Ending units	-	2,825,641	-	521,050	-	698,073	-	2,377,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GEM6		GIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$518,981	1,502,422	23,647	(1,099)	(697)	(4,375)	327,875	(113,405)
Realized gain (loss) on investments	402,620	441,336	1,401,217	2,455,460	825	42,188	4,666,702	1,107,891
Change in unrealized gain (loss) on investments	(100,832)	(310,837)	(2,287,369)	(2,672,442)	(17,328)	(42,135)	(4,701,175)	1,952,461
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	820,769	1,632,921	(862,505)	(218,081)	(17,200)	(4,322)	293,402	2,946,947

Equity transactions:
Purchase payments received from contract owners (note 3)	186,319	541,936	91,369	684,325	20,000	-	77,840	268,611
Transfers between subaccounts (including fixed account), net (note 3)	(28,210,171)	(741,401)	(23,163,258)	(1,821,799)	(418,848)	(16,026)	(19,059,275)	(621,199)
Redemptions (note 2)	(1,134,108)	(4,206,788)	(761,440)	(2,835,789)	(7,648)	(105,742)	(718,424)	(2,323,807)
Annuity benefits	(8,700)	(26,310)	(5,228)	(17,823)	-	-	(1,183)	(3,525)
Contract maintenance charges (note 2)	(93)	(289)	(511)	(1,608)	-	-	(182)	(481)
Contingent deferred sales charges (note 2)	(917)	(3,650)	(517)	(4,215)	-	-	(705)	(1,894)
Adjustments to maintain reserves	(11,528)	(386)	(7,209)	2,435	(11)	(66)	(2,003)	2,510

Net equity transactions	(29,179,198)	(4,436,888)	(23,846,794)	(3,994,474)	(406,507)	(121,834)	(19,703,932)	(2,679,785)

Net change in contract owners’ equity	(28,358,429)	(2,803,967)	(24,709,299)	(4,212,555)	(423,707)	(126,156)	(19,410,530)	267,162
Contract owners’ equity beginning of period	28,358,429	31,162,396	24,709,299	28,921,854	423,707	549,863	19,410,530	19,143,368

Contract owners’ equity end of period	$-	28,358,429	-	24,709,299	-	423,707	-	19,410,530

CHANGES IN UNITS:
Beginning units	1,692,213	1,969,531	958,212	1,117,157	22,478	28,770	848,759	975,577
Units purchased	91,026	585,127	22,900	154,342	2,038	2,892	17,102	72,107
Units redeemed	(1,783,239)	(862,445)	(981,112)	(313,287)	(24,516)	(9,184)	(865,861)	(198,925)

Ending units	-	1,692,213	-	958,212	-	22,478	-	848,759

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3		GVDIV3		GVDIV6		JAIGS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$388,414	61,651	184,716	96,403	8,596	3,105	-	-
Realized gain (loss) on investments	18,075,947	2,364,611	1,328,450	(55,037)	73,177	(12,894)	-	-
Change in unrealized gain (loss) on investments	(18,126,238)	6,638,618	(1,609,187)	1,637,052	(86,954)	92,577	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	338,123	9,064,880	(96,021)	1,678,418	(5,181)	82,788	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	192,792	397,156	49,743	134,306	-	-	-	136
Transfers between subaccounts (including fixed account), net (note 3)	(49,625,613)	(800,459)	(9,165,595)	(351,150)	(440,847)	(9,343)	-	(122)
Redemptions (note 2)	(2,257,783)	(6,721,247)	(306,023)	(1,237,758)	(22,427)	(54,936)	-	(14)
Annuity benefits	(2,511)	(7,146)	-	-	(2,294)	(9,647)	-	-
Contract maintenance charges (note 2)	(507)	(1,246)	(159)	(433)	-	-	-	-
Contingent deferred sales charges (note 2)	(940)	(6,593)	(297)	(747)	-	-	-	-
Adjustments to maintain reserves	(159)	(657)	(56)	(437)	(184)	(617)	-	(2,610)

Net equity transactions	(51,694,721)	(7,140,192)	(9,422,387)	(1,456,219)	(465,752)	(74,543)	-	(2,610)

Net change in contract owners’ equity	(51,356,598)	1,924,688	(9,518,408)	222,199	(470,933)	8,245	-	(2,610)
Contract owners’ equity beginning of period	51,356,598	49,431,910	9,518,408	9,296,209	470,933	462,688	-	2,610

Contract owners’ equity end of period	$-	51,356,598	-	9,518,408	-	470,933	-	-

CHANGES IN UNITS:
Beginning units	4,472,594	5,166,488	515,192	603,932	25,684	30,450	-	-
Units purchased	52,816	134,217	6,944	32,392	2,046	312	-	347
Units redeemed	(4,525,410)	(828,111)	(522,136)	(121,132)	(27,730)	(5,078)	-	(347)

Ending units	-	4,472,594	-	515,192	-	25,684	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	BBCMAG
	2014	2013
Investment activity:
Net investment income (loss)	$-	(1,547)
Realized gain (loss) on investments	-	55,425
Change in unrealized gain (loss) on investments	-	(39,205)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	14,673

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,973
Transfers between subaccounts (including fixed account), net (note 3)	-	(433,611)
Redemptions (note 2)	-	(20,383)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	3

Net equity transactions	-	(450,018)

Net change in contract owners’ equity	-	(435,345)
Contract owners’ equity beginning of period	-	435,345

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	37,711
Units purchased	-	323
Units redeemed	-	(38,034)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

STERLING CAPITAL FUNDS

Variable Insurance Funds - Equity Income VIF (BBGI)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Socially Responsible Growth Fund Inc - Service Shares (DSRGS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class R (FHISR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)*

VT Voyager Fund: Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI American Franchise Fund - Series I Shares (ACEG)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI Equity and Income Fund - Series I Shares (IVKEI1)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

VT Omega Growth - Class 1 (EVOM)*

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charge - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%(11)	-	0.15%(11)	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.1%(19)	-	0.1%(18)	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)(15)	0.15%(5)(15)	-	-
One-Year Step Up	0.05%(6)(16)	0.10%(6)(16)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)(15)	0.20%(5)(15)	-	0.15%
5% Enhanced	0.10%(7)(17)	0.15%(7)(17)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%(12)	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.4%(13)	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.5%(14)	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit. Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(11) Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7.00%	6.00%	4.00%	2.00%	0%

(12) Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.

(13) The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.

(14) The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(15) This option may not be elected with another death benefit option.

(16) This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

(17) This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both optionsa re elected, the death benefit will be the greater of the two options.

(18) Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of: 15% of all purchase payments made to the contract or any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

(19) If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	ALVDAB	BBGI	MLVGA3	DWVSVS	DSIF	DSRG	DSRGS

0.95%	$17,956,631	$275	$1,334	$95,236	$3,746	$1,039,726	$138,633	$-
1.00%	6,303,136	8	-	37,703	926	489,042	64,743	-
1.05%	1,290,135	338	1	7,834	-	105,168	16,007	-
1.10%	10,142,135	375	658	44,430	1,240	411,866	93,897	-
1.15%	4,947,881	491	1,325	38,754	714	211,786	27,958	-
1.20%	11,149,435	2,945	-	161,257	1,296	698,823	69,619	-
1.25%	2,096,579	-	-	11,562	223	104,951	12,623	-
1.30%	1,898,541	43	1,747	23,859	2,913	91,861	8,382	-
1.35%	2,414,470	1,839	150	25,328	-	143,273	12,171	-
1.40%	2,642,058	-	295	22,036	1,213	104,144	11,485	-
1.45%	396,761	-	3	3,769	-	17,781	1,071	-
1.50%	967,449	-	-	3,284	34	23,788	5,297	488
1.55%	703,759	-	24	4,621	263	11,857	1,727	-
1.60%	1,026,074	-	-	3,587	-	38,745	902	39
1.65%	1,070,431	-	-	9,985	75	26,042	2,269	180
1.70%	118,450	-	-	601	-	11,677	267	-
1.75%	590,206	-	-	286	4	11,880	2,755	-
1.80%	387,204	-	-	3,839	-	4,966	154	-
1.85%	140,722	-	-	252	912	2,900	123	-
1.90%	70,721	-	-	7,126	-	552	274	-
1.95%	348,901	-	-	955	1,554	762	-	11
2.00%	52,521	-	-	-	-	154	-	-
2.05%	228,447	-	-	33	-	1,184	367	-
2.10%	207,937	-	-	-	202	70	-	541
2.15%	51,792	-	-	-	-	61	-	-
2.20%	229,314	-	-	800	24	5,202	450	-
2.25%	617,639	-	-	-	-	16,194	-	-
2.35%	23,929	-	-	-	-	-	-	-
2.40%	1,359	-	-	-	-	-	-	-
2.45%	22,147	-	-	-	-	-	-	-
2.50%	14,347	-	-	-	-	-	-	-
2.60%	64,500	-	-	-	-	-	-	4

Totals	$68,175,611	$6,314	$5,537	$507,137	$15,339	$3,574,455	$471,174	$1,263

	ETVFR	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS

0.95%	$803	$339	$514	$6,484	$204	$4,915	$60,977	$-
1.00%	6,671	-	-	843	-	242	32,665	-
1.05%	-	-	-	-	-	88	4,400	-
1.10%	25,814	1,266	102	690	2,774	1,649	18,300	-
1.15%	198	-	172	-	919	275	13,617	-
1.20%	1,748	610	327	470	166	2,320	50,667	-
1.25%	1,143	142	-	22	-	1,266	5,062	1,049
1.30%	981	-	-	-	-	27	12,946	-
1.35%	2,392	154	-	52	19	62	9,296	-
1.40%	153	-	-	517	-	84	4,180	-
1.45%	-	-	-	107	-	-	399	-
1.50%	-	-	-	145	-	1,162	1,684	-
1.55%	13	-	-	1,464	-	35	2,878	-
1.60%	-	-	-	267	-	391	3,934	-
1.65%	-	-	-	-	-	1,285	6,740	-
1.70%	-	-	-	-	41	-	427	-
1.75%	-	-	-	11	11	100	11	-
1.80%	-	-	-	-	-	464	775	-
1.85%	-	-	-	-	-	-	1,614	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	513	3,281	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	1,310	13	-
2.10%	-	-	-	-	-	-	347	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	513	341	-
2.25%	-	-	-	-	-	323	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	79	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$39,916	$2,511	$1,115	$11,072	$4,134	$17,103	$234,554	$1,049

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	JACAS	JAGTS	JAIGS	LZREMS	MIGSC	MMCGSC	MNDSC	MVFSC

0.95%	$248,473	$86,950	$223,398	$1,211	$-	$-	$13,004	$149,415
1.00%	152,274	52,838	118,939	317	-	-	2,477	34,413
1.05%	22,602	8,425	20,420	-	-	-	264	7,552
1.10%	102,957	33,560	103,421	190	-	-	2,879	34,921
1.15%	44,833	18,043	48,968	94	-	-	2,889	21,892
1.20%	205,630	65,258	203,161	646	-	-	3,027	88,956
1.25%	33,761	15,220	28,084	95	2,352	-	69	8,524
1.30%	51,779	11,206	25,788	205	-	-	-	14,818
1.35%	41,155	22,748	29,712	15	-	-	430	13,003
1.40%	34,151	8,596	26,931	1,045	-	-	204	15,491
1.45%	5,427	1,329	4,803	-	-	-	245	1,462
1.50%	17,751	1,461	9,268	-	-	3,550	1,600	10,034
1.55%	9,467	780	4,022	498	-	-	1,331	1,275
1.60%	11,024	1,584	5,959	-	-	429	1,104	3,598
1.65%	17,314	2,006	8,257	-	-	2,900	755	9,099
1.70%	2,550	71	793	-	-	-	54	135
1.75%	2,926	1,151	6,738	-	-	1,503	217	4,737
1.80%	4,208	972	3,155	-	-	912	75	2,366
1.85%	510	393	747	-	-	-	145	284
1.90%	290	279	258	-	-	689	-	-
1.95%	1,793	17	492	-	-	4,081	2,412	3,294
2.00%	481	-	309	-	-	-	-	3,164
2.05%	1,534	314	614	-	-	4,118	3,868	4,828
2.10%	-	-	-	-	-	1,938	953	2,534
2.15%	-	-	25	-	-	-	-	4,412
2.20%	280	242	1,211	-	-	712	2,391	4,033
2.25%	8,675	-	-	-	51	-	-	7,500
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	16	65	120
2.50%	-	-	-	-	-	-	-	670
2.60%	-	-	-	-	-	694	-	191

	$1,021,845	$333,443	$875,473	$4,316	$2,403	$21,542	$40,458	$452,721

	MVIVSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE	NAMAA2	NAMGI2

0.95%	$51,391	$7,491	$-	$24,515	$-	$-	$217	$1
1.00%	14,987	5,367	-	9,403	-	-	27	145
1.05%	2,052	59	-	1,141	-	-	-	-
1.10%	10,711	2,375	-	7,236	-	-	-	36
1.15%	8,299	2,405	-	3,261	-	-	-	-
1.20%	35,676	4,811	-	12,802	12	493	-	30
1.25%	2,360	1,808	255	2,272	-	110	-	-
1.30%	7,646	871	-	1,695	-	-	-	-
1.35%	7,004	854	-	964	-	-	-	-
1.40%	6,261	1,262	-	2,313	-	-	-	19
1.45%	247	213	-	1,155	-	-	-	-
1.50%	1,922	718	496	173	-	38	-	-
1.55%	4,728	3,552	-	886	-	-	-	16
1.60%	2,154	145	-	7,960	45	11,848	-	-
1.65%	3,683	931	1,908	1,370	-	-	-	-
1.70%	1,061	769	-	22	-	-	-	-
1.75%	1,786	5,434	2,516	1,105	849	3,973	-	-
1.80%	200	-	-	446	-	-	-	-
1.85%	3,474	1,746	-	66	-	-	-	-
1.90%	414	-	-	11	-	-	-	-
1.95%	8,870	4,095	7,562	-	-	-	-	-
2.00%	-	-	-	191	-	-	-	-
2.05%	618	-	-	-	-	-	-	-
2.10%	1,410	411	-	-	-	-	-	-
2.15%	-	-	-	4	-	-	-	-
2.20%	1,778	24	401	-	-	-	-	-
2.25%	-	-	2,097	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	121	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	727	-	778	-	-	-	-	-

	$179,580	$45,341	$16,013	$78,991	$906	$16,462	$244	$247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$413,102	$-	$96,471	$43,114	$55,457	$134,591	$53,729	$125,352
1.00%	154,975	-	60,629	11,793	17,642	30,160	21,913	46,793
1.05%	24,564	-	13,479	3,900	5,797	7,247	5,577	13,951
1.10%	201,268	-	52,887	11,398	28,521	39,892	19,540	45,571
1.15%	105,474	-	32,975	7,690	20,558	29,620	16,669	25,150
1.20%	331,668	-	153,144	52,969	66,762	95,349	67,499	65,861
1.25%	60,137	-	20,708	4,515	10,664	16,941	7,853	18,007
1.30%	58,284	-	42,584	7,930	23,693	53,360	8,251	21,854
1.35%	69,003	-	21,047	7,816	10,893	15,870	5,148	22,250
1.40%	82,807	-	24,056	4,076	15,046	21,552	9,156	16,214
1.45%	9,371	-	4,315	-	75	1,734	264	1,989
1.50%	19,252	9,687	3,490	2,265	876	4,453	1,489	3,551
1.55%	8,313	-	4,873	317	2,409	1,358	1,368	3,207
1.60%	28,564	439	370	149	2,545	2,700	669	6,992
1.65%	19,539	3,939	13,289	730	1,426	10,051	1,341	6,193
1.70%	3,149	-	135	-	58	152	-	421
1.75%	9,375	1,809	167	376	1,808	4,102	-	6,806
1.80%	8,551	4,906	1,310	1,354	1,104	618	41	4,862
1.85%	3,288	-	980	64	105	417	-	267
1.90%	708	2,305	-	-	-	-	-	-
1.95%	688	4,435	233	-	35	482	-	65
2.00%	1,400	998	-	-	-	-	-	-
2.05%	4,239	5,528	535	-	-	1,040	-	1
2.10%	70	3,769	-	-	-	-	-	-
2.15%	12	1,696	-	-	-	-	-	-
2.20%	4,034	4,653	5,510	-	1	-	24	196
2.25%	9,598	-	39,815	5,772	-	14,561	17,690	-
2.35%	-	2,757	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	552	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	703	-	-	-	-	-	-

	$1,631,433	$48,176	$593,002	$166,228	$265,475	$486,250	$238,221	$435,553

	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2

0.95%	$45,021	$-	$60,285	$-	$241,746	$22,419	$11,488	$30,350
1.00%	13,042	-	27,991	-	120,599	4,096	2,401	15,638
1.05%	2,417	-	6,374	-	32,668	644	-	3,261
1.10%	23,765	-	21,757	-	100,353	6,867	6,798	15,842
1.15%	19,809	-	9,552	-	40,849	4,782	1,583	3,519
1.20%	36,892	-	38,838	-	109,880	9,150	11,257	26,025
1.25%	5,784	-	5,707	797	18,931	2,503	1,803	8,188
1.30%	4,456	-	7,831	-	28,349	252	-	5,174
1.35%	12,336	-	7,915	-	29,917	3,213	1,816	4,049
1.40%	6,594	-	5,608	-	22,284	1,652	2	5,880
1.45%	488	-	702	-	3,670	90	-	492
1.50%	1,400	672	881	-	4,358	491	-	303
1.55%	1,714	-	1,683	-	6,693	519	207	1,151
1.60%	2,234	307	2,202	-	8,195	32	-	278
1.65%	939	621	1,219	-	4,369	753	759	-
1.70%	70	-	41	-	1,699	134	-	-
1.75%	2,247	473	1,521	-	441	168	830	-
1.80%	244	40	961	-	2,474	-	-	-
1.85%	278	-	472	-	627	-	-	-
1.90%	-	63	-	-	2,156	-	-	1,686
1.95%	540	532	57	-	-	-	-	-
2.00%	234	-	-	-	-	-	-	-
2.05%	226	635	643	-	1,692	-	-	-
2.10%	-	341	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	779	411	-	492	-	-	-
2.25%	-	-	-	-	612	1,104	64	4,482
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	198	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	149	-	-	-	-	-	-

	$180,730	$4,810	$202,651	$797	$783,054	$58,869	$39,008	$126,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$18,811	$17,656	$39,625	$20,415	$23,386	$19,621	$-	$17,604
1.00%	6,496	8,901	39,983	10,023	9,370	3,721	-	4,372
1.05%	1,845	786	963	-	3,466	1,143	-	2,068
1.10%	11,876	5,603	40,857	16,575	13,535	10,168	-	2,291
1.15%	1,381	1,249	17,826	4,147	7,639	4,539	-	3,567
1.20%	3,969	20,238	43,638	18,427	20,026	23,230	-	12,994
1.25%	6,019	10,181	16,455	8,973	3,122	1,380	-	2,569
1.30%	12,021	7,507	4,289	3,151	4,517	2,050	-	7,404
1.35%	6,427	7,232	17,294	2,781	4,649	5,015	-	1,255
1.40%	1,135	2,118	5,923	170	4,251	3,061	-	1,513
1.45%	-	43	1,312	-	-	331	-	-
1.50%	780	11,297	-	371	96	283	1,802	320
1.55%	281	3,900	502	-	-	187	-	-
1.60%	-	1,997	2,357	192	-	1,146	358	1,943
1.65%	-	1,337	3,983	-	-	620	454	41
1.70%	-	-	-	-	-	12	-	-
1.75%	-	-	-	-	-	18	331	-
1.80%	3,106	802	2,863	-	-	145	97	-
1.85%	-	-	-	-	1,205	-	-	-
1.90%	-	-	-	783	-	-	-	-
1.95%	-	-	-	-	-	9	1,515	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	6,339	-
2.10%	-	-	-	-	-	-	470	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	798	1
2.25%	3,843	6,487	26,219	28,216	1,198	1,961	-	2,133
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	531	-
2.50%	-	-	-	-	-	-	283	-
2.60%	-	-	-	-	-	-	-	-

	$77,990	$107,334	$264,089	$114,224	$96,460	$78,640	$12,978	$60,075

	TRF	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2

0.95%	$475,901	$-	$472,403	$-	$131,254	$21,839	$112,981	$20,224
1.00%	257,158	-	186,030	-	61,048	956	11,645	9,919
1.05%	42,143	-	40,369	-	18,894	617	8,587	2,859
1.10%	125,755	-	195,759	-	30,221	2,500	78,811	9,310
1.15%	40,093	-	78,662	-	14,801	2,905	31,336	7,960
1.20%	133,121	-	270,371	-	37,649	10,334	70,035	12,231
1.25%	28,042	-	37,429	-	5,143	2,572	71,958	327
1.30%	19,884	-	47,741	-	9,631	326	4,618	4,340
1.35%	17,761	-	56,043	-	3,577	232	28,607	2,283
1.40%	27,591	-	72,502	-	4,980	946	16,785	2,905
1.45%	6,600	-	4,647	-	346	5	4,161	91
1.50%	9,723	788	10,651	13,739	3,020	26	12,565	-
1.55%	1,552	-	13,523	-	1,705	-	6,887	937
1.60%	7,373	152	28,293	1,542	1,145	3,728	10,173	275
1.65%	5,524	1,394	15,507	10,303	1,255	109	7,907	23
1.70%	2,267	-	3,307	-	442	-	299	-
1.75%	4,554	598	15,915	4,713	1,977	-	3,350	265
1.80%	2,492	332	6,886	832	248	26	5,580	30
1.85%	620	-	1,869	-	-	58	2,792	-
1.90%	68	-	81	334	-	-	-	-
1.95%	61	565	-	7,264	-	-	23,524	-
2.00%	-	-	326	25	50	-	-	-
2.05%	107	673	1,879	4,364	47	-	5,757	-
2.10%	640	1,235	-	7,265	-	-	3,025	-
2.15%	55	-	334	-	-	-	1,161	-
2.20%	403	370	1,012	4,606	-	-	3,725	-
2.25%	11,512	-	15,664	-	-	-	3,251	597
2.35%	-	-	-	161	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,051	-	-	-	-
2.50%	-	591	-	114	-	-	-	-
2.60%	-	129	-	1,178	-	-	10,968	-

	$1,221,000	$6,827	$1,577,203	$57,491	$327,433	$47,179	$540,488	$74,576

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1

0.95%	$7,122	$90,979	$460,054	$182,099	$139,653	$283,091	$575,320	$113,787
1.00%	832	18,854	135,316	39,393	37,556	127,257	209,512	53,920
1.05%	238	7,878	47,809	12,049	6,089	19,968	60,767	9,418
1.10%	925	52,458	335,132	209,927	97,656	156,713	200,906	30,702
1.15%	236	29,115	204,541	120,997	38,625	80,362	80,467	12,250
1.20%	5,609	70,080	345,044	163,102	95,532	218,372	548,953	74,337
1.25%	749	14,170	150,363	80,336	40,682	33,752	57,667	13,086
1.30%	629	8,675	49,255	9,292	11,951	59,967	55,724	13,123
1.35%	1,406	22,611	71,501	57,064	27,917	56,908	75,327	11,795
1.40%	274	26,002	150,115	69,213	35,781	39,956	82,029	13,037
1.45%	-	1,723	18,815	4,424	5,555	6,318	2,347	2,022
1.50%	-	10,102	43,689	26,929	23,532	11,347	29,100	8,963
1.55%	-	7,503	24,723	58,497	2,440	7,434	5,417	906
1.60%	-	12,938	90,315	30,924	17,638	13,913	12,073	1,393
1.65%	23	10,467	59,163	44,340	24,950	11,480	33,464	3,022
1.70%	-	34	8,974	3,256	5,075	1,744	1,668	289
1.75%	22	6,914	71,051	19,072	21,815	14,405	20,308	769
1.80%	-	1,428	37,084	10,523	8,990	4,583	9,560	1,610
1.85%	141	5,178	8,443	7,340	1,482	1,451	2,580	238
1.90%	-	1	3,935	1,768	5,868	403	49	69
1.95%	-	4,217	15,867	16,481	3,577	86	2,613	655
2.00%	-	-	1,967	-	1,730	592	228	9
2.05%	-	1,625	13,115	8,016	7,398	3,569	1,712	32
2.10%	-	3,287	18,290	21,612	11,141	953	6,578	-
2.15%	-	2,202	3,105	9,158	7,331	76	1,436	-
2.20%	-	633	11,825	12,780	18,605	3,672	3,207	585
2.25%	1,481	3,689	77,764	54,718	9,708	1,674	9,050	39
2.35%	-	257	6,256	1,601	297	-	714	-
2.40%	-	-	-	1,289	-	-	-	-
2.45%	-	-	1,666	2,547	1,011	-	40	-
2.50%	-	642	2,738	1,777	3,317	-	-	-
2.60%	-	2,805	1,902	2,217	3,977	-	929	-

	$19,687	$416,467	$2,469,817	$1,282,741	$716,879	$1,160,046	$2,089,745	$366,056

	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2

0.95%	$15,014	$-	$61,520	$-	$25,125	$4,317	$274,742	$-
1.00%	2,707	-	26,105	-	12,325	36	130,243	-
1.05%	2,489	-	3,080	-	2,758	577	20,424	-
1.10%	6,220	-	38,366	-	13,874	1,567	133,974	-
1.15%	5,949	-	31,156	-	12,105	1,158	56,294	-
1.20%	17,764	-	49,853	-	15,103	2,397	167,966	44,059
1.25%	1,045	1,240	10,710	-	4,387	3,452	37,234	-
1.30%	7,163	-	6,881	-	3,698	156	13,365	17,095
1.35%	1,975	-	12,327	-	2,560	224	27,671	13,359
1.40%	1,420	-	7,602	-	5,089	4,402	30,957	7,438
1.45%	118	-	1,162	-	52	-	5,521	-
1.50%	194	1,001	4,230	1,288	1,245	6,749	12,664	714
1.55%	435	-	1,274	-	745	-	5,463	-
1.60%	1,060	8	9,524	356	7,574	1,496	7,899	46
1.65%	385	1,205	7,258	673	594	5,610	17,716	2,105
1.70%	57	-	706	-	171	-	1,811	-
1.75%	565	33	5,651	-	2,141	1,668	2,934	258
1.80%	1,180	-	2,850	-	2,148	935	3,357	57
1.85%	612	-	111	-	1,019	-	793	-
1.90%	-	-	252	-	147	1,132	925	-
1.95%	10	255	1,737	2,303	1,572	7,050	919	-
2.00%	31	-	418	-	193	-	298	-
2.05%	110	405	1,867	-	13	1,153	2,731	469
2.10%	-	278	832	481	205	2,733	-	819
2.15%	-	-	12	-	19	291	77	-
2.20%	358	293	1,731	2,823	29	4,737	4,816	-
2.25%	-	-	4,242	-	1	1,304	4,055	-
2.35%	-	21	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	119	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	8	1,115	107	-	3,749	-	-

	$66,861	$4,747	$292,691	$8,031	$114,892	$56,893	$964,849	$86,419

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.95%	$179,728	$73,206	$-	$361,450	$-	$343,770	$-	$153,880
1.00%	42,188	26,105	-	109,498	-	136,968	-	66,184
1.05%	8,009	4,494	-	16,333	-	21,876	-	13,156
1.10%	117,397	37,827	-	156,366	-	123,050	-	43,980
1.15%	68,826	15,963	-	69,030	-	55,004	-	26,615
1.20%	177,906	65,475	-	216,863	-	198,286	-	112,209
1.25%	23,171	9,940	-	35,814	-	33,874	-	13,048
1.30%	18,669	9,357	-	26,284	-	33,808	-	24,600
1.35%	39,751	15,295	-	46,753	-	34,613	-	25,696
1.40%	51,850	10,027	-	44,347	-	51,539	-	17,575
1.45%	1,843	685	-	5,765	-	3,261	-	1,148
1.50%	11,593	1,792	866	11,219	2,591	12,019	5,514	10,063
1.55%	7,362	1,732	-	6,333	-	4,790	-	4,056
1.60%	8,771	3,561	419	24,365	921	10,964	4,380	4,450
1.65%	14,349	3,335	385	12,903	3,012	9,551	1,837	16,521
1.70%	2,030	392	-	3,507	-	897	-	1,890
1.75%	4,007	4,749	473	13,165	1,055	5,036	1,345	6,237
1.80%	6,494	4,281	47	7,838	51	7,489	2,501	3,019
1.85%	875	167	-	2,492	-	1,017	-	1,816
1.90%	691	49	227	554	464	537	1,150	437
1.95%	88	-	1,735	802	905	41	3,102	5,024
2.00%	-	-	33	350	141	177	455	15
2.05%	2,514	1,481	663	1,446	801	1,117	2,307	11,484
2.10%	-	-	423	70	1,984	-	2,498	4,821
2.15%	7	59	-	86	-	-	835	4
2.20%	960	1,368	564	2,613	1,574	272	2,143	3,345
2.25%	822	-	-	-	-	-	-	-
2.35%	-	-	-	-	141	-	-	-
2.40%	-	-	-	16	-	-	-	-
2.45%	-	-	33	-	35	-	984	677
2.50%	-	-	-	-	-	-	592	-
2.60%	-	-	44	-	766	-	780	1,536

	$789,901	$291,340	$5,912	$1,176,262	$14,441	$1,089,956	$30,423	$573,486

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NCPG2	NCPGI2

0.95%	$34,544	$1,335,065	$-	$6,890	$75,636	$333,186	$2,535	$-
1.00%	9,441	602,725	-	1,691	49,869	97,921	-	46
1.05%	2,262	117,524	-	951	10,300	12,603	-	-
1.10%	5,065	461,969	-	5,207	33,658	109,844	945	-
1.15%	4,019	236,904	-	5,138	38,311	60,039	26	-
1.20%	18,488	777,703	-	5,155	67,129	172,803	13	2,711
1.25%	3,170	148,435	-	2,680	11,580	22,699	103	-
1.30%	2,377	112,657	-	2,054	8,861	22,030	248	-
1.35%	3,255	167,508	-	1,046	18,958	43,532	231	-
1.40%	4,866	184,878	-	1,960	12,679	29,358	-	-
1.45%	-	26,771	-	92	1,267	5,490	-	-
1.50%	269	40,992	37,636	25	3,767	15,451	-	-
1.55%	105	24,838	-	54	1,191	5,162	-	-
1.60%	60	49,561	5,336	32	3,650	20,298	-	-
1.65%	2,752	49,514	28,772	658	9,501	14,887	-	-
1.70%	-	10,112	-	137	800	1,186	-	-
1.75%	-	22,809	13,075	79	2,823	6,939	-	-
1.80%	-	21,896	6,740	-	1,160	7,074	-	-
1.85%	-	3,640	-	-	845	1,766	-	-
1.90%	-	3,051	1,815	-	-	866	-	-
1.95%	-	1,378	22,655	-	846	4,805	-	-
2.00%	-	1,143	2,329	-	50	556	-	-
2.05%	-	5,403	9,007	-	819	2,410	-	-
2.10%	-	-	10,846	-	70	6,329	-	-
2.15%	-	15	187	-	-	16	-	-
2.20%	-	4,845	14,921	-	139	4,540	-	-
2.25%	6,373	60,156	-	-	2,483	140	-	-
2.35%	-	-	3,930	-	-	1,561	-	-
2.40%	-	18	-	-	-	21	-	-
2.45%	-	-	1,317	-	-	138	-	-
2.50%	-	-	254	-	-	-	-	-
2.60%	-	-	1,697	-	-	932	-	-

	$97,046	$4,471,510	$160,517	$33,849	$356,392	$1,004,582	$4,101	$2,757

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	IDPG2	IDPGI2	NVSIX2	GVEX2	ALVGIB	ALVPGB	ALVSVB	ACVIG

0.95%	$432	$399	$3,810	$12,288	$-	$-	$14,858	$206,985
1.00%	790	-	1,346	4,558	-	-	4,818	71,854
1.05%	-	269	-	894	-	-	276	15,525
1.10%	370	168	1,176	1,902	-	-	5,041	95,101
1.15%	539	-	415	4,037	-	-	3,478	39,249
1.20%	112	-	3,105	12,051	-	-	15,685	129,147
1.25%	-	-	266	309	188	-	1,212	19,833
1.30%	-	-	-	1,523	-	-	1,691	26,004
1.35%	-	-	32	625	-	-	4,442	24,404
1.40%	-	-	261	1,681	-	-	3,261	25,953
1.45%	-	-	148	-	-	-	7	2,942
1.50%	-	-	-	87	3,014	1,559	6,806	8,978
1.55%	-	-	47	968	-	-	382	10,557
1.60%	-	-	4,267	4,036	394	1,106	1,134	8,568
1.65%	-	-	50	414	4,869	6,931	6,119	13,821
1.70%	-	-	-	-	-	-	72	1,267
1.75%	-	-	-	-	564	590	2,177	4,705
1.80%	-	-	-	-	765	321	1,029	7,820
1.85%	-	-	-	-	-	-	127	4,613
1.90%	-	-	-	-	-	-	1,373	-
1.95%	-	-	-	-	4,191	4,952	9,719	8,046
2.00%	-	-	-	-	-	-	35	165
2.05%	-	-	-	-	3,449	1,156	2,105	2,398
2.10%	-	-	-	-	1,662	545	1,581	828
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	1,745	933	5,630	295
2.25%	-	-	-	-	-	-	13,566	-
2.35%	-	-	-	-	-	-	408	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	320	-	60	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	597	137	713	-

	$2,243	$836	$14,923	$45,373	$21,758	$18,230	$107,805	$729,058

	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV

0.95%	$-	$138,627	$2,034	$73	$51,815	$-	$-	$2,303
1.00%	-	28,767	98	-	17,687	-	-	1
1.05%	-	5,823	-	-	961	-	-	-
1.10%	-	30,890	10,735	-	20,402	-	-	13,624
1.15%	-	38,023	5,685	-	9,355	-	-	6,449
1.20%	-	90,074	572	-	47,101	-	-	485
1.25%	-	16,188	121	-	2,481	3,808	-	478
1.30%	-	9,988	260	-	4,362	-	-	768
1.35%	-	24,294	-	-	4,857	-	-	-
1.40%	-	14,345	3	-	6,751	-	-	-
1.45%	-	975	-	-	193	-	-	-
1.50%	2,174	5,437	-	-	1,169	-	-	-
1.55%	-	9,339	-	-	2,827	-	-	-
1.60%	418	6,871	-	99	2,426	-	-	-
1.65%	1,830	3,440	-	-	1,165	-	-	-
1.70%	-	48	-	-	83	-	-	-
1.75%	1,294	2,843	189	1,438	141	-	336	-
1.80%	583	4,786	-	-	266	-	-	-
1.85%	-	2,193	-	-	347	-	-	-
1.90%	250	-	-	-	-	-	-	-
1.95%	1,071	1,109	-	-	783	-	-	-
2.00%	33	-	-	-	-	-	-	-
2.05%	1,215	-	-	-	21	-	-	-
2.10%	2,382	667	-	-	70	-	-	-
2.15%	-	2,096	-	-	-	-	-	-
2.20%	634	1,958	-	-	733	-	-	-
2.25%	-	15,073	-	-	-	4,223	-	-
2.35%	1,336	169	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	64	247	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	495	307	-	-	-	-	-	-

	$13,779	$454,577	$19,697	$1,610	$175,996	$8,031	$336	$24,108

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	DVMCSS	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S	FHIBS

0.95%	$447	$76,685	$203,410	$-	$38	$21	$-	$-
1.00%	260	27,112	85,522	-	-	-	-	-
1.05%	-	3,087	22,889	-	-	-	-	-
1.10%	-	39,240	79,456	-	76	8	-	-
1.15%	-	21,542	43,268	-	-	12	-	-
1.20%	439	59,691	139,003	-	-	-	-	-
1.25%	-	13,126	16,664	-	28	-	-	-
1.30%	201	7,359	20,405	-	-	-	-	-
1.35%	317	30,850	24,180	-	-	-	-	-
1.40%	539	13,467	26,305	-	-	38	-	-
1.45%	-	3,789	2,216	-	-	-	-	-
1.50%	-	1,076	6,525	2,283	-	-	569	5,283
1.55%	66	1,521	4,580	-	188	-	-	-
1.60%	-	4,477	6,164	497	-	-	1,036	1,415
1.65%	12	2,143	6,242	3,636	-	-	-	3,391
1.70%	5	705	1,784	-	-	-	-	-
1.75%	-	1,627	3,013	789	-	-	-	1,978
1.80%	14	422	2,308	43	-	-	76	575
1.85%	-	1,146	523	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	13	547	844	2,249	-	-	421	4,338
2.00%	-	-	277	-	-	-	-	388
2.05%	-	1,561	565	3,121	-	-	265	7,945
2.10%	-	70	70	4,059	-	-	61	7,929
2.15%	-	-	-	-	-	-	156	-
2.20%	-	785	162	831	-	-	1,939	797
2.25%	-	3	2,686	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	383
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,593	-	-	-	723
2.50%	-	-	-	176	-	-	-	-
2.60%	-	-	-	1,733	-	-	149	894

	$2,313	$312,031	$699,061	$21,010	$330	$79	$4,672	$36,039

	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S

0.95%	$252,433	$-	$-	$12,838	$46,272	$683,145	$-	$34,242
1.00%	69,007	-	-	1,231	23,267	325,952	-	11,308
1.05%	16,998	-	-	-	3,867	71,164	-	192
1.10%	120,539	-	-	96,126	25,378	311,159	-	9,519
1.15%	65,501	-	-	40,031	10,103	139,445	-	8,916
1.20%	185,973	-	-	3,604	47,465	448,778	-	21,189
1.25%	31,521	-	-	1,766	6,099	71,499	-	103
1.30%	42,112	-	-	2,547	4,248	80,915	-	15,673
1.35%	44,785	-	-	9	12,075	108,056	-	1,499
1.40%	51,565	-	-	-	8,542	103,012	-	3,300
1.45%	5,635	-	-	-	529	9,096	-	-
1.50%	7,851	9,335	1,481	-	1,497	23,438	19,268	1,071
1.55%	13,486	-	-	-	1,520	16,956	-	13
1.60%	27,266	2,653	324	-	1,554	37,028	4,013	324
1.65%	17,521	8,691	718	-	1,851	32,409	13,298	4,030
1.70%	4,413	-	-	-	15	4,293	-	37
1.75%	27,623	3,220	1,868	-	3,426	19,798	4,496	1,876
1.80%	8,274	629	14	-	2,185	13,115	5,635	111
1.85%	2,793	-	-	-	561	3,828	-	-
1.90%	-	1,698	-	-	104	721	5,086	-
1.95%	2,103	10,350	1,561	-	518	48	9,953	37
2.00%	533	490	71	-	200	431	123	-
2.05%	1,278	11,226	1,349	-	109	2,198	5,992	-
2.10%	204	4,869	96	-	-	-	6,494	-
2.15%	87	5,088	-	-	-	11	-	-
2.20%	189	2,787	1,180	-	-	1,208	6,831	-
2.25%	1,422	-	-	-	-	17,293	-	-
2.35%	-	369	-	-	-	-	330	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	126	-	-	-	-	1,107	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	1,784	862	-	-	-	6,498	-

	$1,001,112	$63,315	$9,524	$158,152	$201,385	$2,524,996	$89,124	$113,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2

0.95%	$-	$37,458	$-	$16,814	$-	$314	$568,001	$-
1.00%	-	18,271	-	20,007	-	-	306,302	-
1.05%	-	5,340	-	1,966	-	-	60,329	-
1.10%	-	17,906	-	14,722	-	9,632	219,980	-
1.15%	-	10,915	-	9,627	-	2,008	94,124	-
1.20%	-	27,837	-	12,379	-	11	360,226	-
1.25%	243	770	661	2,557	2,819	16	60,288	-
1.30%	-	3,874	-	5,070	-	86	69,717	-
1.35%	-	4,771	-	2,435	-	-	56,676	-
1.40%	-	5,964	-	933	-	-	50,613	-
1.45%	-	468	-	-	-	-	6,667	-
1.50%	-	2,402	-	-	-	-	26,797	9,685
1.55%	-	1,611	-	-	-	-	10,968	-
1.60%	-	-	-	-	-	-	11,755	2,116
1.65%	-	353	-	-	-	-	21,187	6,943
1.70%	-	-	-	-	-	-	3,683	-
1.75%	-	-	-	-	-	-	8,958	4,592
1.80%	-	-	-	15	-	-	5,610	289
1.85%	-	706	-	-	-	-	3,880	-
1.90%	-	-	-	-	-	-	601	1,411
1.95%	-	-	-	-	-	-	3,976	2,745
2.00%	-	-	-	-	-	-	165	818
2.05%	-	-	-	127	-	-	3,352	4,782
2.10%	-	-	-	-	-	-	406	4,713
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	512	6,430
2.25%	932	-	2,013	-	2,194	-	3,878	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	1,320
2.50%	-	-	-	-	-	-	-	192
2.60%	-	-	-	-	-	-	-	1,836

	$1,175	$138,646	$2,674	$86,652	$5,013	$12,067	$1,958,651	$47,872

	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR

0.95%	$123,224	$107,794	$142,987	$119,937	$-	$51,746	$-	$76,531
1.00%	64,302	27,354	38,883	36,720	-	33,468	-	22,223
1.05%	18,524	6,647	10,265	5,050	-	8,382	-	5,821
1.10%	43,163	24,958	35,586	47,175	-	11,144	-	35,256
1.15%	21,971	15,509	27,359	19,792	-	5,065	-	15,758
1.20%	65,847	240,411	106,481	84,669	-	29,642	-	60,014
1.25%	9,152	6,641	14,853	4,411	6,384	4,769	-	10,183
1.30%	15,460	21,567	24,248	14,542	-	3,993	-	8,058
1.35%	16,604	20,960	13,365	16,004	-	2,427	-	9,843
1.40%	11,094	8,485	16,606	17,739	-	1,877	-	20,006
1.45%	878	2,595	621	1,125	-	978	-	1,407
1.50%	4,057	2,014	3,013	2,796	11,692	2,233	5,459	1,616
1.55%	2,433	295	3,906	1,241	-	359	-	2,273
1.60%	3,610	2,279	4,433	5,581	4,141	160	5,047	1,722
1.65%	4,478	2,249	2,023	10,056	17,646	1,485	9,367	3,239
1.70%	84	667	1,210	-	-	23	-	125
1.75%	4,280	577	8,894	513	4,882	253	1,800	2,294
1.80%	872	1,177	3,578	1,228	1,382	223	461	2,154
1.85%	217	205	276	277	-	-	-	707
1.90%	-	-	-	120	1,572	-	484	-
1.95%	11	-	-	521	9,891	-	8,721	26
2.00%	-	14	-	148	4,403	-	1,435	71
2.05%	-	-	-	-	9,021	406	1,808	436
2.10%	-	-	-	-	15,317	-	3,753	-
2.15%	-	-	-	-	-	-	-	-
2.20%	1,094	331	68	417	3,208	827	4,387	592
2.25%	-	-	20,265	-	19,294	-	-	-
2.35%	-	-	-	-	648	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	2,358	-	775	-
2.50%	-	-	-	-	1,408	-	-	-
2.60%	-	-	-	-	1,472	-	773	-

	$411,355	$492,729	$478,920	$390,062	$114,719	$159,460	$44,270	$280,355

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2	FTVFA2

0.95%	$37,279	$126,561	$-	$42,647	$9,774	$18,467	$94,891	$19,560
1.00%	12,515	75,677	-	12,284	3,826	7,239	28,507	5,784
1.05%	3,380	13,502	-	1,969	450	834	4,642	1,766
1.10%	18,477	81,349	-	16,614	3,174	4,320	24,995	3,360
1.15%	9,059	27,101	-	11,022	2,343	4,010	16,389	4,233
1.20%	26,730	193,481	-	36,189	7,890	10,558	62,893	22,940
1.25%	4,198	16,465	7,391	8,411	2,306	2,823	5,533	2,258
1.30%	4,300	55,866	-	2,981	1,083	10,435	12,756	4,270
1.35%	4,583	47,623	-	5,873	1,716	1,468	12,369	3,323
1.40%	8,053	40,433	-	3,996	1,815	5,169	9,689	3,375
1.45%	898	3,061	-	684	613	9	407	696
1.50%	173	5,896	-	677	207	539	1,217	-
1.55%	625	1,517	-	797	464	58	1,364	18
1.60%	6,352	9,012	-	2,097	2,631	1,904	2,256	7,915
1.65%	1,728	23,187	-	3,321	456	152	6,640	-
1.70%	505	901	-	264	-	-	317	-
1.75%	1,135	6,107	-	769	859	201	4,098	-
1.80%	315	7,299	-	592	18	-	1,778	126
1.85%	1,379	1,758	-	228	86	83	1,007	278
1.90%	-	-	-	-	51	-	-	-
1.95%	2,281	872	-	-	17	333	949	624
2.00%	-	-	-	-	129	-	-	-
2.05%	510	55	-	-	191	-	-	33
2.10%	274	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	32	389	-	1	-	-	280	-
2.25%	524	7,289	3,563	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$145,305	$745,401	$10,954	$151,416	$40,099	$68,602	$292,977	$80,559

	AMTB	AMGP	AMCG	AMTP	AMFAS	AMSRS	OVIGS	OVGR

0.95%	$47,360	$-	$20	$-	$3,831	$33,872	$381	$3,260
1.00%	18,710	-	-	-	1,151	14,066	46	343
1.05%	4,888	-	-	-	561	5,876	-	-
1.10%	39,308	-	-	-	1,554	11,365	161	19,543
1.15%	19,408	-	-	-	1,188	3,428	129	12,592
1.20%	82,599	-	96	-	1,571	36,972	48	559
1.25%	7,016	-	3	-	732	1,510	46	519
1.30%	4,219	-	-	-	480	840	107	260
1.35%	10,369	-	-	-	1,396	149	-	151
1.40%	6,286	-	-	-	1,426	951	43	-
1.45%	415	-	-	-	-	27	-	-
1.50%	2,779	-	-	-	1,197	188	135	-
1.55%	444	-	-	-	-	1,783	-	-
1.60%	984	670	1,093	408	1,261	1,143	-	-
1.65%	3,876	-	-	-	1,079	282	1,192	-
1.70%	41	-	-	-	-	676	-	-
1.75%	1,567	3,365	3,507	372	692	773	-	-
1.80%	1,415	-	-	-	188	42	-	-
1.85%	80	-	-	-	-	304	-	-
1.90%	4	-	-	-	1,973	1	-	-
1.95%	1,986	-	-	-	623	708	-	-
2.00%	191	-	-	-	325	-	-	-
2.05%	288	-	-	-	243	-	-	-
2.10%	2,520	-	-	-	46	70	-	-
2.15%	-	-	-	-	730	-	-	-
2.20%	724	-	-	-	179	8	-	-
2.25%	4,964	-	-	-	-	771	-	5
2.35%	67	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	49	-	-	-

	$262,508	$4,035	$4,719	$780	$22,475	$115,805	$2,288	$37,232

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB

0.95%	$286,800	$-	$298,113	$-	$38,421	$-	$178,582	$20,042
1.00%	73,753	-	171,698	-	12,829	-	83,230	2,714
1.05%	14,057	-	24,137	-	1,603	-	17,038	1,142
1.10%	147,922	-	125,448	-	10,991	-	92,851	2,748
1.15%	63,247	-	64,437	-	5,339	-	43,315	736
1.20%	242,743	-	197,196	-	23,859	-	113,461	11,974
1.25%	38,049	-	37,944	-	2,060	2,157	31,895	714
1.30%	32,231	-	31,404	-	2,747	-	12,525	2,420
1.35%	59,738	-	47,908	-	6,490	-	26,725	9,435
1.40%	63,802	-	40,499	-	3,676	-	21,535	2,336
1.45%	4,053	-	8,282	-	330	-	3,113	134
1.50%	14,889	4,394	11,904	9,590	563	-	4,336	683
1.55%	9,917	-	7,762	-	3,047	-	1,404	135
1.60%	26,700	732	6,483	2,284	573	-	3,170	-
1.65%	20,865	2,482	15,834	14,572	6,775	-	10,191	163
1.70%	1,719	-	1,549	-	423	-	822	-
1.75%	14,850	3,242	10,376	5,989	2,018	-	1,629	81
1.80%	11,852	2,003	7,020	970	60	-	3,183	-
1.85%	1,505	-	680	-	480	-	785	-
1.90%	4,092	-	1,096	1,294	-	-	1,431	-
1.95%	3,215	4,517	75	3,093	-	-	62	-
2.00%	3,694	-	288	58	-	-	-	-
2.05%	6,867	1,365	224	1,528	-	-	44	30
2.10%	2,576	2,447	-	2,971	-	-	-	-
2.15%	1,005	1,330	-	-	-	-	-	-
2.20%	5,191	1,900	1,359	1,140	-	-	1,086	987
2.25%	-	-	4,581	-	-	-	1	-
2.35%	-	1,191	-	577	-	-	-	-
2.40%	15	-	-	-	-	-	-	-
2.45%	84	10	-	-	-	-	-	-
2.50%	212	-	-	-	-	-	-	-
2.60%	1,411	104	-	711	-	-	-	-

	$1,157,054	$25,717	$1,116,297	$44,777	$122,284	$2,157	$652,414	$56,474

	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD

0.95%	$-	$21,913	$10,974	$87,694	$997	$1,258	$60,850	$477
1.00%	-	4,463	3,514	30,114	25	33	19,404	129
1.05%	-	1,191	1,360	10,934	-	-	3,712	-
1.10%	-	7,810	2,923	31,551	5,103	10,717	21,589	43
1.15%	-	3,112	1,557	20,161	3,428	4,516	18,066	46
1.20%	-	16,436	14,772	146,709	124	407	25,514	452
1.25%	226	974	755	7,777	57	-	2,791	-
1.30%	-	520	15,475	19,831	431	148	2,886	-
1.35%	-	3,041	3,082	16,020	-	-	4,586	61
1.40%	-	2,118	2,002	17,241	-	-	7,118	-
1.45%	-	735	88	264	-	-	54	-
1.50%	5,624	184	83	4,906	-	-	910	-
1.55%	-	320	250	2,230	-	-	2,320	168
1.60%	2,872	256	-	9,459	-	-	1,954	-
1.65%	20,673	-	285	2,342	-	-	894	-
1.70%	-	-	-	41	-	-	182	-
1.75%	3,423	-	-	2,512	-	-	169	-
1.80%	353	-	-	4,533	-	-	-	-
1.85%	-	-	-	962	-	-	583	-
1.90%	104	-	-	52	-	-	-	-
1.95%	6,747	66	-	656	-	-	1,276	-
2.00%	107	-	-	-	-	-	-	-
2.05%	1,617	-	-	92	-	-	-	-
2.10%	6,344	-	-	-	-	-	140	-
2.15%	-	-	-	-	-	-	-	-
2.20%	1,973	-	-	1,952	-	-	8	-
2.25%	266	-	-	5,328	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	255	-	-	-	-	-	-	-
2.50%	835	-	-	-	-	-	-	-
2.60%	1,123	-	-	-	-	-	-	-

	$52,542	$63,139	$57,120	$423,361	$10,165	$17,079	$175,006	$1,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$-	$1,260	$-	$70	$61	$-	$641	$365
1.00%	-	600	-	-	-	-	-	-
1.05%	-	1,622	-	-	-	-	-	-
1.10%	-	1,138	-	82	27	-	1,007	3,148
1.15%	-	1,909	-	126	-	-	355	505
1.20%	-	2,508	-	-	-	-	-	25
1.25%	175	90	-	-	-	-	168	-
1.30%	-	-	-	132	-	-	117	-
1.35%	-	1,036	-	-	123	-	37	-
1.40%	-	13	-	2	-	-	1,120	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	5,878	23,068	-	-	1,599	-	-
1.55%	-	41	-	-	430	-	18	-
1.60%	-	256	4,684	-	-	335	-	-
1.65%	-	2,020	15,619	-	-	392	-	-
1.70%	-	-	-	-	-	-	680	-
1.75%	-	2,017	8,164	-	-	433	-	-
1.80%	-	943	2,260	-	-	30	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	112	1,143	-	-	852	-	-
1.95%	-	5,887	18,124	-	-	2,125	-	-
2.00%	-	1,107	1,769	-	-	-	-	-
2.05%	-	3,390	4,503	-	-	2,210	-	-
2.10%	-	1,566	7,412	-	-	1,762	-	-
2.15%	-	3,142	3,982	-	-	-	-	-
2.20%	-	3,968	5,910	-	-	370	-	-
2.25%	-	125	-	-	-	-	-	-
2.35%	-	299	446	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	101	-	-	-	1,201	-	-
2.50%	-	-	254	-	-	183	-	-
2.60%	-	426	2,992	-	-	-	-	-

	$175	$41,454	$100,330	$412	$641	$11,492	$4,143	$4,043

	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO

0.95%	$170	$2,466	$25	$778	$-	$-	$38	$416
1.00%	-	7,107	15	513	-	-	-	25
1.05%	-	478	-	-	-	-	-	-
1.10%	1,268	11,246	3,472	696	1,428	1,495	2,083	2,045
1.15%	1,710	1,250	3,164	26	1,266	251	470	731
1.20%	6	7,921	46	1,152	95	-	40	780
1.25%	5	1,780	41	33	-	-	76	-
1.30%	7	2,290	-	79	9	32	182	-
1.35%	-	347	-	961	-	-	-	-
1.40%	-	1,130	-	11	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	659	-	22	-	-	-	-
1.55%	-	622	-	-	-	-	-	-
1.60%	-	2,313	-	-	-	-	-	-
1.65%	-	222	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$3,166	$39,831	$6,763	$4,271	$2,798	$1,778	$2,889	$3,997

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM

0.95%	$141	$303	$1,032	$-	$-	$180,756	$18,164	$80,633
1.00%	-	18	31	-	-	73,279	7,135	30,561
1.05%	-	-	-	-	-	8,587	1,326	9,244
1.10%	2,376	4,973	11,476	2,195	279	45,281	6,032	26,686
1.15%	537	4,048	9,834	6	-	37,897	2,468	14,343
1.20%	-	15	619	-	-	76,161	14,234	57,262
1.25%	1	48	236	-	135	14,448	1,901	5,007
1.30%	93	234	104	-	-	12,771	572	17,324
1.35%	-	-	-	-	-	32,915	3,109	13,521
1.40%	-	-	-	-	-	17,404	1,417	4,218
1.45%	-	-	-	-	-	1,062	-	905
1.50%	-	-	-	-	-	2,222	744	6,207
1.55%	-	-	-	-	-	7,983	282	1,116
1.60%	-	-	-	-	-	5,015	695	1,127
1.65%	-	-	-	-	-	4,887	325	1,459
1.70%	-	-	-	-	-	779	15	87
1.75%	-	-	-	-	-	5,602	95	1,777
1.80%	-	-	-	-	-	949	23	1,249
1.85%	-	-	-	-	-	1,132	51	186
1.90%	-	-	-	-	-	253	112	-
1.95%	-	-	-	-	-	4,195	20	518
2.00%	-	-	-	-	-	183	-	-
2.05%	-	-	-	-	-	513	153	14
2.10%	-	-	-	-	-	1,591	-	68
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	504	212	1,166
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	71	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	355	-	-

	$3,148	$9,639	$23,332	$2,201	$414	$536,795	$59,085	$274,678

	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP

0.95%	$80,651	$481,306	$168,107	$213,820	$368,415	$55,610	$16,879	$16,490
1.00%	32,182	42,784	3,980	8,639	15,464	2,664	834	507
1.05%	7,259	9,663	937	1,978	1,879	95	24	-
1.10%	20,917	560,078	182,271	263,993	463,077	60,577	30,631	15,195
1.15%	12,315	276,350	104,315	107,962	209,018	32,097	13,724	5,723
1.20%	50,245	128,526	7,001	7,043	14,031	1,867	1,546	723
1.25%	5,958	38,956	9,464	16,379	22,631	3,483	2,000	999
1.30%	8,089	22,144	1,905	2,097	3,961	645	632	23
1.35%	11,819	43,870	6,939	6,399	16,520	4,454	702	15
1.40%	13,778	86,815	32,499	34,616	50,152	5,064	1,595	2,225
1.45%	278	29,128	9,417	8,762	21,444	3,311	1,364	162
1.50%	2,239	17,810	1,897	15,426	16,424	1,174	108	2,494
1.55%	1,510	51,050	14,389	14,039	32,833	6,316	3,820	1,756
1.60%	2,137	29,455	11,359	16,223	20,508	4,382	1,852	75
1.65%	1,651	17,616	4,088	8,028	8,436	628	180	111
1.70%	39	2,433	518	1,714	734	347	31	337
1.75%	1,060	3,301	1,281	2,052	716	-	-	-
1.80%	2,820	4,922	1,732	2,565	4,335	760	1,151	-
1.85%	690	4,482	3,154	611	4,658	123	366	-
1.90%	-	36	14	128	134	-	-	-
1.95%	114	4,758	548	1,132	895	-	-	-
2.00%	-	1,711	1,792	1,809	2,569	-	-	-
2.05%	82	104	1	4	-	3	100	-
2.10%	-	104	54	61	96	-	375	-
2.15%	-	-	108	512	-	-	-	-
2.20%	217	796	-	-	-	-	-	-
2.25%	101	2,386	166	2,205	1,523	46	1	11
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	183	-	-	-	-	-	-	-

	$256,334	$1,860,584	$567,936	$738,197	$1,280,453	$183,646	$77,915	$46,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG

0.95%	$36,264	$356,784	$287,153	$87,406	$40,920	$13,651	$14,346	$50,170
1.00%	517	12,641	24,246	2,049	394	554	121	1,337
1.05%	192	678	2,173	565	53	-	172	569
1.10%	50,139	430,667	345,256	112,396	44,488	23,784	20,016	65,139
1.15%	17,547	201,424	137,772	41,730	22,115	6,541	7,536	26,954
1.20%	3,124	16,285	25,403	5,576	2,591	19	1,745	7,416
1.25%	3,048	18,772	19,034	3,468	1,837	252	733	2,875
1.30%	274	4,894	2,020	1	-	297	274	929
1.35%	1,452	18,336	8,207	2,759	1,913	1,243	1,428	2,391
1.40%	8,248	52,626	33,228	13,416	4,053	7,285	1,518	8,532
1.45%	2,342	25,218	12,893	4,487	983	2,449	434	2,852
1.50%	2,477	17,656	11,447	4,042	3,403	212	93	3,309
1.55%	6,256	31,156	29,456	9,664	4,893	4,903	728	5,414
1.60%	2,312	22,493	23,823	4,769	1,465	429	1,019	3,127
1.65%	758	13,457	3,079	1,685	811	-	15	1,387
1.70%	430	1,970	1,742	594	266	-	89	778
1.75%	-	2,078	87	-	24	-	-	36
1.80%	1,096	3,999	2,053	781	573	-	-	713
1.85%	300	3,956	3,459	1,502	49	-	721	1,243
1.90%	5	136	11	22	-	-	-	4
1.95%	105	414	6,538	772	113	597	52	66
2.00%	222	860	2,484	1,405	105	8	-	328
2.05%	-	-	4	1	1	-	-	1
2.10%	47	52	548	-	-	-	-	-
2.15%	-	154	-	-	-	-	-	-
2.20%	-	-	58	-	-	-	-	-
2.25%	650	1,973	1,351	4,307	-	-	-	974
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$137,805	$1,238,679	$983,525	$303,397	$131,050	$62,224	$51,040	$186,544

	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG

0.95%	$68,919	$24,450	$249,746	$159,481	$16,373	$121,909	$-	$20,871
1.00%	2,834	1,189	5,226	2,144	1,383	965	-	10,000
1.05%	2,022	23	1,144	579	33	540	-	2,893
1.10%	46,645	31,357	326,510	195,490	30,274	196,055	-	6,691
1.15%	27,115	11,243	118,290	82,539	10,474	104,598	-	3,409
1.20%	1,116	2,056	14,211	9,557	1,046	5,641	366	24,141
1.25%	2,749	1,188	8,590	7,904	1,763	7,232	-	3,291
1.30%	247	288	2,974	751	215	196	-	1,078
1.35%	1,504	4,161	16,053	9,596	2,633	6,637	-	5,203
1.40%	4,064	2,068	40,986	23,564	3,596	28,468	-	2,786
1.45%	2,812	107	8,772	4,697	1,356	10,555	-	98
1.50%	1,117	188	6,113	5,310	350	11,264	-	270
1.55%	2,368	3,459	30,114	14,882	2,316	12,081	-	622
1.60%	1,828	883	18,497	7,369	1,484	13,036	499	2,043
1.65%	641	753	4,101	2,799	564	6,016	-	6,956
1.70%	45	-	264	420	178	1,255	-	164
1.75%	24	-	612	55	-	583	2,824	4
1.80%	5,482	235	4,461	3,484	52	2,197	-	273
1.85%	-	49	4,153	3,986	183	2,344	-	93
1.90%	32	-	-	11	-	30	-	123
1.95%	188	103	380	368	-	924	-	29
2.00%	120	-	1,088	606	-	784	-	-
2.05%	-	-	1	1	1	1	-	149
2.10%	-	-	107	52	-	75	-	-
2.15%	-	-	102	-	-	112	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	1,467	259	188	1,130	77	1,229	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$173,339	$84,059	$862,683	$536,775	$74,351	$534,727	$3,689	$91,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS3	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3

0.95%	$80,177	$6,075	$9,238	$46,727	$27,537	$20,481	$-	$18,449
1.00%	20,108	2,067	3,793	14,241	7,996	5,921	-	8,275
1.05%	3,966	236	457	2,466	1,953	1,177	-	1,668
1.10%	35,931	1,656	2,430	12,516	9,656	9,632	-	6,333
1.15%	18,392	1,414	1,730	8,476	3,866	8,697	-	3,626
1.20%	67,689	4,374	5,200	31,877	20,150	16,004	-	15,332
1.25%	10,358	1,168	1,301	3,221	5,811	2,420	-	1,322
1.30%	9,829	585	5,219	6,971	6,626	2,124	-	2,389
1.35%	12,600	895	858	6,041	8,449	5,498	-	3,384
1.40%	15,147	866	2,628	5,122	4,735	3,053	-	1,611
1.45%	998	303	9	244	364	425	-	246
1.50%	4,960	74	262	772	368	718	313	406
1.55%	1,589	222	30	1,537	529	773	-	550
1.60%	8,158	2,170	957	1,368	627	1,025	52	878
1.65%	5,393	229	45	3,591	1,987	377	244	255
1.70%	638	-	-	325	30	30	-	18
1.75%	3,997	412	116	2,024	123	938	280	683
1.80%	1,915	9	-	921	458	143	23	264
1.85%	523	41	41	1,087	49	148	-	106
1.90%	1,485	25	-	-	-	-	37	-
1.95%	1,720	8	164	1,839	-	241	291	25
2.00%	749	62	-	-	-	102	-	-
2.05%	3,063	93	-	-	1	123	276	248
2.10%	921	-	-	138	-	-	150	-
2.15%	481	-	-	-	-	-	-	-
2.20%	2,348	-	-	118	13	-	368	183
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	341	-	-	-	-	-	91	-
2.50%	109	-	-	-	-	-	-	-
2.60%	742	-	-	-	-	-	65	-

	$314,327	$22,984	$34,478	$151,622	$101,328	$80,050	$2,190	$66,251

	NVMIG3	GVDIV3	GVDIV6

0.95%	$54,581	$7,531	$-
1.00%	25,615	2,004	-
1.05%	4,561	590	-
1.10%	13,728	3,031	-
1.15%	5,767	2,830	-
1.20%	34,800	8,487	-
1.25%	6,016	491	626
1.30%	6,202	3,647	-
1.35%	5,611	902	-
1.40%	6,210	705	-
1.45%	981	55	-
1.50%	4,953	136	460
1.55%	464	206	-
1.60%	1,225	997	12
1.65%	1,389	189	596
1.70%	130	26	-
1.75%	423	327	55
1.80%	734	561	-
1.85%	139	286	-
1.90%	31	-	-
1.95%	296	5	83
2.00%	4	15	-
2.05%	15	61	185
2.10%	-	-	123
2.15%	20	-	-
2.20%	265	168	143
2.25%	18	-	-
2.35%	-	-	10
2.40%	-	-	-
2.45%	-	-	-
2.50%	-	-	-
2.60%	-	-	4

	$174,178	$33,250	$2,297

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $23,919,648 and $29,240,877, respectively, and total transfers from the Account to the fixed account were $69,196,597 and $100,476,292, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,231,775 and $5,243,303 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$5,801,454,801	$ -	$ -	$5,801,454,801

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$199,425	$10,493
Variable Insurance Funds - Equity Income VIF (BBGI)	24,691	27,923
Global Allocation V.I. Fund - Class III (MLVGA3)	7,243,302	7,593,312
VIP Small Cap Value Series: Service Class (DWVSVS)	1,809,323	249,843
Stock Index Fund, Inc. - Initial Shares (DSIF)	13,605,712	42,551,541
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	4,366,073	5,259,566
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)	21,834	19,618
Floating-Rate Income Fund (ETVFR)	8,676,656	417,835
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	77,620	50,445
VA International Equity Fund (HVIE)	17,842	52,178
VA Situs Fund (HVSIT)	312,614	870,429
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	102,331	66,127
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	444,687	657,560
Mid Cap Value Portfolio: Class 1 (JPMMV1)	3,410,594	3,807,944
Balanced Portfolio: Service Shares (JABS)	4,430	7,535
Forty Portfolio: Service Shares (JACAS)	28,819,691	13,988,466
Global Technology Portfolio: Service Shares (JAGTS)	3,823,440	7,473,456
Overseas Portfolio: Service Shares (JAIGS)	11,254,842	13,730,735
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	1,627,053	319,873
Investors Growth Stock Series - Service Class (MIGSC)	12,433	30,866
Mid Cap Growth Series - Service Class (MMCGSC)	161,697	262,383
New Discovery Series - Service Class (MNDSC)	1,743,954	2,755,383
Value Series - Service Class (MVFSC)	3,166,540	7,160,511
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	5,144,012	2,845,054
Core Plus Fixed Income Portfolio - Class I (MSVFI)	5,090,403	2,906,964
Core Plus Fixed Income Portfolio - Class II (MSVF2)	68,441	40,809
Emerging Markets Debt Portfolio - Class I (MSEM)	488,350	1,292,395
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	6,296	2,365
U.S. Real Estate Portfolio - Class I (MSVRE)	61,477	147,970
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	89,586	238
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	99,590	9,979
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	20,138,738	22,166,911
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	340,162	538,687
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	5,043,164	5,056,330
American Funds NVIT Bond Fund - Class II (GVABD2)	844,570	2,592,910
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,148,894	4,527,064
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,895,989	10,496,491
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	2,939,640	2,374,563
Federated NVIT High Income Bond Fund - Class I (HIBF)	32,285,335	12,283,277
NVIT Emerging Markets Fund - Class I (GEM)	23,243,576	3,512,860
NVIT Emerging Markets Fund - Class II (GEM2)	440,538	83,978
NVIT International Equity Fund - Class I (GIG)	20,866,430	3,161,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	$3,546	$6,975
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	13,209,779	12,568,235
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	489,916	2,406,233
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	593,667	232,952
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	1,697,168	2,344,074
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,346,819	1,537,645
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	4,351,855	3,608,982
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,821,997	4,625,506
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	2,290,628	1,319,451
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,083,597	1,705,346
NVIT Core Bond Fund - Class I (NVCBD1)	3,113,251	2,349,948
NVIT Core Bond Fund - Class II (NVCBD2)	15,905	93,173
NVIT Core Plus Bond Fund - Class II (NVLCP2)	1,790,688	1,852,114
NVIT Nationwide Fund - Class I (TRF)	2,159,574	13,688,250
NVIT Nationwide Fund - Class II (TRF2)	29,788	227,413
NVIT Government Bond Fund - Class I (GBF)	11,675,165	30,855,941
NVIT Government Bond Fund - Class II (GBF2)	175,412	797,973
American Century NVIT Growth Fund - Class I (CAF)	3,414,350	4,959,154
NVIT International Index Fund - Class VIII (GVIX8)	1,057,518	704,568
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,684,362	10,101,123
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,714,606	1,183,139
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	712,397	438,920
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,395,785	7,889,677
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,021,089	29,512,395
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,795,461	15,501,336
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,969,991	8,616,887
NVIT Mid Cap Index Fund - Class I (MCIF)	7,929,407	15,654,325
NVIT Money Market Fund - Class I (SAM)	86,334,891	77,598,938
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	53,625,012	4,869,525
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	9,532,053	1,283,660
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	484,777	37,392
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,333,759	8,329,406
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	29,603	111,051
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	5,074,286	5,312,757
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	399,527	660,834
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	14,533,341	17,921,770
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	1,319,878	1,410,101
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	18,423,957	9,438,490
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,557,850	9,140,699
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	90,173	82,185
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	10,570,632	17,787,079
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	86,030	203,053
NVIT Multi-Manager Small Company Fund - Class I (SCF)	16,955,362	15,892,564
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	320,480	321,670
NVIT Multi-Sector Bond Fund - Class I (MSBF)	3,971,638	6,192,104
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,172,285	5,503,501
NVIT Large Cap Growth Fund - Class I (NVOLG1)	44,725,629	61,142,201
NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,066,434	1,813,372
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,028,697	1,161,686
Invesco NVIT Comstock Value Fund - Class I (EIF)	3,949,845	8,195,084
NVIT Real Estate Fund - Class I (NVRE1)	29,907,401	12,714,086
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	1,296,334	322,014
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	9,362	2,759
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	152,515	38,136
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	70,410	16,968
NVIT Small Cap Index Fund Class II (NVSIX2)	1,270,709	715,480
NVIT S&P 500 Index Fund Class II (GVEX2)	5,949,521	917,138
VPS Growth and Income Portfolio - Class B (ALVGIB)	23,410	141,825
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	266	155,568
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	3,675,516	4,967,266
VP Income & Growth Fund - Class I (ACVIG)	5,518,082	10,305,299
VP Income & Growth Fund - Class II (ACVIG2)	15,681	658,819
VP Inflation Protection Fund - Class II (ACVIP2)	3,900,496	10,964,350
VP International Fund - Class I (ACVI)	99,143	254,234
VP International Fund - Class III (ACVI3)	2,769	25,324
VP Mid Cap Value Fund - Class I (ACVMV1)	5,306,200	3,890,454
VP Mid Cap Value Fund - Class II (ACVMV2)	73,385	55,525
VP Ultra(R) Fund - Class I (ACVU1)	70	337
VP Value Fund - Class I (ACVV)	93,094	407,059
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	771,418	168,826
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,596,087	6,182,688
Appreciation Portfolio - Initial Shares (DCAP)	3,976,315	12,259,049
Appreciation Portfolio - Service Shares (DCAPS)	64,065	216,744
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	1,208	23,749
International Value Portfolio - Initial Shares (DVIV)	129	3,575
Managed Tail Risk Fund II: Service Shares (FCA2S)	55,800	40,570
High Income Bond Fund II - Service Shares (FHIBS)	258,920	410,993
Quality Bond Fund II - Primary Shares (FQB)	5,002,998	14,343,811
Quality Bond Fund II - Service Shares (FQBS)	156,102	677,451
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	32,483	291,713
VIP Contrafund(R) Portfolio - Service Class (FCS)	557,897	1,441,495
VIP Energy Portfolio - Service Class 2 (FNRS2)	4,584,123	5,720,640
VIP Equity-Income Portfolio - Service Class (FEIS)	10,514,600	32,242,148
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	236,441	786,436
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,294,714	2,488,938
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	7,348	15,997
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,860,826	2,762,167
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	5,660	14,830
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,864,461	1,953,286

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	13,576	40,645
Fidelity VIP III Growth Opp - Service Class (FGOS)	64,606	240,396
VIP Growth Portfolio - Service Class (FGS)	8,948,943	26,637,796
VIP Growth Portfolio - Service Class 2 (FG2)	217,547	647,447
VIP High Income Portfolio - Service Class (FHIS)	2,139,741	5,302,313
VIP High Income Portfolio - Service Class R (FHISR)	6,722,530	33,692,469
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	2,948,961	7,741,890
VIP Mid Cap Portfolio - Service Class (FMCS)	3,543,556	8,230,612
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	311,346	1,130,145
VIP Overseas Portfolio - Service Class (FOS)	232,839	2,083,614
VIP Overseas Portfolio - Service Class 2 R (FO2R)	111,347	608,557
VIP Overseas Portfolio - Service Class R (FOSR)	1,715,133	5,351,328
VIP Value Strategies Portfolio - Service Class (FVSS)	2,151,531	4,209,273
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,888,498	8,349,533
Rising Dividends Securities Fund - Class 2 (FTVRD2)	35,121	117,021
Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,767,726	3,778,633
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	6,548,314	1,832,954
Templeton Foreign Securities Fund - Class 2 (TIF2)	10,733,060	1,676,917
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	44,043,097	5,040,143
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	3,029,787	1,316,718
Short Duration Bond Portfolio - I Class Shares (AMTB)	2,512,320	9,678,978
Guardian Portfolio - I Class Shares (AMGP)	38,425	6,628
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	108,956	106,512
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	335	3,749
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	1,503,550	1,593,577
Socially Responsive Portfolio - I Class Shares (AMSRS)	662,185	2,117,957
International Growth Fund/VA- Service Shares (OVIGS)	514,662	2,535
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	134,029	364,984
Global Securities Fund/VA - Non-Service Shares (OVGS)	89,034,049	16,127,030
Global Securities Fund/VA - Service Class (OVGSS)	77,633	278,020
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,145,300	14,210,184
Main Street Fund(R)/VA - Service Class (OVGIS)	131,471	375,366
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	4,705,275	3,676,982
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	27,625	19,336
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	3,729,784	12,299,296
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,791,864	1,560,306
Global Strategic Income Fund/VA: Service Shares (OVSBS)	153,088	384,980
All Asset Portfolio - Advisor Class (PMVAAD)	2,066,563	1,327,655
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	750,164	1,715,417
Low Duration Portfolio - Advisor Class (PMVLAD)	6,704,380	12,777,935
Real Return Portfolio - Administrative Class (PMVRRA)	90,361	179,164
Total Return Portfolio - Administrative Class (PMVTRA)	234,223	377,078
Total Return Portfolio - Advisor Class (PMVTRD)	2,669,571	6,836,596
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	705,558	524,401
VT Growth & Income Fund: Class IB (PVGIB)	421	1,595
VI American Franchise Fund - Series II Shares (ACEG2)	1,136,207	2,378,948
VI Comstock Fund - Series II Shares (ACC2)	83,253	1,595,159
VI American Franchise Fund - Series I Shares (ACEG)	1,601	37,370
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	-	12
VI Core Equity Fund - Series I Shares (AVGI)	614	42,981
VI Core Equity Fund - Series II Shares (AVCE2)	19,682	123,472
VI Equity and Income Fund - Series I Shares (IVKEI1)	22,610	7,844
Invesco V.I. Global Health Care - Series I (IVHS)	129,918	50,721
Invesco V.I. Global Real Estate Fund - Series I (IVRE)	43,240	52,088
Diversified Stock Fund Class A Shares (VYDS)	66,787	820,857
Royce Capital Micro-Cap Inv (ROCMC)	65,134	143,964
Variable Fund - Multi-Hedge Strategies (RVARS)	329,014	48,186
Guggenheim VT World Equity Income (SBLD)	41,367	24,160
Guggenheim VT StylePlus Mid Growth - Series J (SBLJ)	10,159	26,068
Series N (Managed Asset Allocation Series) (SBLN)	97,016	99,739
Guggenheim VT All Cap Value - Series O (SBLO)	3,100	18,756
Guggenheim VT High Yield - Series P (SBLP)	74,198	97,940
Guggenheim VT Small Cap Value - Series Q (SBLQ)	110,126	233,903
Guggenheim VT Mid Cap Value - Series V (SBLV)	78,387	387,331
Guggenheim VT StylePlus Small Growth - Series X (SBLX)	66,384	67,371
Guggenheim VT StylePlus Large Growth - Series Y (SBLY)	3,243	14,281
Health Sciences Portfolio - II (TRHS2)	18,977,101	14,162,148
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	3,414,992	2,333,621
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	5,911,802	6,662,169
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	60,702	4,987,315
Variable Insurance Portfolios - Asset Strategy (WRASP)	22,967,232	28,704,790
Variable Insurance Portfolios - Balanced (WRBP)	7,329,298	6,136,203
Variable Insurance Portfolios - Bond (WRBDP)	5,929,480	10,715,906
Variable Insurance Portfolios - Core Equity (WRCEP)	18,163,728	17,928,492
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	2,199,430	3,449,564
Variable Insurance Portfolios - Energy (WRENG)	1,503,021	1,605,179
Variable Insurance Portfolios - Global Bond (WRGBP)	1,497,091	623,394
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	419,315	2,747,281
Variable Insurance Portfolios - Growth (WRGP)	21,143,650	17,900,063
Variable Insurance Portfolios - High Income (WRHIP)	14,248,283	21,694,277
Variable Insurance Portfolios - International Growth (WRIP)	3,325,141	4,731,119
Variable Insurance Portfolios - International Core Equity (WRI2P)	2,038,530	2,055,341
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	1,142,828	1,160,545
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	917,484	1,385,367
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	2,330,163	2,752,906
Variable Insurance Portfolios - Money Market (WRMMP)	7,928,036	9,926,908
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	1,427,328	1,344,871
Variable Insurance Portfolios - Science and Technology (WRSTP)	7,232,087	13,214,446
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	6,239,166	7,936,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Variable Insurance Portfolios - Small Cap Value (WRSCV)		$1,339,225	$1,846,724
Variable Insurance Portfolios - Value (WRVP)		7,797,560	7,527,692
Advantage VT Opportunity Fund - Class 2 (SVOF)		413	48,048
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		2,647,412	3,118,469
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)		377,144	85,033,815
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)		1,055,171	7,087,005
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)		1,133,382	10,900,542
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)		137,163	43,393,127
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)		1,550,855	30,211,214
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)		286,947	24,108,283
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)		37,587	444,801
NVIT International Equity Fund - Class III (obsolete) (GIG3)		542,285	19,918,672
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)		776,114	52,082,574
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)		260,980	9,498,778
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)		34,464	491,608

	Total	$1,077,861,475	$1,429,908,268

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2014	0.95% to 1.35%	51,236	$11.65 to $ 11.52	$592,854	0.38%	3.22% to 2.80%
2013	0.95% to 1.35%	35,956	11.28 to 11.21	403,981	0.42%	10.87% to 10.42%
2012	0.95% to 1.25%	2,307	10.18 to 10.16	23,439	0.10%	1.78% to 1.58%	****
Variable Insurance Funds - Equity Income VIF (BBGI)
2014	0.95% to 1.55%	36,540	13.75 to 12.69	489,305	2.02%	3.09% to 2.47%
2013	0.95% to 1.55%	37,098	13.33 to 12.39	483,022	1.12%	16.63% to 15.92%
2012	0.95% to 1.55%	67,944	11.43 to 10.69	759,483	0.99%	13.19% to 12.51%
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.95% to 2.20%	2,646,248	15.65 to 14.56	40,919,274	2.12%	0.96% to -0.31%
2013	0.95% to 2.20%	2,928,689	15.50 to 14.61	44,950,725	1.11%	13.33% to 11.90%
2012	0.95% to 2.20%	2,743,720	13.68 to 13.05	37,242,186	1.47%	8.92% to 7.54%
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.95% to 2.20%	159,355	12.83 to 12.56	2,036,318	0.23%	4.62% to 3.29%
2013	0.95% to 1.75%	40,006	12.26 to 12.20	489,913	0.00%	22.64% to 21.97%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.95% to 2.20%	14,157,172	24.48 to 13.87	328,171,439	1.74%	12.35% to 10.93%
2013	0.95% to 2.25%	15,756,466	21.79 to 11.78	325,787,636	1.83%	30.77% to 29.06%
2012	0.95% to 2.25%	18,017,028	16.66 to 9.13	285,760,237	2.02%	14.64% to 13.13%
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.95% to 2.20%	2,276,820	20.16 to 11.74	44,404,027	1.06%	12.37% to 10.96%
2013	0.95% to 2.05%	2,492,466	17.94 to 10.82	43,320,669	1.27%	33.07% to 31.59%
2012	0.95% to 2.05%	2,809,210	13.48 to 8.22	36,750,060	0.84%	10.91% to 9.67%
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
2014	1.50% to 2.60%	4,991	17.26 to 14.97	83,782	0.95%	11.43% to 10.19%
2013	1.50% to 2.60%	5,273	15.48 to 13.58	79,374	1.08%	31.99% to 30.51%
2012	1.50% to 2.60%	5,926	11.73 to 10.41	67,889	0.54%	10.02% to 8.79%
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
Floating-Rate Income Fund (ETVFR)
2014	0.95% to 1.40%	812,642	9.94 to 9.91	8,066,420	1.92%	-0.64% to -1.21%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.95% to 1.35%	19,341	11.87 to 11.74	228,557	0.04%	2.96% to 2.54%
2013	0.95% to 1.35%	16,917	11.53 to 11.45	194,340	0.06%	12.49% to 12.03%
2012	0.95% to 1.35%	212	10.25 to 10.22	2,167	0.00%	2.47% to 2.19%	****
VA International Equity Fund (HVIE)
2014	0.95% to 1.20%	7,583	11.49 to 11.37	86,763	1.79%	-7.57% to -7.81%
2013	0.95% to 1.20%	10,484	12.43 to 12.33	129,902	1.35%	21.74% to 21.43%
2012	0.95% to 1.20%	9,241	10.21 to 10.16	94,163	1.52%	12.95% to 12.66%
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39 % to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2014	0.95% to 1.75%	35,280	17.07 to 16.50	599,234	0.57%	-2.99% to -3.78%
2013	0.95% to 1.75%	71,516	17.60 to 17.15	1,253,758	0.30%	30.67% to 29.61%
2012	0.95% to 1.60%	49,252	13.47 to 13.28	660,955	0.00%	21.46% to 20.66%
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2014	0.95% to 1.75%	27,245	13.11 to 12.83	355,494	0.00%	3.18% to 2.35%
2013	0.95% to 1.75%	27,191	12.70 to 12.53	344,396	0.69%	27.24% to 26.22%
2012	0.95% to 1.20%	1,240	9.98 to 9.97	12,360	0.00%	-0.18% to -0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2014	0.95% to 2.45%	83,158	14.09 to 13.53	1,163,228	0.00%	6.67% to 5.05%
2013	0.95% to 2.20%	98,422	13.21 to 12.93	1,293,616	0.24%	35.31% to 33.60%
2012	0.95% to 2.20%	116,100	9.76 to 9.68	1,131,369	0.00%	-2.36% to -3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.95% to 2.20%	812,154	26.53 to 23.17	21,157,794	0.79%	14.01% to 12.58%
2013	0.95% to 2.20%	870,361	23.27 to 20.58	19,889,406	1.04%	31.04% to 29.39%
2012	0.95% to 2.20%	865,697	17.76 to 15.91	15,095,036	1.01%	19.23% to 17.72%
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
Balanced Portfolio: Service Shares (JABS)
2014	1.25%	3,847	21.66	83,322	1.51%	6.89%
2013	1.25%	4,117	20.26	83,415	2.06%	18.31%
2012	1.25%	4,547	17.13	77,878	2.53%	11.95%
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Forty Portfolio: Service Shares (JACAS)
2014	0.95% to 2.25%	5,834,092	$22.91 to $ 13.00	$90,055,321	0.03%	7.44% to 6.03%
2013	0.95% to 2.25%	6,674,039	14.73 to 12.26	96,052,947	0.59%	29.64% to 27.94%
2012	0.95% to 2.25%	8,117,046	16.58 to 9.58	90,254,217	0.56%	22.68% to 21.07%
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.95% to 2.20%	3,717,902	8.03 to 6.64	29,175,387	0.00%	8.31% to 6.94%
2013	0.95% to 2.20%	4,420,916	7.41 to 6.21	32,082,981	0.00%	34.10% to 32.41%
2012	0.95% to 2.20%	5,219,721	5.53 to 4.69	28,306,341	0.00%	18.01% to 16.52%
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
Overseas Portfolio: Service Shares (JAIGS)
2014	0.95% to 2.20%	4,980,693	13.27 to 10.98	64,553,443	5.74%	-12.93% to -14.04%
2013	0.95% to 2.20%	5,797,336	15.24 to 12.77	86,421,163	3.05%	13.20% to 11.77%
2012	0.95% to 2.20%	7,024,388	13.46 to 11.42	92,636,043	0.75%	12.10% to 10.68%
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.95% to 1.55%	119,098	9.48 to 9.44	1,127,190	3.07%	-5.24% to -5.63%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	1.25% to 2.25%	9,428	19.92 to 17.73	187,482	0.28%	9.72% to 8.61%
2013	1.25% to 2.25%	10,895	18.15 to 16.32	197,500	0.42%	28.43% to 27.13%
2012	1.25% to 2.25%	12,260	14.13 to 12.84	173,051	0.23%	15.22% to 14.05%
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
Mid Cap Growth Series - Service Class (MMCGSC)
2014	1.50% to 2.60%	76,594	15.32 to 13.29	1,122,629	0.00%	6.93% to 5.74%
2013	1.50% to 2.60%	91,207	14.33 to 12.57	1,255,615	0.00%	35.16% to 33.65%
2012	1.50% to 2.60%	110,539	10.60 to 9.40	1,128,495	0.00%	14.67% to 13.39%
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
New Discovery Series - Service Class (MNDSC)
2014	0.95% to 2.45%	137,537	13.14 to 17.93	1,994,989	0.00%	-8.37% to -9.76%
2013	0.95% to 2.45%	254,247	14.34 to 19.87	3,970,427	0.00%	39.88% to 37.76%
2012	0.95% to 2.20%	102,754	10.25 to 14.82	1,380,983	0.00%	2.52% to 18.23%	****
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
Value Series - Service Class (MVFSC)
2014	0.95% to 2.60%	2,197,403	17.45 to 18.78	38,562,182	1.32%	9.16% to 7.34%
2013	0.95% to 2.60%	2,507,162	15.99 to 17.49	40,457,138	1.00%	34.31% to 32.07%
2012	0.95% to 2.60%	2,700,096	11.90 to 13.25	32,507,119	1.44%	14.78% to 12.86%
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.95% to 2.60%	1,049,003	15.24 to 14.1	15,833,143	1.83%	0.17% to -1.50%
2013	0.95% to 2.60%	907,244	15.22 to 14.31	13,708,791	1.42%	26.42% to 24.32%
2012	0.95% to 2.60%	627,398	12.04 to 11.51	7,513,001	1.42%	14.83% to 12.91%
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.95% to 2.20%	330,800	13.37 to 11.97	4,304,578	3.70%	6.83% to 5.48%
2013	0.95% to 1.85%	163,990	12.51 to 11.67	2,009,490	3.80%	-1.26% to -2.16%
2012	0.95% to 1.95%	207,420	12.67 to 11.84	2,585,027	4.70%	8.40% to 7.30%
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2014	1.50% to 2.60%	61,442	13 to 11.41	764,445	2.81%	5.95% to 4.77%
2013	1.50% to 2.60%	58,862	12.27 to 10.89	693,444	3.46%	-2.07% to -3.17%
2012	1.50% to 2.60%	59,721	12.53 to 11.24	721,725	4.41%	7.55% to 6.35%
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.95% to 2.15%	180,466	29.56 to 29.03	6,240,026	5.39%	1.95% to 0.71%
2013	0.95% to 2.15%	213,062	28.99 to 28.83	7,231,044	4.01%	-9.62% to -10.71%
2012	0.95% to 2.15%	259,118	32.08 to 32.29	9,825,853	2.85%	16.84% to 15.42%
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2014	1.60% to 1.75%	3,677	14.25 to 13.93	51,298	0.00%	0.34% to 0.18%
2013	1.60% to 1.75%	3,737	14.20 to 13.91	52,021	0.37%	35.29% to 35.08%
2012	1.60% to 1.75%	4,783	10.50 to 10.30	49,287	0.00%	6.95% to 6.78%
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	1.60% to 1.75%	22,531	$45.81 to $ 40.8	$1,010,087	1.47%	27.65% to 27.45%
2013	1.60% to 1.75%	24,549	35.89 to 32.01	855,806	1.19%	0.42% to 0.27%
2012	1.60% to 1.75%	27,707	35.74 to 31.93	953,958	0.86%	13.98% to 13.80%
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2014	0.95% to 1.00%	8,915	9.96 to 9.96	88,798	1.67%	-0.39% to -0.41%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2014	0.95% to 1.55%	8,825	10.16 to 10.13	89,574	2.10%	1.58% to 1.29%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.95% to 2.25%	6,143,389	23.25 to 21.58	141,441,257	1.96%	12.04% to 10.57%
2013	0.95% to 2.25%	7,014,850	20.75 to 19.51	144,368,536	1.82%	30.65% to 28.93%
2012	0.95% to 2.25%	8,204,277	15.89 to 15.14	129,473,465	0.94%	13.57% to 12.08%
2011	0.95% to 2.25%	9,880,961	13.99 to 13.50	137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2014	1.50% to 2.60%	112,628	22.30 to 20.92	2,461,761	1.77%	11.25% to 10.01%
2013	1.50% to 2.60%	135,281	20.04 to 19.02	2,665,192	1.63%	29.70% to 28.25%
2012	1.50% to 2.60%	159,591	15.45 to 14.83	2,435,163	0.77%	12.73% to 11.46%
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.95% to 2.20%	3,245,900	15.14 to 13.56	48,304,290	0.95%	3.99% to 2.68%
2013	0.95% to 2.20%	3,225,592	14.56 to 13.21	46,246,667	1.35%	22.11% to 20.57%
2012	0.95% to 2.20%	2,681,096	11.92 to 10.95	31,513,005	1.27%	14.61% to 13.17%
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.95% to 1.85%	1,158,387	12.15 to 11.23	13,871,458	1.21%	3.98% to 3.04%
2013	0.95% to 1.85%	1,315,739	11.68 to 10.89	15,176,840	1.59%	-3.50% to -4.38%
2012	0.95% to 1.90%	1,768,019	12.11 to 11.35	21,163,670	2.18%	3.97% to 2.97%
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.95% to 1.95%	1,373,880	16.01 to 14.66	21,632,871	0.69%	0.87% to -0.15%
2013	0.95% to 1.95%	1,583,720	15.87 to 14.69	24,775,951	0.38%	27.42% to 26.13%
2012	0.95% to 2.20%	1,659,885	12.46 to 11.45	20,435,727	0.84%	20.92% to 19.40%
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.95% to 2.05%	2,547,233	15.31 to 13.9	38,381,085	0.45%	7.04% to 5.85%
2013	0.95% to 2.05%	3,111,350	14.31 to 13.13	43,904,661	0.32%	28.38% to 26.95%
2012	0.95% to 2.05%	3,321,520	11.14 to 10.34	36,582,883	0.22%	16.28% to 14.99%
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.95% to 2.20%	1,516,576	13.85 to 12.57	20,751,976	0.81%	9.18% to 7.80%
2013	0.95% to 2.20%	1,473,478	12.69 to 11.66	18,495,773	1.07%	31.71% to 30.04%
2012	0.95% to 2.20%	1,267,595	9.63 to 8.96	12,103,085	1.03%	15.95% to 14.48%
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.95% to 2.20%	1,849,112	22.84 to 16.65	40,536,442	5.53%	1.58% to 0.29%
2013	0.95% to 2.20%	1,046,197	22.49 to 16.60	22,597,680	6.10%	6.06% to 4.72%
2012	0.95% to 2.20%	1,281,408	21.21 to 15.85	26,114,165	7.81%	13.47% to 12.03%
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.95% to 2.05%	911,864	22.35 to 19.06	19,862,295	1.25%	-6.40% to -7.44%
2013	0.95% to 2.05%	38,605	23.88 to 20.60	906,322	1.15%	-0.21% to -1.32%
2012	0.95% to 2.05%	45,909	23.93 to 20.87	1,081,590	0.49%	16.10% to 14.81%
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
NVIT Emerging Markets Fund - Class II (GEM2)
2014	1.50% to 2.60%	35,753	9.63 to 9.55	343,293	0.86%	-3.74% to -4.47%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2014	0.95% to 2.20%	1,577,345	$14.46 to $ 12.07	$22,322,359	2.91%	-1.39% to -2.64%
2013	0.95% to 2.05%	388,288	14.66 to 12.65	5,598,112	0.51%	16.71% to 15.42%
2012	0.95% to 2.20%	475,976	12.56 to 10.75	5,887,748	0.86%	14.51% to 13.06%
2011	0.95% to 2.20%	523,208	10.97 to 9.51	5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	1.25%	6,515	8.97	58,424	3.79%	1.96%
2013	1.25%	7,039	9.15	64,384	0.45%	16.09%
2012	1.25%	13,008	7.88	102,496	0.62%	13.78%
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.95% to 2.20%	5,084,112	13.63 to 12.52	68,648,353	0.86%	5.59% to 4.25%
2013	0.95% to 2.20%	5,881,810	12.90 to 12.01	75,315,730	0.99%	42.45% to 40.66%
2012	0.95% to 2.20%	6,918,204	9.06 to 8.54	62,260,709	1.39%	15.83% to 14.36%
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.95% to 1.75%	290,579	15.61 to 14.79	4,492,026	0.80%	9.55% to 8.67%
2013	0.95% to 1.75%	419,199	14.25 to 13.61	5,930,267	0.77%	37.45% to 36.34%
2012	0.95% to 1.75%	432,385	10.37 to 9.98	4,460,561	1.30%	10.44% to 9.54%
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.95% to 1.75%	274,908	13.15 to 12.46	3,577,545	2.09%	3.50% to 2.67%
2013	0.95% to 1.75%	262,726	12.70 to 12.13	3,307,973	1.30%	28.25% to 27.21%
2012	0.95% to 1.65%	228,694	9.91 to 9.58	2,250,854	0.91%	15.05% to 14.23%
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.95% to 1.90%	804,875	12.99 to 12.19	10,348,189	2.23%	3.31% to 2.32%
2013	0.95% to 1.90%	884,824	12.58 to 11.91	11,034,496	1.66%	13.57% to 12.48%
2012	0.95% to 1.90%	860,739	11.08 to 10.59	9,459,005	1.50%	10% to 8.95%
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.95% to 1.80%	485,410	13.24 to 12.5	6,351,578	2.40%	3.70% to 2.81%
2013	0.95% to 1.80%	523,330	12.77 to 12.16	6,608,536	1.56%	20.09% to 19.06%
2012	0.95% to 1.80%	550,198	10.63 to 10.21	5,798,672	1.28%	12.56% to 11.59%
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.95% to 1.80%	666,519	12.25 to 11.57	8,020,213	2.23%	2.35% to 1.48%
2013	0.95% to 1.80%	626,630	11.97 to 11.41	7,404,662	1.79%	3.94% to 3.07%
2012	0.95% to 1.80%	684,120	11.51 to 11.06	7,789,099	1.62%	6.48% to 5.56%
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.95% to 1.80%	1,539,548	13.13 to 12.4	19,978,803	2.32%	3.58% to 2.69%
2013	0.95% to 1.80%	1,734,862	12.68 to 12.07	21,785,350	1.63%	16.69% to 15.68%
2012	0.95% to 1.80%	1,704,961	10.87 to 10.44	18,383,499	1.39%	11.30% to 10.34%
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.95% to 1.90%	598,430	13.17 to 12.35	7,804,435	2.47%	3.57% to 2.58%
2013	0.95% to 1.60%	583,495	12.72 to 12.25	7,357,270	1.46%	23.10% to 22.29%
2012	0.95% to 1.60%	627,883	10.33 to 10.02	6,443,680	1.13%	13.49% to 12.75%
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.95% to 1.85%	631,852	12.81 to 12.05	8,008,410	2.25%	3.09% to 2.16%
2013	0.95% to 1.85%	706,326	12.42 to 11.80	8,694,013	1.68%	10.18% to 9.18%
2012	0.95% to 1.85%	771,585	11.28 to 10.81	8,633,970	1.57%	9.00% to 8.00%
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.95% to 1.70%	517,257	12.86 to 12.23	6,574,042	2.75%	4.06% to 3.27%
2013	0.95% to 1.95%	465,087	12.36 to 11.67	5,694,245	1.94%	-2.84% to -3.82%
2012	0.95% to 1.95%	720,113	12.72 to 12.14	9,086,612	3.11%	6.73% to 5.65%
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class II (NVCBD2)
2014	1.50% to 2.50%	53,208	$12.17 to $ 11.37	$629,055	2.38%	3.11% to 2.06%
2013	1.50% to 2.50%	60,013	11.80 to 11.14	690,858	2.07%	-3.60% to -4.58%
2012	1.50% to 2.50%	76,022	12.24 to 11.67	913,159	2.73%	5.87% to 4.79%
2011	1.50% to 2.50%	79,379	11.57 to 11.14	904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.95% to 1.65%	382,835	13.69 to 13.06	5,184,723	2.12%	3.89% to 3.15%
2013	0.95% to 1.65%	390,927	13.18 to 12.66	5,102,318	1.46%	-2.98% to -3.67%
2012	0.95% to 2.20%	468,113	13.58 to 12.80	6,304,056	2.12%	6.10% to 4.76%
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
NVIT Nationwide Fund - Class I (TRF)
2014	0.95% to 2.20%	5,723,696	20.46 to 13.09	115,085,837	1.15%	11.08% to 9.68%
2013	0.95% to 2.20%	6,330,688	18.42 to 11.93	114,704,338	1.31%	29.86% to 28.22%
2012	0.95% to 2.20%	7,146,201	14.19 to 9.31	99,844,793	1.38%	13.13% to 11.70%
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
NVIT Nationwide Fund - Class II (TRF2)
2014	1.50% to 2.60%	19,202	17.05 to 14.79	311,516	0.85%	10.14% to 8.91%
2013	1.50% to 2.60%	31,548	15.48 to 13.58	468,595	1.03%	28.83% to 27.39%
2012	1.50% to 2.60%	35,483	12.02 to 10.66	410,807	1.15%	12.14% to 10.88%
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
NVIT Government Bond Fund - Class I (GBF)
2014	0.95% to 2.25%	7,386,998	19.02 to 14.41	130,809,960	1.94%	3.58% to 2.22%
2013	0.95% to 2.25%	8,535,517	18.36 to 14.49	146,192,451	1.82%	-4.97% to -6.21%
2012	0.95% to 2.25%	10,447,542	19.32 to 15.46	188,677,693	2.07%	2.08% to 0.73%
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
NVIT Government Bond Fund - Class II (GBF2)
2014	1.50% to 2.60%	224,490	13.46 to 11.68	2,915,813	1.69%	2.75% to 1.60%
2013	1.50% to 2.60%	273,240	13.10 to 11.49	3,454,451	1.56%	-5.69% to -6.75%
2012	1.50% to 2.60%	336,649	13.89 to 12.32	4,533,019	1.73%	1.22% to 0.09%
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.95% to 2.05%	2,472,698	13.94 to 8.27	33,083,045	0.36%	10.27% to 9.05%
2013	0.95% to 2.05%	2,583,222	12.64 to 7.58	31,350,253	0.66%	28.51% to 27.08%
2012	0.95% to 2.05%	2,932,172	9.84 to 5.97	27,746,329	0.55%	12.94% to 11.68%
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
NVIT International Index Fund - Class VIII (GVIX8)
2014	0.95% to 1.85%	412,989	10.15 to 9.38	4,139,415	2.96%	-7.08% to -7.92%
2013	0.95% to 1.85%	387,529	10.92 to 10.18	4,197,112	2.79%	19.86% to 18.77%
2012	0.95% to 1.85%	360,461	9.11 to 8.57	3,263,744	2.29%	17.09% to 16.02%
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.95% to 2.60%	2,070,090	20.27 to 16.31	40,593,019	1.62%	3.99% to 2.26%
2013	0.95% to 2.60%	2,356,559	19.50 to 15.95	44,506,142	1.62%	26.04% to 23.94%
2012	0.95% to 2.60%	2,595,098	15.47 to 12.87	38,966,073	1.51%	14.80% to 12.88%
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.95% to 1.80%	449,613	15.85 to 15.1	7,074,372	1.75%	3.59% to 2.70%
2013	0.95% to 1.80%	420,303	15.30 to 14.70	6,390,506	1.79%	12.35% 11.38%
2012	0.95% to 1.80%	377,590	13.62 to 13.20	5,119,938	1.82%	8.34% to 7.41%
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.95% to 1.85%	107,897	18.11 to 17.2	1,937,760	1.91%	4.21% to 3.27%
2013	0.95% to 1.75%	94,238	17.38 to 16.73	1,626,597	1.96%	18.36% to 17.40%
2012	0.95% to 1.40%	70,337	14.68 to 14.44	1,029,188	1.65%	11.18% to 10.67%
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.95% to 2.60%	2,251,040	$14.84 to $ 11.94	$32,389,269	1.74%	2.90% to 1.19%
2013	0.95% to 2.60%	2,653,700	14.42 to 11.80	37,164,122	1.58%	3.84% to 2.11%
2012	0.95% to 2.60%	3,409,144	13.89 to 11.56	45,991,163	1.70%	4.17% to 2.43%
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.95% to 2.60%	10,464,725	18.16 to 14.61	184,068,455	1.64%	4.18% to 2.45%
2013	0.95% to 2.60%	11,870,761	17.43 to 14.26	200,837,375	1.62%	15.52% to 13.60%
2012	0.95% to 2.60%	13,526,513	15.09 to 12.56	198,495,540	1.57%	9.76% to 7.92%
2011	0.95% to 2.60%	15,869,278	12.27 to 11.63	212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.95% to 2.60%	4,924,918	19.54 to 15.73	92,865,838	1.64%	3.96% to 2.23%
2013	0.95% to 2.60%	5,587,916	18.80 to 15.38	101,518,872	1.64%	21.22% to 19.20%
2012	0.95% to 2.60%	6,299,513	15.51 to 12.91	94,676,446	1.54%	12.68% to 10.80%
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.95% to 2.60%	3,283,505	16.78 to 13.51	53,147,007	1.74%	3.74% to 2.02%
2013	0.95% to 2.60%	3,709,734	16.18 to 13.24	58,032,917	1.67%	9.45% to 7.62%
2012	0.95% to 2.60%	4,348,864	14.78 to 12.30	62,377,300	1.63%	7.01% to 5.22%
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.95% to 2.20%	2,362,695	41.19 to 29.7	100,523,919	1.02%	8.38% to 7.01%
2013	0.95% to 2.20%	2,680,803	38.00 to 27.75	105,294,643	1.09%	31.78% to 30.12%
2012	0.95% to 2.20%	3,063,218	28.84 to 21.33	91,420,368	1.03%	16.35% to 14.88%
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
NVIT Money Market Fund - Class I (SAM)
2014	0.95% to 2.60%	16,141,538	12.24 to 8.72	188,032,825	0.00%	-0.95% to -2.6%
2013	0.95% to 2.60%	15,167,273	12.36 to 8.96	179,273,814	0.00%	-0.95% to -2.60%
2012	0.95% to 2.60%	17,342,803	12.48 to 9.19	207,045,415	0.00%	0.95% to -2.61%
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.95% to 2.25%	2,436,877	18.54 to 10.8	44,798,766	1.54%	-1.95% to -3.24%
2013	0.95% to 1.25%	10,333	18.91 to 18.64	194,118	1.71%	20.21% to 19.85%
2012	1.10% to 1.10%	4,488	15.64 to 15.64	70,192	1.18%	14.58% to 14.58%
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.95% to 2.20%	814,889	9.05 to 8.97	7,363,608	1.77%	-9.52% to -10.30%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	1.50% to 2.60%	30,589	9.00 to 8.93	274,784	1.76%	-10.02% to -10.71%	****
2012	1.25%	179	11.79	2,112	0.12%	15.58%
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.95% to 2.60%	1,758,923	15.05 to 13.46	25,872,757	0.51%	9.39% to 7.56%
2013	0.95% to 2.60%	2,019,933	13.76 to 12.51	27,247,280	0.79%	33.46% to 31.24%
2012	0.95% to 2.60%	2,143,624	10.31 to 9.53	21,714,092	0.47%	15.25% to 13.32%
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	1.50% to 2.60%	28,077	14.28 to 13.25	389,438	0.22%	8.50% to 7.28%
2013	1.50% to 2.60%	35,708	13.16 to 12.35	459,833	0.46%	32.40% to 30.92%
2012	1.50% to 2.60%	47,902	9.94 to 9.43	467,975	0.20%	14.39% to 13.11%
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.95% to 2.20%	570,339	16.70 to 15.74	9,434,377	1.14%	9.47% to 8.09%
2013	0.95% to 2.25%	644,126	15.26 to 14.53	9,756,439	1.48%	34.15% to 32.39%
2012	0.95% to 2.25%	701,373	11.37 to 10.98	7,935,795	1.35%	16.69% to 15.15%
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.95% to 2.60%	224,762	14.07 to 12.58	3,032,612	0.97%	9.20% to 7.38%
2013	0.95% to 2.60%	267,804	12.88 to 11.71	3,327,237	1.15%	33.74% to 31.52%
2012	0.95% to 2.60%	307,809	9.63 to 8.91	2,878,555	1.02%	16.47% to 14.53%
2011	0.95% to 2.60%	390,315	8.27 to 7.78	3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.95% to 2.25%	5,597,305	$15.11 to $ 13.84	$83,720,346	0.00%	3.05% to 1.69%
2013	0.95% to 2.25%	6,491,418	14.66 to 13.61	94,365,577	0.00%	37.63% to 35.82%
2012	0.95% to 2.25%	7,505,685	10.66 to 10.02	79,409,521	0.00%	13.81% to 12.31%
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	1.20% to 2.10%	459,141	14.60 to 13.73	6,667,108	0.00%	2.48% to 1.54%
2013	1.20% to 2.10%	521,017	14.25 to 13.53	7,388,276	0.00%	36.94% to 35.70%
2012	1.20% to 2.10%	549,050	10.40 to 9.97	5,689,561	0.00%	13.27% to 12.23%
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.95% to 2.20%	4,045,766	17.86 to 16.41	71,328,188	1.36%	15.91% to 14.45%
2013	0.95% to 2.20%	4,472,473	15.41 to 14.34	68,139,925	1.16%	34.39% to 32.69%
2012	0.95% to 2.20%	5,061,320	11.46 to 10.80	57,485,284	1.08%	15.24% to 13.78%
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.95% to 2.20%	1,063,211	23.51 to 19.27	24,295,051	0.00%	1.83% to 0.55%
2013	0.95% to 2.20%	1,285,895	23.08 to 19.16	28,872,405	0.00%	42.92% to 41.12%
2012	0.95% to 2.20%	1,396,829	16.15 to 13.58	22,006,733	0.00%	12.36% to 10.94%
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	1.50% to 2.60%	21,402	15.55 to 13.49	318,019	0.00%	1.00% to -0.13%
2013	1.50% to 2.60%	23,563	15.40 to 13.50	347,438	0.00%	41.79% to 40.21%
2012	1.50% to 2.60%	30,452	10.86 to 9.63	317,793	0.00%	11.39% to 10.15%
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.95% to 2.40%	2,196,959	41.48 to 28.14	102,625,965	0.51%	6.01% to 4.45%
2013	0.95% to 2.40%	2,567,355	39.13 to 26.94	113,265,857	0.81%	39.07% to 37.03%
2012	0.95% to 2.40%	2,933,718	36.38 to 19.66	93,120,074	0.81%	19.30% to 17.55%
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	1.50% to 2.60%	34,791	22.20 to 19.26	741,372	0.29%	5.16% to 3.99%
2013	1.50% to 2.60%	43,328	21.11 to 18.52	881,477	0.61%	37.92% to 36.39%
2012	1.50% to 2.60%	51,758	15.31 to 13.58	765,755	0.51%	18.50% to 17.17%
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.95% to 2.20%	2,531,314	34.83 to 29.54	95,476,028	0.16%	0.14% to -1.4%
2013	0.95% to 2.20%	2,883,522	34.88 to 29.96	108,877,931	0.13%	39.58% to 37.81%
2012	0.95% to 2.20%	3,336,881	24.99 to 21.74	90,428,333	0.15%	14.40% to 12.96%
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	1.50% to 2.60%	75,243	22.08 to 19.15	1,593,743	0.00%	-0.95% to -2.06%
2013	1.50% to 2.60%	86,298	22.29 to 19.55	1,848,534	0.13%	38.44% to 36.90%
2012	1.50% to 2.60%	107,261	16.10 to 14.28	1,667,793	0.00%	13.49% to 12.22%
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.95% to 2.60%	2,511,214	19.55 to 14.85	47,730,587	3.07%	2.9% to 1.18%
2013	0.95% to 2.60%	2,677,616	19.00 to 14.68	49,520,067	3.22%	-2.06% to -3.70%
2012	0.95% to 2.60%	3,260,113	19.40 to 15.24	61,682,321	2.50%	11.18% to 9.32%
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.95% to 1.65%	669,211	10.8 to 10.3	7,170,123	0.89%	-0.46% to -1.16%
2013	0.95% to 1.65%	788,215	10.85 to 10.42	8,479,754	1.14%	-0.85% to -1.55%
2012	0.95% to 1.65%	782,664	10.94 to 10.58	8,502,399	1.23%	2.54% to 1.81%
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.95% to 2.40%	16,797,856	$23.23 to $ 21.37	$386,968,796	0.70%	7.77% to 6.19%
2013	0.95% to 2.40%	19,341,164	21.56 to 20.12	414,023,136	0.76%	35.40% to 33.42%
2012	0.95% to 2.40%	22,889,891	15.92 to 15.08	362,380,774	0.68%	17.56% to 15.83%
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	1.50% to 2.60%	383,627	22.19 to 20.82	8,372,551	0.44%	6.93% to 5.74%
2013	1.50% to 2.60%	455,761	20.75 to 19.69	9,330,319	0.52%	34.24% to 32.74%
2012	1.50% to 2.60%	541,918	15.46 to 14.83	8,285,284	0.41%	16.64% to 15.34%
2011	1.50% to 2.60%	708,208	13.25 to 12.86	9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.95% to 1.75%	169,031	15.17 to 14.49	2,537,408	3.50%	-9.02% to -9.75%
2013	0.95% to 1.75%	188,729	16.67 to 16.05	3,119,324	1.77%	18.95% to 17.99%
2012	0.95% to 2.20%	294,124	14.01 to 13.38	4,099,498	2.75%	18.43% to 16.93%
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.95% to 2.20%	1,504,917	20.31 to 13.26	30,002,904	1.66%	8.13% to 6.77%
2013	0.95% to 2.20%	1,734,014	18.78 to 12.42	31,894,766	0.00%	34.35% to 32.66%
2012	0.95% to 2.20%	1,643,914	13.98 to 9.36	22,623,622	1.21%	17.34% to 15.85%
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.95% to 2.60%	6,557,623	14.78 to 13.21	95,873,668	2.91%	27.66% to 25.54%
2013	0.95% to 2.60%	7,066,545	11.58 to 10.53	81,041,231	1.43%	2.12% to 0.37%
2012	0.95% to 2.60%	8,144,479	11.34 to 10.49	91,656,539	1.03%	14.68% to 12.77%
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	0.95% to 1.35%	102,255	11.00 to 10.92	1,123,108	6.46%	0.05% to -0.35%
2013	0.95% to 1.35%	17,065	10.99 to 10.96	187,537	0.04%	9.90% to 9.61%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	1.00% to 1.20%	20,964	10.98 to 10.95	229,468	2.36%	1.24% to 1.03%
2013	1.00% to 1.20%	20,964	10.85 to 10.83	227,113	1.91%	8.48% to 8.33%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	0.95% to 1.20%	22,298	10.86 to 10.81	241,686	1.40%	0.77% to 0.51%
2013	1.00% to 1.20%	11,790	10.77 to 10.76	126,936	2.25%	7.71% to 7.56%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	0.95% to 1.10%	8,031	10.84 to 10.82	86,987	1.54%	1.48% to 1.33%
2013	0.95% to 1.05%	3,087	10.69 to 10.68	32,980	1.79%	6.86% to 6.79%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.95% to 1.65%	108,080	13.05 to 12.89	1,403,244	0.83%	3.56% to 2.83%
2013	0.95% to 1.65%	68,726	12.60 to 12.54	865,343	2.18%	25.99% to 25.40%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2014	0.95% to 1.65%	558,765	13.13 to 12.98	7,319,004	2.92%	12.00% to 11.21%
2013	0.95% to 1.60%	160,648	11.73 to 11.68	1,881,749	2.51%	17.27% to 16.75%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2014	1.50% to 2.60%	67,370	18.25 to 15.83	1,176,693	1.09%	7.65% to 6.45%
2013	1.50% to 2.60%	74,021	16.95 to 14.87	1,203,601	1.14%	32.57% to 31.10%
2012	1.50% to 2.60%	102,976	12.79 to 11.34	1,263,347	1.35%	15.48% to 14.19%
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2014	1.50% to 2.60%	60,218	17.95 to 15.57	1,043,412	0.00%	12.13% to 10.88%
2013	1.50% to 2.60%	68,946	16.01 to 14.04	1,067,840	0.00%	34.94% to 33.44%
2012	1.50% to 2.60%	85,005	11.86 to 10.52	979,227	0.03%	14.38% to 13.10%
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2014	0.95% to 2.60%	317,042	17.2 to 23.34	6,081,556	0.46%	7.91% to 6.11%
2013	0.95% to 2.60%	431,348	15.94 to 22.00	7,621,229	0.42%	36.33% to 34.06%
2012	0.95% to 2.60%	498,580	11.69 to 16.41	6,446,196	0.29%	17.34% to 15.38%
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2014	0.95% to 2.20%	2,789,911	$24.97 to $ 14.65	$65,258,239	2.03%	11.43% to 10.03%
2013	0.95% to 2.20%	3,010,407	22.41 to 13.32	63,780,641	2.21%	34.53% to 32.84%
2012	0.95% to 2.20%	3,486,389	16.65 to 10.03	54,588,819	2.07%	13.65% to 12.21%
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
VP Income & Growth Fund - Class II (ACVIG2)
2014	1.50% to 2.60%	32,813	18.96 to 16.44	592,458	1.69%	10.65% to 9.41%
2013	1.50% to 2.60%	71,691	17.13 to 15.03	1,168,018	1.97%	33.45% to 31.96%
2012	1.50% to 2.60%	81,372	12.84 to 11.39	999,407	1.82%	12.74% to 11.47%
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.95% to 2.60%	2,451,935	14.28 to 11.74	34,294,349	1.28%	2.32% to 0.61%
2013	0.95% to 2.60%	3,014,960	13.96 to 11.67	41,310,100	1.64%	-9.35% to -10.86%
2012	0.95% to 2.60%	4,443,914	15.40 to 13.09	67,281,061	2.41%	6.36% to 4.59%
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
VP International Fund - Class I (ACVI)
2014	0.95% to 1.75%	83,742	19.33 to 13.59	1,590,276	1.72%	-6.38% to -7.16%
2013	0.95% to 1.75%	91,893	20.65 to 14.63	1,869,497	1.64%	21.26% to 20.27%
2012	0.95% to 1.75%	89,644	17.03 to 12.17	1,506,233	0.91%	20.01% to 19.04%
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
VP International Fund - Class III (ACVI3)
2014	1.60% to 1.75%	4,143	16.31 to 16.00	66,395	1.72%	-7.02% to -7.16%
2013	1.60% to 1.75%	5,476	17.54 to 17.23	94,478	2.07%	20.45% to 20.27%
2012	1.60% to 1.75%	7,644	14.56 to 14.33	109,611	0.90%	19.22% to 19.04%
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.95% to 2.20%	903,966	20.58 to 18.43	18,361,036	1.18%	15.32% to 13.86%
2013	0.95% to 2.20%	892,688	17.85 to 16.19	15,722,506	1.22%	28.88% to 27.25%
2012	0.95% to 2.20%	851,917	13.85 to 12.72	11,680,827	1.99%	15.22% to 13.76%
2011	0.95% to 2.20%	958,698	12.02 to 11.18	11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	1.25% to 2.25%	23,273	23.83 to 21.6	532,106	1.02%	14.79% to 13.62%
2013	1.25% to 2.25%	23,740	20.76 to 19.01	476,194	1.06%	28.28% to 26.98%
2012	1.25% to 2.25%	28,445	16.18 to 14.97	445,290	1.85%	14.77% to 13.61%
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
VP Ultra(R) Fund - Class I (ACVU1)
2014	1.75%	1,197	16.85	20,170	0.37%	8.07%
2013	1.75%	1,197	15.59	18,664	0.52%	34.68%
2012	1.75%	1,197	11.58	13,858	0.00%	11.93%
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
VP Value Fund - Class I (ACVV)
2014	0.95% to 1.30%	66,415	31.77 to 32.21	2,155,674	1.53%	12.01% to 11.61%
2013	0.95% to 1.30%	77,138	28.30 to 28.86	2,239,005	1.64%	30.48% to 30.01%
2012	0.95% to 1.30%	92,264	21.69 to 22.19	2,056,297	1.92%	13.50% to 13.04%
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2014	0.95% to 1.65%	57,261	10.92 to 10.86	624,090	0.00%	9.15% to 8.64%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.95% to 2.20%	1,036,355	26.05 to 22.18	26,360,918	0.60%	4.12% to 2.81%
2013	0.95% to 2.25%	1,241,395	25.02 to 21.44	30,398,885	1.10%	39.38% to 37.55%
2012	0.95% to 2.25%	1,365,131	17.95 to 15.59	24,024,025	0.44%	14.64% to 13.13%
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.95% to 2.25%	2,602,296	24.69 to 13.93	60,252,738	1.82%	7.06% to 5.66%
2013	0.95% to 2.25%	3,076,919	23.06 to 13.19	66,538,642	1.95%	19.95% to 18.38%
2012	0.95% to 2.25%	3,631,658	19.22 to 11.14	65,335,071	3.66%	9.38% to 7.94%
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
Appreciation Portfolio - Service Shares (DCAPS)
2014	1.50% to 2.60%	61,065	17.60 to 15.27	1,015,902	1.59%	6.21% to 5.02%
2013	1.50% to 2.60%	72,014	16.58 to 14.54	1,134,640	1.70%	19.01% to 17.68%
2012	1.50% to 2.60%	88,355	13.93 to 12.35	1,180,325	3.20%	8.48% to 7.27%
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2014	0.95% to 1.10%	697	$17.64 to $ 17.29	$12,118	0.00%	0.63% to 0.48%
2013	0.95% to 1.55%	2,139	17.53 to 16.28	35,684	0.00%	47.14% to 46.25%
2012	0.95% to 1.55%	2,740	11.91 to 11.13	31,378	0.00%	19.42% to 18.69%
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
International Value Portfolio - Initial Shares (DVIV)
2014	0.95% to 1.40%	342	16.00 to 15.07	5,270	1.79%	-10.18% to -10.59%
2013	0.95% to 1.40%	536	17.82 to 16.86	9,342	2.32%	21.83% to 21.27%
2012	0.95% to 1.40%	4,058	14.62 to 13.90	59,124	3.45%	11.59% to 11.09%
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2014	1.50% to 2.60%	19,014	12.47 to 10.81	224,746	1.83%	-2.81% to -3.90%
2013	1.50% to 2.60%	21,807	12.83 to 11.25	266,679	0.80%	14.37% to 13.10%
2012	1.50% to 2.60%	30,241	11.21 to 9.95	325,343	0.26%	8.37% to 7.16%
2011	1.50% to 2.60%	50,099	10.35 to 9.28	496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
High Income Bond Fund II - Service Shares (FHIBS)
2014	1.50% to 2.60%	86,163	21.19 to 18.38	1,736,607	6.01%	0.88% to -0.24%
2013	1.50% to 2.60%	97,338	21.00 to 18.42	1,951,238	6.86%	5.13% to 3.95%
2012	1.50% to 2.60%	113,545	19.98 to 17.72	2,178,864	7.11%	12.59% to 11.33%
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.95% to 2.25%	4,354,125	19.05 to 16.05	80,390,966	3.85%	2.81% to 1.46%
2013	0.95% to 2.25%	4,981,035	18.53 to 15.82	89,634,995	4.37%	0.08% to -1.24%
2012	0.95% to 2.25%	5,823,950	18.52 to 16.02	104,920,544	4.21%	8.68% to 7.25%
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
Quality Bond Fund II - Service Shares (FQBS)
2014	1.50% to 2.60%	218,149	14.84 to 12.88	3,092,039	3.64%	1.96% to 0.82%
2013	1.50% to 2.60%	259,067	14.56 to 12.77	3,614,276	4.09%	-0.76% to -1.87%
2012	1.50% to 2.60%	284,778	14.67 to 13.01	4,020,956	3.90%	7.80% to 6.59%
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2014	1.50% to 2.60%	21,779	21.71 to 18.83	448,550	0.70%	4.92% to 3.74%
2013	1.50% to 2.60%	34,351	20.69 to 18.15	679,463	0.65%	28.23% to 26.80%
2012	1.50% to 2.60%	42,219	16.14 to 14.31	656,663	0.33%	25.15% to 23.75%
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2014	0.95% to 1.30%	429,643	34.72 to 32.26	14,526,741	0.85%	10.75% to 10.37%
2013	0.95% to 1.35%	465,436	31.35 to 29.45	14,229,522	0.97%	29.90% to 29.38%
2012	0.95% to 1.35%	507,700	24.13 to 22.76	11,968,609	1.26%	15.20% to -14.72%
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.95% to 2.05%	1,251,643	10.93 to 9.92	13,535,715	0.60%	-13.59% to -14.56%
2013	0.95% to 2.05%	1,355,265	12.65 to 11.61	17,002,586	0.67%	22.97% to 21.60%
2012	0.95% to 2.20%	1,612,415	10.29 to 9.45	16,496,248	0.67%	3.74% to 2.42%
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.95% to 2.25%	9,377,426	23.4 to 16.56	216,789,547	2.64%	7.61% to 6.20%
2013	0.95% to 2.25%	10,635,351	21.75 to 15.60	228,824,899	2.33%	26.80% to 25.13%
2012	0.95% to 2.25%	12,322,376	17.15 to 12.46	209,206,883	2.88%	16.07% to 14.55%
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	1.50% to 2.60%	277,879	17.65 to 15.31	4,710,320	2.53%	6.85% to 5.66%
2013	1.50% to 2.60%	317,752	16.52 to 14.49	5,053,731	2.19%	25.91% to 24.51%
2012	1.50% to 2.60%	368,868	13.12 to 11.64	4,675,223	2.73%	15.30% to 14.01%
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.95% to 1.95%	663,828	$14.66 to $ 13.42	$9,586,214	1.45%	3.36% to 2.31%
2013	0.95% to 1.95%	760,965	14.18 to 13.12	10,654,276	1.56%	12.32% to 11.18%
2012	0.95% to 1.80%	805,672	12.63 to 11.92	10,064,363	1.67%	10.62% to 9.67%
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.25% to 2.25%	3,770	15.54 to 14.08	54,621	1.25%	2.91% to 1.87%
2013	1.25% to 2.25%	4,548	15.10 to 13.83	64,626	1.40%	11.78% to 10.65%
2012	1.25% to 2.25%	4,864	13.51 to 12.50	62,155	1.74%	10.19% 9.07%
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.95% to 1.85%	877,056	14.52 to 13.42	12,566,546	1.57%	3.67% to 2.73%
2013	0.95% to 1.85%	889,747	14.01 to 13.06	12,324,633	1.81%	14.85% to 13.81%
2012	0.95% to 1.95%	836,539	12.20 to 11.40	10,106,278	2.05%	12.11% to 10.98%
2011	0.95% to 1.95%	763,176	10.88 to 10.27	8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.25% to 2.25%	9,056	16.11 to 14.6	137,042	1.38%	3.29% to 2,24%
2013	1.25% to 2.25%	9,789	15.60 to 14.28	144,332	1.53%	14.19% to 13.03%
2012	1.25% to 2.25%	10,554	13.66 to 12.64	137,177	1.75%	11.65% to 10.52%
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.95% to 2.05%	561,359	14.73 to 13.37	8,163,977	1.49%	3.87% to 2.71%
2013	0.95% to 1.80%	582,494	14.18 to 13.27	8,172,824	1.74%	20.34% to 19.31%
2012	0.95% to 1.80%	569,456	11.78 to 11.12	6,650,619	1.97%	14.38% to 13.40%
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.25% to 2.25%	19,002	16.82 to 15.24	309,821	1.29%	3.43% to 2.39%
2013	1.25% to 2.25%	21,000	16.26 to 14.88	332,291	1.46%	19.89% to 18.68%
2012	1.25% to 2.25%	23,092	13.56 to 12.54	305,870	1.83%	13.74% to 12.58%
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2014	0.95% to 1.30%	62,685	18.97 to 17.36	1,114,397	0.11%	11.00% to 10.64%
2013	0.95% to 1.30%	73,114	17.09 to 15.69	1,172,662	0.19%	36.50% to 35.99%
2012	0.95% to 1.30%	83,048	12.52 to 11.53	977,697	0.34%	18.34% to 17.86%
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
VIP Growth Portfolio - Service Class (FGS)
2014	0.95% to 2.20%	7,796,816	23.83 to 12.84	174,901,353	0.09%	10.13% to 8.74%
2013	0.95% to 2.20%	8,522,611	21.64 to 11.81	174,182,549	0.19%	34.91% to 33.21%
2012	0.95% to 2.20%	9,695,757	16.04 to 8.87	147,152,178	0.47%	13.45% to 12.02%
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	1.50% to 2.60%	150,437	17.42 to 15.11	2,518,512	0.00%	9.35% to 8.13%
2013	1.50% to 2.60%	174,860	15.93 to 13.97	2,672,773	0.05%	33.96% to 32.47%
2012	1.50% to 2.60%	189,748	11.89 to 10.55	2,176,630	0.33%	12.68% to 11.42%
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
VIP High Income Portfolio - Service Class (FHIS)
2014	0.95% to 2.20%	2,134,772	15.91 to 12.35	34,429,561	5.41%	0.11% to -1.15%
2013	0.95% to 2.20%	2,423,871	15.89 to 12.50	39,104,663	5.44%	4.87% to 3.54%
2012	0.95% to 2.20%	2,889,322	15.15 to 12.07	44,514,658	5.45%	13.11% to 11.68%
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
VIP High Income Portfolio - Service Class R (FHISR)
2014	0.95% to 2.20%	1,838,763	14.31 to 12.99	26,008,523	3.44%	0.03% to -1.23%
2013	0.95% to 2.20%	3,786,746	14.31 to 13.15	53,482,489	6.16%	4.92% to 3.59%
2012	0.95% to 2.20%	4,789,971	13.64 to 12.69	64,630,282	6.17%	13.01% to 11.58%
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.95% to 1.85%	2,667,673	15.61 to 13.47	39,225,197	2.07%	4.75% to 3.80%
2013	0.95% to 2.20%	3,020,099	14.31 to 12.49	42,470,243	2.06%	-2.82% to -4.05%
2012	0.95% to 2.20%	3,975,975	14.72 to 13.02	57,606,006	2.14%	4.76% to 3.44%
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.95% to 2.20%	1,970,607	22.6 to 15.28	33,155,493	0.15%	5.19% to 3.86%
2013	0.95% to 2.20%	2,291,393	16.22 to 14.71	36,702,772	0.39%	34.77% to 33.07%
2012	0.95% to 2.20%	2,847,168	16.07 to 11.06	33,890,768	0.48%	13.66% to 12.22%
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2014	1.50% to 2.60%	159,648	$30.09 to $ 26.1	$4,596,858	0.02%	4.44% to 3.27%
2013	1.50% to 2.60%	185,686	28.81 to 25.27	5,132,066	0.27%	33.83% to 32.34%
2012	1.50% to 2.60%	225,619	21.53 to 19.10	4,685,563	0.38%	12.84% to 11.58%
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
VIP Overseas Portfolio - Service Class (FOS)
2014	0.95% to 2.20%	745,111	17.54 to 12.1	13,047,672	1.17%	-9.03% to -10.18%
2013	0.95% to 2.20%	847,048	19.28 to 13.48	16,317,408	1.25%	29.14% to 27.51%
2012	0.95% to 2.20%	979,779	14.93 to 10.57	14,631,223	1.78%	19.39% to 17.88%
2011	0.95% to 2.20%	1,153,475	12.51 to 8.96	14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	1.50% to 2.60%	130,763	16.19 to 14.04	2,040,067	1.02%	-9.69% to -10.69%
2013	1.50% to 2.60%	160,369	17.93 to 15.73	2,767,075	1.13%	28.20% to 26.77%
2012	1.50% to 2.60%	197,646	13.98 to 12.40	2,673,230	1.67%	18.64% to 17.31%
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.95% to 2.20%	1,234,531	17.69 to 15.06	21,365,826	1.16%	-9.05% to -10.20%
2013	0.95% to 2.20%	1,432,190	19.45 to 16.77	27,301,447	1.28%	29.06% to 27.44%
2012	0.95% to 2.20%	1,616,873	15.07 to 13.16	23,901,516	1.78%	19.52% to 18.01%
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.95% to 2.20%	490,540	23.6 to 20.09	11,299,592	0.84%	5.68% to 4.35%
2013	0.95% to 2.20%	579,506	22.33 to 19.25	12,648,432	0.79%	29.21% to 27.58%
2012	0.95% to 2.05%	680,153	17.28 to 15.34	11,549,104	0.50%	25.89% to 24.49%
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.95% to 2.20%	3,904,594	15.83 to 14.18	60,696,543	4.97%	3.62% to 2.31
2013	0.95% to 2.20%	3,963,678	15.28 to 13.86	59,562,946	6.38%	12.86% to 11.44%
2012	0.95% to 2.20%	3,981,931	13.54 to 12.44	53,095,603	6.44%	11.58% to 10.17%
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	1.25% to 2.25%	38,167	20.16 to 17.12	741,786	1.31%	7.36% to 6.28%
2013	1.25% to 2.25%	43,332	18.78 to 16.11	786,584	1.51%	28.07% to 26.77%
2012	1.25% to 2.25%	47,724	14.66 to 12.71	676,912	1.62%	10.56% to 9.44%
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.95% to 1.85%	741,947	15.94 to 14.73	11,761,173	0.61%	-0.38% to -1.29%
2013	0.95% to 2.20%	924,905	16.01 to 14.52	14,759,707	1.28%	34.94% to 33.24%
2012	0.95% to 2.20%	1,017,605	11.86 to 10.90	12,077,628	0.77%	17.26% to 15.78%
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.95% to 2.05%	453,033	9.37 to 8.92	4,238,763	1.49%	-6.31% to -7.01%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.95% to 1.95%	866,682	8.68 to 8.62	7,541,374	2.83%	-13.21% to -13.80%	****
2013	1.25%	1,399	19.86	27,781	2.29%	21.43%
2012	1.25%	1,524	16.35	24,909	2.94%	16.75%
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.95% to 2.20%	3,710,891	10.02 to 9.94	37,147,623	5.15%	0.21% to -0.64%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.95% to 2.05%	601,402	12.97 to 12.03	7,698,785	2.82%	1.87% to 0.74%
2013	0.95% to 2.05%	478,758	12.73 to 11.95	6,019,658	12.55%	22.59% to 21.23%
2012	0.95% to 1.95%	345,064	10.38 to 9.90	3,546,176	3.07%	14.23% to 13.08%
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.95% to 2.35%	1,702,995	11.06 to 9.37	18,410,273	1.45%	-0.35% to -1.75%
2013	0.95% to 2.35%	2,364,681	11.10 to 9.54	25,702,062	2.57%	-0.34% to -1.75%
2012	0.95% to 2.35%	1,803,378	11.14 to 9.71	19,676,659	2.89%	3.61% to 2.14%
2011	0.95% to 2.35%	2,113,398	10.75 to 9.50	22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
Guardian Portfolio - I Class Shares (AMGP)
2014	1.60% to 1.75%	12,744	27.04 to 18.09	245,173	0.46%	7.28% to 7.12%
2013	1.60% to 1.75%	12,897	25.21 to 16.89	231,416	0.83%	36.60% to 36.39%
2012	1.60% to 1.75%	13,209	18.45 to 12.39	173,493	0.26%	10.92% to 10.75%
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	1.60% to 1.75%	8,785	$30.40 to $ 21.29	$206,691	0.00%	5.86% to 5.70%
2013	1.60% to 1.75%	13,643	28.72 to 20.15	295,847	0.00%	30.49% to 30.29%
2012	1.60% to 1.75%	14,902	22.01 to 15.46	248,502	0.00%	10.61% to 10.44%
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	1.60% to 1.75%	2,502	21.72 to 16.12	46,630	0.72%	8.09% to 7.93%
2013	1.60% to 1.75%	2,653	20.10 to 14.94	46,229	1.16%	29.04% to 28.84%
2012	1.60% to 1.75%	4,405	15.57 to 11.59	55,896	0.45%	14.73% to 14.55%
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.95% to 2.60%	101,866	13.12 to 15.62	1,445,705	0.00%	2.49% to 0.78%
2013	0.95% to 2.60%	124,086	12.80 to 15.50	1,704,978	0.00%	44.45% to 42.05%
2012	0.95% to 2.60%	102,750	8.86 to 10.91	1,014,871	0.00%	7.78% to 5.99%
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.95% to 1.90%	509,600	21.47 to 19.38	10,794,836	0.36%	9.33% to 8.28%
2013	0.95% to 2.20%	582,312	19.64 to 17.37	11,268,503	0.73%	36.30% to 34.58%
2012	0.95% to 2.10%	537,817	14.41 to 13.02	7,663,164	0.23%	9.92% to 8.64%
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
International Growth Fund/VA - Service Shares (OVIGS)
2014	0.95% to 1.65%	54,549	9.06 to 9.01	493,094	0.43%	-9.45% to -9.87%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2014	0.95% to 1.35%	133,056	24.71 to 25.39	3,478,011	0.44%	14.35%
2013	0.95% to 1.35%	145,166	21.61 to 22.31	3,322,094	0.99%	28.51% to 27.99%
2012	0.95% to 1.35%	156,559	16.82 to 17.43	2,791,859	0.66%	13.03% to -12.60%
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.95% to 2.60%	6,168,087	19.56 to 15.29	117,074,386	1.38%	1.32% to -0.37%
2013	0.95% to 2.40%	2,608,469	19.31 to 15.78	49,006,436	1.39%	26.13% to 24.25%
2012	0.95% to 2.40%	3,050,182	22.92 to 12.70	45,550,676	2.16%	20.11% to 18.35%
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
Global Securities Fund/VA - Service Class (OVGSS)
2014	1.50% to 2.35%	61,526	21.35 to 19.13	1,256,946	0.89%	0.53% to -0.34%
2013	1.50% to 2.60%	73,423	21.24 to 18.63	1,498,522	1.22%	25.09% to 23.69%
2012	1.50% to 2.60%	85,619	16.98 to 15.06	1,402,134	1.90%	19.13% to 17.80%
2011	1.50% to 2.60%	125,525	14.25 to 12.79	1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.95% to 2.20%	4,629,367	20.4 to 14.13	98,161,966	0.83%	9.65% to 8.27%
2013	0.95% to 2.25%	5,261,993	18.61 to 12.12	101,913,976	1.15%	30.52% to 28.81%
2012	0.95% to 2.25%	6,117,718	14.26 to 9.41	90,848,370	0.98%	15.76% to 14.24%
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
Main Street Fund(R)/VA - Service Class (OVGIS)
2014	1.50% to 2.60%	149,873	17.96 to 15.58	2,621,809	0.57%	8.74% to 7.53%
2013	1.50% to 2.60%	166,445	16.52 to 14.49	2,676,545	0.86%	29.47% to 28.02%
2012	1.50% to 2.60%	197,383	12.76 to 11.32	2,448,732	0.66%	14.86% to 13.57%
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.95% to 1.85%	656,479	17.60 to 16.26	11,378,849	0.91%	10.87% to 9.86%
2013	0.95% to 1.85%	693,994	15.87 to 14.80	10,863,061	0.85%	39.68% to 38.41%
2012	0.95% to 1.85%	1,043,075	11.36 to 10.69	11,787,120	0.43%	16.86% to 15.80%
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	1.25%	7,048	24.98	176,054	0.63%	10.26%
2013	1.25%	7,696	22.66	174,347	0.67%	38.87%
2012	1.25%	10,227	16.31	166,865	0.33%	16.20%
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.95% to 2.20%	2,660,881	22.93 to 13.63	57,039,433	0.00%	4.78% to 3.46%
2013	0.95% to 2.25%	3,051,357	18.96 to 7.17	62,518,687	0.01%	34.69% to 32.93%
2012	0.95% to 2.25%	3,506,895	14.08 to 5.39	53,390,563	0.00%	15.34% to 13.82%
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.08% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.95% to 2.20%	474,125	$10.24 to $ 9.96	$4,834,025	4.34%	1.86% to 0.58%
2013	0.95% to 2.20%	466,186	10.05 to 9.90	4,676,428	5.83%	-1.08% to -2.33%
2012	0.95% to 1.75%	125,636	10.16 to 10.15	1,276,369	0.00%	1.62% to 1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2014	1.50% to 2.60%	161,421	17.71 to 15.36	2,759,698	3.90%	0.95% to -0.17%
2013	1.50% to 2.60%	178,348	17.55 to 15.39	3,027,647	4.65%	-1.86% to -2.96%
2012	1.50% to 2.60%	199,380	17.88 to 15.86	3,458,755	5.83%	11.45% to 10.20%
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.95% to 1.95%	569,310	10.51 to 10.23	5,959,274	5.25%	-0.50% to -1.50%
2013	0.95% to 1.95%	522,258	10.56 to 10.38	5,501,980	4.99%	-0.84% to -1.84%
2012	0.95% to 2.10%	345,476	10.65 to 10.57	3,675,070	5.57%	6.50% to 5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.95% to 1.65%	340,373	12.15 to 11.67	4,085,370	2.00%	-0.65% to -1.35%
2013	0.95% to 1.65%	423,279	12.23 to 11.83	5,126,025	1.67%	-7.45% to -8.11%
2012	0.95% to 1.85%	586,111	13.21 to 12.78	7,693,194	5.33%	4.23% to 3.28%
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.95% to 2.20%	2,805,641	11.82 to 11	32,790,936	1.02%	-0.21% to -1.47%
2013	0.95% to 2.20%	3,315,426	11.84 to 11.16	38,898,969	1.37%	-1.18% to -2.43%
2012	0.95% to 2.20%	3,531,011	11.98 to 11.44	42,000,403	1.80%	4.74% to 3.42%
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
Real Return Portfolio - Administrative Class (PMVRRA)
2014	0.95% to 1.30%	60,865	14.08 to 13.66	845,404	1.42%	2.10% to 1.78%
2013	0.95% to 1.30%	67,335	13.79 to 13.42	917,457	1.62%	-10.08% to -10.40%
2012	0.95% to 1.30%	79,167	15.33 to 14.98	1,201,582	1.05%	-7.73% to -7.31%
2011	0.95% to 1.30%	86,160	14.23 to 13.96	1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.95% to 1.30%	92,939	15.66 to 15.19	1,435,512	2.17%	3.30% to 2.91%
2013	0.95% to 1.30%	103,230	15.16 to 14.76	1,546,318	2.14%	-2.89% to -3.23%
2012	0.95% to 1.30%	184,087	15.61 to 15.25	2,846,766	2.57%	-8.55% to -8.16%
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.95% to 1.75%	1,262,722	10.89 to 10.57	13,678,875	2.02%	3.18% to 2.34%
2013	0.95% to 2.20%	1,666,977	10.55 to 10.20	17,516,266	2.11%	-2.98% to -4.21%
2012	0.95% to 2.20%	1,553,315	10.88 to 10.65	16,852,755	2.46%	8.46% to 7.09%
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.95% to 1.35%	15,712	9.72 to 9.70	152,585	3.07%	-2.76% to -3.02%	****
VT Growth & Income Fund: Class IB (PVGIB)
2014	1.25%	744	18.36	13,660	1.34%	9.35%
2013	1.25%	808	16.79	13,573	1.67%	33.98%
2012	1.25%	877	12.53	10,993	1.72%	17.64%
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
VI American Franchise Fund - Series II Shares (ACEG2)
2014	0.95% to 2.60%	142,833	14.34 to 14.86	2,246,259	0.00%	7.14% to 5.36%
2013	0.95% to 2.60%	228,562	13.39 to 14.10	3,279,415	0.22%	38.47% to 36.16%
2012	0.95% to 2.60%	188,672	9.67 to 10.36	2,031,028	0.00%	-3.31% to 10.44%	****
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
VI Comstock Fund - Series II Shares (ACC2)
2014	1.50% to 2.60%	264,718	19.98 to 17.33	5,081,741	1.04%	7.46% to 6.26%
2013	1.50% to 2.60%	343,323	18.59 to 16.31	6,163,839	1.43%	33.62% to 32.13%
2012	1.50% to 2.60%	412,036	13.92 to 12.34	5,548,327	1.42%	17.14% to 15.83%
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.95% to 1.30%	1,817	14.44 to 14.31	26,109	0.03%	7.41% to 7.03%
2013	0.95% to 1.40%	4,408	13.45 to 13.34	59,050	0.44%	38.81% to 38.18%
2012	0.95% to 1.40%	4,630	9.69 to 9.66	44,799	0.00%	-3.13% to -3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI Core Equity Fund - Series I Shares (AVGI)
2014	0.95% to 1.55%	986	$20.88 to $ 19.28	$19,891	0.70%	7.12% to 6.47%
2013	0.95% to 1.55%	3,228	19.49 to 18.10	59,276	1.29%	28.02% to 27.25%
2012	0.95% to 1.55%	4,438	15.22 to 14.23	64,665	0.74%	12.80% to 12.11%
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
VI Core Equity Fund - Series II Shares (AVCE2)
2014	1.50% to 2.50%	36,293	15.83 to 14.48	553,146	0.63%	6.23% to 5.15%
2013	1.50% to 2.50%	42,811	14.90 to 13.78	616,753	1.26%	27.00% to 25.71%
2012	1.50% to 2.50%	51,171	11.73 to 10.96	584,210	0.84%	11.91% to 10.77%
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
VI Equity and Income Fund - Series I Shares (IVKEI1)
2014	0.95% to 1.70%	25,674	13.66 to 13.28	347,063	1.80%	8.00% to 7.18%
2013	0.95% to 1.70%	25,948	12.65 to 12.39	325,654	1.77%	23.99% to 23.06%
2012	0.95% to 1.55%	23,707	10.20 to 10.10	241,404	1.84%	11.50% to 10.83%
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	****
VI Global Health Care Fund - Series I Shares (IVHS)
2014	0.95% to 1.20%	20,201	22.38 to 21.90	446,575	0.00%	18.54% to 18.19%
2013	0.95% to 1.20%	16,890	18.88 to 18.53	315,457	0.75%	39.21% to 38.86%
2012	0.95% to 1.25%	13,126	13.57 to 13.30	176,151	0.00%	19.77% to 19.39%
2011	0.95% to 1.25%	7,570	11.33 to 11.14	84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
VI Global Real Estate Fund - Series I Shares (IVRE)
2014	0.95% to 1.30%	22,119	13.58 to 13.18	296,027	1.62%	13.55% to 13.13%
2013	0.95% to 1.30%	23,003	11.96 to 11.65	271,759	3.07%	1.74% to 1.38%
2012	0.95% to 1.30%	32,559	11.76 to 11.49	378,685	0.57%	26.86% to 26.40%
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
Diversified Stock Fund Class A Shares (VYDS)
2014	0.95% to 1.65%	180,037	19.01 to 16.94	3,311,651	0.88%	9.15% to 8.38%
2013	0.95% to 1.65%	223,117	17.41 to 15.63	3,768,623	0.62%	32.66% to 31.72%
2012	0.95% to 1.65%	248,424	13.13 to 11.87	3,167,471	0.95%	15.17% to 14.36%
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
Micro-Cap Portfolio-Investment Class (ROCMC)
2014	0.95% to 1.25%	41,683	13.63 to 13.28	559,848	0.00%	-4.50% to -4.80%
2013	0.95% to 1.25%	50,157	14.28 to 13.95	706,555	0.45%	19.84% to 19.47%
2012	0.95% to 1.25%	67,539	11.91 to 11.68	795,615	0.00%	6.53% to 6.28%
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.95% to 1.50%	52,064	10.30 to 10.20	534,409	0.00%	3.67% to 3.09%
2013	0.95% to 1.35%	23,432	9.93 to 9.91	232,386	0.00%	-0.68% to -0.95%	****
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2014	1.10% to 1.30%	20,950	12.14 to 11.93	253,773	0.00%	3.85% to 3.65%
2013	1.10% to 1.30%	19,296	11.69 to 11.51	225,180	0.00%	17.97% to 17.73%
2012	1.10% to 1.30%	17,262	9.91 to 9.78	170,809	0.00%	15.23% to 15.06%
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2014	1.10% to 1.30%	10,981	14.79 to 14.54	162,270	0.00%	11.79% to 11.59%
2013	1.10% to 1.30%	11,982	13.23 to 13.03	158,422	0.00%	29.08% to 28.82%
2012	1.10% to 1.30%	12,558	10.25 to 10.12	128,481	0.00%	14.53% to 14.35%
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
Series N (Managed Asset Allocation Series) (SBLN)
2014	0.95% to 1.30%	19,429	15.22 to 14.77	291,534	0.00%	5.69% to 5.35%
2013	0.95% to 1.30%	19,651	14.40 to 14.02	279,378	0.00%	13.24% to 12.84%
2012	0.95% to 1.30%	14,756	12.72 to 12.43	185,513	0.00%	12.02% to 11.64%
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
Series O (All Cap Value Series) (SBLO)
2014	0.95% to 1.20%	22,526	16.39 to 16.03	364,018	0.00%	6.64% to 6.30%
2013	0.95% to 1.20%	23,292	15.37 to 15.08	353,805	0.00%	31.95% to 31.61%
2012	0.95% to 1.20%	24,139	11.65 to 11.46	278,378	0.00%	14.44% to 14.14%
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series P (High Yield Series) (SBLP)
2014	0.95% to 1.30%	15,960	$17.69 to $ 17.17	$278,530	0.00%	1.49% to 1.24%
2013	0.95% to 1.30%	17,128	17.43 to 16.96	294,991	0.00%	6.36% to 5.99%
2012	0.95% to 1.30%	29,664	16.38 to 16.01	481,279	0.00%	13.75% to 13.39%
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
Series Q (Small Cap Value Series) (SBLQ)
2014	0.95% to 1.30%	41,661	19.77 to 19.17	811,623	0.01%	-2.27% to -2.69%
2013	0.95% to 1.30%	47,503	20.23 to 19.70	948,789	0.00%	35.49% to 35.02%
2012	0.95% to 1.30%	58,150	14.93 to 14.59	858,607	0.00%	18.30% to 17.95%
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
Series V (Mid Cap Value Series) (SBLV)
2014	0.95% to 1.30%	111,561	17.92 to 17.38	1,970,122	0.00%	-0.06% to -0.40%
2013	0.95% to 1.30%	127,816	17.93 to 17.45	2,262,464	0.00%	32.06% to 31.59%
2012	0.95% to 1.30%	161,868	13.58 to 13.26	2,173,908	0.00%	16.07% to 15.61%
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2014	1.10%	15,412	15.57	239,965	0.00%	7.60%
2013	1.10%	15,693	14.47	227,078	0.00%	39.78%
2012	1.10% to 1.15%	8,905	10.35 to 10.32	92,155	0.00%	10.34% to 10.26%
2011	1.10% to 1.15%	8,735	9.38 to 9.36	81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2014	1.10% to 1.25%	2,232	14.26 to 14.07	31,659	0.00%	13.99% to 13.74%
2013	1.10% to 1.25%	2,998	12.51 to 12.37	37,391	0.00%	26.86% to 26.67%
2012	1.10% to 1.25%	2,881	9.86 to 9.76	28,340	0.00%	9.43% to 9.29%
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
Health Sciences Portfolio - II (TRHS2)
2014	0.95% to 2.60%	1,982,157	29.06 to 26.87	57,190,414	0.00%	29.98% to 27.81%
2013	0.95% to 2.60%	1,957,164	22.35 to 21.02	43,531,343	0.00%	49.08% to 46.60%
2012	0.95% to 2.60%	1,447,320	14.99 to 14.34	21,622,699	0.00%	29.75% to 27.59%
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2014	0.95% to 2.20%	512,477	8.43 to 8.15	4,306,280	0.00%	-20.11% to -21.12%
2013	0.95% to 2.20%	418,215	10.56 to 10.34	4,403,224	0.54%	9.25% to 7.87%
2012	0.95% to 2.20%	327,050	9.66 to 9.58	3,156,795	1.06%	-3.37% to -4.19%	****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.95% to 2.20%	596,764	27.6 to 31.08	22,103,762	0.52%	-1.36% to -2.61%
2013	0.95% to 2.20%	703,220	27.98 to 31.91	26,019,673	1.67%	10.96% to 9.56%
2012	0.95% to 2.20%	905,469	25.22 to 29.13	30,746,409	0.00%	28.57% to 26.95%
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.95% to 2.60%	532,270	25.85 to 27.08	16,569,011	0.10%	-19.87% to -21.21%
2013	0.95% to 2.60%	656,630	32.26 to 34.36	25,424,540	0.77%	9.48% to 7.66%
2012	0.95% to 2.60%	900,815	29.47 to 31.92	32,107,037	0.77%	2.40% to 0.69%
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.95% to 2.25%	4,909,748	30.35 to 24.72	145,438,477	0.49%	-6.16% to -7.40%
2013	0.95% to 2.25%	5,765,187	32.34 to 26.69	182,232,052	1.30%	23.94% to 22.32%
2012	0.95% to 2.25%	6,695,505	26.09 to 21.82	170,977,693	1.16%	18.04% to 16.49%
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
Variable Insurance Portfolios - Balanced (WRBP)
2014	0.95% to 2.25%	2,447,647	21.39 to 17.49	51,201,075	0.93%	6.55% to 5.15%
2013	0.95% to 2.25%	2,598,391	20.07 to 16.63	51,059,224	1.46%	22.52% to 20.92%
2012	0.95% to 2.25%	2,832,072	16.38 to 13.76	45,485,972	1.50%	10.68% to 9.23%
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
Variable Insurance Portfolios - Bond (WRBDP)
2014	0.95% to 2.25%	3,864,467	16.78 to 13.52	63,353,834	3.82%	3.35% to 1.99%
2013	0.95% to 2.25%	4,392,785	16.24 to 13.26	69,801,032	3.56%	-3.02% to -4.29%
2012	0.95% to 2.25%	5,653,755	16.74 to 13.85	92,655,701	3.12%	4.77% to 3.39%
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Core Equity (WRCEP)
2014	0.95% to 2.25%	6,005,339	$19.24 to $ 16.04	$113,048,984	0.49%	8.64% to 7.21%
2013	0.95% to 2.25%	6,849,960	17.71 to 14.96	118,818,034	0.55%	32.24% to 30.51%
2012	0.95% to 2.25%	7,924,937	13.39 to 11.46	104,114,930	0.59%	17.47% to 15.93%
2011	0.95% to 2.25%	9,558,169	11.40 to 9.89	107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2014	0.95% to 2.25%	798,548	20.47 to 17.78	16,086,259	1.15%	8.80% to 7.37%
2013	0.95% to 2.25%	932,175	18.81 to 16.56	17,272,541	1.62%	28.38% to 26.70%
2012	0.95% to 2.25%	1,093,997	14.65 to 13.07	15,813,876	1.10%	12.10% to 10.63%
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
Variable Insurance Portfolios - Energy (WRENG)
2014	0.95% to 2.25%	449,790	12.61 to 11.25	5,585,927	0.00%	-11.41% to -12.58%
2013	0.95% to 2.25%	469,042	14.24 to 12.86	6,583,998	0.00%	26.54% to 24.88%
2012	0.95% to 2.25%	580,041	11.25 to 10.30	6,448,904	0.00%	0.41% to -0.91%
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
Variable Insurance Portfolios - Global Bond (WRGBP)
2014	0.95% to 2.25%	446,528	10.41 to 9.92	4,624,307	2.23%	-0.77% to -2.07%
2013	0.95% to 2.25%	368,482	10.49 to 10.13	3,851,854	0.00%	0.78% to -0.54%
2012	0.95% to 2.25%	258,003	10.41 to 10.19	2,680,726	3.42%	5.40% to 4.01%
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2014	0.95% to 2.25%	808,834	11.93 to 10.51	9,491,809	0.00%	-13.86% to -15.00%
2013	0.95% to 2.25%	965,476	13.86 to 12.37	13,170,383	0.00%	6.78% to 5.38%
2012	0.95% to 2.25%	1,371,424	12.98 to 11.74	17,549,749	0.00%	0.91% to -0.41%
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
Variable Insurance Portfolios - Growth (WRGP)
2014	0.95% to 2.25%	6,325,193	17.87 to 15.23	110,513,892	0.41%	10.75% to 9.30%
2013	0.95% to 2.25%	7,313,103	16.14 to 13.93	115,513,677	0.43%	35.16% to 33.39%
2012	0.95% to 2.25%	8,850,476	11.94 to 10.45	103,583,897	0.06%	11.67% to 10.20%
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.95% to 2.25%	3,019,321	26.94 to 22.20	79,517,963	4.95%	0.94% to -0.39%
2013	0.95% to 2.25%	3,444,773	26.69 to 22.29	90,092,893	4.89%	9.45% to 8.01%
2012	0.95% to 2.25%	3,437,628	24.38 to 20.63	82,139,540	6.30%	17.51% to 15.97%
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
Variable Insurance Portfolios - International Growth (WRIP)
2014	0.95% to 2.25%	1,669,710	15.26 to 12.54	24,877,580	2.14%	0.00% to -1.32%
2013	0.95% to 2.25%	1,937,503	15.26 to 12.71	28,929,728	0.91%	18.09% to 16.54%
2012	0.95% to 2.25%	2,396,608	12.93 to 10.91	30,361,361	1.97%	16.93% to 15.39%
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2014	0.95% to 2.05%	583,553	19.18 to 17.03	11,016,705	2.53%	0.48% to -0.64%
2013	0.95% to 2.05%	641,781	19.09 to 17.14	12,068,034	1.67%	23.73% to 22.35%
2012	0.95% to 2.25%	780,139	15.43 to 13.76	11,877,621	2.39%	12.25% to 10.77%
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2014	0.95% to 1.95%	515,682	10.24 to 9.87	5,246,609	0.56%	0.02% to -0.99%
2013	0.95% to 2.00%	515,731	10.24 to 9.95	5,251,273	0.00%	-1.48% to -2.53%
2012	0.95% to 2.00%	494,224	10.39 to 10.21	5,120,924	4.09%	2.39% to 1.30%
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2014	0.95% to 1.95%	168,210	24.46 to 21.95	4,048,750	0.00%	-2.67% to -3.66%
2013	0.95% to 1.95%	214,062	25.13 to 22.79	5,302,156	0.00%	55.79% to 54.22%
2012	0.95% to 1.85%	237,238	16.13 to 14.91	3,779,957	0.00%	10.78% to 9.77%
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.95% to 2.25%	680,684	24.82 to 21.87	16,627,571	0.00%	6.84% to 5.44%
2013	0.95% to 2.25%	734,887	23.23 to 20.74	16,818,109	0.00%	28.70% to 27.02%
2012	0.95% to 2.25%	799,639	18.05 to 16.33	14,247,875	0.00%	12.48% to 11.00%
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Money Market (WRMMP)
2014	0.95% to 2.25%	1,377,912	$10.77 to $ 8.92	$14,556,405	0.02%	-0.93% to -2.23%
2013	0.95% to 2.25%	1,555,209	10.87 to 9.12	16,597,987	0.02%	-0.93% to -2.23%
2012	0.95% to 2.25%	1,805,265	10.98 to 9.33	19,441,214	0.02%	-0.93% to -2.24%
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	0.95% to 2.25%	374,416	22.54 to 19.65	8,308,799	1.03%	28.93% to 27.24%
2013	0.95% to 2.25%	393,521	17.49 to 15.44	6,779,587	1.15%	0.17% to -1.15%
2012	0.95% to 2.25%	462,722	17.46 to 15.62	7,968,210	0.73%	16.60% to 15.06%
2011	0.95% to 2.25%	565,907	14.97 to 13.57	8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	0.95% to 2.25%	2,659,452	28.18 to 24.26	73,296,134	0.00%	1.93% to 0.59%
2013	0.95% to 2.25%	3,080,205	27.65 to 25.31	83,423,314	0.00%	54.90% to 52.87%
2012	0.95% to 2.25%	3,672,810	17.85 to 16.55	64,303,289	0.00%	26.61% to 24.95%
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.95% to 2.25%	2,321,746	20.43 to 17.58	46,410,747	0.00%	0.63% to -0.69%
2013	0.95% to 2.25%	2,683,021	20.30 to 17.74	53,369,884	0.00%	42.00% to 40.14%
2012	0.95% to 2.25%	3,296,538	14.30 to 12.66	46,267,768	0.00%	4.16% to 2.79%
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2014	0.95% to 2.25%	287,890	21.31 to 18.51	6,020,462	0.09%	6.03% to 4.64%
2013	0.95% to 2.25%	359,957	20.10 to 17.69	7,117,138	0.85%	32.26% to 30.53%
2012	0.95% to 2.05%	400,259	15.19 to 13.79	5,996,555	0.46%	17.50% to 16.20%
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
Variable Insurance Portfolios - Value (WRVP)
2014	0.95% to 2.25%	2,083,026	22.97 to 19.17	46,674,580	1.08%	9.89% to 8.45%
2013	0.95% to 2.25%	2,370,208	20.90 to 17.68	48,380,049	0.80%	34.05% to 32.29%
2012	0.95% to 2.25%	2,815,525	15.59 to 13.36	42,943,614	1.34%	17.75% to 16.20%
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	1.60% to 1.75%	8,810	19.82 to 19.38	171,308	0.06%	8.66% to 8.49%
2013	1.60% to 1.75%	11,012	18.24 to 17.86	197,425	0.27%	28.59% to 28.39%
2012	1.60% to 1.75%	12,979	14.18 to 13.91	181,078	0.10%	13.67% to 13.50%
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.95% to 2.05%	321,420	24.05 to 22.58	7,645,798	0.00%	-2.81% to -3.89%
2013	0.95% to 2.05%	373,905	24.75 to 23.49	9,169,342	0.00%	48.80% to 47.15%
2012	0.95% to 2.05%	300,349	16.63 to 15.96	4,949,232	0.00%	6.84% to 5.65%
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95% to 2.60%	2,825,641	30.34 to 25.36	83,835,381	1.38%	26.13% to 24.03%
2012	0.95% to 2.60%	3,103,349	24.05 to 20.45	73,128,193	2.16%	20.07% to 18.07%
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95% to 2.20%	2,777,451	20.42 to 18.06	55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.95% to 2.05%	521,050	11.65 to 10.70	6,009,116	1.69%	-1.91% to -3.00%
2012	0.95% to 2.15%	878,045	17.34 to 10.95	10,359,629	1.46%	12.08% to 10.72%
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95% to 1.95%	698,073	13.54 to 12.53	9,344,201	2.25%	21.81% to 20.58%
2012	0.95% to 2.15%	799,025	11.11 to 10.25	8,809,472	2.93%	17.18% to 15.75%
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.95% to 2.20%	2,377,530	$18.19 to $16.50	$42,672,358	4.72%	0.67% to -0.60%
2012	0.95% to 2.20%	2,803,406	18.07 to 16.60	50,081,035	6.30%	13.97% to 12.52%
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95% to 2.20%	1,692,213	16.76 to 15.01	27,925,404	6.39%	5.92% to 4.58%
2012	0.95% to 2.20%	1,969,531	15.82 to 14.35	30,763,762	7.77%	13.62% to 12.18%
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95% to 2.05%	958,212	26.19 to 22.99	24,572,794	1.12%	-0.21% to -1.31%
2012	0.95% to 2.20%	1,117,157	26.24 to 22.92	28,762,555	0.44%	16.12% to 14.65%
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	1.50% to 2.60%	22,478	19.52 to 17.51	423,707	0.91%	-1.06% to -2.16%
2012	1.50% to 2.60%	28,770	19.73 to 17.90	549,863	0.24%	15.16% to 13.87%
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
NVIT International Equity Fund - Class III (obosolete) (GIG3)
2013	0.95% to 2.20%	848,759	23.25 to 20.04	19,360,340	0.52%	16.69% to 15.22%
2012	0.95% to 2.20%	975,577	19.92 to 17.40	19,096,114	0.80%	14.48% to 13.03%
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95% to 2.25%	4,472,594	11.53 to 10.69	51,124,329	1.23%	20.19% to 18.61%
2012	0.95% to 2.25%	5,166,488	9.59 to 9.02	49,202,731	0.57%	14.68% to 13.17%
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.95% to 2.20%	515,192	18.89 to 16.49	9,518,408	2.21%	20.27% to 18.75%
2012	0.95% to 2.20%	603,932	15.70 to 13.89	9,296,209	0.40%	16.12% to 14.65%
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	1.50% to 2.60%	25,684	12.23 to 10.97	307,543	2.23%	19.28% to 17.95%
2012	1.50% to 2.60%	30,450	10.25 to 9.30	306,774	0.16%	15.19% to 13.90%
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
Sterling Capital Strategic Allocation Equity VIF (obsolete) (BBCMAG)
2012	0.95% to 1.70%	37,711	11.96 to 10.99	435,345	0.86%	12.33% to 11.48%
2011	0.95% to 1.70%	50,679	10.65 to 9.86	517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.55%	21,860	$3.01 to $2.91	$64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%

2014	Reserves for annuity contracts in payout phase:			73,875,757
2014	Contract owners equity:			$5,801,419,569
2013	Reserves for annuity contracts in payout phase:			78,089,833
2013	Contract owners equity:			$6,214,279,257
2012	Reserves for annuity contracts in payout phase:			73,557,624
2012	Contract owners equity:			$5,859,299,538
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.
Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on April 29, 1998 with Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Contract of reinsurance in connection with the variable annuity contracts offered – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
(8)	Form of Participation Agreements –
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm".
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2. 2005, as amended, under document "nwfpa99h12a.htm".
(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(11)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(13)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(14)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(15)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(16)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and Fam Variable Series Funds, Inc.), dated April 13, 2004, as amended, as document "blackrockfpa.htm".
(17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc. dated December 1, 2000, as document, "waddellreedfpa.htm".
(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, as document "pimcofpa.htm".
(19)	Fund Participation Agreement with Royce & Associates, Inc. dated February 14, 2002, as amended, as document "roycefpa.htm".
(20)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
(21)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 26(h), and is hereby incorporated by reference.
(22)	Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000, as document "creditsuissefpa.htm".
The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 26(h), and are hereby incorporated by reference.
(23)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006, as document "sbl_fpa.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 26(h), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document "jpmorganfpa.htm".
The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 26(h), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010, as document "huntingtonfpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference
(26)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(27)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(28)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 20, 2011 with post-effective amendment number 30 of registration statement (333-103094) under Exhibit 26(h), and is hereby incorporated by reference.
(29)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999, as document "victoryfpa.htm".

The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(30)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and is hereby incorporated by reference.
(31)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document " delawarefpa.htm."
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(32)	Fund Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, as document "mfsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 36,734 and 26,753 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, Inc. ("SDI")
(a)	Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
And of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
(b)	Directors and Officers of SDI:

Michael K. Reidy	President and Chairman of the Board
Jeff Hunter	Treasurer
Justin Jacquinot	Senior Vice President, Direct Relationships
Kurt E. Auleta	Vice President and Director
James J. Kiley	Vice President, Education Markets
Paula K. Dell	Vice President
Christopher D. Swickard	Vice President, Secretary and Director
Kevin M. Watt	Vice President
Donald A. Wiley	Vice President
James R. Schmank	Vice President
Mark Turner	Vice President
Yolande C. Nichols	Chief Compliance Officer

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, Inc.	$310,288	$0	$0	$0
Waddell & Reed, Inc.

(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7
Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
Waddell & Reed Advisors Funds	Ivy Funds Variable Insurance Portfolios
Waddell & Reed Advisors Accumulative Fund	Ivy Funds VIP Asset Strategy Portfolio
Waddell & Reed Advisors Asset Strategy Fund	Ivy Funds VIP Balanced Portfolio
Waddell & Reed Advisors Bond Fund	Ivy Funds VIP Bond Portfolio
Waddell & Reed Advisors Continental Income Fund	Ivy Funds VIP Core Equity Portfolio
Waddell & Reed Advisors Core Investment Fund	Ivy Funds VIP Dividend Opportunities Portfolio
Waddell & Reed Advisors Cash Management	Ivy Funds VIP Energy Portfolio
Waddell & Reed Advisors Dividend Opportunities Fund	Ivy Funds VIP Global Bond Portfolio
Waddell & Reed Advisors Energy Fund	Ivy Funds VIP Global Natural Resources Portfolio
Waddell & Reed Advisors Global Bond Fund	Ivy Funds VIP Growth Portfolio
Waddell & Reed Government Securities Fund	Ivy Funds VIP High Income Portfolio
Waddell & Reed Advisors High Income Fund	Ivy Funds VIP International Core Equity Portfolio
Waddell & Reed Advisors Global Growth Fund	Ivy Funds VIP Global Growth Portfolio
Waddell & Reed Advisors Municipal Bond Fund	Ivy Funds VIP Limited-Term Bond Portfolio
Waddell & Reed Advisors Municipal High Income Fund	Ivy Funds VIP Micro Cap Growth Portfolio
Waddell & Reed Advisors New Concepts Fund	Ivy Funds VIP Mid Cap Growth Portfolio
Waddell & Reed Advisors Science and Technology Fund	Ivy Funds VIP Money Market Portfolio
Waddell & Reed Advisors Small Cap Fund	Ivy Funds VIP Pathfinder Aggressive Portfolio
Waddell & Reed Advisors Tax-Managed Equity Fund	Ivy Funds VIP Pathfinder Conservative Portfolio
Waddell & Reed Advisors Value Fund	Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Waddell & Reed Advisors Vanguard Fund	Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
InvestEd Portfolios	Ivy Funds VIP Pathfinder Moderate Portfolio
InvestEd Conservative Portfolio	Ivy Funds VIP Pathfinder Moderate – Managed Volatility
InvestEd Balanced Portfolio	Ivy Funds VIP Pathfinder Moderately Aggressive – Managed Volatility
InvestEd Growth Portfolio	Ivy Funds VIP Pathfinder Moderately Conservative – Managed Volatility
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and Chief Executive Officer

Derek D. Burke	President
Henry J. Herrmann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Michael D. Strohm	Director and Chief Operating Officer
Shawn M. Mihal	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Kenneth M. Cherrier	Senior Vice President and Chief Supervisory Officer
Wendy J. Hills	Senior Vice President and General Counsel
Brent K. Bloss	Director, Senior Vice President and Treasurer
Melissa A. Clouse	Vice President, Controller, Principal Accounting Officer and Principal Fiscal Officer
James D. Hughes	Assistant Vice President and Secretary
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact